UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2011. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	364,267	$6,657,686
EQ/AXA Franklin Small Cap Value Core Portfolio‡	314,632	3,448,381
EQ/BlackRock Basic Value Equity Portfolio‡	848,244	12,339,311
EQ/Boston Advisors Equity Income Portfolio‡	849,885	4,719,151
EQ/Core Bond Index Portfolio‡	117,134	1,137,282
EQ/Davis New York Venture Portfolio‡	1,219,766	12,423,427
EQ/Equity Growth PLUS Portfolio‡	237,255	3,750,670
EQ/GAMCO Mergers and Acquisitions Portfolio‡	738,460	9,531,997
EQ/GAMCO Small Company Value Portfolio‡	385,271	16,132,720
EQ/Global Bond PLUS Portfolio‡	1,498,999	15,005,043
EQ/Global Multi-Sector Equity Portfolio‡	981,482	12,703,149
EQ/Intermediate Government Bond Index Portfolio‡	196,056	1,933,938
EQ/International Core PLUS Portfolio‡	1,754,625	17,671,097
EQ/International Growth Portfolio‡	768,759	5,037,777
EQ/International Value PLUS Portfolio‡	268,765	3,246,981
EQ/Large Cap Core PLUS Portfolio‡	1,760,983	13,445,076
EQ/Large Cap Growth PLUS Portfolio‡	985,893	17,690,873
EQ/Large Cap Value PLUS Portfolio‡	365,737	3,954,760
EQ/PIMCO Ultra Short Bond Portfolio‡	899,906	8,975,964
EQ/Small Company Index Portfolio‡	54,636	619,877
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	77,900	8,503,564
iShares Cohen & Steers Realty Majors Index Fund	120,700	8,468,312
iShares COMEX Gold Trust*	1,082,600	15,167,226
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	41,820	3,115,381
iShares FTSE China 25 Index Fund	56,900	2,558,224
iShares JP Morgan USD Emerging Markets Bond Fund	45,360	4,836,737
iShares MSCI EAFE Small Cap Index Fund	99,200	4,299,328
iShares MSCI Emerging Markets Index Fund	38,600	1,879,434
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,726,670
iShares S&P Global Clean Energy Index Fund	98,410	1,855,029
iShares S&P Global Energy Sector Index Fund	38,960	1,730,603
iShares S&P Latin America 40 Index Fund	35,600	1,914,924
iShares S&P North American Natural Resources Sector Index Fund	126,360	$5,919,966
iShares Silver Trust*	95,450	3,511,606
Multimanager Core Bond Portfolio‡	966,921	10,098,461
Multimanager International Equity Portfolio‡	260,917	2,955,243
Multimanager Large Cap Core Equity Portfolio‡	469,866	5,106,670
Multimanager Large Cap Value Portfolio‡	410,400	4,258,648
Multimanager Mid Cap Growth Portfolio*‡	224,792	2,286,751
Multimanager Mid Cap Value Portfolio‡	231,892	2,490,278
Multimanager Small Cap Growth Portfolio*‡	382,445	3,626,390
Multimanager Small Cap Value Portfolio‡	89,721	1,043,101
SPDR Barclays Capital High Yield Bond ETF	203,900	8,255,911
SPDR S&P Emerging Asia Pacific ETF	16,200	1,379,916
SPDR S&P Emerging Markets SmallCap ETF	5,200	280,072
Vanguard REIT ETF	51,800	3,029,782

Total Investment Companies (98.2%) (Cost $248,919,815)		281,723,387

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $5,562,802)	$5,562,802	5,562,802

Total Investments (100.1%) (Cost $254,482,617)		287,286,189
Other Assets Less Liabilities (-0.1%)		(227,060)

Net Assets (100%)		$287,059,129

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$4,651,462	$1,400,000	$—	$6,657,686	$—	$—
EQ/AXA Franklin Small Cap Value Core Portfolio	3,309,224	26,937	128,234	3,448,381	—	(2,729)
EQ/BlackRock Basic Value Equity Portfolio	11,824,720	70,708	334,947	12,339,311	—	(5,494)
EQ/Boston Advisors Equity Income Portfolio	4,560,199	26,937	117,987	4,719,151	—	7,519
EQ/Core Bond Index Portfolio	2,417,882	74,075	1,343,045	1,137,282	—	2,095
EQ/Davis New York Venture Portfolio	12,173,100	84,177	361,570	12,423,427	—	30,635
EQ/Equity Growth PLUS Portfolio	3,632,986	20,202	95,834	3,750,670	—	(1,705)
EQ/GAMCO Mergers and Acquisitions Portfolio	10,839,094	60,607	1,681,165	9,531,997	—	1,223
EQ/GAMCO Small Company Value Portfolio	15,315,349	77,442	338,982	16,132,720	—	21,848
EQ/Global Bond PLUS Portfolio	15,390,469	117,847	540,555	15,005,043	—	8,532
EQ/Global Multi-Sector Equity Portfolio	12,518,466	70,708	350,315	12,703,149	—	(20,863)
EQ/Intermediate Government Bond Index Portfolio	3,019,402	20,202	1,120,415	1,933,938	—	(26,285)
EQ/International Core PLUS Portfolio	17,248,788	111,113	561,659	17,671,097	—	(43,948)
EQ/International Growth Portfolio	5,074,227	23,569	106,114	5,037,777	—	3,704
EQ/International Value PLUS Portfolio(a)	3,430,619	80,809	388,938	3,246,981	—	(12,420)
EQ/Large Cap Core PLUS Portfolio	12,958,058	70,708	308,758	13,445,076	—	20,694
EQ/Large Cap Growth PLUS Portfolio	17,098,970	97,645	422,159	17,690,873	—	32,800
EQ/Large Cap Value PLUS Portfolio	3,844,227	33,671	139,518	3,954,760	—	17,364
EQ/PIMCO Ultra Short Bond Portfolio	3,953,019	5,000,000	—	8,975,964	—	—
EQ/Small Company Index Portfolio	574,574	—	—	619,877	—	—
Multimanager Core Bond Portfolio	13,494,667	204,039	3,516,082	10,098,461	89,559	17,318
Multimanager International Equity Portfolio	3,022,956	40,405	173,088	2,955,243	—	15,170
Multimanager Large Cap Core Equity Portfolio	4,883,226	30,304	142,501	5,106,670	—	(1,307)
Multimanager Large Cap Value Portfolio	4,155,980	40,405	191,351	4,258,648	—	(3,092)
Multimanager Mid Cap Growth Portfolio	2,077,720	—	—	2,286,751	—	—
Multimanager Mid Cap Value Portfolio	2,335,555	—	—	2,490,278	—	—
Multimanager Small Cap Growth Portfolio	3,576,102	50,506	213,224	3,626,390	—	22,100
Multimanager Small Cap Value Portfolio	979,631	3,367	15,490	1,043,101	—	198

	$198,360,672	$7,836,383	$12,591,931	$202,290,702	$89,559	$83,357

(a)	formerly known as EQ/BlackRock International Value Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$79,432,685	$—	$—	$79,432,685
Investment Companies	—	202,290,702	—	202,290,702
Short-Term Investments	—	5,562,802	—	5,562,802

Total Assets	$79,432,685	$207,853,504	$—	$287,286,189

Total Liabilities	$—	$—	$—	$—

Total	$79,432,685	$207,853,504	$—	$287,286,189

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$10,658,559
Net Proceeds of Sales and Redemptions:
Investment Companies	$17,284,958

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,520,667
Aggregate gross unrealized depreciation	(7,970,731)

Net unrealized appreciation	$32,549,936

Federal income tax cost of investments	$254,736,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	6,638,844	$64,597,175
AXA Tactical Manager 2000 Portfolio-I‡	504,531	8,309,631
AXA Tactical Manager 400 Portfolio-I‡	166,908	2,808,379
AXA Tactical Manager 500 Portfolio-I‡	1,586,968	23,093,108
AXA Tactical Manager International Portfolio-I‡	463,973	6,109,959
EQ/Core Bond Index Portfolio‡	6,870,099	66,703,546
EQ/Intermediate Government Bond Index Portfolio‡	2,343,011	23,111,897

Total Investments (100.2%) (Cost $192,331,549)		194,733,695
Other Assets Less Liabilities (-0.2%)		(303,868)

Net Assets (100%)		$194,429,827

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$57,995,172	$8,579,244	$1,774,687	$64,597,175	$—	$(374)
AXA Tactical Manager 2000 Portfolio-I	6,013,508	1,840,267	107,008	8,309,631	—	412
AXA Tactical Manager 400 Portfolio-I	2,346,831	264,071	28,566	2,808,379	—	80
AXA Tactical Manager 500 Portfolio-I	20,655,445	3,234,873	1,995,096	23,093,108	—	5,810
AXA Tactical Manager International Portfolio-I	5,153,712	858,231	93,075	6,109,959	—	23
EQ/Core Bond Index Portfolio	58,380,228	9,102,036	787,569	66,703,546	—	(40)
EQ/Intermediate Government Bond Index Portfolio	18,694,117	5,028,400	572,625	23,111,897	—	3

	$169,239,013	$28,907,122	$5,358,626	$194,733,695	$—	$5,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$194,733,695	$—	$194,733,695

Total Assets	$—	$194,733,695	$—	$194,733,695

Total Liabilities	$—	$—	$—	$—

Total	$—	$194,733,695	$—	$194,733,695

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$28,907,122
Net Proceeds of Sales and Redemptions:
Investment Companies	$5,364,540

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,465,514
Aggregate gross unrealized depreciation	(3,063,368)

Net unrealized appreciation	$2,402,146

Federal income tax cost of investments	$192,331,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	9,036,794	$87,929,660
AXA Tactical Manager 2000 Portfolio-I‡	1,579,682	26,017,374
AXA Tactical Manager 400 Portfolio-I‡	481,814	8,106,974
AXA Tactical Manager 500 Portfolio-I‡	5,623,134	81,826,235
AXA Tactical Manager International Portfolio-I‡	1,572,153	20,703,331
EQ/Core Bond Index Portfolio‡	8,506,591	82,592,671
EQ/Intermediate Government Bond Index Portfolio‡	2,843,384	28,047,672

Total Investments (100.1%) (Cost $321,230,981)		335,223,917
Other Assets Less Liabilities (-0.1%)		(467,595)

Net Assets (100%)		$334,756,322

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$75,828,563	$12,416,637	$42,832	$87,929,660	$—	$(1)
AXA Tactical Manager 2000 Portfolio-I	21,400,565	2,838,656	10,281	26,017,374	—	(1)
AXA Tactical Manager 400 Portfolio-I	6,795,640	662,353	2,400	8,106,974	—	(1)
AXA Tactical Manager 500 Portfolio-I	71,489,651	9,272,942	2,879,671	81,826,235	—	253,908
AXA Tactical Manager International Portfolio-I	17,614,298	2,460,169	8,916	20,703,331	—	(8)
EQ/Core Bond Index Portfolio	74,134,845	8,456,204	23,255	82,592,671	—	(1)
EQ/Intermediate Government Bond Index Portfolio	23,261,011	4,841,784	15,808	28,047,672	—	— #

	$290,524,573	$40,948,745	$2,983,163	$335,223,917	$—	$253,896

#	Rounds to less than $0.50

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$335,223,917	$—	$335,223,917

Total Assets	$—	$335,223,917	$—	$335,223,917

Total Liabilities	$—	$—	$—	$—

Total	$—	$335,223,917	$—	$335,223,917

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$40,948,745
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,237,059

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,806,317
Aggregate gross unrealized depreciation	(3,813,381)

Net unrealized appreciation	$13,992,936

Federal income tax cost of investments	$321,230,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	14,686,194	$142,899,367
AXA Tactical Manager 2000 Portfolio-I‡	3,975,663	65,479,205
AXA Tactical Manager 400 Portfolio-I‡	1,011,437	17,018,373
AXA Tactical Manager 500 Portfolio-I‡	13,781,528	200,544,866
AXA Tactical Manager International Portfolio-I‡	3,885,644	51,169,173
EQ/Core Bond Index Portfolio‡	13,636,818	132,403,354
EQ/Intermediate Government Bond Index Portfolio‡	4,737,360	46,730,206

Total Investments (100.1%) (Cost $620,593,495)		656,244,544
Other Assets Less Liabilities (-0.1%)		(919,569)

Net Assets (100%)		$655,324,975

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$116,155,802	$27,180,089	$—	$142,899,367	$—	$—
AXA Tactical Manager 2000 Portfolio-I	51,210,597	9,843,990	—	65,479,205	—	—
AXA Tactical Manager 400 Portfolio-I	13,607,274	2,072,419	—	17,018,373	—	—
AXA Tactical Manager 500 Portfolio-I	165,009,082	31,604,390	5,540,432	200,544,866	—	459,568
AXA Tactical Manager International Portfolio-I	41,113,105	8,548,729	—	51,169,173	—	—
EQ/Core Bond Index Portfolio	113,246,777	19,119,793	—	132,403,354	—	—
EQ/Intermediate Government Bond Index Portfolio	35,546,061	11,251,542	—	46,730,206	—	—

	$535,888,698	$109,620,952	$5,540,432	$656,244,544	$—	$459,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$656,244,544	$—	$656,244,544

Total Assets	$—	$656,244,544	$—	$656,244,544

Total Liabilities	$—	$—	$—	$—

Total	$—	$656,244,544	$—	$656,244,544

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$109,620,952
Net Proceeds of Sales and Redemptions:
Investment Companies	$6,000,000

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,556,423
Aggregate gross unrealized depreciation	(5,905,374)

Net unrealized appreciation	$35,651,049

Federal income tax cost of investments	$620,593,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	28,944,976	$281,639,927
AXA Tactical Manager 2000 Portfolio-I‡	11,764,062	193,754,201
AXA Tactical Manager 400 Portfolio-I‡	2,622,800	44,131,055
AXA Tactical Manager 500 Portfolio-I‡	41,002,703	596,659,654
AXA Tactical Manager International Portfolio-I‡	11,599,768	152,754,731
EQ/Core Bond Index Portfolio‡	26,682,349	259,065,758
EQ/Intermediate Government Bond Index Portfolio‡	9,493,911	93,649,712

Total Investments (100.0%) (Cost $1,514,953,517)		1,621,655,038
Other Assets Less Liabilities (0.0%)		(605,723)

Net Assets (100%)		$1,621,049,315

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$225,343,882	$57,147,110	$—	$281,639,927	$—	$—
AXA Tactical Manager 2000 Portfolio-I	148,227,952	32,505,559	—	193,754,201	—	—
AXA Tactical Manager 400 Portfolio-I	34,344,714	6,359,783	—	44,131,055	—	—
AXA Tactical Manager 500 Portfolio-I	477,297,447	104,583,104	13,130,205	596,659,654	—	1,169,796
AXA Tactical Manager International Portfolio-I	120,741,698	27,559,061	—	152,754,731	—	—
EQ/Core Bond Index Portfolio	216,225,836	42,790,345	—	259,065,758	—	—
EQ/Intermediate Government Bond Index Portfolio	67,784,033	26,012,075	—	93,649,712	—	—

	$1,289,965,562	$296,957,037	$13,130,205	$1,621,655,038	$—	$1,169,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,621,655,038	$—	$1,621,655,038

Total Assets	$—	$1,621,655,038	$—	$1,621,655,038

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,621,655,038	$—	$1,621,655,038

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$296,957,037
Net Proceeds of Sales and Redemptions:
Investment Companies	$14,300,001

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,954,425
Aggregate gross unrealized depreciation	(11,252,904)

Net unrealized appreciation	$106,701,521

Federal income tax cost of investments	$1,514,953,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	9,589,826	$93,310,764
AXA Tactical Manager 2000 Portfolio-I‡	5,634,529	92,800,745
AXA Tactical Manager 400 Portfolio-I‡	1,223,977	20,594,554
AXA Tactical Manager 500 Portfolio-I‡	19,932,749	290,055,681
AXA Tactical Manager International Portfolio-I‡	5,582,433	73,513,801
EQ/Core Bond Index Portfolio‡	8,032,845	77,992,945
EQ/Intermediate Government Bond Index Portfolio‡	2,635,944	26,001,449

Total Investments (100.1%) (Cost $610,931,912)		674,269,939
Other Assets Less Liabilities (-0.1%)		(1,006,373)

Net Assets (100%)		$673,263,566

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$78,322,915	$15,273,018	$—	$93,310,764	$—	$—
AXA Tactical Manager 2000 Portfolio-I	78,658,169	9,365,720	1,670,534	92,800,745	—	20,765
AXA Tactical Manager 400 Portfolio-I	17,206,702	1,767,117	36,117	20,594,554	—	(23)
AXA Tactical Manager 500 Portfolio-I	250,200,372	30,571,124	5,598,831	290,055,681	—	25,598
AXA Tactical Manager International Portfolio-I	63,247,628	8,128,738	166,039	73,513,801	—	(5)
EQ/Core Bond Index Portfolio	70,370,344	7,824,610	227,395	77,992,945	—	(1)
EQ/Intermediate Government Bond Index Portfolio	21,981,252	4,254,353	198,458	26,001,449	—	60

	$579,987,382	$77,184,680	$7,897,374	$674,269,939	$—	$46,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$674,269,939	$—	$674,269,939

Total Assets	$—	$674,269,939	$—	$674,269,939

Total Liabilities	$—	$—	$—	$—

Total	$—	$674,269,939	$—	$674,269,939

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$77,184,680
Net Proceeds of Sales and Redemptions:
Investment Companies	$7,943,768

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,973,610
Aggregate gross unrealized depreciation	(2,635,583)

Net unrealized appreciation	$63,338,027

Federal income tax cost of investments	$610,931,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	54,208,025	$484,973,165
EQ/Mutual Large Cap Equity Portfolio‡	53,421,224	495,823,353
EQ/Templeton Global Equity Portfolio‡	55,252,492	503,265,719

Total Investments (100.1%) (Cost $1,477,921,165)		1,484,062,237
Other Assets Less Liabilities (-0.1%)		(753,845)

Net Assets (100%)		$1,483,308,392

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$482,761,766	$2,087,539	$21,207,823	$484,973,165	$—	$(190,947)
EQ/Mutual Large Cap Equity Portfolio	475,820,529	4,087,539	9,488,139	495,823,353	—	(471,264)
EQ/Templeton Global Equity Portfolio	474,160,392	12,087,602	9,588,577	503,265,719	—	(571,432)

	$1,432,742,687	$18,262,680	$40,284,539	$1,484,062,237	$—	$(1,233,643)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,484,062,237	$—	$1,484,062,237

Total Assets	$—	$1,484,062,237	$—	$1,484,062,237

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,484,062,237	$—	$1,484,062,237

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$18,262,680
Net Proceeds of Sales and Redemptions:
Investment Companies	$39,050,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,236,079
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$7,236,079

Federal income tax cost of investments	$1,476,826,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	183,118	$4,874,601
iShares MSCI Austria Investable Market Index Fund	7,741	181,139
iShares MSCI Belgium Investable Market Index Fund	29,239	412,562
iShares MSCI EAFE Growth Index Fund	217,209	13,519,088
iShares MSCI EAFE Index Fund	2,406,241	144,591,022
iShares MSCI EAFE Value Index Fund	256,910	13,618,799
iShares MSCI France Index Fund	300,106	8,081,855
iShares MSCI Germany Index Fund	241,823	6,275,307
iShares MSCI Hong Kong Index Fund	94,164	1,782,525
iShares MSCI Israel Capped Investable Market Index Fund	21,700	1,281,819
iShares MSCI Italy Index Fund	75,680	1,406,134
iShares MSCI Japan Index Fund	2,720,732	28,050,747
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,538,910
iShares MSCI Pacific ex-Japan Index Fund	278,156	13,440,498
iShares MSCI Singapore Index Fund	95,814	1,309,777
iShares MSCI Spain Index Fund	52,132	2,211,439
iShares MSCI Sweden Index Fund	69,584	2,281,659
iShares MSCI Switzerland Index Fund	211,733	5,354,728
iShares MSCI United Kingdom Index Fund	822,900	14,746,368
iShares S&P Europe 350 Index Fund	1,130,834	47,291,478
SPDR DJ EURO Stoxx 50 Fund	10,560	429,898
Vanguard MSCI EAFE ETF	728,700	27,187,797

Total Investment Companies (99.7%) (Cost $237,515,983)		339,868,150

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $1,211,272)	$1,211,272	1,211,272

Total Investments (100.1%) (Cost $238,727,255)		341,079,422
Other Assets Less Liabilities (-0.1%)		(193,991)

Net Assets (100%)		$340,885,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$339,868,150	$—	$—	$339,868,150
Short-Term Investments	—	1,211,272	—	1,211,272

Total Assets	$339,868,150	$1,211,272	$—	$341,079,422

Total Liabilities	$—	$—	$—	$—

Total	$339,868,150	$1,211,272	$—	$341,079,422

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$17,420,666
Net Proceeds of Sales and Redemptions:
Investment Companies	$14,815,212

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,352,167
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$102,352,167

Federal income tax cost of investments	$238,727,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	17,685	$264,921
Johnson Controls, Inc.	49,412	2,054,057

		2,318,978

Automobiles (0.4%)
Ford Motor Co.*	275,946	4,114,355
Harley-Davidson, Inc.	17,145	728,491

		4,842,846

Distributors (0.0%)
Genuine Parts Co.	11,467	615,090

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	8,980	374,556
DeVry, Inc.	4,539	249,963
H&R Block, Inc.	22,459	375,963

		1,000,482

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	31,483	1,207,688
Darden Restaurants, Inc.	10,076	495,034
International Game Technology	21,708	352,321
Marriott International, Inc., Class A	21,205	754,474
McDonald’s Corp.	76,107	5,790,981
Starbucks Corp.	54,421	2,010,856
Starwood Hotels & Resorts Worldwide, Inc.	14,019	814,784
Wyndham Worldwide Corp.	12,737	405,164
Wynn Resorts Ltd.	5,547	705,856
Yum! Brands, Inc.	34,107	1,752,418

		14,289,576

Household Durables (0.3%)
D.R. Horton, Inc.	20,429	237,998
Fortune Brands, Inc.	11,193	692,735
Harman International Industries, Inc.	5,065	237,143
Leggett & Platt, Inc.	10,661	261,195
Lennar Corp., Class A	11,842	214,577
Newell Rubbermaid, Inc.	21,133	404,274
Pulte Group, Inc.*	24,490	181,226
Stanley Black & Decker, Inc.	12,198	934,367
Whirlpool Corp.	5,534	472,382

		3,635,897

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	25,992	4,681,939
Expedia, Inc.	14,724	333,646
Netflix, Inc.*	3,203	760,168
priceline.com, Inc.*	3,586	1,816,093

		7,591,846

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	10,024	469,524
Mattel, Inc.	25,436	634,120

		1,103,644

Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	16,966	587,193
CBS Corp., Class B	49,051	1,228,237
Comcast Corp., Class A	202,542	5,006,838
DIRECTV, Class A*	57,886	2,709,065
Discovery Communications, Inc., Class A*	20,540	819,546
Gannett Co., Inc.	17,394	264,911
Interpublic Group of Cos., Inc.	35,578	447,215
McGraw-Hill Cos., Inc.	22,347	$880,472
News Corp., Class A	166,597	2,925,443
Omnicom Group, Inc.	20,720	1,016,523
Scripps Networks Interactive, Inc., Class A	6,558	328,490
Time Warner Cable, Inc.	25,049	1,786,996
Time Warner, Inc.	79,721	2,846,040
Viacom, Inc., Class B	43,548	2,025,853
Walt Disney Co.	138,535	5,969,473
Washington Post Co., Class B	387	169,336

		29,011,631

Multiline Retail (0.5%)
Big Lots, Inc.*	5,501	238,908
Family Dollar Stores, Inc.	9,263	475,377
J.C. Penney Co., Inc.	17,211	618,047
Kohl’s Corp.	21,283	1,128,850
Macy’s, Inc.	30,825	747,814
Nordstrom, Inc.	12,253	549,915
Sears Holdings Corp.*	3,204	264,811
Target Corp.	51,654	2,583,217

		6,606,939

Specialty Retail (1.3%)
Abercrombie & Fitch Co., Class A	6,395	375,387
AutoNation, Inc.*	4,634	163,905
AutoZone, Inc.*	1,949	533,168
Bed Bath & Beyond, Inc.*	18,582	896,953
Best Buy Co., Inc.	23,868	685,489
CarMax, Inc.*	16,521	530,324
GameStop Corp., Class A*	11,020	248,170
Gap, Inc.	31,985	724,780
Home Depot, Inc.	119,551	4,430,560
Limited Brands, Inc.	19,253	633,039
Lowe’s Cos., Inc.	100,671	2,660,735
O’Reilly Automotive, Inc.*	10,296	591,608
RadioShack Corp.	7,717	115,832
Ross Stores, Inc.	8,687	617,820
Staples, Inc.	52,641	1,022,288
Tiffany & Co.	9,201	565,309
TJX Cos., Inc.	28,913	1,437,844
Urban Outfitters, Inc.*	9,374	279,626

		16,512,837

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	21,573	1,122,659
NIKE, Inc., Class B	27,925	2,113,923
Polo Ralph Lauren Corp.	4,772	590,058
VF Corp.	6,316	622,315

		4,448,955

Total Consumer Discretionary		91,978,721

Consumer Staples (7.1%)
Beverages (1.7%)
Brown-Forman Corp., Class B	7,555	516,007
Coca-Cola Co.	167,367	11,104,800
Coca-Cola Enterprises, Inc.	24,085	657,521
Constellation Brands, Inc., Class A*	12,979	263,214
Dr. Pepper Snapple Group, Inc.	16,339	607,157
Molson Coors Brewing Co., Class B	11,633	545,471
PepsiCo, Inc.	115,734	7,454,427

		21,148,597

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	31,845	2,334,875
CVS Caremark Corp.	99,807	3,425,376
Kroger Co.	46,420	1,112,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	26,860	$632,284
SUPERVALU, Inc.	15,449	137,960
Sysco Corp.	42,588	1,179,688
Walgreen Co.	67,289	2,700,980
Wal-Mart Stores, Inc.	142,915	7,438,726
Whole Foods Market, Inc.	10,785	710,732

		19,673,308

Food Products (1.2%)
Archer-Daniels-Midland Co.	46,504	1,674,609
Campbell Soup Co.	13,315	440,860
ConAgra Foods, Inc.	31,785	754,894
Dean Foods Co.*	13,266	132,660
General Mills, Inc.	46,382	1,695,262
H.J. Heinz Co.	23,477	1,146,147
Hershey Co.	11,259	611,927
Hormel Foods Corp.	10,084	280,738
J.M. Smucker Co.	8,699	621,021
Kellogg Co.	18,377	991,990
Kraft Foods, Inc., Class A	127,583	4,001,003
McCormick & Co., Inc. (Non-Voting)	9,678	462,899
Mead Johnson Nutrition Co.	14,891	862,636
Sara Lee Corp.	45,406	802,324
Tyson Foods, Inc., Class A	21,694	416,308

		14,895,278

Household Products (1.4%)
Clorox Co.	10,039	703,433
Colgate-Palmolive Co.	36,028	2,909,621
Kimberly-Clark Corp.	29,499	1,925,400
Procter & Gamble Co.	204,314	12,585,742

		18,124,196

Personal Products (0.1%)
Avon Products, Inc.	31,432	849,921
Estee Lauder Cos., Inc., Class A	8,354	804,992

		1,654,913

Tobacco (1.1%)
Altria Group, Inc.	152,609	3,972,412
Lorillard, Inc.	10,618	1,008,816
Philip Morris International, Inc.	131,098	8,603,962
Reynolds American, Inc.	24,616	874,607

		14,459,797

Total Consumer Staples		89,956,089

Energy (9.3%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	31,680	2,326,262
Cameron International Corp.*	17,856	1,019,578
Diamond Offshore Drilling, Inc.	5,060	393,162
FMC Technologies, Inc.*	8,771	828,684
Halliburton Co.	66,629	3,320,789
Helmerich & Payne, Inc.	7,798	535,645
Nabors Industries Ltd.*	20,967	636,977
National Oilwell Varco, Inc.	30,717	2,434,937
Noble Corp.	18,403	839,545
Rowan Cos., Inc.*	9,188	405,926
Schlumberger Ltd.	99,308	9,261,464

		22,002,969

Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.	36,202	2,965,668
Apache Corp.	27,922	3,655,548
Cabot Oil & Gas Corp.	7,569	400,930
Chesapeake Energy Corp.	47,974	1,608,088
Chevron Corp.	146,476	15,735,917
ConocoPhillips	104,291	8,328,679
Consol Energy, Inc.	16,535	886,772
Denbury Resources, Inc.*	29,320	$715,408
Devon Energy Corp.	31,149	2,858,544
El Paso Corp.	51,551	927,918
EOG Resources, Inc.	19,545	2,316,278
EQT Corp.	10,857	541,764
Exxon Mobil Corp.	361,723	30,431,756
Hess Corp.	21,925	1,868,229
Marathon Oil Corp.	51,815	2,762,258
Massey Energy Co.	7,548	515,981
Murphy Oil Corp.	14,076	1,033,460
Newfield Exploration Co.*	9,819	746,342
Noble Energy, Inc.	12,821	1,239,150
Occidental Petroleum Corp.	59,297	6,195,943
Peabody Energy Corp.	19,738	1,420,346
Pioneer Natural Resources Co.	8,504	866,728
QEP Resources, Inc.	12,918	523,696
Range Resources Corp.	11,749	686,847
Southwestern Energy Co.*	25,369	1,090,106
Spectra Energy Corp.	47,380	1,287,788
Sunoco, Inc.	8,778	400,189
Tesoro Corp.*	10,422	279,622
Valero Energy Corp.	41,507	1,237,739
Williams Cos., Inc.	42,765	1,333,413

		94,861,107

Total Energy		116,864,076

Financials (11.0%)
Capital Markets (1.7%)
Ameriprise Financial, Inc.	17,982	1,098,341
Bank of New York Mellon Corp.	90,591	2,705,953
Charles Schwab Corp.	72,859	1,313,648
E*TRADE Financial Corp.*	16,142	252,299
Federated Investors, Inc., Class B	6,670	178,423
Franklin Resources, Inc.	10,598	1,325,598
Goldman Sachs Group, Inc.	37,971	6,017,264
Invesco Ltd.	33,633	859,659
Janus Capital Group, Inc.	13,378	166,824
Legg Mason, Inc.	11,138	401,970
Morgan Stanley	112,753	3,080,412
Northern Trust Corp.	17,629	894,672
State Street Corp.	36,658	1,647,411
T. Rowe Price Group, Inc.	18,894	1,254,939

		21,197,413

Commercial Banks (2.0%)
BB&T Corp.	50,683	1,391,248
Comerica, Inc.	12,848	471,779
Fifth Third Ban Corp.	66,800	927,184
First Horizon National Corp.	18,993	212,911
Huntington Bancshares, Inc./Ohio	62,834	417,218
KeyCorp.	64,092	569,137
M&T Bank Corp.	8,771	775,970
Marshall & Ilsley Corp.	38,437	307,112
PNC Financial Services Group, Inc.	38,354	2,415,918
Regions Financial Corp.	91,433	663,804
SunTrust Banks, Inc.	36,571	1,054,708
U.S. BanCorp.	140,205	3,705,618
Wells Fargo & Co.	384,300	12,182,310
Zions BanCorp.	13,352	307,897

		25,402,814

Consumer Finance (0.5%)
American Express Co.	76,347	3,450,884
Capital One Financial Corp.	33,363	1,733,542
Discover Financial Services	39,878	961,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*	38,440	$588,132

		6,734,415

Diversified Financial Services (2.9%)
Bank of America Corp.	738,327	9,841,899
Citigroup, Inc.*	2,119,604	9,368,650
CME Group, Inc.	4,896	1,476,389
IntercontinentalExchange, Inc.*	5,366	662,915
JPMorgan Chase & Co.	290,592	13,396,291
Leucadia National Corp.	14,496	544,180
Moody’s Corp.	14,559	493,696
NASDAQ OMX Group, Inc.*	10,832	279,899
NYSE Euronext	18,999	668,195

		36,732,114

Insurance (2.7%)
ACE Ltd.	24,477	1,583,662
Aflac, Inc.	34,302	1,810,460
Allstate Corp.	38,646	1,228,170
American International Group, Inc.*	10,454	367,354
Aon Corp.	24,299	1,286,875
Assurant, Inc.	7,290	280,738
Berkshire Hathaway, Inc., Class B*	126,271	10,560,044
Chubb Corp.	21,536	1,320,372
Cincinnati Financial Corp.	11,847	388,582
Genworth Financial, Inc., Class A*	35,640	479,714
Hartford Financial Services Group, Inc.	32,358	871,401
Lincoln National Corp.	23,058	692,662
Loews Corp.	23,025	992,147
Marsh & McLennan Cos., Inc.	39,729	1,184,322
MetLife, Inc.	76,973	3,443,002
Principal Financial Group, Inc.	23,482	754,007
Progressive Corp.	48,296	1,020,494
Prudential Financial, Inc.	35,454	2,183,257
Torchmark Corp.	5,684	377,872
Travelers Cos., Inc.	31,445	1,870,349
Unum Group	22,591	593,014
XL Group plc	22,688	558,125

		33,846,623

Real Estate Investment Trusts (REITs) (1.1%)
Apartment Investment & Management Co. (REIT), Class A	8,521	217,030
AvalonBay Communities, Inc. (REIT)	6,281	754,222
Boston Properties, Inc. (REIT)	10,405	986,914
Equity Residential (REIT)	21,447	1,209,825
HCP, Inc. (REIT)	29,254	1,109,897
Health Care REIT, Inc.	12,849	673,802
Host Hotels & Resorts, Inc. (REIT)	49,638	874,125
Kimco Realty Corp. (REIT)	29,550	541,947
Plum Creek Timber Co., Inc. (REIT)	11,764	513,028
ProLogis (REIT)	41,760	667,325
Public Storage (REIT)	10,213	1,132,724
Simon Property Group, Inc. (REIT)	21,664	2,321,514
Ventas, Inc. (REIT)	11,885	645,356
Vornado Realty Trust (REIT)	11,925	1,043,437
Weyerhaeuser Co. (REIT)	39,220	964,812

		13,655,958

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	21,154	564,812

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	38,334	371,073
People’s United Financial, Inc.	26,407	$332,200

		703,273

Total Financials		138,837,422

Health Care (7.7%)
Biotechnology (0.9%)
Amgen, Inc.*	68,021	3,635,723
Biogen Idec, Inc.*	17,575	1,289,829
Celgene Corp.*	33,914	1,951,072
Cephalon, Inc.*	5,569	422,019
Genzyme Corp.*	19,054	1,450,962
Gilead Sciences, Inc.*	58,013	2,462,072

		11,211,677

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	42,268	2,272,750
Becton, Dickinson and Co.	16,130	1,284,271
Boston Scientific Corp.*	111,370	800,750
C.R. Bard, Inc.	6,204	616,119
CareFusion Corp.*	16,229	457,658
Covidien plc	36,026	1,871,190
DENTSPLY International, Inc.	10,344	382,625
Edwards Lifesciences Corp.*	8,370	728,190
Intuitive Surgical, Inc.*	2,835	945,359
Medtronic, Inc.	78,010	3,069,694
St. Jude Medical, Inc.	23,746	1,217,220
Stryker Corp.	24,545	1,492,336
Varian Medical Systems, Inc.*	8,758	592,391
Zimmer Holdings, Inc.*	14,015	848,328

		16,578,881

Health Care Providers & Services (1.4%)
Aetna, Inc.	28,049	1,049,874
AmerisourceBergen Corp.	19,995	791,002
Cardinal Health, Inc.	25,529	1,050,008
CIGNA Corp.	19,841	878,560
Coventry Health Care, Inc.*	10,978	350,088
DaVita, Inc.*	7,003	598,827
Express Scripts, Inc.*	38,539	2,143,154
Humana, Inc.*	12,332	862,500
Laboratory Corp. of America Holdings*	7,295	672,088
McKesson Corp.	18,549	1,466,298
Medco Health Solutions, Inc.*	29,505	1,657,001
Patterson Cos., Inc.	7,041	226,650
Quest Diagnostics, Inc.	11,378	656,738
Tenet Healthcare Corp.*	31,254	232,842
UnitedHealth Group, Inc.	79,784	3,606,237
WellPoint, Inc.	27,393	1,911,758

		18,153,625

Health Care Technology (0.1%)
Cerner Corp.*	5,237	582,354

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	25,212	1,128,993
Life Technologies Corp.*	13,131	688,327
PerkinElmer, Inc.	8,271	217,279
Thermo Fisher Scientific, Inc.*	28,494	1,582,842
Waters Corp.*	6,648	577,711

		4,195,152

Pharmaceuticals (3.7%)
Abbott Laboratories, Inc.	112,895	5,537,500
Allergan, Inc.	22,299	1,583,675
Bristol-Myers Squibb Co.	124,190	3,282,342
Eli Lilly and Co.	74,317	2,613,729
Forest Laboratories, Inc.*	20,791	671,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hospira, Inc.*	12,162	$671,342
Johnson & Johnson	199,530	11,822,153
Merck & Co., Inc.	224,908	7,424,213
Mylan, Inc.*	31,917	723,558
Pfizer, Inc.	583,273	11,846,275
Watson Pharmaceuticals, Inc.*	9,215	516,132

		46,692,468

Total Health Care		97,414,157

Industrials (7.8%)
Aerospace & Defense (2.0%)
Boeing Co.	53,713	3,971,002
General Dynamics Corp.	27,188	2,081,513
Goodrich Corp.	9,188	785,850
Honeywell International, Inc.	57,202	3,415,531
Huntington Ingalls Industries, Inc.*	— @	7
ITT Corp.	13,364	802,508
L-3 Communications Holdings, Inc.	8,239	645,196
Lockheed Martin Corp.	20,928	1,682,611
Northrop Grumman Corp.	21,253	1,332,776
Precision Castparts Corp.	10,465	1,540,239
Raytheon Co.	26,239	1,334,778
Rockwell Collins, Inc.	11,313	733,422
Textron, Inc.	20,211	553,579
United Technologies Corp.	67,146	5,683,909

		24,562,921

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	12,084	895,787
Expeditors International of Washington, Inc.	15,458	775,064
FedEx Corp.	22,981	2,149,873
United Parcel Service, Inc., Class B	71,981	5,349,628

		9,170,352

Airlines (0.1%)
Southwest Airlines Co.	54,383	686,857

Building Products (0.0%)
Masco Corp.	26,098	363,284

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	7,860	329,806
Cintas Corp.	9,203	278,575
Iron Mountain, Inc.	14,569	454,990
Pitney Bowes, Inc.	14,804	380,315
R.R. Donnelley & Sons Co.	15,019	284,159
Republic Services, Inc.	22,376	672,175
Stericycle, Inc.*	6,226	552,059
Waste Management, Inc.	34,633	1,293,196

		4,245,275

Construction & Engineering (0.1%)
Fluor Corp.	12,879	948,667
Jacobs Engineering Group, Inc.*	9,180	472,128
Quanta Services, Inc.*	15,689	351,904

		1,772,699

Electrical Equipment (0.4%)
Emerson Electric Co.	55,013	3,214,410
Rockwell Automation, Inc.	10,385	982,940
Roper Industries, Inc.	6,956	601,416

		4,798,766

Industrial Conglomerates (1.7%)
3M Co.	51,925	4,854,988
General Electric Co.	774,604	15,530,810
Tyco International Ltd.	34,560	1,547,251

		21,933,049

Machinery (1.7%)
Caterpillar, Inc.	46,602	$5,189,133
Cummins, Inc.	14,449	1,583,899
Danaher Corp.	39,431	2,046,469
Deere & Co.	30,714	2,975,880
Dover Corp.	13,597	893,867
Eaton Corp.	24,832	1,376,686
Flowserve Corp.	4,064	523,443
Illinois Tool Works, Inc.	36,360	1,953,259
Ingersoll-Rand plc	24,043	1,161,517
Joy Global, Inc.	7,645	755,402
PACCAR, Inc.	26,651	1,395,180
Pall Corp.	8,385	483,060
Parker Hannifin Corp.	11,810	1,118,171
Snap-On, Inc.	4,234	254,294

		21,710,260

Professional Services (0.1%)
Dun & Bradstreet Corp.	3,626	290,950
Equifax, Inc.	8,984	349,028
Robert Half International, Inc.	10,713	327,818

		967,796

Road & Rail (0.6%)
CSX Corp.	27,018	2,123,615
Norfolk Southern Corp.	25,978	1,799,496
Ryder System, Inc.	3,767	190,610
Union Pacific Corp.	35,818	3,521,984

		7,635,705

Trading Companies & Distributors (0.1%)
Fastenal Co.	10,732	695,756
W.W. Grainger, Inc.	4,261	586,654

		1,282,410

Total Industrials		99,129,374

Information Technology (12.6%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	403,437	6,918,945
F5 Networks, Inc.*	5,885	603,624
Harris Corp.	9,338	463,165
JDS Uniphase Corp.*	16,447	342,756
Juniper Networks, Inc.*	39,023	1,642,088
Motorola Mobility Holdings, Inc.*	21,377	521,599
Motorola Solutions, Inc.*	24,563	1,097,720
QUALCOMM, Inc.	119,910	6,574,665
Tellabs, Inc.	26,864	140,767

		18,305,329

Computers & Peripherals (3.1%)
Apple, Inc.*	67,207	23,418,279
Dell, Inc.*	122,589	1,778,766
EMC Corp.*	150,902	4,006,448
Hewlett-Packard Co.	158,630	6,499,071
Lexmark International, Inc., Class A*	5,720	211,869
NetApp, Inc.*	26,836	1,292,959
SanDisk Corp.*	17,268	795,882
Western Digital Corp.*	16,901	630,238

		38,633,512

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	12,835	698,096
Corning, Inc.	114,218	2,356,317
FLIR Systems, Inc.	11,706	405,145
Jabil Circuit, Inc.	14,272	291,577
Molex, Inc.	10,058	252,657

		4,003,792

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	13,653	518,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.*	83,349	$2,587,153
Google, Inc., Class A*	18,295	10,724,712
Monster Worldwide, Inc.*	9,468	150,541
VeriSign, Inc.	12,664	458,564
Yahoo!, Inc.*	95,522	1,590,441

		16,030,225

IT Services (2.2%)
Automatic Data Processing, Inc.	36,214	1,858,140
Cognizant Technology Solutions Corp., Class A*	22,193	1,806,510
Computer Sciences Corp.	11,355	553,329
Fidelity National Information Services, Inc.	19,445	635,657
Fiserv, Inc.*	10,656	668,344
International Business Machines Corp.	88,963	14,507,197
Mastercard, Inc., Class A	7,049	1,774,374
Paychex, Inc.	23,431	734,796
SAIC, Inc.*	21,376	361,682
Teradata Corp.*	12,297	623,458
Total System Services, Inc.	11,884	214,150
Visa, Inc., Class A	35,353	2,602,688
Western Union Co.	47,181	979,950

		27,320,275

Office Electronics (0.1%)
Xerox Corp.	102,090	1,087,258

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	41,690	358,534
Altera Corp.	23,342	1,027,515
Analog Devices, Inc.	21,876	861,477
Applied Materials, Inc.	96,249	1,503,409
Broadcom Corp., Class A	34,693	1,366,210
First Solar, Inc.*	3,964	637,570
Intel Corp.	400,342	8,074,898
KLA-Tencor Corp.	12,161	576,066
Linear Technology Corp.	16,566	557,115
LSI Corp.*	44,885	305,218
MEMC Electronic Materials, Inc.*	16,960	219,802
Microchip Technology, Inc.	13,746	522,485
Micron Technology, Inc.*	62,366	714,714
National Semiconductor Corp.	17,441	250,104
Novellus Systems, Inc.*	6,566	243,796
NVIDIA Corp.*	42,291	780,692
Teradyne, Inc.*	13,523	240,845
Texas Instruments, Inc.	85,463	2,953,601
Xilinx, Inc.	19,045	624,676

		21,818,727

Software (2.5%)
Adobe Systems, Inc.*	37,029	1,227,882
Autodesk, Inc.*	16,699	736,593
BMC Software, Inc.*	13,040	648,610
CA, Inc.	27,931	675,371
Citrix Systems, Inc.*	13,668	1,004,051
Compuware Corp.*	15,947	184,188
Electronic Arts, Inc.*	24,431	477,137
Intuit, Inc.*	19,866	1,054,885
Microsoft Corp.	539,389	13,678,905
Novell, Inc.*	25,599	151,802
Oracle Corp.	283,798	9,470,339
Red Hat, Inc.*	14,077	638,955
Salesforce.com, Inc.*	8,608	1,149,857
Symantec Corp.*	55,678	$1,032,270

		32,130,845

Total Information Technology		159,329,963

Materials (2.6%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	15,679	1,413,932
Airgas, Inc.	5,447	361,790
CF Industries Holdings, Inc.	5,218	713,770
Dow Chemical Co.	85,199	3,216,262
E.I. du Pont de Nemours & Co.	67,233	3,695,798
Eastman Chemical Co.	5,161	512,591
Ecolab, Inc.	17,001	867,391
FMC Corp.	5,215	442,910
International Flavors & Fragrances, Inc.	5,820	362,586
Monsanto Co.	39,153	2,829,196
PPG Industries, Inc.	11,715	1,115,385
Praxair, Inc.	22,126	2,248,002
Sherwin-Williams Co.	6,521	547,699
Sigma-Aldrich Corp.	8,913	567,223

		18,894,535

Construction Materials (0.1%)
Vulcan Materials Co.	9,466	431,650

Containers & Packaging (0.1%)
Ball Corp.	12,343	442,497
Bemis Co., Inc.	7,877	258,444
Owens-Illinois, Inc.*	11,912	359,623
Sealed Air Corp.	11,624	309,896

		1,370,460

Metals & Mining (0.8%)
AK Steel Holding Corp.	8,009	126,382
Alcoa, Inc.	77,524	1,368,298
Allegheny Technologies, Inc.	7,177	486,026
Cliffs Natural Resources, Inc.	9,860	969,041
Freeport-McMoRan Copper & Gold, Inc.	69,046	3,835,505
Newmont Mining Corp.	35,989	1,964,280
Nucor Corp.	23,094	1,062,786
Titanium Metals Corp.*	6,560	121,885
United States Steel Corp.	10,454	563,889

		10,498,092

Paper & Forest Products (0.1%)
International Paper Co.	32,080	968,174
MeadWestvaco Corp.	12,248	371,482

		1,339,656

Total Materials		32,534,393

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	431,232	13,195,699
CenturyLink, Inc.	22,295	926,357
Frontier Communications Corp.	72,346	594,684
Qwest Communications International, Inc.	126,853	866,406
Verizon Communications, Inc.	206,305	7,950,995
Windstream Corp.	36,791	473,500

		24,007,641

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	29,048	1,505,267
MetroPCS Communications, Inc.*	19,094	310,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	218,456	$1,013,636

		2,828,990

Total Telecommunication Services		26,836,631

Utilities (2.2%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	35,105	1,233,590
Duke Energy Corp.	96,961	1,759,842
Edison International	23,716	867,768
Entergy Corp.	13,061	877,830
Exelon Corp.	48,283	1,991,191
FirstEnergy Corp.	30,440	1,129,020
NextEra Energy, Inc.	30,709	1,692,680
Northeast Utilities	12,835	444,091
Pepco Holdings, Inc.	16,343	304,797
Pinnacle West Capital Corp.	7,914	338,640
PPL Corp.	35,385	895,240
Progress Energy, Inc.	21,436	989,057
Southern Co.	61,687	2,350,892

		14,874,638

Gas Utilities (0.0%)
Nicor, Inc.	3,315	178,015
Oneok, Inc.	7,833	523,871

		701,886

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	48,189	626,457
Constellation Energy Group, Inc.	14,545	452,786
NRG Energy, Inc.*	17,995	387,612

		1,466,855

Multi-Utilities (0.9%)
Ameren Corp.	17,458	490,046
CenterPoint Energy, Inc.	31,132	546,678
CMS Energy Corp.	18,395	361,278
Consolidated Edison, Inc.	21,299	1,080,285
Dominion Resources, Inc.	42,373	1,894,073
DTE Energy Co.	12,311	602,747
Integrys Energy Group, Inc.	5,648	285,280
NiSource, Inc.	20,260	388,587
PG&E Corp.	28,907	1,277,111
Public Service Enterprise Group, Inc.	36,991	1,165,586
SCANA Corp.	8,243	324,527
Sempra Energy	17,573	940,156
TECO Energy, Inc.	15,633	293,275
Wisconsin Energy Corp.	17,018	519,049
Xcel Energy, Inc.	35,213	841,239

		11,009,917

Total Utilities		28,053,296

Total Common Stocks (69.7%) (Cost $765,649,189)		880,934,122

SHORT-TERM INVESTMENT:
Short-Term Investment (28.0%)
BlackRock Liquidity Funds TempFund
0.14% ‡ (Cost $353,030,963)	353,030,963	353,030,963

Total Investments (97.7%) (Cost $1,118,680,152)		1,233,965,085
Other Assets Less Liabilities (2.3%)		28,800,215

Net Assets (100%)		$1,262,765,300

*	Non-income producing.

@	Shares are less than 0.5

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$275,527,949	$198,797,612	$121,294,598	$353,030,963	$124,163	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	5,748	June-11	$376,054,147	$379,655,400	$3,601,253

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$91,978,721	$—	$—	$91,978,721
Consumer Staples	89,956,089	—	—	89,956,089
Energy	116,864,076	—	—	116,864,076
Financials	138,837,422	—	—	138,837,422
Health Care	97,414,157	—	—	97,414,157
Industrials	99,129,374	—	—	99,129,374
Information Technology	159,329,963	—	—	159,329,963
Materials	32,534,393	—	—	32,534,393
Telecommunication Services	26,836,631	—	—	26,836,631
Utilities	28,053,296	—	—	28,053,296
Futures	3,601,253	—	—	3,601,253
Short-Term Investments	—	353,030,963	—	353,030,963

Total Assets	$884,535,375	$353,030,963	$—	$1,237,566,338

Total Liabilities	$—	$—	$—	$—

Total	$884,535,375	$353,030,963	$—	$1,237,566,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$107,955,156
Net Proceeds of Sales and Redemptions:
Stocks	$4,747,305

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,824,477
Aggregate gross unrealized depreciation	(9,653,257)

Net unrealized appreciation	$115,171,220

Federal income tax cost of investments	$1,118,793,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.8%)
BorgWarner, Inc.*	8,589	$684,457
Gentex Corp.	10,962	331,601

		1,016,058

Automobiles (0.1%)
Thor Industries, Inc.	3,276	109,320

Distributors (0.2%)
LKQ Corp.*	11,224	270,498

Diversified Consumer Services (0.8%)
Career Education Corp.*	4,840	109,965
ITT Educational Services, Inc.*	1,794	129,437
Matthews International Corp., Class A	2,289	88,241
Regis Corp.	4,459	79,102
Service Corp. International	18,497	204,577
Sotheby’s, Inc.	5,163	271,574
Strayer Education, Inc.	1,024	133,622

		1,016,518

Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc.*	4,130	156,321
Bob Evans Farms, Inc.	2,346	76,480
Boyd Gaming Corp.*	4,528	42,427
Brinker International, Inc.	6,880	174,064
Cheesecake Factory, Inc.*	4,623	139,106
Chipotle Mexican Grill, Inc.*	2,386	649,875
International Speedway Corp., Class A	2,271	67,676
Life Time Fitness, Inc.*	3,238	120,810
Panera Bread Co., Class A*	2,422	307,594
Scientific Games Corp., Class A*	5,103	44,600
Wendy’s/Arby’s Group, Inc., Class A	24,899	125,242
WMS Industries, Inc.*	4,441	156,989

		2,061,184

Household Durables (1.1%)
American Greetings Corp., Class A	3,109	73,372
KB Home	5,593	69,577
M.D.C. Holdings, Inc.	2,922	74,073
Mohawk Industries, Inc.*	4,333	264,963
NVR, Inc.*	454	343,224
Ryland Group, Inc.	3,450	54,855
Toll Brothers, Inc.*	11,177	220,969
Tupperware Brands Corp.	4,834	288,638

		1,389,671

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.*	20,824	67,262
Polaris Industries, Inc.	2,626	228,514

		295,776

Media (0.6%)
DreamWorks Animation SKG, Inc., Class A*	5,538	154,676
Harte-Hanks, Inc.	3,193	37,997
John Wiley & Sons, Inc., Class A	3,604	183,227
Lamar Advertising Co., Class A*	4,426	163,497
Meredith Corp.	2,820	95,654
New York Times Co., Class A*	9,208	87,200
Scholastic Corp.	1,878	50,781

		773,032

Multiline Retail (0.6%)
99 Cents Only Stores*	3,637	71,285
Dollar Tree, Inc.*	9,628	534,547
Saks, Inc.*	12,410	$140,357

		746,189

Specialty Retail (2.9%)
Aaron’s, Inc.	5,563	141,078
Advance Auto Parts, Inc.	6,158	404,088
Aeropostale, Inc.*	6,780	164,890
American Eagle Outfitters, Inc.	15,066	239,399
ANN, Inc.*	4,193	122,058
Ascena Retail Group, Inc.*	5,343	173,167
Barnes & Noble, Inc.	2,792	25,658
Chico’s FAS, Inc.	13,681	203,847
Collective Brands, Inc.*	4,818	103,972
Dick’s Sporting Goods, Inc.*	6,822	272,743
Foot Locker, Inc.	11,937	235,398
Guess?, Inc.	4,891	192,461
Office Depot, Inc.*	21,415	99,151
PetSmart, Inc.	9,046	370,434
Rent-A-Center, Inc.	4,896	170,919
Tractor Supply Co.	5,602	335,336
Williams-Sonoma, Inc.	8,088	327,564

		3,582,163

Textiles, Apparel & Luxury Goods (1.3%)
Deckers Outdoor Corp.*	2,971	255,952
Fossil, Inc.*	3,891	364,392
Hanesbrands, Inc.*	7,423	200,718
Phillips-Van Heusen Corp.	5,158	335,425
Timberland Co., Class A*	2,963	122,342
Under Armour, Inc., Class A*	2,721	185,164
Warnaco Group, Inc.*	3,368	192,616

		1,656,609

Total Consumer Discretionary		12,917,018

Consumer Staples (2.9%)
Beverages (0.3%)
Hansen Natural Corp.*	5,342	321,749

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	4,206	205,337
Ruddick Corp.	3,299	127,308

		332,645

Food Products (1.4%)
Corn Products International, Inc.	5,863	303,821
Flowers Foods, Inc.	5,815	158,342
Green Mountain Coffee Roasters, Inc.*	8,927	576,773
Lancaster Colony Corp.	1,473	89,264
RalCorp. Holdings, Inc.*	4,232	289,596
Smithfield Foods, Inc.*	12,775	307,367
Tootsie Roll Industries, Inc.	1,972	55,932

		1,781,095

Household Products (0.6%)
Church & Dwight Co., Inc.	5,484	435,101
Energizer Holdings, Inc.*	5,434	386,683

		821,784

Personal Products (0.2%)
Alberto-Culver Co.	6,608	246,280

Tobacco (0.1%)
Universal Corp.	1,815	79,025

Total Consumer Staples		3,582,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (5.0%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	4,333	$201,181
Dril-Quip, Inc.*	2,653	209,667
Exterran Holdings, Inc.*	4,880	115,802
Helix Energy Solutions Group, Inc.*	8,168	140,490
Oceaneering International, Inc.*	4,163	372,380
Patterson-UTI Energy, Inc.	11,864	348,683
Pride International, Inc.*	13,610	584,549
Superior Energy Services, Inc.*	6,074	249,034
Tidewater, Inc.	3,961	237,066
Unit Corp.*	3,069	190,125

		2,648,977

Oil, Gas & Consumable Fuels (2.9%)
Arch Coal, Inc.	12,494	450,284
Bill Barrett Corp.*	3,615	144,275
Cimarex Energy Co.	6,573	757,473
Comstock Resources, Inc.*	3,683	113,952
Forest Oil Corp.*	8,741	330,672
Frontier Oil Corp.	8,142	238,723
Northern Oil and Gas, Inc.*	4,190	111,873
Overseas Shipholding Group, Inc.	2,078	66,787
Patriot Coal Corp.*	7,036	181,740
Plains Exploration & Production Co.*	10,776	390,414
Quicksilver Resources, Inc.*	9,344	133,713
SM Energy Co.	4,880	362,047
Southern Union Co.	9,594	274,580

		3,556,533

Total Energy		6,205,510

Financials (14.4%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	3,993	436,714
Apollo Investment Corp.	15,065	181,684
Eaton Vance Corp.	9,167	295,544
Greenhill & Co., Inc.	1,968	129,475
Jefferies Group, Inc.	9,852	245,709
Raymond James Financial, Inc.	7,772	297,201
SEI Investments Co.	11,175	266,859
Waddell & Reed Financial, Inc., Class A	6,613	268,554

		2,121,740

Commercial Banks (2.5%)
Associated Banc-Corp.	13,341	198,114
BancorpSouth, Inc.	5,682	87,787
Bank of Hawaii Corp.	3,696	176,743
Cathay General BanCorp.	6,074	103,562
City National Corp./California	3,625	206,806
Commerce Bancshares, Inc./Missouri	5,959	240,982
Cullen/Frost Bankers, Inc.	4,710	277,984
East West Bancorp, Inc.	11,439	251,201
FirstMerit Corp.	8,392	143,168
Fulton Financial Corp.	15,349	170,527
International Bancshares Corp.	4,089	74,992
PacWest BanCorp.	2,563	55,745
Prosperity Bancshares, Inc.	3,604	154,143
SVB Financial Group*	3,269	186,104
Synovus Financial Corp.	50,325	120,780
TCF Financial Corp.	12,024	190,701
Trustmark Corp.	4,396	102,954
Valley National BanCorp.	12,453	173,844
Webster Financial Corp.	5,651	121,101
Westamerica BanCorp.	2,241	115,120

		3,152,358

Diversified Financial Services (0.3%)
MSCI, Inc., Class A*	9,209	$339,075

Insurance (3.0%)
American Financial Group, Inc./Ohio	5,903	206,723
Arthur J. Gallagher & Co.	8,360	254,228
Aspen Insurance Holdings Ltd.	5,443	150,009
Brown & Brown, Inc.	9,001	232,226
Everest Reinsurance Group Ltd.	4,188	369,298
Fidelity National Financial, Inc., Class A	17,224	243,375
First American Financial Corp.	8,073	133,204
Hanover Insurance Group, Inc.	3,488	157,832
HCC Insurance Holdings, Inc.	8,843	276,874
Mercury General Corp.	2,751	107,647
Old Republic International Corp.	19,958	253,267
Protective Life Corp.	6,602	175,283
Reinsurance Group of America, Inc.	6,068	380,949
StanCorp Financial Group, Inc.	3,541	163,311
Transatlantic Holdings, Inc.	4,800	233,616
Unitrin, Inc.	3,818	117,900
W. R. Berkley Corp.	8,901	286,701

		3,742,443

Real Estate Investment Trusts (REITs) (5.8%)
Alexandria Real Estate Equities, Inc. (REIT)	4,264	332,464
AMB Property Corp. (REIT)	13,027	468,581
BRE Properties, Inc. (REIT)	4,985	235,192
Camden Property Trust (REIT)	5,370	305,123
Corporate Office Properties Trust/Maryland (REIT)	5,158	186,410
Cousins Properties, Inc. (REIT)	8,033	67,076
Duke Realty Corp. (REIT)	19,436	272,298
Equity One, Inc. (REIT)	3,715	69,731
Essex Property Trust, Inc. (REIT)	2,476	307,024
Federal Realty Investment Trust (REIT)	4,734	386,105
Highwoods Properties, Inc. (REIT)	3,896	136,399
Hospitality Properties Trust (REIT)	9,506	220,064
Liberty Property Trust (REIT)	8,817	290,079
Macerich Co. (REIT)	10,023	496,439
Mack-Cali Realty Corp. (REIT)	6,686	226,655
Nationwide Health Properties, Inc. (REIT)	9,727	413,689
Omega Healthcare Investors, Inc. (REIT)	7,708	172,197
Potlatch Corp. (REIT)	3,090	124,218
Rayonier, Inc. (REIT)	6,236	388,565
Realty income Corp. (REIT)	9,671	338,002
Regency Centers Corp. (REIT)	6,303	274,055
Senior Housing Properties Trust (REIT)	10,920	251,597
SL Green Realty Corp. (REIT)	6,062	455,862
Taubman Centers, Inc. (REIT)	4,296	230,180
UDR, Inc. (REIT)	14,040	342,155
Weingarten Realty Investors (REIT)	9,278	232,507

		7,222,667

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	3,298	328,943

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	6,392	91,853
First Niagara Financial Group, Inc.	16,124	218,964
New York Community Bancorp, Inc.	33,597	579,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NewAlliance Bancshares, Inc.	8,110	$120,352
Washington Federal, Inc.	8,666	150,269

		1,161,322

Total Financials		18,068,548

Health Care (8.0%)
Biotechnology (0.8%)
United Therapeutics Corp.*	3,913	262,249
Vertex Pharmaceuticals, Inc.*	15,711	753,028

		1,015,277

Health Care Equipment & Supplies (2.6%)
Beckman Coulter, Inc.	5,326	442,431
Cooper Cos., Inc.	3,560	247,242
Gen-Probe, Inc.*	3,717	246,623
Hill-Rom Holdings, Inc.	4,862	184,659
Hologic, Inc.*	20,057	445,265
IDEXX Laboratories, Inc.*	4,412	340,695
Immucor, Inc.*	5,409	106,990
Kinetic Concepts, Inc.*	4,832	262,957
Masimo Corp.	4,592	151,995
ResMed, Inc.*	11,794	353,820
STERIS Corp.	4,575	158,021
Teleflex, Inc.	3,083	178,752
Thoratec Corp.*	4,528	117,411

		3,236,861

Health Care Providers & Services (2.4%)
Community Health Systems, Inc.*	7,138	285,449
Health Management Associates, Inc., Class A*	19,391	211,362
Health Net, Inc.*	7,166	234,328
Henry Schein, Inc.*	7,067	495,891
Kindred Healthcare, Inc.*	3,058	73,025
LifePoint Hospitals, Inc.*	3,970	159,515
Lincare Holdings, Inc.	7,413	219,870
MEDNAX, Inc.*	3,695	246,124
Omnicare, Inc.	8,997	269,820
Owens & Minor, Inc.	4,892	158,892
Universal Health Services, Inc., Class B	7,499	370,526
VCA Antech, Inc.*	6,647	167,371
WellCare Health Plans, Inc.*	3,279	137,554

		3,029,727

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	14,546	305,321

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	1,504	180,690
Charles River Laboratories International, Inc.*	4,353	167,068
Covance, Inc.*	4,651	254,503
Mettler-Toledo International, Inc.*	2,486	427,592
Pharmaceutical Product Development, Inc.	8,869	245,760
Techne Corp.	2,860	204,776

		1,480,389

Pharmaceuticals (0.8%)
Endo Pharmaceuticals Holdings, Inc.*	9,025	344,394
Medicis Pharmaceutical Corp., Class A	4,548	145,718
Perrigo Co.	6,390	508,133

		998,245

Total Health Care		10,065,820

Industrials (11.5%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.	2,575	$181,975
BE Aerospace, Inc.*	7,871	279,657
Huntington Ingalls Industries, Inc.*	3,729	154,753

		616,385

Airlines (0.3%)
AirTran Holdings, Inc.*	10,487	78,128
Alaska Air Group, Inc.*	2,762	175,166
JetBlue Airways Corp.*	15,638	98,050

		351,344

Building Products (0.2%)
Lennox International, Inc.	3,478	182,873

Commercial Services & Supplies (1.2%)
Brink’s Co.	3,592	118,931
Clean Harbors, Inc.*	1,770	174,628
Copart, Inc.*	4,602	199,405
Corrections Corp. of America*	8,409	205,180
Deluxe Corp.	3,971	105,390
Herman Miller, Inc.	4,411	121,258
HNI Corp.	3,463	109,292
Mine Safety Appliances Co.	2,401	88,045
Rollins, Inc.	4,905	99,572
Waste Connections, Inc.	8,772	252,546

		1,474,247

Construction & Engineering (1.0%)
Aecom Technology Corp.*	9,140	253,452
Granite Construction, Inc.	2,640	74,184
KBR, Inc.	11,632	439,341
Shaw Group, Inc.*	6,549	231,900
URS Corp.*	6,205	285,740

		1,284,617

Electrical Equipment (1.3%)
Acuity Brands, Inc.	3,329	194,713
AMETEK, Inc.	12,361	542,277
Hubbell, Inc., Class B	4,663	331,213
Regal-Beloit Corp.	2,975	219,644
Thomas & Betts Corp.*	4,022	239,188
Woodward, Inc.	4,558	157,525

		1,684,560

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	4,701	209,430

Machinery (4.4%)
AGCO Corp.*	7,262	399,192
Bucyrus International, Inc.	6,262	572,660
Crane Co.	3,559	172,362
Donaldson Co., Inc.	5,917	362,653
Gardner Denver, Inc.	4,016	313,368
Graco, Inc.	4,630	210,619
Harsco Corp.	6,213	219,257
IDEX Corp.	6,345	276,959
Kennametal, Inc.	6,325	246,675
Lincoln Electric Holdings, Inc.	3,243	246,209
Nordson Corp.	2,625	302,033
Oshkosh Corp.*	6,986	247,165
Pentair, Inc.	7,574	286,221
SPX Corp.	3,893	309,065
Terex Corp.*	8,395	310,951
Timken Co.	6,252	326,980
Trinity Industries, Inc.	6,143	225,264
Valmont Industries, Inc.	1,644	171,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wabtec Corp.	3,693	$250,496

		5,449,713

Marine (0.3%)
Alexander & Baldwin, Inc.	3,185	145,395
Kirby Corp.*	4,133	236,780

		382,175

Professional Services (0.7%)
Corporate Executive Board Co.	2,653	107,102
FTI Consulting, Inc.*	3,565	136,646
Korn/Ferry International*	3,592	79,994
Manpower, Inc.	6,299	396,081
Towers Watson & Co., Class A	3,504	194,332

		914,155

Road & Rail (0.9%)
Con-way, Inc.	4,245	166,786
J.B. Hunt Transport Services, Inc.	6,724	305,404
Kansas City Southern*	7,897	429,992
Landstar System, Inc.	3,690	168,559
Werner Enterprises, Inc.	3,431	90,819

		1,161,560

Trading Companies & Distributors (0.5%)
GATX Corp.	3,579	138,364
MSC Industrial Direct Co., Class A	3,467	237,386
United Rentals, Inc.*	4,675	155,584
Watsco, Inc.	2,161	150,643

		681,977

Total Industrials		14,393,036

Information Technology (12.0%)
Communications Equipment (1.1%)
ADTRAN, Inc.	4,971	211,069
Ciena Corp.*	7,315	189,898
Plantronics, Inc.	3,770	138,057
Polycom, Inc.*	6,746	349,780
Riverbed Technology, Inc.*	11,605	436,928

		1,325,732

Computers & Peripherals (0.5%)
Diebold, Inc.	5,070	179,782
NCR Corp.*	12,327	232,241
QLogic Corp.*	8,127	150,756

		562,779

Electronic Equipment, Instruments & Components (1.8%)
Arrow Electronics, Inc.*	8,832	369,884
Avnet, Inc.*	11,743	400,319
Ingram Micro, Inc., Class A*	12,267	257,975
Itron, Inc.*	3,123	176,262
National Instruments Corp.	6,859	224,770
Tech Data Corp.*	3,593	182,740
Trimble Navigation Ltd.*	9,395	474,823
Vishay Intertechnology, Inc.*	12,726	225,759

		2,312,532

Internet Software & Services (0.8%)
AOL, Inc.*	8,240	160,927
Digital River, Inc.*	3,014	112,814
Equinix, Inc.*	3,540	322,494
Rackspace Hosting, Inc.*	7,573	324,503
ValueClick, Inc.*	6,266	90,607

		1,011,345

IT Services (1.8%)
Acxiom Corp.*	6,205	89,042
Alliance Data Systems Corp.*	3,934	337,891
Broadridge Financial Solutions, Inc.	9,650	218,959
Convergys Corp.*	9,434	135,472
CoreLogic, Inc.*	8,031	148,573
DST Systems, Inc.	2,749	$145,202
Gartner, Inc.*	6,576	274,022
Global Payments, Inc.	6,140	300,369
Jack Henry & Associates, Inc.	6,635	224,860
Lender Processing Services, Inc.	6,843	220,276
ManTech International Corp., Class A*	1,752	74,285
NeuStar, Inc., Class A*	1,149	29,391
SRA International, Inc., Class A*	3,322	94,212

		2,292,554

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	4,298	168,653

Semiconductors & Semiconductor Equipment (2.7%)
Atmel Corp.*	35,132	478,849
Cree, Inc.*	8,413	388,344
Cypress Semiconductor Corp.*	13,366	259,033
Fairchild Semiconductor International, Inc.*	9,736	177,195
Integrated Device Technology, Inc.*	11,669	86,001
International Rectifier Corp.*	5,382	177,929
Intersil Corp., Class A	9,632	119,918
Lam Research Corp.*	9,500	538,270
RF Micro Devices, Inc.*	21,297	136,514
Semtech Corp.*	4,891	122,373
Silicon Laboratories, Inc.*	3,396	146,741
Skyworks Solutions, Inc.*	14,259	462,277
Varian Semiconductor Equipment Associates, Inc.*	5,781	281,361

		3,374,805

Software (3.2%)
ACI Worldwide, Inc.*	2,574	84,427
Advent Software, Inc.*	2,514	72,076
ANSYS, Inc.*	7,060	382,582
Cadence Design Systems, Inc.*	20,681	201,640
Concur Technologies, Inc.*	3,596	199,398
FactSet Research Systems, Inc.	3,566	373,467
Fair Isaac Corp.	3,096	97,865
Informatica Corp.*	7,299	381,227
Mentor Graphics Corp.*	8,464	123,828
MICROS Systems, Inc.*	6,221	307,504
Parametric Technology Corp.*	9,099	204,637
Quest Software, Inc.*	4,889	124,132
Rovi Corp.*	8,685	465,950
Solera Holdings, Inc.	5,423	277,115
Synopsys, Inc.*	11,614	321,127
TIBCO Software, Inc.*	12,733	346,974

		3,963,949

Total Information Technology		15,012,349

Materials (5.1%)
Chemicals (2.6%)
Albemarle Corp.	7,048	421,259
Ashland, Inc.	6,081	351,239
Cabot Corp.	5,041	233,348
Cytec Industries, Inc.	3,809	207,095
Intrepid Potash, Inc.*	3,422	119,154
Lubrizol Corp.	4,926	659,887
Minerals Technologies, Inc.	1,412	96,750
NewMarket Corp.	740	117,083
Olin Corp.	6,138	140,683
RPM International, Inc.	10,012	237,585
Scotts Miracle-Gro Co., Class A	3,514	203,285
Sensient Technologies Corp.	3,855	138,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	7,383	$288,675

		3,214,206

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	3,501	313,935

Containers & Packaging (1.2%)
AptarGroup, Inc.	5,160	258,671
Greif, Inc., Class A	2,404	157,246
Packaging Corp. of America	7,882	227,711
Rock-Tenn Co., Class A	3,035	210,477
Silgan Holdings, Inc.	3,773	143,902
Sonoco Products Co.	7,718	279,623
Temple-Inland, Inc.	8,335	195,039

		1,472,669

Metals & Mining (1.0%)
Carpenter Technology Corp.	3,394	144,958
Commercial Metals Co.	8,826	152,425
Compass Minerals International, Inc.	2,529	236,537
Reliance Steel & Aluminum Co.	5,745	331,946
Steel Dynamics, Inc.	16,768	314,735
Worthington Industries, Inc.	4,303	90,019

		1,270,620

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	10,207	107,173

Total Materials		6,378,603

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	11,594	222,605

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	7,043	237,349

Total Telecommunication Services		459,954

Utilities (4.3%)
Electric Utilities (1.2%)
Cleco Corp.	4,698	161,095
DPL, Inc.	9,173	251,432
Great Plains Energy, Inc.	10,451	209,229
Hawaiian Electric Industries, Inc.	7,310	181,288
IDACORP, Inc.	3,812	145,237
NV Energy, Inc.	18,133	270,000
PNM Resources, Inc.	6,697	99,919
Westar Energy, Inc.	8,744	231,017

		1,549,217

Gas Utilities (1.6%)
AGL Resources, Inc.	6,005	239,239
Atmos Energy Corp.	6,979	237,984
Energen Corp.	5,544	349,937
National Fuel Gas Co.	6,333	468,642
Questar Corp.	13,611	237,512
UGI Corp.	8,552	281,361
WGL Holdings, Inc.	3,942	153,738

		1,968,413

Multi-Utilities (1.3%)
Alliant Energy Corp.	8,531	332,112
Black Hills Corp.	3,033	101,424
MDU Resources Group, Inc.	14,523	333,593
NSTAR	7,968	368,679
OGE Energy Corp.	7,511	379,756
Vectren Corp.	6,294	171,197

		1,686,761

Water Utilities (0.2%)
Aqua America, Inc.	10,622	$243,137

Total Utilities		5,447,528

Total Common Stocks (73.9%) (Cost $76,486,198)		92,530,944

SHORT-TERM INVESTMENT:
Short-Term Investment (29.6%)
BlackRock Liquidity Funds TempFund
0.14% ‡ (Cost $37,112,808)	37,112,808	37,112,808

Total Investments (103.5%) (Cost $113,599,006)		129,643,752
Other Assets Less Liabilities (-3.5%)		(4,407,903)

Net Assets (100%)		$125,235,849

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$25,454,080	$20,702,797	$9,044,069	$37,112,808	$12,268	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	330	June-11	$31,605,932	$32,571,000	$965,068

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,917,018	$—	$—	$12,917,018
Consumer Staples	3,582,578	—	—	3,582,578
Energy	6,205,510	—	—	6,205,510
Financials	18,068,548	—	—	18,068,548
Health Care	10,065,820	—	—	10,065,820
Industrials	14,393,036	—	—	14,393,036
Information Technology	15,012,349	—	—	15,012,349
Materials	6,378,603	—	—	6,378,603
Telecommunication Services	459,954	—	—	459,954
Utilities	5,447,528	—	—	5,447,528
Futures	965,068	—	—	965,068
Short-Term Investments	—	37,112,808	—	37,112,808

Total Assets	$93,496,012	$37,112,808	$—	$130,608,820

Total Liabilities	$—	$—	$—	$—

Total	$93,496,012	$37,112,808	$—	$130,608,820

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$17,110,631
Net Proceeds of Sales and Redemptions:
Stocks	$2,578,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,614,536
Aggregate gross unrealized depreciation	(574,981)

Net unrealized appreciation	$16,039,555

Federal income tax cost of investments	$113,604,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	14,554	$183,235
Amerigon, Inc.*	5,626	85,909
Cooper Tire & Rubber Co.	14,866	382,799
Dana Holding Corp.*	34,054	592,199
Dorman Products, Inc.*	2,818	118,610
Drew Industries, Inc.	4,797	107,117
Exide Technologies, Inc.*	18,489	206,707
Fuel Systems Solutions, Inc.*	4,034	121,746
Modine Manufacturing Co.*	11,305	182,463
Shiloh Industries, Inc.	1,002	11,703
Spartan Motors, Inc.	7,420	50,901
Standard Motor Products, Inc.	4,450	61,544
Stoneridge, Inc.*	3,513	51,360
Superior Industries International, Inc.	5,684	145,738
Tenneco, Inc.*	14,509	615,907

		2,917,938

Automobiles (0.0%)
Winnebago Industries, Inc.*	7,382	98,697

Distributors (0.1%)
Audiovox Corp., Class A*	3,830	30,640
Core-Mark Holding Co., Inc.*	2,919	96,473
Pool Corp.	12,163	293,250
Weyco Group, Inc.	1,566	38,304

		458,667

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	4,546	183,886
Archipelago Learning, Inc.*	2,990	25,565
Bridgepoint Education, Inc.*	5,030	86,013
Cambium Learning Group, Inc.*	3,776	12,838
Capella Education Co.*	4,128	205,533
Coinstar, Inc.*	7,731	355,008
Corinthian Colleges, Inc.*	22,264	98,407
CPI Corp.	1,289	29,015
Grand Canyon Education, Inc.*	7,779	112,795
K12, Inc.*	6,190	208,603
Learning Tree International, Inc.	1,197	10,522
Lincoln Educational Services Corp.	3,194	50,753
Mac-Gray Corp.	2,700	43,551
Matthews International Corp., Class A	7,402	285,347
Pre-Paid Legal Services, Inc.*	1,881	124,146
Princeton Review, Inc.*	4,588	1,752
Regis Corp.	14,134	250,737
Sotheby’s, Inc.	16,297	857,222
Steiner Leisure Ltd.*	3,681	170,283
Stewart Enterprises, Inc., Class A	19,767	151,020
Universal Technical Institute, Inc.	5,338	103,824

		3,366,820

Hotels, Restaurants & Leisure (1.7%)
AFC Enterprises, Inc.*	5,822	88,087
Ambassadors Group, Inc.	4,478	49,034
Ameristar Casinos, Inc.	6,659	118,197
Biglari Holdings, Inc.*	350	148,242
BJ’s Restaurants, Inc.*	5,480	215,528
Bluegreen Corp.*	2,979	12,244
Bob Evans Farms, Inc.	7,441	242,577
Boyd Gaming Corp.*	13,391	$125,474
Bravo Brio Restaurant Group, Inc.*	2,572	45,499
Buffalo Wild Wings, Inc.*	4,431	241,179
California Pizza Kitchen, Inc.*	4,964	83,792
Caribou Coffee Co., Inc.*	1,837	18,682
Carrols Restaurant Group, Inc.*	3,002	27,829
CEC Entertainment, Inc.	4,991	188,310
Cheesecake Factory, Inc.*	14,710	442,624
Churchill Downs, Inc.	2,840	117,860
Cracker Barrel Old Country Store, Inc.	5,800	285,012
Denny’s Corp.*	24,995	101,480
DineEquity, Inc.*	4,367	240,098
Domino’s Pizza, Inc.*	9,043	166,662
Einstein Noah Restaurant Group, Inc.	1,272	20,708
Empire Resorts, Inc.*	5,672	3,517
Gaylord Entertainment Co.*	8,548	296,445
Interval Leisure Group, Inc.*	9,738	159,216
Isle of Capri Casinos, Inc.*	4,114	39,083
Jack in the Box, Inc.*	12,576	285,224
Jamba, Inc.*	13,497	29,693
Krispy Kreme Doughnuts, Inc.*	14,733	103,720
Life Time Fitness, Inc.*	10,179	379,778
Marcus Corp.	4,601	50,151
McCormick & Schmick’s Seafood Restaurants, Inc.*	3,125	22,562
Monarch Casino & Resort, Inc.*	1,910	19,864
Morgans Hotel Group Co.*	4,976	48,765
Multimedia Games, Inc.*	5,961	34,157
O’Charleys, Inc.*	3,850	22,984
Orient-Express Hotels Ltd., Class A*	25,219	311,959
P.F. Chang’s China Bistro, Inc.	5,661	261,482
Papa John’s International, Inc.*	4,789	151,668
Peet’s Coffee & Tea, Inc.*	2,966	142,635
Pinnacle Entertainment, Inc.*	13,749	187,261
Red Lion Hotels Corp.*	2,714	22,255
Red Robin Gourmet Burgers, Inc.*	3,899	104,883
Ruby Tuesday, Inc.*	15,726	206,168
Ruth’s Hospitality Group, Inc.*	7,075	36,507
Scientific Games Corp., Class A*	16,074	140,487
Shuffle Master, Inc.*	13,250	141,510
Sonic Corp.*	15,037	136,085
Speedway Motorsports, Inc.	2,696	43,082
Summit Hotel Properties, Inc. (REIT)*	6,592	65,524
Texas Roadhouse, Inc.	14,013	238,081
Vail Resorts, Inc.*	8,852	431,624

		7,095,488

Household Durables (0.5%)
American Greetings Corp., Class A	9,649	227,716
Beazer Homes USA, Inc.*	19,239	87,922
Blyth, Inc.	1,209	39,280
Cavco Industries, Inc.*	1,509	68,146
CSS Industries, Inc.	1,657	31,234
Ethan Allen Interiors, Inc.	6,087	133,305
Furniture Brands International, Inc.*	10,607	48,262
Helen of Troy Ltd.*	7,544	221,794
Hooker Furniture Corp.	2,312	27,652
Hovnanian Enterprises, Inc., Class A*	16,171	57,084
iRobot Corp.*	5,194	170,831
Kid Brands, Inc.*	2,908	21,374
La-Z-Boy, Inc.*	12,843	122,651
Libbey, Inc.*	4,511	74,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Lifetime Brands, Inc.*	2,132	$31,980
M/I Homes, Inc.*	4,241	63,573
Meritage Homes Corp.*	7,902	190,675
Ryland Group, Inc.	10,923	173,676
Sealy Corp.*	11,599	29,461
Skyline Corp.	1,650	33,083
Standard Pacific Corp.*	27,132	101,202
Universal Electronics, Inc.*	3,443	101,775

		2,057,108

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	5,054	16,678
Blue Nile, Inc.*	3,107	167,747
drugstore.com, Inc.*	23,360	89,936
Gaiam, Inc., Class A	3,585	23,661
HSN, Inc.*	9,492	304,029
Nutrisystem, Inc.	6,790	98,387
Orbitz Worldwide, Inc.*	3,607	12,877
Overstock.com, Inc.*	3,415	53,684
PetMed Express, Inc.	5,862	92,971
Shutterfly, Inc.*	6,964	364,635
U.S. Auto Parts Network, Inc.*	3,526	30,676
Vitacost.com, Inc.(b)*†	3,394	14,510

		1,269,791

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.*	3,217	50,024
Brunswick Corp.	21,591	549,059
Callaway Golf Co.	16,329	111,364
Eastman Kodak Co.*	65,937	212,977
JAKKS Pacific, Inc.*	6,992	135,295
Johnson Outdoors, Inc., Class A*	1,023	15,540
Leapfrog Enterprises, Inc.*	7,697	33,251
Marine Products Corp.*	1,947	15,440
Polaris Industries, Inc.	7,564	658,219
RC2 Corp.*	5,413	152,105
Smith & Wesson Holding Corp.*	13,631	48,390
Steinway Musical Instruments, Inc.*	1,211	26,896
Sturm Ruger & Co., Inc.	4,775	109,682
Summer Infant, Inc.*	2,399	19,192

		2,137,434

Media (0.9%)
AH Belo Corp., Class A*	4,060	33,942
Arbitron, Inc.	6,521	261,036
Ascent Media Corp., Class A*	3,612	176,446
Ballantyne Strong, Inc.*	3,483	24,973
Belo Corp., Class A*	22,500	198,225
Carmike Cinemas, Inc.*	2,692	19,248
Cinemark Holdings, Inc.	13,833	267,669
CKX, Inc.*	12,601	53,176
Cumulus Media, Inc., Class A*	5,537	24,031
Dex One Corp.*	11,461	55,471
Entercom Communications Corp., Class A*	5,379	59,277
Entravision Communications Corp., Class A*	11,679	31,650
EW Scripps Co., Class A*	8,177	80,952
Fisher Communications, Inc.*	1,561	48,516
Global Sources Ltd.*	4,158	48,357
Gray Television, Inc.*	11,450	23,701
Harte-Hanks, Inc.	9,660	114,954
Journal Communications, Inc., Class A*	9,680	58,080
Knology, Inc.*	7,782	100,466
Lee Enterprises, Inc.*	10,283	27,764
LIN TV Corp., Class A*	8,085	$47,944
Lions Gate Entertainment Corp.*	17,154	107,212
Live Nation Entertainment, Inc.*	34,493	344,930
LodgeNet Interactive Corp.*	6,065	22,077
Martha Stewart Living Omnimedia, Inc., Class A*	6,680	24,783
McClatchy Co., Class A*	13,613	46,284
Media General, Inc., Class A*	5,000	34,400
National CineMedia, Inc.	12,911	241,048
Nexstar Broadcasting Group, Inc., Class A*	2,626	22,767
Outdoor Channel Holdings, Inc.*	2,484	18,531
PRIMEDIA, Inc.	3,518	17,133
Rentrak Corp.*	2,144	57,716
Scholastic Corp.	6,416	173,489
Sinclair Broadcast Group, Inc., Class A	11,139	139,683
SuperMedia, Inc.*	2,971	18,539
Valassis Communications, Inc.*	12,153	354,138
Warner Music Group Corp.*	11,761	79,622
Westwood One, Inc.*	1,589	11,520
World Wrestling Entertainment, Inc., Class A	6,187	77,771

		3,547,521

Multiline Retail (0.3%)
99 Cents Only Stores*	11,253	220,559
Bon-Ton Stores, Inc.*	2,718	42,129
Dillard’s, Inc., Class A	9,745	390,969
Fred’s, Inc., Class A	9,820	130,802
Retail Ventures, Inc.*	5,815	100,309
Saks, Inc.*	32,913	372,246
Tuesday Morning Corp.*	7,020	34,398

		1,291,412

Specialty Retail (2.2%)
America’s Car-Mart, Inc.*	2,138	55,118
ANN, Inc.*	13,371	389,230
Asbury Automotive Group, Inc.*	7,139	132,000
Ascena Retail Group, Inc.*	14,459	468,616
Barnes & Noble, Inc.	9,659	88,766
bebe stores, Inc.	7,255	42,442
Big 5 Sporting Goods Corp.	4,923	58,682
Books-A-Million, Inc.	1,367	5,646
Brown Shoe Co., Inc.	10,694	130,681
Buckle, Inc.	6,359	256,904
Build-A-Bear Workshop, Inc.*	3,650	22,082
Cabela’s, Inc.*	9,788	244,798
Casual Male Retail Group, Inc.*	9,801	48,123
Cato Corp., Class A	6,821	167,114
Charming Shoppes, Inc.*	29,025	123,646
Children’s Place Retail Stores, Inc.*	6,354	316,620
Christopher & Banks Corp.	8,184	53,032
Citi Trends, Inc.*	3,847	85,750
Coldwater Creek, Inc.*	14,442	38,127
Collective Brands, Inc.*	15,179	327,563
Conn’s, Inc.*	3,305	14,806
Destination Maternity Corp.	2,306	53,199
DSW, Inc., Class A*	3,477	138,941
Express, Inc.	3,678	71,868
Finish Line, Inc., Class A	12,455	247,232
Genesco, Inc.*	5,874	236,135
Group 1 Automotive, Inc.	6,002	256,886
Haverty Furniture Cos., Inc.	4,180	55,427
hhgregg, Inc.*	3,021	40,451
Hibbett Sports, Inc.*	7,054	252,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
HOT Topic, Inc.	9,990	$56,943
Jos. A. Bank Clothiers, Inc.*	6,717	341,761
Kirkland’s, Inc.*	3,817	58,934
Lithia Motors, Inc., Class A	5,600	81,648
Lumber Liquidators Holdings, Inc.*	5,481	136,970
MarineMax, Inc.*	5,030	49,596
Men’s Wearhouse, Inc.	12,858	347,937
Midas, Inc.*	3,368	25,833
Monro Muffler Brake, Inc.	7,312	241,150
New York & Co., Inc.*	5,735	40,202
OfficeMax, Inc.*	20,760	268,634
Pacific Sunwear of California, Inc.*	15,096	54,497
Penske Automotive Group, Inc.*	10,819	216,596
PEP Boys-Manny, Moe & Jack	12,966	164,798
Pier 1 Imports, Inc.*	25,530	259,129
Rent-A-Center, Inc.	15,975	557,687
Rue21, Inc.*	3,705	106,704
Sally Beauty Holdings, Inc.*	22,846	320,072
Select Comfort Corp.*	13,457	162,291
Shoe Carnival, Inc.*	2,090	58,625
Sonic Automotive, Inc., Class A	9,852	138,027
Stage Stores, Inc.	9,050	173,941
Stein Mart, Inc.	6,153	62,207
Systemax, Inc.*	2,306	31,177
Talbots, Inc.*	17,679	106,781
Ulta Salon Cosmetics & Fragrance, Inc.*	7,653	368,339
Vitamin Shoppe, Inc.*	3,933	133,053
West Marine, Inc.*	3,306	34,482
Wet Seal, Inc., Class A*	25,577	109,470
Winmark Corp.	622	28,693
Zumiez, Inc.*	5,070	134,000

		9,292,666

Textiles, Apparel & Luxury Goods (1.5%)
American Apparel, Inc.*	6,631	6,391
Carter’s, Inc.*	14,490	414,849
Cherokee, Inc.	1,773	30,602
Columbia Sportswear Co.	2,800	166,376
Crocs, Inc.*	20,902	372,892
Culp, Inc.*	2,248	20,861
Deckers Outdoor Corp.*	9,407	810,413
Delta Apparel, Inc.*	1,486	21,235
G-III Apparel Group Ltd.*	3,784	142,203
Iconix Brand Group, Inc.*	17,590	377,833
Joe’s Jeans, Inc.*	8,070	8,554
Jones Group, Inc.	21,419	294,511
Kenneth Cole Productions, Inc., Class A*	1,687	21,880
K-Swiss, Inc., Class A*	6,839	77,076
LaCrosse Footwear, Inc.	942	17,267
Liz Claiborne, Inc.*	23,432	126,299
Maidenform Brands, Inc.*	5,616	160,449
Movado Group, Inc.*	3,516	51,615
Oxford Industries, Inc.	3,489	119,289
Perry Ellis International, Inc.*	2,912	80,138
Quiksilver, Inc.*	31,788	140,503
R.G. Barry Corp.	2,069	27,083
Skechers U.S.A., Inc., Class A*	8,484	174,261
Steven Madden Ltd.*	6,013	282,190
Timberland Co., Class A*	9,582	395,641
True Religion Apparel, Inc.*	6,311	148,119
Under Armour, Inc., Class A*	8,554	582,100
Unifi, Inc.*	3,089	52,513
Vera Bradley, Inc.*	3,141	132,582
Volcom, Inc.	4,931	91,371
Warnaco Group, Inc.*	10,796	$617,423
Wolverine World Wide, Inc.	12,096	450,939

		6,415,458

Total Consumer Discretionary		39,949,000

Consumer Staples (2.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,110	195,428
Coca-Cola Bottling Co. Consolidated	977	65,303
Heckmann Corp.*	22,234	145,633
MGP Ingredients, Inc.	2,903	25,314
National Beverage Corp.	2,265	31,098
Primo Water Corp.*	2,326	28,493

		491,269

Food & Staples Retailing (0.6%)
Andersons, Inc.	4,529	220,653
Arden Group, Inc., Class A	285	21,748
Casey’s General Stores, Inc.	9,305	362,895
Fresh Market, Inc.*	3,746	141,374
Ingles Markets, Inc., Class A	2,764	54,755
Nash Finch Co.	3,215	121,977
Pantry, Inc.*	5,856	86,845
Pricesmart, Inc.	3,930	143,995
Rite Aid Corp.*	137,143	145,372
Ruddick Corp.	10,708	413,222
Spartan Stores, Inc.	5,798	85,752
Susser Holdings Corp.*	1,558	20,394
United Natural Foods, Inc.*	11,720	525,290
Village Super Market, Inc., Class A	1,252	36,433
Weis Markets, Inc.	2,789	112,843
Winn-Dixie Stores, Inc.*	14,032	100,189

		2,593,737

Food Products (0.9%)
Alico, Inc.	790	21,148
B&G Foods, Inc.	11,686	219,346
Calavo Growers, Inc.	2,538	55,455
Cal-Maine Foods, Inc.	3,549	104,695
Chiquita Brands International, Inc.*	11,110	170,427
Darling International, Inc.*	26,023	399,974
Diamond Foods, Inc.	5,337	297,805
Dole Food Co., Inc.*	8,986	122,479
Farmer Bros Co.	1,564	18,956
Fresh Del Monte Produce, Inc.	9,045	236,165
Griffin Land & Nurseries, Inc.	511	16,444
Hain Celestial Group, Inc.*	10,532	339,973
Harbinger Group, Inc.*	2,730	14,223
Imperial Sugar Co.	2,968	39,593
J&J Snack Foods Corp.	3,568	167,946
John B. Sanfilippo & Son, Inc.*	1,712	20,030
Lancaster Colony Corp.	4,771	289,123
Lifeway Foods, Inc.*	1,552	16,172
Pilgrim’s Pride Corp.*	12,484	96,252
Sanderson Farms, Inc.	5,614	257,795
Seneca Foods Corp., Class A*	1,942	58,008
Smart Balance, Inc.*	16,560	76,010
Snyders-Lance, Inc.	6,396	126,961
Tootsie Roll Industries, Inc.	6,186	175,424
TreeHouse Foods, Inc.*	8,477	482,087

		3,822,491

Household Products (0.1%)
Central Garden & Pet Co., Class A*	13,215	121,710
Oil-Dri Corp. of America	1,167	24,857
Spectrum Brands Holdings, Inc.*	4,516	125,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	4,116	$174,272

		446,203

Personal Products (0.2%)
Elizabeth Arden, Inc.*	5,968	179,100
Female Health Co.	4,379	21,851
Inter Parfums, Inc.	3,236	59,898
Medifast, Inc.*	3,116	61,541
Nature’s Sunshine Products, Inc.*	1,595	14,291
Nu Skin Enterprises, Inc., Class A	12,002	345,058
Nutraceutical International Corp.*	2,204	33,016
Prestige Brands Holdings, Inc.*	10,375	119,313
Revlon, Inc., Class A*	2,512	39,865
Schiff Nutrition International, Inc.	2,571	23,422
Synutra International, Inc.*	4,406	50,669
USANA Health Sciences, Inc.*	1,375	47,451

		995,475

Tobacco (0.2%)
Alliance One International, Inc.*	22,663	91,105
Star Scientific, Inc.*	24,578	111,584
Universal Corp.	5,841	254,317
Vector Group Ltd.	10,767	186,162

		643,168

Total Consumer Staples		8,992,343

Energy (5.3%)
Energy Equipment & Services (1.8%)
Basic Energy Services, Inc.*	5,682	144,948
Bristow Group, Inc.*	8,707	411,841
Cal Dive International, Inc.*	23,192	161,880
CARBO Ceramics, Inc.	4,610	650,563
Complete Production Services, Inc.*	18,894	601,018
Dawson Geophysical Co.*	1,991	87,365
Dril-Quip, Inc.*	8,231	650,496
Global Geophysical Services, Inc.*	1,742	25,189
Global Industries Ltd.*	24,796	242,753
Gulf Island Fabrication, Inc.	3,533	113,657
Gulfmark Offshore, Inc., Class A*	5,660	251,927
Helix Energy Solutions Group, Inc.*	25,458	437,878
Hercules Offshore, Inc.*	28,314	187,156
Hornbeck Offshore Services, Inc.*	5,661	174,642
ION Geophysical Corp.*	30,973	393,047
Key Energy Services, Inc.*	30,815	479,173
Lufkin Industries, Inc.	7,275	679,994
Matrix Service Co.*	6,714	93,325
Natural Gas Services Group, Inc.*	2,813	49,959
Newpark Resources, Inc.*	21,713	170,664
OYO Geospace Corp.*	1,031	101,636
Parker Drilling Co.*	28,440	196,520
PHI, Inc. (Non-Voting)*	3,038	67,201
Pioneer Drilling Co.*	13,239	182,698
RPC, Inc.	10,504	265,961
Tesco Corp.*	7,418	162,825
TETRA Technologies, Inc.*	18,440	283,976
Union Drilling, Inc.*	3,295	33,774
Vantage Drilling Co.*	39,829	71,692
Willbros Group, Inc.*	11,847	129,369

		7,503,127

Oil, Gas & Consumable Fuels (3.5%)
Abraxas Petroleum Corp.*	19,791	115,777
Alon USA Energy, Inc.	1,597	21,879
Amyris, Inc.*	1,532	43,723
Apco Oil and Gas International, Inc.	2,192	187,986
Approach Resources, Inc.*	4,248	142,733
ATP Oil & Gas Corp.*	10,876	196,964
Berry Petroleum Co., Class A	12,382	$624,672
Bill Barrett Corp.*	11,152	445,076
BPZ Resources, Inc.*	23,995	127,413
Brigham Exploration Co.*	28,329	1,053,272
Callon Petroleum Co.*	9,267	72,005
CAMAC Energy, Inc.*	10,517	15,776
Carrizo Oil & Gas, Inc.*	8,548	315,678
Cheniere Energy, Inc.*	14,143	131,671
Clayton Williams Energy, Inc.*	1,429	151,045
Clean Energy Fuels Corp.*	11,359	186,060
Cloud Peak Energy, Inc.*	7,700	166,243
Contango Oil & Gas Co.*	2,857	180,677
Crosstex Energy, Inc.	10,192	101,410
CVR Energy, Inc.*	7,456	172,681
Delek U.S. Holdings, Inc.	3,059	41,480
Delta Petroleum Corp.*	41,743	37,986
DHT Holdings, Inc.	16,096	77,422
Endeavour International Corp.*	7,519	95,491
Energy Partners Ltd.*	7,178	129,204
Energy XXI Bermuda Ltd.*	17,917	610,970
Evolution Petroleum Corp.*	3,275	25,545
FX Energy, Inc.*	12,629	105,578
Gastar Exploration Ltd.*	12,598	61,226
General Maritime Corp.	18,272	37,458
GeoResources, Inc.*	4,038	126,268
GMX Resources, Inc.*	14,087	86,917
Golar LNG Ltd.	8,938	228,634
Goodrich Petroleum Corp.*	6,018	133,720
Green Plains Renewable Energy, Inc.*	4,143	49,799
Gulfport Energy Corp.*	7,044	254,641
Hallador Energy Co.	854	9,906
Harvest Natural Resources, Inc.*	8,180	124,663
Houston American Energy Corp.	4,085	62,950
International Coal Group, Inc.*	31,943	360,956
Isramco, Inc.*	289	18,785
James River Coal Co.*	8,681	209,820
Knightsbridge Tankers Ltd.	6,062	151,793
Kodiak Oil & Gas Corp.*	43,322	290,257
L&L Energy, Inc.*	4,302	29,770
Magnum Hunter Resources Corp.*	14,530	124,522
McMoRan Exploration Co.*	23,261	411,952
Miller Petroleum, Inc.*	4,742	23,710
Nordic American Tanker Shipping Ltd.	11,541	286,678
Northern Oil and Gas, Inc.*	13,130	350,571
Oasis Petroleum, Inc.*	11,765	372,009
Overseas Shipholding Group, Inc.	6,281	201,871
Panhandle Oil and Gas, Inc., Class A	1,701	53,837
Patriot Coal Corp.*	19,046	491,958
Penn Virginia Corp.	11,207	190,071
Petroleum Development Corp.*	5,704	273,849
PetroQuest Energy, Inc.*	13,593	127,231
RAM Energy Resources, Inc.*	13,255	27,570
Rentech, Inc.*	49,259	61,574
Resolute Energy Corp.*	9,269	168,140
REX American Resources Corp.*	1,496	23,876
Rex Energy Corp.*	8,177	95,262
Rosetta Resources, Inc.*	12,832	610,033
Scorpio Tankers, Inc.*	3,973	41,001
Ship Finance International Ltd.	10,930	226,579
Stone Energy Corp.*	10,531	351,420
Swift Energy Co.*	10,188	434,824
Syntroleum Corp.*	17,248	38,981
Targa Resources Corp.	3,964	143,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Teekay Tankers Ltd., Class A	9,363	$97,937
TransAtlantic Petroleum Ltd.*	36,487	113,110
Uranium Energy Corp.*	13,783	54,994
USEC, Inc.*	30,025	132,110
VAALCO Energy, Inc.*	12,734	98,816
Venoco, Inc.*	5,347	91,380
W&T Offshore, Inc.	8,504	193,806
Warren Resources, Inc.*	17,998	91,610
Western Refining, Inc.*	12,551	212,740
World Fuel Services Corp.	16,762	680,705

		14,712,362

Total Energy		22,215,489

Financials (14.9%)
Capital Markets (1.7%)
American Capital Ltd.*	82,729	819,017
Apollo Investment Corp.	47,532	573,236
Arlington Asset Investment Corp., Class A	1,607	48,917
Artio Global Investors, Inc.	7,071	114,267
BGC Partners, Inc., Class A	14,037	130,404
BlackRock Kelso Capital Corp.	16,104	163,134
Calamos Asset Management, Inc., Class A	4,988	82,751
Capital Southwest Corp.	774	70,844
Cohen & Steers, Inc.	4,338	128,752
Cowen Group, Inc., Class A*	8,320	33,363
Diamond Hill Investment Group, Inc.	567	45,360
Duff & Phelps Corp., Class A	6,860	109,623
Epoch Holding Corp.	3,023	47,703
Evercore Partners, Inc., Class A	3,866	132,565
FBR Capital Markets Corp.*	12,411	44,431
Fifth Street Finance Corp.	16,003	213,640
Financial Engines, Inc.*	3,465	95,495
FXCM, Inc., Class A	5,364	69,893
GAMCO Investors, Inc., Class A	1,800	83,448
GFI Group, Inc.	16,991	85,295
Gladstone Capital Corp.	4,697	53,123
Gladstone Investment Corp.	4,971	38,575
Gleacher & Co., Inc.*	22,262	38,736
Golub Capital BDC, Inc.	1,827	28,830
Harris & Harris Group, Inc.*	7,447	40,065
Hercules Technology Growth Capital, Inc.	10,415	114,565
HFF, Inc., Class A*	4,118	61,935
Internet Capital Group, Inc.*	9,111	129,376
INTL FCStone, Inc.*	3,249	82,590
Investment Technology Group, Inc.*	10,724	195,070
JMP Group, Inc.	3,488	30,032
KBW, Inc.	8,695	227,722
Knight Capital Group, Inc., Class A*	24,662	330,471
LaBranche & Co., Inc.*	8,504	33,421
Ladenburg Thalmann Financial Services, Inc.*	21,974	25,270
Main Street Capital Corp.	4,708	86,863
MCG Capital Corp.	18,796	122,174
Medallion Financial Corp.	3,056	26,862
MF Global Holdings Ltd.*	28,234	233,778
MVC Capital, Inc.	6,184	84,844
NGP Capital Resources Co.	4,744	45,732
Oppenheimer Holdings, Inc., Class A	2,558	85,719
optionsXpress Holdings, Inc.	10,366	189,801
PennantPark Investment Corp.	10,649	126,936
Penson Worldwide, Inc.*	4,523	30,349
Piper Jaffray Cos., Inc.*	3,536	146,496
Prospect Capital Corp.	21,198	$258,828
Rodman & Renshaw Capital Group, Inc.*	3,145	6,447
Safeguard Scientifics, Inc.*	5,203	105,881
Sanders Morris Harris Group, Inc.	4,578	36,670
Solar Capital Ltd.	1,275	30,447
Stifel Financial Corp.*	8,298	595,713
SWS Group, Inc.	7,742	46,994
TICC Capital Corp.	8,111	88,167
TradeStation Group, Inc.*	9,426	66,170
Triangle Capital Corp.	4,485	80,999
Virtus Investment Partners, Inc.*	1,336	78,717
Westwood Holdings Group, Inc.	1,332	53,613

		7,150,119

Commercial Banks (4.0%)
1st Source Corp.	3,921	78,577
1st United Bancorp, Inc.*	7,540	52,931
Alliance Financial Corp./New York	1,399	46,657
American National Bankshares, Inc.	1,313	29,556
Ameris Bancorp*	5,485	55,728
Ames National Corp.	1,762	33,654
Arrow Financial Corp.	2,607	64,497
BancFirst Corp.	1,883	80,366
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,012	122,429
Bancorp Rhode Island, Inc.	965	29,790
Bancorp, Inc./Delaware*	7,364	67,970
Bank of Marin Bancorp/California	1,537	57,361
Bank of the Ozarks, Inc.	3,338	145,904
Boston Private Financial Holdings, Inc.	18,906	133,665
Bridge Bancorp, Inc.	1,499	33,533
Bryn Mawr Bank Corp.	2,289	47,085
Camden National Corp.	2,046	70,055
Capital City Bank Group, Inc.	2,728	34,591
Cardinal Financial Corp.	7,510	87,567
Cathay General Bancorp	19,341	329,764
Center Financial Corp.*	8,214	60,291
Centerstate Banks, Inc.	5,955	41,685
Century Bancorp, Inc./Massachusetts, Class A	873	23,370
Chemical Financial Corp.	6,195	123,466
Citizens & Northern Corp.	2,785	46,816
Citizens Republic Bancorp, Inc.*	101,230	90,085
City Holding Co.	4,048	143,137
CNB Financial Corp./Pennsylvania	2,770	40,193
CoBiz Financial, Inc.	8,902	61,869
Columbia Banking System, Inc.	9,802	187,904
Community Bank System, Inc.	8,221	199,524
Community Trust Bancorp, Inc.	3,567	98,699
CVB Financial Corp.	22,315	207,753
Danvers Bancorp, Inc.	4,853	103,951
Eagle Bancorp, Inc.*	3,823	53,713
Encore Bancshares, Inc.*	1,876	22,775
Enterprise Financial Services Corp.	3,614	50,849
F.N.B. Corp./Pennsylvania	29,574	311,710
Financial Institutions, Inc.	3,565	62,387
First Bancorp, Inc./Maine	1,924	29,341
First Bancorp/North Carolina	3,457	45,840
First BanCorp/Puerto Rico*	5,447	27,235
First Busey Corp.	17,611	89,464
First Commonwealth Financial Corp.	26,275	179,984
First Community Bancshares, Inc./Virginia	3,679	52,168
First Financial BanCorp	14,295	238,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Bankshares, Inc.	5,257	$270,052
First Financial Corp./Indiana	2,875	95,565
First Interstate Bancsystem, Inc.	3,541	48,158
First Merchants Corp.	5,820	48,131
First Midwest Bancorp, Inc./Illinois	18,411	217,066
First of Long Island Corp.	1,605	44,539
First South Bancorp, Inc./North Carolina	1,348	6,726
FirstMerit Corp.	26,424	450,793
German American Bancorp, Inc.	2,870	49,335
Glacier Bancorp, Inc.	17,851	268,657
Great Southern Bancorp, Inc.	2,786	59,760
Green Bankshares, Inc.*	3,455	9,639
Hancock Holding Co.	4,502	147,846
Hanmi Financial Corp.*	22,994	28,513
Heartland Financial USA, Inc.	3,012	51,204
Heritage Financial Corp./Washington*	3,218	45,599
Home Bancorp, Inc.*	1,778	27,239
Home Bancshares, Inc./Arkansas	5,556	126,399
Hudson Valley Holding Corp.	3,422	75,284
IBERIABANK Corp.	6,605	397,159
Independent Bank Corp./Massachusetts	5,358	144,720
International Bancshares Corp.	13,244	242,895
Investors Bancorp, Inc.*	12,099	180,154
Lakeland Bancorp, Inc.	5,028	52,191
Lakeland Financial Corp.	4,160	94,349
MainSource Financial Group, Inc.	4,619	46,236
MB Financial, Inc.	13,110	274,786
Merchants Bancshares, Inc.	1,124	29,763
Metro Bancorp, Inc.*	3,131	38,668
Midsouth Bancorp, Inc.	1,771	25,609
MidWestOne Financial Group, Inc.	1,628	24,159
Nara Bancorp, Inc.*	9,744	93,737
National Bankshares, Inc./Virginia	1,609	46,500
National Penn Bancshares, Inc.	31,456	243,469
NBT Bancorp, Inc.	8,588	195,720
Northfield Bancorp, Inc./New Jersey	4,228	58,346
Old National Bancorp/Indiana	23,179	248,479
OmniAmerican Bancorp, Inc.*	2,820	44,669
Oriental Financial Group, Inc.	11,493	144,237
Orrstown Financial Services, Inc.	1,541	43,148
Pacific Continental Corp.	4,463	45,478
PacWest Bancorp	7,854	170,824
Park National Corp.	3,080	205,806
Peapack-Gladstone Financial Corp.	1,984	26,308
Penns Woods Bancorp, Inc.	914	35,582
Peoples Bancorp, Inc./Ohio	2,467	29,653
Pinnacle Financial Partners, Inc.*	8,363	138,324
Porter Bancorp, Inc.	899	7,093
PrivateBancorp, Inc.	12,997	198,724
Prosperity Bancshares, Inc.	11,470	490,572
Renasant Corp.	6,319	107,297
Republic Bancorp, Inc./Kentucky, Class A	2,339	45,564
S&T Bancorp, Inc.	6,300	135,891
Sandy Spring Bancorp, Inc.	6,080	112,237
SCBT Financial Corp.	3,549	118,111
Sierra Bancorp	2,730	30,521
Signature Bank/New York*	9,984	563,098
Simmons First National Corp., Class A	4,394	119,033
Southside Bancshares, Inc.	4,058	86,841
Southwest Bancorp, Inc./Oklahoma*	4,468	63,401
State Bancorp, Inc./New York	3,850	$40,001
StellarOne Corp.	5,911	83,936
Sterling Bancorp/New York	7,754	77,617
Sterling Bancshares, Inc./Texas	22,738	195,774
Suffolk Bancorp	2,216	46,492
Susquehanna Bancshares, Inc.	32,113	300,257
SVB Financial Group*	10,232	582,508
SY Bancorp, Inc.	3,162	79,556
Taylor Capital Group, Inc.*	2,061	21,661
Texas Capital Bancshares, Inc.*	9,060	235,469
Tompkins Financial Corp.	2,047	85,053
Tower Bancorp, Inc.	2,604	58,043
TowneBank/Virginia	5,966	93,428
Trico Bancshares	3,823	62,353
Trustmark Corp.	15,758	369,052
UMB Financial Corp.	7,870	293,984
Umpqua Holdings Corp.	28,457	325,548
Union First Market Bankshares Corp.	4,128	46,440
United Bankshares, Inc.	9,571	253,823
United Community Banks, Inc./Georgia*	20,025	47,459
Univest Corp. of Pennsylvania	4,277	75,788
Virginia Commerce Bancorp, Inc.*	5,379	30,875
Washington Banking Co.	3,642	51,352
Washington Trust Bancorp, Inc.	3,612	85,749
Webster Financial Corp.	17,370	372,239
WesBanco, Inc.	5,877	121,713
West Bancorp, Inc.	3,504	27,962
West Coast Bancorp/Oregon*	21,172	73,467
Westamerica Bancorp	7,225	371,148
Western Alliance Bancorp*	16,469	135,375
Whitney Holding Corp./Louisiana	11,606	158,074
Wilshire Bancorp, Inc.*	4,513	22,114
Wintrust Financial Corp.	8,550	314,212

		16,802,852

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.	14,294	75,758
Cash America International, Inc.	7,223	332,619
CompuCredit Holdings Corp.*	2,785	18,297
Credit Acceptance Corp.*	1,284	91,113
Dollar Financial Corp.*	8,935	185,401
EZCORP, Inc., Class A*	11,278	354,016
First Cash Financial Services, Inc.*	7,392	285,331
First Marblehead Corp.*	12,847	28,263
Imperial Holdings, Inc.*	3,605	36,591
Nelnet, Inc., Class A	6,456	140,935
Netspend Holdings, Inc.*	7,853	82,614
World Acceptance Corp.*	4,014	261,713

		1,892,651

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	3,677	19,746
Asta Funding, Inc.	2,507	21,460
Compass Diversified Holdings	8,999	132,645
Encore Capital Group, Inc.*	3,599	85,260
Life Partners Holdings, Inc.	1,852	14,890
MarketAxess Holdings, Inc.	6,826	165,189
Marlin Business Services Corp.*	2,119	26,148
NewStar Financial, Inc.*	6,350	69,342
PHH Corp.*	13,541	294,788
PICO Holdings, Inc.*	5,643	169,629
Portfolio Recovery Associates, Inc.*	4,140	352,438
Primus Guaranty Ltd.*	4,091	20,782

		1,372,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (1.7%)
Alterra Capital Holdings Ltd.	21,209	$473,809
American Equity Investment Life Holding Co.	14,215	186,501
American Safety Insurance Holdings Ltd.*	2,495	53,468
AMERISAFE, Inc.*	4,917	108,715
Amtrust Financial Services, Inc.	5,756	109,767
Argo Group International Holdings Ltd.	7,114	235,047
Baldwin & Lyons, Inc., Class B	1,996	46,746
Citizens, Inc./Texas*	8,451	61,692
CNA Surety Corp.*	4,521	114,200
CNO Financial Group, Inc.*	54,196	407,012
Crawford & Co., Class B	5,691	27,089
Delphi Financial Group, Inc., Class A	11,553	354,793
Donegal Group, Inc., Class A	2,800	37,436
eHealth, Inc.*	5,880	78,204
EMC Insurance Group, Inc.	1,237	30,715
Employers Holdings, Inc.	1,423	29,399
Enstar Group Ltd.*	1,646	164,403
FBL Financial Group, Inc., Class A	3,374	103,649
First American Financial Corp.	25,532	421,278
Flagstone Reinsurance Holdings S.A.	11,170	100,642
FPIC Insurance Group, Inc.*	2,181	82,660
Global Indemnity plc*	3,674	80,755
Greenlight Capital Reinsurance Ltd., Class A*	7,057	199,078
Hallmark Financial Services*	2,756	23,095
Harleysville Group, Inc.	3,022	100,119
Hilltop Holdings, Inc.*	10,529	105,711
Horace Mann Educators Corp.	9,695	162,876
Infinity Property & Casualty Corp.	3,166	188,345
Kansas City Life Insurance Co.	834	26,671
Maiden Holdings Ltd.	12,909	96,688
Meadowbrook Insurance Group, Inc.	12,529	129,675
Montpelier Reinsurance Holdings Ltd.	15,327	270,828
National Financial Partners Corp.*	10,564	155,819
National Interstate Corp.	1,673	34,882
National Western Life Insurance Co., Class A	558	90,536
Navigators Group, Inc.*	3,087	158,981
Phoenix Cos., Inc.*	30,055	81,750
Platinum Underwriters Holdings Ltd.	9,235	351,761
Presidential Life Corp.	4,829	46,020
Primerica, Inc.	5,926	151,172
ProAssurance Corp.*	7,539	477,746
RLI Corp.	4,582	264,152
Safety Insurance Group, Inc.	3,238	149,304
SeaBright Holdings, Inc.	5,214	53,444
Selective Insurance Group, Inc.	13,205	228,447
State Auto Financial Corp.	3,883	70,748
Stewart Information Services Corp.	4,021	42,140
Tower Group, Inc.	9,409	226,098
United Fire & Casualty Co.	5,756	116,329
Universal Insurance Holdings, Inc.	4,178	22,645

		7,333,040

Real Estate Investment Trusts (REITs) (5.6%)
Acadia Realty Trust (REIT)	10,327	195,387
Agree Realty Corp. (REIT)	2,534	56,888
Alexander’s, Inc. (REIT)	515	209,579
American Assets Trust, Inc. (REIT)	7,777	165,417
American Campus Communities, Inc. (REIT)	16,242	535,986
American Capital Agency Corp. (REIT)	30,309	$883,204
Anworth Mortgage Asset Corp. (REIT)	29,106	206,362
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,405	88,372
Ashford Hospitality Trust, Inc. (REIT)	11,612	127,964
Associated Estates Realty Corp. (REIT)	10,717	170,186
BioMed Realty Trust, Inc. (REIT)	32,220	612,824
Campus Crest Communities, Inc. (REIT)	7,917	93,658
CapLease, Inc. (REIT)	15,335	84,036
Capstead Mortgage Corp. (REIT)	17,033	217,682
CBL & Associates Properties, Inc. (REIT)	33,711	587,246
Cedar Shopping Centers, Inc. (REIT)	14,653	88,358
Chatham Lodging Trust (REIT)	3,248	52,780
Chesapeake Lodging Trust (REIT)	7,216	125,631
Cogdell Spencer, Inc. (REIT)	12,313	73,139
Colonial Properties Trust (REIT)	19,258	370,716
Colony Financial, Inc. (REIT)	5,502	103,603
Coresite Realty Corp. (REIT)	4,527	71,708
Cousins Properties, Inc. (REIT)	23,195	193,678
CreXus Investment Corp. (REIT)	5,796	66,190
Cypress Sharpridge Investments, Inc. (REIT)	17,082	216,600
DCT Industrial Trust, Inc. (REIT)	61,281	340,110
DiamondRock Hospitality Co. (REIT)	40,952	457,434
DuPont Fabros Technology, Inc. (REIT)	9,436	228,823
Dynex Capital, Inc. (REIT)	9,204	92,592
EastGroup Properties, Inc. (REIT)	6,879	302,470
Education Realty Trust, Inc. (REIT)	19,176	153,983
Entertainment Properties Trust (REIT)	11,351	531,454
Equity Lifestyle Properties, Inc. (REIT)	6,582	379,452
Equity One, Inc. (REIT)	10,359	194,438
Excel Trust, Inc. (REIT)	3,905	46,040
Extra Space Storage, Inc. (REIT)	21,637	448,102
FelCor Lodging Trust, Inc. (REIT)*	24,435	149,787
First Industrial Realty Trust, Inc. (REIT)*	19,381	230,440
First Potomac Realty Trust (REIT)	12,732	200,529
Franklin Street Properties Corp. (REIT)	17,647	248,293
Getty Realty Corp. (REIT)	6,007	137,440
Gladstone Commercial Corp. (REIT)	2,869	52,331
Glimcher Realty Trust (REIT)	24,505	226,671
Government Properties Income Trust (REIT)	7,321	196,642
Hatteras Financial Corp. (REIT)	17,612	495,249
Healthcare Realty Trust, Inc. (REIT)	16,758	380,407
Hersha Hospitality Trust (REIT)	34,011	202,025
Highwoods Properties, Inc. (REIT)	14,158	495,672
Home Properties, Inc. (REIT)	9,250	545,288
Hudson Pacific Properties, Inc. (REIT)	4,382	64,415
Inland Real Estate Corp. (REIT)	18,939	180,678
Invesco Mortgage Capital, Inc. (REIT)	18,299	399,833
Investors Real Estate Trust (REIT)	18,972	180,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
iStar Financial, Inc. (REIT)*	23,026	$211,379
Kilroy Realty Corp. (REIT)	13,441	521,914
Kite Realty Group Trust (REIT)	14,596	77,505
LaSalle Hotel Properties (REIT)	18,727	505,629
Lexington Realty Trust (REIT)	26,330	246,186
LTC Properties, Inc. (REIT)	7,764	220,032
Medical Properties Trust, Inc. (REIT)	27,458	317,689
MFA Financial, Inc. (REIT)	83,507	684,757
Mid-America Apartment Communities, Inc. (REIT)	7,405	475,401
Mission West Properties, Inc. (REIT)	4,092	26,884
Monmouth Real Estate Investment Corp. (REIT), Class A	8,008	65,746
MPG Office Trust, Inc. (REIT)*	10,996	40,795
National Health Investors, Inc. (REIT)	6,193	296,769
National Retail Properties, Inc. (REIT)	20,453	534,437
Newcastle Investment Corp. (REIT)*	18,890	114,096
NorthStar Realty Finance Corp. (REIT)	19,254	103,009
Omega Healthcare Investors, Inc. (REIT)	24,151	539,533
One Liberty Properties, Inc. (REIT)	3,037	45,798
Parkway Properties, Inc./Maryland (REIT)	5,860	99,620
Pebblebrook Hotel Trust (REIT)	9,754	216,051
Pennsylvania Real Estate Investment Trust (REIT)	13,860	197,782
PennyMac Mortgage Investment Trust (REIT)	3,208	58,995
Post Properties, Inc. (REIT)	12,120	475,710
Potlatch Corp. (REIT)	9,956	400,231
PS Business Parks, Inc. (REIT)	4,726	273,824
RAIT Financial Trust (REIT)	28,652	70,484
Ramco-Gershenson Properties Trust (REIT)	9,904	124,097
Redwood Trust, Inc. (REIT)	19,517	303,489
Resource Capital Corp. (REIT)	13,767	90,725
Retail Opportunity Investments Corp. (REIT)	10,551	115,428
Sabra Healthcare REIT, Inc. (REIT)	6,712	118,198
Saul Centers, Inc. (REIT)	1,621	72,216
Sovran Self Storage, Inc. (REIT)	7,052	278,907
Strategic Hotels & Resorts, Inc. (REIT)*	34,800	224,460
Sun Communities, Inc. (REIT)	4,845	172,724
Sunstone Hotel Investors, Inc. (REIT)*	29,378	299,362
Tanger Factory Outlet Centers (REIT)	20,061	526,401
Terreno Realty Corp. (REIT)*	3,147	54,223
Two Harbors Investment Corp. (REIT)	17,690	185,214
UMH Properties, Inc. (REIT)	2,607	25,914
Universal Health Realty Inc.ome Trust (REIT)	2,212	89,652
Urstadt Biddle Properties, Inc. (REIT), Class A	4,069	77,392
U-Store-It Trust (REIT)	25,083	263,873
Walter Investment Management Corp. (REIT)	6,565	105,893
Washington Real Estate Investment Trust (REIT)	15,846	492,652
Winthrop Realty Trust (REIT)	6,492	$79,527

		23,678,629

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	2,082	41,203
Consolidated-Tomoka Land Co.	1,264	40,954
Forestar Group, Inc.*	8,969	170,590
Kennedy-Wilson Holdings, Inc.*	4,818	52,323
Tejon Ranch Co.*	3,326	122,197
Thomas Properties Group, Inc.*	7,611	25,497

		452,764

Thrifts & Mortgage Finance (1.0%)
Abington Bancorp, Inc.	4,823	58,985
Astoria Financial Corp.	21,234	305,133
Bank Mutual Corp.	10,396	43,975
BankFinancial Corp.	4,440	40,804
Beneficial Mutual Bancorp, Inc.*	9,230	79,563
Berkshire Hills Bancorp, Inc.	3,829	79,835
BofI Holding, Inc.*	1,719	26,679
Brookline Bancorp, Inc.	7,185	75,658
Clifton Savings Bancorp, Inc.	2,596	30,814
Dime Community Bancshares, Inc.	6,830	100,811
Doral Financial Corp.*	4,215	4,636
ESB Financial Corp.	2,129	31,445
ESSA Bancorp, Inc.	3,159	41,699
Farmer Mac, Class C	2,117	40,456
First Financial Holdings, Inc.	3,979	45,002
Flagstar Bancorp, Inc.*	16,196	24,294
Flushing Financial Corp.	7,924	118,068
Fox Chase Bancorp, Inc.	1,505	20,950
Home Federal Bancorp, Inc./Idaho	3,900	45,942
Kaiser Federal Financial Group, Inc.	702	8,635
Kearny Financial Corp.	3,660	36,710
Meridian Interstate Bancorp, Inc.*	2,324	32,652
MGIC Investment Corp.*	49,118	436,659
NASB Financial, Inc.*	710	11,488
NewAlliance Bancshares, Inc.	26,247	389,505
Northwest Bancshares, Inc.	27,505	344,913
OceanFirst Financial Corp.	3,355	46,802
Ocwen Financial Corp.*	18,142	199,925
Oritani Financial Corp.	14,107	178,877
PMI Group, Inc.*	36,319	98,061
Provident Financial Services, Inc.	14,918	220,786
Provident New York Bancorp	10,070	103,922
Radian Group, Inc.	32,853	223,729
Rockville Financial, Inc.	3,155	32,904
Roma Financial Corp.	1,837	20,336
Territorial Bancorp, Inc.	3,583	71,373
TrustCo Bank Corp./New York	19,472	115,469
United Financial Bancorp, Inc.	3,892	64,257
ViewPoint Financial Group	3,414	44,382
Waterstone Financial, Inc.*	1,485	4,559
Westfield Financial, Inc.	6,737	61,037
WSFS Financial Corp.	1,580	74,418

		4,036,148

Total Financials		62,718,520

Health Care (9.1%)
Biotechnology (2.5%)
Acorda Therapeutics, Inc.*	9,521	220,887
Affymax, Inc.*	7,358	43,191
Alkermes, Inc.*	23,224	300,751
Allos Therapeutics, Inc.*	21,187	67,163
Alnylam Pharmaceuticals, Inc.*	9,306	89,058
AMAG Pharmaceuticals, Inc.*	5,425	90,597
Ardea Biosciences, Inc.*	3,737	107,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Arena Pharmaceuticals, Inc.*	27,943	$38,841
ARIAD Pharmaceuticals, Inc.*	31,157	234,301
ArQule, Inc.*	12,629	90,424
Array BioPharma, Inc.*	13,070	39,994
AspenBio Pharma, Inc.*	8,316	7,069
AVEO Pharmaceuticals, Inc.*	2,538	33,984
AVI BioPharma, Inc.*	25,335	47,376
BioCryst Pharmaceuticals, Inc.*	7,118	26,977
BioMimetic Therapeutics, Inc.*	4,116	53,961
BioSante Pharmaceuticals, Inc.*	24,385	48,282
Biospecifics Technologies Corp.*	914	23,307
Biotime, Inc.*	5,780	43,061
Celera Corp.*	20,656	167,520
Celldex Therapeutics, Inc.*	6,864	27,593
Cepheid, Inc.*	14,505	406,430
Chelsea Therapeutics International Ltd.*	12,558	48,976
Clinical Data, Inc.*	3,005	91,051
Codexis, Inc.*	2,671	31,678
Cubist Pharmaceuticals, Inc.*	14,294	360,781
Curis, Inc.*	20,287	65,933
Cytokinetics, Inc.*	9,853	14,681
Cytori Therapeutics, Inc.*	11,798	92,378
CytRx Corp.*	23,480	20,665
Dyax Corp.*	22,669	36,497
Dynavax Technologies Corp.*	21,731	59,978
Emergent Biosolutions, Inc.*	5,071	122,515
Enzon Pharmaceuticals, Inc.*	11,315	123,333
Exact Sciences Corp.*	11,895	87,547
Exelixis, Inc.*	30,946	349,690
Genomic Health, Inc.*	3,593	88,388
Geron Corp.*	30,667	154,868
Halozyme Therapeutics, Inc.*	19,423	130,328
Idenix Pharmaceuticals, Inc.*	7,712	25,604
Immunogen, Inc.*	16,842	152,757
Immunomedics, Inc.*	15,018	57,369
Incyte Corp.*	21,525	341,171
Infinity Pharmaceuticals, Inc.*	3,167	18,622
Inhibitex, Inc.*	11,992	43,411
Inovio Pharmaceuticals, Inc.*	25,611	28,172
InterMune, Inc.*	11,784	556,087
Ironwood Pharmaceuticals, Inc.*	5,181	72,534
Isis Pharmaceuticals, Inc.*	23,163	209,394
Keryx Biopharmaceuticals, Inc.*	13,638	68,190
Lexicon Pharmaceuticals, Inc.*	50,692	85,163
Ligand Pharmaceuticals, Inc., Class B*	4,555	45,550
MannKind Corp.*	15,289	55,805
Maxygen, Inc.	8,654	45,001
Medivation, Inc.*	8,422	156,986
Metabolix, Inc.*	6,117	64,290
Micromet, Inc.*	22,740	127,571
Momenta Pharmaceuticals, Inc.*	10,943	173,447
Nabi Biopharmaceuticals*	10,002	58,112
Nanosphere, Inc.*	3,146	10,224
Neuralstem, Inc.*	10,101	18,182
Neurocrine Biosciences, Inc.*	12,512	94,966
Novavax, Inc.*	20,669	53,533
NPS Pharmaceuticals, Inc.*	16,479	157,704
Nymox Pharmaceutical Corp.*	3,937	31,063
Omeros Corp.*	4,477	35,816
Onyx Pharmaceuticals, Inc.*	15,299	538,219
Opko Health, Inc.*	24,443	91,172
Orexigen Therapeutics, Inc.*	7,622	21,418
Osiris Therapeutics, Inc.*	4,138	30,042
PDL BioPharma, Inc.	34,150	$198,070
Peregrine Pharmaceuticals, Inc.*	14,844	35,032
Pharmacyclics, Inc.*	9,898	58,299
Pharmasset, Inc.*	7,806	614,410
Progenics Pharmaceuticals, Inc.*	6,470	39,985
Rigel Pharmaceuticals, Inc.*	13,227	94,044
Sangamo BioSciences, Inc.*	11,511	95,887
Savient Pharmaceuticals, Inc.*	16,658	176,575
Sciclone Pharmaceuticals, Inc.*	9,124	36,861
Seattle Genetics, Inc.*	22,893	356,444
SIGA Technologies, Inc.*	8,623	104,338
Spectrum Pharmaceuticals, Inc.*	12,994	115,517
StemCells, Inc.*	29,837	27,152
SuperGen, Inc.*	15,483	47,997
Synta Pharmaceuticals Corp.*	5,099	26,821
Targacept, Inc.*	5,871	156,110
Theravance, Inc.*	16,096	389,845
Transcept Pharmaceuticals, Inc.*	1,075	8,804
Vanda Pharmaceuticals, Inc.*	6,456	47,064
Vical, Inc.*	16,766	49,627
Zalicus, Inc.*	19,386	46,914
ZIOPHARM Oncology, Inc.*	14,944	93,400

		10,374,040

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.*	5,470	157,755
ABIOMED, Inc.*	7,801	113,348
Accuray, Inc.*	13,519	122,077
Align Technology, Inc.*	14,473	296,407
Alphatec Holdings, Inc.*	11,667	31,501
American Medical Systems Holdings, Inc.*	18,356	397,224
Analogic Corp.	3,196	180,734
AngioDynamics, Inc.*	6,253	94,545
Antares Pharma, Inc.*	16,584	29,851
ArthroCare Corp.*	6,596	219,911
Atrion Corp.	339	59,145
Cantel Medical Corp.	3,305	85,104
Cerus Corp.*	10,844	31,339
Conceptus, Inc.*	7,802	112,739
CONMED Corp.*	7,143	187,718
CryoLife, Inc.*	6,158	37,564
Cutera, Inc.*	3,280	28,110
Cyberonics, Inc.*	6,820	216,944
Cynosure, Inc., Class A*	2,214	30,752
Delcath Systems, Inc.*	11,288	83,193
DexCom, Inc.*	15,129	234,802
Endologix, Inc.*	12,549	85,082
Exactech, Inc.*	1,958	34,363
Greatbatch, Inc.*	5,716	151,245
Haemonetics Corp.*	6,121	401,170
Hansen Medical, Inc.*	10,339	22,849
HeartWare International, Inc.*	2,291	195,949
ICU Medical, Inc.*	2,913	127,531
Immucor, Inc.*	17,063	337,506
Insulet Corp.*	10,734	221,335
Integra LifeSciences Holdings Corp.*	5,141	243,786
Invacare Corp.	7,190	223,753
IRIS International, Inc.*	3,770	34,005
Kensey Nash Corp.*	1,678	41,799
MAKO Surgical Corp.*	7,538	182,420
Masimo Corp.	12,722	421,098
Medical Action Industries, Inc.*	3,249	27,292
MELA Sciences, Inc.*	5,090	17,917
Meridian Bioscience, Inc.	9,961	238,964
Merit Medical Systems, Inc.*	7,010	137,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Natus Medical, Inc.*	7,094	$119,179
Neogen Corp.*	5,525	228,624
NuVasive, Inc.*	9,627	243,756
NxStage Medical, Inc.*	6,712	147,530
OraSure Technologies, Inc.*	11,797	92,724
Orthofix International N.V.*	4,411	143,181
Orthovita, Inc.*	15,645	33,324
Palomar Medical Technologies, Inc.*	4,213	62,563
Quidel Corp.*	5,645	67,514
Rochester Medical Corp.*	2,383	27,357
RTI Biologics, Inc.*	12,372	35,384
Sirona Dental Systems, Inc.*	8,143	408,453
Solta Medical, Inc.*	13,469	44,448
SonoSite, Inc.*	3,372	112,355
Spectranetics Corp.*	8,023	37,788
STAAR Surgical Co.*	8,175	45,535
Stereotaxis, Inc.*	7,235	27,999
STERIS Corp.	14,367	496,236
SurModics, Inc.*	3,984	49,800
Symmetry Medical, Inc.*	9,199	90,150
Syneron Medical Ltd.*	8,865	115,600
Synovis Life Technologies, Inc.*	2,570	49,293
TomoTherapy, Inc.*	11,061	50,549
Unilife Corp.*	11,086	62,858
Vascular Solutions, Inc.*	3,926	42,833
Volcano Corp.*	12,331	315,674
West Pharmaceutical Services, Inc.	8,106	362,906
Wright Medical Group, Inc.*	9,612	163,500
Young Innovations, Inc.	1,300	40,820
Zoll Medical Corp.*	5,237	234,670

		9,848,966

Health Care Providers & Services (2.5%)
Accretive Health, Inc.*	2,861	79,421
Air Methods Corp.*	2,723	183,122
Alliance HealthCare Services, Inc.*	6,918	30,578
Allied Healthcare International, Inc.*	10,493	26,652
Almost Family, Inc.*	2,126	80,023
Amedisys, Inc.*	7,012	245,420
America Service Group, Inc.	2,108	54,049
American Dental Partners, Inc.*	3,675	48,216
AMERIGROUP Corp.*	12,530	805,053
AMN Healthcare Services, Inc.*	10,113	87,579
Amsurg Corp.*	7,559	192,301
Assisted Living Concepts, Inc., Class A*	2,482	97,145
Bio-Reference Labs, Inc.*	5,909	132,598
BioScrip, Inc.*	10,498	49,446
Capital Senior Living Corp.*	6,173	65,557
CardioNet, Inc.*	5,859	28,065
Catalyst Health Solutions, Inc.*	9,233	516,402
Centene Corp.*	11,946	393,979
Chemed Corp.	5,179	344,973
Chindex International, Inc.*	3,106	49,851
Continucare Corp.*	6,756	36,145
Corvel Corp.*	1,794	95,405
Cross Country Healthcare, Inc.*	7,033	55,068
Emeritus Corp.*	5,504	140,132
Ensign Group, Inc.	3,553	113,447
ExamWorks Group, Inc.*	2,716	60,377
Five Star Quality Care, Inc.*	7,338	59,658
Gentiva Health Services, Inc.*	7,271	203,806
Hanger Orthopedic Group, Inc.*	6,354	165,395
HealthSouth Corp.*	22,958	573,491
Healthspring, Inc.*	14,087	526,431
Healthways, Inc.*	8,409	129,246
HMS Holdings Corp.*	6,601	$540,292
IPC The Hospitalist Co., Inc.*	3,995	181,413
Kindred Healthcare, Inc.*	9,662	230,729
Landauer, Inc.	2,319	142,665
LCA-Vision, Inc.*	4,264	28,782
LHC Group, Inc.*	3,892	116,760
Magellan Health Services, Inc.*	8,104	397,744
MedCath Corp.*	4,630	64,588
Metropolitan Health Networks, Inc.*	9,092	43,005
Molina Healthcare, Inc.*	3,812	152,480
MWI Veterinary Supply, Inc.*	3,015	243,250
National Healthcare Corp.	2,215	102,975
National Research Corp.	394	13,372
Owens & Minor, Inc.	15,357	498,795
PDI, Inc.*	2,348	19,042
PharMerica Corp.*	7,807	89,312
Providence Service Corp.*	2,925	43,817
PSS World Medical, Inc.*	13,960	379,014
RehabCare Group, Inc.*	6,070	223,801
Rural/Metro Corp.*	4,343	74,005
Select Medical Holdings Corp.*	12,664	102,072
Skilled Healthcare Group, Inc., Class A*	4,501	64,769
Sun Healthcare Group, Inc.*	6,304	88,697
Sunrise Senior Living, Inc.*	13,680	163,202
Team Health Holdings, Inc.*	3,601	62,945
Triple-S Management Corp., Class B*	5,129	105,555
U.S. Physical Therapy, Inc.	2,306	51,516
Universal American Corp.	7,834	179,477
WellCare Health Plans, Inc.*	10,328	433,260

		10,506,365

Health Care Technology (0.3%)
athenahealth, Inc.*	8,108	365,914
Computer Programs & Systems, Inc.	2,440	156,843
MedAssets, Inc.*	10,675	163,007
Medidata Solutions, Inc.*	4,705	120,307
Merge Healthcare, Inc.*	11,864	57,896
Omnicell, Inc.*	8,069	122,972
Quality Systems, Inc.	4,600	383,364
Transcend Services, Inc.*	2,117	50,808
Vital Images, Inc.*	3,369	45,515

		1,466,626

Life Sciences Tools & Services (0.5%)
Affymetrix, Inc.*	18,095	94,275
Albany Molecular Research, Inc.*	4,914	20,934
Bruker Corp.*	17,570	366,335
Caliper Life Sciences, Inc.*	11,657	78,801
Cambrex Corp.*	6,242	34,331
Dionex Corp.*	4,289	506,317
Enzo Biochem, Inc.*	7,828	32,799
eResearchTechnology, Inc.*	11,223	75,980
Furiex Pharmaceuticals, Inc.*	2,063	34,824
Kendle International, Inc.*	3,414	36,564
Luminex Corp.*	9,215	172,873
Pacific Biosciences of California, Inc.*	3,486	48,978
PAREXEL International Corp.*	14,242	354,626
PURE Bioscience, Inc.*	7,538	11,759
Sequenom, Inc.*	24,274	153,654

		2,023,050

Pharmaceuticals (1.0%)
Acura Pharmaceuticals, Inc.*	2,390	7,552
Akorn, Inc.*	14,252	82,234
Alexza Pharmaceuticals, Inc.*	10,971	18,651
Aoxing Pharmaceutical Co., Inc.*	4,912	10,610

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Auxilium Pharmaceuticals, Inc.*	10,292	$220,969
AVANIR Pharmaceuticals, Inc., Class A*	23,720	96,778
Biodel, Inc.*	3,306	6,943
Cadence Pharmaceuticals, Inc.*	8,211	75,623
Corcept Therapeutics, Inc.*	7,129	30,298
Cumberland Pharmaceuticals, Inc.*	3,084	17,055
Depomed, Inc.*	12,943	129,948
Durect Corp.*	22,569	81,248
Hi-Tech Pharmacal Co., Inc.*	2,310	46,500
Impax Laboratories, Inc.*	15,274	388,723
Inspire Pharmaceuticals, Inc.*	13,586	53,801
Jazz Pharmaceuticals, Inc.*	3,697	117,749
Lannett Co., Inc.*	3,122	17,421
MAP Pharmaceuticals, Inc.*	3,575	49,299
Medicines Co.*	13,027	212,210
Medicis Pharmaceutical Corp., Class A	14,676	470,219
Nektar Therapeutics*	27,866	263,891
Obagi Medical Products, Inc.*	3,992	50,459
Optimer Pharmaceuticals, Inc.*	10,185	120,489
Pain Therapeutics, Inc.*	9,127	87,254
Par Pharmaceutical Cos., Inc.*	8,581	266,697
Pozen, Inc.*	6,536	35,098
Questcor Pharmaceuticals, Inc.*	13,348	192,345
Salix Pharmaceuticals Ltd.*	13,922	487,688
Santarus, Inc.*	12,215	41,775
Somaxon Pharmaceuticals, Inc.*	8,838	25,012
Sucampo Pharmaceuticals, Inc., Class A*	2,611	10,966
ViroPharma, Inc.*	19,024	378,578
Vivus, Inc.*	19,989	123,732
XenoPort, Inc.*	7,166	42,494

		4,260,309

Total Health Care		38,479,356

Industrials (11.5%)
Aerospace & Defense (1.3%)
AAR Corp.*	9,544	264,560
Aerovironment, Inc.*	4,140	144,776
American Science & Engineering, Inc.	2,207	203,839
Applied Energetics, Inc.*	11,691	7,716
Astronics Corp.*	2,145	53,990
Ceradyne, Inc.*	6,220	280,398
Cubic Corp.	3,831	220,282
Curtiss-Wright Corp.	11,174	392,654
DigitalGlobe, Inc.*	6,700	187,801
Ducommun, Inc.	2,400	57,360
Esterline Technologies Corp.*	7,222	510,740
GenCorp, Inc.*	13,648	81,615
GeoEye, Inc.*	5,380	223,700
Global Defense Technology & Systems, Inc.*	1,217	29,476
HEICO Corp.	7,145	446,705
Hexcel Corp.*	23,565	463,995
Kratos Defense & Security Solutions, Inc.*	5,800	82,592
Ladish Co., Inc.*	3,811	208,271
LMI Aerospace, Inc.*	2,045	41,329
Moog, Inc., Class A*	10,961	503,219
National Presto Industries, Inc.	1,155	130,145
Orbital Sciences Corp.*	14,117	267,094
Taser International, Inc.*	14,439	58,767
Teledyne Technologies, Inc.*	8,783	454,169
Triumph Group, Inc.	4,028	$356,277

		5,671,470

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	13,507	114,134
Atlas Air Worldwide Holdings, Inc.*	6,308	439,794
Forward Air Corp.	7,191	220,260
Hub Group, Inc., Class A*	9,162	331,573
Pacer International, Inc.*	8,289	43,600
Park-Ohio Holdings Corp.*	1,821	37,622

		1,186,983

Airlines (0.5%)
AirTran Holdings, Inc.*	32,882	244,971
Alaska Air Group, Inc.*	8,647	548,393
Allegiant Travel Co.	3,730	163,411
Hawaiian Holdings, Inc.*	13,445	80,805
JetBlue Airways Corp.*	59,347	372,106
Pinnacle Airlines Corp.*	4,227	24,305
Republic Airways Holdings, Inc.*	12,476	80,221
SkyWest, Inc.	13,683	231,516
U.S. Airways Group, Inc.*	39,264	341,989

		2,087,717

Building Products (0.5%)
A.O. Smith Corp.	8,834	391,699
AAON, Inc.	3,117	102,549
American Woodmark Corp.	2,065	43,117
Ameron International Corp.	2,285	159,470
Apogee Enterprises, Inc.	7,083	93,425
Builders FirstSource, Inc.*	9,682	27,497
Gibraltar Industries, Inc.*	7,703	91,897
Griffon Corp.*	11,020	144,692
Insteel Industries, Inc.	3,984	56,334
NCI Building Systems, Inc.*	4,504	57,066
PGT, Inc.*	5,242	12,319
Quanex Building Products Corp.	9,371	183,953
Simpson Manufacturing Co., Inc.	9,653	284,377
Trex Co., Inc.*	3,849	125,554
Universal Forest Products, Inc.	4,801	175,957

		1,949,906

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	12,697	322,377
ACCO Brands Corp.*	13,548	129,248
American Reprographics Co.*	9,397	97,259
APAC Customer Services, Inc.*	7,586	45,592
Brink’s Co.	11,722	388,115
Casella Waste Systems, Inc., Class A*	5,887	42,210
Cenveo, Inc.*	14,157	92,445
Clean Harbors, Inc.*	5,597	552,200
Consolidated Graphics, Inc.*	2,316	126,523
Courier Corp.	2,058	28,730
Deluxe Corp.	12,466	330,848
EnergySolutions, Inc.	21,998	131,108
EnerNOC, Inc.*	5,227	99,888
Ennis, Inc.	6,429	109,486
Fuel Tech, Inc.*	4,288	38,163
G&K Services, Inc., Class A	4,622	153,681
GEO Group, Inc.*	14,844	380,600
Healthcare Services Group, Inc.	16,038	281,948
Herman Miller, Inc.	13,920	382,661
Higher One Holdings, Inc.*	2,611	37,729
HNI Corp.	11,039	348,391
Innerworkings, Inc.*	5,445	40,184
Interface, Inc., Class A	12,328	227,945
Kimball International, Inc., Class B	6,839	47,873
Knoll, Inc.	11,516	241,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
M&F Worldwide Corp.*	2,424	$60,891
McGrath RentCorp.	5,854	159,639
Metalico, Inc.*	8,795	54,705
Mine Safety Appliances Co.	6,457	236,778
Mobile Mini, Inc.*	8,884	213,394
Multi-Color Corp.	2,640	53,354
Rollins, Inc.	15,584	316,355
Schawk, Inc.	2,604	50,622
Standard Parking Corp.*	3,557	63,172
Standard Register Co.	3,319	11,019
Steelcase, Inc., Class A	18,829	214,274
Sykes Enterprises, Inc.*	10,176	201,180
Team, Inc.*	4,700	123,422
Tetra Tech, Inc.*	15,094	372,671
U.S. Ecology, Inc.	4,394	76,587
UniFirst Corp.	3,455	183,150
United Stationers, Inc.	5,904	419,479
Viad Corp.	5,125	122,692

		7,609,963

Construction & Engineering (0.6%)
Argan, Inc.*	1,769	15,143
Comfort Systems USA, Inc.	9,415	132,469
Dycom Industries, Inc.*	8,644	149,887
EMCOR Group, Inc.*	16,137	499,763
Furmanite Corp.*	8,374	66,992
Granite Construction, Inc.	8,574	240,929
Great Lakes Dredge & Dock Corp.	14,590	111,322
Insituform Technologies, Inc., Class A*	9,632	257,656
Layne Christensen Co.*	4,825	166,462
MasTec, Inc.*	12,955	269,464
Michael Baker Corp.*	1,809	52,588
MYR Group, Inc.*	4,949	118,380
Northwest Pipe Co.*	2,147	49,231
Orion Marine Group, Inc.*	7,066	75,889
Pike Electric Corp.*	3,812	36,290
Primoris Services Corp.	4,992	50,619
Sterling Construction Co., Inc.*	3,692	62,321
Tutor Perini Corp.	6,573	160,118

		2,515,523

Electrical Equipment (1.3%)
A123 Systems, Inc.*	18,082	114,821
Acuity Brands, Inc.	10,562	617,771
Advanced Battery Technologies, Inc.*	14,995	29,090
American Superconductor Corp.*	12,457	309,806
AZZ, Inc.	3,058	139,445
Belden, Inc.	11,453	430,060
Brady Corp., Class A	11,854	423,069
Broadwind Energy, Inc.*	22,716	29,758
Capstone Turbine Corp.*	60,277	109,101
Coleman Cable, Inc.*	1,627	14,415
Encore Wire Corp.	4,656	113,327
Ener1, Inc.*	14,706	43,530
EnerSys*	11,729	466,228
Franklin Electric Co., Inc.	5,719	264,218
FuelCell Energy, Inc.*	24,778	53,025
Generac Holdings, Inc.*	4,931	100,050
GrafTech International Ltd.*	29,307	604,603
II-VI, Inc.*	6,121	304,520
LaBarge, Inc.*	2,839	50,250
LSI Industries, Inc.	4,263	30,864
Polypore International, Inc.*	5,296	304,944
Powell Industries, Inc.*	2,257	89,016
PowerSecure International, Inc.*	4,542	39,061
Preformed Line Products Co.	494	$34,170
SatCon Technology Corp.*	23,067	89,039
UQM Technologies, Inc.*	8,344	24,865
Vicor Corp.	5,065	83,522
Woodward, Inc.	14,855	513,389

		5,425,957

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	3,977	244,267
Seaboard Corp.	79	190,627
Standex International Corp.	3,108	117,762
Tredegar Corp.	6,072	131,034
United Capital Corp.*	397	11,235

		694,925

Machinery (2.5%)
3D Systems Corp.*	4,821	234,060
Actuant Corp., Class A	16,488	478,152
Alamo Group, Inc.	1,464	40,187
Albany International Corp., Class A	6,714	167,179
Altra Holdings, Inc.*	6,591	155,679
American Railcar Industries, Inc.*	2,153	53,739
Ampco-Pittsburgh Corp.	1,933	53,312
Astec Industries, Inc.*	4,830	180,111
Badger Meter, Inc.	3,723	153,425
Barnes Group, Inc.	11,989	250,330
Blount International, Inc.*	11,640	186,007
Briggs & Stratton Corp.	12,241	277,259
Cascade Corp.	2,281	101,687
Chart Industries, Inc.*	7,002	385,390
CIRCOR International, Inc.	4,195	197,249
CLARCOR, Inc.	12,266	551,111
Colfax Corp.*	5,917	135,795
Columbus McKinnon Corp.*	4,909	90,620
Commercial Vehicle Group, Inc.*	6,127	109,306
Douglas Dynamics, Inc.	2,556	36,449
Dynamic Materials Corp.	3,342	93,409
Energy Recovery, Inc.*	8,933	28,407
EnPro Industries, Inc.*	5,069	184,106
ESCO Technologies, Inc.	6,495	247,784
Federal Signal Corp.	15,589	101,484
Flow International Corp.*	10,899	47,847
Force Protection, Inc.*	17,951	87,960
FreightCar America, Inc.*	3,063	99,578
Gorman-Rupp Co.	3,020	118,958
Graham Corp.	2,251	53,889
Greenbrier Cos., Inc.*	5,233	148,512
John Bean Technologies Corp.	6,921	133,091
Kadant, Inc.*	3,219	84,306
Kaydon Corp.	8,166	320,025
L.B. Foster Co., Class A	2,544	109,672
Lindsay Corp.	3,041	240,300
Lydall, Inc.*	4,112	36,556
Meritor, Inc.*	22,841	387,612
Met-Pro Corp.	3,565	42,423
Middleby Corp.*	4,038	376,422
Miller Industries, Inc.	2,431	39,479
Mueller Industries, Inc.	9,198	336,831
Mueller Water Products, Inc., Class A	38,243	171,329
NACCO Industries, Inc., Class A	1,416	156,709
Nordson Corp.	8,279	952,582
Omega Flex, Inc.*	853	11,473
PMFG, Inc.*	4,191	89,436
RBC Bearings, Inc.*	5,308	202,925
Robbins & Myers, Inc.	9,369	430,880
Sauer-Danfoss, Inc.*	2,850	145,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Hydraulics Corp.	3,100	$133,610
Tecumseh Products Co., Class A*	4,157	41,653
Tennant Co.	4,573	192,249
Titan International, Inc.	10,175	270,757
Trimas Corp.*	3,865	83,097
Twin Disc, Inc.	1,898	61,154
Wabash National Corp.*	16,633	192,610
Watts Water Technologies, Inc., Class A	7,160	273,440
Xerium Technologies, Inc.*	1,721	41,390

		10,606,142

Marine (0.1%)
Baltic Trading Ltd.	3,989	36,380
Eagle Bulk Shipping, Inc.*	14,312	53,240
Excel Maritime Carriers Ltd.*	9,190	39,425
Genco Shipping & Trading Ltd.*	7,445	80,183
Horizon Lines, Inc., Class A	6,456	5,487
International Shipholding Corp.	1,192	29,681
Ultrapetrol Bahamas Ltd.*	5,188	26,355

		270,751

Professional Services (0.9%)
Acacia Research Corp. - Acacia Technologies*	9,057	309,930
Advisory Board Co.*	3,800	195,700
Barrett Business Services, Inc.	1,619	26,001
CBIZ, Inc.*	8,084	58,286
CDI Corp.	2,792	41,294
Corporate Executive Board Co.	8,389	338,664
CoStar Group, Inc.*	5,078	318,289
CRA International, Inc.*	2,543	73,315
Dolan Co.*	7,764	94,255
Exponent, Inc.*	3,438	153,369
Franklin Covey Co.*	3,313	28,691
GP Strategies Corp.*	3,513	47,777
Heidrick & Struggles International, Inc.	4,358	121,283
Hill International, Inc.*	5,689	30,095
Hudson Highland Group, Inc.*	7,285	47,352
Huron Consulting Group, Inc.*	5,403	149,609
ICF International, Inc.*	4,414	90,663
Insperity, Inc.	5,371	163,171
Kelly Services, Inc., Class A*	6,625	143,829
Kforce, Inc.*	7,591	138,915
Korn/Ferry International*	11,269	250,961
LECG Corp.*	5,603	1,130
Mistras Group, Inc.*	3,329	57,292
Navigant Consulting, Inc.*	12,591	125,784
On Assignment, Inc.*	9,324	88,205
Resources Connection, Inc.	11,376	220,581
School Specialty, Inc.*	4,943	70,685
SFN Group, Inc.*	12,804	180,408
TrueBlue, Inc.*	10,846	182,104
VSE Corp.	1,001	29,740

		3,777,378

Road & Rail (0.8%)
Amerco, Inc.*	2,070	200,790
Arkansas Best Corp.	6,367	165,033
Avis Budget Group, Inc.*	25,062	448,860
Celadon Group, Inc.*	4,596	74,639
Dollar Thrifty Automotive Group, Inc.*	6,980	465,775
Genesee & Wyoming, Inc., Class A*	9,382	546,032
Heartland Express, Inc.	12,406	217,849
Knight Transportation, Inc.	14,586	280,781
Marten Transport Ltd.	3,540	$78,942
Old Dominion Freight Line, Inc.*	10,190	357,567
P.A.M. Transportation Services, Inc.*	977	11,871
Patriot Transportation Holding, Inc.*	1,117	29,880
Quality Distribution, Inc.*	2,274	26,947
RailAmerica, Inc.*	5,836	99,445
Roadrunner Transportation Systems, Inc.*	2,494	37,410
Saia, Inc.*	3,617	59,283
Universal Truckload Services, Inc.*	1,286	22,184
USA Truck, Inc.*	1,822	23,686
Werner Enterprises, Inc.	10,573	279,867

		3,426,841

Trading Companies & Distributors (0.7%)
Aceto Corp.	5,670	45,190
Aircastle Ltd.	12,517	151,080
Applied Industrial Technologies, Inc.	10,316	343,110
Beacon Roofing Supply, Inc.*	11,152	228,282
BlueLinx Holdings, Inc.*	2,655	9,824
CAI International, Inc.*	2,479	64,107
DXP Enterprises, Inc.*	1,913	44,152
H&E Equipment Services, Inc.*	6,871	134,053
Houston Wire & Cable Co.	4,039	59,050
Interline Brands, Inc.*	8,053	164,281
Kaman Corp.	6,354	223,661
Lawson Products, Inc.	974	22,441
RSC Holdings, Inc.*	12,030	172,991
Rush Enterprises, Inc., Class A*	7,829	155,014
SeaCube Container Leasing Ltd.	2,728	43,675
TAL International Group, Inc.	4,059	147,220
Textainer Group Holdings Ltd.	2,418	89,853
Titan Machinery, Inc.*	3,337	84,259
United Rentals, Inc.*	14,692	488,950
Watsco, Inc.	6,754	470,821

		3,142,014

Total Industrials		48,365,570

Information Technology (14.2%)
Communications Equipment (2.3%)
Acme Packet, Inc.*	11,423	810,576
ADTRAN, Inc.	15,122	642,080
Anaren, Inc.*	3,362	67,576
Arris Group, Inc.*	30,879	393,398
Aruba Networks, Inc.*	18,818	636,801
Aviat Networks, Inc.*	15,528	80,280
Bel Fuse, Inc., Class B	2,390	52,604
BigBand Networks, Inc.*	12,503	31,883
Black Box Corp.	4,347	152,797
Blue Coat Systems, Inc.*	10,182	286,725
Calix, Inc.*	2,977	60,472
Comtech Telecommunications Corp.	6,472	175,909
DG FastChannel, Inc.*	6,145	197,992
Digi International, Inc.*	5,655	59,717
EMS Technologies, Inc.*	3,479	68,380
Emulex Corp.*	21,245	226,684
Extreme Networks, Inc.*	20,495	71,733
Finisar Corp.*	21,826	536,920
Globecomm Systems, Inc.*	5,013	61,810
Harmonic, Inc.*	27,270	255,793
Infinera Corp.*	22,757	190,931
InterDigital, Inc.	10,699	510,449
Ixia*	8,484	134,726
KVH Industries, Inc.*	3,484	52,678
Loral Space & Communications, Inc.*	2,645	205,120
Meru Networks, Inc.*	1,362	27,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NETGEAR, Inc.*	8,624	$279,763
Network Engines, Inc.*	9,265	18,808
Network Equipment Technologies, Inc.*	6,969	26,273
Oclaro, Inc.*	12,163	139,996
Oplink Communications, Inc.*	4,900	95,501
Opnext, Inc.*	9,863	23,967
PC-Tel, Inc.*	4,294	32,935
Plantronics, Inc.	11,775	431,200
Powerwave Technologies, Inc.*	41,329	186,394
Riverbed Technology, Inc.*	32,574	1,226,411
SeaChange International, Inc.*	6,429	61,075
ShoreTel, Inc.*	11,508	94,711
Sonus Networks, Inc.*	50,412	189,549
Sycamore Networks, Inc.	4,809	117,484
Symmetricom, Inc.*	10,038	61,533
Tekelec*	16,980	137,878
UTStarcom, Inc.*	30,959	72,754
ViaSat, Inc.*	8,087	322,186

		9,510,114

Computers & Peripherals (0.5%)
Avid Technology, Inc.*	7,182	160,159
Cray, Inc.*	8,080	52,116
Electronics for Imaging, Inc.*	11,176	164,399
Hutchinson Technology, Inc.*	5,567	15,699
Hypercom Corp.*	11,329	136,288
Imation Corp.*	7,585	84,497
Immersion Corp.*	6,456	49,324
Intermec, Inc.*	12,123	130,807
Intevac, Inc.*	5,083	63,182
Novatel Wireless, Inc.*	7,143	39,001
Presstek, Inc.*	5,485	11,409
Quantum Corp.*	55,343	139,464
Rimage Corp.	2,187	35,320
Silicon Graphics International Corp.*	7,606	162,768
STEC, Inc.*	9,937	199,634
Stratasys, Inc.*	5,037	236,739
Super Micro Computer, Inc.*	6,198	99,416
Synaptics, Inc.*	8,295	224,131
Xyratex Ltd.*	7,757	86,723

		2,091,076

Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.*	4,423	25,388
Anixter International, Inc.	6,765	472,806
Benchmark Electronics, Inc.*	15,450	293,086
Brightpoint, Inc.*	17,247	186,957
Checkpoint Systems, Inc.*	9,644	216,797
Cognex Corp.	9,735	275,014
Coherent, Inc.*	6,157	357,783
Comverge, Inc.*	6,227	29,018
CTS Corp.	7,735	83,538
Daktronics, Inc.	8,593	92,375
DDi Corp.	3,210	33,930
DTS, Inc.*	4,270	199,110
Echelon Corp.*	8,514	86,247
Electro Rent Corp.	3,691	63,411
Electro Scientific Industries, Inc.*	6,871	119,281
Fabrinet*	2,392	48,223
FARO Technologies, Inc.*	3,974	158,960
Gerber Scientific, Inc.*	5,721	53,549
Insight Enterprises, Inc.*	11,351	193,308
IPG Photonics Corp.*	6,334	365,345
L-1 Identity Solutions, Inc.*	18,818	221,676
Littelfuse, Inc.	5,352	305,599
Maxwell Technologies, Inc.*	6,892	$119,025
Measurement Specialties, Inc.*	3,594	122,412
Mercury Computer Systems, Inc.*	7,060	149,390
Methode Electronics, Inc.	9,284	112,151
Microvision, Inc.*	22,459	29,646
MTS Systems Corp.	3,762	171,359
Multi-Fineline Electronix, Inc.*	2,234	63,043
Newport Corp.*	9,035	161,094
OSI Systems, Inc.*	3,984	149,520
Park Electrochemical Corp.	5,049	162,830
PC Connection, Inc.*	2,373	21,025
Plexus Corp.*	9,885	346,568
Power-One, Inc.*	17,081	149,459
Pulse Electronics Corp.	9,420	56,991
RadiSys Corp.*	5,511	47,725
Richardson Electronics Ltd.	3,278	43,204
Rofin-Sinar Technologies, Inc.*	6,903	272,669
Rogers Corp.*	3,865	174,157
Sanmina-SCI Corp.*	19,550	219,155
Scansource, Inc.*	6,557	249,100
SMART Modular Technologies (WWH), Inc.*	13,303	103,364
Spectrum Control, Inc.*	3,003	59,099
SYNNEX Corp.*	5,526	180,866
Tessco Technologies, Inc.	1,071	12,316
TTM Technologies, Inc.*	19,512	354,338
Universal Display Corp.*	8,691	478,353
Viasystems Group, Inc.*	936	25,543
X-Rite, Inc.*	8,100	38,475
Zygo Corp.*	4,007	58,582

		8,012,860

Internet Software & Services (1.6%)
Ancestry.com, Inc.*	4,961	175,867
comScore, Inc.*	5,601	165,285
Constant Contact, Inc.*	7,004	244,440
DealerTrack Holdings, Inc.*	9,890	227,074
Demand Media, Inc.*	1,769	41,660
Dice Holdings, Inc.*	3,836	57,962
Digital River, Inc.*	9,702	363,146
EarthLink, Inc.	26,071	204,136
GSI Commerce, Inc.*	16,239	475,315
InfoSpace, Inc.*	8,485	73,480
Internap Network Services Corp.*	13,390	87,972
IntraLinks Holdings, Inc.*	2,867	76,664
j2 Global Communications, Inc.*	11,074	326,794
Keynote Systems, Inc.	2,956	54,834
KIT Digital, Inc.*	6,573	79,139
Knot, Inc.*	7,071	85,206
Limelight Networks, Inc.*	12,970	92,865
Liquidity Services, Inc.*	3,263	58,277
LivePerson, Inc.*	11,156	141,012
Local.com Corp.*	5,393	20,979
LogMeIn, Inc.*	3,702	156,076
LoopNet, Inc.*	4,438	62,798
Marchex, Inc., Class B	4,469	35,171
ModusLink Global Solutions, Inc.	10,283	56,145
Move, Inc.*	36,310	86,781
NIC, Inc.	13,894	173,119
OpenTable, Inc.*	3,855	409,979
Openwave Systems, Inc.*	20,095	43,003
Perficient, Inc.*	5,006	60,122
QuinStreet, Inc.*	2,384	54,188
Rackspace Hosting, Inc.*	23,599	1,011,217
RealNetworks, Inc.*	19,507	72,566
RightNow Technologies, Inc.*	5,332	166,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Saba Software, Inc.*	6,749	$66,208
SAVVIS, Inc.*	9,162	339,819
SPS Commerce, Inc.*	1,154	17,899
Stamps.com, Inc.	2,693	35,952
support.com, Inc.*	10,737	55,725
TechTarget, Inc.*	3,287	29,287
Terremark Worldwide, Inc.*	14,254	270,826
Travelzoo, Inc.*	1,293	86,101
United Online, Inc.	21,577	136,043
ValueClick, Inc.*	19,905	287,826
Vocus, Inc.*	4,231	109,414
Zix Corp.*	15,837	58,280

		6,933,544

IT Services (1.6%)
Acxiom Corp.*	16,733	240,118
CACI International, Inc., Class A*	7,370	451,928
Cardtronics, Inc.*	6,663	135,592
Cass Information Systems, Inc.	1,949	76,576
CIBER, Inc.*	15,664	104,949
Computer Task Group, Inc.*	3,423	45,492
CSG Systems International, Inc.*	8,407	167,636
Echo Global Logistics, Inc.*	2,542	33,376
Euronet Worldwide, Inc.*	12,038	232,694
ExlService Holdings, Inc.*	3,504	74,110
Forrester Research, Inc.	3,620	138,610
Global Cash Access Holdings, Inc.*	14,012	45,819
Hackett Group, Inc.*	6,713	25,778
Heartland Payment Systems, Inc.	9,296	162,959
iGATE Corp.	5,941	111,513
Integral Systems, Inc.*	4,041	49,179
Jack Henry & Associates, Inc.	20,682	700,913
Lionbridge Technologies, Inc.*	13,739	47,125
ManTech International Corp., Class A*	5,426	230,062
MAXIMUS, Inc.	4,285	347,813
MoneyGram International, Inc.*	19,248	66,021
NCI, Inc., Class A*	1,589	38,724
Online Resources Corp.*	6,424	24,283
Sapient Corp.*	25,141	287,864
SRA International, Inc., Class A*	10,487	297,411
Syntel, Inc.	3,210	167,658
TeleTech Holdings, Inc.*	6,899	133,703
Tier Technologies, Inc.*	3,504	19,272
TNS, Inc.*	6,637	103,338
Unisys Corp.*	10,408	324,938
VeriFone Systems, Inc.*	20,798	1,142,850
Virtusa Corp.*	3,120	58,438
Wright Express Corp.*	9,418	488,229

		6,574,971

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Analogic Technologies, Inc.*	9,853	37,244
Advanced Energy Industries, Inc.*	8,979	146,807
Amkor Technology, Inc.*	25,675	173,050
ANADIGICS, Inc.*	17,063	76,442
Applied Micro Circuits Corp.*	16,173	167,876
ATMI, Inc.*	7,810	147,453
Axcelis Technologies, Inc.*	27,488	72,843
AXT, Inc.*	7,058	50,606
Brooks Automation, Inc.*	15,951	219,007
Cabot Microelectronics Corp.*	5,800	303,050
Cavium Networks, Inc.*	11,491	516,291
CEVA, Inc.*	5,580	149,153
Cirrus Logic, Inc.*	16,815	353,619
Cohu, Inc.	5,994	$92,068
Conexant Systems, Inc.*	18,734	44,587
Cymer, Inc.*	7,352	415,976
Diodes, Inc.*	8,310	283,039
DSP Group, Inc.*	5,284	40,687
Energy Conversion Devices, Inc.*	12,424	28,078
Entegris, Inc.*	32,178	282,201
Entropic Communications, Inc.*	15,964	134,896
Evergreen Solar, Inc.*	6,435	8,687
Exar Corp.*	8,253	49,683
FEI Co.*	9,290	313,259
FormFactor, Inc.*	12,547	129,234
FSI International, Inc.*	9,046	39,621
GSI Technology, Inc.*	4,406	40,051
GT Solar International, Inc.*	13,267	141,426
Hittite Microwave Corp.*	6,672	425,473
Inphi Corp.*	1,775	37,293
Integrated Device Technology, Inc.*	37,689	277,768
Integrated Silicon Solution, Inc.*	5,913	54,814
IXYS Corp.*	5,462	73,355
Kopin Corp.*	17,406	79,894
Kulicke & Soffa Industries, Inc.*	17,163	160,474
Lattice Semiconductor Corp.*	28,490	168,091
LTX-Credence Corp.*	12,242	111,769
Mattson Technology, Inc.*	11,851	28,916
Micrel, Inc.	12,546	169,120
Microsemi Corp.*	20,250	419,378
Mindspeed Technologies, Inc.*	8,491	71,834
MIPS Technologies, Inc.*	12,288	128,901
MKS Instruments, Inc.	12,215	406,760
Monolithic Power Systems, Inc.*	8,074	114,570
MoSys, Inc.*	7,247	43,554
Nanometrics, Inc.*	4,651	84,137
Netlogic Microsystems, Inc.*	15,271	641,687
NVE Corp.*	1,092	61,523
OmniVision Technologies, Inc.*	13,581	482,533
PDF Solutions, Inc.*	5,272	35,059
Pericom Semiconductor Corp.*	5,762	59,752
Photronics, Inc.*	13,228	118,655
PLX Technology, Inc.*	8,663	31,620
Power Integrations, Inc.	6,066	232,510
RF Micro Devices, Inc.*	65,450	419,534
Rubicon Technology, Inc.*	4,222	116,865
Rudolph Technologies, Inc.*	8,064	88,220
Semtech Corp.*	15,171	379,578
Sigma Designs, Inc.*	7,846	101,606
Silicon Image, Inc.*	18,852	169,102
Spansion, Inc., Class A*	3,325	62,078
Standard Microsystems Corp.*	5,549	136,838
Supertex, Inc.*	2,251	50,152
Tessera Technologies, Inc.*	12,342	225,365
Trident Microsystems, Inc.*	14,989	17,237
TriQuint Semiconductor, Inc.*	37,794	487,921
Ultra Clean Holdings, Inc.*	4,940	51,080
Ultratech, Inc.*	5,884	172,990
Veeco Instruments, Inc.*	9,892	502,909
Volterra Semiconductor Corp.*	6,142	152,506
Zoran Corp.*	12,733	132,296

		12,242,651

Software (3.4%)
Accelrys, Inc.*	13,905	111,240
ACI Worldwide, Inc.*	8,334	273,355
Actuate Corp.*	10,493	54,564
Advent Software, Inc.*	7,703	220,845
American Software, Inc., Class A	4,715	34,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ariba, Inc.*	21,895	$747,495
Aspen Technology, Inc.*	15,256	228,687
Blackbaud, Inc.	10,982	299,150
Blackboard, Inc.*	8,381	303,727
Bottomline Technologies, Inc.*	8,162	205,193
BroadSoft, Inc.*	2,000	95,380
CDC Corp., Class A*	7,725	19,699
CommVault Systems, Inc.*	10,558	421,053
Concur Technologies, Inc.*	9,791	542,911
Convio, Inc.*	1,607	18,657
Deltek, Inc.*	5,078	38,593
DemandTec, Inc.*	4,413	58,075
Digimarc Corp.*	1,617	46,731
Ebix, Inc.*	7,402	175,057
Epicor Software Corp.*	12,119	134,157
EPIQ Systems, Inc.	8,232	118,212
ePlus, Inc.*	947	25,200
Fair Isaac Corp.	10,198	322,359
FalconStor Software, Inc.*	6,774	30,822
Fortinet, Inc.*	10,739	472,516
Guidance Software, Inc.*	3,428	28,727
Interactive Intelligence, Inc.*	3,402	131,691
JDA Software Group, Inc.*	10,686	323,358
Kenexa Corp.*	5,590	154,228
Lawson Software, Inc.*	33,762	408,520
Magma Design Automation, Inc.*	16,637	113,464
Manhattan Associates, Inc.*	5,595	183,068
Mentor Graphics Corp.*	27,417	401,111
MicroStrategy, Inc., Class A*	2,044	274,877
Monotype Imaging Holdings, Inc.*	5,126	74,327
NetScout Systems, Inc.*	7,482	204,408
NetSuite, Inc.*	4,530	131,732
Opnet Technologies, Inc.	3,302	128,745
Parametric Technology Corp.*	28,233	634,960
Pegasystems, Inc.	3,976	150,849
Progress Software Corp.*	16,331	475,069
PROS Holdings, Inc.*	4,466	65,070
QAD, Inc., Class A*	1,554	16,737
QAD, Inc., Class B*	249	2,565
QLIK Technologies, Inc.*	3,486	90,636
Quest Software, Inc.*	14,564	369,780
Radiant Systems, Inc.*	8,128	143,866
RealD, Inc.*	3,920	107,251
RealPage, Inc.*	3,865	107,177
Renaissance Learning, Inc.	3,271	38,434
Rosetta Stone, Inc.*	2,451	32,378
S1 Corp.*	11,896	79,465
Smith Micro Software, Inc.*	8,028	75,142
SolarWinds, Inc.*	9,158	214,847
Sourcefire, Inc.*	6,766	186,133
SRS Labs, Inc.*	2,823	24,108
SS&C Technologies Holdings, Inc.*	3,400	69,428
SuccessFactors, Inc.*	16,573	647,839
Synchronoss Technologies, Inc.*	5,704	198,214
Take-Two Interactive Software, Inc.*	17,248	265,102
Taleo Corp., Class A*	9,737	347,124
TeleCommunication Systems, Inc., Class A*	12,862	52,991
TeleNav, Inc.*	1,744	20,701
THQ, Inc.*	6,672	30,424
TIBCO Software, Inc.*	40,367	1,100,001
TiVo, Inc.*	28,430	249,047
Tyler Technologies, Inc.*	7,019	166,421
Ultimate Software Group, Inc.*	6,091	357,846
VASCO Data Security International, Inc.*	6,261	$85,964
VirnetX Holding Corp.	8,663	172,480
Wave Systems Corp., Class A*	18,356	57,454
Websense, Inc.*	9,923	227,931

		14,420,165

Total Information Technology		59,785,381

Materials (4.3%)
Chemicals (1.9%)
A. Schulman, Inc.	7,762	191,877
American Vanguard Corp.	4,642	40,293
Arch Chemicals, Inc.	5,525	229,785
Balchem Corp.	6,873	257,875
Calgon Carbon Corp.*	13,778	218,795
Ferro Corp.*	21,045	349,137
Georgia Gulf Corp.*	8,271	306,027
H.B. Fuller Co.	12,013	258,039
Hawkins, Inc.	2,196	90,212
Innophos Holdings, Inc.	5,215	240,464
KMG Chemicals, Inc.	1,476	29,018
Koppers Holdings, Inc.	5,027	214,653
Kraton Performance Polymers, Inc.*	2,793	106,832
Landec Corp.*	5,988	38,922
LSB Industries, Inc.*	4,197	166,369
Minerals Technologies, Inc.	4,585	314,164
NewMarket Corp.	2,307	365,014
NL Industries, Inc.	1,350	20,047
Olin Corp.	19,138	438,643
OM Group, Inc.*	7,567	276,498
Omnova Solutions, Inc.*	11,422	89,891
PolyOne Corp.	22,565	320,649
Quaker Chemical Corp.	2,768	111,191
Rockwood Holdings, Inc.*	12,659	623,076
Senomyx, Inc.*	8,793	53,110
Sensient Technologies Corp.	12,067	432,481
Solutia, Inc.*	29,521	749,833
Spartech Corp.*	7,012	50,837
Stepan Co.	1,911	138,547
STR Holdings, Inc.*	6,994	134,145
TPC Group, Inc.*	1,767	51,013
W.R. Grace & Co.*	17,619	674,631
Westlake Chemical Corp.	4,758	267,400
Zep, Inc.	5,533	96,329
Zoltek Cos., Inc.*	7,049	94,668

		8,040,465

Construction Materials (0.1%)
Headwaters, Inc.*	15,511	91,515
Texas Industries, Inc.	5,115	231,351
United States Lime & Minerals, Inc.*	551	22,321

		345,187

Containers & Packaging (0.4%)
AEP Industries, Inc.*	916	27,223
Boise, Inc.	17,047	156,150
Graham Packaging Co., Inc.*	3,942	68,709
Graphic Packaging Holding Co.*	27,237	147,625
Myers Industries, Inc.	8,908	88,456
Rock-Tenn Co., Class A	9,425	653,624
Silgan Holdings, Inc.	12,204	465,461

		1,607,248

Metals & Mining (1.5%)
A.M. Castle & Co.*	3,771	71,197
Allied Nevada Gold Corp.*	18,202	645,807
AMCOL International Corp.	5,800	208,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Gold Corp.*	15,499	$99,659
Century Aluminum Co.*	15,617	291,726
Coeur d’Alene Mines Corp.*	21,399	744,257
General Moly, Inc.*	17,603	94,704
Globe Specialty Metals, Inc.	14,928	339,761
Golden Star Resources Ltd.*	63,021	187,172
Haynes International, Inc.	3,011	166,960
Hecla Mining Co.*	67,487	612,782
Horsehead Holding Corp.*	10,684	182,162
Jaguar Mining, Inc.*	21,011	109,677
Kaiser Aluminum Corp.	3,715	182,964
Materion Corp.*	4,946	201,797
Metals USA Holdings Corp.*	2,641	43,233
Molycorp, Inc.*	6,254	375,365
Noranda Aluminum Holding Corp.*	3,108	49,883
Olympic Steel, Inc.	2,372	77,825
RTI International Metals, Inc.*	7,357	229,171
Stillwater Mining Co.*	10,812	247,919
Thompson Creek Metals Co., Inc.*	40,080	502,603
U.S. Energy Corp./Wyoming*	5,743	35,951
U.S. Gold Corp.*	24,191	213,607
Universal Stainless & Alloy Products, Inc.*	1,533	51,708
Worthington Industries, Inc.	13,767	288,006

		6,254,580

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	9,552	260,101
Clearwater Paper Corp.*	2,783	226,536
Deltic Timber Corp.	2,617	174,920
KapStone Paper and Packaging Corp.*	9,283	159,389
Louisiana-Pacific Corp.*	30,975	325,238
Neenah Paper, Inc.	3,333	73,226
P.H. Glatfelter Co.	11,197	149,144
Schweitzer-Mauduit International, Inc.	4,483	226,885
Verso Paper Corp.*	3,075	16,451
Wausau Paper Corp.	12,437	95,019

		1,706,909

Total Materials		17,954,389

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
AboveNet, Inc.	5,420	351,541
Alaska Communications Systems Group, Inc.	11,005	117,203
Atlantic Tele-Network, Inc.	2,406	89,479
Cbeyond, Inc.*	7,005	81,748
Cincinnati Bell, Inc.*	50,282	134,756
Cogent Communications Group, Inc.*	11,064	157,883
Consolidated Communications Holdings, Inc.	6,142	115,040
General Communication, Inc., Class A*	10,295	112,627
Global Crossing Ltd.*	7,603	105,834
Globalstar, Inc.*	16,752	21,275
Hughes Communications, Inc.*	2,201	131,334
IDT Corp., Class B	3,597	96,939
Iridium Communications, Inc.*	8,989	71,642
Neutral Tandem, Inc.*	8,228	121,363
PAETEC Holding Corp.*	31,655	105,728
Premiere Global Services, Inc.*	13,667	104,143
Vonage Holdings Corp.*	27,602	125,865

		2,044,400

Wireless Telecommunication Services (0.1%)
FiberTower Corp.*	11,505	$23,125
ICO Global Communications Holdings Ltd.*	23,088	61,645
NTELOS Holdings Corp.	7,151	131,650
Shenandoah Telecommunications Co.	5,958	107,602
USA Mobility, Inc.	5,558	80,535

		404,557

Total Telecommunication Services		2,448,957

Utilities (2.2%)
Electric Utilities (0.9%)
Allete, Inc.	7,570	295,003
Central Vermont Public Service Corp.	3,557	82,843
Cleco Corp.	14,661	502,726
El Paso Electric Co.*	10,809	328,594
Empire District Electric Co.	9,680	210,927
IDACORP, Inc.	11,652	443,941
MGE Energy, Inc.	5,663	229,295
Otter Tail Corp.	8,744	198,751
PNM Resources, Inc.	21,646	322,958
Portland General Electric Co.	18,183	432,210
UIL Holdings Corp.	12,174	371,550
UniSource Energy Corp.	8,748	316,065
Unitil Corp.	2,370	55,837

		3,790,700

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	2,426	100,970
Laclede Group, Inc.	5,428	206,807
New Jersey Resources Corp.	9,971	428,254
Nicor, Inc.	10,897	585,169
Northwest Natural Gas Co.	6,451	297,585
Piedmont Natural Gas Co., Inc.	17,098	518,924
South Jersey Industries, Inc.	7,215	403,824
Southwest Gas Corp.	10,950	426,721
WGL Holdings, Inc.	12,172	474,708

		3,442,962

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	4,323	9,424
Dynegy, Inc.*	25,674	146,085

		155,509

Multi-Utilities (0.3%)
Avista Corp.	13,427	310,567
Black Hills Corp.	9,551	319,385
CH Energy Group, Inc.	3,892	196,702
NorthWestern Corp.	8,867	268,670

		1,095,324

Water Utilities (0.2%)
American States Water Co.	4,635	166,211
Artesian Resources Corp., Class A	1,304	25,415
Cadiz, Inc.*	2,927	35,680
California Water Service Group	4,908	182,430
Connecticut Water Service, Inc.	1,964	51,752
Consolidated Water Co., Ltd.	3,371	36,744
Middlesex Water Co.	3,459	62,919
SJW Corp.	3,384	78,340
York Water Co.	2,953	51,412

		690,903

Total Utilities		9,175,398

Total Common Stocks (73.7%) (Cost $254,555,515)		310,084,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Investment Companies(0.0%)
Kayne Anderson Energy Development Co.	2,277	$44,538
THL Credit, Inc.	2,259	30,881

Total Investment Companies (0.0%) (Cost $63,051)		75,419

	Number of Shares	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Empire Resorts, Inc., expiring 12/31/49* (Cost $—)	5,672	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (30.5%)
BlackRock Liquidity Funds TempFund
0.14% ‡
(Cost $128,147,785)	128,147,785	128,147,785

Total Investments (104.2%) (Cost $382,766,351)		438,307,607
Other Assets Less Liabilities (-4.2%)		(17,567,428)

Net Assets (100%)		$420,740,179

*	Non-income producing.

†	Securities (totaling $14,510 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$91,824,943	$80,753,748	$44,430,906	$128,147,785	$42,522	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	1,307	June-11	$106,327,473	$110,010,190	$3,682,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$39,934,490	$—	$14,510	$39,949,000
Consumer Staples	8,992,343	—	—	8,992,343
Energy	22,215,489	—	—	22,215,489
Financials	62,718,520	—	—	62,718,520
Health Care	38,479,356	—	—	38,479,356
Industrials	48,365,570	—	—	48,365,570
Information Technology	59,785,381	—	—	59,785,381
Materials	17,954,389	—	—	17,954,389
Telecommunication Services	2,448,957	—	—	2,448,957
Utilities	9,175,398	—	—	9,175,398
Futures	3,682,717	—	—	3,682,717
Investment Companies
Investment Companies	75,419	—	—	75,419
Rights
Consumer Discretionary	—	—	—	—
Short-Term Investments	—	128,147,785	—	128,147,785

Total Assets	$313,828,029	$128,147,785	$14,510	$441,990,324

Total Liabilities	$—	$—	$—	$—

Total	$313,828,029	$128,147,785	$14,510	$441,990,324

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials
Balance as of 12/31/10	$18,378	$4,499
Total gains or losses (realized/unrealized) included in earnings	(3,868)	(1,738)
Purchases	—	—
Sales	—	(2,761)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$14,510	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(3,868)	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$61,302,480
Net Proceeds of Sales and Redemptions:
Stocks	$4,828,156

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,840,372
Aggregate gross unrealized depreciation	(6,472,363)

Net unrealized appreciation	$55,368,009

Federal income tax cost of investments	$382,939,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.3%)
AGL Energy Ltd.	10,375	$153,566
Alumina Ltd.	53,171	135,294
Amcor Ltd.	27,719	202,418
AMP Ltd.	47,921	269,149
Asciano Ltd.	66,580	119,829
ASX Ltd.	3,966	141,199
Australia & New Zealand Banking Group Ltd.	57,922	1,426,496
AXA Asia Pacific Holdings Ltd.(b)†‡	21,644	145,749
Bendigo and Adelaide Bank Ltd.	8,512	83,906
BHP Billiton Ltd.	75,939	3,657,172
Billabong International Ltd.	4,704	36,735
BlueScope Steel Ltd.	39,433	80,555
Boral Ltd.	16,857	87,180
Brambles Ltd.	32,463	237,733
Caltex Australia Ltd.	3,130	50,505
CFS Retail Property Trust (REIT)	50,340	95,807
Coca-Cola Amatil Ltd.	12,922	156,915
Cochlear Ltd.	1,313	112,709
Commonwealth Bank of Australia	35,025	1,898,353
Computershare Ltd.	10,269	98,357
Crown Ltd.	10,058	84,788
CSL Ltd.	12,396	458,123
CSR Ltd.	12,743	43,233
Dexus Property Group (REIT)	114,882	101,004
Fairfax Media Ltd.	45,656	60,919
Fortescue Metals Group Ltd.	28,181	186,845
Foster’s Group Ltd.	43,693	258,509
Goodman Fielder Ltd.	30,809	39,197
Goodman Group (REIT)	146,739	103,969
GPT Group (REIT)	39,921	129,658
Harvey Norman Holdings Ltd.	13,255	41,131
Incitec Pivot Ltd.	36,872	165,140
Insurance Australia Group Ltd.	47,066	174,771
Leighton Holdings Ltd.	3,193	97,396
Lend Lease Group	12,444	116,744
MacArthur Coal Ltd.	4,365	52,373
Macquarie Group Ltd.	7,826	296,271
MAp Group	7,778	24,457
Metcash Ltd.	18,371	79,048
Mirvac Group (REIT)	76,514	98,532
National Australia Bank Ltd.	48,341	1,292,539
Newcrest Mining Ltd.	17,307	712,838
OneSteel Ltd.	29,679	74,904
Orica Ltd.	8,195	223,525
Origin Energy Ltd.	24,001	402,669
OZ Minerals Ltd.	74,600	123,074
Paladin Energy Ltd.*	14,694	54,867
Qantas Airways Ltd.*	24,842	56,016
QBE Insurance Group Ltd.	23,789	434,791
QR National Ltd.*	40,068	138,839
Ramsay Health Care Ltd.	2,838	56,038
Rio Tinto Ltd.	9,855	863,901
Santos Ltd.	18,896	303,926
Sonic Healthcare Ltd.	8,768	108,649
SP AusNet	26,850	24,440
Stockland Corp., Ltd. (REIT)	53,935	206,972
Suncorp Group Ltd.	28,997	254,341
TABCORP Holdings Ltd.	15,513	120,184
Tatts Group Ltd.	31,631	76,559
Telstra Corp., Ltd.	98,544	287,440
Toll Holdings Ltd.	14,391	88,270
Transurban Group	29,367	$163,118
Wesfarmers Ltd.	22,734	747,304
Wesfarmers Ltd. (PPS)	3,456	115,070
Westfield Group (REIT)	49,592	479,100
Westfield Retail Trust (REIT)	65,347	177,090
Westpac Banking Corp.	67,608	1,701,405
Woodside Petroleum Ltd.	14,116	683,321
Woolworths Ltd.	27,422	762,423
WorleyParsons Ltd.	4,346	139,264

		22,674,612

Austria (0.2%)
Erste Group Bank AG	4,279	215,916
Immofinanz AG*	21,711	98,029
OMV AG	3,458	156,283
Raiffeisen Bank International AG	1,027	56,996
Telekom Austria AG	7,584	110,920
Verbund AG	1,640	72,864
Vienna Insurance Group AG	860	49,117
Voestalpine AG	2,489	116,863

		876,988

Belgium (0.7%)
Ageas	50,579	143,720
Anheuser-Busch InBev N.V.	16,332	930,342
Bekaert S.A.	866	98,785
Belgacom S.A.	3,445	133,456
Cie Nationale a Portefeuille	674	46,398
Colruyt S.A.	1,618	85,209
Delhaize Group S.A.	2,295	186,855
Dexia S.A.*	13,577	52,875
Groupe Bruxelles Lambert S.A.	1,826	170,511
KBC Groep N.V.*	3,741	140,682
Mobistar S.A.	671	46,520
Solvay S.A.	1,368	162,058
UCB S.A.	2,286	86,808
Umicore S.A.	2,673	132,567

		2,416,786

Bermuda (0.1%)
Seadrill Ltd.	6,270	226,753

China (0.0%)
Foxconn International Holdings Ltd.*	43,404	26,059
Yangzijiang Shipbuilding Holdings Ltd.	40,327	57,907

		83,966

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	18,145	65,831

Denmark (0.8%)
A. P. Moller - Maersk A/S, Class A	12	110,279
A. P. Moller - Maersk A/S, Class B	31	291,605
Carlsberg A/S, Class B	2,421	260,681
Coloplast A/S, Class B	506	73,286
Danske Bank A/S*	13,701	303,384
DSV A/S	4,805	118,636
Novo Nordisk A/S, Class B	9,467	1,189,403
Novozymes A/S, Class B	1,049	160,604
Pandora A/S*	1,231	62,823
Tryg A/S	633	37,225
Vestas Wind Systems A/S*	4,650	201,690
William Demant Holding A/S*	523	45,290

		2,854,906

Finland (0.8%)
Elisa Oyj	2,875	63,276
Fortum Oyj*	10,049	341,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko Oyj, Class B*	1,466	$68,561
Kone Oyj, Class B	3,524	202,765
Metso Oyj	2,893	155,552
Neste Oil Oyj	2,724	56,170
Nokia Oyj	84,699	724,414
Nokian Renkaat Oyj	2,383	101,417
Orion Oyj, Class B*	1,963	47,627
Outokumpu Oyj	3,141	54,396
Pohjola Bank plc, Class A	3,381	46,095
Rautaruukki Oyj	1,860	44,601
Sampo Oyj, Class A	9,504	303,189
Sanoma Oyj	1,832	41,463
Stora Enso Oyj, Class R	13,499	160,794
UPM-Kymmene Oyj*	11,767	248,809
Wartsila Oyj	3,684	143,838

		2,804,192

France (6.9%)
Accor S.A.	3,380	151,871
Aeroports de Paris S.A.	716	65,957
Air France-KLM*	2,970	49,457
Air Liquide S.A.	6,405	851,075
Alcatel-Lucent*	52,458	301,165
Alstom S.A.	4,660	275,558
Atos Origin S.A.*	1,116	65,439
AXA S.A.‡	38,843	811,687
bioMerieux S.A.	229	24,019
BNP Paribas S.A.	21,675	1,585,346
Bouygues S.A.	5,231	251,202
Bureau Veritas S.A.	1,113	87,416
Cap Gemini S.A.	3,349	194,523
Carrefour S.A.	13,552	599,992
Casino Guichard Perrachon S.A.	1,250	118,319
Christian Dior S.A.	1,440	202,710
Cie de Saint-Gobain S.A.	9,005	551,377
Cie Generale de Geophysique-Veritas*	3,167	114,204
Cie Generale des Etablissements Michelin, Class B	3,994	337,354
Cie Generale d’Optique Essilor International S.A.	4,575	339,745
CNP Assurances S.A.	3,169	67,277
Credit Agricole S.A.	21,733	356,664
Danone S.A.	13,188	861,517
Dassault Systemes S.A.	1,391	106,905
Edenred*	3,483	105,114
EDF S.A.	5,857	242,542
Eiffage S.A.	881	52,926
Eramet S.A.	120	44,353
Eurazeo S.A.	614	48,016
Eutelsat Communications S.A.	2,173	86,798
Fonciere des Regions (REIT)	581	61,911
France Telecom S.A.	41,931	939,503
GDF Suez S.A.	27,981	1,140,072
Gecina S.A. (REIT)	398	54,893
Groupe Eurotunnel S.A. (Registered)	12,237	130,189
ICADE (REIT)	555	68,492
Iliad S.A.	371	44,481
Imerys S.A.	894	65,541
J.C. Decaux S.A.*	1,472	49,399
Klepierre S.A. (REIT)	2,134	86,616
Lafarge S.A.	4,537	283,009
Lagardere S.C.A.	2,673	114,119
Legrand S.A.	3,586	149,184
L’Oreal S.A.	5,421	631,513
LVMH Moet Hennessy Louis Vuitton S.A.	5,540	876,989
Metropole Television S.A.	1,542	$40,297
Natixis S.A.*	20,166	114,060
Neopost S.A.	712	62,369
PagesJaunes Groupe S.A.	3,374	33,792
Pernod-Ricard S.A.	4,483	418,683
Peugeot S.A.*	3,549	140,226
PPR S.A.	1,719	263,471
Publicis Groupe S.A.	2,832	158,835
Renault S.A.*	4,350	240,490
Safran S.A.	3,643	128,762
Sanofi-Aventis S.A.	23,716	1,662,870
Schneider Electric S.A.	5,497	939,516
SCOR SE	3,854	104,950
Societe BIC S.A.	551	48,977
Societe Generale S.A.	14,348	932,313
Societe Television Francaise 1 S.A.	2,746	50,416
Sodexo S.A.	2,165	158,106
Suez Environnement Co. S.A.	6,100	126,216
Technip S.A.	2,227	237,497
Thales S.A.	2,115	84,361
Total S.A.	47,793	2,909,438
Unibail-Rodamco S.A. (REIT)	2,075	449,485
Vallourec S.A.	2,505	281,025
Veolia Environnement S.A.	7,878	244,954
Vinci S.A.	9,988	624,164
Vivendi S.A.	27,965	798,585

		24,900,297

Germany (6.1%)
Adidas AG	4,734	298,250
Allianz SE (Registered)	10,264	1,440,504
Axel Springer AG	323	52,207
BASF SE	20,770	1,796,433
Bayer AG (Registered)	18,700	1,448,050
Bayerische Motoren Werke (BMW) AG	7,489	623,538
Bayerische Motoren Werke (BMW) AG (Preference)	1,227	69,565
Beiersdorf AG	2,366	144,401
Brenntag AG*	759	84,288
Celesio AG	1,708	41,949
Commerzbank AG*	19,123	149,029
Continental AG*	1,082	97,632
Daimler AG (Registered)*	20,407	1,441,702
Deutsche Bank AG (Registered)	21,020	1,235,819
Deutsche Boerse AG	4,412	334,831
Deutsche Lufthansa AG (Registered)*	5,229	110,825
Deutsche Post AG (Registered)	19,147	345,159
Deutsche Telekom AG (Registered)	64,111	987,628
E.ON AG	40,726	1,243,799
Fraport AG	798	58,480
Fresenius Medical Care AG & Co. KGaA	4,383	294,367
Fresenius SE & Co. KGaA	2,467	228,199
GEA Group AG	3,747	123,410
Hannover Rueckversicherung AG (Registered)	1,288	70,322
HeidelbergCement AG	3,183	222,322
Henkel AG & Co. KGaA	2,945	153,862
Henkel AG & Co. KGaA (Preference)	4,032	249,765
Hochtief AG	1,002	107,781
Infineon Technologies AG	24,592	252,153
K+S AG	3,248	245,205
Kabel Deutschland Holding AG*	1,142	60,530
Lanxess AG	1,901	142,194
Linde AG	3,824	603,989
MAN SE	2,392	298,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Merck KGaA	1,463	$132,032
Metro AG	2,934	200,481
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	4,263	670,609
Porsche Automobil Holding SE (Preference)	1,981	129,733
ProSiebenSat.1 Media AG (Preference)	1,599	46,806
Puma AG Rudolf Dassler Sport	121	35,488
RWE AG	9,471	603,265
RWE AG (Preference)	895	54,351
Salzgitter AG	894	70,571
SAP AG	19,418	1,188,829
Siemens AG (Registered)	18,605	2,549,953
Suedzucker AG	1,549	43,202
ThyssenKrupp AG	7,566	309,131
TUI AG*	3,075	36,750
United Internet AG (Registered)	2,828	50,900
Volkswagen AG	668	102,526
Volkswagen AG (Preference)	3,848	624,140
Wacker Chemie AG	342	76,919

		21,982,189

Greece (0.2%)
Alpha Bank AE*	10,851	69,970
Coca Cola Hellenic Bottling Co. S.A.	4,147	111,371
EFG Eurobank Ergasias S.A.*	6,850	42,714
Hellenic Telecommunications Organization S.A.	5,931	66,235
National Bank of Greece S.A.*	21,638	192,272
OPAP S.A.	5,245	112,316
Public Power Corp. S.A.	2,654	46,113

		640,991

Hong Kong (1.9%)
AIA Group Ltd.*	177,012	545,016
ASM Pacific Technology Ltd.	4,600	57,747
Bank of East Asia Ltd.	34,800	147,861
BOC Hong Kong Holdings Ltd.	83,500	272,123
Cathay Pacific Airways Ltd.	25,000	59,908
Cheung Kong Holdings Ltd.	31,000	505,338
Cheung Kong Infrastructure Holdings Ltd.	10,000	47,245
CLP Holdings Ltd.	43,500	351,756
Esprit Holdings Ltd.	25,181	115,569
Hang Lung Group Ltd.	18,000	111,422
Hang Lung Properties Ltd.	56,000	245,136
Hang Seng Bank Ltd.	17,300	279,343
Henderson Land Development Co., Ltd.	25,000	173,233
Hong Kong & China Gas Co., Ltd.	97,200	233,174
Hong Kong Exchanges and Clearing Ltd.	23,200	504,053
Hopewell Holdings Ltd.	12,500	37,523
Hutchison Whampoa Ltd.	48,000	568,332
Hysan Development Co., Ltd.	14,000	57,594
Kerry Properties Ltd.	16,000	80,015
Li & Fung Ltd.	64,000	327,876
Lifestyle International Holdings Ltd.	15,164	36,299
Link REIT	50,000	156,520
MTR Corp.	32,000	118,480
New World Development Ltd.	58,000	102,451
Noble Group Ltd.	86,454	146,776
NWS Holdings Ltd.	30,000	45,896
Orient Overseas International Ltd.	5,000	52,484
PCCW Ltd.	91,000	37,904
Power Assets Holdings Ltd.	31,500	210,579
Shangri-La Asia Ltd.	30,000	77,521
Sino Land Co., Ltd.	62,000	$110,154
SJM Holdings Ltd.	39,000	68,288
Sun Hung Kai Properties Ltd.	31,000	490,991
Swire Pacific Ltd., Class A	17,500	256,475
Wharf Holdings Ltd.	33,900	233,814
Wheelock & Co., Ltd.	21,000	78,832
Wing Hang Bank Ltd.	4,500	52,992
Yue Yuen Industrial Holdings Ltd.	16,500	52,500

		7,049,220

Ireland (0.5%)
Bank of Ireland*	76,607	23,885
CRH plc	16,042	367,848
Elan Corp. plc*	10,791	74,248
Experian plc	22,843	282,897
James Hardie Industries SE (CDI)*	9,868	62,263
Kerry Group plc, Class A	3,313	123,342
Ryanair Holdings plc (ADR)	1,300	36,140
Shire plc	12,718	369,484
WPP plc	28,541	351,861

		1,691,968

Israel (0.5%)
Bank Hapoalim B.M.*	22,464	116,830
Bank Leumi Le-Israel B.M.	27,538	141,003
Bezeq Israeli Telecommunication Corp., Ltd.	39,502	117,135
Cellcom Israel Ltd.	1,192	39,114
Delek Group Ltd.	80	21,654
Elbit Systems Ltd.	623	34,692
Israel Chemicals Ltd.	10,039	165,285
Israel Corp., Ltd.*	51	61,108
Israel Discount Bank Ltd., Class A*	19,374	40,855
Makhteshim-Agan Industries Ltd.*	5,294	28,005
Mizrahi Tefahot Bank Ltd.	2,587	29,213
NICE Systems Ltd.*	1,454	53,686
Partner Communications Co., Ltd.	1,972	37,488
Teva Pharmaceutical Industries Ltd.	21,169	1,062,024

		1,948,092

Italy (2.0%)
A2A S.p.A.	25,176	40,782
Assicurazioni Generali S.p.A.	26,411	571,925
Atlantia S.p.A.	6,795	155,715
Autogrill S.p.A.*	2,340	32,947
Banca Carige S.p.A.	11,826	28,006
Banca Monte dei Paschi di Siena S.p.A.*	49,262	61,471
Banco Popolare S.c.a.r.l.	35,997	107,335
Enel Green Power S.p.A.*	39,645	110,010
Enel S.p.A.	148,864	938,395
ENI S.p.A.	58,874	1,445,950
Exor S.p.A.	1,585	48,766
Fiat Industrial S.p.A.*	17,302	248,392
Fiat S.p.A.	17,311	156,767
Finmeccanica S.p.A.	9,166	115,352
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	22,535	59,562
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	174,209	515,504
Luxottica Group S.p.A.	2,706	88,357
Mediaset S.p.A.	16,300	103,582
Mediobanca S.p.A.	10,839	110,907
Parmalat S.p.A.	39,242	131,471
Pirelli & C. S.p.A.	5,059	44,452
Prysmian S.p.A.	4,774	102,433
Saipem S.p.A.	5,990	318,423
Snam Rete Gas S.p.A.	32,332	181,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Telecom Italia S.p.A.	212,342	$326,510
Telecom Italia S.p.A. (RNC)	136,403	183,452
Terna Rete Elettrica Nazionale S.p.A.	28,546	136,658
UniCredit S.p.A.	305,126	754,148
Unione di Banche Italiane S.c.p.A.	13,370	114,256

		7,233,254

Japan (14.5%)
77 Bank Ltd.	8,000	40,202
ABC-Mart, Inc.	600	21,820
Advantest Corp.	3,800	68,435
Aeon Co., Ltd.	13,600	157,615
Aeon Credit Service Co., Ltd.	1,800	24,778
Aeon Mall Co., Ltd.	1,700	36,502
Air Water, Inc.	3,000	36,535
Aisin Seiki Co., Ltd.	4,400	152,767
Ajinomoto Co., Inc.	15,000	156,348
Alfresa Holdings Corp.	800	30,729
All Nippon Airways Co., Ltd.	18,000	53,667
Amada Co., Ltd.	9,000	75,090
Aozora Bank Ltd.	11,000	24,862
Asahi Breweries Ltd.	8,800	146,314
Asahi Glass Co., Ltd.	22,000	276,653
Asahi Kasei Corp.	29,000	195,588
Asics Corp.	3,000	40,106
Astellas Pharma, Inc.	10,100	373,984
Bank of Kyoto Ltd.	7,000	61,938
Bank of Yokohama Ltd.	29,000	137,713
Benesse Holdings, Inc.	1,700	69,590
Bridgestone Corp.	14,700	308,032
Brother Industries Ltd.	5,100	74,924
Canon Marketing Japan, Inc.	1,400	17,386
Canon, Inc.	25,600	1,114,114
Casio Computer Co., Ltd.	5,100	40,344
Central Japan Railway Co.	34	269,368
Chiba Bank Ltd.	18,000	100,842
Chiyoda Corp.	3,000	27,483
Chubu Electric Power Co., Inc.	14,700	326,942
Chugai Pharmaceutical Co., Ltd.	5,300	91,243
Chugoku Bank Ltd.	4,000	45,396
Chugoku Electric Power Co., Inc.	6,900	127,581
Chuo Mitsui Trust Holdings, Inc.	69,680	247,122
Citizen Holdings Co., Ltd.	5,900	33,976
Coca-Cola West Co., Ltd.	1,200	22,866
Cosmo Oil Co., Ltd.	14,000	43,592
Credit Saison Co., Ltd.	3,200	51,474
Dai Nippon Printing Co., Ltd.	13,000	158,319
Daicel Chemical Industries Ltd.	6,000	37,004
Daido Steel Co., Ltd.	7,000	39,805
Daihatsu Motor Co., Ltd.	4,000	58,283
Dai-ichi Life Insurance Co., Ltd.	181	273,088
Daiichi Sankyo Co., Ltd.	15,200	293,474
Daikin Industries Ltd.	5,300	158,720
Dainippon Sumitomo Pharma Co., Ltd.	3,900	36,337
Daito Trust Construction Co., Ltd.	1,600	110,219
Daiwa House Industry Co., Ltd.	10,000	122,866
Daiwa Securities Group, Inc.	38,000	174,513
DeNA Co., Ltd.	2,000	72,253
Denki Kagaku Kogyo KK	11,000	54,220
Denso Corp.	11,000	364,992
Dentsu, Inc.	3,781	97,593
Dowa Holdings Co., Ltd.	5,000	31,137
East Japan Railway Co.	7,709	428,638
Eisai Co., Ltd.	5,700	204,482
Electric Power Development Co., Ltd.	2,500	77,002
Elpida Memory, Inc.*	4,500	57,941
FamilyMart Co., Ltd.	1,600	$60,111
FANUC Corp.	4,300	650,842
Fast Retailing Co., Ltd.	1,200	150,180
Fuji Electric Holdings Co., Ltd.	13,000	41,104
Fuji Heavy Industries Ltd.	14,000	90,214
Fuji Media Holdings, Inc.	12	16,793
Fujifilm Holdings Corp.	10,500	325,174
Fujitsu Ltd.	42,000	237,317
Fukuoka Financial Group, Inc.	17,000	70,714
Furukawa Electric Co., Ltd.	14,000	56,552
Gree, Inc.	2,200	36,896
GS Yuasa Corp.	8,000	53,186
Gunma Bank Ltd.	10,000	53,018
Hachijuni Bank Ltd.	10,000	57,586
Hakuhodo DY Holdings, Inc.	470	24,805
Hamamatsu Photonics KK	1,500	59,419
Hankyu Hanshin Holdings, Inc.	25,000	115,412
Hino Motors Ltd.	5,000	24,465
Hirose Electric Co., Ltd.	700	75,403
Hiroshima Bank Ltd.	13,000	56,420
Hisamitsu Pharmaceutical Co., Inc.	1,500	60,501
Hitachi Chemical Co., Ltd.	2,300	46,758
Hitachi Construction Machinery Co., Ltd.	2,200	55,093
Hitachi High-Technologies Corp.	1,800	35,900
Hitachi Ltd.	102,000	530,969
Hitachi Metals Ltd.	4,000	50,397
Hokkaido Electric Power Co., Inc.	4,000	77,567
Hokuhoku Financial Group, Inc.	30,000	58,428
Hokuriku Electric Power Co.	4,000	90,599
Honda Motor Co., Ltd.	36,900	1,386,301
Hoya Corp.	9,800	223,616
Ibiden Co., Ltd.	2,800	88,430
Idemitsu Kosan Co., Ltd.	500	58,548
IHI Corp.	31,000	75,655
INPEX Corp.	50	379,298
Isetan Mitsukoshi Holdings Ltd.	8,900	80,141
Isuzu Motors Ltd.	26,000	102,837
Ito En Ltd.	1,200	20,904
ITOCHU Corp.	34,100	357,070
ITOCHU Techno-Solutions Corp.	600	19,425
Iyo Bank Ltd.	5,000	41,657
J. Front Retailing Co., Ltd.	11,000	45,756
Japan Petroleum Exploration Co.	600	30,007
Japan Prime Realty Investment Corp. (REIT)	17	45,903
Japan Real Estate Investment Corp. (REIT)	11	104,076
Japan Retail Fund Investment Corp. (REIT)	39	61,046
Japan Steel Works Ltd.	7,000	54,785
Japan Tobacco, Inc.	102	368,490
JFE Holdings, Inc.	10,400	304,323
JGC Corp.	4,000	93,628
Joyo Bank Ltd.	14,000	55,037
JS Group Corp.	5,700	148,016
JSR Corp.	4,200	84,273
JTEKT Corp.	4,800	62,438
Jupiter Telecommunications Co., Ltd.	59	57,950
JX Holdings, Inc.	50,790	341,938
Kajima Corp.	21,000	58,824
Kamigumi Co., Ltd.	7,000	59,834
Kaneka Corp.	8,000	55,686
Kansai Electric Power Co., Inc.	17,000	370,125
Kansai Paint Co., Ltd.	5,000	43,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	12,200	$304,340
Kawasaki Heavy Industries Ltd.	33,000	145,203
Kawasaki Kisen Kaisha Ltd.	17,000	62,743
KDDI Corp.	66	408,632
Keikyu Corp.	10,000	72,013
Keio Corp.	13,000	77,675
Keisei Electric Railway Co., Ltd.	6,000	34,407
Keyence Corp.	900	230,356
Kikkoman Corp.	5,000	47,127
Kinden Corp.	3,000	27,302
Kintetsu Corp.	37,000	118,767
Kirin Holdings Co., Ltd.	19,000	249,663
Kobe Steel Ltd.	57,000	148,016
Koito Manufacturing Co., Ltd.	2,000	32,051
Komatsu Ltd.	21,500	730,194
Konami Corp.	2,300	42,582
Konica Minolta Holdings, Inc.	11,500	96,363
Kubota Corp.	26,000	245,059
Kuraray Co., Ltd.	7,800	100,524
Kurita Water Industries Ltd.	2,700	79,818
Kyocera Corp.	3,700	374,982
Kyowa Hakko Kirin Co., Ltd.	6,000	56,264
Kyushu Electric Power Co., Inc.	8,600	168,009
Lawson, Inc.	1,300	62,671
Mabuchi Motor Co., Ltd.	500	23,804
Makita Corp.	2,600	120,967
Marubeni Corp.	37,000	266,446
Marui Group Co., Ltd.	5,000	32,279
Maruichi Steel Tube Ltd.	1,000	24,705
Matsui Securities Co., Ltd.	3,000	16,302
Mazda Motor Corp.	32,500	71,502
McDonald’s Holdings Co. Japan Ltd.	1,576	38,045
Medipal Holdings Corp.	2,800	24,775
MEIJI Holdings Co., Ltd.	1,511	60,763
Minebea Co., Ltd.	8,000	44,145
Miraca Holdings, Inc.	1,200	45,949
Mitsubishi Chemical Holdings Corp.	29,000	182,340
Mitsubishi Corp.	30,700	852,204
Mitsubishi Electric Corp.	44,000	519,452
Mitsubishi Estate Co., Ltd.	26,000	439,793
Mitsubishi Gas Chemical Co., Inc.	10,000	71,772
Mitsubishi Heavy Industries Ltd.	68,000	312,287
Mitsubishi Logistics Corp.	3,000	33,542
Mitsubishi Materials Corp.	25,000	84,756
Mitsubishi Motors Corp.*	85,000	104,232
Mitsubishi Tanabe Pharma Corp.	5,300	86,018
Mitsubishi UFJ Financial Group, Inc.	288,000	1,329,550
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,340	53,726
Mitsui & Co., Ltd.	39,300	704,452
Mitsui Chemicals, Inc.	20,000	70,690
Mitsui Engineering & Shipbuilding Co., Ltd.	17,000	40,671
Mitsui Fudosan Co., Ltd.	18,000	297,115
Mitsui Mining & Smelting Co., Ltd.	14,000	48,642
Mitsui O.S.K. Lines Ltd.	26,000	149,723
Mitsumi Electric Co., Ltd.	1,500	19,963
Mizuho Financial Group, Inc.	462,935	768,034
Mizuho Securities Co., Ltd.	15,000	39,853
Mizuho Trust & Banking Co., Ltd.	40,000	36,066
MS&AD Insurance Group Holdings, Inc.	12,180	277,337
Murata Manufacturing Co., Ltd.	4,600	331,258
Nabtesco Corp.	2,100	52,816
Namco Bandai Holdings, Inc.	4,100	44,707
NEC Corp.*	59,000	$128,384
NGK Insulators Ltd.	5,000	89,384
NGK Spark Plug Co., Ltd.	4,000	54,629
NHK Spring Co., Ltd.	3,000	29,719
Nidec Corp.	2,500	216,398
Nikon Corp.	7,300	150,511
Nintendo Co., Ltd.	2,200	594,302
Nippon Building Fund, Inc. (REIT)	12	116,855
Nippon Electric Glass Co., Ltd.	8,000	113,296
Nippon Express Co., Ltd.	18,000	69,031
Nippon Meat Packers, Inc.	4,000	50,445
Nippon Paper Group, Inc.	2,430	51,767
Nippon Sheet Glass Co., Ltd.	20,000	57,706
Nippon Steel Corp.	115,000	367,757
Nippon Telegraph & Telephone Corp.	10,824	486,026
Nippon Yusen KK	35,000	136,752
Nishi-Nippon City Bank Ltd.	14,000	40,226
Nissan Chemical Industries Ltd.	2,900	29,983
Nissan Motor Co., Ltd.	56,200	498,625
Nisshin Seifun Group, Inc.	4,000	46,117
Nisshin Steel Co., Ltd.	14,000	30,127
Nisshinbo Holdings, Inc.	3,000	29,106
Nissin Foods Holdings Co., Ltd.	1,600	56,398
Nitori Holdings Co., Ltd.	800	70,305
Nitto Denko Corp.	3,700	196,165
NKSJ Holdings, Inc.	31,700	206,938
NOK Corp.	2,300	40,757
Nomura Holdings, Inc.	79,900	417,847
Nomura Real Estate Holdings, Inc.	2,400	36,384
Nomura Real Estate Office Fund, Inc. (REIT)	7	47,379
Nomura Research Institute Ltd.	2,100	46,352
NSK Ltd.	11,000	94,818
NTN Corp.	11,000	52,765
NTT Data Corp.	31	95,817
NTT DoCoMo, Inc.	347	609,899
NTT Urban Development Corp.	27	22,624
Obayashi Corp.	14,000	62,275
Obic Co., Ltd.	140	26,559
Odakyu Electric Railway Co., Ltd.	15,000	126,413
OJI Paper Co., Ltd.	21,000	99,723
Olympus Corp.	4,900	136,314
Omron Corp.	4,600	129,296
Ono Pharmaceutical Co., Ltd.	1,900	93,424
Oracle Corp. Japan	800	33,325
Oriental Land Co., Ltd.	1,100	87,413
ORIX Corp.	2,370	221,956
Osaka Gas Co., Ltd.	44,000	175,619
Otsuka Corp.	300	19,296
Otsuka Holdings Co., Ltd.	5,900	145,762
Panasonic Corp.	49,900	634,698
Rakuten, Inc.	166	149,276
Resona Holdings, Inc.	41,605	198,071
Ricoh Co., Ltd.	15,000	176,004
Rinnai Corp.	900	59,726
Rohm Co., Ltd.	2,300	144,061
Sankyo Co., Ltd.	1,200	61,529
Santen Pharmaceutical Co., Ltd.	1,700	67,751
Sapporo Hokuyo Holdings, Inc.	7,575	36,427
Sapporo Holdings Ltd.	5,000	18,634
SBI Holdings, Inc.	418	52,614
Secom Co., Ltd.	4,800	223,034
Sega Sammy Holdings, Inc.	4,600	79,966
Seiko Epson Corp.	2,800	44,838
Sekisui Chemical Co., Ltd.	11,000	86,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sekisui House Ltd.	13,000	$121,904
Senshu Ikeda Holdings, Inc.	14,145	19,216
Seven & I Holdings Co., Ltd.	17,000	433,686
Seven Bank Ltd.	13	26,178
Sharp Corp.	23,000	228,120
Shikoku Electric Power Co., Inc.	3,800	103,383
Shimadzu Corp.	7,000	62,190
Shimamura Co., Ltd.	500	44,061
Shimano, Inc.	1,500	74,928
Shimizu Corp.	15,000	66,723
Shin-Etsu Chemical Co., Ltd.	9,300	462,317
Shinko Electric Industries Co., Ltd.	1,700	17,413
Shinsei Bank Ltd.	31,000	36,523
Shionogi & Co., Ltd.	7,000	119,416
Shiseido Co., Ltd.	7,700	133,301
Shizuoka Bank Ltd.	13,000	107,526
Showa Denko KK	30,000	60,231
Showa Shell Sekiyu KK	4,500	46,958
SMC Corp.	1,200	197,499
Softbank Corp.	18,400	734,407
Sojitz Corp.	30,300	60,469
Sony Corp.	22,700	727,011
Sony Financial Holdings, Inc.	4,000	79,346
Square Enix Holdings Co., Ltd.	1,200	20,832
Stanley Electric Co., Ltd.	3,400	56,203
Sumco Corp.*	2,600	52,419
Sumitomo Chemical Co., Ltd.	36,000	179,610
Sumitomo Corp.	25,500	364,505
Sumitomo Electric Industries Ltd.	17,100	236,621
Sumitomo Heavy Industries Ltd.	12,000	78,336
Sumitomo Metal Industries Ltd.	76,000	169,945
Sumitomo Metal Mining Co., Ltd.	11,000	189,240
Sumitomo Mitsui Financial Group, Inc.	30,397	945,019
Sumitomo Realty & Development Co., Ltd.	8,000	160,038
Sumitomo Rubber Industries Ltd.	3,900	39,853
Suruga Bank Ltd.	6,000	53,234
Suzuken Co., Ltd.	1,700	44,840
Suzuki Motor Corp.	7,600	169,853
Sysmex Corp.	1,400	49,517
T&D Holdings, Inc.	6,150	151,569
Taisei Corp.	24,000	59,149
Taisho Pharmaceutical Co., Ltd.	3,000	64,919
Taiyo Nippon Sanso Corp.	6,000	49,988
Takashimaya Co., Ltd.	6,000	38,302
Takeda Pharmaceutical Co., Ltd.	17,000	792,979
TDK Corp.	2,800	165,448
Teijin Ltd.	23,000	102,861
Terumo Corp.	3,800	200,325
THK Co., Ltd.	2,800	70,421
Tobu Railway Co., Ltd.	23,000	94,013
Toho Co., Ltd.	2,700	38,724
Toho Gas Co., Ltd.	9,000	46,417
Tohoku Electric Power Co., Inc.	9,700	163,843
Tokio Marine Holdings, Inc.	16,400	438,490
Tokuyama Corp.	9,000	48,040
Tokyo Electric Power Co., Inc.	32,700	183,195
Tokyo Electron Ltd.	3,900	214,974
Tokyo Gas Co., Ltd.	58,000	264,968
Tokyo Steel Manufacturing Co., Ltd.	1,900	22,180
Tokyo Tatemono Co., Ltd.	9,000	33,650
Tokyu Corp.	26,000	107,838
Tokyu Land Corp.	10,000	43,520
TonenGeneral Sekiyu KK	6,000	74,080
Toppan Printing Co., Ltd.	14,000	110,411
Toray Industries, Inc.	33,000	$240,022
Toshiba Corp.	91,000	445,263
Tosoh Corp.	14,000	50,325
TOTO Ltd.	6,000	48,257
Toyo Seikan Kaisha Ltd.	3,400	55,754
Toyo Suisan Kaisha Ltd.	2,000	43,424
Toyoda Gosei Co., Ltd.	1,500	31,252
Toyota Boshoku Corp.	1,300	18,708
Toyota Industries Corp.	4,200	127,040
Toyota Motor Corp.	62,400	2,513,104
Toyota Tsusho Corp.	5,100	84,121
Trend Micro, Inc.	2,100	55,921
Tsumura & Co.	1,300	40,791
Ube Industries Ltd.	23,000	73,275
Unicharm Corp.	2,700	98,191
UNY Co., Ltd.	4,300	39,909
Ushio, Inc.	2,300	44,988
USS Co., Ltd.	440	34,225
West Japan Railway Co.	38	146,646
Yahoo! Japan Corp.	329	117,709
Yakult Honsha Co., Ltd.	2,200	56,230
Yamada Denki Co., Ltd.	1,800	121,399
Yamaguchi Financial Group, Inc.	6,000	55,542
Yamaha Corp.	3,400	38,545
Yamaha Motor Co., Ltd.*	6,100	106,482
Yamato Holdings Co., Ltd.	8,700	134,924
Yamato Kogyo Co., Ltd.	900	29,971
Yamazaki Baking Co., Ltd.	3,000	34,948
Yaskawa Electric Corp.	5,000	59,269
Yokogawa Electric Corp.*	5,100	38,872

		52,261,399

Luxembourg (0.4%)
ArcelorMittal S.A.	19,417	702,391
Millicom International Cellular S.A. (SDR)	1,722	164,782
SES S.A.	6,784	174,740
Tenaris S.A.	10,686	262,449

		1,304,362

Macau (0.1%)
Sands China Ltd.*	52,800	117,838
Wynn Macau Ltd.	37,200	103,778

		221,616

Mauritius (0.0%)
Essar Energy plc*	6,792	51,548

Mexico (0.0%)
Fresnillo plc	3,920	97,031

Netherlands (3.4%)
Aegon N.V.*	38,887	291,205
Akzo Nobel N.V.	5,241	360,088
ASML Holding N.V.*	9,756	429,995
Corio N.V. (REIT)	1,289	90,170
Delta Lloyd N.V.	1,745	46,443
European Aeronautic Defence and Space Co. N.V.*	9,236	268,853
Fugro N.V. (CVA)	1,495	131,742
Heineken Holding N.V.	2,609	125,418
Heineken N.V.	5,865	320,465
ING Groep N.V. (CVA)*	86,628	1,096,452
Koninklijke (Royal) KPN N.V.	35,570	605,926
Koninklijke Ahold N.V.	26,964	361,804
Koninklijke Boskalis Westminster N.V.	1,670	88,314
Koninklijke DSM N.V.	3,490	214,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Philips Electronics N.V.*	22,302	$712,882
Koninklijke Vopak N.V.	1,667	80,206
QIAGEN N.V.*	5,294	105,750
Randstad Holding N.V.*	2,410	134,227
Reed Elsevier N.V.	15,564	200,280
Royal Dutch Shell plc, Class A	80,175	2,911,883
Royal Dutch Shell plc, Class B	60,959	2,210,064
SBM Offshore N.V.	3,797	110,205
TNT N.V.	8,517	218,472
Unilever N.V. (CVA)	36,839	1,155,107
Wolters Kluwer N.V.	6,775	158,425

		12,428,811

New Zealand (0.1%)
Auckland International Airport Ltd.	18,692	31,590
Contact Energy Ltd.*	7,827	34,757
Fletcher Building Ltd.	13,476	96,036
Sky City Entertainment Group Ltd.	14,999	38,681
Telecom Corp. of New Zealand Ltd.	40,721	62,451

		263,515

Norway (0.6%)
Aker Solutions ASA	3,726	85,634
DnB NOR ASA	22,110	339,231
Norsk Hydro ASA	20,361	167,004
Orkla ASA	17,470	169,322
Renewable Energy Corp. ASA*	11,747	41,229
Statoil ASA	25,241	699,687
Telenor ASA	18,755	308,613
Yara International ASA	4,289	217,310

		2,028,030

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	68,235	55,701
Banco Espirito Santo S.A. (Registered)	13,001	53,248
Brisa Auto-Estradas de Portugal S.A.	3,495	23,641
Cimpor Cimentos de Portugal SGPS S.A.	5,129	37,173
EDP - Energias de Portugal S.A.	43,204	168,257
Galp Energia SGPS S.A., Class B	5,310	113,670
Jeronimo Martins SGPS S.A.	4,743	76,292
Portugal Telecom SGPS S.A. (Registered)	13,193	152,269

		680,251

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT)(b)†	37,000	56,887
CapitaLand Ltd.	58,000	151,844
CapitaMall Trust (REIT)	53,000	79,048
CapitaMalls Asia Ltd.	29,032	40,997
City Developments Ltd.	12,000	109,671
ComfortDelGro Corp., Ltd.	39,000	48,267
Cosco Corp., (Singapore) Ltd.	24,000	39,032
DBS Group Holdings Ltd.	39,000	452,963
Fraser and Neave Ltd.	23,000	109,663
Genting Singapore plc*	137,941	224,339
Global Logistic Properties Ltd.*	39,000	57,858
Golden Agri-Resources Ltd.	155,609	85,181
Hutchison Port Holdings Trust*	118,000	116,820
Jardine Cycle & Carriage Ltd.	2,000	58,072
Keppel Corp., Ltd.	29,000	282,983
Keppel Land Ltd.	17,000	60,555
Neptune Orient Lines Ltd.*	22,000	33,860
Olam International Ltd.	31,000	68,862
Oversea-Chinese Banking Corp., Ltd.	57,000	433,209
SembCorp Industries Ltd.	23,000	95,065
SembCorp Marine Ltd.	19,000	$88,029
Singapore Airlines Ltd.	12,000	130,234
Singapore Exchange Ltd.	20,000	124,554
Singapore Press Holdings Ltd.	25,000	78,144
Singapore Technologies Engineering Ltd.	40,000	103,451
Singapore Telecommunications Ltd.	180,000	431,257
StarHub Ltd.	11,890	25,468
United Overseas Bank Ltd.	27,000	402,697
UOL Group Ltd.	11,000	41,452
Wilmar International Ltd.	43,000	186,259

		4,216,721

Spain (2.6%)
Abertis Infraestructuras S.A.	6,694	145,432
Acciona S.A.	538	58,465
Acerinox S.A.	2,240	44,205
ACS Actividades de Construccion y Servicios S.A.	3,230	151,425
Amadeus IT Holding S.A., Class A*	4,620	88,391
Banco Bilbao Vizcaya Argentaria S.A.	96,480	1,170,558
Banco de Sabadell S.A.	25,870	113,178
Banco de Valencia S.A.*	4,216	18,881
Banco Popular Espanol S.A.	20,245	119,011
Banco Santander S.A.	188,342	2,186,594
Bankinter S.A.	6,579	45,127
Criteria Caixacorp S.A.	19,037	134,276
EDP Renovaveis S.A.*	5,647	40,559
Enagas S.A.	4,007	90,405
Ferrovial S.A.	9,967	125,008
Fomento de Construcciones y Contratas S.A.	1,139	37,707
Gas Natural SDG S.A.	7,136	134,050
Gestevision Telecinco S.A.*	3,637	41,637
Grifols S.A.	3,176	55,363
Iberdrola Renovables S.A.	18,240	78,712
Iberdrola S.A.	85,800	746,112
Inditex S.A.	4,935	395,994
Indra Sistemas S.A.	2,054	41,190
Mapfre S.A.	17,536	66,081
Red Electrica Corporacion S.A.	2,450	139,233
Repsol YPF S.A.	16,568	567,633
Telefonica S.A.	92,883	2,325,311
Zardoya Otis S.A.	2,878	47,721

		9,208,259

Sweden (2.3%)
Alfa Laval AB	7,644	166,034
Assa Abloy AB, Class B	7,063	203,098
Atlas Copco AB, Class A	15,191	403,848
Atlas Copco AB, Class B	8,832	213,527
Boliden AB	6,019	129,689
Electrolux AB, Class B*	5,481	141,282
Getinge AB, Class B	4,647	114,704
Hennes & Mauritz AB, Class B	23,125	767,915
Hexagon AB, Class B	5,612	133,990
Holmen AB, Class B	1,209	41,795
Husqvarna AB, Class B	9,785	83,868
Industrivarden AB, Class C	2,529	44,955
Investor AB, Class B	10,307	250,168
Kinnevik Investment AB, Class B	4,972	115,873
Modern Times Group AB, Class B	1,134	86,237
Nordea Bank AB	59,431	650,625
Ratos AB, Class B	2,307	91,083
Sandvik AB	22,810	430,405
Scania AB, Class B	7,244	167,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Securitas AB, Class B	7,199	$85,712
Skandinaviska Enskilda Banken AB, Class A	31,915	284,671
Skanska AB, Class B	9,040	190,342
SKF AB, Class B	8,823	256,922
SSAB AB, Class A*	3,866	61,219
Svenska Cellulosa AB, Class B	12,978	208,901
Svenska Handelsbanken AB, Class A	11,071	363,076
Swedbank AB, Class A	16,161	276,523
Swedish Match AB	5,229	173,889
Tele2 AB, Class B	7,177	165,783
Telefonaktiebolaget LM Ericsson, Class B	68,110	878,365
TeliaSonera AB	50,789	438,939
Volvo AB, Class B*	31,175	548,238

		8,169,581

Switzerland (6.0%)
ABB Ltd. (Registered)*	49,555	1,190,183
Actelion Ltd. (Registered)*	2,222	127,853
Adecco S.A. (Registered)	2,785	183,140
Aryzta AG	1,839	94,102
Baloise Holding AG (Registered)	1,173	116,215
Cie Financiere Richemont S.A., Class A	11,806	681,882
Credit Suisse Group AG (Registered)	25,474	1,082,472
GAM Holding Ltd.*	4,429	84,144
Geberit AG (Registered)	881	191,835
Givaudan S.A. (Registered)*	188	189,023
Holcim Ltd. (Registered)	5,549	418,063
Julius Baer Group Ltd.	4,677	202,967
Kuehne + Nagel International AG (Registered)	1,222	170,960
Lindt & Spruengli AG	19	54,880
Lindt & Spruengli AG (Registered)	3	97,545
Logitech International S.A. (Registered)*	4,378	78,837
Lonza Group AG (Registered)	1,133	95,044
Nestle S.A. (Registered)	78,349	4,491,099
Novartis AG (Registered)	47,714	2,588,036
Pargesa Holding S.A.	571	54,707
Roche Holding AG	15,887	2,269,324
Schindler Holding AG	1,101	132,336
Schindler Holding AG (Registered)	506	61,095
SGS S.A. (Registered)	124	220,729
Sika AG	45	108,372
Sonova Holding AG (Registered)	1,001	89,202
STMicroelectronics N.V.	14,425	178,673
Straumann Holding AG (Registered)	177	45,517
Swatch Group AG	698	308,609
Swatch Group AG (Registered)	938	74,550
Swiss Life Holding AG (Registered)*	666	110,069
Swiss Reinsurance Co., Ltd. (Registered)	7,966	455,758
Swisscom AG (Registered)	528	235,401
Syngenta AG (Registered)	2,140	695,471
Transocean Ltd.*	7,216	567,224
UBS AG (Registered)*	82,296	1,476,579
Wolseley plc*	6,439	216,815
Xstrata plc	46,932	1,096,951
Zurich Financial Services AG	3,294	922,033

		21,457,695

United Kingdom (13.2%)
3i Group plc	22,009	105,532
Admiral Group plc	4,562	113,727
Aggreko plc	6,000	151,693
AMEC plc	7,647	146,349
Anglo American plc	29,847	$1,535,529
Antofagasta plc	8,925	194,861
ARM Holdings plc	29,913	275,922
Associated British Foods plc	8,289	131,908
AstraZeneca plc	31,980	1,468,785
Autonomy Corp. plc*	4,941	125,950
Aviva plc	63,787	442,872
Babcock International Group plc	8,350	83,183
BAE Systems plc	77,110	401,901
Balfour Beatty plc	16,314	89,976
Barclays plc	261,648	1,164,976
BG Group plc	76,559	1,904,875
BHP Billiton plc	49,787	1,964,760
BP plc	424,941	3,094,874
British American Tobacco plc	45,153	1,812,310
British Land Co. plc (REIT)	20,027	177,503
British Sky Broadcasting Group plc	25,776	341,136
BT Group plc, Class A	175,515	522,578
Bunzl plc	7,070	84,439
Burberry Group plc	9,860	185,696
Cable & Wireless Worldwide plc	56,012	47,129
Cairn Energy plc*	31,671	234,777
Capita Group plc	13,954	166,321
Capital Shopping Centres Group plc (REIT)	13,372	82,159
Carnival plc	4,126	162,296
Centrica plc	116,567	608,301
Cobham plc	27,335	100,945
Compass Group plc	42,720	384,119
Diageo plc	56,593	1,075,820
Eurasian Natural Resources Corp.	5,578	83,800
Firstgroup plc	10,406	54,470
G4S plc	33,067	135,480
GlaxoSmithKline plc	117,474	2,241,634
Hammerson plc (REIT)	16,090	115,352
Home Retail Group plc	18,716	57,977
HSBC Holdings plc	399,907	4,112,212
ICAP plc	12,847	108,816
Imperial Tobacco Group plc	23,032	711,987
Inmarsat plc	10,078	97,649
Intercontinental Hotels Group plc	6,704	137,443
International Consolidated Airlines Group S.A.*	22,205	81,725
International Power plc	34,581	170,863
Intertek Group plc	3,633	118,543
Invensys plc	18,722	103,677
Investec plc	10,423	79,874
ITV plc*	80,137	99,438
J Sainsbury plc	27,457	147,688
Johnson Matthey plc	4,861	145,043
Kazakhmys plc	4,760	106,446
Kingfisher plc	53,456	210,869
Land Securities Group plc (REIT)	17,356	204,225
Legal & General Group plc	132,752	245,331
Lloyds Banking Group plc*	923,712	860,789
London Stock Exchange Group plc	3,677	49,106
Lonmin plc	3,755	102,585
Man Group plc	40,355	159,190
Marks & Spencer Group plc	35,840	193,584
National Grid plc	79,065	753,406
Next plc	4,045	128,482
Old Mutual plc	123,449	269,330
Pearson plc	18,383	324,685
Petrofac Ltd.	5,971	142,627
Prudential plc	57,574	652,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Randgold Resources Ltd.*	2,060	$164,175
Reckitt Benckiser Group plc	13,948	716,460
Reed Elsevier plc	27,488	238,120
Resolution Ltd.	31,811	151,001
Rexam plc	19,951	116,308
Rio Tinto plc	32,786	2,303,148
Rolls-Royce Group plc*	42,342	420,456
Royal Bank of Scotland Group plc*	393,514	257,497
RSA Insurance Group plc	78,996	166,644
SABMiller plc	21,517	761,975
Sage Group plc	28,711	128,088
Schroders plc	2,476	68,954
Scottish & Southern Energy plc	21,074	426,305
Segro plc (REIT)	16,845	86,878
Serco Group plc	11,558	103,461
Severn Trent plc	5,258	123,234
Smith & Nephew plc	20,117	226,870
Smiths Group plc	8,857	184,283
Standard Chartered plc	53,031	1,375,620
Standard Life plc	51,678	171,441
Subsea 7 S.A.	6,371	160,938
Tesco plc	181,552	1,109,646
Thomas Cook Group plc	19,622	53,701
TUI Travel plc	11,801	42,974
Tullow Oil plc	20,088	466,620
Unilever plc	29,026	884,707
United Utilities Group plc	15,617	148,187
Vedanta Resources plc	2,741	104,607
Vodafone Group plc	1,180,404	3,342,211
Weir Group plc	4,884	135,622
Whitbread plc	4,002	105,930
WM Morrison Supermarkets plc	48,114	213,029

		47,549,143

United States (0.1%)
Sims Metal Management Ltd.	3,631	65,763
Synthes, Inc.	1,344	181,736

		247,499

Total Common Stocks (71.7%) (Cost $232,741,039)		257,635,506

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Porsche Automobil Holding SE, expiring 4/12/11* (Cost $17,020)	1,981	17,173

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (2.2%)
BlackRock Liquidity Funds TempFund 0.14% ‡ (Cost $8,076,968)	8,076,968	$8,076,968

Total Investments (73.9%)
(Cost $240,835,027)		265,729,647
Other Assets Less Liabilities (26.1%)		93,858,143

Net Assets (100%)		$359,587,790

*	Non-income producing.

†	Securities (totaling $202,636 or 0.1% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7 .0%
Consumer Staples	7 .1
Energy	6 .1
Financials	17 .1
Health Care	5 .3
Industrials	9 .6
Information Technology	3 .3
Materials	8 .1
Telecommunication Services	4 .1
Utilities	4 .0
Cash and Other	28 .3

100 .0%

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$119,442	$19,954	$—	$145,749	$2,041	$—
AXA S.A.	521,019	147,755	—	811,687	—	—
BlackRock Liquidity Funds TempFund	14,570,690	50,933,353	57,427,075	8,076,968	9,183	—

	$15,211,151	$51,101,062	$57,427,075	$9,034,404	$11,224	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	988	June-11	$39,266,611	$39,821,506	$554,895
E-Mini MSCI EAFE Index	18	June-11	1,463,231	1,518,300	55,069
FTSE 100 Index	262	June-11	24,324,653	24,732,577	407,924
SPI 200 Index	80	June-11	9,598,848	10,064,226	465,378
TOPIX Index	236	June-11	25,985,766	24,570,329	(1,415,437)

					$67,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	475	$486,697	$480,529	$6,168
Australian Dollar vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	228	233,512	221,482	12,030
Australian Dollar vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	180	184,432	175,178	9,254
Australian Dollar vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	100	102,123	100,000	2,123
Australian Dollar vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	102	104,029	100,000	4,029
British Pound vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	837	1,341,354	1,351,288	(9,934)
British Pound vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	132	211,540	211,361	179
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	114	181,972	185,021	(3,049)
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	75	120,193	120,108	85
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	172	275,819	281,623	(5,804)
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	185	296,418	300,000	(3,582)
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	150	240,386	239,649	737
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	66	105,770	105,323	447
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	57	90,553	90,437	116
British Pound vs. U.S. Dollar, expiring 6/17/11	HSBC Bank plc	100	160,257	159,925	332
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	1,072	1,517,023	1,520,140	(3,117)
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	106	150,102	150,000	102
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	272	384,350	377,133	7,217
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	567	802,836	800,000	2,836
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	150	212,270	210,720	1,550
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	300	424,540	422,017	2,523
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	136	192,246	192,788	(542)
European Union Euro vs. U.S. Dollar, expiring 6/17/11	HSBC Bank plc	100	141,513	140,780	733
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	60,575	728,591	749,834	(21,243)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	42,000	505,171	516,634	(11,463)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	20,183	242,756	250,000	(7,244)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	75,000	902,092	935,757	(33,665)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	49,290	592,855	609,241	(16,386)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	49,290	592,855	609,208	(16,353)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	14,700	$176,810	$178,468	$(1,658)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	10,848	130,473	131,785	(1,312)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	33,440	402,213	417,711	(15,498)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	HSBC Bank plc	31,200	375,270	382,109	(6,839)

					$(107,228)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$26,002,423	$—	$26,002,423
Consumer Staples	—	25,002,961	—	25,002,961
Energy	—	21,936,490	—	21,936,490
Financials	—	61,769,221	202,636	61,971,857
Health Care	—	20,524,532	—	20,524,532
Industrials	36,140	33,773,877	—	33,810,017
Information Technology	—	12,328,469	—	12,328,469
Materials	—	29,033,136	—	29,033,136
Telecommunication Services	—	14,585,793	—	14,585,793
Utilities	—	12,439,828	—	12,439,828
Forward Currency Contracts	—	50,461	—	50,461
Futures	1,483,266	—	—	1,483,266
Rights
Consumer Discretionary	—	17,173	—	17,173
Short-Term Investments	—	8,076,968	—	8,076,968

Total Assets	$1,519,406	$265,541,332	$202,636	$267,263,374

Liabilities:
Forward Currency Contracts	$—	$(157,689)	$—	$(157,689)
Futures	(1,415,437)	—	—	(1,415,437)

Total Liabilities	$(1,415,437)	$(157,689)	$—	$(1,573,126)

Total	$103,969	$265,383,643	$202,636	$265,690,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities - Financials	Investments in Securities-Industrials
Balance as of 12/31/10	$—	$3,089
Total gains or losses (realized/unrealized) included in earnings	4,070	(16)
Purchases	30,735	—
Sales	—	(3,073)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	167,831	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$202,636	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$4,070	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$49,711,669
Net Proceeds of Sales and Redemptions:
Stocks	$458,016

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,275,817
Aggregate gross unrealized depreciation	(3,860,114)

Net unrealized appreciation	$24,415,703

Federal income tax cost of investments	$241,313,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (30.3%)
Consumer Discretionary (1.5%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$31,000	$32,556

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	246,000	274,726

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	23,000	26,113
Marriott International, Inc.
5.625%, 2/15/13	121,000	129,448
McDonald’s Corp.
4.300%, 3/1/13	92,000	97,183
5.350%, 3/1/18	357,000	399,889
3.500%, 7/15/20	17,000	16,604
Yum! Brands, Inc.
6.250%, 3/15/18	310,000	347,977

		1,017,214

Household Durables (0.0%)
Fortune Brands, Inc.
3.000%, 6/1/12	77,000	78,281
6.375%, 6/15/14	154,000	168,889
MDC Holdings, Inc.
5.500%, 5/15/13	124,000	128,488
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	37,502
Toll Brothers Finance Corp.
6.750%, 11/1/19	61,000	62,997
Whirlpool Corp.
8.000%, 5/1/12	35,000	37,299
5.500%, 3/1/13	92,000	97,782
8.600%, 5/1/14	11,000	12,763

		624,001

Media (1.2%)
CBS Corp.
5.625%, 8/15/12	5,000	5,276
8.875%, 5/15/19	54,000	67,808
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	549,000	618,733
Comcast Corp.
5.300%, 1/15/14	154,000	167,656
5.900%, 3/15/16	559,000	621,802
6.500%, 1/15/17	2,384,000	2,714,792
5.700%, 7/1/19	61,000	66,102
5.150%, 3/1/20	600,000	624,576
COX Communications, Inc.
7.125%, 10/1/12	92,000	99,872
5.450%, 12/15/14	61,000	67,325
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	165,823
3.550%, 3/15/15	58,000	59,262
7.625%, 5/15/16	145,000	159,863
5.200%, 3/15/20	61,000	62,827
4.600%, 2/15/21	1,070,000	1,043,114
Discovery Communications LLC
5.050%, 6/1/20	425,000	442,681
NBCUniversal Media LLC
4.375%, 4/1/21§	905,000	866,438
News America, Inc.
5.300%, 12/15/14	$31,000	$34,204
6.900%, 3/1/19	154,000	179,475
4.500%, 2/15/21§	385,000	377,197
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	86,051
4.450%, 8/15/20	352,000	346,688
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290,000	367,497
Thomson Reuters Corp.
6.500%, 7/15/18	382,000	442,175
4.700%, 10/15/19	31,000	32,431
Time Warner Cable, Inc.
5.400%, 7/2/12	61,000	64,143
6.200%, 7/1/13	377,000	414,496
7.500%, 4/1/14	77,000	88,259
3.500%, 2/1/15	407,000	417,084
5.850%, 5/1/17	154,000	168,430
8.250%, 4/1/19	154,000	187,607
5.000%, 2/1/20	57,000	57,628
4.125%, 2/15/21	405,000	378,435
Time Warner Entertainment Co. LP
8.375%, 3/15/23	495,000	610,312
Time Warner, Inc.
5.875%, 11/15/16	557,000	621,408
4.700%, 1/15/21	625,000	622,343
Viacom, Inc.
4.375%, 9/15/14	77,000	82,153
5.625%, 9/15/19	61,000	66,744
4.500%, 3/1/21	455,000	444,530
Walt Disney Co.
4.500%, 12/15/13	154,000	166,885
6.000%, 7/17/17	154,000	175,108
WPP Finance UK Corp.
5.875%, 6/15/14	525,000	577,170

		14,862,403

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	105,405
Nordstrom, Inc.
6.750%, 6/1/14	18,000	20,569
6.250%, 1/15/18	123,000	140,765
4.750%, 5/1/20	21,000	21,687
Target Corp.
5.125%, 1/15/13	184,000	197,000
5.875%, 7/15/16	220,000	252,736
3.875%, 7/15/20	255,000	250,983

		989,145

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	84,933
Home Depot, Inc.
5.400%, 3/1/16	496,000	548,482
Lowe’s Cos., Inc.
5.600%, 9/15/12	92,000	98,052
5.400%, 10/15/16	300,000	337,332
4.625%, 4/15/20	61,000	63,627
Staples, Inc.
9.750%, 1/15/14	154,000	184,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
TJX Cos., Inc.
6.950%, 4/15/19	$45,000	$53,697

		1,371,010

Total Consumer Discretionary		19,171,055

Consumer Staples (2.5%)
Beverages (1.0%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	2,657,000	2,867,110
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	123,000	126,523
4.125%, 1/15/15	100,000	105,626
5.375%, 1/15/20	1,246,000	1,337,334
Bottling Group LLC
6.950%, 3/15/14	154,000	177,369
5.500%, 4/1/16	2,530,000	2,850,779
5.125%, 1/15/19	154,000	168,693
Coca-Cola Co.
0.750%, 11/15/13	380,000	374,514
1.500%, 11/15/15	395,000	378,061
3.150%, 11/15/20	665,000	618,731
Coca-Cola Refreshments USA, Inc.
8.500%, 2/1/12	92,000	98,034
7.375%, 3/3/14	154,000	178,564
Diageo Capital plc
7.375%, 1/15/14	154,000	176,727
5.500%, 9/30/16	460,000	512,326
5.750%, 10/23/17	92,000	103,126
Diageo Finance B.V.
5.500%, 4/1/13	184,000	199,229
3.250%, 1/15/15	31,000	31,814
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	342,099
PepsiCo, Inc.
4.650%, 2/15/13	250,000	266,562
3.100%, 1/15/15	77,000	79,886
5.000%, 6/1/18	92,000	100,311
7.900%, 11/1/18	865,000	1,097,913
4.500%, 1/15/20	252,000	262,927

		12,454,258

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	104,793
CVS Caremark Corp.
3.250%, 5/18/15	46,000	46,727
6.125%, 8/15/16	439,000	494,473
5.750%, 6/1/17	92,000	101,337
6.600%, 3/15/19	77,000	88,325
4.750%, 5/18/20	46,000	46,954
Kroger Co.
5.000%, 4/15/13	92,000	98,298
7.500%, 1/15/14	154,000	175,343
3.900%, 10/1/15	61,000	63,315
6.150%, 1/15/20	304,000	342,839
Safeway, Inc.
6.350%, 8/15/17	92,000	102,844
5.000%, 8/15/19	154,000	159,227
Sysco Corp.
5.250%, 2/12/18	61,000	66,745
Walgreen Co.
4.875%, 8/1/13	92,000	99,685
Wal-Mart Stores, Inc.
4.550%, 5/1/13	224,000	240,086
1.500%, 10/25/15	3,410,000	3,262,340
5.800%, 2/15/18	$1,077,000	$1,226,508
3.250%, 10/25/20	260,000	242,864

		6,962,703

Food Products (0.5%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	75,000	79,757
Campbell Soup Co.
3.375%, 8/15/14	61,000	63,975
3.050%, 7/15/17	31,000	31,097
4.500%, 2/15/19	61,000	63,850
Corn Products International, Inc.
3.200%, 11/1/15	31,000	30,947
4.625%, 11/1/20	31,000	30,469
General Mills, Inc.
5.250%, 8/15/13	200,000	217,328
5.200%, 3/17/15	535,000	587,600
5.650%, 2/15/19	199,000	220,580
H.J. Heinz Co.
5.350%, 7/15/13	154,000	167,273
Kellogg Co.
4.250%, 3/6/13	92,000	97,013
4.450%, 5/30/16	230,000	246,431
Kraft Foods, Inc.
6.250%, 6/1/12	146,000	154,869
2.625%, 5/8/13	650,000	665,239
4.125%, 2/9/16	3,181,000	3,300,383
6.125%, 2/1/18	246,000	274,993
5.375%, 2/10/20	587,000	619,723
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	32,112
4.900%, 11/1/19	46,000	47,626

		6,931,265

Household Products (0.1%)
Clorox Co.
5.000%, 3/1/13	154,000	163,378
3.550%, 11/1/15	31,000	31,736
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	18,635
Kimberly-Clark Corp.
6.125%, 8/1/17	407,000	471,902
Procter & Gamble Co.
1.800%, 11/15/15	485,000	473,685
4.850%, 12/15/15	92,000	102,190
4.700%, 2/15/19	439,000	475,954

		1,737,480

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	954,000	1,254,622
9.250%, 8/6/19	307,000	400,657
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	55,888
6.875%, 5/1/20	46,000	49,751
Philip Morris International, Inc.
4.875%, 5/16/13	419,000	449,300
5.650%, 5/16/18	92,000	102,415
4.500%, 3/26/20	430,000	441,826
Reynolds American, Inc.
7.250%, 6/1/13	92,000	102,908
7.625%, 6/1/16	325,000	386,249

		3,243,616

Total Consumer Staples		31,329,322

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.
6.500%, 11/15/13	$92,000	$103,597
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	21,957
Halliburton Co.
6.150%, 9/15/19	77,000	88,465
Rowan Cos., Inc.
7.875%, 8/1/19	40,000	47,447
Transocean, Inc.
4.950%, 11/15/15	77,000	81,374
6.000%, 3/15/18	31,000	33,470
6.500%, 11/15/20	61,000	67,255
Weatherford International Ltd.
6.000%, 3/15/18	92,000	99,537
5.125%, 9/15/20	640,000	635,492

		1,178,594

Oil, Gas & Consumable Fuels (1.8%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,194,000	1,298,338
Apache Corp.
5.250%, 4/15/13	31,000	33,438
3.625%, 2/1/21	450,000	425,817
Buckeye Partners LP
5.500%, 8/15/19	46,000	47,712
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	340,125
Cenovus Energy, Inc.
4.500%, 9/15/14	154,000	165,362
5.700%, 10/15/19	92,000	102,125
Chevron Corp.
4.950%, 3/3/19	569,000	627,820
ConocoPhillips
5.750%, 2/1/19	335,000	379,169
6.000%, 1/15/20	154,000	176,846
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	9,356
EnCana Corp.
5.900%, 12/1/17	31,000	34,735
6.500%, 5/15/19	192,000	224,177
Energy Transfer Partners LP
6.700%, 7/1/18	215,000	243,589
9.700%, 3/15/19	154,000	201,007
Enterprise Products Operating LLC
9.750%, 1/31/14	154,000	184,531
5.600%, 10/15/14	240,000	265,143
3.200%, 2/1/16	265,000	263,348
6.300%, 9/15/17	154,000	173,628
5.200%, 9/1/20	256,000	264,057
EOG Resources, Inc.
6.875%, 10/1/18	31,000	36,490
5.625%, 6/1/19	38,000	41,693
4.100%, 2/1/21	560,000	542,172
EQT Corp.
8.125%, 6/1/19	38,000	45,296
Hess Corp.
8.125%, 2/15/19	230,000	288,731
Husky Energy, Inc.
5.900%, 6/15/14	32,000	35,443
7.250%, 12/15/19	330,000	390,653
Kinder Morgan Energy Partners LP
3.500%, 3/1/16	565,000	569,304
9.000%, 2/1/19	307,000	389,636
6.850%, 2/15/20	$9,000	$10,311
5.300%, 9/15/20	23,000	23,864
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	43,331
4.250%, 2/1/21	31,000	30,244
Marathon Oil Corp.
5.900%, 3/15/18	71,000	79,773
Marathon Petroleum Corp.
3.500%, 3/1/16§	610,000	611,601
Nabors Industries, Inc.
9.250%, 1/15/19	274,000	345,391
Nexen, Inc.
6.200%, 7/30/19	25,000	27,639
NuStar Logistics LP
4.800%, 9/1/20	61,000	60,001
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	81,457
ONEOK Partners LP
8.625%, 3/1/19	154,000	193,704
Petrobras International Finance Co.
3.875%, 1/27/16	390,000	392,607
6.125%, 10/6/16	3,034,000	3,362,100
5.875%, 3/1/18	92,000	97,451
7.875%, 3/15/19	92,000	108,016
5.750%, 1/20/20	307,000	316,712
5.375%, 1/27/21	390,000	391,111
Petro-Canada, Inc.
9.250%, 10/15/21	92,000	121,790
Plains All American Pipeline LP
6.500%, 5/1/18	154,000	173,115
8.750%, 5/1/19	46,000	57,548
Shell International Finance B.V.
4.950%, 3/22/12	31,000	32,350
1.875%, 3/25/13	449,000	457,051
4.000%, 3/21/14	154,000	164,596
3.250%, 9/22/15	2,990,000	3,086,574
4.300%, 9/22/19	215,000	221,396
4.375%, 3/25/20	441,000	455,241
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	171,360
Statoil ASA
3.875%, 4/15/14	77,000	81,779
5.250%, 4/15/19	532,000	580,936
Suncor Energy, Inc.
6.100%, 6/1/18	300,000	338,769
Talisman Energy, Inc.
7.750%, 6/1/19	28,000	34,165
Total Capital S.A.
2.300%, 3/15/16	495,000	482,054
4.450%, 6/24/20	470,000	479,816
TransCanada PipeLines Ltd.
7.125%, 1/15/19	307,000	371,382
3.800%, 10/1/20	525,000	505,355
Valero Energy Corp.
6.875%, 4/15/12	694,000	733,632
4.750%, 6/15/13	31,000	32,909
4.500%, 2/1/15	14,000	14,733
9.375%, 3/15/19	46,000	58,801
6.125%, 2/1/20	20,000	21,631
Williams Partners LP
3.800%, 2/15/15	31,000	32,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 3/15/20	$634,000	$661,371

		23,345,499

Total Energy		24,524,093

Financials (16.4%)
Capital Markets (3.4%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	16,723
5.300%, 3/15/20	325,000	344,495
Bank of New York Mellon Corp.
4.950%, 11/1/12	184,000	195,575
5.125%, 8/27/13	575,000	624,671
4.300%, 5/15/14	45,000	48,255
2.500%, 1/15/16	3,220,000	3,197,537
5.450%, 5/15/19	380,000	416,832
Bear Stearns Cos. LLC
5.350%, 2/1/12	184,000	191,288
5.700%, 11/15/14	92,000	101,120
6.400%, 10/2/17	154,000	173,001
BlackRock, Inc.
3.500%, 12/10/14	77,000	80,509
5.000%, 12/10/19	77,000	80,777
Charles Schwab Corp.
4.950%, 6/1/14	15,000	16,299
Deutsche Bank AG/London
5.375%, 10/12/12	154,000	163,399
2.375%, 1/11/13	864,000	877,999
4.875%, 5/20/13	184,000	195,633
3.450%, 3/30/15	154,000	157,452
3.250%, 1/11/16	625,000	627,424
6.000%, 9/1/17	2,894,000	3,208,358
Goldman Sachs Group, Inc.
6.600%, 1/15/12	184,000	192,334
3.250%, 6/15/12	614,000	634,319
3.625%, 8/1/12	88,000	90,751
5.450%, 11/1/12	307,000	326,292
5.250%, 10/15/13	2,079,000	2,232,520
5.150%, 1/15/14	154,000	165,284
5.350%, 1/15/16	3,444,000	3,675,709
3.625%, 2/7/16	2,260,000	2,238,645
5.625%, 1/15/17	1,035,000	1,090,693
5.950%, 1/18/18	399,000	428,447
7.500%, 2/15/19	154,000	178,884
5.375%, 3/15/20	1,950,000	1,979,903
Jefferies Group, Inc.
8.500%, 7/15/19	154,000	181,674
Merrill Lynch & Co., Inc.
5.450%, 2/5/13	1,959,000	2,076,650
6.150%, 4/25/13	184,000	198,208
6.050%, 5/16/16	307,000	324,465
6.875%, 4/25/18	1,811,000	2,011,463
Morgan Stanley
3.250%, 12/1/11	614,000	626,251
1.950%, 6/20/12	307,000	312,617
5.750%, 8/31/12	154,000	163,356
5.300%, 3/1/13	1,679,000	1,784,554
4.750%, 4/1/14	307,000	319,899
6.000%, 4/28/15	1,650,000	1,797,025
5.375%, 10/15/15	154,000	163,597
5.450%, 1/9/17	2,814,000	2,966,524
5.950%, 12/28/17	184,000	197,641
6.625%, 4/1/18	1,787,000	1,964,120
5.625%, 9/23/19	461,000	470,835
5.750%, 1/25/21	1,765,000	1,781,408
Nomura Holdings, Inc.
5.000%, 3/4/15	$78,000	$80,766
4.125%, 1/19/16	505,000	499,657
6.700%, 3/4/20	87,000	92,671
Northern Trust Corp.
4.625%, 5/1/14	20,000	21,598
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	72,925

		42,059,032

Commercial Banks (4.5%)
Ally Financial, Inc.
1.750%, 10/30/12	184,000	187,079
2.200%, 12/19/12	307,000	314,502
American Express Bank FSB
3.150%, 12/9/11	307,000	313,076
Bank of Nova Scotia
2.250%, 1/22/13	329,000	335,920
3.400%, 1/22/15	322,000	333,126
4.375%, 1/13/21	335,000	333,689
Barclays Bank plc
5.450%, 9/12/12	184,000	195,170
2.500%, 1/23/13	675,000	686,817
5.000%, 9/22/16	3,492,000	3,702,152
5.125%, 1/8/20	735,000	747,720
BB&T Corp.
3.375%, 9/25/13	92,000	95,750
3.200%, 3/15/16	515,000	511,475
3.950%, 4/29/16	46,000	47,463
4.900%, 6/30/17	307,000	325,092
BNP Paribas
3.600%, 2/23/16	465,000	465,789
5.000%, 1/15/21	460,000	464,300
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	92,000	91,660
Credit Suisse AG/New York
3.450%, 7/2/12	123,000	126,733
5.000%, 5/15/13	614,000	655,503
5.500%, 5/1/14	154,000	168,801
6.000%, 2/15/18	184,000	195,426
5.300%, 8/13/19	839,000	881,933
5.400%, 1/14/20	1,092,000	1,102,894
Fifth Third Bancorp
6.250%, 5/1/13	154,000	167,046
3.625%, 1/25/16	475,000	474,582
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	195,627
KeyCorp
6.500%, 5/14/13	77,000	83,925
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	184,000	186,806
4.000%, 10/15/13	338,000	360,612
3.500%, 3/10/14	614,000	649,600
4.125%, 10/15/14	2,902,000	3,135,592
4.500%, 7/16/18	2,911,000	3,146,864
4.000%, 1/27/20	461,000	476,065
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	285,000	297,457
4.125%, 7/15/13	2,949,000	3,144,057
5.125%, 2/1/17	154,000	172,571
Lloyds TSB Bank plc
4.875%, 1/21/16	375,000	386,671
6.375%, 1/21/21	370,000	385,576
National City Corp.
4.900%, 1/15/15	230,000	247,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	$246,000	$260,538
5.000%, 4/25/17	2,854,000	3,157,720
PNC Funding Corp.
5.625%, 2/1/17	2,820,000	3,058,851
5.125%, 2/8/20	31,000	32,630
4.375%, 8/11/20	1,136,000	1,130,887
Regions Bank/Alabama
3.250%, 12/9/11	307,000	313,284
Royal Bank of Canada
2.100%, 7/29/13	61,000	62,229
2.625%, 12/15/15	380,000	378,727
Royal Bank of Scotland Group plc
5.000%, 10/1/14	184,000	184,518
6.400%, 10/21/19	1,125,000	1,158,182
Royal Bank of Scotland plc
3.400%, 8/23/13	225,000	230,152
3.950%, 9/21/15	2,910,000	2,912,203
6.125%, 1/11/21	230,000	236,456
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	154,000	175,041
U.S. Bancorp
2.000%, 6/14/13	455,000	461,830
4.200%, 5/15/14	77,000	81,971
2.450%, 7/27/15	465,000	459,729
UBS AG/Connecticut
2.250%, 8/12/13	250,000	252,420
5.875%, 7/15/16	2,690,000	2,882,768
5.875%, 12/20/17	307,000	335,231
5.750%, 4/25/18	1,154,000	1,243,198
4.875%, 8/4/20	250,000	252,073
Wachovia Corp.
5.300%, 10/15/11	154,000	157,862
5.500%, 5/1/13	154,000	165,962
5.250%, 8/1/14	307,000	328,327
5.750%, 2/1/18	1,184,000	1,304,349
Wells Fargo & Co.
3.000%, 12/9/11	230,000	234,303
4.375%, 1/31/13	1,894,000	1,994,958
3.750%, 10/1/14	246,000	257,759
3.676%, 6/15/16	5,096,000	5,126,117
5.625%, 12/11/17	307,000	335,311
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	154,000	158,620
Westpac Banking Corp.
2.250%, 11/19/12	77,000	78,326
3.000%, 8/4/15	545,000	543,647
4.875%, 11/19/19	522,000	537,944

		56,276,493

Consumer Finance (1.2%)
American Express Co.
7.250%, 5/20/14	77,000	87,583
5.500%, 9/12/16	2,910,000	3,172,296
6.150%, 8/28/17	246,000	275,286
7.000%, 3/19/18	1,084,000	1,266,898
8.125%, 5/20/19	402,000	501,564
American Express Credit Corp.
5.875%, 5/2/13	462,000	498,823
7.300%, 8/20/13	384,000	429,375
Capital One Bank USA N.A.
8.800%, 7/15/19	865,000	1,087,617
Capital One Financial Corp.
7.375%, 5/23/14	154,000	176,760
6.150%, 9/1/16	31,000	33,947
6.750%, 9/15/17	$154,000	$177,135
Discover Financial Services
10.250%, 7/15/19	285,000	366,643
HSBC Finance Corp.
6.375%, 10/15/11	307,000	316,377
6.375%, 11/27/12	614,000	660,761
5.500%, 1/19/16	3,830,000	4,207,167
6.676%, 1/15/21§	376,000	390,282
ORIX Corp.
4.710%, 4/27/15	51,000	51,787
PACCAR Financial Corp.
1.950%, 12/17/12	31,000	31,470
SLM Corp.
5.000%, 10/1/13	307,000	317,773
6.250%, 1/25/16	410,000	427,425
8.450%, 6/15/18	31,000	34,720
8.000%, 3/25/20	392,000	427,280
Toyota Motor Credit Corp.
1.375%, 8/12/13	232,000	231,132
2.800%, 1/11/16	230,000	229,065
4.250%, 1/11/21	230,000	229,091

		15,628,257

Diversified Financial Services (5.6%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	184,000	198,512
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	17,000	17,244
Bank of America Corp.
2.100%, 4/30/12	307,000	312,626
3.125%, 6/15/12	768,000	791,899
4.900%, 5/1/13	461,000	486,476
4.500%, 4/1/15	2,000,000	2,076,818
6.500%, 8/1/16	215,000	237,924
5.625%, 10/14/16	399,000	425,745
5.650%, 5/1/18	461,000	481,783
7.625%, 6/1/19	614,000	711,134
5.625%, 7/1/20	5,650,000	5,800,719
Boeing Capital Corp.
6.500%, 2/15/12	92,000	96,679
BP Capital Markets plc
5.250%, 11/7/13	804,000	869,496
3.625%, 5/8/14	61,000	63,355
3.875%, 3/10/15	107,000	111,106
3.125%, 10/1/15	3,570,000	3,589,960
4.500%, 10/1/20	875,000	868,312
Caterpillar Financial Services Corp.
1.900%, 12/17/12	20,000	20,315
2.000%, 4/5/13	31,000	31,548
4.900%, 8/15/13	92,000	99,216
6.125%, 2/17/14	2,610,000	2,939,857
7.150%, 2/15/19	1,090,000	1,334,187
Citigroup Funding, Inc.
1.875%, 10/22/12	154,000	156,913
Citigroup, Inc.
2.875%, 12/9/11	461,000	469,235
2.125%, 4/30/12	614,000	625,615
5.300%, 10/17/12	307,000	323,954
5.500%, 4/11/13	1,589,000	1,700,257
6.500%, 8/19/13	154,000	168,377
5.000%, 9/15/14	1,447,000	1,510,962
5.500%, 10/15/14	369,000	398,003
4.750%, 5/19/15	1,625,000	1,703,331
5.850%, 8/2/16	2,954,000	3,200,824
6.125%, 11/21/17	230,000	250,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 5/15/18	$315,000	$343,574
8.500%, 5/22/19	154,000	190,017
5.375%, 8/9/20	1,655,000	1,703,745
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	3,351,000	3,784,639
Credit Suisse USA, Inc.
6.500%, 1/15/12	92,000	96,233
5.375%, 3/2/16	530,000	579,560
5.850%, 8/16/16	2,982,000	3,341,841
General Electric Capital Corp.
5.000%, 11/15/11	307,000	315,127
3.000%, 12/9/11	461,000	469,593
5.875%, 2/15/12	154,000	161,126
2.200%, 6/8/12	307,000	313,327
6.000%, 6/15/12	307,000	325,093
5.250%, 10/19/12	399,000	423,138
2.625%, 12/28/12	614,000	633,719
4.800%, 5/1/13	184,000	195,502
5.900%, 5/13/14	230,000	253,858
4.375%, 9/21/15	307,000	324,049
2.250%, 11/9/15	2,815,000	2,704,278
5.625%, 5/1/18	768,000	830,299
5.550%, 5/4/20	2,770,000	2,910,145
4.625%, 1/7/21	2,735,000	2,693,488
John Deere Capital Corp.
7.000%, 3/15/12	92,000	97,636
2.875%, 6/19/12	230,000	236,664
5.250%, 10/1/12	154,000	163,685
5.100%, 1/15/13	265,000	283,748
2.950%, 3/9/15	275,000	282,048
5.500%, 4/13/17	92,000	102,586
5.750%, 9/10/18	92,000	103,784
JPMorgan Chase & Co.
3.125%, 12/1/11	461,000	469,729
6.625%, 3/15/12	307,000	323,986
2.125%, 6/22/12	461,000	470,127
4.750%, 5/1/13	1,794,000	1,905,773
4.650%, 6/1/14	77,000	82,302
5.125%, 9/15/14	307,000	329,509
3.700%, 1/20/15	369,000	379,596
2.600%, 1/15/16	5,190,000	5,010,665
6.000%, 1/15/18	1,327,000	1,455,034
6.300%, 4/23/19	307,000	339,814
4.950%, 3/25/20	415,000	421,910
4.400%, 7/22/20	31,000	29,957
4.250%, 10/15/20	2,000,000	1,911,424
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	307,000	307,454
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	76,461
5.550%, 1/15/20	31,000	30,357
National Rural Utilities Cooperative Finance Corp.
5.500%, 7/1/13	345,000	376,423
3.050%, 3/1/16	375,000	377,190
5.450%, 2/1/18	31,000	33,961
Private Export Funding Corp.
4.950%, 11/15/15	31,000	34,455
4.300%, 12/15/21	31,000	31,737
Teco Finance, Inc.
4.000%, 3/15/16	26,000	26,489
5.150%, 3/15/20	20,000	20,719
Unilever Capital Corp.
4.800%, 2/15/19	154,000	164,871

		70,545,448

Insurance (1.4%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	$500,000	$485,927
5.900%, 6/15/19	15,000	16,628
Aflac, Inc.
3.450%, 8/15/15	31,000	31,132
8.500%, 5/15/19	46,000	55,608
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	307,000	342,409
Allstate Corp.
6.200%, 5/16/14	77,000	86,309
7.450%, 5/16/19	372,000	441,876
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	37,896
American International Group, Inc.
5.050%, 10/1/15	246,000	253,650
5.850%, 1/16/18	2,809,000	2,925,956
8.250%, 8/15/18	1,201,000	1,404,616
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	77,000	79,718
5.000%, 8/15/13	307,000	332,196
2.450%, 12/15/15	675,000	670,733
5.400%, 5/15/18	2,687,000	2,958,422
4.250%, 1/15/21	625,000	624,770
Berkshire Hathaway, Inc.
2.125%, 2/11/13	735,000	750,623
Chubb Corp.
5.750%, 5/15/18	184,000	204,265
CNA Financial Corp.
7.350%, 11/15/19	14,000	15,811
5.875%, 8/15/20	92,000	94,991
Genworth Financial, Inc.
6.515%, 5/22/18	396,000	391,762
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	475,000	483,080
Lincoln National Corp.
8.750%, 7/1/19	320,000	405,203
6.250%, 2/15/20	15,000	16,535
Markel Corp.
7.125%, 9/30/19	61,000	68,070
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	199,019
MetLife, Inc.
5.000%, 6/15/15	579,000	623,449
7.717%, 2/15/19	307,000	373,182
4.750%, 2/8/21	630,000	631,436
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	46,000	46,049
Principal Life Income Funding Trusts
5.300%, 4/24/13	92,000	98,988
Prudential Financial, Inc.
2.750%, 1/14/13	31,000	31,607
5.100%, 9/20/14	92,000	98,880
3.875%, 1/14/15	41,000	42,394
6.200%, 1/15/15	9,000	9,933
6.000%, 12/1/17	478,000	525,943
7.375%, 6/15/19	170,000	199,600
5.375%, 6/21/20	610,000	635,192
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	33,404
Travelers Cos., Inc.
5.900%, 6/2/19	565,000	624,906

		17,352,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	$61,000	$67,824
6.100%, 3/15/20	61,000	68,193
Boston Properties LP
4.125%, 5/15/21	360,000	342,399
Digital Realty Trust LP
4.500%, 7/15/15	61,000	62,653
Duke Realty LP
5.950%, 2/15/17	28,000	30,204
Entertainment Properties Trust
7.750%, 7/15/20§	31,000	33,480
ERP Operating LP
5.125%, 3/15/16	384,000	412,361
HCP, Inc.
5.650%, 12/15/13	92,000	99,647
3.750%, 2/1/16	345,000	346,744
6.000%, 1/30/17	100,000	107,970
Health Care REIT, Inc.
6.200%, 6/1/16	390,000	426,980
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	295,000	311,476
6.500%, 1/17/17	31,000	34,165
Hospitality Properties Trust
7.875%, 8/15/14	77,000	86,014
Kimco Realty Corp.
6.875%, 10/1/19	61,000	71,174
Liberty Property LP
4.750%, 10/1/20	61,000	60,265
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	73,502
ProLogis
7.625%, 8/15/14	54,000	61,784
6.250%, 3/15/17	23,000	24,921
6.875%, 3/15/20	3,000	3,283
Simon Property Group LP
4.200%, 2/1/15	28,000	29,455
5.250%, 12/1/16	417,000	453,407
5.650%, 2/1/20	77,000	82,919
4.375%, 3/1/21	465,000	454,923

		3,745,743

Thrifts & Mortgage Finance (0.0%)
Western Corporate Federal Credit Union
1.750%, 11/2/12	92,000	93,495

Total Financials		205,700,636

Health Care (1.4%)
Biotechnology (0.0%)
Amgen, Inc.
4.850%, 11/18/14	92,000	100,670
5.700%, 2/1/19	92,000	102,831
4.500%, 3/15/20	15,000	15,332

		218,833

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
1.800%, 3/15/13	12,000	12,152
4.625%, 3/15/15	92,000	100,098
4.250%, 3/15/20	31,000	31,461
Covidien International Finance S.A.
1.875%, 6/15/13	61,000	61,590
6.000%, 10/15/17	184,000	209,703
Medtronic, Inc.
3.000%, 3/15/15	615,000	632,812
St Jude Medical, Inc.
2.500%, 1/15/16	$355,000	$348,380
Stryker Corp.
3.000%, 1/15/15	31,000	31,766
4.375%, 1/15/20	31,000	31,852

		1,459,814

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.000%, 6/15/16	92,000	103,612
CIGNA Corp.
5.125%, 6/15/20	40,000	41,695
Express Scripts, Inc.
6.250%, 6/15/14	307,000	341,062
McKesson Corp.
6.500%, 2/15/14	154,000	172,670
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	36,153
4.125%, 9/15/20	520,000	501,238
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	28,098
UnitedHealth Group, Inc.
6.000%, 2/15/18	154,000	171,285
4.700%, 2/15/21	620,000	626,802
WellPoint, Inc.
6.000%, 2/15/14	154,000	170,679
7.000%, 2/15/19	307,000	363,886

		2,557,180

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	355,000	362,909
Life Technologies Corp.
5.000%, 1/15/21	375,000	374,949

		737,858

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	92,000	105,294
5.600%, 11/30/17	307,000	347,206
4.125%, 5/27/20	1,025,000	1,028,447
AstraZeneca plc
5.400%, 9/15/12	92,000	98,031
5.900%, 9/15/17	345,000	393,867
Bristol-Myers Squibb Co.
5.450%, 5/1/18	92,000	102,326
Eli Lilly and Co.
3.550%, 3/6/12	154,000	158,467
5.200%, 3/15/17	331,000	366,145
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	321,000	345,419
5.650%, 5/15/18	304,000	341,651
Hospira, Inc.
6.400%, 5/15/15	14,000	15,718
Johnson & Johnson
5.150%, 7/15/18	457,000	510,835
Merck & Co., Inc.
1.875%, 6/30/11	154,000	154,590
5.300%, 12/1/13	250,000	275,428
4.000%, 6/30/15	61,000	64,970
2.250%, 1/15/16	280,000	274,574
6.000%, 9/15/17	92,000	106,134
3.875%, 1/15/21	280,000	274,062
Novartis Capital Corp.
1.900%, 4/24/13	618,000	628,449
2.900%, 4/24/15	610,000	623,582
4.400%, 4/24/20	605,000	625,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Novartis Securities Investment Ltd.
5.125%, 2/10/19	$246,000	$266,294
Pfizer, Inc.
4.450%, 3/15/12	154,000	159,702
4.500%, 2/15/14	154,000	166,393
5.350%, 3/15/15	154,000	171,867
6.200%, 3/15/19	574,000	661,451
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	349,382
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	31,000	31,215
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	64,000	68,820
6.125%, 8/15/19	52,000	57,754
Wyeth
5.500%, 3/15/13	612,000	663,324
5.500%, 2/15/16	3,177,000	3,555,003

		12,992,220

Total Health Care		17,965,905

Industrials (1.1%)
Aerospace & Defense (0.3%)
Boeing Co.
5.125%, 2/15/13	195,000	209,320
3.500%, 2/15/15	215,000	225,440
3.750%, 11/20/16	200,000	209,388
6.000%, 3/15/19	154,000	177,192
4.875%, 2/15/20	199,000	212,641
General Dynamics Corp.
4.250%, 5/15/13	92,000	97,911
5.375%, 8/15/15	305,000	340,206
Goodrich Corp.
4.875%, 3/1/20	31,000	32,236
Honeywell International, Inc.
4.250%, 3/1/13	246,000	260,973
5.000%, 2/15/19	154,000	167,583
ITT Corp.
4.900%, 5/1/14	20,000	21,394
6.125%, 5/1/19	28,000	31,453
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	107,908
Northrop Grumman Corp.
3.700%, 8/1/14	46,000	48,139
5.050%, 8/1/19	26,000	27,594
Raytheon Co.
6.400%, 12/15/18	92,000	107,372
4.400%, 2/15/20	31,000	31,426
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	15,875
United Technologies Corp.
4.875%, 5/1/15	565,000	622,163
5.375%, 12/15/17	92,000	103,462
6.125%, 2/1/19	154,000	179,645

		3,229,321

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	154,000	190,957
United Parcel Service, Inc.
4.500%, 1/15/13	462,000	490,840
3.125%, 1/15/21	525,000	486,461

		1,168,258

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	$72,332	$83,181
Delta Air Lines, Inc.
7.750%, 12/17/19	89,811	98,455

		181,636

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	307,000	330,923
8.125%, 7/15/18	31,000	36,485

		367,408

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
7.125%, 5/15/16	61,000	63,669
Avery Dennison Corp.
5.375%, 4/15/20	31,000	32,201
Dartmouth College
4.750%, 6/1/19	15,000	15,980
Johns Hopkins University
5.250%, 7/1/19	69,000	75,966
Pitney Bowes, Inc.
4.750%, 1/15/16	461,000	478,720
5.750%, 9/15/17	71,000	76,269
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	153,458	159,138
8.600%, 8/15/16	77,000	87,994
Republic Services, Inc.
5.500%, 9/15/19	96,000	103,000
Vanderbilt University
5.250%, 4/1/19	77,000	84,575
Waste Management, Inc.
5.000%, 3/15/14	31,000	33,444
6.100%, 3/15/18	154,000	171,781
Yale University
2.900%, 10/15/14	77,000	79,541

		1,462,278

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	32,931
4.875%, 10/15/19	230,000	245,102

		278,033

Industrial Conglomerates (0.3%)
3M Co.
4.375%, 8/15/13	31,000	33,457
Cooper U.S., Inc.
5.250%, 11/15/12	31,000	32,976
General Electric Co.
5.000%, 2/1/13	2,531,000	2,696,545
5.250%, 12/6/17	230,000	250,470
Harsco Corp.
2.700%, 10/15/15	31,000	30,493
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	154,000	178,794
Tyco Electronics Group S.A.
6.000%, 10/1/12	138,000	147,099
Tyco International Finance S.A.
6.000%, 11/15/13	92,000	101,848
4.125%, 10/15/14	46,000	48,843
3.375%, 10/15/15	31,000	31,845
8.500%, 1/15/19	92,000	118,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	$320,000	$382,245

		4,053,303

Machinery (0.1%)
Danaher Corp.
5.625%, 1/15/18	154,000	170,348
Deere & Co.
4.375%, 10/16/19	271,000	282,260
Eaton Corp.
6.950%, 3/20/19	285,000	344,322
Snap-On, Inc.
6.125%, 9/1/21	61,000	66,460

		863,390

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	32,750

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	171,603
4.700%, 10/1/19	100,000	104,411
Canadian National Railway Co.
5.550%, 3/1/19	154,000	171,537
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	23,696
CSX Corp.
6.250%, 4/1/15	301,000	340,299
7.375%, 2/1/19	307,000	371,029
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	30,728
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	74,804
5.750%, 4/1/18	154,000	172,643
5.900%, 6/15/19	20,000	22,694
Ryder System, Inc.
3.600%, 3/1/16	61,000	61,628
Union Pacific Corp.
6.125%, 2/15/20	154,000	176,757
4.000%, 2/1/21	505,000	496,117

		2,217,946

Total Industrials		13,854,323

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	337,969
4.950%, 2/15/19	169,000	181,426
4.450%, 1/15/20	754,000	773,249
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	100,685
Nokia Oyj
5.375%, 5/15/19	154,000	157,289

		1,550,618

Computers & Peripherals (0.5%)
Dell, Inc.
3.375%, 6/15/12	17,000	17,501
5.625%, 4/15/14	61,000	67,307
2.300%, 9/10/15	490,000	479,052
5.875%, 6/15/19	31,000	34,003
Hewlett-Packard Co.
4.500%, 3/1/13	184,000	195,993
6.125%, 3/1/14	3,775,000	4,228,340
4.750%, 6/2/14	307,000	333,819
3.750%, 12/1/20	$660,000	$634,059

		5,990,074

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	31,000	33,262
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	48,683
Corning, Inc.
6.625%, 5/15/19	6,000	6,920
4.250%, 8/15/20	20,000	19,816

		108,681

IT Services (0.4%)
Computer Sciences Corp.
5.500%, 3/15/13	77,000	81,905
Fiserv, Inc.
3.125%, 10/1/15	380,000	378,187
International Business Machines Corp.
4.750%, 11/29/12	92,000	97,771
1.000%, 8/5/13	370,000	367,796
2.000%, 1/5/16	380,000	369,698
5.700%, 9/14/17	3,561,000	4,030,500
Western Union Co.
5.930%, 10/1/16	310,000	344,262

		5,670,119

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	29,000	33,902
4.250%, 2/15/15	77,000	81,054
6.350%, 5/15/18	92,000	104,022
5.625%, 12/15/19	406,000	436,299

		655,277

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	77,000	83,686
Maxim Integrated Products, Inc.
3.450%, 6/14/13	31,000	32,079

		115,765

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	31,674
4.750%, 2/1/20	38,000	38,545
Microsoft Corp.
0.875%, 9/27/13	285,000	282,968
2.950%, 6/1/14	58,000	60,366
2.500%, 2/8/16	285,000	284,737
4.200%, 6/1/19	54,000	56,076
4.000%, 2/8/21	280,000	281,121
Oracle Corp.
5.250%, 1/15/16	554,000	615,852
5.750%, 4/15/18	806,000	902,546

		2,553,885

Total Information Technology		16,644,419

Materials (1.2%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	62,220
Airgas, Inc.
2.850%, 10/1/13	31,000	31,446
Cabot Corp.
5.000%, 10/1/16	61,000	63,987
Dow Chemical Co.
7.600%, 5/15/14	2,733,000	3,158,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
8.550%, 5/15/19	$1,060,000	$1,339,887
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	207,000	223,370
3.250%, 1/15/15	77,000	79,850
5.250%, 12/15/16	201,000	223,975
6.000%, 7/15/18	353,000	402,572
4.625%, 1/15/20	31,000	32,072
3.625%, 1/15/21	235,000	223,157
Monsanto Co.
7.375%, 8/15/12	31,000	33,611
5.125%, 4/15/18	31,000	33,587
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	27,248
3.750%, 9/30/15	25,000	26,004
6.500%, 5/15/19	20,000	23,053
4.875%, 3/30/20	351,000	363,949
PPG Industries, Inc.
3.600%, 11/15/20	370,000	348,378
Praxair, Inc.
2.125%, 6/14/13	31,000	31,750
4.625%, 3/30/15	154,000	166,664
4.050%, 3/15/21	590,000	589,975
Rohm & Haas Co.
5.600%, 3/15/13	246,000	264,384
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	80,309
Valspar Corp.
7.250%, 6/15/19	61,000	70,041

		7,899,809

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	17,000	18,487
6.800%, 8/1/19	14,000	15,912
Packaging Corp. of America
5.750%, 8/1/13	267,000	286,103

		320,502

Metals & Mining (0.5%)
Alcoa, Inc.
6.000%, 7/15/13	92,000	100,395
6.750%, 7/15/18	307,000	339,919
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	58,277
ArcelorMittal S.A.
5.375%, 6/1/13	267,000	283,958
9.000%, 2/15/15	69,000	82,587
3.750%, 8/5/15	285,000	287,820
6.125%, 6/1/18	107,000	113,340
9.850%, 6/1/19	77,000	97,694
5.250%, 8/5/20	290,000	283,623
Barrick Gold Corp.
6.950%, 4/1/19	302,000	361,176
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	212,000	227,120
5.500%, 4/1/14	154,000	170,785
5.250%, 12/15/15	205,000	228,078
5.400%, 3/29/17	61,000	67,979
6.500%, 4/1/19	189,000	223,161
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	16,783
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	307,000	338,467
Newmont Mining Corp.
5.125%, 10/1/19	92,000	98,703
Nucor Corp.
5.750%, 12/1/17	$92,000	$104,104
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	272,000	298,189
8.950%, 5/1/14	97,000	116,695
1.875%, 11/2/15	315,000	303,211
6.500%, 7/15/18	92,000	105,928
9.000%, 5/1/19	154,000	202,374
3.500%, 11/2/20	320,000	298,304
Southern Copper Corp.
5.375%, 4/16/20	17,000	17,280
Teck Resources Ltd.
4.500%, 1/15/21	650,000	648,229
Vale Overseas Ltd.
6.250%, 1/11/16	585,000	654,732
6.250%, 1/23/17	154,000	171,422

		6,300,333

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	181,000	195,057
7.500%, 8/15/21	288,000	337,991

		533,048

Total Materials		15,053,692

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.5%)
AT&T Corp.
7.300%, 11/15/11	307,000	319,712
AT&T, Inc.
4.950%, 1/15/13	427,000	454,801
4.850%, 2/15/14	154,000	166,540
5.100%, 9/15/14	92,000	100,607
5.625%, 6/15/16	3,469,000	3,880,624
5.800%, 2/15/19	1,286,000	1,428,475
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	154,000	166,425
4.875%, 7/8/14	77,000	83,286
Embarq Corp.
7.082%, 6/1/16	457,000	519,696
France Telecom S.A.
4.375%, 7/8/14	154,000	165,422
5.375%, 7/8/19	345,000	379,232
Qwest Corp.
8.875%, 3/15/12	283,000	302,810
8.375%, 5/1/16	51,000	60,690
Telecom Italia Capital S.A.
5.250%, 11/15/13	242,000	255,538
6.175%, 6/18/14	61,000	65,495
5.250%, 10/1/15	244,000	252,555
7.175%, 6/18/19	236,000	257,979
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	330,000	333,152
4.949%, 1/15/15	40,000	42,205
6.421%, 6/20/16	3,094,000	3,438,047
5.877%, 7/15/19	60,000	63,094
5.134%, 4/27/20	81,000	80,591
5.462%, 2/16/21	370,000	374,703
Verizon Communications, Inc.
7.375%, 9/1/12	184,000	200,179
5.250%, 4/15/13	497,000	535,589
5.550%, 2/15/16	675,000	749,679
5.500%, 2/15/18	2,962,000	3,229,104
6.100%, 4/15/18	92,000	103,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.350%, 4/1/19	$654,000	$743,647

		18,752,988

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	365,283
5.625%, 11/15/17	154,000	169,616
5.000%, 3/30/20	355,000	366,039
American Tower Corp.
4.625%, 4/1/15	23,000	23,877
4.500%, 1/15/18	430,000	422,297
5.050%, 9/1/20	61,000	59,263
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	307,000	337,098
8.500%, 11/15/18	1,035,000	1,329,783
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	92,000	99,019
Rogers Communications, Inc.
6.800%, 8/15/18	514,000	600,883
Vodafone Group plc
5.000%, 12/16/13	272,000	295,146
4.150%, 6/10/14	123,000	130,400
5.750%, 3/15/16	265,000	295,915
5.625%, 2/27/17	184,000	203,304
5.450%, 6/10/19	271,000	296,114

		4,994,037

Total Telecommunication Services		23,747,025

Utilities (1.1%)
Electric Utilities (0.9%)
Ameren Energy Generating Co.
6.300%, 4/1/20	31,000	30,471
Arizona Public Service Co.
8.750%, 3/1/19	154,000	194,149
Baltimore Gas & Electric Co.
6.125%, 7/1/13	154,000	168,885
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	154,000	174,640
Columbus Southern Power Co.
5.500%, 3/1/13	92,000	98,787
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	47,315
Consolidated Edison Co. of New York, Inc. Series 02-B
7.125%, 12/1/18	307,000	370,743
Consumers Energy Co.
6.700%, 9/15/19	154,000	181,081
Duke Energy Carolinas LLC
7.000%, 11/15/18	154,000	184,564
Duke Energy Corp.
5.650%, 6/15/13	184,000	200,231
3.350%, 4/1/15	31,000	31,662
Duke Energy Indiana, Inc.
3.750%, 7/15/20	1,065,000	1,028,119
Duke Energy Ohio, Inc.
5.700%, 9/15/12	92,000	97,903
Exelon Corp.
4.900%, 6/15/15	447,000	469,751
Exelon Generation Co. LLC
6.200%, 10/1/17	154,000	170,589
5.200%, 10/1/19	465,000	471,238
FirstEnergy Corp. Series B
6.450%, 11/15/11	4,000	4,120
FirstEnergy Solutions Corp.
4.800%, 2/15/15	$501,000	$525,586
6.050%, 8/15/21	123,000	127,453
Florida Power Corp.
5.650%, 6/15/18	154,000	172,250
4.550%, 4/1/20	15,000	15,442
Georgia Power Co.
4.250%, 12/1/19	618,000	632,637
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	180,776
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	69,000	70,740
5.875%, 10/1/12	184,000	196,500
Nevada Power Co.
6.500%, 8/1/18	92,000	105,562
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,265
6.000%, 3/1/19	379,000	415,024
Northern States Power Co.
1.950%, 8/15/15	31,000	30,260
5.250%, 3/1/18	92,000	100,301
NSTAR
4.500%, 11/15/19	31,000	31,769
Ohio Power Co.
5.375%, 10/1/21	351,000	373,312
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	31,000	32,572
7.000%, 9/1/22	154,000	177,127
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	392,143
PacifiCorp
5.650%, 7/15/18	154,000	172,956
Portland General Electric Co.
6.100%, 4/15/19	77,000	87,986
PPL Energy Supply LLC
6.200%, 5/15/16	550,000	603,248
6.500%, 5/1/18	31,000	34,612
Progress Energy, Inc.
5.625%, 1/15/16	240,000	266,358
4.400%, 1/15/21	270,000	267,993
PSEG Power LLC
2.500%, 4/15/13	23,000	23,340
5.125%, 4/15/20	25,000	25,490
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	16,290
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	24,222
Public Service Electric & Gas Co.
5.375%, 9/1/13	92,000	100,723
5.300%, 5/1/18	154,000	169,165
Southern California Edison Co.
5.750%, 3/15/14	184,000	204,408
Southern Co.
5.300%, 1/15/12	154,000	159,474
4.150%, 5/15/14	23,000	24,333
Southern Natural Gas Co.
5.900%, 4/1/17§	154,000	171,342
Tampa Electric Co.
6.100%, 5/15/18	31,000	35,128
Union Electric Co.
6.700%, 2/1/19	442,000	510,085
Virginia Electric & Power Co. Series A
4.750%, 3/1/13	237,000	252,314
5.400%, 1/15/16	225,000	250,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Series B
5.000%, 6/30/19	$61,000	$65,003
Wisconsin Electric Power Co.
4.250%, 12/15/19	31,000	32,014
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	33,268

		11,048,838

Gas Utilities (0.0%)
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	64,896
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	171,341
4.500%, 1/15/21§	79,000	77,440

		313,677

Independent Power Producers & Energy Traders (0.0%)
Tennessee Valley Authority
5.500%, 7/18/17	184,000	210,835

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	32,230
Avista Corp.
5.125%, 4/1/22	35,000	36,405
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	100,622
8.875%, 1/15/19	154,000	196,574
5.200%, 8/15/19	239,000	254,755
DTE Energy Co.
7.625%, 5/15/14	23,000	26,423
6.350%, 6/1/16	92,000	103,430
National Grid plc
6.300%, 8/1/16	154,000	174,916
NiSource Finance Corp.
10.750%, 3/15/16	307,000	398,951
5.450%, 9/15/20	31,000	32,170
6.125%, 3/1/22	31,000	33,732
Sempra Energy
6.000%, 2/1/13	92,000	98,456
6.500%, 6/1/16	181,000	206,575
Xcel Energy, Inc.
4.700%, 5/15/20	615,000	633,170

		2,328,409

Total Utilities		13,901,759

Total Corporate Bonds		381,892,229

Government Securities (66.6%)
Agency ABS (9.8%)
Federal Farm Credit Bank
1.110%, 6/14/12	$61,000	61,095
2.620%, 6/15/15	31,000	31,139
Federal Home Loan Bank
1.125%, 5/18/12	154,000	155,184
1.750%, 8/22/12	23,494,000	23,873,076
4.500%, 11/15/12	614,000	650,777
1.625%, 3/20/13	154,000	156,334
1.875%, 6/21/13	154,000	156,941
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	61,000	61,466
1.375%, 1/9/13	614,000	620,769
1.125%, 1/14/13	154,000	154,098
0.750%, 3/28/13	37,850,000	37,785,012
1.300%, 7/26/13	184,000	183,594
1.150%, 8/23/13	31,000	30,872
2.125%, 10/7/13	$38,000	$38,011
1.400%, 11/18/13	61,000	60,922
1.625%, 1/21/14	31,000	31,064
1.450%, 2/24/14	61,000	60,713
1.350%, 3/28/14	61,000	60,528
2.875%, 2/9/15	230,000	238,180
2.375%, 7/28/15	154,000	153,749
2.250%, 8/12/15	31,000	30,864
2.000%, 8/25/15	31,000	30,480
2.125%, 8/25/15	61,000	60,185
Federal National Mortgage Association
5.375%, 11/15/11	16,700,000	17,227,419
1.000%, 4/4/12	200,000	201,253
1.250%, 6/22/12	154,000	155,420
1.750%, 2/22/13	614,000	624,276
1.100%, 4/29/13	61,000	60,863
1.375%, 7/19/13	154,000	154,102
1.250%, 7/29/13	123,000	122,790
1.350%, 8/16/13	31,000	30,916
1.250%, 8/23/13	123,000	122,964
1.200%, 9/27/13	92,000	91,582
1.125%, 9/30/13	921,000	919,953
1.125%, 10/8/13	61,000	60,431
1.000%, 10/15/13	61,000	60,402
1.350%, 2/24/14	61,000	60,919
1.550%, 8/12/14	61,000	60,196
1.750%, 8/18/14	31,000	30,907
2.150%, 8/4/15	31,000	30,742
2.000%, 8/5/15	61,000	60,379
2.125%, 8/5/15	31,000	30,555
2.000%, 8/24/15	61,000	60,089
1.875%, 10/15/15	61,000	60,084
2.000%, 3/28/16	31,000	30,153
2.250%, 3/28/16	31,000	30,644
2.375%, 4/11/16	38,200,000	38,079,288
2.350%, 9/23/16	31,000	30,473

		123,081,853

Foreign Governments (1.0%)
Canadian Government Bond
2.375%, 9/10/14	215,000	220,459
Export-Import Bank of Korea
8.125%, 1/21/14	2,756,000	3,159,272
Federative Republic of Brazil
10.250%, 6/17/13	307,000	365,944
6.000%, 1/17/17	2,355,000	2,646,667
8.000%, 1/15/18	298,666	350,933
8.875%, 10/14/19	246,000	324,105
Province of British Columbia
2.850%, 6/15/15	46,000	47,245
Province of Manitoba
5.000%, 2/15/12	184,000	190,973
Province of Nova Scotia
5.125%, 1/26/17	92,000	102,289
Province of Ontario
2.625%, 1/20/12	461,000	468,954
4.950%, 6/1/12	154,000	161,729
4.100%, 6/16/14	307,000	329,619
4.950%, 11/28/16	184,000	203,401
4.000%, 10/7/19	123,000	124,916
Province of Quebec
4.875%, 5/5/14	184,000	201,643
4.625%, 5/14/18	184,000	197,868
Republic of Chile
5.500%, 1/15/13	154,000	164,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Italy
4.375%, 6/15/13	$307,000	$323,486
5.250%, 9/20/16	399,000	424,620
Republic of Korea
5.750%, 4/16/14	154,000	167,789
7.125%, 4/16/19	154,000	181,513
Republic of Panama
5.200%, 1/30/20	462,000	489,720
Republic of Peru
8.375%, 5/3/16	230,000	282,325
7.125%, 3/30/19	77,000	90,860
Republic of Poland
5.000%, 10/19/15	307,000	323,714
6.375%, 7/15/19	43,000	47,848
Republic of South Africa
5.875%, 5/30/22	215,000	230,588
State of Israel
5.125%, 3/1/14	31,000	33,546
5.125%, 3/26/19	138,000	145,578
United Mexican States
6.375%, 1/16/13	92,000	100,050
5.875%, 2/17/14	230,000	253,115
5.625%, 1/15/17	338,000	372,814
5.950%, 3/19/19	307,000	342,152

		13,070,299

Municipal Bonds (0.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	31,000	31,634
6.918%, 4/1/40	31,000	31,705
6.263%, 4/1/49	92,000	92,464
7.043%, 4/1/50	61,000	62,252
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	61,000	59,111
City & County of Denver, Colorado
5.650%, 8/1/30	31,000	31,665
City of Chicago, Illinois
6.845%, 1/1/38	38,000	37,158
6.395%, 1/1/40	21,000	20,148
Clark County, Nevada Airport
6.881%, 7/1/42	61,000	60,319
Los Angeles, California Community College District
6.600%, 8/1/42	31,000	32,171
6.750%, 8/1/49	61,000	64,179
Los Angeles, California Unified School District
5.755%, 7/1/29	31,000	29,596
5.750%, 7/1/34	77,000	72,288
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	45,000	43,160
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	46,000	44,659
Metropolitan Transportation Authority
6.548%, 11/15/31	31,000	31,360
6.648%, 11/15/39	31,000	31,372
6.668%, 11/15/39	23,000	23,454
Metropolitan Washington Airports Authority
7.462%, 10/1/46	89,000	86,986
Municipal Electric Authority of Georgia
6.637%, 4/1/57	38,000	36,100
7.055%, 4/1/57	61,000	57,486
New Jersey Economic Development Authority
7.425%, 2/15/29	138,000	142,917
New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	$31,000	$30,929
New York City Municipal Water Finance Authority
5.724%, 6/15/42	38,000	37,598
6.011%, 6/15/42	11,000	11,255
New York City Transitional Finance Authority
5.508%, 8/1/37	92,000	89,520
New York State Dormitory Authority
5.500%, 3/15/30	31,000	30,386
5.600%, 3/15/40	31,000	30,000
New York State Urban Development Corp.
5.770%, 3/15/39	18,000	18,000
North Texas Tollway Authority
6.718%, 1/1/49	88,000	87,416
Ohio State University
4.910%, 6/1/40	61,000	55,819
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	69,000	62,061
5.561%, 12/1/49	92,000	82,663
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	18,000	16,089
San Diego County, California Water Authority
6.138%, 5/1/49	31,000	30,748
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	123,000	117,285
State of California
7.350%, 11/1/39	61,000	64,688
State of Georgia
4.503%, 11/1/25	31,000	30,867
State of Illinois
2.766%, 1/1/12	31,000	31,168
3.321%, 1/1/13	31,000	30,989
4.071%, 1/1/14	31,000	30,960
4.421%, 1/1/15	31,000	30,820
State of Massachusetts
5.456%, 12/1/39	77,000	76,255
State of New York
5.206%, 10/1/31	46,000	42,664
State of Washington
5.090%, 8/1/33	31,000	29,588
5.481%, 8/1/39	61,000	60,140
5.140%, 8/1/40	31,000	29,298
University of Texas
4.794%, 8/15/46	55,000	49,078
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	123,000	119,257

		2,447,725

Supranational (2.7%)
African Development Bank
1.875%, 1/23/12	307,000	310,442
3.000%, 5/27/14	3,017,000	3,143,062
Asian Development Bank
4.250%, 10/20/14	2,894,000	3,140,251
5.500%, 6/27/16	307,000	351,195
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	165,039
8.125%, 6/4/19	46,000	55,281
Eksportfinans ASA
5.500%, 5/25/16	1,055,000	1,184,456
European Investment Bank
1.750%, 9/14/12	307,000	311,593
3.250%, 5/15/13	307,000	320,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 7/15/13	$2,941,000	$3,145,104
3.000%, 4/8/14	307,000	319,933
3.125%, 6/4/14	154,000	161,113
2.875%, 1/15/15	307,000	317,732
4.875%, 1/17/17	1,814,000	2,009,428
5.125%, 5/30/17	399,000	447,703
Export Development Canada
1.750%, 9/24/12	307,000	311,862
3.500%, 5/16/13	2,984,000	3,139,956
Inter-American Development Bank
4.375%, 9/20/12	184,000	193,926
4.750%, 10/19/12	307,000	325,873
3.500%, 3/15/13	307,000	321,783
5.125%, 9/13/16	2,787,000	3,141,058
3.875%, 2/14/20	307,000	317,144
International Bank for Reconstruction & Development
2.000%, 4/2/12	614,000	623,801
5.000%, 4/1/16	2,804,000	3,141,114
International Finance Corp.
3.000%, 4/22/14	3,007,000	3,141,115
Japan Finance Corp.
4.250%, 6/18/13	184,000	195,767
Korea Development Bank
5.300%, 1/17/13	184,000	194,231
Nordic Investment Bank
3.625%, 6/17/13	2,979,000	3,146,363
Svensk Exportkredit AB
5.125%, 3/1/17	92,000	101,766

		33,679,055

U.S. Government Agencies (2.4%)
Federal Farm Credit Bank
1.125%, 10/3/11	61,000	61,260
1.875%, 12/7/12	92,000	93,769
2.625%, 4/17/14	307,000	318,238
Federal Home Loan Bank
4.875%, 11/18/11	614,000	631,591
2.250%, 4/13/12	614,000	625,764
1.875%, 6/20/12	154,000	156,588
1.625%, 11/21/12	200,000	202,996
5.125%, 8/14/13	399,000	436,709
4.000%, 9/6/13	491,000	523,747
5.250%, 6/18/14	1,228,000	1,369,658
5.500%, 8/13/14	399,000	451,299
4.750%, 12/16/16	154,000	170,556
4.875%, 5/17/17	461,000	513,018
5.000%, 11/17/17	614,000	688,643
5.500%, 7/15/36	92,000	99,583
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	184,000	185,062
2.125%, 3/23/12	921,000	936,622
2.000%, 4/27/12	123,000	123,155
1.750%, 6/15/12	307,000	311,758
4.125%, 12/21/12	1,536,000	1,624,374
2.500%, 4/8/13	307,000	307,137
3.750%, 6/28/13	307,000	326,252
4.500%, 1/15/14	1,536,000	1,669,489
2.500%, 4/23/14	307,000	316,692
5.000%, 7/15/14	614,000	680,913
4.750%, 11/17/15	921,000	1,020,356
5.500%, 7/18/16	307,000	351,349
5.000%, 4/18/17	123,000	137,758
5.125%, 11/17/17	768,000	865,133
4.250%, 12/12/18	307,000	313,461
3.750%, 3/27/19	$6,570,000	$6,772,376
Federal National Mortgage Association
1.000%, 11/23/11	180,000	180,839
2.000%, 1/9/12	921,000	932,946
5.000%, 2/16/12	798,000	830,160
1.875%, 4/20/12	230,000	233,559
1.750%, 8/10/12	614,000	623,819
1.750%, 12/28/12	61,000	61,180
4.625%, 10/15/13	1,597,000	1,734,021
2.750%, 2/5/14	921,000	956,916
3.000%, 9/16/14	307,000	321,271
2.625%, 11/20/14	230,000	237,228
4.375%, 10/15/15	921,000	1,004,792
5.000%, 2/13/17	307,000	343,250
5.000%, 5/11/17	491,000	549,590

		30,294,877

U.S. Treasuries (50.5%)
U.S. Treasury Bonds
11.250%, 2/15/15	522,000	709,757
8.125%, 8/15/19	1,013,000	1,391,055
3.625%, 2/15/20	35,035,800	35,988,354
8.500%, 2/15/20	1,228,000	1,733,495
8.750%, 8/15/20	1,413,000	2,035,713
7.875%, 2/15/21	768,000	1,057,920
8.125%, 5/15/21	461,000	645,976
8.125%, 8/15/21	307,000	431,431
8.000%, 11/15/21	1,474,000	2,058,532
7.250%, 8/15/22	307,000	410,037
U.S. Treasury Notes
4.750%, 1/31/12	1,536,000	1,593,241
1.375%, 2/15/12	4,311,000	4,351,920
4.875%, 2/15/12	1,013,000	1,053,560
0.875%, 2/29/12	6,865,000	6,900,904
1.375%, 3/15/12	1,536,000	1,551,420
1.000%, 3/31/12	6,861,000	6,906,831
1.375%, 4/15/12	614,000	620,572
1.000%, 4/30/12	6,865,000	6,912,437
1.375%, 5/15/12	5,116,000	5,172,956
0.750%, 5/31/12	6,550,000	6,577,641
4.750%, 5/31/12	1,536,000	1,613,640
1.875%, 6/15/12	34,301,000	34,907,956
0.625%, 6/30/12	6,240,000	6,256,099
1.500%, 7/15/12	4,515,000	4,576,729
0.625%, 7/31/12	5,885,000	5,898,359
4.625%, 7/31/12	184,000	194,156
1.750%, 8/15/12	4,950,000	5,035,853
4.375%, 8/15/12	614,000	646,762
0.375%, 8/31/12	5,525,000	5,515,718
4.125%, 8/31/12	307,000	322,602
1.375%, 9/15/12	5,251,000	5,315,204
0.375%, 9/30/12	5,615,000	5,600,962
1.375%, 10/15/12	5,986,000	6,059,424
0.375%, 10/31/12	5,455,000	5,436,889
1.375%, 11/15/12	6,190,000	6,265,927
4.000%, 11/15/12	1,013,000	1,068,358
0.500%, 11/30/12	5,085,000	5,074,276
1.125%, 12/15/12	6,020,000	6,067,504
0.625%, 12/31/12	5,470,000	5,465,301
3.625%, 12/31/12	1,228,000	1,291,607
0.625%, 1/31/13	5,470,000	5,460,170
3.875%, 2/15/13	1,628,000	1,724,662
2.750%, 2/28/13	1,228,000	1,274,913
1.375%, 3/15/13	5,801,000	5,868,292
1.750%, 4/15/13	5,400,000	5,502,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 4/30/13	$768,000	$804,900
1.375%, 5/15/13	5,445,000	5,504,568
3.500%, 5/31/13	614,000	649,161
1.125%, 6/15/13	4,775,000	4,798,493
3.375%, 6/30/13	1,228,000	1,295,827
1.000%, 7/15/13	1,536,000	1,538,396
3.375%, 7/31/13	921,000	973,094
4.250%, 8/15/13	4,260,000	4,589,153
3.125%, 8/31/13	1,536,000	1,615,199
3.125%, 9/30/13	1,321,000	1,389,527
2.750%, 10/31/13	9,386,000	9,792,968
0.500%, 11/15/13	4,530,000	4,461,697
4.250%, 11/15/13	9,228,000	9,992,918
1.000%, 1/15/14	5,015,000	4,990,316
1.750%, 1/31/14	2,918,000	2,963,821
4.000%, 2/15/14	4,043,000	4,368,652
1.875%, 2/28/14	31,825,000	32,414,272
1.750%, 3/31/14	9,880,000	10,022,025
1.875%, 4/30/14	4,536,000	4,614,319
4.750%, 5/15/14	1,843,000	2,039,250
2.250%, 5/31/14	4,399,000	4,522,379
2.625%, 6/30/14	4,945,000	5,138,938
2.625%, 7/31/14	5,397,000	5,606,134
4.250%, 8/15/14	1,720,000	1,880,848
2.375%, 8/31/14	5,948,000	6,122,722
2.375%, 9/30/14	6,081,000	6,256,303
2.375%, 10/31/14	6,058,000	6,226,964
4.250%, 11/15/14	1,536,000	1,682,521
2.125%, 11/30/14	6,491,000	6,609,156
2.625%, 12/31/14	6,080,000	6,294,697
2.250%, 1/31/15	5,990,000	6,113,544
4.000%, 2/15/15	4,358,000	4,733,198
2.375%, 2/28/15	6,550,000	6,709,689
2.500%, 3/31/15	6,430,000	6,613,384
2.500%, 4/30/15	6,295,000	6,466,639
2.125%, 5/31/15	41,825,000	42,282,565
1.875%, 6/30/15	4,850,000	4,847,347
1.750%, 7/31/15	4,660,000	4,625,050
4.250%, 8/15/15	6,840,000	7,507,434
1.250%, 8/31/15	5,445,000	5,277,397
1.250%, 9/30/15	8,865,000	8,573,421
1.250%, 10/31/15	8,690,000	8,385,172
1.375%, 11/30/15	8,550,000	8,279,469
2.125%, 12/31/15	15,000,000	15,003,510
2.000%, 1/31/16	8,150,000	8,090,782
2.125%, 2/29/16	10,670,000	10,636,656
3.125%, 10/31/16	4,565,000	4,725,843
3.125%, 1/31/17	4,530,000	4,674,394
2.750%, 12/31/17	4,545,000	4,524,052
2.625%, 1/31/18	4,550,000	4,486,373
3.500%, 2/15/18	6,615,000	6,886,321
4.000%, 8/15/18	6,430,000	6,879,097
3.750%, 11/15/18	7,706,000	8,096,116
2.750%, 2/15/19	8,508,000	8,313,243
3.125%, 5/15/19	8,735,000	8,734,319
3.625%, 8/15/19	8,585,000	8,874,744
3.375%, 11/15/19	7,411,000	7,492,062
3.500%, 5/15/20	7,420,000	7,520,318
2.625%, 8/15/20	10,325,000	9,686,141
2.625%, 11/15/20	10,315,000	9,625,184

		634,369,911

Total Government Securities		836,943,720

Total Long-Term Debt Securities (96.9%) (Cost $1,211,033,935)		$1,218,835,949

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.7%)
JPMorgan Chase Nassau
0.000%, 4/1/11 (Cost $21,036,662)	$21,036,662	$21,036,662

Total Investments (98.6%) (Cost $1,232,070,597)		1,239,872,611
Other Assets Less Liabilities (1.4%)		17,017,118

Net Assets (100%)		$1,256,889,729

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $2,527,780 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

Glossary:

ABS — Asset-Backed Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	3,469	June-11	$411,391,196	$412,919,406	$(1,528,210)
2 Year U.S. Treasury Notes	1,662	June-11	362,210,501	362,523,750	(313,249)
5 Year U.S. Treasury Notes	1,719	June-11	200,389,249	200,760,399	(371,150)

					$(2,212,609)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$19,171,055	$—	$19,171,055
Consumer Staples	—	31,329,322	—	31,329,322
Energy	—	24,524,093	—	24,524,093
Financials	—	205,700,636	—	205,700,636
Health Care	—	17,965,905	—	17,965,905
Industrials	—	13,854,323	—	13,854,323
Information Technology	—	16,644,419	—	16,644,419
Materials	—	15,053,692	—	15,053,692
Telecommunication Services	—	23,747,025	—	23,747,025
Utilities	—	13,901,759	—	13,901,759
Government Securities
Agency ABS	—	123,081,853	—	123,081,853
Foreign Governments	—	13,070,299	—	13,070,299
Municipal Bonds	—	2,447,725	—	2,447,725
Supranational	—	33,679,055	—	33,679,055
U.S. Government Agencies	—	30,294,877	—	30,294,877
U.S. Treasuries	—	634,369,911	—	634,369,911
Short-Term Investments	—	21,036,662	—	21,036,662

Total Assets	$—	$1,239,872,611	$—	$1,239,872,611

Liabilities:
Futures	$(2,212,609)	$—	$—	$(2,212,609)

Total Liabilities	$(2,212,609)	$—	$—	$(2,212,609)

Total	$(2,212,609)	$1,239,872,611	$—	$1,237,660,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$425,660,522
Long-term U.S. Treasury securities	458,322,597

$883,983,119

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$450,059,835
Long-term U.S. Treasury securities	170,932,980

$620,992,815

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,834,008
Aggregate gross unrealized depreciation	(5,070,054)

Net unrealized appreciation	$7,763,954

Federal income tax cost of investments	$1,232,108,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.6%)
AGL Energy Ltd.	58,682	$868,584
Alumina Ltd.	319,752	813,609
Amcor Ltd.	147,234	1,075,178
AMP Ltd.	245,370	1,378,126
Asciano Ltd.	331,058	595,828
ASX Ltd.	20,292	722,442
Australia & New Zealand Banking Group Ltd.	309,024	7,610,604
AXA Asia Pacific Holdings Ltd.(b)†‡	128,979	868,535
Bendigo and Adelaide Bank Ltd.	46,801	461,334
BGP Holdings plc(b)*†	810,676	—
BHP Billiton Ltd.	405,875	19,546,670
Billabong International Ltd.	25,523	199,318
BlueScope Steel Ltd.	213,961	437,088
Boral Ltd.	79,454	410,916
Brambles Ltd.	169,706	1,242,791
Caltex Australia Ltd.	17,256	278,440
CFS Retail Property Trust (REIT)	247,451	470,950
Coca-Cola Amatil Ltd.	72,862	884,783
Cochlear Ltd.	7,488	642,775
Commonwealth Bank of Australia	188,122	10,196,201
Computershare Ltd.	50,303	481,806
Crown Ltd.	54,884	462,670
CSL Ltd.	66,344	2,451,897
CSR Ltd.	63,970	217,029
Dexus Property Group (REIT)	570,943	501,972
Fairfax Media Ltd.	277,236	369,919
Fortescue Metals Group Ltd.	158,991	1,054,140
Foster’s Group Ltd.	228,537	1,352,135
Goodman Fielder Ltd.	173,593	220,854
Goodman Group (REIT)	705,176	499,638
GPT Group (REIT)	223,889	727,160
Harvey Norman Holdings Ltd.	74,309	230,585
Incitec Pivot Ltd.	188,247	843,109
Insurance Australia Group Ltd.	264,827	983,386
Leighton Holdings Ltd.	16,430	501,164
Lend Lease Group	62,862	589,743
MacArthur Coal Ltd.	20,153	241,805
Macquarie Group Ltd.	41,630	1,575,996
MAp Group	44,962	141,380
Metcash Ltd.	103,532	445,487
Mirvac Group (REIT)	383,233	493,514
National Australia Bank Ltd.	257,549	6,886,332
Newcrest Mining Ltd.	92,954	3,828,572
OneSteel Ltd.	172,649	435,734
Orica Ltd.	45,554	1,242,522
Origin Energy Ltd.	142,608	2,392,557
OZ Minerals Ltd.	412,827	681,077
Paladin Energy Ltd.*	88,670	331,094
Qantas Airways Ltd.*	122,474	276,165
QBE Insurance Group Ltd.	125,308	2,290,250
QR National Ltd.*	200,807	695,811
Ramsay Health Care Ltd.	14,878	293,777
Rio Tinto Ltd.	53,482	4,688,294
Santos Ltd.	99,615	1,602,222
Sonic Healthcare Ltd.	47,755	591,757
SP AusNet	128,237	116,725
Stockland Corp., Ltd. (REIT)	279,105	1,071,048
Suncorp Group Ltd.	151,325	1,327,315
TABCORP Holdings Ltd.	89,523	693,560
Tatts Group Ltd.	167,323	404,985
Telstra Corp., Ltd.	520,099	1,517,060
Toll Holdings Ltd.	81,114	$497,529
Transurban Group	155,667	864,646
Wesfarmers Ltd.	121,956	4,008,894
Wesfarmers Ltd. (PPS)	19,753	657,691
Westfield Group (REIT)	261,162	2,523,041
Westfield Retail Trust (REIT)	349,181	946,279
Westpac Banking Corp.	361,649	9,101,163
Woodside Petroleum Ltd.	75,196	3,640,056
Woolworths Ltd.	148,695	4,134,216
WorleyParsons Ltd.	22,886	733,363

		121,563,296

Austria (0.2%)
Erste Group Bank AG	22,100	1,115,153
Immofinanz AG*	116,095	524,192
OMV AG	17,264	780,238
Raiffeisen Bank International AG	6,775	375,996
Telekom Austria AG	39,432	576,713
Verbund AG	8,613	382,669
Vienna Insurance Group AG	5,312	303,385
Voestalpine AG	13,234	621,360

		4,679,706

Belgium (0.5%)
Ageas	267,239	759,356
Anheuser-Busch InBev N.V.	86,687	4,938,069
Anheuser-Busch InBev N.V. (VVPR)*	14,910	106
Bekaert S.A.	4,556	519,705
Belgacom S.A.	19,732	764,401
Cie Nationale a Portefeuille	3,669	252,576
Colruyt S.A.	8,620	453,956
Delhaize Group S.A.	11,880	967,248
Dexia S.A.*	64,929	252,864
Groupe Bruxelles Lambert S.A.	10,286	960,500
KBC Groep N.V.*	20,240	761,133
Mobistar S.A.	2,943	204,036
Solvay S.A.	7,455	883,147
UCB S.A.	13,052	495,635
Umicore S.A.	13,782	683,517

		12,896,249

Bermuda (0.0%)
Seadrill Ltd.	34,482	1,247,032

China (0.0%)
Foxconn International Holdings Ltd.*	269,551	161,830
Yangzijiang Shipbuilding Holdings Ltd.	231,999	333,136

		494,966

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	95,589	346,800

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	71	652,484
A. P. Moller - Maersk A/S, Class B	156	1,467,429
Carlsberg A/S, Class B	12,719	1,369,519
Coloplast A/S, Class B	2,816	407,852
Danske Bank A/S*	73,246	1,621,904
DSV A/S	23,464	579,331
Novo Nordisk A/S, Class B	50,655	6,364,129
Novozymes A/S, Class B	5,599	857,218
Pandora A/S*	7,089	361,780
Tryg A/S	3,593	211,297
Vestas Wind Systems A/S*	24,553	1,064,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
William Demant Holding A/S*	2,942	$254,766

		15,212,674

Finland (0.6%)
Elisa Oyj	14,502	319,176
Fortum Oyj*	53,733	1,824,564
Kesko Oyj, Class B*	8,682	406,036
Kone Oyj, Class B	19,882	1,143,977
Metso Oyj	14,809	796,259
Neste Oil Oyj	17,815	367,350
Nokia Oyj	456,554	3,904,816
Nokian Renkaat Oyj	13,117	558,240
Orion Oyj, Class B*	9,399	228,043
Outokumpu Oyj	13,619	235,856
Pohjola Bank plc, Class A	17,209	234,618
Rautaruukki Oyj	11,570	277,437
Sampo Oyj, Class A	51,956	1,657,457
Sanoma Oyj	9,914	224,381
Stora Enso Oyj, Class R	66,869	796,515
UPM-Kymmene Oyj*	61,717	1,304,983
Wartsila Oyj	19,154	747,846

		15,027,554

France (5.1%)
Accor S.A.	17,170	771,488
Aeroports de Paris S.A.	3,164	291,461
Air France-KLM*	15,859	264,086
Air Liquide S.A.	34,219	4,546,907
Alcatel-Lucent*	274,861	1,577,998
Alstom S.A.	24,510	1,449,342
Atos Origin S.A.*	4,920	288,492
AXA S.A.‡	211,447	4,418,526
bioMerieux S.A.	1,543	161,841
BNP Paribas S.A.	115,713	8,463,445
Bouygues S.A.	27,056	1,299,278
Bureau Veritas S.A.	6,575	516,409
Cap Gemini S.A.	17,149	996,082
Carrefour S.A.	72,413	3,205,965
Casino Guichard Perrachon S.A.	7,202	681,704
Christian Dior S.A.	7,690	1,082,525
Cie de Saint-Gobain S.A.	48,180	2,950,067
Cie Generale de Geophysique-Veritas*	18,651	672,567
Cie Generale des Etablissements Michelin, Class B	20,900	1,765,321
Cie Generale d’Optique Essilor International S.A.	24,082	1,788,360
CNP Assurances S.A.	19,852	421,451
Credit Agricole S.A.	113,856	1,868,511
Danone S.A.	69,860	4,563,663
Dassault Systemes S.A.	6,953	534,371
Edenred*	17,893	539,998
EDF S.A.	30,935	1,281,036
Eiffage S.A.	5,461	328,070
Eramet S.A.	734	271,291
Eurazeo S.A.	3,021	236,246
Eutelsat Communications S.A.	13,375	534,248
Fonciere des Regions (REIT)	3,387	360,916
France Telecom S.A.	225,523	5,053,053
GDF Suez S.A.	150,949	6,150,342
Gecina S.A. (REIT)	2,516	347,012
Groupe Eurotunnel S.A. (Registered)	61,759	657,049
ICADE (REIT)	2,970	366,527
Iliad S.A.	2,243	268,925
Imerys S.A.	5,004	366,852
J.C. Decaux S.A.*	9,269	311,061
Klepierre S.A. (REIT)	12,151	493,192
Lafarge S.A.	24,181	$1,508,364
Lagardere S.C.A	13,680	584,042
Legrand S.A.	18,711	778,413
L’Oreal S.A.	29,131	3,393,582
LVMH Moet Hennessy Louis Vuitton S.A.	29,637	4,691,574
Metropole Television S.A.	9,352	244,397
Natixis S.A.*	106,095	600,078
Neopost S.A.	3,406	298,356
PagesJaunes Groupe S.A.	11,858	118,762
Pernod-Ricard S.A.	23,812	2,223,886
Peugeot S.A.*	17,718	700,065
PPR S.A.	9,408	1,441,966
Publicis Groupe S.A.	14,521	814,420
Renault S.A.*	23,723	1,311,525
Safran S.A.	21,890	773,701
Sanofi-Aventis S.A.	126,897	8,897,506
Schneider Electric S.A.	29,315	5,010,353
SCOR SE	22,351	608,651
Societe BIC S.A.	3,804	338,125
Societe Generale S.A.	76,798	4,990,228
Societe Television Francaise 1 S.A.	16,309	299,430
Sodexo S.A.	12,240	893,867
Suez Environnement Co. S.A.	30,796	637,204
Technip S.A.	11,974	1,276,959
Thales S.A.	11,759	469,032
Total S.A.	256,495	15,614,345
Unibail-Rodamco S.A. (REIT)	11,090	2,402,305
Vallourec S.A.	13,449	1,508,783
Veolia Environnement S.A.	41,551	1,291,961
Vinci S.A.	53,394	3,336,668
Vivendi S.A.	149,439	4,267,467

		133,471,693

Germany (4.5%)
Adidas AG	24,943	1,571,449
Allianz SE (Registered)	55,233	7,751,693
Axel Springer AG	1,702	275,097
BASF SE	111,871	9,675,915
Bayer AG (Registered)	100,802	7,805,684
Bayerische Motoren Werke (BMW) AG	39,700	3,305,442
Bayerische Motoren Werke (BMW) AG (Preference)	6,384	361,941
Beiersdorf AG	12,118	739,582
Brenntag AG*	3,544	393,567
Celesio AG	7,968	195,695
Commerzbank AG*	102,100	795,684
Continental AG*	5,855	528,315
Daimler AG (Registered)*	109,762	7,754,402
Deutsche Bank AG (Registered)	111,825	6,574,476
Deutsche Boerse AG	23,513	1,784,426
Deutsche Lufthansa AG (Registered)*	26,251	556,370
Deutsche Post AG (Registered)	105,144	1,895,408
Deutsche Telekom AG (Registered)	344,478	5,306,671
E.ON AG	217,846	6,653,161
Fraport AG	4,805	352,127
Fresenius Medical Care AG & Co. KGaA	24,304	1,632,284
Fresenius SE & Co. KGaA	13,495	1,248,296
GEA Group AG	21,149	696,558
Hannover Rueckversicherung AG (Registered)	8,287	452,450
HeidelbergCement AG	17,392	1,214,774
Henkel AG & Co. KGaA	16,814	878,449
Henkel AG & Co. KGaA (Preference)	22,594	1,399,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hochtief AG	5,195	$558,803
Infineon Technologies AG	134,023	1,374,197
K+S AG	17,173	1,296,463
Kabel Deutschland Holding AG*	6,206	328,938
Lanxess AG	9,820	734,534
Linde AG	20,388	3,220,222
MAN SE	12,577	1,568,523
Merck KGaA	7,516	678,299
Metro AG	15,475	1,057,411
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	22,907	3,603,482
Porsche Automobil Holding SE (Preference)	14,637	958,560
ProSiebenSat.1 Media AG (Preference)	8,676	253,966
Puma AG Rudolf Dassler Sport	641	187,999
RWE AG	50,885	3,241,174
RWE AG (Preference)	4,173	253,414
Salzgitter AG	4,730	373,377
SAP AG	104,352	6,388,747
Siemens AG (Registered)	99,511	13,638,720
Suedzucker AG	7,064	197,018
ThyssenKrupp AG	40,040	1,635,949
TUI AG*	13,324	159,238
United Internet AG (Registered)	15,880	285,815
Volkswagen AG	3,579	549,315
Volkswagen AG (Preference)	20,689	3,355,726
Wacker Chemie AG	1,718	386,395

		118,085,805

Greece (0.1%)
Alpha Bank AE*	56,741	365,881
Coca Cola Hellenic Bottling Co. S.A.	23,469	630,282
EFG Eurobank Ergasias S.A.*	40,150	250,362
Hellenic Telecommunications Organization S.A.	32,534	363,325
National Bank of Greece S.A.*	118,866	1,056,225
OPAP S.A.	28,417	608,518
Public Power Corp. S.A.	12,705	220,748

		3,495,341

Hong Kong (1.4%)
AIA Group Ltd.*	949,300	2,922,876
ASM Pacific Technology Ltd.	21,177	265,851
Bank of East Asia Ltd.	176,721	750,863
BOC Hong Kong Holdings Ltd.	437,423	1,425,545
Cathay Pacific Airways Ltd.	137,368	329,180
Cheung Kong Holdings Ltd.	169,508	2,763,190
Cheung Kong Infrastructure Holdings Ltd.	53,113	250,934
CLP Holdings Ltd.	240,128	1,941,757
Esprit Holdings Ltd.	137,800	632,439
Hang Lung Group Ltd.	92,000	569,489
Hang Lung Properties Ltd.	297,111	1,300,580
Hang Seng Bank Ltd.	96,332	1,555,470
Henderson Land Development Co., Ltd.	138,496	959,682
Hong Kong & China Gas Co., Ltd.	522,521	1,253,478
Hong Kong Exchanges and Clearing Ltd.	123,922	2,692,381
Hopewell Holdings Ltd.	58,862	176,695
Hutchison Whampoa Ltd.	258,533	3,061,096
Hysan Development Co., Ltd.	76,907	316,386
Kerry Properties Ltd.	88,324	441,702
Li & Fung Ltd.	340,325	1,743,506
Lifestyle International Holdings Ltd.	63,250	151,405
Link REIT	256,119	801,756
MTR Corp.	186,516	$690,573
New World Development Ltd.	293,631	518,669
Noble Group Ltd.	447,130	759,110
NWS Holdings Ltd.	162,371	248,403
Orient Overseas International Ltd.	23,205	243,579
PCCW Ltd.	483,065	201,211
Power Assets Holdings Ltd.	163,165	1,090,766
Shangri-La Asia Ltd.	190,635	492,606
Sino Land Co., Ltd.	313,735	557,407
SJM Holdings Ltd.	182,700	319,902
Sun Hung Kai Properties Ltd.	170,108	2,694,243
Swire Pacific Ltd., Class A	97,312	1,426,174
Wharf Holdings Ltd.	185,139	1,276,936
Wheelock & Co., Ltd.	122,774	460,883
Wing Hang Bank Ltd.	23,351	274,981
Yue Yuen Industrial Holdings Ltd.	85,337	271,528

		37,833,232

Ireland (0.3%)
Anglo Irish Bank Corp., Ltd.(b)*†	52,563	—
Bank of Ireland*	641,182	199,910
CRH plc (BATS Europe Exchange)	56,523	1,296,089
CRH plc (London Stock Exchange)	30,276	695,096
Elan Corp. plc*	64,987	447,143
Experian plc	123,557	1,530,182
James Hardie Industries SE (CDI)*	53,704	338,847
Kerry Group plc (Chi-X Alt TS Exchange), Class A	10,964	408,188
Kerry Group plc (Euro Comp Exchange), Class A	6,912	257,627
Ryanair Holdings plc (ADR)	5,987	166,439
Shire plc	68,328	1,985,069
WPP plc	149,863	1,847,553

		9,172,143

Israel (0.4%)
Bank Hapoalim B.M.*	116,790	607,399
Bank Leumi Le-Israel B.M.	139,481	714,188
Bezeq Israeli Telecommunication Corp., Ltd.	205,258	608,652
Cellcom Israel Ltd.	5,535	181,624
Delek Group Ltd.	424	114,764
Elbit Systems Ltd.	2,840	158,147
Israel Chemicals Ltd.	52,575	865,612
Israel Corp., Ltd.*	265	317,520
Israel Discount Bank Ltd., Class A*	84,900	179,034
Makhteshim-Agan Industries Ltd.*	19,816	104,824
Mizrahi Tefahot Bank Ltd.	14,825	167,408
NICE Systems Ltd.*	7,105	262,335
Partner Communications Co., Ltd.	9,555	181,642
Teva Pharmaceutical Industries Ltd.	112,512	5,644,593

		10,107,742

Italy (1.5%)
A2A S.p.A.	140,724	227,953
Assicurazioni Generali S.p.A.	141,531	3,064,828
Atlantia S.p.A.	36,374	833,551
Autogrill S.p.A.*	13,840	194,866
Banca Carige S.p.A.	77,716	184,042
Banca Monte dei Paschi di Siena S.p.A.*	289,697	361,497
Banco Popolare S.c.a.r.l.	180,743	538,937
Enel Green Power S.p.A.*	196,612	545,574
Enel S.p.A.	790,420	4,982,575
ENI S.p.A.	317,426	7,796,007
Exor S.p.A.	7,964	245,032
Fiat Industrial S.p.A.*	91,731	1,316,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Fiat S.p.A.	91,731	$830,708
Finmeccanica S.p.A.	48,597	611,580
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	127,543	337,106
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	934,711	2,765,916
Luxottica Group S.p.A.	15,743	514,045
Mediaset S.p.A.	86,812	551,666
Mediobanca S.p.A.	53,754	550,021
Parmalat S.p.A.	210,324	704,640
Pirelli & C. S.p.A.	23,719	208,410
Prysmian S.p.A.	24,686	529,673
Saipem S.p.A.	31,461	1,672,441
Snam Rete Gas S.p.A.	167,250	940,048
Telecom Italia S.p.A.	1,111,467	1,709,061
Telecom Italia S.p.A. (RNC)	771,730	1,037,917
Terna Rete Elettrica Nazionale S.p.A.	149,114	713,854
UniCredit S.p.A.	1,638,602	4,049,963
Unione di Banche Italiane S.c.p.A.	74,903	640,100

		38,658,923

Japan (10.6%)
77 Bank Ltd.	35,541	178,602
ABC-Mart, Inc.	2,760	100,373
Advantest Corp.	19,802	356,617
Aeon Co., Ltd.	71,448	828,034
Aeon Credit Service Co., Ltd.	8,162	112,353
Aeon Mall Co., Ltd.	10,438	224,120
Air Water, Inc.	14,000	170,498
Aisin Seiki Co., Ltd.	24,662	856,262
Ajinomoto Co., Inc.	84,832	884,219
Alfresa Holdings Corp.	4,034	154,949
All Nippon Airways Co., Ltd.	100,698	300,230
Amada Co., Ltd.	44,852	374,216
Aozora Bank Ltd.	72,082	162,917
Asahi Breweries Ltd.	45,213	751,738
Asahi Glass Co., Ltd.	122,248	1,537,285
Asahi Kasei Corp.	160,922	1,085,324
Asics Corp.	19,052	254,699
Astellas Pharma, Inc.	53,870	1,994,705
Bank of Kyoto Ltd.	41,918	370,902
Bank of Yokohama Ltd.	141,300	670,997
Benesse Holdings, Inc.	8,426	344,921
Bridgestone Corp.	76,636	1,605,873
Brother Industries Ltd.	30,185	443,449
Canon Marketing Japan, Inc.	6,538	81,194
Canon, Inc.	136,570	5,943,537
Casio Computer Co., Ltd.	32,373	256,088
Central Japan Railway Co.	177	1,402,296
Chiba Bank Ltd.	86,328	483,636
Chiyoda Corp.	16,000	146,574
Chubu Electric Power Co., Inc.	79,146	1,760,280
Chugai Pharmaceutical Co., Ltd.	25,253	434,747
Chugoku Bank Ltd.	21,489	243,876
Chugoku Electric Power Co., Inc.	37,238	688,531
Chuo Mitsui Trust Holdings, Inc.	374,802	1,329,245
Citizen Holdings Co., Ltd.	35,211	202,766
Coca-Cola West Co., Ltd.	4,589	87,444
Cosmo Oil Co., Ltd.	60,778	189,246
Credit Saison Co., Ltd.	20,784	334,323
Dai Nippon Printing Co., Ltd.	70,838	862,694
Daicel Chemical Industries Ltd.	32,045	197,633
Daido Steel Co., Ltd.	33,481	190,388
Daihatsu Motor Co., Ltd.	23,800	346,785
Dai-ichi Life Insurance Co., Ltd.	1,064	1,605,338
Daiichi Sankyo Co., Ltd.	80,513	1,554,507
Daikin Industries Ltd.	27,477	$822,857
Dainippon Sumitomo Pharma Co., Ltd.	15,608	145,422
Daito Trust Construction Co., Ltd.	9,062	624,252
Daiwa House Industry Co., Ltd.	58,342	716,825
Daiwa Securities Group, Inc.	196,824	903,904
DeNA Co., Ltd.	9,646	348,476
Denki Kagaku Kogyo KK	51,282	252,773
Denso Corp.	58,888	1,953,966
Dentsu, Inc.	21,922	565,840
Dowa Holdings Co., Ltd.	24,608	153,245
East Japan Railway Co.	41,032	2,281,474
Eisai Co., Ltd.	31,946	1,146,031
Electric Power Development Co., Ltd.	14,397	443,437
Elpida Memory, Inc.*	22,161	285,338
FamilyMart Co., Ltd.	7,696	289,132
FANUC Corp.	23,156	3,504,857
Fast Retailing Co., Ltd.	6,184	773,929
Fuji Electric Holdings Co., Ltd.	78,712	248,873
Fuji Heavy Industries Ltd.	77,520	499,528
Fuji Media Holdings, Inc.	43	60,173
Fujifilm Holdings Corp.	55,732	1,725,963
Fujitsu Ltd.	222,258	1,255,846
Fukuoka Financial Group, Inc.	84,017	349,482
Furukawa Electric Co., Ltd.	81,712	330,070
Gree, Inc.	9,781	164,036
GS Yuasa Corp.	41,037	272,824
Gunma Bank Ltd.	48,726	258,333
Hachijuni Bank Ltd.	51,684	297,627
Hakuhodo DY Holdings, Inc.	2,444	128,987
Hamamatsu Photonics KK	8,100	320,864
Hankyu Hanshin Holdings, Inc.	142,552	658,090
Hino Motors Ltd.	27,170	132,943
Hirose Electric Co., Ltd.	4,234	456,079
Hiroshima Bank Ltd.	61,720	267,864
Hisamitsu Pharmaceutical Co., Inc.	7,233	291,737
Hitachi Chemical Co., Ltd.	13,612	276,724
Hitachi Construction Machinery Co., Ltd.	11,987	300,179
Hitachi High-Technologies Corp.	8,282	165,182
Hitachi Ltd.	549,589	2,860,929
Hitachi Metals Ltd.	21,614	272,319
Hokkaido Electric Power Co., Inc.	21,832	423,359
Hokuhoku Financial Group, Inc.	167,048	325,340
Hokuriku Electric Power Co.	20,762	470,253
Honda Motor Co., Ltd.	198,296	7,449,808
Hoya Corp.	53,398	1,218,435
Ibiden Co., Ltd.	16,566	523,189
Idemitsu Kosan Co., Ltd.	2,410	282,200
IHI Corp.	142,166	346,955
INPEX Corp.	264	2,002,693
Isetan Mitsukoshi Holdings Ltd.	47,132	424,403
Isuzu Motors Ltd.	155,862	616,477
Ito En Ltd.	4,589	79,941
ITOCHU Corp.	179,968	1,884,493
ITOCHU Techno-Solutions Corp.	2,975	96,317
Iyo Bank Ltd.	30,422	253,456
J. Front Retailing Co., Ltd.	63,332	263,439
Japan Petroleum Exploration Co.	3,590	179,543
Japan Prime Realty Investment Corp. (REIT)	77	207,913
Japan Real Estate Investment Corp. (REIT)	63	596,069
Japan Retail Fund Investment Corp. (REIT)	186	291,142
Japan Steel Works Ltd.	34,978	273,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Tobacco, Inc.	559	$2,019,470
JFE Holdings, Inc.	57,624	1,686,184
JGC Corp.	25,674	600,953
Joyo Bank Ltd.	72,520	285,093
JS Group Corp.	29,777	773,243
JSR Corp.	20,182	404,950
JTEKT Corp.	27,318	355,351
Jupiter Telecommunications Co., Ltd.	254	249,481
JX Holdings, Inc.	273,071	1,838,420
Kajima Corp.	112,261	314,460
Kamigumi Co., Ltd.	25,296	216,223
Kaneka Corp.	37,356	260,028
Kansai Electric Power Co., Inc.	91,077	1,982,934
Kansai Paint Co., Ltd.	25,548	221,449
Kao Corp.	65,133	1,624,801
Kawasaki Heavy Industries Ltd.	162,160	713,520
Kawasaki Kisen Kaisha Ltd.	75,838	279,902
KDDI Corp.	351	2,173,179
Keikyu Corp.	59,534	428,719
Keio Corp.	76,653	458,001
Keisei Electric Railway Co., Ltd.	28,784	165,063
Keyence Corp.	5,221	1,336,320
Kikkoman Corp.	19,883	187,404
Kinden Corp.	13,304	121,076
Kintetsu Corp.	187,020	600,317
Kirin Holdings Co., Ltd.	101,609	1,335,160
Kobe Steel Ltd.	320,905	833,319
Koito Manufacturing Co., Ltd.	10,000	160,255
Komatsu Ltd.	114,428	3,886,260
Konami Corp.	9,912	183,511
Konica Minolta Holdings, Inc.	54,564	457,215
Kubota Corp.	136,492	1,286,484
Kuraray Co., Ltd.	39,508	509,168
Kurita Water Industries Ltd.	13,686	404,591
Kyocera Corp.	19,596	1,985,986
Kyowa Hakko Kirin Co., Ltd.	27,733	260,059
Kyushu Electric Power Co., Inc.	44,412	867,630
Lawson, Inc.	6,820	328,783
Mabuchi Motor Co., Ltd.	2,711	129,064
Makita Corp.	12,854	598,040
Marubeni Corp.	195,598	1,408,550
Marui Group Co., Ltd.	25,114	162,133
Maruichi Steel Tube Ltd.	4,038	99,761
Matsui Securities Co., Ltd.	12,936	70,294
Mazda Motor Corp.	174,621	384,175
McDonald’s Holdings Co. Japan Ltd.	6,960	168,017
Medipal Holdings Corp.	18,778	166,153
MEIJI Holdings Co., Ltd.	7,582	304,902
Minebea Co., Ltd.	37,289	205,766
Miraca Holdings, Inc.	6,400	245,059
Mitsubishi Chemical Holdings Corp.	158,641	997,466
Mitsubishi Corp.	163,316	4,533,501
Mitsubishi Electric Corp.	234,413	2,767,415
Mitsubishi Estate Co., Ltd.	145,448	2,460,271
Mitsubishi Gas Chemical Co., Inc.	49,717	356,829
Mitsubishi Heavy Industries Ltd.	379,744	1,743,955
Mitsubishi Logistics Corp.	13,244	148,075
Mitsubishi Materials Corp.	146,181	495,588
Mitsubishi Motors Corp.*	474,782	582,204
Mitsubishi Tanabe Pharma Corp.	30,110	488,681
Mitsubishi UFJ Financial Group, Inc.	1,544,714	7,131,163
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,650	306,717
Mitsui & Co., Ltd.	210,346	3,770,448
Mitsui Chemicals, Inc.	98,712	348,898
Mitsui Engineering & Shipbuilding Co., Ltd.	96,142	$230,010
Mitsui Fudosan Co., Ltd.	100,573	1,660,095
Mitsui Mining & Smelting Co., Ltd.	58,879	204,569
Mitsui O.S.K. Lines Ltd.	135,425	779,858
Mitsumi Electric Co., Ltd.	10,800	143,732
Mizuho Financial Group, Inc.	2,461,744	4,084,163
Mizuho Securities Co., Ltd.	72,584	192,848
Mizuho Trust & Banking Co., Ltd.	177,412	159,965
MS&AD Insurance Group Holdings, Inc.	66,104	1,505,181
Murata Manufacturing Co., Ltd.	24,529	1,766,395
Nabtesco Corp.	11,200	281,683
Namco Bandai Holdings, Inc.	19,181	209,151
NEC Corp.*	303,258	659,891
NGK Insulators Ltd.	29,733	531,534
NGK Spark Plug Co., Ltd.	20,539	280,504
NHK Spring Co., Ltd.	16,925	167,663
Nidec Corp.	13,754	1,190,536
Nikon Corp.	38,141	786,389
Nintendo Co., Ltd.	12,061	3,258,123
Nippon Building Fund, Inc. (REIT)	66	642,703
Nippon Electric Glass Co., Ltd.	40,978	580,333
Nippon Express Co., Ltd.	95,573	366,528
Nippon Meat Packers, Inc.	19,925	251,278
Nippon Paper Group, Inc.	12,093	257,620
Nippon Sheet Glass Co., Ltd.	101,586	293,107
Nippon Steel Corp.	620,433	1,984,073
Nippon Telegraph & Telephone Corp.	57,869	2,598,470
Nippon Yusen KK	178,558	697,660
Nishi-Nippon City Bank Ltd.	82,520	237,104
Nissan Chemical Industries Ltd.	19,304	199,584
Nissan Motor Co., Ltd.	300,052	2,662,159
Nisshin Seifun Group, Inc.	20,362	234,758
Nisshin Steel Co., Ltd.	69,328	149,191
Nisshinbo Holdings, Inc.	17,866	173,333
Nissin Foods Holdings Co., Ltd.	7,894	278,254
Nitori Holdings Co., Ltd.	4,075	358,118
Nitto Denko Corp.	19,489	1,033,259
NKSJ Holdings, Inc.	171,515	1,119,652
NOK Corp.	15,536	275,307
Nomura Holdings, Inc.	421,192	2,202,675
Nomura Real Estate Holdings, Inc.	12,525	189,878
Nomura Real Estate Office Fund, Inc. (REIT)	35	236,896
Nomura Research Institute Ltd.	13,212	291,623
NSK Ltd.	53,030	457,111
NTN Corp.	51,340	246,269
NTT Data Corp.	144	445,088
NTT DoCoMo, Inc.	1,833	3,221,743
NTT Urban Development Corp.	125	104,743
Obayashi Corp.	86,334	384,030
Obic Co., Ltd.	722	136,970
Odakyu Electric Railway Co., Ltd.	74,897	631,195
OJI Paper Co., Ltd.	113,388	538,450
Olympus Corp.	25,848	719,070
Omron Corp.	23,256	653,673
Ono Pharmaceutical Co., Ltd.	11,225	551,939
Oracle Corp. Japan	4,560	189,954
Oriental Land Co., Ltd.	6,014	477,910
ORIX Corp.	12,489	1,169,624
Osaka Gas Co., Ltd.	226,132	902,571
Otsuka Corp.	1,561	100,401
Otsuka Holdings Co., Ltd.	30,348	749,761
Panasonic Corp.	252,614	3,213,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten, Inc.	844	$758,971
Resona Holdings, Inc.	222,367	1,058,636
Ricoh Co., Ltd.	84,420	990,550
Rinnai Corp.	3,816	253,238
Rohm Co., Ltd.	11,474	718,677
Sankyo Co., Ltd.	6,802	348,768
Santen Pharmaceutical Co., Ltd.	7,869	313,606
Sapporo Hokuyo Holdings, Inc.	31,263	150,339
Sapporo Holdings Ltd.	30,296	112,909
SBI Holdings, Inc.	2,402	302,344
Secom Co., Ltd.	24,973	1,160,383
Sega Sammy Holdings, Inc.	22,125	384,621
Seiko Epson Corp.	17,678	283,086
Sekisui Chemical Co., Ltd.	47,786	373,992
Sekisui House Ltd.	69,030	647,312
Senshu Ikeda Holdings, Inc.	79,360	107,811
Seven & I Holdings Co., Ltd.	90,488	2,308,434
Seven Bank Ltd.	57	114,781
Sharp Corp.	119,062	1,180,887
Shikoku Electric Power Co., Inc.	21,257	578,319
Shimadzu Corp.	25,860	229,749
Shimamura Co., Ltd.	2,954	260,313
Shimano, Inc.	9,064	452,764
Shimizu Corp.	63,090	280,636
Shin-Etsu Chemical Co., Ltd.	49,736	2,472,450
Shinko Electric Industries Co., Ltd.	6,348	65,022
Shinsei Bank Ltd.	142,420	167,795
Shionogi & Co., Ltd.	38,493	656,667
Shiseido Co., Ltd.	40,578	702,480
Shizuoka Bank Ltd.	68,276	564,726
Showa Denko KK	159,618	320,464
Showa Shell Sekiyu KK	18,825	196,443
SMC Corp.	6,452	1,061,888
Softbank Corp.	97,928	3,908,643
Sojitz Corp.	170,058	339,380
Sony Corp.	122,136	3,911,641
Sony Financial Holdings, Inc.	24,000	476,076
Square Enix Holdings Co., Ltd.	8,976	155,823
Stanley Electric Co., Ltd.	19,016	314,342
Sumco Corp.*	15,648	315,481
Sumitomo Chemical Co., Ltd.	182,842	912,232
Sumitomo Corp.	134,572	1,923,613
Sumitomo Electric Industries Ltd.	95,140	1,316,496
Sumitomo Heavy Industries Ltd.	74,216	484,483
Sumitomo Metal Industries Ltd.	424,280	948,739
Sumitomo Metal Mining Co., Ltd.	62,216	1,070,343
Sumitomo Mitsui Financial Group, Inc.	162,012	5,036,824
Sumitomo Realty & Development Co., Ltd.	44,474	889,694
Sumitomo Rubber Industries Ltd.	17,464	178,461
Suruga Bank Ltd.	21,110	187,295
Suzuken Co., Ltd.	6,894	181,840
Suzuki Motor Corp.	40,664	908,805
Sysmex Corp.	7,200	254,657
T&D Holdings, Inc.	32,948	812,015
Taisei Corp.	134,613	331,758
Taisho Pharmaceutical Co., Ltd.	17,429	377,160
Taiyo Nippon Sanso Corp.	27,608	230,011
Takashimaya Co., Ltd.	30,045	191,800
Takeda Pharmaceutical Co., Ltd.	90,977	4,243,697
TDK Corp.	14,929	882,136
Teijin Ltd.	123,750	553,438
Terumo Corp.	21,250	1,120,236
THK Co., Ltd.	13,092	329,267
Tobu Railway Co., Ltd.	103,009	421,051
Toho Co., Ltd.	14,654	$210,173
Toho Gas Co., Ltd.	45,306	233,665
Tohoku Electric Power Co., Inc.	51,941	877,340
Tokio Marine Holdings, Inc.	87,585	2,341,777
Tokuyama Corp.	41,548	221,776
Tokyo Electric Power Co., Inc.	173,942	974,477
Tokyo Electron Ltd.	20,764	1,144,541
Tokyo Gas Co., Ltd.	299,289	1,367,274
Tokyo Steel Manufacturing Co., Ltd.	14,224	166,044
Tokyo Tatemono Co., Ltd.	39,152	146,385
Tokyu Corp.	147,989	613,804
Tokyu Land Corp.	48,306	210,228
TonenGeneral Sekiyu KK	30,170	372,500
Toppan Printing Co., Ltd.	73,090	576,425
Toray Industries, Inc.	176,226	1,281,759
Toshiba Corp.	486,317	2,379,551
Tosoh Corp.	48,905	175,795
TOTO Ltd.	31,800	255,761
Toyo Seikan Kaisha Ltd.	16,596	272,144
Toyo Suisan Kaisha Ltd.	10,244	222,417
Toyoda Gosei Co., Ltd.	8,958	186,634
Toyota Boshoku Corp.	6,308	90,775
Toyota Industries Corp.	23,482	710,275
Toyota Motor Corp.	334,864	13,486,348
Toyota Tsusho Corp.	23,786	392,335
Trend Micro, Inc.	13,318	354,645
Tsumura & Co.	6,296	197,554
Ube Industries Ltd.	108,877	346,867
Unicharm Corp.	13,906	505,718
UNY Co., Ltd.	20,867	193,668
Ushio, Inc.	11,036	215,864
USS Co., Ltd.	2,439	189,713
West Japan Railway Co.	198	764,102
Yahoo! Japan Corp.	1,668	596,774
Yakult Honsha Co., Ltd.	12,893	329,533
Yamada Denki Co., Ltd.	9,948	670,934
Yamaguchi Financial Group, Inc.	27,237	252,134
Yamaha Corp.	20,321	230,376
Yamaha Motor Co., Ltd.*	29,768	519,634
Yamato Holdings Co., Ltd.	45,564	706,631
Yamato Kogyo Co., Ltd.	4,746	158,048
Yamazaki Baking Co., Ltd.	12,429	144,791
Yaskawa Electric Corp.	26,145	309,918
Yokogawa Electric Corp.*	29,497	224,827

		277,895,971

Luxembourg (0.3%)
ArcelorMittal S.A.	105,323	3,809,957
Millicom International Cellular S.A. (SDR)	8,837	845,633
SES S.A.	37,434	964,210
Tenaris S.A.	55,606	1,365,688

		6,985,488

Macau (0.0%)
Sands China Ltd.*	283,896	633,593
Wynn Macau Ltd.	180,900	504,661

		1,138,254

Mauritius (0.0%)
Essar Energy plc*	37,526	284,803

Mexico (0.0%)
Fresnillo plc	23,025	569,933

Netherlands (2.5%)
Aegon N.V.*	195,943	1,467,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Akzo Nobel N.V.	28,151	$1,934,139
ASML Holding N.V.*	51,589	2,273,781
Corio N.V. (REIT)	7,416	518,771
Delta Lloyd N.V.	9,092	241,984
European Aeronautic Defence and Space Co. N.V.*	48,399	1,408,860
Fugro N.V. (CVA)	8,158	718,895
Heineken Holding N.V.	14,714	707,323
Heineken N.V.	31,643	1,728,978
ING Groep N.V. (CVA)*	461,724	5,844,047
Koninklijke (Royal) KPN N.V.	193,873	3,302,577
Koninklijke Ahold N.V.	143,071	1,919,734
Koninklijke Boskalis Westminster N.V.	8,169	432,000
Koninklijke DSM N.V.	18,100	1,112,113
Koninklijke Philips Electronics N.V.*	120,227	3,843,050
Koninklijke Vopak N.V.	7,768	373,749
QIAGEN N.V.*	29,541	590,094
Randstad Holding N.V.*	13,657	760,640
Reed Elsevier N.V.	83,225	1,070,954
Royal Dutch Shell plc, Class A	430,346	15,629,774
Royal Dutch Shell plc, Class B	326,102	11,822,802
SBM Offshore N.V.	21,088	612,064
TNT N.V.	45,504	1,167,238
Unilever N.V. (CVA)	198,364	6,219,812
Wolters Kluwer N.V.	36,989	864,943

		66,565,638

New Zealand (0.1%)
Auckland International Airport Ltd.	93,689	158,338
Contact Energy Ltd.*	31,974	141,986
Fletcher Building Ltd.	81,520	580,946
Sky City Entertainment Group Ltd.	63,337	163,342
Telecom Corp. of New Zealand Ltd.	252,171	386,737

		1,431,349

Norway (0.4%)
Aker Solutions ASA	18,823	432,603
DnB NOR ASA	115,043	1,765,092
Norsk Hydro ASA	102,189	838,171
Orkla ASA	98,479	954,473
Renewable Energy Corp. ASA*	54,796	192,322
Statoil ASA	135,005	3,742,374
Telenor ASA	103,802	1,708,057
Yara International ASA	23,333	1,182,208

		10,815,300

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	340,705	278,120
Banco Espirito Santo S.A. (Registered)	69,333	283,968
Brisa Auto-Estradas de Portugal S.A.	23,069	156,045
Cimpor Cimentos de Portugal SGPS S.A.	27,279	197,706
EDP - Energias de Portugal S.A.	232,167	904,166
Galp Energia SGPS S.A., Class B	27,162	581,452
Jeronimo Martins SGPS S.A.	26,682	429,186
Portugal Telecom SGPS S.A. (Registered)	71,793	828,612

		3,659,255

Singapore (0.8%)
Ascendas Real Estate Investment
Trust (REIT)(b)†	202,256	310,966
CapitaLand Ltd.	302,507	791,966
CapitaMall Trust (REIT)	268,182	399,986
CapitaMalls Asia Ltd.	184,601	260,682
City Developments Ltd.	62,569	571,832
ComfortDelGro Corp., Ltd.	237,450	293,869
Cosco Corp., (Singapore) Ltd.	92,874	$151,045
DBS Group Holdings Ltd.	208,770	2,424,746
Fraser and Neave Ltd.	129,313	616,558
Genting Singapore plc*	738,772	1,201,494
Global Logistic Properties Ltd.*	191,100	283,504
Golden Agri-Resources Ltd.	741,095	405,677
Hutchison Port Holdings Trust*	326,000	322,740
Jardine Cycle & Carriage Ltd.	12,094	351,163
Keppel Corp., Ltd.	158,751	1,549,097
Keppel Land Ltd.	83,000	295,652
Neptune Orient Lines Ltd.*	109,724	168,873
Olam International Ltd.	147,504	327,657
Oversea-Chinese Banking Corp., Ltd.	299,631	2,277,243
SembCorp Industries Ltd.	108,109	446,845
SembCorp Marine Ltd.	106,768	494,665
Singapore Airlines Ltd.	65,548	711,382
Singapore Exchange Ltd.	100,062	623,155
Singapore Press Holdings Ltd.	175,997	550,122
Singapore Technologies Engineering Ltd.	197,179	509,959
Singapore Telecommunications Ltd.	967,645	2,318,356
StarHub Ltd.	69,152	148,124
United Overseas Bank Ltd.	149,135	2,224,306
UOL Group Ltd.	51,059	192,408
Wilmar International Ltd.	232,874	1,008,720

		22,232,792

Spain (1.9%)
Abertis Infraestructuras S.A.	33,814	734,632
Acciona S.A.	3,395	368,938
Acerinox S.A.	12,056	237,919
ACS Actividades de Construccion y Servicios S.A.	18,149	850,843
Amadeus IT Holding S.A., Class A*	23,630	452,094
Banco Bilbao Vizcaya Argentaria S.A.	516,087	6,261,502
Banco de Sabadell S.A.	134,418	588,065
Banco de Valencia S.A.*	21,359	95,653
Banco Popular Espanol S.A.	105,814	622,032
Banco Santander S.A. (BATS Europe Exchange)	1,010,934	11,736,643
Banco Santander S.A. (PLUS Market Group)	258	2,955
Bankinter S.A.	37,240	255,438
Criteria Caixacorp S.A.	95,413	672,986
EDP Renovaveis S.A.*	28,465	204,446
Enagas S.A.	19,988	450,966
Ferrovial S.A.	50,243	630,159
Fomento de Construcciones y Contratas S.A.	5,293	175,229
Gas Natural SDG S.A.	37,983	713,510
Gestevision Telecinco S.A.*	17,402	199,221
Grifols S.A.	14,169	246,988
Iberdrola Renovables S.A.	111,549	481,376
Iberdrola S.A.	457,665	3,979,827
Inditex S.A.	27,150	2,178,567
Indra Sistemas S.A.	9,924	199,010
Mapfre S.A.	103,242	389,050
Red Electrica Corporacion S.A.	12,490	709,803
Repsol YPF S.A.	88,381	3,028,005
Telefonica S.A.	498,800	12,487,377
Zardoya Otis S.A.	17,754	294,383

		49,247,617

Sweden (1.7%)
Alfa Laval AB	38,544	837,210
Assa Abloy AB, Class B	36,108	1,038,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Atlas Copco AB, Class A	81,283	$2,160,885
Atlas Copco AB, Class B	47,248	1,142,294
Boliden AB	32,190	693,585
Electrolux AB, Class B*	27,841	717,649
Getinge AB, Class B	24,514	605,092
Hennes & Mauritz AB, Class B	122,451	4,066,245
Hexagon AB, Class B	30,797	735,295
Holmen AB, Class B	6,385	220,727
Husqvarna AB, Class B	54,656	468,463
Industrivarden AB, Class C	13,210	234,820
Investor AB, Class B	57,877	1,404,768
Kinnevik Investment AB, Class B	28,002	652,592
Modern Times Group AB, Class B	6,001	456,357
Nordea Bank AB	317,787	3,478,997
Ratos AB, Class B	13,240	522,728
Sandvik AB	120,288	2,269,729
Scania AB, Class B	38,844	900,343
Securitas AB, Class B	34,463	410,319
Skandinaviska Enskilda Banken AB, Class A	175,327	1,563,857
Skanska AB, Class B	48,957	1,030,813
SKF AB, Class B	45,419	1,322,583
SSAB AB, Class A*	20,206	319,965
Svenska Cellulosa AB, Class B	67,181	1,081,384
Svenska Handelsbanken AB, Class A	59,181	1,940,853
Swedbank AB, Class A	85,226	1,458,263
Swedish Match AB	27,729	922,118
Tele2 AB, Class B	38,308	884,885
Telefonaktiebolaget LM Ericsson, Class B	365,430	4,712,686
TeliaSonera AB	272,698	2,356,767
Volvo AB, Class B*	165,762	2,915,062

		43,525,627

Switzerland (4.4%)
ABB Ltd. (Registered)*	264,269	6,347,059
Actelion Ltd. (Registered)*	11,785	678,103
Adecco S.A. (Registered)	14,224	935,362
Aryzta AG	10,861	555,762
Baloise Holding AG (Registered)	6,565	650,425
Cie Financiere Richemont S.A., Class A	62,703	3,621,550
Credit Suisse Group AG (Registered)	136,260	5,790,123
GAM Holding Ltd.*	23,256	441,826
Geberit AG (Registered)	4,986	1,085,683
Givaudan S.A. (Registered)*	1,008	1,013,487
Holcim Ltd. (Registered)	29,510	2,223,290
Julius Baer Group Ltd.	24,894	1,080,321
Kuehne + Nagel International AG (Registered)	6,965	974,417
Lindt & Spruengli AG	112	323,501
Lindt & Spruengli AG (Registered)	14	455,210
Logitech International S.A. (Registered)*	20,367	366,761
Lonza Group AG (Registered)	5,297	444,348
Nestle S.A. (Registered)	420,054	24,078,218
Novartis AG (Registered)	256,023	13,886,844
Pargesa Holding S.A.	3,495	334,850
Roche Holding AG	85,763	12,250,523
Schindler Holding AG	5,856	703,868
Schindler Holding AG (Registered)	2,498	301,609
SGS S.A. (Registered)	654	1,164,170
Sika AG	239	575,578
Sonova Holding AG (Registered)	5,284	470,871
STMicroelectronics N.V.	77,032	954,144
Straumann Holding AG (Registered)	1,037	266,673
Swatch Group AG	3,709	$1,639,875
Swatch Group AG (Registered)	5,362	426,158
Swiss Life Holding AG (Registered)*	3,684	608,853
Swiss Reinsurance Co., Ltd. (Registered)	42,618	2,438,297
Swisscom AG (Registered)	2,856	1,273,306
Syngenta AG (Registered)	11,499	3,737,018
Transocean Ltd.*	38,414	3,019,587
UBS AG (Registered)*	442,464	7,938,821
Wolseley plc*	34,568	1,163,979
Xstrata plc	249,339	5,827,849
Zurich Financial Services AG	17,808	4,984,689

		115,033,008

United Kingdom (9.7%)
3i Group plc	127,079	609,338
Admiral Group plc	26,430	658,881
Aggreko plc	30,900	781,220
AMEC plc	40,027	766,041
Anglo American plc	158,844	8,171,999
Antofagasta plc	45,687	997,492
ARM Holdings plc	159,997	1,475,836
Associated British Foods plc	46,151	734,432
AstraZeneca plc	171,139	7,860,114
Autonomy Corp. plc*	24,903	634,796
Aviva plc	335,666	2,330,522
Babcock International Group plc	43,643	434,775
BAE Systems plc	418,741	2,182,497
Balfour Beatty plc	75,046	413,897
Barclays plc	1,408,848	6,272,835
BG Group plc	407,896	10,148,918
BHP Billiton plc	266,114	10,501,742
BP plc	2,279,958	16,605,089
British American Tobacco plc	242,531	9,734,487
British Land Co. plc (REIT)	106,948	947,902
British Sky Broadcasting Group plc	138,374	1,831,331
BT Group plc, Class A	935,597	2,785,642
Bunzl plc	40,816	487,476
Burberry Group plc	52,823	994,832
Cable & Wireless Worldwide plc	302,087	254,177
Cairn Energy plc*	163,851	1,214,629
Capita Group plc	75,705	902,343
Capital Shopping Centres Group plc (REIT)	64,444	395,949
Carnival plc	21,575	848,652
Centrica plc	620,347	3,237,258
Cobham plc	150,971	557,516
Compass Group plc	224,253	2,016,380
Diageo plc	304,063	5,780,168
Eurasian Natural Resources Corp.	33,695	506,211
Firstgroup plc	58,955	308,600
G4S plc	173,157	709,446
GlaxoSmithKline plc	630,497	12,031,118
Hammerson plc (REIT)	80,223	575,132
Home Retail Group plc	96,361	298,498
HSBC Holdings plc	2,139,385	21,999,129
ICAP plc	70,654	598,452
Imperial Tobacco Group plc	124,352	3,844,085
Inmarsat plc	50,214	486,542
Intercontinental Hotels Group plc	33,367	684,079
International Consolidated Airlines Group S.A. (BATS Europe Exchange)*	111,678	411,027
International Consolidated Airlines Group S.A. (London Exchange)*	33,659	122,570
International Power plc	178,145	880,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Intertek Group plc	19,352	$631,445
Invensys plc	91,265	505,398
Investec plc	59,611	456,815
ITV plc*	433,042	537,340
J Sainsbury plc	154,787	832,581
Johnson Matthey plc	27,758	828,247
Kazakhmys plc	26,698	597,035
Kingfisher plc	279,456	1,102,378
Land Securities Group plc (REIT)	89,795	1,056,600
Legal & General Group plc	690,404	1,275,893
Lloyds Banking Group plc*	4,960,927	4,622,988
London Stock Exchange Group plc	19,509	260,542
Lonmin plc	20,678	564,913
Man Group plc	214,998	848,109
Marks & Spencer Group plc	187,558	1,013,065
National Grid plc	422,416	4,025,180
Next plc	22,197	705,047
Old Mutual plc	659,926	1,439,768
Pearson plc	99,322	1,754,249
Petrofac Ltd.	31,347	748,771
Prudential plc	312,970	3,547,100
Randgold Resources Ltd.*	11,349	904,477
Reckitt Benckiser Group plc	74,382	3,820,742
Reed Elsevier plc	143,504	1,243,129
Resolution Ltd.	176,146	836,135
Rexam plc	98,970	576,962
Rio Tinto plc	175,053	12,297,109
Rolls-Royce Group plc*	222,534	2,209,762
Royal Bank of Scotland Group plc*	2,053,476	1,343,699
RSA Insurance Group plc	404,541	853,389
SABMiller plc	115,059	4,074,552
Sage Group plc	172,774	770,793
Schroders plc	12,346	343,823
Scottish & Southern Energy plc	114,627	2,318,785
Segro plc (REIT)	95,456	492,315
Serco Group plc	55,531	497,082
Severn Trent plc	28,989	679,426
Smith & Nephew plc	108,827	1,227,299
Smiths Group plc	48,407	1,007,179
Standard Chartered plc	283,537	7,354,925
Standard Life plc	275,202	912,979
Subsea 7 S.A.	32,421	818,989
Tesco plc	964,457	5,894,763
Thomas Cook Group plc	93,483	255,841
TUI Travel plc	73,023	265,916
Tullow Oil plc	106,320	2,469,688
Unilever plc	154,128	4,697,791
United Utilities Group plc	78,553	745,377
Vedanta Resources plc	15,955	608,905
Vodafone Group plc	6,314,948	17,880,226
Weir Group plc	24,975	693,523
Whitbread plc	22,506	595,718
WM Morrison Supermarkets plc	251,192	1,112,176

		254,181,197

United States (0.0%)
Sims Metal Management Ltd.	20,264	367,011
Synthes, Inc.	6,933	937,483

		1,304,494

Total Common Stocks (52.3%) (Cost $1,258,367,144)		1,377,163,882

	Number of Rights	Value (Note 1)
RIGHTS:
Denmark (0.0%)
Danske Bank A/S, expiring 4/4/11*	24,590	$47,514

Germany (0.0%)
Porsche Automobil Holding SE, expiring 4/12/11*	10,124	87,765

Total Rights (0.0%) (Cost $83,639)		135,279

	Number of Warrants	Value (Note 1)
WARRANTS:
Hong Kong (0.0%)
Henderson Land Development Co., Ltd., expiring 6/1/11*	12,811	758

Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	9,090	11

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	16,829	2,270

Total Warrants (0.0%) (Cost $2,795)		3,039

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.0%)
BlackRock Liquidity Funds TempFund
0.14%‡	445,273	445,273

	Principal Amount	Value (Note 1)
Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$2,029,529	2,029,529

Total Short-Term Investments (0.1%) (Cost $2,474,802)		2,474,802

Total Investments (52.4%) (Cost $1,260,928,380)		1,379,777,002
Other Assets Less Liabilities (47.6%)		1,253,115,190

Net Assets (100%)		$2,632,892,192

*	Non-income producing.

†	Securities (totaling $1,179,501 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

VVPR — Verlaagde Vooheffing Precompte Reduit (Belgium Dividend Coupon)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	4.5%
Consumer Staples	5.1
Energy	4.4
Financials	12.8
Health Care	4.2
Industrials	6.5
Information Technology	2.5
Materials	6.4
Telecommunication Services	3.0
Utilities	2.9
Cash and Other	47.7

100.0%

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$832,413	$—	$—	$868,535	$12,160	$—
AXA S.A.	3,649,262	—	124,976	4,418,526	—	39,026
BlackRock Liquidity Funds TempFund	991,600	43,650,721	44,197,048	445,273	2,957	—

	$5,473,275	$43,650,721	$44,322,024	$5,732,334	$15,117	$39,026

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	12,506	June-11	$497,287,879	$504,056,430	$6,768,551
E-Mini MSCI EAFE Index	20	June-11	1,628,128	1,687,000	58,872
FTSE 100 Index	3,284	June-11	304,838,872	310,006,806	5,167,934
SPI 200 Index	1,055	June-11	126,613,519	132,721,974	6,108,455
TOPIX Index	2,902	June-11	324,385,807	302,131,762	(22,254,045)

					$(4,150,233)

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/17/11	HSBC Bank plc	3,120	$3,196,341	$3,100,000	$96,341
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	48,350	77,484,420	77,429,624	54,796
European Union Euro vs. U.S. Dollar, expiring 6/17/11	HSBC Bank plc	459	649,387	650,000	(613)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	790,491	9,507,945	9,750,000	(242,055)
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	HSBC Bank plc	526,936	6,337,927	6,500,000	(162,073)

					$(253,604)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$139,222,054	$—	$139,222,054
Consumer Staples	—	133,793,536	—	133,793,536
Energy	—	117,475,888	—	117,475,888
Financials	—	330,750,627	1,179,501	331,930,128
Health Care	—	109,959,188	—	109,959,188
Industrials	166,439	179,287,574	—	179,454,013
Information Technology	—	65,711,461	—	65,711,461
Materials	—	155,195,256	—	155,195,256
Telecommunication Services	—	78,142,520	—	78,142,520
Utilities	—	66,279,838	—	66,279,838
Forward Currency Contracts	—	151,137	—	151,137
Futures	18,103,812	—	—	18,103,812
Rights
Consumer Discretionary	—	87,765	—	87,765
Financials	—	47,514	—	47,514
Short-Term Investments	—	2,474,802	—	2,474,802
Warrants
Consumer Staples	—	2,270	—	2,270
Financials	—	769	—	769

Total Assets	$18,270,251	$1,378,582,199	$1,179,501	$1,398,031,951

Liabilities:
Forward Currency Contracts	$—	$(404,741)	$—	$(404,741)
Futures	(22,254,045)	—	—	(22,254,045)

Total Liabilities	$(22,254,045)	$(404,741)	$—	$(22,658,786)

Total	$(3,983,794)	$1,378,177,458	$1,179,501	$1,375,373,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/10	$32	$21,890
Total gains or losses (realized/unrealized) included in earnings	26,890	(111)
Purchases	—	—
Sales	(130,265)	(21,779)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	1,282,844	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$1,179,501	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$17,957	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$28,648,739
Net Proceeds of Sales and Redemptions:
Stocks	$28,347,499

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,924,845
Aggregate gross unrealized depreciation	(79,256,976)

Net unrealized appreciation	$111,667,869

Federal income tax cost of investments	$1,268,109,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.6%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	52,733	$789,940
Johnson Controls, Inc.	145,729	6,057,955

		6,847,895

Automobiles (0.3%)
Ford Motor Co.*	813,943	12,135,890
Harley-Davidson, Inc.	50,606	2,150,249

		14,286,139

Distributors (0.0%)
Genuine Parts Co.	34,019	1,824,779

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	26,882	1,121,248
DeVry, Inc.	13,548	746,089
H&R Block, Inc.	66,373	1,111,084

		2,978,421

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	93,196	3,574,999
Darden Restaurants, Inc.	29,660	1,457,196
International Game Technology	64,224	1,042,355
Marriott International, Inc., Class A	62,014	2,206,458
McDonald’s Corp.	224,477	17,080,455
Starbucks Corp.	160,450	5,928,627
Starwood Hotels & Resorts Worldwide, Inc.	41,039	2,385,187
Wyndham Worldwide Corp.	37,186	1,182,887
Wynn Resorts Ltd.	16,308	2,075,193
Yum! Brands, Inc.	100,396	5,158,346

		42,091,703

Household Durables (0.2%)
D.R. Horton, Inc.	60,149	700,736
Fortune Brands, Inc.	33,010	2,042,989
Harman International Industries, Inc.	15,185	710,962
Leggett & Platt, Inc.	31,757	778,046
Lennar Corp., Class A	34,515	625,412
Newell Rubbermaid, Inc.	62,500	1,195,625
Pulte Group, Inc.*	73,299	542,412
Stanley Black & Decker, Inc.	35,998	2,757,447
Whirlpool Corp.	16,320	1,393,075

		10,746,704

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	76,669	13,810,387
Expedia, Inc.	43,819	992,938
Netflix, Inc.*	9,393	2,229,241
priceline.com, Inc.*	10,625	5,380,925

		22,413,491

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	29,767	1,394,286
Mattel, Inc.	75,161	1,873,764

		3,268,050

Media (1.8%)
Cablevision Systems Corp. - New York Group, Class A	49,990	1,730,154
CBS Corp., Class B	145,402	3,640,866
Comcast Corp., Class A	597,364	14,766,838
DIRECTV, Class A*	177,131	8,289,731
Discovery Communications, Inc., Class A*	60,984	2,433,262
Gannett Co., Inc.	51,734	787,909
Interpublic Group of Cos., Inc.	105,746	$1,329,227
McGraw-Hill Cos., Inc.	66,334	2,613,560
News Corp., Class A	491,315	8,627,491
Omnicom Group, Inc.	61,119	2,998,498
Scripps Networks Interactive, Inc., Class A	19,516	977,556
Time Warner Cable, Inc.	73,935	5,274,523
Time Warner, Inc.	235,147	8,394,748
Viacom, Inc., Class B	128,482	5,976,983
Walt Disney Co.	408,618	17,607,350
Washington Post Co., Class B	1,199	524,634

		85,973,330

Multiline Retail (0.4%)
Big Lots, Inc.*	16,359	710,471
Family Dollar Stores, Inc.	27,296	1,400,831
J.C. Penney Co., Inc.	50,767	1,823,043
Kohl’s Corp.	62,951	3,338,921
Macy’s, Inc.	90,836	2,203,681
Nordstrom, Inc.	36,160	1,622,861
Sears Holdings Corp.*	9,514	786,332
Target Corp.	152,141	7,608,572

		19,494,712

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	18,904	1,109,665
AutoNation, Inc.*	13,918	492,280
AutoZone, Inc.*	5,870	1,605,797
Bed Bath & Beyond, Inc.*	54,848	2,647,513
Best Buy Co., Inc.	70,592	2,027,402
CarMax, Inc.*	48,148	1,545,551
GameStop Corp., Class A*	32,525	732,463
Gap, Inc.	93,464	2,117,894
Home Depot, Inc.	352,178	13,051,717
Limited Brands, Inc.	56,899	1,870,839
Lowe’s Cos., Inc.	296,534	7,837,393
O’Reilly Automotive, Inc.*	30,248	1,738,050
RadioShack Corp.	22,758	341,597
Ross Stores, Inc.	25,406	1,806,875
Staples, Inc.	155,723	3,024,141
Tiffany & Co.	27,138	1,667,359
TJX Cos., Inc.	85,165	4,235,255
Urban Outfitters, Inc.*	27,478	819,669

		48,671,460

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	63,798	3,320,048
NIKE, Inc., Class B	82,271	6,227,915
Polo Ralph Lauren Corp.	14,157	1,750,513
VF Corp.	18,661	1,838,668

		13,137,144

Total Consumer Discretionary		271,733,828

Consumer Staples (5.4%)
Beverages (1.3%)
Brown-Forman Corp., Class B	22,309	1,523,705
Coca-Cola Co.	493,723	32,758,521
Coca-Cola Enterprises, Inc.	71,068	1,940,156
Constellation Brands, Inc., Class A*	38,240	775,507
Dr. Pepper Snapple Group, Inc.	48,442	1,800,105
Molson Coors Brewing Co., Class B	34,154	1,601,481
PepsiCo, Inc.	341,418	21,990,733

		62,390,208

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	93,657	6,866,931
CVS Caremark Corp.	294,380	10,103,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	136,001	$3,259,944
Safeway, Inc.	79,690	1,875,903
SUPERVALU, Inc.	45,781	408,824
Sysco Corp.	124,997	3,462,417
Walgreen Co.	198,596	7,971,643
Wal-Mart Stores, Inc.	421,557	21,942,042
Whole Foods Market, Inc.	31,703	2,089,228

		57,980,054

Food Products (0.9%)
Archer-Daniels-Midland Co.	137,199	4,940,536
Campbell Soup Co.	39,227	1,298,806
ConAgra Foods, Inc.	93,228	2,214,165
Dean Foods Co.*	38,853	388,530
General Mills, Inc.	136,769	4,998,907
H.J. Heinz Co.	69,282	3,382,347
Hershey Co.	33,378	1,814,094
Hormel Foods Corp.	30,004	835,311
J.M. Smucker Co.	25,781	1,840,506
Kellogg Co.	54,410	2,937,052
Kraft Foods, Inc., Class A	376,313	11,801,176
McCormick & Co., Inc. (Non-Voting)	28,730	1,374,156
Mead Johnson Nutrition Co.	44,029	2,550,600
Sara Lee Corp.	133,841	2,364,970
Tyson Foods, Inc., Class A	64,162	1,231,269

		43,972,425

Household Products (1.1%)
Clorox Co.	29,535	2,069,517
Colgate-Palmolive Co.	106,290	8,583,980
Kimberly-Clark Corp.	87,066	5,682,798
Procter & Gamble Co.	602,676	37,124,842

		53,461,137

Personal Products (0.1%)
Avon Products, Inc.	92,203	2,493,169
Estee Lauder Cos., Inc., Class A	24,681	2,378,261

		4,871,430

Tobacco (0.8%)
Altria Group, Inc.	450,109	11,716,337
Lorillard, Inc.	31,377	2,981,129
Philip Morris International, Inc.	386,667	25,376,955
Reynolds American, Inc.	72,816	2,587,153

		42,661,574

Total Consumer Staples		265,336,828

Energy (7.1%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	93,455	6,862,401
Cameron International Corp.*	52,716	3,010,084
Diamond Offshore Drilling, Inc.	14,918	1,159,129
FMC Technologies, Inc.*	25,954	2,452,134
Halliburton Co.	196,101	9,773,674
Helmerich & Payne, Inc.	22,750	1,562,697
Nabors Industries Ltd.*	61,343	1,863,600
National Oilwell Varco, Inc.	90,665	7,187,014
Noble Corp.	54,553	2,488,708
Rowan Cos., Inc.*	27,088	1,196,748
Schlumberger Ltd.	292,839	27,310,165

		64,866,354

Oil, Gas & Consumable Fuels (5.8%)
Anadarko Petroleum Corp.	106,780	8,747,418
Apache Corp.	82,422	10,790,688
Cabot Oil & Gas Corp.	22,564	1,195,215
Chesapeake Energy Corp.	140,952	4,724,711
Chevron Corp.	432,001	46,409,867
ConocoPhillips	307,626	$24,567,012
Consol Energy, Inc.	48,590	2,605,882
Denbury Resources, Inc.*	85,933	2,096,765
Devon Energy Corp.	91,929	8,436,324
El Paso Corp.	151,824	2,732,832
EOG Resources, Inc.	57,457	6,809,229
EQT Corp.	32,066	1,600,093
Exxon Mobil Corp.#	1,067,021	89,768,477
Hess Corp.	64,520	5,497,749
Marathon Oil Corp.	152,561	8,133,027
Massey Energy Co.	22,113	1,511,645
Murphy Oil Corp.	41,322	3,033,861
Newfield Exploration Co.*	28,802	2,189,240
Noble Energy, Inc.	37,632	3,637,133
Occidental Petroleum Corp.	174,934	18,278,854
Peabody Energy Corp.	58,019	4,175,047
Pioneer Natural Resources Co.	25,030	2,551,058
QEP Resources, Inc.	37,901	1,536,507
Range Resources Corp.	34,515	2,017,747
Southwestern Energy Co.*	74,761	3,212,480
Spectra Energy Corp.	139,553	3,793,050
Sunoco, Inc.	25,896	1,180,599
Tesoro Corp.*	30,692	823,466
Valero Energy Corp.	121,911	3,635,386
Williams Cos., Inc.	126,104	3,931,923

		279,623,285

Total Energy		344,489,639

Financials (8.4%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	53,467	3,265,764
Bank of New York Mellon Corp.	266,735	7,967,374
BlackRock, Inc.	4,896	984,145
Charles Schwab Corp.	213,675	3,852,560
E*TRADE Financial Corp.*	47,560	743,363
Federated Investors, Inc., Class B	20,020	535,535
Franklin Resources, Inc.	31,182	3,900,245
Goldman Sachs Group, Inc.	112,040	17,754,979
Invesco Ltd.	98,557	2,519,117
Janus Capital Group, Inc.	40,316	502,741
Legg Mason, Inc.	33,134	1,195,806
Morgan Stanley	332,564	9,085,648
Northern Trust Corp.	52,143	2,646,257
State Street Corp.	107,870	4,847,678
T. Rowe Price Group, Inc.	55,537	3,688,768

		63,489,980

Commercial Banks (1.5%)
BB&T Corp.	149,020	4,090,599
Comerica, Inc.	37,932	1,392,863
Fifth Third Bancorp	197,248	2,737,802
First Horizon National Corp.	56,598	634,464
Huntington Bancshares, Inc./Ohio	185,470	1,231,521
KeyCorp	196,363	1,743,703
M&T Bank Corp.	25,712	2,274,741
Marshall & Ilsley Corp.	115,002	918,866
PNC Financial Services Group, Inc.	112,895	7,111,256
Regions Financial Corp.	268,981	1,952,802
SunTrust Banks, Inc.	111,078	3,203,490
U.S. Bancorp	413,552	10,930,179
Wells Fargo & Co.	1,133,492	35,931,696
Zions Bancorp	39,289	906,004

		75,059,986

Consumer Finance (0.4%)
American Express Co.	225,040	10,171,808
Capital One Financial Corp.	98,247	5,104,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Discover Financial Services	117,365	$2,830,844
SLM Corp.*	113,313	1,733,689

		19,841,255

Diversified Financial Services (2.2%)
Bank of America Corp.	2,177,047	29,020,036
Citigroup, Inc.*	6,252,148	27,634,494
CME Group, Inc.	14,514	4,376,697
IntercontinentalExchange, Inc.*	15,953	1,970,834
JPMorgan Chase & Co.	857,128	39,513,601
Leucadia National Corp.	42,565	1,597,890
Moody’s Corp.	42,911	1,455,112
NASDAQ OMX Group, Inc.*	31,756	820,575
NYSE Euronext	56,040	1,970,927

		108,360,166

Insurance (2.1%)
ACE Ltd.	72,051	4,661,700
Aflac, Inc.	101,213	5,342,022
Allstate Corp.	113,945	3,621,172
American International Group, Inc.*	30,880	1,085,123
Aon Corp.	71,677	3,796,014
Assurant, Inc.	21,447	825,924
Berkshire Hathaway, Inc., Class B*	372,438	31,146,990
Chubb Corp.	63,563	3,897,047
Cincinnati Financial Corp.	35,212	1,154,954
Genworth Financial, Inc., Class A*	105,644	1,421,968
Hartford Financial Services Group, Inc.	95,527	2,572,542
Lincoln National Corp.	67,390	2,024,396
Loews Corp.	68,062	2,932,792
Marsh & McLennan Cos., Inc.	116,914	3,485,206
MetLife, Inc.	227,009	10,154,113
Principal Financial Group, Inc.	69,124	2,219,572
Progressive Corp.	142,967	3,020,893
Prudential Financial, Inc.	104,418	6,430,060
Torchmark Corp.	16,759	1,114,138
Travelers Cos., Inc.	93,042	5,534,138
Unum Group	66,622	1,748,827
XL Group plc	66,907	1,645,912

		99,835,503

Real Estate Investment Trusts (REITs) (0.8%)
Apartment Investment & Management Co. (REIT), Class A	25,482	649,027
AvalonBay Communities, Inc. (REIT)	18,403	2,209,832
Boston Properties, Inc. (REIT)	30,725	2,914,266
Equity Residential (REIT)	63,280	3,569,625
HCP, Inc. (REIT)	86,283	3,273,577
Health Care REIT, Inc.	37,860	1,985,378
Host Hotels & Resorts, Inc. (REIT)	146,414	2,578,351
Kimco Realty Corp. (REIT)	87,611	1,606,786
Plum Creek Timber Co., Inc. (REIT)	34,795	1,517,410
ProLogis (REIT)	122,733	1,961,273
Public Storage (REIT)	30,008	3,328,187
Simon Property Group, Inc. (REIT)	63,916	6,849,239
Ventas, Inc. (REIT)	35,067	1,904,138
Vornado Realty Trust (REIT)	35,012	3,063,550
Weyerhaeuser Co. (REIT)	114,990	2,828,754

		40,239,393

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	62,121	$1,658,631

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	113,166	1,095,447
People’s United Financial, Inc.	76,818	966,370

		2,061,817

Total Financials		410,546,731

Health Care (5.8%)
Biotechnology (0.6%)
Amgen, Inc.*	200,618	10,723,032
Biogen Idec, Inc.*	51,887	3,807,987
Celgene Corp.*	99,992	5,752,540
Cephalon, Inc.*	16,230	1,229,909
Genzyme Corp.*	29,525	2,248,329
Gilead Sciences, Inc.*	171,113	7,262,036

		31,023,833

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	124,660	6,702,968
Becton, Dickinson and Co.	47,554	3,786,250
Boston Scientific Corp.*	326,552	2,347,909
C.R. Bard, Inc.	18,301	1,817,472
CareFusion Corp.*	47,849	1,349,342
Covidien plc	106,234	5,517,794
DENTSPLY International, Inc.	30,813	1,139,773
Edwards Lifesciences Corp.*	24,769	2,154,903
Intuitive Surgical, Inc.*	8,406	2,803,065
Medtronic, Inc.	230,090	9,054,042
St. Jude Medical, Inc.	70,044	3,590,455
Stryker Corp.	72,356	4,399,245
Varian Medical Systems, Inc.*	26,071	1,763,442
Zimmer Holdings, Inc.*	41,336	2,502,068

		48,928,728

Health Care Providers & Services (1.1%)
Aetna, Inc.	82,697	3,095,349
AmerisourceBergen Corp.	58,777	2,325,218
Cardinal Health, Inc.	75,984	3,125,222
CIGNA Corp.	57,852	2,561,686
Coventry Health Care, Inc.*	32,277	1,029,313
DaVita, Inc.*	20,765	1,775,615
Express Scripts, Inc.*	113,411	6,306,786
Humana, Inc.*	36,339	2,541,550
Laboratory Corp. of America Holdings*	21,567	1,986,968
McKesson Corp.	54,573	4,313,996
Medco Health Solutions, Inc.*	87,018	4,886,931
Patterson Cos., Inc.	20,886	672,320
Quest Diagnostics, Inc.	33,565	1,937,372
Tenet Healthcare Corp.*	104,745	780,350
UnitedHealth Group, Inc.	235,740	10,655,448
WellPoint, Inc.	80,855	5,642,870

		53,636,994

Health Care Technology (0.0%)
Cerner Corp.*	15,322	1,703,806

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	74,513	3,336,692
Life Technologies Corp.*	38,772	2,032,428
PerkinElmer, Inc.	25,076	658,747
Thermo Fisher Scientific, Inc.*	84,065	4,669,811
Waters Corp.*	19,772	1,718,187

		12,415,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (2.8%)
Abbott Laboratories, Inc.	333,009	$16,334,092
Allergan, Inc.	66,013	4,688,243
Bristol-Myers Squibb Co.	366,173	9,677,952
Eli Lilly and Co.	219,177	7,708,455
Forest Laboratories, Inc.*	61,336	1,981,153
Hospira, Inc.*	35,980	1,986,096
Johnson & Johnson	588,573	34,872,950
Merck & Co., Inc.	663,342	21,896,920
Mylan, Inc.*	93,573	2,121,300
Pfizer, Inc.	1,720,091	34,935,048
Watson Pharmaceuticals, Inc.*	26,935	1,508,629

		137,710,838

Total Health Care		285,420,064

Industrials (6.0%)
Aerospace & Defense (1.5%)
Boeing Co.	158,435	11,713,100
General Dynamics Corp.	80,184	6,138,887
Goodrich Corp.	26,940	2,304,178
Honeywell International, Inc.	168,707	10,073,495
Huntington Ingalls Industries, Inc.*	4,956	205,688
ITT Corp.	39,625	2,379,481
L-3 Communications Holdings, Inc.	24,179	1,893,457
Lockheed Martin Corp.	61,741	4,963,976
Northrop Grumman Corp.	62,666	3,929,785
Precision Castparts Corp.	30,790	4,531,672
Raytheon Co.	77,349	3,934,744
Rockwell Collins, Inc.	33,672	2,182,956
Textron, Inc.	59,408	1,627,185
United Technologies Corp.	198,175	16,775,514

		72,654,118

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	35,673	2,644,439
Expeditors International of Washington, Inc.	45,721	2,292,451
FedEx Corp.	67,660	6,329,593
United Parcel Service, Inc., Class B.	212,437	15,788,318

		27,054,801

Airlines (0.0%)
Southwest Airlines Co.	161,002	2,033,455

Building Products (0.0%)
Masco Corp.	77,554	1,079,552

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	23,473	984,927
Cintas Corp.	27,190	823,041
Iron Mountain, Inc.	42,980	1,342,265
Pitney Bowes, Inc.	44,413	1,140,970
R.R. Donnelley & Sons Co.	44,644	844,665
Republic Services, Inc.	66,078	1,984,983
Stericycle, Inc.*	18,353	1,627,361
Waste Management, Inc.	102,579	3,830,300

		12,578,512

Construction & Engineering (0.1%)
Fluor Corp.	38,161	2,810,939
Jacobs Engineering Group, Inc.*	27,112	1,394,370
Quanta Services, Inc.*	46,095	1,033,911

		5,239,220

Electrical Equipment (0.3%)
Emerson Electric Co.	162,021	9,466,887
Rockwell Automation, Inc.	30,704	2,906,133
Roper Industries, Inc.	20,456	$1,768,626

		14,141,646

Industrial Conglomerates (1.3%)
3M Co.	153,174	14,321,769
General Electric Co.	2,284,810	45,810,441
Tyco International Ltd.	101,913	4,562,645

		64,694,855

Machinery (1.3%)
Caterpillar, Inc.	137,514	15,312,184
Cummins, Inc.	42,551	4,664,441
Danaher Corp.	116,284	6,035,140
Deere & Co.	90,819	8,799,453
Dover Corp.	40,224	2,644,326
Eaton Corp.	73,285	4,062,920
Flowserve Corp.	12,119	1,560,927
Illinois Tool Works, Inc.	107,252	5,761,577
Ingersoll-Rand plc	70,915	3,425,904
Joy Global, Inc.	22,415	2,214,826
PACCAR, Inc.	78,559	4,112,564
Pall Corp.	25,063	1,443,879
Parker Hannifin Corp.	34,700	3,285,396
Snap-On, Inc.	12,691	762,221

		64,085,758

Professional Services (0.1%)
Dun & Bradstreet Corp.	10,787	865,549
Equifax, Inc.	26,811	1,041,607
Robert Half International, Inc.	31,808	973,325

		2,880,481

Road & Rail (0.5%)
CSX Corp.	79,700	6,264,420
Norfolk Southern Corp.	76,627	5,307,952
Ryder System, Inc.	11,203	566,872
Union Pacific Corp.	105,771	10,400,463

		22,539,707

Trading Companies & Distributors (0.1%)
Fastenal Co.	31,675	2,053,490
W.W. Grainger, Inc.	12,579	1,731,877

		3,785,367

Total Industrials		292,767,472

Information Technology (9.6%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	1,189,791	20,404,916
F5 Networks, Inc.*	17,370	1,781,641
Harris Corp.	27,794	1,378,582
JDS Uniphase Corp.*	48,210	1,004,696
Juniper Networks, Inc.*	115,089	4,842,945
Motorola Mobility Holdings, Inc.*	62,964	1,536,322
Motorola Solutions, Inc.*	72,116	3,222,864
QUALCOMM, Inc.	353,689	19,392,768
Tellabs, Inc.	79,290	415,480

		53,980,214

Computers & Peripherals (2.3%)
Apple, Inc.*	198,271	69,087,530
Dell, Inc.*	361,330	5,242,898
EMC Corp.*	445,058	11,816,290
Hewlett-Packard Co.	467,927	19,170,969
Lexmark International, Inc., Class A*	16,596	614,716
NetApp, Inc.*	79,097	3,810,894
SanDisk Corp.*	50,432	2,324,411
Western Digital Corp.*	49,829	1,858,123

		113,925,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	37,695	$2,050,231
Corning, Inc.	336,885	6,949,937
FLIR Systems, Inc.	34,310	1,187,469
Jabil Circuit, Inc.	42,525	868,786
Molex, Inc.	29,948	752,294

		11,808,717

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	40,206	1,527,828
eBay, Inc.*	245,783	7,629,104
Google, Inc., Class A*	54,033	31,674,685
Monster Worldwide, Inc.*	28,387	451,353
VeriSign, Inc.	37,098	1,343,319
Yahoo!, Inc.*	280,761	4,674,671

		47,300,960

IT Services (1.7%)
Automatic Data Processing, Inc.	106,775	5,478,625
Cognizant Technology Solutions Corp., Class A*	65,442	5,326,979
Computer Sciences Corp.	33,368	1,626,023
Fidelity National Information Services, Inc.	57,221	1,870,554
Fiserv, Inc.*	31,404	1,969,659
International Business Machines Corp.	262,431	42,794,623
Mastercard, Inc., Class A	20,812	5,238,797
Paychex, Inc.	68,934	2,161,770
SAIC, Inc.*	63,111	1,067,838
Teradata Corp.*	36,200	1,835,340
Total System Services, Inc.	35,684	643,026
Visa, Inc., Class A	104,513	7,694,247
Western Union Co.	139,160	2,890,353

		80,597,834

Office Electronics (0.1%)
Xerox Corp.	301,109	3,206,811

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	123,620	1,063,132
Altera Corp.	68,819	3,029,412
Analog Devices, Inc.	64,371	2,534,930
Applied Materials, Inc.	283,412	4,426,896
Broadcom Corp., Class A	102,317	4,029,244
First Solar, Inc.*	11,628	1,870,248
Intel Corp.	1,180,868	23,818,108
KLA-Tencor Corp.	36,003	1,705,462
Linear Technology Corp.	48,410	1,628,028
LSI Corp.*	132,538	901,258
MEMC Electronic Materials, Inc.* .	49,714	644,293
Microchip Technology, Inc.	40,040	1,521,920
Micron Technology, Inc.*	184,503	2,114,404
National Semiconductor Corp.	51,562	739,399
Novellus Systems, Inc.*	19,344	718,243
NVIDIA Corp.*	124,576	2,299,673
Teradyne, Inc.*	39,802	708,874
Texas Instruments, Inc.	252,163	8,714,753
Xilinx, Inc.	56,213	1,843,786

		64,312,063

Software (1.9%)
Adobe Systems, Inc.*	109,038	3,615,700
Autodesk, Inc.*	49,225	2,171,315
BMC Software, Inc.*	38,376	1,908,822
CA, Inc.	83,010	2,007,182
Citrix Systems, Inc.*	40,200	2,953,092
Compuware Corp.*	48,228	557,033
Electronic Arts, Inc.*	71,728	$1,400,848
Intuit, Inc.*	58,624	3,112,934
Microsoft Corp.	1,591,054	40,349,130
Novell, Inc.*	76,543	453,900
Oracle Corp.	837,088	27,933,627
Red Hat, Inc.*	41,513	1,884,275
Salesforce.com, Inc.*	25,438	3,398,008
Symantec Corp.*	164,217	3,044,583

		94,790,449

Total Information Technology		469,922,879

Materials (2.0%)
Chemicals (1.2%)
Air Products & Chemicals, Inc.	46,274	4,172,989
Airgas, Inc.	16,192	1,075,473
CF Industries Holdings, Inc.	15,431	2,110,806
Dow Chemical Co.	251,277	9,485,707
E.I. du Pont de Nemours & Co.	198,322	10,901,760
Eastman Chemical Co.	15,396	1,529,131
Ecolab, Inc.	50,139	2,558,092
FMC Corp.	15,619	1,326,522
International Flavors & Fragrances, Inc.	17,338	1,080,157
Monsanto Co.	115,588	8,352,389
PPG Industries, Inc.	34,531	3,287,696
Praxair, Inc.	65,299	6,634,378
Sherwin-Williams Co.	19,090	1,603,369
Sigma-Aldrich Corp.	26,290	1,673,096

		55,791,565

Construction Materials (0.0%)
Vulcan Materials Co.	27,818	1,268,501

Containers & Packaging (0.1%)
Ball Corp.	36,327	1,302,323
Bemis Co., Inc.	23,411	768,115
Owens-Illinois, Inc.*	35,360	1,067,518
Sealed Air Corp.	34,486	919,397

		4,057,353

Metals & Mining (0.6%)
AK Steel Holding Corp.	23,602	372,440
Alcoa, Inc.	228,635	4,035,408
Allegheny Technologies, Inc.	21,166	1,433,361
Cliffs Natural Resources, Inc.	29,123	2,862,208
Freeport-McMoRan Copper & Gold, Inc.	203,688	11,314,868
Newmont Mining Corp.	105,862	5,777,948
Nucor Corp.	67,847	3,122,319
Titanium Metals Corp.*	19,067	354,265
United States Steel Corp.	30,855	1,664,319

		30,937,136

Paper & Forest Products (0.1%)
International Paper Co.	94,147	2,841,357
MeadWestvaco Corp.	36,628	1,110,927

		3,952,284

Total Materials		96,006,839

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	1,271,972	38,922,343
CenturyLink, Inc.	65,742	2,731,580
Frontier Communications Corp.	213,810	1,757,518
Qwest Communications International, Inc.	374,025	2,554,591
Verizon Communications, Inc.	608,475	23,450,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Windstream Corp.	108,457	$1,395,842

		70,812,500

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	85,239	4,417,085
MetroPCS Communications, Inc.*	57,135	927,873
Sprint Nextel Corp.*	643,299	2,984,907

		8,329,865

Total Telecommunication Services		79,142,365

Utilities (1.7%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	103,088	3,622,512
Duke Energy Corp.	285,910	5,189,267
Edison International	70,129	2,566,020
Entergy Corp.	38,575	2,592,626
Exelon Corp.	142,102	5,860,286
FirstEnergy Corp.	90,191	3,345,184
NextEra Energy, Inc.	90,587	4,993,155
Northeast Utilities	38,078	1,317,499
Pepco Holdings, Inc.	47,714	889,866
Pinnacle West Capital Corp.	23,506	1,005,822
PPL Corp.	103,824	2,626,747
Progress Energy, Inc.	63,093	2,911,111
Southern Co.	181,889	6,931,790

		43,851,885

Gas Utilities (0.0%)
Nicor, Inc.	9,874	530,234
Oneok, Inc.	23,102	1,545,062

		2,075,296

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	143,388	1,864,044
Constellation Energy Group, Inc.	43,151	1,343,291
NRG Energy, Inc.*	54,069	1,164,646

		4,371,981

Multi-Utilities (0.7%)
Ameren Corp.	51,754	1,452,735
CenterPoint Energy, Inc.	91,275	1,602,789
CMS Energy Corp.	53,339	1,047,578
Consolidated Edison, Inc.	62,818	3,186,129
Dominion Resources, Inc.	125,000	5,587,500
DTE Energy Co.	36,467	1,785,424
Integrys Energy Group, Inc.	16,834	850,285
NiSource, Inc.	60,221	1,155,039
PG&E Corp.	85,251	3,766,389
Public Service Enterprise Group, Inc.	108,720	3,425,767
SCANA Corp.	24,416	961,258
Sempra Energy	51,676	2,764,666
TECO Energy, Inc.	46,419	870,821
Wisconsin Energy Corp.	50,386	1,536,773
Xcel Energy, Inc.	103,791	2,479,567

		32,472,720

Total Utilities		82,771,882

Total Common Stocks (53.2%) (Cost $2,102,159,057)		2,598,138,527

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (42.8%)
BlackRock Liquidity Funds TempFund
0.14% ‡	2,090,114,345	$2,090,114,345

	Principal Amount	Value (Note 1)
Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$6,956,714	6,956,714

Total Short-Term Investments (43.0%) (Cost $2,097,071,059)		2,097,071,059

Total Investments (96.2%) (Cost $4,199,230,116)		4,695,209,586
Other Assets Less Liabilities (3.8%)		185,084,564

Net Assets (100%)		$4,880,294,150

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,259,724.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$2,083,647,833	$467,982,058	$461,515,546	$2,090,114,345	$809,106	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	34,523	June-11	$2,262,138,835	$2,280,244,150	$18,105,315

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$271,733,828	$—	$—	$271,733,828
Consumer Staples	265,336,828	—	—	265,336,828
Energy	344,489,639	—	—	344,489,639
Financials	410,546,731	—	—	410,546,731
Health Care	285,420,064	—	—	285,420,064
Industrials	292,767,472	—	—	292,767,472
Information Technology	469,922,879	—	—	469,922,879
Materials	96,006,839	—	—	96,006,839
Telecommunication Services	79,142,365	—	—	79,142,365
Utilities	82,771,882	—	—	82,771,882
Futures	18,105,315	—	—	18,105,315
Short-Term Investments	—	2,097,071,059	—	2,097,071,059

Total Assets	$2,616,243,842	$2,097,071,059	$—	$4,713,314,901

Total Liabilities	$—	$—	$—	$—

Total	$2,616,243,842	$2,097,071,059	$—	$4,713,314,901

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$25,105,132
Net Proceeds of Sales and Redemptions:
Stocks	$61,089,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$538,264,669
Aggregate gross unrealized depreciation	(46,703,828)

Net unrealized appreciation	$491,560,841

Federal income tax cost of investments	$4,203,648,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.5%)
Auto Components (0.6%)
BorgWarner, Inc.*	42,726	$3,404,835
Gentex Corp.	53,536	1,619,464

		5,024,299

Automobiles (0.1%)
Thor Industries, Inc.	16,070	536,256

Distributors (0.1%)
LKQ Corp.*	54,971	1,324,801

Diversified Consumer Services (0.6%)
Career Education Corp.*	24,291	551,892
ITT Educational Services, Inc.*	9,101	656,637
Matthews International Corp., Class A	11,182	431,066
Regis Corp.	21,809	386,892
Service Corp. International	91,775	1,015,031
Sotheby’s, Inc.	25,468	1,339,617
Strayer Education, Inc.	5,145	671,371

		5,052,506

Hotels, Restaurants & Leisure (1.2%)
Bally Technologies, Inc.*	20,375	771,194
Bob Evans Farms, Inc.	11,533	375,976
Boyd Gaming Corp.*	21,189	198,541
Brinker International, Inc.	34,312	868,094
Cheesecake Factory, Inc.*	22,635	681,087
Chipotle Mexican Grill, Inc.*	11,831	3,222,409
International Speedway Corp., Class A	11,099	330,750
Life Time Fitness, Inc.*	15,874	592,259
Panera Bread Co., Class A*	11,738	1,490,726
Scientific Games Corp., Class A*	23,959	209,402
Wendy’s/Arby’s Group, Inc., Class A	122,101	614,168
WMS Industries, Inc.*	21,873	773,210

		10,127,816

Household Durables (0.8%)
American Greetings Corp., Class A .	15,154	357,634
KB Home	27,316	339,811
M.D.C. Holdings, Inc.	14,308	362,708
Mohawk Industries, Inc.*	21,341	1,305,002
NVR, Inc.*	2,280	1,723,680
Ryland Group, Inc.	16,705	265,609
Toll Brothers, Inc.*	54,744	1,082,289
Tupperware Brands Corp.	23,836	1,423,248

		6,859,981

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.*	101,955	329,315
Polaris Industries, Inc.	12,855	1,118,642

		1,447,957

Media (0.4%)
DreamWorks Animation SKG, Inc., Class A*	27,104	757,015
Harte-Hanks, Inc.	14,655	174,395
John Wiley & Sons, Inc., Class A	17,579	893,716
Lamar Advertising Co., Class A*	21,705	801,783
Meredith Corp.	13,762	466,807
New York Times Co., Class A*	44,788	424,142
Scholastic Corp.	9,030	244,171

		3,762,029

Multiline Retail (0.4%)
99 Cents Only Stores*	17,725	$347,410
Dollar Tree, Inc.*	47,435	2,633,591
Saks, Inc.*	61,191	692,070

		3,673,071

Specialty Retail (2.1%)
Aaron’s, Inc.	27,452	696,183
Advance Auto Parts, Inc.	31,094	2,040,388
Aeropostale, Inc.*	34,153	830,601
American Eagle Outfitters, Inc.	74,210	1,179,197
ANN, Inc.*	21,267	619,082
Ascena Retail Group, Inc.*	26,270	851,411
Barnes & Noble, Inc.	14,797	135,984
Chico’s FAS, Inc.	67,321	1,003,083
Collective Brands, Inc.*	23,969	517,251
Dick’s Sporting Goods, Inc.*	33,589	1,342,888
Foot Locker, Inc.	58,873	1,160,976
Guess?, Inc.	24,108	948,650
Office Depot, Inc.*	105,062	486,437
PetSmart, Inc.	44,532	1,823,585
Rent-A-Center, Inc.	24,138	842,658
Tractor Supply Co	27,640	1,654,530
Williams-Sonoma, Inc.	39,979	1,619,150

		17,752,054

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	14,604	1,258,135
Fossil, Inc.*	19,380	1,814,937
Hanesbrands, Inc.*	36,280	981,011
Phillips-Van Heusen Corp.	25,290	1,644,609
Timberland Co., Class A*	14,621	603,701
Under Armour, Inc., Class A*	13,415	912,891
Warnaco Group, Inc.*	16,706	955,416

		8,170,700

Total Consumer Discretionary		63,731,470

Consumer Staples (2.1%)
Beverages (0.2%)
Hansen Natural Corp.*	26,270	1,582,242

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club, Inc.*	20,682	1,009,695
Ruddick Corp.	16,257	627,358

		1,637,053

Food Products (1.0%)
Corn Products International, Inc.	28,832	1,494,074
Flowers Foods, Inc.	28,575	778,097
Green Mountain Coffee Roasters, Inc.*	43,943	2,839,157
Lancaster Colony Corp.	7,281	441,229
Ralcorp Holdings, Inc.*	20,852	1,426,903
Smithfield Foods, Inc.*	62,919	1,513,831
Tootsie Roll Industries, Inc.	9,547	270,755

		8,764,046

Household Products (0.5%)
Church & Dwight Co., Inc.	26,986	2,141,069
Energizer Holdings, Inc.*	26,838	1,909,792

		4,050,861

Personal Products (0.1%)
Alberto-Culver Co.	32,549	1,213,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.1%)
Universal Corp.	8,926	$388,638

Total Consumer Staples		17,635,941

Energy (3.6%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	21,305	989,191
Dril-Quip, Inc.*	13,024	1,029,287
Exterran Holdings, Inc.*	23,965	568,689
Helix Energy Solutions Group, Inc.*.	39,934	686,865
Oceaneering International, Inc.*	20,530	1,836,408
Patterson-UTI Energy, Inc.	58,478	1,718,668
Pride International, Inc.*	66,809	2,869,447
Superior Energy Services, Inc.*	29,901	1,225,941
Tidewater, Inc.	19,483	1,166,058
Unit Corp.*	15,061	933,029

		13,023,583

Oil, Gas & Consumable Fuels (2.1%)
Arch Coal, Inc.	61,575	2,219,163
Bill Barrett Corp.*	17,561	700,860
Cimarex Energy Co.	32,293	3,721,445
Comstock Resources, Inc.*	17,945	555,218
Forest Oil Corp.*	42,980	1,625,933
Frontier Oil Corp.	40,047	1,174,178
Northern Oil and Gas, Inc.*	20,180	538,806
Overseas Shipholding Group, Inc.	10,100	324,614
Patriot Coal Corp.*	34,582	893,253
Plains Exploration & Production Co.*	53,054	1,922,147
Quicksilver Resources, Inc.*	45,176	646,469
SM Energy Co.	24,043	1,783,750
Southern Union Co.	47,245	1,352,152

		17,457,988

Total Energy		30,481,571

Financials (10.4%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	19,663	2,150,542
Apollo Investment Corp.	73,943	891,753
Eaton Vance Corp.	45,032	1,451,832
Greenhill & Co., Inc.	9,543	627,834
Jefferies Group, Inc.	47,641	1,188,166
Raymond James Financial, Inc.	38,037	1,454,535
SEI Investments Co.	55,084	1,315,406
Waddell & Reed Financial, Inc., Class A	32,386	1,315,195

		10,395,263

Commercial Banks (1.8%)
Associated Banc-Corp.	65,619	974,442
BancorpSouth, Inc.	27,793	429,402
Bank of Hawaii Corp.	18,185	869,607
Cathay General BanCorp	29,752	507,272
City National Corp./California	17,673	1,008,245
Commerce Bancshares, Inc./Missouri	29,389	1,188,491
Cullen/Frost Bankers, Inc.	23,178	1,367,965
East West Bancorp, Inc.	56,139	1,232,812
FirstMerit Corp.	41,201	702,889
Fulton Financial Corp.	75,489	838,683
International Bancshares Corp.	19,947	365,828
PacWest Bancorp	12,102	263,218
Prosperity Bancshares, Inc.	17,710	757,457
SVB Financial Group*	16,053	913,897
Synovus Financial Corp.	297,872	714,893
TCF Financial Corp.	59,324	940,879
Trustmark Corp.	21,530	504,233
Valley National Bancorp	61,112	$853,123
Webster Financial Corp.	27,768	595,068
Westamerica Bancorp	11,027	566,457

		15,594,861

Diversified Financial Services (0.2%)
MSCI, Inc., Class A*	45,234	1,665,516

Insurance (2.1%)
American Financial Group, Inc./Ohio	29,449	1,031,304
Arthur J. Gallagher & Co.	40,656	1,236,349
Aspen Insurance Holdings Ltd.	26,683	735,384
Brown & Brown, Inc.	44,298	1,142,888
Everest Reinsurance Group Ltd.	20,682	1,823,739
Fidelity National Financial, Inc., Class A	85,329	1,205,699
First American Financial Corp.	39,530	652,245
Hanover Insurance Group, Inc.	17,113	774,363
HCC Insurance Holdings, Inc.	43,635	1,366,212
Mercury General Corp.	13,518	528,959
Old Republic International Corp.	97,355	1,235,435
Protective Life Corp.	32,526	863,565
Reinsurance Group of America, Inc.	28,839	1,810,513
StanCorp Financial Group, Inc.	17,451	804,840
Transatlantic Holdings, Inc.	23,776	1,157,178
Unitrin, Inc.	18,775	579,772
W. R. Berkley Corp.	44,411	1,430,478

		18,378,923

Real Estate Investment Trusts (REITs) (4.2%)
Alexandria Real Estate Equities, Inc. (REIT)	21,063	1,642,282
AMB Property Corp. (REIT)	64,046	2,303,735
BRE Properties, Inc. (REIT)	24,458	1,153,928
Camden Property Trust (REIT)	26,236	1,490,730
Corporate Office Properties
Trust/Maryland (REIT)	25,336	915,643
Cousins Properties, Inc. (REIT)	39,154	326,936
Duke Realty Corp. (REIT)	95,584	1,339,132
Equity One, Inc. (REIT)	17,845	334,951
Essex Property Trust, Inc. (REIT)	12,061	1,495,564
Federal Realty Investment Trust (REIT)	23,345	1,904,018
Highwoods Properties, Inc. (REIT)	27,143	950,276
Hospitality Properties Trust (REIT)	46,758	1,082,448
Liberty Property Trust (REIT)	43,335	1,425,721
Macerich Co. (REIT)	49,392	2,446,386
Mack-Cali Realty Corp. (REIT)	32,715	1,109,038
Nationwide Health Properties, Inc. (REIT)	47,879	2,036,294
Omega Healthcare Investors, Inc. (REIT)	37,591	839,783
Potlatch Corp. (REIT)	15,163	609,553
Rayonier, Inc. (REIT)	30,686	1,912,045
Realty Income Corp. (REIT)	46,092	1,610,915
Regency Centers Corp. (REIT)	31,083	1,351,489
Senior Housing Properties Trust (REIT)	53,364	1,229,507
SL Green Realty Corp. (REIT)	29,816	2,242,163
Taubman Centers, Inc. (REIT)	20,956	1,122,822
UDR, Inc. (REIT)	69,082	1,683,528
Weingarten Realty Investors (REIT).	45,613	1,143,062

		35,701,949

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	16,190	1,614,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	31,158	$447,740
First Niagara Financial Group, Inc.	79,263	1,076,392
New York Community Bancorp, Inc.	165,229	2,851,853
NewAlliance Bancshares, Inc.	39,811	590,795
Washington Federal, Inc.	42,663	739,776

		5,706,556

Total Financials		89,057,859

Health Care (5.8%)
Biotechnology (0.6%)
United Therapeutics Corp.*	19,181	1,285,511
Vertex Pharmaceuticals, Inc.*	77,259	3,703,024

		4,988,535

Health Care Equipment & Supplies (1.9%)
Beckman Coulter, Inc.	26,354	2,189,227
Cooper Cos., Inc.	17,689	1,228,501
Gen-Probe, Inc.*	18,306	1,214,603
Hill-Rom Holdings, Inc.	23,938	909,165
Hologic, Inc.*	98,606	2,189,053
IDEXX Laboratories, Inc.*	21,814	1,684,477
Immucor, Inc.*	26,509	524,348
Kinetic Concepts, Inc.*	23,735	1,291,659
Masimo Corp.	22,531	745,776
ResMed, Inc.*	57,720	1,731,600
STERIS Corp.	22,450	775,423
Teleflex, Inc.	15,207	881,702
Thoratec Corp.*	22,143	574,168

		15,939,702

Health Care Providers & Services (1.7%)
Community Health Systems, Inc.*	35,151	1,405,689
Health Management Associates, Inc., Class A*	95,039	1,035,925
Health Net, Inc.*	35,766	1,169,548
Henry Schein, Inc.*	34,927	2,450,828
Kindred Healthcare, Inc.*	14,910	356,051
LifePoint Hospitals, Inc.*	19,735	792,952
Lincare Holdings, Inc.	36,658	1,087,276
MEDNAX, Inc.*	18,085	1,204,642
Omnicare, Inc.	44,165	1,324,508
Owens & Minor, Inc.	23,973	778,643
Universal Health Services, Inc., Class B	36,868	1,821,648
VCA Antech, Inc.*	32,619	821,347
WellCare Health Plans, Inc.*	16,094	675,143

		14,924,200

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	71,270	1,495,957

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	7,406	889,757
Charles River Laboratories International, Inc.*	21,632	830,236
Covance, Inc.*	23,711	1,297,466
Mettler-Toledo International, Inc.*	12,360	2,125,920
Pharmaceutical Product Development, Inc.	44,291	1,227,304
Techne Corp.	14,116	1,010,705

		7,381,388

Pharmaceuticals (0.6%)
Endo Pharmaceuticals Holdings, Inc.*	44,151	1,684,802
Medicis Pharmaceutical Corp., Class A	22,644	725,514
Perrigo Co.	31,562	$2,509,810

		4,920,126

Total Health Care		49,649,908

Industrials (8.3%)
Aerospace & Defense (0.4%)
Alliant Techsystems, Inc.	12,679	896,025
BE Aerospace, Inc.*	38,719	1,375,686
Huntington Ingalls Industries, Inc.*	18,447	765,551

		3,037,262

Airlines (0.2%)
AirTran Holdings, Inc.*	51,400	382,930
Alaska Air Group, Inc.*	13,803	875,386
JetBlue Airways Corp.*	76,450	479,342

		1,737,658

Building Products (0.1%)
Lennox International, Inc.	17,077	897,909

Commercial Services & Supplies (0.9%)
Brink’s Co.	17,568	581,677
Clean Harbors, Inc.*	8,759	864,163
Copart, Inc.*	22,604	979,431
Corrections Corp. of America*	41,514	1,012,942
Deluxe Corp.	19,396	514,770
Herman Miller, Inc.	21,621	594,361
HNI Corp.	16,978	535,826
Mine Safety Appliances Co.	11,722	429,846
Rollins, Inc.	23,918	485,535
Waste Connections, Inc.	43,337	1,247,672

		7,246,223

Construction & Engineering (0.7%)
Aecom Technology Corp.*	44,931	1,245,937
Granite Construction, Inc.	12,871	361,675
KBR, Inc.	57,319	2,164,939
Shaw Group, Inc.*	32,233	1,141,370
URS Corp.*	30,909	1,423,359

		6,337,280

Electrical Equipment (1.0%)
Acuity Brands, Inc.	16,310	953,972
AMETEK, Inc.	60,835	2,668,832
Hubbell, Inc., Class B	22,914	1,627,581
Regal-Beloit Corp.	14,712	1,086,187
Thomas & Betts Corp.*	19,752	1,174,651
Woodward, Inc.	22,400	774,144

		8,285,367

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	23,150	1,031,332

Machinery (3.1%)
AGCO Corp.*	35,535	1,953,359
Bucyrus International, Inc.	30,789	2,815,654
Crane Co.	17,473	846,217
Donaldson Co., Inc.	29,056	1,780,842
Gardner Denver, Inc.	19,871	1,550,534
Graco, Inc.	22,722	1,033,624
Harsco Corp.	30,577	1,079,062
IDEX Corp.	31,216	1,362,578
Kennametal, Inc.	31,166	1,215,474
Lincoln Electric Holdings, Inc.	15,982	1,213,354
Nordson Corp.	12,911	1,485,540
Oshkosh Corp.*	34,375	1,216,188
Pentair, Inc.	37,342	1,411,154
SPX Corp.	19,139	1,519,445
Terex Corp.*	41,316	1,530,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Timken Co.	30,670	$1,604,041
Trinity Industries, Inc.	30,245	1,109,084
Valmont Industries, Inc.	8,157	851,346
Wabtec Corp.	18,211	1,235,252

		26,813,093

Marine (0.2%)
Alexander & Baldwin, Inc.	15,639	713,920
Kirby Corp.*	20,281	1,161,899

		1,875,819

Professional Services (0.5%)
Corporate Executive Board Co.	12,991	524,447
FTI Consulting, Inc.*	17,555	672,883
Korn/Ferry International*	17,497	389,658
Manpower, Inc.	31,006	1,949,657
Towers Watson & Co., Class A	17,162	951,805

		4,488,450

Road & Rail (0.7%)
Con-way, Inc.	20,780	816,446
J.B. Hunt Transport Services, Inc.	33,372	1,515,756
Kansas City Southern*	38,947	2,120,664
Landstar System, Inc.	18,412	841,060
Werner Enterprises, Inc.	16,801	444,723

		5,738,649

Trading Companies & Distributors (0.4%)
GATX Corp.	17,567	679,140
MSC Industrial Direct Co., Class A	17,014	1,164,948
United Rentals, Inc.*	22,950	763,776
Watsco, Inc.	10,577	737,323

		3,345,187

Total Industrials		70,834,229

Information Technology (8.7%)
Communications Equipment (0.8%)
ADTRAN, Inc.	24,163	1,025,961
Ciena Corp.*	35,678	926,201
Plantronics, Inc.	18,253	668,425
Polycom, Inc.*	32,779	1,699,591
Riverbed Technology, Inc.*	56,521	2,128,015

		6,448,193

Computers & Peripherals (0.3%)
Diebold, Inc.	24,918	883,592
NCR Corp.*	60,376	1,137,484
QLogic Corp.*	40,032	742,594

		2,763,670

Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc.*	43,664	1,828,648
Avnet, Inc.*	57,635	1,964,777
Ingram Micro, Inc., Class A*	59,847	1,258,583
Itron, Inc.*	15,362	867,031
National Instruments Corp.	33,580	1,100,400
Tech Data Corp.*	17,745	902,511
Trimble Navigation Ltd.*	45,924	2,320,999
Vishay Intertechnology, Inc.*	62,492	1,108,608

		11,351,557

Internet Software & Services (0.6%)
AOL, Inc.*	40,445	789,891
Digital River, Inc.*	14,851	555,873
Equinix, Inc.*	17,477	1,592,154
Rackspace Hosting, Inc.*	37,013	1,586,007
ValueClick, Inc.*	30,617	442,722

		4,966,647

IT Services (1.4%)
Acxiom Corp.*	30,370	435,810
Alliance Data Systems Corp.*	19,545	1,678,720
Broadridge Financial Solutions, Inc.	47,373	$1,074,893
Convergys Corp.*	46,203	663,475
CoreLogic, Inc.*	39,509	730,917
DST Systems, Inc.	13,503	713,228
Gartner, Inc.*	32,346	1,347,858
Global Payments, Inc.	30,215	1,478,118
Jack Henry & Associates, Inc.	32,440	1,099,392
Lender Processing Services, Inc.	34,097	1,097,582
ManTech International Corp., Class A*	8,590	364,216
NeuStar, Inc., Class A*	27,952	715,012
SRA International, Inc., Class A*	16,184	458,978

		11,858,199

Office Electronics (0.1%)
Zebra Technologies Corp., Class A* .	21,286	835,263

Semiconductors & Semiconductor Equipment (1.9%)
Atmel Corp.*	173,364	2,362,951
Cree, Inc.*	41,336	1,908,070
Cypress Semiconductor Corp.*	64,351	1,247,122
Fairchild Semiconductor International, Inc.*	47,402	862,716
Integrated Device Technology, Inc.*	57,588	424,424
International Rectifier Corp.*	26,317	870,040
Intersil Corp., Class A	47,141	586,906
Lam Research Corp.*	46,746	2,648,628
RF Micro Devices, Inc.*	104,217	668,031
Semtech Corp.*	23,789	595,201
Silicon Laboratories, Inc.*	16,559	715,514
Skyworks Solutions, Inc.*	69,888	2,265,769
Varian Semiconductor Equipment Associates, Inc.*	28,297	1,377,215

		16,532,587

Software (2.3%)
ACI Worldwide, Inc.*	12,576	412,493
Advent Software, Inc.*	12,084	346,448
ANSYS, Inc.*	34,622	1,876,166
Cadence Design Systems, Inc.*	101,324	987,909
Concur Technologies, Inc.*	17,536	972,371
FactSet Research Systems, Inc.	17,608	1,844,086
Fair Isaac Corp.	15,105	477,469
Informatica Corp.*	35,729	1,866,126
Mentor Graphics Corp.*	41,606	608,696
MICROS Systems, Inc.*	30,557	1,510,433
Parametric Technology Corp.*	44,707	1,005,460
Quest Software, Inc.*	23,412	594,431
Rovi Corp.*	42,433	2,276,530
Solera Holdings, Inc.	26,686	1,363,655
Synopsys, Inc.*	56,776	1,569,856
TIBCO Software, Inc.*	62,983	1,716,287

		19,428,416

Total Information Technology		74,184,532

Materials (3.7%)
Chemicals (1.9%)
Albemarle Corp.	34,734	2,076,051
Ashland, Inc.	29,921	1,728,237
Cabot Corp.	24,857	1,150,630
Cytec Industries, Inc.	18,729	1,018,296
Intrepid Potash, Inc.*	16,837	586,264
Lubrizol Corp.	24,559	3,289,924
Minerals Technologies, Inc.	7,011	480,394
NewMarket Corp.	3,676	581,617
Olin Corp.	30,126	690,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	49,109	$1,165,357
Scotts Miracle-Gro Co., Class A	17,326	1,002,309
Sensient Technologies Corp.	18,873	676,408
Valspar Corp.	36,783	1,438,215

		15,884,190

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	17,316	1,552,726

Containers & Packaging (0.8%)
AptarGroup, Inc.	25,409	1,273,753
Greif, Inc., Class A	11,807	772,296
Packaging Corp. of America	38,808	1,121,163
Rock-Tenn Co., Class A	14,822	1,027,906
Silgan Holdings, Inc.	18,795	716,841
Sonoco Products Co.	38,484	1,394,275
Temple-Inland, Inc.	40,879	956,569

		7,262,803

Metals & Mining (0.7%)
Carpenter Technology Corp.	16,675	712,189
Commercial Metals Co.	43,315	748,050
Compass Minerals International, Inc.	12,471	1,166,413
Reliance Steel & Aluminum Co.	28,349	1,638,005
Steel Dynamics, Inc.	82,364	1,545,972
Worthington Industries, Inc.	20,992	439,153

		6,249,782

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	50,017	525,178

Total Materials		31,474,679

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.1%)
tw telecom, Inc.*	57,153	1,097,338

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	34,686	1,168,918

Total Telecommunication Services		2,266,256

Utilities (3.1%)
Electric Utilities (0.9%)
Cleco Corp.	23,027	789,596
DPL, Inc.	45,124	1,236,849
Great Plains Energy, Inc.	51,472	1,030,470
Hawaiian Electric Industries, Inc.	35,688	885,062
IDACORP, Inc.	18,598	708,584
NV Energy, Inc.	89,243	1,328,828
PNM Resources, Inc.	32,886	490,659
Westar Energy, Inc.	42,596	1,125,386

		7,595,434

Gas Utilities (1.1%)
AGL Resources, Inc.	29,603	1,179,384
Atmos Energy Corp.	34,341	1,171,028
Energen Corp.	27,275	1,721,598
National Fuel Gas Co.	31,257	2,313,018
Questar Corp.	66,525	1,160,861
UGI Corp.	41,915	1,379,003
WGL Holdings, Inc.	19,361	755,079

		9,679,971

Multi-Utilities (1.0%)
Alliant Energy Corp.	41,978	1,634,204
Black Hills Corp.	14,913	498,691
MDU Resources Group, Inc.	71,403	1,640,127
NSTAR	39,270	1,817,023
OGE Energy Corp.	37,013	$1,871,377
Vectren Corp.	30,902	840,534

		8,301,956

Water Utilities (0.1%)
Aqua America, Inc.	52,125	1,193,141

Total Utilities		26,770,502

Total Common Stocks (53.5%) (Cost $338,705,829)		456,086,947

SHORT-TERM INVESTMENTS:
Short-Term Investment (42.5%)
BlackRock Liquidity Funds TempFund
0.14% ‡	361,967,132	361,967,132

	Principal Amount	Value (Note 1)
Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$1,607,820	1,607,820

Total Short-Term Investments (42.7%) (Cost $363,574,952)		363,574,952

Total Investments (96.2%) (Cost $702,280,781)		819,661,899
Other Assets Less Liabilities (3.8%)		32,707,113

Net Assets (100%)		$852,369,012

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$368,857,713	$108,060,674	$114,951,255	$361,967,132	$136,594	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	351	June-11	$28,616,787	$29,543,670	$926,883
S&P 500 E-Mini Index	444	June-11	29,089,786	29,326,200	236,414
S&P MidCap 400 E-Mini Index	3,419	June-11	327,598,044	337,455,300	9,857,256

					$11,020,553

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$63,731,470	$—	$—	$63,731,470
Consumer Staples	17,635,941	—	—	17,635,941
Energy	30,481,571	—	—	30,481,571
Financials	89,057,859	—	—	89,057,859
Health Care	49,649,908	—	—	49,649,908
Industrials	70,834,229	—	—	70,834,229
Information Technology	74,184,532	—	—	74,184,532
Materials	31,474,679	—	—	31,474,679
Telecommunication Services	2,266,256	—	—	2,266,256
Utilities	26,770,502	—	—	26,770,502
Futures	11,020,553	—	—	11,020,553
Short-Term Investments	—	363,574,952	—	363,574,952

Total Assets	$467,107,500	$363,574,952	$—	$830,682,452

Total Liabilities	$—	$—	$—	$—

Total	$467,107,500	$363,574,952	$—	$830,682,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$10,044,241
Net Proceeds of Sales and Redemptions:
Stocks	$27,831,350

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,565,322
Aggregate gross unrealized depreciation	(5,849,691)

Net unrealized appreciation	$116,715,631

Federal income tax cost of investments	$702,946,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	29,722	$374,200
Amerigon, Inc.*	13,397	204,572
Cooper Tire & Rubber Co.	35,307	909,155
Dana Holding Corp.*	80,779	1,404,747
Dorman Products, Inc.*	6,733	283,392
Drew Industries, Inc.	11,044	246,612
Exide Technologies, Inc.*	42,882	479,421
Fuel Systems Solutions, Inc.*	7,726	233,171
Modine Manufacturing Co.*	27,164	438,427
Shiloh Industries, Inc.	8,700	101,616
Spartan Motors, Inc.	25,775	176,816
Standard Motor Products, Inc.	5,390	74,544
Stoneridge, Inc.*	9,598	140,323
Superior Industries International, Inc.	11,197	287,091
Tenneco, Inc.*	35,599	1,511,178
Tower International, Inc.*	5,700	96,501

		6,961,766

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,398	232,611

Distributors (0.1%)
Audiovox Corp., Class A*	14,279	114,232
Core-Mark Holding Co., Inc.*	6,252	206,629
Pool Corp.	29,519	711,703
Weyco Group, Inc.	5,783	141,452

		1,174,016

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	10,253	414,734
Archipelago Learning, Inc.*	2,980	25,479
Bridgepoint Education, Inc.*	10,481	179,225
Cambium Learning Group, Inc.*	16,500	56,100
Capella Education Co.*	9,563	476,142
Coinstar, Inc.*	18,536	851,173
Corinthian Colleges, Inc.*	49,986	220,938
CPI Corp.	4,105	92,404
Grand Canyon Education, Inc.*	17,612	255,374
K12, Inc.*	14,610	492,357
Learning Tree International, Inc.	6,848	60,194
Lincoln Educational Services Corp.	9,455	150,240
Mac-Gray Corp.	3,841	61,955
Matthews International Corp., Class A	16,944	653,191
National American University Holdings, Inc.	8,800	62,392
Pre-Paid Legal Services, Inc.*	4,520	298,320
Princeton Review, Inc.*	45,138	17,238
Regis Corp.	32,584	578,040
Sotheby’s, Inc.	39,220	2,062,972
Steiner Leisure Ltd.*	8,311	384,467
Stewart Enterprises, Inc., Class A	47,519	363,045
Universal Technical Institute, Inc.	11,317	220,116

		7,976,096

Hotels, Restaurants & Leisure (1.2%)
AFC Enterprises, Inc.*	12,537	189,685
Ambassadors Group, Inc.	13,130	143,773
Ameristar Casinos, Inc.	16,156	286,769
Biglari Holdings, Inc.*	802	339,687
BJ’s Restaurants, Inc.*	12,927	508,419
Bluegreen Corp.*	23,049	$94,731
Bob Evans Farms, Inc.	17,480	569,848
Boyd Gaming Corp.*	30,846	289,027
Bravo Brio Restaurant Group, Inc.*	9,371	165,773
Buffalo Wild Wings, Inc.*	10,335	562,534
California Pizza Kitchen, Inc.*	9,756	164,681
Caribou Coffee Co., Inc.*	7,164	72,858
Carrols Restaurant Group, Inc.*	13,159	121,984
CEC Entertainment, Inc.	13,161	496,565
Cheesecake Factory, Inc.*	34,935	1,051,194
Churchill Downs, Inc.	6,690	277,635
Cracker Barrel Old Country Store, Inc.	13,783	677,297
Denny’s Corp.*	45,429	184,442
DineEquity, Inc.*	10,756	591,365
Domino’s Pizza, Inc.*	22,113	407,543
Einstein Noah Restaurant Group, Inc.	1,590	25,885
Gaylord Entertainment Co.*	20,250	702,270
Interval Leisure Group, Inc.*	20,819	340,391
Isle of Capri Casinos, Inc.*	15,585	148,057
Jack in the Box, Inc.*	32,846	744,947
Jamba, Inc.*	49,686	109,309
Krispy Kreme Doughnuts, Inc.*	35,438	249,484
Life Time Fitness, Inc.*	24,827	926,295
Marcus Corp.	12,965	141,318
McCormick & Schmick’s Seafood Restaurants, Inc.*	12,249	88,438
Monarch Casino & Resort, Inc.*	8,489	88,286
Morgans Hotel Group Co.*	18,763	183,877
Multimedia Games, Inc.*	16,982	97,307
O’Charleys, Inc.*	11,501	68,661
Orient-Express Hotels Ltd., Class A*	54,374	672,606
P.F. Chang’s China Bistro, Inc.	13,798	637,330
Papa John’s International, Inc.*	12,019	380,642
Peet’s Coffee & Tea, Inc.*	6,727	323,501
Pinnacle Entertainment, Inc.*	34,172	465,423
Red Lion Hotels Corp.*	15,151	124,238
Red Robin Gourmet Burgers, Inc.*	8,874	238,711
Ruby Tuesday, Inc.*	35,473	465,051
Ruth’s Hospitality Group, Inc.*	24,886	128,412
Scientific Games Corp., Class A*	36,984	323,240
Shuffle Master, Inc.*	31,411	335,469
Sonic Corp.*	33,628	304,333
Speedway Motorsports, Inc.	13,661	218,303
Summit Hotel Properties, Inc. (REIT)*	8,172	81,230
Texas Roadhouse, Inc.	32,735	556,168
Vail Resorts, Inc.*	21,667	1,056,483

		17,421,475

Household Durables (0.4%)
American Greetings Corp., Class A	22,593	533,195
Beazer Homes USA, Inc.*	40,246	183,924
Blyth, Inc.	2,997	97,373
Cavco Industries, Inc.*	4,277	193,149
CSS Industries, Inc.	6,661	125,560
Ethan Allen Interiors, Inc.	13,353	292,431
Furniture Brands International, Inc.*	26,245	119,415
Helen of Troy Ltd.*	17,416	512,030
Hooker Furniture Corp.	7,962	95,226
Hovnanian Enterprises, Inc., Class A*	33,904	119,681
iRobot Corp.*	12,388	407,441
Kid Brands, Inc.*	15,092	110,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
La-Z-Boy, Inc.*	28,395	$271,172
Libbey, Inc.*	11,326	186,879
Lifetime Brands, Inc.*	8,384	125,760
M/I Homes, Inc.*	11,430	171,336
Meritage Homes Corp.*	18,616	449,204
Ryland Group, Inc.	25,448	404,623
Sealy Corp.*	45,409	115,339
Skyline Corp.	4,843	97,102
Standard Pacific Corp.*	54,611	203,699
Universal Electronics, Inc.*	6,958	205,678

		5,021,143

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	25,444	83,965
Blue Nile, Inc.*	6,790	366,592
drugstore.com, Inc.*	29,337	112,948
Gaiam, Inc., Class A	19,830	130,878
HSN, Inc.*	23,129	740,822
Nutrisystem, Inc.	16,217	234,984
Orbitz Worldwide, Inc.*	43,183	154,163
Overstock.com, Inc.*	14,643	230,188
PetMed Express, Inc.	12,106	192,001
Shutterfly, Inc.*	16,505	864,202
U.S. Auto Parts Network, Inc.*	13,357	116,206
Vitacost.com, Inc.(b)*†	3,254	13,911

		3,240,860

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	4,364	67,860
Brunswick Corp.	51,906	1,319,970
Callaway Golf Co.	32,178	219,454
Eastman Kodak Co.*	152,734	493,331
JAKKS Pacific, Inc.*	14,605	282,607
Leapfrog Enterprises, Inc.*	21,411	92,495
Marine Products Corp.*	12,195	96,706
Polaris Industries, Inc.	18,531	1,612,568
RC2 Corp.*	11,689	328,461
Smith & Wesson Holding Corp.*	42,528	150,974
Steinway Musical Instruments, Inc.*	5,923	131,550
Sturm Ruger & Co., Inc.	10,749	246,904
Summer Infant, Inc.*	4,657	37,256

		5,080,136

Media (0.7%)
AH Belo Corp., Class A*	18,810	157,252
Arbitron, Inc.	14,880	595,646
Ascent Media Corp., Class A*	8,579	419,084
Ballantyne Strong, Inc.*	5,616	40,267
Belo Corp., Class A*	52,113	459,116
Carmike Cinemas, Inc.*	12,280	87,802
Cinemark Holdings, Inc.	32,372	626,398
CKX, Inc.*	42,085	177,599
Crown Media Holdings, Inc., Class A*	45,999	106,718
Cumulus Media, Inc., Class A*	5,562	24,139
Dex One Corp.*	28,382	137,369
Entercom Communications Corp., Class A*	15,395	169,653
Entravision Communications Corp., Class A*	39,800	107,858
EW Scripps Co., Class A*	16,785	166,171
Fisher Communications, Inc.*	1,659	51,562
Global Sources Ltd.*	16,674	193,919
Gray Television, Inc.*	44,990	93,129
Harte-Hanks, Inc.	20,366	242,355
Journal Communications, Inc., Class A*	24,212	$145,272
Knology, Inc.*	15,916	205,476
Lee Enterprises, Inc.*	11,353	30,653
LIN TV Corp., Class A*	17,780	105,435
Lions Gate Entertainment Corp.*	38,751	242,194
Live Nation Entertainment, Inc.*	82,569	825,690
LodgeNet Interactive Corp.*	29,703	108,119
Martha Stewart Living Omnimedia, Inc., Class A*	20,241	75,094
McClatchy Co., Class A*	37,353	127,000
Media General, Inc., Class A*	14,149	97,345
National CineMedia, Inc.	30,907	577,034
Nexstar Broadcasting Group, Inc., Class A*	19,848	172,082
Outdoor Channel Holdings, Inc.*	11,454	85,447
PRIMEDIA, Inc.	19,677	95,827
Radio One, Inc., Class D*	8,050	15,697
ReachLocal, Inc.*	5,000	100,000
Rentrak Corp.*	4,709	126,766
Scholastic Corp.	15,605	421,959
Sinclair Broadcast Group, Inc., Class A	25,650	321,651
SuperMedia, Inc.*	7,732	48,248
Valassis Communications, Inc.*	29,230	851,762
Value Line, Inc.	4,935	73,038
Warner Music Group Corp.*	29,735	201,306
Westwood One, Inc.*	7,361	53,367
World Wrestling Entertainment, Inc., Class A	13,649	171,568

		9,134,067

Multiline Retail (0.2%)
99 Cents Only Stores*	26,462	518,655
Bon-Ton Stores, Inc.*	12,838	198,989
Dillard’s, Inc., Class A	24,452	981,014
Fred’s, Inc., Class A	20,308	270,503
Gordmans Stores, Inc.*	6,000	106,380
Retail Ventures, Inc.*	15,761	271,877
Saks, Inc.*	80,453	909,923
Tuesday Morning Corp.*	18,534	90,817

		3,348,158

Specialty Retail (1.6%)
America’s Car-Mart, Inc.*	2,982	76,876
ANN, Inc.*	32,659	950,703
Asbury Automotive Group, Inc.*	17,748	328,161
Ascena Retail Group, Inc.*	33,890	1,098,375
Barnes & Noble, Inc.	21,650	198,963
bebe stores, Inc.	34,401	201,246
Big 5 Sporting Goods Corp.	12,357	147,295
Books-A-Million, Inc.	11,130	45,967
Brown Shoe Co., Inc.	24,723	302,115
Buckle, Inc.	14,338	579,255
Build-A-Bear Workshop, Inc.*	19,548	118,265
Cabela’s, Inc.*	22,716	568,127
Casual Male Retail Group, Inc.*	38,180	187,464
Cato Corp., Class A	15,276	374,262
Charming Shoppes, Inc.*	69,126	294,477
Children’s Place Retail Stores, Inc.*	15,737	784,175
Christopher & Banks Corp.	16,496	106,894
Citi Trends, Inc.*	8,384	186,879
Coldwater Creek, Inc.*	43,872	115,822
Collective Brands, Inc.*	36,678	791,511
Conn’s, Inc.*	3,266	14,632
Destination Maternity Corp.	7,271	167,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
DSW, Inc., Class A*	8,512	$340,140
Express, Inc.	9,875	192,958
Finish Line, Inc., Class A	28,902	573,705
Genesco, Inc.*	13,204	530,801
Group 1 Automotive, Inc.	14,570	623,596
Haverty Furniture Cos., Inc.	13,629	180,721
hhgregg, Inc.*	13,967	187,018
Hibbett Sports, Inc.*	15,731	563,327
HOT Topic, Inc.	14,686	83,710
Jos. A. Bank Clothiers, Inc.*	15,873	807,618
Kirkland’s, Inc.*	9,163	141,477
Lithia Motors, Inc., Class A	13,706	199,833
Lumber Liquidators Holdings, Inc.*	12,604	314,974
MarineMax, Inc.*	18,603	183,426
Men’s Wearhouse, Inc.	30,902	836,208
Midas, Inc.*	9,324	71,515
Monro Muffler Brake, Inc.	16,954	559,143
New York & Co., Inc.*	26,054	182,639
OfficeMax, Inc.*	48,092	622,310
Pacific Sunwear of California, Inc.*	38,286	138,212
Penske Automotive Group, Inc.*	24,983	500,160
PEP Boys-Manny, Moe & Jack	30,745	390,769
Pier 1 Imports, Inc.*	62,185	631,178
Rent-A-Center, Inc.	39,095	1,364,806
Rue21, Inc.*	8,349	240,451
Sally Beauty Holdings, Inc.*	52,459	734,951
Select Comfort Corp.*	31,034	374,270
Shoe Carnival, Inc.*	5,266	147,711
Sonic Automotive, Inc., Class A	23,322	326,741
Stage Stores, Inc.	20,232	388,859
Stein Mart, Inc.	18,911	191,190
Systemax, Inc.*	13,632	184,305
Talbots, Inc.*	39,824	240,537
Ulta Salon Cosmetics & Fragrance, Inc.*	17,736	853,634
Vitamin Shoppe, Inc.*	8,017	271,215
West Marine, Inc.*	8,974	93,599
Wet Seal, Inc., Class A*	53,213	227,752
Winmark Corp.	2,200	101,486
Zumiez, Inc.*	12,505	330,507

		22,566,658

Textiles, Apparel & Luxury Goods (1.1%)
American Apparel, Inc.*	66,350	63,948
Carter’s, Inc.*	34,345	983,297
Cherokee, Inc.	5,727	98,848
Columbia Sportswear Co.	6,788	403,343
Crocs, Inc.*	51,061	910,928
Culp, Inc.*	10,288	95,473
Deckers Outdoor Corp.*	22,630	1,949,574
G-III Apparel Group Ltd.*	9,198	345,661
Iconix Brand Group, Inc.*	43,221	928,387
Joe’s Jeans, Inc.*	47,596	50,452
Jones Group, Inc.	51,188	703,835
Kenneth Cole Productions, Inc., Class A*	7,169	92,982
K-Swiss, Inc., Class A*	22,856	257,587
Liz Claiborne, Inc.*	56,304	303,479
Maidenform Brands, Inc.*	13,133	375,210
Movado Group, Inc.*	12,421	182,340
Oxford Industries, Inc.	8,494	290,410
Perry Ellis International, Inc.*	6,538	179,926
Quiksilver, Inc.*	68,881	304,454
Skechers U.S.A., Inc., Class A*	19,586	402,296
Steven Madden Ltd.*	13,735	644,584
Timberland Co., Class A*	23,358	964,452
True Religion Apparel, Inc.*	14,556	$341,629
Under Armour, Inc., Class A*	20,310	1,382,096
Unifi, Inc.*	8,430	143,310
Vera Bradley, Inc.*	7,311	308,597
Volcom, Inc.	10,358	191,934
Warnaco Group, Inc.*	26,475	1,514,105
Wolverine World Wide, Inc.	28,335	1,056,329

		15,469,466

Total Consumer Discretionary		97,626,452

Consumer Staples (1.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,696	434,944
Coca-Cola Bottling Co. Consolidated	2,430	162,421
Heckmann Corp.*	46,364	303,684
MGP Ingredients, Inc.	4,804	41,891
National Beverage Corp.	8,933	122,650
Primo Water Corp.*	7,200	88,200

		1,153,790

Food & Staples Retailing (0.4%)
Andersons, Inc.	10,109	492,511
Arden Group, Inc., Class A	1,143	87,222
Casey’s General Stores, Inc.	22,299	869,661
Fresh Market, Inc.*	8,689	327,923
Ingles Markets, Inc., Class A	9,431	186,828
Nash Finch Co.	7,318	277,645
Pantry, Inc.*	13,886	205,929
Pricesmart, Inc.	9,514	348,593
Rite Aid Corp.*	311,115	329,782
Ruddick Corp.	26,302	1,014,994
Spartan Stores, Inc.	12,247	181,133
Susser Holdings Corp.*	10,269	134,421
United Natural Foods, Inc.*	27,997	1,254,826
Village Super Market, Inc., Class A	4,438	129,146
Weis Markets, Inc.	6,913	279,700
Winn-Dixie Stores, Inc.*	32,850	234,549

		6,354,863

Food Products (0.7%)
Alico, Inc.	1,365	36,541
B&G Foods, Inc.	28,163	528,620
Calavo Growers, Inc.	6,192	135,295
Cal-Maine Foods, Inc.	7,223	213,078
Chiquita Brands International, Inc.*	25,938	397,889
Darling International, Inc.*	62,686	963,484
Diamond Foods, Inc.	12,569	701,350
Dole Food Co., Inc.*	18,904	257,662
Farmer Bros Co.	6,828	82,755
Fresh Del Monte Produce, Inc.	22,784	594,890
Griffin Land & Nurseries, Inc.	5,412	174,158
Hain Celestial Group, Inc.*	24,398	787,567
Harbinger Group, Inc.*	19,759	102,944
Imperial Sugar Co.	7,438	99,223
J&J Snack Foods Corp.	7,743	364,463
John B. Sanfilippo & Son, Inc.*	7,781	91,038
Lancaster Colony Corp.	10,777	653,086
Lifeway Foods, Inc.*	2,588	26,967
Limoneira Co.	5,663	134,213
Pilgrim’s Pride Corp.*	27,894	215,063
Sanderson Farms, Inc.	13,114	602,195
Seneca Foods Corp., Class A*	5,945	177,577
Smart Balance, Inc.*	49,190	225,782
Snyders-Lance, Inc.	13,962	277,146
Tootsie Roll Industries, Inc.	13,684	388,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	20,638	$1,173,683

		9,404,736

Household Products (0.1%)
Central Garden & Pet Co., Class A*	30,974	285,270
Oil-Dri Corp. of America	4,253	90,589
Spectrum Brands Holdings, Inc.*	10,405	288,843
WD-40 Co.	9,941	420,902

		1,085,604

Personal Products (0.2%)
Elizabeth Arden, Inc.*	13,211	396,462
Female Health Co.	4,846	24,182
Inter Parfums, Inc.	7,524	139,269
Medifast, Inc.*	8,201	161,970
Nature’s Sunshine Products, Inc.*	10,483	93,928
Nu Skin Enterprises, Inc., Class A	28,094	807,703
Nutraceutical International Corp.*	3,027	45,344
Prestige Brands Holdings, Inc.*	25,149	289,214
Revlon, Inc., Class A*	10,223	162,239
Schiff Nutrition International, Inc.	11,020	100,392
Synutra International, Inc.*	18,979	218,258
USANA Health Sciences, Inc.*	4,783	165,061

		2,604,022

Tobacco (0.1%)
Alliance One International, Inc.*	49,158	197,615
Star Scientific, Inc.*	62,971	285,888
Universal Corp.	13,431	584,786
Vector Group Ltd.	26,007	449,661

		1,517,950

Total Consumer Staples		22,120,965

Energy (3.9%)
Energy Equipment & Services (1.3%)
Basic Energy Services, Inc.*	12,279	313,237
Bristow Group, Inc.*	21,511	1,017,470
Cal Dive International, Inc.*	55,392	386,636
CARBO Ceramics, Inc.	11,404	1,609,332
Complete Production Services, Inc.*	46,459	1,477,861
Dawson Geophysical Co.*	5,916	259,594
Dril-Quip, Inc.*	20,263	1,601,385
Global Geophysical Services, Inc.*	8,300	120,018
Global Industries Ltd.*	60,156	588,927
Gulf Island Fabrication, Inc.	7,628	245,393
Gulfmark Offshore, Inc., Class A*	13,935	620,247
Helix Energy Solutions Group, Inc.*.	59,429	1,022,179
Hercules Offshore, Inc.*	65,692	434,224
Hornbeck Offshore Services, Inc.*	13,854	427,396
ION Geophysical Corp.*	74,503	945,443
Key Energy Services, Inc.*	72,453	1,126,644
Lufkin Industries, Inc.	17,592	1,644,324
Matrix Service Co.*	18,114	251,785
Natural Gas Services Group, Inc.*	6,772	120,271
Newpark Resources, Inc.*	52,179	410,127
OYO Geospace Corp.*	2,347	231,367
Parker Drilling Co.*	68,724	474,883
PHI, Inc. (Non-Voting)*	8,729	193,086
Pioneer Drilling Co.*	30,976	427,469
RPC, Inc.	24,650	624,138
Tesco Corp.*	17,318	380,130
TETRA Technologies, Inc.*	43,010	662,354
Union Drilling, Inc.*	13,946	142,947
Vantage Drilling Co.*	89,273	160,691
Willbros Group, Inc.*	26,869	293,409

		18,212,967

Oil, Gas & Consumable Fuels (2.6%)
Abraxas Petroleum Corp.*	47,871	$280,045
Alon USA Energy, Inc.	13,996	191,745
Amyris, Inc.*	4,926	140,588
Apco Oil and Gas International, Inc.	5,345	458,387
Approach Resources, Inc.*	10,194	342,518
ATP Oil & Gas Corp.*	26,515	480,187
Berry Petroleum Co., Class A	29,983	1,512,642
Bill Barrett Corp.*	27,469	1,096,288
BPZ Resources, Inc.*	56,022	297,477
Brigham Exploration Co.*	68,318	2,540,063
Callon Petroleum Co.*	21,731	168,850
CAMAC Energy, Inc.*	35,082	52,623
Carrizo Oil & Gas, Inc.*	19,563	722,462
Cheniere Energy, Inc.*	34,396	320,227
Clayton Williams Energy, Inc.*	3,446	364,242
Clean Energy Fuels Corp.*	22,850	374,283
Cloud Peak Energy, Inc.*	19,110	412,585
Contango Oil & Gas Co.*	7,112	449,763
Crosstex Energy, Inc.	24,297	241,755
CVR Energy, Inc.*	18,782	434,991
Delek U.S. Holdings, Inc.	15,821	214,533
Delta Petroleum Corp.*	116,875	106,356
DHT Holdings, Inc.	30,903	148,643
Endeavour International Corp.*	18,071	229,502
Energy Partners Ltd.*	16,743	301,374
Energy XXI Bermuda Ltd.*	43,403	1,480,042
Evolution Petroleum Corp.*	21,260	165,828
FX Energy, Inc.*	23,276	194,587
Gastar Exploration Ltd.*	32,180	156,395
General Maritime Corp.	36,650	75,133
GeoResources, Inc.*	8,562	267,734
GMX Resources, Inc.*	29,457	181,750
Golar LNG Ltd.	21,042	538,254
Goodrich Petroleum Corp.*	12,929	287,282
Green Plains Renewable Energy, Inc.*	10,114	121,570
Gulfport Energy Corp.*	16,509	596,800
Hallador Energy Co.	6,500	75,400
Harvest Natural Resources, Inc.*	18,639	284,058
Houston American Energy Corp.	12,508	192,748
International Coal Group, Inc.*	76,654	866,190
Isramco, Inc.*	1,079	70,135
James River Coal Co.*	18,072	436,800
Knightsbridge Tankers Ltd.	12,473	312,324
Kodiak Oil & Gas Corp.*	98,153	657,625
L&L Energy, Inc.*	13,023	90,119
Magnum Hunter Resources Corp.*	33,426	286,461
McMoRan Exploration Co.*	55,323	979,770
Miller Petroleum, Inc.*	15,582	77,910
Nordic American Tanker Shipping Ltd.	27,172	674,953
Northern Oil and Gas, Inc.*	31,300	835,710
Oasis Petroleum, Inc.*	28,445	899,431
Overseas Shipholding Group, Inc	14,567	468,183
Panhandle Oil and Gas, Inc., Class A.	4,366	138,184
Patriot Coal Corp.*	45,666	1,179,553
Penn Virginia Corp.	25,461	431,819
Petroleum Development Corp.*	13,567	651,352
PetroQuest Energy, Inc.*	30,022	281,006
RAM Energy Resources, Inc.*	49,206	102,349
Rentech, Inc.*	147,590	184,488
Resolute Energy Corp.*	21,731	394,200
REX American Resources Corp.*	9,074	144,821
Rex Energy Corp.*	18,808	219,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rosetta Resources, Inc.*	31,565	$1,500,600
Scorpio Tankers, Inc.*	11,282	116,430
Ship Finance International Ltd.	26,285	544,888
Stone Energy Corp.*	25,541	852,303
Swift Energy Co.*	24,520	1,046,514
Syntroleum Corp.*	73,059	165,113
Targa Resources Corp.	9,706	351,745
Teekay Tankers Ltd., Class A	15,380	160,875
TransAtlantic Petroleum Ltd.*	76,906	238,409
Uranium Energy Corp.*	33,713	134,515
USEC, Inc.*	65,604	288,658
VAALCO Energy, Inc.*	28,883	224,132
Venoco, Inc.*	10,684	182,590
W&T Offshore, Inc.	20,104	458,170
Warren Resources, Inc.*	42,996	218,850
Western Refining, Inc.*	32,221	546,146
World Fuel Services Corp.	40,336	1,638,045

		35,550,189

Total Energy		53,763,156

Financials (10.8%)
Capital Markets (1.3%)
American Capital Ltd.*	198,732	1,967,447
Apollo Investment Corp.	115,745	1,395,885
Arlington Asset Investment Corp., Class A	6,018	183,188
Artio Global Investors, Inc.	14,992	242,271
BGC Partners, Inc., Class A	33,651	312,618
BlackRock Kelso Capital Corp.	33,316	337,491
Calamos Asset Management, Inc., Class A	10,879	180,483
Capital Southwest Corp.	1,573	143,977
Cohen & Steers, Inc.	9,577	284,245
Cowen Group, Inc., Class A*	37,505	150,395
Diamond Hill Investment Group, Inc.	2,023	161,840
Duff & Phelps Corp., Class A	15,710	251,046
Epoch Holding Corp.	7,667	120,985
Evercore Partners, Inc., Class A	9,319	319,548
FBR Capital Markets Corp.*	32,783	117,363
Fifth Street Finance Corp.	35,785	477,730
Financial Engines, Inc.*	9,234	254,489
FXCM, Inc., Class A	7,069	92,109
GAMCO Investors, Inc., Class A	3,635	168,519
GFI Group, Inc.	34,850	174,947
Gladstone Capital Corp.	11,342	128,278
Gladstone Investment Corp.	14,851	115,244
Gleacher & Co., Inc.*	54,575	94,960
Golub Capital BDC, Inc.	7,472	117,908
Harris & Harris Group, Inc.*	31,627	170,153
Hercules Technology Growth Capital, Inc.	19,717	216,887
HFF, Inc., Class A*	16,410	246,806
Internet Capital Group, Inc.*	20,461	290,546
INTL FCStone, Inc.*	6,783	172,424
Investment Technology Group, Inc.*	24,636	448,129
JMP Group, Inc.	5,464	47,045
KBW, Inc.	20,095	526,288
Knight Capital Group, Inc., Class A*	56,072	751,365
LaBranche & Co., Inc.*	40,965	160,992
Ladenburg Thalmann Financial Services, Inc.*	80,782	92,899
Main Street Capital Corp.	8,685	160,238
MCG Capital Corp.	45,526	295,919
Medallion Financial Corp.	5,451	47,914
MF Global Holdings Ltd.*	65,281	540,527
MVC Capital, Inc.	14,485	$198,734
NGP Capital Resources Co.	17,599	169,654
Oppenheimer Holdings, Inc., Class A	4,753	159,273
optionsXpress Holdings, Inc.	25,060	458,849
PennantPark Investment Corp.	20,002	238,424
Penson Worldwide, Inc.*	19,981	134,072
Piper Jaffray Cos., Inc.*	9,552	395,739
Prospect Capital Corp.	46,910	572,771
Pzena Investment Management, Inc., Class A	12,110	85,497
Safeguard Scientifics, Inc.*	10,565	214,998
Sanders Morris Harris Group, Inc.	20,934	167,681
Solar Capital Ltd.	5,954	142,182
Solar Senior Capital Ltd.*	2,514	46,836
Stifel Financial Corp.*	20,301	1,457,409
SWS Group, Inc.	9,385	56,967
TICC Capital Corp.	14,628	159,006
TradeStation Group, Inc.*	35,494	249,168
Triangle Capital Corp.	8,838	159,614
Virtus Investment Partners, Inc.*	2,792	164,505
Westwood Holdings Group, Inc.	4,463	179,636

		17,372,113

Commercial Banks (2.9%)
1st Source Corp.	8,408	168,496
1st United Bancorp, Inc.*	16,982	119,214
Alliance Financial Corp./New York	1,496	49,892
American National Bankshares, Inc.	2,851	64,176
Ameris Bancorp*	17,171	174,457
Ames National Corp.	7,245	138,380
Arrow Financial Corp.	5,112	126,471
BancFirst Corp.	3,427	146,264
Banco Latinoamericano de Comercio Exterior S.A., Class E	14,026	244,894
Bancorp Rhode Island, Inc.	1,668	51,491
Bancorp, Inc./Delaware*	14,747	136,115
Bank of Marin Bancorp/California	1,733	64,676
Bank of the Ozarks, Inc.	7,095	310,122
Boston Private Financial Holdings, Inc.	43,505	307,580
Bridge Bancorp, Inc.	6,237	139,522
Bryn Mawr Bank Corp.	8,020	164,971
Camden National Corp.	4,053	138,775
Capital City Bank Group, Inc.	11,647	147,684
Cardinal Financial Corp.	14,942	174,224
Cathay General Bancorp	46,215	787,966
Center Financial Corp.*	26,057	191,258
Centerstate Banks, Inc.	19,444	136,108
Century Bancorp, Inc./Massachusetts, Class A	910	24,361
Chemical Financial Corp.	14,115	281,312
Citizens & Northern Corp.	7,444	125,134
Citizens Republic Bancorp, Inc.*	200,116	178,083
City Holding Co.	8,577	303,283
CNB Financial Corp./Pennsylvania	2,556	37,088
CoBiz Financial, Inc.	31,391	218,167
Columbia Banking System, Inc.	23,073	442,309
Community Bank System, Inc.	19,470	472,537
Community Trust Bancorp, Inc.	7,834	216,767
CVB Financial Corp.	50,928	474,140
Danvers Bancorp, Inc.	10,756	230,394
Eagle Bancorp, Inc.*	10,328	145,108
Enterprise Financial Services Corp.	13,178	185,414
F.N.B. Corp./Pennsylvania	65,684	692,309
Financial Institutions, Inc.	11,305	197,838
First Bancorp, Inc./Maine	5,021	76,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp/North Carolina	15,142	$200,783
First BanCorp/Puerto Rico*	2,220	11,100
First Busey Corp.	27,823	141,341
First Commonwealth Financial Corp.	57,416	393,300
First Community Bancshares, Inc./Virginia	15,935	225,958
First Financial Bancorp	33,308	555,911
First Financial Bankshares, Inc.	11,939	613,306
First Financial Corp./Indiana	6,023	200,205
First Interstate Bancsystem, Inc.	9,040	122,944
First Merchants Corp.	21,111	174,588
First Midwest Bancorp, Inc./Illinois	42,663	502,997
First of Long Island Corp.	5,788	160,617
First South Bancorp, Inc./North Carolina	4,000	19,960
FirstMerit Corp.	64,169	1,094,723
German American Bancorp, Inc.	9,819	168,789
Glacier Bancorp, Inc.	41,067	618,058
Great Southern Bancorp, Inc.	10,130	217,289
Green Bankshares, Inc.*	10,412	29,049
Hancock Holding Co.	13,644	448,069
Hanmi Financial Corp.*	90,793	112,583
Heartland Financial USA, Inc.	7,779	132,243
Heritage Financial Corp./Washington*	10,133	143,585
Home Bancorp, Inc.*	4,120	63,118
Home Bancshares, Inc./Arkansas	13,182	299,891
Hudson Valley Holding Corp.	7,832	172,304
IBERIABANK Corp.	15,971	960,336
Independent Bank Corp./Massachusetts	11,477	309,994
International Bancshares Corp.	30,591	561,039
Investors Bancorp, Inc.*	28,428	423,293
Lakeland Bancorp, Inc.	13,215	137,172
Lakeland Financial Corp.	8,733	198,064
MainSource Financial Group, Inc.	12,845	128,578
MB Financial, Inc.	29,538	619,116
Merchants Bancshares, Inc.	1,241	32,862
Metro Bancorp, Inc.*	11,971	147,842
Midsouth Bancorp, Inc.	8,090	116,981
MidWestOne Financial Group, Inc.	2,097	31,119
Nara Bancorp, Inc.*	20,826	200,346
National Bankshares, Inc./Virginia	2,283	65,979
National Penn Bancshares, Inc.	74,241	574,625
NBT Bancorp, Inc.	20,608	469,656
Northfield Bancorp, Inc./New Jersey	9,274	127,981
Old National Bancorp/Indiana	50,314	539,366
OmniAmerican Bancorp, Inc.*	12,060	191,030
Oriental Financial Group, Inc.	29,165	366,021
Orrstown Financial Services, Inc.	6,280	175,840
Pacific Continental Corp.	6,115	62,312
PacWest Bancorp	17,614	383,105
Park National Corp.	7,087	473,553
Peapack-Gladstone Financial Corp.	5,197	68,912
Penns Woods Bancorp, Inc.	1,846	71,865
Peoples Bancorp, Inc./Ohio	3,607	43,356
Pinnacle Financial Partners, Inc.*	17,291	285,993
PrivateBancorp, Inc.	31,085	475,290
Prosperity Bancshares, Inc.	27,232	1,164,713
Renasant Corp.	13,150	223,287
Republic Bancorp, Inc./Kentucky, Class A	7,708	150,152
S&T Bancorp, Inc.	14,863	320,595
Sandy Spring Bancorp, Inc.	13,162	242,971
SCBT Financial Corp.	6,860	228,301
Sierra Bancorp	10,278	$114,908
Signature Bank/New York*	24,424	1,377,514
Simmons First National Corp., Class A	10,265	278,079
Southside Bancshares, Inc.	8,576	183,526
Southwest Bancorp, Inc./Oklahoma*	13,697	194,360
State Bancorp, Inc./New York	16,347	169,845
StellarOne Corp.	12,893	183,081
Sterling Bancorp/New York	13,663	136,767
Sterling Bancshares, Inc./Texas	52,504	452,059
Suffolk Bancorp	4,999	104,879
Susquehanna Bancshares, Inc.	73,829	690,301
SVB Financial Group*	24,017	1,367,288
SY Bancorp, Inc.	6,028	151,664
Taylor Capital Group, Inc.*	8,903	93,571
Texas Capital Bancshares, Inc.*	21,425	556,836
Tompkins Financial Corp.	4,615	191,753
Tower Bancorp, Inc.	6,115	136,303
TowneBank/Virginia	13,013	203,784
Trico Bancshares	14,446	235,614
Trustmark Corp.	36,342	851,130
UMB Financial Corp.	18,163	678,479
Umpqua Holdings Corp.	68,338	781,787
Union First Market Bankshares Corp.	10,941	123,086
United Bankshares, Inc.	22,372	593,305
United Community Banks, Inc./Georgia*	43,655	103,462
Univest Corp. of Pennsylvania	9,050	160,366
Virginia Commerce Bancorp, Inc.*	17,545	100,708
Washington Banking Co.	15,841	223,358
Washington Trust Bancorp, Inc.	7,537	178,928
Webster Financial Corp.	40,531	868,579
WesBanco, Inc.	11,878	245,993
West Bancorp, Inc.	17,891	142,770
West Coast Bancorp/Oregon*	55,963	194,192
Westamerica Bancorp	17,442	895,996
Western Alliance Bancorp*	33,466	275,091
Whitney Holding Corp./Louisiana	40,080	545,890
Wilshire Bancorp, Inc.*	12,868	63,053
Wintrust Financial Corp.	19,115	702,476

		40,228,687

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	33,465	177,364
Cash America International, Inc.	16,844	775,666
CompuCredit Holdings Corp.*	20,748	136,314
Credit Acceptance Corp.*	3,086	218,982
Dollar Financial Corp.*	21,849	453,367
EZCORP, Inc., Class A*	26,648	836,481
First Cash Financial Services, Inc.*	17,218	664,615
First Marblehead Corp.*	19,884	43,745
Imperial Holdings, Inc.*	5,532	56,150
Nelnet, Inc., Class A	14,946	326,271
Netspend Holdings, Inc.*	17,948	188,813
World Acceptance Corp.*	9,533	621,552

		4,499,320

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	22,465	120,637
Asta Funding, Inc.	3,800	32,528
California First National Bancorp	1,660	25,348
Compass Diversified Holdings	19,603	288,948
Encore Capital Group, Inc.*	7,787	184,474
Life Partners Holdings, Inc.	3,321	26,701
MarketAxess Holdings, Inc.	15,190	367,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Marlin Business Services Corp.*	10,271	$126,744
NewStar Financial, Inc.*	19,552	213,508
PHH Corp.*	31,337	682,207
PICO Holdings, Inc.*	13,489	405,479
Portfolio Recovery Associates, Inc.*	9,666	822,867
Primus Guaranty Ltd.*	24,462	124,267

		3,421,306

Insurance (1.3%)
Alterra Capital Holdings Ltd.	53,114	1,186,567
American Equity Investment Life Holding Co.	34,361	450,816
American Safety Insurance Holdings Ltd.*	6,272	134,409
AMERISAFE, Inc.*	9,502	210,089
Amtrust Financial Services, Inc.	11,910	227,124
Argo Group International Holdings Ltd.	16,591	548,167
Baldwin & Lyons, Inc., Class B	6,207	145,368
Citizens, Inc./Texas*	17,645	128,808
CNA Surety Corp.*	8,900	224,814
CNO Financial Group, Inc.*	133,135	999,844
Crawford & Co., Class B	25,208	119,990
Delphi Financial Group, Inc., Class A	27,964	858,774
Donegal Group, Inc., Class A	11,434	152,873
eHealth, Inc.*	11,965	159,134
EMC Insurance Group, Inc.	6,200	153,946
Employers Holdings, Inc.	22,301	460,739
Enstar Group Ltd.*	4,121	411,605
FBL Financial Group, Inc., Class A	7,251	222,751
First American Financial Corp.	61,910	1,021,515
Flagstone Reinsurance Holdings S.A.	29,450	265,345
FPIC Insurance Group, Inc.*	5,217	197,724
Gerova Financial Group Ltd.(b)*†	2,500	11,813
Global Indemnity plc*	8,228	180,851
Greenlight Capital Reinsurance Ltd., Class A*	16,648	469,640
Hallmark Financial Services*	10,758	90,152
Harleysville Group, Inc.	6,357	210,607
Hilltop Holdings, Inc.*	21,558	216,442
Horace Mann Educators Corp.	23,300	391,440
Infinity Property & Casualty Corp.	7,955	473,243
Kansas City Life Insurance Co.	4,401	140,744
Maiden Holdings Ltd.	26,030	194,965
Meadowbrook Insurance Group, Inc.	33,085	342,430
Montpelier Reinsurance Holdings Ltd.	37,283	658,791
National Financial Partners Corp.*	25,315	373,396
National Interstate Corp.	6,755	140,842
National Western Life Insurance Co., Class A	1,192	193,402
Navigators Group, Inc.*	7,340	378,010
Phoenix Cos., Inc.*	62,422	169,788
Platinum Underwriters Holdings Ltd.	23,777	905,666
Presidential Life Corp.	21,391	203,856
Primerica, Inc.	13,956	356,018
ProAssurance Corp.*	18,259	1,157,073
RLI Corp.	10,869	626,598
Safety Insurance Group, Inc.	7,077	326,320
SeaBright Holdings, Inc.	21,405	219,401
Selective Insurance Group, Inc.	31,243	540,504
State Auto Financial Corp.	7,579	138,089
Stewart Information Services Corp.	12,509	131,094
Tower Group, Inc.	23,989	576,456
United Fire & Casualty Co.	13,532	273,482
Universal Insurance Holdings, Inc.	21,467	$116,351

		18,487,866

Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	24,377	461,213
Agree Realty Corp. (REIT)	9,517	213,657
Alexander’s, Inc. (REIT)	1,233	501,769
American Assets Trust, Inc. (REIT)	18,992	403,960
American Campus Communities, Inc. (REIT)	38,711	1,277,463
American Capital Agency Corp. (REIT)	73,642	2,145,928
Anworth Mortgage Asset Corp. (REIT)	68,283	484,126
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,624	173,702
Ashford Hospitality Trust, Inc. (REIT)	23,509	259,069
Associated Estates Realty Corp. (REIT)	24,229	384,756
BioMed Realty Trust, Inc. (REIT)	76,917	1,462,961
Campus Crest Communities, Inc. (REIT)	17,869	211,390
CapLease, Inc. (REIT)	31,387	172,001
Capstead Mortgage Corp. (REIT)	40,436	516,772
CBL & Associates Properties, Inc. (REIT)	80,891	1,409,121
Cedar Shopping Centers, Inc. (REIT)	32,661	196,946
Chatham Lodging Trust (REIT)	7,744	125,840
Chesapeake Lodging Trust (REIT)	11,988	208,711
Cogdell Spencer, Inc. (REIT)	22,609	134,297
Colonial Properties Trust (REIT)	43,451	836,432
Colony Financial, Inc. (REIT)	8,301	156,308
Coresite Realty Corp. (REIT)	12,618	199,869
Cousins Properties, Inc. (REIT)	52,188	435,770
CreXus Investment Corp. (REIT)	9,595	109,575
Cypress Sharpridge Investments, Inc. (REIT)	40,763	516,875
DCT Industrial Trust, Inc. (REIT)	143,392	795,826
DiamondRock Hospitality Co. (REIT)	91,939	1,026,959
DuPont Fabros Technology, Inc. (REIT)	24,400	591,700
Dynex Capital, Inc. (REIT)	21,271	213,986
EastGroup Properties, Inc. (REIT)	15,818	695,517
Education Realty Trust, Inc. (REIT)	34,213	274,730
Entertainment Properties Trust (REIT)	27,728	1,298,225
Equity Lifestyle Properties, Inc. (REIT)	15,793	910,466
Equity One, Inc. (REIT)	22,076	414,367
Excel Trust, Inc. (REIT)	11,338	133,675
Extra Space Storage, Inc. (REIT)	51,840	1,073,606
FelCor Lodging Trust, Inc. (REIT)*	57,217	350,740
First Industrial Realty Trust, Inc. (REIT)*	38,790	461,213
First Potomac Realty Trust (REIT)	28,889	455,002
Franklin Street Properties Corp. (REIT)	40,093	564,108
Getty Realty Corp. (REIT)	12,434	284,490
Gladstone Commercial Corp. (REIT)	5,895	107,525
Glimcher Realty Trust (REIT)	54,787	506,780
Government Properties Income Trust (REIT)	16,311	438,113
Hatteras Financial Corp. (REIT)	42,887	1,205,982
Healthcare Realty Trust, Inc. (REIT)	36,687	832,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hersha Hospitality Trust (REIT)	73,506	$436,626
Highwoods Properties, Inc. (REIT)#	39,355	1,377,819
Home Properties, Inc. (REIT)	22,838	1,346,300
Hudson Pacific Properties, Inc. (REIT)	8,631	126,876
Inland Real Estate Corp. (REIT)	42,997	410,191
Invesco Mortgage Capital, Inc. (REIT)	42,363	925,632
Investors Real Estate Trust (REIT)	45,906	436,107
iStar Financial, Inc. (REIT)*	57,152	524,655
Kilroy Realty Corp. (REIT)	31,477	1,222,252
Kite Realty Group Trust (REIT)	48,718	258,693
LaSalle Hotel Properties (REIT)	40,996	1,106,892
Lexington Realty Trust (REIT)	59,993	560,935
LTC Properties, Inc. (REIT)	14,501	410,958
Medical Properties Trust, Inc. (REIT)	63,286	732,219
MFA Financial, Inc. (REIT)	204,640	1,678,048
Mid-America Apartment Communities, Inc. (REIT)	19,492	1,251,386
Mission West Properties, Inc. (REIT)	19,290	126,735
Monmouth Real Estate Investment Corp. (REIT), Class A	16,670	136,861
MPG Office Trust, Inc. (REIT)*	45,110	167,358
National Health Investors, Inc. (REIT)	14,547	697,092
National Retail Properties, Inc. (REIT)	48,054	1,255,651
Newcastle Investment Corp. (REIT)*	50,207	303,250
NorthStar Realty Finance Corp. (REIT)	35,999	192,595
Omega Healthcare Investors, Inc. (REIT)	55,914	1,249,119
One Liberty Properties, Inc. (REIT)	7,822	117,956
Parkway Properties, Inc./Maryland (REIT)	11,871	201,807
Pebblebrook Hotel Trust (REIT)	20,358	450,930
Pennsylvania Real Estate Investment Trust (REIT)	31,628	451,332
PennyMac Mortgage Investment Trust (REIT)	9,959	183,146
Post Properties, Inc. (REIT)	28,935	1,135,699
Potlatch Corp. (REIT)	23,443	942,409
PS Business Parks, Inc. (REIT)	10,561	611,904
RAIT Financial Trust (REIT)	73,324	180,377
Ramco-Gershenson Properties Trust (REIT)	23,094	289,368
Redwood Trust, Inc. (REIT)	44,924	698,568
Resource Capital Corp. (REIT)	26,518	174,754
Retail Opportunity Investments Corp. (REIT)	23,988	262,429
Sabra Healthcare REIT, Inc. (REIT)	14,742	259,607
Saul Centers, Inc. (REIT)	3,879	172,809
Sovran Self Storage, Inc. (REIT)	16,513	653,089
Strategic Hotels & Resorts, Inc. (REIT)*	83,110	536,059
Sun Communities, Inc. (REIT)	11,286	402,346
Sunstone Hotel Investors, Inc. (REIT)*	68,348	696,466
Tanger Factory Outlet Centers (REIT)	48,340	1,268,442
Terreno Realty Corp. (REIT)*	2,769	47,710
Two Harbors Investment Corp. (REIT)	30,263	316,854
UMH Properties, Inc. (REIT)	10,649	105,851
Universal Health Realty Income Trust (REIT)	5,923	$240,059
Urstadt Biddle Properties, Inc. (REIT), Class A	11,005	209,315
U-Store-It Trust (REIT)	53,484	562,652
Walter Investment Management Corp. (REIT)	15,576	251,241
Washington Real Estate Investment Trust (REIT)	37,004	1,150,454
Winthrop Realty Trust (REIT)	18,099	221,713

		55,363,912

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	7,774	153,847
Consolidated-Tomoka Land Co.	3,383	109,609
Forestar Group, Inc.*	21,729	413,286
Kennedy-Wilson Holdings, Inc.*	14,273	155,005
Tejon Ranch Co.*	7,865	288,960
Thomas Properties Group, Inc.*	13,716	45,949

		1,166,656

Thrifts & Mortgage Finance (0.7%)
Abington Bancorp, Inc.	10,482	128,195
Astoria Financial Corp.	48,676	699,474
Bank Mutual Corp.	24,074	101,833
BankFinancial Corp.	6,882	63,246
Beneficial Mutual Bancorp, Inc.*	17,352	149,574
Berkshire Hills Bancorp, Inc.	7,351	153,268
BofI Holding, Inc.*	7,824	121,428
Brookline Bancorp, Inc.	25,935	273,096
Clifton Savings Bancorp, Inc.	10,567	125,430
Dime Community Bancshares, Inc.	15,874	234,300
Doral Financial Corp.*	28,827	31,710
ESB Financial Corp.	3,384	49,982
ESSA Bancorp, Inc.	9,515	125,598
Farmer Mac, Class C	3,616	69,102
First Financial Holdings, Inc.	4,639	52,467
Flagstar Bancorp, Inc.*	89,823	134,735
Flushing Financial Corp.	16,396	244,300
Fox Chase Bancorp, Inc.	8,983	125,043
Heritage Financial Group, Inc.	4,523	57,578
Home Federal Bancorp, Inc./Idaho	8,329	98,116
Kearny Financial Corp.	16,112	161,603
Meridian Interstate Bancorp, Inc.*	11,407	160,268
MGIC Investment Corp.*	117,557	1,045,082
NASB Financial, Inc.*	1,373	22,215
NewAlliance Bancshares, Inc.	60,306	894,941
Northwest Bancshares, Inc.	62,404	782,546
OceanFirst Financial Corp.	12,036	167,902
Ocwen Financial Corp.*	41,870	461,407
Oritani Financial Corp.	32,098	407,003
PMI Group, Inc.*	75,473	203,777
Provident Financial Services, Inc.	35,088	519,302
Provident New York Bancorp	23,162	239,032
Radian Group, Inc.	79,259	539,754
Rockville Financial, Inc.	15,406	160,687
Roma Financial Corp.	10,550	116,789
Territorial Bancorp, Inc.	11,742	233,901
TrustCo Bank Corp./New York	40,574	240,604
United Financial Bancorp, Inc.	9,012	148,788
ViewPoint Financial Group	12,663	164,619
Waterstone Financial, Inc.*	10,043	30,832
Westfield Financial, Inc.	16,323	147,886
WSFS Financial Corp.	2,947	138,804

		10,026,217

Total Financials		150,566,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.7%)
Biotechnology (1.8%)
Acorda Therapeutics, Inc.*	22,765	$528,148
Affymax, Inc.*	10,804	63,419
Alkermes, Inc.*	56,665	733,812
Allos Therapeutics, Inc.*	43,644	138,351
Alnylam Pharmaceuticals, Inc.*	21,313	203,965
AMAG Pharmaceuticals, Inc.*	12,514	208,984
Ardea Biosciences, Inc.*	7,290	209,150
Arena Pharmaceuticals, Inc.*	57,561	80,010
ARIAD Pharmaceuticals, Inc.*	70,174	527,708
ArQule, Inc.*	28,119	201,332
Array BioPharma, Inc.*	47,559	145,531
AVEO Pharmaceuticals, Inc.*	13,859	185,572
AVI BioPharma, Inc.*	75,055	140,353
BioCryst Pharmaceuticals, Inc.*	8,281	31,385
BioMimetic Therapeutics, Inc.*	12,223	160,244
BioSante Pharmaceuticals, Inc.*	24,844	49,191
Biospecifics Technologies Corp.*	2,411	61,481
Biotime, Inc.*	16,127	120,146
Celera Corp.*	48,494	393,286
Celldex Therapeutics, Inc.*	21,765	87,495
Cepheid, Inc.*	34,914	978,290
Chelsea Therapeutics International Ltd.*	9,565	37,304
Clinical Data, Inc.*	7,060	213,918
Codexis, Inc.*	12,494	148,179
Cubist Pharmaceuticals, Inc.*	33,870	854,879
Curis, Inc.*	38,568	125,346
Cytokinetics, Inc.*	35,017	52,175
Cytori Therapeutics, Inc.*	39,104	306,184
CytRx Corp.*	26,050	22,927
Dyax Corp.*	66,877	107,672
Dynavax Technologies Corp.*	66,089	182,406
Emergent Biosolutions, Inc.*	11,764	284,218
Enzon Pharmaceuticals, Inc.*	28,911	315,130
Exact Sciences Corp.*	30,362	223,464
Exelixis, Inc.*	68,498	774,027
Genomic Health, Inc.*	10,522	258,841
Geron Corp.*	58,229	294,056
Halozyme Therapeutics, Inc.*	41,667	279,586
Idenix Pharmaceuticals, Inc.*	27,402	90,975
Immunogen, Inc.*	37,471	339,862
Immunomedics, Inc.*	45,864	175,200
Incyte Corp.*	51,739	820,063
Infinity Pharmaceuticals, Inc.*	9,929	58,383
Inhibitex, Inc.*	12,961	46,919
Inovio Pharmaceuticals, Inc.*	20,358	22,394
InterMune, Inc.*	26,827	1,265,966
Ironwood Pharmaceuticals, Inc.*	10,500	147,000
Isis Pharmaceuticals, Inc.*	52,751	476,869
Keryx Biopharmaceuticals, Inc.*	36,720	183,600
Lexicon Pharmaceuticals, Inc.*	104,307	175,236
Ligand Pharmaceuticals, Inc., Class B*	11,992	119,920
MannKind Corp.*	38,785	141,565
Maxygen, Inc.	28,844	149,989
Medivation, Inc.*	20,737	386,538
Metabolix, Inc.*	15,217	159,931
Micromet, Inc.*	50,309	282,233
Momenta Pharmaceuticals, Inc.*	23,850	378,023
Nabi Biopharmaceuticals*	35,055	203,670
Nanosphere, Inc.*	10,962	35,626
Neuralstem, Inc.*	10,267	18,481
Neurocrine Biosciences, Inc.*	35,886	272,375
NeurogesX, Inc.*	3,469	$14,049
Novavax, Inc.*	65,947	170,803
NPS Pharmaceuticals, Inc.*	37,618	360,004
Nymox Pharmaceutical Corp.*	3,550	28,009
Omeros Corp.*	16,443	131,544
Onyx Pharmaceuticals, Inc.*	37,372	1,314,747
Opko Health, Inc.*	49,617	185,071
Orexigen Therapeutics, Inc.*	19,725	55,427
Osiris Therapeutics, Inc.*	14,949	108,530
PDL BioPharma, Inc.	71,642	415,524
Peregrine Pharmaceuticals, Inc.*	11,848	27,961
Pharmacyclics, Inc.*	23,909	140,824
Pharmasset, Inc.*	18,111	1,425,517
Progenics Pharmaceuticals, Inc.*	30,014	185,487
Rigel Pharmaceuticals, Inc.*	27,077	192,517
Sangamo BioSciences, Inc.*	25,013	208,358
Savient Pharmaceuticals, Inc.*	38,557	408,704
Sciclone Pharmaceuticals, Inc.*	44,978	181,711
Seattle Genetics, Inc.*	52,355	815,167
SIGA Technologies, Inc.*	19,216	232,514
Spectrum Pharmaceuticals, Inc.*	30,974	275,359
StemCells, Inc.*	61,287	55,771
SuperGen, Inc.*	28,653	88,824
Synta Pharmaceuticals Corp.*	29,125	153,198
Targacept, Inc.*	13,608	361,837
Theravance, Inc.*	37,141	899,555
Vanda Pharmaceuticals, Inc.*	21,073	153,622
Vical, Inc.*	51,224	151,623
Zalicus, Inc.*	14,475	35,030
ZIOPHARM Oncology, Inc.*	34,623	216,394

		24,672,664

Health Care Equipment & Supplies (1.7%)
Abaxis, Inc.*	12,512	360,846
ABIOMED, Inc.*	18,097	262,949
Accuray, Inc.*	29,122	262,972
Align Technology, Inc.*	35,207	721,039
Alimera Sciences, Inc.*	8,903	69,443
Alphatec Holdings, Inc.*	43,705	118,003
American Medical Systems Holdings, Inc.*	43,433	939,890
Analogic Corp.	7,644	432,268
AngioDynamics, Inc.*	12,835	194,065
Antares Pharma, Inc.*	15,360	27,648
ArthroCare Corp.*	15,369	512,402
Atrion Corp.	944	164,700
Cantel Medical Corp.	7,361	189,546
Cerus Corp.*	10,010	28,929
Conceptus, Inc.*	16,144	233,281
CONMED Corp.*	15,677	411,991
CryoLife, Inc.*	25,247	154,007
Cutera, Inc.*	5,239	44,898
Cyberonics, Inc.*	16,104	512,268
Cynosure, Inc., Class A*	12,153	168,805
Delcath Systems, Inc.*	23,172	170,778
DexCom, Inc.*	34,933	542,160
DynaVox, Inc., Class A*	15,858	87,536
Endologix, Inc.*	24,196	164,049
Exactech, Inc.*	5,892	103,405
Greatbatch, Inc.*	12,594	333,237
Haemonetics Corp.*	14,416	944,825
Hansen Medical, Inc.*	9,153	20,228
HeartWare International, Inc.*	5,314	454,506
ICU Medical, Inc.*	6,974	305,322
Immucor, Inc.*	39,910	789,420
Insulet Corp.*	22,003	453,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Integra LifeSciences Holdings Corp.*	11,939	$566,147
Invacare Corp.	16,615	517,059
IRIS International, Inc.*	11,636	104,957
Kensey Nash Corp.*	5,700	141,987
MAKO Surgical Corp.*	14,835	359,007
Masimo Corp.	30,867	1,021,698
Medical Action Industries, Inc.*	13,138	110,359
MELA Sciences, Inc.*	20,636	72,639
Meridian Bioscience, Inc.	23,493	563,597
Merit Medical Systems, Inc.*	16,248	318,786
Natus Medical, Inc.*	15,009	252,151
Neogen Corp.*	12,941	535,499
NuVasive, Inc.*	22,962	581,398
NxStage Medical, Inc.*	14,921	327,964
OraSure Technologies, Inc.*	29,455	231,516
Orthofix International N.V.*	10,270	333,364
Orthovita, Inc.*	35,693	76,026
Palomar Medical Technologies, Inc.*	13,715	203,668
Quidel Corp.*	18,832	225,231
Rochester Medical Corp.*	5,856	67,227
RTI Biologics, Inc.*	37,108	106,129
Sirona Dental Systems, Inc.*	18,975	951,786
Solta Medical, Inc.*	13,913	45,913
SonoSite, Inc.*	8,059	268,526
Spectranetics Corp.*	29,974	141,177
STAAR Surgical Co.*	24,012	133,747
Stereotaxis, Inc.*	35,945	139,107
STERIS Corp.	34,016	1,174,913
SurModics, Inc.*	12,441	155,512
Symmetry Medical, Inc.*	20,522	201,116
Syneron Medical Ltd.*	20,369	265,612
Synovis Life Technologies, Inc.*	9,979	191,397
TomoTherapy, Inc.*	37,659	172,102
Unilife Corp.*	28,530	161,765
Vascular Solutions, Inc.*	9,258	101,005
Volcano Corp.*	29,473	754,509
West Pharmaceutical Services, Inc.	18,787	841,094
Wright Medical Group, Inc.*	23,225	395,057
Young Innovations, Inc.	6,577	206,518
Zoll Medical Corp.*	11,679	523,336

		23,719,719

Health Care Providers & Services (1.8%)
Accretive Health, Inc.*	9,071	251,811
Air Methods Corp.*	6,133	412,444
Alliance HealthCare Services, Inc.*	22,622	99,989
Allied Healthcare International, Inc.*	25,153	63,889
Almost Family, Inc.*	6,184	232,766
Amedisys, Inc.*	15,902	556,570
America Service Group, Inc.	5,765	147,815
American Dental Partners, Inc.*	13,368	175,388
AMERIGROUP Corp.*	30,799	1,978,836
AMN Healthcare Services, Inc.*	24,898	215,617
Amsurg Corp.*	16,573	421,617
Assisted Living Concepts, Inc., Class A*	6,301	246,621
Bio-Reference Labs, Inc.*	12,914	289,790
BioScrip, Inc.*	11,592	54,598
Capital Senior Living Corp.*	13,130	139,441
CardioNet, Inc.*	19,846	95,062
Catalyst Health Solutions, Inc.*	22,547	1,261,054
Centene Corp.*	27,729	914,502
Chemed Corp.	12,542	835,423
Chindex International, Inc.*	9,987	160,291
Continucare Corp.*	24,120	129,042
Corvel Corp.*	4,209	223,835
Cross Country Healthcare, Inc.*	9,153	$71,668
Emeritus Corp.*	11,637	296,278
Ensign Group, Inc.	7,286	232,642
ePocrates, Inc.*	1,684	33,343
ExamWorks Group, Inc.*	7,742	172,105
Five Star Quality Care, Inc.*	23,967	194,852
Gentiva Health Services, Inc.*	15,908	445,901
Hanger Orthopedic Group, Inc.*	15,064	392,116
HealthSouth Corp.*	56,158	1,402,827
Healthspring, Inc.*	33,425	1,249,092
Healthways, Inc.*	20,323	312,364
HMS Holdings Corp.*	16,196	1,325,643
IPC The Hospitalist Co., Inc.*	9,580	435,028
Kindred Healthcare, Inc.*	23,117	552,034
Landauer, Inc.	5,582	343,405
LCA-Vision, Inc.*	5,999	40,493
LHC Group, Inc.*	9,024	270,720
Magellan Health Services, Inc.*	19,427	953,477
MedCath Corp.*	13,393	186,832
Metropolitan Health Networks, Inc.*	28,098	132,903
Molina Healthcare, Inc.*	8,675	347,000
MWI Veterinary Supply, Inc.*	7,099	572,747
National Healthcare Corp.	5,420	251,976
National Research Corp.	2,671	90,654
Owens & Minor, Inc.#	36,332	1,180,063
PDI, Inc.*	3,885	31,507
PharMerica Corp.*	17,960	205,462
Providence Service Corp.*	8,705	130,401
PSS World Medical, Inc.*	33,017	896,412
RehabCare Group, Inc.*	14,833	546,893
Rural/Metro Corp.*	15,039	256,265
Select Medical Holdings Corp.*	28,535	229,992
Skilled Healthcare Group, Inc., Class A*	17,171	247,091
Sun Healthcare Group, Inc.*	14,742	207,420
Sunrise Senior Living, Inc.*	29,762	355,061
Team Health Holdings, Inc.*	9,639	168,490
Triple-S Management Corp., Class B*	12,313	253,401
U.S. Physical Therapy, Inc.	7,647	170,834
Universal American Corp.	18,740	429,333
WellCare Health Plans, Inc.*	24,090	1,010,575

		25,531,701

Health Care Technology (0.3%)
athenahealth, Inc.*	19,709	889,467
Computer Programs & Systems, Inc.	5,156	331,428
MedAssets, Inc.*	24,849	379,444
Medidata Solutions, Inc.*	11,833	302,570
Merge Healthcare, Inc.*	41,405	202,056
Omnicell, Inc.*	17,273	263,241
Quality Systems, Inc.	11,911	992,663
Transcend Services, Inc.*	4,690	112,560
Vital Images, Inc.*	8,946	120,860

		3,594,289

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	33,869	176,457
Albany Molecular Research, Inc.*	17,827	75,943
Bruker Corp.*	40,914	853,057
Caliper Life Sciences, Inc.*	32,734	221,282
Cambrex Corp.*	12,519	68,854
Dionex Corp.*	10,098	1,192,069
Enzo Biochem, Inc.*	25,383	106,355
eResearchTechnology, Inc.*	26,405	178,762
Furiex Pharmaceuticals, Inc.*	2,762	46,623
Kendle International, Inc.*	4,731	50,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Luminex Corp.*	22,625	$424,445
Pacific Biosciences of California, Inc.*	12,205	171,480
PAREXEL International Corp.*	33,613	836,964
PURE Bioscience, Inc.*	8,577	13,380
Sequenom, Inc.*	51,689	327,191

		4,743,531

Pharmaceuticals (0.8%)
Acura Pharmaceuticals, Inc.*	21,155	66,850
Aegerion Pharmaceuticals, Inc.*	6,500	107,705
Akorn, Inc.*	48,852	281,876
Alexza Pharmaceuticals, Inc.*	14,138	24,035
Auxilium Pharmaceuticals, Inc.*	25,109	539,090
AVANIR Pharmaceuticals, Inc., Class A*	36,940	150,715
Biodel, Inc.*	7,968	16,733
Cadence Pharmaceuticals, Inc.*	14,334	132,016
Caraco Pharmaceutical Laboratories Ltd.*	11,891	61,833
Corcept Therapeutics, Inc.*	21,700	92,225
Cornerstone Therapeutics, Inc.*	6,370	42,170
Cumberland Pharmaceuticals, Inc.*	5,838	32,284
Depomed, Inc.*	29,800	299,192
Durect Corp.*	57,665	207,594
Hi-Tech Pharmacal Co., Inc.*	10,718	215,753
Impax Laboratories, Inc.*	36,212	921,595
Inspire Pharmaceuticals, Inc.*	58,445	231,442
Jazz Pharmaceuticals, Inc.*	10,198	324,806
Lannett Co., Inc.*	9,138	50,990
MAP Pharmaceuticals, Inc.*	10,311	142,189
Medicines Co.*	31,906	519,749
Medicis Pharmaceutical Corp., Class A	36,069	1,155,651
Nektar Therapeutics*	61,771	584,971
Neostem, Inc.*	6,010	10,337
Obagi Medical Products, Inc.*	8,568	108,300
Optimer Pharmaceuticals, Inc.*	22,001	260,272
Pain Therapeutics, Inc.*	17,639	168,629
Par Pharmaceutical Cos., Inc.*	21,001	652,711
Pozen, Inc.*	14,836	79,669
Questcor Pharmaceuticals, Inc.*	30,138	434,289
Salix Pharmaceuticals Ltd.*	33,396	1,169,862
Santarus, Inc.*	49,658	169,830
Somaxon Pharmaceuticals, Inc.*	7,522	21,287
Sucampo Pharmaceuticals, Inc., Class A*	30,796	129,343
ViroPharma, Inc.*	45,713	909,689
Vivus, Inc.*	47,420	293,530
XenoPort, Inc.*	24,010	142,379

		10,751,591

Total Health Care		93,013,495

Industrials (8.5%)
Aerospace & Defense (1.0%)
AAR Corp.*	22,876	634,123
Aerovironment, Inc.*	9,484	331,655
American Science & Engineering, Inc.	4,913	453,765
Applied Energetics, Inc.*	83,623	55,191
Astronics Corp.*	6,791	170,929
Ceradyne, Inc.*	15,141	682,556
Cubic Corp.	9,061	521,008
Curtiss-Wright Corp.	25,836	907,877
DigitalGlobe, Inc.*	15,529	435,278
Ducommun, Inc.	6,158	147,176
Esterline Technologies Corp.*	17,388	$1,229,679
GenCorp, Inc.*	37,310	223,114
GeoEye, Inc.*	12,866	534,968
Global Defense Technology & Systems, Inc.*	5,800	140,476
HEICO Corp.	17,527	1,095,788
Herley Industries, Inc.*†	3,399	64,581
Hexcel Corp.*	55,856	1,099,805
Keyw Holding Corp.*	7,800	95,784
Kratos Defense & Security Solutions, Inc.*	11,847	168,701
Ladish Co., Inc.*	9,000	491,850
LMI Aerospace, Inc.*	6,817	137,772
Moog, Inc., Class A*	27,012	1,240,121
National Presto Industries, Inc.	2,768	311,898
Orbital Sciences Corp.*	34,228	647,594
Taser International, Inc.*	34,000	138,380
Teledyne Technologies, Inc.*	21,525	1,113,058
Triumph Group, Inc.	9,945	879,635

		13,952,762

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	31,572	266,783
Atlas Air Worldwide Holdings, Inc.*	14,727	1,026,766
Forward Air Corp.	16,533	506,406
Hub Group, Inc., Class A*	22,042	797,700
Pacer International, Inc.*	19,093	100,429
Park-Ohio Holdings Corp.*	7,939	164,020

		2,862,104

Airlines (0.4%)
AirTran Holdings, Inc.*	80,619	600,612
Alaska Air Group, Inc.*	20,919	1,326,683
Allegiant Travel Co.	8,266	362,133
Hawaiian Holdings, Inc.*	25,976	156,116
JetBlue Airways Corp.*	145,138	910,015
Pinnacle Airlines Corp.*	6,502	37,386
Republic Airways Holdings, Inc.*	25,606	164,647
SkyWest, Inc.	31,966	540,865
U.S. Airways Group, Inc.*	94,535	823,400

		4,921,857

Building Products (0.3%)
A.O. Smith Corp.	20,863	925,066
AAON, Inc.	6,822	224,444
Ameresco, Inc., Class A*	7,200	101,808
American Woodmark Corp.	7,273	151,860
Ameron International Corp.	5,315	370,934
Apogee Enterprises, Inc.	14,780	194,948
Builders FirstSource, Inc.*	13,112	37,238
Gibraltar Industries, Inc.*	17,480	208,536
Griffon Corp.*	25,387	333,331
Insteel Industries, Inc.	10,482	148,216
NCI Building Systems, Inc.*	11,558	146,440
PGT, Inc.*	23,500	55,225
Quanex Building Products Corp.	21,205	416,254
Simpson Manufacturing Co., Inc.	23,371	688,510
Trex Co., Inc.*	10,692	348,773
Universal Forest Products, Inc.	10,402	381,233

		4,732,816

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	29,871	758,425
ACCO Brands Corp.*	30,178	287,898
American Reprographics Co.*	19,448	201,287
APAC Customer Services, Inc.*	31,989	192,254
Brink’s Co.	27,136	898,473
Casella Waste Systems, Inc., Class A*	29,786	213,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cenveo, Inc.*	28,622	$186,902
Clean Harbors, Inc.*	13,518	1,333,686
CompX International, Inc.	5,100	80,376
Consolidated Graphics, Inc.*	4,585	250,479
Courier Corp.	8,112	113,244
Deluxe Corp.	29,605	785,717
EnergySolutions, Inc.	50,404	300,408
EnerNOC, Inc.*	11,197	213,975
Ennis, Inc.	13,741	234,009
Fuel Tech, Inc.*	13,070	116,323
G&K Services, Inc., Class A	9,877	328,410
GEO Group, Inc.*	37,507	961,679
Healthcare Services Group, Inc.	37,295	655,646
Herman Miller, Inc.	32,680	898,373
Higher One Holdings, Inc.*	8,070	116,611
HNI Corp.	26,137	824,884
Innerworkings, Inc.*	19,353	142,825
Interface, Inc., Class A	30,076	556,105
Kimball International, Inc., Class B	18,904	132,328
Knoll, Inc.	25,865	542,130
M&F Worldwide Corp.*	5,177	130,046
McGrath RentCorp	14,082	384,016
Metalico, Inc.*	22,467	139,745
Mine Safety Appliances Co.	15,406	564,938
Mobile Mini, Inc.*	21,027	505,069
Multi-Color Corp.	9,785	197,755
Rollins, Inc.	37,560	762,468
Schawk, Inc.	7,998	155,481
Standard Parking Corp.*	10,798	191,772
Standard Register Co.	6,073	20,162
Steelcase, Inc., Class A	45,263	515,093
Sykes Enterprises, Inc.*	21,951	433,971
Team, Inc.*	10,584	277,936
Tetra Tech, Inc.#*	34,883	861,261
U.S. Ecology, Inc.	8,424	146,830
UniFirst Corp.	8,099	429,328
United Stationers, Inc.	13,705	973,740
Viad Corp.	10,849	259,725

		18,275,349

Construction & Engineering (0.4%)
Argan, Inc.*	11,138	95,341
Comfort Systems USA, Inc.	19,585	275,561
Dycom Industries, Inc.*	23,287	403,797
EMCOR Group, Inc.*	38,834	1,202,689
Furmanite Corp.*	28,885	231,080
Granite Construction, Inc.	19,359	543,988
Great Lakes Dredge & Dock Corp.	31,734	242,130
Insituform Technologies, Inc., Class A*	22,338	597,542
Layne Christensen Co.*	11,722	404,409
MasTec, Inc.*	30,553	635,502
Michael Baker Corp.*	7,516	218,490
MYR Group, Inc.*	11,668	279,099
Northwest Pipe Co.*	6,179	141,684
Orion Marine Group, Inc.*	13,918	149,479
Pike Electric Corp.*	12,417	118,210
Primoris Services Corp.	15,818	160,395
Sterling Construction Co., Inc.*	11,396	192,364
Tutor Perini Corp.	15,874	386,691

		6,278,451

Electrical Equipment (1.0%)
A123 Systems, Inc.*	41,309	262,312
Acuity Brands, Inc.	25,508	1,491,963
Advanced Battery Technologies, Inc.*	38,245	$74,195
American Superconductor Corp.*	26,721	664,551
AZZ, Inc.	7,308	333,245
Belden, Inc.	27,512	1,033,076
Brady Corp., Class A	29,105	1,038,757
Broadwind Energy, Inc.*	61,562	80,646
Capstone Turbine Corp.*	151,274	273,806
Coleman Cable, Inc.*	15,900	140,874
Encore Wire Corp.	10,632	258,783
Ener1, Inc.*	71,814	212,569
EnerSys*	27,402	1,089,230
Franklin Electric Co., Inc.	13,265	612,843
FuelCell Energy, Inc.*	84,403	180,622
Generac Holdings, Inc.*	10,374	210,489
GrafTech International Ltd.*	70,448	1,453,342
Hoku Corp.*	21,500	43,000
II-VI, Inc.*	14,649	728,788
LaBarge, Inc.*	7,921	140,202
LSI Industries, Inc.	7,118	51,534
Polypore International, Inc.*	13,042	750,958
Powell Industries, Inc.*	4,083	161,034
PowerSecure International, Inc.*	12,074	103,836
Preformed Line Products Co.	2,468	170,712
SatCon Technology Corp.*	44,818	172,998
UQM Technologies, Inc.*	31,629	94,254
Vicor Corp.	12,800	211,072
Woodward, Inc.	35,692	1,233,516

		13,273,207

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	9,744	598,477
Seaboard Corp.	243	586,359
Standex International Corp.	7,724	292,662
Tredegar Corp.	14,692	317,053
United Capital Corp.*	3,422	96,843

		1,891,394

Machinery (1.8%)
3D Systems Corp.*	9,963	483,704
Actuant Corp., Class A	39,096	1,133,784
Alamo Group, Inc.	5,492	150,755
Albany International Corp., Class A	14,775	367,897
Altra Holdings, Inc.*	15,011	354,560
American Railcar Industries, Inc.*	8,566	213,807
Ampco-Pittsburgh Corp.	6,438	177,560
Astec Industries, Inc.*	11,332	422,570
Badger Meter, Inc.	8,641	356,096
Barnes Group, Inc.	29,150	608,652
Blount International, Inc.*	27,195	434,576
Briggs & Stratton Corp.	27,849	630,780
Cascade Corp.	5,433	242,203
Chart Industries, Inc.*	17,035	937,606
CIRCOR International, Inc.	10,296	484,118
CLARCOR, Inc.	29,516	1,326,154
Colfax Corp.*	13,509	310,032
Columbus McKinnon Corp.*	10,417	192,298
Commercial Vehicle Group, Inc.*	14,610	260,642
Douglas Dynamics, Inc.	10,185	145,238
Dynamic Materials Corp.	10,151	283,720
Energy Recovery, Inc.*	24,514	77,955
EnPro Industries, Inc.*	11,132	404,314
ESCO Technologies, Inc.	15,249	581,749
Federal Signal Corp.	36,957	240,590
Flow International Corp.*	16,566	72,725
Force Protection, Inc.*	38,081	186,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
FreightCar America, Inc.*	7,192	$233,812
Gorman-Rupp Co.	6,692	263,598
Graham Corp.	9,478	226,903
Greenbrier Cos., Inc.*	12,129	344,221
John Bean Technologies Corp.	14,487	278,585
Kadant, Inc.*	6,829	178,852
Kaydon Corp.	19,541	765,812
L.B. Foster Co., Class A	6,195	267,066
Lindsay Corp.	7,400	584,748
Lydall, Inc.*	15,903	141,378
Meritor, Inc.*	56,047	951,118
Met-Pro Corp.	10,331	122,939
Middleby Corp.*	9,706	904,793
Miller Industries, Inc.	8,453	137,277
Mueller Industries, Inc.	21,405	783,851
Mueller Water Products, Inc., Class A	87,865	393,635
NACCO Industries, Inc., Class A	3,094	342,413
Nordson Corp.	20,265	2,331,691
Omega Flex, Inc.*	3,100	41,695
PMFG, Inc.*	8,457	180,472
RBC Bearings, Inc.*	11,917	455,587
Robbins & Myers, Inc.	22,470	1,033,395
Sauer-Danfoss, Inc.*	6,967	354,829
Sun Hydraulics Corp.	6,795	292,865
Tecumseh Products Co., Class A*	9,121	91,392
Tennant Co.	10,705	450,038
Titan International, Inc.	20,575	547,501
Trimas Corp.*	10,823	232,695
Twin Disc, Inc.	8,500	273,870
Wabash National Corp.*	33,544	388,440
Watts Water Technologies, Inc., Class A	17,420	665,270
Xerium Technologies, Inc.*	9,057	217,821

		25,559,244

Marine (0.1%)
Baltic Trading Ltd.	11,875	108,300
Eagle Bulk Shipping, Inc.*	31,160	115,915
Excel Maritime Carriers Ltd.*	27,183	116,615
Genco Shipping & Trading Ltd.*	16,185	174,312
Horizon Lines, Inc., Class A	33,868	28,788
International Shipholding Corp.	4,750	118,275
Ultrapetrol Bahamas Ltd.*	18,432	93,635

		755,840

Professional Services (0.7%)
Acacia Research Corp. - Acacia
Technologies*	20,087	687,377
Advisory Board Co.*	9,168	472,152
Barrett Business Services, Inc.	6,013	96,569
CBIZ, Inc.*	25,053	180,632
CDI Corp.	14,600	215,934
Corporate Executive Board Co.	19,680	794,482
CoStar Group, Inc.*	12,256	768,206
CRA International, Inc.*	8,433	243,123
Dolan Co.*	15,696	190,549
Exponent, Inc.*	7,343	327,571
Franklin Covey Co.*	14,241	123,327
GP Strategies Corp.*	10,822	147,179
Heidrick & Struggles International, Inc.	8,899	247,659
Hill International, Inc.*	23,344	123,490
Hudson Highland Group, Inc.*	26,671	173,362
Huron Consulting Group, Inc.*	13,091	362,490
ICF International, Inc.*	9,850	202,319
Insperity, Inc.	12,629	383,669
Kelly Services, Inc., Class A*	13,699	$297,405
Kforce, Inc.*	17,575	321,623
Korn/Ferry International*	27,460	611,534
LECG Corp.*	38,436	7,749
Mistras Group, Inc.*	7,905	136,045
Navigant Consulting, Inc.*	26,833	268,062
On Assignment, Inc.*	21,437	202,794
Resources Connection, Inc.	27,218	527,757
School Specialty, Inc.*	16,238	232,203
SFN Group, Inc.*	30,914	435,578
TrueBlue, Inc.*	24,644	413,773
VSE Corp.	3,842	114,146

		9,308,759

Road & Rail (0.6%)
Amerco, Inc.*	5,211	505,467
Arkansas Best Corp.	15,035	389,707
Avis Budget Group, Inc.*	61,159	1,095,358
Celadon Group, Inc.*	11,961	194,247
Dollar Thrifty Automotive Group, Inc.*	16,771	1,119,129
Genesee & Wyoming, Inc., Class A* .	22,642	1,317,764
Heartland Express, Inc.	28,615	502,479
Knight Transportation, Inc.	34,538	664,857
Marten Transport Ltd.	8,707	194,166
Old Dominion Freight Line, Inc.*	24,292	852,406
P.A.M. Transportation Services, Inc.*	4,700	57,105
Patriot Transportation Holding, Inc.*	3,586	95,926
Quality Distribution, Inc.*	14,200	168,270
RailAmerica, Inc.*	12,447	212,097
Roadrunner Transportation Systems, Inc.*	9,021	135,315
Saia, Inc.*	9,208	150,919
Universal Truckload Services, Inc.*	9,328	160,908
USA Truck, Inc.*	5,946	77,298
Werner Enterprises, Inc.	24,711	654,100

		8,547,518

Trading Companies & Distributors (0.6%)
Aceto Corp.	18,990	151,350
Aircastle Ltd.	28,783	347,411
Applied Industrial Technologies, Inc.	25,144	836,289
Beacon Roofing Supply, Inc.*	25,377	519,467
BlueLinx Holdings, Inc.*	23,471	86,843
CAI International, Inc.*	7,289	188,494
DXP Enterprises, Inc.*	7,202	166,222
H&E Equipment Services, Inc.*	18,363	358,262
Houston Wire & Cable Co.	11,069	161,829
Interline Brands, Inc.*	18,977	387,131
Kaman Corp.	14,827	521,910
Lawson Products, Inc.	4,760	109,670
RSC Holdings, Inc.*	28,075	403,719
Rush Enterprises, Inc., Class A*	17,786	352,163
SeaCube Container Leasing Ltd.	9,833	157,426
TAL International Group, Inc.	9,878	358,275
Textainer Group Holdings Ltd.	6,068	225,487
Titan Machinery, Inc.*	8,234	207,909
United Rentals, Inc.*	36,116	1,201,940
Watsco, Inc.	15,969	1,113,199

		7,854,996

Total Industrials		118,214,297

Information Technology (10.4%)
Communications Equipment (1.6%)
Acme Packet, Inc.*	27,544	1,954,522
ADTRAN, Inc.	37,006	1,571,275
Anaren, Inc.*	7,838	157,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Arris Group, Inc.*	75,523	$962,163
Aruba Networks, Inc.*	43,665	1,477,624
Aviat Networks, Inc.*	36,778	190,142
Bel Fuse, Inc., Class B	2,897	63,763
BigBand Networks, Inc.*	33,018	84,196
Black Box Corp.	10,499	369,040
Blue Coat Systems, Inc.*	23,999	675,812
Calix, Inc.*	14,583	296,176
Comtech Telecommunications Corp.	16,193	440,126
DG FastChannel, Inc.*	14,165	456,396
Digi International, Inc.*	20,413	215,561
EMS Technologies, Inc.*	10,149	199,479
Emulex Corp.*	45,671	487,310
Extreme Networks, Inc.*	38,046	133,161
Finisar Corp.*	50,169	1,234,157
Globecomm Systems, Inc.*	13,446	165,789
Harmonic, Inc.*	61,981	581,382
Infinera Corp.*	50,794	426,162
InterDigital, Inc.	25,762	1,229,105
Ixia*	16,684	264,942
KVH Industries, Inc.*	8,343	126,146
Loral Space & Communications, Inc.*	6,002	465,455
Meru Networks, Inc.*	6,453	131,060
NETGEAR, Inc.*	19,852	643,999
Network Engines, Inc.*	36,264	73,616
Network Equipment Technologies, Inc.*	25,421	95,837
Oclaro, Inc.*	28,055	322,913
Oplink Communications, Inc.*	11,081	215,969
Opnext, Inc.*	47,363	115,092
PC-Tel, Inc.*	12,822	98,345
Plantronics, Inc.	27,669	1,013,239
Powerwave Technologies, Inc.*	82,754	373,220
Riverbed Technology, Inc.*	78,578	2,958,462
SeaChange International, Inc.*	17,588	167,086
ShoreTel, Inc.*	24,743	203,635
Sonus Networks, Inc.*	114,154	429,219
Sycamore Networks, Inc.	11,701	285,855
Symmetricom, Inc.*	21,889	134,180
Tekelec*	40,732	330,744
UTStarcom, Inc.*	84,741	199,141
ViaSat, Inc.*	19,716	785,485

		22,804,525

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	17,325	386,348
Cray, Inc.*	21,803	140,629
Electronics for Imaging, Inc.*	25,038	368,309
Hutchinson Technology, Inc.*	24,255	68,399
Hypercom Corp.*	30,819	370,753
Imation Corp.*	19,048	212,195
Immersion Corp.*	21,378	163,328
Intermec, Inc.*	31,194	336,583
Intevac, Inc.*	19,418	241,366
Novatel Wireless, Inc.*	16,999	92,815
Presstek, Inc.*	6,348	13,204
Quantum Corp.*	129,912	327,378
Rimage Corp.	7,562	122,126
Silicon Graphics International Corp.*	17,828	381,519
STEC, Inc.*	23,080	463,677
Stratasys, Inc.*	11,912	559,864
Super Micro Computer, Inc.*	13,179	211,391
Synaptics, Inc.*	19,066	515,163
Xyratex Ltd.*	17,205	$192,352

		5,167,399

Electronic Equipment, Instruments & Components (1.4%)
Agilysys, Inc.*	19,374	111,207
Anixter International, Inc.	16,475	1,151,438
Benchmark Electronics, Inc.*	36,462	691,684
Brightpoint, Inc.*	39,795	431,378
Checkpoint Systems, Inc.*	21,858	491,368
Cognex Corp.	22,603	638,535
Coherent, Inc.*	14,602	848,522
Comverge, Inc.*	9,024	42,052
CTS Corp.	19,786	213,689
Daktronics, Inc.	20,098	216,054
DDi Corp.	4,553	48,125
DTS, Inc.*	10,109	471,383
Echelon Corp.*	22,667	229,617
Electro Rent Corp.	10,369	178,139
Electro Scientific Industries, Inc.*	14,140	245,470
Fabrinet*	7,888	159,022
FARO Technologies, Inc.*	9,291	371,640
Gerber Scientific, Inc.*	22,813	213,530
Insight Enterprises, Inc.*	27,369	466,094
IPG Photonics Corp.*	15,486	893,232
L-1 Identity Solutions, Inc.*	44,320	522,090
Littelfuse, Inc.	12,251	699,532
Maxwell Technologies, Inc.*	15,789	272,676
Measurement Specialties, Inc.*	7,663	261,002
Mercury Computer Systems, Inc.*	15,920	336,867
Methode Electronics, Inc.	18,824	227,394
Microvision, Inc.*	64,224	84,776
MTS Systems Corp.	9,055	412,455
Multi-Fineline Electronix, Inc.*	7,296	205,893
Newport Corp.*	20,364	363,090
OSI Systems, Inc.*	8,841	331,803
Park Electrochemical Corp.	11,788	380,163
PC Connection, Inc.*	16,183	143,381
Plexus Corp.*	23,265	815,671
Power-One, Inc.*	36,930	323,137
Pulse Electronics Corp.	31,208	188,808
RadiSys Corp.*	14,692	127,233
Richardson Electronics Ltd.	13,924	183,518
Rofin-Sinar Technologies, Inc.*	17,567	693,896
Rogers Corp.*	9,431	424,961
Sanmina-SCI Corp.*	45,226	506,983
Scansource, Inc.*	16,008	608,144
SMART Modular Technologies (WWH), Inc.*	27,520	213,830
Spectrum Control, Inc.*	9,915	195,127
SYNNEX Corp.*	13,457	440,448
Tessco Technologies, Inc.	1,998	22,977
TTM Technologies, Inc.*	47,039	854,228
Universal Display Corp.*	19,201	1,056,823
Viasystems Group, Inc.*	4,400	120,076
X-Rite, Inc.*	28,514	135,442
Zygo Corp.*	10,255	149,928

		19,414,531

Internet Software & Services (1.2%)
Ancestry.com, Inc.*	10,471	371,197
comScore, Inc.*	13,569	400,421
Constant Contact, Inc.*	16,189	564,996
DealerTrack Holdings, Inc.*	22,349	513,133
Demand Media, Inc.*	2,457	57,862
Dice Holdings, Inc.*	12,563	189,827
Digital River, Inc.*	23,586	882,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
EarthLink, Inc.	59,653	$467,083
Envestnet, Inc.*	8,000	107,520
GSI Commerce, Inc.*	37,018	1,083,517
InfoSpace, Inc.*	21,942	190,018
Internap Network Services Corp.*	24,120	158,468
IntraLinks Holdings, Inc.*	8,384	224,188
j2 Global Communications, Inc.*	26,921	794,439
Keynote Systems, Inc.	10,423	193,347
KIT Digital, Inc.*	14,008	168,656
Knot, Inc.*	18,727	225,660
Limelight Networks, Inc.*	29,169	208,850
Liquidity Services, Inc.*	8,196	146,381
LivePerson, Inc.*	26,898	339,991
Local.com Corp.*	6,200	24,118
LogMeIn, Inc.*	8,572	361,396
LoopNet, Inc.*	11,470	162,301
Marchex, Inc., Class B	21,040	165,585
ModusLink Global Solutions, Inc.	25,281	138,034
Move, Inc.*	84,439	201,809
NIC, Inc.	32,864	409,485
OpenTable, Inc.*	9,036	960,979
Openwave Systems, Inc.*	64,050	137,067
Perficient, Inc.*	11,724	140,805
QuinStreet, Inc.*	7,659	174,089
Rackspace Hosting, Inc.*	57,697	2,472,316
RealNetworks, Inc.*	46,566	173,226
RightNow Technologies, Inc.*	13,475	421,768
Saba Software, Inc.*	17,447	171,155
SAVVIS, Inc.*	21,660	803,369
SPS Commerce, Inc.*	6,600	102,366
Stamps.com, Inc.	9,942	132,726
support.com, Inc.*	27,939	145,003
TechTarget, Inc.*	17,472	155,676
Terremark Worldwide, Inc.*	33,319	633,061
Travelzoo, Inc.*	3,710	247,049
United Online, Inc.	47,588	300,042
ValueClick, Inc.*	47,753	690,508
Vocus, Inc.*	9,401	243,110
Zix Corp.*	45,271	166,597

		17,022,018

IT Services (1.2%)
Acxiom Corp.*	39,958	573,397
CACI International, Inc., Class A*	17,191	1,054,152
Cardtronics, Inc.*	17,922	364,713
Cass Information Systems, Inc.	4,463	175,351
CIBER, Inc.*	33,619	225,247
Computer Task Group, Inc.*	4,423	58,782
CSG Systems International, Inc.*	19,658	391,981
Echo Global Logistics, Inc.*	8,776	115,229
Euronet Worldwide, Inc.*	28,367	548,334
ExlService Holdings, Inc.*	8,657	183,096
Forrester Research, Inc.	8,586	328,758
Global Cash Access Holdings, Inc.*	36,550	119,518
Hackett Group, Inc.*	23,946	91,953
Heartland Payment Systems, Inc.	22,190	388,991
iGATE Corp.	12,867	241,514
Integral Systems, Inc.*	16,324	198,663
Jack Henry & Associates, Inc.	50,692	1,717,952
Lionbridge Technologies, Inc.*	35,991	123,449
ManTech International Corp., Class A*	12,307	521,817
MAXIMUS, Inc.	10,243	831,424
MoneyGram International, Inc.*	67,950	233,068
NCI, Inc., Class A*	5,335	130,014
Online Resources Corp.*	29,785	112,587
Sapient Corp.*	58,344	$668,039
SRA International, Inc., Class A*	25,553	724,683
Stream Global Services, Inc.*	11,800	35,754
Syntel, Inc.	7,812	408,021
TeleTech Holdings, Inc.*	17,063	330,681
Tier Technologies, Inc.*	18,143	99,786
TNS, Inc.*	15,804	246,068
Unisys Corp.*	24,926	778,190
VeriFone Systems, Inc.*	50,875	2,795,581
Virtusa Corp.*	8,975	168,102
Wright Express Corp.*	22,282	1,155,099

		16,139,994

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Analogic Technologies, Inc.*	38,951	147,235
Advanced Energy Industries, Inc.*	20,783	339,802
Alpha & Omega Semiconductor Ltd.*	7,239	91,863
Amkor Technology, Inc.*	60,672	408,929
ANADIGICS, Inc.*	35,861	160,657
Applied Micro Circuits Corp.*	37,553	389,800
ATMI, Inc.*	16,522	311,935
Axcelis Technologies, Inc.*	64,190	170,104
AXT, Inc.*	11,717	84,011
Brooks Automation, Inc.*	38,089	522,962
Cabot Microelectronics Corp.*	13,114	685,207
Cavium Networks, Inc.*	25,216	1,132,955
CEVA, Inc.*	13,133	351,045
Cirrus Logic, Inc.*	39,560	831,947
Cohu, Inc.	13,553	208,174
Conexant Systems, Inc.*	63,514	151,163
Cymer, Inc.*	17,800	1,007,124
Diodes, Inc.*	18,817	640,907
DSP Group, Inc.*	7,749	59,667
Energy Conversion Devices, Inc.*	25,183	56,914
Entegris, Inc.*	74,188	650,629
Entropic Communications, Inc.*	36,043	304,563
Evergreen Solar, Inc.*	27,498	37,122
Exar Corp.*	27,871	167,783
FEI Co.*	21,971	740,862
FormFactor, Inc.*	26,432	272,250
FSI International, Inc.*	27,292	119,539
GSI Technology, Inc.*	16,464	149,658
GT Solar International, Inc.*	36,869	393,024
Hittite Microwave Corp.*	15,449	985,183
Ikanos Communications, Inc.*	6,599	7,523
Inphi Corp.*	6,656	139,843
Integrated Device Technology, Inc.* .	92,321	680,406
Integrated Silicon Solution, Inc.*	16,994	157,534
IXYS Corp.*	14,398	193,365
Kopin Corp.*	42,746	196,204
Kulicke & Soffa Industries, Inc.*	37,304	348,792
Lattice Semiconductor Corp.*	64,596	381,116
LTX-Credence Corp.*	27,719	253,074
Mattson Technology, Inc.*	35,239	85,983
MaxLinear, Inc., Class A*	19,611	160,222
Micrel, Inc.	29,799	401,691
Microsemi Corp.*	49,428	1,023,654
Mindspeed Technologies, Inc.*	19,035	161,036
MIPS Technologies, Inc.*	26,137	274,177
MKS Instruments, Inc.	29,005	965,867
Monolithic Power Systems, Inc.*	18,848	267,453
MoSys, Inc.*	28,639	172,120
Nanometrics, Inc.*	13,359	241,664
Netlogic Microsystems, Inc.*	37,276	1,566,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NVE Corp.*	3,232	$182,091
OmniVision Technologies, Inc.*	31,317	1,112,693
PDF Solutions, Inc.*	24,221	161,070
Pericom Semiconductor Corp.*	16,249	168,502
Photronics, Inc.*	29,130	261,296
PLX Technology, Inc.*	24,304	88,710
Power Integrations, Inc.	13,588	520,828
RF Micro Devices, Inc.*	156,975	1,006,210
Rubicon Technology, Inc.*	8,909	246,601
Rudolph Technologies, Inc.*	15,952	174,515
Semtech Corp.*	36,915	923,613
Sigma Designs, Inc.*	15,698	203,289
Silicon Image, Inc.*	42,836	384,239
Spansion, Inc., Class A*	8,571	160,021
Standard Microsystems Corp.*	13,223	326,079
Supertex, Inc.*	7,923	176,524
Tessera Technologies, Inc.*	27,692	505,656
Trident Microsystems, Inc.*	72,228	83,062
TriQuint Semiconductor, Inc.*	88,179	1,138,391
Ultra Clean Holdings, Inc.*	16,394	169,514
Ultratech, Inc.*	14,130	415,422
Veeco Instruments, Inc.*	23,747	1,207,298
Volterra Semiconductor Corp.*	14,574	361,872
Zoran Corp.*	30,724	319,222

		29,547,794

Software (2.5%)
Accelrys, Inc.*	42,783	342,264
ACI Worldwide, Inc.*	19,721	646,849
Actuate Corp.*	30,488	158,538
Advent Software, Inc.*	17,827	511,100
American Software, Inc., Class A	7,573	55,889
Ariba, Inc.*	53,591	1,829,597
Aspen Technology, Inc.*	35,284	528,907
Blackbaud, Inc.	26,662	726,273
Blackboard, Inc.*	20,042	726,322
Bottomline Technologies, Inc.*	19,065	479,294
BroadSoft, Inc.*	4,365	208,167
CDC Corp., Class A*	22,322	56,921
CommVault Systems, Inc.*	24,904	993,172
Concur Technologies, Inc.*	23,212	1,287,105
Convio, Inc.*	10,500	121,905
Deltek, Inc.*	14,915	113,354
DemandTec, Inc.*	14,697	193,413
Digimarc Corp.*	5,909	170,770
Ebix, Inc.*	16,228	383,792
Epicor Software Corp.*	26,539	293,787
EPIQ Systems, Inc.	18,952	272,151
ePlus, Inc.*	4,202	111,815
Fair Isaac Corp.	24,776	783,169
FalconStor Software, Inc.*	35,171	160,028
Fortinet, Inc.*	25,178	1,107,832
Guidance Software, Inc.*	14,300	119,834
Interactive Intelligence, Inc.*	7,305	282,777
JDA Software Group, Inc.*	23,694	716,980
Kenexa Corp.*	11,416	314,967
Lawson Software, Inc.*	82,457	997,730
Magma Design Automation, Inc.*	41,500	283,030
Manhattan Associates, Inc.*	13,095	428,468
Mentor Graphics Corp.*	63,623	930,804
MicroStrategy, Inc., Class A*	5,179	696,472
Monotype Imaging Holdings, Inc.*	12,229	177,320
Motricity, Inc.*	7,500	112,725
NetScout Systems, Inc.*	17,342	473,783
NetSuite, Inc.*	11,111	323,108
Opnet Technologies, Inc.	8,369	326,307
Parametric Technology Corp.*	67,934	$1,527,836
Pegasystems, Inc.	8,432	319,910
Progress Software Corp.*	37,599	1,093,755
PROS Holdings, Inc.*	12,650	184,311
QAD, Inc., Class A*	692	7,453
QAD, Inc., Class B*	144	1,483
QLIK Technologies, Inc.*	7,595	197,470
Quest Software, Inc.*	35,663	905,484
Radiant Systems, Inc.*	17,335	306,830
RealD, Inc.*	8,506	232,724
RealPage, Inc.*	8,302	230,214
Renaissance Learning, Inc.	9,416	110,638
Rosetta Stone, Inc.*	13,379	176,737
S1 Corp.*	26,958	180,079
Smith Micro Software, Inc.*	16,943	158,586
SolarWinds, Inc.*	19,793	464,344
Sourcefire, Inc.*	15,635	430,119
SRS Labs, Inc.*	8,924	76,211
SS&C Technologies Holdings, Inc.*	8,508	173,733
SuccessFactors, Inc.*	38,344	1,498,867
Synchronoss Technologies, Inc.*	12,660	439,935
Take-Two Interactive Software, Inc.*	42,759	657,206
Taleo Corp., Class A*	23,746	846,545
TeleCommunication Systems, Inc., Class A*	36,097	148,720
TeleNav, Inc.*	8,800	104,456
THQ, Inc.*	29,039	132,418
TIBCO Software, Inc.*	98,859	2,693,908
TiVo, Inc.*	65,874	577,056
Tyler Technologies, Inc.*	18,721	443,875
Ultimate Software Group, Inc.*	14,905	875,669
VASCO Data Security International, Inc.*	23,313	320,087
VirnetX Holding Corp.	23,562	469,119
Wave Systems Corp., Class A*	49,485	154,888
Websense, Inc.*	24,439	561,364

		35,148,749

Total Information Technology		145,245,010

Materials (3.1%)
Chemicals (1.4%)
A. Schulman, Inc.	18,992	469,482
American Vanguard Corp.	13,485	117,050
Arch Chemicals, Inc.	12,737	529,732
Balchem Corp.	15,948	598,369
Calgon Carbon Corp.*	35,124	557,769
Ferro Corp.*	50,478	837,430
Georgia Gulf Corp.*	19,244	712,028
H.B. Fuller Co.	27,303	586,468
Hawkins, Inc.	5,190	213,205
Innophos Holdings, Inc	12,243	564,525
KMG Chemicals, Inc.	7,049	138,583
Koppers Holdings, Inc.	11,518	491,819
Kraton Performance Polymers, Inc.* .	6,720	257,040
Landec Corp.*	15,375	99,937
LSB Industries, Inc.*	9,881	391,683
Minerals Technologies, Inc.	11,187	766,533
NewMarket Corp.	5,821	920,999
NL Industries, Inc.	11,990	178,052
Olin Corp.	46,874	1,074,352
OM Group, Inc.*	17,581	642,410
Omnova Solutions, Inc.*	25,027	196,962
PolyOne Corp.	54,370	772,598
Quaker Chemical Corp.	7,648	307,220
Rockwood Holdings, Inc.*	31,012	1,526,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Senomyx, Inc.*	13,176	$79,583
Sensient Technologies Corp.	29,424	1,054,556
Solutia, Inc.*	71,076	1,805,330
Spartech Corp.*	17,228	124,903
Stepan Co.	4,521	327,773
STR Holdings, Inc.*	16,140	309,565
TPC Group, Inc.*	6,428	185,576
W.R. Grace & Co.*	42,573	1,630,120
Westlake Chemical Corp.	13,502	758,812
Zep, Inc.	11,448	199,310
Zoltek Cos., Inc.*	15,748	211,496

		19,637,681

Construction Materials (0.0%)
Headwaters, Inc.*	34,380	202,842
Texas Industries, Inc.	11,867	536,744
United States Lime & Minerals, Inc.*	3,407	138,018

		877,604

Containers & Packaging (0.3%)
AEP Industries, Inc.*	1,397	41,519
Boise, Inc.	48,331	442,712
Graham Packaging Co., Inc.*	11,913	207,644
Graphic Packaging Holding Co.*	60,283	326,734
Myers Industries, Inc.	18,431	183,020
Rock-Tenn Co., Class A	23,918	1,658,713
Silgan Holdings, Inc.	30,308	1,155,947

		4,016,289

Metals & Mining (1.1%)
A.M. Castle & Co.*	10,922	206,207
Allied Nevada Gold Corp.*	44,396	1,575,170
AMCOL International Corp.	15,039	541,103
Capital Gold Corp.*	34,313	220,633
Century Aluminum Co.*	36,192	676,067
Coeur d’Alene Mines Corp.*	52,515	1,826,472
General Moly, Inc.*	36,484	196,284
Globe Specialty Metals, Inc.	34,795	791,934
Golden Star Resources Ltd.*	145,924	433,394
Haynes International, Inc.	6,753	374,454
Hecla Mining Co.*	164,577	1,494,359
Horsehead Holding Corp.*	29,815	508,346
Jaguar Mining, Inc.*	47,836	249,704
Kaiser Aluminum Corp.	9,850	485,112
Materion Corp.*	12,134	495,067
Metals USA Holdings Corp.*	8,463	138,539
Molycorp, Inc.*	15,092	905,822
Noranda Aluminum Holding Corp.*	11,321	181,702
Olympic Steel, Inc.	6,017	197,418
RTI International Metals, Inc.*	16,841	524,597
Stillwater Mining Co.*	25,191	577,630
Thompson Creek Metals Co., Inc.*	95,489	1,197,432
U.S. Energy Corp./Wyoming*	24,695	154,591
U.S. Gold Corp.*	56,777	501,341
Universal Stainless & Alloy Products, Inc.*	2,318	78,186
Worthington Industries, Inc.	33,583	702,556

		15,234,120

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	23,185	631,328
Clearwater Paper Corp.*	6,380	519,332
Deltic Timber Corp.	7,296	487,665
KapStone Paper and Packaging Corp.*	20,457	351,247
Louisiana-Pacific Corp.*	75,536	793,128
Neenah Paper, Inc.	8,158	179,231
P.H. Glatfelter Co.	23,795	316,949
Schweitzer-Mauduit International, Inc.	10,964	$554,888
Verso Paper Corp.*	23,400	125,190
Wausau Paper Corp.	29,052	221,957

		4,180,915

Total Materials		43,946,609

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.	12,703	823,917
Alaska Communications Systems Group, Inc.	25,133	267,667
Atlantic Tele-Network, Inc.	5,659	210,458
Cbeyond, Inc.*	14,221	165,959
Cincinnati Bell, Inc.*	129,504	347,071
Cogent Communications Group, Inc.*	30,760	438,945
Consolidated Communications Holdings, Inc.	14,010	262,407
General Communication, Inc., Class A*	26,757	292,722
Global Crossing Ltd.*	15,973	222,344
Globalstar, Inc.*	59,834	75,989
Hughes Communications, Inc.*	5,008	298,827
IDT Corp., Class B	11,920	321,244
Iridium Communications, Inc.*	19,397	154,594
Neutral Tandem, Inc.*	16,938	249,836
PAETEC Holding Corp.*	71,466	238,696
Premiere Global Services, Inc.*	42,058	320,482
Vonage Holdings Corp.*	66,109	301,457

		4,992,615

Wireless Telecommunication Services (0.1%)
FiberTower Corp.*	15,215	30,582
ICO Global Communications Holdings Ltd.*	68,159	181,985
NTELOS Holdings Corp.	19,031	350,361
Shenandoah Telecommunications Co.	12,953	233,931
USA Mobility, Inc.	15,498	224,566

		1,021,425

Total Telecommunication Services		6,014,040

Utilities (1.6%)
Electric Utilities (0.7%)
Allete, Inc.	18,245	711,008
Central Vermont Public Service Corp.	8,843	205,953
Cleco Corp.	35,532	1,218,392
El Paso Electric Co.*	24,824	754,650
Empire District Electric Co.	22,846	497,814
IDACORP, Inc.	28,618	1,090,346
MGE Energy, Inc.	13,275	537,505
Otter Tail Corp.	20,692	470,329
PNM Resources, Inc.	55,170	823,136
Portland General Electric Co.	44,800	1,064,896
UIL Holdings Corp.	29,707	906,658
UniSource Energy Corp.	21,592	780,119
Unitil Corp.	8,460	199,318

		9,260,124

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	5,093	211,971
Laclede Group, Inc.	13,011	495,719
New Jersey Resources Corp.	23,726	1,019,032
Nicor, Inc.	26,457	1,420,741
Northwest Natural Gas Co.	15,533	716,537
Piedmont Natural Gas Co., Inc.#	41,650	1,264,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
South Jersey Industries, Inc.	17,226	$964,139
Southwest Gas Corp.	27,029	1,053,320
WGL Holdings, Inc.	29,572	1,153,308

		8,298,844

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	59,005	128,631
Dynegy, Inc.*	58,260	331,499

		460,130

Multi-Utilities (0.2%)
Avista Corp.	32,169	744,069
Black Hills Corp.	23,058	771,060
CH Energy Group, Inc.	9,310	470,527
NorthWestern Corp.	21,267	644,390

		2,630,046

Water Utilities (0.1%)
American States Water Co.	10,834	388,507
Artesian Resources Corp., Class A	6,556	127,777
Cadiz, Inc.*	9,554	116,463
California Water Service Group	11,414	424,259
Connecticut Water Service, Inc.	6,512	171,591
Consolidated Water Co., Ltd.	9,849	107,354
Middlesex Water Co.	9,778	177,862
SJW Corp.	6,485	150,128
York Water Co.	10,235	178,191

		1,842,132

Total Utilities		22,491,276

Total Common Stocks (54.0%) (Cost $569,373,586)		753,001,377

INVESTMENT COMPANIES:
Investment Companies(0.0%)
Kayne Anderson Energy Development Co.	6,640	129,878
THL Credit, Inc.	9,558	130,658

Total Investment Companies (0.0%) (Cost $207,539)		260,536

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$4,800	3,143

Total Financials		3,143

Total Corporate Bonds		3,143

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		3,143

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (43.9%)
BlackRock Liquidity Funds TempFund
0.14% ‡	612,584,496	$612,584,496

	Principal Amount	Value (Note 1)
Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$2,577,623	2,577,623

Total Short-Term Investments (44.1%) (Cost $615,162,119)		615,162,119

Total Investments (98.1%) (Cost $1,184,748,044)		1,368,427,175
Other Assets Less Liabilities (1.9%)		26,386,015

Net Assets (100%)		$1,394,813,190

*	Non-income producing.

†	Securities (totaling $90,305 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $416,139.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$571,354,611	$263,489,430	$222,259,545	$612,584,496	$224,234	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	7,614	June-11	$620,813,642	$640,870,380	$20,056,738

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$97,612,541	$—	$13,911	$97,626,452
Consumer Staples	22,120,965	—	—	22,120,965
Energy	53,763,156	—	—	53,763,156
Financials	150,554,264	—	11,813	150,566,077
Health Care	93,013,495	—	—	93,013,495
Industrials	118,149,716	—	64,581	118,214,297
Information Technology	145,245,010	—	—	145,245,010
Materials	43,946,609	—	—	43,946,609
Telecommunication Services	6,014,040	—	—	6,014,040
Utilities	22,491,276	—	—	22,491,276
Corporate Bonds
Financials	—	3,143	—	3,143
Futures	20,056,738	—	—	20,056,738
Investment Companies
Investment Companies	260,536	—	—	260,536
Short-Term Investments	—	615,162,119	—	615,162,119

Total Assets	$773,228,346	$615,165,262	$90,305	$1,388,483,913

Total Liabilities	$—	$—	$—	$—

Total	$773,228,346	$615,165,262	$90,305	$1,388,483,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/10	$17,620	$10,717	$—
Total gains or losses (realized/unrealized) included in earnings	(3,709)	(63,187)	5,710
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	75,000	58,871
Transfers out of Level 3	—	(10,717)	—

Balance as of 3/31/11	$13,911	$11,813	$64,581

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(3,709)	$(63,187)	$5,710

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$74,278,036
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,684,858

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,713,557
Aggregate gross unrealized depreciation	(21,695,092)

Net unrealized appreciation	$179,018,465

Federal income tax cost of investments	$1,189,408,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.2%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	40	$599
Johnson Controls, Inc.	115	4,781

		5,380

Automobiles (0.1%)
Ford Motor Co.*	640	9,542
Harley-Davidson, Inc.	40	1,700

		11,242

Distributors (0.0%)
Genuine Parts Co.	25	1,341

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	20	834
DeVry, Inc.	10	551
H&R Block, Inc.	50	837

		2,222

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	75	2,877
Darden Restaurants, Inc.	25	1,228
International Game Technology	50	811
Marriott International, Inc., Class A	50	1,779
McDonald’s Corp.	175	13,316
Starbucks Corp.	125	4,619
Starwood Hotels & Resorts Worldwide, Inc.	30	1,744
Wyndham Worldwide Corp.	30	954
Wynn Resorts Ltd.	15	1,909
Yum! Brands, Inc.	80	4,110

		33,347

Household Durables (0.1%)
D.R. Horton, Inc.	45	524
Fortune Brands, Inc.	25	1,547
Harman International Industries, Inc.	10	468
Leggett & Platt, Inc.	25	613
Lennar Corp., Class A	25	453
Newell Rubbermaid, Inc.	50	957
Pulte Group, Inc.*	55	407
Stanley Black & Decker, Inc.	30	2,298
Whirlpool Corp.	15	1,280

		8,547

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	60	10,808
Expedia, Inc.	35	793
Netflix, Inc.*	8	1,898
priceline.com, Inc.*	9	4,558

		18,057

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	25	1,171
Mattel, Inc.	60	1,496

		2,667

Media (0.7%)
Cablevision Systems Corp. - New York
Group, Class A	40	1,384
CBS Corp., Class B	115	2,880
Comcast Corp., Class A	470	11,618
DIRECTV, Class A*	135	6,318
Discovery Communications, Inc., Class A*	45	1,796
Gannett Co., Inc.	40	609
Interpublic Group of Cos., Inc.	85	1,068
McGraw-Hill Cos., Inc.	50	$1,970
News Corp., Class A	385	6,761
Omnicom Group, Inc.	50	2,453
Scripps Networks Interactive, Inc., Class A	15	751
Time Warner Cable, Inc.	60	4,280
Time Warner, Inc.	185	6,605
Viacom, Inc., Class B	100	4,652
Walt Disney Co	320	13,789
Washington Post Co., Class B	1	438

		67,372

Multiline Retail (0.2%)
Big Lots, Inc.*	15	652
Family Dollar Stores, Inc.	20	1,026
J.C. Penney Co., Inc.	40	1,436
Kohl’s Corp.	50	2,652
Macy’s, Inc.	70	1,698
Nordstrom, Inc.	30	1,347
Sears Holdings Corp.*	5	413
Target Corp.	120	6,001

		15,225

Specialty Retail (0.4%)
Abercrombie & Fitch Co., Class A	15	881
AutoNation, Inc.*	10	354
AutoZone, Inc.*	5	1,368
Bed Bath & Beyond, Inc.*	45	2,172
Best Buy Co., Inc.	55	1,580
CarMax, Inc.*	40	1,284
GameStop Corp., Class A*	25	563
Gap, Inc.	75	1,699
Home Depot, Inc.	275	10,191
Limited Brands, Inc.	45	1,480
Lowe’s Cos., Inc.	235	6,211
O’Reilly Automotive, Inc.*	25	1,437
RadioShack Corp.	20	300
Ross Stores, Inc.	20	1,422
Staples, Inc.	120	2,330
Tiffany & Co.	20	1,229
TJX Cos., Inc.	65	3,232
Urban Outfitters, Inc.*	20	597

		38,330

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	50	2,602
NIKE, Inc., Class B	65	4,921
Polo Ralph Lauren Corp.	10	1,236
VF Corp.	15	1,478

		10,237

Total Consumer Discretionary		213,967

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	15	1,025
Coca-Cola Co.	385	25,545
Coca-Cola Enterprises, Inc.	55	1,502
Constellation Brands, Inc., Class A*	30	608
Dr. Pepper Snapple Group, Inc.	40	1,486
Molson Coors Brewing Co., Class B	25	1,172
PepsiCo, Inc.	270	17,391

		48,729

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	75	5,499
CVS Caremark Corp.	230	7,894
Kroger Co	105	2,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	60	$1,412
SUPERVALU, Inc.	35	313
Sysco Corp.	100	2,770
Walgreen Co.	155	6,222
Wal-Mart Stores, Inc.	330	17,176
Whole Foods Market, Inc.	25	1,647

		45,450

Food Products (0.4%)
Archer-Daniels-Midland Co.	105	3,781
Campbell Soup Co.	30	993
ConAgra Foods, Inc.	75	1,781
Dean Foods Co.*	30	300
General Mills, Inc.	105	3,838
H.J. Heinz Co.	55	2,685
Hershey Co.	25	1,359
Hormel Foods Corp.	25	696
J.M. Smucker Co.	20	1,428
Kellogg Co.	40	2,159
Kraft Foods, Inc., Class A	295	9,251
McCormick & Co., Inc. (Non-Voting)	20	957
Mead Johnson Nutrition Co.	35	2,028
Sara Lee Corp.	105	1,855
Tyson Foods, Inc., Class A	50	960

		34,071

Household Products (0.4%)
Clorox Co.	25	1,752
Colgate-Palmolive Co.	85	6,864
Kimberly-Clark Corp.	70	4,569
Procter & Gamble Co.	470	28,952

		42,137

Personal Products (0.0%)
Avon Products, Inc.	70	1,893
Estee Lauder Cos., Inc., Class A	20	1,927

		3,820

Tobacco (0.3%)
Altria Group, Inc.	355	9,241
Lorillard, Inc.	25	2,375
Philip Morris International, Inc.	305	20,017
Reynolds American, Inc.	55	1,954

		33,587

Total Consumer Staples		207,794

Energy (2.7%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	75	5,507
Cameron International Corp.*	40	2,284
Diamond Offshore Drilling, Inc.	10	777
FMC Technologies, Inc.*	20	1,889
Halliburton Co.	155	7,725
Helmerich & Payne, Inc.	20	1,374
Nabors Industries Ltd.*	50	1,519
National Oilwell Varco, Inc.	70	5,549
Noble Corp.	45	2,053
Rowan Cos., Inc.*	20	884
Schlumberger Ltd.	230	21,450

		51,011

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.	85	6,963
Apache Corp.	65	8,510
Cabot Oil & Gas Corp.	20	1,059
Chesapeake Energy Corp.	110	3,687
Chevron Corp.	340	36,526
ConocoPhillips	240	19,166
Consol Energy, Inc.	40	2,145
Denbury Resources, Inc.*	70	$1,708
Devon Energy Corp.	70	6,424
El Paso Corp.	120	2,160
EOG Resources, Inc.	45	5,333
EQT Corp.	25	1,248
Exxon Mobil Corp.	840	70,669
Hess Corp.	50	4,261
Marathon Oil Corp.	120	6,397
Massey Energy Co.	15	1,025
Murphy Oil Corp.	35	2,570
Newfield Exploration Co.*	25	1,900
Noble Energy, Inc.	30	2,900
Occidental Petroleum Corp.	135	14,106
Peabody Energy Corp.	45	3,238
Pioneer Natural Resources Co.	20	2,038
QEP Resources, Inc.	30	1,216
Range Resources Corp.	25	1,462
Southwestern Energy Co.*	60	2,578
Spectra Energy Corp.	110	2,990
Sunoco, Inc.	20	912
Tesoro Corp.*	25	671
Valero Energy Corp.	95	2,833
Williams Cos., Inc.	100	3,118

		219,813

Total Energy		270,824

Financials (3.3%)
Capital Markets (0.5%)
Ameriprise Financial, Inc.	40	2,443
Bank of New York Mellon Corp.	210	6,273
BlackRock, Inc.	8	1,608
Charles Schwab Corp.	170	3,065
E*TRADE Financial Corp.*	35	547
Federated Investors, Inc., Class B	15	401
Franklin Resources, Inc.	25	3,127
Goldman Sachs Group, Inc.	90	14,263
Invesco Ltd.	80	2,045
Janus Capital Group, Inc.	30	374
Legg Mason, Inc.	25	902
Morgan Stanley	260	7,103
Northern Trust Corp.	40	2,030
State Street Corp.	85	3,820
T. Rowe Price Group, Inc.	45	2,989

		50,990

Commercial Banks (0.6%)
BB&T Corp.	115	3,157
Comerica, Inc.	30	1,102
Fifth Third Bancorp	155	2,151
First Horizon National Corp.	45	504
Huntington Bancshares, Inc./Ohio	145	963
KeyCorp	160	1,421
M&T Bank Corp.	20	1,769
Marshall & Ilsley Corp.	90	719
PNC Financial Services Group, Inc.	90	5,669
Regions Financial Corp.	210	1,525
SunTrust Banks, Inc.	90	2,595
U.S. Bancorp	325	8,590
Wells Fargo & Co.	890	28,213
Zions Bancorp	30	692

		59,070

Consumer Finance (0.2%)
American Express Co.	175	7,910
Capital One Financial Corp.	75	3,897
Discover Financial Services	90	2,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*	90	$1,377

		15,355

Diversified Financial Services (0.9%)
Bank of America Corp.	1,705	22,728
Citigroup, Inc.*	4,900	21,658
CME Group, Inc.	12	3,618
IntercontinentalExchange, Inc.*	13	1,606
JPMorgan Chase & Co.	670	30,887
Leucadia National Corp.	35	1,314
Moody’s Corp.	35	1,187
NASDAQ OMX Group, Inc.*	25	646
NYSE Euronext	45	1,582

		85,226

Insurance (0.8%)
ACE Ltd.	55	3,559
Aflac, Inc.	80	4,222
Allstate Corp.	90	2,860
American International Group, Inc.*	25	879
Aon Corp.	55	2,913
Assurant, Inc.	15	578
Berkshire Hathaway, Inc., Class B*	290	24,253
Chubb Corp.	50	3,066
Cincinnati Financial Corp.	25	820
Genworth Financial, Inc., Class A*	85	1,144
Hartford Financial Services Group, Inc.	75	2,020
Lincoln National Corp.	55	1,652
Loews Corp.	55	2,370
Marsh & McLennan Cos., Inc.	90	2,683
MetLife, Inc.	180	8,051
Principal Financial Group, Inc.	55	1,766
Progressive Corp.	110	2,324
Prudential Financial, Inc.	80	4,926
Torchmark Corp.	15	997
Travelers Cos., Inc.	75	4,461
Unum Group	50	1,312
XL Group plc	50	1,230

		78,086

Real Estate Investment Trusts (REITs) (0.3%)
Apartment Investment & Management Co. (REIT), Class A	20	509
AvalonBay Communities, Inc. (REIT)	15	1,801
Boston Properties, Inc. (REIT)	25	2,371
Equity Residential (REIT)	50	2,821
HCP, Inc. (REIT)	70	2,656
Health Care REIT, Inc.	30	1,573
Host Hotels & Resorts, Inc. (REIT)	115	2,025
Kimco Realty Corp. (REIT)	70	1,284
Plum Creek Timber Co., Inc. (REIT)	25	1,090
ProLogis (REIT)	95	1,518
Public Storage (REIT)	25	2,773
Simon Property Group, Inc. (REIT)	50	5,358
Ventas, Inc.(REIT)	25	1,358
Vornado Realty Trust (REIT)	30	2,625
Weyerhaeuser Co. (REIT)	90	2,214

		31,976

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	50	1,335

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	90	871
People’s United Financial, Inc.	60	$755

		1,626

Total Financials		323,664

Health Care (2.2%)
Biotechnology (0.2%)
Amgen, Inc.*	155	8,285
Biogen Idec, Inc.*	40	2,936
Celgene Corp.*	80	4,602
Cephalon, Inc.*	15	1,137
Gilead Sciences, Inc.*	135	5,729

		22,689

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.	100	5,377
Becton, Dickinson and Co.	35	2,787
Boston Scientific Corp.*	255	1,833
C.R. Bard, Inc.	15	1,490
CareFusion Corp.*	40	1,128
Covidien plc	85	4,415
DENTSPLY International, Inc.	25	925
Edwards Lifesciences Corp.*	19	1,653
Intuitive Surgical, Inc.*	7	2,334
Medtronic, Inc.	180	7,083
St. Jude Medical, Inc.	55	2,819
Stryker Corp.	55	3,344
Varian Medical Systems, Inc.*	20	1,353
Zimmer Holdings, Inc.*	30	1,816

		38,357

Health Care Providers & Services (0.4%)
Aetna, Inc.	65	2,433
AmerisourceBergen Corp.	45	1,780
Cardinal Health, Inc.	60	2,468
CIGNA Corp.	45	1,993
Coventry Health Care, Inc.*	25	797
DaVita, Inc.*	15	1,283
Express Scripts, Inc.*	90	5,005
Humana, Inc.*	30	2,098
Laboratory Corp. of America Holdings*	15	1,382
McKesson Corp.	45	3,557
Medco Health Solutions, Inc.*	70	3,931
Patterson Cos., Inc.	15	483
Quest Diagnostics, Inc.	25	1,443
Tenet Healthcare Corp.*	80	596
UnitedHealth Group, Inc.	185	8,362
WellPoint, Inc.	65	4,536

		42,147

Health Care Technology (0.0%)
Cerner Corp.*	10	1,112

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.*	60	2,687
Life Technologies Corp.*	30	1,573
PerkinElmer, Inc.	20	525
Thermo Fisher Scientific, Inc.*	65	3,611
Waters Corp.*	15	1,303

		9,699

Pharmaceuticals (1.1%)
Abbott Laboratories, Inc.	260	12,753
Allergan, Inc.	50	3,551
Bristol-Myers Squibb Co.	285	7,533
Eli Lilly and Co.	170	5,979
Forest Laboratories, Inc.*	50	1,615
Hospira, Inc.*	30	1,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	460	$27,255
Merck & Co., Inc.	520	17,165
Mylan, Inc.*	75	1,700
Pfizer, Inc.	1,350	27,418
Watson Pharmaceuticals, Inc.*	20	1,120

		107,745

Total Health Care		221,749

Industrials (2.3%)
Aerospace & Defense (0.6%)
Boeing Co.	125	9,241
General Dynamics Corp.	65	4,976
Goodrich Corp.	20	1,711
Honeywell International, Inc.	130	7,762
Huntington Ingalls Industries, Inc.*	8	346
ITT Corp.	30	1,801
L-3 Communications Holdings, Inc.	20	1,566
Lockheed Martin Corp.	50	4,020
Northrop Grumman Corp.	50	3,135
Precision Castparts Corp.	25	3,680
Raytheon Co.	60	3,052
Rockwell Collins, Inc.	25	1,621
Textron, Inc.	45	1,233
United Technologies Corp.	155	13,121

		57,265

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	30	2,224
Expeditors International of Washington, Inc.	35	1,755
FedEx Corp.	55	5,145
United Parcel Service, Inc., Class B	165	12,263

		21,387

Airlines (0.0%)
Southwest Airlines Co.	125	1,579

Building Products (0.0%)
Masco Corp.	60	835

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	20	839
Cintas Corp.	20	606
Iron Mountain, Inc.	35	1,093
Pitney Bowes, Inc.	35	899
R.R. Donnelley & Sons Co.	35	662
Republic Services, Inc.	50	1,502
Stericycle, Inc.*	15	1,330
Waste Management, Inc.	80	2,987

		9,918

Construction & Engineering (0.1%)
Fluor Corp.	30	2,210
Jacobs Engineering Group, Inc.*	20	1,029
Quanta Services, Inc.*	35	785

		4,024

Electrical Equipment (0.1%)
Emerson Electric Co.	125	7,304
Rockwell Automation, Inc.	25	2,366
Roper Industries, Inc.	15	1,297

		10,967

Industrial Conglomerates (0.5%)
3M Co.	120	11,220
General Electric Co.	1,790	35,889
Tyco International Ltd.	80	3,582

		50,691

Machinery (0.5%)
Caterpillar, Inc.	110	$12,249
Cummins, Inc.	35	3,837
Danaher Corp.	90	4,671
Deere & Co.	70	6,782
Dover Corp.	30	1,972
Eaton Corp.	55	3,049
Flowserve Corp.	10	1,288
Illinois Tool Works, Inc.	85	4,566
Ingersoll-Rand plc	55	2,657
Joy Global, Inc.	20	1,976
PACCAR, Inc.	60	3,141
Pall Corp.	20	1,152
Parker Hannifin Corp.	25	2,367
Snap-On, Inc.	10	601

		50,308

Professional Services (0.0%)
Dun & Bradstreet Corp.	10	802
Equifax, Inc.	20	777
Robert Half International, Inc.	25	765

		2,344

Road & Rail (0.2%)
CSX Corp.	60	4,716
Norfolk Southern Corp.	60	4,156
Ryder System, Inc.	10	506
Union Pacific Corp.	85	8,358

		17,736

Trading Companies & Distributors (0.0%)
Fastenal Co.	25	1,621
W.W. Grainger, Inc.	10	1,377

		2,998

Total Industrials		230,052

Information Technology (3.7%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	930	15,949
F5 Networks, Inc.*	15	1,539
Harris Corp.	20	992
JDS Uniphase Corp.*	40	834
Juniper Networks, Inc.*	90	3,787
Motorola Mobility Holdings, Inc.*	50	1,220
Motorola Solutions, Inc.*	55	2,458
QUALCOMM, Inc.	275	15,078
Tellabs, Inc.	60	314

		42,171

Computers & Peripherals (0.9%)
Apple, Inc.*	156	54,358
Dell, Inc.*	285	4,135
EMC Corp.*	350	9,292
Hewlett-Packard Co.	365	14,954
Lexmark International, Inc., Class A*	15	556
NetApp, Inc.*	60	2,891
SanDisk Corp.*	40	1,844
Western Digital Corp.*	40	1,492

		89,522

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	30	1,632
Corning, Inc.	265	5,467
FLIR Systems, Inc.	25	865
Jabil Circuit, Inc.	35	715
Molex, Inc.	25	628

		9,307

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	30	1,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.*	195	$6,053
Google, Inc., Class A*	43	25,207
Monster Worldwide, Inc.*	20	318
VeriSign, Inc.	30	1,086
Yahoo!, Inc.*	220	3,663

		37,467

IT Services (0.6%)
Automatic Data Processing, Inc.	85	4,361
Cognizant Technology Solutions Corp., Class A*	50	4,070
Computer Sciences Corp.	25	1,218
Fidelity National Information Services, Inc.	45	1,471
Fiserv, Inc.*	25	1,568
International Business Machines Corp.	205	33,429
Mastercard, Inc., Class A	17	4,279
Paychex, Inc.	55	1,725
SAIC, Inc.*	50	846
Teradata Corp.*	30	1,521
Total System Services, Inc.	25	451
Visa, Inc., Class A	80	5,890
Western Union Co.	110	2,285

		63,114

Office Electronics (0.0%)
Xerox Corp.	235	2,503

Semiconductors & Semiconductor Equipment (0.5%)
Advanced Micro Devices, Inc.*	95	817
Altera Corp.	55	2,421
Analog Devices, Inc.	50	1,969
Applied Materials, Inc.	225	3,515
Broadcom Corp., Class A	80	3,151
First Solar, Inc.*	10	1,608
Intel Corp.	925	18,657
KLA-Tencor Corp.	30	1,421
Linear Technology Corp.	40	1,345
LSI Corp.*	105	714
MEMC Electronic Materials, Inc.*	40	518
Microchip Technology, Inc.	30	1,140
Micron Technology, Inc.*	145	1,662
National Semiconductor Corp.	40	574
Novellus Systems, Inc.*	15	557
NVIDIA Corp.*	100	1,846
Teradyne, Inc.*	30	534
Texas Instruments, Inc.	200	6,912
Xilinx, Inc.	45	1,476

		50,837

Software (0.8%)
Adobe Systems, Inc.*	85	2,819
Autodesk, Inc.*	40	1,764
BMC Software, Inc.*	30	1,492
CA, Inc.	65	1,572
Citrix Systems, Inc.*	30	2,204
Compuware Corp.*	35	404
Electronic Arts, Inc.*	55	1,074
Intuit, Inc.*	45	2,389
Microsoft Corp.	1,245	31,573
Novell, Inc.*	60	356
Oracle Corp.	655	21,857
Red Hat, Inc.*	35	1,589
Salesforce.com, Inc.*	20	2,672
Symantec Corp.*	130	$2,410

		74,175

Total Information Technology		369,096

Materials (0.8%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	35	3,156
Airgas, Inc.	15	996
CF Industries Holdings, Inc.	10	1,368
Dow Chemical Co.	195	7,361
E.I. du Pont de Nemours & Co.	155	8,520
Eastman Chemical Co.	10	993
Ecolab, Inc.	40	2,041
FMC Corp.	10	849
International Flavors & Fragrances, Inc.	15	935
Monsanto Co.	90	6,504
PPG Industries, Inc.	25	2,380
Praxair, Inc.	50	5,080
Sherwin-Williams Co.	15	1,260
Sigma-Aldrich Corp.	20	1,273

		42,716

Construction Materials (0.0%)
Vulcan Materials Co.	20	912

Containers & Packaging (0.1%)
Ball Corp.	30	1,076
Bemis Co., Inc.	20	656
Owens-Illinois, Inc.*	30	906
Sealed Air Corp.	25	666

		3,304

Metals & Mining (0.3%)
AK Steel Holding Corp.	20	316
Alcoa, Inc.	180	3,177
Allegheny Technologies, Inc.	15	1,016
Cliffs Natural Resources, Inc.	25	2,457
Freeport-McMoRan Copper & Gold, Inc.	160	8,888
Newmont Mining Corp.	85	4,639
Nucor Corp.	55	2,531
Titanium Metals Corp.*	15	279
United States Steel Corp.	25	1,348

		24,651

Paper & Forest Products (0.0%)
International Paper Co.	75	2,264
MeadWestvaco Corp.	30	910

		3,174

Total Materials		74,757

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	995	30,447
CenturyLink, Inc.	50	2,078
Frontier Communications Corp.	170	1,397
Qwest Communications International, Inc.	295	2,015
Verizon Communications, Inc.	475	18,306
Windstream Corp.	85	1,094

		55,337

Wireless Telecommunication Services (0.1%)
American Tower Corp., Class A*	65	3,369
MetroPCS Communications, Inc.*	45	731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	505	$2,343

		6,443

Total Telecommunication Services		61,780

Utilities (0.7%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	80	2,811
Duke Energy Corp.	225	4,084
Edison International	55	2,013
Entergy Corp.	30	2,016
Exelon Corp.	110	4,536
FirstEnergy Corp.	70	2,596
NextEra Energy, Inc.	70	3,858
Northeast Utilities	30	1,038
Pepco Holdings, Inc.	40	746
Pinnacle West Capital Corp.	20	856
PPL Corp.	80	2,024
Progress Energy, Inc.	50	2,307
Southern Co.	145	5,526

		34,411

Gas Utilities (0.0%)
Nicor, Inc.	10	537
Oneok, Inc.	20	1,338

		1,875

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	110	1,430
Constellation Energy Group, Inc.	35	1,089
NRG Energy, Inc.*	40	862

		3,381

Multi-Utilities (0.3%)
Ameren Corp.	40	1,123
CenterPoint Energy, Inc.	70	1,229
CMS Energy Corp.	45	884
Consolidated Edison, Inc.	50	2,536
Dominion Resources, Inc.	100	4,470
DTE Energy Co.	30	1,469
Integrys Energy Group, Inc.	15	758
NiSource, Inc.	45	863
PG&E Corp.	65	2,872
Public Service Enterprise Group, Inc.	85	2,678
SCANA Corp.	20	787
Sempra Energy	40	2,140
TECO Energy, Inc.	35	657
Wisconsin Energy Corp.	40	1,220
Xcel Energy, Inc.	80	1,911

		25,597

Total Utilities		65,264

Total Common Stocks (20.6%) (Cost $2,014,059)		2,038,947

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(34.7%)
SPDR S&P 500 ETF	9,700	1,285,347
SPDR S&P MidCap 400 ETF	2,200	395,010
Vanguard MSCI EAFE ETF	47,200	1,761,032

Total Investment Companies (34.7%) (Cost $3,514,566)		3,441,389

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (19.7%)
Agency ABS (1.5%)
Federal Home Loan Bank
1.750%, 8/22/12	$20,000	$20,323
1.875%, 6/21/13	40,000	40,764
Federal Home Loan Mortgage Corp.
1.125%, 7/27/12	20,000	20,160
1.375%, 2/25/14	20,000	20,009
Federal National Mortgage Association
0.500%, 10/30/12	30,000	29,916
0.750%, 12/18/13	20,000	19,696

		150,868

U.S. Government Agencies (1.6%)
Federal Home Loan Bank
4.750%, 12/16/16	15,000	16,613
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	30,000	32,194
3.750%, 3/27/19	20,000	20,616
Federal National Mortgage Association
4.375%, 3/15/13	25,000	26,705
4.625%, 10/15/14	25,000	27,506
2.625%, 11/20/14	30,000	30,943

		154,577

U.S. Treasuries (16.6%)
U.S. Treasury Notes
1.000%, 4/30/12	120,000	120,829
0.625%, 6/30/12	100,000	100,258
0.375%, 8/31/12	120,000	119,798
1.375%, 10/15/12	120,000	121,472
0.625%, 1/31/13	100,000	99,820
0.625%, 2/28/13	120,000	119,705
2.375%, 8/31/14	95,000	97,791
2.375%, 10/31/14	115,000	118,207
2.250%, 1/31/15	115,000	117,372
2.500%, 4/30/15	95,000	97,590
2.125%, 2/29/16	100,000	99,688
3.750%, 11/15/18	115,000	120,822
3.625%, 8/15/19	95,000	98,206
3.500%, 5/15/20	115,000	116,555
2.625%, 11/15/20	105,000	97,978

		1,646,091

Total Long-Term Debt Securities (19.7%) (Cost $1,956,184)		1,951,536

Total Investments (75.0%) (Cost $7,484,809)		7,431,872
Other Assets Less Liabilities (25.0%)		2,480,519

Net Assets (100%)		$9,912,391

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	6	June-11	$707,198	$714,188	$6,990
2 Year U.S. Treasury Notes	4	June-11	871,319	872,500	1,181
5 Year U.S. Treasury Notes	2	June-11	231,988	233,578	1,590
Russell 2000 Mini Index	5	June-11	393,185	420,850	27,665

					$37,426

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 6/15/11	JPMorgan Chase Bank	161	$227,847	$224,893	$2,954
European Union Euro vs. U.S. Dollar, expiring 6/15/11	JPMorgan Chase Bank	73	103,310	101,499	1,811

					$4,765

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
European Union Euro vs. U.S. Dollar, expiring 6/15/11	JPMorgan Chase Bank	234	$319,832	$331,157	$(11,325)

					$(6,560)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$213,967	$—	$—	$213,967
Consumer Staples	207,794	—	—	207,794
Energy	270,824	—	—	270,824
Financials	323,664	—	—	323,664
Health Care	221,749	—	—	221,749
Industrials	230,052	—	—	230,052
Information Technology	369,096	—	—	369,096
Materials	74,757	—	—	74,757
Telecommunication Services	61,780	—	—	61,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Utilities	$65,264	$—	$—	$65,264
Forward Currency Contracts	—	4,765	—	4,765
Futures	37,426	—	—	37,426
Government Securities
Agency ABS	—	150,868	—	150,868
U.S. Government Agencies	—	154,577	—	154,577
U.S. Treasuries	—	1,646,091	—	1,646,091
Investment Companies
Exchange Traded Funds (ETFs)	3,441,389	—	—	3,441,389

Total Assets	$5,517,762	$1,956,301	$—	$7,474,063

Liabilities:
Forward Currency Contracts	$—	$(11,325)	$—	$(11,325)

Total Liabilities	$—	$(11,325)	$—	$(11,325)

Total	$5,517,762	$1,944,976	$—	$7,462,738

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,998,516
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,449,988

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,365
Aggregate gross unrealized depreciation	(87,302)

Net unrealized depreciation	$(52,937)

Federal income tax cost of investments	$7,484,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.2%)
Abacus Property Group (REIT)	44,028	$107,020
Adelaide Brighton Ltd.	85,750	285,600
AGL Energy Ltd.	81,518	1,206,593
Alumina Ltd.	438,610	1,116,044
Amcor Ltd.	217,174	1,585,915
AMP Ltd.	508,101	2,853,760
Ansell Ltd.	24,338	340,353
APA Group	81,909	356,682
APN News & Media Ltd.	71,797	115,479
Aquarius Platinum Ltd.	69,659	388,359
Aquila Resources Ltd.*	28,134	271,798
Ardent Leisure Group (REIT)	54,681	80,880
Aristocrat Leisure Ltd.	76,199	256,153
Asciano Ltd.	518,442	933,076
ASX Ltd.	31,505	1,121,651
Atlas Iron Ltd.*	126,606	488,462
Aurora Oil and Gas Ltd.*	71,208	219,489
Ausdrill Ltd.	34,987	137,517
Austar United Communications Ltd.*	99,200	134,929
Australand Property Group (REIT)	42,261	133,761
Australia & New Zealand Banking Group Ltd.	466,418	11,486,883
Australian Infrastructure Fund	109,095	216,093
AWE Ltd.*	94,781	170,094
Bank of Queensland Ltd.	39,583	406,151
Beach Energy Ltd.	191,431	192,066
Bendigo and Adelaide Bank Ltd.	62,989	620,905
BHP Billiton Ltd.	595,197	28,664,292
Billabong International Ltd.	36,750	286,993
BlueScope Steel Ltd.	321,094	655,944
Boral Ltd.	126,964	656,626
Bow Energy Ltd.*	54,800	56,966
Bradken Ltd.	23,774	193,036
Brambles Ltd.	252,653	1,850,228
Bunnings Warehouse Property Trust (REIT)	70,349	124,793
Cabcharge Australia Ltd.	19,658	112,240
Caltex Australia Ltd.	24,201	390,504
Carnarvon Petroleum Ltd.*	113,100	39,775
carsales.com.au Ltd.	17,963	96,245
CFS Retail Property Trust (REIT)	422,387	803,889
Challenger Ltd.	83,866	427,662
Charter Hall Group (REIT)	43,357	109,873
Charter Hall Office REIT (REIT)	73,946	253,169
Charter Hall Retail REIT (REIT)	47,564	153,497
Coalspur Mines Ltd.*	62,448	138,229
Coca-Cola Amatil Ltd.	92,823	1,127,175
Cochlear Ltd.	10,070	864,416
Commonwealth Bank of Australia	278,577	15,098,857
Commonwealth Property Office Fund (REIT)	410,707	365,341
Computershare Ltd.	84,821	812,422
ConnectEast Group	698,779	328,866
Crane Group Ltd.	13,619	143,967
Crown Ltd.	85,127	717,617
CSL Ltd.	97,619	3,607,737
CSR Ltd.	91,424	310,171
Cudeco Ltd.(b)*†	23,421	74,857
Dart Energy Ltd.*	81,689	73,511
David Jones Ltd.	88,657	435,586
Dexus Property Group (REIT)	870,468	765,313
Discovery Metals Ltd.*	67,280	87,685
Downer EDI Ltd.	58,655	$229,939
DUET Group	145,961	252,883
DuluxGroup Ltd.	63,638	178,383
Eastern Star Gas Ltd.*	138,225	107,945
Emeco Holdings Ltd.	108,049	135,789
Energy Resources of Australia Ltd.	10,720	88,151
Energy World Corp., Ltd.*	143,600	72,038
Envestra Ltd.	125,400	77,824
Equinox Minerals Ltd.*	63,326	368,117
Extract Resources Ltd.*	16,714	136,576
Fairfax Media Ltd.	364,072	485,785
FKP Property Group	125,112	109,998
Fleetwood Corp., Ltd.	8,275	103,652
Flight Centre Ltd.	9,969	229,739
Fortescue Metals Group Ltd.	222,588	1,475,799
Foster’s Group Ltd.	342,200	2,024,620
Gindalbie Metals Ltd.*	105,162	123,459
Gloucester Coal Ltd.*	8,816	100,307
Goodman Fielder Ltd.	234,721	298,624
Goodman Group (REIT)	1,242,317	880,219
GPT Group (REIT)	307,812	999,730
GrainCorp Ltd.	35,172	276,853
GUD Holdings Ltd.	11,692	115,857
Gunns Ltd.*	142,900	91,641
GWA Group Ltd.	52,737	180,556
Harvey Norman Holdings Ltd.	101,218	314,084
Hastie Group Ltd.(b)†	35,400	33,870
Hastings Diversified Utilities Fund	70,984	117,476
Hills Holdings Ltd.	34,777	55,036
Iluka Resources Ltd.	74,615	1,026,468
Incitec Pivot Ltd.	288,496	1,292,097
Independence Group NL	24,189	164,881
Infigen Energy	134,800	51,589
ING Office Fund (REIT)	509,419	326,689
Insurance Australia Group Ltd.	372,617	1,383,645
Intrepid Mines Ltd.*	73,500	155,851
Invocare Ltd.	17,965	131,561
IOOF Holdings Ltd.	32,434	243,224
Iress Market Technology Ltd.	17,649	170,686
JB Hi-Fi Ltd.	19,206	399,897
Kagara Ltd.*	93,100	59,223
Karoon Gas Australia Ltd.*	30,106	222,963
Kingsgate Consolidated Ltd.	21,752	195,518
Leighton Holdings Ltd.	25,746	785,330
Lend Lease Group	91,620	859,538
Linc Energy Ltd.	52,737	159,282
Lynas Corp., Ltd.*	286,212	666,098
MacArthur Coal Ltd.	25,746	308,912
Macmahon Holdings Ltd.	103,900	60,720
Macquarie Atlas Roads Group*	70,136	138,924
Macquarie Group Ltd.	62,001	2,347,185
MAp Group	256,400	806,230
Medusa Mining Ltd.	26,161	189,417
Mermaid Marine Australia Ltd.	36,092	119,835
Metcash Ltd.	135,995	585,172
Mincor Resources NL	32,903	46,796
Mineral Resources Ltd.	19,310	249,267
Mirabela Nickel Ltd.*	81,493	165,213
Mirvac Group (REIT)	614,364	791,157
Monadelphous Group Ltd.	14,269	315,846
Mount Gibson Iron Ltd.*	113,572	233,772
Murchison Metals Ltd.*	57,105	58,771
Myer Holdings Ltd.	102,983	341,931
National Australia Bank Ltd.	389,436	10,412,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Navitas Ltd.	36,391	$161,104
Newcrest Mining Ltd.	135,394	5,576,583
Nufarm Ltd.*	31,663	169,321
OceanaGold Corp.*	22,461	62,031
OneSteel Ltd.	234,825	592,655
Orica Ltd.	63,825	1,740,879
Origin Energy Ltd.	187,592	3,147,260
OZ Minerals Ltd.	573,774	946,606
Pacific Brands Ltd.	164,958	144,178
Paladin Energy Ltd.*	125,510	468,655
PanAust Ltd.*	416,082	337,844
Panoramic Resources Ltd.	32,657	76,678
Perpetual Ltd.	7,639	229,852
Perseus Mining Ltd.*	65,091	208,040
Platinum Asset Management Ltd.	43,010	213,984
Primary Health Care Ltd.	78,587	268,245
Qantas Airways Ltd.*	401,237	904,742
QBE Insurance Group Ltd.	189,168	3,457,417
QR National Ltd.*	292,095	1,012,130
Ramsay Health Care Ltd.	22,875	451,684
Regis Resources Ltd.*	64,883	151,001
Reject Shop Ltd.	4,771	59,909
Resolute Mining Ltd.*	60,351	77,718
Rio Tinto Ltd.	77,295	6,775,770
Riversdale Mining Ltd.*	26,784	457,948
Roc Oil Co., Ltd.*	121,700	49,723
Sandfire Resources NL*	15,755	111,792
Santos Ltd.	157,556	2,534,153
Seek Ltd.	57,824	404,317
Seven Group Holdings Ltd.	17,233	160,246
Sigma Pharmaceuticals Ltd.*	196,200	99,440
SMS Management & Technology Ltd.	12,057	80,688
Sonic Healthcare Ltd.	69,248	858,087
Southern Cross Media Group Ltd.	53,866	92,489
SP AusNet	231,191	210,436
Spark Infrastructure Group§	209,702	242,934
Spotless Group Ltd.	46,511	93,331
St Barbara Ltd.*	57,879	130,510
Stockland Corp., Ltd. (REIT)	428,673	1,645,006
Straits Resources Ltd.*	40,625	34,247
Suncorp Group Ltd.	228,616	2,005,257
Sundance Resources Ltd.*	386,391	185,844
TABCORP Holdings Ltd.	121,358	940,195
Tatts Group Ltd.	225,482	545,752
Telstra Corp., Ltd.	1,973,288	5,755,819
Ten Network Holdings Ltd.	107,031	144,473
Toll Holdings Ltd.	116,531	714,766
Tower Australia Group Ltd.	53,705	219,422
TPG Telecom Ltd.	48,505	83,786
Transfield Services Ltd.	82,116	284,538
Transpacific Industries Group Ltd.*	82,620	95,713
Transurban Group	254,309	1,412,549
UGL Ltd.	29,288	475,314
Virgin Blue Holdings Ltd.*	256,032	83,420
Wesfarmers Ltd.	205,388	6,751,441
West Australian Newspapers Holdings Ltd.	29,691	163,075
Western Areas NL	25,123	175,665
Westfield Group (REIT)	380,894	3,679,752
Westfield Retail Trust (REIT)	505,392	1,369,611
Westpac Banking Corp.	540,048	13,590,705
White Energy Co., Ltd.*	42,979	137,811
Whitehaven Coal Ltd.	38,723	267,955
Woodside Petroleum Ltd.	105,280	5,096,350
Woolworths Ltd.	215,078	$5,979,884
WorleyParsons Ltd.	36,095	1,156,634
Wotif.com Holdings Ltd.	21,230	119,897

		206,059,813

Belgium (0.7%)
Anheuser-Busch InBev N.V.	263,136	14,989,372

Canada (0.0%)
Eldorado Gold Corp.	3,447	55,941

Finland (0.6%)
Nokia Oyj	1,324,903	11,331,633

France (14.5%)
Air Liquide S.A.	99,544	13,227,075
Alstom S.A.	72,834	4,306,869
BNP Paribas S.A.	434,235	31,760,683
Carrefour S.A.	215,591	9,544,931
Cie de Saint-Gobain S.A.	153,405	9,393,007
Credit Agricole S.A.	461,101	7,567,210
Danone S.A.	216,763	14,160,224
France Telecom S.A.	675,229	15,129,135
GDF Suez S.A.	471,555	19,213,273
L’Oreal S.A.	84,333	9,824,275
LVMH Moet Hennessy Louis Vuitton S.A.	91,139	14,427,417
Sanofi-Aventis S.A.	395,897	27,758,702
Schneider Electric S.A.	95,554	16,331,547
Societe Generale S.A.	321,788	20,909,340
Total S.A.	785,611	47,824,718
Unibail-Rodamco S.A. (REIT)	39,684	8,596,309
Vinci S.A.	184,008	11,498,924
Vivendi S.A.	437,449	12,492,047

		293,965,686

Germany (12.2%)
Allianz SE (Registered)	160,034	22,460,022
BASF SE	325,170	28,124,511
Bayer AG (Registered)	292,561	22,654,697
Bayerische Motoren Werke (BMW) AG	113,729	9,469,133
Daimler AG (Registered)*	315,371	22,280,147
Deutsche Bank AG (Registered)	329,475	19,370,673
Deutsche Boerse AG	68,988	5,235,572
Deutsche Telekom AG (Registered)	1,053,999	16,236,817
E.ON AG	707,921	21,620,375
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	59,850	9,414,956
RWE AG	146,286	9,317,841
SAP AG	327,020	20,021,159
Siemens AG (Registered)	305,383	41,855,004

		248,060,907

Ireland (0.8%)
CRH plc	253,951	5,823,171
Experian plc	204,994	2,538,733
James Hardie Industries SE (CDI)*	76,718	484,055
Shire plc	112,380	3,264,871
WPP plc	252,851	3,117,217

		15,228,047

Italy (3.8%)
Assicurazioni Generali S.p.A.	472,683	10,235,864
Enel S.p.A.	2,254,624	14,212,486
ENI S.p.A.	862,123	21,173,806
Intesa Sanpaolo S.p.A.	3,777,924	11,179,306
Telecom Italia S.p.A.	3,671,148	5,644,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
UniCredit S.p.A.	5,915,842	$14,621,576

		77,068,023

Japan (23.0%)
77 Bank Ltd.	54,000	271,363
ABC-Mart, Inc.	3,700	134,558
Accordia Golf Co., Ltd.	93	65,630
Achilles Corp.	48,800	72,748
Acom Co., Ltd.*	6,260	84,064
ADEKA Corp.	13,700	133,574
Advantest Corp.	22,300	401,604
Aeon Co., Ltd.	111,400	1,291,051
Aeon Credit Service Co., Ltd.	14,100	194,091
Aeon Delight Co., Ltd.	3,800	63,501
Aeon Mall Co., Ltd.	14,400	309,190
Aica Kogyo Co., Ltd.	9,600	125,799
Aichi Bank Ltd.	1,100	68,502
Aichi Corp.	16,500	75,577
Aichi Machine Industry Co., Ltd.	17,200	61,621
Aichi Steel Corp.	18,100	109,453
Aida Engineering Ltd.	14,700	66,095
Ain Pharmaciez, Inc.	2,100	73,467
Aiphone Co., Ltd.	7,864	131,697
Air Water, Inc.	28,000	340,995
Aisan Industry Co., Ltd.	7,700	79,055
Aisin Seiki Co., Ltd.	26,600	923,549
Ajinomoto Co., Inc.	99,000	1,031,895
Akebono Brake Industry Co., Ltd.	14,800	75,441
Akita Bank Ltd.	24,000	77,903
Alfresa Holdings Corp.	8,400	322,650
All Nippon Airways Co., Ltd.	426,000	1,270,113
Alpen Co., Ltd.	4,000	68,959
Alpine Electronics, Inc.	6,300	70,665
Alps Electric Co., Ltd.	25,900	248,787
Amada Co., Ltd.	48,000	400,481
Amano Corp.	8,900	85,277
Anritsu Corp.	14,100	107,301
AOC Holdings, Inc.	10,800	72,450
AOKI Holdings, Inc.	4,100	66,789
Aomori Bank Ltd.	25,900	79,400
Aoyama Trading Co., Ltd.	8,200	131,212
Aozora Bank Ltd.	113,000	255,398
Arcs Co., Ltd.	4,600	69,514
Ariake Japan Co., Ltd.	4,300	70,926
Arnest One Corp.	5,900	58,872
As One Corp.	3,400	71,736
Asahi Breweries Ltd.	67,200	1,117,307
Asahi Co., Ltd.	4,900	87,184
Asahi Diamond Industrial Co., Ltd.	7,000	134,311
Asahi Glass Co., Ltd.	173,000	2,175,499
Asahi Holdings, Inc.	4,700	95,605
Asahi Kasei Corp.	196,000	1,321,904
Asahi Organic Chemicals Industry Co., Ltd.	45,030	125,053
Asatsu-DK, Inc.	5,300	141,962
Asics Corp.	30,000	401,058
ASKUL Corp.	3,500	50,283
Astellas Pharma, Inc.	77,500	2,869,680
Autobacs Seven Co., Ltd.	4,100	155,759
Avex Group Holdings, Inc.	6,000	73,143
Awa Bank Ltd.	27,000	163,922
Axell Corp.	4,493	105,114
Bando Chemical Industries Ltd.	17,100	79,559
Bank of Iwate Ltd.	2,200	87,281
Bank of Kyoto Ltd.	57,000	504,352
Bank of Nagoya Ltd.	28,000	$90,214
Bank of Okinawa Ltd.	2,500	101,887
Bank of Saga Ltd.	25,300	71,173
Bank of the Ryukyus Ltd.	6,600	75,379
Bank of Yokohama Ltd.	220,000	1,044,722
Belluna Co., Ltd.	13,000	82,832
Benesse Holdings, Inc.	10,600	433,914
Best Denki Co., Ltd.*	38,501	106,459
Bic Camera, Inc.	200	80,308
BML, Inc.	2,600	73,205
Bridgestone Corp.	109,700	2,298,715
Brother Industries Ltd.	41,400	608,209
Calsonic Kansei Corp.	17,600	69,824
Canon Electronics, Inc.	2,900	79,386
Canon Marketing Japan, Inc.	10,700	132,882
Canon, Inc.	206,400	8,982,544
Capcom Co., Ltd.	6,700	128,072
Casio Computer Co., Ltd.	31,300	247,600
Cawachi Ltd.	3,400	64,992
Cedyna Financial Corp.*	36,500	68,015
Central Glass Co., Ltd.	33,000	132,905
Central Japan Railway Co.	280	2,218,322
Century Tokyo Leasing Corp.	7,500	123,167
Chiba Bank Ltd.	126,000	705,891
Chiba Kogyo Bank Ltd.*	21,050	120,712
Chiyoda Co., Ltd.	5,400	68,360
Chiyoda Corp.	24,000	219,861
Chofu Seisakusho Co., Ltd.	3,200	80,212
Chori Co., Ltd.	95,016	113,087
Chubu Electric Power Co., Inc.	102,100	2,270,798
Chudenko Corp.	5,900	75,044
Chugai Pharmaceutical Co., Ltd.	33,300	573,282
Chugai Ro Co., Ltd.	19,300	85,618
Chugoku Bank Ltd.	27,000	306,420
Chugoku Electric Power Co., Inc.	44,300	819,108
Chugoku Marine Paints Ltd.	9,000	75,415
Chukyo Bank Ltd.	28,000	67,661
Chuo Mitsui Trust Holdings, Inc.	613,630	2,176,255
Circle K Sunkus Co., Ltd.	6,900	105,350
Citizen Holdings Co., Ltd.	35,300	203,278
CKD Corp.	9,000	90,130
Clarion Co., Ltd.*	37,700	62,093
Cleanup Corp.	10,500	70,816
CMK Corp.	12,000	52,513
Coca-Cola Central Japan Co., Ltd.	5,400	73,359
Coca-Cola West Co., Ltd.	11,100	211,511
Cocokara fine, Inc.	3,300	69,547
Colowide Co., Ltd.	12,700	66,264
COMSYS Holdings Corp.	17,500	176,936
Corona Corp.	8,939	89,411
Cosel Co., Ltd.	4,700	72,495
Cosmo Oil Co., Ltd.	94,000	292,691
Cosmos Pharmaceutical Corp.	1,800	74,982
Create SD Holdings Co., Ltd.	3,200	74,249
Credit Saison Co., Ltd.	25,000	402,140
CSK Corp.*	15,000	45,624
Culture Convenience Club Co., Ltd.	17,600	125,684
Dai Nippon Printing Co., Ltd.	99,000	1,205,662
Daibiru Corp.	9,400	81,366
Daicel Chemical Industries Ltd.	44,000	271,363
Dai-Dan Co., Ltd.	23,485	143,711
Daido Metal Co., Ltd.	8,900	72,223
Daido Steel Co., Ltd.	57,000	324,128
Daidoh Ltd.	8,200	79,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Daiei, Inc.*	18,100	$69,415
Daifuku Co., Ltd.	14,100	102,385
Daihatsu Motor Co., Ltd.	34,000	495,408
Daihen Corp.	17,500	73,425
Daiichi Chuo KK*	28,000	55,542
Daiichi Jitsugyo Co., Ltd.	29,761	119,144
Dai-ichi Life Insurance Co., Ltd.	1,321	1,993,093
Daiichi Sankyo Co., Ltd.	117,100	2,260,911
Daiken Corp.	27,300	101,087
Daikin Industries Ltd.	35,300	1,057,133
Daikyo, Inc.*	53,300	82,660
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	62,996
Dainippon Screen Manufacturing Co., Ltd.	36,000	377,398
Dainippon Sumitomo Pharma Co., Ltd.	24,300	226,407
Daio Paper Corp.	14,000	107,382
Daisan Bank Ltd.	28,000	72,373
Daiseki Co., Ltd.	4,900	95,667
Daishi Bank Ltd.	42,000	138,855
Daiso Co., Ltd.	23,600	80,861
Daito Trust Construction Co., Ltd.	14,100	971,303
Daiwa House Industry Co., Ltd.	90,000	1,105,795
Daiwa Industries Ltd.	25,636	134,067
Daiwa Securities Group, Inc.	331,000	1,520,101
Daiwabo Holdings Co., Ltd.	29,000	59,966
DCM Holdings Co., Ltd.	15,000	91,609
DeNA Co., Ltd.	13,013	470,114
Denki Kagaku Kogyo KK	71,000	349,964
Denki Kogyo Co., Ltd.	14,500	78,793
Denso Corp.	71,700	2,379,082
Dentsu, Inc.	30,900	797,575
Descente Ltd.	13,400	60,733
DIC Corp.	129,000	299,315
Disco Corp.	3,400	232,171
Don Quijote Co., Ltd.	5,400	170,673
Doshisha Co., Ltd.	3,000	59,618
Doutor Nichires Holdings Co., Ltd.	5,500	66,452
Dowa Holdings Co., Ltd.	40,000	249,098
Dr Ci:Labo Co., Ltd.	33	122,193
DTS Corp.	10,045	99,629
Duskin Co., Ltd.	9,300	172,404
Dwango Co., Ltd.	100	254,508
Dydo Drinco, Inc.	1,900	73,894
eAccess Ltd.	186	102,190
Eagle Industry Co., Ltd.	6,600	69,904
Earth Chemical Co., Ltd.	2,400	80,298
East Japan Railway Co.	57,600	3,202,693
Ebara Corp.	59,000	314,931
EDION Corp.	11,600	98,596
Ehime Bank Ltd.	26,500	74,868
Eighteenth Bank Ltd.	25,500	70,816
Eisai Co., Ltd.	41,400	1,485,184
Eizo Nanao Corp.	3,000	71,123
Electric Power Development Co., Ltd.	19,900	612,933
Elematec Corp.	8,427	113,164
Elpida Memory, Inc.*	28,300	364,382
EPS Co., Ltd.	100	234,071
Exedy Corp.	3,900	117,122
Ezaki Glico Co., Ltd.	13,000	150,974
F&A Aqua Holdings, Inc.	12,099	104,728
FamilyMart Co., Ltd.	10,900	409,503
Fancl Corp.	6,500	91,038
FANUC Corp.	34,600	$5,237,004
Fast Retailing Co., Ltd.	7,600	951,142
FCC Co., Ltd.	4,700	113,008
FIDEA Holdings Co., Ltd.	28,300	80,974
Foster Electric Co., Ltd.	3,000	68,742
FP Corp.	1,600	84,828
France Bed Holdings Co., Ltd.	53,800	67,913
Fuji Co., Ltd.	3,400	66,381
Fuji Electric Holdings Co., Ltd.	97,000	306,696
Fuji Fire & Marine Insurance Co., Ltd.*	51,000	89,517
Fuji Heavy Industries Ltd.	105,000	676,605
Fuji Kyuko Co., Ltd.	14,100	72,551
Fuji Media Holdings, Inc.	328	458,995
Fuji Oil Co., Ltd.	8,600	112,695
Fuji Seal International, Inc.	3,200	66,631
Fuji Soft, Inc.	4,300	69,116
Fujicco Co., Ltd.	5,900	72,775
Fujifilm Holdings Corp.	74,300	2,300,995
Fujikura Ltd.	51,000	247,704
Fujimi, Inc.	4,600	63,708
Fujimori Kogyo Co., Ltd.	8,047	118,896
Fujita Kanko, Inc.	15,600	59,452
Fujitec Co., Ltd.	14,100	74,755
Fujitsu General Ltd.	11,500	58,343
Fujitsu Ltd.	320,000	1,808,127
Fujiya Co., Ltd.*	36,800	61,053
Fukui Bank Ltd.	28,000	87,184
Fukuoka Financial Group, Inc.	128,000	532,436
Fukuyama Transporting Co., Ltd.	22,000	106,853
Funai Electric Co., Ltd.	2,800	83,414
Furukawa Co., Ltd.	61,000	63,068
Furukawa Electric Co., Ltd.	108,000	436,259
Furukawa-Sky Aluminum Corp.	23,800	69,243
Fuso Pharmaceutical Industries Ltd.	3,469	10,343
Futaba Corp.	5,500	105,729
Futaba Industrial Co., Ltd.	9,500	53,565
Fuyo General Lease Co., Ltd.	3,100	92,389
Geo Corp.	100	112,287
Glory Ltd.	8,900	195,911
GMO Internet, Inc.	14,200	65,554
Godo Steel Ltd.	31,200	78,019
Goldcrest Co., Ltd.	2,880	56,506
Gourmet Navigator, Inc.	10,000	129,118
Gree, Inc.	5,400	90,563
GS Yuasa Corp.	61,000	405,542
Gulliver International Co., Ltd.	1,500	57,706
Gun-Ei Chemical Industry Co., Ltd.	40,615	114,257
Gunma Bank Ltd.	75,000	397,632
Gunze Ltd.	24,000	87,136
H2O Retailing Corp.	19,000	128,601
Hachijuni Bank Ltd.	60,000	345,516
Hakuhodo DY Holdings, Inc.	4,650	245,414
Hamakyorex Co., Ltd.	4,173	120,655
Hamamatsu Photonics KK	12,500	495,161
Hankyu Hanshin Holdings, Inc.	216,000	997,163
Hanwa Co., Ltd.	30,600	135,379
Haseko Corp.*	226,500	174,273
Heiwa Corp.	6,900	106,843
Heiwa Real Estate Co., Ltd.	24,600	56,783
Heiwado Co., Ltd.	6,400	81,019
Hibiya Engineering Ltd.	7,700	75,537
Higashi-Nippon Bank Ltd.	32,900	71,195
Higo Bank Ltd.	26,000	145,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hikari Tsushin, Inc.	4,000	$78,192
Hino Motors Ltd.	41,000	200,613
Hirose Electric Co., Ltd.	5,200	560,135
Hiroshima Bank Ltd.	96,000	416,639
HIS Co., Ltd.	3,400	69,120
Hisaka Works Ltd.	5,400	65,698
Hisamitsu Pharmaceutical Co., Inc.	9,400	379,142
Hitachi Cable Ltd.	27,000	69,464
Hitachi Capital Corp.	7,500	98,191
Hitachi Chemical Co., Ltd.	14,700	298,842
Hitachi Construction Machinery Co., Ltd.	15,400	385,648
Hitachi High-Technologies Corp.	9,800	195,458
Hitachi Koki Co., Ltd.	8,500	81,648
Hitachi Kokusai Electric, Inc.	7,500	59,419
Hitachi Ltd.	771,000	4,013,501
Hitachi Medical Corp.	12,834	154,909
Hitachi Metals Ltd.	22,000	277,182
Hitachi Tool Engineering Ltd.	6,400	69,863
Hitachi Transport System Ltd.	5,600	78,500
Hitachi Zosen Corp.	136,500	191,999
Hodogaya Chemical Co., Ltd.	16,300	57,025
Hogy Medical Co., Ltd.	1,800	77,038
Hokkaido Electric Power Co., Inc.	29,900	579,811
Hokkaido Gas Co., Ltd.	42,101	130,079
Hokkoku Bank Ltd.	36,000	121,616
Hokuetsu Bank Ltd.	36,100	82,460
Hokuetsu Kishu Paper Co., Ltd.	21,000	112,852
Hokuhoku Financial Group, Inc.	227,000	442,101
Hokuriku Electric Power Co.	32,700	740,644
Hokuto Corp.	3,600	81,106
Honda Motor Co., Ltd.	279,800	10,511,842
Honeys Co., Ltd.	6,000	63,765
Horiba Ltd.	5,500	161,006
Hoshizaki Electric Co., Ltd.	6,600	120,289
Hosiden Corp.	8,300	84,317
House Foods Corp.	13,200	215,821
Hoya Corp.	75,600	1,725,040
Hulic Co., Ltd.	8,800	76,490
Hyakugo Bank Ltd.	28,000	125,896
Hyakujushi Bank Ltd.	37,000	139,228
Ibiden Co., Ltd.	19,800	625,326
IBJ Leasing Co., Ltd.	4,300	103,390
Ichibanya Co., Ltd.	2,500	71,231
Ichiyoshi Securities Co., Ltd.	9,400	63,849
Icom, Inc.	2,600	76,550
Idec Corp.	7,600	77,023
Idemitsu Kosan Co., Ltd.	4,000	468,382
IHI Corp.	220,000	536,908
Iida Home Max	6,500	59,858
Iino Kaiun Kaisha Ltd.	15,800	86,047
Inaba Denki Sangyo Co., Ltd.	3,700	104,977
Inabata & Co., Ltd.	11,600	71,123
Inageya Co., Ltd.	6,500	68,767
INES Corp.	9,000	63,080
INPEX Corp.	388	2,943,352
Internet Initiative Japan, Inc.	39	117,075
Invoice, Inc.*	3,504	62,767
Iseki & Co., Ltd.*	34,000	78,072
Isetan Mitsukoshi Holdings Ltd.	63,300	569,989
Ishihara Sangyo Kaisha Ltd.*	68,800	82,712
Isuzu Motors Ltd.	187,000	739,637
IT Holdings Corp.	10,600	110,868
Ito En Ltd.	9,000	156,780
ITOCHU Corp.	222,700	$2,331,951
ITOCHU ENEX Co., Ltd.	13,100	74,965
ITOCHU Techno-Solutions Corp.	4,700	152,165
ITOCHU-SHOKUHIN Co., Ltd.	2,100	71,018
Itoham Foods, Inc.	20,000	71,652
Iwatani Corp.	34,600	115,638
Iyo Bank Ltd.	34,000	283,265
Izumi Co., Ltd.	8,800	125,367
Izumiya Co., Ltd.	30,107	133,922
J. Front Retailing Co., Ltd.	75,000	311,974
Jaccs Co., Ltd.	21,700	58,176
Jafco Co., Ltd.	4,400	113,200
Japan Airport Terminal Co., Ltd.	10,100	127,373
Japan Aviation Electronics Industry Ltd.	8,900	61,844
Japan Bridge Corp.*	50,276	156,546
Japan Digital Laboratory Co., Ltd.	6,400	75,480
Japan Drilling Co., Ltd.	2,000	84,035
Japan Petroleum Exploration Co.	5,700	285,069
Japan Pulp & Paper Co., Ltd.	20,100	75,635
Japan Radio Co., Ltd.	23,400	63,578
Japan Securities Finance Co., Ltd.	13,400	88,603
Japan Steel Works Ltd.	52,000	406,973
Japan Tobacco, Inc.	769	2,778,126
Japan Transcity Corp.	35,108	126,200
Japan Vilene Co., Ltd.	14,000	68,165
Japan Wool Textile Co., Ltd.	11,500	97,055
Jeol Ltd.	33,195	96,576
JFE Holdings, Inc.	80,000	2,340,947
JFE Shoji Holdings, Inc.	22,000	95,480
JGC Corp.	36,000	842,654
J-Oil Mills, Inc.	23,100	64,707
Joshin Denki Co., Ltd.	7,400	71,438
Joyo Bank Ltd.	124,000	487,473
JS Group Corp.	40,400	1,049,098
JSP Corp.	4,800	88,579
JSR Corp.	29,100	583,889
JTEKT Corp.	35,300	459,180
Juki Corp.	59,522	134,529
Juroku Bank Ltd.	41,000	134,564
JVC Kenwood Holdings, Inc.*	19,300	93,739
JX Holdings, Inc.	387,000	2,605,434
kabu.com Securities Co., Ltd.	15,896	54,273
Kadokawa Group Holdings, Inc.	2,900	66,346
Kaga Electronics Co., Ltd.	5,500	64,733
Kagome Co., Ltd.	12,800	226,516
Kagoshima Bank Ltd.	21,000	142,138
Kajima Corp.	162,000	453,787
Kakaku.com, Inc.	24	133,734
Kaken Pharmaceutical Co., Ltd.	14,000	167,300
Kamigumi Co., Ltd.	36,000	307,718
Kanagawa Chuo Kotsu Co., Ltd.	14,700	75,285
Kandenko Co., Ltd.	16,000	90,406
Kaneka Corp.	42,000	292,354
Kanematsu Corp.*	74,800	74,638
Kansai Electric Power Co., Inc.	135,200	2,943,583
Kansai Paint Co., Ltd.	39,000	338,050
Kansai Urban Banking Corp.	45,000	79,526
Kanto Auto Works Ltd.	8,100	56,577
Kanto Denka Kogyo Co., Ltd.	8,800	65,381
Kao Corp.	94,200	2,349,904
Kappa Create Co., Ltd.	2,900	54,667
Kasumi Co., Ltd.	13,000	70,017
Katakura Industries Co., Ltd.	7,200	68,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kato Sangyo Co., Ltd.	4,600	$79,358
Kawasaki Heavy Industries Ltd.	253,000	1,113,224
Kawasaki Kisen Kaisha Ltd.	100,000	369,079
Kayaba Industry Co., Ltd.	20,100	161,660
KDDI Corp.	512	3,169,993
Keihan Electric Railway Co., Ltd.	72,000	302,092
Keihin Corp.	6,600	125,287
Keikyu Corp.	82,000	590,503
Keio Corp.	83,000	495,925
Keisei Electric Railway Co., Ltd.	52,000	298,197
Keiyo Bank Ltd.	27,000	135,032
Keiyo Co., Ltd.	24,198	125,092
Kenedix, Inc.*	400	81,173
Kewpie Corp.	18,400	222,092
KEY Coffee, Inc.	4,000	70,161
Keyence Corp.	7,500	1,919,632
Kikkoman Corp.	29,000	273,335
Kinden Corp.	24,000	218,418
King Jim Co., Ltd.	16,597	127,301
Kinki Sharyo Co., Ltd.	13,400	58,317
Kintetsu Corp.	291,000	934,083
Kintetsu World Express, Inc.	2,800	87,521
Kinugawa Rubber Industrial Co., Ltd.	13,900	68,514
Kirin Holdings Co., Ltd.	149,000	1,957,887
Kisoji Co., Ltd.	3,600	73,013
Kissei Pharmaceutical Co., Ltd.	7,000	131,282
Kitz Corp.	14,600	70,209
Kiyo Holdings, Inc.	126,000	175,715
Koa Corp.	5,800	65,266
Koatsu Gas Kogyo Co., Ltd.	11,700	69,907
Kobayashi Pharmaceutical Co., Ltd.	4,700	217,823
Kobe Steel Ltd.	467,000	1,212,695
Kohnan Shoji Co., Ltd.	5,700	76,544
Koito Manufacturing Co., Ltd.	16,000	256,408
Kokuyo Co., Ltd.	16,500	126,160
Komatsu Ltd.	167,800	5,698,906
Komeri Co., Ltd.	4,300	109,335
Komori Corp.	8,800	81,991
Konami Corp.	14,900	275,860
Konica Minolta Holdings, Inc.	87,000	729,009
Kose Corp.	6,000	149,098
Krosaki Harima Corp.	17,100	69,074
K’s Holdings Corp.	7,200	207,742
Kubota Corp.	143,000	1,347,824
Kumiai Chemical Industry Co., Ltd.	21,700	64,176
Kura Corp.	4,700	68,991
Kurabo Industries Ltd.	39,100	71,450
Kuraray Co., Ltd.	51,000	657,273
Kureha Corp.	22,000	103,414
Kurita Water Industries Ltd.	18,400	543,948
Kuroda Electric Co., Ltd.	5,100	63,459
Kyocera Corp.	27,400	2,776,893
Kyoei Steel Ltd.	4,300	75,888
KYORIN Holdings, Inc.	9,000	153,210
Kyosan Electric Manufacturing Co., Ltd.	15,500	82,364
Kyowa Exeo Corp.	12,700	127,183
Kyowa Hakko Kirin Co., Ltd.	41,000	384,467
Kyudenko Corp.	11,200	71,363
Kyushu Electric Power Co., Inc.	70,700	1,381,191
Lawson, Inc.	11,000	530,296
Leopalace21 Corp.*	36,100	47,306
Life Corp.	4,700	70,573
Lintec Corp.	6,800	193,340
Lion Corp.	39,000	$198,329
M3, Inc.	14	84,996
Mabuchi Motor Co., Ltd.	4,600	218,995
Macnica, Inc.	2,900	71,576
Macromill, Inc.	6,300	79,526
Maeda Corp.	22,900	75,434
Maeda Road Construction Co., Ltd.	10,000	102,549
Makino Milling Machine Co., Ltd.*	16,000	135,802
Makita Corp.	21,000	977,038
Mandom Corp.	3,300	80,497
Mars Engineering Corp.	4,100	69,598
Marubeni Corp.	286,000	2,059,558
Marudai Food Co., Ltd.	21,900	68,981
Maruetsu, Inc.	17,900	65,635
Maruha Nichiro Holdings, Inc.	70,000	102,669
Marui Group Co., Ltd.	43,000	277,603
Maruichi Steel Tube Ltd.	11,400	281,642
Marusan Securities Co., Ltd.	11,800	57,596
Maruwa Co., Ltd.	4,020	130,246
Maruzen Showa Unyu Co., Ltd.	22,000	76,966
Matsuda Sangyo Co., Ltd.	4,000	60,832
Matsui Securities Co., Ltd.	19,200	104,333
Matsumotokiyoshi Holdings Co., Ltd.	5,900	114,837
Matsuya Co., Ltd.*	10,200	55,672
Matsuya Foods Co., Ltd.	4,300	78,163
Max Co., Ltd.	6,000	74,080
Mazda Motor Corp.	253,000	556,612
Medipal Holdings Corp.	29,500	261,024
Megachips Corp.	3,700	66,011
Megane TOP Co., Ltd.	12,257	115,379
Megmilk Snow Brand Co., Ltd.	7,000	107,129
Meidensha Corp.	32,000	142,342
MEIJI Holdings Co., Ltd.	10,600	426,268
Meitec Corp.	4,800	96,023
Meito Sangyo Co., Ltd.	9,069	116,988
Melco Holdings, Inc.	2,100	67,862
Michinoku Bank Ltd.	61,648	117,841
Mie Bank Ltd.	26,100	70,286
Mikuni Coca-Cola Bottling Co., Ltd.	8,000	71,171
Milbon Co., Ltd.	2,800	77,355
Mimasu Semiconductor Industry Co., Ltd.	6,300	67,635
Minato Bank Ltd.	41,600	74,518
Minebea Co., Ltd.	48,000	264,871
Ministop Co., Ltd.	4,200	68,771
Miraca Holdings, Inc.	8,000	306,324
Mirait Holdings Corp.	10,100	81,718
MISUMI Group, Inc.	10,600	263,152
Mitsuba Corp.	8,100	66,413
Mitsubishi Chemical Holdings Corp.	195,500	1,229,220
Mitsubishi Corp.	262,700	7,292,309
Mitsubishi Electric Corp.	335,000	3,954,917
Mitsubishi Estate Co., Ltd.	235,000	3,975,054
Mitsubishi Gas Chemical Co., Inc.	53,000	380,392
Mitsubishi Heavy Industries Ltd.	556,000	2,553,402
Mitsubishi Logistics Corp.	23,000	257,153
Mitsubishi Materials Corp.	214,000	725,511
Mitsubishi Motors Corp.*	670,000	821,592
Mitsubishi Paper Mills Ltd.*	61,000	64,535
Mitsubishi Pencil Co., Ltd.	4,300	68,444
Mitsubishi Research Institute, Inc.	3,100	63,170
Mitsubishi Steel Manufacturing Co., Ltd.	23,400	75,674
Mitsubishi Tanabe Pharma Corp.	28,000	454,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	2,489,400	$11,492,301
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,930	317,944
Mitsuboshi Belting Co., Ltd.	12,100	66,188
Mitsui & Co., Ltd.	285,000	5,108,620
Mitsui Chemicals, Inc.	154,000	544,314
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	306,227
Mitsui Fudosan Co., Ltd.	158,000	2,608,007
Mitsui Home Co., Ltd.	13,400	72,816
Mitsui Matsushima Co., Ltd.	32,100	74,867
Mitsui Mining & Smelting Co., Ltd.	97,000	337,016
Mitsui O.S.K. Lines Ltd.	157,000	904,100
Mitsui Sugar Co., Ltd.	19,300	80,977
Mitsui-Soko Co., Ltd.	17,600	68,555
Mitsumi Electric Co., Ltd.	11,700	155,709
Mitsuuroko Co., Ltd.	11,600	73,494
Miura Co., Ltd.	5,400	161,974
Miyazaki Bank Ltd.	26,800	64,116
Mizuho Financial Group, Inc.	4,036,300	6,696,434
Mizuho Investors Securities Co., Ltd.	77,000	71,279
Mizuho Securities Co., Ltd.	85,000	225,836
Mizuho Trust & Banking Co., Ltd.	302,000	272,301
Mizuno Corp.	15,800	67,242
Mochida Pharmaceutical Co., Ltd.	13,000	153,787
Modec, Inc.	4,000	72,950
Monex Group, Inc.	247	57,608
Mori Seiki Co., Ltd.	17,900	213,690
Morinaga & Co., Ltd.	35,100	81,019
Morinaga Milk Industry Co., Ltd.	29,000	103,547
Morita Holdings Corp.	11,700	76,518
MOS Food Services, Inc.	4,100	75,168
Moshi Moshi Hotline, Inc.	2,800	52,277
MS&AD Insurance Group Holdings, Inc.	97,300	2,215,511
Murata Manufacturing Co., Ltd.	34,500	2,484,431
Musashi Seimitsu Industry Co., Ltd.	3,100	73,717
Musashino Bank Ltd.	5,200	168,541
Nabtesco Corp.	12,000	301,803
Nachi-Fujikoshi Corp.	33,100	187,824
Nagaileben Co., Ltd.	2,800	69,546
Nagase & Co., Ltd.	18,000	214,234
Nagatanien Co., Ltd.	6,900	72,169
Nagoya Railroad Co., Ltd.	112,000	302,957
Nakamuraya Co., Ltd.	13,556	67,470
Namco Bandai Holdings, Inc.	37,200	405,631
Nankai Electric Railway Co., Ltd.	67,000	267,420
Nanto Bank Ltd.	30,000	146,069
NEC Capital Solutions Ltd.	4,700	77,071
NEC Corp.*	416,000	905,218
NEC Fielding Ltd.	5,600	64,698
NEC Mobiling Ltd.	2,500	76,431
NEC Networks & System Integration Corp.	5,600	71,161
NET One Systems Co., Ltd.	77	115,343
Neturen Co., Ltd.	8,500	74,495
NGK Insulators Ltd.	41,000	732,953
NGK Spark Plug Co., Ltd.	30,000	409,714
NHK Spring Co., Ltd.	25,000	247,656
Nichias Corp.	16,400	102,525
Nichicon Corp.	10,300	145,622
Nichiden Corp.	2,500	74,237
Nichiha Corp.	8,800	83,578
Nichii Gakkan Co	8,100	63,686
Nichirei Corp.	40,000	$170,714
Nidec Copal Corp.	4,100	49,439
Nidec Copal Electronics Corp.	8,700	64,011
Nidec Corp.	16,100	1,393,604
Nidec Sankyo Corp.	9,000	63,729
Nidec-Tosok Corp.	6,300	56,199
Nifco, Inc.	6,400	153,268
Nihon Chouzai Co., Ltd.	3,158	106,304
Nihon Dempa Kogyo Co., Ltd.	3,700	58,583
Nihon Kohden Corp.	5,900	128,455
Nihon M&A Center, Inc.	28	150,301
Nihon Nohyaku Co., Ltd.	13,800	63,542
Nihon Parkerizing Co., Ltd.	8,100	111,694
Nihon Unisys Ltd.	8,700	57,107
Nihon Yamamura Glass Co., Ltd.	26,300	74,303
Nikkiso Co., Ltd.	11,100	93,545
Nikon Corp.	57,600	1,187,593
Nintendo Co., Ltd.	18,700	5,051,563
Nippo Corp.	10,000	80,308
Nippon Beet Sugar Manufacturing Co., Ltd.	30,000	67,083
Nippon Carbon Co., Ltd.	22,500	53,829
Nippon Ceramci Co., Ltd.	4,100	83,745
Nippon Chemical Industrial Co., Ltd.	43,153	98,570
Nippon Chemi-Con Corp.	20,000	100,024
Nippon Coke & Engineering Co., Ltd.	35,800	71,445
Nippon Denko Co., Ltd.	13,400	81,031
Nippon Densetsu Kogyo Co., Ltd.	7,500	79,797
Nippon Electric Glass Co., Ltd.	68,000	963,020
Nippon Express Co., Ltd.	126,000	483,217
Nippon Flour Mills Co., Ltd.	21,000	96,189
Nippon Gas Co., Ltd.	5,000	68,165
Nippon Kanzai Co., Ltd.	4,300	74,338
Nippon Kasei Chemical Co., Ltd.	47,727	99,264
Nippon Kayaku Co., Ltd.	24,000	217,552
Nippon Koei Co., Ltd.	23,300	84,315
Nippon Konpo Unyu Soko Co., Ltd.	9,000	100,517
Nippon Light Metal Co., Ltd.	77,600	152,998
Nippon Meat Packers, Inc.	25,000	315,280
Nippon Paint Co., Ltd.	29,000	194,542
Nippon Paper Group, Inc.	16,100	342,981
Nippon Road Co., Ltd.	50,276	165,612
Nippon Sharyo Ltd.	14,000	63,789
Nippon Sheet Glass Co., Ltd.	148,000	427,026
Nippon Shinyaku Co., Ltd.	8,000	102,621
Nippon Shokubai Co., Ltd.	28,000	350,757
Nippon Signal Co., Ltd.	8,900	67,836
Nippon Soda Co., Ltd.	20,100	82,884
Nippon Steel Corp.	896,000	2,865,304
Nippon Steel Trading Co., Ltd.	22,300	67,023
Nippon Suisan Kaisha Ltd.	41,900	116,361
Nippon Synthetic Chemical Industry Co., Ltd.	10,400	64,140
Nippon Telegraph & Telephone Corp.	123,500	5,545,474
Nippon Television Network Corp.	2,740	389,687
Nippon Thompson Co., Ltd.	11,000	87,942
Nippon Valqua Industries Ltd.	22,000	61,890
Nippon Yakin Kogyo Co., Ltd.*	23,000	51,984
Nippon Yusen KK	272,000	1,062,755
Nipro Corp.	6,500	128,625
Nishimatsu Construction Co., Ltd.	53,800	85,376
Nishimatsuya Chain Co., Ltd.	7,500	60,682
Nishi-Nippon City Bank Ltd.	114,000	327,555
Nishi-Nippon Railroad Co., Ltd.	42,000	180,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nissan Chemical Industries Ltd.	25,000	$258,476
Nissan Motor Co., Ltd.	420,800	3,733,474
Nissan Shatai Co., Ltd.	12,000	89,300
Nissen Holdings Co., Ltd.	14,100	88,994
Nissha Printing Co., Ltd.	6,000	129,478
Nisshin Oillio Group Ltd.	15,000	70,870
Nisshin Seifun Group, Inc.	32,500	374,699
Nisshin Steel Co., Ltd.	128,000	275,451
Nisshinbo Holdings, Inc.	22,000	213,441
Nissin Corp.	45,226	121,792
Nissin Electric Co., Ltd.	11,000	91,116
Nissin Foods Holdings Co., Ltd.	12,800	451,185
Nissin Kogyo Co., Ltd.	6,600	113,623
Nitori Holdings Co., Ltd.	6,200	544,867
Nitta Corp.	3,600	64,703
Nittetsu Mining Co., Ltd.	14,300	71,689
Nitto Boseki Co., Ltd.	28,300	66,344
Nitto Denko Corp.	28,100	1,489,793
Nitto Kogyo Corp.	6,000	69,247
Nitto Kohki Co., Ltd.	2,800	71,027
NKSJ Holdings, Inc.	274,000	1,788,675
NOF Corp.	29,300	133,854
Nohmi Bosai Ltd.	11,000	70,750
NOK Corp.	15,700	278,214
Nomura Holdings, Inc.	690,500	3,611,054
Nomura Real Estate Holdings, Inc.	13,600	206,175
Nomura Research Institute Ltd.	18,200	401,722
Noritake Co., Ltd.	19,900	84,691
Noritz Corp.	6,000	106,035
NS Solutions Corp.	3,300	63,278
NS United Kaiun Kaisha Ltd.	28,700	61,071
NSD Co., Ltd.	6,300	62,864
NSK Ltd.	73,000	629,250
NTN Corp.	74,000	354,965
NTT Data Corp.	226	698,541
NTT DoCoMo, Inc.	2,723	4,786,038
NTT Urban Development Corp.	234	196,078
Obayashi Corp.	111,000	493,748
OBIC Business Consultants Ltd.	1,350	82,772
Obic Co., Ltd.	1,100	208,680
Odakyu Electric Railway Co., Ltd.	103,000	868,033
Ogaki Kyoritsu Bank Ltd.	43,000	140,611
Ohara, Inc.	5,000	56,865
Oiles Corp.	3,800	73,003
Oita Bank Ltd.	21,000	71,195
OJI Paper Co., Ltd.	148,000	702,813
Okamoto Industries, Inc.	17,600	64,535
Okamura Corp.	12,200	68,641
Okasan Securities Group, Inc.	28,000	106,372
Oki Electric Industry Co., Ltd.*	117,700	93,390
Okinawa Electric Power Co., Inc.	1,900	86,800
OKUMA Corp.	22,400	183,390
Okumura Corp.	34,000	142,654
Okuwa Co., Ltd.	6,900	71,671
Olympus Corp.	38,200	1,062,693
Omron Corp.	36,000	1,011,878
Ono Pharmaceutical Co., Ltd.	16,800	826,064
Onward Holdings Co., Ltd.	23,000	170,882
Oracle Corp. Japan	5,000	208,283
Organo Corp.	9,300	67,083
Oriental Land Co., Ltd.	8,900	707,249
ORIX Corp.	17,580	1,646,408
Osaka Gas Co., Ltd.	320,000	1,277,230
Osaka Steel Co., Ltd.	4,100	75,760
OSAKA Titanium Technologies Co.	3,600	$248,425
Osaki Electric Co., Ltd.	7,900	72,466
OSG Corp.	14,700	212,070
Otsuka Corp.	2,600	167,228
Otsuka Holdings Co., Ltd.	60,470	1,493,939
Oyo Corp.	8,500	82,977
Pacific Industrial Co., Ltd.	21,136	106,214
Pacific Metals Co., Ltd.	23,000	170,053
Pack Corp.	4,000	68,718
Pal Co., Ltd.	2,000	59,630
Paltac Corp.	4,200	68,418
PanaHome Corp.	11,000	71,279
Panasonic Corp.	386,070	4,910,580
Panasonic Electric Works SUNX Co., Ltd.	11,800	62,561
Paramount Bed Co., Ltd.	2,700	73,911
Parco Co., Ltd.	8,400	83,313
Paris Miki Holdings, Inc.	7,300	74,685
Park24 Co., Ltd.	14,800	143,409
Pasona Group, Inc.	100	85,237
Penta-Ocean Construction Co., Ltd.	41,300	102,778
PGM Holdings KK	100	54,701
Pigeon Corp.	2,200	68,872
Pilot Corp.	100	183,818
Piolax, Inc.	5,506	132,388
Pioneer Corp.*	45,200	188,016
Plenus Co., Ltd.	4,700	71,591
Point, Inc.	2,700	112,960
Press Kogyo Co., Ltd.	15,000	63,657
Promise Co., Ltd.*	16,150	113,194
Renesas Electronics Corp.*	8,900	75,754
Rengo Co., Ltd.	27,000	176,256
Resona Holdings, Inc.	213,700	1,017,374
Resorttrust, Inc.	5,100	69,406
Ricoh Co., Ltd.	96,000	1,126,425
Ricoh Leasing Co., Ltd.	2,500	60,952
Riken Corp.	16,000	66,554
Ringer Hut Co., Ltd.	9,398	115,808
Rinnai Corp.	5,400	358,355
Riso Kagaku Corp.	4,100	71,422
Rohm Co., Ltd.	16,100	1,008,428
Rohto Pharmaceutical Co., Ltd.	15,000	160,676
Roland Corp.	5,600	66,314
Roland DG Corp.	7,069	101,981
Round One Corp.	11,100	52,044
Royal Holdings Co., Ltd.	7,000	68,923
Ryobi Ltd.	18,700	74,863
Ryoden Trading Co., Ltd.	18,234	119,909
Ryohin Keikaku Co., Ltd.	3,600	147,800
Ryosan Co., Ltd.	5,200	125,280
Ryoshoku Ltd.	3,200	67,170
Ryoyo Electro Corp.	6,200	64,176
S.T. Corp.	10,483	115,442
Saibu Gas Co., Ltd.	36,000	89,589
Saizeriya Co., Ltd.	4,200	64,277
Sakai Chemical Industry Co., Ltd.	14,100	68,991
Sakata INX Corp.	14,200	67,091
Sakata Seed Corp.	5,300	77,862
San-A Co., Ltd.	1,800	70,221
San-Ai Oil Co., Ltd.	14,178	75,680
Sanden Corp.	18,200	76,362
Sangetsu Co., Ltd.	5,600	129,868
San-In Godo Bank Ltd.	20,000	149,074
Sankei Building Co., Ltd.	11,600	68,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sanken Electric Co., Ltd.	19,400	$114,282
Sanki Engineering Co., Ltd.	10,400	65,516
Sankyo Co., Ltd.	9,800	502,489
Sankyo-Tateyama Holdings, Inc.*	55,800	90,563
Sankyu, Inc.	40,000	191,392
Sanoh Industrial Co., Ltd.	7,800	64,797
Sanrio Co., Ltd.	8,800	260,466
Santen Pharmaceutical Co., Ltd.	10,400	414,475
Sanwa Holdings Corp.	33,000	111,084
Sanyo Chemical Industries Ltd.	9,400	80,349
Sanyo Shokai Ltd.	18,600	57,021
Sanyo Special Steel Co., Ltd.	16,500	88,074
Sapporo Hokuyo Holdings, Inc.	48,800	234,672
Sapporo Holdings Ltd.	52,000	193,797
Sasebo Heavy Industries Co., Ltd.	35,000	71,532
Sato Corp.	5,400	71,346
Sawai Pharmaceutical Co., Ltd.	2,200	189,901
SBI Holdings, Inc.	3,823	481,207
Secom Co., Ltd.	35,200	1,635,585
Sega Sammy Holdings, Inc.	34,000	591,056
Seikagaku Corp.	6,500	81,270
Seiko Epson Corp.	22,000	352,296
Seiko Holdings Corp.	19,200	65,785
Seino Holdings Co., Ltd.	25,000	188,747
Seiren Co., Ltd.	9,500	65,557
Sekisui Chemical Co., Ltd.	71,000	555,674
Sekisui House Ltd.	108,000	1,012,743
Sekisui Jushi Corp.	7,100	73,407
Sekisui Plastics Co., Ltd.	16,100	63,293
Senko Co., Ltd.	21,000	67,913
Senshu Ikeda Holdings, Inc.	91,700	124,574
Senshukai Co., Ltd.	20,549	122,286
Seven & I Holdings Co., Ltd.	134,300	3,426,119
Sharp Corp.	146,000	1,448,064
Shibusawa Warehouse Co., Ltd.	20,400	67,199
Shibuya Kogyo Co., Ltd.	7,100	73,322
Shiga Bank Ltd.	30,000	157,610
Shikoku Bank Ltd.	24,000	73,575
Shikoku Chemicals Corp.	12,000	73,864
Shikoku Electric Power Co., Inc.	32,400	881,476
Shima Seiki Manufacturing Ltd.	4,600	118,235
Shimachu Co., Ltd.	6,100	131,636
Shimadzu Corp.	39,000	346,490
Shimamura Co., Ltd.	3,300	290,803
Shimano, Inc.	13,200	659,365
Shimizu Bank Ltd.	1,700	75,006
Shimizu Corp.	105,000	467,059
Shimojima Co., Ltd.	5,300	65,692
Shinagawa Refractories Co., Ltd.	23,800	78,685
Shindengen Electric Manufacturing Co., Ltd.	13,600	60,986
Shin-Etsu Chemical Co., Ltd.	57,700	2,868,352
Shin-Etsu Polymer Co., Ltd.	11,000	65,460
Shinko Electric Industries Co., Ltd.	8,500	87,064
Shinko Plantech Co., Ltd.	7,700	89,145
Shin-Kobe Electric Machinery Co., Ltd.	5,800	78,654
Shinmaywa Industries Ltd.	16,600	70,048
Shinsei Bank Ltd.	161,000	189,685
Shionogi & Co., Ltd.	48,600	829,086
Ship Healthcare Holdings, Inc.	5,500	69,229
Shiroki Corp.	18,800	62,154
Shiseido Co., Ltd.	55,600	962,539
Shizuoka Bank Ltd.	99,000	818,851
Shizuoka Gas Co., Ltd.	27,513	$171,336
Sho-Bond Holdings Co., Ltd.	3,400	90,702
Shochiku Co., Ltd.	19,000	137,281
Shoei Co., Ltd.	7,800	70,517
Showa Corp.	9,500	70,239
Showa Denko KK	227,000	455,747
Showa Sangyo Co., Ltd.	24,500	71,279
Showa Shell Sekiyu KK	30,300	316,187
Siix Corp.	9,798	135,462
Sinfonia Technology Co., Ltd.	19,800	59,986
Sintokogio Ltd.	7,500	78,444
Sky Perfect JSAT Holdings, Inc.	241	85,182
SMC Corp.	10,300	1,695,203
SMK Corp.	12,200	56,615
Softbank Corp.	141,200	5,635,778
Sohgo Security Services Co., Ltd.	12,200	132,736
Sojitz Corp.	213,100	425,278
So-net Entertainment Corp.	40	142,101
Sony Corp.	187,000	5,989,036
Sony Financial Holdings, Inc.	29,800	591,128
Sotetsu Holdings, Inc.	50,000	138,855
Square Enix Holdings Co., Ltd.	10,400	180,543
SRI Sports Ltd.	100	106,516
St. Marc Holdings Co., Ltd.	1,700	62,130
Stanley Electric Co., Ltd.	21,700	358,710
Star Micronics Co., Ltd.	6,600	73,157
Stella Chemifa Corp.	1,500	59,059
Sugi Holdings Co., Ltd.	5,000	115,953
Sumco Corp.*	21,300	429,431
Sumikin Bussan Corp.	29,000	68,682
Sumisho Computer Systems Corp.	4,100	57,226
Sumitomo Bakelite Co., Ltd.	31,000	190,442
Sumitomo Chemical Co., Ltd.	249,000	1,242,306
Sumitomo Corp.	181,500	2,594,416
Sumitomo Electric Industries Ltd.	119,900	1,659,112
Sumitomo Forestry Co., Ltd.	25,100	228,127
Sumitomo Heavy Industries Ltd.	89,000	580,993
Sumitomo Light Metal Industries Ltd.*	57,900	67,520
Sumitomo Metal Industries Ltd.	619,000	1,384,155
Sumitomo Metal Mining Co., Ltd.	100,000	1,720,365
Sumitomo Mitsui Construction Co., Ltd.*	113,683	147,605
Sumitomo Mitsui Financial Group, Inc.	247,500	7,694,578
Sumitomo Osaka Cement Co., Ltd.	65,000	188,327
Sumitomo Precision Products Co., Ltd.	23,646	164,595
Sumitomo Real Estate Sales Co., Ltd.	1,430	57,076
Sumitomo Realty & Development Co., Ltd.	81,000	1,620,390
Sumitomo Rubber Industries Ltd.	23,600	241,164
Sumitomo Seika Chemicals Co., Ltd.	16,000	82,905
Sumitomo Warehouse Co., Ltd.	24,000	115,989
Sundrug Co., Ltd.	6,000	170,738
Suruga Bank Ltd.	34,000	301,659
Suzuken Co., Ltd.	13,100	345,533
Suzuki Motor Corp.	69,100	1,544,324
SWCC Showa Holdings Co., Ltd.*	60,300	75,393
Sysmex Corp.	11,200	396,134
Systena Corp.	100	105,434
T Hasegawa Co., Ltd.	4,300	69,737
T&D Holdings, Inc.	59,650	1,470,095
T.RAD Co., Ltd.	17,200	73,614
Tachi-S Co., Ltd.	4,400	76,754
Tact Home Co., Ltd.	104	94,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tadano Ltd.	14,300	$91,288
Taihei Dengyo Kaisha Ltd.	8,600	72,580
Taihei Kogyo Co., Ltd.	14,800	72,594
Taiheiyo Cement Corp.	145,000	244,049
Taiho Kogyo Co., Ltd.	11,482	102,010
Taikisha Ltd.	5,600	106,304
Taisei Corp.	177,000	436,223
Taisho Pharmaceutical Co., Ltd.	27,000	584,275
Taiyo Holdings Co., Ltd.	2,500	76,942
Taiyo Nippon Sanso Corp.	45,000	374,910
Taiyo Yuden Co., Ltd.	15,000	201,070
Takamatsu Construction Group Co., Ltd.	5,300	85,636
Takaoka Electric Manufacturing Co., Ltd.	12,500	55,452
Takara Holdings, Inc.	30,000	148,233
Takara Leben Co., Ltd.	10,571	62,018
Takara Standard Co., Ltd.	14,000	112,599
Takasago International Corp.	12,100	66,333
Takasago Thermal Engineering Co., Ltd.	10,300	91,261
Takashimaya Co., Ltd.	43,000	274,501
Takata Corp.	5,100	145,924
Takeda Pharmaceutical Co., Ltd.	129,400	6,035,970
Takiron Co., Ltd.	33,846	141,601
Takuma Co., Ltd.*	36,596	124,949
Tamron Co., Ltd.	3,400	76,069
TDK Corp.	18,600	1,099,050
Tecmo Koei Holdings Co., Ltd.	9,400	76,280
Teijin Ltd.	132,000	590,334
Teikoku Piston Ring Co., Ltd.	6,700	61,780
Temp Holdings Co., Ltd.	7,800	70,048
Tenma Corp.	6,500	71,892
Terumo Corp.	25,500	1,344,283
T-Gaia Corp.	100	164,583
THK Co., Ltd.	21,000	528,156
TKC Corp.	3,400	69,202
Toa Corp.	59,700	119,142
Toagosei Co., Ltd.	34,000	175,355
Tobu Railway Co., Ltd.	136,000	555,903
TOC Co., Ltd.	16,300	64,471
Tocalo Co., Ltd.	3,700	66,500
Tochigi Bank Ltd.	16,000	70,786
Toda Corp.	40,000	158,211
Toda Kogyo Corp.	6,800	60,495
Toei Co., Ltd.	14,700	69,806
Toenec Corp.	12,700	75,272
Toho Bank Ltd.	27,100	73,305
Toho Co., Ltd.	20,600	295,453
Toho Gas Co., Ltd.	82,000	422,914
Toho Holdings Co., Ltd.	9,700	105,769
Toho Real Estate Co., Ltd.	10,100	63,140
Toho Titanium Co., Ltd.	5,400	138,019
Toho Zinc Co., Ltd.	19,100	89,094
Tohoku Electric Power Co., Inc.	82,900	1,400,271
Tokai Carbon Co., Ltd.	32,000	159,269
Tokai Corp.(b)†	30,551	121,205
Tokai Rika Co., Ltd.	7,500	127,855
Tokai Rubber Industries Ltd.	5,200	63,703
Tokai Tokyo Financial Holdings, Inc.	37,000	126,328
Token Corp.	1,900	83,716
Tokio Marine Holdings, Inc.	124,600	3,331,455
Tokushu Tokai Paper Co., Ltd.	31,000	67,829
Tokuyama Corp.	53,000	282,905
Tokyo Broadcasting System Holdings, Inc.	17,000	$199,880
Tokyo Dome Corp.*	25,800	51,488
Tokyo Electric Power Co., Inc.	241,800	1,354,638
Tokyo Electron Ltd.	26,000	1,433,157
Tokyo Energy & Systems, Inc.	19,690	129,483
Tokyo Gas Co., Ltd.	402,000	1,836,499
Tokyo Ohka Kogyo Co., Ltd.	6,100	125,696
Tokyo Rope Manufacturing Co., Ltd.	22,700	85,418
Tokyo Seimitsu Co., Ltd.	6,300	112,700
Tokyo Steel Manufacturing Co., Ltd.	18,700	218,294
Tokyo Style Co., Ltd.	12,000	86,704
Tokyo Tatemono Co., Ltd.	66,000	246,766
Tokyo Tomin Bank Ltd.	6,200	80,500
Tokyotokeiba Co., Ltd.	46,900	60,894
Tokyu Community Corp.	2,500	71,171
Tokyu Construction Co., Ltd.	23,700	70,376
Tokyu Corp.	179,000	742,426
Tokyu Land Corp.	64,000	278,528
Tokyu Livable, Inc.	6,000	52,585
Tomoku Co., Ltd.	41,930	133,079
TOMONY Holdings, Inc.	25,200	93,008
Tomy Co., Ltd.	9,500	71,952
TonenGeneral Sekiyu KK	51,000	629,683
Topcon Corp.	11,700	61,890
Toppan Forms Co., Ltd.	7,000	60,844
Toppan Printing Co., Ltd.	92,000	725,559
Topre Corp.	9,400	75,263
Topy Industries Ltd.	26,600	69,714
Toray Industries, Inc.	281,000	2,043,821
Torii Pharmaceutical Co., Ltd.	3,300	65,738
Torishima Pump Manufacturing Co., Ltd.	3,900	57,905
Toshiba Corp.	650,000	3,180,452
Toshiba Machine Co., Ltd.	20,000	108,199
Toshiba Plant Systems & Services Corp.	6,000	67,877
Toshiba TEC Corp.	20,000	88,964
Tosoh Corp.	85,000	305,542
Totetsu Kogyo Co., Ltd.	17,034	159,323
TOTO Ltd.	48,000	386,054
Touei Housing Corp.	4,200	46,151
Towa Bank Ltd.	119,044	147,410
Towa Pharmaceutical Co., Ltd.	1,700	85,940
Toyo Corp.	11,891	109,932
Toyo Electric Manufacturing Co., Ltd.	19,286	91,584
Toyo Engineering Corp.	21,100	81,173
Toyo Ink Manufacturing Co., Ltd.	30,000	153,282
Toyo Kohan Co., Ltd.	11,900	65,952
Toyo Seikan Kaisha Ltd.	24,100	395,196
Toyo Suisan Kaisha Ltd.	15,000	325,679
Toyo Tanso Co., Ltd.	1,600	86,655
Toyo Tire & Rubber Co., Ltd.	28,700	70,387
Toyobo Co., Ltd.	121,000	174,561
Toyoda Gosei Co., Ltd.	9,300	193,759
Toyota Auto Body Co., Ltd.	5,900	99,019
Toyota Boshoku Corp.	11,300	162,612
Toyota Industries Corp.	29,600	895,331
Toyota Motor Corp.	422,300	17,007,754
Toyota Tsusho Corp.	35,900	592,147
Transcosmos, Inc.	7,300	65,558
Trend Micro, Inc.	14,100	375,469
Trusco Nakayama Corp.	4,300	77,077
TS Tech Co., Ltd.	6,300	110,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tsubakimoto Chain Co.	17,000	$87,269
Tsugami Corp.	9,900	69,031
Tsukishima Kikai Co., Ltd.	9,700	92,709
Tsukuba Bank Ltd.*	35,347	107,511
Tsumura & Co.	9,200	288,675
Tsuruha Holdings, Inc.	2,400	108,920
Tsutsumi Jewelry Co., Ltd.	2,800	70,858
TV Asahi Corp.	80	124,934
Tv Tokyo Holdings Corp.	4,700	62,267
Ube Industries Ltd.	141,000	449,207
Ulvac, Inc.	6,200	146,391
Unicharm Corp.	18,500	672,788
Unihair Co., Ltd.*	5,400	63,037
Union Tool Co.	2,500	59,269
Unipres Corp.	4,100	81,921
United Arrows Ltd.	4,700	61,589
Unitika Ltd.*	77,800	62,667
UNY Co., Ltd.	26,100	242,236
Ushio, Inc.	19,600	383,376
USS Co., Ltd.	4,310	335,245
Valor Co., Ltd.	8,300	82,521
Vantec Corp.	100	279,635
Vital KSK Holdings, Inc.	8,400	68,266
Wacoal Holdings Corp.	20,000	251,984
Wacom Co., Ltd.	66	80,695
WATAMI Co., Ltd.	3,700	58,805
Weathernews, Inc.	5,990	131,423
West Japan Railway Co.	302	1,165,448
Xebio Co., Ltd.	3,800	69,120
Yachiyo Bank Ltd.	2,700	91,861
Yahagi Construction Co., Ltd.	20,590	115,352
Yahoo! Japan Corp.	2,309	826,110
Yakult Honsha Co., Ltd.	19,200	490,733
Yamada Denki Co., Ltd.	14,340	967,148
Yamagata Bank Ltd.	19,000	94,794
Yamaguchi Financial Group, Inc.	31,000	286,968
Yamaha Corp.	26,300	298,159
Yamaha Motor Co., Ltd.*	49,000	855,350
Yamanashi Chuo Bank Ltd.	20,000	97,139
Yamatake Corp.	9,000	220,510
Yamato Holdings Co., Ltd.	66,400	1,029,767
Yamato Kogyo Co., Ltd.	7,700	256,420
Yamazaki Baking Co., Ltd.	26,000	302,885
Yamazen Corp.	13,600	79,298
Yaoko Co., Ltd.	2,400	74,701
Yaskawa Electric Corp.	36,000	426,737
Yodogawa Steel Works Ltd.	26,000	120,654
Yokogawa Bridge Holdings Corp.	11,100	81,535
Yokogawa Electric Corp.*	32,500	247,716
Yokohama Reito Co., Ltd.	10,500	71,321
Yokohama Rubber Co., Ltd.	38,000	184,107
Yomeishu Seizo Co., Ltd.	13,027	123,254
Yorozu Corp.	4,000	80,452
Yoshinoya Holdings Co., Ltd.	85	102,188
Yuasa Trading Co., Ltd.*	105,682	133,405
Yurtec Corp.	17,900	108,244
Yusen Logistics Co., Ltd.	4,900	76,640
Yushin Precision Equipment Co., Ltd.	3,600	65,698
Zenrin Co., Ltd.	6,500	69,157
Zensho Co., Ltd.	12,100	120,011
Zeon Corp.	32,000	295,071
ZERIA Pharmaceutical Co., Ltd.	5,900	$70,647

		466,741,445

Luxembourg (0.6%)
ArcelorMittal S.A.	326,808	11,821,962

Mauritius (0.0%)
Essar Energy plc*	78,539	596,070

Mexico (0.1%)
Fresnillo plc	43,227	1,069,990

Netherlands (4.5%)
ING Groep N.V. (CVA)*	1,366,261	17,292,783
Koninklijke Philips Electronics N.V.*	348,859	11,151,259
Royal Dutch Shell plc, Class A	727,023	26,404,812
Royal Dutch Shell plc, Class B	556,055	20,159,730
Unilever N.V. (CVA)	549,376	17,225,987

		92,234,571

New Zealand (0.0%)
Fletcher Building Ltd.	40,787	286,035
Telecom Corp. of New Zealand Ltd.	104,022	159,241

		445,276

Papua New Guinea (0.1%)
Oil Search Ltd.	191,720	1,411,936

Singapore (0.0%)
OM Holdings Ltd.	48,494	70,223
Singapore Telecommunications Ltd.	54,827	130,434

		200,657

Spain (5.5%)
Banco Bilbao Vizcaya Argentaria S.A.	1,591,166	19,305,059
Banco Santander S.A.	3,026,089	35,131,993
Iberdrola S.A.	1,314,706	11,432,603
Repsol YPF S.A.	293,392	10,051,848
Telefonica S.A.	1,407,991	35,248,826

		111,170,329

Switzerland (0.6%)
Wolseley plc*	56,720	1,909,885
Xstrata plc	446,738	10,441,694

		12,351,579

United Kingdom (21.2%)
3i Group plc	193,602	928,313
Admiral Group plc	40,427	1,007,815
Aggreko plc	55,001	1,390,546
AMEC plc	66,609	1,274,770
Anglo American plc	266,404	13,705,605
Antofagasta plc	79,229	1,729,820
ARM Holdings plc	263,163	2,427,455
Associated British Foods plc	79,562	1,266,123
AstraZeneca plc	284,231	13,054,231
Autonomy Corp. plc*	48,226	1,229,316
Aviva plc	563,644	3,913,368
BAE Systems plc	684,620	3,568,271
Barclays plc	2,447,207	10,896,084
BG Group plc	689,827	17,163,683
BHP Billiton plc	452,421	17,854,035
BP plc	3,862,375	28,129,940
British American Tobacco plc	408,835	16,409,445
British Land Co. plc (REIT)	177,761	1,575,532
British Sky Broadcasting Group plc	264,129	3,495,655
BT Group plc, Class A	1,553,681	4,625,922
Burberry Group plc	86,915	1,636,897
Cairn Energy plc*	280,765	2,081,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Capita Group plc	123,195	$1,468,387
Capital Shopping Centres Group plc (REIT)	138,957	853,764
Carnival plc	42,703	1,679,722
Centrica plc	1,035,120	5,401,735
Compass Group plc	377,614	3,395,332
Diageo plc	506,048	9,619,856
Eurasian Natural Resources Corp.	77,618	1,166,081
G4S plc	282,926	1,159,184
GKN plc	311,367	1,003,485
GlaxoSmithKline plc	1,074,582	20,505,130
Hammerson plc (REIT)	142,162	1,019,183
Hargreaves Lansdown plc	48,883	478,350
Henderson Group plc	74,853	209,820
HSBC Holdings plc	3,605,374	37,073,780
ICAP plc	133,383	1,129,777
IMI plc	64,307	1,062,561
Imperial Tobacco Group plc	204,268	6,314,523
Inmarsat plc	91,755	889,048
Intercontinental Hotels Group plc	57,488	1,178,600
International Consolidated Airlines Group S.A.*	379,880	1,383,346
International Power plc	305,133	1,507,643
Intertek Group plc	31,888	1,040,487
Invensys plc	162,058	897,428
Investec plc	107,924	827,050
ITV plc*	789,836	980,067
J Sainsbury plc	374,859	2,016,322
John Wood Group plc	80,196	820,146
Johnson Matthey plc	43,132	1,286,978
Kazakhmys plc	43,015	961,925
Kingfisher plc	470,615	1,856,448
Land Securities Group plc (REIT)	153,475	1,805,911
Legal & General Group plc	1,177,662	2,176,365
Lloyds Banking Group plc*	8,069,473	7,519,779
Lonmin plc	40,625	1,109,856
Man Group plc	376,865	1,486,630
Marks & Spencer Group plc	318,747	1,721,661
National Grid plc	695,601	6,628,346
Next plc	37,077	1,177,683
Old Mutual plc	1,090,312	2,378,747
Pearson plc	161,639	2,854,907
Petrofac Ltd.	52,011	1,242,363
Prudential plc	507,052	5,746,761
Randgold Resources Ltd.*	18,265	1,455,659
Reckitt Benckiser Group plc	145,634	7,480,706
Reed Elsevier plc	243,583	2,110,082
Resolution Ltd.	290,818	1,380,463
Rexam plc	175,865	1,025,234
Rio Tinto plc	312,853	21,977,272
Rolls-Royce Group plc*	376,063	3,734,305
Royal Bank of Scotland Group plc*	3,493,978	2,286,296
RSA Insurance Group plc	701,103	1,478,993
SABMiller plc	236,498	8,375,036
Sage Group plc	262,918	1,172,951
Schroders plc	34,059	948,506
Schroders plc (Non-Voting)	12,113	273,792
Scottish & Southern Energy plc	187,168	3,786,214
Serco Group plc	98,243	879,416
Severn Trent plc	47,322	1,109,103
Smith & Nephew plc	178,348	2,011,324
Smiths Group plc	77,905	1,620,928
Standard Chartered plc	468,604	12,155,547
Standard Life plc	458,672	1,521,638
Tesco plc	1,597,701	$9,765,152
TUI Travel plc	112,312	408,988
Tullow Oil plc	177,759	4,129,131
Unilever plc	263,230	8,023,198
United Utilities Group plc	135,622	1,286,896
Vedanta Resources plc	26,621	1,015,962
Vodafone Group plc	10,635,637	30,113,881
Weir Group plc	42,191	1,171,589
Whitbread plc	35,303	934,446
WM Morrison Supermarkets plc	533,749	2,363,223

		430,395,237

United States (0.1%)
Alacer Gold Corp.*	18,194	165,042
Boart Longyear Ltd.	81,701	395,495
News Corp., Class B	83,670	1,545,677
ResMed, Inc.*	124,321	374,201
Sims Metal Management Ltd.	28,653	518,948

		2,999,363

Total Common Stocks (98.5%) (Cost $1,882,851,164)		1,998,197,837

	Number of Warrants	Value (Note 1)
WARRANT:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11* (Cost $—)	121,900	155

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $15,457,810)	$15,457,810	$15,457,810

Total Investments (99.3%)
(Cost $1,898,308,974)		2,013,655,802
Other Assets Less Liabilities (0.7%)		13,258,096

Net Assets (100%)		$2,026,913,898

*	Non-income producing.

†	Securities (totaling $229,932 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $242,934 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	8.6%
Consumer Staples	8.7
Energy	10.2
Financials	24.3
Health Care	6.2
Industrials	11.5
Information Technology	5.1
Materials	11.2
Telecommunication Services	6.6
Utilities	6.1
Cash and Other	1.5

100.0%

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	110	June-11	$4,250,890	$4,433,568	$182,678
FTSE 100 Index	62	June-11	5,754,994	5,852,747	97,753
SPI 200 Index	17	June-11	2,069,716	2,138,648	68,932
TOPIX Index	47	June-11	5,291,097	4,893,244	(397,853)

					$(48,490)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$182,550,641	$—	$182,550,641
Consumer Staples	—	181,388,100	—	181,388,100
Energy	—	206,162,282	—	206,162,282
Financials	—	490,525,887	—	490,525,887
Health Care	—	122,224,030	—	122,224,030
Industrials	—	235,607,062	33,870	235,640,932
Information Technology	—	96,991,459	—	96,991,459
Materials	—	234,196,630	74,857	234,271,487
Telecommunication Services	—	133,217,944	—	133,217,944
Utilities	—	115,103,870	121,205	115,225,075
Futures	349,363	–	—	349,363
Short-Term Investments	—	15,457,810	—	15,457,810
Warrants
Financials	—	155	—	155

Total Assets	$349,363	$2,013,425,870	$229,932	$2,014,005,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(397,853)	$—	$—	$(397,853)

Total Liabilities	$(397,853)	$—	$—	$(397,853)

Total	$(48,490)	$2,013,425,870	$229,932	$2,013,607,312

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Industrials	Investments in Securities-Materials	Investments in Securities-Utilities
Balance as of 12/31/10	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	291	(23,355)	(2,951)
Purchases	33,579	98,212	124,156
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$33,870	$74,857	$121,205

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$291	$(23,355)	$(2,951)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$1,058,116,551
Net Proceeds of Sales and Redemptions:
Stocks	$1,122,387,745

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,517,396
Aggregate gross unrealized depreciation	(92,913,404)

Net unrealized appreciation	$105,603,992

Federal income tax cost of investments	$1,908,051,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.5%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$592,989
Amerigon, Inc.*	25,200	384,804
Cooper Tire & Rubber Co.	42,100	1,084,075
Dana Holding Corp.*	96,100	1,671,179
Dorman Products, Inc.*	8,400	353,556
Drew Industries, Inc.	18,900	422,037
Exide Technologies, Inc.*	45,900	513,162
Fuel Systems Solutions, Inc.*	7,400	223,332
Modine Manufacturing Co.*	32,900	531,006
Shiloh Industries, Inc.	18,900	220,752
Standard Motor Products, Inc.	21,900	302,877
Stoneridge, Inc.*	20,900	305,558
Superior Industries International, Inc.	16,600	425,624
Tenneco, Inc.*	41,200	1,748,940
Tower International, Inc.*	13,700	231,941

		9,011,832

Automobiles (0.0%)
Winnebago Industries, Inc.*	19,800	264,726

Distributors (0.8%)
Audiovox Corp., Class A*	24,200	193,600
Core-Mark Holding Co., Inc.*	6,900	228,045
LKQ Corp.*	550,400	13,264,640
Pool Corp.	32,700	788,397
Weyco Group, Inc.	7,300	178,558

		14,653,240

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	12,150	491,468
Archipelago Learning, Inc.*	22,600	193,230
Bridgepoint Education, Inc.*	9,300	159,030
Cambium Learning Group, Inc.*	42,700	145,180
Capella Education Co.*	11,050	550,180
Coinstar, Inc.*	20,950	962,024
Corinthian Colleges, Inc.*	52,700	232,934
CPI Corp.	8,100	182,331
Grand Canyon Education, Inc.*	19,841	287,695
K12, Inc.*	15,800	532,460
Learning Tree International, Inc.	11,000	96,690
Lincoln Educational Services Corp.	24,000	381,360
Mac-Gray Corp.	11,700	188,721
Matthews International Corp., Class A	18,200	701,610
National American University Holdings, Inc.	22,200	157,398
Pre-Paid Legal Services, Inc.*	3,800	250,800
Princeton Review, Inc.*	21,300	8,134
Regis Corp.	36,810	653,009
Sotheby’s, Inc.	48,200	2,535,320
Steiner Leisure Ltd.*	10,300	476,478
Stewart Enterprises, Inc., Class A	54,300	414,852
Universal Technical Institute, Inc.	13,200	256,740

		9,857,644

Hotels, Restaurants & Leisure (3.7%)
AFC Enterprises, Inc.*	19,000	287,470
Ambassadors Group, Inc.	16,227	177,686
Ameristar Casinos, Inc.	16,200	287,550
Biglari Holdings, Inc.*	870	368,488
BJ’s Restaurants, Inc.*	15,200	597,816
Bob Evans Farms, Inc.	18,700	609,620
Boyd Gaming Corp.*	34,500	$323,265
Bravo Brio Restaurant Group, Inc.*	13,900	245,891
Buffalo Wild Wings, Inc.*	12,800	696,704
California Pizza Kitchen, Inc.*	14,400	243,072
Caribou Coffee Co., Inc.*	18,900	192,213
CEC Entertainment, Inc.	15,400	581,042
Cheesecake Factory, Inc.*	40,500	1,218,645
Chipotle Mexican Grill, Inc.*	30,700	8,361,759
Churchill Downs, Inc.	7,300	302,950
Cracker Barrel Old Country Store, Inc.	15,500	761,670
Denny’s Corp.*	84,812	344,337
DineEquity, Inc.*	11,300	621,274
Domino’s Pizza, Inc.*	28,500	525,255
Einstein Noah Restaurant Group, Inc.	17,100	278,388
Gaylord Entertainment Co.*	331,190	11,485,669
Interval Leisure Group, Inc.*	26,500	433,275
Isle of Capri Casinos, Inc.*	38,300	363,850
Jack in the Box, Inc.*	38,700	877,716
Krispy Kreme Doughnuts, Inc.*	54,300	382,272
Life Time Fitness, Inc.*	200,152	7,467,671
Marcus Corp.	17,900	195,110
Monarch Casino & Resort, Inc.*	17,700	184,080
Morgans Hotel Group Co.*	30,200	295,960
Orient-Express Hotels Ltd., Class A*	1,009,850	12,491,845
P.F. Chang’s China Bistro, Inc.	14,500	669,755
Panera Bread Co., Class A*	94,470	11,997,690
Papa John’s International, Inc.*	12,033	381,085
Peet’s Coffee & Tea, Inc.*	6,600	317,394
Pinnacle Entertainment, Inc.*	39,600	539,352
Red Robin Gourmet Burgers, Inc.*	9,600	258,240
Ruby Tuesday, Inc.*	43,700	572,907
Scientific Games Corp., Class A*	41,600	363,584
Shuffle Master, Inc.*	32,300	344,964
Sonic Corp.*	37,500	339,375
Speedway Motorsports, Inc.	10,300	164,594
Texas Roadhouse, Inc.	39,300	667,707
Vail Resorts, Inc.*	26,100	1,272,636

		69,091,826

Household Durables (1.1%)
American Greetings Corp., Class A	26,400	623,040
Beazer Homes USA, Inc.*	39,800	181,886
Blyth, Inc.	11,400	370,386
Cavco Industries, Inc.*	3,900	176,124
Ethan Allen Interiors, Inc.	14,900	326,310
Furniture Brands International, Inc.*	87,700	399,035
Helen of Troy Ltd.*	19,600	576,240
Hovnanian Enterprises, Inc., Class A*	103,700	366,061
iRobot Corp.*	14,519	477,530
Kid Brands, Inc.*	25,400	186,690
La-Z-Boy, Inc.*	36,000	343,800
Libbey, Inc.*	14,100	232,650
Lifetime Brands, Inc.*	12,300	184,500
M/I Homes, Inc.*	16,000	239,840
Meritage Homes Corp.*	20,100	485,013
Ryland Group, Inc.	24,800	394,320
Sealy Corp.*	62,900	159,766
Standard Pacific Corp.*	77,100	287,583
Tempur-Pedic International, Inc.*	266,470	13,499,370
Universal Electronics, Inc.*	8,600	254,216

		19,764,360

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	108,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Nile, Inc.*	8,700	$469,713
drugstore.com, Inc.*	56,800	218,680
Gaiam, Inc., Class A	1,800	11,880
HSN, Inc.*	26,600	851,998
Nutrisystem, Inc.	19,800	286,902
Orbitz Worldwide, Inc.*	38,700	138,159
Overstock.com, Inc.*	11,900	187,068
PetMed Express, Inc.	11,200	177,632
Shutterfly, Inc.*	17,400	911,064
U.S. Auto Parts Network, Inc.*	26,600	231,420
Vitacost.com, Inc.(b)*†	20,200	86,355

		3,679,771

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	20,500	318,775
Brunswick Corp.	63,700	1,619,891
Callaway Golf Co.	43,800	298,716
Eastman Kodak Co.*	179,600	580,108
JAKKS Pacific, Inc.*	18,700	361,845
Leapfrog Enterprises, Inc.*	38,800	167,616
Marine Products Corp.*	29,900	237,107
Polaris Industries, Inc.	20,900	1,818,718
RC2 Corp.*	11,900	334,390
Smith & Wesson Holding Corp.*	74,800	265,540
Steinway Musical Instruments, Inc.*	10,700	237,647
Sturm Ruger & Co., Inc.	12,800	294,016

		6,534,369

Media (1.8%)
Arbitron, Inc.	17,800	712,534
Ascent Media Corp., Class A*	9,400	459,190
Belo Corp., Class A*	57,600	507,456
Cinemark Holdings, Inc.	36,365	703,663
CKX, Inc.*	101,975	430,334
Crown Media Holdings, Inc., Class A*	193,500	448,920
Dex One Corp.*	32,000	154,880
Entercom Communications Corp., Class A*	19,100	210,482
Entravision Communications Corp., Class A*	70,200	190,242
EW Scripps Co., Class A*	23,100	228,690
Fisher Communications, Inc.*	10,330	321,056
Global Sources Ltd.*	25,400	295,402
Harte-Hanks, Inc.	23,800	283,220
Journal Communications, Inc., Class A*	40,100	240,600
Knology, Inc.*	22,900	295,639
Lamar Advertising Co., Class A*	283,640	10,477,662
LIN TV Corp., Class A*	29,200	173,156
Lions Gate Entertainment Corp.*	43,400	271,250
Live Nation Entertainment, Inc.*	89,225	892,250
Martha Stewart Living Omnimedia, Inc., Class A*	35,100	130,221
McClatchy Co., Class A*	41,900	142,460
Media General, Inc., Class A*	17,300	119,024
National CineMedia, Inc.	615,730	11,495,679
PRIMEDIA, Inc.	46,800	227,916
ReachLocal, Inc.*	12,800	256,000
Rentrak Corp.*	9,100	244,972
Scholastic Corp.	19,500	527,280
Sinclair Broadcast Group, Inc., Class A	32,800	411,312
SuperMedia, Inc.*	8,200	51,168
Valassis Communications, Inc.*	34,500	1,005,330
Value Line, Inc.	6,000	88,800
Warner Music Group Corp.*	39,200	265,384
Westwood One, Inc.*	16,800	$121,800
World Wrestling Entertainment, Inc., Class A	14,200	178,494

		32,562,466

Multiline Retail (0.8%)
99 Cents Only Stores*	31,000	607,600
Bon-Ton Stores, Inc.*	21,000	325,500
Dillard’s, Inc., Class A	31,100	1,247,732
Dollar Tree, Inc.*	186,185	10,336,991
Fred’s, Inc., Class A	25,800	343,656
Gordmans Stores, Inc.*	13,900	246,447
Retail Ventures, Inc.*	23,000	396,750
Saks, Inc.*	91,800	1,038,258
Tuesday Morning Corp.*	41,700	204,330

		14,747,264

Specialty Retail (4.3%)
America’s Car-Mart, Inc.*	7,300	188,194
ANN, Inc.*	39,200	1,141,112
Asbury Automotive Group, Inc.*	26,300	486,287
Ascena Retail Group, Inc.*	39,895	1,292,997
Barnes & Noble, Inc.	24,600	226,074
bebe stores, Inc.	29,600	173,160
Big 5 Sporting Goods Corp.	17,350	206,812
Body Central Corp.*	15,100	350,773
Brown Shoe Co., Inc.	27,000	329,940
Buckle, Inc.	17,100	690,840
Build-A-Bear Workshop, Inc.*	2,900	17,545
Cabela’s, Inc.*	25,500	637,755
CarMax, Inc.*	333,730	10,712,733
Casual Male Retail Group, Inc.*	53,700	263,667
Cato Corp., Class A	17,800	436,100
Charming Shoppes, Inc.*	74,241	316,267
Children’s Place Retail Stores, Inc.*	18,345	914,131
Christopher & Banks Corp.	26,600	172,368
Citi Trends, Inc.*	8,400	187,236
Coldwater Creek, Inc.*	122,927	324,527
Collective Brands, Inc.*	46,800	1,009,944
Destination Maternity Corp.	15,000	346,050
Dick’s Sporting Goods, Inc.*	324,480	12,972,710
DSW, Inc., Class A*	8,600	343,656
Express, Inc.	11,400	222,756
Finish Line, Inc., Class A	32,500	645,125
Genesco, Inc.*	16,400	659,280
Group 1 Automotive, Inc.	16,800	719,040
Haverty Furniture Cos., Inc.	12,400	164,424
hhgregg, Inc.*	26,800	358,852
Hibbett Sports, Inc.*	19,248	689,271
HOT Topic, Inc.	28,800	164,160
Jos. A. Bank Clothiers, Inc.*	17,100	870,048
Kirkland’s, Inc.*	11,100	171,384
Lithia Motors, Inc., Class A	17,900	260,982
Lumber Liquidators Holdings, Inc.*	12,300	307,377
MarineMax, Inc.*	26,200	258,332
Men’s Wearhouse, Inc.	34,900	944,394
Monro Muffler Brake, Inc.	19,950	657,951
New York & Co., Inc.*	62,600	438,826
OfficeMax, Inc.*	58,000	750,520
Pacific Sunwear of California, Inc.*	49,500	178,695
Penske Automotive Group, Inc.*	28,300	566,566
PEP Boys-Manny, Moe & Jack	31,700	402,907
Pier 1 Imports, Inc.*	90,700	920,605
Rent-A-Center, Inc.	44,000	1,536,040
Rue21, Inc.*	9,400	270,720
Sally Beauty Holdings, Inc.*	59,000	826,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Select Comfort Corp.*	34,900	$420,894
Shoe Carnival, Inc.*	9,300	260,865
Sonic Automotive, Inc., Class A	27,100	379,671
Stage Stores, Inc.	26,700	513,174
Stein Mart, Inc.	18,500	187,035
Systemax, Inc.*	10,200	137,904
Talbots, Inc.*	44,895	271,166
Tractor Supply Co.	241,320	14,445,415
Ulta Salon Cosmetics & Fragrance, Inc.*	307,820	14,815,377
Vitamin Shoppe, Inc.*	9,100	307,853
West Marine, Inc.*	16,900	176,267
Wet Seal, Inc., Class A*	43,400	185,752
Winmark Corp.	5,600	258,328
Zumiez, Inc.*	16,356	432,289

		79,517,713

Textiles, Apparel & Luxury Goods (1.4%)
American Apparel, Inc.*	32,700	31,516
Carter’s, Inc.*	40,800	1,168,104
Cherokee, Inc.	10,800	186,408
Columbia Sportswear Co.	8,000	475,360
Crocs, Inc.*	61,700	1,100,728
Deckers Outdoor Corp.*	26,400	2,274,360
G-III Apparel Group Ltd.*	9,900	372,042
Iconix Brand Group, Inc.*	46,000	988,080
Jones Group, Inc.	57,200	786,500
Kenneth Cole Productions, Inc., Class A*	14,600	189,362
K-Swiss, Inc., Class A*	17,700	199,479
Liz Claiborne, Inc.*	63,700	343,343
Maidenform Brands, Inc.*	12,300	351,411
Movado Group, Inc.*	11,400	167,352
Oxford Industries, Inc.	8,000	273,520
Perry Ellis International, Inc.*	10,500	288,960
Quiksilver, Inc.*	97,100	429,182
Skechers U.S.A., Inc., Class A*	21,500	441,610
Steven Madden Ltd.*	17,250	809,542
Timberland Co., Class A*	26,419	1,090,841
True Religion Apparel, Inc.*	13,700	321,539
Under Armour, Inc., Class A*	24,700	1,680,835
Unifi, Inc.*	10,433	177,361
Vera Bradley, Inc.*	200,598	8,467,242
Volcom, Inc.	13,100	242,743
Warnaco Group, Inc.*	29,700	1,698,543
Wolverine World Wide, Inc.	34,600	1,289,888

		25,845,851

Total Consumer Discretionary		285,531,062

Consumer Staples (2.4%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	564,982
Coca-Cola Bottling Co. Consolidated	2,800	187,152
Heckmann Corp.*	53,600	351,080
National Beverage Corp.	12,800	175,744
Primo Water Corp.*	18,800	230,300

		1,509,258

Food & Staples Retailing (0.4%)
Andersons, Inc.	11,800	574,896
Arden Group, Inc., Class A	3,222	245,871
Casey’s General Stores, Inc.	25,550	996,450
Fresh Market, Inc.*	10,063	379,777
Ingles Markets, Inc., Class A	8,500	168,385
Nash Finch Co.	8,600	326,284
Pantry, Inc.*	15,000	222,450
Pricesmart, Inc.	10,800	395,712
Rite Aid Corp.*	356,300	$377,678
Ruddick Corp.	30,000	1,157,700
Spartan Stores, Inc.	10,300	152,337
Susser Holdings Corp.*	15,900	208,131
United Natural Foods, Inc.*	32,800	1,470,096
Village Super Market, Inc., Class A	7,400	215,340
Weis Markets, Inc.	7,400	299,404
Winn-Dixie Stores, Inc.*	33,700	240,618

		7,431,129

Food Products (1.5%)
Alico, Inc.	8,700	232,899
B&G Foods, Inc.	30,200	566,854
Calavo Growers, Inc.	7,600	166,060
Cal-Maine Foods, Inc.	9,100	268,450
Chiquita Brands International, Inc.*	28,100	431,054
Darling International, Inc.*	75,300	1,157,361
Diamond Foods, Inc.	13,900	775,620
Dole Food Co., Inc.*	23,177	315,903
Farmer Bros Co.	6,932	84,016
Fresh Del Monte Produce, Inc.	24,600	642,306
Green Mountain Coffee Roasters, Inc.*	261,425	16,890,669
Hain Celestial Group, Inc.*	27,243	879,404
Harbinger Group, Inc.*	48,400	252,164
Imperial Sugar Co.	11,200	149,408
J&J Snack Foods Corp.	9,000	423,630
John B. Sanfilippo & Son, Inc.*	12,500	146,250
Lancaster Colony Corp.	13,000	787,800
Lifeway Foods, Inc.*	35,800	373,036
Limoneira Co.	7,900	187,230
Pilgrim’s Pride Corp.*	31,100	239,781
Sanderson Farms, Inc.	13,600	624,512
Seneca Foods Corp., Class A*	6,000	179,220
Smart Balance, Inc.*	40,700	186,813
Snyders-Lance, Inc.	16,400	325,540
Tootsie Roll Industries, Inc.	16,057	455,367
TreeHouse Foods, Inc.*	25,000	1,421,750

		28,163,097

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	320,508
Spectrum Brands Holdings, Inc.*	11,600	322,016
WD-40 Co.	10,700	453,038

		1,095,562

Personal Products (0.2%)
Elizabeth Arden, Inc.*	13,200	396,132
Inter Parfums, Inc.	14,300	264,693
Medifast, Inc.*	8,200	161,950
Nu Skin Enterprises, Inc., Class A	31,300	899,875
Nutraceutical International Corp.*	15,200	227,696
Prestige Brands Holdings, Inc.*	22,000	253,000
Revlon, Inc., Class A*	17,700	280,899
Schiff Nutrition International, Inc.	44,700	407,217
Synutra International, Inc.*	34,700	399,050
USANA Health Sciences, Inc.*	5,200	179,452

		3,469,964

Tobacco (0.1%)
Alliance One International, Inc.*	41,900	168,438
Star Scientific, Inc.*	78,400	355,936
Universal Corp.	17,400	757,596
Vector Group Ltd.	29,384	508,049

		1,790,019

Total Consumer Staples		43,459,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (6.7%)
Energy Equipment & Services (3.0%)
Basic Energy Services, Inc.*	19,500	$497,445
Bristow Group, Inc.*	25,801	1,220,387
Cal Dive International, Inc.*	60,200	420,196
CARBO Ceramics, Inc	13,100	1,848,672
Complete Production Services, Inc.*	340,040	10,816,672
Dawson Geophysical Co.*	6,300	276,444
Dril-Quip, Inc.*	119,560	9,448,827
Global Geophysical Services, Inc.*	18,500	267,510
Global Industries Ltd.*	66,800	653,972
Gulf Island Fabrication, Inc.	8,000	257,360
Gulfmark Offshore, Inc., Class A*	14,200	632,042
Helix Energy Solutions Group, Inc.*	66,800	1,148,960
Hercules Offshore, Inc.*	82,500	545,325
Hornbeck Offshore Services, Inc.*	15,200	468,920
ION Geophysical Corp.*	81,200	1,030,428
Key Energy Services, Inc.*	82,700	1,285,985
Lufkin Industries, Inc.	20,600	1,925,482
Matrix Service Co.*	15,100	209,890
Natural Gas Services Group, Inc.*	9,600	170,496
Newpark Resources, Inc.*	56,300	442,518
Oceaneering International, Inc.*	88,240	7,893,068
Oil States International, Inc.*	110,970	8,449,256
OYO Geospace Corp.*	4,000	394,320
Parker Drilling Co.*	77,700	536,907
PHI, Inc. (Non-Voting)*	10,200	225,624
Pioneer Drilling Co.*	38,100	525,780
RPC, Inc.	29,700	752,004
Tesco Corp.*	19,300	423,635
TETRA Technologies, Inc.*	50,400	776,160
Union Drilling, Inc.*	25,700	263,425
Vantage Drilling Co.*	102,100	183,780
Willbros Group, Inc.*	25,200	275,184

		54,266,674

Oil, Gas & Consumable Fuels (3.7%)
Abraxas Petroleum Corp.*	65,200	381,420
Alon USA Energy, Inc.	34,700	475,390
Amyris, Inc.*	7,400	211,196
Apco Oil and Gas International, Inc.	6,291	539,516
Approach Resources, Inc.*	11,600	389,760
ATP Oil & Gas Corp.*	25,300	458,183
Berry Petroleum Co., Class A	35,500	1,790,975
Bill Barrett Corp.*	33,000	1,317,030
BPZ Resources, Inc.*	59,700	317,007
Brigham Exploration Co.*	83,700	3,111,966
Cabot Oil & Gas Corp.	194,540	10,304,784
Callon Petroleum Co.*	39,700	308,469
CAMAC Energy, Inc.*	174,900	262,350
Carrizo Oil & Gas, Inc.*	21,600	797,688
Cheniere Energy, Inc.*	33,500	311,885
Clayton Williams Energy, Inc.*	5,300	560,210
Clean Energy Fuels Corp.*	31,800	520,884
Cloud Peak Energy, Inc.*	19,606	423,294
Contango Oil & Gas Co.*	7,207	455,771
Crosstex Energy, Inc.	42,000	417,900
CVR Energy, Inc.*	21,800	504,888
Delek U.S. Holdings, Inc.	20,200	273,912
Delta Petroleum Corp.*	326,600	297,206
DHT Holdings, Inc.	70,400	338,624
Endeavour International Corp.*	19,100	242,570
Energy Partners Ltd.*	18,500	333,000
Energy XXI Bermuda Ltd.*	51,701	1,763,004
Evolution Petroleum Corp.*	35,500	276,900
FX Energy, Inc.*	51,600	$431,376
Gastar Exploration Ltd.*	49,500	240,570
General Maritime Corp.	52,684	108,002
GeoResources, Inc.*	12,700	397,129
GMX Resources, Inc.*	67,700	417,709
Golar LNG Ltd.	22,100	565,318
Goodrich Petroleum Corp.*	14,800	328,856
Green Plains Renewable Energy, Inc.*	14,500	174,290
Gulfport Energy Corp.*	21,300	769,995
Hallador Energy Co.	16,800	194,880
Harvest Natural Resources, Inc.*	23,900	364,236
Houston American Energy Corp.	14,800	228,068
International Coal Group, Inc.*	83,200	940,160
James River Coal Co.*	19,300	466,481
Knightsbridge Tankers Ltd.	16,700	418,168
Kodiak Oil & Gas Corp.*	125,100	838,170
L&L Energy, Inc.*	18,800	130,096
Magnum Hunter Resources Corp.*	42,400	363,368
McMoRan Exploration Co.*	66,300	1,174,173
Miller Petroleum, Inc.*	42,000	210,000
Nordic American Tanker Shipping Ltd.	31,000	770,040
Northern Oil and Gas, Inc.*	37,400	998,580
Oasis Petroleum, Inc.*	32,600	1,030,812
Overseas Shipholding Group, Inc.	16,300	523,882
Panhandle Oil and Gas, Inc., Class A	5,800	183,570
Patriot Coal Corp.*	54,900	1,418,067
Penn Virginia Corp.	27,500	466,400
Petroleum Development Corp.*	16,200	777,762
PetroQuest Energy, Inc.*	38,600	361,296
Rentech, Inc.*	190,700	238,375
Resolute Energy Corp.*	231,800	4,204,852
REX American Resources Corp.*	13,400	213,864
Rex Energy Corp.*	27,200	316,880
Rosetta Resources, Inc.*	37,100	1,763,734
Scorpio Tankers, Inc.*	17,000	175,440
Ship Finance International Ltd.	27,200	563,856
SM Energy Co.	136,681	10,140,363
Stone Energy Corp.*	32,600	1,087,862
Swift Energy Co.*	29,100	1,241,988
Targa Resources Corp.	11,894	431,039
Teekay Tankers Ltd., Class A	19,500	203,970
TransAtlantic Petroleum Ltd.*	94,100	291,710
Uranium Energy Corp.*	62,700	250,173
USEC, Inc.*	71,800	315,920
VAALCO Energy, Inc.*	27,900	216,504
Venoco, Inc.*	15,900	271,731
W&T Offshore, Inc.	22,700	517,333
Warren Resources, Inc.*	62,500	318,125
Western Refining, Inc.*	50,200	850,890
World Fuel Services Corp.	46,800	1,900,548

		68,192,393

Total Energy		122,459,067

Financials (12.9%)
Capital Markets (3.4%)
Affiliated Managers Group, Inc.*	89,380	9,775,491
American Capital Ltd.*	231,138	2,288,266
Apollo Investment Corp.	136,690	1,648,481
Arlington Asset Investment Corp., Class A	10,000	304,400
Artio Global Investors, Inc.	17,836	288,230
BGC Partners, Inc., Class A	29,440	273,498
BlackRock Kelso Capital Corp.	48,960	495,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Calamos Asset Management, Inc., Class A	14,700	$243,873
Capital Southwest Corp.	2,507	229,466
Cohen & Steers, Inc.	10,866	322,503
Cowen Group, Inc., Class A*	53,870	216,019
Diamond Hill Investment Group, Inc.	1,900	152,000
Duff & Phelps Corp., Class A	17,450	278,851
Epoch Holding Corp.	17,300	272,994
Evercore Partners, Inc., Class A	10,100	346,329
FBR Capital Markets Corp.*	48,000	171,840
Fifth Street Finance Corp.	46,950	626,782
Financial Engines, Inc.*	12,600	347,256
GAMCO Investors, Inc., Class A	4,530	210,011
GFI Group, Inc.	42,981	215,765
Gladstone Capital Corp.	14,300	161,733
Gladstone Investment Corp.	14,040	108,950
Gleacher & Co., Inc.*	89,770	156,200
Golub Capital BDC, Inc.	13,300	209,874
Greenhill & Co., Inc.	102,220	6,725,054
Harris & Harris Group, Inc.*	19,620	105,555
Hercules Technology Growth Capital, Inc.	24,307	267,377
HFF, Inc., Class A*	24,300	365,472
Internet Capital Group, Inc.*	22,000	312,400
INTL FCStone, Inc.*	9,500	241,490
Investment Technology Group, Inc.*	27,900	507,501
JMP Group, Inc.	9,300	80,073
KBW, Inc.	236,291	6,188,461
Knight Capital Group, Inc., Class A*	62,004	830,854
LaBranche & Co., Inc.*	27,310	107,328
Ladenburg Thalmann Financial Services, Inc.*	128,800	148,120
Lazard Ltd., Class A	226,870	9,433,255
Main Street Capital Corp.	19,030	351,103
MCG Capital Corp.	41,570	270,205
Medallion Financial Corp.	15,894	139,708
MF Global Holdings Ltd.*	80,300	664,884
MVC Capital, Inc.	13,400	183,848
NGP Capital Resources Co.	28,200	271,848
Oppenheimer Holdings, Inc., Class A	7,900	264,729
optionsXpress Holdings, Inc.	26,900	492,539
PennantPark Investment Corp.	21,245	253,240
Penson Worldwide, Inc.*	16,500	110,715
Piper Jaffray Cos., Inc.*	11,800	488,874
Prospect Capital Corp.	63,461	774,859
Pzena Investment Management, Inc., Class A	27,600	194,856
Safeguard Scientifics, Inc.*	12,930	263,125
Sanders Morris Harris Group, Inc.	54,200	434,142
Solar Capital Ltd.	9,800	234,024
Stifel Financial Corp.*	163,533	11,740,034
SWS Group, Inc.	59,280	359,830
TICC Capital Corp.	16,910	183,812
TradeStation Group, Inc.*	20,900	146,718
Triangle Capital Corp.	12,200	220,332
Virtus Investment Partners, Inc.*	3,495	205,925
Westwood Holdings Group, Inc.	3,560	143,290

		63,050,357

Commercial Banks (3.2%)
1st Source Corp.	9,550	191,382
1st United Bancorp, Inc.*	23,400	164,268
Alliance Financial Corp./New York	2,610	87,044
American National Bankshares, Inc.	3,880	87,339
Ameris Bancorp*	32,282	327,985
Ames National Corp.	13,560	258,996
Arrow Financial Corp.	6,365	$157,470
BancFirst Corp.	3,400	145,112
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	304,153
Bancorp Rhode Island, Inc.	2,300	71,001
Bancorp, Inc./Delaware*	26,000	239,980
Bank of Marin Bancorp/California	10,090	376,559
Bank of the Ozarks, Inc.	8,280	361,919
Boston Private Financial Holdings, Inc.	43,110	304,788
Bridge Bancorp, Inc.	5,500	123,035
Bryn Mawr Bank Corp.	16,600	341,462
Camden National Corp.	4,850	166,064
Capital City Bank Group, Inc.	27,400	347,432
Cardinal Financial Corp.	18,250	212,795
Cathay General Bancorp	50,401	859,337
Center Financial Corp.*	36,400	267,176
Centerstate Banks, Inc.	49,000	343,000
Chemical Financial Corp.	15,100	300,943
Citizens & Northern Corp.	24,400	410,164
Citizens Republic Bancorp, Inc.*	250,840	223,223
City Holding Co.	10,500	371,280
CNB Financial Corp./Pennsylvania	5,490	79,660
CoBiz Financial, Inc.	56,150	390,243
Columbia Banking System, Inc.	24,900	477,333
Community Bank System, Inc.	20,816	505,204
Community Trust Bancorp, Inc.	10,100	279,467
CVB Financial Corp.	54,800	510,188
Danvers Bancorp, Inc.	13,870	297,095
Eagle Bancorp, Inc.*	29,020	407,731
Enterprise Financial Services Corp.	27,130	381,719
F.N.B. Corp./Pennsylvania	86,700	913,818
Financial Institutions, Inc.	22,200	388,500
First Bancorp, Inc./Maine	5,540	84,485
First Bancorp/North Carolina	15,600	206,856
First Bancorp/Puerto Rico*	3,586	17,930
First Busey Corp.	30,580	155,346
First Commonwealth Financial Corp.	60,100	411,685
First Community Bancshares, Inc./Virginia	29,900	423,982
First Financial Bancorp	36,760	613,524
First Financial Bankshares, Inc.	13,500	693,495
First Financial Corp./Indiana	7,900	262,596
First Interstate Bancsystem, Inc.	12,300	167,280
First Merchants Corp.	18,600	153,822
First Midwest Bancorp, Inc./Illinois	47,300	557,667
First of Long Island Corp.	10,300	285,825
First South Bancorp, Inc./North Carolina	5,180	25,848
FirstMerit Corp.	74,540	1,271,652
German American Bancorp, Inc.	9,600	165,024
Glacier Bancorp, Inc.	45,730	688,236
Great Southern Bancorp, Inc.	7,500	160,875
Green Bankshares, Inc.*	15,100	42,129
Hancock Holding Co.	18,000	591,120
Hanmi Financial Corp.*	141,100	174,964
Heartland Financial USA, Inc.	25,690	436,730
Heritage Financial Corp./Washington*	18,440	261,295
Home Bancorp, Inc.*	5,680	87,018
Home Bancshares, Inc./Arkansas	12,247	278,619
Hudson Valley Holding Corp.	8,800	193,600
IBERIABANK Corp.	143,034	8,600,634
Independent Bank Corp./Massachusetts	13,600	367,336
International Bancshares Corp.	33,400	612,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Bancorp, Inc.*	32,200	$479,458
Lakeland Bancorp, Inc.	34,230	355,307
Lakeland Financial Corp.	10,070	228,388
MainSource Financial Group, Inc.	35,300	353,353
MB Financial, Inc.	31,700	664,432
Merchants Bancshares, Inc.	3,050	80,764
Metro Bancorp, Inc.*	20,050	247,617
Nara Bancorp, Inc.*	20,100	193,362
National Bankshares, Inc./Virginia	5,800	167,620
National Penn Bancshares, Inc.	80,100	619,974
NBT Bancorp, Inc.	22,900	521,891
Northfield Bancorp, Inc./New Jersey.	13,300	183,540
Old National Bancorp/Indiana	55,300	592,816
OmniAmerican Bancorp, Inc.*	24,050	380,952
Oriental Financial Group, Inc.	33,400	419,170
Orrstown Financial Services, Inc.	11,800	330,400
Pacific Continental Corp.	16,800	171,192
PacWest Bancorp	18,400	400,200
Park National Corp.	7,450	497,809
Peapack-Gladstone Financial Corp.	5,545	73,527
Penns Woods Bancorp, Inc.	2,440	94,989
Peoples Bancorp, Inc./Ohio	18,500	222,370
Pinnacle Financial Partners, Inc.*	21,281	351,988
PrivateBancorp, Inc.	34,018	520,135
Prosperity Bancshares, Inc.	32,450	1,387,886
Renasant Corp.	13,400	227,532
Republic Bancorp, Inc./Kentucky, Class A	19,500	379,860
S&T Bancorp, Inc.	14,961	322,709
Sandy Spring Bancorp, Inc.	15,310	282,623
SCBT Financial Corp.	8,200	272,896
Sierra Bancorp	6,500	72,670
Signature Bank/New York*	29,400	1,658,160
Simmons First National Corp., Class A	10,620	287,696
Southside Bancshares, Inc.	8,768	187,635
Southwest Bancorp, Inc./Oklahoma*	24,000	340,560
State Bancorp, Inc./New York	28,600	297,154
StellarOne Corp.	14,440	205,048
Sterling Bancorp/New York	17,000	170,170
Sterling Bancshares, Inc./Texas	65,220	561,544
Suffolk Bancorp	18,400	386,032
Susquehanna Bancshares, Inc.	83,203	777,948
SVB Financial Group*	28,927	1,646,814
SY Bancorp, Inc.	6,300	158,508
Taylor Capital Group, Inc.*	13,900	146,089
Texas Capital Bancshares, Inc.*	22,650	588,673
Tompkins Financial Corp.	6,051	251,419
Tower Bancorp, Inc.	11,330	252,546
TowneBank/Virginia	14,790	231,611
Trico Bancshares	8,850	144,343
Trustmark Corp.	40,480	948,042
UMB Financial Corp.	20,400	762,042
Umpqua Holdings Corp.	72,490	829,286
Union First Market Bankshares Corp.	16,450	185,063
United Bankshares, Inc.	24,280	643,906
United Community Banks, Inc./Georgia*	173,592	411,413
Univest Corp. of Pennsylvania	10,447	185,121
Virginia Commerce Bancorp, Inc.*	27,800	159,572
Washington Banking Co.	9,730	137,193
Washington Trust Bancorp, Inc.	10,300	244,522
Webster Financial Corp.	49,800	1,067,214
WesBanco, Inc.	16,600	343,786
West Bancorp, Inc.	9,900	79,002
West Coast Bancorp/Oregon*	66,400	$230,408
Westamerica Bancorp	19,100	981,167
Western Alliance Bancorp*	44,400	364,968
Whitney Holding Corp./Louisiana	61,700	840,354
Wilshire Bancorp, Inc.*	50,100	245,490
Wintrust Financial Corp.	23,870	877,223

		58,592,146

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	29,170	154,601
Cash America International, Inc.	19,200	884,160
CompuCredit Holdings Corp.*	43,400	285,138
Credit Acceptance Corp.*	5,000	354,800
Dollar Financial Corp.*	22,650	469,988
EZCORP, Inc., Class A*	30,300	951,117
First Cash Financial Services, Inc.*	19,900	768,140
First Marblehead Corp.*	127,370	280,214
Nelnet, Inc., Class A	16,850	367,835
Netspend Holdings, Inc.*	21,566	226,874
World Acceptance Corp.*	10,320	672,864

		5,415,731

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	49,400	265,278
Compass Diversified Holdings	20,050	295,537
Encore Capital Group, Inc.*	8,450	200,181
Life Partners Holdings, Inc.	17,712	142,405
MarketAxess Holdings, Inc.	20,100	486,420
NewStar Financial, Inc.*	17,600	192,192
PHH Corp.*	36,400	792,428
PICO Holdings, Inc.*	14,400	432,864
Portfolio Recovery Associates, Inc.*	10,780	917,701
Primus Guaranty Ltd.*	47,900	243,332

		3,968,338

Insurance (1.2%)
Alterra Capital Holdings Ltd.	67,400	1,505,716
American Equity Investment Life Holding Co.	36,980	485,178
American Safety Insurance Holdings Ltd.*	7,900	169,297
AMERISAFE, Inc.*	11,990	265,099
Amtrust Financial Services, Inc.	14,800	282,236
Argo Group International Holdings Ltd.	19,900	657,496
Baldwin & Lyons, Inc., Class B	6,487	151,925
Citizens, Inc./Texas*	36,500	266,450
CNA Surety Corp.*	10,690	270,029
CNO Financial Group, Inc.*	161,400	1,212,114
Crawford & Co., Class B	60,900	289,884
Delphi Financial Group, Inc., Class A	32,805	1,007,442
Donegal Group, Inc., Class A	11,200	149,744
eHealth, Inc.*	16,600	220,780
EMC Insurance Group, Inc.	11,712	290,809
Employers Holdings, Inc.	30,900	638,394
Enstar Group Ltd.*	4,450	444,466
FBL Financial Group, Inc., Class A	8,200	251,904
First American Financial Corp.	74,700	1,232,550
Flagstone Reinsurance Holdings S.A.	33,774	304,304
FPIC Insurance Group, Inc.*	5,700	216,030
Gerova Financial Group Ltd.(b)*†	10,320	48,762
Global Indemnity plc*	11,550	253,869
Greenlight Capital Reinsurance Ltd., Class A*	16,866	475,790
Hallmark Financial Services*	18,200	152,516
Harleysville Group, Inc.	8,800	291,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hilltop Holdings, Inc.*	24,641	$247,396
Horace Mann Educators Corp.	24,910	418,488
Infinity Property & Casualty Corp.	9,300	553,257
Kansas City Life Insurance Co.	9,090	290,698
Maiden Holdings Ltd.	31,730	237,658
Meadowbrook Insurance Group, Inc.	38,500	398,475
Montpelier Reinsurance Holdings Ltd.	45,200	798,684
National Financial Partners Corp.*	26,165	385,934
National Interstate Corp.	13,380	278,973
National Western Life Insurance Co., Class A	1,430	232,017
Navigators Group, Inc.*	7,600	391,400
Phoenix Cos., Inc.*	69,800	189,856
Platinum Underwriters Holdings Ltd.	28,380	1,080,994
Presidential Life Corp.	42,400	404,072
Primerica, Inc.	15,400	392,854
ProAssurance Corp.*	22,600	1,432,162
RLI Corp.	12,000	691,800
Safety Insurance Group, Inc.	8,350	385,018
SeaBright Holdings, Inc.	13,790	141,347
Selective Insurance Group, Inc.	33,590	581,107
State Auto Financial Corp.	9,100	165,802
Stewart Information Services Corp.	18,800	197,024
Tower Group, Inc.	27,126	651,838
United Fire & Casualty Co.	14,600	295,066
Universal Insurance Holdings, Inc.	44,300	240,106

		22,616,354

Real Estate Investment Trusts (REITs) (3.5%)
Acadia Realty Trust (REIT)	25,986	491,655
Agree Realty Corp. (REIT)	7,178	161,146
Alexander’s, Inc. (REIT)	1,300	529,035
American Assets Trust, Inc. (REIT)	23,296	495,506
American Campus Communities, Inc. (REIT)	44,121	1,455,993
American Capital Agency Corp. (REIT)	90,287	2,630,963
Anworth Mortgage Asset Corp. (REIT)	72,100	511,189
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	313,266
Ashford Hospitality Trust, Inc. (REIT)	28,450	313,519
Associated Estates Realty Corp. (REIT)	28,500	452,580
BioMed Realty Trust, Inc. (REIT)	89,500	1,702,290
Campus Crest Communities, Inc. (REIT)	21,164	250,370
CapLease, Inc. (REIT)	32,770	179,580
Capstead Mortgage Corp. (REIT)	44,010	562,448
CBL & Associates Properties, Inc. (REIT)	94,460	1,645,493
Cedar Shopping Centers, Inc. (REIT)	28,700	173,061
Chatham Lodging Trust (REIT)	15,100	245,375
Chesapeake Lodging Trust (REIT)	16,970	295,448
Cogdell Spencer, Inc. (REIT)	19,070	113,276
Colonial Properties Trust (REIT)	53,100	1,022,175
Colony Financial, Inc. (REIT)	9,234	173,876
Coresite Realty Corp. (REIT)	17,800	281,952
Cousins Properties, Inc. (REIT)	63,102	526,902
CreXus Investment Corp. (REIT)	26,440	301,945
Cypress Sharpridge Investments, Inc. (REIT)	48,900	620,052
DCT Industrial Trust, Inc. (REIT)	172,900	959,595
DiamondRock Hospitality Co. (REIT)	116,408	$1,300,277
DuPont Fabros Technology, Inc. (REIT)	24,330	590,003
Dynex Capital, Inc. (REIT)	27,130	272,928
EastGroup Properties, Inc. (REIT)	16,900	743,093
Education Realty Trust, Inc. (REIT)	36,600	293,898
Entertainment Properties Trust (REIT)	31,778	1,487,846
Equity Lifestyle Properties, Inc. (REIT)	18,800	1,083,820
Equity One, Inc. (REIT)	23,700	444,849
Excel Trust, Inc. (REIT)	14,300	168,597
Extra Space Storage, Inc. (REIT)	62,730	1,299,138
FelCor Lodging Trust, Inc. (REIT)*	64,940	398,082
First Industrial Realty Trust, Inc. (REIT)*	36,300	431,607
First Potomac Realty Trust (REIT)	34,657	545,848
Franklin Street Properties Corp. (REIT)	42,300	595,161
Getty Realty Corp. (REIT)	16,420	375,690
Gladstone Commercial Corp. (REIT)	5,450	99,408
Glimcher Realty Trust (REIT)	57,630	533,077
Government Properties Income Trust (REIT)	18,650	500,939
Hatteras Financial Corp. (REIT)	52,587	1,478,746
Healthcare Realty Trust, Inc. (REIT)	47,400	1,075,980
Hersha Hospitality Trust (REIT)	76,989	457,315
Highwoods Properties, Inc. (REIT)	48,040	1,681,880
Home Properties, Inc. (REIT)	25,240	1,487,898
Hudson Pacific Properties, Inc. (REIT)	13,700	201,390
Inland Real Estate Corp. (REIT)	47,500	453,150
Invesco Mortgage Capital, Inc. (REIT)	51,929	1,134,649
Investors Real Estate Trust (REIT)	46,300	439,850
iStar Financial, Inc. (REIT)*	66,700	612,306
Kilroy Realty Corp. (REIT)	36,400	1,413,412
Kite Realty Group Trust (REIT)	29,430	156,273
LaSalle Hotel Properties (REIT)	48,850	1,318,950
Lexington Realty Trust (REIT)	63,545	594,146
LTC Properties, Inc. (REIT)	15,000	425,100
Medical Properties Trust, Inc. (REIT)	70,618	817,050
MFA Financial, Inc. (REIT)	250,907	2,057,437
Mid-America Apartment Communities, Inc. (REIT)	22,250	1,428,450
Mission West Properties, Inc. (REIT)	18,245	119,870
Monmouth Real Estate Investment Corp. (REIT), Class A	42,560	349,418
MPG Office Trust, Inc. (REIT)*	63,100	234,101
National Health Investors, Inc. (REIT)	17,400	833,808
National Retail Properties, Inc. (REIT)	55,750	1,456,748
Newcastle Investment Corp. (REIT)*	67,000	404,680
NorthStar Realty Finance Corp. (REIT)	42,180	225,663
Omega Healthcare Investors, Inc. (REIT)	68,330	1,526,492
One Liberty Properties, Inc. (REIT)	11,800	177,944
Parkway Properties, Inc./Maryland (REIT)	14,169	240,873
Pebblebrook Hotel Trust (REIT)	22,928	507,855
Pennsylvania Real Estate Investment Trust (REIT)	31,600	450,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PennyMac Mortgage Investment Trust (REIT)	18,600	$342,054
Post Properties, Inc. (REIT)	34,300	1,346,275
Potlatch Corp. (REIT)	26,100	1,049,220
PS Business Parks, Inc. (REIT)	11,400	660,516
RAIT Financial Trust (REIT)	63,100	155,226
Ramco-Gershenson Properties Trust (REIT)	18,200	228,046
Redwood Trust, Inc. (REIT)	51,900	807,045
Resource Capital Corp. (REIT)	20,650	136,084
Retail Opportunity Investments Corp. (REIT)	26,700	292,098
Sabra Healthcare REIT, Inc. (REIT)	16,900	297,609
Saul Centers, Inc. (REIT)	4,450	198,247
Sovran Self Storage, Inc. (REIT)	17,400	688,170
Strategic Hotels & Resorts, Inc. (REIT)*	94,972	612,569
Sun Communities, Inc. (REIT)	10,700	381,455
Sunstone Hotel Investors, Inc. (REIT)*	81,863	834,184
Tanger Factory Outlet Centers (REIT)	56,200	1,474,688
Terreno Realty Corp. (REIT)*	5,560	95,799
Two Harbors Investment Corp. (REIT)	22,200	232,434
Universal Health Realty Income Trust (REIT)	7,050	285,737
Urstadt Biddle Properties, Inc. (REIT), Class A	12,970	246,689
U-Store-It Trust (REIT)	62,550	658,026
Walter Investment Management Corp. (REIT)	14,640	236,143
Washington Real Estate Investment Trust (REIT)	44,800	1,392,832
Winthrop Realty Trust (REIT)	19,700	241,325

		64,227,788

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	13,000	257,270
Consolidated-Tomoka Land Co.	9,300	301,320
Forestar Group, Inc.*	24,000	456,480
Kennedy-Wilson Holdings, Inc.*	17,600	191,136
Tejon Ranch Co.*	7,900	290,246

		1,496,452

Thrifts & Mortgage Finance (1.0%)
Abington Bancorp, Inc.	13,900	169,997
Astoria Financial Corp.	57,300	823,401
Bank Mutual Corp.	31,300	132,399
BankFinancial Corp.	17,900	164,501
BankUnited, Inc.	196,597	5,644,300
Beneficial Mutual Bancorp, Inc.*	20,770	179,037
Berkshire Hills Bancorp, Inc.	9,200	191,820
Brookline Bancorp, Inc.	37,534	395,233
Clifton Savings Bancorp, Inc.	20,500	243,335
Dime Community Bancshares, Inc.	16,700	246,492
Doral Financial Corp.*	159,400	175,340
ESB Financial Corp.	10,100	149,177
ESSA Bancorp, Inc.	13,300	175,560
Farmer Mac, Class C	13,600	259,896
First Financial Holdings, Inc.	31,210	352,985
Flagstar Bancorp, Inc.*	113,800	170,700
Flushing Financial Corp.	19,150	285,335
Fox Chase Bancorp, Inc.	19,900	277,008
Home Federal Bancorp, Inc./Idaho	29,500	347,510
Kearny Financial Corp.	32,607	327,048
Meridian Interstate Bancorp, Inc.*	22,300	$313,315
MGIC Investment Corp.*	139,751	1,242,386
NewAlliance Bancshares, Inc.	71,700	1,064,028
Northwest Bancshares, Inc.	70,770	887,456
OceanFirst Financial Corp.	25,430	354,749
Ocwen Financial Corp.*	47,400	522,348
Oritani Financial Corp.	39,194	496,980
PMI Group, Inc.*	89,564	241,823
Provident Financial Services, Inc.	36,100	534,280
Provident New York Bancorp	18,900	195,048
Radian Group, Inc.	83,766	570,447
Rockville Financial, Inc.	22,599	235,706
Roma Financial Corp.	16,500	182,655
Territorial Bancorp, Inc.	9,900	197,208
TrustCo Bank Corp./New York	50,000	296,500
United Financial Bancorp, Inc.	11,100	183,261
ViewPoint Financial Group	22,130	287,690
Westfield Financial, Inc.	19,840	179,750
WSFS Financial Corp.	3,900	183,690

		18,880,394

Total Financials		238,247,560

Health Care (13.9%)
Biotechnology (4.4%)
Acorda Therapeutics, Inc.*	23,600	547,520
Affymax, Inc.*	11,200	65,744
Alexion Pharmaceuticals, Inc.*	93,240	9,200,923
Alkermes, Inc.*	62,000	802,900
Allos Therapeutics, Inc.*	118,200	374,694
Alnylam Pharmaceuticals, Inc.*	20,900	200,013
AMAG Pharmaceuticals, Inc.*	13,853	231,345
Amarin Corp. plc (ADR)*	499,000	3,642,700
Anacor Pharmaceuticals, Inc.*	37,300	258,116
Anthera Pharmaceuticals, Inc.*	51,978	351,371
Ardea Biosciences, Inc.*	8,100	232,389
Arena Pharmaceuticals, Inc.*	75,100	104,389
ARIAD Pharmaceuticals, Inc.*	88,000	661,760
ArQule, Inc.*	30,200	216,232
Array BioPharma, Inc.*	92,500	283,050
AVEO Pharmaceuticals, Inc.*	26,800	358,852
AVI BioPharma, Inc.*	107,900	201,773
BioCryst Pharmaceuticals, Inc.*	56,500	214,135
BioMimetic Therapeutics, Inc.*	31,000	406,410
Biotime, Inc.*	27,400	204,130
Celera Corp.*	50,800	411,988
Celldex Therapeutics, Inc.*	12,900	51,858
Cepheid, Inc.*	261,261	7,320,533
Chelsea Therapeutics International Ltd.*	38,800	151,320
Clinical Data, Inc.*	11,400	345,420
Codexis, Inc.*	21,866	259,331
Cubist Pharmaceuticals, Inc.*	42,000	1,060,080
Curis, Inc.*	78,400	254,800
Cytokinetics, Inc.*	34,200	50,958
Cytori Therapeutics, Inc.*	28,800	225,504
Dyax Corp.*	129,700	208,817
Dynavax Technologies Corp.*	93,600	258,336
Emergent Biosolutions, Inc.*	10,500	253,680
Enzon Pharmaceuticals, Inc.*	37,800	412,020
Exact Sciences Corp.*	28,700	211,232
Exelixis, Inc.*	78,100	882,530
Genomic Health, Inc.*	10,000	246,000
Geron Corp.*	85,000	429,250
Halozyme Therapeutics, Inc.*	39,500	265,045
Human Genome Sciences, Inc.*	224,630	6,166,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Idenix Pharmaceuticals, Inc.*	47,200	$156,704
Immunogen, Inc.*	44,800	406,336
Immunomedics, Inc.*	58,400	223,088
Incyte Corp.*	311,495	4,937,196
InterMune, Inc.*	149,100	7,036,029
Ironwood Pharmaceuticals, Inc.*	193,770	2,712,780
Isis Pharmaceuticals, Inc.*	59,600	538,784
Keryx Biopharmaceuticals, Inc.*	47,100	235,500
Lexicon Pharmaceuticals, Inc.*	224,300	376,824
Ligand Pharmaceuticals, Inc., Class B*	12,650	126,500
MannKind Corp.*	103,055	376,151
Maxygen, Inc.	18,000	93,600
Medivation, Inc.*	16,800	313,152
Metabolix, Inc.*	35,400	372,054
Micromet, Inc.*	51,700	290,037
Momenta Pharmaceuticals, Inc.*	25,300	401,005
Nabi Biopharmaceuticals*	33,400	194,054
Neurocrine Biosciences, Inc.*	43,100	327,129
Novavax, Inc.*	60,400	156,436
NPS Pharmaceuticals, Inc.*	47,000	449,790
Nymox Pharmaceutical Corp.*	30,400	239,856
Omeros Corp.*	24,200	193,600
Onyx Pharmaceuticals, Inc.*	41,900	1,474,042
Opko Health, Inc.*	73,800	275,274
Orexigen Therapeutics, Inc.*	27,500	77,275
Osiris Therapeutics, Inc.*	32,000	232,320
PDL BioPharma, Inc.	79,300	459,940
Pharmacyclics, Inc.*	28,700	169,043
Pharmasset, Inc.*	57,062	4,491,350
Progenics Pharmaceuticals, Inc.*	33,600	207,648
Rigel Pharmaceuticals, Inc.*	31,600	224,676
Sangamo BioSciences, Inc.*	29,300	244,069
Savient Pharmaceuticals, Inc.*	45,800	485,480
Sciclone Pharmaceuticals, Inc.*	59,900	241,996
Seattle Genetics, Inc.*	65,900	1,026,063
SIGA Technologies, Inc.*	19,900	240,790
Spectrum Pharmaceuticals, Inc.*	37,400	332,486
StemCells, Inc.*	92,700	84,357
Synta Pharmaceuticals Corp.*	47,400	249,324
Targacept, Inc.*	15,200	404,168
Theravance, Inc.*	44,500	1,077,790
United Therapeutics Corp.*	139,470	9,347,279
Vanda Pharmaceuticals, Inc.*	54,300	395,847
Vical, Inc.*	58,300	172,568
Zalicus, Inc.*	96,700	234,014
ZIOPHARM Oncology, Inc.*	54,200	338,750

		80,666,396

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.*	14,700	423,948
ABIOMED, Inc.*	17,100	248,463
Accuray, Inc.*	38,400	346,752
Align Technology, Inc.*	39,300	804,864
Alimera Sciences, Inc.*	20,000	156,000
Alphatec Holdings, Inc.*	124,000	334,800
American Medical Systems Holdings, Inc.*	48,800	1,056,032
Analogic Corp.	8,700	491,985
AngioDynamics, Inc.*	11,400	172,368
ArthroCare Corp.*	17,200	573,448
Atrion Corp.	1,200	209,364
Cantel Medical Corp.	10,300	265,225
Conceptus, Inc.*	19,600	283,220
CONMED Corp.*	18,600	488,808
CryoLife, Inc.*	17,100	104,310
Cyberonics, Inc.*	18,300	582,123
Delcath Systems, Inc.*	21,000	$154,770
DexCom, Inc.*	35,800	555,616
DynaVox, Inc., Class A*	36,500	201,480
Endologix, Inc.*	46,600	315,948
Exactech, Inc.*	21,400	375,570
Greatbatch, Inc.*	15,100	399,546
Haemonetics Corp.*	16,500	1,081,410
HeartWare International, Inc.*	6,100	521,733
ICU Medical, Inc.*	7,600	332,728
Immucor, Inc.*	43,700	864,386
Insulet Corp.*	24,300	501,066
Integra LifeSciences Holdings Corp.*	14,300	678,106
Invacare Corp.	20,100	625,512
IRIS International, Inc.*	10,400	93,808
Kensey Nash Corp.*	5,800	144,478
MAKO Surgical Corp.*	16,200	392,040
Masimo Corp.	33,950	1,123,745
Medical Action Industries, Inc.*	13,200	110,880
MELA Sciences, Inc.*	16,100	56,672
Meridian Bioscience, Inc	26,900	645,331
Merit Medical Systems, Inc.*	17,900	351,198
Natus Medical, Inc.*	18,100	304,080
Neogen Corp.*	14,400	595,872
NuVasive, Inc.*	25,900	655,788
NxStage Medical, Inc.*	402,447	8,845,785
OraSure Technologies, Inc.*	33,600	264,096
Orthofix International N.V.*	8,900	288,894
Orthovita, Inc.*	43,000	91,590
Palomar Medical Technologies, Inc.*.	12,100	179,685
Quidel Corp.*	17,000	203,320
Rochester Medical Corp.*	11,000	126,280
RTI Biologics, Inc.*	36,200	103,532
Sirona Dental Systems, Inc.*	214,250	10,746,780
SonoSite, Inc.*	7,900	263,228
Spectranetics Corp.*	35,600	167,676
STAAR Surgical Co.*	31,400	174,898
Stereotaxis, Inc.*	74,100	286,767
STERIS Corp.	38,700	1,336,698
SurModics, Inc.*	21,900	273,750
Symmetry Medical, Inc.*	23,800	233,240
Syneron Medical Ltd.*	22,700	296,008
Synovis Life Technologies, Inc.*	7,400	141,932
TomoTherapy, Inc.*	62,300	284,711
Unilife Corp.*	31,400	178,038
Vascular Solutions, Inc.*	17,600	192,016
Volcano Corp.*	390,050	9,985,280
West Pharmaceutical Services, Inc	21,900	980,463
Wright Medical Group, Inc.*	23,600	401,436
Young Innovations, Inc	7,000	219,800
Zoll Medical Corp.*	14,100	631,821

		54,521,197

Health Care Providers & Services (4.0%)
Accretive Health, Inc.*	13,900	385,864
Air Methods Corp.*	7,000	470,750
Alliance HealthCare Services, Inc.*	86,800	383,656
Almost Family, Inc.*	4,600	173,144
Amedisys, Inc.*	17,900	626,500
America Service Group, Inc.	10,400	266,656
American Dental Partners, Inc.*	13,800	181,056
AMERIGROUP Corp.*	37,200	2,390,100
AMN Healthcare Services, Inc.*	60,200	521,332
Amsurg Corp.*	17,416	443,063
Assisted Living Concepts, Inc., Class A*	5,680	222,315
Bio-Reference Labs, Inc.*	15,800	354,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
BioScrip, Inc.*	30,700	$144,597
Capital Senior Living Corp.*	30,800	327,096
CardioNet, Inc.*	15,855	75,946
Catalyst Health Solutions, Inc.*	27,300	1,526,889
Centene Corp.*	369,740	12,194,025
Chemed Corp.	14,500	965,845
Chindex International, Inc.*	13,100	210,255
Continucare Corp.*	49,200	263,220
Corvel Corp.*	5,900	313,762
Cross Country Healthcare, Inc.*	53,300	417,339
Emeritus Corp.*	15,191	386,763
Ensign Group, Inc.	7,300	233,089
ExamWorks Group, Inc.*	14,100	313,443
Five Star Quality Care, Inc.*	36,600	297,558
Gentiva Health Services, Inc.*	19,400	543,782
Hanger Orthopedic Group, Inc.*	20,000	520,600
HealthSouth Corp.*	64,900	1,621,202
Healthspring, Inc.*	368,025	13,753,094
Healthways, Inc.*	22,800	350,436
HMS Holdings Corp.*	205,774	16,842,602
IPC The Hospitalist Co., Inc.*	10,800	490,428
Kindred Healthcare, Inc.*	26,100	623,268
Landauer, Inc.	6,233	383,454
LHC Group, Inc.*	9,600	288,000
Magellan Health Services, Inc.*	84,070	4,126,156
MedCath Corp.*	13,300	185,535
Molina Healthcare, Inc.*	10,900	436,000
MWI Veterinary Supply, Inc.*	7,200	580,896
National Healthcare Corp.	5,900	274,291
National Research Corp.	12,000	407,280
Owens & Minor, Inc.#	43,950	1,427,496
PharMerica Corp.*	19,300	220,792
Providence Service Corp.*	13,300	199,234
PSS World Medical, Inc.*	39,700	1,077,855
RehabCare Group, Inc.*	15,800	582,546
Rural/Metro Corp.*	24,600	419,184
Select Medical Holdings Corp.*	21,619	174,249
Skilled Healthcare Group, Inc., Class A*	21,890	314,997
Sun Healthcare Group, Inc.*	16,900	237,783
Sunrise Senior Living, Inc.*	39,400	470,042
Team Health Holdings, Inc.*	12,700	221,996
Triple-S Management Corp., Class B*	11,700	240,786
U.S. Physical Therapy, Inc.	8,500	189,890
Universal American Corp.	23,000	526,930
WellCare Health Plans, Inc.*	28,300	1,187,185

		73,006,804

Health Care Technology (1.0%)
athenahealth, Inc.*	22,450	1,013,169
Computer Programs & Systems, Inc.	6,500	417,820
MedAssets, Inc.*	26,400	403,128
Medidata Solutions, Inc.*	9,300	237,801
Merge Healthcare, Inc.*	37,800	184,464
Omnicell, Inc.*	14,700	224,028
Quality Systems, Inc.	12,100	1,008,414
SXC Health Solutions Corp.*	278,910	15,284,268
Transcend Services, Inc.*	12,400	297,600
Vital Images, Inc.*	8,700	117,537

		19,188,229

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	48,000	250,080
Albany Molecular Research, Inc.*	20,300	86,478
Bruker Corp.*	46,400	967,440
Caliper Life Sciences, Inc.*	46,400	313,664
Cambrex Corp.*	26,300	$144,650
Complete Genomics, Inc.*	31,200	281,736
Dionex Corp.*	11,900	1,404,795
Enzo Biochem, Inc.*	32,500	136,175
eResearchTechnology, Inc.*	27,400	185,498
Kendle International, Inc.*	21,900	234,549
Luminex Corp.*	28,500	534,660
Pacific Biosciences of California, Inc.*	16,500	231,825
PAREXEL International Corp.*	36,777	915,747
Sequenom, Inc.*	64,100	405,753

		6,093,050

Pharmaceuticals (1.2%)
Acura Pharmaceuticals, Inc.*	17,404	54,997
Aegerion Pharmaceuticals, Inc.*	17,900	296,603
Akorn, Inc.*	63,800	368,126
Alexza Pharmaceuticals, Inc.*	62,500	106,250
Auxilium Pharmaceuticals, Inc.*	30,200	648,394
AVANIR Pharmaceuticals, Inc., Class A*	74,100	302,328
Cadence Pharmaceuticals, Inc.*	49,700	457,737
Caraco Pharmaceutical Laboratories Ltd.*	66,500	345,800
Corcept Therapeutics, Inc.*	56,200	238,850
Cornerstone Therapeutics, Inc.*	12,900	85,398
Cumberland Pharmaceuticals, Inc.*	11,300	62,489
Depomed, Inc.*	45,000	451,800
Durect Corp.*	59,736	215,050
Hi-Tech Pharmacal Co., Inc.*	9,000	181,170
Impax Laboratories, Inc.*	40,600	1,033,270
Inspire Pharmaceuticals, Inc.*	38,932	154,171
Jazz Pharmaceuticals, Inc.*	11,500	366,275
Lannett Co., Inc.*	24,100	134,478
MAP Pharmaceuticals, Inc.*	11,500	158,585
Medicines Co.*	31,500	513,135
Medicis Pharmaceutical Corp., Class A	39,400	1,262,376
Nektar Therapeutics*	336,120	3,183,056
Obagi Medical Products, Inc.*	15,000	189,600
Optimer Pharmaceuticals, Inc.*	258,963	3,063,532
Pain Therapeutics, Inc.*	21,400	204,584
Par Pharmaceutical Cos., Inc.*	22,400	696,192
Pozen, Inc.*	50,300	270,111
Questcor Pharmaceuticals, Inc.*	41,400	596,574
Salix Pharmaceuticals Ltd.*	148,350	5,196,700
Santarus, Inc.*	51,800	177,156
Sucampo Pharmaceuticals, Inc., Class A*	21,600	90,720
ViroPharma, Inc.*	51,100	1,016,890
Vivus, Inc.*	53,400	330,546
XenoPort, Inc.*	19,800	117,414

		22,570,357

Total Health Care		256,046,033

Industrials (18.8%)
Aerospace & Defense (1.5%)
AAR Corp.*	24,500	679,140
Aerovironment, Inc.*	11,100	388,167
American Science & Engineering, Inc.	6,082	561,734
Astronics Corp.*	11,500	289,455
Ceradyne, Inc.*	16,600	748,328
Cubic Corp.	12,600	724,500
Curtiss-Wright Corp.	29,400	1,033,116
DigitalGlobe, Inc.*	17,600	493,328
Ducommun, Inc.	8,200	195,980
Esterline Technologies Corp.*	21,300	1,506,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
GenCorp, Inc.*	31,800	$190,164
GeoEye, Inc.*	15,000	623,700
HEICO Corp.	19,375	1,211,325
Herley Industries, Inc.(b)*†	9,300	176,700
Hexcel Corp.*	618,071	12,169,818
Keyw Holding Corp.*	18,200	223,496
Kratos Defense & Security Solutions, Inc.*	18,400	262,016
Ladish Co., Inc.*	10,100	551,965
LMI Aerospace, Inc.*	11,400	230,394
Moog, Inc., Class A*	30,800	1,414,028
National Presto Industries, Inc.	3,578	403,169
Orbital Sciences Corp.*	39,400	745,448
Taser International, Inc.*	101,700	413,919
Teledyne Technologies, Inc.*	25,200	1,303,092
Triumph Group, Inc.	11,300	999,485

		27,538,803

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	35,200	297,440
Atlas Air Worldwide Holdings, Inc.*	166,771	11,627,274
Forward Air Corp.	18,500	566,655
Hub Group, Inc., Class A*	24,700	893,893
Pacer International, Inc.*	80,800	425,008
Park-Ohio Holdings Corp.*	13,400	276,844

		14,087,114

Airlines (0.3%)
AirTran Holdings, Inc.*	91,700	683,165
Alaska Air Group, Inc.*	26,400	1,674,288
Allegiant Travel Co.	10,190	446,424
Hawaiian Holdings, Inc.*	28,300	170,083
JetBlue Airways Corp.*	154,200	966,834
Republic Airways Holdings, Inc.*	22,100	142,103
SkyWest, Inc.	34,100	576,972
U.S. Airways Group, Inc.*	103,400	900,614

		5,560,483

Building Products (0.8%)
A.O. Smith Corp.	23,250	1,030,905
AAON, Inc.	8,700	286,230
Ameresco, Inc., Class A*	18,800	265,832
American Woodmark Corp.	6,900	144,072
Ameron International Corp.	6,000	418,740
Apogee Enterprises, Inc.	14,500	191,255
Builders FirstSource, Inc.*	111,300	316,092
Gibraltar Industries, Inc.*	17,300	206,389
Griffon Corp.*	26,400	346,632
Insteel Industries, Inc.	14,800	209,272
NCI Building Systems, Inc.*	27,880	353,239
Quanex Building Products Corp.	25,200	494,676
Simpson Manufacturing Co., Inc.	316,460	9,322,912
Trex Co., Inc.*	10,900	355,558
Universal Forest Products, Inc.	14,900	546,085

		14,487,889

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	36,000	914,040
ACCO Brands Corp.*	29,400	280,476
American Reprographics Co.*	22,700	234,945
APAC Customer Services, Inc.*	32,200	193,522
Brink’s Co.	30,600	1,013,166
Casella Waste Systems, Inc., Class A*	40,000	286,800
Cenveo, Inc.*	40,000	261,200
Clean Harbors, Inc.*	16,207	1,598,983
CompX International, Inc.	19,200	302,592
Consolidated Graphics, Inc.*	6,700	366,021
Courier Corp.	21,900	305,724
Deluxe Corp.	33,300	$883,782
EnergySolutions, Inc.	50,600	301,576
EnerNOC, Inc.*	12,600	240,786
Ennis, Inc.	13,300	226,499
Fuel Tech, Inc.*	21,300	189,570
G&K Services, Inc., Class A	9,300	309,225
GEO Group, Inc.*	43,560	1,116,878
Healthcare Services Group, Inc.	44,700	785,826
Herman Miller, Inc.	39,300	1,080,357
Higher One Holdings, Inc.*	12,700	183,515
HNI Corp.	29,300	924,708
Innerworkings, Inc.*	20,100	148,338
Interface, Inc., Class A	30,300	560,247
Kimball International, Inc., Class B	20,800	145,600
Knoll, Inc.	386,022	8,091,021
M&F Worldwide Corp.*	6,800	170,816
McGrath RentCorp	15,500	422,685
Metalico, Inc.*	40,900	254,398
Mine Safety Appliances Co.	18,800	689,396
Mobile Mini, Inc.*	22,500	540,450
Multi-Color Corp.	21,500	434,515
Rollins, Inc.	44,100	895,230
Schawk, Inc.	11,000	213,840
Standard Parking Corp.*	21,731	385,942
Standard Register Co.	18,300	60,756
Steelcase, Inc., Class A	47,800	543,964
Sykes Enterprises, Inc.*	24,228	478,988
Team, Inc.*	18,000	472,680
Tetra Tech, Inc.#*	38,900	960,441
U.S. Ecology, Inc.	12,200	212,646
UniFirst Corp.	9,400	498,294
United Stationers, Inc.	17,445	1,239,467
Viad Corp.	9,800	234,612

		29,654,517

Construction & Engineering (0.4%)
Argan, Inc.*	12,000	102,720
Comfort Systems USA, Inc.	18,900	265,923
Dycom Industries, Inc.*	22,700	393,618
EMCOR Group, Inc.*	44,700	1,384,359
Furmanite Corp.*	32,800	262,400
Granite Construction, Inc.	21,800	612,580
Great Lakes Dredge & Dock Corp.	29,600	225,848
Insituform Technologies, Inc., Class A*	25,200	674,100
Layne Christensen Co.*	13,000	448,500
MasTec, Inc.*	34,900	725,920
Michael Baker Corp.*	4,800	139,536
MYR Group, Inc.*	11,500	275,080
Northwest Pipe Co.*	18,000	412,740
Orion Marine Group, Inc.*	17,100	183,654
Pike Electric Corp.*	20,700	197,064
Primoris Services Corp.	21,200	214,968
Sterling Construction Co., Inc.*	30,200	509,776
Tutor Perini Corp.	17,200	418,992

		7,447,778

Electrical Equipment (1.7%)
A123 Systems, Inc.*	46,400	294,640
Acuity Brands, Inc.	29,600	1,731,304
Advanced Battery Technologies, Inc.*	41,200	79,928
American Superconductor Corp.*	35,100	872,937
AMETEK, Inc.	335,740	14,728,914
AZZ, Inc.	7,900	360,240
Belden, Inc.	32,000	1,201,600
Brady Corp., Class A	33,300	1,188,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Broadwind Energy, Inc.*	100,100	$131,131
Capstone Turbine Corp.*	185,700	336,117
Coleman Cable, Inc.*	31,600	279,976
Encore Wire Corp.	12,200	296,948
Ener1, Inc.*	94,476	279,649
EnerSys*	31,300	1,244,175
Franklin Electric Co., Inc.	14,400	665,280
FuelCell Energy, Inc.*	128,500	274,990
Generac Holdings, Inc.*	13,700	277,973
GrafTech International Ltd.*	83,800	1,728,794
Hoku Corp.*	56,600	113,200
II-VI, Inc.*	16,000	796,000
LaBarge, Inc.*	10,800	191,160
LSI Industries, Inc.	52,500	380,100
Polypore International, Inc.*	14,123	813,202
Powell Industries, Inc.*	4,200	165,648
PowerSecure International, Inc.*	19,700	169,420
Preformed Line Products Co.	4,298	297,293
SatCon Technology Corp.*	74,500	287,570
UQM Technologies, Inc.*	49,200	146,616
Vicor Corp.	13,800	227,562
Woodward, Inc.	40,400	1,396,224

		30,957,068

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	10,400	638,768
Seaboard Corp.	200	482,600
Standex International Corp.	6,900	261,441
Tredegar Corp.	19,800	427,284
United Capital Corp.*	5,000	141,500

		1,951,593

Machinery (6.5%)
3D Systems Corp.*	15,400	747,670
Actuant Corp., Class A	482,700	13,998,300
Alamo Group, Inc.	7,500	205,875
Albany International Corp., Class A	16,700	415,830
Altra Holdings, Inc.*	16,800	396,816
American Railcar Industries, Inc.*	14,700	366,912
Ampco-Pittsburgh Corp.	6,300	173,754
Astec Industries, Inc.*	11,400	425,106
Badger Meter, Inc.	9,500	391,495
Barnes Group, Inc.	33,910	708,041
Blount International, Inc.*	30,600	488,988
Briggs & Stratton Corp.	35,000	792,750
Bucyrus International, Inc.	47,650	4,357,592
Cascade Corp.	5,300	236,274
Chart Industries, Inc.*	19,900	1,095,296
CIRCOR International, Inc.	10,900	512,518
CLARCOR, Inc.	36,300	1,630,959
Colfax Corp.*	16,300	374,085
Columbus McKinnon Corp.*	11,300	208,598
Commercial Vehicle Group, Inc.*	16,000	285,440
Douglas Dynamics, Inc.	16,600	236,716
Dynamic Materials Corp.	11,200	313,040
Energy Recovery, Inc.*	63,800	202,884
EnPro Industries, Inc.*	12,800	464,896
ESCO Technologies, Inc.	16,900	644,735
Federal Signal Corp.	41,200	268,212
Flow International Corp.*	70,800	310,812
Force Protection, Inc.*	44,300	217,070
FreightCar America, Inc.*	7,300	237,323
Gorman-Rupp Co.	6,700	263,913
Graham Corp.	11,200	268,128
Greenbrier Cos., Inc.*	13,800	391,644
IDEX Corp.	274,660	11,988,909
John Bean Technologies Corp.	18,400	$353,832
Joy Global, Inc.	144,590	14,286,938
Kadant, Inc.*	11,500	301,185
Kaydon Corp.	22,300	873,937
L.B. Foster Co., Class A	5,100	219,861
Lincoln Electric Holdings, Inc.	183,800	13,954,096
Lindsay Corp.	8,200	647,964
Meritor, Inc.*	65,800	1,116,626
Met-Pro Corp.	19,600	233,240
Middleby Corp.*	134,900	12,575,378
Miller Industries, Inc.	14,000	227,360
Mueller Industries, Inc.	26,000	952,120
Mueller Water Products, Inc., Class A	97,400	436,352
NACCO Industries, Inc., Class A	4,500	498,015
Nordson Corp.	24,100	2,772,946
Omega Flex, Inc.*	13,700	184,265
PMFG, Inc.*	11,400	243,276
RBC Bearings, Inc.*	273,850	10,469,286
Robbins & Myers, Inc.	26,935	1,238,741
Sauer-Danfoss, Inc.*	13,000	662,090
Sun Hydraulics Corp.	8,000	344,800
Tecumseh Products Co., Class A*	14,800	148,296
Tennant Co.	10,500	441,420
Titan International, Inc.	22,800	606,708
Trimas Corp.*	19,300	414,950
Twin Disc, Inc.	10,000	322,200
Valmont Industries, Inc.	105,920	11,054,870
Wabash National Corp.*	37,700	436,566
Watts Water Technologies, Inc., Class A	19,092	729,123
Xerium Technologies, Inc.*	18,300	440,115

		120,807,137

Marine (0.7%)
Baltic Trading Ltd.	18,100	165,072
Eagle Bulk Shipping, Inc.*	80,500	299,460
Excel Maritime Carriers Ltd.*	36,400	156,156
Genco Shipping & Trading Ltd.*	15,800	170,166
Horizon Lines, Inc., Class A	2,300	1,955
International Shipholding Corp.	14,800	368,520
Kirby Corp.*	202,654	11,610,048
Ultrapetrol Bahamas Ltd.*	38,400	195,072

		12,966,449

Professional Services (1.2%)
Acacia Research Corp. - Acacia Technologies*	21,400	732,308
Advisory Board Co.*	10,500	540,750
Barrett Business Services, Inc.	15,300	245,718
CBIZ, Inc.*	21,100	152,131
CDI Corp.	14,200	210,018
Corporate Executive Board Co.	22,800	920,436
CoStar Group, Inc.*	13,273	831,952
CRA International, Inc.*	7,200	207,576
Dolan Co.*	15,800	191,812
Exponent, Inc.*	6,900	307,809
Franklin Covey Co.*	26,300	227,758
GP Strategies Corp.*	22,500	306,000
Heidrick & Struggles International, Inc.	11,100	308,913
Hill International, Inc.*	26,800	141,772
Hudson Highland Group, Inc.*	50,900	330,850
Huron Consulting Group, Inc.*	13,200	365,508
ICF International, Inc.*	10,900	223,886
Insperity, Inc.	14,100	428,358
Kelly Services, Inc., Class A*	17,000	369,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kforce, Inc.*	684,160	$12,520,128
Korn/Ferry International*	30,100	670,327
Mistras Group, Inc.*	16,000	275,360
Navigant Consulting, Inc.*	28,300	282,717
On Assignment, Inc.*	21,100	199,606
Resources Connection, Inc.	26,700	517,713
School Specialty, Inc.*	12,600	180,180
SFN Group, Inc.*	33,400	470,606
TrueBlue, Inc.*	28,300	475,157
VSE Corp.	5,800	172,318

		22,806,737

Road & Rail (1.6%)
Amerco, Inc.*	5,700	552,900
Arkansas Best Corp.	14,900	386,208
Avis Budget Group, Inc.*	68,100	1,219,671
Celadon Group, Inc.*	12,800	207,872
Dollar Thrifty Automotive Group, Inc.*	20,600	1,374,638
Genesee & Wyoming, Inc., Class A*	211,320	12,298,824
Heartland Express, Inc.	37,900	665,524
Knight Transportation, Inc.	459,880	8,852,690
Marten Transport Ltd.	9,700	216,310
Old Dominion Freight Line, Inc.*	27,900	979,011
P.A.M. Transportation Services, Inc.*	12,800	155,520
Patriot Transportation Holding, Inc.*	5,400	144,450
Quality Distribution, Inc.*	28,700	340,095
RailAmerica, Inc.*	14,261	243,007
Roadrunner Transportation Systems, Inc.*	13,600	204,000
Saia, Inc.*	9,800	160,622
Universal Truckload Services, Inc.*	11,100	191,475
USA Truck, Inc.*	11,300	146,900
Werner Enterprises, Inc.	30,200	799,394

		29,139,111

Trading Companies & Distributors (1.6%)
Aceto Corp.	33,500	266,995
Aircastle Ltd.	26,800	323,476
Applied Industrial Technologies, Inc.	28,300	941,258
Beacon Roofing Supply, Inc.*	26,700	546,549
CAI International, Inc.*	14,700	380,142
DXP Enterprises, Inc.*	12,200	281,576
H&E Equipment Services, Inc.*	16,000	312,160
Houston Wire & Cable Co.	13,700	200,294
Interline Brands, Inc.*	25,962	529,625
Kaman Corp.	16,500	580,800
Lawson Products, Inc.	19,000	437,760
MSC Industrial Direct Co., Class A	196,330	13,442,715
RSC Holdings, Inc.*	31,400	451,532
Rush Enterprises, Inc., Class A*	22,000	435,600
SeaCube Container Leasing Ltd.	17,700	283,377
TAL International Group, Inc.	9,900	359,073
Textainer Group Holdings Ltd.	10,600	393,896
Titan Machinery, Inc.*	11,000	277,750
United Rentals, Inc.*	222,100	7,391,488
Watsco, Inc.	19,300	1,345,403

		29,181,469

Total Industrials		346,586,148

Information Technology (23.0%)
Communications Equipment (3.0%)
Acme Packet, Inc.*	33,100	2,348,776
ADTRAN, Inc.	247,270	10,499,084
Anaren, Inc.*	10,300	207,030
Arris Group, Inc.*	91,200	1,161,888
Aruba Networks, Inc.*	277,839	9,402,072
Aviat Networks, Inc.*	41,669	$215,429
Bel Fuse, Inc., Class B	7,300	160,673
BigBand Networks, Inc.*	83,800	213,690
Black Box Corp.	11,400	400,710
Blue Coat Systems, Inc.*	26,400	743,424
Calix, Inc.*	17,300	351,363
Comtech Telecommunications Corp.	18,500	502,830
DG FastChannel, Inc.*	15,700	505,854
Digi International, Inc.*	16,700	176,352
EMS Technologies, Inc.*	7,400	145,447
Emulex Corp.*	54,500	581,515
Extreme Networks, Inc.*	67,500	236,250
Finisar Corp.*	57,200	1,407,120
Globecomm Systems, Inc.*	23,300	287,289
Harmonic, Inc.*	77,700	728,826
Infinera Corp.*	54,500	457,255
InterDigital, Inc.	30,100	1,436,071
Ixia*	20,450	324,746
KVH Industries, Inc.*	15,500	234,360
Loral Space & Communications, Inc.*	6,800	527,340
Meru Networks, Inc.*	16,400	333,084
NETGEAR, Inc.*	23,000	746,120
Oclaro, Inc.*	31,600	363,716
Oplink Communications, Inc.*	15,200	296,248
Opnext, Inc.*	70,500	171,315
Plantronics, Inc.	31,600	1,157,192
Powerwave Technologies, Inc.*	122,200	551,122
Riverbed Technology, Inc.*	386,764	14,561,664
SeaChange International, Inc.*	16,900	160,550
ShoreTel, Inc.*	29,380	241,797
Sonus Networks, Inc.*	133,400	501,584
Sycamore Networks, Inc.	12,890	314,903
Symmetricom, Inc.*	27,500	168,575
Tekelec*	42,900	348,348
UTStarcom, Inc.*	75,300	176,955
ViaSat, Inc.*	22,300	888,432

		54,236,999

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	20,400	454,920
Cray, Inc.*	22,900	147,705
Electronics for Imaging, Inc.*	29,449	433,195
Hypercom Corp.*	41,500	499,245
Imation Corp.*	20,000	222,800
Immersion Corp.*	36,100	275,804
Intermec, Inc.*	36,100	389,519
Intevac, Inc.*	14,000	174,020
Novatel Wireless, Inc.*	74,900	408,954
Quantum Corp.*	133,200	335,664
Rimage Corp.	11,600	187,340
Silicon Graphics International Corp.*	19,200	410,880
STEC, Inc.*	26,000	522,340
Stratasys, Inc.*	14,800	695,600
Super Micro Computer, Inc.*	15,300	245,412
Synaptics, Inc.*	22,500	607,950
Xyratex Ltd.*	19,300	215,774

		6,227,122

Electronic Equipment, Instruments & Components (2.0%)
Agilysys, Inc.*	16,300	93,562
Anixter International, Inc.	19,500	1,362,855
Benchmark Electronics, Inc.*	48,500	920,045
Brightpoint, Inc.*	45,000	487,800
Checkpoint Systems, Inc.*	25,900	582,232
Cognex Corp.	26,100	737,325
Coherent, Inc.*	17,800	1,034,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Comverge, Inc.*	14,200	$66,172
CTS Corp.	20,100	217,080
Daktronics, Inc.	24,300	261,225
DDi Corp.	24,200	255,794
DTS, Inc.*	11,600	540,908
Echelon Corp.*	21,700	219,821
Electro Rent Corp.	15,800	271,444
Electro Scientific Industries, Inc.*	16,600	288,176
Fabrinet*	13,600	274,176
FARO Technologies, Inc.*	13,195	527,800
Gerber Scientific, Inc.*	26,500	248,040
Insight Enterprises, Inc.*	33,600	572,208
IPG Photonics Corp.*	19,000	1,095,920
L-1 Identity Solutions, Inc.*	47,700	561,906
Littelfuse, Inc.	14,200	810,820
Maxwell Technologies, Inc.*	15,800	272,866
Measurement Specialties, Inc.*	11,900	405,314
Mercury Computer Systems, Inc.*	384,074	8,127,006
Methode Electronics, Inc.	20,900	252,472
Microvision, Inc.*	68,100	89,892
MTS Systems Corp.	8,300	378,065
Multi-Fineline Electronix, Inc.*	7,050	198,951
Newport Corp.*	29,600	527,768
OSI Systems, Inc.*	11,000	412,830
Park Electrochemical Corp.	13,200	425,700
PC Connection, Inc.*	22,600	200,236
Plexus Corp.*	25,895	907,878
Power-One, Inc.*	48,800	427,000
Pulse Electronics Corp.	26,400	159,720
RadiSys Corp.*	19,200	166,272
Richardson Electronics Ltd.	21,000	276,780
Rofin-Sinar Technologies, Inc.*	19,200	758,400
Rogers Corp.*	11,300	509,178
Sanmina-SCI Corp.*	50,800	569,468
Scansource, Inc.*	16,900	642,031
SMART Modular Technologies (WWH), Inc.*	30,100	233,877
Spectrum Control, Inc.*	12,900	253,872
SYNNEX Corp.*	12,900	422,217
TTM Technologies, Inc.*	50,711	920,912
Universal Display Corp.*	131,226	7,222,679
Viasystems Group, Inc.*	11,400	311,106
X-Rite, Inc.*	55,600	264,100
Zygo Corp.*	20,800	304,096

		37,070,353

Internet Software & Services (2.8%)
Ancestry.com, Inc.*	10,900	386,405
comScore, Inc.*	13,100	386,581
Constant Contact, Inc.*	20,500	715,450
DealerTrack Holdings, Inc.*	445,130	10,220,185
Dice Holdings, Inc.*	22,500	339,975
Digital River, Inc.*	27,000	1,010,610
EarthLink, Inc.	75,000	587,250
Envestnet, Inc.*	17,300	232,512
GSI Commerce, Inc.*	45,000	1,317,150
InfoSpace, Inc.*	17,200	148,952
Internap Network Services Corp.*	37,000	243,090
IntraLinks Holdings, Inc.*	308,182	8,240,786
j2 Global Communications, Inc.*	28,500	841,035
Keynote Systems, Inc.	11,900	220,745
KIT Digital, Inc.*	19,000	228,760
Knot, Inc.*	22,000	265,100
Limelight Networks, Inc.*	32,900	235,564
Liquidity Services, Inc.*	20,500	366,130
LivePerson, Inc.*	27,000	341,280
LogMeIn, Inc.*	9,500	$400,520
LoopNet, Inc.*	16,500	233,475
Marchex, Inc., Class B	25,200	198,324
Mediamind Technologies, Inc.*	18,400	254,104
ModusLink Global Solutions, Inc	27,100	147,966
Move, Inc.*	97,100	232,069
NIC, Inc.	34,595	431,054
OpenTable, Inc.*	10,100	1,074,135
Openwave Systems, Inc.*	69,800	149,372
Perficient, Inc.*	19,100	229,391
QuinStreet, Inc.*	12,700	288,671
Rackspace Hosting, Inc.*	66,375	2,844,169
RealNetworks, Inc.*	64,600	240,312
RightNow Technologies, Inc.*	19,500	610,350
Saba Software, Inc.*	31,400	308,034
SAVVIS, Inc.*	24,400	904,996
SPS Commerce, Inc.*	18,400	285,384
Stamps.com, Inc.	11,900	158,865
support.com, Inc.*	33,800	175,422
TechTarget, Inc.*	29,000	258,390
Terremark Worldwide, Inc.*	39,900	758,100
Travelzoo, Inc.*	5,800	386,222
United Online, Inc.	50,400	317,772
ValueClick, Inc.*	52,500	759,150
Vocus, Inc.*	11,000	284,460
WebMD Health Corp.*	241,700	12,911,614
Zix Corp.*	59,300	218,224

		51,388,105

IT Services (1.7%)
Acxiom Corp.*	47,000	674,450
CACI International, Inc., Class A*	19,600	1,201,872
Cardtronics, Inc.*	17,200	350,020
Cass Information Systems, Inc.	4,100	161,089
CIBER, Inc.*	49,600	332,320
Computer Task Group, Inc.*	20,900	277,761
CSG Systems International, Inc.*	22,600	450,644
Echo Global Logistics, Inc.*	14,500	190,385
Euronet Worldwide, Inc.*	30,640	592,271
ExlService Holdings, Inc.*	10,400	219,960
Forrester Research, Inc.	10,500	402,045
Global Cash Access Holdings, Inc.*	74,600	243,942
Hackett Group, Inc.*	42,200	162,048
Heartland Payment Systems, Inc.	26,700	468,051
iGATE Corp.	15,100	283,427
Integral Systems, Inc.*	20,100	244,617
Jack Henry & Associates, Inc.	60,100	2,036,789
Lionbridge Technologies, Inc.*	116,700	400,281
ManTech International Corp., Class A*	14,700	623,280
MAXIMUS, Inc.	11,730	952,124
MoneyGram International, Inc.*	76,800	263,424
NCI, Inc., Class A*	6,700	163,279
Online Resources Corp.*	26,500	100,170
Sapient Corp.*	66,900	766,005
SRA International, Inc., Class A*	30,900	876,324
Stream Global Services, Inc.*	94,400	286,032
Syntel, Inc.	8,550	446,567
TeleTech Holdings, Inc.*	18,400	356,592
Tier Technologies, Inc.*	19,500	107,250
TNS, Inc.*	13,700	213,309
Unisys Corp.*	27,589	861,329
VeriFone Systems, Inc.*	253,610	13,935,869
Virtusa Corp.*	15,200	284,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wright Express Corp.*	26,000	$1,347,840

		30,276,062

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Analogic Technologies, Inc.*	33,400	126,252
Advanced Energy Industries, Inc.*	24,400	398,940
Alpha & Omega Semiconductor Ltd.*	13,000	164,970
Amkor Technology, Inc.*	73,200	493,368
ANADIGICS, Inc.*	40,000	179,200
Applied Micro Circuits Corp.*	42,100	436,998
ATMI, Inc.*	20,400	385,152
Axcelis Technologies, Inc.*	119,100	315,615
AXT, Inc.*	27,200	195,024
Brooks Automation, Inc.*	40,700	558,811
Cabot Microelectronics Corp.*	17,000	888,250
Cavium Networks, Inc.*	31,900	1,433,267
CEVA, Inc.*	16,600	443,718
Cirrus Logic, Inc.*	48,500	1,019,955
Cohu, Inc.	12,200	187,392
Conexant Systems, Inc.*	86,300	205,394
Cymer, Inc.*	21,000	1,188,180
Diodes, Inc.*	21,300	725,478
DSP Group, Inc.*	52,400	403,480
Energy Conversion Devices, Inc.*	29,400	66,444
Entegris, Inc.*	88,900	779,653
Entropic Communications, Inc.*	45,100	381,095
Evergreen Solar, Inc.*	60,667	81,900
Exar Corp.*	23,600	142,072
Fairchild Semiconductor International, Inc.*	557,320	10,143,224
FEI Co.*	26,600	896,952
FormFactor, Inc.*	33,700	347,110
FSI International, Inc.*	49,400	216,372
GSI Technology, Inc.*	32,000	290,880
GT Solar International, Inc.*	41,778	445,353
Hittite Microwave Corp.*	141,180	9,003,049
Inphi Corp.*	12,600	264,726
Integrated Device Technology, Inc.* .	103,800	765,006
Integrated Silicon Solution, Inc.*	21,100	195,597
International Rectifier Corp.*	341,600	11,293,296
IXYS Corp.*	21,400	287,402
Kopin Corp.*	54,100	248,319
Kulicke & Soffa Industries, Inc.*	41,400	387,090
Lattice Semiconductor Corp.*	68,400	403,560
LTX-Credence Corp.*	31,300	285,769
Magnachip Semiconductor Corp.*	365,311	5,023,026
Mattson Technology, Inc.*	49,900	121,756
MaxLinear, Inc., Class A*	37,800	308,826
Micrel, Inc.	32,500	438,100
Microsemi Corp.*	56,300	1,165,973
Mindspeed Technologies, Inc.*	22,800	192,888
MIPS Technologies, Inc.*	43,700	458,413
MKS Instruments, Inc.	34,800	1,158,840
Monolithic Power Systems, Inc.*	22,700	322,113
MoSys, Inc.*	39,300	236,193
Nanometrics, Inc.*	17,800	322,002
Netlogic Microsystems, Inc.*	273,668	11,499,529
NVE Corp.*	3,300	185,922
OmniVision Technologies, Inc.*	38,600	1,371,458
ON Semiconductor Corp.*	804,140	7,936,862
PDF Solutions, Inc.*	42,800	284,620
Pericom Semiconductor Corp.*	16,800	174,216
Photronics, Inc.*	42,100	377,637
PLX Technology, Inc.*	27,200	99,280
Power Integrations, Inc.	17,900	686,107
RF Micro Devices, Inc.*	187,700	$1,203,157
Rubicon Technology, Inc.*	7,900	218,672
Rudolph Technologies, Inc.*	23,100	252,714
Semtech Corp.*	41,300	1,033,326
Sigma Designs, Inc.*	17,200	222,740
Silicon Image, Inc.*	44,300	397,371
Skyworks Solutions, Inc.*	316,490	10,260,606
Spansion, Inc., Class A*	11,400	212,838
Standard Microsystems Corp.*	14,600	360,036
Supertex, Inc.*	6,692	149,098
Teradyne, Inc.*	600,190	10,689,384
Tessera Technologies, Inc.*	32,600	595,276
Trident Microsystems, Inc.*	385,300	443,095
TriQuint Semiconductor, Inc.*	105,200	1,358,132
Ultra Clean Holdings, Inc.*	22,500	232,650
Ultratech, Inc.*	16,700	490,980
Veeco Instruments, Inc.*	27,188	1,382,238
Volterra Semiconductor Corp.*	14,800	367,484
Zoran Corp.*	33,400	347,026

		109,254,897

Software (7.3%)
Accelrys, Inc.*	35,661	285,288
ACI Worldwide, Inc.*	24,200	793,760
Actuate Corp.*	30,300	157,560
Advent Software, Inc.*	21,000	602,070
American Software, Inc., Class A	27,600	203,688
Ariba, Inc.*	62,600	2,137,164
Aspen Technology, Inc.*	776,820	11,644,532
Blackbaud, Inc.	28,900	787,236
Blackboard, Inc.*	23,400	848,016
Bottomline Technologies, Inc.*	23,900	600,846
BroadSoft, Inc.*	5,400	257,526
CDC Corp., Class A*	29,400	74,970
CommVault Systems, Inc.*	28,200	1,124,616
Concur Technologies, Inc.*	149,590	8,294,766
Convio, Inc.*	24,000	278,640
Deltek, Inc.*	23,700	180,120
DemandTec, Inc.*	19,100	251,356
Digimarc Corp.*	8,100	234,090
Ebix, Inc.*	18,009	425,913
Epicor Software Corp.*	34,700	384,129
EPIQ Systems, Inc.	20,700	297,252
ePlus, Inc.*	9,900	263,439
Fair Isaac Corp.	28,400	897,724
FalconStor Software, Inc.*	35,800	162,890
Fortinet, Inc.*	290,619	12,787,236
Guidance Software, Inc.*	33,000	276,540
Informatica Corp.*	244,510	12,770,757
Interactive Intelligence, Inc.*	9,800	379,358
JDA Software Group, Inc.*	31,527	954,007
Kenexa Corp.*	16,500	455,235
Lawson Software, Inc.*	92,100	1,114,410
Magma Design Automation, Inc.*	60,900	415,338
Manhattan Associates, Inc.*	14,900	487,528
Mentor Graphics Corp.*	70,500	1,031,415
MICROS Systems, Inc.*	231,210	11,428,710
MicroStrategy, Inc., Class A*	5,900	793,432
Monotype Imaging Holdings, Inc.*	18,000	261,000
Motricity, Inc.*	10,400	156,312
NetScout Systems, Inc.*	19,100	521,812
NetSuite, Inc.*	13,000	378,040
Opnet Technologies, Inc.	8,900	347,011
Parametric Technology Corp.*	77,600	1,745,224
Pegasystems, Inc.	12,700	481,838
Progress Software Corp.*	43,650	1,269,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PROS Holdings, Inc.*	20,200	$294,314
QLIK Technologies, Inc.*	8,310	216,060
Quest Software, Inc.*	43,931	1,115,408
Radiant Systems, Inc.*	503,219	8,906,976
RealD, Inc.*	10,700	292,752
RealPage, Inc.*	9,600	266,208
Renaissance Learning, Inc.	14,256	167,508
Rosetta Stone, Inc.*	17,600	232,496
S1 Corp.*	35,400	236,472
Smith Micro Software, Inc.*	22,800	213,408
SolarWinds, Inc.*	22,300	523,158
Sourcefire, Inc.*	18,200	500,682
SS&C Technologies Holdings, Inc.*	11,600	236,872
SuccessFactors, Inc.*	331,712	12,966,622
Synchronoss Technologies, Inc.*	14,300	496,925
Take-Two Interactive Software, Inc.*	46,600	716,242
Taleo Corp., Class A*	221,858	7,909,238
TeleCommunication Systems, Inc., Class A*	82,400	339,488
TeleNav, Inc.*	22,800	270,636
THQ, Inc.*	47,478	216,500
TIBCO Software, Inc.*	544,790	14,845,528
TiVo, Inc.*	70,000	613,200
Tyler Technologies, Inc.*	24,100	571,411
Ultimate Software Group, Inc.*	16,000	940,000
VASCO Data Security International, Inc.*	20,900	286,957
VirnetX Holding Corp.	31,200	621,192
Wave Systems Corp., Class A*	57,000	178,410
Websense, Inc.*	28,200	647,754

		134,064,989

Total Information Technology		422,518,527

Materials (3.7%)
Chemicals (2.1%)
A. Schulman, Inc.	18,100	447,432
American Vanguard Corp.	31,600	274,288
Arch Chemicals, Inc.	16,000	665,440
Balchem Corp.	17,700	664,104
Calgon Carbon Corp.*	36,300	576,444
Ferro Corp.*	55,554	921,641
Georgia Gulf Corp.*	21,600	799,200
H.B. Fuller Co.	41,600	893,568
Hawkins, Inc.	6,600	271,128
Innophos Holdings, Inc.	14,100	650,151
KMG Chemicals, Inc.	13,000	255,580
Koppers Holdings, Inc.	13,500	576,450
Kraton Performance Polymers, Inc.*	9,600	367,200
Landec Corp.*	31,300	203,450
LSB Industries, Inc.*	11,500	455,860
Minerals Technologies, Inc.	15,100	1,034,652
NewMarket Corp.	6,400	1,012,608
NL Industries, Inc.	23,211	344,683
Olin Corp.	51,200	1,173,504
OM Group, Inc.*	24,600	898,884
Omnova Solutions, Inc.*	27,800	218,786
PolyOne Corp.	61,000	866,810
Quaker Chemical Corp.	7,000	281,190
Rockwood Holdings, Inc.*	38,900	1,914,658
Senomyx, Inc.*	40,800	246,432
Sensient Technologies Corp.	35,600	1,275,904
Solutia, Inc.*	667,690	16,959,326
Spartech Corp.*	23,400	169,650
Stepan Co.	4,200	304,500
STR Holdings, Inc.*	18,100	347,158
TPC Group, Inc.*	11,500	$332,005
W.R. Grace & Co.*	51,200	1,960,448
Westlake Chemical Corp.	13,100	736,220
Zep, Inc.	11,600	201,956
Zoltek Cos., Inc.*	17,300	232,339

		38,533,649

Construction Materials (0.0%)
Headwaters, Inc.*	35,800	211,220
Texas Industries, Inc.	15,300	692,019
United States Lime & Minerals, Inc.*	3,600	145,836

		1,049,075

Containers & Packaging (0.3%)
AEP Industries, Inc.*	10,000	297,200
Boise, Inc.	46,900	429,604
Graham Packaging Co., Inc.*	15,300	266,679
Graphic Packaging Holding Co.*	93,878	508,819
Myers Industries, Inc.	19,600	194,628
Rock-Tenn Co., Class A	28,000	1,941,800
Silgan Holdings, Inc.	35,800	1,365,412

		5,004,142

Metals & Mining (1.0%)
A.M. Castle & Co.*	12,900	243,552
Allied Nevada Gold Corp.*	50,100	1,777,548
AMCOL International Corp.	18,000	647,640
Capital Gold Corp.*	48,600	312,498
Century Aluminum Co.*	40,700	760,276
Coeur d’Alene Mines Corp.*	65,370	2,273,568
General Moly, Inc.*	59,200	318,496
Globe Specialty Metals, Inc.	39,200	892,192
Golden Star Resources Ltd.*	164,800	489,456
Haynes International, Inc.	7,000	388,150
Hecla Mining Co.*	195,400	1,774,232
Horsehead Holding Corp.*	30,500	520,025
Jaguar Mining, Inc.*	53,700	280,314
Kaiser Aluminum Corp.	10,200	502,350
Materion Corp.*	14,300	583,440
Metals USA Holdings Corp.*	12,300	201,351
Molycorp, Inc.*	17,290	1,037,746
Noranda Aluminum Holding Corp.*	24,300	390,015
Olympic Steel, Inc.	6,900	226,389
RTI International Metals, Inc.*	19,000	591,850
Stillwater Mining Co.*	33,575	769,875
Thompson Creek Metals Co., Inc.*	114,000	1,429,560
U.S. Energy Corp./Wyoming*	38,700	242,262
U.S. Gold Corp.*	70,100	618,983
Universal Stainless & Alloy Products, Inc.*	8,700	293,451
Worthington Industries, Inc.	41,799	874,435

		18,439,654

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	26,200	713,426
Clearwater Paper Corp.*	7,014	570,940
Deltic Timber Corp.	7,100	474,564
KapStone Paper and Packaging Corp.*	23,800	408,646
Louisiana-Pacific Corp.*	79,600	835,800
Neenah Paper, Inc.	9,400	206,518
P.H. Glatfelter Co.	29,400	391,608
Schweitzer-Mauduit International, Inc.	11,400	576,954
Verso Paper Corp.*	65,800	352,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wausau Paper Corp.	29,100	$222,324

		4,752,810

Total Materials		67,779,330

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.	14,400	933,984
Alaska Communications Systems Group, Inc.	42,100	448,365
Atlantic Tele-Network, Inc.	8,300	308,677
Cbeyond, Inc.*	11,300	131,871
Cincinnati Bell, Inc.*	152,000	407,360
Cogent Communications Group, Inc.*	31,300	446,651
Consolidated Communications Holdings, Inc.	14,700	275,331
General Communication, Inc., Class A*	31,200	341,328
Global Crossing Ltd.*	22,650	315,288
Globalstar, Inc.*	112,300	142,621
Hughes Communications, Inc.*	7,200	429,624
IDT Corp., Class B	12,200	328,790
Iridium Communications, Inc.*	21,800	173,746
Neutral Tandem, Inc.*	21,950	323,762
PAETEC Holding Corp.*	91,196	304,595
Premiere Global Services, Inc.*	34,199	260,596
Vonage Holdings Corp.*	78,500	357,960

		5,930,549

Wireless Telecommunication Services (0.1%)
FiberTower Corp.*	42,400	85,224
ICO Global Communications Holdings Ltd.*	128,800	343,896
NTELOS Holdings Corp.	18,000	331,380
Shenandoah Telecommunications Co.	13,764	248,578
USA Mobility, Inc.	12,643	183,197

		1,192,275

Total Telecommunication Services		7,122,824

Utilities (1.5%)
Electric Utilities (0.6%)
Allete, Inc.	20,200	787,194
Central Vermont Public Service Corp.	10,000	232,900
Cleco Corp.	43,600	1,495,044
El Paso Electric Co.*	36,300	1,103,520
Empire District Electric Co.	24,525	534,400
IDACORP, Inc.	35,300	1,344,930
MGE Energy, Inc.	15,400	623,546
Otter Tail Corp.	25,300	575,069
PNM Resources, Inc.	58,000	865,360
Portland General Electric Co.	49,600	1,178,992
UIL Holdings Corp.	34,050	1,039,206
UniSource Energy Corp.	22,600	816,538
Unitil Corp.	7,300	171,988

		10,768,687

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,560	189,787
Laclede Group, Inc.	14,800	563,880
New Jersey Resources Corp.	27,000	1,159,650
Nicor, Inc.	33,800	1,815,060
Northwest Natural Gas Co.	17,300	798,049
Piedmont Natural Gas Co., Inc.#	48,400	1,468,940
South Jersey Industries, Inc.	19,900	1,113,803
Southwest Gas Corp.	29,900	1,165,203
WGL Holdings, Inc.	37,000	1,443,000

		9,717,372

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	71,300	$155,434
Dynegy, Inc.*	65,500	372,695

		528,129

Multi-Utilities (0.2%)
Avista Corp.	35,900	830,367
Black Hills Corp.	26,000	869,440
CH Energy Group, Inc.	10,900	550,886
NorthWestern Corp.	24,091	729,957

		2,980,650

Water Utilities (0.2%)
American States Water Co.	17,300	620,378
Artesian Resources Corp., Class A	10,300	200,747
Cadiz, Inc.*	25,100	305,969
California Water Service Group	12,900	479,493
Connecticut Water Service, Inc.	9,000	237,150
Consolidated Water Co., Ltd.	43,300	471,970
Middlesex Water Co.	11,700	212,823
SJW Corp.	16,600	384,290
York Water Co.	10,300	179,323

		3,092,143

Total Utilities		27,086,981

Total Common Stocks (98.8%) (Cost $1,170,833,368)		1,816,836,561

INVESTMENT COMPANIES:
Investment Companies(0.0%)
Kayne Anderson Energy Development Co.	6,429	125,751
THL Credit, Inc.	16,100	220,087

Total Investment Companies (0.0%) (Cost $268,210)		345,838

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$14,400	9,431

Total Financials		9,431

Total Corporate Bonds		9,431

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		9,431

SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 4/1/11 (Cost $24,170,955)	24,170,955	$24,170,955

Total Investments (100.1%) (Cost $1,195,286,933)		1,841,362,785
Other Assets Less Liabilities (-0.1%)		(1,081,489)

Net Assets (100%)		$1,840,281,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

*	Non-income producing.

†	Securities (totaling $311,817 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,067,057.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	103	June-11	$8,304,965	$8,669,510	$364,545

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$285,444,707	$—	$86,355	$285,531,062
Consumer Staples	43,459,029		—	43,459,029
Energy	122,459,067	—	—	122,459,067
Financials	238,198,798	—	48,762	238,247,560
Health Care	256,046,033	—	—	256,046,033
Industrials	346,409,448	—	176,700	346,586,148
Information Technology	422,518,527	—	—	422,518,527
Materials	67,779,330	—	—	67,779,330
Telecommunication Services	7,122,824	—	—	7,122,824
Utilities	27,086,981	—	—	27,086,981
Corporate Bonds
Financials	—	9,431	—	9,431
Futures	364,545	—	—	364,545
Investment Companies
Investment Companies	345,838	—	—	345,838
Short-Term Investments	—	24,170,955	—	24,170,955

Total Assets	$1,817,235,127	$24,180,386	$311,817	$1,841,727,330

Total Liabilities	$—	$—	$—	$—

Total	$1,817,235,127	$24,180,386	$311,817	$1,841,727,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials	Investments in Securities- Industrials
Balance as of 12/31/10	$109,383	$14,496	$—
Total gains or losses (realized/unrealized) included in earnings	(23,028)	(260,838)	15,624
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	309,600	161,076
Transfers out of Level 3	—	(14,496)	—

Balance as of 3/31/11	$86,355	$48,762	$176,700

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(23,028)	$(260,838)	$15,624

Investment security transactions for the three months ended March 31,2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$221,427,977
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$214,342,931

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$655,979,694
Aggregate gross unrealized depreciation	(27,014,906)

Net unrealized appreciation	$628,964,788

Federal income tax cost of investments	$1,212,397,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (2.0%)
American Axle & Manufacturing Holdings, Inc.*	5,930	$74,659
Amerigon, Inc.*	1,850	28,250
Autoliv, Inc.	54,500	4,045,535
Cooper Tire & Rubber Co.	6,436	165,727
Dana Holding Corp.*	14,599	253,877
Dorman Products, Inc.*	1,194	50,255
Drew Industries, Inc.	15,154	338,389
Exide Technologies, Inc.*	7,586	84,811
Fuel Systems Solutions, Inc.*	1,496	45,149
Gentex Corp.	123,250	3,728,313
Modine Manufacturing Co.*	4,700	75,858
Spartan Motors, Inc.	2,966	20,347
Standard Motor Products, Inc.	2,400	33,192
Stoneridge, Inc.*	1,970	28,801
Superior Industries International, Inc.	2,070	53,075
Tenneco, Inc.*	6,292	267,095

		9,293,333

Automobiles (1.2%)
Thor Industries, Inc.	130,000	4,338,100
Winnebago Industries, Inc.*	74,388	994,568

		5,332,668

Distributors (0.0%)
Audiovox Corp., Class A*	1,928	15,424
Core-Mark Holding Co., Inc.*	1,009	33,348
Pool Corp.	5,055	121,876
Weyco Group, Inc.	950	23,237

		193,885

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	1,874	75,803
Archipelago Learning, Inc.*	1,000	8,550
Bridgepoint Education, Inc.*	2,006	34,303
Cambium Learning Group, Inc.*	1,244	4,230
Capella Education Co.*	1,732	86,236
Coinstar, Inc.*	3,287	150,939
Corinthian Colleges, Inc.*	9,027	39,899
CPI Corp.	620	13,956
Grand Canyon Education, Inc.*	3,206	46,487
Hillenbrand, Inc.	46,200	993,300
K12, Inc.*	2,690	90,653
Learning Tree International, Inc.	645	5,670
Lincoln Educational Services Corp.	1,600	25,424
Mac-Gray Corp.	1,600	25,808
Matthews International Corp., Class A	3,200	123,360
Pre-Paid Legal Services, Inc.*	752	49,632
Princeton Review, Inc.*	910	348
Regis Corp.	128,310	2,276,219
Sotheby’s, Inc.	7,055	371,093
Steiner Leisure Ltd.*	1,450	67,077
Stewart Enterprises, Inc., Class A	7,810	59,668
Universal Technical Institute, Inc.	2,250	43,763

		4,592,418

Hotels, Restaurants & Leisure (0.7%)
AFC Enterprises, Inc.*	2,735	41,381
Ambassadors Group, Inc.	2,016	22,075
Ameristar Casinos, Inc.	2,940	52,185
Biglari Holdings, Inc.*	146	61,838
BJ’s Restaurants, Inc.*	2,283	89,790
Bluegreen Corp.*	840	3,452
Bob Evans Farms, Inc.	3,214	$104,776
Boyd Gaming Corp.*	5,548	51,985
Bravo Brio Restaurant Group, Inc.*	1,231	21,776
Buffalo Wild Wings, Inc.*	1,800	97,974
California Pizza Kitchen, Inc.*	1,755	29,624
Caribou Coffee Co., Inc.*	783	7,963
Carrols Restaurant Group, Inc.*	1,391	12,895
CEC Entertainment, Inc.	2,161	81,535
Cheesecake Factory, Inc.*	6,361	191,403
Churchill Downs, Inc.	1,295	53,743
Cracker Barrel Old Country Store, Inc.	2,456	120,688
Denny’s Corp.*	11,250	45,675
DineEquity, Inc.*	1,855	101,988
Domino’s Pizza, Inc.*	3,865	71,232
Einstein Noah Restaurant Group, Inc.	770	12,536
Gaylord Entertainment Co.*	3,632	125,958
Interval Leisure Group, Inc.*	4,223	69,046
Isle of Capri Casinos, Inc.*	1,721	16,350
Jack in the Box, Inc.*	5,760	130,637
Jamba, Inc.*	5,981	13,158
Krispy Kreme Doughnuts, Inc.*	7,370	51,885
Life Time Fitness, Inc.*	4,390	163,791
Marcus Corp.	2,590	28,231
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,664	12,014
Monarch Casino & Resort, Inc.*	1,240	12,896
Morgans Hotel Group Co.*	2,565	25,137
Multimedia Games, Inc.*	3,055	17,505
O’Charleys, Inc.*	2,104	12,561
Orient-Express Hotels Ltd., Class A*	9,452	116,921
P.F. Chang’s China Bistro, Inc.	2,333	107,761
Papa John’s International, Inc.*	2,214	70,117
Peet’s Coffee & Tea, Inc.*	1,203	57,852
Pinnacle Entertainment, Inc.*	6,110	83,218
Red Lion Hotels Corp.*	800	6,560
Red Robin Gourmet Burgers, Inc.*	1,455	39,140
Ruby Tuesday, Inc.*	6,720	88,099
Ruth’s Hospitality Group, Inc.*	3,269	16,868
Scientific Games Corp., Class A*	6,691	58,479
Shuffle Master, Inc.*	5,250	56,070
Sonic Corp.*	6,803	61,567
Speedway Motorsports, Inc.	1,238	19,783
Summit Hotel Properties, Inc. (REIT)*	2,660	26,440
Texas Roadhouse, Inc.	5,849	99,375
Vail Resorts, Inc.*	3,728	181,777

		3,045,710

Household Durables (1.5%)
American Greetings Corp., Class A	3,980	93,928
Beazer Homes USA, Inc.*	7,662	35,015
Blyth, Inc.	632	20,534
Cavco Industries, Inc.*	661	29,851
CSS Industries, Inc.	687	12,950
D.R. Horton, Inc.	72,700	846,955
Ethan Allen Interiors, Inc.	32,806	718,451
Furniture Brands International, Inc.*	4,900	22,295
Helen of Troy Ltd.*	3,186	93,668
Hooker Furniture Corp.	74,744	893,938
Hovnanian Enterprises, Inc., Class A*	4,980	17,579
iRobot Corp.*	2,320	76,305
Kid Brands, Inc.*	1,093	8,034
La-Z-Boy, Inc.*	181,060	1,729,123
Libbey, Inc.*	1,624	26,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Lifetime Brands, Inc.*	848	$12,720
M.D.C. Holdings, Inc.	34,950	885,983
M/I Homes, Inc.*	61,330	919,337
Meritage Homes Corp.*	3,490	84,214
Ryland Group, Inc.	4,856	77,210
Sealy Corp.*	5,780	14,681
Skyline Corp.	890	17,844
Standard Pacific Corp.*	10,610	39,575
Universal Electronics, Inc.*	1,660	49,070

		6,726,056

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	1,390	4,587
Blue Nile, Inc.*	1,250	67,488
drugstore.com, Inc.*	10,970	42,234
Gaiam, Inc., Class A	2,130	14,058
HSN, Inc.*	4,100	131,323
Nutrisystem, Inc.	2,789	40,413
Orbitz Worldwide, Inc.*	2,362	8,432
Overstock.com, Inc.*	1,500	23,580
PetMed Express, Inc.	2,247	35,637
Shutterfly, Inc.*	2,788	145,980
U.S. Auto Parts Network, Inc.*	1,302	11,327
Vitacost.com, Inc.(b)*†	1,421	6,075

		531,134

Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.*	1,052	16,359
Brunswick Corp.	89,932	2,286,971
Callaway Golf Co.	7,410	50,536
Eastman Kodak Co.*	28,067	90,656
JAKKS Pacific, Inc.*	2,946	57,005
Leapfrog Enterprises, Inc.*	4,300	18,576
Marine Products Corp.*	1,660	13,164
Polaris Industries, Inc.	3,250	282,815
RC2 Corp.*	2,320	65,192
Smith & Wesson Holding Corp.*	6,353	22,553
Steinway Musical Instruments, Inc.*	617	13,704
Sturm Ruger & Co., Inc.	2,020	46,399
Summer Infant, Inc.*	910	7,280

		2,971,210

Media (0.3%)
AH Belo Corp., Class A*	1,719	14,371
Arbitron, Inc.	2,914	116,647
Ascent Media Corp., Class A*	1,700	83,045
Ballantyne Strong, Inc.*	1,350	9,680
Belo Corp., Class A*	9,713	85,572
Carmike Cinemas, Inc.*	900	6,435
Cinemark Holdings, Inc.	5,895	114,068
CKX, Inc.*	5,804	24,493
Crown Media Holdings, Inc., Class A*	1,900	4,408
Cumulus Media, Inc., Class A*	2,087	9,058
Dex One Corp.*	5,146	24,907
Entercom Communications Corp., Class A*	2,360	26,007
Entravision Communications Corp., Class A*	4,774	12,938
EW Scripps Co., Class A*	3,619	35,828
Fisher Communications, Inc.*	665	20,668
Global Sources Ltd.*	2,840	33,029
Gray Television, Inc.*	4,856	10,052
Harte-Hanks, Inc.	4,410	52,479
Journal Communications, Inc., Class A*	4,614	27,684
Knology, Inc.*	3,520	45,443
Lee Enterprises, Inc.*	4,329	$11,688
LIN TV Corp., Class A*	3,082	18,276
Lions Gate Entertainment Corp.*	6,990	43,688
Live Nation Entertainment, Inc.*	15,075	150,750
LodgeNet Interactive Corp.*	2,912	10,600
Martha Stewart Living Omnimedia, Inc., Class A*	2,260	8,385
McClatchy Co., Class A*	6,133	20,852
Media General, Inc., Class A*	2,167	14,909
National CineMedia, Inc.	5,672	105,896
Nexstar Broadcasting Group, Inc., Class A*	1,066	9,242
Outdoor Channel Holdings, Inc.*	2,200	16,412
PRIMEDIA, Inc.	2,790	13,587
Radio One, Inc., Class D*	2,961	5,774
Rentrak Corp.*	998	26,866
Scholastic Corp.	3,031	81,958
Sinclair Broadcast Group, Inc., Class A	4,751	59,578
SuperMedia, Inc.*	1,318	8,224
Valassis Communications, Inc.*	5,210	151,819
Value Line, Inc.	40	592
Warner Music Group Corp.*	4,168	28,217
World Wrestling Entertainment, Inc., Class A	2,702	33,964

		1,578,089

Multiline Retail (1.5%)
99 Cents Only Stores*	4,857	95,197
Bon-Ton Stores, Inc.*	1,108	17,174
Dillard’s, Inc., Class A	4,149	166,458
Fred’s, Inc., Class A	139,090	1,852,679
J.C. Penney Co., Inc.	90,000	3,231,900
Retail Ventures, Inc.*	2,428	41,883
Saks, Inc.*	117,092	1,324,310
Tuesday Morning Corp.*	52,950	259,455

		6,989,056

Specialty Retail (4.1%)
America’s Car-Mart, Inc.*	1,068	27,533
ANN, Inc.*	5,556	161,735
Asbury Automotive Group, Inc.*	3,060	56,579
Ascena Retail Group, Inc.*	6,263	202,984
Barnes & Noble, Inc.	3,968	36,466
bebe stores, Inc.	3,179	18,597
Big 5 Sporting Goods Corp.	2,020	24,078
Books-A-Million, Inc.	1,300	5,369
Brown Shoe Co., Inc.	153,660	1,877,725
Buckle, Inc.	2,718	109,807
Build-A-Bear Workshop, Inc.*	1,969	11,912
Cabela’s, Inc.*	4,188	104,742
Casual Male Retail Group, Inc.*	3,996	19,620
Cato Corp., Class A	68,974	1,689,863
Charming Shoppes, Inc.*	11,580	49,331
Children’s Place Retail Stores, Inc.*	2,881	143,560
Christopher & Banks Corp.	182,370	1,181,758
Citi Trends, Inc.*	1,480	32,989
Coldwater Creek, Inc.*	5,540	14,626
Collective Brands, Inc.*	6,761	145,902
Conn’s, Inc.*	1,277	5,721
Destination Maternity Corp.	1,180	27,223
DSW, Inc., Class A*	1,460	58,342
Express, Inc.	1,643	32,104
Finish Line, Inc., Class A	5,271	104,629
GameStop Corp., Class A*	86,000	1,936,720
Genesco, Inc.*	2,488	100,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Group 1 Automotive, Inc.	82,495	$3,530,786
Haverty Furniture Cos., Inc.	2,188	29,013
hhgregg, Inc.*	1,500	20,085
Hibbett Sports, Inc.*	3,014	107,931
HOT Topic, Inc.	4,080	23,256
Jos. A. Bank Clothiers, Inc.*	2,809	142,922
Kirkland’s, Inc.*	1,699	26,233
Lithia Motors, Inc., Class A	2,371	34,569
Lumber Liquidators Holdings, Inc.*	2,288	57,177
MarineMax, Inc.*	2,102	20,726
Men’s Wearhouse, Inc.	104,821	2,836,456
Midas, Inc.*	1,379	10,577
Monro Muffler Brake, Inc.	3,025	99,765
New York & Co., Inc.*	2,153	15,093
OfficeMax, Inc.*	8,788	113,717
Pacific Sunwear of California, Inc.*	7,660	27,653
Penske Automotive Group, Inc.*	4,550	91,091
PEP Boys-Manny, Moe & Jack	5,580	70,922
Pier 1 Imports, Inc.*	97,162	986,194
Rent-A-Center, Inc.	6,770	236,341
Rue21, Inc.*	1,520	43,776
Sally Beauty Holdings, Inc.*	9,945	139,329
Select Comfort Corp.*	5,620	67,777
Shoe Carnival, Inc.*	982	27,545
Sonic Automotive, Inc., Class A	4,141	58,015
Stage Stores, Inc.	4,320	83,030
Stein Mart, Inc.	3,060	30,937
Systemax, Inc.*	1,220	16,494
Talbots, Inc.*	7,261	43,856
Ulta Salon Cosmetics & Fragrance, Inc.*	3,333	160,417
Vitamin Shoppe, Inc.*	1,603	54,230
West Marine, Inc.*	105,981	1,105,382
Wet Seal, Inc., Class A*	10,559	45,193
Zumiez, Inc.*	1,990	52,596

		18,589,017

Textiles, Apparel & Luxury Goods (1.0%)
American Apparel, Inc.*	4,740	4,568
Carter’s, Inc.*	6,144	175,903
Cherokee, Inc.	799	13,791
Columbia Sportswear Co.	1,166	69,284
Crocs, Inc.*	9,150	163,236
Culp, Inc.*	808	7,498
Deckers Outdoor Corp.*	4,074	350,975
Delta Apparel, Inc.*	374	5,345
G-III Apparel Group Ltd.*	1,632	61,331
Iconix Brand Group, Inc.*	7,280	156,374
Joe’s Jeans, Inc.*	3,980	4,219
Jones Group, Inc.	9,314	128,068
Kenneth Cole Productions, Inc., Class A*	760	9,857
K-Swiss, Inc., Class A*	2,741	30,891
LaCrosse Footwear, Inc.	293	5,371
Liz Claiborne, Inc.*	9,605	51,771
Maidenform Brands, Inc.*	2,337	66,768
Movado Group, Inc.*	1,637	24,031
Oxford Industries, Inc.	1,491	50,977
Perry Ellis International, Inc.*	1,017	27,988
Quiksilver, Inc.*	14,300	63,206
R.G. Barry Corp.	499	6,532
Skechers U.S.A., Inc., Class A*	3,615	74,252
Steven Madden Ltd.*	2,540	119,202
Timberland Co., Class A*	4,331	178,827
True Religion Apparel, Inc.*	2,735	64,190
Under Armour, Inc., Class A*	3,680	250,424
Unifi, Inc.*	1,489	$25,313
Vera Bradley, Inc.*	1,354	57,152
Volcom, Inc.	1,970	36,504
Warnaco Group, Inc.*	37,467	2,142,738
Wolverine World Wide, Inc.	5,030	187,518

		4,614,104

Total Consumer Discretionary		64,456,680

Consumer Staples (1.6%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	880	81,506
Coca-Cola Bottling Co. Consolidated	409	27,338
Heckmann Corp.*	8,600	56,330
MGP Ingredients, Inc.	1,007	8,781
National Beverage Corp.	1,580	21,693

		195,648

Food & Staples Retailing (0.5%)
Andersons, Inc.	1,915	93,299
Arden Group, Inc., Class A	131	9,997
Casey’s General Stores, Inc.	38,923	1,517,997
Fresh Market, Inc.*	1,621	61,176
Ingles Markets, Inc., Class A	1,312	25,991
Nash Finch Co.	1,220	46,287
Pantry, Inc.*	2,450	36,333
Pricesmart, Inc.	1,616	59,210
Rite Aid Corp.*	57,356	60,797
Ruddick Corp.	4,430	170,954
Spartan Stores, Inc.	2,327	34,416
Susser Holdings Corp.*	908	11,886
United Natural Foods, Inc.*	5,134	230,106
Village Super Market, Inc., Class A	710	20,661
Weis Markets, Inc.	1,000	40,460
Winn-Dixie Stores, Inc.*	5,380	38,413

		2,457,983

Food Products (0.9%)
Alico, Inc.	401	10,735
B&G Foods, Inc.	4,557	85,535
Calavo Growers, Inc.	1,040	22,724
Cal-Maine Foods, Inc.	1,440	42,480
Chiquita Brands International, Inc.*	4,974	76,301
Darling International, Inc.*	10,991	168,932
Diamond Foods, Inc.	2,280	127,224
Dole Food Co., Inc.*	3,835	52,271
Farmer Bros Co.	990	11,999
Fresh Del Monte Produce, Inc.	4,176	109,035
Griffin Land & Nurseries, Inc.	180	5,792
Hain Celestial Group, Inc.*	4,248	137,125
Harbinger Group, Inc.*	1,700	8,857
Imperial Sugar Co.	1,060	14,140
J&J Snack Foods Corp.	1,350	63,544
John B. Sanfilippo & Son, Inc.*	521	6,096
Lancaster Colony Corp.	40,065	2,427,939
Lifeway Foods, Inc.*	830	8,649
Limoneira Co.	868	20,571
Pilgrim’s Pride Corp.*	5,004	38,581
Sanderson Farms, Inc.	2,350	107,912
Seneca Foods Corp., Class A*	823	24,583
Smart Balance, Inc.*	5,942	27,274
Snyders-Lance, Inc.	2,742	54,429
Tootsie Roll Industries, Inc.	2,706	76,737
TreeHouse Foods, Inc.*	3,670	208,713

		3,938,178

Household Products (0.0%)
Central Garden & Pet Co., Class A*	5,973	55,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Oil-Dri Corp. of America	800	$17,040
Spectrum Brands Holdings, Inc.*	1,872	51,967
WD-40 Co.	1,700	71,978

		195,996

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,800	84,028
Female Health Co.	2,300	11,477
Inter Parfums, Inc.	1,504	27,839
Medifast, Inc.*	1,439	28,420
Nature’s Sunshine Products, Inc.*	580	5,197
Nu Skin Enterprises, Inc., Class A	5,060	145,475
Nutraceutical International Corp.*	1,038	15,549
Prestige Brands Holdings, Inc.*	4,156	47,794
Revlon, Inc., Class A*	1,231	19,536
Schiff Nutrition International, Inc.	1,337	12,180
Synutra International, Inc.*	2,018	23,207
USANA Health Sciences, Inc.*	560	19,326

		440,028

Tobacco (0.1%)
Alliance One International, Inc.*	8,450	33,969
Star Scientific, Inc.*	10,249	46,530
Universal Corp.	2,557	111,332
Vector Group Ltd.	4,526	78,255

		270,086

Total Consumer Staples		7,497,919

Energy (8.7%)
Energy Equipment & Services (6.5%)
Atwood Oceanics, Inc.*	67,000	3,110,810
Basic Energy Services, Inc.*	2,540	64,795
Bristow Group, Inc.*	82,374	3,896,290
Cal Dive International, Inc.*	9,508	66,366
CARBO Ceramics, Inc.	1,944	274,337
Complete Production Services, Inc.*	8,106	257,852
Dawson Geophysical Co.*	1,022	44,845
Dril-Quip, Inc.*	3,556	281,031
Global Industries Ltd.*	246,900	2,417,151
Gulf Island Fabrication, Inc.	1,460	46,968
Gulfmark Offshore, Inc., Class A*	2,394	106,557
Helix Energy Solutions Group, Inc.*.	135,758	2,335,038
Hercules Offshore, Inc.*	13,142	86,869
Hornbeck Offshore Services, Inc.*	2,388	73,670
ION Geophysical Corp.*	13,184	167,305
Key Energy Services, Inc.*	13,157	204,591
Lufkin Industries, Inc.	3,132	292,748
Matrix Service Co.*	2,865	39,823
Natural Gas Services Group, Inc.*	1,296	23,017
Newpark Resources, Inc.*	8,860	69,640
Oil States International, Inc.*	42,200	3,213,108
OYO Geospace Corp.*	520	51,262
Parker Drilling Co.*	11,360	78,497
PHI, Inc. (Non-Voting)*	1,710	37,825
Pioneer Drilling Co.*	5,580	77,004
RigNet, Inc.*	511	9,290
Rowan Cos., Inc.*	102,500	4,528,450
RPC, Inc.	5,055	127,993
Tesco Corp.*	3,106	68,177
TETRA Technologies, Inc.*	7,924	122,030
Tidewater, Inc.	66,000	3,950,100
Union Drilling, Inc.*	1,660	17,015
Unit Corp.*	58,950	3,651,952
Vantage Drilling Co.*	11,048	19,886
Willbros Group, Inc.*	4,540	49,577

		29,861,869

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	7,196	$42,097
Alon USA Energy, Inc.	1,280	17,536
Amyris, Inc.*	627	17,895
Apco Oil and Gas International, Inc.	933	80,014
Approach Resources, Inc.*	1,779	59,774
Arch Coal, Inc.	16,800	605,472
ATP Oil & Gas Corp.*	4,461	80,789
Berry Petroleum Co., Class A	5,420	273,439
Bill Barrett Corp.*	4,762	190,051
BPZ Resources, Inc.*	10,360	55,012
Brigham Exploration Co.*	12,150	451,737
Callon Petroleum Co.*	2,942	22,859
CAMAC Energy, Inc.*	4,708	7,062
Carrizo Oil & Gas, Inc.*	3,343	123,457
Cheniere Energy, Inc.*	4,916	45,768
Clayton Williams Energy, Inc.*	647	68,388
Clean Energy Fuels Corp.*	4,152	68,010
Cloud Peak Energy, Inc.*	3,600	77,724
Contango Oil & Gas Co.*	1,180	74,623
Crosstex Energy, Inc.	4,521	44,984
CVR Energy, Inc.*	2,920	67,627
Delek U.S. Holdings, Inc.	1,930	26,171
Delta Petroleum Corp.*	21,510	19,574
DHT Holdings, Inc.	4,190	20,154
Endeavour International Corp.*	3,115	39,561
Energy Partners Ltd.*	2,975	53,550
Energy XXI Bermuda Ltd.*	7,389	251,965
Evolution Petroleum Corp.*	1,304	10,171
FX Energy, Inc.*	4,659	38,949
Gastar Exploration Ltd.*	4,211	20,466
General Maritime Corp.	5,810	11,911
GeoResources, Inc.*	1,328	41,527
Gevo, Inc.*	499	9,830
GMX Resources, Inc.*	5,770	35,601
Golar LNG Ltd.	3,760	96,181
Goodrich Petroleum Corp.*	2,504	55,639
Green Plains Renewable Energy, Inc.*	1,604	19,280
Gulfport Energy Corp.*	2,846	102,883
Harvest Natural Resources, Inc.*	3,662	55,809
Houston American Energy Corp.	1,853	28,555
International Coal Group, Inc.*	13,439	151,861
Isramco, Inc.*	200	13,000
James River Coal Co.*	3,623	87,568
Knightsbridge Tankers Ltd.	2,514	62,951
Kodiak Oil & Gas Corp.*	18,152	121,618
L&L Energy, Inc.*	1,532	10,601
Magnum Hunter Resources Corp.*	4,978	42,662
McMoRan Exploration Co.*	8,984	159,107
Miller Petroleum, Inc.*	1,838	9,190
Nordic American Tanker Shipping Ltd.	4,759	118,214
Northern Oil and Gas, Inc.*	5,769	154,032
Oasis Petroleum, Inc.*	5,007	158,321
Overseas Shipholding Group, Inc.	42,631	1,370,160
Panhandle Oil and Gas, Inc., Class A.	800	25,320
Patriot Coal Corp.*	8,163	210,850
Penn Virginia Corp.	4,815	81,662
Petroleum Development Corp.*	2,409	115,656
PetroQuest Energy, Inc.*	6,020	56,347
RAM Energy Resources, Inc.*	5,240	10,899
Rentech, Inc.*	21,628	27,035
Resolute Energy Corp.*	3,906	70,855
REX American Resources Corp.*	990	15,800
Rex Energy Corp.*	3,373	39,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rosetta Resources, Inc.*	5,582	$265,368
Scorpio Tankers, Inc.*	975	10,062
Ship Finance International Ltd.	4,756	98,592
Stone Energy Corp.*	4,634	154,637
Swift Energy Co.*	3,967	169,312
Syntroleum Corp.*	7,358	16,629
Targa Resources Corp.	1,681	60,919
Teekay Corp.	47,869	1,767,802
Teekay Tankers Ltd., Class A	2,648	27,698
TransAtlantic Petroleum Ltd.*	15,149	46,962
Uranium Energy Corp.*	7,200	28,728
USEC, Inc.*	11,783	51,845
VAALCO Energy, Inc.*	5,050	39,188
Venoco, Inc.*	2,190	37,427
W&T Offshore, Inc.	3,670	83,639
Warren Resources, Inc.*	6,280	31,965
Western Refining, Inc.*	5,049	85,581
World Fuel Services Corp.	7,353	298,605

		9,800,058

Total Energy		39,661,927

Financials (12.1%)
Capital Markets (0.7%)
American Capital Ltd.*	35,785	354,272
Apollo Investment Corp.	20,061	241,936
Arlington Asset Investment Corp., Class A	689	20,973
Artio Global Investors, Inc.	2,916	47,123
BGC Partners, Inc., Class A	5,645	52,442
BlackRock Kelso Capital Corp.	5,848	59,240
Calamos Asset Management, Inc., Class A	1,770	29,364
Capital Southwest Corp.	314	28,740
Cohen & Steers, Inc.	2,030	60,250
Cowen Group, Inc., Class A*	2,900	11,629
Diamond Hill Investment Group, Inc.	290	23,200
Duff & Phelps Corp., Class A	2,676	42,762
Epoch Holding Corp.	1,720	27,142
Evercore Partners, Inc., Class A	1,627	55,790
FBR Capital Markets Corp.*	4,819	17,252
Fifth Street Finance Corp.	6,853	91,488
Financial Engines, Inc.*	1,137	31,336
FXCM, Inc., Class A	2,300	29,969
GAMCO Investors, Inc., Class A	711	32,962
GFI Group, Inc.	6,260	31,425
Gladstone Capital Corp.	1,860	21,037
Gladstone Investment Corp.	1,590	12,338
Gleacher & Co., Inc.*	6,770	11,780
Golub Capital BDC, Inc.	587	9,263
Harris & Harris Group, Inc.*	2,360	12,697
Hercules Technology Growth Capital, Inc.	3,180	34,980
HFF, Inc., Class A*	1,724	25,929
Internet Capital Group, Inc.*	3,996	56,743
INTL FCStone, Inc.*	1,271	32,309
Investment Technology Group, Inc.*	4,483	81,546
JMP Group, Inc.	2,200	18,942
KBW, Inc.	3,510	91,927
Knight Capital Group, Inc., Class A*	9,457	126,724
LaBranche & Co., Inc.*	4,197	16,494
Ladenburg Thalmann Financial Services, Inc.*	8,981	10,328
Main Street Capital Corp.	1,400	25,830
MCG Capital Corp.	7,827	50,875
Medallion Financial Corp.	1,549	13,616
Medley Capital Corp.*	1,136	$13,836
MF Global Holdings Ltd.*	12,393	102,614
MVC Capital, Inc.	2,660	36,495
NGP Capital Resources Co.	1,640	15,810
Oppenheimer Holdings, Inc., Class A	1,110	37,196
optionsXpress Holdings, Inc.	4,462	81,699
PennantPark Investment Corp.	4,523	53,914
Penson Worldwide, Inc.*	2,570	17,245
Piper Jaffray Cos., Inc.*	1,820	75,403
Prospect Capital Corp.	8,927	108,999
Pzena Investment Management, Inc., Class A	1,100	7,766
Rodman & Renshaw Capital Group, Inc.*	1,582	3,243
Safeguard Scientifics, Inc.*	2,143	43,610
Sanders Morris Harris Group, Inc.	2,900	23,229
Solar Capital Ltd.	793	18,937
Solar Senior Capital Ltd.*	818	15,239
Stifel Financial Corp.*	3,680	264,187
SWS Group, Inc.	2,450	14,871
TICC Capital Corp.	2,817	30,621
TradeStation Group, Inc.*	3,987	27,989
Triangle Capital Corp.	1,076	19,433
Virtus Investment Partners, Inc.*	582	34,291
Westwood Holdings Group, Inc.	740	29,785

		3,019,065

Commercial Banks (1.8%)
1st Source Corp.	1,920	38,477
1st United Bancorp, Inc.*	1,716	12,046
Alliance Financial Corp./New York	600	20,010
American National Bankshares, Inc.	900	20,259
Ameris Bancorp*	2,305	23,419
Ames National Corp.	1,040	19,864
Arrow Financial Corp.	1,285	31,791
BancFirst Corp.	800	34,144
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,430	42,428
Bancorp Rhode Island, Inc.	200	6,174
Bancorp, Inc./Delaware*	2,701	24,930
Bank of Marin Bancorp/California	700	26,124
Bank of the Ozarks, Inc.	1,254	54,812
Boston Private Financial Holdings, Inc.	6,590	46,591
Bridge Bancorp, Inc.	900	20,133
Bryn Mawr Bank Corp.	1,100	22,627
Camden National Corp.	950	32,528
Capital City Bank Group, Inc.	1,570	19,908
Cardinal Financial Corp.	2,991	34,875
Cathay General Bancorp	7,905	134,780
Center Financial Corp.*	3,212	23,576
Centerstate Banks, Inc.	2,109	14,763
Century Bancorp, Inc./Massachusetts, Class A	355	9,503
Chemical Financial Corp.	61,412	1,223,941
Citizens & Northern Corp.	1,577	26,509
Citizens Republic Bancorp, Inc.*	38,543	34,299
City Holding Co.	1,520	53,747
CNB Financial Corp./Pennsylvania	1,300	18,863
CoBiz Financial, Inc.	3,148	21,879
Columbia Banking System, Inc.	4,141	79,383
Community Bank System, Inc.	3,220	78,149
Community Trust Bancorp, Inc.	1,410	39,015
CVB Financial Corp.	9,148	85,168
Danvers Bancorp, Inc.	1,980	42,412
Eagle Bancorp, Inc.*	2,000	28,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Encore Bancshares, Inc.*	469	$5,694
Enterprise Financial Services Corp.	1,640	23,075
F.N.B. Corp./Pennsylvania	11,420	120,367
Financial Institutions, Inc.	1,133	19,827
First Bancorp, Inc./Maine	1,310	19,977
First Bancorp/North Carolina	1,518	20,129
First BanCorp/Puerto Rico*	433	2,165
First Busey Corp.	5,985	30,404
First Commonwealth Financial Corp.	9,710	66,513
First Community Bancshares, Inc./Virginia	1,504	21,327
First Financial Bancorp	5,880	98,137
First Financial Bankshares, Inc.	2,310	118,665
First Financial Corp./Indiana	1,164	38,691
First Interstate Bancsystem, Inc.	901	12,254
First Merchants Corp.	2,713	22,436
First Midwest Bancorp, Inc./Illinois	7,407	87,328
First of Long Island Corp.	800	22,200
First South Bancorp, Inc./North Carolina	1,310	6,537
FirstMerit Corp.	11,354	193,699
German American Bancorp, Inc.	1,500	25,785
Glacier Bancorp, Inc.	7,253	109,158
Great Southern Bancorp, Inc.	1,300	27,885
Green Bankshares, Inc.*	1,112	3,102
Hancock Holding Co.	2,284	75,006
Hanmi Financial Corp.*	4,788	5,937
Heartland Financial USA, Inc.	1,680	28,560
Heritage Financial Corp./Washington*	1,100	15,587
Home Bancorp, Inc.*	1,400	21,448
Home Bancshares, Inc./Arkansas	2,332	53,053
Hudson Valley Holding Corp.	1,347	29,634
IBERIABANK Corp.	2,723	163,734
Independent Bank Corp./Massachusetts	1,980	53,480
International Bancshares Corp.	5,538	101,567
Investors Bancorp, Inc.*	4,600	68,494
Lakeland Bancorp, Inc.	1,732	17,978
Lakeland Financial Corp.	1,440	32,659
MainSource Financial Group, Inc.	1,660	16,617
MB Financial, Inc.	5,442	114,064
Merchants Bancshares, Inc.	200	5,296
Metro Bancorp, Inc.*	1,176	14,524
Midsouth Bancorp, Inc.	1,000	14,460
MidWestOne Financial Group, Inc.	487	7,227
Nara Bancorp, Inc.*	3,779	36,354
National Bankshares, Inc./Virginia	1,000	28,900
National Penn Bancshares, Inc.	12,750	98,685
NBT Bancorp, Inc.	3,600	82,044
Northfield Bancorp, Inc./New Jersey	2,430	33,534
Old National Bancorp/Indiana	8,770	94,014
OmniAmerican Bancorp, Inc.*	924	14,636
Oriental Financial Group, Inc.	5,112	64,156
Orrstown Financial Services, Inc.	900	25,200
Pacific Continental Corp.	2,510	25,577
PacWest Bancorp	3,103	67,490
Park National Corp.	1,330	88,871
Peapack-Gladstone Financial Corp.	1,222	16,204
Penns Woods Bancorp, Inc.	600	23,358
Peoples Bancorp, Inc./Ohio	15,560	187,031
Pinnacle Financial Partners, Inc.*	3,170	52,432
Porter Bancorp, Inc.	666	5,255
PrivateBancorp, Inc.	5,400	82,566
Prosperity Bancshares, Inc.	4,710	201,447
Renasant Corp.	2,570	43,639
Republic Bancorp, Inc./Kentucky, Class A	921	$17,941
S&T Bancorp, Inc.	2,452	52,890
Sandy Spring Bancorp, Inc.	2,260	41,720
SCBT Financial Corp.	1,309	43,563
Sierra Bancorp	1,210	13,528
Signature Bank/New York*	4,173	235,357
Simmons First National Corp., Class A	1,540	41,719
Southside Bancshares, Inc.	1,649	35,289
Southwest Bancorp, Inc./Oklahoma*.	1,932	27,415
State Bancorp, Inc./New York	1,608	16,707
StellarOne Corp.	2,060	29,252
Sterling Bancorp/New York	2,880	28,829
Sterling Bancshares, Inc./Texas	10,061	86,625
Suffolk Bancorp	1,050	22,029
Susquehanna Bancshares, Inc.	13,297	124,327
SVB Financial Group*	4,322	246,051
SY Bancorp, Inc.	1,450	36,482
Taylor Capital Group, Inc.*	849	8,923
Texas Capital Bancshares, Inc.*	3,699	96,137
Tompkins Financial Corp.	847	35,193
Tower Bancorp, Inc.	600	13,374
TowneBank/Virginia	2,740	42,908
Trico Bancshares	1,516	24,726
Trustmark Corp.	6,510	152,464
UMB Financial Corp.	3,220	120,283
Umpqua Holdings Corp.	11,704	133,894
Union First Market Bankshares Corp.	1,944	21,870
United Bankshares, Inc.	3,840	101,837
United Community Banks, Inc./Georgia*	9,464	22,430
Univest Corp. of Pennsylvania	1,748	30,975
Virginia Commerce Bancorp, Inc.*	1,615	9,270
Washington Banking Co.	1,586	22,363
Washington Trust Bancorp, Inc.	1,790	42,495
Webster Financial Corp.	6,902	147,910
WesBanco, Inc.	2,710	56,124
West Bancorp, Inc.	1,718	13,710
West Coast Bancorp/Oregon*	9,643	33,461
Westamerica Bancorp	2,979	153,031
Western Alliance Bancorp*	5,986	49,205
Whitney Holding Corp./Louisiana	6,025	82,060
Wilshire Bancorp, Inc.*	2,160	10,584
Wintrust Financial Corp.	3,217	118,225

		8,294,476

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	5,301	28,095
Cash America International, Inc.	3,140	144,597
CompuCredit Holdings Corp.*	2,300	15,111
Credit Acceptance Corp.*	600	42,576
Dollar Financial Corp.*	3,921	81,361
EZCORP, Inc., Class A*	4,811	151,017
First Cash Financial Services, Inc.*	3,063	118,232
First Marblehead Corp.*	7,750	17,050
Imperial Holdings, Inc.*	1,800	18,270
Nelnet, Inc., Class A	2,712	59,203
Netspend Holdings, Inc.*	3,247	34,159
World Acceptance Corp.*	1,752	114,230

		823,901

Diversified Financial Services (0.1%)
Asset Acceptance Capital Corp.*	2,160	11,599
Asta Funding, Inc.	750	6,420
California First National Bancorp	200	3,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Diversified Holdings	3,377	$49,777
Encore Capital Group, Inc.*	1,437	34,043
Life Partners Holdings, Inc.	1,031	8,289
MarketAxess Holdings, Inc.	3,050	73,810
Marlin Business Services Corp.*	697	8,601
NewStar Financial, Inc.*	3,201	34,955
PHH Corp.*	5,749	125,156
PICO Holdings, Inc.*	2,402	72,204
Portfolio Recovery Associates, Inc.*	1,757	149,573
Primus Guaranty Ltd.*	2,740	13,919

		591,400

Insurance (6.4%)
Alterra Capital Holdings Ltd.	8,657	193,397
American Equity Investment Life Holding Co.	5,660	74,259
American National Insurance Co.	11,550	914,413
American Safety Insurance Holdings Ltd.*	920	19,716
AMERISAFE, Inc.*	1,700	37,587
Amtrust Financial Services, Inc.	2,770	52,824
Argo Group International Holdings Ltd.	3,130	103,415
Arthur J. Gallagher & Co.	39,300	1,195,113
Aspen Insurance Holdings Ltd.	80,950	2,230,982
Baldwin & Lyons, Inc., Class B	1,100	25,762
Citizens, Inc./Texas*	4,400	32,120
CNA Surety Corp.*	2,110	53,299
CNO Financial Group, Inc.*	23,445	176,072
Crawford & Co., Class B	3,080	14,661
Delphi Financial Group, Inc., Class A	4,730	145,258
Donegal Group, Inc., Class A	1,630	21,793
eHealth, Inc.*	2,512	33,410
EMC Insurance Group, Inc.	559	13,880
Employers Holdings, Inc.	4,622	95,491
Enstar Group Ltd.*	690	68,917
FBL Financial Group, Inc., Class A	1,550	47,616
First American Financial Corp.	10,691	176,401
Flagstone Reinsurance Holdings S.A.	5,148	46,383
FPIC Insurance Group, Inc.*	830	31,457
Global Indemnity plc*	1,497	32,904
Greenlight Capital Reinsurance Ltd., Class A*	3,009	84,884
Hallmark Financial Services*	1,098	9,201
Hanover Insurance Group, Inc.	23,000	1,040,750
Harleysville Group, Inc.	1,310	43,400
HCC Insurance Holdings, Inc.	25,100	785,881
Hilltop Holdings, Inc.*	3,690	37,048
Horace Mann Educators Corp.	3,820	64,176
Infinity Property & Casualty Corp.	1,448	86,142
Kansas City Life Insurance Co.	590	18,868
Maiden Holdings Ltd.	6,130	45,914
Meadowbrook Insurance Group, Inc.	5,965	61,738
Montpelier Reinsurance Holdings Ltd.	108,346	1,914,474
National Financial Partners Corp.*	4,640	68,440
National Interstate Corp.	970	20,224
National Western Life Insurance Co., Class A	233	37,804
Navigators Group, Inc.*	1,180	60,770
Old Republic International Corp.	244,000	3,096,360
Phoenix Cos., Inc.*	10,900	29,648
Platinum Underwriters Holdings Ltd.	3,852	146,723
Presidential Life Corp.	2,145	20,442
Primerica, Inc.	2,476	63,163
ProAssurance Corp.*	3,142	199,109
Protective Life Corp.	172,600	4,582,530
RLI Corp.	23,540	$1,357,081
Safety Insurance Group, Inc.	1,440	66,398
SeaBright Holdings, Inc.	1,800	18,450
Selective Insurance Group, Inc.	5,250	90,825
StanCorp Financial Group, Inc.	45,500	2,098,460
State Auto Financial Corp.	1,563	28,478
Stewart Information Services Corp.	2,100	22,008
Tower Group, Inc.	101,434	2,437,459
Transatlantic Holdings, Inc.	51,000	2,482,170
United Fire & Casualty Co.	2,286	46,200
Universal Insurance Holdings, Inc.	2,300	12,466
Validus Holdings Ltd.	71,522	2,383,828

		29,398,642

Real Estate Investment Trusts (REITs) (2.1%)
Acadia Realty Trust (REIT)	4,139	78,310
Agree Realty Corp. (REIT)	850	19,082
Alexander’s, Inc. (REIT)	250	101,737
American Assets Trust, Inc. (REIT) .	3,286	69,893
American Campus Communities, Inc. (REIT)	6,769	223,377
American Capital Agency Corp. (REIT)	12,747	371,448
Anworth Mortgage Asset Corp. (REIT)	11,120	78,841
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,300	21,255
Ashford Hospitality Trust, Inc. (REIT)	4,428	48,797
Associated Estates Realty Corp. (REIT)	3,218	51,102
BioMed Realty Trust, Inc. (REIT)	14,001	266,299
Campus Crest Communities, Inc. (REIT)	3,273	38,720
CapLease, Inc. (REIT)	7,050	38,634
Capstead Mortgage Corp. (REIT)	7,990	102,112
CBL & Associates Properties, Inc. (REIT)	14,593	254,210
Cedar Shopping Centers, Inc. (REIT)	5,620	33,889
Chatham Lodging Trust (REIT)	636	10,335
Chesapeake Lodging Trust (REIT)	2,584	44,987
Cogdell Spencer, Inc. (REIT)	4,183	24,847
Colonial Properties Trust (REIT)	7,276	140,063
Colony Financial, Inc. (REIT)	1,900	35,777
Coresite Realty Corp. (REIT)	2,103	33,311
Cousins Properties, Inc. (REIT)	8,935	74,607
CreXus Investment Corp. (REIT)	1,900	21,698
Cypress Sharpridge Investments, Inc. (REIT)	7,142	90,561
DCT Industrial Trust, Inc. (REIT)	25,094	139,272
DiamondRock Hospitality Co. (REIT)	16,030	179,055
DuPont Fabros Technology, Inc. (REIT)	4,326	104,905
Dynex Capital, Inc. (REIT)	3,649	36,709
EastGroup Properties, Inc. (REIT)	3,070	134,988
Education Realty Trust, Inc. (REIT)	5,881	47,224
Entertainment Properties Trust (REIT)	4,833	226,281
Equity Lifestyle Properties, Inc. (REIT)	2,724	157,039
Equity One, Inc. (REIT)	4,093	76,826
Excel Trust, Inc. (REIT)	1,117	13,169
Extra Space Storage, Inc. (REIT)	9,160	189,704
FelCor Lodging Trust, Inc. (REIT)*	9,987	61,220
First Industrial Realty Trust, Inc. (REIT)*	7,976	94,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
First Potomac Realty Trust (REIT)	4,486	$70,654
Franklin Street Properties Corp. (REIT)	7,570	106,510
Getty Realty Corp. (REIT)	2,130	48,734
Gladstone Commercial Corp. (REIT)	809	14,756
Glimcher Realty Trust (REIT)	8,833	81,705
Government Properties Income Trust (REIT)	2,858	76,766
Hatteras Financial Corp. (REIT)	7,422	208,707
Healthcare Realty Trust, Inc. (REIT)	6,571	149,162
Hersha Hospitality Trust (REIT)	11,998	71,268
Highwoods Properties, Inc. (REIT)	7,503	262,680
Home Properties, Inc. (REIT)	3,889	229,257
Hudson Pacific Properties, Inc. (REIT)	1,525	22,417
Inland Real Estate Corp. (REIT)	8,210	78,323
Invesco Mortgage Capital, Inc. (REIT)	7,334	160,248
Investors Real Estate Trust (REIT)	7,020	66,690
iStar Financial, Inc. (REIT)*	9,469	86,925
Kilroy Realty Corp. (REIT)	5,726	222,341
Kite Realty Group Trust (REIT)	6,160	32,710
LaSalle Hotel Properties (REIT)	7,402	199,854
Lexington Realty Trust (REIT)	10,546	98,605
LTC Properties, Inc. (REIT)	3,103	87,939
Medical Properties Trust, Inc. (REIT)	11,170	129,237
MFA Financial, Inc. (REIT)	35,419	290,436
Mid-America Apartment Communities, Inc. (REIT)	3,653	234,523
Mission West Properties, Inc. (REIT)	1,040	6,833
Monmouth Real Estate Investment Corp. (REIT), Class A	2,612	21,444
MPG Office Trust, Inc. (REIT)*	4,948	18,357
National Health Investors, Inc. (REIT)	2,499	119,752
National Retail Properties, Inc. (REIT)	8,792	229,735
Newcastle Investment Corp. (REIT)*	6,367	38,457
NorthStar Realty Finance Corp. (REIT)	8,230	44,030
Omega Healthcare Investors, Inc. (REIT)	9,828	219,558
One Liberty Properties, Inc. (REIT)	754	11,370
Parkway Properties, Inc./Maryland (REIT)	2,630	44,710
Pebblebrook Hotel Trust (REIT)	3,559	78,832
Pennsylvania Real Estate Investment Trust (REIT)	5,760	82,195
PennyMac Mortgage Investment Trust (REIT)	2,000	36,780
Post Properties, Inc. (REIT)	5,234	205,434
Potlatch Corp. (REIT)	4,078	163,936
PS Business Parks, Inc. (REIT)	1,883	109,101
RAIT Financial Trust (REIT)	6,849	16,849
Ramco-Gershenson Properties Trust (REIT)	3,675	46,048
Redwood Trust, Inc. (REIT)	8,710	135,440
Resource Capital Corp. (REIT)	4,310	28,403
Retail Opportunity Investments Corp. (REIT)	4,301	47,053
Sabra Healthcare REIT, Inc. (REIT)	2,584	45,504
Saul Centers, Inc. (REIT)	621	27,666
Sovran Self Storage, Inc. (REIT)	2,739	108,327
Strategic Hotels & Resorts, Inc. (REIT)*	14,888	96,028
Sun Communities, Inc. (REIT)	1,972	70,302
Sunstone Hotel Investors, Inc. (REIT)*	12,629	$128,689
Tanger Factory Outlet Centers (REIT)	8,916	233,956
Terreno Realty Corp. (REIT)*	1,314	22,640
Two Harbors Investment Corp. (REIT)	7,083	74,159
UMH Properties, Inc. (REIT)	773	7,684
Universal Health Realty Income Trust (REIT)	1,131	45,839
Urstadt Biddle Properties, Inc. (REIT), Class A	2,140	40,703
U-Store-It Trust (REIT)	10,169	106,978
Walter Investment Management Corp. (REIT)	2,617	42,212
Washington Real Estate Investment Trust (REIT)	6,373	198,137
Winthrop Realty Trust (REIT)	1,637	20,053

		9,738,760

Real Estate Management & Development (0.0%)
Avatar Holdings, Inc.*	814	16,109
Consolidated-Tomoka Land Co.	549	17,788
Forestar Group, Inc.*	3,980	75,700
Kennedy-Wilson Holdings, Inc.*	1,753	19,037
Tejon Ranch Co.*	1,340	49,232
Thomas Properties Group, Inc.*	3,193	10,696

		188,562

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.	1,680	20,546
Astoria Financial Corp.	8,700	125,019
Bank Mutual Corp.	4,140	17,512
BankFinancial Corp.	1,640	15,072
Beneficial Mutual Bancorp, Inc.*	4,080	35,170
Berkshire Hills Bancorp, Inc.	1,700	35,445
BofI Holding, Inc.*	534	8,288
Brookline Bancorp, Inc.	3,536	37,234
Clifton Savings Bancorp, Inc.	1,640	19,467
Dime Community Bancshares, Inc.	3,230	47,675
ESB Financial Corp.	1,400	20,678
ESSA Bancorp, Inc.	1,120	14,784
Farmer Mac, Class C	967	18,479
First Financial Holdings, Inc.	1,751	19,804
Flagstar Bancorp, Inc.*	4,345	6,517
Flushing Financial Corp.	2,790	41,571
Fox Chase Bancorp, Inc.	1,037	14,435
Heritage Financial Group, Inc.	251	3,195
Home Federal Bancorp, Inc./Idaho	1,700	20,026
Kaiser Federal Financial Group, Inc.	719	8,844
Kearny Financial Corp.	1,352	13,561
Meridian Interstate Bancorp, Inc.*	1,510	21,215
MGIC Investment Corp.*	20,872	185,552
NASB Financial, Inc.*	590	9,546
NewAlliance Bancshares, Inc.	10,900	161,756
Northwest Bancshares, Inc.	11,435	143,395
OceanFirst Financial Corp.	960	13,392
Ocwen Financial Corp.*	7,521	82,881
Oritani Financial Corp.	5,092	64,567
PMI Group, Inc.*	15,042	40,613
Provident Financial Services, Inc.	5,920	87,616
Provident New York Bancorp	4,350	44,892
Radian Group, Inc.	14,012	95,422
Rockville Financial, Inc.	2,032	21,198
Roma Financial Corp.	1,420	15,719
Territorial Bancorp, Inc.	1,400	27,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
TrustCo Bank Corp./New York	290,190	$1,720,827
United Financial Bancorp, Inc.	1,330	21,958
ViewPoint Financial Group	2,016	26,208
Walker & Dunlop, Inc.*	1,095	13,304
Waterstone Financial, Inc.*	1,210	3,715
Westfield Financial, Inc.	3,830	34,700
WSFS Financial Corp.	590	27,789

		3,407,475

Total Financials		55,462,281

Health Care (5.6%)
Biotechnology (0.9%)
Acorda Therapeutics, Inc.*	4,092	94,934
Affymax, Inc.*	1,660	9,744
Alkermes, Inc.*	9,966	129,060
Allos Therapeutics, Inc.*	8,036	25,474
Alnylam Pharmaceuticals, Inc.*	4,080	39,046
AMAG Pharmaceuticals, Inc.*	2,205	36,824
Ardea Biosciences, Inc.*	1,457	41,801
Arena Pharmaceuticals, Inc.*	11,920	16,569
ARIAD Pharmaceuticals, Inc.*	12,977	97,587
ArQule, Inc.*	3,810	27,280
Array BioPharma, Inc.*	5,949	18,204
AVI BioPharma, Inc.*	10,720	20,046
BioCryst Pharmaceuticals, Inc.*	3,100	11,749
BioMimetic Therapeutics, Inc.*	1,777	23,297
BioSante Pharmaceuticals, Inc.*	5,824	11,532
Biospecifics Technologies Corp.*	500	12,750
Biotime, Inc.*	2,137	15,921
Celera Corp.*	7,960	64,556
Celldex Therapeutics, Inc.*	3,166	12,727
Cepheid, Inc.*	6,176	173,052
Chelsea Therapeutics International Ltd.*	2,400	9,360
Clinical Data, Inc.*	1,137	34,451
Codexis, Inc.*	548	6,499
Cubist Pharmaceuticals, Inc.*	6,055	152,828
Curis, Inc.*	6,618	21,509
Cytokinetics, Inc.*	5,248	7,820
Cytori Therapeutics, Inc.*	4,105	32,142
CytRx Corp.*	10,845	9,545
Dyax Corp.*	10,324	16,622
Dynavax Technologies Corp.*	6,995	19,306
Emergent Biosolutions, Inc.*	2,020	48,803
Enzon Pharmaceuticals, Inc.*	5,353	58,348
Exact Sciences Corp.*	3,433	25,267
Exelixis, Inc.*	12,942	146,245
Genomic Health, Inc.*	1,740	42,804
Geron Corp.*	9,544	48,197
Halozyme Therapeutics, Inc.*	7,600	50,996
Idenix Pharmaceuticals, Inc.*	3,525	11,703
Immunogen, Inc.*	6,991	63,408
Immunomedics, Inc.*	7,259	27,729
Incyte Corp.*	9,334	147,944
Infinity Pharmaceuticals, Inc.*	1,686	9,914
Inhibitex, Inc.*	4,892	17,709
Inovio Pharmaceuticals, Inc.*	7,936	8,730
InterMune, Inc.*	5,060	238,781
Ironwood Pharmaceuticals, Inc.*	2,035	28,490
Isis Pharmaceuticals, Inc.*	10,210	92,298
Keryx Biopharmaceuticals, Inc.*	5,300	26,500
Lexicon Pharmaceuticals, Inc.*	19,337	32,486
Ligand Pharmaceuticals, Inc., Class B*	2,338	23,380
MannKind Corp.*	6,690	24,419
Maxygen, Inc.	2,935	15,262
Medivation, Inc.*	3,350	$62,444
Metabolix, Inc.*	2,731	28,703
Micromet, Inc.*	8,418	47,225
Momenta Pharmaceuticals, Inc.*	4,480	71,008
Nabi Biopharmaceuticals*	4,466	25,947
Nanosphere, Inc.*	1,810	5,883
Neuralstem, Inc.*	4,103	7,385
Neurocrine Biosciences, Inc.*	5,009	38,018
NeurogesX, Inc.*	1,339	5,423
Novavax, Inc.*	8,910	23,077
NPS Pharmaceuticals, Inc.*	5,700	54,549
Nymox Pharmaceutical Corp.*	1,582	12,482
Omeros Corp.*	1,748	13,984
Onyx Pharmaceuticals, Inc.*	6,380	224,448
Opko Health, Inc.*	8,717	32,514
Orexigen Therapeutics, Inc.*	3,514	9,874
Osiris Therapeutics, Inc.*	2,240	16,262
PDL BioPharma, Inc.	11,926	69,171
Peregrine Pharmaceuticals, Inc.*	4,826	11,389
Pharmacyclics, Inc.*	3,846	22,653
Pharmasset, Inc.*	3,271	257,460
Progenics Pharmaceuticals, Inc.*	3,580	22,124
Rigel Pharmaceuticals, Inc.*	5,800	41,238
Sangamo BioSciences, Inc.*	4,010	33,403
Savient Pharmaceuticals, Inc.*	7,362	78,037
Sciclone Pharmaceuticals, Inc.*	4,361	17,618
Seattle Genetics, Inc.*	8,817	137,281
SIGA Technologies, Inc.*	3,438	41,600
Spectrum Pharmaceuticals, Inc.*	5,014	44,575
StemCells, Inc.*	9,100	8,281
SuperGen, Inc.*	4,600	14,260
Synta Pharmaceuticals Corp.*	2,940	15,464
Targacept, Inc.*	2,453	65,225
Theravance, Inc.*	6,567	159,053
Vanda Pharmaceuticals, Inc.*	3,266	23,809
Vical, Inc.*	5,494	16,262
Zalicus, Inc.*	6,152	14,888
ZIOPHARM Oncology, Inc.*	4,828	30,175

		4,184,840

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.*	2,120	61,141
ABIOMED, Inc.*	3,680	53,470
Accuray, Inc.*	4,984	45,005
Align Technology, Inc.*	6,194	126,853
Alimera Sciences, Inc.*	560	4,368
Alphatec Holdings, Inc.*	5,125	13,837
American Medical Systems Holdings, Inc.*	7,809	168,987
Analogic Corp.	1,344	76,003
AngioDynamics, Inc.*	2,920	44,150
Antares Pharma, Inc.*	6,405	11,529
ArthroCare Corp.*	2,773	92,452
Atrion Corp.	160	27,915
Cantel Medical Corp.	1,580	40,685
Cerus Corp.*	3,900	11,271
Conceptus, Inc.*	3,224	46,587
CONMED Corp.*	3,054	80,259
CryoLife, Inc.*	3,700	22,570
Cutera, Inc.*	1,515	12,984
Cyberonics, Inc.*	2,920	92,885
Cynosure, Inc., Class A*	1,102	15,307
Delcath Systems, Inc.*	3,894	28,699
DexCom, Inc.*	5,987	92,918
DynaVox, Inc., Class A*	840	4,637
Endologix, Inc.*	5,337	36,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Exactech, Inc.*	1,120	$19,656
Greatbatch, Inc.*	2,446	64,721
Haemonetics Corp.*	2,619	171,649
Hansen Medical, Inc.*	4,434	9,799
HeartWare International, Inc.*	974	83,306
ICU Medical, Inc.*	1,120	49,034
Immucor, Inc.*	7,170	141,823
Insulet Corp.*	3,990	82,274
Integra LifeSciences Holdings Corp.*	2,140	101,479
Invacare Corp.	2,880	89,626
IRIS International, Inc.*	1,560	14,071
Kensey Nash Corp.*	771	19,206
MAKO Surgical Corp.*	2,555	61,831
Masimo Corp.	5,318	176,026
Medical Action Industries, Inc.*	1,461	12,272
MELA Sciences, Inc.*	2,393	8,423
Meridian Bioscience, Inc.	4,020	96,440
Merit Medical Systems, Inc.*	2,976	58,389
Natus Medical, Inc.*	2,987	50,182
Neogen Corp.*	2,335	96,622
NuVasive, Inc.*	4,103	103,888
NxStage Medical, Inc.*	2,571	56,511
OraSure Technologies, Inc.*	5,530	43,466
Orthofix International N.V.*	1,833	59,499
Orthovita, Inc.*	8,280	17,636
Palomar Medical Technologies, Inc.*	2,001	29,715
Quidel Corp.*	2,364	28,273
Rochester Medical Corp.*	1,178	13,523
RTI Biologics, Inc.*	6,830	19,534
Sirona Dental Systems, Inc.*	3,465	173,804
Solta Medical, Inc.*	5,453	17,995
SonoSite, Inc.*	1,529	50,946
Spectranetics Corp.*	4,040	19,028
STAAR Surgical Co.*	3,393	18,899
Stereotaxis, Inc.*	2,938	11,370
STERIS Corp.	70,912	2,449,300
SurModics, Inc.*	1,870	23,375
Symmetry Medical, Inc.*	3,767	36,917
Syneron Medical Ltd.*	3,662	47,752
Synovis Life Technologies, Inc.*	1,198	22,978
Teleflex, Inc.	35,100	2,035,098
TomoTherapy, Inc.*	4,690	21,433
Unilife Corp.*	4,977	28,220
Vascular Solutions, Inc.*	1,605	17,511
Volcano Corp.*	5,310	135,936
West Pharmaceutical Services, Inc.	29,910	1,339,071
Wright Medical Group, Inc.*	3,766	64,060
Young Innovations, Inc.	800	25,120
Zoll Medical Corp.*	2,213	99,165

		9,627,549

Health Care Providers & Services (1.0%)
Accretive Health, Inc.*	1,196	33,201
Air Methods Corp.*	1,154	77,607
Alliance HealthCare Services, Inc.*	3,670	16,221
Allied Healthcare International, Inc.*	6,400	16,256
Almost Family, Inc.*	845	31,806
Amedisys, Inc.*	2,959	103,565
America Service Group, Inc.	899	23,050
American Dental Partners, Inc.*	2,000	26,240
AMERIGROUP Corp.*	5,421	348,299
AMN Healthcare Services, Inc.*	4,000	34,640
Amsurg Corp.*	3,000	76,320
Assisted Living Concepts, Inc., Class A*	1,059	41,449
Bio-Reference Labs, Inc.*	2,456	55,113
BioScrip, Inc.*	3,600	$16,956
Capital Senior Living Corp.*	3,160	33,559
CardioNet, Inc.*	2,056	9,848
Catalyst Health Solutions, Inc.*	3,919	219,190
Centene Corp.*	5,296	174,662
Chemed Corp.	2,346	156,267
Chindex International, Inc.*	1,586	25,455
Continucare Corp.*	2,100	11,235
Corvel Corp.*	771	41,002
Cross Country Healthcare, Inc.*	3,770	29,519
Emeritus Corp.*	2,240	57,030
Ensign Group, Inc.	1,440	45,979
ePocrates, Inc.*	548	10,850
ExamWorks Group, Inc.*	1,267	28,165
Five Star Quality Care, Inc.*	2,404	19,545
Gentiva Health Services, Inc.*	2,850	79,886
Hanger Orthopedic Group, Inc.*	2,960	77,049
HealthSouth Corp.*	9,690	242,056
Healthspring, Inc.*	5,940	221,978
Healthways, Inc.*	3,890	59,789
HMS Holdings Corp.*	2,802	229,344
IPC The Hospitalist Co., Inc.*	1,723	78,241
Kindred Healthcare, Inc.*	4,380	104,594
Landauer, Inc.	979	60,228
LCA-Vision, Inc.*	2,200	14,850
LHC Group, Inc.*	1,607	48,210
Magellan Health Services, Inc.*	3,381	165,940
MedCath Corp.*	1,921	26,798
Metropolitan Health Networks, Inc.*	3,802	17,984
Molina Healthcare, Inc.*	1,329	53,160
MWI Veterinary Supply, Inc.*	1,260	101,657
National Healthcare Corp.	980	45,560
National Research Corp.	300	10,182
Owens & Minor, Inc.	6,618	214,953
PDI, Inc.*	724	5,872
PharMerica Corp.*	3,209	36,711
Providence Service Corp.*	1,277	19,130
PSS World Medical, Inc.*	6,001	162,927
RehabCare Group, Inc.*	2,737	100,913
Rural/Metro Corp.*	1,745	29,735
Select Medical Holdings Corp.*	5,014	40,413
Skilled Healthcare Group, Inc., Class A*	2,141	30,809
Sun Healthcare Group, Inc.*	2,584	36,357
Sunrise Senior Living, Inc.*	6,080	72,534
Team Health Holdings, Inc.*	1,609	28,125
Triple-S Management Corp., Class B*	2,110	43,424
U.S. Physical Therapy, Inc.	960	21,446
Universal American Corp.	3,250	74,458
WellCare Health Plans, Inc.*	4,493	188,481

		4,506,823

Health Care Technology (0.1%)
athenahealth, Inc.*	3,430	154,796
Computer Programs & Systems, Inc.	1,030	66,208
MedAssets, Inc.*	4,416	67,432
Medidata Solutions, Inc.*	1,866	47,714
Merge Healthcare, Inc.*	4,860	23,717
Omnicell, Inc.*	3,394	51,724
Quality Systems, Inc.	1,991	165,930
Transcend Services, Inc.*	990	23,760
Vital Images, Inc.*	1,492	20,157

		621,438

Life Sciences Tools & Services (1.1%)
Affymetrix, Inc.*	7,291	37,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Albany Molecular Research, Inc.*	3,170	$13,504
Bruker Corp.*	7,509	156,563
Caliper Life Sciences, Inc.*	4,235	28,629
Cambrex Corp.*	2,240	12,320
Dionex Corp.*	1,810	213,670
Enzo Biochem, Inc.*	4,230	17,724
eResearchTechnology, Inc.*	4,896	33,146
Fluidigm Corp.*	654	9,359
Kendle International, Inc.*	1,328	14,223
Luminex Corp.*	3,997	74,984
Mettler-Toledo International, Inc.*	9,600	1,651,200
Pacific Biosciences of California, Inc.*	1,627	22,859
PAREXEL International Corp.*	6,068	151,093
Pharmaceutical Product Development, Inc.	85,400	2,366,434
PURE Bioscience, Inc.*	3,401	5,305
Sequenom, Inc.*	10,172	64,389

		4,873,388

Pharmaceuticals (0.4%)
Acura Pharmaceuticals, Inc.*	10	32
Akorn, Inc.*	6,002	34,632
Alexza Pharmaceuticals, Inc.*	3,442	5,851
Aoxing Pharmaceutical Co., Inc.*	2,051	4,430
Auxilium Pharmaceuticals, Inc.*	4,416	94,812
AVANIR Pharmaceuticals, Inc., Class A*	7,292	29,751
Biodel, Inc.*	2,079	4,366
Cadence Pharmaceuticals, Inc.*	2,220	20,446
Caraco Pharmaceutical Laboratories Ltd.*	1,690	8,788
Corcept Therapeutics, Inc.*	2,376	10,098
Cornerstone Therapeutics, Inc.*	1,000	6,620
Cumberland Pharmaceuticals, Inc.*	1,200	6,636
Depomed, Inc.*	4,450	44,678
Durect Corp.*	10,490	37,764
Endocyte, Inc.*	1,465	12,555
Hi-Tech Pharmacal Co., Inc.*	1,042	20,975
Impax Laboratories, Inc.*	6,544	166,545
Inspire Pharmaceuticals, Inc.*	5,880	23,285
Jazz Pharmaceuticals, Inc.*	1,536	48,922
Lannett Co., Inc.*	1,400	7,812
MAP Pharmaceuticals, Inc.*	1,563	21,554
Medicines Co.*	5,120	83,405
Medicis Pharmaceutical Corp., Class A	6,483	207,715
Nektar Therapeutics*	11,681	110,619
Neostem, Inc.*	2,400	4,128
Obagi Medical Products, Inc.*	1,864	23,561
Optimer Pharmaceuticals, Inc.*	3,916	46,326
Pain Therapeutics, Inc.*	4,510	43,116
Par Pharmaceutical Cos., Inc.*	3,664	113,877
Pozen, Inc.*	2,420	12,995
Questcor Pharmaceuticals, Inc.*	5,658	81,532
Salix Pharmaceuticals Ltd.*	5,951	208,464
Santarus, Inc.*	4,400	15,048
Somaxon Pharmaceuticals, Inc.*	2,941	8,323
Sucampo Pharmaceuticals, Inc., Class A*	220	924
ViroPharma, Inc.*	8,480	168,752
Vivus, Inc.*	8,212	50,832
XenoPort, Inc.*	2,850	16,900

		1,807,069

Total Health Care		25,621,107

Industrials (19.4%)
Aerospace & Defense (1.0%)
AAR Corp.*	4,044	$112,100
Aerovironment, Inc.*	1,638	57,281
American Science & Engineering, Inc.	940	86,818
Applied Energetics, Inc.*	7,523	4,965
Astronics Corp.*	987	24,843
Ceradyne, Inc.*	52,580	2,370,306
Cubic Corp.	1,656	95,220
Curtiss-Wright Corp.	4,791	168,356
DigitalGlobe, Inc.*	2,832	79,381
Ducommun, Inc.	1,108	26,481
Esterline Technologies Corp.*	3,026	213,999
GenCorp, Inc.*	5,990	35,820
GeoEye, Inc.*	2,380	98,960
Global Defense Technology & Systems, Inc.*	500	12,110
HEICO Corp.	3,158	197,438
Hexcel Corp.*	9,957	196,053
Kratos Defense & Security Solutions, Inc.*	1,417	20,178
Ladish Co., Inc.*	1,675	91,539
LMI Aerospace, Inc.*	984	19,887
Moog, Inc., Class A*	4,759	218,486
National Presto Industries, Inc.	477	53,748
Orbital Sciences Corp.*	6,030	114,088
Taser International, Inc.*	5,850	23,810
Teledyne Technologies, Inc.*	3,813	197,170
Triumph Group, Inc.	1,681	148,684

		4,667,721

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,200	43,940
Atlas Air Worldwide Holdings, Inc.*	2,677	186,640
Forward Air Corp.	2,983	91,369
Hub Group, Inc., Class A*	3,951	142,987
Pacer International, Inc.*	3,799	19,983
Park-Ohio Holdings Corp.*	737	15,226

		500,145

Airlines (0.7%)
AirTran Holdings, Inc.*	14,112	105,134
Alaska Air Group, Inc.*	3,835	243,216
Allegiant Travel Co.	1,528	66,942
Hawaiian Holdings, Inc.*	4,910	29,509
JetBlue Airways Corp.*	25,989	162,951
Pinnacle Airlines Corp.*	1,804	10,373
Republic Airways Holdings, Inc.*	3,028	19,470
SkyWest, Inc.	147,520	2,496,038
U.S. Airways Group, Inc.*	16,997	148,044

		3,281,677

Building Products (2.2%)
A.O. Smith Corp.	24,343	1,079,369
AAON, Inc.	1,220	40,138
American Woodmark Corp.	62,946	1,314,313
Ameron International Corp.	898	62,671
Apogee Enterprises, Inc.	116,540	1,537,163
Builders FirstSource, Inc.*	5,147	14,618
Gibraltar Industries, Inc.*	102,568	1,223,636
Griffon Corp.*	5,000	65,650
Insteel Industries, Inc.	1,917	27,106
NCI Building Systems, Inc.*	1,736	21,995
Quanex Building Products Corp.	4,018	78,873
Simpson Manufacturing Co., Inc.	65,600	1,932,576
Trex Co., Inc.*	1,794	58,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Forest Products, Inc.	73,895	$2,708,252

		10,164,880

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	106,218	2,696,875
ACCO Brands Corp.*	6,210	59,243
American Reprographics Co.*	4,290	44,401
APAC Customer Services, Inc.*	3,400	20,434
Brink’s Co.	4,927	163,133
Casella Waste Systems, Inc., Class A*	2,352	16,864
Cenveo, Inc.*	6,230	40,682
Clean Harbors, Inc.*	2,405	237,277
Consolidated Graphics, Inc.*	998	54,521
Courier Corp.	1,430	19,963
Deluxe Corp.	5,140	136,416
EnergySolutions, Inc.	8,905	53,074
EnerNOC, Inc.*	2,016	38,526
Ennis, Inc.	2,706	46,083
Fuel Tech, Inc.*	2,430	21,627
G&K Services, Inc., Class A	2,180	72,485
GEO Group, Inc.*	6,245	160,122
Healthcare Services Group, Inc.	6,532	114,833
Herman Miller, Inc.	5,810	159,717
Higher One Holdings, Inc.*	1,107	15,996
HNI Corp.	4,729	149,247
Innerworkings, Inc.*	1,980	14,612
Interface, Inc., Class A	5,199	96,130
Kimball International, Inc., Class B	4,000	28,000
Knoll, Inc.	4,907	102,851
M&F Worldwide Corp.*	1,220	30,646
McGrath RentCorp	2,514	68,557
Metalico, Inc.*	4,142	25,763
Mine Safety Appliances Co.	54,891	2,012,853
Mobile Mini, Inc.*	3,754	90,171
Multi-Color Corp.	1,350	27,283
Rollins, Inc.	6,855	139,157
Schawk, Inc.	6,124	119,051
Standard Parking Corp.*	1,412	25,077
Standard Register Co.	2,740	9,097
Steelcase, Inc., Class A	7,646	87,011
Sykes Enterprises, Inc.*	4,201	83,054
Team, Inc.*	1,740	45,692
Tetra Tech, Inc.*	6,381	157,547
U.S. Ecology, Inc.	1,852	32,280
UniFirst Corp.	1,485	78,720
United Stationers, Inc.	2,504	177,909
Viad Corp.	1,970	47,162

		7,820,142

Construction & Engineering (1.2%)
Argan, Inc.*	1,100	9,416
Comfort Systems USA, Inc.	4,027	56,660
Dycom Industries, Inc.*	4,027	69,828
EMCOR Group, Inc.*	46,260	1,432,672
Furmanite Corp.*	4,680	37,440
Granite Construction, Inc.	107,292	3,014,905
Great Lakes Dredge & Dock Corp.	5,759	43,941
Insituform Technologies, Inc., Class A*	4,135	110,611
Layne Christensen Co.*	2,069	71,381
MasTec, Inc.*	5,920	123,136
Michael Baker Corp.*	822	23,896
MYR Group, Inc.*	1,908	45,639
Northwest Pipe Co.*	800	18,344
Orion Marine Group, Inc.*	2,811	30,190
Pike Electric Corp.*	2,160	20,563
Primoris Services Corp.	2,195	$22,257
Sterling Construction Co., Inc.*	1,729	29,186
Tutor Perini Corp.	2,950	71,862

		5,231,927

Electrical Equipment (2.1%)
A123 Systems, Inc.*	7,472	47,447
Acuity Brands, Inc.	4,507	263,614
Advanced Battery Technologies, Inc.*	6,173	11,976
American Superconductor Corp.*	4,660	115,894
AZZ, Inc.	1,400	63,840
Belden, Inc.	4,919	184,709
Brady Corp., Class A	70,110	2,502,226
Broadwind Energy, Inc.*	9,090	11,908
Capstone Turbine Corp.*	23,568	42,658
Encore Wire Corp.	2,180	53,061
Ener1, Inc.*	6,380	18,885
EnerSys*	4,971	197,597
Franklin Electric Co., Inc.	34,650	1,600,830
FuelCell Energy, Inc.*	6,230	13,332
Generac Holdings, Inc.*	1,991	40,397
GrafTech International Ltd.*	12,679	261,568
II-VI, Inc.*	2,636	131,141
LaBarge, Inc.*	1,710	30,267
LSI Industries, Inc.	1,300	9,412
Polypore International, Inc.*	2,319	133,528
Powell Industries, Inc.*	22,000	867,680
PowerSecure International, Inc.*	1,953	16,796
Preformed Line Products Co.	360	24,901
Roper Industries, Inc.	28,550	2,468,433
SatCon Technology Corp.*	7,808	30,139
UQM Technologies, Inc.*	3,428	10,215
Vicor Corp.	2,410	39,741
Woodward, Inc.	6,339	219,076

		9,411,271

Industrial Conglomerates (0.6%)
Carlisle Cos., Inc.	57,900	2,579,445
Raven Industries, Inc.	1,704	104,660
Seaboard Corp.	34	82,042
Standex International Corp.	1,334	50,545
Tredegar Corp.	2,586	55,806
United Capital Corp.*	330	9,339

		2,881,837

Machinery (7.6%)
3D Systems Corp.*	2,130	103,412
Actuant Corp., Class A	6,930	200,970
Alamo Group, Inc.	703	19,297
Albany International Corp., Class A	3,010	74,949
Altra Holdings, Inc.*	2,884	68,120
American Railcar Industries, Inc.*	949	23,687
Ampco-Pittsburgh Corp.	875	24,133
Astec Industries, Inc.*	52,999	1,976,333
Badger Meter, Inc.	1,450	59,755
Barnes Group, Inc.	5,200	108,576
Blount International, Inc.*	4,952	79,133
Briggs & Stratton Corp.	76,520	1,733,178
Cascade Corp.	953	42,485
Chart Industries, Inc.*	2,830	155,763
CIRCOR International, Inc.	22,644	1,064,721
CLARCOR, Inc.	5,314	238,758
CNH Global N.V.*	11,000	534,050
Colfax Corp.*	2,850	65,408
Columbus McKinnon Corp.*	2,260	41,720
Commercial Vehicle Group, Inc.*	2,519	44,939
Douglas Dynamics, Inc.	957	13,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Dynamic Materials Corp.	1,130	$31,584
Energy Recovery, Inc.*	4,440	14,119
EnPro Industries, Inc.*	2,240	81,357
ESCO Technologies, Inc.	2,743	104,645
Federal Signal Corp.	5,930	38,604
Flow International Corp.*	3,610	15,848
Force Protection, Inc.*	6,576	32,222
FreightCar America, Inc.*	1,470	47,790
Gardner Denver, Inc.	42,600	3,324,078
Gorman-Rupp Co.	1,308	51,522
Graco, Inc.	63,000	2,865,870
Graham Corp.	1,270	30,404
Greenbrier Cos., Inc.*	1,911	54,234
John Bean Technologies Corp.	3,200	61,536
Kadant, Inc.*	1,305	34,178
Kaydon Corp.	3,370	132,070
Kennametal, Inc.	64,500	2,515,500
L.B. Foster Co., Class A	1,070	46,128
Lincoln Electric Holdings, Inc.	29,000	2,201,680
Lindsay Corp.	1,322	104,464
Lydall, Inc.*	1,528	13,584
Meritor, Inc.*	9,857	167,273
Met-Pro Corp.	2,140	25,466
Middleby Corp.*	1,700	158,474
Miller Industries, Inc.	1,031	16,743
Mueller Industries, Inc.	91,883	3,364,755
Mueller Water Products, Inc., Class A	17,110	76,653
NACCO Industries, Inc., Class A	594	65,738
Nordson Corp.	24,932	2,868,676
Omega Flex, Inc.*	540	7,263
PMFG, Inc.*	1,840	39,266
RBC Bearings, Inc.*	2,284	87,317
Robbins & Myers, Inc.	4,077	187,501
Sauer-Danfoss, Inc.*	1,500	76,395
Sun Hydraulics Corp.	1,344	57,926
Tecumseh Products Co., Class A*	2,048	20,521
Tennant Co.	1,998	83,996
Timken Co.	16,000	836,800
Titan International, Inc.	4,295	114,290
Trimas Corp.*	1,642	35,303
Trinity Industries, Inc.	124,400	4,561,748
Twin Disc, Inc.	938	30,222
Wabash National Corp.*	159,970	1,852,453
Watts Water Technologies, Inc., Class A	45,092	1,722,063
Xerium Technologies, Inc.*	700	16,835

		34,948,128

Marine (0.0%)
Baltic Trading Ltd.	1,416	12,914
Eagle Bulk Shipping, Inc.*	6,672	24,820
Excel Maritime Carriers Ltd.*	3,775	16,195
Genco Shipping & Trading Ltd.*	2,645	28,487
Horizon Lines, Inc., Class A	3,950	3,357
International Shipholding Corp.	780	19,422
Ultrapetrol Bahamas Ltd.*	2,525	12,827

		118,022

Professional Services (0.7%)
Acacia Research Corp. - Acacia Technologies*	3,783	129,454
Advisory Board Co.*	1,605	82,658
Barrett Business Services, Inc.	873	14,020
CBIZ, Inc.*	5,480	39,511
CDI Corp.	1,257	18,591
Corporate Executive Board Co.	3,400	137,258
CoStar Group, Inc.*	2,132	$133,634
CRA International, Inc.*	1,139	32,837
Dolan Co.*	2,900	35,206
Exponent, Inc.*	1,510	67,361
Franklin Covey Co.*	1,800	15,588
GP Strategies Corp.*	2,200	29,920
Heidrick & Struggles International, Inc.	1,803	50,177
Hill International, Inc.*	3,490	18,462
Hudson Highland Group, Inc.*	2,968	19,292
Huron Consulting Group, Inc.*	2,247	62,219
ICF International, Inc.*	1,691	34,733
Insperity, Inc.	50,870	1,545,431
Kelly Services, Inc., Class A*	2,756	59,833
Kforce, Inc.*	3,136	57,389
Korn/Ferry International*	4,714	104,981
LECG Corp.*	2,087	421
Mistras Group, Inc.*	1,400	24,094
Navigant Consulting, Inc.*	4,885	48,801
On Assignment, Inc.*	3,170	29,988
Resources Connection, Inc.	4,776	92,607
School Specialty, Inc.*	1,926	27,542
SFN Group, Inc.*	5,950	83,836
TrueBlue, Inc.*	4,360	73,204
VSE Corp.	440	13,072

		3,082,120

Road & Rail (1.0%)
Amerco, Inc.*	900	87,300
Arkansas Best Corp.	2,691	69,751
Avis Budget Group, Inc.*	10,502	188,091
Celadon Group, Inc.*	2,174	35,306
Dollar Thrifty Automotive Group, Inc.*	3,040	202,859
Genesee & Wyoming, Inc., Class A*	51,990	3,025,818
Heartland Express, Inc.	4,960	87,098
Knight Transportation, Inc.	6,360	122,430
Marten Transport Ltd.	1,860	41,478
Old Dominion Freight Line, Inc.*	4,341	152,326
P.A.M. Transportation Services, Inc.*	338	4,107
Patriot Transportation Holding, Inc.*	540	14,445
RailAmerica, Inc.*	2,800	47,712
Roadrunner Transportation Systems, Inc.*	861	12,915
Saia, Inc.*	1,690	27,699
Universal Truckload Services, Inc.*	930	16,042
USA Truck, Inc.*	865	11,245
Werner Enterprises, Inc.	4,448	117,738

		4,264,360

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,472	19,702
Aircastle Ltd.	5,121	61,810
Applied Industrial Technologies, Inc.	36,220	1,204,677
Beacon Roofing Supply, Inc.*	4,520	92,524
BlueLinx Holdings, Inc.*	400	1,480
CAI International, Inc.*	1,143	29,558
DXP Enterprises, Inc.*	882	20,357
H&E Equipment Services, Inc.*	3,230	63,017
Houston Wire & Cable Co.	1,550	22,661
Interline Brands, Inc.*	3,415	69,666
Kaman Corp.	2,910	102,432
Lawson Products, Inc.	390	8,986
RSC Holdings, Inc.*	4,610	66,292
Rush Enterprises, Inc., Class A*	3,110	61,578
SeaCube Container Leasing Ltd.	1,117	17,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
TAL International Group, Inc.	1,724	$62,530
Textainer Group Holdings Ltd.	1,071	39,798
Titan Machinery, Inc.*	1,344	33,936
United Rentals, Inc.*	6,100	203,008
Watsco, Inc.	2,850	198,674

		2,380,569

Total Industrials		88,752,799

Information Technology (7.2%)
Communications Equipment (0.9%)
Acme Packet, Inc.*	4,834	343,021
ADTRAN, Inc.	6,390	271,319
Anaren, Inc.*	1,527	30,693
Arris Group, Inc.*	13,220	168,423
Aruba Networks, Inc.*	7,577	256,406
Aviat Networks, Inc.*	7,160	37,017
Bel Fuse, Inc., Class B	1,280	28,173
BigBand Networks, Inc.*	4,900	12,495
Black Box Corp.	1,794	63,059
Blue Coat Systems, Inc.*	4,261	119,990
Calix, Inc.*	884	17,962
Comtech Telecommunications Corp.	2,967	80,643
DG FastChannel, Inc.*	2,657	85,608
Digi International, Inc.*	3,100	32,736
EMS Technologies, Inc.*	1,647	32,372
Emulex Corp.*	8,542	91,143
Extreme Networks, Inc.*	8,260	28,910
Finisar Corp.*	9,167	225,508
Globecomm Systems, Inc.*	2,820	34,771
Harmonic, Inc.*	11,449	107,392
Infinera Corp.*	8,997	75,485
InterDigital, Inc.	4,400	209,924
Ixia*	3,264	51,832
KVH Industries, Inc.*	1,300	19,656
Loral Space & Communications, Inc.*	1,138	88,252
Meru Networks, Inc.*	468	9,505
NETGEAR, Inc.*	3,711	120,385
Network Engines, Inc.*	3,351	6,802
Network Equipment Technologies, Inc.*	3,900	14,703
Oclaro, Inc.*	5,081	58,482
Oplink Communications, Inc.*	2,216	43,190
Opnext, Inc.*	3,992	9,700
PC-Tel, Inc.*	2,290	17,564
Plantronics, Inc.	5,071	185,700
Powerwave Technologies, Inc.*	17,386	78,411
Riverbed Technology, Inc.*	13,781	518,855
SeaChange International, Inc.*	2,890	27,455
ShoreTel, Inc.*	5,400	44,442
Sonus Networks, Inc.*	21,794	81,945
Sycamore Networks, Inc.	1,997	48,787
Symmetricom, Inc.*	5,400	33,102
Tekelec*	7,005	56,881
UTStarcom, Inc.*	12,474	29,314
ViaSat, Inc.*	3,341	133,105

		4,031,118

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	2,953	65,852
Cray, Inc.*	3,818	24,626
Electronics for Imaging, Inc.*	4,757	69,975
Hutchinson Technology, Inc.*	2,091	5,897
Hypercom Corp.*	4,401	52,944
Imation Corp.*	3,046	33,932
Immersion Corp.*	3,153	24,089
Intermec, Inc.*	5,110	55,137
Intevac, Inc.*	2,100	$26,103
Novatel Wireless, Inc.*	3,078	16,806
Presstek, Inc.*	2,483	5,165
Quantum Corp.*	23,500	59,220
Rimage Corp.	977	15,779
Silicon Graphics International Corp.*	3,570	76,398
STEC, Inc.*	4,206	84,499
Stratasys, Inc.*	2,205	103,635
Super Micro Computer, Inc.*	2,499	40,084
Synaptics, Inc.*	3,564	96,299
Xyratex Ltd.*	3,101	34,669

		891,109

Electronic Equipment, Instruments & Components (2.0%)
Agilysys, Inc.*	2,080	11,939
Anixter International, Inc.	2,938	205,337
Benchmark Electronics, Inc.*	174,108	3,302,829
Brightpoint, Inc.*	6,987	75,739
Checkpoint Systems, Inc.*	4,128	92,797
Cognex Corp.	3,910	110,458
Coherent, Inc.*	2,569	149,285
Comverge, Inc.*	2,600	12,116
CTS Corp.	3,545	38,286
Daktronics, Inc.	3,541	38,066
DDi Corp.	1,588	16,785
DTS, Inc.*	1,826	85,146
Echelon Corp.*	3,020	30,593
Electro Rent Corp.	2,140	36,765
Electro Scientific Industries, Inc.*	3,230	56,073
Fabrinet*	1,046	21,087
FARO Technologies, Inc.*	1,679	67,160
Gerber Scientific, Inc.*	2,298	21,509
Insight Enterprises, Inc.*	4,866	82,868
IPG Photonics Corp.*	2,680	154,582
L-1 Identity Solutions, Inc.*	7,929	93,404
Littelfuse, Inc.	2,258	128,932
Maxwell Technologies, Inc.*	2,648	45,731
Measurement Specialties, Inc.*	1,611	54,871
Mercury Computer Systems, Inc.*	2,540	53,746
Methode Electronics, Inc.	4,290	51,823
Microvision, Inc.*	10,620	14,018
MTS Systems Corp.	1,710	77,891
Multi-Fineline Electronix, Inc.*	1,220	34,428
Newport Corp.*	3,934	70,143
OSI Systems, Inc.*	1,652	62,000
Park Electrochemical Corp.	2,330	75,143
PC Connection, Inc.*	1,670	14,796
Plexus Corp.*	4,320	151,459
Power-One, Inc.*	7,254	63,472
Pulse Electronics Corp.	5,170	31,278
RadiSys Corp.*	2,593	22,455
Richardson Electronics Ltd.	1,279	16,857
Rofin-Sinar Technologies, Inc.*	71,331	2,817,575
Rogers Corp.*	1,665	75,025
Sanmina-SCI Corp.*	8,180	91,698
Scansource, Inc.*	2,794	106,144
SMART Modular Technologies (WWH), Inc.*	5,318	41,321
Spectrum Control, Inc.*	1,366	26,883
SYNNEX Corp.*	2,218	72,595
Tessco Technologies, Inc.	359	4,129
TTM Technologies, Inc.*	8,433	153,143
Universal Display Corp.*	3,638	200,236
X-Rite, Inc.*	4,200	19,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Zygo Corp.*	1,970	$28,801

		9,309,367

Internet Software & Services (0.6%)
Ancestry.com, Inc.*	1,935	68,596
comScore, Inc.*	2,540	74,955
Constant Contact, Inc.*	2,932	102,327
DealerTrack Holdings, Inc.*	4,280	98,269
Demand Media, Inc.*	800	18,840
Dice Holdings, Inc.*	2,140	32,335
Digital River, Inc.*	4,216	157,805
EarthLink, Inc.	10,564	82,716
GSI Commerce, Inc.*	6,890	201,670
InfoSpace, Inc.*	4,120	35,679
Internap Network Services Corp.*	5,730	37,646
IntraLinks Holdings, Inc.*	1,248	33,372
j2 Global Communications, Inc.*	4,594	135,569
Keynote Systems, Inc.	1,720	31,906
KIT Digital, Inc.*	1,920	23,117
Knot, Inc.*	2,710	32,656
Limelight Networks, Inc.*	4,440	31,790
Liquidity Services, Inc.*	1,534	27,397
LivePerson, Inc.*	5,000	63,200
Local.com Corp.*	1,518	5,905
LogMeIn, Inc.*	1,517	63,957
LoopNet, Inc.*	2,081	29,446
Marchex, Inc., Class B	1,220	9,601
ModusLink Global Solutions, Inc.	4,420	24,133
Move, Inc.*	17,990	42,996
NIC, Inc.	6,070	75,632
OpenTable, Inc.*	1,628	173,138
Openwave Systems, Inc.*	7,200	15,408
Perficient, Inc.*	2,549	30,614
QuinStreet, Inc.*	1,340	30,458
Rackspace Hosting, Inc.*	10,062	431,157
RealNetworks, Inc.*	9,720	36,158
RightNow Technologies, Inc.*	2,070	64,791
Saba Software, Inc.*	2,890	28,351
SAVVIS, Inc.*	3,884	144,058
Stamps.com, Inc.	1,019	13,604
support.com, Inc.*	4,839	25,114
TechTarget, Inc.*	2,010	17,909
Terremark Worldwide, Inc.*	5,730	108,870
Travelzoo, Inc.*	400	26,636
United Online, Inc.	8,290	52,269
ValueClick, Inc.*	8,140	117,704
Vocus, Inc.*	1,712	44,272
Zix Corp.*	5,000	18,400

		2,920,426

IT Services (0.6%)
Acxiom Corp.*	6,920	99,302
CACI International, Inc., Class A*	3,079	188,804
Cardtronics, Inc.*	2,815	57,285
Cass Information Systems, Inc.	1,070	42,040
CIBER, Inc.*	6,050	40,535
Computer Task Group, Inc.*	1,742	23,151
CSG Systems International, Inc.*	3,470	69,192
Echo Global Logistics, Inc.*	989	12,986
Euronet Worldwide, Inc.*	4,810	92,977
ExlService Holdings, Inc.*	1,820	38,493
Forrester Research, Inc.	1,566	59,962
Global Cash Access Holdings, Inc.*	5,068	16,572
Hackett Group, Inc.*	3,469	13,321
Heartland Payment Systems, Inc.	4,200	73,626
iGATE Corp.	2,443	45,855
Integral Systems, Inc.*	2,410	$29,330
Jack Henry & Associates, Inc.	8,671	293,860
Lionbridge Technologies, Inc.*	6,414	22,000
ManTech International Corp., Class A*	2,262	95,909
MAXIMUS, Inc.	1,866	151,463
MoneyGram International, Inc.*	9,500	32,585
NCI, Inc., Class A*	708	17,254
Online Resources Corp.*	1,880	7,107
Sapient Corp.*	10,649	121,931
SRA International, Inc., Class A*	4,495	127,478
Syntel, Inc.	1,415	73,906
TeleTech Holdings, Inc.*	3,100	60,078
Tier Technologies, Inc.*	1,581	8,696
TNS, Inc.*	2,850	44,375
Unisys Corp.*	4,442	138,679
VeriFone Systems, Inc.*	8,893	488,670
Virtusa Corp.*	1,940	36,336
Wright Express Corp.*	4,015	208,138

		2,831,896

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Analogic Technologies, Inc.*	4,686	17,713
Advanced Energy Industries, Inc.*	3,860	63,111
Alpha & Omega Semiconductor Ltd.*	393	4,987
Amkor Technology, Inc.*	10,920	73,601
ANADIGICS, Inc.*	7,560	33,869
Applied Micro Circuits Corp.*	6,996	72,618
ATMI, Inc.*	3,273	61,794
Axcelis Technologies, Inc.*	10,177	26,969
AXT, Inc.*	2,972	21,309
Brooks Automation, Inc.*	7,340	100,778
Cabot Microelectronics Corp.*	2,630	137,417
Cavium Networks, Inc.*	4,813	216,248
CEVA, Inc.*	2,131	56,962
Cirrus Logic, Inc.*	6,835	143,740
Cohu, Inc.	124,708	1,915,515
Conexant Systems, Inc.*	8,024	19,097
Cymer, Inc.*	3,163	178,963
Diodes, Inc.*	3,541	120,606
DSP Group, Inc.*	2,910	22,407
Energy Conversion Devices, Inc.*	5,456	12,331
Entegris, Inc.*	13,150	115,325
Entropic Communications, Inc.*	5,777	48,816
Evergreen Solar, Inc.*	3,839	5,183
Exar Corp.*	4,580	27,572
FEI Co.*	3,963	133,632
FormFactor, Inc.*	4,910	50,573
FSI International, Inc.*	3,236	14,174
GSI Technology, Inc.*	2,063	18,753
GT Solar International, Inc.*	6,151	65,570
Hittite Microwave Corp.*	2,803	178,747
Ikanos Communications, Inc.*	2,821	3,216
Integrated Device Technology, Inc.*	16,711	123,160
Integrated Silicon Solution, Inc.*	2,557	23,703
IXYS Corp.*	3,040	40,827
Kopin Corp.*	6,190	28,412
Kulicke & Soffa Industries, Inc.*	7,352	68,741
Lattice Semiconductor Corp.*	12,328	72,735
LTX-Credence Corp.*	5,036	45,979
Mattson Technology, Inc.*	4,838	11,805
MaxLinear, Inc., Class A*	636	5,196
Micrel, Inc.	5,133	69,193
Microsemi Corp.*	8,513	176,304
Mindspeed Technologies, Inc.*	3,310	28,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
MIPS Technologies, Inc.*	4,815	$50,509
MKS Instruments, Inc.	5,136	171,029
Monolithic Power Systems, Inc.*	3,396	48,189
MoSys, Inc.*	2,361	14,190
Nanometrics, Inc.*	1,743	31,531
Netlogic Microsystems, Inc.*	6,503	273,256
NVE Corp.*	590	33,241
OmniVision Technologies, Inc.*	5,589	198,577
PDF Solutions, Inc.*	1,903	12,655
Pericom Semiconductor Corp.*	3,170	32,873
Photronics, Inc.*	5,834	52,331
PLX Technology, Inc.*	3,160	11,534
Power Integrations, Inc.	2,530	96,975
RF Micro Devices, Inc.*	29,032	186,095
Rubicon Technology, Inc.*	1,475	40,828
Rudolph Technologies, Inc.*	3,411	37,316
Semtech Corp.*	6,404	160,228
Sigma Designs, Inc.*	3,620	46,879
Silicon Image, Inc.*	8,024	71,975
Spansion, Inc., Class A*	1,180	22,031
Standard Microsystems Corp.*	2,262	55,781
Supertex, Inc.*	1,040	23,171
Tessera Technologies, Inc.*	5,402	98,641
Trident Microsystems, Inc.*	8,710	10,016
TriQuint Semiconductor, Inc.*	16,002	206,586
Ultra Clean Holdings, Inc.*	2,077	21,476
Ultratech, Inc.*	2,467	72,530
Veeco Instruments, Inc.*	4,233	215,206
Volterra Semiconductor Corp.*	2,551	63,341
Zoran Corp.*	5,456	56,688

		7,071,332

Software (1.3%)
Accelrys, Inc.*	5,969	47,752
ACI Worldwide, Inc.*	3,390	111,192
Actuate Corp.*	5,750	29,900
Advent Software, Inc.*	3,460	99,198
American Software, Inc., Class A	3,330	24,575
Ariba, Inc.*	9,320	318,185
Aspen Technology, Inc.*	6,401	95,951
Blackbaud, Inc.	4,900	133,476
Blackboard, Inc.*	3,549	128,616
Bottomline Technologies, Inc.*	2,885	72,529
BroadSoft, Inc.*	770	36,721
CDC Corp., Class A*	3,181	8,112
CommVault Systems, Inc.*	4,469	178,224
Concur Technologies, Inc.*	4,120	228,454
Deltek, Inc.*	2,490	18,924
DemandTec, Inc.*	1,690	22,240
Digimarc Corp.*	550	15,895
Ebix, Inc.*	2,630	62,200
Epicor Software Corp.*	5,560	61,549
EPIQ Systems, Inc.	3,428	49,226
ePlus, Inc.*	600	15,966
Fair Isaac Corp.	4,326	136,745
FalconStor Software, Inc.*	2,470	11,239
Fortinet, Inc.*	4,517	198,748
Interactive Intelligence, Inc.*	1,422	55,046
JDA Software Group, Inc.*	4,301	130,148
Kenexa Corp.*	2,160	59,594
Lawson Software, Inc.*	14,399	174,228
Magma Design Automation, Inc.*	5,000	34,100
Manhattan Associates, Inc.*	2,270	74,274
Mentor Graphics Corp.*	11,185	163,637
MicroStrategy, Inc., Class A*	980	131,790
Monotype Imaging Holdings, Inc.*	2,740	39,730
NetScout Systems, Inc.*	3,112	$85,020
NetSuite, Inc.*	2,040	59,323
Opnet Technologies, Inc.	1,447	56,419
Parametric Technology Corp.*	11,954	268,845
Pegasystems, Inc.	1,654	62,753
Progress Software Corp.*	6,405	186,321
PROS Holdings, Inc.*	1,902	27,712
QAD, Inc., Class A*	876	9,435
QAD, Inc., Class B*	219	2,256
QLIK Technologies, Inc.*	1,387	36,062
Quest Software, Inc.*	6,161	156,428
Radiant Systems, Inc.*	2,970	52,569
RealD, Inc.*	1,501	41,067
RealPage, Inc.*	1,467	40,680
Renaissance Learning, Inc.	1,296	15,228
Rosetta Stone, Inc.*	1,039	13,725
S1 Corp.*	4,690	31,329
Smith Micro Software, Inc.*	3,380	31,637
SolarWinds, Inc.*	3,615	84,808
Sourcefire, Inc.*	2,834	77,963
SRS Labs, Inc.*	1,800	15,372
SS&C Technologies Holdings, Inc.*	1,058	21,604
SuccessFactors, Inc.*	6,950	271,676
Synchronoss Technologies, Inc.*	2,190	76,102
Take-Two Interactive Software, Inc.*	7,463	114,706
Taleo Corp., Class A*	4,250	151,513
TeleCommunication Systems, Inc., Class A*	4,943	20,365
THQ, Inc.*	7,760	35,386
TIBCO Software, Inc.*	17,077	465,348
TiVo, Inc.*	11,895	104,200
Tyler Technologies, Inc.*	3,295	78,124
Ultimate Software Group, Inc.*	2,610	153,338
VASCO Data Security International, Inc.*	3,430	47,094
VirnetX Holding Corp.	3,302	65,743
Wave Systems Corp., Class A*	8,239	25,788
Websense, Inc.*	4,440	101,987

		6,056,090

Total Information Technology		33,111,338

Materials (5.5%)
Chemicals (2.4%)
A. Schulman, Inc.	15,466	382,319
American Vanguard Corp.	2,560	22,221
Arch Chemicals, Inc.	2,440	101,480
Balchem Corp.	2,940	110,309
Cabot Corp.	59,000	2,731,110
Calgon Carbon Corp.*	6,130	97,344
Ferro Corp.*	8,925	148,066
Georgia Gulf Corp.*	3,469	128,353
H.B. Fuller Co.	5,110	109,763
Hawkins, Inc.	892	36,643
Innophos Holdings, Inc.	2,195	101,211
KMG Chemicals, Inc.	522	10,263
Koppers Holdings, Inc.	2,157	92,104
Kraton Performance Polymers, Inc.*	1,211	46,321
Landec Corp.*	2,663	17,309
LSB Industries, Inc.*	1,540	61,046
Minerals Technologies, Inc.	1,900	130,188
NewMarket Corp.	976	154,423
NL Industries, Inc.	1,200	17,820
Olin Corp.	8,304	190,328
OM Group, Inc.*	3,219	117,622
Omnova Solutions, Inc.*	5,100	40,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PolyOne Corp.	9,390	$133,432
Quaker Chemical Corp.	1,203	48,324
Rockwood Holdings, Inc.*	5,386	265,099
RPM International, Inc.	119,850	2,844,040
Senomyx, Inc.*	3,640	21,986
Sensient Technologies Corp.	39,440	1,413,530
Solutia, Inc.*	12,698	322,529
Spartech Corp.*	3,365	24,396
Stepan Co.	799	57,927
STR Holdings, Inc.*	2,899	55,603
TPC Group, Inc.*	703	20,296
W.R. Grace & Co.*	7,530	288,324
Westlake Chemical Corp.	14,327	805,177
Zep, Inc.	2,296	39,973
Zoltek Cos., Inc.*	2,540	34,112

		11,221,128

Construction Materials (0.0%)
Headwaters, Inc.*	7,070	41,713
Texas Industries, Inc.	2,197	99,371
United States Lime & Minerals, Inc.*	320	12,963

		154,047

Containers & Packaging (0.5%)
AEP Industries, Inc.*	450	13,374
AptarGroup, Inc.	30,750	1,541,498
Boise, Inc.	7,244	66,355
Graham Packaging Co., Inc.*	2,068	36,045
Graphic Packaging Holding Co.*	13,090	70,948
Myers Industries, Inc.	3,790	37,635
Rock-Tenn Co., Class A	3,981	276,082
Silgan Holdings, Inc.	5,031	191,882

		2,233,819

Metals & Mining (2.2%)
A.M. Castle & Co.*	1,797	33,927
Allied Nevada Gold Corp.*	7,766	275,538
AMCOL International Corp.	2,670	96,067
Capital Gold Corp.*	4,540	29,192
Century Aluminum Co.*	6,756	126,202
Coeur d’Alene Mines Corp.*	9,164	318,724
General Moly, Inc.*	7,256	39,037
Globe Specialty Metals, Inc.	6,309	143,593
Golden Star Resources Ltd.*	26,529	78,791
Haynes International, Inc.	1,420	78,739
Hecla Mining Co.*	28,607	259,752
Horsehead Holding Corp.*	4,970	84,739
Jaguar Mining, Inc.*	8,650	45,153
Kaiser Aluminum Corp.	1,493	73,530
Materion Corp.*	2,126	86,741
Metals USA Holdings Corp.*	1,045	17,107
Molycorp, Inc.*	2,656	159,413
Noranda Aluminum Holding Corp.*	938	15,055
Olympic Steel, Inc.	991	32,515
Reliance Steel & Aluminum Co.	71,800	4,148,604
RTI International Metals, Inc.*	3,169	98,714
Steel Dynamics, Inc.	149,500	2,806,115
Stillwater Mining Co.*	4,637	106,326
Thompson Creek Metals Co., Inc.*	17,584	220,503
U.S. Energy Corp./Wyoming*	2,442	15,287
U.S. Gold Corp.*	9,388	82,896
United States Steel Corp.	4,600	248,124
Universal Stainless & Alloy Products, Inc.*	739	24,926
Worthington Industries, Inc.	6,374	133,344

		9,878,654

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	3,810	$103,746
Clearwater Paper Corp.*	1,176	95,727
Deltic Timber Corp.	1,120	74,861
KapStone Paper and Packaging Corp.*	3,860	66,276
Louisiana-Pacific Corp.*	13,260	139,230
Neenah Paper, Inc.	1,572	34,537
P.H. Glatfelter Co.	72,073	960,012
Schweitzer-Mauduit International, Inc.	1,920	97,171
Wausau Paper Corp.	5,140	39,270

		1,610,830

Total Materials		25,098,478

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AboveNet, Inc.	2,332	151,253
Alaska Communications Systems Group, Inc.	4,589	48,873
Atlantic Tele-Network, Inc.	977	36,335
Cbeyond, Inc.*	2,689	31,381
Cincinnati Bell, Inc.*	21,520	57,674
Cogent Communications Group, Inc.*	4,300	61,361
Consolidated Communications Holdings, Inc.	2,452	45,926
General Communication, Inc., Class A*	5,410	59,185
Global Crossing Ltd.*	3,460	48,163
Globalstar, Inc.*	6,378	8,100
Hughes Communications, Inc.*	933	55,672
IDT Corp., Class B	1,345	36,248
Iridium Communications, Inc.*	3,505	27,935
Neutral Tandem, Inc.*	3,349	49,398
PAETEC Holding Corp.*	13,632	45,531
Premiere Global Services, Inc.*	6,286	47,899
Vonage Holdings Corp.*	10,692	48,755

		859,689

Wireless Telecommunication Services (0.0%)
FiberTower Corp.*	4,415	8,874
ICO Global Communications Holdings Ltd.*	8,980	23,977
NTELOS Holdings Corp.	3,230	59,464
Shenandoah Telecommunications Co.	2,511	45,349
USA Mobility, Inc.	1,923	27,864

		165,528

Total Telecommunication Services		1,025,217

Utilities (2.4%)
Electric Utilities (1.4%)
Allete, Inc.	3,170	123,535
Central Vermont Public Service Corp.	1,151	26,807
Cleco Corp.	6,230	213,627
El Paso Electric Co.*	4,490	136,496
Empire District Electric Co.	3,760	81,930
IDACORP, Inc.	5,130	195,453
MGE Energy, Inc.	2,330	94,342
NV Energy, Inc.	191,600	2,852,924
Otter Tail Corp.	3,430	77,964
PNM Resources, Inc.	126,634	1,889,379
Portland General Electric Co.	8,260	196,340
UIL Holdings Corp.	5,228	159,559
UniSource Energy Corp.	3,910	141,268
Unitil Corp.	650	15,314

		6,204,938

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	1,185	49,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Energen Corp.	35,900	$2,266,008
Laclede Group, Inc.	2,550	97,155
New Jersey Resources Corp.	4,320	185,544
Nicor, Inc.	4,687	251,692
Northwest Natural Gas Co.	2,950	136,084
Piedmont Natural Gas Co., Inc.	7,770	235,819
South Jersey Industries, Inc.	3,017	168,861
Southwest Gas Corp.	4,500	175,365
WGL Holdings, Inc.	5,500	214,500

		3,780,348

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	10,549	60,024

Multi-Utilities (0.1%)
Avista Corp.	6,100	141,093
Black Hills Corp.	3,970	132,757
CH Energy Group, Inc.	1,820	91,982
NorthWestern Corp.	3,610	109,383

		475,215

Water Utilities (0.1%)
American States Water Co.	1,749	62,719
Artesian Resources Corp., Class A	300	5,847
Cadiz, Inc.*	1,040	12,678
California Water Service Group	1,950	72,481
Connecticut Water Service, Inc.	1,170	30,830
Consolidated Water Co., Ltd.	1,150	12,535
Middlesex Water Co.	1,800	32,742
SJW Corp.	1,580	36,577
York Water Co.	900	15,669

		282,078

Total Utilities		10,802,603

Total Common Stocks (76.8%) (Cost $250,692,799)		351,490,349

INVESTMENT COMPANIES:
Investment Companies(0.0%)
Kayne Anderson Energy Development Co.	780	15,257
THL Credit, Inc.	707	9,665

Total Investment Companies (0.0%) (Cost $19,251)		24,922

SHORT-TERM INVESTMENTS:
Short-Term Investment (19.7%)
BlackRock Liquidity Funds TempFund
0.14% ‡	90,489,943	$90,489,943

	Principal Amount	Value (Note 1)
Time Deposit (2.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$10,019,728	10,019,728

Total Short-Term Investments (21.9%) (Cost $100,509,671)		100,509,671

Total Investments (98.7%) (Cost $351,221,721)		452,024,942
Other Assets Less Liabilities (1.3%)		6,112,082

Net Assets (100%)		$458,137,024

*	Non-income producing.

†	Securities (totaling $6,075 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)

BlackRock Liquidity Funds TempFund	$83,155,843	$32,416,403	$25,082,303	$90,489,943	$33,214	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	1,142	June-11	$93,145,076	$96,122,140	$2,977,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$64,450,605	$—	$6,075	$64,456,680
Consumer Staples	7,497,919	—	—	7,497,919
Energy	39,661,927	—	—	39,661,927
Financials	55,462,281	—	—	55,462,281
Health Care	25,621,107	—	—	25,621,107
Industrials	88,752,799	—	—	88,752,799
Information Technology	33,111,338	—	—	33,111,338
Materials	25,098,478	—	—	25,098,478
Telecommunication Services	1,025,217	—	—	1,025,217
Utilities	10,802,603	—	—	10,802,603
Futures	2,977,064	—	—	2,977,064
Investment Companies
Investment Companies	24,922	—	—	24,922
Short-Term Investments	—	100,509,671	—	100,509,671

Total Assets	$354,486,260	$100,509,671	$6,075	$455,002,006

Total Liabilities	$—	$—	$—	$—

Total	$354,486,260	$100,509,671	$6,075	$455,002,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials
Balance as of 12/31/10	$7,695	$2,275
Total gains or losses (realized/unrealized) included in earnings	(1,620)	(869)
Purchases	—	—
Sales	—	(1,406)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$6,075	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(1,620)	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,074,954
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,369,097

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,526,959
Aggregate gross unrealized depreciation	(9,707,189)

Net unrealized appreciation	$99,819,770

Federal income tax cost of investments	$352,205,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Automobiles (0.9%)
General Motors Co.*	661,700	$20,532,551

Media (6.4%)
Comcast Corp., Class A	1,309,900	30,415,878
Time Warner, Inc.	935,270	33,389,139
Viacom, Inc., Class B	1,096,600	51,013,832
Walt Disney Co.	559,900	24,126,091

		138,944,940

Total Consumer Discretionary		159,477,491

Consumer Staples (8.9%)
Food & Staples Retailing (2.1%)
CVS Caremark Corp.	325,700	11,178,024
Kroger Co.	1,492,000	35,763,240

		46,941,264

Food Products (5.3%)
Archer-Daniels-Midland Co.	609,700	21,955,297
General Mills, Inc.	411,900	15,054,945
Kraft Foods, Inc., Class A	696,329	21,836,878
Unilever N.V. (N.Y. Shares)	1,780,600	55,839,616

		114,686,736

Household Products (1.5%)
Kimberly-Clark Corp.	499,020	32,571,035

Total Consumer Staples		194,199,035

Energy (12.4%)
Energy Equipment & Services (2.5%)
Halliburton Co.	462,300	23,041,032
Noble Corp.	655,100	29,885,662

		52,926,694

Oil, Gas & Consumable Fuels (9.9%)
Chevron Corp.	191,400	20,562,102
Devon Energy Corp.	396,200	36,359,274
Exxon Mobil Corp.	832,290	70,020,558
Hess Corp.	301,100	25,656,731
Marathon Oil Corp.	659,400	35,152,614
Occidental Petroleum Corp.	43,100	4,503,519
Peabody Energy Corp.	333,200	23,977,072

		216,231,870

Total Energy		269,158,564

Financials (21.5%)
Capital Markets (3.9%)
Bank of New York Mellon Corp.	848,578	25,347,025
Goldman Sachs Group, Inc.	201,500	31,931,705
Morgan Stanley	1,038,500	28,371,820

		85,650,550

Commercial Banks (2.5%)
U.S. Bancorp	440,400	11,639,772
Wells Fargo & Co.	1,368,700	43,387,790

		55,027,562

Diversified Financial Services (6.9%)
Bank of America Corp.	2,010,489	26,799,818
Citigroup, Inc.*	10,950,900	48,402,978
JPMorgan Chase & Co.	1,624,290	74,879,769

		150,082,565

Insurance (8.2%)
ACE Ltd.	491,900	31,825,930
Hartford Financial Services Group, Inc.	744,700	$20,054,771
Lincoln National Corp.	180,800	5,431,232
MetLife, Inc.	1,183,517	52,938,715
Prudential Financial, Inc.	365,465	22,505,335
Travelers Cos., Inc.	771,338	45,879,184

		178,635,167

Total Financials		469,395,844

Health Care (12.5%)
Biotechnology (1.5%)
Amgen, Inc.*	608,800	32,540,360

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	568,400	30,562,868
Medtronic, Inc.	688,000	27,072,800

		57,635,668

Health Care Providers & Services (0.6%)
HCA Holdings, Inc.*	373,400	12,647,058

Pharmaceuticals (7.7%)
Bristol-Myers Squibb Co.	341,600	9,028,488
Eli Lilly and Co.	669,500	23,546,315
Johnson & Johnson	355,500	21,063,375
Merck & Co., Inc.	1,667,511	55,044,538
Pfizer, Inc.	2,938,041	59,671,613

		168,354,329

Total Health Care		271,177,415

Industrials (12.1%)
Aerospace & Defense (5.5%)
Honeywell International, Inc.	609,700	36,405,187
Huntington Ingalls Industries, Inc.*	69,833	2,898,084
Lockheed Martin Corp.	274,200	22,045,680
Northrop Grumman Corp.	419,000	26,275,490
Raytheon Co.	648,077	32,967,677

		120,592,118

Airlines (0.5%)
Delta Air Lines, Inc.*	1,195,300	11,713,940

Construction & Engineering (1.4%)
Fluor Corp.	189,700	13,973,302
Jacobs Engineering Group, Inc.*	320,600	16,488,458

		30,461,760

Industrial Conglomerates (4.7%)
General Electric Co.	2,899,600	58,136,980
Tyco International Ltd.	969,250	43,393,322

		101,530,302

Total Industrials		264,298,120

Information Technology (11.5%)
Communications Equipment (0.2%)
Motorola Mobility Holdings, Inc.*	188,400	4,596,960

Computers & Peripherals (1.7%)
Hewlett-Packard Co.	893,113	36,590,840

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	518,300	10,692,529

IT Services (2.8%)
International Business Machines Corp.	266,260	43,419,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co.	877,600	$18,227,752

		61,646,770

Semiconductors & Semiconductor Equipment (3.0%)
LSI Corp.*	7,785,001	52,938,007
Micron Technology, Inc.*	1,007,200	11,542,512

		64,480,519

Software (3.3%)
Microsoft Corp.	2,864,200	72,636,112

Total Information Technology		250,643,730

Materials (5.2%)
Chemicals (1.6%)
E.I. du Pont de Nemours & Co.	639,250	35,139,572

Metals & Mining (3.6%)
Alcoa, Inc.	1,893,100	33,413,215
Nucor Corp.	488,400	22,476,168
United States Steel Corp.	426,300	22,994,622

		78,884,005

Total Materials		114,023,577

Telecommunication Services (3.9%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	986,458	30,185,615
Verizon Communications, Inc.	595,500	22,950,570

		53,136,185

Wireless Telecommunication Services (1.4%)
Sprint Nextel Corp.*	6,633,900	30,781,296

Total Telecommunication Services		83,917,481

Utilities (2.6%)
Electric Utilities (1.4%)
Southern Co.	767,600	29,253,236

Multi-Utilities (1.2%)
Dominion Resources, Inc.	589,320	26,342,604

Total Utilities		55,595,840

Total Common Stocks (97.9%) (Cost $1,735,163,218)		2,131,887,097

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11 (Cost $48,555,458)	$48,555,458	$48,555,458

Total Investments (100.1%) (Cost $1,783,718,676)		2,180,442,555
Other Assets Less Liabilities (-0.1%)		(1,535,721)

Net Assets (100%)		$2,178,906,834

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$159,477,491	$—	$—	$159,477,491
Consumer Staples	194,199,035	—	—	194,199,035
Energy	269,158,564	—	—	269,158,564
Financials	469,395,844	—	—	469,395,844
Health Care	271,177,415	—	—	271,177,415
Industrials	264,298,120	—	—	264,298,120
Information Technology	250,643,730	—	—	250,643,730
Materials	114,023,577	—	—	114,023,577
Telecommunication Services	83,917,481	—	—	83,917,481
Utilities	55,595,840	—	—	55,595,840
Short-Term Investments	—	48,555,458	—	48,555,458

Total Assets	$2,131,887,097	$48,555,458	$—	$2,180,442,555

Total Liabilities	$—	$—	$—	$—

Total	$2,131,887,097	$48,555,458	$—	$2,180,442,555

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$472,069,615
Net Proceeds of Sales and Redemptions:
Stocks	$466,917,803

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,614,807
Aggregate gross unrealized depreciation	(21,633,866)

Net unrealized appreciation	$260,980,941

Federal income tax cost of investments	$1,919,461,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.6%)
Autoliv, Inc.	65,400	$4,854,642

Hotels, Restaurants & Leisure (1.3%)
Brinker International, Inc.	240,400	6,082,120
Wyndham Worldwide Corp.	115,400	3,670,874

		9,752,994

Household Durables (0.5%)
Tupperware Brands Corp.	62,200	3,713,962

Leisure Equipment & Products (2.1%)
Mattel, Inc.	214,000	5,335,020
Polaris Industries, Inc.	119,000	10,355,380

		15,690,400

Media (4.0%)
Cablevision Systems Corp. - New York Group, Class A	106,600	3,689,426
CTC Media, Inc.	132,900	3,132,453
McGraw-Hill Cos., Inc.	99,600	3,924,240
Meredith Corp.	105,500	3,578,560
Time Warner Cable, Inc.	226,500	16,158,510

		30,483,189

Specialty Retail (1.9%)
Foot Locker, Inc.	457,800	9,027,816
Limited Brands, Inc.	168,600	5,543,568

		14,571,384

Total Consumer Discretionary		79,066,571

Consumer Staples (6.8%)
Beverages (1.0%)
Dr. Pepper Snapple Group, Inc.	206,000	7,654,960

Food & Staples Retailing (1.4%)
SUPERVALU, Inc.	246,314	2,199,584
Walgreen Co.	132,500	5,318,550
Wal-Mart Stores, Inc.	67,900	3,534,195

		11,052,329

Food Products (2.2%)
ConAgra Foods, Inc.	462,000	10,972,500
J.M. Smucker Co.	80,900	5,775,451

		16,747,951

Household Products (1.4%)
Procter & Gamble Co.	171,900	10,589,040

Tobacco (0.8%)
Lorillard, Inc.	63,500	6,033,135

Total Consumer Staples		52,077,415

Energy (14.3%)
Energy Equipment & Services (1.3%)
Seadrill Ltd.	277,600	10,013,032

Oil, Gas & Consumable Fuels (13.0%)
Chevron Corp.	370,900	39,845,787
CNOOC Ltd. (ADR)	40,000	10,121,600
ConocoPhillips	248,700	19,861,182
Exxon Mobil Corp.	77,400	6,511,662
Occidental Petroleum Corp.	58,400	6,102,216
Petrobras Argentina S.A. (ADR)	282,700	6,244,843
Spectra Energy Corp.	143,700	$3,905,766
Teekay Corp.	69,800	2,577,714
Williams Cos., Inc.	121,400	3,785,252

		98,956,022

Total Energy		108,969,054

Financials (23.6%)
Capital Markets (4.9%)
Ameriprise Financial, Inc.	179,700	10,976,076
Blackstone Group LP	291,300	5,208,444
Goldman Sachs Group, Inc.	23,100	3,660,657
KKR & Co. (Guernsey) LP	404,500	6,637,845
Raymond James Financial, Inc.	96,400	3,686,336
Waddell & Reed Financial, Inc., Class A	183,100	7,435,691

		37,605,049

Commercial Banks (5.4%)
Banco Santander S.A. (ADR)	464,400	5,442,768
Bancolombia S.A. (ADR)	77,400	4,849,884
BancorpSouth, Inc.	239,400	3,698,730
KeyCorp	420,100	3,730,488
PNC Financial Services Group, Inc.	67,900	4,277,021
Wells Fargo & Co.	592,000	18,766,400

		40,765,291

Diversified Financial Services (4.8%)
Bank of America Corp.	1,019,760	13,593,401
Citigroup, Inc.*	1,528,700	6,756,854
JPMorgan Chase & Co.	310,100	14,295,610
Leucadia National Corp.	57,900	2,173,566

		36,819,431

Insurance (6.0%)
Allstate Corp.	120,400	3,826,312
Aspen Insurance Holdings Ltd.	194,100	5,349,396
Endurance Specialty Holdings Ltd.	264,000	12,888,480
Hartford Financial Services Group, Inc.	135,600	3,651,708
Old Republic International Corp.	265,600	3,370,464
PartnerReinsurance Ltd.	93,200	7,385,168
Prudential Financial, Inc.	112,300	6,915,434
Unitrin, Inc.	86,900	2,683,472

		46,070,434

Real Estate Investment Trusts (REITs) (2.5%)
Annaly Capital Management, Inc. (REIT)	315,900	5,512,455
AvalonBay Communities, Inc. (REIT)	48,800	5,859,904
Government Properties Income Trust (REIT)	274,800	7,381,128

		18,753,487

Total Financials		180,013,692

Health Care (11.4%)
Health Care Providers & Services (4.4%)
AmerisourceBergen Corp.	206,300	8,161,228
Cardinal Health, Inc.	265,900	10,936,467
Owens & Minor, Inc.	115,100	3,738,448
UnitedHealth Group, Inc.	231,600	10,468,320

		33,304,463

Pharmaceuticals (7.0%)
Bristol-Myers Squibb Co.	364,400	9,631,092
Johnson & Johnson	214,820	12,728,085
Merck & Co., Inc.	132,400	4,370,524
Novartis AG (ADR)	130,500	7,092,675
Pfizer, Inc.	621,400	12,620,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sanofi-Aventis S.A. (ADR)	209,200	$7,368,024

		53,811,034

Total Health Care		87,115,497

Industrials (11.6%)
Aerospace & Defense (1.9%)
BAE Systems plc (ADR)	269,800	5,649,612
Honeywell International, Inc.	49,200	2,937,732
Huntington Ingalls Industries, Inc.*	14,417	598,291
Northrop Grumman Corp.	86,500	5,424,415

		14,610,050

Commercial Services & Supplies (1.6%)
Avery Dennison Corp.	106,900	4,485,524
Pitney Bowes, Inc.	311,900	8,012,711

		12,498,235

Electrical Equipment (0.4%)
Brady Corp., Class A	73,600	2,626,784

Industrial Conglomerates (4.2%)
General Electric Co.	1,588,600	31,851,430

Machinery (1.9%)
Caterpillar, Inc.	96,400	10,734,140
Harsco Corp.	112,400	3,966,596

		14,700,736

Road & Rail (1.1%)
Ryder System, Inc.	160,200	8,106,120

Trading Companies & Distributors (0.5%)
Textainer Group Holdings Ltd.	109,800	4,080,168

Total Industrials		88,473,523

Information Technology (4.9%)
Communications Equipment (0.7%)
Nokia Oyj (ADR)	639,700	5,443,847

IT Services (1.2%)
International Business Machines Corp.	56,900	9,278,683

Office Electronics (0.2%)
Canon, Inc. (ADR)	32,900	1,426,215

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	192,100	3,874,657
STMicroelectronics N.V. (N.Y. Shares)	231,200	2,871,504

		6,746,161

Software (1.9%)
Microsoft Corp.	584,600	14,825,456

Total Information Technology		37,720,362

Materials (4.7%)
Chemicals (3.8%)
E.I. du Pont de Nemours & Co.	81,300	4,469,061
Eastman Chemical Co.	128,400	12,752,688
Huntsman Corp.	318,000	5,526,840
Kronos Worldwide, Inc.	104,360	6,099,842

		28,848,431

Metals & Mining (0.9%)
Southern Copper Corp.	174,700	$7,035,169

Total Materials		35,883,600

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.5%)
AT&T, Inc.	389,800	11,927,880
Verizon Communications, Inc.	391,100	15,072,994

Total Telecommunication Services		27,000,874

Utilities (5.7%)
Electric Utilities (1.5%)
Northeast Utilities	160,700	5,560,220
Pinnacle West Capital Corp.	140,800	6,024,832

		11,585,052

Gas Utilities (1.8%)
Questar Corp.	606,700	10,586,915
UGI Corp.	91,700	3,016,930

		13,603,845

Multi-Utilities (1.6%)
CMS Energy Corp.	395,500	7,767,620
DTE Energy Co.	87,800	4,298,688

		12,066,308

Water Utilities (0.8%)
American Water Works Co., Inc.	229,400	6,434,670

Total Utilities		43,689,875

Total Common Stocks (96.9%) (Cost $611,063,027)		740,010,463

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.1%)
JPMorgan Chase Nassau
0.000%, 4/1/11 (Cost $23,314,197)	$23,314,197	$23,314,197

Total Investments (100.0%) (Cost $634,377,224)		763,324,660
Other Assets Less Liabilities (0.0%)		(318,135)

Net Assets (100%)		$763,006,525

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$79,066,571	$—	$—	$79,066,571
Consumer Staples	52,077,415	—	—	52,077,415
Energy	108,969,054	—	—	108,969,054
Financials	180,013,692	—	—	180,013,692
Health Care	87,115,497	—	—	87,115,497
Industrials	88,473,523	—	—	88,473,523
Information Technology	37,720,362	—	—	37,720,362
Materials	35,883,600	—	—	35,883,600
Telecommunication Services	27,000,874	—	—	27,000,874
Utilities	43,689,875	—	—	43,689,875
Short-Term Investments	—	23,314,197	—	23,314,197

Total Assets	$740,010,463	$23,314,197	$—	$763,324,660

Total Liabilities	$—	$—	$—	$—

Total	$740,010,463	$23,314,197	$—	$763,324,660

Investment security transactions for the three months ended March 31,2011 were as follows:

Cost of Purchases:
Stocks	$153,399,295
Net Proceeds of Sales and Redemptions:
Stocks	$169,372,551

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,335,670
Aggregate gross unrealized depreciation	(10,636,912)

Net unrealized appreciation	$117,698,758

Federal income tax cost of investments	$645,625,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.2%)
Auto Components (3.2%)
BorgWarner, Inc.*	11,400	$908,466
Magna International, Inc.	18,000	862,380
TRW Automotive Holdings Corp.*	15,000	826,200

		2,597,046

Hotels, Restaurants & Leisure (1.2%)
Chipotle Mexican Grill, Inc.*	3,500	953,295

Internet & Catalog Retail (4.3%)
Netflix, Inc.*	6,100	1,447,713
priceline.com, Inc.*	4,200	2,127,048

		3,574,761

Media (4.6%)
CBS Corp., Class B	51,600	1,292,064
DIRECTV, Class A*	35,400	1,656,720
McGraw-Hill Cos., Inc.	21,500	847,100

		3,795,884

Multiline Retail (2.0%)
Dollar Tree, Inc.*	19,800	1,099,296
Family Dollar Stores, Inc.	10,600	543,992

		1,643,288

Specialty Retail (5.9%)
Advance Auto Parts, Inc.	13,200	866,184
Best Buy Co., Inc.	23,000	660,560
Limited Brands, Inc.	26,100	858,168
Ross Stores, Inc.	16,300	1,159,256
TJX Cos., Inc.	26,700	1,327,791

		4,871,959

Total Consumer Discretionary		17,436,233

Consumer Staples (10.3%)
Beverages (0.9%)
Dr. Pepper Snapple Group, Inc.	20,100	746,916

Food & Staples Retailing (3.9%)
CVS Caremark Corp.	24,300	833,976
Walgreen Co.	26,700	1,071,738
Whole Foods Market, Inc.	20,200	1,331,180

		3,236,894

Food Products (1.9%)
Campbell Soup Co.	21,400	708,554
General Mills, Inc.	22,800	833,340

		1,541,894

Household Products (2.5%)
Colgate-Palmolive Co.	15,500	1,251,780
Procter & Gamble Co.	13,300	819,280

		2,071,060

Personal Products (1.1%)
Estee Lauder Cos., Inc., Class A	9,100	876,876

Total Consumer Staples		8,473,640

Energy (7.7%)
Energy Equipment & Services (4.5%)
Cameron International Corp.*	17,800	1,016,380
Core Laboratories N.V.	8,000	817,360
FMC Technologies, Inc.*	9,000	850,320
Noble Corp.	22,200	1,012,764

		3,696,824

Oil, Gas & Consumable Fuels (3.2%)
Cimarex Energy Co.	10,700	$1,233,068
Southwestern Energy Co.*	32,100	1,379,337

		2,612,405

Total Energy		6,309,229

Financials (6.8%)
Commercial Banks (2.8%)
KeyCorp	85,600	760,128
Lloyds Banking Group plc (ADR)*	192,200	711,140
M&T Bank Corp.	9,300	822,771

		2,294,039

Insurance (4.0%)
Axis Capital Holdings Ltd.	22,900	799,668
Chubb Corp.	13,800	846,078
Prudential Financial, Inc.	12,900	794,382
Travelers Cos., Inc.	14,200	844,616

		3,284,744

Total Financials		5,578,783

Health Care (9.3%)
Health Care Equipment & Supplies (0.5%)
Varian Medical Systems, Inc.*	6,000	405,840

Health Care Providers & Services (6.0%)
AmerisourceBergen Corp.	37,100	1,467,676
DaVita, Inc.*	10,700	914,957
Laboratory Corp. of America
Holdings*	9,500	875,235
McKesson Corp.	11,300	893,265
Quest Diagnostics, Inc.	12,700	733,044

		4,884,177

Life Sciences Tools & Services (1.0%)
Illumina, Inc.*	11,800	826,826

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	26,187	692,122
Johnson & Johnson	13,500	799,875

		1,491,997

Total Health Care		7,608,840

Industrials (8.1%)
Airlines (0.8%)
Delta Air Lines, Inc.*	64,100	628,180

Electrical Equipment (1.0%)
Cooper Industries plc	12,500	811,250

Industrial Conglomerates (1.2%)
3M Co.	10,700	1,000,450

Machinery (2.3%)
Cummins, Inc.	9,300	1,019,466
PACCAR, Inc.	17,100	895,185

		1,914,651

Professional Services (1.0%)
IHS, Inc., Class A*	9,200	816,500

Trading Companies & Distributors (1.8%)
W.W. Grainger, Inc.	11,100	1,528,248

Total Industrials		6,699,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (30.6%)
Communications Equipment (5.7%)
Cisco Systems, Inc.	30,985	$531,393
F5 Networks, Inc.*	11,200	1,148,784
JDS Uniphase Corp.*	65,000	1,354,600
Nokia Oyj (ADR)	79,700	678,247
Research In Motion Ltd.*	16,900	956,033

		4,669,057

Computers & Peripherals (4.5%)
Apple, Inc.*	3,500	1,219,575
Hewlett-Packard Co.	29,300	1,200,421
SanDisk Corp.*	27,900	1,285,911

		3,705,907

Electronic Equipment, Instruments & Components (2.1%)
Dolby Laboratories, Inc., Class A*	17,400	856,254
TE Connectivity Ltd.	24,600	856,572

		1,712,826

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	24,900	946,200

IT Services (4.0%)
International Business Machines Corp.	15,198	2,478,338
Western Union Co.	38,300	795,491

		3,273,829

Semiconductors & Semiconductor Equipment (11.1%)
Altera Corp.	20,500	902,410
ARM Holdings plc (ADR)	32,800	923,976
Atmel Corp.*	74,500	1,015,435
Intel Corp.	35,300	712,001
KLA-Tencor Corp.	16,300	772,131
Lam Research Corp.*	17,000	963,220
Linear Technology Corp.	23,700	797,031
Micron Technology, Inc.*	110,400	1,265,184
Texas Instruments, Inc.	26,700	922,752
Xilinx, Inc.	26,000	852,800

		9,126,940

Software (2.0%)
Microsoft Corp.	38,700	981,432
VMware, Inc., Class A*	8,500	693,090

		1,674,522

Total Information Technology		25,109,281

Materials (2.0%)
Chemicals (1.0%)
Praxair, Inc.	8,000	812,800

Containers & Packaging (1.0%)
Ball Corp.	23,400	838,890

Total Materials		1,651,690

Telecommunication Services (3.6%)
Diversified Telecommunication Services (1.0%)
BCE, Inc.	22,800	828,552

Wireless Telecommunication Services (2.6%)
American Tower Corp., Class A*	16,300	844,666
MetroPCS Communications, Inc.*	80,000	1,299,200

		2,143,866

Total Telecommunication Services		2,972,418

Total Common Stocks (99.6%) (Cost $68,517,882)		81,839,393

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $625,090)	$625,090	$625,090

Total Investments (100.4%) (Cost $69,142,972)		$82,464,483
Other Assets Less Liabilities (-0.4%)		(333,701)

Net Assets (100%)		$82,130,782

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,436,233	$—	$—	$17,436,233
Consumer Staples	8,473,640	—	—	8,473,640
Energy	6,309,229	—	—	6,309,229
Financials	5,578,783	—	—	5,578,783
Health Care	7,608,840	—	—	7,608,840
Industrials	6,699,279	—	—	6,699,279
Information Technology	25,109,281	—	—	25,109,281
Materials	1,651,690	—	—	1,651,690
Telecommunication Services	2,972,418	—	—	2,972,418
Short-Term Investments	—	625,090	—	625,090

Total Assets	$81,839,393	$625,090	$—	$82,464,483

Total Liabilities	$—	$—	$—	$—

Total	$81,839,393	$625,090	$—	$82,464,483

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$22,375,808
Net Proceeds of Sales and Redemptions:
Stocks	$22,914,051

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,174,749
Aggregate gross unrealized depreciation	(1,853,238)

Net unrealized appreciation	$13,321,511

Federal income tax cost of investments	$69,142,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Media (9.0%)
Comcast Corp., Class A	297,800	$7,361,616
DreamWorks Animation SKG, Inc., Class A*	248,300	6,935,019
Gannett Co., Inc.	293,600	4,471,528
Scripps Networks Interactive, Inc., Class A	71,700	3,591,453
Time Warner Cable, Inc.	49,167	3,507,574
Viacom, Inc., Class B	184,600	8,587,592

		34,454,782

Multiline Retail (2.6%)
Target Corp.	196,950	9,849,469

Specialty Retail (4.4%)
Home Depot, Inc.	35,900	1,330,454
Lowe’s Cos., Inc.	69,000	1,823,670
Tiffany & Co.	134,500	8,263,680
Urban Outfitters, Inc.*	179,700	5,360,451

		16,778,255

Textiles, Apparel & Luxury Goods (2.1%)
Coach, Inc.	151,100	7,863,244

Total Consumer Discretionary		68,945,750

Consumer Staples (6.5%)
Beverages (2.1%)
PepsiCo, Inc.	124,400	8,012,604

Food Products (0.4%)
General Mills, Inc.	43,100	1,575,305

Household Products (0.9%)
Colgate-Palmolive Co.	23,200	1,873,632
Procter & Gamble Co.	27,800	1,712,480

		3,586,112

Personal Products (2.0%)
Alberto-Culver Co.	64,700	2,411,369
Avon Products, Inc.	198,400	5,364,736

		7,776,105

Tobacco (1.1%)
Philip Morris International, Inc.	61,000	4,003,430

Total Consumer Staples		24,953,556

Energy (13.3%)
Energy Equipment & Services (9.2%)
Baker Hughes, Inc.	60,000	4,405,800
Halliburton Co.	149,300	7,441,112
Schlumberger Ltd.	125,291	11,684,639
Transocean Ltd.*	28,500	2,221,575
Weatherford International Ltd.*	417,800	9,442,280

		35,195,406

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.	66,800	5,472,256
Cenovus Energy, Inc.	68,700	2,705,406
Encana Corp.	109,200	3,770,676
Noble Energy, Inc.	37,500	3,624,375

		15,572,713

Total Energy		50,768,119

Financials (6.0%)
Capital Markets (5.1%)
Bank of New York Mellon Corp.	56,000	$1,672,720
Charles Schwab Corp.	570,700	10,289,721
Goldman Sachs Group, Inc.	45,700	7,242,079

		19,204,520

Diversified Financial Services (0.5%)
JPMorgan Chase & Co.	43,400	2,000,740

Insurance (0.4%)
Progressive Corp.	74,300	1,569,959

Total Financials		22,775,219

Health Care (12.5%)
Biotechnology (1.8%)
Pharmasset, Inc.*	89,622	7,054,148

Health Care Equipment & Supplies (1.2%)
Boston Scientific Corp.*	426,100	3,063,659
Medtronic, Inc.	38,500	1,514,975

		4,578,634

Health Care Providers & Services (2.7%)
AMERIGROUP Corp.*	84,700	5,441,975
Centene Corp.*	75,800	2,499,884
Universal Health Services, Inc., Class B	46,100	2,277,801

		10,219,660

Health Care Technology (2.8%)
Cerner Corp.*	95,200	10,586,240

Pharmaceuticals (4.0%)
Allergan, Inc.	85,600	6,079,312
Shire plc (ADR)	107,000	9,319,700

		15,399,012

Total Health Care		47,837,694

Industrials (9.1%)
Air Freight & Logistics (2.0%)
FedEx Corp.	80,000	7,484,000

Commercial Services & Supplies (1.2%)
Iron Mountain, Inc.	143,900	4,493,997

Construction & Engineering (0.8%)
Jacobs Engineering Group, Inc.*	60,800	3,126,944

Electrical Equipment (0.7%)
Emerson Electric Co.	42,600	2,489,118

Machinery (2.8%)
Danaher Corp.	122,300	6,347,370
Illinois Tool Works, Inc.	82,700	4,442,644

		10,790,014

Professional Services (0.9%)
Nielsen Holdings N.V.*	120,300	3,285,393

Trading Companies & Distributors (0.7%)
W.W. Grainger, Inc.	20,800	2,863,744

Total Industrials		34,533,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (24.9%)
Communications Equipment (6.0%)
Cisco Systems, Inc.	209,980	$3,601,157
Juniper Networks, Inc.*	175,100	7,368,208
QUALCOMM, Inc.	216,700	11,881,661

		22,851,026

Computers & Peripherals (1.8%)
Apple, Inc.*	19,990	6,965,515

Electronic Equipment, Instruments & Components (1.1%)
Flextronics International Ltd.*	196,200	1,465,614
Jabil Circuit, Inc.	129,200	2,639,556

		4,105,170

Internet Software & Services (4.9%)
Akamai Technologies, Inc.*	55,200	2,097,600
eBay, Inc.*	61,000	1,893,440
Google, Inc., Class A*	24,880	14,584,905

		18,575,945

IT Services (2.7%)
International Business Machines Corp.	15,400	2,511,278
Mastercard, Inc., Class A	7,500	1,887,900
Visa, Inc., Class A	81,100	5,970,582

		10,369,760

Semiconductors & Semiconductor Equipment (4.4%)
Broadcom Corp., Class A	134,400	5,292,672
First Solar, Inc.*	17,500	2,814,700
KLA-Tencor Corp.	134,600	6,376,002
Maxim Integrated Products, Inc.	84,600	2,165,760

		16,649,134

Software (4.0%)
Nintendo Co., Ltd. (ADR)	133,100	4,490,794
Oracle Corp.	327,400	10,925,338

		15,416,132

Total Information Technology		94,932,682

Materials (6.5%)
Chemicals (2.9%)
Ecolab, Inc.	47,400	2,418,348
Monsanto Co.	122,500	8,851,850

		11,270,198

Construction Materials (0.7%)
Vulcan Materials Co.	56,900	2,594,640

Metals & Mining (2.9%)
Allegheny Technologies, Inc.	95,900	6,494,348
Cliffs Natural Resources, Inc.	46,700	4,589,676

		11,084,024

Total Materials		24,948,862

Telecommunication Services (2.1%)
Wireless Telecommunication Services (2.1%)
American Tower Corp., Class A*	151,858	7,869,282

Total Telecommunication Services		7,869,282

Total Common Stocks (99.0%)
(Cost $286,205,633)		377,564,374

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $3,877,914)	$3,877,914	$3,877,914

Total Investments (100.0%)
(Cost $290,083,547)		$381,442,288
Other Assets Less Liabilities (0.0%)		(175,085)

Net Assets (100%)		$381,267,203

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$68,945,750	$—	$—	$68,945,750
Consumer Staples	24,953,556	—	—	24,953,556
Energy	50,768,119	—	—	50,768,119
Financials	22,775,219	—	—	22,775,219
Health Care	47,837,694	—	—	47,837,694
Industrials	34,533,210	—	—	34,533,210
Information Technology	94,932,682	—	—	94,932,682
Materials	24,948,862	—	—	24,948,862
Telecommunication Services	7,869,282	—	—	7,869,282
Short-Term Investments	—	3,877,914	—	3,877,914

Total Assets	$377,564,374	$3,877,914	$—	$381,442,288

Total Liabilities	$—	$—	$—	$—

Total	$377,564,374	$3,877,914	$—	$381,442,288

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$38,330,051
Net Proceeds of Sales and Redemptions:
Stocks	$46,842,581

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,033,645
Aggregate gross unrealized depreciation	(5,928,775)

Net unrealized appreciation	$91,104,870

Federal income tax cost of investments	$290,337,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (0.2%)
TRW Automotive Holdings Corp.*	47,400	$2,610,792

Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	156,900	11,938,521

Household Durables (0.7%)
Stanley Black & Decker, Inc.	122,700	9,398,820

Media (5.5%)
CBS Corp., Class B	213,600	5,348,544
Comcast Corp., Class A	714,200	17,655,024
DreamWorks Animation SKG, Inc., Class A*	144,700	4,041,471
Gannett Co., Inc.	824,300	12,554,089
Scripps Networks Interactive, Inc., Class A	160,300	8,029,427
Time Warner Cable, Inc.	206,430	14,726,716
Viacom, Inc., Class B	151,600	7,052,432

		69,407,703

Multiline Retail (1.7%)
Target Corp.	435,900	21,799,359

Specialty Retail (2.6%)
Home Depot, Inc.	177,700	6,585,562
Lowe’s Cos., Inc.	152,100	4,020,003
Tiffany & Co.	152,200	9,351,168
Urban Outfitters, Inc.*	424,200	12,653,886

		32,610,619

Textiles, Apparel & Luxury Goods (2.2%)
Coach, Inc.	298,900	15,554,756
NIKE, Inc., Class B	164,300	12,437,510

		27,992,266

Total Consumer Discretionary		175,758,080

Consumer Staples (7.4%)
Beverages (1.5%)
PepsiCo, Inc.	296,700	19,110,447

Food Products (1.4%)
General Mills, Inc.	94,529	3,455,035
Kraft Foods, Inc., Class A	458,414	14,375,863

		17,830,898

Household Products (2.1%)
Colgate-Palmolive Co.	110,100	8,891,676
Procter & Gamble Co.	290,500	17,894,800

		26,786,476

Personal Products (1.0%)
Alberto-Culver Co.	192,900	7,189,383
Avon Products, Inc.	202,500	5,475,600

		12,664,983

Tobacco (1.4%)
Philip Morris International, Inc.	272,072	17,856,085

Total Consumer Staples		94,248,889

Energy (18.0%)
Energy Equipment & Services (5.5%)
Halliburton Co.	507,400	25,288,816
Schlumberger Ltd.	201,600	18,801,216
Transocean Ltd.*	132,100	$10,297,195
Weatherford International Ltd.*	664,400	15,015,440

		69,402,667

Oil, Gas & Consumable Fuels (12.5%)
Anadarko Petroleum Corp.	213,700	17,506,304
Cenovus Energy, Inc.	637,700	25,112,626
Chevron Corp.	470,512	50,547,104
Encana Corp.	148,100	5,113,893
Noble Energy, Inc.	214,400	20,721,760
Royal Dutch Shell plc (ADR), Class A	538,200	39,213,252

		158,214,939

Total Energy		227,617,606

Financials (9.6%)
Capital Markets (2.4%)
Bank of New York Mellon Corp.	222,600	6,649,062
Charles Schwab Corp.	396,400	7,147,092
Goldman Sachs Group, Inc.	101,800	16,132,246

		29,928,400

Commercial Banks (1.3%)
BB&T Corp.	325,400	8,932,230
Wells Fargo & Co.	231,800	7,348,060

		16,280,290

Diversified Financial Services (1.4%)
JPMorgan Chase & Co.	204,536	9,429,110
NYSE Euronext	254,100	8,936,697

		18,365,807

Insurance (3.3%)
Allstate Corp.	500,400	15,902,712
Aon Corp.	269,100	14,251,536
Progressive Corp.	542,700	11,467,251

		41,621,499

Real Estate Investment Trusts (REITs) (1.2%)
Plum Creek Timber Co., Inc. (REIT)	70,500	3,074,505
Ventas, Inc. (REIT)	234,800	12,749,640

		15,824,145

Total Financials		122,020,141

Health Care (11.0%)
Biotechnology (1.1%)
Pharmasset, Inc.*	169,700	13,357,087

Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	985,400	7,085,026

Health Care Providers & Services (2.0%)
AMERIGROUP Corp.*	193,800	12,451,650
Centene Corp.*	81,900	2,701,062
Universal Health Services, Inc., Class B	218,900	10,815,849

		25,968,561

Health Care Technology (2.0%)
Cerner Corp.*	232,200	25,820,640

Life Sciences Tools & Services (0.8%)
Mettler-Toledo International, Inc.*	56,900	9,786,800

Pharmaceuticals (4.5%)
Allergan, Inc.	363,912	25,845,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Shire plc (ADR)	357,600	$31,146,960

		56,991,990

Total Health Care		139,010,104

Industrials (9.8%)
Aerospace & Defense (1.6%)
Spirit AeroSystems Holdings, Inc., Class A*	288,200	7,398,094
United Technologies Corp.	152,900	12,942,985

		20,341,079

Air Freight & Logistics (1.5%)
FedEx Corp.	206,400	19,308,720

Commercial Services & Supplies (1.2%)
Iron Mountain, Inc.	275,400	8,600,742
Republic Services, Inc.	216,700	6,509,668

		15,110,410

Construction & Engineering (0.6%)
Jacobs Engineering Group, Inc.*	134,700	6,927,621

Electrical Equipment (1.0%)
Emerson Electric Co.	211,400	12,352,102

Industrial Conglomerates (0.5%)
General Electric Co.	288,728	5,788,997

Machinery (1.6%)
Danaher Corp.	271,800	14,106,420
Illinois Tool Works, Inc.	121,800	6,543,096

		20,649,516

Professional Services (0.2%)
Nielsen Holdings N.V.*	96,600	2,638,146

Road & Rail (1.6%)
Norfolk Southern Corp.	296,500	20,538,555

Total Industrials		123,655,146

Information Technology (16.9%)
Communications Equipment (2.9%)
Cisco Systems, Inc.	74,400	1,275,960
Juniper Networks, Inc.*	415,400	17,480,032
QUALCOMM, Inc.	327,600	17,962,308

		36,718,300

Computers & Peripherals (2.5%)
Apple, Inc.*	90,200	31,430,190

Electronic Equipment, Instruments & Components (2.8%)
Flextronics International Ltd.*	1,681,900	12,563,793
Jabil Circuit, Inc.	1,124,300	22,969,449

		35,533,242

Internet Software & Services (1.6%)
Google, Inc., Class A*	33,980	19,919,416

IT Services (3.4%)
Alliance Data Systems Corp.*	89,400	7,678,566
International Business Machines Corp.	130,600	21,296,942
Mastercard, Inc., Class A	27,600	6,947,472
Visa, Inc., Class A	95,100	7,001,262

		42,924,242

Semiconductors & Semiconductor Equipment (1.7%)
First Solar, Inc.*	40,100	6,449,684
Maxim Integrated Products, Inc.	624,900	$15,997,440

		22,447,124

Software (2.0%)
Oracle Corp.	753,300	25,137,621

Total Information Technology		214,110,135

Materials (5.2%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	112,700	10,163,286
Monsanto Co.	149,200	10,781,192

		20,944,478

Metals & Mining (3.6%)
Allegheny Technologies, Inc.	190,500	12,900,660
Barrick Gold Corp.	165,300	8,580,723
Cliffs Natural Resources, Inc.	110,400	10,850,112
Freeport-McMoRan Copper & Gold, Inc.	106,600	5,921,630
Nucor Corp.	150,200	6,912,204

		45,165,329

Total Materials		66,109,807

Telecommunication Services (3.7%)
Wireless Telecommunication Services (3.7%)
American Tower Corp., Class A*	900,400	46,658,728

Total Telecommunication Services		46,658,728

Utilities (1.8%)
Electric Utilities (1.2%)
Edison International	305,200	11,167,268
PPL Corp.	184,800	4,675,440

		15,842,708

Multi-Utilities (0.6%)
PG&E Corp.	172,400	7,616,632

Total Utilities		23,459,340

Total Common Stocks (97.3%) (Cost $910,105,081)		1,232,647,976

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $20,583,224)	$20,583,224	$20,583,224

Total Investments (98.9%) (Cost $930,688,305)		1,253,231,200
Other Assets Less Liabilities (1.1%)		13,978,607

Net Assets (100%)		$1,267,209,807

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$175,758,080	$—	$—	$175,758,080
Consumer Staples	94,248,889	—	—	94,248,889
Energy	227,617,606	—	—	227,617,606
Financials	122,020,141	—	—	122,020,141
Health Care	139,010,104	—	—	139,010,104
Industrials	123,655,146	—	—	123,655,146
Information Technology	214,110,135	—	—	214,110,135
Materials	66,109,807	—	—	66,109,807
Telecommunication Services	46,658,728	—	—	46,658,728
Utilities	23,459,340	—	—	23,459,340
Short-Term Investments	—	20,583,224	—	20,583,224

Total Assets	$1,232,647,976	$20,583,224	$—	$1,253,231,200

Total Liabilities	$—	$—	$—	$—

Total	$1,232,647,976	$20,583,224	$—	$1,253,231,200

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$77,700,766
Net Proceeds of Sales and Redemptions:
Stocks	$107,385,417

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,245,127
Aggregate gross unrealized depreciation	(12,702,232)

Net unrealized appreciation	$322,542,895

Federal income tax cost of investments	$930,688,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.5%)
Autoliv, Inc.	35,000	$2,598,050
BorgWarner, Inc.*	44,530	3,548,596
Cooper Tire & Rubber Co.	23,100	594,825
Dana Holding Corp.*	52,900	919,931
Fuel Systems Solutions, Inc.*	11,800	356,124
Gentex Corp.	62,900	1,902,725
Goodyear Tire & Rubber Co.*	99,100	1,484,518
Johnson Controls, Inc.	240,730	10,007,146
Lear Corp.	35,400	1,729,998
Modine Manufacturing Co.*	830	13,396
Stoneridge, Inc.*	800	11,696
Tenneco, Inc.*	22,600	959,370
TRW Automotive Holdings Corp.*	29,700	1,635,876

		25,762,251

Automobiles (0.4%)
Ford Motor Co.*	1,312,136	19,563,948
Harley-Davidson, Inc.	89,050	3,783,734
Winnebago Industries, Inc.*	1,470	19,654

		23,367,336

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	40	1,322
Genuine Parts Co.	60,000	3,218,400
LKQ Corp.*	54,000	1,301,400

		4,521,122

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	8,600	347,870
Apollo Group, Inc., Class A*	53,030	2,211,881
Capella Education Co.*	7,800	388,362
Career Education Corp.*	23,900	543,008
Coinstar, Inc.*	11,500	528,080
DeVry, Inc.	25,800	1,420,806
Education Management Corp.*	27,100	567,474
H&R Block, Inc.	108,150	1,810,431
ITT Educational Services, Inc.*	16,100	1,161,615
K12, Inc.*	16,500	556,050
Matthews International Corp., Class A	13,300	512,715
Service Corp. International	96,300	1,065,078
Sotheby’s, Inc.	25,300	1,330,780
Steiner Leisure Ltd.*	150	6,939
Strayer Education, Inc.	6,000	782,940
Weight Watchers International, Inc.	11,700	820,170

		14,054,199

Hotels, Restaurants & Leisure (1.8%)
Bally Technologies, Inc.*	26,650	1,008,703
Biglari Holdings, Inc.*	27	11,436
BJ’s Restaurants, Inc.*	550	21,631
Brinker International, Inc.	50,690	1,282,457
Carnival Corp.	165,260	6,339,374
Cheesecake Factory, Inc.*	22,800	686,052
Chipotle Mexican Grill, Inc.*	12,700	3,459,099
Cracker Barrel Old Country Store, Inc.	8,600	422,604
Darden Restaurants, Inc.	51,950	2,552,303
Denny’s Corp.*	2,590	10,515
Hyatt Hotels Corp., Class A*	16,500	710,160
International Game Technology	112,660	1,828,472
International Speedway Corp., Class A	14,900	444,020
Interval Leisure Group, Inc.*	1,064	$17,396
Isle of Capri Casinos, Inc.*	420	3,990
Krispy Kreme Doughnuts, Inc.*	1,140	8,026
Las Vegas Sands Corp.*	115,000	4,855,300
Life Time Fitness, Inc.*	25,100	936,481
Marriott International, Inc., Class A .	102,625	3,651,398
McDonald’s Corp.	377,140	28,696,583
MGM Resorts International*	103,400	1,359,710
O’Charleys, Inc.*	60	358
Panera Bread Co., Class A*	12,200	1,549,400
Penn National Gaming, Inc.*	25,700	952,442
Royal Caribbean Cruises Ltd.*	47,950	1,978,417
Ruby Tuesday, Inc.*	1,320	17,305
Scientific Games Corp., Class A*	30,000	262,200
Speedway Motorsports, Inc.	27,700	442,646
Starbucks Corp.	265,750	9,819,462
Starwood Hotels & Resorts Worldwide, Inc.	71,600	4,161,392
Vail Resorts, Inc.*	16,600	809,416
Wendy’s/Arby’s Group, Inc., Class A	192,500	968,275
WMS Industries, Inc.*	19,600	692,860
Wyndham Worldwide Corp.	63,470	2,018,981
Wynn Resorts Ltd.	28,500	3,626,625
Yum! Brands, Inc.	165,440	8,500,307

		94,105,796

Household Durables (0.6%)
Blyth, Inc.	360	11,696
CSS Industries, Inc.	240	4,524
D.R. Horton, Inc.	112,300	1,308,295
Fortune Brands, Inc.	56,250	3,481,313
Garmin Ltd.	47,900	1,621,894
Harman International Industries, Inc.	26,390	1,235,580
Jarden Corp.	29,900	1,063,543
KB Home	34,750	432,290
Leggett & Platt, Inc.	56,000	1,372,000
Lennar Corp., Class A	61,000	1,105,320
M.D.C. Holdings, Inc.	15,500	392,925
Mohawk Industries, Inc.*	21,200	1,296,380
Newell Rubbermaid, Inc.	124,600	2,383,598
NVR, Inc.*	2,100	1,587,600
Pulte Group, Inc.*	134,500	995,300
Ryland Group, Inc.	25,700	408,630
Stanley Black & Decker, Inc.	60,135	4,606,341
Tempur-Pedic International, Inc.*	27,400	1,388,084
Toll Brothers, Inc.*	56,300	1,113,051
Tupperware Brands Corp.	27,600	1,647,996
Whirlpool Corp.	28,420	2,425,931

		29,882,291

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	125,180	22,548,674
Expedia, Inc.	91,010	2,062,287
Liberty Media Corp. - Interactive*	225,830	3,622,313
Netflix, Inc.*	15,900	3,773,547
Orbitz Worldwide, Inc.*	470	1,678
Overstock.com, Inc.*	600	9,432
priceline.com, Inc.*	16,780	8,498,063
Shutterfly, Inc.*	670	35,081

		40,551,075

Leisure Equipment & Products (0.1%)
Brunswick Corp.	33,500	851,905
Eastman Kodak Co.*	101,600	328,168
Hasbro, Inc.	43,700	2,046,908
Leapfrog Enterprises, Inc.*	1,750	7,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Mattel, Inc.	133,700	$3,333,141
Polaris Industries, Inc.	11,800	1,026,836
RC2 Corp.*	390	10,959
Steinway Musical Instruments, Inc.*	140	3,109

		7,608,586

Media (3.3%)
Ascent Media Corp., Class A*	250	12,213
Cablevision Systems Corp. - New York Group, Class A	84,850	2,936,658
CBS Corp., Class B	239,720	6,002,589
Central European Media Enterprises Ltd., Class A*	21,400	451,540
Comcast Corp., Class A	984,024	24,325,073
DIRECTV, Class A*	291,146	13,625,633
Discovery Communications, Inc., Class A*	107,500	4,289,250
DISH Network Corp., Class A*	75,660	1,843,078
DreamWorks Animation SKG, Inc., Class A*	28,000	782,040
Gannett Co., Inc.	90,000	1,370,700
Global Sources Ltd.*	523	6,082
Harte-Hanks, Inc.	1,100	13,090
Interpublic Group of Cos., Inc.	192,700	2,422,239
John Wiley & Sons, Inc., Class A	17,000	864,280
Knology, Inc.*	70	904
Lamar Advertising Co., Class A*	21,400	790,516
Liberty Global, Inc., Class A*	82,900	3,432,889
Liberty Media Corp. - Capital*	30,300	2,232,201
Liberty Media Corp. - Starz*	19,400	1,505,440
Live Nation Entertainment, Inc.*	51,860	518,600
Madison Square Garden, Inc., Class A*	25,087	677,098
McGraw-Hill Cos., Inc.	119,330	4,701,602
Meredith Corp.	13,600	461,312
New York Times Co., Class A*	51,200	484,864
News Corp., Class A	827,694	14,534,307
Omnicom Group, Inc.	116,100	5,695,866
Regal Entertainment Group, Class A	32,900	444,150
Scripps Networks Interactive, Inc., Class A	34,700	1,738,123
Sirius XM Radio, Inc.*	1,469,100	2,438,706
Thomson Reuters Corp.	141,400	5,548,536
Time Warner Cable, Inc.	126,302	9,010,385
Time Warner, Inc.	399,526	14,263,078
Valassis Communications, Inc.*	18,800	547,832
Viacom, Inc., Class B	216,360	10,065,067
Virgin Media, Inc.	135,100	3,754,429
Walt Disney Co.	690,368	29,747,957
Washington Post Co., Class B	2,300	1,006,388
World Wrestling Entertainment, Inc., Class A	32,700	411,039

		172,955,754

Multiline Retail (0.7%)
Big Lots, Inc.*	36,400	1,580,852
Dillard’s, Inc., Class A	18,200	730,184
Dollar General Corp.*	26,400	827,640
Dollar Tree, Inc.*	46,425	2,577,516
Family Dollar Stores, Inc.	45,250	2,322,230
J.C. Penney Co., Inc.	86,650	3,111,602
Kohl’s Corp.	116,010	6,153,170
Macy’s, Inc.	159,600	3,871,896
Nordstrom, Inc.	63,190	2,835,967
Saks, Inc.*	86,100	973,791
Sears Holdings Corp.*	20,900	1,727,385
Target Corp.	258,160	$12,910,582

		39,622,815

Specialty Retail (2.1%)
Aaron’s, Inc.	27,400	694,864
Abercrombie & Fitch Co., Class A	36,600	2,148,420
Advance Auto Parts, Inc.	33,250	2,181,865
Aeropostale, Inc.*	35,300	858,496
American Eagle Outfitters, Inc.	79,100	1,256,899
ANN, Inc.*	24,500	713,195
Ascena Retail Group, Inc.*	22,400	725,984
AutoNation, Inc.*	27,500	972,675
AutoZone, Inc.*	10,490	2,869,644
Barnes & Noble, Inc.	24,670	226,717
bebe stores, Inc.	62,900	367,965
Bed Bath & Beyond, Inc.*	99,550	4,805,278
Best Buy Co., Inc.	118,210	3,394,991
CarMax, Inc.*	81,950	2,630,595
Charming Shoppes, Inc.*	2,540	10,820
Chico’s FAS, Inc.	67,550	1,006,495
Children’s Place Retail Stores, Inc.*	10,450	520,724
Christopher & Banks Corp.	1,620	10,498
Dick’s Sporting Goods, Inc.*	41,500	1,659,170
Foot Locker, Inc.	68,400	1,348,848
GameStop Corp., Class A*	65,200	1,468,304
Gap, Inc.	150,090	3,401,039
Guess?, Inc.	29,000	1,141,150
hhgregg, Inc.*	60	803
Home Depot, Inc.	605,960	22,456,878
Limited Brands, Inc.	100,690	3,310,687
Lowe’s Cos., Inc.	522,640	13,813,375
Men’s Wearhouse, Inc.	19,100	516,846
New York & Co., Inc.*	1,660	11,637
Office Depot, Inc.*	104,200	482,446
OfficeMax, Inc.*	32,100	415,374
O’Reilly Automotive, Inc.*	56,950	3,272,347
PetSmart, Inc.	50,500	2,067,975
RadioShack Corp.	61,100	917,111
Rent-A-Center, Inc.	33,110	1,155,870
Ross Stores, Inc.	46,280	3,291,434
Signet Jewelers Ltd.*	32,380	1,490,128
Sonic Automotive, Inc., Class A	990	13,870
Stage Stores, Inc.	1,110	21,334
Staples, Inc.	275,950	5,358,949
Systemax, Inc.*	1,000	13,520
Tiffany & Co.	46,000	2,826,240
TJX Cos., Inc.	143,000	7,111,390
Tractor Supply Co.	31,000	1,855,660
Ulta Salon Cosmetics & Fragrance, Inc.*	11,000	529,430
Urban Outfitters, Inc.*	49,350	1,472,111
Wet Seal, Inc., Class A*	3,010	12,883
Williams-Sonoma, Inc.	35,800	1,449,900
Zumiez, Inc.*	1,260	33,302

		108,316,136

Textiles, Apparel & Luxury Goods (0.6%)
American Apparel, Inc.*	280	270
Carter’s, Inc.*	24,680	706,588
Coach, Inc.	115,320	6,001,253
Crocs, Inc.*	31,190	556,430
Deckers Outdoor Corp.*	18,000	1,550,700
Fossil, Inc.*	19,100	1,788,715
Hanesbrands, Inc.*	42,700	1,154,608
Iconix Brand Group, Inc.*	26,000	558,480
K-Swiss, Inc., Class A*	350	3,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Liz Claiborne, Inc.*	71,600	$385,924
Maidenform Brands, Inc.*	310	8,857
Movado Group, Inc.*	280	4,110
NIKE, Inc., Class B	128,780	9,748,646
Oxford Industries, Inc.	990	33,848
Perry Ellis International, Inc.*	700	19,264
Phillips-Van Heusen Corp.	23,440	1,524,303
Polo Ralph Lauren Corp.	21,170	2,617,670
Skechers U.S.A., Inc., Class A*	13,100	269,074
Steven Madden Ltd.*	90	4,224
Timberland Co., Class A*	13,700	565,673
Under Armour, Inc., Class A*	12,900	877,845
Unifi, Inc.*	736	12,512
VF Corp.	32,700	3,221,931
Volcom, Inc.	190	3,521
Warnaco Group, Inc.*	22,800	1,303,932
Wolverine World Wide, Inc.	21,100	786,608

		33,708,930

Total Consumer Discretionary		594,456,291

Consumer Staples (8.8%)
Beverages (1.9%)
Brown-Forman Corp., Class B	36,800	2,513,440
Coca-Cola Co.	742,470	49,262,885
Coca-Cola Enterprises, Inc.	119,500	3,262,350
Constellation Brands, Inc., Class A*	67,300	1,364,844
Dr. Pepper Snapple Group, Inc.	79,310	2,947,160
Hansen Natural Corp.*	25,000	1,505,750
Molson Coors Brewing Co., Class B	49,250	2,309,332
PepsiCo, Inc.	568,490	36,616,441

		99,782,202

Food & Staples Retailing (1.9%)
BJ’s Wholesale Club, Inc.*	20,400	995,928
Costco Wholesale Corp.	158,850	11,646,882
CVS Caremark Corp.	482,810	16,570,039
Kroger Co.	243,810	5,844,126
Ruddick Corp.	16,800	648,312
Safeway, Inc.	146,940	3,458,968
SUPERVALU, Inc.	80,200	716,186
Sysco Corp.	223,650	6,195,105
United Natural Foods, Inc.*	20,200	905,364
Walgreen Co.	331,280	13,297,579
Wal-Mart Stores, Inc.	683,020	35,551,191
Whole Foods Market, Inc.	53,500	3,525,650

		99,355,330

Food Products (1.6%)
Archer-Daniels-Midland Co.	227,360	8,187,234
Bunge Ltd.	51,980	3,759,713
Campbell Soup Co.	69,500	2,301,145
ConAgra Foods, Inc.	168,450	4,000,687
Corn Products International, Inc.	30,600	1,585,692
Darling International, Inc.*	37,400	574,838
Dean Foods Co.*	65,000	650,000
Flowers Foods, Inc.	28,800	784,224
General Mills, Inc.	236,600	8,647,730
Green Mountain Coffee Roasters, Inc.*	41,766	2,698,501
H.J. Heinz Co.	119,600	5,838,872
Hershey Co.	56,150	3,051,752
Hormel Foods Corp.	52,200	1,453,248
J.M. Smucker Co.	44,927	3,207,339
Kellogg Co.	97,400	5,257,652
Kraft Foods, Inc., Class A	571,310	17,916,282
McCormick & Co., Inc. (Non-Voting)	48,950	2,341,279
Mead Johnson Nutrition Co.	73,000	4,228,890
Ralcorp Holdings, Inc.*	20,800	$1,423,344
Sara Lee Corp.	218,150	3,854,710
Smithfield Foods, Inc.*	52,000	1,251,120
TreeHouse Foods, Inc.*	15,900	904,233
Tyson Foods, Inc., Class A	112,900	2,166,551

		86,085,036

Household Products (1.8%)
Church & Dwight Co., Inc.	28,950	2,296,893
Clorox Co.	51,650	3,619,115
Colgate-Palmolive Co.	171,910	13,883,452
Energizer Holdings, Inc.*	25,850	1,839,486
Kimberly-Clark Corp.	148,500	9,692,595
Procter & Gamble Co.	1,009,580	62,190,128

		93,521,669

Personal Products (0.2%)
Alberto-Culver Co.	32,400	1,207,548
Avon Products, Inc.	161,950	4,379,128
Estee Lauder Cos., Inc., Class A	41,950	4,042,302
Herbalife Ltd.	22,700	1,846,872

		11,475,850

Tobacco (1.4%)
Altria Group, Inc.	741,790	19,308,794
Lorillard, Inc.	57,750	5,486,827
Philip Morris International, Inc.	652,130	42,799,292
Reynolds American, Inc.	127,000	4,512,310

		72,107,223

Total Consumer Staples		462,327,310

Energy (12.3%)
Energy Equipment & Services (2.6%)
Atwood Oceanics, Inc.*	25,000	1,160,750
Baker Hughes, Inc.	152,784	11,218,929
Basic Energy Services, Inc.*	1,750	44,642
Bristow Group, Inc.*	13,300	629,090
Cameron International Corp.*	89,550	5,113,305
CARBO Ceramics, Inc.	7,200	1,016,064
Complete Production Services, Inc.*	27,980	890,044
Core Laboratories N.V.	16,800	1,716,456
Diamond Offshore Drilling, Inc.	30,510	2,370,627
Dresser-Rand Group, Inc.*	37,500	2,010,750
Dril-Quip, Inc.*	12,800	1,011,584
FMC Technologies, Inc.*	46,000	4,346,080
Halliburton Co.	317,830	15,840,647
Helix Energy Solutions Group, Inc.*	36,700	631,240
Helmerich & Payne, Inc.	35,600	2,445,364
Hercules Offshore, Inc.*	350	2,314
ION Geophysical Corp.*	44,800	568,512
Key Energy Services, Inc.*	45,100	701,305
Lufkin Industries, Inc.	11,000	1,028,170
McDermott International, Inc.*	84,700	2,150,533
Nabors Industries Ltd.*	99,790	3,031,620
National Oilwell Varco, Inc.	149,980	11,888,915
Oceaneering International, Inc.*	20,800	1,860,560
Oil States International, Inc.*	18,900	1,439,046
Patterson-UTI Energy, Inc.	63,600	1,869,204
Pride International, Inc.*	62,120	2,668,054
Rowan Cos., Inc.*	43,300	1,912,994
RPC, Inc.	22,700	574,764
Schlumberger Ltd.	477,855	44,564,757
SEACOR Holdings, Inc.	8,500	785,910
Superior Energy Services, Inc.*	29,730	1,218,930
TETRA Technologies, Inc.*	1,460	22,484
Tidewater, Inc.	19,600	1,173,060
Unit Corp.*	20,200	1,251,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Weatherford International Ltd.*	279,900	$6,325,740

		135,483,834

Oil, Gas & Consumable Fuels (9.7%)
Alpha Natural Resources, Inc.*	49,067	2,913,108
Anadarko Petroleum Corp.	179,180	14,678,426
Apache Corp.	133,880	17,527,570
Arch Coal, Inc.	68,500	2,468,740
Berry Petroleum Co., Class A	23,500	1,185,575
Bill Barrett Corp.*	20,430	815,361
BPZ Resources, Inc.*	56,300	298,953
Brigham Exploration Co.*	44,000	1,635,920
Cabot Oil & Gas Corp.	39,300	2,081,721
Chesapeake Energy Corp.	232,910	7,807,143
Chevron Corp.	704,100	75,641,463
Cimarex Energy Co.	29,760	3,429,542
Cobalt International Energy, Inc.*	34,000	571,540
Concho Resources, Inc.*	36,800	3,948,640
ConocoPhillips	526,750	42,066,255
Consol Energy, Inc.	80,350	4,309,171
Continental Resources, Inc.*	11,600	829,052
CVR Energy, Inc.*	50	1,158
Delek U.S. Holdings, Inc.	1,230	16,679
Denbury Resources, Inc.*	141,659	3,456,480
Devon Energy Corp.	161,830	14,851,139
El Paso Corp.	263,850	4,749,300
Energy XXI Bermuda Ltd.*	24,700	842,270
EOG Resources, Inc.	90,300	10,701,453
EQT Corp.	56,800	2,834,320
EXCO Resources, Inc.	55,500	1,146,630
Exxon Mobil Corp.#	1,786,544	150,301,947
Forest Oil Corp.*	42,500	1,607,775
Frontier Oil Corp.	45,970	1,347,840
General Maritime Corp.	558	1,144
Hess Corp.	110,220	9,391,846
Holly Corp.	16,200	984,312
International Coal Group, Inc.*	45,900	518,670
Marathon Oil Corp.	253,890	13,534,876
Massey Energy Co.	34,900	2,385,764
McMoRan Exploration Co.*	30,200	534,842
Murphy Oil Corp.	72,420	5,317,076
Newfield Exploration Co.*	49,650	3,773,896
Noble Energy, Inc.	64,430	6,227,160
Northern Oil and Gas, Inc.*	19,300	515,310
Oasis Petroleum, Inc.*	17,100	540,702
Occidental Petroleum Corp.	284,060	29,681,429
Overseas Shipholding Group, Inc.	11,700	376,038
Patriot Coal Corp.*	28,000	723,240
Peabody Energy Corp.	94,000	6,764,240
Petrohawk Energy Corp.*	107,500	2,638,050
PetroQuest Energy, Inc.*	420	3,931
Pioneer Natural Resources Co.	43,850	4,469,192
Plains Exploration & Production Co.*	51,850	1,878,525
QEP Resources, Inc.	66,200	2,683,748
Quicksilver Resources, Inc.*	44,800	641,088
Range Resources Corp.	55,750	3,259,145
Rosetta Resources, Inc.*	19,900	946,046
SandRidge Energy, Inc.*	122,244	1,564,723
SM Energy Co.	25,800	1,914,102
Southern Union Co.	49,900	1,428,138
Southwestern Energy Co.*	130,850	5,622,625
Spectra Energy Corp.	245,000	6,659,100
Sunoco, Inc.	45,600	2,078,904
Swift Energy Co.*	16,320	696,538
Teekay Corp.	15,500	572,415
Tesoro Corp.*	55,810	1,497,382
Ultra Petroleum Corp.*	57,500	$2,831,875
Valero Energy Corp.	201,730	6,015,589
W&T Offshore, Inc.	1,110	25,297
Whiting Petroleum Corp.*	43,000	3,158,350
Williams Cos., Inc.	220,900	6,887,662
World Fuel Services Corp.	27,400	1,112,714

		513,920,855

Total Energy		649,404,689

Financials (16.0%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	19,440	2,126,153
American Capital Ltd.*	128,405	1,271,210
Ameriprise Financial, Inc.	97,360	5,946,749
Apollo Investment Corp.	65,308	787,614
Ares Capital Corp.	70,900	1,198,210
Bank of New York Mellon Corp.	439,350	13,123,385
BGC Partners, Inc., Class A	300	2,787
BlackRock, Inc.	33,410	6,715,744
Charles Schwab Corp.	374,034	6,743,833
E*TRADE Financial Corp.*	83,210	1,300,572
Eaton Vance Corp.	46,940	1,513,346
Federated Investors, Inc., Class B	36,800	984,400
Franklin Resources, Inc.	55,330	6,920,676
GFI Group, Inc.	620	3,112
Goldman Sachs Group, Inc.	180,500	28,603,835
Greenhill & Co., Inc.	10,900	717,111
Invesco Ltd.	180,800	4,621,248
Janus Capital Group, Inc.	67,400	840,478
Jefferies Group, Inc.	59,800	1,491,412
KBW, Inc.	18,300	479,277
Knight Capital Group, Inc., Class A*	35,710	478,514
LaBranche & Co., Inc.*	4,530	17,803
Lazard Ltd., Class A	34,700	1,442,826
Legg Mason, Inc.	57,050	2,058,935
MF Global Holdings Ltd.*	820	6,790
Morgan Stanley	530,373	14,489,790
Northern Trust Corp.	91,450	4,641,088
Penson Worldwide, Inc.*	740	4,965
Piper Jaffray Cos., Inc.*	12,500	517,875
Raymond James Financial, Inc.	37,500	1,434,000
SEI Investments Co.	59,650	1,424,442
State Street Corp.	178,750	8,033,025
Stifel Financial Corp.*	11,212	804,909
SWS Group, Inc.	1,820	11,047
T. Rowe Price Group, Inc.	98,180	6,521,116
TD Ameritrade Holding Corp.	88,136	1,839,398
Virtus Investment Partners, Inc.*	91	5,362
Waddell & Reed Financial, Inc., Class A	32,120	1,304,393

		130,427,430

Commercial Banks (2.9%)
Associated Banc-Corp.	65,400	971,190
BancFirst Corp.	8,900	379,852
BancorpSouth, Inc.	31,550	487,447
Bank of Hawaii Corp.	20,900	999,438
Bank of the Ozarks, Inc.	13,600	594,456
BB&T Corp.	242,150	6,647,018
BOK Financial Corp.	9,750	503,880
Boston Private Financial Holdings, Inc.	58,230	411,686
CapitalSource, Inc.	100,680	708,787
Cathay General Bancorp	21,630	368,791
CIT Group, Inc.*	75,600	3,216,780
City Holding Co.	11,030	390,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
City National Corp./California	17,200	$981,260
CoBiz Financial, Inc.	190	1,321
Columbia Banking System, Inc.	360	6,901
Comerica, Inc.	66,600	2,445,552
Commerce Bancshares, Inc./Missouri	27,506	1,112,343
Community Bank System, Inc.	17,900	434,433
Community Trust Bancorp, Inc.	13,600	376,312
Cullen/Frost Bankers, Inc.	24,500	1,445,990
CVB Financial Corp.	35,000	325,850
East West Bancorp, Inc.	55,900	1,227,564
Fifth Third Bancorp	325,650	4,520,022
First BanCorp/Puerto Rico*	2,826	14,130
First Busey Corp.	24,100	122,428
First Citizens BancShares, Inc./North Carolina, Class A	2,800	561,624
First Commonwealth Financial Corp.	38,600	264,410
First Financial Bancorp	32,400	540,756
First Financial Bankshares, Inc.	9,000	462,330
First Financial Corp./Indiana	10,700	355,668
First Horizon National Corp.	104,762	1,174,382
First Midwest Bancorp, Inc./Illinois	20,700	244,053
FirstMerit Corp.	34,795	593,603
Fulton Financial Corp.	75,000	833,250
Glacier Bancorp, Inc.	24,600	370,230
Hancock Holding Co.	11,100	364,524
Huntington Bancshares, Inc./Ohio	270,900	1,798,776
IBERIABANK Corp.	8,400	505,092
Independent Bank Corp./Massachusetts	16,700	451,067
International Bancshares Corp.	22,010	403,663
Investors Bancorp, Inc.*	30,300	451,167
KeyCorp	339,300	3,012,984
M&T Bank Corp.	29,699	2,627,471
MainSource Financial Group, Inc.	240	2,402
Marshall & Ilsley Corp.	170,900	1,365,491
NBT Bancorp, Inc.	16,500	376,035
Old National Bancorp/Indiana	28,300	303,376
PacWest Bancorp	15,730	342,127
Park National Corp.	6,500	434,330
Pinnacle Financial Partners, Inc.*	15,700	259,678
PNC Financial Services Group, Inc.	189,718	11,950,337
Popular, Inc.*	380,500	1,107,255
PrivateBancorp, Inc.	12,900	197,241
Prosperity Bancshares, Inc.	15,900	680,043
Regions Financial Corp.	498,900	3,622,014
Republic Bancorp, Inc./Kentucky, Class A	18,900	368,172
S&T Bancorp, Inc.	13,000	280,410
Sandy Spring Bancorp, Inc.	10	185
Signature Bank/New York*	14,900	840,360
Simmons First National Corp., Class A	30	813
Sterling Bancorp/New York	90	901
SunTrust Banks, Inc.	188,950	5,449,318
Susquehanna Bancshares, Inc.	35,400	330,990
SVB Financial Group*	13,400	762,862
Synovus Financial Corp.	296,100	710,640
TCF Financial Corp.	56,950	903,227
Tompkins Financial Corp.	9,239	383,880
TowneBank/Virginia	19,300	302,238
Trico Bancshares	50	815
Trustmark Corp.	23,350	546,857
U.S. Bancorp	682,790	18,046,140
UMB Financial Corp.	13,250	494,954
Umpqua Holdings Corp.	27,590	315,630
United Bankshares, Inc.	15,700	$416,364
United Community Banks, Inc./Georgia*	36,021	85,370
Valley National Bancorp	65,152	909,522
Webster Financial Corp.	25,700	550,751
Wells Fargo & Co.	1,715,319	54,375,612
WesBanco, Inc.	16,900	349,999
Westamerica Bancorp	12,600	647,262
Western Alliance Bancorp*	35,020	287,864
Whitney Holding Corp./Louisiana	27,570	375,503
Wilmington Trust Corp.	28,400	128,368
Zions Bancorp	64,500	1,487,370

		153,701,208

Consumer Finance (0.6%)
American Express Co.	371,156	16,776,251
Capital One Financial Corp.	161,570	8,395,177
Discover Financial Services	204,870	4,941,464
Dollar Financial Corp.*	810	16,808
First Cash Financial Services, Inc.*	350	13,510
Nelnet, Inc., Class A	1,130	24,668
SLM Corp.*	189,684	2,902,165

		33,070,043

Diversified Financial Services (3.1%)
Bank of America Corp.	3,516,982	46,881,370
Citigroup, Inc.*	7,486,822	33,091,753
CME Group, Inc.	23,033	6,945,601
Encore Capital Group, Inc.*	210	4,975
Interactive Brokers Group, Inc., Class A	22,340	354,983
IntercontinentalExchange, Inc.*	27,950	3,452,943
JPMorgan Chase & Co.	1,394,725	64,296,823
Leucadia National Corp.	70,050	2,629,677
Life Partners Holdings, Inc.	75	603
MarketAxess Holdings, Inc.	60	1,452
Moody’s Corp.	73,250	2,483,907
MSCI, Inc., Class A*	36,334	1,337,818
NASDAQ OMX Group, Inc.*	40,300	1,041,352
NYSE Euronext	93,350	3,283,119
PHH Corp.*	860	18,722
PICO Holdings, Inc.*	60	1,804

		165,826,902

Insurance (4.0%)
ACE Ltd.	119,400	7,725,180
Aflac, Inc.	168,050	8,869,679
Alleghany Corp.*	2,550	843,999
Allied World Assurance Co. Holdings Ltd.	19,080	1,196,125
Allstate Corp.	203,340	6,462,145
Alterra Capital Holdings Ltd.	26,900	600,946
American Equity Investment Life Holding Co.	2,100	27,552
American Financial Group, Inc./Ohio	33,330	1,167,217
American International Group, Inc.*.	45,636	1,603,649
American National Insurance Co.	6,620	524,105
AMERISAFE, Inc.*	840	18,572
Aon Corp.	116,578	6,173,971
Arch Capital Group Ltd.*	18,700	1,854,853
Argo Group International Holdings Ltd.	13,329	440,390
Arthur J. Gallagher & Co.	39,500	1,201,195
Aspen Insurance Holdings Ltd.	29,270	806,681
Assurant, Inc.	48,100	1,852,331
Assured Guaranty Ltd.	69,700	1,038,530
Axis Capital Holdings Ltd.	47,870	1,671,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hathaway, Inc., Class B*	609,600	$50,980,848
Brown & Brown, Inc.	49,800	1,284,840
Chubb Corp.	110,860	6,796,827
Cincinnati Financial Corp.	65,020	2,132,656
CNO Financial Group, Inc.*	84,000	630,840
Delphi Financial Group, Inc., Class A	690	21,190
EMC Insurance Group, Inc.	30	745
Employers Holdings, Inc.	31,180	644,179
Endurance Specialty Holdings Ltd.	24,000	1,171,680
Erie Indemnity Co., Class A	10,800	767,988
Everest Reinsurance Group Ltd.	21,800	1,922,324
FBL Financial Group, Inc., Class A	190	5,837
Fidelity National Financial, Inc., Class A	86,800	1,226,484
First American Financial Corp.	39,300	648,450
Flagstone Reinsurance Holdings S.A.	40,000	360,400
Genworth Financial, Inc., Class A*	183,700	2,472,602
Gerova Financial Group Ltd.(b)*†	7,700	36,383
Global Indemnity plc*	180	3,956
Hanover Insurance Group, Inc.	22,290	1,008,622
Harleysville Group, Inc.	13,310	440,960
Hartford Financial Services Group, Inc.	172,910	4,656,466
HCC Insurance Holdings, Inc.	52,780	1,652,542
Lincoln National Corp.	114,350	3,435,074
Loews Corp.	118,992	5,127,365
Markel Corp.*	3,700	1,533,465
Marsh & McLennan Cos., Inc.	204,650	6,100,617
MBIA, Inc.*	75,600	759,024
Mercury General Corp.	11,300	442,169
MetLife, Inc.	228,160	10,205,597
Montpelier Reinsurance Holdings Ltd.	25,800	455,886
National Interstate Corp.	10	209
National Western Life Insurance Co., Class A	2,100	340,725
Navigators Group, Inc.*	8,380	431,570
Old Republic International Corp.	99,094	1,257,503
PartnerReinsurance Ltd.	33,260	2,635,522
Phoenix Cos., Inc.*	84,810	230,683
Presidential Life Corp.	250	2,383
Primerica, Inc.	22,000	561,220
Principal Financial Group, Inc.	114,900	3,689,439
ProAssurance Corp.*	13,700	868,169
Progressive Corp.	253,500	5,356,455
Protective Life Corp.	44,800	1,189,440
Prudential Financial, Inc.	166,031	10,224,189
Reinsurance Group of America, Inc.	26,010	1,632,908
RenaissanceReinsurance Holdings Ltd.	20,100	1,386,699
RLI Corp.	8,140	469,271
Safety Insurance Group, Inc.	11,300	521,043
Selective Insurance Group, Inc.	23,400	404,820
StanCorp Financial Group, Inc.	22,680	1,046,002
State Auto Financial Corp.	270	4,919
Stewart Information Services Corp.	250	2,620
Symetra Financial Corp.	38,300	520,880
Torchmark Corp.	29,980	1,993,070
Transatlantic Holdings, Inc.	24,300	1,182,681
Travelers Cos., Inc.	154,170	9,170,032
United Fire & Casualty Co.	18,570	375,300
Unitrin, Inc.	21,400	660,832
Unum Group	125,800	3,302,250
Validus Holdings Ltd.	30,818	1,027,164
W. R. Berkley Corp.	52,900	1,703,909
Wesco Financial Corp.	1,400	$544,880
White Mountains Insurance Group Ltd.	3,900	1,420,380
XL Group plc	129,370	3,182,502

		208,344,425

Real Estate Investment Trusts (REITs) (2.5%)
Alexander’s, Inc. (REIT)	1,300	529,035
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,440,886
AMB Property Corp. (REIT)	63,610	2,288,052
American Campus Communities, Inc. (REIT)	19,200	633,600
American Capital Agency Corp. (REIT)	32,600	949,964
Annaly Capital Management, Inc. (REIT)	277,958	4,850,367
Apartment Investment & Management Co. (REIT), Class A	43,188	1,099,998
AvalonBay Communities, Inc. (REIT)	31,149	3,740,372
BioMed Realty Trust, Inc. (REIT)	35,200	669,504
Boston Properties, Inc. (REIT)	49,370	4,682,745
Brandywine Realty Trust (REIT)	51,000	619,140
BRE Properties, Inc. (REIT)	24,160	1,139,869
Camden Property Trust (REIT)	24,880	1,413,682
CBL & Associates Properties, Inc. (REIT)	77,091	1,342,925
Chimera Investment Corp. (REIT)	360,700	1,428,372
Colonial Properties Trust (REIT)	28,200	542,850
CommonWealth REIT (REIT)	33,000	857,010
Corporate Office Properties Trust/Maryland (REIT)	21,109	762,879
Cousins Properties, Inc. (REIT)	35,213	294,029
DCT Industrial Trust, Inc. (REIT)	91,400	507,270
Developers Diversified Realty Corp. (REIT)	84,708	1,185,912
DiamondRock Hospitality Co. (REIT)	58,300	651,211
Digital Realty Trust, Inc. (REIT)	33,589	1,952,864
Douglas Emmett, Inc. (REIT)	53,300	999,375
Duke Realty Corp. (REIT)	84,800	1,188,048
DuPont Fabros Technology, Inc. (REIT)	17,600	426,800
EastGroup Properties, Inc. (REIT)	12,100	532,037
Entertainment Properties Trust (REIT)	14,840	694,809
Equity Lifestyle Properties, Inc. (REIT)	10,900	628,385
Equity Residential (REIT)	106,987	6,035,137
Essex Property Trust, Inc. (REIT)	11,300	1,401,200
Extra Space Storage, Inc. (REIT)	33,000	683,430
Federal Realty Investment Trust (REIT)	27,780	2,265,737
General Growth Properties, Inc. (REIT)*	145,807	2,257,092
Hatteras Financial Corp. (REIT)	18,700	525,844
HCP, Inc. (REIT)	131,597	4,992,790
Health Care REIT, Inc.	48,317	2,533,743
Healthcare Realty Trust, Inc. (REIT)	23,600	535,720
Highwoods Properties, Inc. (REIT)	29,530	1,033,845
Home Properties, Inc. (REIT)	13,610	802,309
Hospitality Properties Trust (REIT)	43,400	1,004,710
Host Hotels & Resorts, Inc. (REIT)	248,713	4,379,836
Inland Real Estate Corp. (REIT)	39,600	377,784
Investors Real Estate Trust (REIT)	42,400	402,800
Kilroy Realty Corp. (REIT)	14,700	570,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kimco Realty Corp. (REIT)	162,122	$2,973,317
LaSalle Hotel Properties (REIT)	37,300	1,007,100
Liberty Property Trust (REIT)	43,552	1,432,861
Macerich Co. (REIT)	49,084	2,431,131
Mack-Cali Realty Corp. (REIT)	31,539	1,069,172
MFA Financial, Inc. (REIT)	87,250	715,450
Mid-America Apartment Communities, Inc. (REIT)	11,400	731,880
National Retail Properties, Inc. (REIT)	38,290	1,000,518
Nationwide Health Properties, Inc. (REIT)	47,714	2,029,276
Omega Healthcare Investors, Inc. (REIT)	35,140	785,028
Plum Creek Timber Co., Inc. (REIT)	61,614	2,686,987
Post Properties, Inc. (REIT)	18,200	714,350
Potlatch Corp. (REIT)	14,200	570,840
ProLogis (REIT)	191,206	3,055,472
Public Storage (REIT)	52,402	5,811,906
Rayonier, Inc. (REIT)	34,350	2,140,349
Realty Income Corp. (REIT)	45,831	1,601,793
Regency Centers Corp. (REIT)	31,486	1,369,011
Sabra Healthcare REIT, Inc. (REIT)	12,500	220,125
Saul Centers, Inc. (REIT)	11,800	525,690
Senior Housing Properties Trust (REIT)	54,290	1,250,842
Simon Property Group, Inc. (REIT)	105,559	11,311,702
SL Green Realty Corp. (REIT)	27,800	2,090,560
Tanger Factory Outlet Centers (REIT)	29,500	774,080
Taubman Centers, Inc. (REIT)	20,600	1,103,748
UDR, Inc. (REIT)	64,036	1,560,557
Ventas, Inc. (REIT)	59,304	3,220,207
Vornado Realty Trust (REIT)	57,647	5,044,113
Walter Investment Management Corp. (REIT)	8,947	144,315
Washington Real Estate Investment Trust (REIT)	24,370	757,663
Weingarten Realty Investors (REIT)	36,986	926,869
Weyerhaeuser Co. (REIT)	197,633	4,861,772

		133,773,452

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	1,385
CB Richard Ellis Group, Inc., Class A*	108,150	2,887,605
Forest City Enterprises, Inc., Class A*	50,700	954,681
Forestar Group, Inc.*	60	1,141
Howard Hughes Corp.*	9,195	649,535
Jones Lang LaSalle, Inc.	16,500	1,645,710
St. Joe Co.*	40,442	1,013,881

		7,153,938

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	37,100	533,127
Bank Mutual Corp.	38,400	162,432
Beneficial Mutual Bancorp, Inc.*	36,500	314,630
Brookline Bancorp, Inc.	37,000	389,610
Capitol Federal Financial, Inc.	30,786	346,958
Dime Community Bancshares, Inc.	27,100	399,996
Doral Financial Corp.*	57,000	62,700
First Niagara Financial Group, Inc.	79,000	1,072,820
Hudson City Bancorp, Inc.	178,590	1,728,751
Kearny Financial Corp.	36,700	368,101
MGIC Investment Corp.*	75,800	673,862
New York Community Bancorp, Inc.	164,650	2,841,859
NewAlliance Bancshares, Inc.	39,950	$592,858
Northwest Bancshares, Inc.	38,475	482,477
OceanFirst Financial Corp.	40	558
Ocwen Financial Corp.*	1,700	18,734
Oritani Financial Corp.	37,350	473,598
People’s United Financial, Inc.	134,800	1,695,784
PMI Group, Inc.*	790	2,133
TFS Financial Corp.	36,000	382,320
TrustCo Bank Corp./New York	38,400	227,712
Washington Federal, Inc.	42,500	736,950

		13,507,970

Total Financials		845,805,368

Health Care (11.0%)
Biotechnology (1.4%)
Alexion Pharmaceuticals, Inc.*	32,500	3,207,100
Alnylam Pharmaceuticals, Inc.*	15,400	147,378
Amgen, Inc.*	341,740	18,266,003
Amylin Pharmaceuticals, Inc.*	61,100	694,707
Biogen Idec, Inc.*	90,060	6,609,503
BioMarin Pharmaceutical, Inc.*	44,600	1,120,798
Celgene Corp.*	165,600	9,526,968
Cephalon, Inc.*	28,150	2,133,207
Cepheid, Inc.*	20,800	582,816
Cubist Pharmaceuticals, Inc.*	23,500	593,140
Dendreon Corp.*	50,250	1,880,857
Emergent Biosolutions, Inc.*	20,900	504,944
Enzon Pharmaceuticals, Inc.*	520	5,668
Genomic Health, Inc.*	20,600	506,760
Gilead Sciences, Inc.*	295,600	12,545,264
Human Genome Sciences, Inc.*	67,800	1,861,110
Incyte Corp.*	36,700	581,695
InterMune, Inc.*	16,300	769,197
Ironwood Pharmaceuticals, Inc.*	36,300	508,200
Isis Pharmaceuticals, Inc.*	37,500	339,000
Myriad Genetics, Inc.*	39,050	786,858
Onyx Pharmaceuticals, Inc.*	23,500	826,730
Osiris Therapeutics, Inc.*	23,300	169,158
Pharmasset, Inc.*	10,500	826,455
Regeneron Pharmaceuticals, Inc.*	24,500	1,101,030
Savient Pharmaceuticals, Inc.*	24,700	261,820
Talecris Biotherapeutics Holdings Corp.*	22,100	592,280
Theravance, Inc.*	22,600	547,372
United Therapeutics Corp.*	18,700	1,253,274
Vertex Pharmaceuticals, Inc.*	76,400	3,661,852

		72,411,144

Health Care Equipment & Supplies (2.1%)
ABIOMED, Inc.*	28,300	411,199
Alcon, Inc.	26,200	4,336,362
Alere, Inc.*	33,150	1,297,491
American Medical Systems Holdings, Inc.*	26,700	577,788
Baxter International, Inc.	213,380	11,473,443
Beckman Coulter, Inc.	27,500	2,284,425
Becton, Dickinson and Co.	77,540	6,173,735
Boston Scientific Corp.*	573,300	4,122,027
C.R. Bard, Inc.	35,980	3,573,174
CareFusion Corp.*	76,000	2,143,200
CONMED Corp.*	16,400	430,992
Cooper Cos., Inc.	16,800	1,166,760
Covidien plc	178,600	9,276,484
CryoLife, Inc.*	650	3,965
DENTSPLY International, Inc.	63,200	2,337,768
Edwards Lifesciences Corp.*	45,500	3,958,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Exactech, Inc.*	240	$4,212
Gen-Probe, Inc.*	24,050	1,595,717
Greatbatch, Inc.*	16,300	431,298
Haemonetics Corp.*	10,900	714,386
Hill-Rom Holdings, Inc.	25,930	984,821
Hologic, Inc.*	109,600	2,433,120
ICU Medical, Inc.*	12,600	551,628
IDEXX Laboratories, Inc.*	23,300	1,799,226
Intuitive Surgical, Inc.*	14,800	4,935,208
Kensey Nash Corp.*	290	7,224
Kinetic Concepts, Inc.*	25,080	1,364,854
Masimo Corp.	19,800	655,380
Medtronic, Inc.	388,240	15,277,244
Meridian Bioscience, Inc.	17,700	424,623
Merit Medical Systems, Inc.*	25,300	496,386
NuVasive, Inc.*	15,950	403,854
Palomar Medical Technologies, Inc.*	10	149
Quidel Corp.*	26,740	319,810
ResMed, Inc.*	66,300	1,989,000
Sirona Dental Systems, Inc.*	11,900	596,904
St. Jude Medical, Inc.	123,500	6,330,610
STERIS Corp.	25,760	889,750
Stryker Corp.	110,370	6,710,496
Teleflex, Inc.	15,100	875,498
Thoratec Corp.*	23,300	604,169
Varian Medical Systems, Inc.*	45,310	3,064,768
Volcano Corp.*	18,400	471,040
West Pharmaceutical Services, Inc.	100	4,477
Zimmer Holdings, Inc.*	71,500	4,327,895

		111,831,060

Health Care Providers & Services (2.2%)
Aetna, Inc.	143,180	5,359,227
AMERIGROUP Corp.*	23,790	1,528,507
AmerisourceBergen Corp.	106,800	4,225,008
AMN Healthcare Services, Inc.*	780	6,755
Amsurg Corp.*	18,000	457,920
Brookdale Senior Living, Inc.*	32,400	907,200
Cardinal Health, Inc.	136,900	5,630,697
CardioNet, Inc.*	18,600	89,094
Catalyst Health Solutions, Inc.*	19,500	1,090,635
Centene Corp.*	17,200	567,256
Chemed Corp.	8,400	559,524
CIGNA Corp.	104,640	4,633,459
Community Health Systems, Inc.*	36,400	1,455,636
Corvel Corp.*	90	4,786
Coventry Health Care, Inc.*	61,100	1,948,479
Cross Country Healthcare, Inc.*	40	313
DaVita, Inc.*	34,800	2,975,748
Emergency Medical Services Corp., Class A*	11,200	712,208
Express Scripts, Inc.*	194,500	10,816,145
Hanger Orthopedic Group, Inc.*	210	5,466
Health Management Associates, Inc., Class A*	94,600	1,031,140
Health Net, Inc.*	49,340	1,613,418
HealthSouth Corp.*	39,300	981,714
Healthspring, Inc.*	26,220	979,841
Henry Schein, Inc.*	38,350	2,691,020
HMS Holdings Corp.*	9,600	785,760
Humana, Inc.*	63,800	4,462,172
Laboratory Corp. of America Holdings*	39,450	3,634,529
Landauer, Inc.	7,900	486,008
LHC Group, Inc.*	12,800	384,000
LifePoint Hospitals, Inc.*	22,950	922,131
Lincare Holdings, Inc.	37,600	$1,115,216
Magellan Health Services, Inc.*	16,900	829,452
McKesson Corp.	90,580	7,160,349
MedCath Corp.*	470	6,557
Medco Health Solutions, Inc.*	141,800	7,963,488
MEDNAX, Inc.*	19,720	1,313,549
MWI Veterinary Supply, Inc.*	100	8,068
National Healthcare Corp.	9,200	427,708
Omnicare, Inc.	48,120	1,443,119
Owens & Minor, Inc.	26,850	872,088
Patterson Cos., Inc.	38,600	1,242,534
PharMerica Corp.*	22,370	255,913
PSS World Medical, Inc.*	20,000	543,000
Quest Diagnostics, Inc.	45,130	2,604,904
Select Medical Holdings Corp.*	61,900	498,914
Sun Healthcare Group, Inc.*	12,500	175,875
Tenet Healthcare Corp.*	183,100	1,364,095
UnitedHealth Group, Inc.	400,620	18,108,024
Universal Health Services, Inc., Class B	36,080	1,782,713
VCA Antech, Inc.*	36,850	927,883
WellCare Health Plans, Inc.*	14,900	625,055
WellPoint, Inc.	131,680	9,189,947

		119,404,247

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	49,450	1,037,956
athenahealth, Inc.*	11,900	537,047
Cerner Corp.*	27,200	3,024,640
Quality Systems, Inc.	6,700	558,378
SXC Health Solutions Corp.*	23,200	1,271,360

		6,429,381

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.*	131,630	5,894,391
Albany Molecular Research, Inc.*	720	3,067
Bio-Rad Laboratories, Inc., Class A*	8,500	1,021,190
Bruker Corp.*	28,100	585,885
Charles River Laboratories International, Inc.*	30,150	1,157,157
Covance, Inc.*	24,500	1,340,640
Dionex Corp.*	8,280	977,454
eResearchTechnology, Inc.*	270	1,828
Illumina, Inc.*	44,300	3,104,101
Life Technologies Corp.*	72,293	3,789,599
Luminex Corp.*	18,500	347,060
Mettler-Toledo International, Inc.*	13,300	2,287,600
PAREXEL International Corp.*	22,070	549,543
PerkinElmer, Inc.	51,200	1,345,024
Pharmaceutical Product Development, Inc.	39,900	1,105,629
Sequenom, Inc.*	23,800	150,654
Techne Corp.	16,550	1,184,980
Thermo Fisher Scientific, Inc.*	145,650	8,090,858
Waters Corp.*	35,100	3,050,190

		35,986,850

Pharmaceuticals (4.5%)
Abbott Laboratories, Inc.	539,950	26,484,548
Allergan, Inc.	107,570	7,639,621
Auxilium Pharmaceuticals, Inc.*	19,350	415,444
Bristol-Myers Squibb Co.	608,630	16,086,091
Eli Lilly and Co.	369,810	13,006,218
Endo Pharmaceuticals Holdings, Inc.*	42,600	1,625,616
Forest Laboratories, Inc.*	113,430	3,663,789
Hospira, Inc.*	58,150	3,209,880
Impax Laboratories, Inc.*	23,700	603,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	972,160	$57,600,480
Medicines Co.*	26,000	423,540
Medicis Pharmaceutical Corp., Class A	33,880	1,085,515
Merck & Co., Inc.	1,103,490	36,426,205
Mylan, Inc.*	155,750	3,530,853
Nektar Therapeutics*	37,000	350,390
Perrigo Co.	32,300	2,568,496
Pfizer, Inc.	2,843,156	57,744,498
Salix Pharmaceuticals Ltd.*	21,500	753,145
ViroPharma, Inc.*	27,200	541,280
Warner Chilcott plc, Class A	34,000	791,520
Watson Pharmaceuticals, Inc.*	45,320	2,538,373

		237,088,667

Total Health Care		583,151,349

Industrials (11.8%)
Aerospace & Defense (2.5%)
Aerovironment, Inc.*	12,600	440,622
Alliant Techsystems, Inc.	14,400	1,017,648
American Science & Engineering, Inc.	6,000	554,160
BE Aerospace, Inc.*	47,060	1,672,042
Boeing Co.	270,800	20,020,244
Ceradyne, Inc.*	610	27,499
Curtiss-Wright Corp.	20,100	706,314
Esterline Technologies Corp.*	11,300	799,136
General Dynamics Corp.	123,270	9,437,551
Goodrich Corp.	47,290	4,044,714
HEICO Corp.	10,800	675,216
Herley Industries, Inc.(b)*†	90	1,710
Hexcel Corp.*	43,500	856,515
Honeywell International, Inc.	272,900	16,294,859
Huntington Ingalls Industries, Inc.*	17,592	730,054
ITT Corp.	69,350	4,164,468
L-3 Communications Holdings, Inc.	43,770	3,427,629
Lockheed Martin Corp.	110,060	8,848,824
Moog, Inc., Class A*	18,400	844,744
Northrop Grumman Corp.	105,550	6,619,041
Orbital Sciences Corp.*	25,500	482,460
Precision Castparts Corp.	50,170	7,384,021
Raytheon Co.	133,590	6,795,723
Rockwell Collins, Inc.	59,550	3,860,626
Spirit AeroSystems Holdings, Inc., Class A*	47,700	1,224,459
Taser International, Inc.*	1,760	7,163
Teledyne Technologies, Inc.*	13,700	708,427
Textron, Inc.	95,600	2,618,484
TransDigm Group, Inc.*	15,150	1,270,024
Triumph Group, Inc.	6,200	548,390
United Technologies Corp.	332,340	28,132,581

		134,215,348

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.*	9,800	683,256
C.H. Robinson Worldwide, Inc.	62,500	4,633,125
Expeditors International of Washington, Inc.	79,200	3,971,088
FedEx Corp.	112,950	10,566,472
Forward Air Corp.	17,900	548,277
Hub Group, Inc., Class A*	14,000	506,660
United Parcel Service, Inc., Class B	252,750	18,784,380
UTi Worldwide, Inc.	43,600	882,464

		40,575,722

Airlines (0.3%)
Alaska Air Group, Inc.*	13,500	856,170
Allegiant Travel Co.	11,300	495,053
AMR Corp.*	141,500	$914,090
Copa Holdings S.A., Class A	11,600	612,480
Delta Air Lines, Inc.*	298,650	2,926,770
Hawaiian Holdings, Inc.*	1,650	9,916
JetBlue Airways Corp.*	75,300	472,131
Republic Airways Holdings, Inc.*	1,790	11,510
SkyWest, Inc.	30,300	512,676
Southwest Airlines Co.	279,200	3,526,296
U.S. Airways Group, Inc.*	54,300	472,953
United Continental Holdings, Inc.*	112,240	2,580,398

		13,390,443

Building Products (0.1%)
A.O. Smith Corp.	13,650	605,241
AAON, Inc.	510	16,779
American Woodmark Corp.	190	3,967
Insteel Industries, Inc.	1,300	18,382
Lennox International, Inc.	21,110	1,109,964
Masco Corp.	125,500	1,746,960
NCI Building Systems, Inc.*	56	710
Owens Corning, Inc.*	43,170	1,553,688
Quanex Building Products Corp.	1,600	31,408
Simpson Manufacturing Co., Inc.	17,300	509,658
USG Corp.*	34,200	569,772

		6,166,529

Commercial Services & Supplies (0.7%)
American Reprographics Co.*	41,190	426,317
Avery Dennison Corp.	48,350	2,028,766
Brink’s Co.	17,300	572,803
Cenveo, Inc.*	1,730	11,297
Cintas Corp.	50,200	1,519,554
Clean Harbors, Inc.*	8,100	799,146
Copart, Inc.*	29,100	1,260,903
Corrections Corp. of America*	43,000	1,049,200
Courier Corp.	80	1,117
Covanta Holding Corp.	52,300	893,284
G&K Services, Inc., Class A	530	17,622
GEO Group, Inc.*	26,800	687,152
Herman Miller, Inc.	27,500	755,975
HNI Corp.	16,600	523,896
Iron Mountain, Inc.	63,950	1,997,158
Mine Safety Appliances Co.	16,600	608,722
Pitney Bowes, Inc.	73,420	1,886,160
R.R. Donnelley & Sons Co.	97,730	1,849,052
Republic Services, Inc.	116,235	3,491,699
Rollins, Inc.	27,200	552,160
Schawk, Inc.	700	13,608
Steelcase, Inc., Class A	53,000	603,140
Stericycle, Inc.*	29,700	2,633,499
Sykes Enterprises, Inc.*	23,790	470,328
Tetra Tech, Inc.*	25,100	619,719
U.S. Ecology, Inc.	520	9,064
UniFirst Corp.	180	9,542
United Stationers, Inc.	8,900	632,345
Viad Corp.	930	22,264
Waste Connections, Inc.	49,050	1,412,149
Waste Management, Inc.	182,650	6,820,151

		34,177,792

Construction & Engineering (0.3%)
Aecom Technology Corp.*	40,800	1,131,384
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	38,200	1,553,212
EMCOR Group, Inc.*	25,100	777,347
Fluor Corp.	67,560	4,976,470
Granite Construction, Inc.	14,500	407,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Insituform Technologies, Inc., Class A*	750	$20,062
Jacobs Engineering Group, Inc.*	44,400	2,283,492
KBR, Inc.	60,700	2,292,639
Layne Christensen Co.*	440	15,180
Northwest Pipe Co.*	250	5,733
Orion Marine Group, Inc.*	30	322
Pike Electric Corp.*	1,190	11,329
Quanta Services, Inc.*	80,850	1,813,465
Shaw Group, Inc.*	31,880	1,128,871
URS Corp.*	38,100	1,754,505

		18,171,461

Electrical Equipment (0.8%)
Acuity Brands, Inc.	17,600	1,029,424
American Superconductor Corp.*	17,000	422,790
AMETEK, Inc.	56,450	2,476,462
Babcock & Wilcox Co.*	52,500	1,752,450
Belden, Inc.	17,100	642,105
Brady Corp., Class A	22,860	815,873
Cooper Industries plc	63,300	4,108,170
Emerson Electric Co.	265,510	15,513,749
Encore Wire Corp.	23,400	569,556
EnerSys*	19,900	791,025
FuelCell Energy, Inc.*	510	1,091
General Cable Corp.*	28,900	1,251,370
GrafTech International Ltd.*	43,800	903,594
Hubbell, Inc., Class B	24,400	1,733,132
LSI Industries, Inc.	250	1,810
Powell Industries, Inc.*	290	11,438
Regal-Beloit Corp.	13,900	1,026,237
Rockwell Automation, Inc.	52,300	4,950,195
Roper Industries, Inc.	38,650	3,341,679
Thomas & Betts Corp.*	25,600	1,522,432
Vicor Corp.	280	4,617
Woodward, Inc.	23,030	795,917

		43,665,116

Industrial Conglomerates (2.0%)
3M Co.	251,330	23,499,355
Carlisle Cos., Inc.	23,000	1,024,650
General Electric Co.	3,742,592	75,038,970
Standex International Corp.	380	14,398
Tyco International Ltd.	169,400	7,584,038

		107,161,411

Machinery (2.8%)
3D Systems Corp.*	10	485
Actuant Corp., Class A	23,500	681,500
AGCO Corp.*	35,200	1,934,944
Altra Holdings, Inc.*	710	16,770
American Railcar Industries, Inc.*	80	1,997
Astec Industries, Inc.*	17,100	637,659
Briggs & Stratton Corp.	29,400	665,910
Bucyrus International, Inc.	28,400	2,597,180
Cascade Corp.	270	12,037
Caterpillar, Inc.	222,910	24,821,028
Chart Industries, Inc.*	10,080	554,803
CLARCOR, Inc.	21,900	983,967
CNH Global N.V.*	10,500	509,775
Colfax Corp.*	630	14,458
Crane Co.	18,600	900,798
Cummins, Inc.	70,960	7,778,635
Danaher Corp.	189,660	9,843,354
Deere & Co.	152,040	14,731,156
Donaldson Co., Inc.	29,100	1,783,539
Dover Corp.	70,590	4,640,587
Eaton Corp.	126,800	$7,029,792
Flowserve Corp.	20,180	2,599,184
Force Protection, Inc.*	400	1,960
Gardner Denver, Inc.	23,200	1,810,296
Graco, Inc.	25,160	1,144,528
Graham Corp.	210	5,027
Harsco Corp.	30,400	1,072,816
IDEX Corp.	30,740	1,341,801
Illinois Tool Works, Inc.	157,010	8,434,577
Ingersoll-Rand plc	121,700	5,879,327
Joy Global, Inc.	38,180	3,772,566
Kadant, Inc.*	470	12,309
Kaydon Corp.	13,700	536,903
Kennametal, Inc.	35,190	1,372,410
L.B. Foster Co., Class A	400	17,244
Lincoln Electric Holdings, Inc.	19,230	1,459,942
Manitowoc Co., Inc.	59,400	1,299,672
Meritor, Inc.*	35,600	604,132
Met-Pro Corp.	100	1,190
Middleby Corp.*	6,000	559,320
Mueller Water Products, Inc., Class A	3,270	14,650
NACCO Industries, Inc., Class A	300	33,201
Navistar International Corp.*	26,900	1,864,977
Nordson Corp.	14,630	1,683,328
Oshkosh Corp.*	33,900	1,199,382
PACCAR, Inc.	137,930	7,220,635
Pall Corp.	42,000	2,419,620
Parker Hannifin Corp.	60,910	5,766,959
Pentair, Inc.	37,300	1,409,567
Robbins & Myers, Inc.	14,443	664,234
Snap-On, Inc.	25,100	1,507,506
SPX Corp.	18,900	1,500,471
Sun Hydraulics Corp.	550	23,705
Tecumseh Products Co., Class A*	680	6,814
Terex Corp.*	48,030	1,779,031
Timken Co.	36,640	1,916,272
Toro Co.	14,920	988,002
Trinity Industries, Inc.	36,070	1,322,687
Twin Disc, Inc.	40	1,289
Valmont Industries, Inc.	7,700	803,649
WABCO Holdings, Inc.*	29,970	1,847,351
Wabtec Corp.	21,200	1,437,996

		147,476,904

Marine (0.0%)
Alexander & Baldwin, Inc.	18,080	825,352
Eagle Bulk Shipping, Inc.*	41,100	152,892
Horizon Lines, Inc., Class A	250	213
Kirby Corp.*	24,350	1,395,011

		2,373,468

Professional Services (0.3%)
Advisory Board Co.*	140	7,210
CBIZ, Inc.*	52,020	375,064
Corporate Executive Board Co.	15,490	625,331
Dun & Bradstreet Corp.	18,500	1,484,440
Equifax, Inc.	56,620	2,199,687
Exponent, Inc.*	470	20,967
FTI Consulting, Inc.*	21,500	824,095
Hill International, Inc.*	850	4,497
IHS, Inc., Class A*	20,200	1,792,750
Kforce, Inc.*	780	14,274
Manpower, Inc.	34,980	2,199,542
Navigant Consulting, Inc.*	24,000	239,760
On Assignment, Inc.*	770	7,284
Resources Connection, Inc.	27,650	536,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	62,260	$1,905,156
School Specialty, Inc.*	500	7,150
SFN Group, Inc.*	980	13,808
Towers Watson & Co., Class A	17,900	992,734
Verisk Analytics, Inc., Class A*	39,100	1,280,916

		14,530,799

Road & Rail (1.0%)
Arkansas Best Corp.	16,890	437,789
Avis Budget Group, Inc.*	37,290	667,864
Con-way, Inc.	19,100	750,439
CSX Corp.	138,850	10,913,610
Dollar Thrifty Automotive Group, Inc.*	10,800	720,684
Genesee & Wyoming, Inc., Class A*	14,700	855,540
Heartland Express, Inc.	29,400	516,264
Hertz Global Holdings, Inc.*	73,200	1,144,116
J.B. Hunt Transport Services, Inc.	35,950	1,632,849
Kansas City Southern*	37,850	2,060,932
Knight Transportation, Inc.	28,700	552,475
Landstar System, Inc.	23,650	1,080,332
Norfolk Southern Corp.	131,970	9,141,562
Ryder System, Inc.	24,900	1,259,940
Union Pacific Corp.	179,560	17,656,135
Werner Enterprises, Inc.	22,800	603,516

		49,994,047

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	15,500	515,530
DXP Enterprises, Inc.*	230	5,308
Fastenal Co.	46,400	3,008,112
GATX Corp.	21,500	831,190
H&E Equipment Services, Inc.*	750	14,633
Houston Wire & Cable Co.	910	13,304
Interline Brands, Inc.*	180	3,672
MSC Industrial Direct Co., Class A	16,500	1,129,755
Textainer Group Holdings Ltd.	280	10,405
United Rentals, Inc.*	21,600	718,848
W.W. Grainger, Inc.	23,350	3,214,828
Watsco, Inc.	12,210	851,159
WESCO International, Inc.*	15,220	951,250

		11,267,994

Total Industrials		623,167,034

Information Technology (17.9%)
Communications Equipment (2.0%)
Acme Packet, Inc.*	16,510	1,171,550
ADTRAN, Inc.	23,500	997,810
Arris Group, Inc.*	67,300	857,402
Aruba Networks, Inc.*	27,400	927,216
BigBand Networks, Inc.*	820	2,091
Black Box Corp.	16,060	564,509
Blue Coat Systems, Inc.*	400	11,264
Brocade Communications Systems, Inc.*	144,160	886,584
Ciena Corp.*	35,000	908,600
Cisco Systems, Inc.	2,026,370	34,752,245
EchoStar Corp., Class A*	23,550	891,368
Emulex Corp.*	55,090	587,810
Extreme Networks, Inc.*	423	1,481
F5 Networks, Inc.*	29,000	2,974,530
Finisar Corp.*	28,100	691,260
Harmonic, Inc.*	77,400	726,012
Harris Corp.	49,040	2,432,384
Infinera Corp.*	56,500	474,035
InterDigital, Inc.	20,100	958,971
Ixia*	1,220	19,374
JDS Uniphase Corp.*	76,350	$1,591,134
Juniper Networks, Inc.*	186,200	7,835,296
Motorola Mobility Holdings, Inc.*	109,831	2,679,876
Motorola Solutions, Inc.*	125,521	5,609,533
NETGEAR, Inc.*	400	12,976
Oplink Communications, Inc.*	210	4,093
Plantronics, Inc.	17,400	637,188
Polycom, Inc.*	37,800	1,959,930
Powerwave Technologies, Inc.*	2,150	9,697
QUALCOMM, Inc.	574,980	31,526,153
Riverbed Technology, Inc.*	47,200	1,777,080
SeaChange International, Inc.*	800	7,600
Sycamore Networks, Inc.	15,470	377,932
Symmetricom, Inc.*	340	2,084
Tellabs, Inc.	155,160	813,038
UTStarcom, Inc.*	480	1,128
ViaSat, Inc.*	12,200	486,048

		106,167,282

Computers & Peripherals (3.7%)
Apple, Inc.*	318,950	111,138,128
Avid Technology, Inc.*	29,200	651,160
Dell, Inc.*	603,744	8,760,325
Diebold, Inc.	27,650	980,469
Electronics for Imaging, Inc.*	43,600	641,356
EMC Corp.*	729,390	19,365,305
Hewlett-Packard Co.	772,107	31,633,224
Imation Corp.*	1,210	13,479
Intermec, Inc.*	33,700	363,623
Lexmark International, Inc., Class A*	29,690	1,099,718
NCR Corp.*	60,600	1,141,704
NetApp, Inc.*	130,250	6,275,445
QLogic Corp.*	56,900	1,055,495
SanDisk Corp.*	86,990	4,009,369
Seagate Technology plc*	184,310	2,654,064
Silicon Graphics International Corp.*	210	4,494
Synaptics, Inc.*	15,300	413,406
Western Digital Corp.*	86,670	3,231,924

		193,432,688

Electronic Equipment, Instruments & Components (0.7%)
Agilysys, Inc.*	120	689
Amphenol Corp., Class A	65,620	3,569,072
Anixter International, Inc.	13,400	936,526
Arrow Electronics, Inc.*	45,900	1,922,292
Avnet, Inc.*	64,920	2,213,123
AVX Corp.	48,140	717,767
Benchmark Electronics, Inc.*	35,100	665,847
Corning, Inc.	562,790	11,610,358
CTS Corp.	1,260	13,608
Daktronics, Inc.	480	5,160
Dolby Laboratories, Inc., Class A*	20,200	994,042
Electro Scientific Industries, Inc.*	620	10,763
FLIR Systems, Inc.	59,200	2,048,912
Ingram Micro, Inc., Class A*	72,800	1,530,984
Insight Enterprises, Inc.*	1,230	20,947
IPG Photonics Corp.*	9,100	524,888
Itron, Inc.*	15,310	864,096
Jabil Circuit, Inc.	68,100	1,391,283
Littelfuse, Inc.	700	39,970
Molex, Inc.	50,300	1,263,536
MTS Systems Corp.	13,200	601,260
National Instruments Corp.	35,700	1,169,889
Newport Corp.*	1,260	22,466
OSI Systems, Inc.*	330	12,385
Park Electrochemical Corp.	370	11,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Plexus Corp.*	25,500	$894,030
Pulse Electronics Corp.	960	5,808
Rofin-Sinar Technologies, Inc.*	21,200	837,400
Tech Data Corp.*	19,500	991,770
Trimble Navigation Ltd.*	45,900	2,319,786
Universal Display Corp.*	10,500	577,920
Vishay Intertechnology, Inc.*	62,600	1,110,524
Vishay Precision Group, Inc.*	7,371	115,504

		39,014,537

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	63,800	2,424,400
AOL, Inc.*	47,456	926,816
comScore, Inc.*	70	2,066
Digital River, Inc.*	16,500	617,595
EarthLink, Inc.	65,000	508,950
eBay, Inc.*	409,670	12,716,157
Equinix, Inc.*	16,300	1,484,930
Google, Inc., Class A*	85,925	50,370,094
GSI Commerce, Inc.*	23,500	687,845
IAC/InterActiveCorp*	40,250	1,243,322
j2 Global Communications, Inc.*	25,600	755,456
LoopNet, Inc.*	950	13,442
Marchex, Inc., Class B	840	6,611
ModusLink Global Solutions, Inc.	210	1,147
Monster Worldwide, Inc.*	47,700	758,430
NIC, Inc.	60	748
OpenTable, Inc.*	5,500	584,925
Perficient, Inc.*	320	3,843
Rackspace Hosting, Inc.*	36,700	1,572,595
RealNetworks, Inc.*	103,810	386,173
Stamps.com, Inc.	770	10,279
United Online, Inc.	58,100	366,320
VeriSign, Inc.	68,950	2,496,680
VistaPrint N.V.*	16,500	856,350
Vocus, Inc.*	400	10,344
WebMD Health Corp.*	20,200	1,079,084
Yahoo!, Inc.*	466,450	7,766,393

		87,650,995

IT Services (3.2%)
Accenture plc, Class A	219,800	12,082,406
Alliance Data Systems Corp.*	21,100	1,812,279
Amdocs Ltd.*	69,110	1,993,823
Automatic Data Processing, Inc.	179,450	9,207,579
Broadridge Financial Solutions, Inc.	61,110	1,386,586
CACI International, Inc., Class A*	12,200	748,104
Cognizant Technology Solutions Corp., Class A*	105,950	8,624,330
Computer Sciences Corp.	56,240	2,740,575
CoreLogic, Inc.*	39,300	727,050
CSG Systems International, Inc.*	27,540	549,148
DST Systems, Inc.	19,880	1,050,062
ExlService Holdings, Inc.*	390	8,248
Fidelity National Information Services, Inc.	97,425	3,184,823
Fiserv, Inc.*	57,650	3,615,808
Forrester Research, Inc.	16,300	624,127
Gartner, Inc.*	26,600	1,108,422
Genpact Ltd.*	30,000	434,400
Global Cash Access Holdings, Inc.*	1,320	4,316
Global Payments, Inc.	30,900	1,511,628
Hackett Group, Inc.*	80	307
Heartland Payment Systems, Inc.	26,360	462,091
iGATE Corp.	880	16,518
Integral Systems, Inc.*	840	10,223
International Business Machines Corp.	449,500	$73,299,965
Jack Henry & Associates, Inc.	30,730	1,041,440
Lender Processing Services, Inc.	35,800	1,152,402
ManTech International Corp., Class A*	8,400	356,160
Mastercard, Inc., Class A	34,400	8,659,168
NeuStar, Inc., Class A*	32,590	833,652
Online Resources Corp.*	10	38
Paychex, Inc.	122,010	3,826,234
SAIC, Inc.*	116,950	1,978,794
Sapient Corp.*	44,100	504,945
SRA International, Inc., Class A*	31,500	893,340
TeleTech Holdings, Inc.*	23,050	446,709
Teradata Corp.*	63,060	3,197,142
Total System Services, Inc.	62,200	1,120,844
Unisys Corp.*	15,096	471,297
VeriFone Systems, Inc.*	29,900	1,643,005
Visa, Inc., Class A	165,250	12,165,705
Western Union Co.	254,160	5,278,903
Wright Express Corp.*	14,500	751,680

		169,524,276

Office Electronics (0.1%)
Xerox Corp.	521,331	5,552,175
Zebra Technologies Corp., Class A*	27,700	1,086,948

		6,639,123

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Analogic Technologies, Inc.*	70	265
Advanced Micro Devices, Inc.*	232,600	2,000,360
Altera Corp.	111,350	4,901,627
Analog Devices, Inc.	111,770	4,401,503
Applied Materials, Inc.	473,520	7,396,382
Atheros Communications, Inc.*	25,600	1,143,040
Atmel Corp.*	163,000	2,221,690
ATMI, Inc.*	880	16,614
Avago Technologies Ltd.	40,100	1,247,110
Broadcom Corp., Class A	188,870	7,437,701
Cabot Microelectronics Corp.*	17,380	908,105
Cavium Networks, Inc.*	16,700	750,331
Cirrus Logic, Inc.*	24,500	515,235
Cree, Inc.*	38,900	1,795,624
Cymer, Inc.*	10,700	605,406
Cypress Semiconductor Corp.*	60,100	1,164,738
Diodes, Inc.*	480	16,349
DSP Group, Inc.*	640	4,928
Energy Conversion Devices, Inc.*	22,100	49,946
Entegris, Inc.*	4,540	39,816
Evergreen Solar, Inc.*	18,317	24,728
Exar Corp.*	1,400	8,428
Fairchild Semiconductor International, Inc.*	45,500	828,100
FEI Co.*	23,160	780,955
First Solar, Inc.*	21,350	3,433,934
Hittite Microwave Corp.*	14,400	918,288
Integrated Device Technology, Inc.*	77,100	568,227
Intel Corp.	1,950,410	39,339,770
International Rectifier Corp.*	33,800	1,117,428
Intersil Corp., Class A	46,800	582,660
IXYS Corp.*	700	9,401
KLA-Tencor Corp.	62,280	2,950,204
Kulicke & Soffa Industries, Inc.*	610	5,704
Lam Research Corp.*	44,600	2,527,036
Linear Technology Corp.	78,450	2,638,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
LSI Corp.*	247,100	$1,680,280
Marvell Technology Group Ltd.*	216,430	3,365,486
Maxim Integrated Products, Inc.	109,550	2,804,480
MEMC Electronic Materials, Inc.*	100,270	1,299,499
Micrel, Inc.	58,400	787,232
Microchip Technology, Inc.	66,400	2,523,864
Micron Technology, Inc.*	323,450	3,706,737
Microsemi Corp.*	31,400	650,294
MKS Instruments, Inc.	27,400	912,420
Monolithic Power Systems, Inc.*	31,420	445,850
National Semiconductor Corp.	90,000	1,290,600
Netlogic Microsystems, Inc.*	23,700	995,874
Novellus Systems, Inc.*	36,300	1,347,819
NVIDIA Corp.*	216,360	3,994,006
OmniVision Technologies, Inc.*	19,350	687,505
ON Semiconductor Corp.*	162,500	1,603,875
Pericom Semiconductor Corp.*	1,210	12,548
PMC-Sierra, Inc.*	103,000	772,500
Rambus, Inc.*	39,700	786,060
RF Micro Devices, Inc.*	99,570	638,244
Rudolph Technologies, Inc.*	10	109
Semtech Corp.*	22,600	565,452
Silicon Image, Inc.*	5,630	50,501
Silicon Laboratories, Inc.*	21,840	943,706
Skyworks Solutions, Inc.*	72,500	2,350,450
Standard Microsystems Corp.*	30	740
SunPower Corp., Class A*	36,850	631,609
Supertex, Inc.*	430	9,580
Teradyne, Inc.*	91,610	1,631,574
Tessera Technologies, Inc.*	22,000	401,720
Texas Instruments, Inc.	428,490	14,808,614
TriQuint Semiconductor, Inc.*	56,900	734,579
Varian Semiconductor Equipment Associates, Inc.*	28,200	1,372,494
Veeco Instruments, Inc.*	15,300	777,852
Volterra Semiconductor Corp.*	80	1,986
Xilinx, Inc.	104,600	3,430,880

		150,366,926

Software (3.6%)
Accelrys, Inc.*	366	2,928
Activision Blizzard, Inc.	196,100	2,151,217
Adobe Systems, Inc.*	199,020	6,599,503
Advent Software, Inc.*	18,840	540,143
ANSYS, Inc.*	34,700	1,880,393
Ariba, Inc.*	45,100	1,539,714
Autodesk, Inc.*	83,650	3,689,801
Blackboard, Inc.*	15,200	550,848
BMC Software, Inc.*	68,600	3,412,164
Bottomline Technologies, Inc.*	220	5,531
CA, Inc.	147,050	3,555,669
Cadence Design Systems, Inc.*	112,030	1,092,292
Citrix Systems, Inc.*	69,150	5,079,759
CommVault Systems, Inc.*	15,300	610,164
Compuware Corp.*	85,050	982,328
Concur Technologies, Inc.*	20,300	1,125,635
Electronic Arts, Inc.*	134,200	2,620,926
EPIQ Systems, Inc.	30,400	436,544
FactSet Research Systems, Inc.	17,100	1,790,883
Fair Isaac Corp.	29,200	923,012
Fortinet, Inc.*	15,100	664,400
Informatica Corp.*	37,700	1,969,071
Intuit, Inc.*	106,050	5,631,255
Kenexa Corp.*	870	24,003
Lawson Software, Inc.*	48,600	588,060
Manhattan Associates, Inc.*	790	25,849
Mentor Graphics Corp.*	37,800	$553,014
MICROS Systems, Inc.*	30,400	1,502,672
Microsoft Corp.	2,685,050	68,092,868
MicroStrategy, Inc., Class A*	200	26,896
Novell, Inc.*	150,200	890,686
Nuance Communications, Inc.*	84,490	1,652,624
Oracle Corp.	1,335,390	44,561,964
Parametric Technology Corp.*	51,050	1,148,115
Progress Software Corp.*	28,740	836,047
Radiant Systems, Inc.*	160	2,832
Red Hat, Inc.*	71,300	3,236,307
Rovi Corp.*	41,550	2,229,157
Salesforce.com, Inc.*	42,500	5,677,150
Solera Holdings, Inc.	21,110	1,078,721
SuccessFactors, Inc.*	23,800	930,342
Symantec Corp.*	301,990	5,598,895
Synchronoss Technologies, Inc.*	910	31,623
Synopsys, Inc.*	61,920	1,712,088
Take-Two Interactive Software, Inc.*	200	3,074
TIBCO Software, Inc.*	60,140	1,638,815
TiVo, Inc.*	66,900	586,044
VMware, Inc., Class A*	27,800	2,266,812
Websense, Inc.*	24,500	562,765

		192,311,603

Total Information Technology		945,107,430

Materials (4.3%)
Chemicals (2.4%)
A. Schulman, Inc.	470	11,618
Air Products & Chemicals, Inc.	74,280	6,698,570
Airgas, Inc.	31,000	2,059,020
Albemarle Corp.	36,800	2,199,536
Arch Chemicals, Inc.	15,700	652,963
Ashland, Inc.	31,964	1,846,241
Cabot Corp.	29,200	1,351,668
Celanese Corp.	62,200	2,759,814
CF Industries Holdings, Inc.	25,102	3,433,703
Cytec Industries, Inc.	18,500	1,005,845
Dow Chemical Co.	404,880	15,284,220
E.I. du Pont de Nemours & Co.	320,640	17,625,581
Eastman Chemical Co.	26,660	2,647,871
Ecolab, Inc.	88,212	4,500,576
Ferro Corp.*	600	9,954
FMC Corp.	26,950	2,288,864
Huntsman Corp.	61,000	1,060,180
Innophos Holdings, Inc.	510	23,516
International Flavors & Fragrances, Inc.	35,000	2,180,500
Intrepid Potash, Inc.*	21,300	741,666
LSB Industries, Inc.*	580	22,991
Lubrizol Corp.	25,800	3,456,168
Minerals Technologies, Inc.	8,600	589,272
Monsanto Co.	190,800	13,787,208
Mosaic Co.	59,330	4,672,237
Nalco Holding Co.	49,000	1,338,190
Olin Corp.	29,800	683,016
PolyOne Corp.	2,750	39,078
PPG Industries, Inc.	62,900	5,988,709
Praxair, Inc.	109,100	11,084,560
Quaker Chemical Corp.	480	19,282
Rockwood Holdings, Inc.*	19,730	971,111
RPM International, Inc.	49,050	1,163,956
Scotts Miracle-Gro Co., Class A	19,400	1,122,290
Sensient Technologies Corp.	20,600	738,304
Sherwin-Williams Co.	34,800	2,922,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sigma-Aldrich Corp.	45,900	$2,921,076
Solutia, Inc.*	45,900	1,165,860
Spartech Corp.*	1,320	9,570
Valspar Corp.	44,500	1,739,950
W.R. Grace & Co.*	27,500	1,052,975
Westlake Chemical Corp.	10,010	562,562

		124,433,123

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	17,700	1,587,159
Texas Industries, Inc.	100	4,523
Vulcan Materials Co.	48,700	2,220,720

		3,812,402

Containers & Packaging (0.3%)
AptarGroup, Inc.	29,600	1,483,848
Ball Corp.	68,500	2,455,725
Bemis Co., Inc.	42,300	1,387,863
Crown Holdings, Inc.*	57,350	2,212,563
Greif, Inc., Class A	14,800	968,068
Myers Industries, Inc.	1,070	10,625
Owens-Illinois, Inc.*	61,850	1,867,251
Packaging Corp. of America	48,600	1,404,054
Rock-Tenn Co., Class A	14,700	1,019,445
Sealed Air Corp.	69,960	1,865,134
Silgan Holdings, Inc.	20,400	778,056
Sonoco Products Co.	44,160	1,599,917
Temple-Inland, Inc.	40,700	952,380

		18,004,929

Metals & Mining (1.3%)
AK Steel Holding Corp.	41,600	656,448
Alcoa, Inc.	379,950	6,706,118
Allegheny Technologies, Inc.	35,260	2,387,807
Allied Nevada Gold Corp.*	24,000	851,520
AMCOL International Corp.	19,500	701,610
Carpenter Technology Corp.	24,000	1,025,040
Cliffs Natural Resources, Inc.	48,640	4,780,339
Coeur d’Alene Mines Corp.*	33,300	1,158,174
Commercial Metals Co.	49,390	852,965
Compass Minerals International, Inc.	12,400	1,159,772
Freeport-McMoRan Copper & Gold, Inc.	328,800	18,264,840
Golden Star Resources Ltd.*	95,200	282,744
Hecla Mining Co.*	91,500	830,820
Molycorp, Inc.*	10,300	618,206
Newmont Mining Corp.	171,500	9,360,470
Nucor Corp.	119,120	5,481,903
Olympic Steel, Inc.	720	23,623
Reliance Steel & Aluminum Co.	28,100	1,623,618
Royal Gold, Inc.	18,000	943,200
Schnitzer Steel Industries, Inc., Class A	7,800	507,078
Southern Copper Corp.	63,960	2,575,669
Steel Dynamics, Inc.	71,300	1,338,301
Thompson Creek Metals Co., Inc.*	52,900	663,366
Titanium Metals Corp.*	30,000	557,400
United States Steel Corp.	51,590	2,782,765
Universal Stainless & Alloy Products, Inc.*	40	1,349
Walter Energy, Inc.	22,000	2,979,460

		69,114,605

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	1,360	37,033
Clearwater Paper Corp.*	5,325	433,455
Deltic Timber Corp.	9,200	614,928
Domtar Corp.	19,740	1,811,737
International Paper Co.	165,050	$4,981,209
Louisiana-Pacific Corp.*	3,030	31,815
MeadWestvaco Corp.	60,600	1,837,998
Neenah Paper, Inc.	160	3,515
P.H. Glatfelter Co.	1,440	19,181

		9,770,871

Total Materials		225,135,930

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.2%)
AboveNet, Inc.	8,200	531,852
AT&T, Inc.	2,082,854	63,735,332
CenturyLink, Inc.	113,569	4,718,792
Frontier Communications Corp.	374,990	3,082,418
Hughes Communications, Inc.*	70	4,177
Level 3 Communications, Inc.*	626,200	920,514
Qwest Communications International, Inc.	625,680	4,273,394
tw telecom, Inc.*	57,400	1,102,080
Verizon Communications, Inc.	988,840	38,109,894
Windstream Corp.	174,271	2,242,868

		118,721,321

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	142,800	7,399,896
Crown Castle International Corp.*	109,850	4,674,117
Leap Wireless International, Inc.*	31,900	494,131
MetroPCS Communications, Inc.*	108,050	1,754,732
NII Holdings, Inc.*	61,300	2,554,371
SBA Communications Corp., Class A*	48,700	1,932,416
Sprint Nextel Corp.*	1,113,525	5,166,756
Telephone & Data Systems, Inc.	31,910	1,075,367

		25,051,786

Total Telecommunication Services		143,773,107

Utilities (3.3%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	166,970	5,867,326
Cleco Corp.	25,900	888,111
DPL, Inc.	45,000	1,233,450
Duke Energy Corp.	468,000	8,494,200
Edison International	123,160	4,506,424
Entergy Corp.	64,300	4,321,603
Exelon Corp.	237,540	9,796,150
FirstEnergy Corp.	144,604	5,363,362
Great Plains Energy, Inc.	51,600	1,033,032
Hawaiian Electric Industries, Inc.	34,200	848,160
IDACORP, Inc.	20,050	763,905
ITC Holdings Corp.	20,600	1,439,940
NextEra Energy, Inc.	146,950	8,099,884
Northeast Utilities	61,550	2,129,630
NV Energy, Inc.	100,300	1,493,467
Pepco Holdings, Inc.	87,450	1,630,942
Pinnacle West Capital Corp.	42,600	1,822,854
Portland General Electric Co.	28,500	677,445
PPL Corp.	179,450	4,540,085
Progress Energy, Inc.	101,320	4,674,905
Southern Co.	285,550	10,882,311
UIL Holdings Corp.	18,500	564,620
Westar Energy, Inc.	43,900	1,159,838

		82,231,644

Gas Utilities (0.3%)
AGL Resources, Inc.	32,350	1,288,824
Atmos Energy Corp.	38,500	1,312,850
Energen Corp.	27,200	1,716,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
National Fuel Gas Co.	28,900	$2,138,600
New Jersey Resources Corp.	18,100	777,395
Nicor, Inc.	17,100	918,270
Oneok, Inc.	36,800	2,461,184
Piedmont Natural Gas Co., Inc.	30,900	937,815
Questar Corp.	66,200	1,155,190
South Jersey Industries, Inc.	12,100	677,237
Southwest Gas Corp.	17,200	670,284
UGI Corp.	45,950	1,511,755
WGL Holdings, Inc.	19,100	744,900

		16,311,168

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	236,295	3,071,835
Calpine Corp.*	116,500	1,848,855
Constellation Energy Group, Inc.	75,150	2,339,419
GenOn Energy, Inc.*	272,790	1,039,330
NRG Energy, Inc.*	102,550	2,208,927

		10,508,366

Multi-Utilities (1.2%)
Alliant Energy Corp.	43,600	1,697,348
Ameren Corp.	88,700	2,489,809
CenterPoint Energy, Inc.	156,550	2,749,018
CMS Energy Corp.	86,900	1,706,716
Consolidated Edison, Inc.	95,900	4,864,048
Dominion Resources, Inc.	213,950	9,563,565
DTE Energy Co.	62,400	3,055,104
Integrys Energy Group, Inc.	30,100	1,520,351
MDU Resources Group, Inc.	78,350	1,799,699
NiSource, Inc.	92,700	1,777,986
NSTAR	42,300	1,957,221
OGE Energy Corp.	36,800	1,860,608
PG&E Corp.	138,420	6,115,396
Public Service Enterprise Group, Inc.	175,400	5,526,854
SCANA Corp.	38,550	1,517,714
Sempra Energy	83,690	4,477,415
TECO Energy, Inc.	80,850	1,516,746
Vectren Corp.	30,700	835,040
Wisconsin Energy Corp.	85,300	2,601,650
Xcel Energy, Inc.	165,080	3,943,761

		61,576,049

Water Utilities (0.1%)
American Water Works Co., Inc.	65,800	1,845,690
Aqua America, Inc.	53,850	1,232,627

		3,078,317

Total Utilities		173,705,544

Total Common Stocks (99.4%) (Cost $3,967,508,774)		5,246,034,052

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 4/1/11 (Cost $20,386,027)	$20,386,027	$20,386,027

Total Investments (99.8%) (Cost $3,987,894,801)		5,266,420,079
Other Assets Less Liabilities (0.2%)		10,706,031

Net Assets (100%)		$5,277,126,110

*	Non-income producing.

†	Securities (totaling $38,093 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,743,780.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	27	June-11	$2,171,403	$2,272,590	$101,187
S&P 500 E-Mini Index	245	June-11	15,873,896	16,182,250	308,354

					$409,541

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$594,456,291	$—	$—	$594,456,291
Consumer Staples	462,327,310	—	—	462,327,310
Energy	649,404,689	—	—	649,404,689
Financials	845,768,985	—	36,383	845,805,368
Health Care	583,151,349	—	—	583,151,349
Industrials	623,165,324	—	1,710	623,167,034
Information Technology	945,107,430	—	—	945,107,430
Materials	225,135,930	—	—	225,135,930
Telecommunication Services	143,773,107	—	—	143,773,107
Utilities	173,705,544	—	—	173,705,544
Futures	409,541	—	—	409,541
Short-Term Investments	—	20,386,027	—	20,386,027

Total Assets	$5,246,405,500	$20,386,027	$38,093	$5,266,829,620

Total Liabilities	$—	$—	$—	$—

Total	$5,246,405,500	$20,386,027	$38,093	$5,266,829,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/10	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(194,617)	151
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	231,000	1,559
Transfers out of Level 3	—	—

Balance as of 3/31/11	$36,383	$1,710

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(194,617)	$151

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$24,843,359
Net Proceeds of Sales and Redemptions:
Stocks	$164,528,375

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,619,173,167
Aggregate gross unrealized depreciation	(404,230,581)

Net unrealized appreciation	$1,214,942,586

Federal income tax cost of investments	$4,051,477,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (30.0%)
Consumer Discretionary (1.8%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	$300,000	$298,735
5.000%, 3/30/20	819,000	860,107
4.250%, 3/1/21	680,000	671,820

		1,830,662

Automobiles (0.1%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,786,000	1,994,556

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	202,000	229,339
Marriott International, Inc.
5.625%, 2/15/13	1,483,000	1,586,545
McDonald’s Corp.
4.300%, 3/1/13	458,000	483,805
5.350%, 3/1/18	743,000	832,262
5.000%, 2/1/19	750,000	818,010
3.500%, 7/15/20	38,000	37,114
Starbucks Corp.
6.250%, 8/15/17	500,000	564,125
Yum! Brands, Inc.
4.250%, 9/15/15	1,000,000	1,051,634
3.875%, 11/1/20	1,000,000	944,323

		6,547,157

Household Durables (0.1%)
Black & Decker Corp.
4.750%, 11/1/14	1,000,000	1,075,528
Fortune Brands, Inc.
3.000%, 6/1/12	359,000	364,974
4.875%, 12/1/13	445,000	469,087
6.375%, 6/15/14	396,000	434,286
5.375%, 1/15/16	500,000	530,939
MDC Holdings, Inc.
5.500%, 5/15/13	644,000	667,308
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,037,000	1,023,425
Toll Brothers Finance Corp.
5.150%, 5/15/15	114,000	116,361
8.910%, 10/15/17	400,000	464,027
6.750%, 11/1/19	389,000	401,733
Whirlpool Corp.
8.000%, 5/1/12	305,000	325,036
5.500%, 3/1/13	708,000	752,495
8.600%, 5/1/14	194,000	225,087

		6,850,286

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	1,100,000	1,109,625

Media (1.2%)
CBS Corp.
5.625%, 8/15/12	37,000	39,039
4.625%, 5/15/18	45,000	45,322
8.875%, 5/15/19	250,000	313,926
5.750%, 4/15/20	1,870,000	1,977,824
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,263,000	1,423,425
Comcast Corp.
5.300%, 1/15/14	2,346,000	2,554,032
6.500%, 1/15/15	300,000	339,502
5.900%, 3/15/16	$1,762,000	$1,959,955
6.500%, 1/15/17	416,000	473,722
5.700%, 5/15/18	800,000	870,816
5.700%, 7/1/19	1,189,000	1,288,440
5.150%, 3/1/20	3,500,000	3,643,363
COX Communications, Inc.
7.125%, 10/1/12	208,000	225,798
4.625%, 6/1/13	800,000	849,157
5.450%, 12/15/14	684,000	754,919
5.500%, 10/1/15	1,500,000	1,645,161
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,344,888
3.550%, 3/15/15	2,522,000	2,576,886
7.625%, 5/15/16	1,112,000	1,225,980
5.875%, 10/1/19	500,000	540,587
5.200%, 3/15/20	604,000	622,093
4.600%, 2/15/21	1,500,000	1,462,310
5.000%, 3/1/21	1,500,000	1,505,280
Discovery Communications LLC
3.700%, 6/1/15	300,000	309,918
5.050%, 6/1/20	2,000,000	2,083,206
Grupo Televisa S.A.
6.000%, 5/15/18	600,000	654,448
McGraw-Hill Cos., Inc.
5.900%, 11/15/17	500,000	546,456
NBCUniversal Media LLC
3.650%, 4/30/15§	2,300,000	2,361,277
5.150%, 4/30/20§	1,845,000	1,901,547
News America, Inc.
5.300%, 12/15/14	69,000	76,132
8.000%, 10/17/16	2,000,000	2,416,228
6.900%, 3/1/19	596,000	694,591
5.650%, 8/15/20	500,000	544,142
4.500%, 2/15/21§	500,000	489,866
Omnicom Group, Inc.
6.250%, 7/15/19	473,000	528,601
4.450%, 8/15/20	1,218,000	1,199,618
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,541,000	1,952,805
Thomson Reuters Corp.
5.950%, 7/15/13	1,000,000	1,101,510
5.700%, 10/1/14	870,000	971,380
6.500%, 7/15/18	708,000	819,528
4.700%, 10/15/19	369,000	386,038
Time Warner Cable, Inc.
5.400%, 7/2/12	639,000	671,925
6.200%, 7/1/13	2,608,000	2,867,392
7.500%, 4/1/14	914,000	1,047,639
3.500%, 2/1/15	173,000	177,286
5.850%, 5/1/17	1,306,000	1,428,371
6.750%, 7/1/18	4,000,000	4,544,084
8.750%, 2/14/19	1,000,000	1,246,734
8.250%, 4/1/19	1,096,000	1,335,179
5.000%, 2/1/20	861,000	870,492
Time Warner, Inc.
3.150%, 7/15/15	1,000,000	1,012,740
5.875%, 11/15/16	680,000	758,631
4.875%, 3/15/20	2,200,000	2,243,250
4.700%, 1/15/21	1,500,000	1,493,622
Turner Broadcasting System, Inc.
8.375%, 7/1/13	804,000	916,493
Viacom, Inc.
4.375%, 9/15/14	573,000	611,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.250%, 4/30/16	$1,205,000	$1,370,802
5.625%, 9/15/19	1,391,000	1,521,970
Walt Disney Co.
4.500%, 12/15/13	3,846,000	4,167,795
6.000%, 7/17/17	346,000	393,425
5.500%, 3/15/19	500,000	566,092
Washington Post Co.
7.250%, 2/1/19	500,000	570,107
WPP Finance UK Corp.
5.875%, 6/15/14	694,000	762,964
8.000%, 9/15/14	321,000	374,162

		77,672,217

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	200,000	196,485
Kohl’s Corp.
6.250%, 12/15/17	648,000	742,420
Nordstrom, Inc.
6.750%, 6/1/14	242,000	276,531
6.250%, 1/15/18	277,000	317,008
4.750%, 5/1/20	584,000	603,109
Target Corp.
5.125%, 1/15/13	1,216,000	1,301,914
5.875%, 7/15/16	1,500,000	1,723,198
6.000%, 1/15/18	1,550,000	1,773,808
3.875%, 7/15/20	1,000,000	984,249

		7,918,722

Specialty Retail (0.2%)
AutoZone, Inc.
5.875%, 10/15/12	300,000	320,203
5.750%, 1/15/15	173,000	190,823
4.000%, 11/15/20	1,700,000	1,581,291
Best Buy Co., Inc.
3.750%, 3/15/16	800,000	789,675
5.500%, 3/15/21	500,000	490,606
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,129,527
5.400%, 3/1/16	2,996,000	3,313,007
Lowe’s Cos., Inc.
5.600%, 9/15/12	208,000	221,682
5.000%, 10/15/15	500,000	555,023
2.125%, 4/15/16	1,000,000	975,965
5.400%, 10/15/16	20,000	22,489
4.625%, 4/15/20	839,000	875,137
O’Reilly Automotive, Inc.
4.875%, 1/14/21	185,000	182,985
Staples, Inc.
9.750%, 1/15/14	1,846,000	2,216,245
TJX Cos., Inc.
4.200%, 8/15/15	200,000	212,757
6.950%, 4/15/19	385,000	459,407

		13,536,822

Total Consumer Discretionary		117,460,047

Consumer Staples (2.1%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	208,000	224,448
5.050%, 10/15/16	1,000,000	1,084,484
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	1,527,000	1,570,742
2.500%, 3/26/13	2,000,000	2,040,606
5.375%, 11/15/14	1,625,000	1,790,709
4.125%, 1/15/15	975,000	1,029,851
2.875%, 2/15/16	$105,000	$104,219
7.750%, 1/15/19	3,000,000	3,690,924
5.375%, 1/15/20	1,874,000	2,011,368
4.375%, 2/15/21	2,080,000	2,072,412
Bottling Group LLC
4.625%, 11/15/12	159,000	168,425
6.950%, 3/15/14	1,046,000	1,204,731
5.125%, 1/15/19	846,000	926,717
Brown-Forman Corp.
2.500%, 1/15/16	250,000	247,321
Coca-Cola Co.
0.750%, 11/15/13	2,950,000	2,907,411
3.625%, 3/15/14	200,000	211,849
1.500%, 11/15/15	600,000	574,270
3.150%, 11/15/20	2,920,000	2,716,832
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	200,000	197,174
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	946,000	1,096,892
Diageo Capital plc
7.375%, 1/15/14	1,346,000	1,544,640
5.750%, 10/23/17	1,788,000	2,004,233
Diageo Finance B.V.
5.500%, 4/1/13	416,000	450,431
3.250%, 1/15/15	469,000	481,322
5.300%, 10/28/15	910,000	1,006,861
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/12	200,000	203,906
2.900%, 1/15/16	2,000,000	1,983,180
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	268,135
4.875%, 1/15/15	700,000	770,086
PepsiCo, Inc.
4.650%, 2/15/13	212,000	226,045
0.875%, 10/25/13	4,000,000	3,955,416
3.750%, 3/1/14	1,250,000	1,329,342
3.100%, 1/15/15	173,000	179,483
5.000%, 6/1/18	208,000	226,791
7.900%, 11/1/18	1,016,000	1,289,571
4.500%, 1/15/20	3,173,000	3,310,591

		45,101,418

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,568,000	1,786,038
CVS Caremark Corp.
3.250%, 5/18/15	1,754,000	1,781,736
6.125%, 8/15/16	346,000	389,721
5.750%, 6/1/17	1,208,000	1,330,598
6.600%, 3/15/19	949,000	1,088,579
4.750%, 5/18/20	304,000	310,303
6.302%, 6/1/37(l)	800,000	786,000
Delhaize Group S.A.
5.875%, 2/1/14	669,000	730,414
Kroger Co.
5.000%, 4/15/13	208,000	222,239
7.500%, 1/15/14	1,346,000	1,532,539
4.950%, 1/15/15	90,000	97,114
3.900%, 10/1/15	639,000	663,256
6.400%, 8/15/17	250,000	287,641
6.150%, 1/15/20	1,346,000	1,517,965
Safeway, Inc.
5.800%, 8/15/12	950,000	1,010,588
6.350%, 8/15/17	208,000	232,517
5.000%, 8/15/19	346,000	357,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 8/15/20	$1,120,000	$1,059,360
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,246,275
Walgreen Co.
4.875%, 8/1/13	708,000	767,141
5.250%, 1/15/19	500,000	549,767
Wal-Mart Stores, Inc.
5.000%, 4/5/12	1,874,000	1,952,210
4.550%, 5/1/13	1,416,000	1,517,682
3.200%, 5/15/14	3,800,000	3,980,610
2.250%, 7/8/15	1,500,000	1,497,645
5.800%, 2/15/18	346,000	394,031
4.125%, 2/1/19	1,750,000	1,798,277
3.250%, 10/25/20	2,500,000	2,335,230

		31,223,219

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,445,109
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	839,000	892,215
5.100%, 7/15/15	488,000	509,149
8.500%, 6/15/19	565,000	670,918
Campbell Soup Co.
5.000%, 12/3/12	500,000	534,266
3.375%, 8/15/14	339,000	355,536
3.050%, 7/15/17	269,000	269,840
4.500%, 2/15/19	521,000	545,340
ConAgra Foods, Inc.
7.000%, 4/15/19	1,000,000	1,134,432
Corn Products International, Inc.
3.200%, 11/1/15	269,000	268,540
4.625%, 11/1/20	269,000	264,394
General Mills, Inc.
5.200%, 3/17/15	500,000	549,159
5.700%, 2/15/17	2,500,000	2,805,437
5.650%, 2/15/19	846,000	937,742
H.J. Heinz Co.
5.350%, 7/15/13	746,000	810,295
Hershey Co.
4.850%, 8/15/15	452,000	489,970
4.125%, 12/1/20	500,000	500,971
Kellogg Co.
4.250%, 3/6/13	1,708,000	1,801,065
4.450%, 5/30/16	520,000	557,148
4.000%, 12/15/20	600,000	587,218
Kraft Foods, Inc.
6.250%, 6/1/12	1,852,000	1,964,502
6.000%, 2/11/13	300,000	324,593
2.625%, 5/8/13	300,000	307,033
5.250%, 10/1/13	115,000	124,841
6.750%, 2/19/14	750,000	846,118
4.125%, 2/9/16	3,904,000	4,050,517
6.125%, 2/1/18	1,866,000	2,085,927
6.125%, 8/23/18	500,000	559,161
5.375%, 2/10/20	3,108,000	3,281,259
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	485,820
4.900%, 11/1/19	704,000	728,889
Sara Lee Corp.
2.750%, 9/15/15	1,000,000	990,170
Tyson Foods, Inc.
10.500%, 3/1/14	1,000,000	1,200,000

		32,877,574

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	$150,000	$150,384
Clorox Co.
5.450%, 10/15/12	940,000	997,875
5.000%, 3/1/13	346,000	367,070
3.550%, 11/1/15	269,000	275,389
5.950%, 10/15/17	50,000	55,681
Colgate-Palmolive Co.
3.150%, 8/5/15	1,042,000	1,078,728
Kimberly-Clark Corp.
6.125%, 8/1/17	1,708,000	1,980,363
7.500%, 11/1/18	700,000	873,595
3.875%, 3/1/21	85,000	83,926
Procter & Gamble Co.
1.375%, 8/1/12	1,800,000	1,814,800
4.950%, 8/15/14	525,000	582,219
1.800%, 11/15/15	1,000,000	976,671
4.850%, 12/15/15	708,000	786,420
4.700%, 2/15/19	2,046,000	2,218,226

		12,241,347

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	765,673
6.500%, 3/1/19	1,000,000	1,145,610

		1,911,283

Tobacco (0.3%)
Altria Group, Inc.
8.500%, 11/10/13	1,048,000	1,222,188
4.125%, 9/11/15	2,300,000	2,391,105
9.700%, 11/10/18	2,304,000	3,030,030
9.250%, 8/6/19	2,693,000	3,514,559
Lorillard Tobacco Co.
8.125%, 6/23/19	407,000	473,889
6.875%, 5/1/20	1,104,000	1,194,024
Philip Morris International, Inc.
4.875%, 5/16/13	1,546,000	1,657,799
6.875%, 3/17/14	1,000,000	1,147,728
5.650%, 5/16/18	2,164,000	2,408,967
4.500%, 3/26/20	1,000,000	1,027,503
Reynolds American, Inc.
7.250%, 6/1/13	208,000	232,662
7.625%, 6/1/16	523,000	621,564
6.750%, 6/15/17	900,000	1,029,197

		19,951,215

Total Consumer Staples		143,306,056

Energy (2.4%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
6.500%, 11/15/13	700,000	788,239
BJ Services Co.
6.000%, 6/1/18	200,000	228,536
Cameron International Corp.
6.375%, 7/15/18	200,000	224,564
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	1,000,000	1,075,306
5.875%, 5/1/19	1,250,000	1,372,308
Ensco plc
4.700%, 3/15/21	2,000,000	1,985,212
Halliburton Co.
6.150%, 9/15/19	1,623,000	1,864,663
Rowan Cos., Inc.
7.875%, 8/1/19	280,000	332,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Transocean, Inc.
4.950%, 11/15/15	$2,073,000	$2,190,761
6.000%, 3/15/18	545,000	588,424
6.500%, 11/15/20	1,039,000	1,145,540
Weatherford International Ltd.
5.150%, 3/15/13	367,000	388,451
5.500%, 2/15/16	519,000	557,323
6.000%, 3/15/18	208,000	225,040
9.625%, 3/1/19	1,265,000	1,611,076
5.125%, 9/15/20	1,000,000	992,955

		15,570,527

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	500,000	547,365
5.950%, 9/15/16	1,161,000	1,262,454
6.375%, 9/15/17	2,500,000	2,751,738
8.700%, 3/15/19	789,000	966,422
Apache Corp.
5.250%, 4/15/13	1,069,000	1,153,075
5.625%, 1/15/17	500,000	562,336
3.625%, 2/1/21	1,000,000	946,260
Buckeye Partners LP
5.500%, 8/15/19	404,000	419,037
4.875%, 2/1/21	1,220,000	1,211,883
Canadian Natural Resources Ltd.
5.150%, 2/1/13	500,000	532,814
5.700%, 5/15/17	1,833,000	2,050,817
Cenovus Energy, Inc.
4.500%, 9/15/14	596,000	639,974
5.700%, 10/15/19	1,708,000	1,895,971
Chevron Corp.
3.950%, 3/3/14	500,000	534,696
4.950%, 3/3/19	1,346,000	1,485,141
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,958,783
4.750%, 2/1/14	3,500,000	3,798,830
5.750%, 2/1/19	2,000,000	2,263,698
6.000%, 1/15/20	1,346,000	1,545,678
Devon Energy Corp.
6.300%, 1/15/19	1,000,000	1,171,968
Ecopetrol S.A.
7.625%, 7/23/19	1,500,000	1,728,750
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	392,129
5.200%, 3/15/20	1,581,000	1,643,525
Enbridge, Inc.
5.800%, 6/15/14	500,000	554,218
4.900%, 3/1/15	500,000	539,905
EnCana Corp.
4.750%, 10/15/13	463,000	498,330
5.900%, 12/1/17	1,569,000	1,758,031
6.500%, 5/15/19	518,000	604,813
Energy Transfer Partners LP
6.000%, 7/1/13	1,500,000	1,629,597
6.700%, 7/1/18	844,000	956,229
9.700%, 3/15/19	346,000	451,613
9.000%, 4/15/19	700,000	884,327
Enterprise Products Operating LLC
9.750%, 1/31/14	1,721,000	2,062,198
5.600%, 10/15/14	55,000	60,762
3.200%, 2/1/16	1,950,000	1,937,842
6.300%, 9/15/17	346,000	390,099
5.200%, 9/1/20	1,639,000	1,690,584
EOG Resources, Inc.
2.950%, 6/1/15	$1,750,000	$1,764,923
6.875%, 10/1/18	69,000	81,220
5.625%, 6/1/19	847,000	929,324
4.100%, 2/1/21	1,500,000	1,452,246
EQT Corp.
6.500%, 4/1/18	500,000	543,655
8.125%, 6/1/19	1,427,000	1,701,004
Hess Corp.
8.125%, 2/15/19	1,390,000	1,744,938
Husky Energy, Inc.
5.900%, 6/15/14	2,243,000	2,484,318
7.250%, 12/15/19	145,000	171,650
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	500,000	540,577
5.625%, 2/15/15	1,135,000	1,252,346
3.500%, 3/1/16	1,000,000	1,007,617
6.000%, 2/1/17	535,000	595,376
9.000%, 2/1/19	693,000	879,537
6.850%, 2/15/20	1,311,000	1,502,010
5.300%, 9/15/20	52,000	53,954
5.800%, 3/1/21	1,000,000	1,073,973
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	223,185
6.550%, 7/15/19	187,000	213,233
4.250%, 2/1/21	269,000	262,442
Marathon Oil Corp.
6.000%, 10/1/17	500,000	562,675
5.900%, 3/15/18	160,000	179,770
Marathon Petroleum Corp.
3.500%, 3/1/16§	1,720,000	1,724,513
5.125%, 3/1/21§	135,000	136,078
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	875,878
9.250%, 1/15/19	1,000,000	1,260,551
5.000%, 9/15/20	700,000	695,301
Nexen, Inc.
6.200%, 7/30/19	915,000	1,011,586
Noble Energy, Inc.
8.250%, 3/1/19	798,000	1,003,969
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	510,449
4.900%, 8/1/20	477,000	483,959
4.625%, 3/1/21	1,000,000	986,755
NuStar Logistics LP
7.650%, 4/15/18	500,000	583,752
4.800%, 9/1/20	539,000	530,172
Occidental Petroleum Corp.
2.500%, 2/1/16	300,000	296,937
4.125%, 6/1/16	473,000	500,377
4.100%, 2/1/21	1,750,000	1,733,268
ONEOK Partners LP
3.250%, 2/1/16	200,000	199,013
8.625%, 3/1/19	1,846,000	2,321,932
PC Financial Partnership
5.000%, 11/15/14	600,000	647,140
Pemex Project Funding Master Trust
5.750%, 3/1/18	693,000	733,193
Petrobras International Finance Co.
3.875%, 1/27/16	3,000,000	3,020,055
6.125%, 10/6/16	846,000	937,487
5.875%, 3/1/18	208,000	220,324
7.875%, 3/15/19	1,708,000	2,005,337
5.750%, 1/20/20	4,423,000	4,562,917
5.375%, 1/27/21	2,500,000	2,507,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Petroleos Mexicanos
4.875%, 3/15/15	$3,000,000	$3,195,000
8.000%, 5/3/19	1,500,000	1,801,500
6.000%, 3/5/20	2,823,000	2,996,615
Plains All American Pipeline LP
4.250%, 9/1/12	500,000	519,017
3.950%, 9/15/15	1,000,000	1,031,246
6.125%, 1/15/17	200,000	221,495
6.500%, 5/1/18	346,000	388,946
8.750%, 5/1/19	304,000	380,319
5.000%, 2/1/21	1,000,000	1,002,973
Shell International Finance B.V.
1.875%, 3/25/13	1,306,000	1,329,418
4.000%, 3/21/14	1,296,000	1,385,170
3.100%, 6/28/15	3,600,000	3,688,888
3.250%, 9/22/15	500,000	516,149
4.300%, 9/22/19	1,485,000	1,529,180
4.375%, 3/25/20	1,929,000	1,991,293
Spectra Energy Capital LLC
6.200%, 4/15/18	846,000	941,369
8.000%, 10/1/19	345,000	419,479
Statoil ASA
3.875%, 4/15/14	173,000	183,736
2.900%, 10/15/14	1,000,000	1,031,852
5.250%, 4/15/19	2,288,000	2,498,462
Suncor Energy, Inc.
6.100%, 6/1/18	1,500,000	1,693,844
Sunoco, Inc.
9.625%, 4/15/15	500,000	604,905
Talisman Energy, Inc.
7.750%, 6/1/19	1,512,000	1,844,921
Total Capital Canada Ltd.
1.625%, 1/28/14	490,000	499,560
Total Capital S.A.
3.000%, 6/24/15	500,000	510,324
3.125%, 10/2/15	500,000	510,825
2.300%, 3/15/16	2,500,000	2,434,615
4.450%, 6/24/20	500,000	510,443
4.125%, 1/28/21	1,000,000	992,063
TransCanada PipeLines Ltd.
3.400%, 6/1/15	1,500,000	1,544,495
7.125%, 1/15/19	1,443,000	1,745,614
3.800%, 10/1/20	1,000,000	962,582
6.350%, 5/15/67(l)	1,171,000	1,175,773
Valero Energy Corp.
6.875%, 4/15/12	500,000	528,553
4.750%, 6/15/13	69,000	73,249
4.500%, 2/1/15	121,000	127,331
6.125%, 6/15/17	500,000	552,855
9.375%, 3/15/19	354,000	452,515
6.125%, 2/1/20	1,060,000	1,146,464
Williams Partners LP
3.800%, 2/15/15	419,000	433,740
5.250%, 3/15/20	2,029,000	2,116,596
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	385,307

		142,089,034

Total Energy		157,659,561

Financials (14.3%)
Capital Markets (2.6%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	1,924,411
Bank of New York Mellon Corp.
4.950%, 11/1/12	$2,216,000	$2,355,397
5.125%, 8/27/13	770,000	836,516
1.500%, 1/31/14	300,000	299,068
4.300%, 5/15/14	885,000	949,008
2.950%, 6/18/15	2,000,000	2,036,842
4.150%, 2/1/21	1,800,000	1,778,753
Bear Stearns Cos. LLC
6.950%, 8/10/12	2,900,000	3,122,152
5.700%, 11/15/14	208,000	228,620
5.300%, 10/30/15	586,000	631,560
5.550%, 1/22/17	3,221,000	3,421,449
6.400%, 10/2/17	1,346,000	1,512,072
7.250%, 2/1/18	2,070,000	2,411,832
BlackRock, Inc.
3.500%, 12/10/14	1,573,000	1,644,693
5.000%, 12/10/19	1,773,000	1,859,967
Charles Schwab Corp.
4.950%, 6/1/14	785,000	852,983
4.450%, 7/22/20	1,000,000	1,015,941
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49(l)	1,000,000	970,000
Deutsche Bank AG/London
5.375%, 10/12/12	2,349,000	2,492,364
2.375%, 1/11/13	4,746,000	4,822,895
4.875%, 5/20/13	916,000	973,914
3.450%, 3/30/15	1,346,000	1,376,172
3.250%, 1/11/16	2,500,000	2,509,695
6.000%, 9/1/17	1,346,000	1,492,208
Franklin Resources, Inc.
3.125%, 5/20/15	1,100,000	1,125,917
Goldman Sachs Capital II
5.793%, 6/1/43(l)	535,000	461,438
Goldman Sachs Group, Inc.
3.250%, 6/15/12	5,404,000	5,582,829
3.625%, 8/1/12	3,587,000	3,699,130
5.450%, 11/1/12	3,093,000	3,287,367
4.750%, 7/15/13	2,000,000	2,119,364
5.250%, 10/15/13	1,921,000	2,062,852
5.150%, 1/15/14	346,000	371,352
6.000%, 5/1/14	4,000,000	4,392,364
5.125%, 1/15/15	1,938,000	2,070,908
3.700%, 8/1/15	5,000,000	5,036,895
5.350%, 1/15/16	1,941,000	2,071,589
5.625%, 1/15/17	800,000	843,048
6.250%, 9/1/17	1,500,000	1,642,389
5.950%, 1/18/18	6,451,000	6,927,103
6.150%, 4/1/18	1,954,000	2,118,482
7.500%, 2/15/19	2,999,000	3,483,590
5.375%, 3/15/20	3,000,000	3,046,005
6.000%, 6/15/20	1,116,000	1,179,752
Jefferies Group, Inc.
8.500%, 7/15/19	1,446,000	1,705,845
Lazard Group LLC
7.125%, 5/15/15	400,000	439,436
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	1,000,000	1,062,718
5.450%, 2/5/13	5,386,000	5,709,462
6.150%, 4/25/13	2,376,000	2,559,472
5.300%, 9/30/15	1,000,000	1,073,877
6.050%, 5/16/16	2,503,000	2,645,393
5.700%, 5/2/17	2,000,000	2,075,566
6.400%, 8/28/17	1,741,000	1,897,826
6.875%, 4/25/18	3,124,000	3,469,802
6.875%, 11/15/18	130,000	145,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
6.600%, 4/1/12	$1,000,000	$1,057,341
1.950%, 6/20/12	4,193,000	4,269,711
5.750%, 8/31/12	346,000	367,021
5.250%, 11/2/12	1,820,000	1,926,577
5.300%, 3/1/13	416,000	442,153
4.750%, 4/1/14	2,193,000	2,285,141
6.000%, 5/13/14	1,500,000	1,631,775
4.100%, 1/26/15	10,000,000	10,267,180
6.000%, 4/28/15	2,500,000	2,722,765
4.000%, 7/24/15	1,500,000	1,524,420
5.375%, 10/15/15	2,246,000	2,385,964
5.750%, 10/18/16	1,000,000	1,070,675
5.450%, 1/9/17	416,000	438,548
5.550%, 4/27/17	6,750,000	7,099,960
5.950%, 12/28/17	1,916,000	2,058,048
6.625%, 4/1/18	2,473,000	2,718,114
7.300%, 5/13/19	1,500,000	1,687,139
5.625%, 9/23/19	2,039,000	2,082,502
5.500%, 7/24/20	1,522,000	1,520,930
5.750%, 1/25/21	5,000,000	5,046,480
Nomura Holdings, Inc.
5.000%, 3/4/15	777,000	804,552
4.125%, 1/19/16	3,000,000	2,968,257
6.700%, 3/4/20	653,000	695,566
Northern Trust Corp.
4.625%, 5/1/14	175,000	188,979
3.450%, 11/4/20	700,000	664,233
Raymond James Financial, Inc.
8.600%, 8/15/19	339,000	405,274
TD Ameritrade Holding Corp.
4.150%, 12/1/14	680,000	707,888

		174,862,867

Commercial Banks (4.7%)
Ally Financial, Inc.
1.750%, 10/30/12	1,416,000	1,439,700
2.200%, 12/19/12	4,193,000	4,295,460
American Express Bank FSB
5.500%, 4/16/13	1,000,000	1,072,539
American Express Centurion Bank
6.000%, 9/13/17	1,000,000	1,114,016
Bank of Montreal
2.125%, 6/28/13	400,000	407,007
Bank of Nova Scotia
2.250%, 1/22/13	876,000	894,424
2.375%, 12/17/13	650,000	663,166
3.400%, 1/22/15	1,193,000	1,234,222
2.050%, 10/7/15	3,000,000	2,926,398
2.900%, 3/29/16	1,000,000	994,895
4.375%, 1/13/21	1,000,000	996,087
Barclays Bank plc
5.450%, 9/12/12	916,000	971,609
2.500%, 1/23/13	1,500,000	1,526,261
2.375%, 1/13/14	2,500,000	2,514,152
5.200%, 7/10/14	1,000,000	1,080,787
3.900%, 4/7/15	2,500,000	2,586,087
5.000%, 9/22/16	1,693,000	1,794,886
6.750%, 5/22/19	1,150,000	1,298,822
5.125%, 1/8/20	3,500,000	3,560,571
5.140%, 10/14/20	750,000	709,738
BB&T Corp.
4.750%, 10/1/12	500,000	524,263
3.375%, 9/25/13	1,408,000	1,465,391
5.200%, 12/23/15	35,000	37,591
3.200%, 3/15/16	$1,000,000	$993,155
3.950%, 4/29/16	1,954,000	2,016,131
4.900%, 6/30/17	693,000	733,840
5.250%, 11/1/19	460,000	470,589
BNP Paribas
3.250%, 3/11/15	5,000,000	5,049,120
5.000%, 1/15/21	2,000,000	2,018,696
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	1,100,000	1,114,611
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	2,258,000	2,249,654
2.350%, 12/11/15	500,000	485,014
Charter One Bank N.A.
6.375%, 5/15/12	1,000,000	1,037,355
China Development Bank Corp.
5.000%, 10/15/15	500,000	540,256
Citibank N.A.
1.875%, 5/7/12	1,000,000	1,015,459
1.875%, 6/4/12	5,000,000	5,082,865
1.750%, 12/28/12	1,500,000	1,526,433
Comerica, Inc.
3.000%, 9/16/15	1,000,000	994,974
Compass Bank
6.400%, 10/1/17	300,000	315,600
5.500%, 4/1/20	1,226,000	1,204,668
Credit Suisse AG/New York
3.450%, 7/2/12	827,000	852,100
5.000%, 5/15/13	3,386,000	3,614,877
2.200%, 1/14/14	5,400,000	5,420,612
5.500%, 5/1/14	1,096,000	1,201,333
3.500%, 3/23/15	3,000,000	3,063,600
6.000%, 2/15/18	1,236,000	1,312,756
5.300%, 8/13/19	1,346,000	1,414,877
5.400%, 1/14/20	2,673,000	2,699,666
4.375%, 8/5/20	2,000,000	1,953,522
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	532,303
Discover Bank
8.700%, 11/18/19	1,500,000	1,797,095
Fifth Third Bancorp
6.250%, 5/1/13	346,000	375,311
3.625%, 1/25/16	3,000,000	2,997,357
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)	400,000	389,500
First Horizon National Corp.
5.375%, 12/15/15	1,000,000	1,044,774
Glitnir Banki hf
0.000%, 10/15/08(b)(h)§	4,650,000	1,418,250
HSBC Bank USA/New York
4.625%, 4/1/14	1,416,000	1,505,476
6.000%, 8/9/17	500,000	547,575
4.875%, 8/24/20	1,500,000	1,468,419
HSBC Holdings plc
5.250%, 12/12/12	540,000	571,231
HSBC USA, Inc.
5.000%, 9/27/20	500,000	490,945
Huntington BancShares, Inc.
7.000%, 12/15/20	80,000	88,321
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	600,000	636,220
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	2,850,000	3,117,239
KeyBank N.A.
3.200%, 6/15/12	500,000	516,371
5.800%, 7/1/14	1,800,000	1,965,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
KeyCorp
6.500%, 5/14/13	$1,093,000	$1,191,304
3.750%, 8/13/15	500,000	505,225
5.100%, 3/24/21	1,000,000	993,827
Kreditanstalt fuer Wiederaufbau
1.250%, 6/15/12	10,000,000	10,074,240
1.875%, 1/14/13	1,500,000	1,527,155
3.250%, 3/15/13	2,801,000	2,925,644
1.375%, 7/15/13	5,000,000	5,035,895
4.000%, 10/15/13	2,262,000	2,413,323
1.375%, 1/13/14	8,000,000	8,002,992
3.500%, 3/10/14	4,886,000	5,169,295
4.125%, 10/15/14	4,708,000	5,116,546
2.750%, 10/21/14	1,000,000	1,033,136
2.625%, 3/3/15	1,000,000	1,026,013
2.625%, 2/16/16	5,000,000	5,041,875
5.125%, 3/14/16	3,000,000	3,360,783
4.875%, 1/17/17	2,965,000	3,284,428
4.375%, 3/15/18	3,000,000	3,223,506
4.500%, 7/16/18	2,109,000	2,279,882
4.875%, 6/17/19	1,500,000	1,658,118
4.000%, 1/27/20	8,039,000	8,301,715
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	111,012
Landwirtschaftliche Rentenbank
5.250%, 7/2/12	1,000,000	1,056,849
1.875%, 9/24/12	500,000	508,241
3.250%, 3/15/13	642,000	670,062
4.125%, 7/15/13	916,000	976,838
3.125%, 7/15/15	5,000,000	5,179,235
2.500%, 2/15/16	2,000,000	1,996,240
5.125%, 2/1/17	1,635,000	1,832,163
Lloyds TSB Bank plc
4.875%, 1/21/16	2,000,000	2,062,248
6.375%, 1/21/21	2,000,000	2,084,192
M&I Marshall & Ilsley Bank
5.250%, 9/4/12	500,000	521,981
5.000%, 1/17/17	908,000	938,919
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	564,508
Mellon Capital IV
6.244%, 6/29/49(l)	250,000	229,375
Mellon Funding Corp.
5.000%, 12/1/14	500,000	544,176
5.500%, 11/15/18	1,000,000	1,096,968
National City Corp.
4.900%, 1/15/15	520,000	558,998
North Fork Bancorp, Inc.
5.875%, 8/15/12	500,000	523,282
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	554,000	586,740
1.750%, 3/11/13	500,000	507,113
1.375%, 1/21/14	5,000,000	4,989,600
4.875%, 2/16/16	1,943,000	2,143,586
5.000%, 4/25/17	346,000	382,821
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,050,217
PNC Funding Corp.
2.300%, 6/22/12	2,000,000	2,043,334
5.400%, 6/10/14	200,000	218,874
3.625%, 2/8/15	1,700,000	1,757,540
4.250%, 9/21/15	1,000,000	1,051,616
5.625%, 2/1/17	2,265,000	2,456,843
6.700%, 6/10/19	500,000	581,610
5.125%, 2/8/20	269,000	283,142
4.375%, 8/11/20	$1,839,000	$1,830,723
Rabobank Nederland N.V.
2.125%, 10/13/15	2,500,000	2,412,190
4.500%, 1/11/21	1,500,000	1,510,372
Royal Bank of Canada
2.100%, 7/29/13	2,439,000	2,488,143
2.625%, 12/15/15	1,000,000	996,649
Royal Bank of Scotland Group plc
5.000%, 10/1/14	666,000	667,875
5.050%, 1/8/15	1,500,000	1,500,339
4.875%, 3/16/15	2,700,000	2,806,310
6.400%, 10/21/19	1,010,000	1,039,790
Royal Bank of Scotland plc
3.250%, 1/11/14	1,000,000	1,012,112
3.950%, 9/21/15	1,500,000	1,501,136
4.375%, 3/16/16	1,500,000	1,509,519
6.125%, 1/11/21	2,500,000	2,570,177
SouthTrust Corp.
5.800%, 6/15/14	1,028,000	1,110,169
Sovereign Bank
8.750%, 5/30/18	500,000	564,875
Sumitomo Mitsui Bank Corp.
8.000%, 6/15/12	500,000	535,603
SunTrust Banks, Inc.
3.600%, 4/15/16	1,500,000	1,491,054
6.000%, 9/11/17	500,000	550,438
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	32,829
7.250%, 3/15/18	846,000	961,589
SVB Financial Group
5.375%, 9/15/20	160,000	157,381
U.S. Bancorp
1.800%, 5/15/12	1,800,000	1,826,752
2.125%, 2/15/13	200,000	203,150
1.375%, 9/13/13	2,500,000	2,495,377
4.200%, 5/15/14	523,000	556,763
3.150%, 3/4/15	500,000	511,541
2.450%, 7/27/15	1,000,000	988,665
3.442%, 2/1/16	1,000,000	996,973
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,632,360
3.778%, 4/29/20(l)	1,000,000	1,018,378
UBS AG/Connecticut
2.250%, 1/28/14	300,000	300,563
3.875%, 1/15/15	4,500,000	4,612,118
5.875%, 7/15/16	600,000	642,997
5.875%, 12/20/17	1,943,000	2,121,672
5.750%, 4/25/18	1,416,000	1,525,450
4.875%, 8/4/20	4,000,000	4,033,160
UFJ Finance Aruba AEC
6.750%, 7/15/13	523,000	575,992
Union Bank NA
2.125%, 12/16/13	1,500,000	1,510,881
Wachovia Bank N.A.
4.875%, 2/1/15	1,600,000	1,703,723
Wachovia Corp.
5.500%, 5/1/13	928,000	1,000,083
5.700%, 8/1/13	976,000	1,060,857
5.250%, 8/1/14	2,748,000	2,938,906
5.625%, 10/15/16	1,447,000	1,563,709
5.750%, 6/15/17	110,000	121,864
5.750%, 2/1/18	5,346,000	5,889,400
Wells Fargo & Co.
2.125%, 6/15/12	1,500,000	1,528,659
5.250%, 10/23/12	5,940,000	6,296,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 1/31/13	$1,346,000	$1,417,747
4.950%, 10/16/13	500,000	534,035
3.750%, 10/1/14	2,154,000	2,256,968
5.000%, 11/15/14	500,000	534,392
3.625%, 4/15/15	5,000,000	5,153,765
5.125%, 9/15/16	55,000	58,637
5.625%, 12/11/17	2,560,000	2,796,078
Wells Fargo Bank N.A.
5.750%, 5/16/16	2,000,000	2,195,626
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	2,346,000	2,416,380
Wells Fargo Capital XV
9.750%, 9/29/49(l)	1,500,000	1,646,250
Westpac Banking Corp.
2.250%, 11/19/12	573,000	582,866
2.100%, 8/2/13	1,500,000	1,514,120
4.200%, 2/27/15	700,000	732,451
3.000%, 8/4/15	4,500,000	4,488,831
4.875%, 11/19/19	2,173,000	2,239,370
Zions Bancorp
7.750%, 9/23/14	500,000	543,008

		317,641,586

Consumer Finance (0.8%)
American Express Co.
7.250%, 5/20/14	1,334,000	1,517,344
5.500%, 9/12/16	30,000	32,704
6.150%, 8/28/17	554,000	619,952
7.000%, 3/19/18	4,167,000	4,870,077
8.125%, 5/20/19	1,062,000	1,325,029
American Express Credit Corp.
5.875%, 5/2/13	1,708,000	1,844,134
7.300%, 8/20/13	3,866,000	4,322,822
5.125%, 8/25/14	500,000	539,349
2.750%, 9/15/15	3,000,000	2,945,796
Capital One Bank USA N.A.
8.800%, 7/15/19	1,500,000	1,886,041
Capital One Financial Corp.
7.375%, 5/23/14	1,596,000	1,831,877
5.500%, 6/1/15	500,000	544,892
6.150%, 9/1/16	569,000	623,090
6.750%, 9/15/17	1,346,000	1,548,203
Discover Financial Services
6.450%, 6/12/17	498,000	536,838
FIA Card Services N.A.
6.625%, 6/15/12	250,000	262,785
HSBC Finance Corp.
7.000%, 5/15/12	957,000	1,017,844
6.375%, 11/27/12	3,369,000	3,625,573
4.750%, 7/15/13	2,036,000	2,171,561
5.000%, 6/30/15	901,000	965,473
5.500%, 1/19/16	2,000,000	2,196,954
6.676%, 1/15/21§	3,387,000	3,515,655
MBNA Corp.
5.000%, 6/15/15	100,000	104,803
ORIX Corp.
4.710%, 4/27/15	1,851,000	1,879,576
PACCAR Financial Corp.
1.950%, 12/17/12	469,000	476,115
2.050%, 6/17/13	1,000,000	1,010,852
SLM Corp.
5.125%, 8/27/12	500,000	516,018
5.000%, 10/1/13	693,000	717,318
5.375%, 5/15/14	1,473,000	1,527,483
6.250%, 1/25/16	2,500,000	2,606,250
8.450%, 6/15/18	$1,069,000	$1,197,280
8.000%, 3/25/20	2,423,000	2,641,070
Toyota Motor Credit Corp.
1.375%, 8/12/13	423,000	421,417
3.200%, 6/17/15	500,000	508,304
2.800%, 1/11/16	1,800,000	1,792,678
4.500%, 6/17/20	300,000	304,484
4.250%, 1/11/21	1,300,000	1,294,864

		55,742,505

Diversified Financial Services (4.3%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,416,000	1,527,677
Alterra Finance LLC
6.250%, 9/30/20	500,000	504,771
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	446,000	452,393
Bank of America Corp.
2.100%, 4/30/12	3,843,000	3,913,427
3.125%, 6/15/12	9,686,000	9,987,409
2.375%, 6/22/12	500,000	511,532
5.375%, 9/11/12	2,006,000	2,112,250
4.875%, 1/15/13	3,500,000	3,680,016
4.750%, 8/15/13	599,000	629,759
7.375%, 5/15/14	3,015,000	3,404,912
5.125%, 11/15/14	1,000,000	1,064,308
4.500%, 4/1/15	3,000,000	3,115,227
3.700%, 9/1/15	1,500,000	1,502,404
5.250%, 12/1/15	2,000,000	2,097,816
3.625%, 3/17/16	1,500,000	1,478,877
6.500%, 8/1/16	1,285,000	1,422,012
5.625%, 10/14/16	1,986,000	2,119,120
6.000%, 9/1/17	7,060,000	7,566,894
5.750%, 12/1/17	1,500,000	1,580,416
5.650%, 5/1/18	2,139,000	2,235,430
7.625%, 6/1/19	3,019,000	3,496,603
5.625%, 7/1/20	6,000,000	6,160,056
Bank of America N.A.
5.300%, 3/15/17	1,300,000	1,334,666
Block Financial LLC
7.875%, 1/15/13	1,000,000	1,076,871
Boeing Capital Corp.
5.800%, 1/15/13	200,000	216,581
BP Capital Markets plc
5.250%, 11/7/13	1,096,000	1,185,283
3.625%, 5/8/14	639,000	663,671
3.875%, 3/10/15	6,043,000	6,274,864
3.200%, 3/11/16	1,000,000	995,586
4.750%, 3/10/19	1,121,000	1,166,504
4.500%, 10/1/20	1,125,000	1,116,402
4.742%, 3/11/21	1,000,000	1,001,865
Caterpillar Financial Services Corp.
1.900%, 12/17/12	45,000	45,709
4.250%, 2/8/13	949,000	1,003,172
2.000%, 4/5/13	269,000	273,754
4.900%, 8/15/13	208,000	224,314
1.550%, 12/20/13	2,700,000	2,706,140
6.125%, 2/17/14	896,000	1,009,238
2.750%, 6/24/15	2,700,000	2,748,284
7.150%, 2/15/19	2,020,000	2,472,530
Citigroup Funding, Inc.
2.125%, 7/12/12	500,000	510,426
1.875%, 10/22/12	2,846,000	2,899,838
1.875%, 11/15/12	1,000,000	1,018,956
2.250%, 12/10/12	6,400,000	6,561,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup, Inc.
2.125%, 4/30/12	$5,386,000	$5,487,887
5.625%, 8/27/12	500,000	525,604
5.300%, 10/17/12	1,193,000	1,258,885
5.500%, 4/11/13	9,188,000	9,831,316
6.500%, 8/19/13	2,686,000	2,936,752
6.000%, 12/13/13	1,000,000	1,087,326
6.375%, 8/12/14	2,000,000	2,210,876
5.000%, 9/15/14	4,293,000	4,482,763
5.500%, 10/15/14	1,831,000	1,974,917
4.587%, 12/15/15	9,000,000	9,306,441
5.850%, 8/2/16	416,000	450,759
5.500%, 2/15/17	2,000,000	2,077,658
6.125%, 11/21/17	1,705,000	1,857,863
6.125%, 5/15/18	2,113,000	2,304,672
8.500%, 5/22/19	3,494,000	4,311,163
5.375%, 8/9/20	3,000,000	3,088,359
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,106,631
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	416,000	469,833
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	322,306
5.125%, 8/15/15	932,000	1,011,120
Credit Suisse USA, Inc.
5.850%, 8/16/16	1,193,000	1,336,961
General Electric Capital Corp.
2.200%, 6/8/12	6,693,000	6,830,943
6.000%, 6/15/12	6,693,000	7,087,452
2.000%, 9/28/12	1,000,000	1,020,584
5.250%, 10/19/12	2,401,000	2,546,253
2.125%, 12/21/12	4,500,000	4,606,308
2.625%, 12/28/12	3,386,000	3,494,741
5.450%, 1/15/13	3,110,000	3,325,697
4.800%, 5/1/13	6,726,000	7,146,449
5.900%, 5/13/14	3,520,000	3,885,130
3.750%, 11/14/14	6,000,000	6,251,346
4.375%, 9/21/15	1,393,000	1,470,358
5.400%, 2/15/17	6,034,000	6,541,194
5.625%, 9/15/17	50,000	54,256
5.625%, 5/1/18	4,470,000	4,832,602
6.000%, 8/7/19	3,000,000	3,275,298
4.625%, 1/7/21	1,000,000	984,822
5.300%, 2/11/21	2,340,000	2,376,665
Genworth Global Funding Trusts
5.750%, 5/15/13	500,000	529,074
IBM International Group Capital LLC
5.050%, 10/22/12	500,000	531,936
John Deere Capital Corp.
2.875%, 6/19/12	1,770,000	1,821,286
5.250%, 10/1/12	1,096,000	1,164,927
4.500%, 4/3/13	500,000	531,659
1.875%, 6/17/13	2,500,000	2,531,978
5.500%, 4/13/17	208,000	231,933
2.800%, 9/18/17	1,000,000	977,428
5.750%, 9/10/18	608,000	685,881
JPMorgan Chase & Co.
2.200%, 6/15/12	1,000,000	1,022,415
2.125%, 6/22/12	5,139,000	5,240,742
5.375%, 10/1/12	5,000,000	5,309,920
2.125%, 12/26/12	3,000,000	3,073,665
5.750%, 1/2/13	100,000	106,907
4.750%, 5/1/13	1,416,000	1,504,222
4.650%, 6/1/14	1,173,000	1,253,761
5.125%, 9/15/14	4,693,000	5,037,091
3.700%, 1/20/15	$6,831,000	$7,027,145
5.250%, 5/1/15	170,000	182,056
3.450%, 3/1/16	5,000,000	4,982,145
6.000%, 1/15/18	2,669,000	2,926,516
6.300%, 4/23/19	8,096,000	8,961,357
4.950%, 3/25/20	500,000	508,326
4.400%, 7/22/20	2,430,000	2,348,238
K2 Corp.
0.000%, 2/15/10(b)(h)†	8,500,000	—
0.000%, 2/15/11(b)(h)†	5,000,000	—
Links Finance LLC
0.000%, 9/15/08(b)(h)†	7,100,000	—
Moody’s Corp.
5.500%, 9/1/20	500,000	507,156
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,693,000	1,695,502
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	373,000	370,386
5.250%, 1/16/18	120,000	119,963
5.550%, 1/15/20	769,000	753,055
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14	1,500,000	1,619,779
3.050%, 3/1/16	2,000,000	2,011,678
5.450%, 2/1/18	69,000	75,591
10.375%, 11/1/18	1,000,000	1,365,375
Private Export Funding Corp.
5.685%, 5/15/12	300,000	317,645
4.550%, 5/15/15	400,000	439,549
4.950%, 11/15/15	269,000	298,979
RenRe North America Holdings, Inc.
5.750%, 3/15/20	100,000	101,012
Teco Finance, Inc.
4.000%, 3/15/16	562,000	572,575
5.150%, 3/15/20	822,000	851,529
Unilever Capital Corp.
3.650%, 2/15/14	500,000	526,950
2.750%, 2/10/16	350,000	351,401
4.800%, 2/15/19	1,096,000	1,173,369
4.250%, 2/10/21	350,000	354,940

		292,236,635

Insurance (1.2%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	555,012
5.600%, 5/15/15	250,000	273,968
2.600%, 11/23/15	1,000,000	971,854
5.900%, 6/15/19	1,135,000	1,258,192
Aegon N.V.
4.625%, 12/1/15	600,000	622,951
Aflac, Inc.
3.450%, 8/15/15	450,000	451,912
8.500%, 5/15/19	404,000	488,384
Alleghany Corp.
5.625%, 9/15/20	200,000	202,651
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	640,000	713,818
5.500%, 11/15/20	500,000	491,773
Allstate Corp.
6.200%, 5/16/14	1,648,000	1,847,239
7.450%, 5/16/19	1,373,000	1,630,900
American Financial Group, Inc./Ohio
9.875%, 6/15/19	69,000	84,350
American International Group, Inc.
4.250%, 5/15/13	500,000	516,568
3.650%, 1/15/14	2,000,000	2,034,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.050%, 10/1/15	$554,000	$571,229
5.450%, 5/18/17	1,075,000	1,103,529
5.850%, 1/16/18	916,000	954,139
8.250%, 8/15/18	3,124,000	3,653,640
6.400%, 12/15/20	3,000,000	3,201,882
AON Corp.
5.000%, 9/30/20	1,000,000	1,010,889
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	498,193
Assurant, Inc.
5.625%, 2/15/14	843,000	891,655
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	502,982
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	1,173,000	1,214,406
5.000%, 8/15/13	1,943,000	2,102,464
1.500%, 1/10/14	300,000	299,207
4.850%, 1/15/15	1,030,000	1,123,740
5.400%, 5/15/18	693,000	763,002
4.250%, 1/15/21	925,000	924,660
Berkshire Hathaway, Inc.
2.125%, 2/11/13	4,200,000	4,289,271
3.200%, 2/11/15	2,000,000	2,058,724
Chubb Corp.
5.750%, 5/15/18	666,000	739,349
6.375%, 3/29/67(l)	500,000	526,250
CNA Financial Corp.
6.500%, 8/15/16	500,000	545,679
7.350%, 11/15/19	571,000	644,879
5.875%, 8/15/20	608,000	627,766
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	82,355
Genworth Financial, Inc.
8.625%, 12/15/16	1,500,000	1,647,102
6.515%, 5/22/18	311,000	307,672
7.700%, 6/15/20	200,000	204,947
7.200%, 2/15/21	200,000	198,628
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,564,000	1,587,735
6.300%, 3/15/18	500,000	536,718
5.500%, 3/30/20	706,000	718,009
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	216,037
Lincoln National Corp.
4.300%, 6/15/15	200,000	207,505
8.750%, 7/1/19	927,000	1,173,823
6.250%, 2/15/20	385,000	424,403
6.050%, 4/20/67(l)	1,000,000	935,000
Markel Corp.
7.125%, 9/30/19	221,000	246,614
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	706,000	763,628
5.750%, 9/15/15	150,000	162,940
9.250%, 4/15/19	500,000	637,183
MetLife, Inc.
2.375%, 2/6/14	1,700,000	1,702,300
5.500%, 6/15/14	500,000	546,017
5.000%, 6/15/15	416,000	447,936
6.750%, 6/1/16	2,500,000	2,889,860
7.717%, 2/15/19	342,000	415,727
4.750%, 2/8/21	1,947,000	1,951,439
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	304,000	304,322
Principal Financial Group, Inc.
7.875%, 5/15/14	1,109,000	1,281,282
8.875%, 5/15/19	$600,000	$762,624
Principal Life Income Funding Trusts
5.300%, 4/24/13	1,708,000	1,837,738
Protective Life Corp.
7.375%, 10/15/19	400,000	445,067
Prudential Financial, Inc.
2.750%, 1/14/13	1,869,000	1,905,571
5.150%, 1/15/13	511,000	540,198
4.500%, 7/15/13	932,000	979,005
5.100%, 9/20/14	263,000	282,667
3.875%, 1/14/15	229,000	236,788
6.200%, 1/15/15	300,000	331,099
4.750%, 6/13/15	1,000,000	1,060,183
6.000%, 12/1/17	1,070,000	1,177,321
7.375%, 6/15/19	531,000	623,456
5.375%, 6/21/20	1,100,000	1,145,428
8.875%, 6/15/38(l)	303,000	357,540
Reinsurance Group of America, Inc.
6.450%, 11/15/19	269,000	289,857
Torchmark Corp.
9.250%, 6/15/19	175,000	216,364
Travelers Cos., Inc.
5.500%, 12/1/15	1,040,000	1,152,912
5.800%, 5/15/18	1,000,000	1,099,732
5.900%, 6/2/19	1,000,000	1,106,028
Unitrin, Inc.
6.000%, 11/30/15	500,000	522,873
Unum Group
7.125%, 9/30/16	100,000	112,733
5.625%, 9/15/20	600,000	609,686
Willis Group Holdings plc
4.125%, 3/15/16	250,000	248,713
5.750%, 3/15/21	500,000	496,101
Willis North America, Inc.
5.625%, 7/15/15	470,000	500,240
6.200%, 3/28/17	1,000,000	1,065,742
7.000%, 9/29/19	100,000	108,297
XL Group plc
5.250%, 9/15/14	866,000	912,311

		80,106,843

Real Estate Investment Trusts (REITs) (0.6%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	439,000	488,108
6.100%, 3/15/20	139,000	155,391
BioMed Realty LP
3.850%, 4/15/16	500,000	494,618
6.125%, 4/15/20	250,000	264,243
Boston Properties LP
5.875%, 10/15/19	200,000	217,168
5.625%, 11/15/20	1,750,000	1,874,411
Brandywine Operating Partnership LP
7.500%, 5/15/15	250,000	282,450
4.950%, 4/15/18	250,000	247,140
CommonWealth REIT
6.650%, 1/15/18	381,000	416,026
Digital Realty Trust LP
4.500%, 7/15/15	339,000	348,188
5.875%, 2/1/20	1,000,000	1,043,732
5.250%, 3/15/21	500,000	491,938
Duke Realty LP
6.500%, 1/15/18	500,000	550,897
6.750%, 3/15/20	1,565,000	1,744,443
Entertainment Properties Trust
7.750%, 7/15/20§	269,000	290,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Equity One, Inc.
6.250%, 12/15/14	$200,000	$214,566
ERP Operating LP
5.250%, 9/15/14	1,119,000	1,217,354
5.125%, 3/15/16	1,416,000	1,520,583
4.750%, 7/15/20	250,000	253,124
HCP, Inc.
5.650%, 12/15/13	310,000	335,768
2.700%, 2/1/14	1,300,000	1,303,893
3.750%, 2/1/16	170,000	170,859
6.000%, 1/30/17	861,000	929,616
5.375%, 2/1/21	1,690,000	1,706,701
Health Care REIT, Inc.
3.625%, 3/15/16	1,000,000	990,568
6.200%, 6/1/16	527,000	576,971
6.125%, 4/15/20	285,000	301,437
4.950%, 1/15/21	1,000,000	962,299
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	248,000	261,851
6.500%, 1/17/17	469,000	516,891
Hospitality Properties Trust
7.875%, 8/15/14	1,323,000	1,477,878
6.300%, 6/15/16	500,000	546,895
5.625%, 3/15/17	250,000	259,338
Kilroy Realty LP
5.000%, 11/3/15	200,000	199,588
Kimco Realty Corp.
6.875%, 10/1/19	339,000	395,542
Liberty Property LP
6.625%, 10/1/17	500,000	563,925
4.750%, 10/1/20	239,000	236,119
Mack-Cali Realty LP
7.750%, 8/15/19	639,000	769,960
ProLogis
7.625%, 8/15/14	421,000	481,690
6.250%, 3/15/17	252,000	273,046
6.625%, 5/15/18	900,000	974,853
6.875%, 3/15/20	518,000	566,811
Realty Income Corp.
5.750%, 1/15/21	250,000	263,161
Senior Housing Properties Trust
4.300%, 1/15/16	150,000	148,899
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,969,250
5.100%, 6/15/15	464,000	505,939
5.750%, 12/1/15	385,000	428,190
5.250%, 12/1/16	208,000	226,160
10.350%, 4/1/19	1,000,000	1,378,357
5.650%, 2/1/20	1,573,000	1,693,917
4.375%, 3/1/21	1,095,000	1,071,271
Tanger Properties LP
6.125%, 6/1/20	500,000	538,976
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	200,000	194,028
Vornado Realty LP
4.250%, 4/1/15	500,000	511,973
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,013,980

		36,861,500

Real Estate Management & Development (0.0%)
AMB Property LP
6.625%, 12/1/19	1,000,000	1,104,311
Regency Centers LP
5.250%, 8/1/15	$500,000	$533,404

		1,637,715

Thrifts & Mortgage Finance (0.1%)
Countrywide Financial Corp.
5.800%, 6/7/12	1,600,000	1,682,976
6.250%, 5/15/16	524,000	559,416
U.S. Central Federal Credit Union
1.900%, 10/19/12	1,000,000	1,018,957
Western Corporate Federal Credit Union
1.750%, 11/2/12	608,000	617,881

		3,879,230

Total Financials		962,968,881

Health Care (1.7%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	208,000	227,601
5.850%, 6/1/17	1,480,000	1,684,227
6.150%, 6/1/18	200,000	229,594
5.700%, 2/1/19	958,000	1,070,781
4.500%, 3/15/20	135,000	137,991
3.450%, 10/1/20	1,000,000	941,047
Biogen Idec, Inc.
6.000%, 3/1/13	200,000	213,728
6.875%, 3/1/18	100,000	113,283
Celgene Corp.
3.950%, 10/15/20	1,000,000	943,650
Genentech, Inc.
4.750%, 7/15/15	1,000,000	1,087,742
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,246,608

		7,896,252

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
1.800%, 3/15/13	1,528,000	1,547,421
4.625%, 3/15/15	208,000	226,308
5.900%, 9/1/16	936,000	1,078,295
4.250%, 3/15/20	369,000	374,484
Beckman Coulter, Inc.
6.000%, 6/1/15	450,000	491,496
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,211,994
C.R. Bard, Inc.
2.875%, 1/15/16	250,000	250,316
4.400%, 1/15/21	190,000	192,703
CareFusion Corp.
5.125%, 8/1/14	200,000	214,982
6.375%, 8/1/19	500,000	558,920
Covidien International Finance S.A.
1.875%, 6/15/13	539,000	544,218
2.800%, 6/15/15	200,000	200,381
6.000%, 10/15/17	1,166,000	1,328,876
4.200%, 6/15/20	700,000	694,483
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,028,963
2.625%, 3/15/16	1,500,000	1,485,207
4.450%, 3/15/20	1,500,000	1,536,689
4.125%, 3/15/21	500,000	494,164
St. Jude Medical, Inc.
3.750%, 7/15/14	500,000	525,277
4.875%, 7/15/19	500,000	524,789
Stryker Corp.
3.000%, 1/15/15	269,000	275,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 1/15/20	$269,000	$276,391

		15,062,004

Health Care Providers & Services (0.4%)
Aetna, Inc.
6.000%, 6/15/16	748,000	842,408
6.500%, 9/15/18	500,000	575,287
Cardinal Health, Inc.
4.625%, 12/15/20	1,700,000	1,690,839
CIGNA Corp.
5.375%, 3/15/17	25,000	27,054
5.125%, 6/15/20	1,052,000	1,096,588
4.500%, 3/15/21	250,000	246,110
Coventry Health Care, Inc.
6.300%, 8/15/14	286,000	303,771
5.950%, 3/15/17	336,000	348,499
Express Scripts, Inc.
5.250%, 6/15/12	800,000	838,215
6.250%, 6/15/14	968,000	1,075,401
7.250%, 6/15/19	160,000	191,074
Humana, Inc.
6.450%, 6/1/16	149,000	164,916
7.200%, 6/15/18	1,081,000	1,228,668
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,500,000	1,501,666
McKesson Corp.
6.500%, 2/15/14	846,000	948,561
5.700%, 3/1/17	500,000	553,754
4.750%, 3/1/21	1,000,000	1,014,164
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,500,000	1,484,490
7.125%, 3/15/18	819,000	955,137
Quest Diagnostics, Inc.
6.400%, 7/1/17	500,000	563,188
4.750%, 1/30/20	182,000	182,639
UnitedHealth Group, Inc.
6.000%, 2/15/18	1,580,000	1,757,339
4.700%, 2/15/21	1,000,000	1,010,971
WellPoint, Inc.
6.000%, 2/15/14	446,000	494,303
5.000%, 12/15/14	40,000	43,753
5.250%, 1/15/16	500,000	549,471
5.875%, 6/15/17	139,000	155,912
7.000%, 2/15/19	1,022,000	1,211,374
4.350%, 8/15/20	1,000,000	997,669

		22,053,221

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,500,000	1,631,392
5.000%, 7/15/20	1,255,000	1,282,959
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	996,882
6.000%, 3/1/20	1,000,000	1,077,068
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	1,000,000	1,010,879
3.200%, 3/1/16	1,500,000	1,525,160
4.500%, 3/1/21	1,000,000	1,018,870

		8,543,210

Pharmaceuticals (0.9%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	350,000	374,933
2.700%, 5/27/15	3,300,000	3,353,153
5.875%, 5/15/16	763,000	873,248
5.600%, 11/30/17	693,000	783,759
5.125%, 4/1/19	1,700,000	1,836,916
4.125%, 5/27/20	$1,400,000	$1,404,708
Allergan, Inc.
3.375%, 9/15/20	1,000,000	936,208
AstraZeneca plc
5.400%, 9/15/12	1,008,000	1,074,075
5.900%, 9/15/17	2,485,000	2,836,983
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	131,365
5.450%, 5/1/18	1,208,000	1,343,591
Eli Lilly and Co.
5.200%, 3/15/17	2,104,000	2,327,399
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	2,268,000	2,440,531
5.650%, 5/15/18	3,960,000	4,450,454
Hospira, Inc.
5.900%, 6/15/14	205,000	225,687
6.400%, 5/15/15	1,251,000	1,404,525
Johnson & Johnson
5.150%, 8/15/12	200,000	212,284
5.550%, 8/15/17	2,000,000	2,294,616
5.150%, 7/15/18	538,000	601,378
Merck & Co., Inc.
4.750%, 3/1/15	1,000,000	1,093,148
4.000%, 6/30/15	1,639,000	1,745,683
6.000%, 9/15/17	1,058,000	1,220,535
5.000%, 6/30/19	950,000	1,030,446
3.875%, 1/15/21	1,000,000	978,793
Novartis Capital Corp.
1.900%, 4/24/13	1,117,000	1,135,886
4.125%, 2/10/14	600,000	641,629
2.900%, 4/24/15	3,800,000	3,884,607
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,254,000	3,522,449
Pfizer, Inc.
4.500%, 2/15/14	596,000	643,962
5.350%, 3/15/15	1,846,000	2,060,177
6.200%, 3/15/19	3,421,000	3,942,199
Sanofi-Aventis S.A.
1.625%, 3/28/14	600,000	599,026
2.625%, 3/29/16	1,300,000	1,288,825
4.000%, 3/29/21	1,700,000	1,671,950
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	190,000	211,494
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	1,469,000	1,483,361
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	469,000	472,250
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	231,000	248,395
6.125%, 8/15/19	288,000	319,869
Wyeth
5.500%, 3/15/13	208,000	225,444
5.500%, 2/1/14	2,570,000	2,834,116
5.500%, 2/15/16	1,335,000	1,493,840
5.450%, 4/1/17	500,000	558,813

		62,212,710

Total Health Care		115,767,397

Industrials (1.7%)
Aerospace & Defense (0.4%)
Boeing Co.
1.875%, 11/20/12	3,000,000	3,050,142
5.125%, 2/15/13	35,000	37,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 3/15/14	$300,000	$327,783
3.500%, 2/15/15	685,000	718,262
6.000%, 3/15/19	846,000	973,406
4.875%, 2/15/20	886,000	946,732
Embraer Overseas Ltd.
6.375%, 1/15/20	1,000,000	1,075,000
General Dynamics Corp.
4.250%, 5/15/13	208,000	221,364
5.250%, 2/1/14	2,000,000	2,211,076
Goodrich Corp.
6.125%, 3/1/19	250,000	280,178
4.875%, 3/1/20	269,000	279,728
3.600%, 2/1/21	800,000	748,150
Honeywell International, Inc.
3.875%, 2/15/14	1,500,000	1,600,686
5.400%, 3/15/16	110,000	123,713
5.300%, 3/1/18	944,000	1,045,184
5.000%, 2/15/19	846,000	920,620
ITT Corp.
4.900%, 5/1/14	400,000	427,870
6.125%, 5/1/19	562,000	631,308
L-3 Communications Corp.
5.200%, 10/15/19	1,000,000	1,043,063
4.950%, 2/15/21	1,000,000	1,005,835
Lockheed Martin Corp.
4.121%, 3/14/13	464,000	490,801
4.250%, 11/15/19	1,243,000	1,253,549
Northrop Grumman Corp.
3.700%, 8/1/14	224,000	234,416
1.850%, 11/15/15	1,000,000	955,241
5.050%, 8/1/19	59,000	62,616
Raytheon Co.
1.625%, 10/15/15	500,000	477,407
6.400%, 12/15/18	208,000	242,754
4.400%, 2/15/20	769,000	779,558
3.125%, 10/15/20	1,000,000	916,293
Rockwell Collins, Inc.
5.250%, 7/15/19	135,000	142,880
Textron, Inc.
6.200%, 3/15/15	300,000	327,420
7.250%, 10/1/19	500,000	576,486
United Technologies Corp.
4.875%, 5/1/15	1,600,000	1,761,879
5.375%, 12/15/17	508,000	571,289
6.125%, 2/1/19	1,396,000	1,628,470
4.500%, 4/15/20	1,175,000	1,222,794

		29,311,523

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	250,000	283,884
8.000%, 1/15/19	682,000	845,664
United Parcel Service, Inc.
4.500%, 1/15/13	2,208,000	2,345,832
5.125%, 4/1/19	2,000,000	2,224,790
3.125%, 1/15/21	1,300,000	1,204,571

		6,904,741

Airlines (0.1%)
American Airlines, Inc.
Series 09-1A
10.375%, 7/2/19	979,525	1,173,961
Continental Airlines, Inc.
9.000%, 7/8/16	593,682	682,734
4.750%, 1/12/21	1,000,000	980,000
Delta Air Lines, Inc.
4.950%, 5/23/19	$1,100,000	$1,100,000
7.750%, 12/17/19	436,364	478,364
Southwest Airlines Co.
5.250%, 10/1/14	1,553,000	1,658,586
5.750%, 12/15/16	461,000	498,629

		6,572,274

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	2,728,000	2,940,582
8.125%, 7/15/18	269,000	316,599
Owens Corning, Inc.
6.500%, 12/1/16	519,000	565,088
9.000%, 6/15/19	500,000	590,930

		4,413,199

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
7.125%, 5/15/16	236,000	246,325
6.875%, 6/1/17	1,500,000	1,635,000
Avery Dennison Corp.
5.375%, 4/15/20	169,000	175,547
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	323,079
4.750%, 5/1/19	200,000	215,112
Cornell University
5.450%, 2/1/19	200,000	223,870
Dartmouth College
4.750%, 6/1/19	135,000	143,818
Duke University
5.150%, 4/1/19	500,000	549,385
Johns Hopkins University
5.250%, 7/1/19	656,000	722,223
Pitney Bowes, Inc.
3.875%, 6/15/13	500,000	518,992
4.875%, 8/15/14	500,000	524,184
4.750%, 1/15/16	69,000	71,652
5.750%, 9/15/17	640,000	687,495
6.250%, 3/15/19	1,700,000	1,847,516
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	758,000	786,054
8.600%, 8/15/16	423,000	483,398
11.250%, 2/1/19	402,000	505,827
7.625%, 6/15/20	200,000	210,416
Republic Services, Inc.
5.500%, 9/15/19	964,000	1,034,297
Science Applications International Corp.
6.250%, 7/1/12	500,000	530,545
Vanderbilt University
5.250%, 4/1/19	273,000	299,858
Waste Management, Inc.
6.375%, 11/15/12	500,000	541,999
5.000%, 3/15/14	69,000	74,441
6.100%, 3/15/18	346,000	385,950
7.375%, 3/11/19	700,000	842,792
4.750%, 6/30/20	200,000	203,127
4.600%, 3/1/21	500,000	499,582
Yale University
2.900%, 10/15/14	2,273,000	2,348,009

		16,630,493

Electrical Equipment (0.1%)
Emerson Electric Co.
4.125%, 4/15/15	1,319,000	1,401,154
4.875%, 10/15/19	1,520,000	1,619,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Roper Industries, Inc.
6.625%, 8/15/13	$300,000	$331,830
6.250%, 9/1/19	500,000	551,453

		3,904,243

Industrial Conglomerates (0.3%)
3M Co.
4.375%, 8/15/13	1,269,000	1,369,590
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	104,463
Cooper U.S., Inc.
5.250%, 11/15/12	69,000	73,399
2.375%, 1/15/16	500,000	490,759
3.875%, 12/15/20	500,000	485,201
GE Capital Trust I
6.375%, 11/15/67(l)	900,000	921,375
General Electric Co.
5.000%, 2/1/13	4,079,000	4,345,795
5.250%, 12/6/17	3,520,000	3,833,277
Harsco Corp.
2.700%, 10/15/15	719,000	707,231
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,269,000	1,523,032
6.875%, 8/15/18	846,000	982,205
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	1,500,000	1,681,237
Tyco Electronics Group S.A.
6.000%, 10/1/12	612,000	652,352
6.550%, 10/1/17	1,000,000	1,144,406
4.875%, 1/15/21	60,000	61,454
Tyco International Finance S.A.
6.000%, 11/15/13	639,000	707,401
4.125%, 10/15/14	104,000	110,428
3.375%, 10/15/15	269,000	276,330
3.750%, 1/15/18	1,650,000	1,651,792
8.500%, 1/15/19	508,000	655,364
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	250,000	298,629

		22,075,720

Machinery (0.1%)
Danaher Corp.
5.625%, 1/15/18	346,000	382,730
5.400%, 3/1/19	500,000	549,638
Deere & Co.
4.375%, 10/16/19	439,000	457,240
Dover Corp.
5.450%, 3/15/18	466,000	515,604
Eaton Corp.
6.950%, 3/20/19	1,500,000	1,812,221
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	578,131
Pall Corp.
5.000%, 6/15/20	200,000	203,527
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	559,990
Snap-On, Inc.
4.250%, 1/15/18	200,000	204,587

		5,263,668

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	230,000	225,460
Equifax, Inc.
4.450%, 12/1/14	269,000	284,183

		509,643

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.900%, 7/1/12	$948,000	$1,006,461
5.750%, 3/15/18	346,000	385,550
4.700%, 10/1/19	525,000	548,155
3.600%, 9/1/20	1,500,000	1,422,774
Canadian National Railway Co.
5.550%, 3/1/19	1,283,000	1,429,102
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	181,860
7.250%, 5/15/19	600,000	710,875
Con-way, Inc.
7.250%, 1/15/18	500,000	542,696
CSX Corp.
5.750%, 3/15/13	1,000,000	1,077,587
6.250%, 4/1/15	69,000	78,009
6.250%, 3/15/18	460,000	524,672
7.375%, 2/1/19	693,000	837,535
3.700%, 10/30/20	200,000	188,558
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	266,639
Norfolk Southern Corp.
7.700%, 5/15/17	1,129,000	1,384,491
5.750%, 4/1/18	346,000	387,885
5.900%, 6/15/19	1,145,000	1,299,253
Ryder System, Inc.
7.200%, 9/1/15	474,000	549,623
3.600%, 3/1/16	439,000	443,520
5.850%, 11/1/16	699,000	770,148
Union Pacific Corp.
5.125%, 2/15/14	500,000	545,850
6.125%, 2/15/20	2,346,000	2,692,671
4.000%, 2/1/21	170,000	167,010

		17,440,924

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 10/1/12	250,000	261,340
4.750%, 5/15/15	160,000	167,029
3.500%, 7/15/16	200,000	197,569

		625,938

Total Industrials		113,652,366

Information Technology (1.2%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.625%, 3/14/14	1,700,000	1,697,202
5.500%, 2/22/16	3,214,000	3,608,747
3.150%, 3/14/17	500,000	497,516
4.950%, 2/15/19	2,381,000	2,556,065
4.450%, 1/15/20	1,346,000	1,380,362
Harris Corp.
6.375%, 6/15/19	165,000	187,690
4.400%, 12/15/20	1,000,000	996,027
Motorola Solutions, Inc.
6.000%, 11/15/17	741,000	810,955
Nokia Oyj
5.375%, 5/15/19	846,000	864,066

		12,598,630

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	183,000	188,394
1.400%, 9/10/13	2,200,000	2,190,115
5.625%, 4/15/14	139,000	153,371
2.300%, 9/10/15	200,000	195,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 6/15/19	$769,000	$843,502
Hewlett-Packard Co.
4.500%, 3/1/13	416,000	443,114
1.250%, 9/13/13	5,300,000	5,284,487
4.750%, 6/2/14	1,693,000	1,840,899
2.125%, 9/13/15	300,000	294,183
5.500%, 3/1/18	2,500,000	2,775,725
Lexmark International, Inc.
5.900%, 6/1/13	300,000	319,904

		14,529,226

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	269,000	288,625
Arrow Electronics, Inc.
3.375%, 11/1/15	500,000	492,386
6.000%, 4/1/20	304,000	321,732
Avnet, Inc.
5.875%, 6/15/20	1,000,000	1,022,341
Corning, Inc.
6.625%, 5/15/19	74,000	85,344
4.250%, 8/15/20	180,000	178,346

		2,388,774

Internet Software & Services (0.0%)
eBay, Inc.
0.875%, 10/15/13	85,000	84,071
1.625%, 10/15/15	1,200,000	1,145,858
3.250%, 10/15/20	200,000	182,966

		1,412,895

IT Services (0.3%)
Computer Sciences Corp.
5.500%, 3/15/13	700,000	744,592
6.500%, 3/15/18	1,000,000	1,086,601
Fiserv, Inc.
6.125%, 11/20/12	500,000	536,833
3.125%, 10/1/15	1,000,000	995,229
6.800%, 11/20/17	500,000	557,155
HP Enterprise Services LLC
6.000%, 8/1/13	513,000	565,042
International Business Machines Corp.
4.750%, 11/29/12	208,000	221,047
2.100%, 5/6/13	1,700,000	1,734,605
1.000%, 8/5/13	4,455,000	4,428,471
5.700%, 9/14/17	5,539,000	6,269,290
SAIC, Inc.
4.450%, 12/1/20§	200,000	201,242
Western Union Co.
6.500%, 2/26/14	700,000	778,319
5.253%, 4/1/20	1,002,000	1,041,494

		19,159,920

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	920,000	962,421
5.650%, 5/15/13	500,000	538,555
8.250%, 5/15/14	184,000	215,104
4.250%, 2/15/15	1,673,000	1,761,083
6.750%, 2/1/17	1,224,000	1,405,348
6.350%, 5/15/18	803,000	907,932
5.625%, 12/15/19	539,000	579,224

		6,369,667

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	373,000	405,390
3.000%, 4/15/16	400,000	398,396
Broadcom Corp.
1.500%, 11/1/13§	$500,000	$495,572
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	296,673
Maxim Integrated Products, Inc.
3.450%, 6/14/13	269,000	278,359
National Semiconductor Corp.
3.950%, 4/15/15	1,000,000	1,018,644

		2,893,034

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	269,000	274,846
4.750%, 2/1/20	837,000	849,002
CA, Inc.
6.125%, 12/1/14	200,000	221,623
5.375%, 12/1/19	800,000	824,214
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,094,876
Microsoft Corp.
2.950%, 6/1/14	1,837,000	1,911,933
2.500%, 2/8/16	3,000,000	2,997,231
4.200%, 6/1/19	386,000	400,843
3.000%, 10/1/20	500,000	464,216
4.000%, 2/8/21	1,500,000	1,506,003
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,077,266
3.750%, 7/8/14	475,000	504,141
5.250%, 1/15/16	2,766,000	3,074,813
5.750%, 4/15/18	1,304,000	1,460,199
5.000%, 7/8/19	3,500,000	3,748,969
Symantec Corp.
2.750%, 9/15/15	100,000	97,258
4.200%, 9/15/20	1,100,000	1,035,158

		21,542,591

Total Information Technology		80,894,737

Materials (1.4%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	578,282
Air Products and Chemicals, Inc.
4.375%, 8/21/19	339,000	345,781
Airgas, Inc.
2.850%, 10/1/13	269,000	272,865
3.250%, 10/1/15	700,000	700,288
Albemarle Corp.
4.500%, 12/15/20	500,000	493,017
Cabot Corp.
5.000%, 10/1/16	339,000	355,602
Cytec Industries, Inc.
8.950%, 7/1/17	500,000	610,566
Dow Chemical Co.
4.850%, 8/15/12	1,000,000	1,047,569
6.000%, 10/1/12	427,000	456,871
7.600%, 5/15/14	747,000	863,251
5.900%, 2/15/15	500,000	554,180
2.500%, 2/15/16	2,310,000	2,223,548
8.550%, 5/15/19	2,205,000	2,787,217
4.250%, 11/15/20	2,690,000	2,569,039
E.I. du Pont de Nemours & Co.
5.000%, 1/15/13	100,000	106,864
5.000%, 7/15/13	1,208,000	1,303,529
3.250%, 1/15/15	1,073,000	1,112,714
1.950%, 1/15/16	1,000,000	962,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 12/15/16	$69,000	$76,887
6.000%, 7/15/18	1,597,000	1,821,267
5.750%, 3/15/19	500,000	558,793
4.625%, 1/15/20	69,000	71,387
3.625%, 1/15/21	1,500,000	1,424,404
Eastman Chemical Co.
5.500%, 11/15/19	372,000	389,636
Lubrizol Corp.
8.875%, 2/1/19	500,000	642,623
Monsanto Co.
7.375%, 8/15/12	69,000	74,811
5.125%, 4/15/18	769,000	833,186
Mosaic Co.
7.625%, 12/1/16§	831,000	897,480
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	1,075,000	1,171,658
3.750%, 9/30/15	295,000	306,850
3.250%, 12/1/17	500,000	488,810
6.500%, 5/15/19	760,000	876,018
4.875%, 3/30/20	194,000	201,157
PPG Industries, Inc.
5.750%, 3/15/13	668,000	720,363
1.900%, 1/15/16	650,000	615,856
6.650%, 3/15/18	300,000	349,213
3.600%, 11/15/20	350,000	329,547
Praxair, Inc.
2.125%, 6/14/13	1,669,000	1,709,396
4.625%, 3/30/15	849,000	918,815
4.500%, 8/15/19	700,000	729,120
4.050%, 3/15/21	500,000	499,979
Rohm & Haas Co.
5.600%, 3/15/13	1,554,000	1,670,129
RPM International, Inc.
6.125%, 10/15/19	500,000	524,503
Sherwin-Williams Co.
3.125%, 12/15/14	373,000	389,030
Valspar Corp.
7.250%, 6/15/19	339,000	389,243

		36,023,997

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	400,000	423,674
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	328,911

		752,585

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	653,000	710,127
6.800%, 8/1/19	321,000	364,829
Packaging Corp. of America
5.750%, 8/1/13	411,000	440,405

		1,515,361

Metals & Mining (0.7%)
Alcoa, Inc.
6.000%, 7/15/13	2,008,000	2,191,236
6.750%, 7/15/18	789,000	873,602
5.720%, 2/23/19	300,000	311,976
6.150%, 8/15/20	1,000,000	1,056,723
Allegheny Technologies, Inc.
9.375%, 6/1/19	504,000	638,511
5.950%, 1/15/21	90,000	94,760
ArcelorMittal S.A.
5.375%, 6/1/13	708,000	752,967
9.000%, 2/15/15	506,000	605,638
3.750%, 8/5/15	$2,500,000	$2,524,737
6.125%, 6/1/18	774,000	819,863
9.850%, 6/1/19	898,000	1,139,339
5.250%, 8/5/20	1,500,000	1,467,015
5.500%, 3/1/21	1,500,000	1,478,111
Barrick Gold Corp.
6.950%, 4/1/19	1,923,000	2,299,806
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	248,000	265,688
5.500%, 4/1/14	2,046,000	2,269,000
7.250%, 3/1/16	598,000	702,610
5.400%, 3/29/17	139,000	154,902
6.500%, 4/1/19	2,046,000	2,415,806
Cliffs Natural Resources, Inc.
5.900%, 3/15/20	700,000	746,525
4.800%, 10/1/20	143,000	141,178
Commercial Metals Co.
6.500%, 7/15/17	300,000	307,486
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	500,000	521,250
8.375%, 4/1/17	2,893,000	3,189,532
Newmont Mining Corp.
5.125%, 10/1/19	928,000	995,609
Nucor Corp.
5.750%, 12/1/17	708,000	801,145
5.850%, 6/1/18	700,000	798,051
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	500,000	531,051
5.000%, 6/1/15	1,000,000	1,082,027
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	968,000	1,164,546
1.875%, 11/2/15	4,000,000	3,850,300
6.500%, 7/15/18	920,000	1,059,277
9.000%, 5/1/19	487,000	639,976
3.500%, 11/2/20	1,000,000	932,199
Southern Copper Corp.
5.375%, 4/16/20	118,000	119,947
Teck Resources Ltd.
9.750%, 5/15/14	500,000	607,478
3.850%, 8/15/17	3,000,000	3,003,081
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,700,449
5.625%, 9/15/19	500,000	523,609
4.625%, 9/15/20	1,500,000	1,463,091
WMC Finance USA Ltd.
5.125%, 5/15/13	500,000	540,510
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	548,487

		48,329,094

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21§	1,600,000	1,578,694
International Paper Co.
5.300%, 4/1/15	1,009,000	1,087,362
7.950%, 6/15/18	1,744,000	2,098,163
9.375%, 5/15/19	500,000	643,578

		5,407,797

Total Materials		92,028,834

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
4.950%, 1/15/13	4,608,000	4,908,013
4.850%, 2/15/14	846,000	914,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.100%, 9/15/14	$768,000	$839,850
2.500%, 8/15/15	4,500,000	4,466,610
5.625%, 6/15/16	416,000	465,362
5.500%, 2/1/18	3,700,000	4,038,901
5.800%, 2/15/19	1,589,000	1,765,044
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,717,690
British Telecommunications plc
5.150%, 1/15/13	800,000	851,090
5.950%, 1/15/18	1,000,000	1,103,213
CenturyLink, Inc.
6.150%, 9/15/19	500,000	525,004
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,046,000	1,130,393
4.875%, 7/8/14	1,423,000	1,539,164
6.750%, 8/20/18	1,500,000	1,770,146
6.000%, 7/8/19	750,000	857,165
Embarq Corp.
7.082%, 6/1/16	2,804,000	3,188,681
France Telecom S.A.
4.375%, 7/8/14	846,000	908,748
2.125%, 9/16/15	1,000,000	978,888
5.375%, 7/8/19	1,000,000	1,099,224
Qwest Corp.
7.500%, 10/1/14	557,000	636,373
8.375%, 5/1/16	1,364,000	1,623,160
6.500%, 6/1/17	750,000	827,812
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,273,000	1,344,214
6.175%, 6/18/14	2,460,000	2,641,292
5.250%, 10/1/15	1,416,000	1,465,645
6.999%, 6/4/18	1,000,000	1,087,424
7.175%, 6/18/19	690,000	754,260
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	2,000,000	2,019,104
4.949%, 1/15/15	320,000	337,639
3.729%, 4/27/15	370,000	373,441
3.992%, 2/16/16	2,955,000	2,969,299
6.421%, 6/20/16	346,000	384,474
6.221%, 7/3/17	473,000	516,015
5.877%, 7/15/19	425,000	446,917
5.134%, 4/27/20	629,000	625,829
5.462%, 2/16/21	2,210,000	2,238,089
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,000,000	1,059,407
Verizon Communications, Inc.
7.375%, 9/1/12	471,000	512,416
4.350%, 2/15/13	3,000,000	3,167,382
5.250%, 4/15/13	693,000	746,807
1.950%, 3/28/14	1,500,000	1,501,251
5.550%, 2/15/16	2,930,000	3,254,161
5.500%, 2/15/18	1,611,000	1,756,275
6.100%, 4/15/18	208,000	233,121
8.750%, 11/1/18	3,000,000	3,838,338
6.350%, 4/1/19	1,846,000	2,099,040
Verizon New York, Inc.
Series A
6.875%, 4/1/12	750,000	793,980
Virgin Media Secured Finance plc
5.250%, 1/15/21§	1,500,000	1,505,110

		73,826,350

Wireless Telecommunication Services (0.4%)
Alltel Corp.
7.000%, 7/1/12	300,000	321,307
America Movil S.A.B. de C.V.
5.625%, 11/15/17	$2,280,000	$2,511,201
5.000%, 3/30/20	2,086,000	2,150,864
American Tower Corp.
4.625%, 4/1/15	1,852,000	1,922,641
7.000%, 10/15/17	250,000	281,087
5.050%, 9/1/20	771,000	749,050
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	4,693,000	5,153,102
8.500%, 11/15/18	2,120,000	2,723,805
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,661,000	1,787,723
Rogers Communications, Inc.
6.375%, 3/1/14	2,500,000	2,804,098
6.800%, 8/15/18	1,116,000	1,304,642
Vodafone Group plc
5.000%, 12/16/13	208,000	225,700
4.150%, 6/10/14	777,000	823,744
5.000%, 9/15/15	3,000,000	3,250,335
5.625%, 2/27/17	1,916,000	2,117,017
4.625%, 7/15/18	80,000	83,362
5.450%, 6/10/19	1,139,000	1,244,552

		29,454,230

Total Telecommunication Services		103,280,580

Utilities (1.9%)
Electric Utilities (1.4%)
Alabama Power Co.
5.800%, 11/15/13	1,000,000	1,108,191
5.500%, 10/15/17	35,000	39,094
Allegheny Energy Supply Co. LLC
8.250%, 4/15/12§	200,000	212,090
Ameren Energy Generating Co.
6.300%, 4/1/20	229,000	225,093
Ameren Illinois Co.
9.750%, 11/15/18	1,000,000	1,289,899
Appalachian Power Co.
5.650%, 8/15/12	500,000	527,111
Arizona Public Service Co.
5.800%, 6/30/14	1,000,000	1,096,668
8.750%, 3/1/19	461,000	581,186
Baltimore Gas & Electric Co.
6.125%, 7/1/13	346,000	379,444
Carolina Power & Light Co.
5.300%, 1/15/19	1,500,000	1,639,209
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	846,000	959,386
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	744,383
Columbus Southern Power Co.
5.500%, 3/1/13	208,000	223,345
Commonwealth Edison Co.
1.625%, 1/15/14	300,000	298,090
5.950%, 8/15/16	500,000	561,175
6.150%, 9/15/17	940,000	1,052,032
4.000%, 8/1/20	271,000	261,683
Connecticut Light & Power Co.
5.500%, 2/1/19	500,000	549,779
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	589,693
4.450%, 6/15/20	1,500,000	1,538,179
Series 02-B
4.875%, 2/1/13	922,000	977,624
7.125%, 12/1/18	943,000	1,138,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Consumers Energy Co.
6.700%, 9/15/19	$2,096,000	$2,464,586
Dayton Power & Light Co.
5.125%, 10/1/13	1,000,000	1,089,387
Detroit Edison Co.
6.400%, 10/1/13	500,000	558,916
5.600%, 6/15/18	250,000	272,266
Duke Energy Carolinas LLC
5.750%, 11/15/13	1,000,000	1,112,635
7.000%, 11/15/18	346,000	414,669
Duke Energy Corp.
5.650%, 6/15/13	416,000	452,696
6.300%, 2/1/14	500,000	557,366
3.350%, 4/1/15	1,469,000	1,500,350
5.050%, 9/15/19	300,000	312,462
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	53,865
6.050%, 6/15/16	500,000	561,791
3.750%, 7/15/20	1,000,000	965,370
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,088,000	1,157,813
5.450%, 4/1/19	500,000	549,732
Edison International
3.750%, 9/15/17	500,000	492,086
Energy Texas, Inc.
7.125%, 2/1/19	500,000	582,326
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	929,114
Entergy Corp.
5.125%, 9/15/20	500,000	487,966
Exelon Corp.
4.900%, 6/15/15	243,000	255,368
Exelon Generation Co. LLC
5.350%, 1/15/14	500,000	537,140
6.200%, 10/1/17	596,000	660,201
5.200%, 10/1/19	2,000,000	2,026,830
FirstEnergy Solutions Corp.
4.800%, 2/15/15	139,000	145,821
Florida Power & Light Co.
5.550%, 11/1/17	500,000	564,992
Florida Power Corp.
4.800%, 3/1/13	55,000	58,338
5.800%, 9/15/17	1,000,000	1,132,817
5.650%, 6/15/18	346,000	387,004
4.550%, 4/1/20	135,000	138,976
Georgia Power Co.
1.300%, 9/15/13	1,000,000	999,878
6.000%, 11/1/13	1,000,000	1,111,640
5.400%, 6/1/18	1,000,000	1,099,107
4.250%, 12/1/19	307,000	314,271
Great Plains Energy, Inc.
2.750%, 8/15/13	750,000	759,343
Hydro Quebec
7.500%, 4/1/16	2,000,000	2,443,070
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,286,562
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,639,678
Kansas City Power & Light Co.
6.375%, 3/1/18	500,000	559,685
7.150%, 4/1/19	500,000	586,112
Kentucky Utilities Co.
1.625%, 11/1/15§	1,000,000	950,681
LG&E and KU Energy LLC
3.750%, 11/15/20§	1,000,000	923,222
Metropolitan Edison Co.
7.700%, 1/15/19	$500,000	$591,219
MidAmerican Energy Co.
4.650%, 10/1/14	1,500,000	1,616,951
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	156,000	159,934
5.875%, 10/1/12	416,000	444,261
5.000%, 2/15/14	170,000	182,582
5.750%, 4/1/18	750,000	836,395
Nevada Power Co.
6.500%, 8/1/18	1,208,000	1,386,080
7.125%, 3/15/19	500,000	588,520
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	1,185,000	1,205,886
7.875%, 12/15/15	200,000	237,266
6.000%, 3/1/19	846,000	926,413
Northern States Power Co.
1.950%, 8/15/15	1,169,000	1,141,107
5.250%, 3/1/18	1,208,000	1,316,992
NSTAR
4.500%, 11/15/19	269,000	275,670
Ohio Power Co.
6.000%, 6/1/16	1,000,000	1,125,426
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	69,000	72,499
5.950%, 9/1/13	500,000	545,470
5.000%, 9/30/17§	1,000,000	1,037,473
6.800%, 9/1/18	500,000	569,897
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	552,553
4.800%, 3/1/14	750,000	805,436
5.625%, 11/30/17	1,500,000	1,665,932
8.250%, 10/15/18	693,000	885,195
3.500%, 10/1/20	1,500,000	1,390,231
PacifiCorp
5.650%, 7/15/18	346,000	388,589
5.500%, 1/15/19	300,000	332,894
Peco Energy Co.
5.000%, 10/1/14	1,000,000	1,096,678
Portland General Electric Co.
6.100%, 4/15/19	373,000	426,218
PPL Electric Utilities Corp.
7.125%, 11/30/13	500,000	569,981
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	548,408
6.500%, 5/1/18	69,000	77,038
Progress Energy, Inc.
6.850%, 4/15/12	120,000	127,089
6.050%, 3/15/14	1,000,000	1,105,824
7.050%, 3/15/19	1,000,000	1,179,399
PSEG Power LLC
2.500%, 4/15/13	202,000	204,983
5.125%, 4/15/20	1,175,000	1,198,035
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	38,010
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	54,764
4.400%, 2/1/21	150,000	148,178
Public Service Electric & Gas Co.
5.375%, 9/1/13	208,000	227,722
6.330%, 11/1/13	1,500,000	1,673,842
5.300%, 5/1/18	596,000	654,691
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	542,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
South Carolina Electric & Gas Co.
6.500%, 11/1/18	$1,000,000	$1,172,309
Southern California Edison Co.
5.750%, 3/15/14	916,000	1,017,597
5.500%, 8/15/18	500,000	559,079
Southern Co.
4.150%, 5/15/14	302,000	319,506
Southern Natural Gas Co.
5.900%, 4/1/17§	846,000	941,269
Southern Power Co.
4.875%, 7/15/15	1,000,000	1,073,417
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	278,998
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	625,088
Tampa Electric Co.
6.100%, 5/15/18	194,000	219,836
Toledo Edison Co.
7.250%, 5/1/20	585,000	691,562
TransAlta Corp.
4.750%, 1/15/15	1,600,000	1,700,350
UIL Holdings Corp.
4.625%, 10/1/20	500,000	475,440
Union Electric Co.
6.700%, 2/1/19	881,000	1,016,708
Virginia Electric & Power Co.
5.400%, 4/30/18	1,000,000	1,098,089
Series A
4.750%, 3/1/13	208,000	221,441
5.400%, 1/15/16	930,000	1,033,825
Series B
5.000%, 6/30/19	774,000	824,789
Westar Energy, Inc.
5.100%, 7/15/20	500,000	524,294
Wisconsin Electric Power Co.
4.250%, 12/15/19	669,000	690,881
Wisconsin Power & Light Co.
5.000%, 7/15/19	269,000	288,684

		94,015,265

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	300,000	374,752
Boardwalk Pipelines LP
5.750%, 9/15/19	539,000	573,421
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	508,000	568,505
6.000%, 5/15/18	346,000	384,961
4.500%, 1/15/21§	1,135,000	1,112,589
El Paso Natural Gas Co.
5.950%, 4/15/17	500,000	550,325
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	1,250,000	1,386,112
Questar Corp.
2.750%, 2/1/16	125,000	123,554
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,377,839

		6,452,058

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	519,679
5.150%, 12/1/20	500,000	496,065
Tennessee Valley Authority
6.790%, 5/23/12	1,690,000	1,812,363
4.750%, 8/1/13	2,000,000	2,166,172
5.500%, 7/18/17	$2,894,000	$3,316,073
3.875%, 2/15/21	1,830,000	1,836,046

		10,146,398

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	269,000	279,669
Ameren Corp.
8.875%, 5/15/14	970,000	1,115,837
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	561,459
Dominion Resources, Inc.
5.700%, 9/17/12	300,000	318,875
5.000%, 12/1/14	208,000	227,492
5.150%, 7/15/15	271,000	296,713
2.250%, 9/1/15	1,500,000	1,458,050
5.600%, 11/15/16	80,000	88,570
6.000%, 11/30/17	941,000	1,053,946
8.875%, 1/15/19	346,000	441,654
5.200%, 8/15/19	316,000	336,831
7.500%, 6/30/66(l)	200,000	209,250
DTE Energy Co.
7.625%, 5/15/14	1,152,000	1,323,475
6.350%, 6/1/16	208,000	233,841
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	195,250
National Grid plc
6.300%, 8/1/16	846,000	960,904
NiSource Finance Corp.
5.400%, 7/15/14	500,000	546,277
6.400%, 3/15/18	250,000	279,691
6.800%, 1/15/19	1,460,000	1,670,276
5.450%, 9/15/20	69,000	71,604
PG&E Corp.
5.750%, 4/1/14	500,000	546,351
SCANA Corp.
6.250%, 4/1/20	200,000	219,379
Sempra Energy
6.000%, 2/1/13	208,000	222,595
6.500%, 6/1/16	409,000	466,791
9.800%, 2/15/19	1,000,000	1,327,666
Veolia Environnement S.A.
6.000%, 6/1/18	1,067,000	1,186,641
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	531,988
Xcel Energy, Inc.
4.700%, 5/15/20	500,000	514,772

		16,685,847

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	500,000	511,848

Total Utilities		127,811,416

Total Corporate Bonds		2,014,829,875

Government Securities (68.5%)
Agency ABS (4.4%)
Federal Farm Credit Bank
1.110%, 6/14/12	$539,000	539,840
0.620%, 9/10/12	200,000	199,905
0.400%, 11/2/12	400,000	398,229
1.750%, 2/21/13	2,000,000	2,031,202
1.375%, 6/25/13	500,000	504,887
0.875%, 10/28/13	400,000	394,564
1.125%, 2/27/14	4,000,000	3,967,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 4/28/14	$200,000	$200,251
2.620%, 6/15/15	269,000	270,208
Federal Home Loan Bank
1.125%, 5/18/12	3,346,000	3,371,737
0.875%, 8/22/12	4,500,000	4,518,117
1.750%, 8/22/12	9,386,000	9,537,443
0.500%, 8/23/12	2,000,000	1,997,628
0.600%, 8/23/12	400,000	399,360
0.625%, 10/18/12	400,000	398,907
4.500%, 11/15/12	6,386,000	6,768,502
0.625%, 11/23/12	2,000,000	1,988,884
0.550%, 12/3/12	2,000,000	1,994,408
0.625%, 12/3/12	1,000,000	995,305
1.750%, 12/14/12	1,000,000	1,016,343
1.500%, 1/16/13	2,000,000	2,022,292
1.050%, 2/8/13	1,000,000	996,907
1.625%, 3/20/13	10,346,000	10,502,794
0.750%, 4/25/13	200,000	198,909
0.700%, 5/22/13	1,000,000	989,714
1.875%, 6/21/13	7,346,000	7,486,287
1.250%, 8/16/13	400,000	398,984
4.500%, 9/16/13	5,000,000	5,401,595
0.875%, 10/28/13	200,000	197,266
0.800%, 11/18/13	2,000,000	1,975,142
1.000%, 11/18/13	1,000,000	994,519
0.875%, 11/22/13	400,000	395,717
0.875%, 12/27/13	2,000,000	1,975,278
1.000%, 8/22/14	400,000	389,080
2.750%, 12/12/14	5,000,000	5,164,590
1.550%, 11/18/15	400,000	387,297
2.150%, 10/26/16	400,000	389,126
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	539,000	543,116
1.125%, 7/27/12	10,000,000	10,079,720
1.000%, 8/28/12	5,000,000	5,029,080
0.750%, 10/26/12	400,000	399,246
0.750%, 11/23/12	1,000,000	996,365
0.625%, 12/3/12	1,000,000	996,520
0.750%, 12/17/12	400,000	399,247
1.375%, 1/9/13	1,386,000	1,401,281
1.125%, 1/14/13	1,346,000	1,346,860
1.000%, 1/28/13	2,000,000	1,998,560
0.875%, 2/15/13	400,000	399,147
1.000%, 2/25/13	800,000	798,622
0.950%, 3/7/13	500,000	499,995
1.625%, 4/15/13	10,000,000	10,152,820
0.700%, 4/29/13	200,000	198,803
0.625%, 5/23/13	1,000,000	993,459
1.000%, 5/24/13	800,000	798,045
1.250%, 7/25/13	500,000	499,380
1.300%, 7/26/13	1,616,000	1,612,438
1.125%, 8/22/13	200,000	199,069
1.150%, 8/23/13	269,000	267,892
1.400%, 9/16/13	2,000,000	1,996,136
2.125%, 10/7/13	87,000	87,026
0.875%, 10/28/13	10,000,000	9,916,730
1.400%, 11/18/13	539,000	538,312
1.000%, 12/9/13	1,000,000	990,296
1.125%, 12/16/13	400,000	396,143
1.625%, 1/21/14	269,000	269,551
1.000%, 1/27/14	400,000	394,016
1.375%, 2/3/14	2,000,000	1,988,918
1.500%, 2/11/14	800,000	798,805
1.450%, 2/24/14	539,000	536,464
1.375%, 2/25/14	5,000,000	5,002,305
1.350%, 3/28/14	$539,000	$534,829
1.200%, 4/28/14	400,000	394,284
2.875%, 2/9/15	5,020,000	5,198,536
2.375%, 7/28/15	546,000	545,110
2.250%, 8/12/15	569,000	566,498
2.000%, 8/25/15	269,000	264,491
2.125%, 8/25/15	539,000	531,794
1.750%, 9/10/15	5,000,000	4,907,620
1.750%, 11/23/15	1,000,000	969,951
2.100%, 12/15/15	400,000	395,471
2.250%, 12/21/15	400,000	396,884
2.250%, 12/22/15	400,000	395,278
2.250%, 12/23/15	400,000	397,458
4.750%, 1/19/16	3,500,000	3,876,656
Federal National Mortgage Association
1.000%, 4/4/12	25,450,000	25,609,419
1.300%, 5/25/12	1,000,000	1,001,289
1.250%, 6/22/12	846,000	853,802
0.625%, 9/24/12	5,000,000	5,003,105
0.375%, 12/28/12	15,000,000	14,872,290
0.875%, 12/28/12	800,000	797,745
1.000%, 1/7/13	400,000	399,642
1.800%, 2/8/13	400,000	402,040
1.750%, 2/22/13	6,386,000	6,492,876
2.000%, 4/15/13	500,000	500,303
1.100%, 4/29/13	839,000	837,109
1.875%, 5/6/13	400,000	400,576
1.750%, 5/7/13	5,600,000	5,690,138
2.000%, 6/24/13	1,000,000	1,003,140
1.500%, 6/26/13	1,000,000	1,011,279
1.375%, 7/19/13	1,346,000	1,346,891
1.250%, 7/29/13	1,077,000	1,075,160
1.350%, 8/16/13	1,069,000	1,066,113
2.020%, 8/20/13	200,000	200,369
1.250%, 8/23/13	1,077,000	1,076,682
1.125%, 9/17/13	1,000,000	999,408
1.000%, 9/23/13	8,000,000	7,965,008
1.200%, 9/27/13	808,000	804,328
1.125%, 9/30/13	2,079,000	2,076,636
1.125%, 10/8/13	539,000	533,973
1.000%, 10/15/13	539,000	533,716
0.750%, 10/25/13	400,000	395,066
0.875%, 11/4/13	500,000	492,272
0.800%, 11/29/13	400,000	395,164
1.000%, 11/29/13	2,000,000	1,978,476
1.125%, 12/2/13	400,000	398,696
0.750%, 12/18/13	15,000,000	14,771,790
1.300%, 12/30/13	400,000	398,482
1.375%, 12/30/13	400,000	398,433
1.500%, 12/30/13	400,000	398,695
1.400%, 1/6/14	400,000	398,363
1.450%, 1/24/14	2,000,000	2,000,916
1.375%, 1/27/14	800,000	796,046
1.550%, 1/27/14	500,000	498,019
1.350%, 2/24/14	539,000	538,285
1.500%, 2/25/14	800,000	798,797
1.700%, 2/25/14	400,000	401,535
1.250%, 2/27/14	5,000,000	4,985,595
1.000%, 4/25/14	1,000,000	982,313
1.800%, 6/2/14	200,000	200,088
1.750%, 7/14/14	500,000	501,547
1.550%, 8/12/14	539,000	531,898
1.750%, 8/18/14	269,000	268,194
1.250%, 10/28/14	400,000	390,593
2.375%, 7/28/15	5,000,000	5,051,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 8/4/15	$269,000	$266,765
2.000%, 8/5/15	539,000	533,516
2.125%, 8/5/15	269,000	265,137
2.000%, 8/24/15	539,000	530,945
2.000%, 9/21/15	400,000	392,853
1.875%, 10/15/15	339,000	333,906
1.625%, 10/26/15	5,000,000	4,865,220
1.550%, 10/27/15	400,000	388,062
1.520%, 10/28/15	200,000	192,572
1.650%, 10/29/15	500,000	482,756
1.625%, 11/9/15	200,000	193,474
1.500%, 11/23/15	800,000	769,383
2.000%, 11/30/15	400,000	396,490
2.000%, 12/15/15	400,000	394,603
2.000%, 3/28/16	269,000	261,649
2.250%, 3/28/16	269,000	265,913
2.350%, 9/23/16	269,000	264,430
6.000%, 3/9/20	200,000	204,677
Financing Corp.
10.700%, 10/6/17	1,200,000	1,744,241

		296,528,542

Foreign Governments (2.1%)
Canadian Government Bond
2.375%, 9/10/14	2,485,000	2,548,102
Council of Europe Development Bank
2.750%, 2/10/15	500,000	513,607
2.625%, 2/16/16	1,500,000	1,509,129
Development Bank of Japan
5.125%, 2/1/17	1,000,000	1,109,264
Egypt Government AID Bonds
4.450%, 9/15/15	1,000,000	1,088,560
Export-Import Bank of Korea
8.125%, 1/21/14	2,039,000	2,337,357
5.875%, 1/14/15	800,000	876,050
4.125%, 9/9/15	2,650,000	2,719,414
5.125%, 6/29/20	500,000	504,390
4.000%, 1/29/21	1,500,000	1,367,856
Federative Republic of Brazil
10.250%, 6/17/13	693,000	826,056
6.000%, 1/17/17	3,000,000	3,363,000
8.000%, 1/15/18	2,338,778	2,748,064
5.875%, 1/15/19	2,500,000	2,768,750
8.875%, 10/14/19	554,000	729,895
4.875%, 1/22/21	1,500,000	1,530,000
Japan Finance Organization for Municipalities
4.625%, 4/21/15	1,500,000	1,630,852
5.000%, 5/16/17	1,000,000	1,100,310
4.000%, 1/13/21	600,000	592,610
People’s Republic of China
4.750%, 10/29/13	1,000,000	1,081,390
Province of British Columbia
2.850%, 6/15/15	1,724,000	1,770,658
Province of Manitoba
2.125%, 4/22/13	5,500,000	5,616,611
4.900%, 12/6/16	650,000	719,961
Province of Nova Scotia
5.125%, 1/26/17	1,233,000	1,370,894
Province of Ontario
4.950%, 6/1/12	346,000	363,365
5.125%, 7/17/12	75,000	79,307
3.500%, 7/15/13	1,000,000	1,051,399
1.375%, 1/27/14	6,000,000	5,984,160
4.100%, 6/16/14	2,193,000	2,354,576
2.950%, 2/5/15	2,000,000	2,066,674
2.700%, 6/16/15	$6,000,000	$6,114,462
5.450%, 4/27/16	700,000	791,506
4.950%, 11/28/16	416,000	459,863
4.000%, 10/7/19	777,000	789,107
4.400%, 4/14/20	5,000,000	5,175,520
Province of Quebec
4.875%, 5/5/14	416,000	455,888
4.600%, 5/26/15	1,270,000	1,392,055
5.125%, 11/14/16	1,520,000	1,693,763
4.625%, 5/14/18	1,416,000	1,522,725
3.500%, 7/29/20	1,500,000	1,447,298
Republic of Chile
5.500%, 1/15/13	996,000	1,064,326
3.875%, 8/5/20	400,000	389,500
Republic of Hungary
4.750%, 2/3/15	500,000	501,875
6.250%, 1/29/20	1,500,000	1,526,250
Republic of Italy
5.625%, 6/15/12	1,998,000	2,097,476
2.125%, 10/5/12	2,000,000	2,017,432
4.375%, 6/15/13	693,000	730,213
2.125%, 9/16/13	1,500,000	1,502,843
4.500%, 1/21/15	3,002,000	3,158,827
3.125%, 1/26/15	5,000,000	5,020,225
5.250%, 9/20/16	1,901,000	2,023,067
5.375%, 6/12/17	2,500,000	2,658,273
Republic of Korea
4.250%, 6/1/13	500,000	522,475
5.750%, 4/16/14	2,346,000	2,556,063
4.875%, 9/22/14	545,000	581,987
7.125%, 4/16/19	2,046,000	2,411,530
Republic of Panama
5.200%, 1/30/20	943,000	999,580
Republic of Peru
8.375%, 5/3/16	1,220,000	1,497,550
7.125%, 3/30/19	3,709,000	4,376,620
Republic of Poland
6.250%, 7/3/12	500,000	532,516
5.250%, 1/15/14	500,000	534,433
3.875%, 7/16/15	1,943,000	1,963,862
5.000%, 10/19/15	1,193,000	1,257,951
6.375%, 7/15/19	2,923,000	3,252,777
Republic of South Africa
6.500%, 6/2/14	500,000	558,750
6.875%, 5/27/19	1,745,000	2,026,381
5.500%, 3/9/20	3,000,000	3,176,250
State of Israel
4.625%, 6/15/13	300,000	317,781
5.125%, 3/1/14	1,069,000	1,156,803
5.500%, 11/9/16	464,000	513,470
5.125%, 3/26/19	1,387,000	1,463,166
United Mexican States
6.375%, 1/16/13	208,000	226,200
5.875%, 2/17/14	5,020,000	5,524,510
6.625%, 3/3/15	474,000	542,730
5.625%, 1/15/17	4,336,000	4,782,608
5.950%, 3/19/19	1,693,000	1,886,848
8.125%, 12/30/19	1,458,000	1,956,636
5.125%, 1/15/20	3,000,000	3,138,000

		142,612,232

Municipal Bonds (0.3%)
Bay Area Toll Authority California State
6.793%, 4/1/30	269,000	274,499
7.043%, 4/1/50	539,000	550,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	$339,000	$328,501
Chicago, Illinois Transit Authority
6.899%, 12/1/40	412,000	404,110
City & County of Denver, Colorado
5.650%, 8/1/30	269,000	274,770
City of Chicago, Illinois
6.845%, 1/1/38	172,000	168,192
6.395%, 1/1/40	119,000	114,171
Clark County, Nevada Airport
6.881%, 7/1/42	339,000	335,217
Los Angeles, California Community College District
6.750%, 8/1/49	539,000	567,087
Metropolitan Government of Nashville & Davidson
County Convention Center Authority
6.731%, 7/1/43	204,000	198,052
Municipal Electric Authority of Georgia
6.637%, 4/1/57	287,000	272,650
7.055%, 4/1/57	339,000	319,474
New York City Municipal Water Finance Authority
5.724%, 6/15/42	467,000	462,064
6.011%, 6/15/42	89,000	91,062
New York City Transitional Finance Authority
5.508%, 8/1/37	808,000	786,216
New York State Urban Development Corp.
5.770%, 3/15/39	242,000	242,007
Ohio State University
4.910%, 6/1/40	539,000	493,217
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	496,000	446,122
5.561%, 12/1/49	608,000	546,294
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	162,000	144,804
San Diego County, California Water Authority
6.138%, 5/1/49	269,000	266,810
State of California
4.850%, 10/1/14	500,000	519,485
5.450%, 4/1/15	250,000	263,243
3.950%, 11/1/15	1,250,000	1,251,312
5.950%, 4/1/16	35,000	37,533
5.750%, 3/1/17	200,000	211,354
6.200%, 3/1/19	200,000	211,820
6.200%, 10/1/19	400,000	425,076
State of Illinois
3.321%, 1/1/13	269,000	268,906
4.071%, 1/1/14	269,000	268,648
4.421%, 1/1/15	269,000	267,437
4.961%, 3/1/16	3,400,000	3,392,214
5.665%, 3/1/18	4,000,000	3,992,360
State of New York
5.206%, 10/1/31	404,000	374,702

		18,769,469

Supranational (2.7%)
African Development Bank
1.750%, 10/1/12	300,000	304,232
3.000%, 5/27/14	1,193,000	1,242,848
6.875%, 10/15/15	200,000	232,940
2.500%, 3/15/16	2,000,000	2,003,136
Asian Development Bank
1.625%, 7/15/13	5,000,000	5,061,685
2.750%, 5/21/14	600,000	621,875
4.250%, 10/20/14	416,000	451,397
2.500%, 3/15/16	$2,500,000	$2,511,455
5.500%, 6/27/16	3,646,000	4,170,875
Corp. Andina de Fomento
3.750%, 1/15/16	2,000,000	1,979,130
5.750%, 1/12/17	346,000	370,802
8.125%, 6/4/19	979,000	1,176,526
Eksportfinans ASA
3.000%, 11/17/14	500,000	514,512
5.500%, 5/25/16	3,402,000	3,819,449
5.500%, 6/26/17	1,000,000	1,119,191
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	421,732
2.750%, 4/20/15	700,000	719,703
2.500%, 3/15/16	3,500,000	3,479,077
European Investment Bank
1.750%, 9/14/12	2,693,000	2,733,290
1.625%, 3/15/13	1,000,000	1,013,457
2.875%, 3/15/13	2,000,000	2,073,796
3.250%, 5/15/13	693,000	724,522
4.250%, 7/15/13	3,109,000	3,323,204
1.250%, 9/17/13	10,000,000	10,013,220
2.375%, 3/14/14	3,000,000	3,073,419
3.000%, 4/8/14	7,693,000	8,017,091
4.625%, 5/15/14	3,760,000	4,102,476
3.125%, 6/4/14	1,346,000	1,408,170
2.875%, 1/15/15	1,693,000	1,752,182
2.750%, 3/23/15	1,500,000	1,543,790
1.375%, 10/20/15	6,000,000	5,769,234
4.875%, 2/16/16	2,018,000	2,238,989
2.250%, 3/15/16	7,000,000	6,928,362
5.125%, 9/13/16	2,000,000	2,243,664
4.875%, 1/17/17	2,471,000	2,737,208
5.125%, 5/30/17	3,401,000	3,816,136
2.875%, 9/15/20	1,000,000	932,148
4.000%, 2/16/21	2,000,000	2,025,338
Export Development Canada
1.750%, 9/24/12	1,193,000	1,211,896
3.500%, 5/16/13	1,916,000	2,016,138
2.250%, 5/28/15	2,500,000	2,527,617
Inter-American Development Bank
4.375%, 9/20/12	416,000	438,440
4.750%, 10/19/12	1,193,000	1,266,339
1.750%, 10/22/12	2,000,000	2,031,882
3.500%, 3/15/13	693,000	726,371
3.000%, 4/22/14	6,500,000	6,789,484
2.250%, 7/15/15	1,000,000	1,006,783
5.125%, 9/13/16	2,275,000	2,564,014
4.250%, 9/10/18	1,467,000	1,575,703
3.875%, 9/17/19	1,000,000	1,036,089
3.875%, 2/14/20	2,693,000	2,781,985
International Bank for Reconstruction & Development
2.000%, 4/2/12	5,386,000	5,471,977
1.750%, 7/15/13	5,000,000	5,087,575
3.500%, 10/8/13	2,500,000	2,647,137
0.750%, 11/29/13	2,000,000	1,963,105
1.375%, 2/10/14	2,000,000	1,994,452
1.125%, 8/25/14	1,000,000	983,771
2.375%, 5/26/15	2,500,000	2,547,120
2.125%, 3/15/16	6,000,000	5,964,768
5.000%, 4/1/16	916,000	1,024,003
9.250%, 7/15/17	599,000	803,538
International Finance Corp.
3.500%, 5/15/13	1,300,000	1,372,977
3.000%, 4/22/14	2,428,000	2,536,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 11/17/17	$5,000,000	$4,840,455
Japan Finance Corp.
1.500%, 7/6/12	700,000	703,429
2.125%, 11/5/12	5,500,000	5,596,508
4.250%, 6/18/13	416,000	442,604
2.875%, 2/2/15	1,500,000	1,532,957
2.500%, 1/21/16	2,000,000	1,976,756
Korea Development Bank
5.300%, 1/17/13	1,516,000	1,600,290
5.750%, 9/10/13	70,000	75,581
8.000%, 1/23/14	2,500,000	2,853,332
4.375%, 8/10/15	615,000	638,489
3.250%, 3/9/16	100,000	98,072
Nordic Investment Bank
1.625%, 1/28/13	500,000	507,094
3.625%, 6/17/13	416,000	439,371
2.625%, 10/6/14	1,300,000	1,340,678
2.250%, 3/15/16	1,500,000	1,494,347
5.000%, 2/1/17	1,567,000	1,749,982
North American Development Bank
4.375%, 2/11/20	500,000	509,401
Svensk Exportkredit AB
3.250%, 9/16/14	500,000	522,399
1.750%, 10/20/15	2,230,000	2,164,126
5.125%, 3/1/17	458,000	506,619

		184,632,206

U.S. Government Agencies (5.8%)
Federal Farm Credit Bank
2.125%, 6/18/12	2,000,000	2,039,082
1.875%, 12/7/12	4,808,000	4,900,463
2.625%, 4/17/14	743,000	770,197
3.000%, 9/22/14	1,000,000	1,045,052
5.125%, 8/25/16	485,000	551,247
4.875%, 1/17/17	4,895,000	5,464,988
Federal Home Loan Bank
2.250%, 4/13/12	16,386,000	16,699,939
5.750%, 5/15/12	5,100,000	5,403,532
1.875%, 6/20/12	3,396,000	3,453,070
2.000%, 9/14/12	1,000,000	1,019,955
1.625%, 11/21/12	3,450,000	3,501,674
3.375%, 2/27/13	10,000,000	10,481,650
5.125%, 8/14/13	3,901,000	4,269,676
4.000%, 9/6/13	1,229,000	1,310,968
3.625%, 10/18/13	10,000,000	10,593,300
5.250%, 6/18/14	2,772,000	3,091,770
5.500%, 8/13/14	3,901,000	4,412,320
5.375%, 5/18/16	7,100,000	8,080,844
4.750%, 12/16/16	10,371,000	11,485,965
4.875%, 5/17/17	3,169,000	3,526,580
5.250%, 6/5/17	950,000	1,068,429
5.000%, 11/17/17	10,426,000	11,693,478
5.500%, 7/15/36	3,000	3,247
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,000,000	1,096,400
Federal Home Loan Mortgage Corp.
2.000%, 4/27/12	827,000	828,045
1.750%, 6/15/12	5,743,000	5,831,999
5.125%, 7/15/12	75,000	79,529
5.500%, 8/20/12	7,000,000	7,475,412
2.125%, 9/21/12	7,000,000	7,154,273
4.125%, 12/21/12	5,464,000	5,778,371
2.500%, 4/8/13	2,443,000	2,444,087
3.500%, 5/29/13	5,000,000	5,274,890
3.750%, 6/28/13	693,000	736,457
4.875%, 11/15/13	$18,844,000	$20,640,587
2.500%, 1/7/14	4,170,000	4,308,607
4.500%, 1/15/14	3,634,000	3,949,820
2.500%, 4/23/14	5,243,000	5,408,527
2.750%, 4/29/14	1,000,000	1,001,924
5.000%, 7/15/14	6,386,000	7,081,940
3.000%, 7/28/14	800,000	836,030
4.500%, 1/15/15	1,916,000	2,100,547
4.750%, 11/17/15	6,915,000	7,660,983
5.500%, 7/18/16	5,693,000	6,515,405
5.125%, 10/18/16	5,500,000	6,178,761
5.000%, 4/18/17	5,277,000	5,910,150
5.125%, 11/17/17	6,732,000	7,583,437
4.875%, 6/13/18	3,500,000	3,891,643
4.250%, 12/12/18	693,000	707,584
3.750%, 3/27/19	17,220,000	17,750,428
Federal National Mortgage Association
1.875%, 4/20/12	7,570,000	7,687,123
4.875%, 5/18/12	250,000	262,483
1.750%, 8/10/12	11,386,000	11,568,085
4.750%, 11/19/12	10,000,000	10,656,240
1.750%, 12/28/12	139,000	139,410
3.625%, 2/12/13	3,000,000	3,152,229
4.375%, 3/15/13	5,115,000	5,463,787
3.875%, 7/12/13	10,000,000	10,649,870
4.625%, 10/15/13	8,402,000	9,122,883
5.125%, 1/2/14	90,000	98,202
2.750%, 2/5/14	5,079,000	5,277,066
2.750%, 3/13/14	15,150,000	15,746,668
2.900%, 4/7/14	500,000	500,112
2.500%, 5/15/14	150,000	154,839
3.000%, 7/28/14	1,000,000	1,007,349
3.000%, 9/16/14	2,693,000	2,818,189
3.000%, 9/29/14	1,000,000	1,012,499
4.625%, 10/15/14	5,000,000	5,501,300
2.625%, 11/20/14	5,520,000	5,693,483
5.000%, 4/15/15	5,000,000	5,562,885
4.375%, 10/15/15	3,513,000	3,832,609
5.000%, 3/15/16	4,000,000	4,481,076
5.375%, 7/15/16	2,000,000	2,277,700
5.250%, 9/15/16	5,100,000	5,773,358
4.875%, 12/15/16	1,400,000	1,559,159
5.000%, 2/13/17	2,328,000	2,602,883
5.000%, 5/11/17	2,609,000	2,920,324
(Zero Coupon), 6/1/17	3,000,000	2,436,438
5.375%, 6/12/17	5,150,000	5,872,282
(Zero Coupon), 10/9/19	4,000,000	2,717,500

		389,641,293

U.S. Treasuries (53.2%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,098,000	4,212,313
9.875%, 11/15/15	6,039,000	8,145,101
9.250%, 2/15/16	6,068,000	8,079,918
7.250%, 5/15/16	6,719,000	8,352,557
7.500%, 11/15/16	15,712,000	19,906,366
8.750%, 5/15/17	11,386,000	15,382,668
8.875%, 8/15/17	2,903,000	3,966,224
9.125%, 5/15/18	2,693,000	3,793,974
9.000%, 11/15/18	1,386,000	1,964,113
8.875%, 2/15/19	6,932,000	9,812,572
8.125%, 8/15/19	2,482,000	3,408,290
3.625%, 2/15/20	35,176,000	36,132,365
8.500%, 2/15/20	10,663,000	15,052,328
8.750%, 8/15/20	5,362,000	7,725,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
7.875%, 2/15/21	$6,732,000	$9,273,330
U.S. Treasury Notes
1.375%, 4/15/12	9,586,000	9,688,599
1.000%, 4/30/12	23,929,000	24,094,350
4.500%, 4/30/12	4,790,000	5,004,429
1.375%, 5/15/12	47,079,000	47,603,130
0.750%, 5/31/12	45,543,000	45,735,191
4.750%, 5/31/12	29,464,000	30,953,317
1.875%, 6/15/12	16,464,000	16,755,330
0.625%, 6/30/12	25,000,000	25,064,500
1.500%, 7/15/12	4,550,000	4,612,208
0.625%, 7/31/12	18,464,000	18,505,913
4.625%, 7/31/12	25,416,000	26,818,836
1.750%, 8/15/12	62,525,000	63,609,434
4.375%, 8/15/12	2,076,000	2,186,773
0.375%, 8/31/12	20,000,000	19,966,400
4.125%, 8/31/12	4,523,000	4,752,859
1.375%, 9/15/12	13,464,000	13,628,624
0.375%, 9/30/12	53,464,000	53,330,340
4.250%, 9/30/12	10,000,000	10,550,780
1.375%, 10/15/12	51,464,000	52,095,257
0.375%, 10/31/12	10,000,000	9,966,800
1.375%, 11/15/12	25,543,000	25,856,310
4.000%, 11/15/12	12,287,000	12,958,460
0.500%, 11/30/12	15,000,000	14,968,365
1.125%, 12/15/12	19,850,000	20,006,636
0.625%, 12/31/12	60,000,000	59,948,460
3.625%, 12/31/12	33,539,000	35,276,220
1.375%, 1/15/13	62,464,000	63,203,324
0.625%, 1/31/13	25,000,000	24,955,075
1.375%, 2/15/13	19,157,000	19,383,742
3.875%, 2/15/13	13,672,000	14,483,775
0.625%, 2/28/13	60,000,000	59,852,340
2.750%, 2/28/13	41,772,000	43,367,816
1.375%, 3/15/13	13,464,000	13,620,182
1.750%, 4/15/13	62,000,000	63,172,420
3.125%, 4/30/13	38,437,000	40,283,783
1.375%, 5/15/13	19,850,000	20,067,159
3.625%, 5/15/13	7,315,000	7,743,045
3.500%, 5/31/13	1,386,000	1,465,371
1.125%, 6/15/13	15,000,000	15,073,800
3.375%, 6/30/13	9,479,000	10,002,563
1.000%, 7/15/13	33,464,000	33,516,204
3.375%, 7/31/13	11,665,000	12,324,796
0.750%, 8/15/13	8,000,000	7,959,376
4.250%, 8/15/13	45,612,000	49,136,257
3.125%, 8/31/13	8,464,000	8,900,421
0.750%, 9/15/13	20,000,000	19,873,440
3.125%, 9/30/13	32,979,000	34,689,786
0.500%, 10/15/13	40,000,000	39,453,120
2.750%, 10/31/13	24,746,000	25,818,962
0.500%, 11/15/13	40,000,000	39,396,880
4.250%, 11/15/13	3,272,000	3,543,219
2.000%, 11/30/13	19,909,000	20,370,949
1.500%, 12/31/13	9,793,000	9,885,573
1.750%, 1/31/14	15,782,000	16,029,825
1.250%, 2/15/14	70,000,000	70,043,750
4.000%, 2/15/14	13,237,000	14,303,201
1.875%, 2/28/14	16,240,000	16,540,700
1.750%, 3/31/14	14,975,000	15,190,266
1.875%, 4/30/14	13,139,000	13,365,858
4.750%, 5/15/14	19,157,000	21,196,914
2.250%, 5/31/14	19,111,000	19,647,006
2.625%, 6/30/14	20,100,000	20,888,302
2.625%, 7/31/14	22,435,000	23,304,356
4.250%, 8/15/14	$38,880,000	$42,515,902
2.375%, 8/31/14	47,972,000	49,381,177
2.375%, 9/30/14	23,464,000	24,140,420
2.375%, 10/31/14	27,197,000	27,955,551
4.250%, 11/15/14	8,464,000	9,271,389
2.125%, 11/30/14	13,464,000	13,709,085
2.625%, 12/31/14	67,425,000	69,805,912
2.250%, 1/31/15	20,622,000	21,047,329
4.000%, 2/15/15	16,392,000	17,803,253
2.375%, 2/28/15	14,504,000	14,857,607
2.500%, 3/31/15	22,870,000	23,522,252
2.500%, 4/30/15	61,732,000	63,415,185
4.125%, 5/15/15	25,000,000	27,296,875
2.125%, 5/31/15	24,390,000	24,656,827
1.875%, 6/30/15	30,000,000	29,983,590
1.750%, 7/31/15	25,965,000	25,770,262
4.250%, 8/15/15	19,365,000	21,254,598
1.250%, 8/31/15	10,000,000	9,692,190
1.250%, 9/30/15	42,079,000	40,694,980
1.250%, 10/31/15	20,000,000	19,298,440
4.500%, 11/15/15	20,579,000	22,831,433
1.375%, 11/30/15	35,000,000	33,892,565
2.125%, 12/31/15	20,000,000	20,004,680
4.500%, 2/15/16	11,464,000	12,721,463
2.125%, 2/29/16	70,000,000	69,781,250
2.625%, 2/29/16	10,157,000	10,363,309
2.375%, 3/31/16	7,520,000	7,572,287
2.625%, 4/30/16	7,000,000	7,123,592
5.125%, 5/15/16	13,582,000	15,473,932
3.250%, 5/31/16	21,536,000	22,552,241
3.250%, 6/30/16	9,000,000	9,416,250
3.250%, 7/31/16	10,554,000	11,031,400
4.875%, 8/15/16	13,723,000	15,489,836
3.000%, 8/31/16	17,972,000	18,530,821
3.000%, 9/30/16	33,118,000	34,114,123
3.125%, 10/31/16	18,464,000	19,114,561
4.625%, 11/15/16	15,000,000	16,721,490
2.750%, 11/30/16	59,079,000	59,914,436
3.250%, 12/31/16	28,811,000	29,943,186
3.125%, 1/31/17	38,811,000	40,048,101
4.625%, 2/15/17	5,167,000	5,759,185
3.000%, 2/28/17	17,464,000	17,867,855
3.250%, 3/31/17	2,079,000	2,154,364
3.125%, 4/30/17	18,464,000	18,977,521
4.500%, 5/15/17	21,272,000	23,542,127
2.750%, 5/31/17	14,964,000	15,039,987
2.500%, 6/30/17	35,000,000	34,628,125
2.375%, 7/31/17	10,000,000	9,800,000
4.750%, 8/15/17	18,010,000	20,188,093
1.875%, 8/31/17	15,000,000	14,223,045
1.875%, 9/30/17	55,000,000	52,026,590
4.250%, 11/15/17	12,154,000	13,249,756
2.250%, 11/30/17	35,000,000	33,807,830
3.500%, 2/15/18	28,139,000	29,293,149
2.750%, 2/28/18	55,000,000	54,583,210
3.875%, 5/15/18	15,225,000	16,188,453
4.000%, 8/15/18	19,910,000	21,300,594
3.750%, 11/15/18	23,294,000	24,473,259
2.750%, 2/15/19	45,007,000	43,976,745
3.125%, 5/15/19	32,304,000	32,301,480
3.625%, 8/15/19	59,684,000	61,698,335
3.375%, 11/15/19	43,782,000	44,260,887
3.500%, 5/15/20	75,925,000	76,951,506
2.625%, 8/15/20	55,000,000	51,596,875
2.625%, 11/15/20	50,000,000	46,656,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 2/15/21	$20,000,000	$20,284,380

		3,578,741,626

Total Government Securities		4,610,925,368

Total Long-Term Debt Securities (98.5%) (Cost $6,611,658,522)		6,625,755,243

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	37,400
Freddie Mac
8.375%(l)*	17,000	28,900

Total Preferred Stocks (0.0%) (Cost $18,166)		66,300

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.7%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $317,558,305)	$317,558,305	$317,558,305

Total Investments (103.2%) (Cost $6,929,234,993)		6,943,379,848
Other Assets Less Liabilities (-3.2%)		(212,711,580)

Net Assets (100%)		$6,730,668,268

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $22,329,348 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

Glossary:

ABS — Asset-Backed Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$117,460,047	$—	$117,460,047
Consumer Staples	—	143,306,056	—	143,306,056
Energy	—	157,659,561	—	157,659,561
Financials	—	962,968,881	—	962,968,881
Health Care	—	115,767,397	—	115,767,397
Industrials	—	113,652,366	—	113,652,366
Information Technology	—	80,894,737	—	80,894,737
Materials	—	92,028,834	—	92,028,834
Telecommunication Services	—	103,280,580	—	103,280,580
Utilities	—	127,811,416	—	127,811,416
Government Securities
Agency ABS	—	296,528,542	—	296,528,542
Foreign Governments	—	142,612,232	—	142,612,232
Municipal Bonds	—	18,769,469	—	18,769,469
Supranational	—	184,632,206	—	184,632,206
U.S. Government Agencies	—	389,641,293	—	389,641,293
U.S. Treasuries	—	3,578,741,626	—	3,578,741,626
Preferred Stocks
Financials	66,300	—	—	66,300
Short-Term Investments	—	317,558,305	—	317,558,305

Total Assets	$66,300	$6,943,313,548	$—	$6,943,379,848

Total Liabilities	$—	$—	$—	$—

Total	$66,300	$6,943,313,548	$—	$6,943,379,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,844,768,586
Long-term U.S. Treasury securities	1,714,381,974

$3,559,150,560

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,438,553,071
Long-term U.S. Treasury securities	459,798,161

$3,898,351,232

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,849,111
Aggregate gross unrealized depreciation	(56,811,751)

Net unrealized appreciation	$12,037,360

Federal income tax cost of investments	$6,931,342,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.0%)
Automobiles (1.2%)
Harley-Davidson, Inc.	129,220	$5,490,558

Household Durables (0.2%)
Hunter Douglas N.V.	13,143	669,893

Internet & Catalog Retail (0.6%)
Expedia, Inc.	62,300	1,411,718
Liberty Media Corp. - Interactive*	76,590	1,228,504

		2,640,222

Media (0.5%)
Grupo Televisa S.A. (ADR)*	41,790	1,025,109
Liberty Media Corp. - Starz*	6,439	499,667
Walt Disney Co.	17,760	765,278

		2,290,054

Specialty Retail (2.5%)
Bed Bath & Beyond, Inc.*	161,920	7,815,878
CarMax, Inc.*	109,460	3,513,666

		11,329,544

Total Consumer Discretionary		22,420,271

Consumer Staples (15.3%)
Beverages (3.9%)
Coca-Cola Co.	127,600	8,466,260
Diageo plc (ADR)	56,825	4,331,201
Heineken Holding N.V.	97,567	4,690,185

		17,487,646

Food & Staples Retailing (7.6%)
Costco Wholesale Corp.	254,390	18,651,875
CVS Caremark Corp.	440,310	15,111,439

		33,763,314

Food Products (1.3%)
Kraft Foods, Inc., Class A	74,300	2,330,048
Nestle S.A. (Registered)	22,010	1,261,651
Unilever N.V. (N.Y. Shares)	65,700	2,060,352

		5,652,051

Household Products (1.3%)
Procter & Gamble Co.	92,330	5,687,528

Personal Products (0.1%)
Natura Cosmeticos S.A	23,000	647,885

Tobacco (1.1%)
Philip Morris International, Inc.	74,390	4,882,216

Total Consumer Staples		68,120,640

Energy (16.8%)
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	11,100	1,035,186
Transocean Ltd.*	39,894	3,109,737

		4,144,923

Oil, Gas & Consumable Fuels (15.9%)
Canadian Natural Resources Ltd.	299,290	14,793,905
China Coal Energy Co., Ltd., Class H	1,883,600	2,566,823
Devon Energy Corp.	179,560	16,478,221
EOG Resources, Inc.	143,370	16,990,779
Occidental Petroleum Corp.	167,190	17,469,683
OGX Petroleo e Gas Participacoes S.A.*	210,000	$2,517,196

		70,816,607

Total Energy		74,961,530

Financials (27.0%)
Capital Markets (6.9%)
Ameriprise Financial, Inc.	69,950	4,272,546
Bank of New York Mellon Corp.	599,170	17,897,208
Charles Schwab Corp.	14,000	252,420
GAM Holding Ltd.*	53,600	1,018,313
Goldman Sachs Group, Inc.	14,160	2,243,935
Julius Baer Group Ltd.	116,500	5,055,732

		30,740,154

Commercial Banks (4.3%)
Wells Fargo & Co.	611,427	19,382,236

Consumer Finance (4.2%)
American Express Co.	415,305	18,771,786

Diversified Financial Services (0.5%)
Bank of America Corp.	29,164	388,756
JPMorgan Chase & Co.	14,200	654,620
Moody’s Corp.	33,938	1,150,837

		2,194,213

Insurance (10.0%)
ACE Ltd.	34,990	2,263,853
Aon Corp.	9,080	480,877
Berkshire Hathaway, Inc., Class B*	111,800	9,349,834
Everest Reinsurance Group Ltd.	14,475	1,276,406
Fairfax Financial Holdings Ltd.	5,650	2,135,051
Loews Corp.	334,591	14,417,526
Markel Corp.*	1,062	440,146
Progressive Corp.	490,939	10,373,541
Transatlantic Holdings, Inc.	80,593	3,922,461

		44,659,695

Real Estate Management & Development (1.1%)
Brookfield Asset Management, Inc., Class A	56,716	1,841,001
Hang Lung Group Ltd.	502,000	3,107,430

		4,948,431

Total Financials		120,696,515

Health Care (12.6%)
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	72,300	3,887,571
Becton, Dickinson and Co.	45,400	3,614,748

		7,502,319

Health Care Providers & Services (2.0%)
Express Scripts, Inc.*	160,360	8,917,620

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.*	110,462	4,946,488

Pharmaceuticals (7.8%)
Johnson & Johnson	161,940	9,594,945
Merck & Co., Inc.	369,738	12,205,052
Pfizer, Inc.	285,900	5,806,629
Roche Holding AG	51,100	7,299,205

		34,905,831

Total Health Care		56,272,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (5.2%)
Aerospace & Defense (0.7%)
Lockheed Martin Corp.	38,650	$3,107,460

Commercial Services & Supplies (1.8%)
Iron Mountain, Inc.	256,686	8,016,304

Industrial Conglomerates (0.7%)
Tyco International Ltd.	68,267	3,056,313

Marine (0.8%)
China Shipping Development Co., Ltd., Class H	879,000	987,647
Kuehne + Nagel International AG (Registered)	19,551	2,735,224

		3,722,871

Transportation Infrastructure (1.2%)
China Merchants Holdings International Co., Ltd.	1,142,936	4,826,793
LLX Logistica S.A.*	84,470	259,725
PortX Operacoes Portuarias S.A.*	97,270	228,779

		5,315,297

Total Industrials		23,218,245

Information Technology (5.5%)
Computers & Peripherals (0.8%)
Hewlett-Packard Co.	86,840	3,557,835

Internet Software & Services (0.9%)
Google, Inc., Class A*	7,075	4,147,436

IT Services (0.3%)
Visa, Inc., Class A	14,920	1,098,410

Semiconductors & Semiconductor Equipment (1.9%)
Texas Instruments, Inc.	242,200	8,370,432

Software (1.6%)
Activision Blizzard, Inc.	189,100	2,074,427
Microsoft Corp.	203,861	5,169,915

		7,244,342

Total Information Technology		24,418,455

Materials (8.1%)
Chemicals (3.0%)
Air Products & Chemicals, Inc.	24,090	2,172,436
Monsanto Co.	86,080	6,220,141
Potash Corp. of Saskatchewan, Inc.	56,589	3,334,790
Praxair, Inc.	16,600	1,686,560

		13,413,927

Construction Materials (0.6%)
Martin Marietta Materials, Inc.	14,520	1,302,008
Vulcan Materials Co.	27,345	1,246,932

		2,548,940

Containers & Packaging (1.9%)
Sealed Air Corp.	312,722	8,337,168

Metals & Mining (1.0%)
BHP Billiton plc	51,550	2,034,334
Rio Tinto plc	33,138	2,327,876

		4,362,210

Paper & Forest Products (1.6%)
Sino-Forest Corp.*	272,090	7,100,441
Sino-Forest Corp. (ADR)*§	6,800	$177,452

		7,277,893

Total Materials		35,940,138

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V. (ADR)	41,600	2,416,960

Total Telecommunication Services		2,416,960

Total Common Stocks (96.0%) (Cost $335,100,370)		428,465,012

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Materials (0.5%)
Paper & Forest Products (0.5%)
Sino-Forest Corp.
5.000%, 8/1/13(b)§	$1,664,000	2,340,000

Total Materials		2,340,000

Total Convertible Bonds		2,340,000

Total Long-Term Debt Securities (0.5%) (Cost $1,664,000)		2,340,000

SHORT-TERM INVESTMENT:
Commercial Paper (3.7%)
Intesa Funding LLC
0.15%, 4/1/11 (p)
(Cost $16,580,000)	$16,580,000	$16,579,930

Total Investments (100.2%) (Cost $353,344,370)		447,384,942
Other Assets Less Liabilities (-0.2%)		(1,099,132)

Net Assets (100%)		$446,285,810

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $2,517,452 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,750,378	$669,893	$—	$22,420,271
Consumer Staples	62,168,804	5,951,836	—	68,120,640
Energy	72,394,707	2,566,823	—	74,961,530
Financials	111,515,040	9,181,475	—	120,696,515
Health Care	48,973,053	7,299,205	—	56,272,258
Industrials	14,668,581	8,549,664	—	23,218,245
Information Technology	24,418,455	—	—	24,418,455
Materials	31,577,928	4,362,210	—	35,940,138
Telecommunication Services	2,416,960	—	—	2,416,960
Convertible Bonds
Materials	—	2,340,000	—	2,340,000
Short-Term Investments	—	16,579,930	—	16,579,930

Total Assets	$389,883,906	$57,501,036	$—	$447,384,942

Total Liabilities	$—	$—	$—	$—

Total	$389,883,906	$57,501,036	$—	$447,384,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,523,218
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$19,169,073
As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$82,175,855
Aggregate gross unrealized depreciation	(3,613,632)

Net unrealized appreciation	$78,562,223

Federal income tax cost of investments	$368,822,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.3%)
Goodyear Tire & Rubber Co.*	61,850	$926,513
Johnson Controls, Inc.	171,900	7,145,883

		8,072,396

Automobiles (0.5%)
Ford Motor Co.*	955,248	14,242,748
Harley-Davidson, Inc.	60,050	2,551,524

		16,794,272

Distributors (0.1%)
Genuine Parts Co.	40,200	2,156,328

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	32,350	1,349,318
DeVry, Inc.	15,880	874,512
H&R Block, Inc.	78,650	1,316,601

		3,540,431

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	109,800	4,211,928
Darden Restaurants, Inc.	35,250	1,731,833
International Game Technology	76,000	1,233,480
Marriott International, Inc., Class A .	73,327	2,608,975
McDonald’s Corp.	269,400	20,498,646
Starbucks Corp.	188,900	6,979,855
Starwood Hotels & Resorts Worldwide, Inc.	48,600	2,824,632
Wyndham Worldwide Corp.	44,545	1,416,976
Wynn Resorts Ltd.	19,279	2,453,253
Yum! Brands, Inc.	119,480	6,138,882

		50,098,460

Household Durables (0.4%)
D.R. Horton, Inc.	71,550	833,557
Fortune Brands, Inc.	38,950	2,410,615
Harman International Industries, Inc.	17,700	828,714
Leggett & Platt, Inc.	37,250	912,625
Lennar Corp., Class A	40,500	733,860
Newell Rubbermaid, Inc.	73,976	1,415,161
Pulte Group, Inc.*	85,707	634,232
Stanley Black & Decker, Inc.	42,296	3,239,874
Whirlpool Corp.	19,366	1,653,082

		12,661,720

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	90,450	16,292,758
Expedia, Inc.	51,519	1,167,421
Netflix, Inc.*	11,100	2,634,363
priceline.com, Inc.*	12,606	6,384,183

		26,478,725

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	34,708	1,625,723
Mattel, Inc.	91,450	2,279,848

		3,905,571

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A	61,200	2,118,132
CBS Corp., Class B	173,600	4,346,944
Comcast Corp., Class A	711,350	17,584,572
DIRECTV, Class A*	216,410	10,127,988
Discovery Communications, Inc., Class A*	72,516	2,893,388
Gannett Co., Inc.	60,850	926,746
Interpublic Group of Cos., Inc.	124,526	1,565,292
McGraw-Hill Cos., Inc.	78,300	$3,085,020
News Corp., Class A	582,200	10,223,432
Omnicom Group, Inc.	72,400	3,551,944
Scripps Networks Interactive, Inc., Class A	22,961	1,150,116
Time Warner Cable, Inc.	90,697	6,470,324
Time Warner, Inc.	282,800	10,095,960
Viacom, Inc., Class B	154,100	7,168,732
Walt Disney Co.	482,800	20,803,852
Washington Post Co., Class B	1,450	634,462

		102,746,904

Multiline Retail (0.7%)
Big Lots, Inc.*	19,250	836,028
Family Dollar Stores, Inc.	32,050	1,644,806
J.C. Penney Co., Inc.	60,250	2,163,577
Kohl’s Corp.	74,500	3,951,480
Macy’s, Inc.	107,972	2,619,401
Nordstrom, Inc.	42,900	1,925,352
Sears Holdings Corp.*	11,262	930,804
Target Corp.	180,500	9,026,805

		23,098,253

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	22,434	1,316,876
AutoNation, Inc.*	16,139	570,836
AutoZone, Inc.*	7,000	1,914,920
Bed Bath & Beyond, Inc.*	66,050	3,188,234
Best Buy Co., Inc.	84,175	2,417,506
CarMax, Inc.*	57,246	1,837,597
GameStop Corp., Class A*	38,513	867,313
Gap, Inc.	111,975	2,537,353
Home Depot, Inc.	417,808	15,483,964
Limited Brands, Inc.	67,407	2,216,342
Lowe’s Cos., Inc.	351,850	9,299,395
O’Reilly Automotive, Inc.*	35,614	2,046,380
RadioShack Corp.	26,950	404,520
Ross Stores, Inc.	30,700	2,183,384
Staples, Inc.	184,325	3,579,592
Tiffany & Co.	32,200	1,978,368
TJX Cos., Inc.	100,900	5,017,757
Urban Outfitters, Inc.*	32,808	978,663

		57,839,000

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	75,550	3,931,622
NIKE, Inc., Class B	97,450	7,376,965
Polo Ralph Lauren Corp.	16,550	2,046,408
VF Corp.	22,100	2,177,513

		15,532,508

Total Consumer Discretionary		322,924,568

Consumer Staples (10.2%)
Beverages (2.4%)
Brown-Forman Corp., Class B	26,450	1,806,535
Coca-Cola Co.	592,033	39,281,389
Coca-Cola Enterprises, Inc.	86,350	2,357,355
Constellation Brands, Inc., Class A*	45,450	921,726
Dr. Pepper Snapple Group, Inc.	57,925	2,152,493
Molson Coors Brewing Co., Class B	40,300	1,889,667
PepsiCo, Inc.	404,153	26,031,495

		74,440,660

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	110,250	8,083,530
CVS Caremark Corp.	346,445	11,889,992
Kroger Co.	162,600	3,897,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	95,050	$2,237,477
SUPERVALU, Inc.	54,079	482,926
Sysco Corp.	149,100	4,130,070
Walgreen Co.	236,050	9,475,047
Wal-Mart Stores, Inc.	499,497	25,998,819
Whole Foods Market, Inc.	37,450	2,467,955

		68,663,338

Food Products (1.7%)
Archer-Daniels-Midland Co.	162,916	5,866,605
Campbell Soup Co.	48,800	1,615,768
ConAgra Foods, Inc.	112,050	2,661,187
Dean Foods Co.*	46,360	463,600
General Mills, Inc.	163,200	5,964,960
H.J. Heinz Co.	81,800	3,993,476
Hershey Co.	39,400	2,141,390
Hormel Foods Corp.	35,258	981,583
J.M. Smucker Co.	30,447	2,173,611
Kellogg Co.	64,800	3,497,904
Kraft Foods, Inc., Class A	445,331	13,965,580
McCormick & Co., Inc. (Non-Voting)	33,900	1,621,437
Mead Johnson Nutrition Co.	52,200	3,023,946
Sara Lee Corp.	162,900	2,878,443
Tyson Foods, Inc., Class A	75,950	1,457,481

		52,306,971

Household Products (2.0%)
Clorox Co.	35,550	2,490,989
Colgate-Palmolive Co.	123,100	9,941,556
Kimberly-Clark Corp.	103,994	6,787,688
Procter & Gamble Co.	713,705	43,964,228

		63,184,461

Personal Products (0.2%)
Avon Products, Inc.	109,350	2,956,824
Estee Lauder Cos., Inc., Class A	29,000	2,794,440

		5,751,264

Tobacco (1.7%)
Altria Group, Inc.	532,300	13,855,769
Lorillard, Inc.	38,174	3,626,912
Philip Morris International, Inc.	462,600	30,360,438
Reynolds American, Inc.	86,200	3,062,686

		50,905,805

Total Consumer Staples		315,252,499

Energy (13.2%)
Energy Equipment & Services (2.5%)
Baker Hughes, Inc.	109,957	8,074,143
Cameron International Corp.*	61,824	3,530,150
Diamond Offshore Drilling, Inc.	17,747	1,378,942
FMC Technologies, Inc.*	30,580	2,889,198
Halliburton Co.	231,850	11,555,404
Helmerich & Payne, Inc.	27,019	1,855,935
Nabors Industries Ltd.*	72,700	2,208,626
National Oilwell Varco, Inc.	106,997	8,481,652
Noble Corp.	65,180	2,973,512
Rowan Cos., Inc.*	32,200	1,422,596
Schlumberger Ltd.	347,938	32,448,698

		76,818,856

Oil, Gas & Consumable Fuels (10.7%)
Anadarko Petroleum Corp.	126,394	10,354,196
Apache Corp.	97,430	12,755,536
Cabot Oil & Gas Corp.	26,484	1,402,857
Chesapeake Energy Corp.	166,700	5,587,784
Chevron Corp.	513,134	55,125,986
ConocoPhillips	374,584	29,914,278
Consol Energy, Inc.	57,600	3,089,088
Denbury Resources, Inc.*	101,852	$2,485,189
Devon Energy Corp.	110,100	10,103,877
El Paso Corp.	179,496	3,230,928
EOG Resources, Inc.	64,800	7,679,448
EQT Corp.	37,967	1,894,553
Exxon Mobil Corp.#	1,276,204	107,367,043
Hess Corp.	76,550	6,522,825
Marathon Oil Corp.	181,014	9,649,856
Massey Energy Co.	26,006	1,777,770
Murphy Oil Corp.	49,100	3,604,922
Newfield Exploration Co.*	34,100	2,591,941
Noble Energy, Inc.	44,653	4,315,712
Occidental Petroleum Corp.	207,200	21,650,328
Peabody Energy Corp.	68,750	4,947,250
Pioneer Natural Resources Co.	29,629	3,019,788
QEP Resources, Inc.	44,739	1,813,719
Range Resources Corp.	40,769	2,383,356
Southwestern Energy Co.*	88,443	3,800,396
Spectra Energy Corp.	165,256	4,491,658
Sunoco, Inc.	30,700	1,399,613
Tesoro Corp.*	36,454	978,061
Valero Energy Corp.	144,335	4,304,070
Williams Cos., Inc.	149,100	4,648,938

		332,890,966

Total Energy		409,709,822

Financials (15.7%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.	63,957	3,906,494
Bank of New York Mellon Corp.	316,219	9,445,462
BlackRock, Inc.	12,248	2,461,970
Charles Schwab Corp.	252,805	4,558,074
E*TRADE Financial Corp.*	56,290	879,813
Federated Investors, Inc., Class B	23,351	624,639
Franklin Resources, Inc.	37,117	4,642,594
Goldman Sachs Group, Inc.	130,392	20,663,220
Invesco Ltd.	117,751	3,009,716
Janus Capital Group, Inc.	46,832	583,995
Legg Mason, Inc.	38,963	1,406,175
Morgan Stanley	385,713	10,537,679
Northern Trust Corp.	61,700	3,131,275
State Street Corp.	128,020	5,753,219
T. Rowe Price Group, Inc.	65,386	4,342,938

		75,947,263

Commercial Banks (2.9%)
BB&T Corp.	176,850	4,854,533
Comerica, Inc.	44,950	1,650,564
Fifth Third Bancorp	233,917	3,246,768
First Horizon National Corp.	66,496	745,420
Huntington Bancshares, Inc./Ohio	220,088	1,461,384
KeyCorp	224,450	1,993,116
M&T Bank Corp.	30,450	2,693,911
Marshall & Ilsley Corp.	134,550	1,075,055
PNC Financial Services Group, Inc.	134,079	8,445,636
Regions Financial Corp.	320,202	2,324,667
SunTrust Banks, Inc.	127,400	3,674,216
U.S. BanCorp.	489,095	12,926,781
Wells Fargo & Co.	1,338,253	42,422,620
Zions BanCorp.	45,300	1,044,618

		88,559,289

Consumer Finance (0.8%)
American Express Co.	267,010	12,068,852
Capital One Financial Corp.	116,506	6,053,652
Discover Financial Services	138,771	3,347,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*	134,292	$2,054,668

		23,524,328

Diversified Financial Services (4.1%)
Bank of America Corp.	2,571,474	34,277,748
Citigroup, Inc.*	7,407,148	32,739,594
CME Group, Inc.	17,123	5,163,441
IntercontinentalExchange, Inc.*	18,647	2,303,650
JPMorgan Chase & Co.	1,025,241	47,263,610
Leucadia National Corp.	50,242	1,886,085
Moody’s Corp.	51,876	1,759,115
NASDAQ OMX Group, Inc.*	37,923	979,930
NYSE Euronext	66,521	2,339,544

		128,712,717

Insurance (3.8%)
ACE Ltd.	86,527	5,598,297
Aflac, Inc.	120,200	6,344,156
Allstate Corp.	137,176	4,359,453
American International Group, Inc.*	36,566	1,284,929
Aon Corp.	84,125	4,455,260
Assurant, Inc.	25,480	981,235
Berkshire Hathaway, Inc., Class B*	441,282	36,904,414
Chubb Corp.	77,800	4,769,918
Cincinnati Financial Corp.	41,463	1,359,986
Genworth Financial, Inc., Class A*	124,770	1,679,404
Hartford Financial Services Group, Inc.	113,300	3,051,169
Lincoln National Corp.	80,728	2,425,069
Loews Corp.	80,597	3,472,925
Marsh & McLennan Cos., Inc.	138,550	4,130,176
MetLife, Inc.	268,699	12,018,906
Principal Financial Group, Inc.	81,600	2,620,176
Progressive Corp.	169,150	3,574,139
Prudential Financial, Inc.	123,800	7,623,604
Torchmark Corp.	20,450	1,359,516
Travelers Cos., Inc.	110,774	6,588,838
Unum Group	80,770	2,120,213
XL Group plc	82,400	2,027,040

		118,748,823

Real Estate Investment Trusts (REITs) (1.5%)
Apartment Investment & Management Co. (REIT), Class A	29,763	758,064
AvalonBay Communities, Inc. (REIT)	21,744	2,611,020
Boston Properties, Inc. (REIT)	35,700	3,386,145
Equity Residential (REIT)	72,500	4,089,725
HCP, Inc. (REIT)	92,868	3,523,412
Health Care REIT, Inc.	43,343	2,272,907
Host Hotels & Resorts, Inc. (REIT)	169,789	2,989,984
Kimco Realty Corp. (REIT)	103,470	1,897,640
Plum Creek Timber Co., Inc. (REIT)	41,150	1,794,551
ProLogis (REIT)	145,050	2,317,899
Public Storage (REIT)	35,600	3,948,396
Simon Property Group, Inc. (REIT)	74,705	8,005,388
Ventas, Inc. (REIT)	40,040	2,174,172
Vornado Realty Trust (REIT)	41,505	3,631,687
Weyerhaeuser Co. (REIT)	136,569	3,359,597

		46,760,587

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	74,050	1,977,135

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	134,214	1,299,191
People’s United Financial, Inc.	93,993	$1,182,432

		2,481,623

Total Financials		486,711,765

Health Care (10.9%)
Biotechnology (1.1%)
Amgen, Inc.*	240,854	12,873,646
Biogen Idec, Inc.*	60,789	4,461,305
Celgene Corp.*	120,000	6,903,600
Cephalon, Inc.*	19,193	1,454,446
Gilead Sciences, Inc.*	207,000	8,785,080

		34,478,077

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	148,600	7,990,222
Becton, Dickinson and Co.	58,600	4,665,732
Boston Scientific Corp.*	387,556	2,786,528
C.R. Bard, Inc.	21,750	2,159,993
CareFusion Corp.*	56,787	1,601,393
Covidien plc	127,896	6,642,918
DENTSPLY International, Inc.	36,230	1,340,148
Edwards Lifesciences Corp.*	29,529	2,569,023
Intuitive Surgical, Inc.*	10,063	3,355,608
Medtronic, Inc.	275,300	10,833,055
St. Jude Medical, Inc.	87,422	4,481,252
Stryker Corp.	87,050	5,292,640
Varian Medical Systems, Inc.*	30,338	2,052,062
Zimmer Holdings, Inc.*	50,350	3,047,685

		58,818,259

Health Care Providers & Services (2.1%)
Aetna, Inc.	102,022	3,818,683
AmerisourceBergen Corp.	70,400	2,785,024
Cardinal Health, Inc.	89,975	3,700,672
CIGNA Corp.	69,050	3,057,534
Coventry Health Care, Inc.*	37,850	1,207,036
DaVita, Inc.*	24,794	2,120,135
Express Scripts, Inc.*	134,400	7,473,984
Humana, Inc.*	42,950	3,003,923
Laboratory Corp. of America Holdings*	25,900	2,386,167
McKesson Corp.	64,531	5,101,176
Medco Health Solutions, Inc.*	108,172	6,074,940
Patterson Cos., Inc.	24,600	791,874
Quest Diagnostics, Inc.	39,550	2,282,826
Tenet Healthcare Corp.*	123,800	922,310
UnitedHealth Group, Inc.	280,400	12,674,080
WellPoint, Inc.	100,350	7,003,426

		64,403,790

Health Care Technology (0.1%)
Cerner Corp.*	18,223	2,026,398

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.*	88,323	3,955,104
Life Technologies Corp.*	47,606	2,495,506
PerkinElmer, Inc.	30,000	788,100
Thermo Fisher Scientific, Inc.*	101,300	5,627,215
Waters Corp.*	23,300	2,024,770

		14,890,695

Pharmaceuticals (5.2%)
Abbott Laboratories, Inc.	394,150	19,333,058
Allergan, Inc.	78,400	5,567,968
Bristol-Myers Squibb Co.	436,373	11,533,338
Eli Lilly and Co.	258,760	9,100,589
Forest Laboratories, Inc.*	72,800	2,351,440
Hospira, Inc.*	42,610	2,352,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	700,260	$41,490,405
Merck & Co., Inc.	785,517	25,929,916
Mylan, Inc.*	110,950	2,515,237
Pfizer, Inc.	2,042,294	41,478,991
Watson Pharmaceuticals, Inc.*	31,950	1,789,519

		163,442,533

Total Health Care		338,059,752

Industrials (11.2%)
Aerospace & Defense (2.8%)
Boeing Co.	187,074	13,830,381
General Dynamics Corp.	96,300	7,372,728
Goodrich Corp.	31,950	2,732,684
Honeywell International, Inc.	198,912	11,877,036
Huntington Ingalls Industries, Inc.*	12,412	515,084
ITT Corp.	46,800	2,810,340
L-3 Communications Holdings, Inc.	28,900	2,263,159
Lockheed Martin Corp.	75,308	6,054,763
Northrop Grumman Corp.	74,470	4,670,014
Precision Castparts Corp.	36,350	5,349,993
Raytheon Co.	92,950	4,728,366
Rockwell Collins, Inc.	39,950	2,589,958
Textron, Inc.	70,000	1,917,300
United Technologies Corp.	235,500	19,935,075

		86,646,881

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	42,352	3,139,554
Expeditors International of Washington, Inc.	54,148	2,714,981
FedEx Corp.	80,210	7,503,645
United Parcel Service, Inc., Class B	252,150	18,739,788

		32,097,968

Airlines (0.1%)
Southwest Airlines Co.	190,418	2,404,979

Building Products (0.0%)
Masco Corp.	91,350	1,271,592

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	27,500	1,153,900
Cintas Corp.	32,150	973,181
Iron Mountain, Inc.	50,997	1,592,636
Pitney Bowes, Inc.	51,800	1,330,742
R.R. Donnelley & Sons Co.	52,600	995,192
Republic Services, Inc.	78,301	2,352,162
Stericycle, Inc.*	21,815	1,934,336
Waste Management, Inc.	121,256	4,527,699

		14,859,848

Construction & Engineering (0.2%)
Fluor Corp.	45,600	3,358,896
Jacobs Engineering Group, Inc.*	32,114	1,651,623
Quanta Services, Inc.*	54,900	1,231,407

		6,241,926

Electrical Equipment (0.5%)
Emerson Electric Co.	191,900	11,212,717
Rockwell Automation, Inc.	36,150	3,421,598
Roper Industries, Inc.	24,155	2,088,441

		16,722,756

Industrial Conglomerates (2.5%)
3M Co.	182,300	17,045,050
General Electric Co.	2,716,683	54,469,494
Tyco International Ltd.	124,736	5,584,431

		77,098,975

Machinery (2.4%)
Caterpillar, Inc.	161,900	18,027,565
Cummins, Inc.	50,500	5,535,810
Danaher Corp.	136,700	7,094,730
Deere & Co.	108,100	10,473,809
Dover Corp.	47,600	3,129,224
Eaton Corp.	85,800	4,756,752
Flowserve Corp.	14,297	1,841,454
Illinois Tool Works, Inc.	126,495	6,795,311
Ingersoll-Rand plc	82,615	3,991,131
Joy Global, Inc.	26,400	2,608,584
PACCAR, Inc.	92,950	4,865,932
Pall Corp.	29,350	1,690,854
Parker Hannifin Corp.	41,200	3,900,816
Snap-On, Inc.	14,800	888,888

		75,600,860

Professional Services (0.1%)
Dun & Bradstreet Corp.	12,756	1,023,541
Equifax, Inc.	31,450	1,221,833
Robert Half International, Inc.	37,500	1,147,500

		3,392,874

Road & Rail (0.9%)
CSX Corp.	95,400	7,498,440
Norfolk Southern Corp.	92,650	6,417,865
Ryder System, Inc.	13,200	667,920
Union Pacific Corp.	125,800	12,369,914

		26,954,139

Trading Companies & Distributors (0.2%)
Fastenal Co.	37,583	2,436,506
W.W. Grainger, Inc.	14,800	2,037,664

		4,474,170

Total Industrials		347,766,968

Information Technology (18.0%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	1,413,250	24,237,237
F5 Networks, Inc.*	20,600	2,112,942
Harris Corp.	32,684	1,621,126
JDS Uniphase Corp.*	56,750	1,182,670
Juniper Networks, Inc.*	133,400	5,613,472
Motorola Mobility Holdings, Inc.*	74,787	1,824,803
Motorola Solutions, Inc.*	85,514	3,821,621
QUALCOMM, Inc.	412,500	22,617,375
Tellabs, Inc.	94,050	492,822

		63,524,068

Computers & Peripherals (4.3%)
Apple, Inc.*	233,900	81,502,455
Dell, Inc.*	428,102	6,211,760
EMC Corp.*	525,300	13,946,715
Hewlett-Packard Co.	559,629	22,928,000
Lexmark International, Inc., Class A*	20,050	742,652
NetApp, Inc.*	92,100	4,437,378
SanDisk Corp.*	59,750	2,753,877
Western Digital Corp.*	58,520	2,182,211

		134,705,048

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	44,556	2,423,401
Corning, Inc.	398,492	8,220,890
FLIR Systems, Inc.	40,397	1,398,140
Jabil Circuit, Inc.	49,950	1,020,479
Molex, Inc.	35,200	884,224

		13,947,134

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	46,458	1,765,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.*	292,450	$9,077,648
Google, Inc., Class A*	63,667	37,322,232
Monster Worldwide, Inc.*	33,150	527,085
VeriSign, Inc.	43,850	1,587,809
Yahoo!, Inc.*	332,297	5,532,745

		55,812,923

IT Services (3.1%)
Automatic Data Processing, Inc.	125,750	6,452,233
Cognizant Technology Solutions Corp., Class A*	77,400	6,300,360
Computer Sciences Corp.	39,400	1,919,962
Fidelity National Information Services, Inc.	67,499	2,206,542
Fiserv, Inc.*	37,950	2,380,224
International Business Machines Corp.	316,801	51,660,739
Mastercard, Inc., Class A	24,693	6,215,722
Paychex, Inc.	82,075	2,573,872
SAIC, Inc.*	74,800	1,265,616
Teradata Corp.*	42,655	2,162,608
Total System Services, Inc.	41,525	748,281
Visa, Inc., Class A	124,273	9,148,978
Western Union Co.	167,149	3,471,685

		96,506,822

Office Electronics (0.1%)
Xerox Corp.	353,696	3,766,862

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	146,000	1,255,600
Altera Corp.	79,700	3,508,394
Analog Devices, Inc.	76,150	2,998,787
Applied Materials, Inc.	340,600	5,320,172
Broadcom Corp., Class A	116,050	4,570,049
First Solar, Inc.*	13,800	2,219,592
Intel Corp.	1,422,250	28,686,783
KLA-Tencor Corp.	42,550	2,015,593
Linear Technology Corp.	57,450	1,932,044
LSI Corp.*	157,200	1,068,960
MEMC Electronic Materials, Inc.*	57,971	751,304
Microchip Technology, Inc.	47,636	1,810,644
Micron Technology, Inc.*	218,450	2,503,437
National Semiconductor Corp.	61,000	874,740
Novellus Systems, Inc.*	23,000	853,990
NVIDIA Corp.*	148,050	2,733,003
Teradyne, Inc.*	46,250	823,713
Texas Instruments, Inc.	299,331	10,344,879
Xilinx, Inc.	66,050	2,166,440

		76,438,124

Software (3.6%)
Adobe Systems, Inc.*	129,650	4,299,194
Autodesk, Inc.*	57,950	2,556,175
BMC Software, Inc.*	45,250	2,250,735
CA, Inc.	97,825	2,365,408
Citrix Systems, Inc.*	47,850	3,515,061
Compuware Corp.*	55,750	643,912
Electronic Arts, Inc.*	84,550	1,651,262
Intuit, Inc.*	71,300	3,786,030
Microsoft Corp.	1,919,673	48,682,907
Novell, Inc.*	89,550	531,032
Oracle Corp.	986,997	32,936,090
Red Hat, Inc.*	48,610	2,206,408
Salesforce.com, Inc.*	30,218	4,036,520
Symantec Corp.*	197,890	$3,668,881

		113,129,615

Total Information Technology		557,830,596

Materials (3.6%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	54,650	4,928,337
Airgas, Inc.	19,059	1,265,899
CF Industries Holdings, Inc.	18,145	2,482,055
Dow Chemical Co.	295,901	11,170,263
E.I. du Pont de Nemours & Co.	232,800	12,797,016
Eastman Chemical Co.	18,450	1,832,454
Ecolab, Inc.	59,131	3,016,864
FMC Corp.	18,530	1,573,753
International Flavors & Fragrances, Inc.	20,400	1,270,920
Monsanto Co.	136,748	9,881,410
PPG Industries, Inc.	41,600	3,960,736
Praxair, Inc.	78,150	7,940,040
Sherwin-Williams Co.	22,850	1,919,171
Sigma-Aldrich Corp.	30,950	1,969,658

		66,008,576

Construction Materials (0.0%)
Vulcan Materials Co.	32,700	1,491,120

Containers & Packaging (0.2%)
Ball Corp.	45,000	1,613,250
Bemis Co., Inc.	27,550	903,915
Owens-Illinois, Inc.*	41,682	1,258,380
Sealed Air Corp.	40,634	1,083,302

		4,858,847

Metals & Mining (1.2%)
AK Steel Holding Corp.	27,998	441,809
Alcoa, Inc.	260,398	4,596,025
Allegheny Technologies, Inc.	25,150	1,703,158
Cliffs Natural Resources, Inc.	34,600	3,400,488
Freeport-McMoRan Copper & Gold, Inc.	240,088	13,336,888
Newmont Mining Corp.	125,700	6,860,706
Nucor Corp.	80,450	3,702,309
Titanium Metals Corp.*	22,883	425,166
United States Steel Corp.	36,600	1,974,204

		36,440,753

Paper & Forest Products (0.1%)
International Paper Co.	111,535	3,366,126
MeadWestvaco Corp.	42,859	1,299,914

		4,666,040

Total Materials		113,465,336

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,506,900	46,111,140
CenturyLink, Inc.	77,300	3,211,815
Frontier Communications Corp.	253,390	2,082,865
Qwest Communications International, Inc.	444,293	3,034,521
Verizon Communications, Inc.	720,696	27,775,624
Windstream Corp.	123,286	1,586,691

		83,802,656

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	101,742	5,272,271
MetroPCS Communications, Inc.*	66,850	1,085,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	761,591	$3,533,782

		9,891,697

Total Telecommunication Services		93,694,353

Utilities (3.1%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	122,430	4,302,190
Duke Energy Corp.	337,662	6,128,565
Edison International	83,000	3,036,970
Entergy Corp.	46,150	3,101,742
Exelon Corp.	168,650	6,955,126
FirstEnergy Corp.	106,632	3,954,981
NextEra Energy, Inc.	106,050	5,845,476
Northeast Utilities	44,924	1,554,370
Pepco Holdings, Inc.	57,155	1,065,941
Pinnacle West Capital Corp.	27,700	1,185,283
PPL Corp.	123,188	3,116,656
Progress Energy, Inc.	74,650	3,444,351
Southern Co.	213,850	8,149,824

		51,841,475

Gas Utilities (0.1%)
Nicor, Inc.	11,650	625,605
Oneok, Inc.	27,157	1,816,260

		2,441,865

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	168,700	2,193,100
Constellation Energy Group, Inc.	50,900	1,584,517
NRG Energy, Inc.*	62,968	1,356,331

		5,133,948

Multi-Utilities (1.2%)
Ameren Corp.	61,150	1,716,480
CenterPoint Energy, Inc.	107,850	1,893,846
CMS Energy Corp.	62,300	1,223,572
Consolidated Edison, Inc.	74,050	3,755,816
Dominion Resources, Inc.	148,046	6,617,656
DTE Energy Co.	43,150	2,112,624
Integrys Energy Group, Inc.	19,824	1,001,310
NiSource, Inc.	70,959	1,360,994
PG&E Corp.	100,000	4,418,000
Public Service Enterprise Group, Inc.	129,000	4,064,790
SCANA Corp.	28,811	1,134,289
Sempra Energy	61,222	3,275,377
TECO Energy, Inc.	54,700	1,026,172
Wisconsin Energy Corp.	59,604	1,817,922
Xcel Energy, Inc.	117,245	2,800,983

		38,219,831

Total Utilities		97,637,119

Total Common Stocks (99.3%) (Cost $2,590,796,886)		3,083,052,778

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $20,393,742)	$20,393,742	$20,393,742

Total Investments (100.0%) (Cost $2,611,190,628)		$3,103,446,520
Other Assets Less Liabilities (0.0%)		955,354

Net Assets (100%)		$3,104,401,874

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,891,010.

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	248	June-11	$15,898,456	$16,380,400	$481,944

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$322,924,568	$—	$—	$322,924,568
Consumer Staples	315,252,499	—	—	315,252,499
Energy	409,709,822	—	—	409,709,822
Financials	486,711,765	—	—	486,711,765
Health Care	338,059,752	—	—	338,059,752
Industrials	347,766,968	—	—	347,766,968
Information Technology	557,830,596	—	—	557,830,596
Materials	113,465,336	—	—	113,465,336
Telecommunication Services	93,694,353	—	—	93,694,353
Utilities	97,637,119	—	—	97,637,119
Futures	481,944	—	—	481,944
Short-Term Investments	—	20,393,742	—	20,393,742

Total Assets	$3,083,534,722	$20,393,742	$—	$3,103,928,464

Total Liabilities	$—	$—	$—	$—

Total	$3,083,534,722	$20,393,742	$—	$3,103,928,464

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$21,766,136
Net Proceeds of Sales and Redemptions:
Stocks	$74,949,101
As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$856,211,851
Aggregate gross unrealized depreciation	(441,020,859)

Net unrealized appreciation	$415,190,992

Federal income tax cost of investments	$2,688,255,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.9%)
Autoliv, Inc.	4,516	$335,223
BorgWarner, Inc.*	56,150	4,474,593
Federal-Mogul Corp.*	700	17,430
Gentex Corp.	21,722	657,090
Goodyear Tire & Rubber Co.*	37,856	567,083
Johnson Controls, Inc.	228,060	9,480,454
Lear Corp.	4,896	239,268
TRW Automotive Holdings Corp.*	8,285	456,338

		16,227,479

Automobiles (1.2%)
Ford Motor Co.*	826,263	12,319,581
General Motors Co.*	233,700	7,251,711
Harley-Davidson, Inc.	36,682	1,558,618
Tesla Motors, Inc.*	60,958	1,688,537
Thor Industries, Inc.	5,212	173,924

		22,992,371

Distributors (0.0%)
LKQ Corp.*	22,254	536,321

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	19,042	794,242
Career Education Corp.*	9,617	218,498
DeVry, Inc.	9,924	546,515
Education Management Corp.*	3,710	77,687
H&R Block, Inc.	19,819	331,770
Hillenbrand, Inc.	9,686	208,249
ITT Educational Services, Inc.*	4,264	307,648
Strayer Education, Inc.	2,165	282,511
Weight Watchers International, Inc.	4,723	331,082

		3,098,202

Hotels, Restaurants & Leisure (3.1%)
Bally Technologies, Inc.*	8,589	325,094
Brinker International, Inc.	12,522	316,807
Carnival Corp.	25,482	977,490
Chipotle Mexican Grill, Inc.*	4,903	1,335,430
Choice Hotels International, Inc.	305	11,849
Ctrip.com International Ltd. (ADR)*	74,200	3,078,558
Darden Restaurants, Inc.	21,910	1,076,438
International Game Technology	46,423	753,445
International Speedway Corp., Class A	1,624	48,395
Las Vegas Sands Corp.*	263,788	11,137,129
Marriott International, Inc., Class A	42,277	1,504,216
McDonald’s Corp.	167,760	12,764,858
MGM Resorts International*	7,471	98,244
Panera Bread Co., Class A*	4,518	573,786
Royal Caribbean Cruises Ltd.*	7,973	328,966
Starbucks Corp.	339,544	12,546,151
Starwood Hotels & Resorts Worldwide, Inc.	119,122	6,923,371
Wendy’s/Arby’s Group, Inc., Class A	19,637	98,774
WMS Industries, Inc.*	9,014	318,645
Wynn Resorts Ltd.	11,758	1,496,205
Yum! Brands, Inc.	72,818	3,741,389

		59,455,240

Household Durables (0.5%)
Fortune Brands, Inc.	2,867	177,439
Garmin Ltd.	1,064	36,027
Harman International Industries, Inc.	5,145	240,889
Leggett & Platt, Inc.	13,612	$333,494
Mohawk Industries, Inc.*	1,046	63,963
NVR, Inc.*	912	689,472
Stanley Black & Decker, Inc.	90,000	6,894,000
Tempur-Pedic International, Inc.*	10,616	537,806
Tupperware Brands Corp.	9,845	587,845
Whirlpool Corp.	5,000	426,800

		9,987,735

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	133,359	24,021,957
Expedia, Inc.	13,137	297,684
Netflix, Inc.*	29,321	6,958,753
priceline.com, Inc.*	7,397	3,746,137

		35,024,531

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	19,025	891,131
Mattel, Inc.	32,937	821,119

		1,712,250

Media (1.4%)
CBS Corp., Class B	12,587	315,178
DIRECTV, Class A*	120,695	5,648,526
Discovery Communications, Inc., Class A*	32,381	1,292,002
DreamWorks Animation SKG, Inc., Class A*	11,531	322,061
Interpublic Group of Cos., Inc.	76,194	957,759
John Wiley & Sons, Inc., Class A	6,467	328,782
Lamar Advertising Co., Class A*	1,880	69,447
Madison Square Garden, Inc., Class A*	3,023	81,591
McGraw-Hill Cos., Inc.	34,509	1,359,655
Meredith Corp.	2,382	80,797
Morningstar, Inc.	3,431	200,302
News Corp., Class A	74,417	1,306,763
Omnicom Group, Inc.	35,918	1,762,137
Regal Entertainment Group, Class A	2,889	39,002
Scripps Networks Interactive, Inc., Class A	13,950	698,755
Sirius XM Radio, Inc.*	605,043	1,004,371
Thomson Reuters Corp.	18,874	740,616
Time Warner, Inc.	36,579	1,305,870
Viacom, Inc., Class B	18,635	866,900
Walt Disney Co.	206,400	8,893,776

		27,274,290

Multiline Retail (0.6%)
Big Lots, Inc.*	11,778	511,519
Dollar General Corp.*	10,867	340,681
Dollar Tree, Inc.*	19,828	1,100,851
Family Dollar Stores, Inc.	19,682	1,010,080
J.C. Penney Co., Inc.	11,973	429,950
Kohl’s Corp.	33,711	1,788,031
Macy’s, Inc.	6,501	157,714
Nordstrom, Inc.	26,057	1,169,438
Target Corp.	108,283	5,415,233

		11,923,497

Specialty Retail (2.5%)
Aaron’s, Inc.	6,309	159,996
Abercrombie & Fitch Co., Class A	10,498	616,233
Advance Auto Parts, Inc.	12,768	837,836
Aeropostale, Inc.*	13,705	333,306
American Eagle Outfitters, Inc.	7,524	119,556
AutoNation, Inc.*	3,480	123,088
AutoZone, Inc.*	3,882	1,061,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Bed Bath & Beyond, Inc.*	41,013	$1,979,697
Best Buy Co., Inc.	50,641	1,454,410
CarMax, Inc.*	34,849	1,118,653
Chico’s FAS, Inc.	27,797	414,175
Dick’s Sporting Goods, Inc.*	13,942	557,401
Gap, Inc.	59,044	1,337,937
Guess?, Inc.	10,100	397,435
Home Depot, Inc.	542,666	20,111,202
Limited Brands, Inc.	41,624	1,368,597
Lowe’s Cos., Inc.	171,664	4,537,080
Office Depot, Inc.*	5,150	23,844
O’Reilly Automotive, Inc.*	21,523	1,236,712
PetSmart, Inc.	18,427	754,586
Ross Stores, Inc.	19,067	1,356,045
Staples, Inc.	113,706	2,208,171
Tiffany & Co.	19,693	1,209,938
TJX Cos., Inc.	63,554	3,160,540
Tractor Supply Co.	11,324	677,855
Urban Outfitters, Inc.*	18,992	566,531
Williams-Sonoma, Inc.	15,003	607,621

		48,330,405

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	47,528	2,473,357
Fossil, Inc.*	7,913	741,053
Hanesbrands, Inc.*	14,904	403,004
NIKE, Inc., Class B	56,197	4,254,113
Phillips-Van Heusen Corp.	8,803	572,459
Polo Ralph Lauren Corp.	8,709	1,076,868

		9,520,854

Total Consumer Discretionary		246,083,175

Consumer Staples (7.3%)
Beverages (2.2%)
Brown-Forman Corp., Class B	12,417	848,081
Coca-Cola Co.	450,727	29,905,736
Coca-Cola Enterprises, Inc.	32,329	882,582
Dr. Pepper Snapple Group, Inc.	10,822	402,146
Hansen Natural Corp.*	8,718	525,085
PepsiCo, Inc.	144,617	9,314,781

		41,878,411

Food & Staples Retailing (1.8%)
BJ’s Wholesale Club, Inc.*	757	36,957
Costco Wholesale Corp.	68,763	5,041,703
CVS Caremark Corp.	23,520	807,206
Kroger Co.	5,713	136,941
Sysco Corp.	92,156	2,552,721
Walgreen Co.	131,634	5,283,789
Wal-Mart Stores, Inc.	182,520	9,500,166
Whole Foods Market, Inc.	172,298	11,354,438

		34,713,921

Food Products (0.5%)
Campbell Soup Co.	16,500	546,315
ConAgra Foods, Inc.	7,000	166,250
Flowers Foods, Inc.	4,421	120,384
General Mills, Inc.	61,504	2,247,971
Green Mountain Coffee Roasters, Inc.*	17,215	1,112,261
H.J. Heinz Co.	20,206	986,457
Hershey Co.	13,992	760,465
Kellogg Co.	35,891	1,937,396
McCormick & Co., Inc. (Non-Voting)	10,302	492,745
Mead Johnson Nutrition Co.	4,356	252,343
Sara Lee Corp.	69,139	1,221,686

		9,844,273

Household Products (1.5%)
Church & Dwight Co., Inc.	11,038	$875,755
Clorox Co.	20,671	1,448,417
Colgate-Palmolive Co.	64,075	5,174,697
Kimberly-Clark Corp.	51,075	3,333,665
Procter & Gamble Co.	297,820	18,345,712

		29,178,246

Personal Products (0.2%)
Alberto-Culver Co.	2,966	110,543
Avon Products, Inc.	66,757	1,805,109
Estee Lauder Cos., Inc., Class A	17,177	1,655,176
Herbalife Ltd.	9,411	765,679

		4,336,507

Tobacco (1.1%)
Altria Group, Inc.	189,527	4,933,388
Philip Morris International, Inc.	243,149	15,957,869

		20,891,257

Total Consumer Staples		140,842,615

Energy (9.5%)
Energy Equipment & Services (3.1%)
Atwood Oceanics, Inc.*	1,763	81,856
Baker Hughes, Inc.	18,317	1,345,017
Cameron International Corp.*	21,726	1,240,555
Core Laboratories N.V.	6,956	710,695
Diamond Offshore Drilling, Inc.	3,474	269,930
Dresser-Rand Group, Inc.*	11,610	622,528
Exterran Holdings, Inc.*	1,009	23,944
FMC Technologies, Inc.*	18,944	1,789,829
Halliburton Co.	299,253	14,914,769
McDermott International, Inc.*	28,438	722,041
Nabors Industries Ltd.*	17,737	538,850
Oil States International, Inc.*	492	37,461
Pride International, Inc.*	10,838	465,492
Rowan Cos., Inc.*	2,466	108,948
Schlumberger Ltd.	384,046	35,816,130
Superior Energy Services, Inc.*	882	36,162
Weatherford International Ltd.*	46,490	1,050,674

		59,774,881

Oil, Gas & Consumable Fuels (6.4%)
Alpha Natural Resources, Inc.*	2,503	148,603
Anadarko Petroleum Corp.	179,500	14,704,640
Arch Coal, Inc.	17,897	645,008
Chevron Corp.	16,585	1,781,727
Cimarex Energy Co.	13,069	1,506,072
Concho Resources, Inc.*	16,010	1,717,873
ConocoPhillips	88,927	7,101,710
Consol Energy, Inc.	16,134	865,266
Continental Resources, Inc.*	4,616	329,906
El Paso Corp.	20,190	363,420
EOG Resources, Inc.	41,779	4,951,229
EQT Corp.	21,598	1,077,740
EXCO Resources, Inc.	22,883	472,763
Exxon Mobil Corp.	730,326	61,442,326
Forest Oil Corp.*	11,246	425,436
Frontline Ltd.	6,598	163,433
Holly Corp.	4,686	284,721
Marathon Oil Corp.	29,513	1,573,338
Massey Energy Co.	194,500	13,296,020
Murphy Oil Corp.	3,515	258,071
Occidental Petroleum Corp.	25,683	2,683,617
Petrohawk Energy Corp.*	33,414	819,980
Quicksilver Resources, Inc.*	1,133	16,213
Range Resources Corp.	24,839	1,452,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SandRidge Energy, Inc.*	32,798	$419,814
SM Energy Co.	6,657	493,883
Southwestern Energy Co.*	53,928	2,317,286
Ultra Petroleum Corp.*	23,717	1,168,062
Whiting Petroleum Corp.*	1,334	97,982
Williams Cos., Inc.	37,481	1,168,658

		123,746,885

Total Energy		183,521,766

Financials (3.4%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	7,958	870,367
Ameriprise Financial, Inc.	8,067	492,732
BlackRock, Inc.	4,944	993,793
Charles Schwab Corp.	154,130	2,778,964
Eaton Vance Corp.	18,380	592,571
Federated Investors, Inc., Class B	9,422	252,039
Franklin Resources, Inc.	23,161	2,896,978
Greenhill & Co., Inc.	4,581	301,384
Invesco Ltd.	22,074	564,211
Janus Capital Group, Inc.	2,594	32,347
Jefferies Group, Inc.	196,600	4,903,204
Lazard Ltd., Class A	14,329	595,800
LPL Investment Holdings, Inc.*	558	19,982
Morgan Stanley	74,948	2,047,579
Northern Trust Corp.	15,025	762,519
SEI Investments Co.	23,315	556,762
T. Rowe Price Group, Inc.	40,434	2,685,626
TD Ameritrade Holding Corp.	36,319	757,978
Waddell & Reed Financial, Inc., Class A	13,462	546,692

		22,651,528

Commercial Banks (0.0%)
Bank of Hawaii Corp.	2,399	114,720

Consumer Finance (0.4%)
American Express Co.	163,590	7,394,268
Green Dot Corp., Class A*	608	26,089

		7,420,357

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	820	23,755
Interactive Brokers Group, Inc., Class A	1,640	26,060
IntercontinentalExchange, Inc.*	11,522	1,423,428
Moody’s Corp.	295,059	10,005,451
MSCI, Inc., Class A*	17,240	634,777
NASDAQ OMX Group, Inc.*	1,744	45,065
NYSE Euronext	8,766	308,300

		12,466,836

Insurance (0.5%)
ACE Ltd.	8,022	519,023
Aflac, Inc.	69,126	3,648,470
Aon Corp.	9,273	491,098
Arch Capital Group Ltd.*	472	46,818
Arthur J. Gallagher & Co.	4,049	123,130
Axis Capital Holdings Ltd.	5,308	185,355
Brown & Brown, Inc.	9,376	241,901
Endurance Specialty Holdings Ltd.	768	37,494
Erie Indemnity Co., Class A	3,208	228,121
Genworth Financial, Inc., Class A*	14,067	189,342
Hartford Financial Services Group, Inc.	5,803	156,275
Marsh & McLennan Cos., Inc.	77,735	2,317,280
MetLife, Inc.	31,745	1,419,954
Travelers Cos., Inc.	7,853	$467,096
Validus Holdings Ltd.	1,099	36,630

		10,107,987

Real Estate Investment Trusts (REITs) (0.5%)
AMB Property Corp. (REIT)	2,434	87,551
Apartment Investment & Management Co. (REIT), Class A	8,960	228,211
Digital Realty Trust, Inc. (REIT)	13,519	785,995
Equity Residential (REIT)	2,817	158,907
Essex Property Trust, Inc. (REIT)	1,962	243,288
Federal Realty Investment Trust (REIT)	5,719	466,442
General Growth Properties, Inc. (REIT)*	52,338	810,192
Plum Creek Timber Co., Inc. (REIT)	10,797	470,857
ProLogis (REIT)	5,468	87,379
Public Storage (REIT)	19,821	2,198,347
Rayonier, Inc. (REIT)	3,702	230,671
Simon Property Group, Inc. (REIT)	31,555	3,381,434
UDR, Inc. (REIT)	1,870	45,572
Ventas, Inc. (REIT)	6,636	360,335
Vornado Realty Trust (REIT)	2,261	197,837

		9,753,018

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	44,423	1,186,094
Howard Hughes Corp.*	3,736	263,911
Jones Lang LaSalle, Inc.	6,549	653,198
St. Joe Co.*	12,942	324,456

		2,427,659

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	482	5,432
Hudson City Bancorp, Inc.	6,166	59,687

		65,119

Total Financials		65,007,224

Health Care (9.0%)
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.*	75,558	7,456,063
Amylin Pharmaceuticals, Inc.*	22,333	253,926
BioMarin Pharmaceutical, Inc.*	15,843	398,135
Celgene Corp.*	72,266	4,157,463
Dendreon Corp.*	211,820	7,928,423
Genzyme Corp.*	31,636	2,409,081
Gilead Sciences, Inc.*	124,256	5,273,425
Human Genome Sciences, Inc.*	29,179	800,963
Myriad Genetics, Inc.*	14,388	289,918
Regeneron Pharmaceuticals, Inc.*	10,906	490,116
Talecris Biotherapeutics Holdings Corp.*	7,966	213,489
United Therapeutics Corp.*	7,720	517,394
Vertex Pharmaceuticals, Inc.*	119,803	5,742,158

		35,930,554

Health Care Equipment & Supplies (2.1%)
Alcon, Inc.	10,805	1,788,336
Alere, Inc.*	3,815	149,319
Baxter International, Inc.	77,588	4,171,907
Becton, Dickinson and Co.	34,447	2,742,670
C.R. Bard, Inc.	13,590	1,349,623
CareFusion Corp.*	6,129	172,838
Cooper Cos., Inc.	1,350	93,758
Covidien plc	78,279	4,065,811
DENTSPLY International, Inc.	22,782	842,706
Edwards Lifesciences Corp.*	17,654	1,535,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Gen-Probe, Inc.*	7,731	$512,952
Hill-Rom Holdings, Inc.	8,276	314,322
IDEXX Laboratories, Inc.*	8,979	693,358
Intuitive Surgical, Inc.*	6,102	2,034,773
Kinetic Concepts, Inc.*	854	46,475
Medtronic, Inc.	132,215	5,202,660
ResMed, Inc.*	23,611	708,330
St. Jude Medical, Inc.	163,575	8,384,854
Stryker Corp.	49,067	2,983,274
Teleflex, Inc.	967	56,067
Thoratec Corp.*	8,916	231,192
Varian Medical Systems, Inc.*	19,249	1,302,002

		39,383,125

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	149,015	5,895,033
Brookdale Senior Living, Inc.*	1,827	51,156
Cardinal Health, Inc.	19,398	797,840
Community Health Systems, Inc.*	10,227	408,978
DaVita, Inc.*	15,137	1,294,365
Emergency Medical Services Corp., Class A*	4,618	293,659
Express Scripts, Inc.*	265,164	14,745,770
Health Management Associates, Inc., Class A*	38,937	424,413
Henry Schein, Inc.*	14,227	998,309
Laboratory Corp. of America Holdings*	16,260	1,498,034
Lincare Holdings, Inc.	238,241	7,066,228
McKesson Corp.	17,025	1,345,826
Medco Health Solutions, Inc.*	63,010	3,538,642
MEDNAX, Inc.*	6,925	461,274
Omnicare, Inc.	1,830	54,882
Patterson Cos., Inc.	15,913	512,239
Quest Diagnostics, Inc.	17,366	1,002,365
Tenet Healthcare Corp.*	54,356	404,952
Universal Health Services, Inc., Class B	937	46,297
VCA Antech, Inc.*	13,366	336,556

		41,176,818

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	18,057	379,016
Cerner Corp.*	83,423	9,276,638
Emdeon, Inc., Class A*	4,053	65,294
SXC Health Solutions Corp.*	9,545	523,066

		10,244,014

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.*	54,234	2,428,598
Charles River Laboratories International, Inc.*	2,140	82,133
Covance, Inc.*	155,914	8,531,614
Illumina, Inc.*	19,970	1,399,298
Life Technologies Corp.*	20,148	1,056,158
Mettler-Toledo International, Inc.*	5,239	901,108
PerkinElmer, Inc.	8,338	219,039
Pharmaceutical Product Development, Inc.	16,443	455,636
Techne Corp.	5,813	416,211
Waters Corp.*	14,483	1,258,573

		16,748,368

Pharmaceuticals (1.5%)
Abbott Laboratories, Inc.	217,119	10,649,687
Allergan, Inc.	138,170	9,812,833
Eli Lilly and Co.	36,450	1,281,946
Hospira, Inc.*	25,848	1,426,810
Johnson & Johnson	64,617	$3,828,557
Mylan, Inc.*	57,098	1,294,412
Perrigo Co.	12,578	1,000,203
Warner Chilcott plc, Class A	14,002	325,967

		29,620,415

Total Health Care		173,103,294

Industrials (12.5%)
Aerospace & Defense (3.3%)
Alliant Techsystems, Inc.	4,836	341,760
Boeing Co.	355,115	26,253,652
General Dynamics Corp.	123,100	9,424,536
Goodrich Corp.	5,482	468,875
Honeywell International, Inc.	119,527	7,136,957
Lockheed Martin Corp.	35,514	2,855,326
Precision Castparts Corp.	22,151	3,260,184
Rockwell Collins, Inc.	12,892	835,788
Spirit AeroSystems Holdings, Inc., Class A*	2,489	63,893
Textron, Inc.	21,930	600,663
TransDigm Group, Inc.*	7,672	643,144
United Technologies Corp.	132,993	11,257,857

		63,142,635

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	25,844	1,915,816
Expeditors International of Washington, Inc.	33,199	1,664,598
FedEx Corp.	31,517	2,948,415
United Parcel Service, Inc., Class B	247,087	18,363,506
UTi Worldwide, Inc.	13,232	267,816

		25,160,151

Airlines (0.7%)
AMR Corp.*	16,705	107,914
Copa Holdings S.A., Class A	3,040	160,512
Delta Air Lines, Inc.*	920,941	9,025,222
Southwest Airlines Co.	15,393	194,414
United Continental Holdings, Inc.*	215,699	4,958,920

		14,446,982

Building Products (0.1%)
Armstrong World Industries, Inc.	257	11,891
Lennox International, Inc.	7,306	384,149
Masco Corp.	16,731	232,896
Owens Corning, Inc.*	9,877	355,473
USG Corp.*	4,295	71,555

		1,055,964

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	977	40,995
Copart, Inc.*	9,351	405,179
Corrections Corp. of America*	3,278	79,983
Covanta Holding Corp.	1,170	19,984
Iron Mountain, Inc.	28,462	888,868
KAR Auction Services, Inc.*	625	9,588
Pitney Bowes, Inc.	23,119	593,927
R.R. Donnelley & Sons Co.	1,697	32,107
Republic Services, Inc.	15,119	454,175
Stericycle, Inc.*	13,187	1,169,291
Waste Connections, Inc.	14,357	413,338

		4,107,435

Construction & Engineering (0.4%)
Aecom Technology Corp.*	4,859	134,740
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,366	258,842
Fluor Corp.	96,767	7,127,857
Jacobs Engineering Group, Inc.*	11,763	604,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
KBR, Inc.	1,450	$54,767
Shaw Group, Inc.*	7,552	267,416

		8,448,593

Electrical Equipment (0.7%)
AMETEK, Inc.	24,860	1,090,608
Babcock & Wilcox Co.*	14,228	474,931
Cooper Industries plc	26,099	1,693,825
Emerson Electric Co.	117,508	6,865,992
General Cable Corp.*	2,902	125,657
Hubbell, Inc., Class B	3,753	266,576
Regal-Beloit Corp.	5,018	370,479
Rockwell Automation, Inc.	22,214	2,102,555
Roper Industries, Inc.	14,642	1,265,947
Thomas & Betts Corp.*	1,427	84,864

		14,341,434

Industrial Conglomerates (1.0%)
3M Co	111,198	10,397,013
Carlisle Cos., Inc.	671	29,893
General Electric Co.	386,375	7,746,819
Tyco International Ltd.	10,786	482,889

		18,656,614

Machinery (3.9%)
Bucyrus International, Inc.	11,715	1,071,337
Caterpillar, Inc.	133,561	14,872,017
CNH Global N.V.*	684	33,208
Cummins, Inc.	31,246	3,425,186
Danaher Corp.	392,402	20,365,664
Deere & Co.	62,583	6,063,667
Donaldson Co., Inc.	12,007	735,909
Dover Corp.	18,391	1,209,024
Eaton Corp.	13,628	755,536
Flowserve Corp.	7,420	955,696
Gardner Denver, Inc.	7,718	602,236
Graco, Inc.	9,426	428,789
Harsco Corp.	937	33,067
IDEX Corp.	10,461	456,623
Illinois Tool Works, Inc.	68,649	3,687,824
Joy Global, Inc.	55,538	5,487,710
Kennametal, Inc.	9,510	370,890
Lincoln Electric Holdings, Inc.	6,639	504,033
Manitowoc Co., Inc.	20,422	446,833
Navistar International Corp.*	11,079	768,107
Oshkosh Corp.*	13,991	495,002
PACCAR, Inc.	56,843	2,975,731
Pall Corp.	18,219	1,049,597
Parker Hannifin Corp.	7,100	672,228
Pentair, Inc.	7,979	301,526
SPX Corp.	1,506	119,561
Terex Corp.*	134,000	4,963,360
Timken Co.	9,932	519,444
Toro Co.	4,870	322,491
Valmont Industries, Inc.	3,456	360,703
WABCO Holdings, Inc.*	10,019	617,571
Wabtec Corp.	1,163	78,886

		74,749,456

Marine (0.0%)
Kirby Corp.*	545	31,223

Professional Services (0.5%)
Dun & Bradstreet Corp.	7,849	629,804
FTI Consulting, Inc.*	5,894	225,917
IHS, Inc., Class A*	7,545	669,619
Manpower, Inc.	117,900	7,413,552
Robert Half International, Inc.	23,500	719,100
Towers Watson & Co., Class A	1,011	$56,070
Verisk Analytics, Inc., Class A*	15,499	507,747

		10,221,809

Road & Rail (0.2%)
Con-way, Inc.	668	26,246
Hertz Global Holdings, Inc.*	25,704	401,753
J.B. Hunt Transport Services, Inc.	14,202	645,055
Kansas City Southern*	9,407	512,211
Landstar System, Inc.	7,801	356,350
Ryder System, Inc.	4,360	220,616
Union Pacific Corp.	9,849	968,452

		3,130,683

Trading Companies & Distributors (0.2%)
Fastenal Co.	20,629	1,337,378
GATX Corp.	1,987	76,817
MSC Industrial Direct Co., Class A	6,807	466,075
W.W. Grainger, Inc.	9,137	1,257,982
WESCO International, Inc.*	2,137	133,563

		3,271,815

Total Industrials		240,764,794

Information Technology (27.6%)
Communications Equipment (3.8%)
Acme Packet, Inc.*	20,600	1,461,776
Alcatel-Lucent (ADR)*	1,100,500	6,393,905
Ciena Corp.*	14,399	373,798
Cisco Systems, Inc.	890,578	15,273,413
F5 Networks, Inc.*	12,488	1,280,894
Harris Corp.	20,214	1,002,614
JDS Uniphase Corp.*	33,612	700,474
Juniper Networks, Inc.*	216,662	9,117,137
Polycom, Inc.*	13,274	688,257
QUALCOMM, Inc.	682,097	37,399,379

		73,691,647

Computers & Peripherals (6.7%)
Apple, Inc.*	250,885	87,420,878
Dell, Inc.*	265,755	3,856,105
Diebold, Inc.	2,203	78,118
EMC Corp.*	320,599	8,511,903
Hewlett-Packard Co.	341,571	13,994,164
NCR Corp.*	24,986	470,736
NetApp, Inc.*	222,986	10,743,466
QLogic Corp.*	16,455	305,240
SanDisk Corp.*	35,829	1,651,359
Seagate Technology plc*	50,949	733,666
Western Digital Corp.*	8,160	304,286

		128,069,921

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	27,039	1,470,651
Arrow Electronics, Inc.*	2,075	86,901
AVX Corp.	900	13,419
Corning, Inc.	30,386	626,863
Dolby Laboratories, Inc., Class A*	8,346	410,707
FLIR Systems, Inc.	23,886	826,694
Ingram Micro, Inc., Class A*	1,494	31,419
Itron, Inc.*	5,817	328,312
Jabil Circuit, Inc.	19,798	404,473
National Instruments Corp.	13,521	443,083
Trimble Navigation Ltd.*	18,889	954,650

		5,597,172

Internet Software & Services (2.8%)
Akamai Technologies, Inc.*	28,301	1,075,438
Baidu, Inc. (ADR)*	51,400	7,083,434
eBay, Inc.*	68,082	2,113,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc.*	7,052	$642,437
Google, Inc., Class A*	67,992	39,857,590
IAC/InterActiveCorp*	4,385	135,453
Monster Worldwide, Inc.*	9,745	154,945
VeriSign, Inc.	26,784	969,849
VistaPrint N.V.*	6,803	353,076
WebMD Health Corp.*	9,252	494,242
Yahoo!, Inc.*	85,665	1,426,322

		54,306,051

IT Services (4.4%)
Accenture plc, Class A	212,914	11,703,883
Alliance Data Systems Corp.*	8,311	713,832
Amdocs Ltd.*	8,421	242,946
Automatic Data Processing, Inc.	78,554	4,030,606
Booz Allen Hamilton Holding Corp.*	1,612	29,032
Broadridge Financial Solutions, Inc.	17,959	407,490
Cognizant Technology Solutions Corp., Class A*	143,167	11,653,794
DST Systems, Inc.	5,523	291,725
Fiserv, Inc.*	15,863	994,927
FleetCor Technologies, Inc.*	1,504	49,121
Gartner, Inc.*	11,397	474,913
Genpact Ltd.*	10,240	148,275
Global Payments, Inc.	12,714	621,969
International Business Machines Corp.	199,957	32,606,988
Lender Processing Services, Inc.	14,190	456,776
Mastercard, Inc., Class A	15,200	3,826,144
NeuStar, Inc., Class A*	11,657	298,186
Paychex, Inc.	50,282	1,576,843
SAIC, Inc.*	45,248	765,596
Teradata Corp.*	26,006	1,318,504
VeriFone Systems, Inc.*	87,900	4,830,105
Visa, Inc., Class A	72,875	5,365,057
Western Union Co.	104,704	2,174,702

		84,581,414

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	5,133	201,419

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	35,769	307,613
Altera Corp.	49,842	2,194,045
Analog Devices, Inc.	46,422	1,828,098
Applied Materials, Inc.	209,254	3,268,547
Atheros Communications, Inc.*	10,899	486,640
Atmel Corp.*	64,217	875,278
Avago Technologies Ltd.	16,540	514,394
Broadcom Corp., Class A	273,318	10,763,263
Cree, Inc.*	16,734	772,441
Cypress Semiconductor Corp.*	27,139	525,954
First Solar, Inc.*	8,638	1,389,336
Intel Corp.	593,474	11,970,371
Intersil Corp., Class A	6,800	84,660
KLA-Tencor Corp.	1,455	68,923
Lam Research Corp.*	19,718	1,117,222
Linear Technology Corp.	34,926	1,174,561
Marvell Technology Group Ltd.*	84,347	1,311,596
Maxim Integrated Products, Inc.	47,110	1,206,016
MEMC Electronic Materials, Inc.*	14,743	191,069
Microchip Technology, Inc.	28,711	1,091,305
Micron Technology, Inc.*	715,100	8,195,046
National Semiconductor Corp.	33,717	483,502
Novellus Systems, Inc.*	12,458	462,566
NVIDIA Corp.*	216,934	4,004,602
ON Semiconductor Corp.*	66,971	$661,004
PMC-Sierra, Inc.*	1,895	14,213
Rambus, Inc.*	14,833	293,693
Silicon Laboratories, Inc.*	7,156	309,211
Skyworks Solutions, Inc.*	27,535	892,685
SunPower Corp., Class A*	5,922	101,503
Teradyne, Inc.*	28,090	500,283
Texas Instruments, Inc.	86,250	2,980,800
Varian Semiconductor Equipment Associates, Inc.*	11,620	565,545
Xilinx, Inc.	40,327	1,322,726

		61,928,711

Software (6.4%)
Activision Blizzard, Inc.	21,856	239,760
Adobe Systems, Inc.*	82,005	2,719,286
ANSYS, Inc.*	14,094	763,754
Autodesk, Inc.*	35,720	1,575,609
BMC Software, Inc.*	28,283	1,406,796
CA, Inc.	49,348	1,193,235
Cadence Design Systems, Inc.*	42,041	409,900
Check Point Software Technologies Ltd.*	206,600	10,546,930
Citrix Systems, Inc.*	28,937	2,125,712
Compuware Corp.*	19,777	228,424
Electronic Arts, Inc.*	48,255	942,420
FactSet Research Systems, Inc.	7,322	766,833
Informatica Corp.*	14,305	747,150
Intuit, Inc.*	43,697	2,320,311
MICROS Systems, Inc.*	12,509	618,320
Microsoft Corp.	983,747	24,947,824
Nuance Communications, Inc.*	35,428	692,972
Oracle Corp.	1,122,829	37,468,804
Red Hat, Inc.*	219,896	9,981,079
Rovi Corp.*	16,635	892,468
Salesforce.com, Inc.*	99,444	13,283,730
Solera Holdings, Inc.	10,906	557,297
Symantec Corp.*	11,675	216,454
Synopsys, Inc.*	1,442	39,871
VMware, Inc., Class A*	89,241	7,276,711

		121,961,650

Total Information Technology		530,337,985

Materials (3.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	33,080	2,983,154
Airgas, Inc.	12,998	863,327
Albemarle Corp.	14,234	850,766
Ashland, Inc.	1,087	62,785
Celanese Corp.	24,417	1,083,382
CF Industries Holdings, Inc.	7,983	1,091,995
E.I. du Pont de Nemours & Co.	48,693	2,676,654
Eastman Chemical Co.	2,330	231,416
Ecolab, Inc.	36,359	1,855,036
FMC Corp.	7,746	657,868
International Flavors & Fragrances, Inc.	12,386	771,648
Lubrizol Corp.	10,090	1,351,656
Monsanto Co.	193,831	14,006,228
Mosaic Co.	24,631	1,939,691
Nalco Holding Co.	20,180	551,116
PPG Industries, Inc.	4,243	403,976
Praxair, Inc.	47,761	4,852,518
RPM International, Inc.	10,077	239,127
Scotts Miracle-Gro Co., Class A	7,162	414,322
Sherwin-Williams Co.	8,857	743,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sigma-Aldrich Corp.	17,460	$1,111,154
Valspar Corp.	1,560	60,996

		38,802,715

Construction Materials (0.0%)
Eagle Materials, Inc.	6,818	206,313
Martin Marietta Materials, Inc.	7,077	634,594

		840,907

Containers & Packaging (0.1%)
Ball Corp.	5,241	187,890
Crown Holdings, Inc.*	25,222	973,065
Owens-Illinois, Inc.*	7,925	239,255
Temple-Inland, Inc.	3,097	72,470

		1,472,680

Metals & Mining (1.4%)
AK Steel Holding Corp.	2,550	40,239
Alcoa, Inc.	23,080	407,362
Allegheny Technologies, Inc.	15,346	1,039,231
Carpenter Technology Corp.	6,840	292,136
Cliffs Natural Resources, Inc.	21,098	2,073,512
Compass Minerals International, Inc.	5,102	477,190
Freeport-McMoRan Copper & Gold, Inc.	257,822	14,322,012
Newmont Mining Corp.	74,295	4,055,021
Nucor Corp.	21,049	968,675
Reliance Steel & Aluminum Co.	1,305	75,403
Royal Gold, Inc.	1,408	73,779
Schnitzer Steel Industries, Inc., Class A	690	44,857
Southern Copper Corp.	26,359	1,061,477
Titanium Metals Corp.*	13,293	246,984
United States Steel Corp.	4,193	226,171
Walter Energy, Inc.	6,568	889,504

		26,293,553

Paper & Forest Products (0.1%)
International Paper Co.	52,921	1,597,156

Total Materials		69,007,011

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Corp.	58,979	484,807
Level 3 Communications, Inc.*	99,468	146,218
tw telecom, Inc.*	23,646	454,003
Verizon Communications, Inc.	204,600	7,885,284
Windstream Corp.	33,097	425,959

		9,396,271

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	62,846	3,256,680
Clearwire Corp., Class A*	18,031	100,793
Crown Castle International Corp.*	45,247	1,925,260
MetroPCS Communications, Inc.*	18,687	303,477
NII Holdings, Inc.*	124,577	5,191,123
SBA Communications Corp., Class A*	18,224	723,128

		11,500,461

Total Telecommunication Services		20,896,732

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	6,868	480,073

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	25,315	401,749
Ormat Technologies, Inc.	1,557	$39,439

		441,188

Total Utilities		921,261

Total Common Stocks (86.9%) (Cost $1,173,515,388)		1,670,485,857

PREFERRED STOCK:
Industrials (0.0%)
Professional Services (0.0%)
Nielsen Holdings N.V.
6.250%*	4,284	243,653

Total Preferred Stocks (0.0%) (Cost $116,982)		243,653

SHORT-TERM INVESTMENTS:
Short-Term Investment (12.0%)
BlackRock Liquidity Funds TempFund
0.14% ‡	231,078,662	231,078,662

	Principal Amount	Value (Note 1)
Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$3,947,758	3,947,758

Total Short-Term Investments (12.2%) (Cost $235,026,420)		235,026,420

Total Investments (99.1%) (Cost $1,408,658,790)		1,905,755,930
Other Assets Less Liabilities (0.9%)		18,164,938

Net Assets (100%)		$1,923,920,868

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$262,908,306	$41,990,119	$73,819,763	$231,078,662	$96,520	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	1,088	June-11	$50,230,468	$50,836,800	$606,332
S&P 500 E-Mini Index	3,070	June-11	201,175,626	202,773,500	1,597,874

					$2,204,206

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$246,083,175	$—	$—	$246,083,175
Consumer Staples	140,842,615	—	—	140,842,615
Energy	183,521,766	—	—	183,521,766
Financials	65,007,224	—	—	65,007,224
Health Care	173,103,294	—	—	173,103,294
Industrials	240,764,794	—	—	240,764,794
Information Technology	530,337,985	—	—	530,337,985
Materials	69,007,011	—	—	69,007,011
Telecommunication Services	20,896,732	—	—	20,896,732
Utilities	921,261	—	—	921,261
Futures	2,204,206	—	—	2,204,206
Preferred Stocks
Industrials	—	243,653	—	243,653
Short-Term Investments	—	235,026,420	—	235,026,420

Total Assets	$1,672,690,063	$235,270,073	$—	$1,907,960,136

Total Liabilities	$—	$—	$—	$—

Total	$1,672,690,063	$235,270,073	$—	$1,907,960,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$102,820,767
Net Proceeds of Sales and Redemptions:
Stocks	$127,545,223

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,658,260
Aggregate gross unrealized depreciation	(4,213,139)

Net unrealized appreciation	$490,445,121

Federal income tax cost of investments	$1,415,310,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.2%)
Non-Agency CMO (0.2%)
Banc of America Large Loan, Inc.,
Series 2010-HLTN
2.005%, 11/15/15(l)§	$2,952,832	$2,793,799

Total Asset-Backed and Mortgage- Backed Securities		2,793,799

Convertible Bond (0.4%)
Financials (0.4%)
Real Estate Investment Trusts (REITs) (0.4%)
iStar Financial, Inc.
0.803%, 10/1/12(l)	$4,500,000	4,106,250

Total Financials		4,106,250

Total Convertible Bonds		4,106,250

Corporate Bonds (30.9%)
Consumer Discretionary (3.1%)
Auto Components (0.2%)
Allison Transmission, Inc.
Term Loan
3.020%, 8/7/14(l)	$2,666,106	2,641,445
Johnson Controls, Inc.
1.750%, 3/1/14	150,000	149,367

		2,790,812

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	69,000	77,057

Hotels, Restaurants & Leisure (0.6%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,136,250
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16§	800,000	826,000
10.750%, 1/15/17 PIK§	1,200,000	1,239,000
ClubCorp Club Operations, Inc.
10.000%, 12/1/18§	2,000,000	2,010,000
McDonald’s Corp.
5.350%, 3/1/18	40,000	44,806
MGM Resorts International
6.750%, 4/1/13	2,000,000	2,015,000
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	141,648

		7,412,704

Household Durables (0.4%)
Fortune Brands, Inc.
5.375%, 1/15/16	50,000	53,094
KB Home
5.750%, 2/1/14	4,000,000	4,040,000

		4,093,094

Media (1.8%)
Cablevision Systems Corp. - New York Group
8.000%, 4/15/20	2,000,000	2,180,000
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19§	1,000,000	1,022,500
8.125%, 4/30/20	2,800,000	3,045,000
Cequel Communications Holdings I LLC
8.625%, 11/15/17§	2,000,000	2,085,000
Clear Channel Communications, Inc.
Term Loan B
3.903%, 11/13/15(l)	$4,490,422	$3,948,455
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17	1,200,000	1,315,500
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	33,830
Comcast Corp.
5.300%, 1/15/14	150,000	163,301
5.900%, 3/15/16	50,000	55,618
6.500%, 1/15/17	94,000	107,043
5.150%, 3/1/20	150,000	156,144
COX Communications, Inc.
7.125%, 10/1/12	100,000	108,557
Dex One Corp.
12.000%, 1/29/17 PIK	2,514,084	1,596,443
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	215,355
3.500%, 3/1/16	300,000	300,651
Discovery Communications LLC
5.050%, 6/1/20	100,000	104,160
NBCUniversal Media LLC
4.375%, 4/1/21§	100,000	95,739
News America, Inc.
5.300%, 12/15/14	80,000	88,270
8.000%, 10/17/16	100,000	120,811
SuperMedia, Inc. Term Loan
11.000%, 12/31/15	1,042,503	689,790
Thomson Reuters Corp.
5.700%, 10/1/14	250,000	279,132
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	273,766
7.500%, 4/1/14	100,000	114,621
8.250%, 4/1/19	170,000	207,099
Time Warner, Inc.
4.700%, 1/15/21	250,000	248,937
Viacom, Inc.
3.500%, 4/1/17	68,000	66,948
Visant Corp.
10.000%, 10/1/17	1,900,000	2,052,000

		20,674,670

Multiline Retail (0.0%)
Target Corp.
6.000%, 1/15/18	200,000	228,879

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	93,017
Best Buy Co., Inc.
3.750%, 3/15/16	50,000	49,355
Home Depot, Inc.
5.400%, 3/1/16	105,000	116,110
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	112,444
Staples, Inc.
9.750%, 1/15/14	200,000	240,113

		611,039

Total Consumer Discretionary		35,888,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (1.0%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	$275,000	$303,043
7.750%, 1/15/19	50,000	61,515
5.375%, 1/15/20	250,000	268,326
4.375%, 2/15/21	25,000	24,909
Bottling Group LLC
4.625%, 11/15/12	61,000	64,616
Coca-Cola Co.
3.150%, 11/15/20	100,000	93,042
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	56,000	64,932
Diageo Capital plc
5.500%, 9/30/16	213,000	237,229
Diageo Finance B.V.
5.300%, 10/28/15	95,000	105,112
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	50,000	49,580
PepsiCo, Inc.
5.000%, 6/1/18	250,000	272,585
7.900%, 11/1/18	144,000	182,774

		1,727,663

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	104,793
CVS Caremark Corp.
5.750%, 6/1/17	250,000	275,372
Kroger Co.
6.150%, 1/15/20	150,000	169,164
Safeway, Inc.
5.000%, 8/15/19	30,000	31,018
3.950%, 8/15/20	100,000	94,586
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	3,300,000
Wal-Mart Stores, Inc.
5.000%, 4/5/12	254,000	264,600
5.375%, 4/5/17	200,000	224,454
3.625%, 7/8/20	100,000	96,748
3.250%, 10/25/20	100,000	93,409

		4,654,144

Food Products (0.3%)
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	150,373
Dean Foods Co.
9.750%, 12/15/18§	1,000,000	1,026,250
General Mills, Inc.
5.650%, 2/15/19	250,000	277,111
JBS USA LLC/JBS USA
11.625%, 5/1/14	1,500,000	1,740,000
Kraft Foods, Inc.
4.125%, 2/9/16	250,000	259,383
6.125%, 8/23/18	150,000	167,748
5.375%, 2/10/20	200,000	211,149

		3,832,014

Household Products (0.1%)
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	57,973
3.625%, 8/1/20	50,000	49,086
Procter & Gamble Co.
4.700%, 2/15/19	350,000	379,462
Reynolds Group Issuer, Inc.
8.250%, 2/15/21§	400,000	396,000

		882,521

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	$113,000	$148,608
9.250%, 8/6/19	200,000	261,015
Philip Morris International, Inc.
4.875%, 5/16/13	250,000	268,079
5.650%, 5/16/18	63,000	70,131

		747,833

Total Consumer Staples		11,844,175

Energy (3.8%)
Energy Equipment & Services (0.3%)
Ensco plc
3.250%, 3/15/16	100,000	99,632
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§	1,000,000	990,000
SESI LLC
6.875%, 6/1/14	2,000,000	2,040,000
Transocean, Inc.
4.950%, 11/15/15	150,000	158,521
Weatherford International Ltd.
5.500%, 2/15/16	75,000	80,538
9.625%, 3/1/19	100,000	127,358

		3,496,049

Oil, Gas & Consumable Fuels (3.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	195,729
Antero Resources Finance Corp.
9.375%, 12/1/17	1,000,000	1,090,000
Apache Corp.
5.625%, 1/15/17	150,000	168,701
ATP Oil & Gas Corp.
11.875%, 5/1/15	1,500,000	1,575,000
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	111,883
Cenovus Energy, Inc.
5.700%, 10/15/19	240,000	266,413
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,162,500
6.875%, 8/15/18	800,000	870,000
7.250%, 12/15/18	6,000,000	6,705,000
6.875%, 11/15/20	1,300,000	1,404,000
ConocoPhillips
4.600%, 1/15/15	250,000	272,459
Consol Energy, Inc.
8.250%, 4/1/20	1,400,000	1,552,250
Ecopetrol S.A.
7.625%, 7/23/19	50,000	57,625
El Paso Corp.
7.750%, 1/15/32	1,700,000	1,904,989
Enbridge, Inc.
5.600%, 4/1/17	250,000	276,281
EnCana Corp.
4.750%, 10/15/13	90,000	96,868
EnCana Holdings Finance Corp.
5.800%, 5/1/14	292,000	323,783
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17§	1,000,000	1,070,000
Enterprise Products Operating LLC
3.200%, 2/1/16	500,000	496,883
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,458
4.100%, 2/1/21	100,000	96,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	$425,000	$486,922
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20§	1,700,000	1,887,000
Marathon Petroleum Corp.
5.125%, 3/1/21§	50,000	50,399
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	317,506
Noble Holding International Ltd.
4.625%, 3/1/21	50,000	49,338
ONEOK Partners LP
8.625%, 3/1/19	100,000	125,782
Pemex Project Funding Master Trust
5.750%, 3/1/18	300,000	317,399
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	234,817
5.750%, 1/20/20	265,000	273,383
PetroHawk Energy Corp.
7.875%, 6/1/15	4,200,000	4,452,000
Plains All American Pipeline LP
6.500%, 5/1/18	40,000	44,965
SandRidge Energy, Inc.
9.875%, 5/15/16§	2,000,000	2,220,000
8.000%, 6/1/18§	3,000,000	3,142,500
Shell International Finance B.V.
4.000%, 3/21/14	465,000	496,994
Statoil ASA
3.125%, 8/17/17	250,000	247,202
5.250%, 4/15/19	25,000	27,300
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	186,323
Total Capital S.A.
3.000%, 6/24/15	100,000	102,065
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	142,746
3.800%, 10/1/20	100,000	96,258
Valero Energy Corp.
6.125%, 2/1/20	150,000	162,235
W&T Offshore, Inc.
8.250%, 6/15/14§	4,000,000	4,140,000
Williams Cos., Inc.
7.875%, 9/1/21	150,000	186,668
Williams Partners LP
5.250%, 3/15/20	100,000	104,317
4.125%, 11/15/20	100,000	95,188

		40,302,945

Total Energy		43,798,994

Financials (8.2%)
Capital Markets (0.5%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	105,999
Bank of New York Mellon Corp.
5.125%, 8/27/13	63,000	68,442
4.300%, 5/15/14	300,000	321,697
4.150%, 2/1/21	100,000	98,820
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	174,124
Charles Schwab Corp.
4.950%, 6/1/14	100,000	108,660
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49(l)	50,000	48,500
Deutsche Bank AG/London
4.875%, 5/20/13	316,000	335,979
3.250%, 1/11/16	$100,000	$100,388
6.000%, 9/1/17	150,000	166,294
Goldman Sachs Capital II
5.793%, 6/1/43(l)	50,000	43,125
Goldman Sachs Group, Inc.
5.250%, 10/15/13	313,000	336,113
6.000%, 5/1/14	250,000	274,523
5.125%, 1/15/15	84,000	89,761
5.350%, 1/15/16	83,000	88,584
5.750%, 10/1/16	130,000	141,256
5.625%, 1/15/17	215,000	226,569
6.150%, 4/1/18	600,000	650,506
Jefferies Group, Inc.
8.500%, 7/15/19	100,000	117,970
Merrill Lynch & Co., Inc.
6.400%, 8/28/17	150,000	163,512
Morgan Stanley
6.600%, 4/1/12	63,000	66,612
5.300%, 3/1/13	82,000	87,155
2.875%, 1/24/14	100,000	100,269
4.750%, 4/1/14	75,000	78,151
4.200%, 11/20/14	275,000	283,911
6.000%, 4/28/15	250,000	272,277
5.450%, 1/9/17	251,000	264,605
6.625%, 4/1/18	250,000	274,779
7.300%, 5/13/19	200,000	224,952
5.750%, 1/25/21	250,000	252,324
Nomura Holdings, Inc.
5.000%, 3/4/15	75,000	77,659
4.125%, 1/19/16	150,000	148,413
State Street Corp.
2.875%, 3/7/16	50,000	49,670
4.375%, 3/7/21	150,000	149,101

		5,990,700

Commercial Banks (3.5%)
Bank of Nova Scotia
3.400%, 1/22/15	250,000	258,638
2.900%, 3/29/16	100,000	99,490
Barclays Bank plc
2.375%, 1/13/14	150,000	150,849
5.200%, 7/10/14	250,000	270,197
6.750%, 5/22/19	225,000	254,117
BB&T Corp.
3.200%, 3/15/16	200,000	198,631
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	250,000	249,076
CapitalSource, Inc.
4.000%, 7/15/34(e)	2,000,000	2,005,000
CIT Group, Inc.
7.000%, 5/1/15	6,000,000	6,052,500
7.000%, 5/1/16	9,000,000	9,011,250
7.000%, 5/1/17	7,000,000	7,008,750
Credit Suisse AG/New York
5.000%, 5/15/13	250,000	266,899
5.500%, 5/1/14	200,000	219,221
5.400%, 1/14/20	250,000	252,494
4.375%, 8/5/20	250,000	244,190
Fifth Third Bancorp
3.625%, 1/25/16	50,000	49,956
HSBC Bank USA/New York
4.625%, 4/1/14	83,000	88,245
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	498,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
KeyCorp
5.100%, 3/24/21	$50,000	$49,691
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	500,000	509,051
3.250%, 3/15/13	250,000	261,125
3.500%, 3/10/14	408,000	431,656
4.125%, 10/15/14	94,000	102,157
4.375%, 7/21/15	478,000	520,347
2.625%, 2/16/16	700,000	705,863
4.875%, 6/17/19	250,000	276,353
2.750%, 9/8/20	150,000	138,474
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	123,000	137,832
Lloyds TSB Bank plc
4.875%, 1/21/16	200,000	206,225
6.375%, 1/21/21	100,000	104,209
Oesterreichische Kontrollbank AG
1.750%, 3/11/13	250,000	253,557
PNC Funding Corp.
3.625%, 2/8/15	350,000	361,847
5.250%, 11/15/15	57,000	61,296
5.125%, 2/8/20	100,000	105,257
Rabobank Nederland N.V.
4.500%, 1/11/21	75,000	75,519
Royal Bank of Canada
2.625%, 12/15/15	250,000	249,162
Royal Bank of Scotland Group plc
5.000%, 11/12/13	50,000	50,670
4.875%, 3/16/15	150,000	155,906
Royal Bank of Scotland plc
3.250%, 1/11/14	100,000	101,211
3.950%, 9/21/15	200,000	200,151
6.125%, 1/11/21	50,000	51,404
SunTrust Banks, Inc.
3.600%, 4/15/16	50,000	49,702
U.S. Bancorp
1.375%, 9/13/13	150,000	149,723
U.S. Bank N.A./Ohio
6.300%, 2/4/14	300,000	333,913
UBS AG/Connecticut
5.875%, 7/15/16	300,000	321,498
4.875%, 8/4/20	250,000	252,073
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	122,629
Wachovia Corp.
5.500%, 5/1/13	250,000	269,419
5.750%, 6/15/17	100,000	110,785
Wells Fargo & Co.
3.750%, 10/1/14	500,000	523,901
3.676%, 6/15/16	100,000	100,591
5.625%, 12/11/17	250,000	273,055
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	125,000	128,750
Wells Fargo Capital XV
9.750%, 9/29/49(l)	4,000,000	4,390,000
Westpac Banking Corp.
2.100%, 8/2/13	100,000	100,941
1.850%, 12/9/13	250,000	250,812
3.000%, 8/4/15	150,000	149,628

		39,814,644

Consumer Finance (1.0%)
American Express Co.
4.875%, 7/15/13	358,000	381,643
8.125%, 5/20/19	85,000	106,052
6.800%, 9/1/66(l)	$30,000	$30,600
American Express Credit Corp.
2.750%, 9/15/15	300,000	294,580
Capital One Financial Corp.
7.375%, 5/23/14	275,000	315,643
Ford Motor Credit Co. LLC
8.000%, 6/1/14	5,000,000	5,560,895
7.000%, 4/15/15	2,000,000	2,164,852
HSBC Finance Corp.
5.500%, 1/19/16	150,000	164,772
6.676%, 1/15/21§	250,000	259,496
International Lease Finance Corp.
8.875%, 9/15/15§	500,000	550,000
9.000%, 3/15/17§	1,000,000	1,125,000
ORIX Corp.
5.000%, 1/12/16	25,000	25,550
SLM Corp.
5.375%, 5/15/14	125,000	129,624
6.250%, 1/25/16	50,000	52,125
8.450%, 6/15/18	150,000	168,000
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	199,186

		11,528,018

Diversified Financial Services (2.6%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	50,000	53,943
Bank of America Corp.
2.100%, 4/30/12	323,000	328,919
3.125%, 6/15/12	700,000	721,783
4.875%, 1/15/13	89,000	93,578
4.900%, 5/1/13	250,000	263,815
7.375%, 5/15/14	500,000	564,662
4.750%, 8/1/15	75,000	78,306
5.250%, 12/1/15	476,000	499,280
5.625%, 10/14/16	75,000	80,027
5.650%, 5/1/18	550,000	574,795
7.625%, 6/1/19	250,000	289,550
Bank of America N.A.
5.300%, 3/15/17	106,000	108,827
BP Capital Markets plc
5.250%, 11/7/13	110,000	118,961
3.125%, 10/1/15	200,000	201,118
3.200%, 3/11/16	100,000	99,559
4.500%, 10/1/20	100,000	99,236
Caterpillar Financial Services Corp.
6.125%, 2/17/14	100,000	112,638
1.650%, 4/1/14	200,000	199,355
7.150%, 2/15/19	235,000	287,646
Citigroup Funding, Inc.
1.875%, 10/22/12	650,000	662,296
2.250%, 12/10/12	495,000	507,486
Citigroup, Inc.
5.500%, 4/11/13	500,000	535,009
5.500%, 10/15/14	350,000	377,510
4.587%, 12/15/15	150,000	155,107
5.300%, 1/7/16	274,000	290,450
5.850%, 8/2/16	58,000	62,846
6.125%, 11/21/17	250,000	272,414
8.500%, 5/22/19	250,000	308,469
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	164,893
General Electric Capital Corp.
2.125%, 12/21/12	650,000	665,356
5.450%, 1/15/13	150,000	160,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.100%, 1/7/14	$250,000	$250,148
5.900%, 5/13/14	500,000	551,865
4.875%, 3/4/15	65,000	70,084
2.250%, 11/9/15	500,000	480,334
5.400%, 2/15/17	72,000	78,052
5.625%, 9/15/17	391,000	424,284
4.625%, 1/7/21	100,000	98,482
6.375%, 11/15/67(l)	100,000	102,750
John Deere Capital Corp.
1.600%, 3/3/14	100,000	100,017
JPMorgan Chase & Co.
5.375%, 10/1/12	150,000	159,298
2.125%, 12/26/12	625,000	640,347
2.050%, 1/24/14	150,000	149,668
4.650%, 6/1/14	250,000	267,213
5.150%, 10/1/15	393,000	420,984
6.000%, 1/15/18	250,000	274,121
4.250%, 10/15/20	200,000	191,142
7.900%, 4/29/49(l)	9,468,000	10,359,033
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	100,584
5.450%, 4/10/17	82,000	90,693
Petroplus Finance Ltd.
7.000%, 5/1/17§	3,500,000	3,325,000
UPCB Finance III Ltd.
6.625%, 7/1/20§	2,500,000	2,450,000

		29,522,336

Insurance (0.3%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	89,912
2.600%, 11/23/15	250,000	242,963
Allstate Corp.
7.500%, 6/15/13	77,000	85,941
7.450%, 5/16/19	200,000	237,568
6.125%, 5/15/37(l)	20,000	20,200
American International Group, Inc.
5.600%, 10/18/16	80,000	82,995
5.850%, 1/16/18	206,000	214,577
8.250%, 8/15/18	150,000	175,431
AON Corp.
5.000%, 9/30/20	50,000	50,544
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12	110,000	114,743
5.400%, 5/15/18	200,000	220,202
4.250%, 1/15/21	100,000	99,963
Chubb Corp.
6.375%, 3/29/67(l)	50,000	52,625
CNA Financial Corp.
5.875%, 8/15/20	100,000	103,251
Genworth Financial, Inc.
5.750%, 6/15/14	200,000	206,050
Lincoln National Corp.
8.750%, 7/1/19	100,000	126,626
Manulife Financial Corp.
3.400%, 9/17/15	150,000	150,491
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	44,603
MetLife, Inc.
6.750%, 6/1/16	225,000	260,087
4.750%, 2/8/21	100,000	100,228
Principal Life Income Funding Trusts
5.300%, 4/24/13	100,000	107,596
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	214,956
4.750%, 9/17/15	$250,000	$266,185
7.375%, 6/15/19	100,000	117,412
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	71,656

		3,456,805

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
6.125%, 11/1/12	75,000	80,734
Boston Properties LP
5.625%, 11/15/20	70,000	74,976
Boston Properties, Inc.
5.000%, 6/1/15	60,000	64,373
Duke Realty LP
5.950%, 2/15/17	250,000	269,679
ERP Operating LP
5.250%, 9/15/14	45,000	48,955
HCP, Inc.
6.000%, 1/30/17	45,000	48,586
5.375%, 2/1/21	150,000	151,483
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	49,528
4.700%, 9/15/17	100,000	100,291
Hospitality Properties Trust
6.300%, 6/15/16	55,000	60,159
iStar Financial, Inc.
8.625%, 6/1/13	1,800,000	1,827,000
ProLogis
6.625%, 5/15/18	100,000	108,317
Simon Property Group LP
6.100%, 5/1/16	160,000	180,810
5.650%, 2/1/20	150,000	161,531

		3,226,422

Total Financials		93,538,925

Health Care (2.5%)
Biotechnology (0.0%)
Amgen, Inc.
3.450%, 10/1/20	150,000	141,157
Celgene Corp.
3.950%, 10/15/20	100,000	94,365

		235,522

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.375%, 6/1/18	332,000	368,450
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	213,122
Medtronic, Inc.
4.450%, 3/15/20	150,000	153,669
4.125%, 3/15/21	100,000	98,833

		834,074

Health Care Providers & Services (2.0%)
Aetna, Inc.
6.000%, 6/15/16	116,000	130,641
CIGNA Corp.
4.500%, 3/15/21	150,000	147,666
HCA Holdings, Inc.
7.750%, 5/15/21§	1,500,000	1,563,750
HCA, Inc.
6.500%, 2/15/16	6,000,000	6,105,000
8.500%, 4/15/19	6,000,000	6,660,000
McKesson Corp.
3.250%, 3/1/16	250,000	251,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Medco Health Solutions, Inc.
4.125%, 9/15/20	$100,000	$96,392
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	149,096
Tenet Healthcare Corp.
9.250%, 2/1/15	5,000,000	5,506,250
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	333,672
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19§	500,000	506,250
Vanguard Health Systems, Inc.
(Zero Coupon), 2/1/16§	1,000,000	635,000
WellPoint, Inc.
5.250%, 1/15/16	150,000	164,841

		22,250,360

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
5.000%, 1/15/21	100,000	99,987
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	101,677

		201,664

Pharmaceuticals (0.4%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	61,000	69,814
5.125%, 4/1/19	50,000	54,027
AstraZeneca plc
5.900%, 9/15/17	63,000	71,923
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	179,533
Eli Lilly and Co.
5.200%, 3/15/17	283,000	313,048
Giant Funding Corp.
8.250%, 2/1/18§	600,000	615,750
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	207,913
Merck & Co., Inc.
5.300%, 12/1/13	326,000	359,158
4.750%, 3/1/15	80,000	87,452
Mylan, Inc.
6.000%, 11/15/18§	1,500,000	1,500,000
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	270,624
Pfizer, Inc.
4.650%, 3/1/18	50,000	52,725
6.200%, 3/15/19	200,000	230,471
Sanofi-Aventis S.A.
1.625%, 3/28/14	100,000	99,838
4.000%, 3/29/21	75,000	73,762
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14	200,000	198,619
Wyeth
5.500%, 2/1/14	291,000	320,906

		4,705,563

Total Health Care		28,227,183

Industrials (2.7%)
Aerospace & Defense (0.1%)
Boeing Co.
5.000%, 3/15/14	450,000	491,674
Goodrich Corp.
3.600%, 2/1/21	100,000	93,519
Honeywell International, Inc.
5.400%, 3/15/16	94,000	105,718
5.300%, 3/1/18	$85,000	$94,111
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	151,273
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	92,705
Raytheon Co.
6.400%, 12/15/18	50,000	58,354
United Technologies Corp.
4.875%, 5/1/15	93,000	102,409
6.125%, 2/1/19	233,000	271,801

		1,461,564

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	67,102
3.125%, 1/15/21	200,000	185,319

		252,421

Airlines (0.3%)
American Airlines, Inc.
7.500%, 3/15/16§	3,300,000	3,262,875
Southwest Airlines Co.
5.750%, 12/15/16	50,000	54,081

		3,316,956

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	89,468

Commercial Services & Supplies (0.2%)
Ceridian Corp.
11.250%, 11/15/15	2,000,000	2,080,000
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	53,140
R.R. Donnelley & Sons Co.
6.125%, 1/15/17	75,000	77,961
Republic Services, Inc.
5.250%, 11/15/21	100,000	104,685
Waste Management, Inc.
7.375%, 3/11/19	152,000	183,006

		2,498,792

Construction & Engineering (0.1%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,596,000

Industrial Conglomerates (0.5%)
General Electric Co.
5.000%, 2/1/13	623,000	663,749
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	100,000	120,018
RBS Global, Inc./Rexnord LLC
11.750%, 8/1/16	2,000,000	2,145,000
8.500%, 5/1/18	2,200,000	2,376,000
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	114,441
Tyco International Finance S.A.
4.125%, 10/15/14	150,000	159,271

		5,578,479

Machinery (0.6%)
Deere & Co.
6.950%, 4/25/14	73,000	84,248
4.375%, 10/16/19	150,000	156,233
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,105,000
Terex Corp.
8.000%, 11/15/17	5,000,000	5,268,750

		6,614,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Road & Rail (0.9%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18		$265,000	$295,291
Canadian National Railway Co.
5.550%, 5/15/18		48,000	53,556
CEVA Group plc
8.375%, 12/1/17§		900,000	918,000
11.500%, 4/1/18§		2,900,000	3,150,125
CHC Helicopter S.A.
9.250%, 10/15/20§		1,500,000	1,545,000
CSX Corp.
5.500%, 8/1/13		66,000	71,488
7.375%, 2/1/19		100,000	120,857
Hertz Corp.
8.875%, 1/1/14		2,752,000	2,820,800
Norfolk Southern Corp.
5.900%, 6/15/19		40,000	45,389
Union Pacific Corp.
5.700%, 8/15/18		100,000	111,965
United Rentals North America, Inc.
8.375%, 9/15/20		500,000	522,500

			9,654,971

Total Industrials			31,062,882

Information Technology (3.2%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
1.625%, 3/14/14		150,000	149,753
5.500%, 2/22/16		121,000	135,862
4.450%, 1/15/20		250,000	256,382
Juniper Networks, Inc.
4.600%, 3/15/21		50,000	49,839

			591,836

Computers & Peripherals (0.1%)
Dell, Inc.
2.100%, 4/1/14		100,000	100,023
2.300%, 9/10/15		200,000	195,532
Hewlett-Packard Co.
6.125%, 3/1/14		250,000	280,023
5.500%, 3/1/18		156,000	173,205

			748,783

Electronic Equipment, Instruments & Components (0.2%)
CommScope, Inc.
8.250%, 1/15/19§		300,000	313,500
Sanmina-SCI Corp.
8.125%, 3/1/16		2,000,000	2,070,000

			2,383,500

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20		50,000	45,741

IT Services (1.7%)
First Data Corp.
9.875%, 9/24/15		106,000	108,650
8.250%, 1/15/21§		3,009,000	3,001,477
12.625%, 1/15/21§		4,025,000	4,367,125
8.750%, 1/15/22 PIK§		2,014,000	2,003,930
Term Loan
3.012%, 9/24/14(l)		9,366,456	8,966,921
Fiserv, Inc.
6.800%, 11/20/17		100,000	111,431
International Business Machines Corp.
4.750%, 11/29/12		152,000	161,535
5.700%, 9/14/17		350,000	396,146
Western Union Co.
5.930%, 10/1/16		$150,000	$166,578

			19,283,793

Office Electronics (0.1%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17		750,000	804,375
Xerox Corp.
5.500%, 5/15/12		100,000	104,611
4.250%, 2/15/15		200,000	210,530

			1,119,516

Semiconductors & Semiconductor Equipment (1.0%)
Freescale Semiconductor, Inc.
10.125%, 12/15/16		1,750,000	1,859,375
9.250%, 4/15/18§		3,300,000	3,613,500
10.750%, 8/1/20§		5,750,000	6,454,375

			11,927,250

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14		85,000	88,467
1.625%, 9/25/15		100,000	96,815
4.000%, 2/8/21		150,000	150,600
Oracle Corp.
3.750%, 7/8/14		135,000	143,282
5.750%, 4/15/18		250,000	279,946

			759,110

Total Information Technology			36,859,529

Materials (1.3%)
Chemicals (0.6%)
Dow Chemical Co.
7.600%, 5/15/14		175,000	202,234
8.550%, 5/15/19		150,000	189,607
9.400%, 5/15/39		40,000	59,395
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	104,745
6.000%, 7/15/18		250,000	285,107
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR	4,000,000	5,541,252
Lubrizol Corp.
8.875%, 2/1/19		$55,000	70,689
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		200,000	195,524
Praxair, Inc.
3.950%, 6/1/13		250,000	264,655

			6,913,208

Construction Materials (0.2%)
CEMEX S.A.B. de C.V.
3.250%, 3/15/16§		1,375,000	1,411,094
3.750%, 3/15/18§		765,000	794,643

			2,205,737

Containers & Packaging (0.1%)
Berry Plastics Corp.
9.750%, 1/15/21§		1,000,000	990,000

Metals & Mining (0.4%)
Alcoa, Inc.
5.375%, 1/15/13		100,000	106,643
5.550%, 2/1/17		100,000	105,746
Allegheny Technologies, Inc.
5.950%, 1/15/21		100,000	105,289
ArcelorMittal S.A.
3.750%, 3/1/16		150,000	149,723
6.125%, 6/1/18		205,000	217,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Barrick Gold Finance Co.
4.875%, 11/15/14		$125,000	$136,640
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		50,000	55,629
6.500%, 4/1/19		160,000	188,919
FMG Resources Pty Ltd.
7.000%, 11/1/15§		1,100,000	1,141,250
6.875%, 2/1/18§		1,000,000	1,042,500
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17		150,000	165,375
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		210,000	223,041
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		200,000	240,608
9.000%, 5/1/19		100,000	131,412
Teck Resources Ltd.
4.500%, 1/15/21		100,000	99,728
Vale Overseas Ltd.
6.250%, 1/11/16		150,000	166,074

			4,275,724

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19		40,000	51,486
7.500%, 8/15/21		50,000	58,679
NewPage Corp.
10.000%, 5/1/12		1,000,000	662,500

			772,665

Total Materials			15,157,334

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.875%, 8/15/12		61,000	65,005
4.850%, 2/15/14		250,000	270,357
5.100%, 9/15/14		109,000	119,198
5.500%, 2/1/18		275,000	300,189
BellSouth Corp.
5.200%, 9/15/14		62,000	67,789
British Telecommunications plc
5.950%, 1/15/18		100,000	110,321
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, 12/1/15§		1,500,000	1,620,000
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		96,000	103,746
4.875%, 7/8/14		100,000	108,163
Embarq Corp.
6.738%, 6/1/13		150,000	162,742
7.082%, 6/1/16		100,000	113,719
France Telecom S.A.
4.375%, 7/8/14		100,000	107,417
Frontier Communications Corp.
8.250%, 4/15/17		700,000	756,000
8.500%, 4/15/20		700,000	758,625
Qwest Corp.
8.375%, 5/1/16		140,000	166,600
Telecom Italia Capital S.A.
5.250%, 10/1/15		368,000	380,902
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		299,000	332,248
Verizon Communications, Inc.
7.375%, 9/1/12		76,000	82,683
1.950%, 3/28/14		200,000	200,167
4.900%, 9/15/15		82,000	89,395
8.750%, 11/1/18		$300,000	$383,834
Virgin Media Secured Finance plc
7.000%, 1/15/18	GBP	900,000	1,561,087

			7,860,187

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$200,000	206,219
American Tower Corp.
5.050%, 9/1/20		75,000	72,865
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13		100,000	114,141
8.500%, 11/15/18		200,000	256,963
Cricket Communications, Inc.
7.750%, 10/15/20		3,500,000	3,526,250
Rogers Communications, Inc.
6.800%, 8/15/18		100,000	116,903
Vodafone Group plc
5.000%, 12/16/13		94,000	101,999
4.150%, 6/10/14		45,000	47,708
2.875%, 3/16/16		50,000	49,530
5.450%, 6/10/19		200,000	218,534

			4,711,112

Total Telecommunication Services			12,571,299

Utilities (4.0%)
Electric Utilities (2.6%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16		122,000	135,024
Calpine Construction Finance Co. LP/ CCFC Finance Corp.
8.000%, 6/1/16§		1,000,000	1,090,000
Cleveland Electric Illuminating Co.
5.700%, 4/1/17		100,000	106,340
Commonwealth Edison Co.
6.150%, 9/15/17		144,000	161,162
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15		85,000	94,637
Series 08-A
5.850%, 4/1/18		175,000	197,938
Detroit Edison Co.
3.450%, 10/1/20		100,000	94,225
Duke Energy Carolinas LLC
7.000%, 11/15/18		26,000	31,160
Duke Energy Corp.
5.050%, 9/15/19		165,000	171,854
Duke Energy Indiana, Inc.
3.750%, 7/15/20		100,000	96,537
Edison International
3.750%, 9/15/17		100,000	98,417
Energy Future Holdings Corp.
Series R
6.550%, 11/15/34		9,000,000	4,140,000
Entergy Corp.
5.125%, 9/15/20		50,000	48,797
Georgia Power Co.
6.000%, 11/1/13		60,000	66,698
LG&E and KU Energy LLC
3.750%, 11/15/20§		100,000	92,322
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		76,000	81,163
5.750%, 4/1/18		70,000	78,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Northern States Power Co.
8.000%, 8/28/12	$90,000	$98,512
5.250%, 3/1/18	25,000	27,256
Ohio Power Co.
6.000%, 6/1/16	65,000	73,153
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	79,000	83,006
6.375%, 1/15/15	265,000	297,399
Pacific Gas & Electric Co.
4.800%, 3/1/14	75,000	80,544
Progress Energy, Inc.
4.400%, 1/15/21	100,000	99,257
PSEG Power LLC
5.500%, 12/1/15	325,000	353,690
Public Service Co. of New Mexico
7.950%, 5/15/18	1,300,000	1,460,540
Texas Competitive Electric Holdings Co. LLC
3.759%, 10/10/14(l)	9,129,541	7,683,486
10.250%, 11/1/15	8,500,000	4,972,500
10.500%, 11/1/16 PIK	74,952	43,472
15.000%, 4/1/21§	5,258,000	4,337,850
Term Loan
3.764%, 10/10/14(l)	3,969,849	3,341,053
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	114,451

		29,850,507

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	87,442
Energy Transfer Equity LP
7.500%, 10/15/20	1,200,000	1,305,000

		1,392,442

Independent Power Producers & Energy Traders (0.8%)
Dynegy Holdings, Inc.
7.500%, 6/1/15	2,000,000	1,682,500
8.375%, 5/1/16	2,500,000	2,093,750
7.750%, 6/1/19	3,500,000	2,716,875
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	1,786,500
Tennessee Valley Authority
5.500%, 7/18/17	500,000	572,922

		8,852,547

Multi-Utilities (0.5%)
Calpine Corp.
7.250%, 10/15/17§	1,000,000	1,040,000
7.875%, 7/31/20§	800,000	850,000
7.500%, 2/15/21§	1,000,000	1,035,000
7.875%, 1/15/23§	1,000,000	1,037,500
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	88,591
8.875%, 1/15/19	163,000	208,062
DTE Energy Co.
6.350%, 6/1/16	60,000	67,454
Dynegy-Roseton/Danskammer Trust
Series B
7.670%, 11/8/16	750,000	711,562
NiSource Finance Corp.
6.400%, 3/15/18	100,000	111,877
Sempra Energy
2.000%, 3/15/14	$250,000	$248,291

		5,398,337

Total Utilities		45,493,833

Total Corporate Bonds		354,442,409

Government Securities (16.2%)
Agency ABS (1.1%)
Federal Home Loan Bank
0.875%, 8/22/12	$300,000	301,208
Federal Home Loan Mortgage Corp.
0.625%, 12/28/12	710,000	708,666
0.875%, 10/28/13	2,000,000	1,983,346
Federal National Mortgage Association
0.500%, 10/30/12	500,000	498,607
1.500%, 6/26/13	1,090,000	1,102,294
1.000%, 9/23/13	500,000	497,813
1.450%, 1/24/14	4,000,000	4,001,832
2.750%, 3/28/16	900,000	899,228
3.000%, 9/1/16	2,000,000	2,011,026

		12,004,020

Foreign Governments (0.4%)
Canadian Government Bond
2.375%, 9/10/14	285,000	292,237
Export-Import Bank of Korea
5.875%, 1/14/15	300,000	328,519
Federative Republic of Brazil
8.000%, 1/15/18	415,333	488,017
5.875%, 1/15/19	155,000	171,662
Province of British Columbia
4.300%, 5/30/13	15,000	16,036
Province of Nova Scotia
5.125%, 1/26/17	50,000	55,592
Province of Ontario
1.375%, 1/27/14	500,000	498,680
4.100%, 6/16/14	590,000	633,470
4.500%, 2/3/15	96,000	104,684
4.750%, 1/19/16	47,000	51,608
Province of Quebec
4.600%, 5/26/15	47,000	51,517
Republic of Hungary
6.250%, 1/29/20	50,000	50,875
6.375%, 3/29/21	100,000	100,100
Republic of Italy
4.375%, 6/15/13	328,000	345,613
2.125%, 9/16/13	150,000	150,284
4.500%, 1/21/15	129,000	135,739
4.750%, 1/25/16	49,000	51,264
5.250%, 9/20/16	250,000	266,053
Republic of Peru
7.125%, 3/30/19	260,000	306,800
Republic of Poland
5.000%, 10/19/15	33,000	34,797
6.375%, 7/15/19	150,000	166,911
Republic of South Africa
6.500%, 6/2/14	31,000	34,642
United Mexican States
6.375%, 1/16/13	106,000	115,275
5.625%, 1/15/17	250,000	275,750
5.125%, 1/15/20	300,000	313,800

		5,039,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (0.2%)
State of California
5.250%, 4/1/14	$150,000	$156,737
7.950%, 3/1/36	2,000,000	2,137,180
State of Illinois
5.365%, 3/1/17	150,000	149,880
5.877%, 3/1/19	50,000	49,937

		2,493,734

Supranational (0.5%)
Asian Development Bank
2.625%, 2/9/15	360,000	369,479
Eksportfinans ASA
5.500%, 5/25/16	60,000	67,362
European Investment Bank
1.625%, 3/15/13	500,000	506,728
4.250%, 7/15/13	200,000	213,780
3.000%, 4/8/14	130,000	135,477
4.625%, 5/15/14	123,000	134,203
3.125%, 6/4/14	500,000	523,094
4.625%, 10/20/15	665,000	730,375
5.125%, 5/30/17	250,000	280,516
4.000%, 2/16/21	200,000	202,534
Inter-American Development Bank
5.125%, 9/13/16	375,000	422,640
3.875%, 2/14/20	150,000	154,956
International Bank for Reconstruction & Development
1.750%, 7/15/13	500,000	508,757
2.125%, 3/15/16	500,000	497,064
7.625%, 1/19/23	137,000	183,361
International Finance Corp.
3.000%, 4/22/14	250,000	261,150
Japan Finance Corp.
2.500%, 1/21/16	100,000	98,838
Korea Development Bank
3.250%, 3/9/16	200,000	196,144

		5,486,458

U.S. Government Agencies (1.6%)
Federal Farm Credit Bank
4.875%, 1/17/17	180,000	200,960
Federal Home Loan Bank
4.000%, 9/6/13	400,000	426,678
3.625%, 10/18/13	1,010,000	1,069,923
5.250%, 6/5/17	595,000	669,174
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12	2,341,000	2,482,354
4.875%, 11/15/13	1,619,000	1,773,355
5.125%, 11/17/17	1,390,000	1,565,802
Federal National Mortgage Association
1.750%, 8/10/12	1,000,000	1,015,992
3.625%, 2/12/13	3,000,000	3,152,229
3.000%, 9/16/14	610,000	638,357
4.625%, 10/15/14	251,000	276,165
2.625%, 11/20/14	1,500,000	1,547,142
4.375%, 10/15/15	400,000	436,392
5.375%, 6/12/17	2,371,000	2,703,530

		17,958,053

U.S. Treasuries (12.4%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	676,859
8.125%, 8/15/19	629,000	863,745
3.625%, 2/15/20	695,000	713,896
8.500%, 2/15/20	592,000	835,691
U.S. Treasury Notes
1.000%, 4/30/12	$1,180,000	$1,188,154
1.375%, 5/15/12	2,275,000	2,300,328
1.875%, 6/15/12	910,000	926,102
0.625%, 6/30/12	5,000,000	5,012,900
1.750%, 8/15/12	4,000,000	4,069,376
0.375%, 9/30/12	2,000,000	1,995,000
4.250%, 9/30/12	522,000	550,751
0.375%, 10/31/12	9,000,000	8,970,120
3.875%, 10/31/12	727,000	764,741
1.375%, 11/15/12	4,000,000	4,049,064
1.125%, 12/15/12	1,000,000	1,007,891
0.625%, 1/31/13	2,500,000	2,495,508
1.375%, 2/15/13	3,825,000	3,870,273
1.375%, 3/15/13	2,500,000	2,529,000
1.750%, 4/15/13	4,250,000	4,330,367
1.375%, 5/15/13	3,500,000	3,538,290
0.750%, 8/15/13	4,000,000	3,979,688
0.500%, 10/15/13	1,500,000	1,479,492
0.500%, 11/15/13	2,500,000	2,462,305
1.500%, 12/31/13	1,396,000	1,409,196
1.000%, 1/15/14	3,500,000	3,482,773
1.875%, 4/30/14	6,000,000	6,103,596
2.375%, 8/31/14	49,000	50,439
2.375%, 10/31/14	3,000,000	3,083,673
4.000%, 2/15/15	284,000	308,451
2.375%, 2/28/15	1,130,000	1,157,549
2.500%, 4/30/15	4,000,000	4,109,064
4.125%, 5/15/15	312,000	340,665
1.875%, 6/30/15	800,000	799,562
1.750%, 7/31/15	900,000	893,250
1.250%, 8/31/15	2,400,000	2,326,126
1.250%, 9/30/15	1,500,000	1,450,663
1.250%, 10/31/15	2,400,000	2,315,813
1.375%, 11/30/15	4,000,000	3,873,436
2.125%, 12/31/15	2,500,000	2,500,585
2.000%, 1/31/16	2,600,000	2,581,108
2.125%, 2/29/16	2,800,000	2,791,250
5.125%, 5/15/16	2,500,000	2,848,243
3.250%, 6/30/16	685,000	716,681
4.875%, 8/15/16	372,000	419,895
3.250%, 12/31/16	2,000,000	2,078,594
3.000%, 2/28/17	240,000	245,550
3.250%, 3/31/17	3,050,000	3,160,563
4.500%, 5/15/17	1,627,000	1,800,632
2.500%, 6/30/17	2,500,000	2,473,437
4.750%, 8/15/17	4,700,000	5,268,409
4.250%, 11/15/17	730,000	795,814
2.750%, 12/31/17	2,500,000	2,488,478
2.625%, 1/31/18	1,000,000	986,016
2.750%, 2/28/18	2,100,000	2,084,086
3.125%, 5/15/19	4,500,000	4,499,649
3.375%, 11/15/19	1,065,000	1,076,649
3.500%, 5/15/20	5,880,000	5,959,498
2.625%, 8/15/20	3,100,000	2,908,187
2.625%, 11/15/20	4,300,000	4,012,438
3.625%, 2/15/21	650,000	659,242

		142,668,801

Total Government Securities		185,650,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Total Long-Term Debt Securities (47.7%) (Cost $527,124,952)		$546,993,449

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co.
4.750%	29,500	1,421,900

Total Consumer Discretionary		1,421,900

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Chesapeake Energy Corp.
5.750%§	2,500	3,375,000
SandRidge Energy, Inc.
7.000%*§	30,000	5,568,750

Total Energy		8,943,750

Financials (0.6%)
Commercial Banks (0.3%)
GMAC, Inc.
7.000%§	4,046	3,764,803

Insurance (0.2%)
MetLife, Inc.
5.000%*	20,300	1,722,455

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
6.750%*	200,000	300,000
7.625%*†	306,800	444,860
8.250%(l)*	149,600	254,320
Freddie Mac
8.375%(l)*	288,100	489,770

		1,488,950

Total Financials		6,976,208

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
7.000%	1,500	1,762,500

Total Health Care		1,762,500

Materials (0.1%)
Metals & Mining (0.1%)
AngloGold Ashanti Holdings Finance plc
6.000%	20,000	1,076,800

Total Materials		1,076,800

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.
8.375%	20,000	1,032,200

Total Utilities		1,032,200

Total Preferred Stocks (1.8%) (Cost $37,032,843)		21,213,358

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Motors Liquidation Co.
6.250%*	200,000	1,462,000

Total Consumer Discretionary		1,462,000

Financials (2.3%)
Commercial Banks (0.6%)
Wells Fargo & Co.
7.500%	7,000	$7,246,400

Diversified Financial Services (1.3%)
Bank of America Corp.
7.250%	8,210	8,302,363
Citigroup, Inc.
7.500%	50,000	6,325,000

		14,627,363

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc.
1.950%	130,000	3,510,000

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
5.375%*	80	460,000
8.750%*	189,400	164,778

		624,778

Total Financials		26,008,541

Total Convertible Preferred Stocks (2.4%) (Cost $38,898,041)		27,470,541

COMMON STOCKS:
Consumer Discretionary (3.0%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	4,587	68,713
Johnson Controls, Inc.	12,788	531,597

		600,310

Automobiles (0.1%)
Ford Motor Co.*	71,416	1,064,813
Harley-Davidson, Inc.	4,447	188,953

		1,253,766

Distributors (0.0%)
Genuine Parts Co.	2,977	159,686

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,324	96,934
DeVry, Inc.	1,163	64,046
H&R Block, Inc.	5,763	96,473

		257,453

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	8,148	312,557
Darden Restaurants, Inc.	2,607	128,082
International Game Technology	5,641	91,553
Marriott International, Inc., Class A	5,488	195,263
McDonald’s Corp.	19,697	1,498,745
Starbucks Corp.	14,084	520,404
Starwood Hotels & Resorts Worldwide, Inc.	3,628	210,859
Wyndham Worldwide Corp.	3,271	104,051
Wynn Resorts Ltd.	1,438	182,986
Yum! Brands, Inc.	8,829	453,634

		3,698,134

Household Durables (0.1%)
D.R. Horton, Inc.	5,305	61,803
Fortune Brands, Inc.	2,897	179,296
Harman International Industries, Inc.	1,315	61,568
Leggett & Platt, Inc.	2,764	67,718
Lennar Corp., Class A	3,034	54,976
Newell Rubbermaid, Inc.	5,486	104,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pulte Group, Inc.*	6,347	$46,968
Stanley Black & Decker, Inc.	3,157	241,826
Whirlpool Corp.	1,436	122,577

		941,679

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	6,727	1,211,734
Expedia, Inc.	3,777	85,587
Netflix, Inc.*	829	196,747
priceline.com, Inc.*	926	468,963

		1,963,031

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,587	121,175
Mattel, Inc.	6,583	164,114

		285,289

Media (1.4%)
Cablevision Systems Corp. - New York Group, Class A	4,391	151,972
CBS Corp., Class B	12,695	317,883
Charter Communications, Inc., Class A*	89,181	4,515,234
Comcast Corp., Class A	201,607	4,983,725
Dex One Corp.*	115,741	560,186
DIRECTV, Class A*	14,981	701,111
Discovery Communications, Inc., Class A*	5,316	212,108
Gannett Co., Inc.	4,525	68,916
Interpublic Group of Cos., Inc.	9,236	116,097
McGraw-Hill Cos., Inc.	5,787	228,008
News Corp., Class A	43,116	757,117
Omnicom Group, Inc.	5,362	263,060
Scripps Networks Interactive, Inc., Class A	1,710	85,654
Time Warner Cable, Inc.	6,483	462,497
Time Warner, Inc.	20,632	736,562
Viacom, Inc., Class B	11,271	524,327
Walt Disney Co.	35,854	1,544,949
Washington Post Co., Class B	100	43,756

		16,273,162

Multiline Retail (0.2%)
Big Lots, Inc.*	1,425	61,888
Family Dollar Stores, Inc.	2,386	122,449
J.C. Penney Co., Inc.	4,469	160,482
Kohl’s Corp.	5,510	292,250
Macy’s, Inc.	7,992	193,886
Nordstrom, Inc.	3,169	142,225
Sears Holdings Corp.*	822	67,938
Target Corp.	23,368	1,168,634

		2,209,752

Specialty Retail (0.5%)
Abercrombie & Fitch Co., Class A .	1,647	96,679
AutoNation, Inc.*	1,210	42,798
AutoZone, Inc.*	504	137,874
Bed Bath & Beyond, Inc.*	4,809	232,130
Best Buy Co., Inc.	6,177	177,404
CarMax, Inc.*	4,258	136,682
GameStop Corp., Class A*	2,858	64,362
Gap, Inc.	8,235	186,605
Home Depot, Inc.	75,698	2,805,368
Limited Brands, Inc.	5,000	164,400
Lowe’s Cos., Inc.	26,054	688,607
O’Reilly Automotive, Inc.*	2,664	153,074
RadioShack Corp.	1,997	29,975
Ross Stores, Inc.	2,248	159,878
Staples, Inc.	13,569	$263,510
Tiffany & Co.	2,386	146,596
TJX Cos., Inc.	7,458	370,886
Urban Outfitters, Inc.*	2,416	72,069

		5,928,897

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	5,585	290,643
NIKE, Inc., Class B	7,227	547,084
Polo Ralph Lauren Corp.	1,235	152,708
VF Corp.	1,634	160,998

		1,151,433

Total Consumer Discretionary		34,722,592

Consumer Staples (2.6%)
Beverages (1.0%)
Brown-Forman Corp., Class B	1,946	132,912
Coca-Cola Co.	43,316	2,874,016
Coca-Cola Enterprises, Inc.	6,233	170,161
Constellation Brands, Inc., Class A*	3,322	67,370
Diageo plc	150,000	2,851,465
Dr. Pepper Snapple Group, Inc.	4,229	157,150
Molson Coors Brewing Co., Class B	2,999	140,623
PepsiCo, Inc.	79,953	5,149,773

		11,543,470

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	8,241	604,230
CVS Caremark Corp.	25,831	886,520
Kroger Co.	12,019	288,095
Safeway, Inc.	6,951	163,627
SUPERVALU, Inc.	4,006	35,774
Sysco Corp.	11,025	305,392
Walgreen Co.	17,415	699,038
Wal-Mart Stores, Inc.	36,987	1,925,173
Whole Foods Market, Inc.	2,785	183,532

		5,091,381

Food Products (0.3%)
Archer-Daniels-Midland Co.	12,038	433,489
Campbell Soup Co.	3,446	114,097
ConAgra Foods, Inc.	8,267	196,341
Dean Foods Co.*	3,457	34,570
General Mills, Inc.	12,004	438,746
H.J. Heinz Co.	6,076	296,630
Hershey Co.	2,918	158,593
Hormel Foods Corp.	2,614	72,774
J.M. Smucker Co.	2,248	160,485
Kellogg Co.	4,756	256,729
Kraft Foods, Inc., Class A	33,019	1,035,476
McCormick & Co., Inc. (Non-Voting)	2,510	120,053
Mead Johnson Nutrition Co.	3,856	223,378
Sara Lee Corp.	11,752	207,658
Tyson Foods, Inc., Class A	5,630	108,040

		3,857,059

Household Products (0.4%)
Clorox Co.	2,596	181,902
Colgate-Palmolive Co.	9,324	753,006
Kimberly-Clark Corp.	7,634	498,271
Procter & Gamble Co.	52,878	3,257,285

		4,690,464

Personal Products (0.1%)
Avon Products, Inc.	8,089	218,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Estee Lauder Cos., Inc., Class A	2,162	$208,330

		427,057

Tobacco (0.3%)
Altria Group, Inc.	39,496	1,028,081
Lorillard, Inc.	2,748	261,088
Philip Morris International, Inc.	33,929	2,226,760
Reynolds American, Inc.	6,365	226,148

		3,742,077

Total Consumer Staples		29,351,508

Energy (6.6%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	38,199	2,804,953
Cameron International Corp.*	4,621	263,859
Diamond Offshore Drilling, Inc.	1,312	101,942
FMC Technologies, Inc.*	2,268	214,281
Halliburton Co.	17,244	859,441
Helmerich & Payne, Inc.	2,008	137,930
Nabors Industries Ltd.*	5,402	164,113
National Oilwell Varco, Inc.	7,950	630,196
Noble Corp.	4,763	217,288
Rowan Cos., Inc.*	2,385	105,369
Schlumberger Ltd.	55,700	5,194,582
Weatherford International Ltd.*	100,000	2,260,000

		12,953,954

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	9,369	767,508
Apache Corp.	7,226	946,028
BP plc (ADR)	90,000	3,972,600
Cabot Oil & Gas Corp.	1,969	104,298
Callon Petroleum Co.*	150,000	1,165,500
Canadian Oil Sands Ltd.	250,000	8,424,446
Chesapeake Energy Corp.	29,616	992,728
Chevron Corp.	57,906	6,220,842
ConocoPhillips	132,191	10,556,773
Consol Energy, Inc.	4,257	228,303
Denbury Resources, Inc.*	7,571	184,732
Devon Energy Corp.	8,062	739,850
El Paso Corp.	13,306	239,508
EOG Resources, Inc.	5,058	599,424
EQT Corp.	2,816	140,518
Exxon Mobil Corp.	209,607	17,634,237
Hess Corp.	5,674	483,482
Marathon Oil Corp.	13,410	714,887
Massey Energy Co.	1,953	133,507
Murphy Oil Corp.	3,641	267,322
Newfield Exploration Co.*	2,536	192,761
Noble Energy, Inc.	3,318	320,685
Occidental Petroleum Corp.	15,346	1,603,504
Peabody Energy Corp.	5,108	367,572
Pioneer Natural Resources Co.	2,199	224,122
QEP Resources, Inc.	3,329	134,958
Range Resources Corp.	3,030	177,134
Southwestern Energy Co.*	6,565	282,098
Spectra Energy Corp.	137,216	3,729,531
Sunoco, Inc.	2,277	103,808
Tesoro Corp.*	2,703	72,521
Valero Energy Corp.	10,742	320,326
Williams Cos., Inc.	11,067	$345,069

		62,390,582

Total Energy		75,344,536

Financials (6.2%)
Capital Markets (0.5%)
Ameriprise Financial, Inc.	4,654	284,266
Bank of New York Mellon Corp.	23,445	700,302
Charles Schwab Corp.	18,856	339,974
E*TRADE Financial Corp.*	4,177	65,286
Federated Investors, Inc., Class B	1,741	46,572
Franklin Resources, Inc.	2,744	343,219
Goldman Sachs Group, Inc.	9,827	1,557,285
Invesco Ltd.	8,709	222,602
Janus Capital Group, Inc.	3,513	43,807
Legg Mason, Inc.	2,874	103,723
Morgan Stanley	29,181	797,225
Northern Trust Corp.	4,565	231,674
State Street Corp.	9,459	425,087
T. Rowe Price Group, Inc.	4,890	324,794

		5,485,816

Commercial Banks (2.3%)
Banco Santander S.A.	152,307	1,768,239
Barclays plc	300,000	1,335,737
BB&T Corp.	13,114	359,979
CIT Group, Inc.*	30,000	1,276,500
Comerica, Inc.	3,337	122,535
Fifth Third Bancorp	17,292	240,013
First Horizon National Corp.	4,972	55,736
HSBC Holdings plc	500,000	5,141,461
Huntington Bancshares, Inc./Ohio	16,300	108,232
KeyCorp.	16,623	147,612
M&T Bank Corp.	42,270	3,739,627
Marshall & Ilsley Corp.	10,008	79,964
PNC Financial Services Group, Inc.	9,906	623,979
Regions Financial Corp.	23,746	172,396
SunTrust Banks, Inc.	9,449	272,509
U.S. Bancorp	36,286	959,039
Wells Fargo & Co.	298,859	9,473,831
Zions Bancorp	3,455	79,672

		25,957,061

Consumer Finance (0.1%)
American Express Co.	19,729	891,751
Capital One Financial Corp.	8,635	448,675
Discover Financial Services	10,294	248,291
SLM Corp.*	9,948	152,204

		1,740,921

Diversified Financial Services (2.1%)
Bank of America Corp.	641,084	8,545,650
Citigroup, Inc.*	1,048,567	4,634,666
CME Group, Inc.	1,263	380,858
IntercontinentalExchange, Inc.*	1,385	171,103
JPMorgan Chase & Co.	225,207	10,382,043
Leucadia National Corp.	3,736	140,249
Moody’s Corp.	3,768	127,773
NASDAQ OMX Group, Inc.*	2,827	73,050
NYSE Euronext	4,931	173,423

		24,628,815

Insurance (0.8%)
ACE Ltd.	6,335	409,875
Aflac, Inc.	8,879	468,634
Allstate Corp.	10,002	317,864
American International Group, Inc.*	2,712	95,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Aon Corp.	6,289	$333,065
Assurant, Inc.	1,887	72,668
Berkshire Hathaway, Inc., Class B*.	32,680	2,733,028
Chubb Corp.	5,574	341,742
Cincinnati Financial Corp.	3,077	100,926
Genworth Financial, Inc., Class A* .	9,249	124,492
Hartford Financial Services Group, Inc.	8,396	226,104
Lincoln National Corp.	5,962	179,098
Loews Corp.	5,936	255,782
Marsh & McLennan Cos., Inc.	10,242	305,314
MetLife, Inc.	19,921	891,066
Principal Financial Group, Inc.	6,057	194,490
Progressive Corp.	12,505	264,231
Prudential Financial, Inc.	9,176	565,058
Torchmark Corp.	1,471	97,792
Travelers Cos., Inc.	8,138	484,048
Unum Group	5,847	153,484
XL Group plc	5,872	144,451

		8,758,512

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	2,230	56,798
AvalonBay Communities, Inc. (REIT)	1,625	195,130
Boston Properties, Inc. (REIT)	2,693	255,431
Equity Residential (REIT)	5,550	313,075
HCP, Inc. (REIT)	7,571	287,244
Health Care REIT, Inc.	3,325	174,363
Host Hotels & Resorts, Inc. (REIT)	12,846	226,218
Kimco Realty Corp. (REIT)	7,673	140,723
Plum Creek Timber Co., Inc. (REIT)	3,056	133,272
ProLogis (REIT)	10,770	172,105
Public Storage (REIT)	2,639	292,691
Simon Property Group, Inc. (REIT)	5,607	600,846
Ventas, Inc. (REIT)	3,076	167,027
Vornado Realty Trust (REIT)	3,086	270,025
Westfield Retail Trust (REIT)	454,500	1,231,694
Weyerhaeuser Co. (REIT)	10,142	249,493

		4,766,135

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,498	146,797

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,944	96,258
People’s United Financial, Inc.	6,834	85,972

		182,230

Total Financials		71,666,287

Health Care (4.8%)
Biotechnology (0.3%)
Amgen, Inc.*	17,604	940,934
Biogen Idec, Inc.*	4,548	333,778
Celgene Corp.*	8,777	504,941
Cephalon, Inc.*	1,430	108,365
Genzyme Corp.*	4,931	375,496
Gilead Sciences, Inc.*	15,014	637,194

		2,900,708

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.	10,939	588,190
Becton, Dickinson and Co.	4,175	332,413
Boston Scientific Corp.*	28,652	$206,008
C.R. Bard, Inc.	1,606	159,492
CareFusion Corp.*	4,212	118,778
Covidien plc	9,324	484,289
DENTSPLY International, Inc.	2,684	99,281
Edwards Lifesciences Corp.*	2,166	188,442
Intuitive Surgical, Inc.*	734	244,760
Medtronic, Inc.	20,189	794,437
St. Jude Medical, Inc.	6,146	315,044
Stryker Corp.	6,352	386,202
Varian Medical Systems, Inc.*	2,266	153,272
Zimmer Holdings, Inc.*	3,627	219,542

		4,290,150

Health Care Providers & Services (0.4%)
Aetna, Inc.	7,259	271,704
AmerisourceBergen Corp.	5,175	204,723
Cardinal Health, Inc.	6,603	271,581
CIGNA Corp.	5,107	226,138
Coventry Health Care, Inc.*	2,828	90,185
DaVita, Inc.*	1,812	154,944
Express Scripts, Inc.*	9,974	554,654
Humana, Inc.*	3,182	222,549
Laboratory Corp. of America Holdings*	1,888	173,941
McKesson Corp.	4,800	379,440
Medco Health Solutions, Inc.*	7,636	428,838
Patterson Cos., Inc.	1,808	58,200
Quest Diagnostics, Inc.	2,941	169,755
Tenet Healthcare Corp.*	9,174	68,346
UnitedHealth Group, Inc.	20,649	933,335
WellPoint, Inc.	7,090	494,811

		4,703,144

Health Care Technology (0.0%)
Cerner Corp.*	1,354	150,565

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.*	6,528	292,324
Life Technologies Corp.*	3,398	178,123
PerkinElmer, Inc.	2,141	56,244
Thermo Fisher Scientific, Inc.*	7,375	409,681
Waters Corp.*	1,724	149,816

		1,086,188

Pharmaceuticals (3.6%)
Abbott Laboratories, Inc.	29,218	1,433,143
Allergan, Inc.	5,771	409,856
Bristol-Myers Squibb Co.	32,141	849,487
Eli Lilly and Co.	19,234	676,460
Forest Laboratories, Inc.*	5,401	174,452
Hospira, Inc.*	3,146	173,659
Johnson & Johnson	151,640	8,984,670
Merck & Co., Inc.	318,207	10,504,013
Mylan, Inc.*	8,251	187,050
Pfizer, Inc.	425,947	8,650,984
Roche Holding AG	65,000	9,284,703
Watson Pharmaceuticals, Inc.*	2,376	133,080

		41,461,557

Total Health Care		54,592,312

Industrials (2.5%)
Aerospace & Defense (0.6%)
Boeing Co.	13,901	1,027,701
General Dynamics Corp.	7,037	538,753
Goodrich Corp.	2,371	202,792
Honeywell International, Inc.	14,804	883,947
Huntington Ingalls Industries, Inc.* .	1	42

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
ITT Corp.	3,468	$208,253
L-3 Communications Holdings, Inc.	2,137	167,349
Lockheed Martin Corp.	5,416	435,446
Northrop Grumman Corp.	5,502	345,030
Precision Castparts Corp.	2,708	398,563
Raytheon Co.	6,791	345,458
Rockwell Collins, Inc.	2,943	190,795
Textron, Inc.	5,211	142,729
United Technologies Corp.	17,378	1,471,048

		6,357,906

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	3,129	231,953
Expeditors International of Washington, Inc.	4,003	200,710
FedEx Corp.	5,947	556,342
United Parcel Service, Inc., Class B	18,628	1,384,433

		2,373,438

Airlines (0.0%)
Southwest Airlines Co.	14,114	178,260

Building Products (0.0%)
Masco Corp.	6,761	94,113

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,018	84,675
Cintas Corp.	2,387	72,255
Iron Mountain, Inc.	3,780	118,049
Pitney Bowes, Inc.	3,847	98,830
R.R. Donnelley & Sons Co.	3,899	73,769
Republic Services, Inc.	5,801	174,262
Stericycle, Inc.*	1,612	142,936
Waste Management, Inc.	8,977	335,201

		1,099,977

Construction & Engineering (0.0%)
Fluor Corp.	3,333	245,509
Jacobs Engineering Group, Inc.*	2,378	122,301
Quanta Services, Inc.*	4,031	90,415

		458,225

Electrical Equipment (0.1%)
Emerson Electric Co.	14,237	831,868
Rockwell Automation, Inc.	2,687	254,324
Roper Industries, Inc.	1,800	155,628

		1,241,820

Industrial Conglomerates (0.8%)
3M Co.	13,439	1,256,546
General Electric Co.	360,473	7,227,484
Tyco International Ltd.	8,944	400,423

		8,884,453

Machinery (0.5%)
Caterpillar, Inc.	12,061	1,342,992
Cummins, Inc.	3,728	408,663
Danaher Corp.	10,205	529,640
Deere & Co.	7,949	770,179
Dover Corp.	3,522	231,536
Eaton Corp.	6,427	356,313
Flowserve Corp.	1,052	135,498
Illinois Tool Works, Inc.	9,410	505,505
Ingersoll-Rand plc	6,222	300,585
Joy Global, Inc.	1,978	195,446
PACCAR, Inc.	6,897	361,058
Pall Corp.	2,180	125,590
Parker Hannifin Corp.	3,056	289,342
Snap-On, Inc.	1,100	$66,066

		5,618,413

Professional Services (0.0%)
Dun & Bradstreet Corp.	938	75,265
Equifax, Inc.	2,317	90,016
Robert Half International, Inc.	2,762	84,517

		249,798

Road & Rail (0.2%)
CSX Corp.	6,993	549,650
Norfolk Southern Corp.	6,723	465,702
Ryder System, Inc.	967	48,930
Union Pacific Corp.	9,270	911,519

		1,975,801

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,783	180,422
W.W. Grainger, Inc.	1,101	151,585

		332,007

Total Industrials		28,864,211

Information Technology (4.3%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	104,404	1,790,529
F5 Networks, Inc.*	1,524	156,317
Harris Corp.	2,415	119,784
JDS Uniphase Corp.*	4,233	88,216
Juniper Networks, Inc.*	10,099	424,966
Motorola Mobility Holdings, Inc.*	5,555	135,542
Motorola Solutions, Inc.*	6,357	284,094
QUALCOMM, Inc.	31,033	1,701,539
Tellabs, Inc.	6,846	35,873

		4,736,860

Computers & Peripherals (0.9%)
Apple, Inc.*	17,393	6,060,591
Dell, Inc.*	31,641	459,111
EMC Corp.*	39,054	1,036,884
Hewlett-Packard Co.	41,055	1,682,023
Lexmark International, Inc., Class A*	1,484	54,967
NetApp, Inc.*	6,945	334,610
SanDisk Corp.*	4,469	205,976
Western Digital Corp.*	4,374	163,107

		9,997,269

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,322	180,683
Corning, Inc.	29,560	609,823
FLIR Systems, Inc.	3,011	104,211
Jabil Circuit, Inc.	3,700	75,591
Molex, Inc.	2,608	65,513

		1,035,821

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	3,533	134,254
eBay, Inc.*	21,571	669,564
Google, Inc., Class A*	4,735	2,775,704
Monster Worldwide, Inc.*	2,458	39,082
VeriSign, Inc.	3,275	118,588
Yahoo!, Inc.*	24,721	411,605

		4,148,797

IT Services (0.6%)
Automatic Data Processing, Inc.	9,372	480,877
Cognizant Technology Solutions Corp., Class A*	5,743	467,480
Computer Sciences Corp.	2,928	142,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information
Services, Inc.	5,035	$164,594
Fiserv, Inc.*	2,758	172,982
International Business Machines Corp.	23,024	3,754,524
Mastercard, Inc., Class A	1,825	459,389
Paychex, Inc.	6,077	190,575
SAIC, Inc.*	5,500	93,060
Teradata Corp.*	3,176	161,023
Total System Services, Inc.	3,067	55,267
Visa, Inc., Class A	9,150	673,623
Western Union Co.	12,211	253,623

		7,069,698

Office Electronics (0.2%)
Xerox Corp.	226,421	2,411,383

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	10,867	93,456
Altera Corp.	6,041	265,925
Analog Devices, Inc.	5,657	222,773
Applied Materials, Inc.	24,910	389,094
Broadcom Corp., Class A	8,979	353,593
First Solar, Inc.*	1,022	164,379
Intel Corp.	303,611	6,123,834
KLA-Tencor Corp.	3,157	149,547
Linear Technology Corp.	4,283	144,037
LSI Corp.*	11,631	79,091
MEMC Electronic Materials, Inc.*	4,348	56,350
Microchip Technology, Inc.	3,538	134,479
Micron Technology, Inc.*	16,154	185,125
National Semiconductor Corp.	4,553	65,290
Novellus Systems, Inc.*	1,703	63,233
NVIDIA Corp.*	10,922	201,620
Teradyne, Inc.*	3,499	62,317
Texas Instruments, Inc.	22,120	764,467
Xilinx, Inc.	64,929	2,129,671

		11,648,281

Software (0.7%)
Adobe Systems, Inc.*	9,586	317,872
Autodesk, Inc.*	4,322	190,644
BMC Software, Inc.*	3,372	167,723
CA, Inc.	7,222	174,628
Citrix Systems, Inc.*	3,542	260,195
Compuware Corp.*	4,130	47,702
Electronic Arts, Inc.*	6,312	123,273
Intuit, Inc.*	5,141	272,987
Microsoft Corp.	139,598	3,540,205
Novell, Inc.*	6,638	39,363
Oracle Corp.	73,449	2,450,993
Red Hat, Inc.*	3,643	165,356
Salesforce.com, Inc.*	2,233	298,284
Symantec Corp.*	14,410	267,162

		8,316,387

Total Information Technology		49,364,496

Materials (1.5%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	4,058	365,950
Airgas, Inc.	1,415	93,984
CF Industries Holdings, Inc.	1,346	184,119
Dow Chemical Co.	22,050	832,387
E.I. du Pont de Nemours & Co.	17,400	956,478
Eastman Chemical Co.	1,336	132,692
Ecolab, Inc.	4,375	223,213
FMC Corp.	1,350	114,655
International Flavors & Fragrances, Inc.	1,515	94,385
Monsanto Co.	10,133	732,211
PPG Industries, Inc.	3,032	288,677
Praxair, Inc.	5,726	581,762
Sherwin-Williams Co.	1,690	141,943
Sigma-Aldrich Corp.	2,302	146,499

		4,888,955

Construction Materials (0.0%)
Vulcan Materials Co.	2,437	111,127

Containers & Packaging (0.0%)
Ball Corp.	3,194	114,505
Bemis Co., Inc.	2,021	66,309
Owens-Illinois, Inc.*	3,091	93,318
Sealed Air Corp.	3,008	80,193

		354,325

Metals & Mining (1.1%)
AK Steel Holding Corp.	2,081	32,838
Alcoa, Inc.	20,063	354,112
Allegheny Technologies, Inc.	1,864	126,230
Barrick Gold Corp.	75,000	3,893,250
Cliffs Natural Resources, Inc.	2,554	251,007
Freeport-McMoRan Copper & Gold, Inc.	17,870	992,678
Newmont Mining Corp.	89,313	4,874,704
Nucor Corp.	25,950	1,194,219
Titanium Metals Corp.*	1,701	31,605
United States Steel Corp.	2,714	146,393

		11,897,036

Paper & Forest Products (0.0%)
International Paper Co.	8,302	250,554
MeadWestvaco Corp.	3,179	96,419

		346,973

Total Materials		17,598,416

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	336,606	10,300,144
CenturyLink, Inc.	55,770	2,317,243
Frontier Communications Corp.	102,765	844,728
Qwest Communications International, Inc.	32,902	224,721
Telstra Corp., Ltd.	800,000	2,333,494
Verizon Communications, Inc.	153,393	5,911,766
Windstream Corp.	9,521	122,535

		22,054,631

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	7,520	389,686
MetroPCS Communications, Inc.*	4,982	80,908
Sprint Nextel Corp.*	56,296	261,213
Vodafone Group plc	2,200,000	6,229,109

		6,960,916

Total Telecommunication Services		29,015,547

Utilities (6.6%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	109,050	3,832,017
Duke Energy Corp.	375,094	6,807,956
Edison International	6,141	224,699
Entergy Corp.	63,380	4,259,770
Exelon Corp.	12,496	515,335
FirstEnergy Corp.	57,896	2,147,362
NextEra Energy, Inc.	122,947	6,776,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Northeast Utilities	3,332	$115,287
Pepco Holdings, Inc.	4,249	79,244
Pinnacle West Capital Corp.	2,054	87,891
PPL Corp.	58,409	1,477,748
Progress Energy, Inc.	75,521	3,484,539
Southern Co.	265,965	10,135,926

		39,944,613

Gas Utilities (0.2%)
AGL Resources, Inc.	40,000	1,593,600
Nicor, Inc.	860	46,182
Oneok, Inc.	2,021	135,164

		1,774,946

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	12,501	162,513
Constellation Energy Group, Inc.	3,773	117,454
Dynegy, Inc.*	30,000	170,700
NRG Energy, Inc.*	4,673	100,656

		551,323

Multi-Utilities (2.9%)
Ameren Corp.	4,541	127,466
CenterPoint Energy, Inc.	73,021	1,282,249
CMS Energy Corp.	4,760	93,486
Consolidated Edison, Inc.	5,512	279,569
Dominion Resources, Inc.	130,966	5,854,180
DTE Energy Co.	3,199	156,623
Integrys Energy Group, Inc.	1,473	74,401
NiSource, Inc.	5,273	101,136
PG&E Corp.	157,481	6,957,511
Public Service Enterprise Group, Inc.	174,534	5,499,566
SCANA Corp.	2,149	84,606
Sempra Energy	84,524	4,522,034
TECO Energy, Inc.	154,057	2,890,109
Wisconsin Energy Corp.	4,413	134,597
Xcel Energy, Inc.	209,113	4,995,710

		33,053,243

Total Utilities		75,324,125

Total Common Stocks (40.6%) (Cost $392,650,620)		465,844,030

WARRANT:
Consumer Discretionary (0.1%)
Media (0.1%)
Charter Communications, Inc., expiring 11/30/14* (Cost $19,529,652)	53,070	623,572

SHORT-TERM INVESTMENTS:
Short-Term Investment (5.6%)
BlackRock Liquidity Funds TempFund
0.14% ‡	63,681,614	63,681,614

	Principal Amount	Value (Note 1)
Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$11,884,498	$11,884,498

Total Short-Term Investments (6.6%) (Cost $75,566,112)		75,566,112

Total Investments (99.2%) (Cost $1,090,802,220)		1,137,711,062
Other Assets Less Liabilities (0.8%)		8,998,506

Net Assets (100%)		$1,146,709,568

*	Non-income producing.

†	Securities (totaling $444,860 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $102,482,304 or 8.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

Glossary:

ABS — Asset-Backed Security

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$81,954,932	$19,194,427	$37,467,745	$63,681,614	$25,797	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,050	June-11	$68,801,548	$69,352,500	$550,952

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Non-Agency CMO	$—	$2,793,799	$—	$2,793,799
Common Stocks
Consumer Discretionary	34,722,592	—	—	34,722,592
Consumer Staples	26,500,043	2,851,465	—	29,351,508
Energy	75,344,536	—	—	75,344,536
Financials	62,189,156	9,477,131	—	71,666,287
Health Care	45,307,609	9,284,703	—	54,592,312
Industrials	28,864,211	—	—	28,864,211
Information Technology	49,364,496	—	—	49,364,496
Materials	17,598,416	—	—	17,598,416
Telecommunication Services	20,452,944	8,562,603	—	29,015,547
Utilities	75,324,125	—	—	75,324,125
Convertible Bonds
Financials	—	4,106,250	—	4,106,250
Convertible Preferred Stocks
Consumer Discretionary	—	1,462,000	—	1,462,000
Financials	13,736,178	12,272,363	—	26,008,541
Corporate Bonds
Consumer Discretionary	—	35,888,255	—	35,888,255
Consumer Staples	—	11,844,175	—	11,844,175
Energy	—	43,798,994	—	43,798,994
Financials	—	93,538,925	—	93,538,925
Health Care	—	28,227,183	—	28,227,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$—	$31,062,882	$—	$31,062,882
Information Technology	—	36,859,529	—	36,859,529
Materials	—	15,157,334	—	15,157,334
Telecommunication Services	—	12,571,299	—	12,571,299
Utilities	—	45,493,833	—	45,493,833
Futures	550,952	—	—	550,952
Government Securities
Agency ABS	—	12,004,020	—	12,004,020
Foreign Governments	—	5,039,925	—	5,039,925
Municipal Bonds	—	2,493,734	—	2,493,734
Supranational	—	5,486,458	—	5,486,458
U.S. Government Agencies	—	17,958,053	—	17,958,053
U.S. Treasuries	—	142,668,801	—	142,668,801
Preferred Stocks
Consumer Discretionary	1,421,900	—	—	1,421,900
Energy	—	8,943,750	—	8,943,750
Financials	2,766,545	3,764,803	444,860	6,976,208
Health Care	—	1,762,500	—	1,762,500
Materials	1,076,800	—	—	1,076,800
Utilities	1,032,200	—	—	1,032,200
Short-Term Investments	—	75,566,112	—	75,566,112
Warrants
Consumer Discretionary	—	—	623,572	623,572

Total Assets	$456,252,703	$680,940,879	$1,068,432	$1,138,262,014

Total Liabilities	$—	$—	$—	$—

Total	$456,252,703	$680,940,879	$1,068,432	$1,138,262,014

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials
Balance as of 12/31/10	$—	$—
Total gains or losses (realized/unrealized) included in earnings	185,745	288,392
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	437,827	156,468
Transfers out of Level 3	—	—

Balance as of 3/31/11	$623,572	$444,860

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$185,745	$288,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$176,876,866
Long-term U.S. Treasury securities	94,756,725

$271,633,591

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$233,185,084
Long-term U.S. Treasury securities	28,424,390

$261,609,474

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$140,480,524
Aggregate gross unrealized depreciation	(95,121,101)

Net unrealized appreciation	$45,359,423

Federal income tax cost of investments	$1,092,351,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.7%)
Diversified Consumer Services (0.1%)
Corinthian Colleges, Inc.*	40,000	$176,800

Hotels, Restaurants & Leisure (0.2%)
Boyd Gaming Corp.*	40,000	374,800
Dover Motorsports, Inc.*	38,900	77,800
Ladbrokes plc	30,000	63,767

		516,367

Household Durables (0.5%)
Fortune Brands, Inc.	12,000	742,680
Harman International Industries, Inc.	10,000	468,200
Nobility Homes, Inc.*	2,400	22,080
Skyline Corp.	8,000	160,400

		1,393,360

Media (2.8%)
Acme Communications, Inc.*	20,000	25,000
Ascent Media Corp., Class A*	5,000	244,250
Beasley Broadcasting Group, Inc., Class A*	25,000	183,500
British Sky Broadcasting Group plc	110,000	1,455,811
Clear Channel Outdoor Holdings, Inc., Class A*	195,000	2,837,250
Crown Media Holdings, Inc., Class A*	11,000	25,520
DISH Network Corp., Class A*	30,000	730,800
Fisher Communications, Inc.*	29,000	901,320
Liberty Media Corp. - Capital*	5,000	368,350
LIN TV Corp., Class A*	20,000	118,600
Media General, Inc., Class A*	39,700	273,136
Salem Communications Corp., Class A	18,000	67,500

		7,231,037

Multiline Retail (0.0%)
Macy’s, Inc.	1,000	24,260
Retail Ventures, Inc.*	6,000	103,500

		127,760

Specialty Retail (0.1%)
Midas, Inc.*	31,000	237,770

Textiles, Apparel & Luxury Goods (2.0%)
Bulgari S.p.A.	300,000	5,199,707
Heelys, Inc.*	16,000	36,800

		5,236,507

Total Consumer Discretionary		14,919,601

Consumer Staples (7.6%)
Food & Staples Retailing (0.9%)
Casey’s General Stores, Inc.	56,000	2,184,000
Massmart Holdings Ltd.	10,000	207,273

		2,391,273

Food Products (2.6%)
Flowers Foods, Inc.	500	13,615
Reddy Ice Holdings, Inc.*	1,000	3,000
Sara Lee Corp.	150,000	2,650,500
Tootsie Roll Industries, Inc.	37,132	1,053,049
Wimm-Bill-Dann Foods OJSC (ADR)*	90,000	3,012,300

		6,732,464

Personal Products (4.1%)
Alberto-Culver Co.	260,000	9,690,200
Avon Products, Inc.	37,000	$1,000,480

		10,690,680

Total Consumer Staples		19,814,417

Energy (1.9%)
Energy Equipment & Services (0.6%)
Pride International, Inc.*	10,000	429,500
Rowan Cos., Inc.*	10,000	441,800
RPC, Inc.	27,000	683,640
TGC Industries, Inc.*	9,500	73,815

		1,628,755

Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.	4,000	327,680
Atlas Energy LP	82,000	1,831,880
Dragon Oil plc*	90,000	863,380
EXCO Resources, Inc.	2,000	41,320
Heritage Oil plc	20,000	91,151
K-Sea Transportation Partners LP*	6,500	53,170
WesternZagros Resources Ltd.*	40,000	22,692

		3,231,273

Total Energy		4,860,028

Financials (4.6%)
Capital Markets (0.2%)
BKF Capital Group, Inc.*	12,000	12,960
optionsXpress Holdings, Inc.	15,000	274,650
SWS Group, Inc.	30,000	182,100

		469,710

Commercial Banks (1.4%)
Danvers Bancorp, Inc.	10,000	214,200
Marshall & Ilsley Corp.	190,000	1,518,100
Wilmington Trust Corp.	400,000	1,808,000

		3,540,300

Consumer Finance (0.5%)
American Express Co.	8,000	361,600
SLM Corp.*	70,000	1,071,000

		1,432,600

Insurance (0.8%)
CNA Surety Corp.*	55,000	1,389,300
Wesco Financial Corp.	1,600	622,720

		2,012,020

Real Estate Management & Development (0.0%)
Eco Business-Immobilien AG*	500	4,781

Thrifts & Mortgage Finance (1.7%)
Flushing Financial Corp.	4,000	59,600
NewAlliance Bancshares, Inc.	300,000	4,452,000

		4,511,600

Total Financials		11,971,011

Health Care (19.4%)
Biotechnology (6.2%)
Actelion Ltd. (Registered)*	1,000	57,539
Biogen Idec, Inc.*	5,000	366,950
Celera Corp.*	20,000	162,200
Cephalon, Inc.*	15,000	1,136,700
Clinical Data, Inc.*	10,000	303,000
Genzyme Corp.*	175,000	13,326,250
Talecris Biotherapeutics Holdings Corp.*	32,000	857,600

		16,210,239

Health Care Equipment & Supplies (6.2%)
Alcon, Inc.	18,000	2,979,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
ArthroCare Corp.*	33,000	$1,100,220
Beckman Coulter, Inc.	123,000	10,217,610
Exactech, Inc.*	10,000	175,500
Smith & Nephew plc	135,000	1,522,466
TomoTherapy, Inc.*	16,000	73,120

		16,068,096

Health Care Providers & Services (2.9%)
America Service Group, Inc.	32,000	820,480
Chemed Corp.	3,000	199,830
Emergency Medical Services Corp., Class A*	95,000	6,041,050
Rural/Metro Corp.*	25,000	426,000

		7,487,360

Life Sciences Tools & Services (4.1%)
Dionex Corp.*	72,000	8,499,600
WuXi PharmaTech Cayman, Inc. (ADR)*	145,000	2,241,700

		10,741,300

Pharmaceuticals (0.0%)
Allergan, Inc.	1,500	106,530

Total Health Care		50,613,525

Industrials (7.5%)
Aerospace & Defense (1.0%)
ITT Corp.	23,000	1,381,150
Ladish Co., Inc.*	10,000	546,500
Vector Aerospace Corp.*	50,200	664,328

		2,591,978

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*	8,000	165,280

Airlines (0.0%)
AirTran Holdings, Inc.*	5,000	37,250

Building Products (0.1%)
Griffon Corp.*	30,000	393,900

Electrical Equipment (0.9%)
Technology Research Corp.	1,800	12,852
Tognum AG	64,000	2,303,800

		2,316,652

Machinery (5.2%)
Baldwin Technology Co., Inc., Class A*	23,000	36,340
Bucyrus International, Inc.	125,000	11,431,250
CIRCOR International, Inc.	5,000	235,100
Navistar International Corp.*	21,000	1,455,930
Tennant Co.	8,000	336,320

		13,494,940

Road & Rail (0.1%)
Dollar Thrifty Automotive Group, Inc.*	4,000	266,920

Trading Companies & Distributors (0.1%)
Kaman Corp.	5,000	176,000

Total Industrials		19,442,920

Information Technology (11.8%)
Computers & Peripherals (0.5%)
Diebold, Inc.	30,000	1,063,800
Hypercom Corp.*	3,000	36,090
SanDisk Corp.*	1,000	46,090
Seagate Technology plc*	4,000	$57,600

		1,203,580

Electronic Equipment, Instruments & Components (2.2%)
GTSI Corp.*	6,600	30,294
L-1 Identity Solutions, Inc.*	460,000	5,418,800
Park Electrochemical Corp.	4,000	129,000
Zygo Corp.*	20,000	292,400

		5,870,494

Internet Software & Services (4.8%)
GSI Commerce, Inc.*	30,000	878,100
NaviSite, Inc.*	237,400	1,303,326
Terremark Worldwide, Inc.*	440,000	8,360,000
Yahoo!, Inc.*	120,000	1,998,000

		12,539,426

Semiconductors & Semiconductor Equipment (3.8%)
Aleo Solar AG*	500	18,119
Atheros Communications, Inc.*	195,000	8,706,750
LTX-Credence Corp.*	2,500	22,825
Verigy Ltd.*	76,300	1,075,067

		9,822,761

Software (0.5%)
Mentor Graphics Corp.*	10,000	146,300
Novell, Inc.*	20,000	118,600
Take-Two Interactive Software, Inc.*	77,000	1,183,490

		1,448,390

Total Information Technology		30,884,651

Materials (6.2%)
Chemicals (5.4%)
Airgas, Inc.	9,000	597,780
Ferro Corp.*	8,000	132,720
Lubrizol Corp.	100,000	13,396,000

		14,126,500

Construction Materials (0.1%)
Cimpor Cimentos de Portugal SGPS S.A.	10,000	72,476

Containers & Packaging (0.2%)
Greif, Inc., Class A	1,000	65,410
Myers Industries, Inc.	50,000	496,500

		561,910

Metals & Mining (0.5%)
Camino Minerals Corp.*	4,000	1,403
Consolidated Thompson Iron Mines Ltd.*	29,000	512,697
Fronteer Gold, Inc.*	50,000	756,060
Gold Fields Ltd. (ADR)	3,000	52,380
Lundin Mining Corp.*	1,000	8,303

		1,330,843

Total Materials		16,091,729

Telecommunication Services (5.3%)
Diversified Telecommunication Services (3.1%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	121,167
Cincinnati Bell, Inc.*	170,000	455,600
Hughes Communications, Inc.*	125,000	7,458,750

		8,035,517

Wireless Telecommunication Services (2.2%)
Millicom International Cellular S.A.	20,000	1,923,400
Sprint Nextel Corp.*	275,000	1,276,000
Telephone & Data Systems, Inc.	18,000	606,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Cellular Corp.*	40,000	$2,059,600

		5,865,600

Total Telecommunication Services		13,901,117

Utilities (4.4%)
Electric Utilities (2.5%)
FirstEnergy Corp.	95,000	3,523,550
PNM Resources, Inc.	25,000	373,000
Progress Energy, Inc.	54,000	2,491,560

		6,388,110

Gas Utilities (1.3%)
National Fuel Gas Co.	30,000	2,220,000
Nicor, Inc.	24,000	1,288,800

		3,508,800

Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group, Inc.	25,000	778,250
Dynegy, Inc.*	50,000	284,500
Iberdrola Renovables S.A.	20,000	86,308
NRG Energy, Inc.*	15,000	323,100

		1,472,158

Multi-Utilities (0.0%)
GDF Suez S.A.*	3,801	5

Total Utilities		11,369,073

Total Common Stocks (74.4%) (Cost $183,914,363)		193,868,072

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (23.0%)
U.S. Treasury Bills
0.07%, 6/2/11 (p)	$30,000,000	29,996,370
0.13%, 8/18/11 (p)	30,000,000	29,984,370

Total Government Securities		59,980,740

Time Deposit (3.6%)
JPMorgan Chase Nassau
0.000%, 4/1/11	9,490,182	9,490,182

Total Short-Term Investments (26.6%) (Cost $69,470,403)		69,470,922

Total Investments (101.0%) (Cost $253,384,766)		263,338,994
Other Assets Less Liabilities (-1.0%)		(2,714,475)

Net Assets (100%)		$260,624,519

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,153,236	$6,766,365	$—	$14,919,601
Consumer Staples	19,607,144	207,273	—	19,814,417
Energy	3,905,497	954,531	—	4,860,028
Financials	11,953,270	17,741	—	11,971,011
Health Care	49,033,520	1,580,005	—	50,613,525
Industrials	17,139,120	2,303,800	—	19,442,920
Information Technology	30,866,532	18,119	—	30,884,651
Materials	16,019,253	72,476	—	16,091,729
Telecommunication Services	13,779,950	121,167	—	13,901,117
Utilities	11,282,760	86,313	—	11,369,073
Short-Term Investments	—	69,470,922	—	69,470,922

Total Assets	$181,740,282	$81,598,712	$—	$263,338,994

Total Liabilities	$—	$—	$—	$—

Total	$181,740,282	$81,598,712	$—	$263,338,994

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$118,778,514
Net Proceeds of Sales and Redemptions:
Stocks	$107,416,553

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,233,499
Aggregate gross unrealized depreciation	(4,000,178)

Net unrealized appreciation	$7,233,321

Federal income tax cost of investments	$256,105,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.7%)
Auto Components (4.4%)
BorgWarner, Inc.*	188,000	$14,981,720
Dana Holding Corp.*	821,100	14,278,929
Federal-Mogul Corp.*	207,600	5,169,240
Modine Manufacturing Co.*	660,032	10,652,916
SORL Auto Parts, Inc.*	61,096	370,242
Spartan Motors, Inc.	290,000	1,989,400
Standard Motor Products, Inc.	776,000	10,732,080
Stoneridge, Inc.*	305,000	4,459,100
Strattec Security Corp.	130,204	4,363,136
Superior Industries International, Inc.	340,000	8,717,600
Tenneco, Inc.*	545,000	23,135,250

		98,849,613

Automobiles (0.0%)
Thor Industries, Inc.	4,000	133,480
Winnebago Industries, Inc.*	42,000	561,540

		695,020

Diversified Consumer Services (0.6%)
Cambium Learning Group, Inc.*	350,000	1,190,000
Corinthian Colleges, Inc.*	610,000	2,696,200
Matthews International Corp., Class A	19,000	732,450
Regis Corp.	44,000	780,560
Stewart Enterprises, Inc., Class A	275,000	2,101,000
Universal Technical Institute, Inc.	298,071	5,797,481

		13,297,691

Hotels, Restaurants & Leisure (4.5%)
Biglari Holdings, Inc.*	30,207	12,794,175
Boyd Gaming Corp.*	500,000	4,685,000
Canterbury Park Holding Corp.*‡	214,907	2,604,673
Cheesecake Factory, Inc.*	330,000	9,929,700
Churchill Downs, Inc.	224,092	9,299,818
Denny’s Corp.*	440,000	1,786,400
Dover Downs Gaming & Entertainment, Inc.	90,000	323,100
Dover Motorsports, Inc.*	470,600	941,200
Gaylord Entertainment Co.*	440,000	15,259,200
International Speedway Corp., Class A	42,000	1,251,600
Lakes Entertainment, Inc.*	94,500	255,150
Las Vegas Sands Corp.*	280,000	11,821,600
Marcus Corp.	315,000	3,433,500
Morgans Hotel Group Co.*	87,000	852,600
Nathan’s Famous, Inc.*	115,000	1,987,200
Orient-Express Hotels Ltd., Class A*	324,000	4,007,880
Peet’s Coffee & Tea, Inc.*	103,000	4,953,270
Penn National Gaming, Inc.*	100,000	3,706,000
Pinnacle Entertainment, Inc.*	290,000	3,949,800
Sonesta International Hotels Corp., Class A‡	350,000	6,604,500
Speedway Motorsports, Inc.	30,000	479,400
Wendy’s/Arby’s Group, Inc., Class A	110,000	553,300

		101,479,066

Household Durables (0.7%)
All American Group, Inc.*	450,000	88,200
Cavco Industries, Inc.*	107,000	4,832,120
Harman International Industries, Inc.	158,000	7,397,560
Nobility Homes, Inc.*	60,000	552,000
Skyline Corp.	160,000	3,208,000

		16,077,880

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	560,000	$1,848,000
Nutrisystem, Inc.	54,000	782,460

		2,630,460

Leisure Equipment & Products (0.3%)
Brunswick Corp.	44,000	1,118,920
Eastman Kodak Co.*	350,000	1,130,500
Marine Products Corp.*	280,000	2,220,400
Universal Entertainment Corp.	120,000	3,521,520

		7,991,340

Media (5.2%)
Acme Communications, Inc.*	212,100	265,125
Arbitron, Inc.	63,000	2,521,890
Ascent Media Corp., Class A*	110,077	5,377,261
Beasley Broadcasting Group, Inc., Class A*‡	467,000	3,427,780
Belo Corp., Class A*	210,000	1,850,100
Cablevision Systems Corp. - New York Group, Class A	315,000	10,902,150
Carmike Cinemas, Inc.*	150,000	1,072,500
Clear Channel Outdoor Holdings, Inc., Class A*	230,000	3,346,500
Crown Media Holdings, Inc., Class A*	111,000	257,520
Cumulus Media, Inc., Class A*	5	22
Discovery Communications, Inc., Class A*	12,000	478,800
Discovery Communications, Inc., Class C*	12,000	422,520
DISH Network Corp., Class A*	20,000	487,200
Emmis Communications Corp., Class A*	90,000	91,800
EW Scripps Co., Class A*	359,000	3,554,100
Fisher Communications, Inc.*	332,000	10,318,560
Global Sources Ltd.*	215,000	2,500,450
Gray Television, Inc.*	810,000	1,676,700
Grupo Televisa S.A. (ADR)*	110,000	2,698,300
Il Sole 24 Ore S.p.A.*	1,000,000	1,870,704
Imax Corp.*	40,000	1,279,200
Interpublic Group of Cos., Inc.	900,000	11,313,000
Journal Communications, Inc., Class A*	1,070,000	6,420,000
LIN TV Corp., Class A*	530,000	3,142,900
Live Nation Entertainment, Inc.*	1,100,161	11,001,610
Madison Square Garden, Inc., Class A*	570,200	15,389,698
Martha Stewart Living Omnimedia, Inc., Class A*	285,000	1,057,350
MDC Partners, Inc., Class A	7,000	117,390
Media General, Inc., Class A*	1,000,000	6,880,000
Meredith Corp.	60,000	2,035,200
PRIMEDIA, Inc.	200,000	974,000
Salem Communications Corp., Class A	635,001	2,381,254
SearchMedia Holdings Ltd.*	135,000	259,200
Sinclair Broadcast Group, Inc., Class A	230,000	2,884,200
World Wrestling Entertainment, Inc., Class A	20,000	251,400

		118,506,384

Multiline Retail (0.5%)
99 Cents Only Stores*	95,000	1,862,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Bon-Ton Stores, Inc.*	550,000	$8,525,000

		10,387,000

Specialty Retail (5.2%)
Aaron’s, Inc.	160,000	4,057,600
AutoNation, Inc.*	600,000	21,222,000
Barnes & Noble, Inc.	67,000	615,730
Bed Bath & Beyond, Inc.*	122,000	5,888,940
Big 5 Sporting Goods Corp.	200,035	2,384,417
Bowlin Travel Centers, Inc.*	76,000	115,520
Coldwater Creek, Inc.*	1,000,000	2,640,000
Collective Brands, Inc.*	110,000	2,373,800
Midas, Inc.*	550,000	4,218,500
Monro Muffler Brake, Inc.	66,000	2,176,680
O’Reilly Automotive, Inc.*	485,000	27,868,100
Penske Automotive Group, Inc.*	490,000	9,809,800
PEP Boys-Manny, Moe & Jack	510,000	6,482,100
Sally Beauty Holdings, Inc.*	520,000	7,285,200
Tractor Supply Co.	357,000	21,370,020

		118,508,407

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.*	110,000	2,974,400
Movado Group, Inc.*	68,000	998,240
Wolverine World Wide, Inc.	25,000	932,000

		4,904,640

Total Consumer Discretionary		493,327,501

Consumer Staples (6.6%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	79,000	7,316,980
Brown-Forman Corp., Class A	30,000	2,035,800
Brown-Forman Corp., Class B	3,025	206,607
Davide Campari-Milano S.p.A.	300,000	2,029,714

		11,589,101

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	283,092	11,040,588
Ingles Markets, Inc., Class A‡	690,300	13,674,843
United Natural Foods, Inc.*	93,000	4,168,260
Village Super Market, Inc., Class A	94,087	2,737,932
Weis Markets, Inc.	66,000	2,670,360
Winn-Dixie Stores, Inc.*	570,000	4,069,800

		38,361,783

Food Products (2.7%)
Bull-Dog Sauce Co., Ltd.	40,000	81,751
Corn Products International, Inc.	165,000	8,550,300
Dean Foods Co.*	80,000	800,000
Diamond Foods, Inc.	7,000	390,600
Feihe International, Inc.*	235,000	2,023,350
Flowers Foods, Inc.	35,000	953,050
Griffin Land & Nurseries, Inc.‡	288,022	9,268,548
Hain Celestial Group, Inc.*	230,000	7,424,400
J&J Snack Foods Corp.	50,000	2,353,500
John B. Sanfilippo & Son, Inc.*	2,000	23,400
Lifeway Foods, Inc.*	245,005	2,552,952
Ralcorp Holdings, Inc.*	54,000	3,695,220
Rock Field Co., Ltd.	200,000	3,289,252
Smart Balance, Inc.*	280,000	1,285,200
Snyders-Lance, Inc.	431,885	8,572,917
Tootsie Roll Industries, Inc.	355,350	10,077,726
Wimm-Bill-Dann Foods OJSC (ADR)*	5,000	167,350

		61,509,516

Household Products (0.8%)
Church & Dwight Co., Inc.	43,000	3,411,620
Energizer Holdings, Inc.*	56,000	3,984,960
Katy Industries, Inc.*‡	636,500	$362,805
Oil-Dri Corp. of America‡	441,309	9,399,882
WD-40 Co	45,000	1,905,300

		19,064,567

Personal Products (0.9%)
Alberto-Culver Co.	124,880	4,654,277
Elizabeth Arden, Inc.*	11,000	330,110
Revlon, Inc., Class A*	22,000	349,140
Schiff Nutrition International, Inc.‡	1,280,000	11,660,800
United-Guardian, Inc.	153,000	2,281,230

		19,275,557

Total Consumer Staples		149,800,524

Energy (4.3%)
Energy Equipment & Services (4.2%)
Key Energy Services, Inc.*	90,000	1,399,500
Lufkin Industries, Inc.	251,000	23,460,970
Oceaneering International, Inc.*	60,000	5,367,000
Rowan Cos., Inc.*	215,000	9,498,700
RPC, Inc.	2,180,000	55,197,600
Union Drilling, Inc.*	115,000	1,178,750

		96,102,520

Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	44,000	1,245,640
Voyager Oil & Gas, Inc.*	45,503	200,213

		1,445,853

Total Energy		97,548,373

Financials (5.4%)
Capital Markets (2.9%)
Artio Global Investors, Inc.	167,000	2,698,720
BKF Capital Group, Inc.*	50,000	54,000
Calamos Asset Management, Inc., Class A	110,000	1,824,900
Cohen & Steers, Inc.	340,071	10,093,308
Duff & Phelps Corp., Class A	57,000	910,860
Epoch Holding Corp.	455,000	7,179,900
GAM Holding Ltd.*	265,000	5,034,567
Investment Technology Group, Inc.*	15,000	272,850
Janus Capital Group, Inc.	910,000	11,347,700
KBW, Inc.	70,000	1,833,300
KKR & Co. (Guernsey) LP	150,000	2,461,500
Legg Mason, Inc.	30,000	1,082,700
Medallion Financial Corp.	75,000	659,250
optionsXpress Holdings, Inc.	132,500	2,426,075
Pzena Investment Management, Inc., Class A	14,000	98,840
SWS Group, Inc.	395,000	2,397,650
Waddell & Reed Financial, Inc., Class A	360,000	14,619,600

		64,995,720

Commercial Banks (0.5%)
Fidelity Southern Corp.*	26,274	210,192
Hudson Valley Holding Corp.	84,000	1,848,000
Nara Bancorp, Inc.*	590,000	5,675,800
Sterling Bancorp/New York	290,000	2,902,900

		10,636,892

Consumer Finance (0.2%)
Discover Financial Services	170,000	4,100,400

Insurance (1.0%)
Alleghany Corp.*	3,396	1,123,869
Argo Group International Holdings Ltd.	75,000	2,478,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
CNA Surety Corp.*	784,000	$19,803,840

		23,405,709

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	5,000	367,500

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	12,060	156,659
Capital Properties, Inc., Class B(b)†	7,800	101,322
St. Joe Co.*	11,000	275,770

		533,751

Thrifts & Mortgage Finance (0.8%)
Capitol Federal Financial, Inc.	12,500	140,875
Crazy Woman Creek Bancorp, Inc.*	15,750	165,375
Flushing Financial Corp.	282,100	4,203,290
NewAlliance Bancshares, Inc.	984,999	14,617,385

		19,126,925

Total Financials		123,166,897

Health Care (5.1%)
Biotechnology (0.5%)
Cepheid, Inc.*	210,000	5,884,200
Genzyme Corp.*	76,900	5,855,935

		11,740,135

Health Care Equipment & Supplies (2.8%)
Alere, Inc.*	10,000	391,400
Align Technology, Inc.*	67,000	1,372,160
AngioDynamics, Inc.*	120,000	1,814,400
Anika Therapeutics, Inc.*	8,000	71,680
ArthroCare Corp.*	172,000	5,734,480
Beckman Coulter, Inc.	60,000	4,984,200
Biolase Technology, Inc.*	126,740	617,224
Cantel Medical Corp.	38,000	978,500
CONMED Corp.*	80,000	2,102,400
Cooper Cos., Inc.	100,000	6,945,000
Cutera, Inc.*	473,085	4,054,338
Cynosure, Inc., Class A*	24,000	333,360
DENTSPLY International, Inc.	5,000	184,950
DexCom, Inc.*	55,000	853,600
DGT Holdings Corp.*	12,362	118,678
Exactech, Inc.*	210,018	3,685,816
Greatbatch, Inc.*	65,000	1,719,900
ICU Medical, Inc.*	16,000	700,480
IRIS International, Inc.*	400,000	3,608,000
Kensey Nash Corp.*	67,000	1,668,970
Kinetic Concepts, Inc.*	30,000	1,632,600
MAKO Surgical Corp.*	7,500	181,500
Neogen Corp.*	11,000	455,180
NuVasive, Inc.*	9,000	227,880
Orthofix International N.V.*	60,000	1,947,600
Palomar Medical Technologies, Inc.*	115,000	1,707,750
Quidel Corp.*	520,891	6,229,856
Rochester Medical Corp.*	155,000	1,779,400
RTI Biologics, Inc.*	38,000	108,680
SurModics, Inc.*	134,618	1,682,725
Syneron Medical Ltd.*	30,000	391,200
Vascular Solutions, Inc.*	230,000	2,509,300
Wright Medical Group, Inc.*	50,000	850,500
Young Innovations, Inc.	59,000	1,852,600

		63,496,307

Health Care Providers & Services (1.4%)
American Dental Partners, Inc.*	23,000	301,760
Animal Health International, Inc.*	215,000	903,000
Chemed Corp.	257,000	17,118,770
Continucare Corp.*	115,000	$615,250
Gentiva Health Services, Inc.*	115,000	3,223,450
Henry Schein, Inc.*	10,000	701,700
MWI Veterinary Supply, Inc.*	30,000	2,420,400
Owens & Minor, Inc.	120,000	3,897,600
Patterson Cos., Inc.	50,000	1,609,500
PSS World Medical, Inc.*	58,000	1,574,700
Universal American Corp.	10,000	229,100

		32,595,230

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	20,000	1,048,400

Pharmaceuticals (0.3%)
Allergan, Inc.	33,000	2,343,660
Heska Corp.*	15,000	97,500
Pain Therapeutics, Inc.*	480,000	4,588,800

		7,029,960

Total Health Care		115,910,032

Industrials (27.2%)
Aerospace & Defense (3.0%)
AAR Corp.*	75,000	2,079,000
Astronics Corp.*	10,000	251,700
Astronics Corp., Class B*	2,600	62,530
Curtiss-Wright Corp.	830,000	29,166,200
Ducommun, Inc.	30,000	717,000
GenCorp, Inc.*	1,071,166	6,405,573
HEICO Corp.	32,500	2,031,900
Innovative Solutions & Support, Inc.*	29,900	174,915
Moog, Inc., Class A*	60,000	2,754,600
Moog, Inc., Class B*	30,900	1,405,950
Precision Castparts Corp.	102,000	15,012,360
Textron, Inc.	290,000	7,943,100

		68,004,828

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*	470,000	9,710,200

Building Products (0.7%)
A.O. Smith Corp.	23,000	1,019,820
Griffon Corp.*	1,210,000	15,887,300

		16,907,120

Commercial Services & Supplies (2.7%)
ACCO Brands Corp.*	160,000	1,526,400
Brink’s Co.	385,064	12,749,469
Casella Waste Systems, Inc., Class A*	140,000	1,003,800
Covanta Holding Corp.	220,000	3,757,600
Garda World Security Corp., Class A*	165,000	1,700,206
KAR Auction Services, Inc.*	503,700	7,726,758
Loomis AB, Class B	330,000	5,228,220
Republic Services, Inc.	400,000	12,016,000
Rollins, Inc.	652,500	13,245,750
Swisher Hygiene, Inc.*	30,000	184,350
Waste Connections, Inc.	22,500	647,775
WCA Waste Corp.*	100,000	600,000

		60,386,328

Construction & Engineering (0.8%)
Furmanite Corp.*	550,000	4,400,000
Insituform Technologies, Inc., Class A*	80,000	2,140,000
Layne Christensen Co.*	325,000	11,212,500

		17,752,500

Electrical Equipment (4.2%)
AMETEK, Inc.	271,000	11,888,770
AZZ, Inc.	5,000	228,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Belden, Inc.	50,000	$1,877,500
Ener1, Inc.*	14,000	41,440
Franklin Electric Co., Inc.	125,000	5,775,000
GrafTech International Ltd.*	1,415,000	29,191,450
Magnetek, Inc.*	650,000	1,430,000
Rockwell Automation, Inc.	114,000	10,790,100
Roper Industries, Inc.	40,000	3,458,400
SL Industries, Inc.*	220,089	4,029,830
Thomas & Betts Corp.*	378,800	22,527,236
Woodward, Inc.	97,000	3,352,320

		94,590,046

Industrial Conglomerates (1.3%)
Standex International Corp.	125,000	4,736,250
Tredegar Corp.	919,190	19,836,120
Tyco International Ltd.	133,000	5,954,410

		30,526,780

Machinery (10.6%)
Ampco-Pittsburgh Corp.	315,000	8,687,700
Astec Industries, Inc.*	63,000	2,349,270
Badger Meter, Inc.	36,000	1,483,560
Baldwin Technology Co., Inc., Class A*	463,000	731,540
Bucyrus International, Inc.	125,000	11,431,250
CIRCOR International, Inc.	487,000	22,898,740
CLARCOR, Inc.	373,000	16,758,890
CNH Global N.V.*	733,600	35,616,280
Crane Co.	610,000	29,542,300
Donaldson Co., Inc.	112,000	6,864,480
Eastern Co.	12,522	239,421
Flowserve Corp.	37,000	4,765,600
Gorman-Rupp Co.	152,000	5,987,280
Graco, Inc.	150,000	6,823,500
Greenbrier Cos., Inc.*	120,000	3,405,600
IDEX Corp.	165,000	7,202,250
Interpump Group S.p.A.*	259,000	2,196,823
Kennametal, Inc.	49,500	1,930,500
Key Technology, Inc.*	15,000	303,150
L.S. Starrett Co., Class A	170,000	2,386,800
Lincoln Electric Holdings, Inc.	58,000	4,403,360
Lindsay Corp.	77,000	6,084,540
Met-Pro Corp.	103,000	1,225,700
Middleby Corp.*	1,000	93,220
Mueller Water Products, Inc., Class A	100,000	448,000
Navistar International Corp.*	200,000	13,866,000
Nordson Corp.	20,000	2,301,200
Robbins & Myers, Inc.	194,000	8,922,060
Tennant Co.	330,000	13,873,200
Terex Corp.*	40,000	1,481,600
Twin Disc, Inc.	39,096	1,259,673
Valmont Industries, Inc.	10,000	1,043,700
Watts Water Technologies, Inc., Class A	350,000	13,366,500

		239,973,687

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	128,800	2,143,232

Trading Companies & Distributors (3.0%)
GATX Corp.	790,050	30,543,333
Kaman Corp.	730,000	25,696,000
National Patent Development Corp.*	264,000	396,000
Rush Enterprises, Inc., Class B*	499,521	8,686,670
United Rentals, Inc.*	80,000	2,662,400

		67,984,403

Transportation Infrastructure (0.4%)
BBA Aviation plc	1,800,102	$5,867,854
Macquarie Infrastructure Co. LLC*	90,000	2,147,400

		8,015,254

Total Industrials		615,994,378

Information Technology (7.6%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	85,000	2,039,150
Communications Systems, Inc.	162,000	2,501,280
EchoStar Corp., Class A*	30,000	1,135,500
Emulex Corp.*	36,000	384,120
Plantronics, Inc.	45,000	1,647,900
Sycamore Networks, Inc.	90,000	2,198,700

		9,906,650

Computers & Peripherals (2.0%)
ADPT Corp.*	700,000	2,058,000
Diebold, Inc.	560,000	19,857,600
Intermec, Inc.*	1,400,000	15,106,000
NCR Corp.*	385,000	7,253,400
Quantum Corp.*	82,000	206,640
Stratasys, Inc.*	9,000	423,000
TransAct Technologies, Inc.*	109,000	1,302,550

		46,207,190

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.	6,000	419,340
CTS Corp.	915,000	9,882,000
Gerber Scientific, Inc.*	490,000	4,586,400
Kemet Corp.*	80,000	1,186,400
Littelfuse, Inc.	125,000	7,137,500
Mercury Computer Systems, Inc.*	23,000	486,680
Methode Electronics, Inc.	200,000	2,416,000
Park Electrochemical Corp.	561,000	18,092,250
Trans-Lux Corp.*	98,000	12,740
Universal Display Corp.*	25,000	1,376,000
Zygo Corp.*	340,000	4,970,800

		50,566,110

Internet Software & Services (0.8%)
AOL, Inc.*	36,000	703,080
GSI Commerce, Inc.*	100,000	2,927,000
Stamps.com, Inc.	100,700	1,344,345
Terremark Worldwide, Inc.*	500,000	9,500,000
ValueClick, Inc.*	240,000	3,470,400

		17,944,825

IT Services (0.1%)
Edgewater Technology, Inc.*‡	680,000	2,169,200

Office Electronics (0.5%)
Zebra Technologies Corp., Class A* .	265,000	10,398,600

Semiconductors & Semiconductor Equipment (0.8%)
Atheros Communications, Inc.*	65,000	2,902,250
Cypress Semiconductor Corp.*	387,000	7,500,060
International Rectifier Corp.*	8,000	264,480
MoSys, Inc.*	20,000	120,200
Tech/Ops Sevcon, Inc.*‡	500,000	2,822,500
Trident Microsystems, Inc.*	565,000	649,750
Verigy Ltd.*	100,000	1,409,000
Zoran Corp.*	215,000	2,233,850

		17,902,090

Software (0.8%)
FalconStor Software, Inc.*	250,000	1,137,500
GSE Systems, Inc.*	19,000	42,940
Mentor Graphics Corp.*	110,000	1,609,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Take-Two Interactive Software, Inc.*	490,000	$7,531,300
TiVo, Inc.*	555,000	4,861,800
Tyler Technologies, Inc.*	128,000	3,034,880

		18,217,720

Total Information Technology		173,312,385

Materials (8.7%)
Chemicals (6.1%)
A. Schulman, Inc.	25,000	618,000
Airgas, Inc.	3,000	199,260
Albemarle Corp.	23,000	1,374,710
Arch Chemicals, Inc.	75,000	3,119,250
Ashland, Inc.	129,000	7,451,040
Chemtura Corp.*	50,000	860,000
Core Molding Technologies, Inc.*	310,000	2,356,000
Cytec Industries, Inc.	6,000	326,220
Ferro Corp.*	2,252,270	37,365,159
FMC Corp.	10,000	849,300
H.B. Fuller Co.	355,000	7,625,400
Hawkins, Inc.	104,000	4,272,320
Huntsman Corp.	875,000	15,207,500
Material Sciences Corp.*	16,000	115,360
NewMarket Corp.	75,000	11,866,500
Olin Corp.	130,000	2,979,600
Omnova Solutions, Inc.*	750,000	5,902,500
Penford Corp.*	20,000	124,600
Quaker Chemical Corp.	5,000	200,850
Rockwood Holdings, Inc.*	100,000	4,922,000
Scotts Miracle-Gro Co., Class A	83,000	4,801,550
Sensient Technologies Corp.	305,000	10,931,200
Zep, Inc.	802,800	13,976,748

		137,445,067

Construction Materials (0.1%)
Texas Industries, Inc.	60,000	2,713,800

Containers & Packaging (1.2%)
Greif, Inc., Class A	142,000	9,288,220
Myers Industries, Inc.	1,225,000	12,164,250
Sonoco Products Co.	145,000	5,253,350

		26,705,820

Metals & Mining (1.2%)
Barrick Gold Corp.	20,000	1,038,200
Handy & Harman Ltd.*	294,100	3,535,082
Kinross Gold Corp.	20,000	315,000
Lynas Corp., Ltd.*	250,000	581,822
Materion Corp.*	405,000	16,524,000
Molycorp, Inc.*	96,000	5,761,920

		27,756,024

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	34,000	1,720,740

Total Materials		196,341,451

Telecommunication Services (1.6%)
Diversified Telecommunication Services (0.8%)
AboveNet, Inc.	55,000	3,567,300
Cincinnati Bell, Inc.*	3,985,013	10,679,835
HickoryTech Corp.	56,000	509,040
New Ulm Telecom, Inc.	33,000	184,800
Verizon Communications, Inc.	80,000	3,083,200

		18,024,175

Wireless Telecommunication Services (0.8%)
Clearwire Corp., Class A*	95,000	531,050
Rogers Communications, Inc., Class B	200,000	$7,280,000
U.S. Cellular Corp.*	100,000	5,149,000
VimpelCom Ltd. (ADR)	305,000	4,306,600

		17,266,650

Total Telecommunication Services		35,290,825

Utilities (7.5%)
Electric Utilities (3.2%)
Central Vermont Public Service Corp.	112,000	2,608,480
El Paso Electric Co.*	727,000	22,100,800
FirstEnergy Corp.	10,000	370,900
Great Plains Energy, Inc.	530,000	10,610,600
Otter Tail Corp.	260,000	5,909,800
PNM Resources, Inc.	1,300,000	19,396,000
UniSource Energy Corp.	140,000	5,058,200
Westar Energy, Inc.	280,000	7,397,600

		73,452,380

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	15,000	624,300
National Fuel Gas Co.	175,000	12,950,000
Oneok, Inc.	86,000	5,751,680
Southwest Gas Corp.	550,000	21,433,500

		40,759,480

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	350,000	4,550,000
Algonquin Power & Utilities Corp.	70,000	372,563
Ormat Technologies, Inc.	82,000	2,077,060

		6,999,623

Multi-Utilities (1.7%)
Black Hills Corp.	395,000	13,208,800
CH Energy Group, Inc.	265,000	13,393,100
NorthWestern Corp.	400,000	12,120,000

		38,721,900

Water Utilities (0.5%)
Cadiz, Inc.*	4,000	48,760
Pennichuck Corp.	200,000	5,698,000
SJW Corp.	165,000	3,819,750
York Water Co.	52,700	917,507

		10,484,017

Total Utilities		170,417,400

Total Common Stocks (95.7%) (Cost $1,501,189,557)		2,171,109,766

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc.
12.750%	1,000	5,050

Total Preferred Stocks (0.0%) (Cost $6,528)		5,050

INVESTMENT COMPANY:
Investment Company (0.0%)
Ante5, Inc.* (Cost $14,788)	45,503	58,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	$1,812

Media (0.0%)
SearchMedia Holdings Ltd., expiring 11/19/11*	125,000	15,013

Specialty Retail (0.0%)
Talbots, Inc., expiring 4/6/15*	325,000	195,000

Total Warrants (0.0%) (Cost $1,290,855)		211,825

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (3.6%)
U.S. Treasury Bills
0.12%, 4/7/11 (p)	$20,000,000	19,999,529
0.10%, 5/5/11 (p)	30,000,000	29,997,040
0.13%, 8/18/11 (p)	32,000,000	31,983,328

Total Government Securities		81,979,897

Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 4/1/11	30,023,075	30,023,075

Total Short-Term Investments (4.9%) (Cost $112,004,166)		112,002,972

Total Investments (100.6%) (Cost $1,614,505,894)		2,283,387,857
Other Assets Less Liabilities (-0.6%)		(13,365,949)

Net Assets (100%)		$2,270,021,908

*	Non-income producing.

†	Securities (totaling $101,322 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$2,653,570	$142,541	$—	$3,427,780	$—	$—
Canterbury Park Holding Corp.	2,496,057	1,260	—	2,604,673	—	—
Edgewater Technology, Inc.	1,410,000	253,616	—	2,169,200	—	—
Griffin Land & Nurseries, Inc.	8,969,972	336,068	—	9,268,548	28,602	—
Ingles Markets, Inc., Class A	12,867,898	394,349	—	13,674,843	110,584	—
Katy Industries, Inc.	762,000	1,138	765	362,805	—	(310)
Oil-Dri Corp. of America	9,440,557	39,326	—	9,399,882	70,288	—
Schiff Nutrition International, Inc.	11,577,000	42,575	—	11,660,800	—	—
Sonesta International Hotels Corp., Class A	7,245,000	98,859	—	6,604,500	34,500	—
Tech/Ops Sevcon, Inc.	3,585,000	—	—	2,822,500	—	—

	$61,007,054	$1,309,732	$765	$61,995,531	$243,974	$(310)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$473,342,123	$19,985,378	$—	$493,327,501
Consumer Staples	144,037,002	5,763,522	—	149,800,524
Energy	97,548,373	—	—	97,548,373
Financials	117,287,474	5,778,101	101,322	123,166,897
Health Care	115,791,354	118,678	—	115,910,032
Industrials	598,454,348	17,540,030	—	615,994,378
Information Technology	168,437,995	4,874,390	—	173,312,385
Materials	195,759,629	581,822	—	196,341,451
Telecommunication Services	35,106,025	184,800	—	35,290,825
Utilities	170,417,400	—	—	170,417,400
Investment Companies
Investment Companies	58,244	—	—	58,244
Preferred Stocks
Consumer Staples	5,050	—	—	5,050
Short-Term Investments	—	112,002,972	—	112,002,972
Warrants
Consumer Discretionary	195,000	16,825	—	211,825

Total Assets	$2,116,440,017	$166,846,518	$101,322	$2,283,387,857

Total Liabilities	$—	$—	$—	$—

Total	$2,116,440,017	$166,846,518	$101,322	$2,283,387,857

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Consumer Staples
Balance as of 12/31/10	$111,870	$5,500
Total gains or losses (realized/unrealized) included in earnings	1,130	(450)
Purchases	—	—
Sales	(113,000)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	5,050

Balance as of 3/31/11	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/10	$78,000	$54,600
Total gains or losses (realized/unrealized) included in earnings	23,322	7,930
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(62,530)

Balance as of 3/31/11	$101,322	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$23,322	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$148,434,861
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$91,413,896

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$750,186,949
Aggregate gross unrealized depreciation	(99,151,804)

Net unrealized appreciation	$651,035,145

Federal income tax cost of investments	$1,632,352,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$220,265

Australia (2.3%)
Australia Government Bond
5.750%, 5/15/21	AUD	6,950,000	7,329,128
3.000%, 9/20/25		12,875,000	14,462,807
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		$500,000	554,496
5.250%, 12/15/15		200,000	222,515
6.500%, 4/1/19		250,000	295,187
General Electric Capital Australia Funding Pty Ltd.
6.000%, 6/15/11	AUD	408,000	422,306
6.000%, 3/15/19		800,000	770,626
New South Wales Treasury Corp.
6.000%, 4/1/19		5,100,000	5,357,109
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$400,000	525,648
Westpac Banking Corp.
2.100%, 8/2/13		100,000	100,941
4.200%, 2/27/15		375,000	392,385
3.000%, 8/4/15		1,000,000	997,517
4.625%, 6/1/18		100,000	101,646

Total Australia			31,532,311

Austria (0.1%)
Oesterreichische Kontrollbank AG
1.750%, 3/11/13		750,000	760,670
4.500%, 3/9/15		100,000	109,037
4.875%, 2/16/16		200,000	220,647

Total Austria			1,090,354

Bermuda (0.2%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		500,000	580,499
Novartis Securities Investment Ltd.
5.125%, 2/10/19		1,000,000	1,082,498
Qtel International Finance Ltd.
4.750%, 2/16/21(b)(m)		600,000	559,500

Total Bermuda			2,222,497

Brazil (1.0%)
Federative Republic of Brazil
8.000%, 1/15/18		1,633,333	1,919,167
5.875%, 1/15/19		845,000	935,838
12.500%, 1/5/22	BRL	15,000,000	10,657,519

Total Brazil			13,512,524

Canada (5.2%)
Bank of Nova Scotia
3.400%, 1/22/15		$1,000,000	1,034,552
2.900%, 3/29/16		300,000	298,469
Barrick Gold Finance Co.
4.875%, 11/15/14		1,100,000	1,202,429
Bombardier, Inc.
7.250%, 11/15/16(m)	EUR	562,000	826,334
Canada Housing Trust No 1
4.100%, 12/15/18	CAD	15,455,000	16,648,517
Canadian Government Bond
2.500%, 9/1/13		8,050,000	8,403,054
2.375%, 9/10/14		$1,655,000	1,697,025
3.750%, 6/1/19	CAD	14,750,000	15,796,573
Canadian Imperial Bank of Commerce
1.450%, 9/13/13		$750,000	747,228
Canadian National Railway Co.
5.550%, 5/15/18		252,000	281,172
Canadian Natural Resources Ltd.
4.900%, 12/1/14		$100,000	$108,510
5.700%, 5/15/17		400,000	447,533
Cenovus Energy, Inc.
5.700%, 10/15/19		595,000	660,482
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	677,644
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	665,308
Hydro Quebec
8.400%, 1/15/22		200,000	271,069
Manulife Financial Corp.
3.400%, 9/17/15		600,000	601,963
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		800,000	782,097
Province of British Columbia
4.300%, 5/30/13		100,000	106,910
Province of Nova Scotia
5.125%, 1/26/17		500,000	555,918
Province of Ontario
4.375%, 2/15/13		200,000	212,356
1.375%, 1/27/14		1,500,000	1,496,040
4.100%, 6/16/14		1,445,000	1,551,465
4.500%, 2/3/15		400,000	436,184
6.250%, 6/16/15	NZD	14,700,000	11,834,129
4.750%, 1/19/16		$200,000	219,606
Province of Quebec
4.600%, 5/26/15		200,000	219,221
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		1,990,000	2,113,580
Rogers Communications, Inc.
6.800%, 8/15/18		400,000	467,614
Royal Bank of Canada
2.625%, 12/15/15		750,000	747,487
Suncor Energy, Inc.
6.100%, 6/1/18		500,000	564,615
Teck Resources Ltd.
3.850%, 8/15/17		50,000	50,051
4.500%, 1/15/21		200,000	199,456
Thomson Reuters Corp.
5.700%, 10/1/14		750,000	837,397
TransCanada PipeLines Ltd.
3.800%, 10/1/20		900,000	866,324
Vale Canada Ltd.
7.750%, 5/15/12		100,000	107,105

Total Canada			73,735,417

Cayman Islands (0.7%)
IPIC GMTN Ltd.
5.000%, 11/15/20(b)§		1,500,000	1,455,000
Noble Holding International Ltd.
4.625%, 3/1/21		200,000	197,351
Petrobras International Finance Co.
3.875%, 1/27/16		250,000	251,671
7.875%, 3/15/19		700,000	821,860
5.750%, 1/20/20		3,880,000	4,002,739
Sable International Finance Ltd.
7.750%, 2/15/17(m)		750,000	787,500
Transocean, Inc.
4.950%, 11/15/15		850,000	898,286
Vale Overseas Ltd.
6.250%, 1/11/16		750,000	830,372

Total Cayman Islands			9,244,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		$100,000	$105,067
Republic of Chile
5.500%, 1/15/13		100,000	106,860

Total Chile			211,927

Colombia (0.0%)
Ecopetrol S.A.
7.625%, 7/23/19		175,000	201,688

Czech Republic (0.8%)
Czech Republic Government Bond
5.000%, 4/11/19	CZK	183,500,000	11,421,907

Denmark (1.5%)
Nykredit Realkredit A/S
4.000%, 10/1/41	DKK	65,731,460	11,469,147
Realkredit Danmark A/S
4.000%, 10/1/41		52,723,378	9,171,876

Total Denmark			20,641,023

France (2.1%)
Caisse d’Amortissement de la Dette Sociale
4.250%, 4/25/20	EUR	2,400,000	3,506,890
3.375%, 4/25/21		2,200,000	2,977,394
Dexia Municipal Agency
5.750%, 2/7/12	AUD	1,500,000	1,549,949
France Government Treasury Note
2.000%, 7/12/15	EUR	6,750,000	9,277,203
France Telecom S.A.
7.250%, 1/28/13		2,400,000	3,685,811
4.375%, 7/8/14		$500,000	537,085
Lafarge S.A.
6.500%, 7/15/16		100,000	105,918
Sanofi-Aventis S.A.
1.625%, 3/28/14		350,000	349,432
4.000%, 3/29/21		250,000	245,875
Total Capital S.A.
3.000%, 6/24/15		250,000	255,162
4.875%, 1/28/19	EUR	2,000,000	3,044,072
4.450%, 6/24/20		$200,000	204,177
Veolia Environnement S.A.
4.375%, 1/16/17	EUR	2,147,000	3,114,634

Total France			28,853,602

Germany (2.5%)
Bundesobligation
3.500%, 4/12/13		8,450,000	12,380,226
Deutsche Bank AG/London
4.875%, 5/20/13		$800,000	850,580
6.000%, 9/1/17		750,000	831,468
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13		1,500,000	1,527,155
3.250%, 3/15/13		1,250,000	1,305,625
3.500%, 3/10/14		1,600,000	1,692,770
4.125%, 10/15/14		400,000	434,711
4.375%, 7/21/15		800,000	870,874
2.625%, 2/16/16		2,300,000	2,319,262
4.375%, 7/4/18	EUR	2,000,000	2,985,059
3.875%, 1/21/19		2,800,000	4,040,987
6.250%, 12/4/19	AUD	2,250,000	2,311,106
2.750%, 9/8/20		$2,000,000	1,846,318
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		500,000	560,295
UPC Germany GmbH
9.625%, 12/1/19(m)	EUR	680,000	1,050,429

Total Germany			35,006,865

Hungary (1.0%)
Republic of Hungary
5.500%, 2/12/16	HUF	520,000,000	$2,619,270
6.750%, 2/24/17		1,900,000,000	9,994,353
6.250%, 1/29/20		$500,000	508,750
6.375%, 3/29/21		200,000	200,200

Total Hungary			13,322,573

Ireland (0.4%)
Ardagh Glass Finance plc
8.750%, 2/1/20(m)	EUR	750,000	1,100,102
GE Capital European Funding
4.125%, 10/27/16		1,432,000	2,050,239
Smurfit Kappa Acquisitions
7.250%, 11/15/17(m)		700,000	1,021,802
7.750%, 11/15/19(b)(m)		200,000	296,903
XL Group plc
5.250%, 9/15/14		$400,000	421,391

Total Ireland			4,890,437

Italy (0.2%)
Republic of Italy
4.375%, 6/15/13		300,000	316,110
2.125%, 9/16/13		300,000	300,569
4.500%, 1/21/15		500,000	526,120
4.750%, 1/25/16		200,000	209,239
5.250%, 9/20/16		1,000,000	1,064,211

Total Italy			2,416,249

Japan (0.1%)
Japan Finance Corp.
2.500%, 1/21/16		200,000	197,676
Nomura Holdings, Inc.
5.000%, 3/4/15		175,000	181,205
4.125%, 1/19/16		150,000	148,413
6.700%, 3/4/20		500,000	532,592
ORIX Corp.
5.000%, 1/12/16		125,000	127,750

Total Japan			1,187,636

Liberia (0.1%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		1,000,000	1,071,250

Luxembourg (0.3%)
ArcelorMittal S.A.
3.750%, 3/1/16		300,000	299,446
6.125%, 6/1/18		895,000	948,033
Covidien International Finance S.A.
6.000%, 10/15/17		800,000	911,750
Telecom Italia Capital S.A.
5.250%, 11/15/13		500,000	527,971
5.250%, 10/1/15		600,000	621,036
Tyco Electronics Group S.A.
6.550%, 10/1/17		200,000	228,881
Tyco International Finance S.A.
4.125%, 10/15/14		500,000	530,904

Total Luxembourg			4,068,021

Malaysia (0.9%)
Malaysian Government Bond
3.835%, 8/12/15	MYR	15,900,000	5,305,001
4.240%, 2/7/18		21,000,000	7,079,540

Total Malaysia			12,384,541

Mexico (1.1%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	110,308
5.000%, 3/30/20		550,000	567,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
United Mexican States
6.375%, 1/16/13		$400,000	$435,000
5.625%, 1/15/17		750,000	827,250
5.125%, 1/15/20		1,000,000	1,046,000
8.500%, 11/18/38	MXN	142,100,000	11,918,722

Total Mexico			14,904,382

Netherlands (1.8%)
Bank Nederlandse Gemeenten
2.875%, 1/15/15	EUR	2,580,000	3,641,758
BMW Finance N.V.
4.000%, 9/17/14		2,600,000	3,770,386
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	432,273
4.875%, 7/8/14		200,000	216,327
5.750%, 3/23/16		200,000	223,918
Diageo Finance B.V.
5.300%, 10/28/15		400,000	442,576
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	824,000	1,298,644
HeidelbergCement Finance B.V.
8.500%, 10/31/19		560,000	898,788
Netherlands Government Bond
3.250%, 7/15/21		5,625,000	7,705,733
New World Resources N.V.
7.375%, 5/15/15(m)		730,000	1,065,593
OI European Group B.V.
6.875%, 3/31/17(m)		750,000	1,086,815
Rabobank Nederland N.V.
1.850%, 1/10/14		$175,000	174,679
Shell International Finance B.V.
4.000%, 3/21/14		810,000	865,731
4.300%, 9/22/19		750,000	772,313
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14		700,000	695,166
Ziggo Bond Co. B.V.
8.000%, 5/15/18§	EUR	725,000	1,066,000

Total Netherlands			24,356,700

New Zealand (0.4%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	6,700,000	5,348,228

Norway (0.9%)
Eksportfinans ASA
5.500%, 5/25/16		$540,000	606,262
Norwegian Government Bond
6.500%, 5/15/13	NOK	26,035,000	5,056,762
4.250%, 5/19/17		30,100,000	5,662,326
Statoil ASA
3.125%, 8/17/17		$100,000	98,881
5.250%, 4/15/19		750,000	818,989

Total Norway			12,243,220

Peru (0.3%)
Banco de Credito del Peru
4.750%, 3/16/16(b)§		3,000,000	2,955,000
Republic of Peru
7.125%, 3/30/19		1,055,000	1,244,900

Total Peru			4,199,900

Poland (0.9%)
Poland Government Bond
5.500%, 4/25/15	PLN	34,500,000	12,073,384
Republic of Poland
5.000%, 10/19/15		$100,000	105,444
6.375%, 7/15/19		600,000	667,644

Total Poland			12,846,472

Portugal (0.3%)
Republic of Portugal
6.400%, 2/15/16	EUR	3,800,000	$4,809,272

Slovenia (0.2%)
Slovenia Government Bond
4.625%, 9/9/24		2,400,000	3,332,948

South Africa (0.7%)
Republic of South Africa
6.500%, 6/2/14		$100,000	111,750
6.750%, 3/31/21	ZAR	61,650,000	7,953,643
Savcio Holdings Pty Ltd.
8.000%, 2/15/13(m)	EUR	345,000	473,044
Transnet Ltd.
4.500%, 2/10/16(b)§		$800,000	816,686

Total South Africa			9,355,123

South Korea (1.1%)
Export-Import Bank of Korea
5.875%, 1/14/15		1,200,000	1,314,074
Korea Development Bank
5.750%, 9/10/13		100,000	107,973
3.250%, 3/9/16		400,000	392,287
Korea Treasury Bond
3.750%, 6/10/13	KRW	6,250,000,000	5,704,311
5.250%, 3/10/27		6,856,500,000	6,695,849
Republic of Korea
4.250%, 6/1/13		$400,000	417,980

Total South Korea			14,632,474

Spain (1.4%)
Inaer Aviation Finance Ltd.
9.500%, 8/1/17§	EUR	970,000	1,360,937
Kingdom of Spain
5.500%, 4/30/21		11,600,000	16,724,581
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		$900,000	1,000,078
5.462%, 2/16/21		250,000	253,178

Total Spain			19,338,774

Supranational (3.5%)
Asian Development Bank
2.625%, 2/9/15		2,165,000	2,222,007
Eurofima
6.250%, 12/28/18	AUD	5,480,000	5,644,511
European Investment Bank
1.625%, 3/15/13		$1,000,000	1,013,457
4.250%, 7/15/13		1,400,000	1,496,457
3.000%, 4/8/14		705,000	734,700
4.625%, 5/15/14		500,000	545,542
3.125%, 6/4/14		2,000,000	2,092,378
6.500%, 9/10/14	NZD	4,800,000	3,890,992
4.625%, 10/20/15		$1,400,000	1,537,631
4.875%, 2/16/16		300,000	332,853
2.500%, 5/16/16		425,000	423,961
5.125%, 9/13/16		200,000	224,366
6.125%, 1/23/17	AUD	3,960,000	4,085,983
3.125%, 3/3/17	EUR	3,850,000	5,396,322
5.125%, 5/30/17		$1,000,000	1,122,063
4.750%, 10/15/17	EUR	6,800,000	10,358,122
4.000%, 2/16/21		$250,000	253,167
Inter-American Development Bank
1.750%, 10/22/12		1,000,000	1,015,941
3.000%, 4/22/14		500,000	522,268
5.125%, 9/13/16		525,000	591,695
3.875%, 2/14/20		250,000	258,261

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
International Bank for Reconstruction & Development
1.750%, 7/15/13		$1,000,000	$1,017,515
2.375%, 5/26/15		500,000	509,424
2.125%, 3/15/16		1,000,000	994,128
7.625%, 1/19/23		500,000	669,200
International Finance Corp.
3.000%, 4/22/14		1,250,000	1,305,751

Total Supranational			48,258,695

Sweden (1.6%)
Sweden Government Bond
4.500%, 8/12/15	SEK	127,500,000	21,417,996

Switzerland (0.4%)
Credit Suisse AG/New York
5.000%, 5/15/13		$750,000	800,696
5.500%, 5/1/14		800,000	876,886
4.375%, 8/5/20		1,500,000	1,465,142
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49(l)		250,000	242,500
UBS AG/Connecticut
5.875%, 7/15/16		500,000	535,831
5.875%, 12/20/17		200,000	218,391
4.875%, 8/4/20		750,000	756,217
Weatherford International Ltd.
5.500%, 2/15/16		425,000	456,382
9.625%, 3/1/19		400,000	509,431

Total Switzerland			5,861,476

United Kingdom (2.6%)
AstraZeneca plc
5.400%, 6/1/14		100,000	111,446
5.900%, 9/15/17		200,000	228,329
Bakkavor Finance 2 plc
8.250%, 2/15/18(b)§	GBP	850,000	1,261,984
Barclays Bank plc
2.375%, 1/13/14		$175,000	175,991
5.200%, 7/10/14		750,000	810,590
5.140%, 10/14/20		1,000,000	946,318
BP Capital Markets plc
5.250%, 11/7/13		590,000	638,063
3.125%, 10/1/15		800,000	804,473
3.200%, 3/11/16		400,000	398,234
4.500%, 10/1/20		100,000	99,236
British Telecommunications plc
5.950%, 1/15/18		300,000	330,964
Diageo Capital plc
5.500%, 9/30/16		300,000	334,125
Ensco plc
3.250%, 3/15/16		300,000	298,897
Exova Ltd.
10.500%, 10/15/18(b)§	GBP	650,000	1,093,481
FCE Bank plc
9.375%, 1/17/14	EUR	600,000	953,421
Imperial Tobacco Finance plc
4.375%, 11/22/13		1,200,000	1,747,998
Infinis plc
9.125%, 12/15/14(m)	GBP	675,000	1,145,098
ISS Financing plc
11.000%, 6/15/14(m)	EUR	700,000	1,081,324
Kerling plc
10.625%, 2/1/17(m)		1,000,000	1,544,748
Lloyds TSB Bank plc
4.875%, 1/21/16		$500,000	515,562
6.375%, 1/21/21		2,300,000	2,396,828
Marks & Spencer plc
6.250%, 12/1/17(m)		$750,000	$795,857
National Grid plc
6.500%, 4/22/14	EUR	900,000	1,391,607
5.000%, 7/2/18		500,000	736,414
Nationwide Building Society
3.750%, 1/20/15		1,100,000	1,523,263
R&R Ice Cream plc
8.375%, 11/15/17(b)(m)		350,000	481,139
8.375%, 11/15/17(b)§		450,000	618,608
Royal Bank of Scotland Group plc
5.000%, 11/12/13		$100,000	101,340
5.000%, 10/1/14		200,000	200,563
4.875%, 3/16/15		500,000	519,687
Royal Bank of Scotland plc
5.625%, 8/24/20		200,000	199,568
6.125%, 1/11/21		2,500,000	2,567,836
Tesco plc
5.875%, 9/12/16	EUR	1,550,000	2,432,988
Towergate Finance plc
8.500%, 2/15/18(b)§	GBP	370,000	602,457
United Utilities Water plc
4.250%, 1/24/20	EUR	1,000,000	1,394,698
Virgin Media Finance plc
9.125%, 8/15/16		$540,000	572,400
8.875%, 10/15/19	GBP	255,000	453,046
Vodafone Group plc
5.000%, 12/16/13		$400,000	434,038
4.150%, 6/10/14		260,000	275,642
6.250%, 1/15/16	EUR	900,000	1,419,341
2.875%, 3/16/16		$150,000	148,591
5.450%, 6/10/19		550,000	600,969
William Hill plc
7.125%, 11/11/16	GBP	600,000	1,001,021

Total United Kingdom			35,388,183

United States (61.2%)
Abbott Laboratories, Inc.
2.700%, 5/27/15		$500,000	508,054
5.875%, 5/15/16		200,000	228,898
5.125%, 4/1/19		400,000	432,216
ACE INA Holdings, Inc.
5.875%, 6/15/14		300,000	333,008
2.600%, 11/23/15		750,000	728,890
Aetna, Inc.
6.000%, 6/15/16		400,000	450,486
Alcoa, Inc.
5.375%, 1/15/13		200,000	213,286
6.150%, 8/15/20		250,000	264,181
5.870%, 2/23/22		200,000	204,669
Allstate Corp.
7.500%, 6/15/13		300,000	334,836
7.450%, 5/16/19		400,000	475,135
6.125%, 5/15/37(l)		115,000	116,150
Allstate Life Global Funding Trusts
5.375%, 4/30/13		450,000	485,491
Altria Group, Inc.
9.700%, 11/10/18		400,000	526,047
9.250%, 8/6/19		800,000	1,044,057
AMB Property LP
4.500%, 8/15/17		100,000	100,942
American Electric Power Co., Inc.
5.250%, 6/1/15		100,000	108,396
American Express Co.
4.875%, 7/15/13		600,000	639,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 3/19/18	$525,000	$613,581
8.125%, 5/20/19	470,000	586,406
6.800%, 9/1/66(l)	170,000	173,400
American Express Credit Corp.
2.750%, 9/15/15	700,000	687,352
American International Group, Inc.
5.050%, 10/1/15	100,000	103,110
5.600%, 10/18/16	200,000	207,487
5.850%, 1/16/18	500,000	520,818
8.250%, 8/15/18	750,000	877,154
American Tower Corp.
5.050%, 9/1/20	300,000	291,459
Ameriprise Financial, Inc.
5.300%, 3/15/20	500,000	529,992
Amgen, Inc.
3.450%, 10/1/20	500,000	470,524
Anadarko Petroleum Corp.
5.950%, 9/15/16	750,000	815,539
Anheuser-Busch Cos., Inc.
5.000%, 3/1/19	100,000	105,493
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	750,000	826,481
7.750%, 1/15/19	250,000	307,577
6.875%, 11/15/19	2,700,000	3,189,390
5.375%, 1/15/20	750,000	804,977
4.375%, 2/15/21	125,000	124,544
AON Corp.
5.000%, 9/30/20	300,000	303,267
Apache Corp.
6.250%, 4/15/12	100,000	105,286
5.625%, 1/15/17	225,000	253,051
ARAMARK Corp.
8.500%, 2/1/15	570,000	594,225
Associates Corp. of North America
6.950%, 11/1/18	100,000	111,758
AT&T, Inc.
5.875%, 8/15/12	200,000	213,131
4.850%, 2/15/14	750,000	811,071
5.100%, 9/15/14	500,000	546,778
5.625%, 6/15/16	100,000	111,866
5.500%, 2/1/18	420,000	458,470
5.800%, 2/15/19	500,000	555,395
Atmos Energy Corp.
8.500%, 3/15/19	350,000	437,211
AutoZone, Inc.
4.000%, 11/15/20	250,000	232,543
AvalonBay Communities, Inc.
6.125%, 11/1/12	275,000	296,025
Baltimore Gas & Electric Co.
5.900%, 10/1/16	500,000	553,377
Bank of America Corp.
2.100%, 4/30/12	1,300,000	1,323,824
3.125%, 6/15/12	1,800,000	1,856,011
4.875%, 9/15/12	100,000	104,762
4.875%, 1/15/13	300,000	315,430
7.375%, 5/15/14	1,000,000	1,129,324
4.750%, 8/1/15	300,000	313,223
5.250%, 12/1/15	400,000	419,563
5.625%, 10/14/16	300,000	320,109
5.650%, 5/1/18	2,690,000	2,811,270
7.625%, 6/1/19	500,000	579,100
5.625%, 7/1/20	500,000	513,338
Bank of America N.A.
5.300%, 3/15/17	400,000	410,666
Bank of New York Mellon Corp.
5.125%, 8/27/13	$200,000	$217,277
4.300%, 5/15/14	500,000	536,163
4.150%, 2/1/21	500,000	494,098
Bank One Corp.
5.250%, 1/30/13	100,000	106,030
Baxter International, Inc.
4.625%, 3/15/15	100,000	108,802
5.375%, 6/1/18	600,000	665,874
BB&T Corp.
4.750%, 10/1/12	100,000	104,853
3.200%, 3/15/16	500,000	496,577
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	219,826
5.300%, 10/30/15	100,000	107,775
4.650%, 7/2/18	200,000	201,976
BellSouth Corp.
5.200%, 9/15/14	300,000	328,012
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	1,030,000	1,123,740
Best Buy Co., Inc.
3.750%, 3/15/16	150,000	148,064
Black & Decker Corp.
4.750%, 11/1/14	100,000	107,553
Block Financial LLC
7.875%, 1/15/13	100,000	107,687
Boeing Co.
5.000%, 3/15/14	425,000	464,359
Boston Properties LP
5.625%, 11/15/20	265,000	283,839
Boston Properties, Inc.
5.000%, 6/1/15	340,000	364,780
Bottling Group LLC
4.625%, 11/15/12	200,000	211,856
Bristol-Myers Squibb Co.
5.250%, 8/15/13	700,000	766,298
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	400,000	400,996
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	200,000	222,861
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	100,000	108,153
Campbell Soup Co.
4.875%, 10/1/13	100,000	107,420
Capital One Bank USA N.A.
8.800%, 7/15/19	500,000	628,681
Capital One Financial Corp.
7.375%, 5/23/14	300,000	344,338
5.250%, 2/21/17	200,000	211,553
Caterpillar Financial Services Corp.
1.550%, 12/20/13	450,000	451,023
6.125%, 2/17/14	900,000	1,013,745
1.650%, 4/1/14	200,000	199,355
5.500%, 3/15/16	200,000	223,207
7.150%, 2/15/19	160,000	195,844
CBS Corp.
5.625%, 8/15/12	11,000	11,606
Celgene Corp.
3.950%, 10/15/20	250,000	235,913
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	600,000	684,848
8.500%, 11/15/18	500,000	642,407
CenterPoint Energy Resources Corp.
4.500%, 1/15/21§	172,000	168,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Charles Schwab Corp.
4.950%, 6/1/14	$500,000	$543,302
Charter One Bank N.A.
6.375%, 5/15/12	400,000	414,942
Chubb Corp.
6.375%, 3/29/67(l)	250,000	263,125
CIGNA Corp.
4.500%, 3/15/21	500,000	492,221
Cisco Systems, Inc.
1.625%, 3/14/14	250,000	249,589
5.500%, 2/22/16	540,000	606,323
4.450%, 1/15/20	750,000	769,147
Citigroup Funding, Inc.
1.875%, 10/22/12	1,850,000	1,884,996
2.250%, 12/10/12	5,000,000	5,126,124
Citigroup, Inc.
5.625%, 8/27/12	100,000	105,121
5.500%, 4/11/13	1,000,000	1,070,017
5.500%, 10/15/14	1,500,000	1,617,899
4.587%, 12/15/15	1,000,000	1,034,049
5.300%, 1/7/16	1,000,000	1,060,037
5.850%, 8/2/16	200,000	216,711
6.125%, 11/21/17	1,000,000	1,089,656
8.500%, 5/22/19	500,000	616,938
5.375%, 8/9/20	100,000	102,945
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	400,000	425,362
CNA Financial Corp.
5.875%, 8/15/20	150,000	154,877
Coca-Cola Co.
3.150%, 11/15/20	450,000	418,690
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	200,000	231,901
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	100,000	112,702
9.455%, 11/15/22	100,000	135,321
Comcast Corp.
5.300%, 1/15/14	510,000	555,225
5.900%, 3/15/16	200,000	222,469
6.500%, 1/15/17	400,000	455,502
Comerica, Inc.
4.800%, 5/1/15	100,000	104,978
Commonwealth Edison Co.
6.150%, 9/15/17	600,000	671,510
ConocoPhillips
4.750%, 10/15/12	200,000	211,991
4.600%, 1/15/15	580,000	632,104
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	200,000	217,358
Consolidated Edison Co. of New York, Inc.
Series 02-B
4.875%, 2/1/13	100,000	106,033
Series 05-C
5.375%, 12/15/15	455,000	506,587
Series 08-A
5.850%, 4/1/18	600,000	678,645
Corning, Inc.
4.250%, 8/15/20	150,000	148,622
Costco Wholesale Corp.
5.500%, 3/15/17	400,000	455,622
COX Communications, Inc.
5.450%, 12/15/14	200,000	220,737
5.500%, 10/1/15	500,000	548,387
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	100,000	108,374
Credit Suisse USA, Inc.
5.850%, 8/16/16	$200,000	$224,134
CRH America, Inc.
6.000%, 9/30/16	300,000	323,378
CSX Corp.
7.375%, 2/1/19	510,000	616,368
CVS Caremark Corp.
5.750%, 6/1/17	750,000	826,116
Daimler Finance N.A. LLC
6.500%, 11/15/13	300,000	335,032
Deere & Co.
6.950%, 4/25/14	300,000	346,226
4.375%, 10/16/19	600,000	624,930
Dell, Inc.
2.100%, 4/1/14	250,000	250,058
5.875%, 6/15/19	500,000	548,441
Detroit Edison Co.
3.450%, 10/1/20	250,000	235,562
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	106,461
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	350,000	376,870
3.500%, 3/1/16	800,000	801,737
4.600%, 2/15/21	500,000	487,437
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	100,000	98,550
Discover Bank/Delaware
7.000%, 4/15/20	250,000	275,051
Discovery Communications LLC
5.050%, 6/1/20	300,000	312,481
Dominion Resources, Inc.
5.700%, 9/17/12	100,000	106,292
5.000%, 12/1/14	300,000	328,113
8.875%, 1/15/19	637,000	813,103
Dover Corp.
4.300%, 3/1/21	250,000	252,400
Dow Chemical Co.
6.000%, 10/1/12	200,000	213,991
8.550%, 5/15/19	600,000	758,427
4.250%, 11/15/20	250,000	238,758
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	150,000	148,739
DTE Energy Co.
6.350%, 6/1/16	340,000	382,240
Duke Energy Carolinas LLC
7.000%, 11/15/18	224,000	268,456
Duke Energy Corp.
5.050%, 9/15/19	835,000	869,686
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	96,537
Duke Realty LP
5.950%, 2/15/17	500,000	539,359
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	400,000	445,722
6.000%, 7/15/18	750,000	855,323
eBay, Inc.
3.250%, 10/15/20	100,000	91,483
Edison International
3.750%, 9/15/17	250,000	246,043
Eli Lilly and Co.
5.200%, 3/15/17	600,000	663,707
Embarq Corp.
6.738%, 6/1/13	250,000	271,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
7.082%, 6/1/16		$100,000	$113,719
Entergy Corp.
5.125%, 9/15/20		300,000	292,780
Enterprise Products Operating LLC
5.600%, 10/15/14		3,220,000	3,557,340
EOG Resources, Inc.
5.875%, 9/15/17		500,000	559,373
5.625%, 6/1/19		75,000	82,290
4.100%, 2/1/21		200,000	193,633
ERP Operating LP
5.250%, 9/15/14		255,000	277,413
Exelon Corp.
4.900%, 6/15/15		200,000	210,179
Expedia, Inc.
5.950%, 8/15/20		150,000	151,313
Federal Farm Credit Bank
4.875%, 1/17/17		1,020,000	1,138,772
Federal Home Loan Bank
0.875%, 8/22/12		6,000,000	6,024,155
4.000%, 9/6/13		2,000,000	2,133,390
3.625%, 10/18/13		2,700,000	2,860,191
5.250%, 6/5/17		3,800,000	4,273,716
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12		8,300,000	8,801,170
2.125%, 9/21/12		5,000,000	5,110,195
0.375%, 11/30/12		2,000,000	1,989,216
4.125%, 12/21/12		830,000	877,754
0.875%, 10/28/13		8,000,000	7,933,384
4.875%, 11/15/13		4,100,000	4,490,894
5.125%, 11/17/17		3,610,000	4,066,578
Federal National Mortgage Association
0.500%, 10/30/12		1,500,000	1,495,821
3.625%, 2/12/13		5,000,000	5,253,715
1.500%, 6/26/13		4,390,000	4,439,515
1.000%, 9/23/13		5,000,000	4,978,130
1.450%, 1/24/14		14,500,000	14,506,640
3.000%, 9/16/14		2,330,000	2,438,315
4.625%, 10/15/14		1,000,000	1,100,260
2.625%, 11/20/14		5,000,000	5,157,140
4.375%, 10/15/15		900,000	981,881
2.750%, 3/28/16		5,100,000	5,095,624
3.000%, 9/1/16		7,300,000	7,340,244
5.375%, 6/12/17		4,300,000	4,903,071
FIA Card Services N.A.
7.125%, 11/15/12		100,000	107,734
Fifth Third Bancorp
3.625%, 1/25/16		150,000	149,868
Financing Corp. Fico
9.800%, 4/6/18		400,000	564,284
Florida Power & Light Co.
4.850%, 2/1/13		100,000	106,268
Fortune Brands, Inc.
5.375%, 1/15/16		400,000	424,751
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17		600,000	661,500
General Dynamics Corp.
4.250%, 5/15/13		100,000	106,425
General Electric Capital Corp.
6.000%, 6/15/12		100,000	105,894
2.125%, 12/21/12		1,850,000	1,893,703
1.875%, 9/16/13		1,400,000	1,399,520
5.900%, 5/13/14		1,500,000	1,655,594
7.625%, 12/10/14	NZD	1,000,000	823,986
4.875%, 3/4/15		$300,000	323,463
2.250%, 11/9/15		1,000,000	960,667
5.000%, 1/8/16		$100,000	$107,671
5.400%, 2/15/17		300,000	325,217
5.625%, 9/15/17		1,100,000	1,193,638
5.300%, 2/11/21		700,000	710,968
6.375%, 11/15/67(l)		575,000	590,813
General Electric Co.
5.000%, 2/1/13		700,000	745,785
5.250%, 12/6/17		750,000	816,749
General Mills, Inc.
5.650%, 2/15/19		750,000	831,332
Georgia Power Co.
5.125%, 11/15/12		100,000	106,401
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13		500,000	538,036
5.650%, 5/15/18		700,000	786,696
Golden West Financial Corp.
4.750%, 10/1/12		100,000	105,051
Goldman Sachs Capital II
5.793%, 6/1/43(l)		325,000	280,313
Goldman Sachs Group, Inc.
5.250%, 10/15/13		500,000	536,922
6.000%, 5/1/14		1,250,000	1,372,613
5.125%, 1/15/15		400,000	427,432
5.350%, 1/15/16		400,000	426,912
5.750%, 10/1/16		600,000	651,952
5.625%, 1/15/17		900,000	948,428
6.150%, 4/1/18		1,150,000	1,246,803
6.000%, 6/15/20		500,000	528,563
Goodrich Corp.
3.600%, 2/1/21		100,000	93,519
GTE Corp.
6.840%, 4/15/18		100,000	115,565
HCP, Inc.
3.750%, 2/1/16		100,000	100,506
6.000%, 1/30/17		255,000	275,322
5.375%, 2/1/21		400,000	403,952
Health Care REIT, Inc.
3.625%, 3/15/16		100,000	99,057
4.700%, 9/15/17		500,000	501,453
Hewlett-Packard Co.
6.500%, 7/1/12		200,000	213,680
6.125%, 3/1/14		1,000,000	1,120,090
5.500%, 3/1/18		600,000	666,174
Historic TW, Inc.
6.875%, 6/15/18		100,000	114,954
Home Depot, Inc.
5.250%, 12/16/13		100,000	109,133
5.400%, 3/1/16		500,000	552,905
Honeywell International, Inc.
5.400%, 3/15/16		400,000	449,866
5.300%, 3/1/18		470,000	520,378
Hospitality Properties Trust
6.300%, 6/15/16		257,000	281,104
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	425,276
HSBC Finance Corp.
7.000%, 5/15/12		200,000	212,716
4.750%, 7/15/13		750,000	799,937
5.500%, 1/19/16		750,000	823,857
6.676%, 1/15/21§		222,000	230,433
Ingram Micro, Inc.
5.250%, 9/1/17		100,000	101,665
International Business Machines Corp.
4.750%, 11/29/12		725,000	770,478
5.700%, 9/14/17		1,150,000	1,301,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
International Paper Co.
7.500%, 8/15/21		$425,000	$498,772
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	1,003,000	1,400,130
Johnson Controls, Inc.
4.875%, 9/15/13		$100,000	107,658
1.750%, 3/1/14		400,000	398,313
JPMorgan Chase & Co.
5.375%, 10/1/12		850,000	902,686
4.650%, 6/1/14		1,000,000	1,068,850
3.700%, 1/20/15		500,000	514,357
4.750%, 3/1/15		100,000	106,623
5.150%, 10/1/15		300,000	321,362
6.000%, 1/15/18		1,000,000	1,096,483
4.250%, 10/15/20		1,000,000	955,712
JPMorgan Chase Bank N.A.
5.875%, 6/13/16		300,000	330,328
6.000%, 7/5/17		925,000	1,015,994
6.000%, 10/1/17		600,000	656,261
Juniper Networks, Inc.
4.600%, 3/15/21		100,000	99,679
Kellogg Co.
4.000%, 12/15/20		250,000	244,674
KeyBank N.A.
5.700%, 8/15/12		100,000	105,722
5.800%, 7/1/14		100,000	109,211
KeyCorp
3.750%, 8/13/15		200,000	202,090
5.100%, 3/24/21		200,000	198,765
Kimberly-Clark Corp.
4.875%, 8/15/15		600,000	658,775
Kinder Morgan Energy Partners LP
5.000%, 12/15/13		800,000	864,923
6.850%, 2/15/20		800,000	916,559
Kraft Foods, Inc.
6.000%, 2/11/13		200,000	216,395
4.125%, 2/9/16		1,000,000	1,037,530
5.375%, 2/10/20		800,000	844,597
Kroger Co.
6.200%, 6/15/12		100,000	105,715
6.150%, 1/15/20		600,000	676,656
L-3 Communications Corp.
4.950%, 2/15/21		300,000	301,751
LG&E and KU Energy LLC
3.750%, 11/15/20§		400,000	369,289
Life Technologies Corp.
5.000%, 1/15/21		400,000	399,946
Lockheed Martin Corp.
4.250%, 11/15/19		600,000	605,092
Lowe's Cos., Inc.
5.400%, 10/15/16		400,000	449,776
Lubrizol Corp.
5.500%, 10/1/14		100,000	111,680
M&I Marshall & Ilsley Bank
5.250%, 9/4/12		100,000	104,396
Marathon Petroleum Corp.
5.125%, 3/1/21§		250,000	251,996
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	261,245
McDonald's Corp.
5.350%, 3/1/18		200,000	224,027
McKesson Corp.
3.250%, 3/1/16		750,000	755,407
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	116,622
4.125%, 9/15/20		$200,000	$192,784
Medtronic, Inc.
4.450%, 3/15/20		850,000	870,790
Mellon Funding Corp.
5.000%, 12/1/14		100,000	108,835
Merck & Co., Inc.
5.300%, 12/1/13		600,000	661,027
4.750%, 3/1/15		300,000	327,944
Merrill Lynch & Co., Inc.
6.050%, 8/15/12		1,000,000	1,062,718
6.400%, 8/28/17		1,000,000	1,090,078
MetLife, Inc.
5.500%, 6/15/14		100,000	109,204
6.817%, 8/15/18		480,000	555,006
4.750%, 2/8/21		450,000	451,026
Metropolitan Edison Co.
4.875%, 4/1/14		100,000	103,264
Microsoft Corp.
2.950%, 6/1/14		335,000	348,665
1.625%, 9/25/15		900,000	871,331
3.000%, 10/1/20		150,000	139,265
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		300,000	320,381
5.750%, 4/1/18		600,000	669,115
Morgan Stanley
6.600%, 4/1/12		300,000	317,202
5.300%, 3/1/13		300,000	318,860
4.750%, 4/1/14		800,000	833,613
4.200%, 11/20/14		500,000	516,202
5.375%, 10/15/15		550,000	584,274
5.450%, 1/9/17		1,000,000	1,054,202
6.625%, 4/1/18		1,000,000	1,099,116
7.300%, 5/13/19		1,000,000	1,124,758
5.750%, 1/25/21		1,000,000	1,009,296
Nabors Industries, Inc.
6.150%, 2/15/18		360,000	394,145
National City Corp.
4.900%, 1/15/15		200,000	214,999
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	215,971
5.450%, 4/10/17		400,000	442,402
NBCUniversal Media LLC
4.375%, 4/1/21§		400,000	382,956
Newell Rubbermaid, Inc.
4.700%, 8/15/20		100,000	98,691
News America, Inc.
5.300%, 12/15/14		300,000	331,010
8.000%, 10/17/16		650,000	785,274
5.650%, 8/15/20		150,000	163,243
Norfolk Southern Corp.
5.900%, 6/15/19		275,000	312,048
Northern States Power Co.
8.000%, 8/28/12		510,000	558,237
Northrop Grumman Corp.
3.500%, 3/15/21		250,000	231,762
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	111,822
4.450%, 8/15/20		100,000	98,491
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		300,000	336,678
ONEOK Partners LP
8.625%, 3/1/19		550,000	691,800
Oracle Corp.
3.750%, 7/8/14		750,000	796,013
5.250%, 1/15/16		400,000	444,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.750%, 4/15/18		$500,000	$559,892
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	322,174
8.250%, 10/15/18		100,000	127,734
Pemex Project Funding Master Trust
5.750%, 3/1/18		1,200,000	1,269,598
PepsiCo, Inc.
5.000%, 6/1/18		750,000	817,756
7.900%, 11/1/18		400,000	507,705
3.125%, 11/1/20		400,000	368,716
Pfizer, Inc.
4.750%, 6/3/16	EUR	1,350,000	2,018,803
4.650%, 3/1/18		$100,000	105,450
6.200%, 3/15/19		500,000	576,177
Philip Morris International, Inc.
4.875%, 5/16/13		1,000,000	1,072,315
5.650%, 5/16/18		200,000	222,640
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	103,844
4.750%, 5/15/18		100,000	100,501
Plains All American Pipeline LP
6.500%, 5/1/18		210,000	236,066
PNC Funding Corp.
3.625%, 2/8/15		900,000	930,462
5.250%, 11/15/15		200,000	215,075
5.125%, 2/8/20		500,000	526,286
Praxair, Inc.
3.950%, 6/1/13		1,000,000	1,058,621
Principal Life Income Funding Trusts
5.300%, 4/24/13		900,000	968,363
Procter & Gamble Co.
4.500%, 5/12/14	EUR	1,500,000	2,222,761
1.800%, 11/15/15		$250,000	244,168
4.850%, 12/15/15		100,000	111,076
5.125%, 10/24/17	EUR	1,000,000	1,538,661
4.700%, 2/15/19		$650,000	704,715
Progress Energy, Inc.
4.400%, 1/15/21		500,000	496,284
ProLogis
6.875%, 3/15/20		500,000	547,115
Prudential Financial, Inc.
5.100%, 9/20/14		200,000	214,956
4.750%, 9/17/15		1,250,000	1,330,927
7.375%, 6/15/19		400,000	469,646
PSEG Power LLC
5.500%, 12/1/15		625,000	680,173
Quest Diagnostics, Inc.
3.200%, 4/1/16		500,000	496,986
Qwest Corp.
8.375%, 5/1/16		710,000	844,900
R.R. Donnelley & Sons Co.
4.950%, 4/1/14		100,000	103,701
6.125%, 1/15/17		425,000	441,776
Raytheon Co.
3.125%, 10/15/20		250,000	229,073
Republic Services, Inc.
5.250%, 11/15/21		500,000	523,426
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	630,000	910,693
Safeway, Inc.
5.625%, 8/15/14		$100,000	108,945
5.000%, 8/15/19		115,000	118,903
3.950%, 8/15/20		200,000	189,171
Sara Lee Corp.
2.750%, 9/15/15		250,000	247,543
Sempra Energy
2.000%, 3/15/14		$1,000,000	$993,164
Simon Property Group LP
6.100%, 5/1/16		620,000	700,640
5.650%, 2/1/20		500,000	538,435
SLM Corp.
5.375%, 5/15/14		600,000	622,193
6.250%, 1/25/16		100,000	104,250
8.450%, 6/15/18		500,000	560,000
Southern Power Co.
6.250%, 7/15/12		100,000	106,112
Southwest Airlines Co.
5.125%, 3/1/17		100,000	103,732
Sovereign Bank
5.125%, 3/15/13		100,000	103,093
State of California
3.950%, 11/1/15		250,000	250,263
State of Illinois
5.365%, 3/1/17		500,000	499,600
5.877%, 3/1/19		100,000	99,875
State of Massachusetts
4.200%, 12/1/21		250,000	248,040
State Street Bank and Trust Co.
5.300%, 1/15/16		100,000	108,584
State Street Corp.
4.375%, 3/7/21		450,000	447,302
SunTrust Banks, Inc.
3.600%, 4/15/16		150,000	149,105
Target Corp.
6.000%, 1/15/18		800,000	915,514
Tennessee Valley Authority
5.500%, 7/18/17		1,800,000	2,062,519
6.250%, 12/15/17		100,000	118,634
4.500%, 4/1/18		550,000	594,780
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16		250,000	254,193
Time Warner Cable, Inc.
6.200%, 7/1/13		1,245,000	1,368,828
7.500%, 4/1/14		250,000	286,554
8.250%, 4/1/19		1,970,000	2,399,910
Time Warner, Inc.
4.700%, 1/15/21		750,000	746,811
Toll Brothers Finance Corp.
6.875%, 11/15/12		8,000	8,473
Toyota Motor Credit Corp.
2.800%, 1/11/16		800,000	796,746
Travelers Cos., Inc.
5.750%, 12/15/17		300,000	330,719
U.S. Bancorp
1.375%, 9/13/13		400,000	399,260
U.S. Bank N.A./Ohio
6.300%, 2/4/14		750,000	834,782
4.950%, 10/30/14		100,000	108,824
4.800%, 4/15/15		100,000	107,212
U.S. Treasury Bonds
8.125%, 8/15/19		1,200,000	1,647,843
3.625%, 2/15/20		7,390,000	7,590,919
8.500%, 2/15/20		1,300,000	1,835,133
U.S. Treasury Notes
1.375%, 5/15/12		4,000,000	4,044,532
4.750%, 5/31/12		2,800,000	2,941,532
1.875%, 6/15/12		4,895,000	4,981,617
1.750%, 8/15/12		25,000,000	25,433,599
1.375%, 9/15/12		13,870,000	14,039,588
0.375%, 9/30/12		17,400,000	17,356,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 9/30/12	$2,100,000	$2,215,664
3.875%, 10/31/12	2,700,000	2,840,168
1.375%, 11/15/12	21,000,000	21,257,585
1.125%, 12/15/12	7,000,000	7,055,237
0.625%, 1/31/13	20,000,000	19,964,059
2.750%, 2/28/13	5,450,000	5,658,206
1.375%, 3/15/13	15,000,000	15,174,000
1.375%, 5/15/13	15,000,000	15,164,100
0.750%, 8/15/13	14,500,000	14,426,369
0.500%, 11/15/13	15,000,000	14,773,830
1.500%, 12/31/13	5,500,000	5,551,992
1.000%, 1/15/14	15,000,000	14,926,170
1.875%, 4/30/14	16,345,000	16,627,213
2.375%, 8/31/14	3,788,000	3,899,273
2.375%, 10/31/14	13,725,000	14,107,804
2.125%, 11/30/14	8,000,000	8,145,624
4.000%, 2/15/15	2,600,000	2,823,844
2.375%, 2/28/15	4,475,000	4,584,101
2.500%, 4/30/15	13,360,000	13,724,274
4.125%, 5/15/15	2,200,000	2,402,125
1.875%, 6/30/15	3,000,000	2,998,359
1.750%, 7/31/15	13,910,000	13,805,675
1.250%, 9/30/15	3,500,000	3,384,882
1.250%, 10/31/15	8,000,000	7,719,376
2.125%, 12/31/15	7,000,000	7,001,638
2.125%, 2/29/16	23,200,000	23,127,499
2.625%, 4/30/16	3,095,000	3,149,645
5.125%, 5/15/16	14,000,000	15,950,158
4.875%, 8/15/16	1,400,000	1,580,250
3.250%, 12/31/16	6,000,000	6,235,782
4.625%, 2/15/17	2,400,000	2,675,062
3.000%, 2/28/17	3,440,000	3,519,550
3.250%, 3/31/17	2,080,000	2,155,400
4.500%, 5/15/17	4,300,000	4,758,892
2.750%, 5/31/17	3,000,000	3,015,234
2.500%, 6/30/17	9,290,000	9,191,294
4.750%, 8/15/17	14,300,000	16,029,413
1.875%, 8/31/17	4,320,000	4,096,237
1.875%, 9/30/17	2,700,000	2,554,033
1.875%, 10/31/17	2,900,000	2,738,914
4.250%, 11/15/17	6,630,000	7,227,734
2.750%, 12/31/17	9,000,000	8,958,519
2.750%, 2/28/18	7,500,000	7,443,165
4.000%, 8/15/18	3,500,000	3,744,454
2.750%, 2/15/19	10,200,000	9,966,512
3.125%, 5/15/19	6,500,000	6,499,493
3.625%, 8/15/19	7,745,000	8,006,394
3.375%, 11/15/19	12,380,000	12,515,412
3.500%, 5/15/20	6,920,000	7,013,558
2.625%, 8/15/20	7,500,000	7,035,938
2.625%, 11/15/20	12,200,000	11,384,125
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)	150,000	148,125
Union Pacific Corp.
5.700%, 8/15/18	650,000	727,773
UnionBanCal Corp.
5.250%, 12/16/13	100,000	107,024
United Parcel Service, Inc.
5.500%, 1/15/18	170,000	190,123
3.125%, 1/15/21	800,000	741,274
United Technologies Corp.
4.875%, 5/1/15	400,000	440,470
6.125%, 2/1/19	287,000	334,793
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	220,320
6.000%, 2/15/18	$400,000	$444,896
Valero Energy Corp.
6.875%, 4/15/12	200,000	211,421
6.125%, 2/1/20	350,000	378,550
Verizon Communications, Inc.
6.875%, 6/15/12	200,000	213,776
7.375%, 9/1/12	300,000	326,379
4.375%, 6/1/13	200,000	212,565
1.950%, 3/28/14	800,000	800,667
4.900%, 9/15/15	300,000	327,056
8.750%, 11/1/18	600,000	767,668
Viacom, Inc.
3.500%, 4/1/17	250,000	246,134
Virginia Electric & Power Co.
5.950%, 9/15/17	700,000	801,158
Series A
5.400%, 1/15/16	100,000	111,164
Wachovia Bank N.A.
5.600%, 3/15/16	400,000	434,084
Wachovia Corp.
5.500%, 5/1/13	1,250,000	1,347,095
4.875%, 2/15/14	100,000	106,474
5.750%, 6/15/17	500,000	553,927
Wal-Mart Stores, Inc.
5.000%, 4/5/12	1,000,000	1,041,733
5.375%, 4/5/17	800,000	897,816
3.625%, 7/8/20	300,000	290,244
3.250%, 10/25/20	300,000	280,228
Waste Management, Inc.
6.375%, 11/15/12	100,000	108,400
7.375%, 3/11/19	283,000	340,729
WellPoint, Inc.
5.250%, 1/15/16	1,000,000	1,098,943
Wells Fargo & Co.
3.750%, 10/1/14	1,500,000	1,571,704
3.676%, 6/15/16	300,000	301,773
5.125%, 9/15/16	100,000	106,613
5.625%, 12/11/17	700,000	764,553
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	275,000	283,250
Western Union Co.
5.930%, 10/1/16	600,000	666,313
Williams Partners LP
5.250%, 3/15/20	400,000	417,269
4.125%, 11/15/20	400,000	380,752
Wyeth
5.500%, 2/1/14	1,300,000	1,433,600
5.500%, 2/15/16	200,000	223,796
Xerox Corp.
5.500%, 5/15/12	200,000	209,222
4.250%, 2/15/15	800,000	842,120
6.350%, 5/15/18	100,000	113,068
Yum! Brands, Inc.
3.875%, 11/1/20	450,000	424,945

Total United States		847,236,322

Total Long Term Debt Securities (97.8%) (Cost $1,315,059,130)		1,350,766,031

SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $26,388,521)	$26,388,521	$26,388,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (99.7%) (Cost $1,341,447,651)		$1,377,154,552
Other Assets Less Liabilities (0.3%)		4,571,492

Net Assets (100%)		$1,381,726,044

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $12,741,584 or 0.9% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CZK	—	Czech Koruna
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
HUF	—	Hungary Forint
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
ZAR	—	South African Rand

At March 31, 2011 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. Japanese Yen, expiring 6/1/11	JPMorgan Chase Bank	2,026	170,000	$2,087,376	$2,044,492	$42,884
European Union Euro vs. Japanese Yen, expiring 6/7/11	JPMorgan Chase Bank	2,692	304,575	3,810,348	3,663,112	147,236
European Union Euro vs. U.S. Dollar, expiring 6/7/11	JPMorgan Chase Bank	2,400	3,303	3,397,120	3,303,022	94,098
European Union Euro vs. U.S. Dollar, expiring 6/7/11	JPMorgan Chase Bank	12,200	17,007	17,268,693	17,006,556	262,137
Japanese Yen vs. New Zealand Dollar, expiring 4/13/11	JPMorgan Chase Bank	1,800,000	28,780	21,640,910	21,946,853	(305,943)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. Poland Zloty, expiring 5/18/11	JPMorgan Chase Bank	1,019,684	35,500	$12,261,994	$12,453,804	$(191,810)
Japanese Yen vs. Australian Dollar, expiring 5/25/11	JPMorgan Chase Bank	1,551,461	18,920	18,657,643	19,442,381	(784,738)
Japanese Yen vs. Australian Dollar, expiring 5/25/11	JPMorgan Chase Bank	1,825,616	22,500	21,954,595	23,121,225	(1,166,630)
Japanese Yen vs. Canadian Dollar, expiring 6/1/11	JPMorgan Chase Bank	2,114,349	25,380	25,428,065	26,147,158	(719,093)
Japanese Yen vs. U.S. Dollar, expiring 6/7/11	JPMorgan Chase Bank	288,000	3,511	3,463,766	3,511,489	(47,723)
Japanese Yen vs. U.S. Dollar, expiring 6/7/11	JPMorgan Chase Bank	3,010,000	36,840	36,201,155	36,840,076	(638,921)
Japanese Yen vs. British Pound, expiring 6/15/11	JPMorgan Chase Bank	477,000	3,628	5,737,218	5,814,991	(77,773)
U.S. Dollar vs. Hungarian Forint, expiring 5/24/11	JPMorgan Chase Bank	2,403	484,600	2,403,186	2,565,878	(162,692)
U.S. Dollar vs. Hungarian Forint, expiring 5/24/11	JPMorgan Chase Bank	5,353	1,075,200	5,353,172	5,693,009	(339,837)
U.S. Dollar vs. Hungarian Forint, expiring 5/24/11	JPMorgan Chase Bank	3,961	782,900	3,960,652	4,145,328	(184,676)
U.S. Dollar vs. South African Rand, expiring 5/24/11	JPMorgan Chase Bank	3,985	28,850	3,984,958	4,232,813	(247,855)
U.S. Dollar vs. South African Rand, expiring 5/24/11	JPMorgan Chase Bank	3,815	26,815	3,815,075	3,934,242	(119,167)
U.S. Dollar vs. Danish Krone, expiring 5/18/11	JPMorgan Chase Bank	20,904	111,800	20,903,702	21,234,005	(330,303)

						$(4,770,806)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$19,870,892	$—	$19,870,892
Consumer Staples	—	32,758,247	—	32,758,247
Energy	—	29,651,446	—	29,651,446
Financials	20,641,023	168,160,663	—	188,801,686
Health Care	—	20,169,905	—	20,169,905
Industrials	—	20,842,746	—	20,842,746
Information Technology	—	11,825,933	—	11,825,933
Materials	—	21,791,774	—	21,791,774
Telecommunication Services	—	22,861,661	—	22,861,661
Utilities	—	24,695,311	—	24,695,311
Forward Currency Contracts	—	546,355	—	546,355
Government Securities
Agency ABS	—	71,015,530	—	71,015,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Foreign Governments	$—	$271,557,689	$—	$271,557,689
Municipal Bonds	—	1,097,778	—	1,097,778
Supranational	—	49,562,893	—	49,562,893
U.S. Government Agencies	—	53,587,042	—	53,587,042
U.S. Treasuries	—	510,675,498	—	510,675,498
Short-Term Investments	—	26,388,521	—	26,388,521

Total Assets	$20,641,023	$1,357,059,884	$—	$1,377,700,907

Liabilities:
Forward Currency Contracts	$—	$(5,317,161)	$—	$(5,317,161)

Total Liabilities	$—	$(5,317,161)	$—	$(5,317,161)

Total	$20,641,023	$1,351,742,723	$—	$1,372,383,746

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$415,932,730
Long-term U.S. Treasury securities	301,550,625

$717,483,355

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$622,804,125
Long-term U.S. Treasury securities	109,681,428

$732,485,553

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,227,501
Aggregate gross unrealized depreciation	(5,400,120)

Net unrealized appreciation	$33,827,381

Federal income tax cost of investments	$1,343,327,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)
Banco Macro S.A. (ADR)	28,270	$1,131,648

		1,131,648

Australia (2.6%)
AGL Energy Ltd.	30,390	449,819
Alumina Ltd.	151,178	384,673
Amcor Ltd.	84,186	614,769
AMP Ltd.	136,958	769,227
Asciano Ltd.	208,395	375,063
ASX Ltd.	12,297	437,802
Australia & New Zealand Banking Group Ltd.	171,759	4,230,059
AXA Asia Pacific Holdings Ltd.(b)†‡	69,636	468,924
Bendigo and Adelaide Bank Ltd.	26,547	261,683
BGP Holdings plc(b)*†	796,081	—
BHP Billiton Ltd.	225,630	10,866,191
Billabong International Ltd.	13,246	103,442
BlueScope Steel Ltd.	111,924	228,643
Boral Ltd.	48,609	251,394
Brambles Ltd.	97,688	715,389
Caltex Australia Ltd.	7,595	122,552
CFS Retail Property Trust (REIT)	141,220	268,770
Coca-Cola Amatil Ltd.	38,090	462,537
Cochlear Ltd.	3,923	336,753
Commonwealth Bank of Australia	103,823	5,627,200
Computershare Ltd.	28,895	276,759
Crown Ltd.	30,794	259,592
CSL Ltd.	36,863	1,362,358
CSR Ltd.	32,865	111,500
Dexus Property Group (REIT)	307,311	270,187
Fairfax Media Ltd.	130,096	173,589
Fortescue Metals Group Ltd.	80,651	534,731
Foster’s Group Ltd.	132,280	782,632
Goodman Fielder Ltd.	82,335	104,751
Goodman Group (REIT)	458,958	325,185
GPT Group (REIT)	115,979	376,683
Harvey Norman Holdings Ltd.	42,839	132,932
Incitec Pivot Ltd.	102,442	458,811
Insurance Australia Group Ltd.	140,388	521,305
Leighton Holdings Ltd.	8,918	272,026
Lend Lease Group	36,148	339,124
MacArthur Coal Ltd.	9,946	119,337
Macquarie Group Ltd.	23,618	894,112
MAp Group	19,023	59,816
Metcash Ltd.	54,958	236,479
Mirvac Group (REIT)	238,766	307,475
National Australia Bank Ltd.	143,338	3,832,564
Newcrest Mining Ltd.	50,936	2,097,943
OneSteel Ltd.	95,425	240,835
Orica Ltd.	24,720	674,258
Origin Energy Ltd.	71,320	1,196,547
OZ Minerals Ltd.	212,762	351,012
Paladin Energy Ltd.*	50,758	189,530
Qantas Airways Ltd.*	69,049	155,697
QBE Insurance Group Ltd.	70,832	1,294,594
QR National Ltd.*	113,602	393,639
Ramsay Health Care Ltd.	8,632	170,445
Rio Tinto Ltd.	29,234	2,562,686
Santos Ltd.	54,790	881,250
Sonic Healthcare Ltd.	24,020	297,644
SP AusNet	115,969	105,558
Stockland Corp., Ltd. (REIT)	166,224	637,874
Suncorp Group Ltd.	87,106	$764,032
TABCORP Holdings Ltd.	44,812	347,171
Tatts Group Ltd.	86,000	208,153
Telstra Corp., Ltd.	295,668	862,424
Toll Holdings Ltd.	48,087	294,951
Transurban Group	86,040	477,906
Wesfarmers Ltd.	67,929	2,232,938
Wesfarmers Ltd. (PPS)	9,971	331,992
Westfield Group (REIT)	148,374	1,433,416
Westfield Retail Trust (REIT)	193,716	524,970
Westpac Banking Corp.	199,949	5,031,864
Woodside Petroleum Ltd.	41,843	2,025,518
Woolworths Ltd.	81,363	2,262,162
WorleyParsons Ltd.	13,304	426,315

		67,200,162

Austria (0.1%)
Erste Group Bank AG	12,667	639,169
Immofinanz AG*	71,647	323,501
OMV AG	9,568	432,421
Raiffeisen Bank International AG	3,303	183,308
Telekom Austria AG	23,852	348,848
Verbund AG	4,569	202,997
Vienna Insurance Group AG	3,108	177,508
Voestalpine AG	7,307	343,077

		2,650,829

Belgium (0.3%)
Ageas	149,680	425,314
Anheuser-Busch InBev N.V.	48,849	2,782,652
Bekaert S.A.	2,581	294,416
Belgacom S.A.	9,749	377,668
Cie Nationale a Portefeuille	2,255	155,235
Colruyt S.A.	5,131	270,215
Delhaize Group S.A.	6,778	551,852
Dexia S.A.*	40,381	157,262
Groupe Bruxelles Lambert S.A.	5,384	502,754
KBC Groep N.V.*	10,370	389,968
Mobistar S.A.	1,805	125,139
Solvay S.A.	3,954	468,406
UCB S.A.	6,779	257,425
Umicore S.A.	8,095	401,471

		7,159,777

Bermuda (0.1%)
Nabors Industries Ltd.*	19,851	603,073
Seadrill Ltd.	18,524	669,916

		1,272,989

Brazil (2.3%)
Banco do Brasil S.A.	142,300	2,566,830
BM&F Bovespa S.A.	528,100	3,833,023
BRF - Brasil Foods S.A.	334,154	6,262,893
Cia de Bebidas das Americas (Preference) (ADR)	197,900	5,602,549
Hypermarcas S.A.*	138,100	1,818,608
Itau Unibanco Holding S.A. (Preference)	116,176	2,758,082
Itau Unibanco Holding S.A. (Preference) (ADR)	271,384	6,526,785
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
MRV Engenharia e Participacoes S.A.	206,700	1,653,448
PDG Realty S.A. Empreendimentos e Participacoes	620,000	3,448,136
Petroleo Brasileiro S.A. (Preference)	306,842	5,346,924
Petroleo Brasileiro S.A. (ADR)	122,200	4,940,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ultrapar Participacoes S.A. (Preference)	125,600	$2,080,960
Vale S.A. (New York Exchange) (ADR)	1,100	32,472
Vale S.A. (Preference), Class A	12,156	353,143
Vale S.A. (Tradegate Exchange) (ADR)	238,485	7,040,077
Vale S.A. (ADR)	52,900	1,764,215
Vivo Participacoes S.A. (Preference) (ADR)	110,100	4,445,838

		60,474,529

Chile (0.1%)
Empresa Nacional de Electricidad S.A.	975,732	1,807,877
Empresa Nacional de Electricidad S.A. (ADR)	6,100	339,282

		2,147,159

China (2.0%)
Bank of China Ltd., Class H	6,492,490	3,614,103
China Coal Energy Co., Ltd., Class H	1,244,000	1,695,226
China Construction Bank Corp., Class H	9,341,420	8,754,710
China Life Insurance Co., Ltd., Class H	860,000	3,228,365
China Oilfield Services Ltd., Class H	1,252,000	2,832,816
China Pacific Insurance Group Co., Ltd., Class H	814,000	3,421,949
China Telecom Corp., Ltd., Class H	5,282,000	3,225,473
China ZhengTong Auto Services Holdings Ltd.*	1,517,000	1,550,437
Dongfeng Motor Group Co., Ltd., Class H	1,295,000	2,204,241
Foxconn International Holdings Ltd.*	112,913	67,789
Hengan International Group Co., Ltd.	254,500	1,887,839
J.A. Solar Holdings Co., Ltd. (ADR)*	201,840	1,412,880
Ping An Insurance Group Co. of China Ltd., Class H	331,000	3,355,298
Tencent Holdings Ltd.	192,600	4,692,095
Want Want China Holdings Ltd.	2,463,000	1,934,670
West China Cement Ltd.	4,768,000	2,108,609
Xinjiang Goldwind Science & Technology Co., Ltd., Class H*	894,200	1,648,486
Yangzijiang Shipbuilding Holdings Ltd.	128,497	184,514
Yanzhou Coal Mining Co., Ltd., Class H	996,000	3,623,657

		51,443,157

Cyprus (0.1%)
Bank of Cyprus Public Co., Ltd.	58,644	212,762
Eurasia Drilling Co., Ltd. (GDR)(m)	66,783	2,270,622

		2,483,384

Czech Republic (0.6%)
CEZ A/S	111,900	5,718,757
Komercni Banka A/S	17,587	4,438,132
Telefonica O2 Czech Republic A/S	184,100	4,306,607

		14,463,496

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	37	340,027
A. P. Moller - Maersk A/S, Class B	90	846,594
Carlsberg A/S, Class B	7,243	779,890
Coloplast A/S, Class B	1,525	220,872
Danske Bank A/S*	40,610	$899,237
DSV A/S	12,724	314,158
Novo Nordisk A/S, Class B	28,150	3,536,674
Novozymes A/S, Class B	3,076	470,942
Pandora A/S*	3,930	200,564
Tryg A/S	1,679	98,738
Vestas Wind Systems A/S*	14,108	611,922
William Demant Holding A/S*	1,548	134,051

		8,453,669

Egypt (0.3%)
Commercial International Bank Egypt SAE(b)*	407,167	2,230,725
Egyptian Financial Group-Hermes Holding(b)	179,858	660,943
Egyptian Financial Group-Hermes Holding (Registered) (GDR)(m)	35,084	257,853
Juhayna Food Industries(b)*	1,393,099	1,306,724
Telecom Egypt(b)	820,816	2,377,261

		6,833,506

Finland (0.3%)
Elisa Oyj	8,937	196,696
Fortum Oyj*	30,437	1,033,522
Kesko Oyj, Class B*	4,663	218,077
Kone Oyj, Class B	10,522	605,418
Metso Oyj	8,968	482,197
Neste Oil Oyj	7,908	163,065
Nokia Oyj	249,713	2,135,746
Nokian Renkaat Oyj	6,715	285,780
Orion Oyj, Class B*	5,670	137,568
Outokumpu Oyj	7,608	131,757
Pohjola Bank plc, Class A	9,252	126,137
Rautaruukki Oyj	5,563	133,395
Sampo Oyj, Class A	28,639	913,618
Sanoma Oyj	4,459	100,919
Stora Enso Oyj, Class R	39,463	470,066
UPM-Kymmene Oyj*	34,413	727,650
Wartsila Oyj	10,516	410,585

		8,272,196

France (2.8%)
Accor S.A.	9,784	439,618
Aeroports de Paris S.A.	2,039	187,829
Air France-KLM*	9,939	165,505
Air Liquide S.A.	19,048	2,531,035
Alcatel-Lucent*	156,372	897,744
Alstom S.A.	13,916	822,890
Atos Origin S.A.*	3,238	189,866
AXA S.A.‡	112,622	2,353,418
bioMerieux S.A.	796	83,490
BNP Paribas S.A.	64,332	4,705,351
Bouygues S.A.	15,234	731,564
Bureau Veritas S.A.	3,345	262,720
Cap Gemini S.A.	9,728	565,041
Carrefour S.A.	40,312	1,784,746
Casino Guichard Perrachon S.A.	3,675	347,856
Christian Dior S.A.	4,252	598,556
Cie de Saint-Gobain S.A.	26,678	1,633,497
Cie Generale de Geophysique- Veritas*	9,525	343,478
Cie Generale des Etablissements Michelin, Class B	11,916	1,006,486
Cie Generale d'Optique Essilor International S.A.	13,579	1,008,394
CNP Assurances S.A.	11,071	235,034
Credit Agricole S.A.	64,364	1,056,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Danone S.A.	39,394	$2,573,446
Dassault Systemes S.A.	3,938	302,654
Edenred*	9,784	295,274
EDF S.A.	17,933	742,616
Eiffage S.A.	2,283	137,152
Eramet S.A.	350	129,362
Eurazeo S.A.	1,988	155,464
Eutelsat Communications S.A.	6,754	269,780
Fonciere des Regions (REIT)	1,700	181,151
France Telecom S.A.	123,315	2,762,988
GDF Suez S.A.	82,833	3,374,989
Gecina S.A. (REIT)	1,294	178,471
Groupe Eurotunnel S.A. (Registered)	35,848	381,384
ICADE (REIT)	1,842	227,321
Iliad S.A.	925	110,903
Imerys S.A.	2,314	169,643
J.C. Decaux S.A.*	4,360	146,319
Klepierre S.A. (REIT)	5,726	232,410
Lafarge S.A.	13,528	843,850
Lagardere S.C.A.	7,764	331,470
Legrand S.A.	10,531	438,110
L'Oreal S.A.	15,858	1,847,359
LVMH Moet Hennessy Louis Vuitton S.A.	16,510	2,613,554
Metropole Television S.A.	3,743	97,816
Natixis S.A.*	55,381	313,237
Neopost S.A.	2,128	186,407
PagesJaunes Groupe S.A.	6,752	67,624
Pernod-Ricard S.A.	13,352	1,246,990
Peugeot S.A.*	9,923	392,073
PPR S.A.	5,123	785,203
Publicis Groupe S.A.	8,695	487,665
Renault S.A.*	12,588	695,927
Safran S.A.	11,314	399,893
Sanofi-Aventis S.A.	70,719	4,958,531
Schneider Electric S.A.	16,245	2,776,503
SCOR SE	10,684	290,941
Societe BIC S.A.	1,794	159,463
Societe Generale S.A.	42,558	2,765,360
Societe Television Francaise 1 S.A.	8,553	157,032
Sodexo S.A.	6,287	459,129
Suez Environnement Co. S.A.	18,276	378,151
Technip S.A.	6,400	682,524
Thales S.A.	6,448	257,192
Total S.A.	142,285	8,661,717
Unibail-Rodamco S.A. (REIT)	6,135	1,328,958
Vallourec S.A.	7,472	838,250
Veolia Environnement S.A.	23,501	730,725
Vinci S.A.	29,488	1,842,747
Vivendi S.A.	83,465	2,383,475

		73,739,610

Germany (2.5%)
Adidas AG	14,106	888,701
Allianz SE (Registered)	30,314	4,254,428
Axel Springer AG	977	157,914
BASF SE	61,389	5,309,640
Bayer AG (Registered)	55,252	4,278,483
Bayerische Motoren Werke (BMW) AG	22,283	1,855,294
Bayerische Motoren Werke (BMW) AG (Preference)	3,564	202,061
Beiersdorf AG	7,124	434,790
Brenntag AG*	1,870	207,667
Celesio AG	4,649	114,180
Commerzbank AG*	56,682	441,733
Continental AG*	3,386	$305,529
Daimler AG (Registered)*	60,196	4,252,692
Deutsche Bank AG (Registered)	62,374	3,667,126
Deutsche Boerse AG	13,284	1,008,137
Deutsche Lufthansa AG (Registered)*	16,556	350,892
Deutsche Post AG (Registered)	58,430	1,053,305
Deutsche Telekom AG (Registered)	191,501	2,950,066
E.ON AG	121,065	3,697,405
Fraport AG	2,367	173,462
Fresenius Medical Care AG & Co. KGaA	12,874	864,632
Fresenius SE & Co. KGaA	7,268	672,295
GEA Group AG	10,474	344,969
Hannover Rueckversicherung AG (Registered)	4,121	224,997
HeidelbergCement AG	9,615	671,576
Henkel AG & Co. KGaA	8,669	452,913
Henkel AG & Co. KGaA (Preference)	11,920	738,394
Hochtief AG	2,932	315,382
Infineon Technologies AG	73,971	758,457
K+S AG	9,695	731,917
Kabel Deutschland Holding AG*	3,565	188,957
Lanxess AG	5,546	414,840
Linde AG	11,332	1,789,855
MAN SE	7,173	894,571
Merck KGaA	4,367	394,110
Metro AG	8,920	609,506
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	12,646	1,989,332
Porsche Automobil Holding SE (Preference)	6,214	406,947
ProSiebenSat.1 Media AG (Preference)	5,041	147,561
Puma AG Rudolf Dassler Sport	363	106,464
RWE AG	27,873	1,775,400
RWE AG (Preference)	2,963	179,934
Salzgitter AG	2,643	208,633
SAP AG	57,122	3,497,182
Siemens AG (Registered)	55,254	7,572,970
Suedzucker AG	3,957	110,363
ThyssenKrupp AG	22,796	931,396
TUI AG*	9,668	115,545
United Internet AG (Registered)	8,501	153,005
Volkswagen AG	1,923	295,147
Volkswagen AG (Preference)	11,449	1,857,011
Wacker Chemie AG	1,071	240,878

		65,258,644

Greece (0.1%)
Alpha Bank AE*	37,452	241,500
Coca Cola Hellenic Bottling Co. S.A.	11,823	317,518
EFG Eurobank Ergasias S.A.*	23,298	145,279
Hellenic Telecommunications Organization S.A.	17,719	197,877
National Bank of Greece S.A.*	65,854	585,168
OPAP S.A.	15,274	327,076
Public Power Corp. S.A.	6,674	115,960

		1,930,378

Hong Kong (1.5%)
AIA Group Ltd.*	527,800	1,625,086
ASM Pacific Technology Ltd.	14,000	175,753
Bank of East Asia Ltd.	97,800	415,539
Belle International Holdings Ltd.	1,739,000	3,188,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
BOC Hong Kong Holdings Ltd.	247,500	$806,593
Cathay Pacific Airways Ltd.	78,000	186,914
Cheung Kong Holdings Ltd.	93,000	1,516,015
Cheung Kong Infrastructure Holdings Ltd.	33,000	155,910
China Gas Holdings Ltd.	3,310,000	1,625,521
China Mobile Ltd.	399,500	3,679,886
China Resources Power Holdings Co., Ltd.	1,764,200	3,397,512
CLP Holdings Ltd.	129,000	1,043,138
CNOOC Ltd.	1,938,000	4,883,275
Esprit Holdings Ltd.	77,233	354,464
Hang Lung Group Ltd.	54,000	334,265
Hang Lung Properties Ltd.	166,000	726,652
Hang Seng Bank Ltd.	51,800	836,413
Henderson Land Development Co., Ltd.	70,000	485,052
Hong Kong & China Gas Co., Ltd.	290,800	697,601
Hong Kong Exchanges and Clearing Ltd.	68,600	1,490,432
Hopewell Holdings Ltd.	37,000	111,068
Hutchison Whampoa Ltd.	142,000	1,681,316
Hysan Development Co., Ltd.	43,000	176,897
Kerry Properties Ltd.	45,000	225,042
Li & Fung Ltd.	188,000	963,136
Lifestyle International Holdings Ltd.	30,500	73,010
Link REIT	141,500	442,952
MTR Corp.	96,000	355,439
New World Development Ltd.	185,000	326,783
Noble Group Ltd.	193,181	327,971
NWS Holdings Ltd.	75,000	114,739
Orient Overseas International Ltd.	163,500	1,716,229
PCCW Ltd.	268,000	111,630
Power Assets Holdings Ltd.	92,500	618,367
Shanghai Industrial Holdings Ltd.	73,000	279,666
Shangri-La Asia Ltd.	106,166	274,336
Sino Land Co., Ltd.	174,000	309,142
SJM Holdings Ltd.	104,000	182,101
Sun Hung Kai Properties Ltd.	95,000	1,504,651
Swire Pacific Ltd., Class A	51,500	754,768
Wharf Holdings Ltd.	100,100	690,407
Wheelock & Co., Ltd.	67,000	251,512
Wing Hang Bank Ltd.	14,000	164,864
Yue Yuen Industrial Holdings Ltd.	50,000	159,091

		39,439,154

Hungary (0.1%)
Richter Gedeon Nyrt.	17,138	3,562,570

		3,562,570

India (2.0%)
Asian Paints Ltd.	35,013	1,983,089
Coal India Ltd.	126,900	986,004
Dr. Reddy’s Laboratories Ltd.	95,616	3,514,282
Engineers India Ltd.	255,287	1,744,275
GAIL India Ltd.	172,948	1,799,481
Glenmark Pharmaceuticals Ltd.	388,848	2,473,734
HDFC Bank Ltd.	115,648	6,083,482
ICICI Bank Ltd.	93,559	2,341,755
IndusInd Bank Ltd.	542,047	3,204,027
Infosys Technologies Ltd.	117,503	8,540,475
Infrastructure Development Finance Co., Ltd.	344,471	1,194,197
ITC Ltd.	545,176	2,226,181
Jindal Steel & Power Ltd.	184,990	2,892,556
Larsen & Toubro Ltd.	73,103	$2,707,901
Reliance Industries Ltd.	177,179	4,168,146
Sun TV Network Ltd.	90,882	915,545
Tata Consultancy Services Ltd.	158,002	4,194,609

		50,969,739

Indonesia (0.9%)
PT Astra International Tbk	816,900	5,347,494
PT Bank Central Asia Tbk	4,324,500	3,451,654
PT Bank Mandiri Persero Tbk	2,715,000	2,120,241
PT Indofood Sukses Makmur Tbk	4,310,000	2,672,868
PT Indosat Tbk	4,496,500	2,736,888
PT Kalbe Farma Tbk	586,500	229,009
PT Lippo Karawaci Tbk	39,366,000	2,757,767
PT Telekomunikasi Indonesia Tbk	3,951,500	3,335,461

		22,651,382

Ireland (0.3%)
Bank of Ireland*	230,125	71,749
Covidien plc	34,261	1,779,516
CRH plc	48,154	1,104,186
Elan Corp. plc*	36,694	252,473
Experian plc	69,818	864,656
Ingersoll-Rand plc	22,865	1,104,608
James Hardie Industries SE (CDI)*	32,060	202,284
Kerry Group plc, Class A	9,137	340,169
Shire plc	38,171	1,108,946
WPP plc	85,255	1,051,047
XL Group plc	21,576	530,770

		8,410,404

Israel (0.2%)
Bank Hapoalim B.M.*	61,412	319,390
Bank Leumi Le-Israel B.M.	74,404	380,972
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	349,420
Cellcom Israel Ltd.	2,529	82,986
Delek Group Ltd.	318	86,073
Elbit Systems Ltd.	1,039	57,857
Israel Chemicals Ltd.	29,760	489,979
Israel Corp., Ltd.*	171	204,890
Israel Discount Bank Ltd., Class A*	49,932	105,294
Makhteshim-Agan Industries Ltd.*	14,770	78,131
Mizrahi Tefahot Bank Ltd.	9,369	105,798
NICE Systems Ltd.*	4,118	152,047
Partner Communications Co., Ltd.	4,716	89,652
Teva Pharmaceutical Industries Ltd.	62,500	3,135,551

		5,638,040

Italy (0.8%)
A2A S.p.A.	92,496	149,831
Assicurazioni Generali S.p.A.	77,580	1,679,981
Atlantia S.p.A.	20,142	461,577
Autogrill S.p.A.*	8,219	115,723
Banca Carige S.p.A.	46,932	111,142
Banca Monte dei Paschi di Siena S.p.A.*	169,125	211,042
Banco Popolare S.c.a.r.l.	103,151	307,574
Enel Green Power S.p.A.*	117,434	325,865
Enel S.p.A.	443,577	2,796,179
ENI S.p.A.	175,454	4,309,164
Exor S.p.A.	3,985	122,608
Fiat Industrial S.p.A.*	52,105	748,032
Fiat S.p.A.	52,105	471,858
Finmeccanica S.p.A.	29,588	372,357
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	66,865	176,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	522,076	$1,544,882
Luxottica Group S.p.A.	7,938	259,194
Mediaset S.p.A.	48,179	306,164
Mediobanca S.p.A.	31,935	326,765
Parmalat S.p.A.	106,608	357,165
Pirelli & C. S.p.A.	14,796	130,007
Prysmian S.p.A.	12,341	264,793
Saipem S.p.A.	17,946	953,994
Snam Rete Gas S.p.A.	95,360	535,982
Telecom Italia S.p.A.	637,294	979,943
Telecom Italia S.p.A. (RNC)	407,240	547,706
Terna Rete Elettrica Nazionale S.p.A.	88,019	421,373
UniCredit S.p.A.	911,733	2,253,436
Unione di Banche Italiane S.c.p.A.	43,642	372,952

		21,614,018

Japan (6.0%)
77 Bank Ltd.	22,000	110,555
ABC-Mart, Inc.	2,500	90,917
Advantest Corp.	9,500	171,087
Aeon Co., Ltd.	40,100	464,732
Aeon Credit Service Co., Ltd.	6,700	92,228
Aeon Mall Co., Ltd.	4,900	105,210
Air Water, Inc.	8,000	97,427
Aisin Seiki Co., Ltd.	12,900	447,887
Ajinomoto Co., Inc.	46,000	479,466
Alfresa Holdings Corp.	2,300	88,345
All Nippon Airways Co., Ltd.	58,000	172,926
Amada Co., Ltd.	25,000	208,584
Aozora Bank Ltd.	41,000	92,666
Asahi Breweries Ltd.	27,000	448,918
Asahi Glass Co., Ltd.	68,000	855,109
Asahi Kasei Corp.	87,000	586,764
Asics Corp.	9,000	120,317
Astellas Pharma, Inc.	29,800	1,103,438
Bank of Kyoto Ltd.	22,000	194,662
Bank of Yokohama Ltd.	85,000	403,643
Benesse Holdings, Inc.	5,000	204,677
Bridgestone Corp.	44,100	924,096
Brother Industries Ltd.	14,600	214,489
Canon Marketing Japan, Inc.	5,600	69,546
Canon, Inc.	75,700	3,294,470
Casio Computer Co., Ltd.	15,900	125,778
Central Japan Railway Co.	104	823,948
Chiba Bank Ltd.	54,000	302,525
Chiyoda Corp.	9,000	82,448
Chubu Electric Power Co., Inc.	43,600	969,704
Chugai Pharmaceutical Co., Ltd.	14,900	256,514
Chugoku Bank Ltd.	12,000	136,187
Chugoku Electric Power Co., Inc.	21,100	390,139
Chuo Mitsui Trust Holdings, Inc.	218,020	773,214
Citizen Holdings Co., Ltd.	13,300	76,589
Coca-Cola West Co., Ltd.	4,700	89,559
Cosmo Oil Co., Ltd.	36,000	112,094
Credit Saison Co., Ltd.	9,800	157,639
Dai Nippon Printing Co., Ltd.	39,000	474,958
Daicel Chemical Industries Ltd.	16,000	98,678
Daido Steel Co., Ltd.	23,000	130,789
Daihatsu Motor Co., Ltd.	12,000	174,850
Dai-ichi Life Insurance Co., Ltd.	525	792,107
Daiichi Sankyo Co., Ltd.	46,100	890,077
Daikin Industries Ltd.	16,300	488,138
Dainippon Sumitomo Pharma Co., Ltd.	11,000	102,489
Daito Trust Construction Co., Ltd.	5,400	$371,988
Daiwa House Industry Co., Ltd.	32,000	393,171
Daiwa Securities Group, Inc.	111,400	511,599
DeNA Co., Ltd.	5,600	202,308
Denki Kagaku Kogyo KK	32,000	157,730
Denso Corp.	31,900	1,058,476
Dentsu, Inc.	11,586	299,052
Dowa Holdings Co., Ltd.	14,000	87,184
East Japan Railway Co.	22,537	1,253,109
Eisai Co., Ltd.	17,400	624,208
Electric Power Development Co., Ltd.	7,700	237,165
Elpida Memory, Inc.*	12,000	154,508
FamilyMart Co., Ltd.	4,300	161,547
FANUC Corp.	12,800	1,937,389
Fast Retailing Co., Ltd.	3,600	450,541
Fuji Electric Holdings Co., Ltd.	34,000	107,502
Fuji Heavy Industries Ltd.	40,000	257,754
Fuji Media Holdings, Inc.	50	69,969
Fujifilm Holdings Corp.	30,600	947,651
Fujitsu Ltd.	121,000	683,698
Fukuoka Financial Group, Inc.	50,000	207,983
Furukawa Electric Co., Ltd.	48,000	193,893
Gree, Inc.	5,900	98,948
GS Yuasa Corp.	21,000	139,613
Gunma Bank Ltd.	27,000	143,147
Hachijuni Bank Ltd.	30,000	172,758
Hakuhodo DY Holdings, Inc.	1,230	64,916
Hamamatsu Photonics KK	4,400	174,297
Hankyu Hanshin Holdings, Inc.	75,000	346,237
Hino Motors Ltd.	21,000	102,753
Hirose Electric Co., Ltd.	2,400	258,524
Hiroshima Bank Ltd.	32,000	138,880
Hisamitsu Pharmaceutical Co., Inc.	4,500	181,504
Hitachi Chemical Co., Ltd.	6,500	132,141
Hitachi Construction Machinery Co., Ltd.	5,800	145,244
Hitachi High-Technologies Corp.	4,500	89,751
Hitachi Ltd.	305,200	1,588,742
Hitachi Metals Ltd.	11,000	138,591
Hokkaido Electric Power Co., Inc.	12,100	234,639
Hokuhoku Financial Group, Inc.	89,000	173,335
Hokuriku Electric Power Co.	11,300	255,941
Honda Motor Co., Ltd.	109,600	4,117,576
Hoya Corp.	29,600	675,412
Ibiden Co., Ltd.	7,700	243,182
Idemitsu Kosan Co., Ltd.	1,500	175,643
IHI Corp.	93,000	226,966
INPEX Corp.	145	1,099,964
Isetan Mitsukoshi Holdings Ltd.	23,500	211,607
Isuzu Motors Ltd.	75,000	296,646
Ito En Ltd.	2,600	45,292
ITOCHU Corp.	99,000	1,036,655
ITOCHU Techno-Solutions Corp.	2,500	80,939
Iyo Bank Ltd.	14,000	116,639
J. Front Retailing Co., Ltd.	35,000	145,588
Japan Petroleum Exploration Co.	1,700	85,020
Japan Prime Realty Investment Corp. (REIT)	41	110,707
Japan Real Estate Investment Corp. (REIT)	32	302,765
Japan Retail Fund Investment Corp. (REIT)	117	183,138
Japan Steel Works Ltd.	20,000	156,528
Japan Tobacco, Inc.	295	1,065,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
JFE Holdings, Inc.	31,100	$910,043
JGC Corp.	14,000	327,699
Joyo Bank Ltd.	43,000	169,043
JS Group Corp.	17,600	457,033
JSR Corp.	12,200	244,792
JTEKT Corp.	16,400	213,330
Jupiter Telecommunications Co., Ltd.	182	178,762
JX Holdings, Inc.	154,433	1,039,703
Kajima Corp.	60,000	168,069
Kamigumi Co., Ltd.	17,000	145,311
Kaneka Corp.	19,000	132,255
Kansai Electric Power Co., Inc.	50,300	1,095,135
Kansai Paint Co., Ltd.	12,000	104,015
Kao Corp.	36,900	920,504
Kawasaki Heavy Industries Ltd.	99,000	435,610
Kawasaki Kisen Kaisha Ltd.	50,000	184,540
KDDI Corp.	199	1,232,087
Keikyu Corp.	29,000	208,836
Keio Corp.	39,000	233,025
Keisei Electric Railway Co., Ltd.	17,000	97,487
Keyence Corp.	2,800	716,663
Kikkoman Corp.	11,000	103,679
Kinden Corp.	6,000	54,604
Kintetsu Corp.	103,000	330,620
Kirin Holdings Co., Ltd.	57,000	748,990
Kobe Steel Ltd.	171,000	444,049
Koito Manufacturing Co., Ltd.	6,000	96,153
Komatsu Ltd.	62,900	2,136,241
Konami Corp.	6,800	125,896
Konica Minolta Holdings, Inc.	30,000	251,383
Kubota Corp.	79,000	744,602
Kuraray Co., Ltd.	23,400	301,572
Kurita Water Industries Ltd.	7,400	218,762
Kyocera Corp.	10,700	1,084,407
Kyowa Hakko Kirin Co., Ltd.	17,000	159,413
Kyushu Electric Power Co., Inc.	25,900	505,981
Lawson, Inc.	3,500	168,730
Mabuchi Motor Co., Ltd.	1,700	80,933
Makita Corp.	7,800	362,900
Marubeni Corp.	111,000	799,339
Marui Group Co., Ltd.	14,100	91,028
Maruichi Steel Tube Ltd.	3,000	74,116
Matsui Securities Co., Ltd.	11,400	61,948
Mazda Motor Corp.	102,300	225,065
McDonald's Holdings Co. Japan Ltd.	4,610	111,287
Medipal Holdings Corp.	9,700	85,828
MEIJI Holdings Co., Ltd.	4,722	189,890
Minebea Co., Ltd.	24,000	132,436
Miraca Holdings, Inc.	3,700	141,675
Mitsubishi Chemical Holdings Corp.	85,500	537,587
Mitsubishi Corp.	91,800	2,548,283
Mitsubishi Electric Corp.	128,000	1,511,132
Mitsubishi Estate Co., Ltd.	78,000	1,319,380
Mitsubishi Gas Chemical Co., Inc.	26,000	186,607
Mitsubishi Heavy Industries Ltd.	210,000	964,415
Mitsubishi Logistics Corp.	6,000	67,083
Mitsubishi Materials Corp.	74,000	250,878
Mitsubishi Motors Corp.*	267,000	327,410
Mitsubishi Tanabe Pharma Corp.	15,000	243,448
Mitsubishi UFJ Financial Group, Inc.	853,900	3,942,025
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,110	164,785
Mitsui & Co., Ltd.	116,300	2,084,675
Mitsui Chemicals, Inc.	61,000	215,605
Mitsui Engineering & Shipbuilding Co., Ltd.	50,000	$119,620
Mitsui Fudosan Co., Ltd.	55,000	907,850
Mitsui Mining & Smelting Co., Ltd.	32,000	111,181
Mitsui O.S.K. Lines Ltd.	74,000	426,136
Mitsumi Electric Co., Ltd.	5,300	70,535
Mizuho Financial Group, Inc.	1,373,564	2,278,815
Mizuho Securities Co., Ltd.	33,000	87,677
Mizuho Trust & Banking Co., Ltd.	86,000	77,543
MS&AD Insurance Group Holdings, Inc.	35,707	813,045
Murata Manufacturing Co., Ltd.	13,900	1,000,974
Nabtesco Corp.	6,300	158,447
Namco Bandai Holdings, Inc.	12,600	137,391
NEC Corp.*	181,000	393,857
NGK Insulators Ltd.	18,000	321,784
NGK Spark Plug Co., Ltd.	12,000	163,886
NHK Spring Co., Ltd.	9,000	89,156
Nidec Corp.	7,100	614,571
Nikon Corp.	22,400	461,842
Nintendo Co., Ltd.	6,600	1,782,905
Nippon Building Fund, Inc. (REIT)	34	331,089
Nippon Electric Glass Co., Ltd.	23,000	325,727
Nippon Express Co., Ltd.	55,000	210,928
Nippon Meat Packers, Inc.	12,000	151,334
Nippon Paper Group, Inc.	6,592	140,431
Nippon Sheet Glass Co., Ltd.	66,000	190,430
Nippon Steel Corp.	341,000	1,090,478
Nippon Telegraph & Telephone Corp.	32,059	1,439,533
Nippon Yusen KK	105,000	410,255
Nishi-Nippon City Bank Ltd.	42,000	120,678
Nissan Chemical Industries Ltd.	9,000	93,051
Nissan Motor Co., Ltd.	167,300	1,484,340
Nisshin Seifun Group, Inc.	12,500	144,115
Nisshin Steel Co., Ltd.	41,000	88,230
Nisshinbo Holdings, Inc.	7,000	67,913
Nissin Foods Holdings Co., Ltd.	4,400	155,095
Nitori Holdings Co., Ltd.	2,500	219,704
Nitto Denko Corp.	11,300	599,098
NKSJ Holdings, Inc.	95,125	620,977
NOK Corp.	7,800	138,221
Nomura Holdings, Inc.	237,900	1,244,127
Nomura Real Estate Holdings, Inc.	6,700	101,571
Nomura Real Estate Office Fund, Inc. (REIT)	17	115,064
Nomura Research Institute Ltd.	6,100	134,643
NSK Ltd.	30,000	258,596
NTN Corp.	31,000	148,702
NTT Data Corp.	85	262,725
NTT DoCoMo, Inc.	1,019	1,791,029
NTT Urban Development Corp.	67	56,142
Obayashi Corp.	42,000	186,824
Obic Co., Ltd.	340	64,501
Odakyu Electric Railway Co., Ltd.	42,000	353,955
OJI Paper Co., Ltd.	56,000	265,929
Olympus Corp.	14,300	397,814
Omron Corp.	13,500	379,454
Ono Pharmaceutical Co., Ltd.	5,600	275,355
Oracle Corp. Japan	2,200	91,645
Oriental Land Co., Ltd.	3,400	270,185
ORIX Corp.	6,870	643,391
Osaka Gas Co., Ltd.	134,000	534,840
Otsuka Corp.	700	45,023
Otsuka Holdings Co., Ltd.	16,800	415,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Panasonic Corp.	148,100	$1,883,744
Rakuten, Inc.	469	421,750
Resona Holdings, Inc.	123,405	587,502
Ricoh Co., Ltd.	44,000	516,278
Rinnai Corp.	2,400	159,269
Rohm Co., Ltd.	6,500	407,129
Sankyo Co., Ltd.	4,100	210,225
Santen Pharmaceutical Co., Ltd.	4,800	191,296
Sapporo Hokuyo Holdings, Inc.	21,487	103,328
Sapporo Holdings Ltd.	15,000	55,903
SBI Holdings, Inc.	1,475	185,661
Secom Co., Ltd.	13,500	627,284
Sega Sammy Holdings, Inc.	13,400	232,945
Seiko Epson Corp.	8,600	137,716
Sekisui Chemical Co., Ltd.	29,000	226,966
Sekisui House Ltd.	41,000	384,467
Senshu Ikeda Holdings, Inc.	35,511	48,242
Seven & I Holdings Co., Ltd.	50,900	1,298,507
Seven Bank Ltd.	45	90,617
Sharp Corp.	65,000	644,686
Shikoku Electric Power Co., Inc.	11,900	323,752
Shimadzu Corp.	17,000	151,034
Shimamura Co., Ltd.	1,700	149,808
Shimano, Inc.	5,000	249,760
Shimizu Corp.	39,000	173,479
Shin-Etsu Chemical Co., Ltd.	27,600	1,372,037
Shinko Electric Industries Co., Ltd.	4,000	40,971
Shinsei Bank Ltd.	72,000	84,828
Shionogi & Co., Ltd.	20,600	351,423
Shiseido Co., Ltd.	22,000	380,861
Shizuoka Bank Ltd.	40,000	330,849
Showa Denko KK	90,000	180,692
Showa Shell Sekiyu KK	11,600	121,048
SMC Corp.	3,700	608,956
Softbank Corp.	55,100	2,199,231
Sojitz Corp.	77,000	153,667
Sony Corp.	67,300	2,155,412
Sony Financial Holdings, Inc.	11,400	226,136
Square Enix Holdings Co., Ltd.	3,500	60,760
Stanley Electric Co., Ltd.	8,700	143,815
Sumco Corp.*	6,200	124,999
Sumitomo Chemical Co., Ltd.	110,000	548,810
Sumitomo Corp.	75,800	1,083,508
Sumitomo Electric Industries Ltd.	50,900	704,327
Sumitomo Heavy Industries Ltd.	34,000	221,952
Sumitomo Metal Industries Ltd.	224,000	500,890
Sumitomo Metal Mining Co., Ltd.	34,000	584,924
Sumitomo Mitsui Financial Group, Inc.	89,607	2,785,810
Sumitomo Realty & Development Co., Ltd.	24,000	480,115
Sumitomo Rubber Industries Ltd.	10,600	108,319
Suruga Bank Ltd.	13,000	115,340
Suzuken Co., Ltd.	4,800	126,607
Suzuki Motor Corp.	21,900	489,446
Sysmex Corp.	4,200	148,550
T&D Holdings, Inc.	17,550	432,526
Taisei Corp.	67,000	165,124
Taisho Pharmaceutical Co., Ltd.	10,000	216,398
Taiyo Nippon Sanso Corp.	18,000	149,964
Takashimaya Co., Ltd.	16,000	102,140
Takeda Pharmaceutical Co., Ltd.	50,300	2,346,285
TDK Corp.	8,600	508,163
Teijin Ltd.	57,000	254,917
Terumo Corp.	11,700	616,789
THK Co., Ltd.	8,300	$208,747
Tobu Railway Co., Ltd.	54,000	220,726
Toho Co., Ltd.	7,000	100,397
Toho Gas Co., Ltd.	32,000	165,040
Tohoku Electric Power Co., Inc.	28,700	484,774
Tokio Marine Holdings, Inc.	47,900	1,280,712
Tokuyama Corp.	19,000	101,419
Tokyo Electric Power Co., Inc.	96,100	538,382
Tokyo Electron Ltd.	11,100	611,848
Tokyo Gas Co., Ltd.	175,000	799,471
Tokyo Steel Manufacturing Co., Ltd.	5,300	61,869
Tokyo Tatemono Co., Ltd.	20,000	74,778
Tokyu Corp.	77,000	319,368
Tokyu Land Corp.	31,000	134,912
TonenGeneral Sekiyu KK	19,000	234,588
Toppan Printing Co., Ltd.	37,000	291,801
Toray Industries, Inc.	97,000	705,518
Toshiba Corp.	267,000	1,306,432
Tosoh Corp.	30,000	107,838
TOTO Ltd.	15,000	120,642
Toyo Seikan Kaisha Ltd.	10,100	165,622
Toyo Suisan Kaisha Ltd.	6,000	130,272
Toyoda Gosei Co., Ltd.	3,500	72,920
Toyota Boshoku Corp.	3,400	48,928
Toyota Industries Corp.	11,600	350,873
Toyota Motor Corp.	185,300	7,462,792
Toyota Tsusho Corp.	14,400	237,519
Trend Micro, Inc.	6,700	178,414
Tsumura & Co.	4,300	134,924
Ube Industries Ltd.	74,000	235,754
Unicharm Corp.	8,400	305,482
UNY Co., Ltd.	10,000	92,811
Ushio, Inc.	6,900	134,964
USS Co., Ltd.	1,250	97,229
West Japan Railway Co.	119	459,233
Yahoo! Japan Corp.	978	349,907
Yakult Honsha Co., Ltd.	6,300	161,022
Yamada Denki Co., Ltd.	5,450	367,570
Yamaguchi Financial Group, Inc.	17,000	157,370
Yamaha Corp.	10,100	114,502
Yamaha Motor Co., Ltd.*	18,300	319,447
Yamato Holdings Co., Ltd.	27,700	429,586
Yamato Kogyo Co., Ltd.	2,200	73,263
Yamazaki Baking Co., Ltd.	7,000	81,546
Yaskawa Electric Corp.	16,000	189,661
Yokogawa Electric Corp.*	15,500	118,141

		154,326,109

Lebanon (0.1%)
Banque Audi sal-Audi Saradar Group (Registered) (GDR)	213,297	1,579,464
BLOM Bank SAL (Registered) (GDR)	183,583	1,780,755

		3,360,219

Luxembourg (0.2%)
ArcelorMittal S.A.	56,797	2,054,577
Millicom International Cellular S.A. (SDR)	4,805	459,801
SES S.A.	20,273	522,184
Tenaris S.A.	32,622	801,199

		3,837,761

Macau (0.0%)
Sands China Ltd.*	171,987	383,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wynn Macau Ltd.	109,200	$304,638

		688,475

Malaysia (0.3%)
Axiata Group Bhd*	4,072,200	6,440,227
Sime Darby Bhd	809,700	2,467,530

		8,907,757

Mauritius (0.0%)
Essar Energy plc*	21,520	163,325

		163,325

Mexico (1.3%)
America Movil S.A.B. de C.V. (Frankfurt Exchange) (ADR)	178,049	10,344,647
America Movil S.A.B. de C.V. (New York Exchange) (ADR)	52,600	3,056,060
Desarrolladora Homex S.A.B. de C.V. (ADR)*	54,320	1,480,220
Empresas ICA S.A.B. de C.V.*	560,800	1,275,826
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	89,900	5,277,130
Fresnillo plc	12,043	298,098
Grupo Financiero Banorte S.A.B. de C.V., Class O	709,624	3,340,965
Grupo Mexico S.A.B. de C.V.	867,000	3,250,945
Wal-Mart de Mexico S.A.B. de C.V.	1,492,500	4,479,589

		32,803,480

Netherlands (1.4%)
Aegon N.V.*	107,985	808,644
Akzo Nobel N.V.	16,000	1,099,294
ASML Holding N.V.*	28,406	1,251,992
Corio N.V. (REIT)	3,846	269,039
Delta Lloyd N.V.	5,307	141,246
European Aeronautic Defence and Space Co. N.V.*	27,576	802,718
Fugro N.V. (CVA)	4,525	398,750
Heineken Holding N.V.	7,786	374,284
Heineken N.V.	17,713	967,841
ING Groep N.V. (CVA)*	256,670	3,248,676
Koninklijke (Royal) KPN N.V.	105,845	1,803,042
Koninklijke Ahold N.V.	80,250	1,076,799
Koninklijke Boskalis Westminster N.V.	4,743	250,823
Koninklijke DSM N.V.	10,424	640,479
Koninklijke Philips Electronics N.V.*	66,270	2,118,317
Koninklijke Vopak N.V.	4,736	227,868
QIAGEN N.V.*	15,538	310,378
Randstad Holding N.V.*	7,356	409,700
Reed Elsevier N.V.	44,776	576,185
Royal Dutch Shell plc, Class A	238,238	8,652,587
Royal Dutch Shell plc, Class B	181,164	6,568,086
SBM Offshore N.V.	12,000	348,291
TNT N.V.	24,589	630,740
Unilever N.V. (CVA)	108,993	3,417,535
Wolters Kluwer N.V.	19,781	462,555

		36,855,869

New Zealand (0.0%)
Auckland International Airport Ltd.	44,662	75,481
Contact Energy Ltd.*	16,158	71,752
Fletcher Building Ltd.	41,624	296,630
Sky City Entertainment Group Ltd.	40,683	104,919
Telecom Corp. of New Zealand Ltd.	131,105	201,067

		749,849

Norway (0.2%)
Aker Solutions ASA	11,032	253,545
DnB NOR ASA	64,877	$995,401
Norsk Hydro ASA	62,749	514,677
Orkla ASA	51,508	499,223
Renewable Energy Corp. ASA*	37,110	130,248
Statoil ASA	75,125	2,082,485
Telenor ASA	55,906	919,931
Yara International ASA	12,650	640,935

		6,036,445

Peru (0.3%)
Cia de Minas Buenaventura
S.A. (ADR)	88,640	3,808,861
Credicorp Ltd.	36,570	3,837,290

		7,646,151

Philippines (0.5%)
Ayala Corp.	312,690	2,772,422
Metro Pacific Investments Corp.	30,247,000	2,272,010
Metropolitan Bank & Trust*	1,948,881	2,882,907
Philippine Long Distance Telephone Co.	47,980	2,569,252
SM Investments Corp.	255,400	3,054,207

		13,550,798

Poland (0.2%)
Telekomunikacja Polska S.A.	731,960	4,536,729

		4,536,729

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	205,666	167,886
Banco Espirito Santo S.A. (Registered)	39,004	159,749
Brisa Auto-Estradas de Portugal S.A.	13,980	94,565
Cimpor Cimentos de Portugal SGPS S.A.	15,910	115,309
EDP - Energias de Portugal S.A.	130,061	506,518
Galp Energia SGPS S.A., Class B	15,375	329,130
Jeronimo Martins SGPS S.A.	256,645	4,128,191
Portugal Telecom SGPS S.A. (Registered)	38,924	449,248

		5,950,596

Russia (1.3%)
IDGC Holding JSC*	13,589,211	2,303,371
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	41,154	2,948,684
LUKOIL OAO (OTC Exchange) (ADR)	152,168	10,863,274
Mail.ru Group Ltd. (GDR)*§	30,121	903,329
Protek*	1,111,456	1,589,382
Rosneft Oil Co. (Registered) (Euro Comp Exchange) (GDR)*	599,489	5,485,324
Rosneft Oil Co. (Registered) (London Exchange) (GDR)	257,700	2,354,090
Sberbank of Russian Federation	2,064,875	7,759,800

		34,207,254

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)(b)†	114,000	175,273
CapitaLand Ltd.	169,000	442,443
CapitaMall Trust (REIT)	137,000	204,332
CapitaMalls Asia Ltd.	85,564	120,828
City Developments Ltd.	37,000	338,151
ComfortDelGro Corp., Ltd.	131,000	162,126
Cosco Corp., (Singapore) Ltd.	77,000	125,228
DBS Group Holdings Ltd.	115,000	1,335,660
Fraser and Neave Ltd.	66,000	314,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Genting Singapore plc*	406,457	$661,037
Global Logistic Properties Ltd.*	107,000	158,739
Golden Agri-Resources Ltd.	410,225	224,558
Hutchison Port Holdings Trust*	350,000	346,500
Jardine Cycle & Carriage Ltd.	7,000	203,253
Keppel Corp., Ltd.	86,000	839,191
Keppel Land Ltd.	48,000	170,980
Neptune Orient Lines Ltd.*	72,750	111,967
Olam International Ltd.	78,000	173,264
Oversea-Chinese Banking Corp., Ltd.	166,000	1,261,626
SembCorp Industries Ltd.	67,000	276,930
SembCorp Marine Ltd.	57,000	264,086
Singapore Airlines Ltd.	36,000	390,702
Singapore Exchange Ltd.	55,000	342,523
Singapore Press Holdings Ltd.	99,000	309,449
Singapore Technologies Engineering Ltd.	105,000	271,559
Singapore Telecommunications Ltd.	536,000	1,284,189
StarHub Ltd.	36,288	77,729
United Overseas Bank Ltd.	81,000	1,208,092
UOL Group Ltd.	31,000	116,819
Wilmar International Ltd.	130,000	563,110

		12,475,029

South Africa (1.2%)
AVI Ltd.	886,282	3,928,987
Clicks Group Ltd.	570,100	3,586,616
Impala Platinum Holdings Ltd.	3,267	94,528
Imperial Holdings Ltd.	116,500	1,966,637
MTN Group Ltd.	381,798	7,707,635
Naspers Ltd., Class N	152,844	8,223,979
Pick n Pay Stores Ltd.	696,057	4,735,040

		30,243,422

South Korea (3.1%)
Amorepacific Corp.	1,257	1,197,470
Cheil Industries, Inc.	21,121	2,243,125
Cheil Worldwide, Inc.	134,188	1,773,760
GS Engineering & Construction Corp.	15,248	1,598,541
Hana Financial Group, Inc.	28,360	1,226,749
Hynix Semiconductor, Inc.	132,010	3,766,729
Hyundai Engineering & Construction Co., Ltd.	26,063	1,881,754
Hyundai Heavy Industries Co., Ltd.	4,784	2,259,093
Hyundai Mobis	9,980	2,979,580
Hyundai Motor Co.	32,010	5,923,725
Hyundai Steel Co.	19,026	2,428,224
KB Financial Group, Inc.	82,694	4,334,660
Korean Air Lines Co., Ltd.	29,921	1,794,796
LG Chem Ltd.	13,196	5,533,671
LG Display Co., Ltd.	47,520	1,490,212
NCSoft Corp.	3,551	810,908
NHN Corp.*	12,936	2,258,302
OCI Co., Ltd.	8,324	3,748,627
Samsung C&T Corp.	5,612	367,329
Samsung Electronics Co., Ltd.	14,728	12,513,329
Samsung Electronics Co., Ltd. (Preference)	3,169	1,805,574
Samsung Fire & Marine Insurance Co., Ltd.	15,289	3,379,901
Shinhan Financial Group Co., Ltd.	118,836	5,400,405
Shinsegae Co., Ltd.	3,796	903,191
SK Innovation Co., Ltd.	18,349	3,529,458
S-Oil Corp.	11,307	1,566,766
SSCP Co., Ltd.	71,190	232,011
Woongjin Coway Co., Ltd.	81,058	$2,796,887

		79,744,777

Spain (1.1%)
Abertis Infraestructuras S.A.	19,098	414,917
Acciona S.A.	1,956	212,560
Acerinox S.A.	6,517	128,610
ACS Actividades de Construccion y Servicios S.A.	9,449	442,978
Amadeus IT Holding S.A., Class A*	13,380	255,989
Banco Bilbao Vizcaya Argentaria S.A.	284,523	3,452,018
Banco de Sabadell S.A.	70,039	306,413
Banco de Valencia S.A.*	11,498	51,492
Banco Popular Espanol S.A.	56,265	330,756
Banco Santander S.A.	558,928	6,488,988
Bankinter S.A.	19,397	133,049
Criteria Caixacorp S.A.	57,135	402,996
EDP Renovaveis S.A.*	19,372	139,137
Enagas S.A.	12,072	272,366
Ferrovial S.A.	29,533	370,409
Fomento de Construcciones y Contratas S.A.	4,201	139,078
Gas Natural SDG S.A.	21,470	403,314
Gestevision Telecinco S.A.*	10,047	115,020
Grifols S.A.	8,118	141,509
Iberdrola Renovables S.A.	50,724	218,893
Iberdrola S.A.	253,809	2,207,108
Inditex S.A.	14,410	1,156,285
Indra Sistemas S.A.	6,558	131,510
Mapfre S.A.	47,118	177,556
Red Electrica Corporacion S.A.	6,880	390,989
Repsol YPF S.A.	49,868	1,708,518
Telefonica S.A.	275,418	6,895,045
Zardoya Otis S.A.	10,459	173,423

		27,260,926

Sweden (0.9%)
Alfa Laval AB	22,876	496,887
Assa Abloy AB, Class B	21,485	617,806
Atlas Copco AB, Class A	45,380	1,206,414
Atlas Copco AB, Class B	26,389	637,995
Boliden AB	18,620	401,198
Electrolux AB, Class B*	16,788	432,739
Getinge AB, Class B	13,365	329,895
Hennes & Mauritz AB, Class B	69,318	2,301,851
Hexagon AB, Class B	16,887	403,186
Holmen AB, Class B	2,875	99,388
Husqvarna AB, Class B	27,976	239,785
Industrivarden AB, Class C	7,710	137,053
Investor AB, Class B	31,689	769,143
Kinnevik Investment AB, Class B	14,759	343,961
Modern Times Group AB, Class B	3,492	265,555
Nordea Bank AB	176,330	1,930,386
Ratos AB, Class B	6,941	274,037
Sandvik AB	68,990	1,301,781
Scania AB, Class B	21,665	502,161
Securitas AB, Class B	21,200	252,409
Skandinaviska Enskilda Banken AB, Class A	96,669	862,255
Skanska AB, Class B	27,529	579,636
SKF AB, Class B	26,519	772,223
SSAB AB, Class A*	13,644	216,055
Svenska Cellulosa AB, Class B	37,846	609,191
Svenska Handelsbanken AB, Class A	33,558	1,100,541
Swedbank AB, Class A	48,552	830,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	15,411	$512,487
Tele2 AB, Class B	21,456	495,617
Telefonaktiebolaget LM Ericsson, Class B	202,094	2,606,260
TeliaSonera AB	151,838	1,312,246
Volvo AB, Class B*	92,361	1,624,245

		24,465,137

Switzerland (2.6%)
ABB Ltd. (Registered)*	147,000	3,530,561
ACE Ltd.	23,260	1,504,922
Actelion Ltd. (Registered)*	6,455	371,417
Adecco S.A. (Registered)	8,143	535,479
Aryzta AG	5,931	303,492
Baloise Holding AG (Registered)	3,547	351,417
Cie Financiere Richemont S.A., Class A	35,123	2,028,607
Credit Suisse Group AG (Registered)	75,741	3,218,477
GAM Holding Ltd.*	12,481	237,119
Geberit AG (Registered)	2,601	566,358
Givaudan S.A. (Registered)*	533	535,901
Holcim Ltd. (Registered)	16,227	1,222,546
Julius Baer Group Ltd.	13,803	599,007
Kuehne + Nagel International AG (Registered)	3,604	504,207
Lindt & Spruengli AG	57	164,639
Lindt & Spruengli AG (Registered)	7	227,605
Logitech International S.A. (Registered)*	13,046	234,927
Lonza Group AG (Registered)	3,207	269,025
Nestle S.A. (Registered)	232,772	13,342,891
Noble Corp.	17,502	798,441
Novartis AG (Registered)	141,777	7,690,071
Pargesa Holding S.A.	1,892	181,269
Roche Holding AG	47,209	6,743,409
Schindler Holding AG	3,285	394,844
Schindler Holding AG (Registered)	1,478	178,454
SGS S.A. (Registered)	366	651,508
Sika AG	136	327,525
Sonova Holding AG (Registered)	3,057	272,417
STMicroelectronics N.V.	43,194	535,015
Straumann Holding AG (Registered)	491	126,265
Swatch Group AG	2,081	920,081
Swatch Group AG (Registered)	2,966	235,730
Swiss Life Holding AG (Registered)*	2,140	353,677
Swiss Reinsurance Co., Ltd. (Registered)	23,423	1,340,096
Swisscom AG (Registered)	1,605	715,566
Syngenta AG (Registered)	6,344	2,061,714
Transocean Ltd.*	21,445	1,685,715
Tyco International Ltd.	32,867	1,471,456
UBS AG (Registered)*	244,634	4,389,296
Wolseley plc*	19,314	650,344
Xstrata plc	137,865	3,222,345
Zurich Financial Services AG	9,796	2,742,027

		67,435,862

Taiwan (1.4%)
Acer, Inc.	403,836	823,973
Asustek Computer, Inc.	317,100	2,744,357
AU Optronics Corp.*	1,399,160	1,222,805
Chimei Innolux Corp.*	2,023,000	2,074,149
China Steel Corp.	1,731,830	2,070,081
Formosa Plastics Corp.	962,000	3,385,884
Fubon Financial Holding Co., Ltd.	1,931,085	2,564,361
Hon Hai Precision Industry Co., Ltd.	1,497,576	5,245,450
HTC Corp.	130,631	$5,108,586
Kinsus Interconnect Technology Corp.	64,000	197,834
Nan Ya Plastics Corp.	405,000	1,194,073
Taiwan Semiconductor Manufacturing Co., Ltd.	3,004,133	7,212,412
Uni-President Enterprises Corp.	2,430,600	3,331,004

		37,174,969

Thailand (0.6%)
Kasikornbank PCL	1,155,400	4,865,037
PTT PCL	31,200	365,178
PTT PCL (NVDR)	291,200	3,408,325
Siam Cement PCL	357,700	4,151,189
Total Access Communication PCL	102,500	164,366
Total Access Communication PCL (NVDR)	1,848,800	2,934,118

		15,888,213

Turkey (0.6%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	352,059	4,982,021
Coca-Cola Icecek A/S	154,272	1,933,333
TAV Havalimanlari Holding A/S*	682,134	3,251,518
Turk Telekomunikasyon A/S	896,774	4,506,956

		14,673,828

United Kingdom (5.9%)
3i Group plc	66,027	316,596
Admiral Group plc	12,638	315,056
Aggreko plc	18,222	460,692
AMEC plc	22,573	432,004
Anglo American plc	88,397	4,547,733
Antofagasta plc	153,776	3,357,416
ARM Holdings plc	90,118	831,262
Associated British Foods plc	24,063	382,931
AstraZeneca plc	94,899	4,358,545
Autonomy Corp. plc*	14,579	371,629
Aviva plc	188,189	1,306,592
Babcock International Group plc	24,366	242,736
BAE Systems plc	229,504	1,196,185
Balfour Beatty plc	49,527	273,153
Barclays plc	773,487	3,443,918
BG Group plc	226,593	5,637,893
BHP Billiton plc	148,320	5,853,200
BP plc	1,262,503	9,194,895
British American Tobacco plc	134,196	5,386,236
British Land Co. plc (REIT)	58,751	520,722
British Sky Broadcasting Group plc	76,750	1,015,759
BT Group plc, Class A	527,386	1,570,237
Bunzl plc	22,311	266,466
Burberry Group plc	29,503	555,639
Cable & Wireless Worldwide plc	188,950	158,983
Cairn Energy plc*	91,879	681,100
Capita Group plc	42,386	505,207
Capital Shopping Centres Group plc (REIT)	33,306	204,635
Carnival plc	12,403	487,872
Centrica plc	349,094	1,821,734
Cobham plc	77,862	287,534
Compass Group plc	126,139	1,134,184
Diageo plc	167,457	3,183,319
Eurasian Natural Resources Corp.	16,968	254,916
Firstgroup plc	34,783	182,072
G4S plc	98,683	404,317
GlaxoSmithKline plc	348,927	6,658,211
Hammerson plc (REIT)	47,795	342,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Home Retail Group plc	59,693	$184,912
HSBC Holdings plc	1,184,088	12,175,885
ICAP plc	35,028	296,693
Imperial Tobacco Group plc	69,140	2,137,320
Inmarsat plc	29,611	286,912
Intercontinental Hotels Group plc	20,251	415,179
International Consolidated Airlines Group S.A.*	63,077	232,153
International Power plc	103,564	511,703
Intertek Group plc	10,772	351,484
Invensys plc	54,867	303,837
Investec plc	34,104	261,348
ITV plc*	253,129	314,095
J Sainsbury plc	79,000	424,932
Johnson Matthey plc	14,603	435,726
Kazakhmys plc	14,558	325,554
Kingfisher plc	160,673	633,811
Land Securities Group plc (REIT)	51,426	605,120
Legal & General Group plc	398,734	736,876
Lloyds Banking Group plc*	2,735,599	2,549,249
London Stock Exchange Group plc	9,901	132,228
Lonmin plc	10,347	282,675
Man Group plc	116,410	459,206
Marks & Spencer Group plc	107,420	580,212
National Grid plc	234,218	2,231,851
Next plc	11,909	378,267
Old Mutual plc	358,376	781,873
Pearson plc	55,172	974,461
Petrofac Ltd.	18,143	433,373
Prudential plc	172,263	1,952,373
Randgold Resources Ltd.*	6,129	488,461
Reckitt Benckiser Group plc	40,957	2,103,817
Reed Elsevier plc	82,492	714,602
Resolution Ltd.	93,803	445,267
Rexam plc	59,650	347,739
Rio Tinto plc	97,131	6,823,251
Rolls-Royce Group plc*	126,126	1,252,431
Royal Bank of Scotland Group plc*	1,149,810	752,382
RSA Insurance Group plc	232,102	489,625
SABMiller plc (Johannesburg Exchange)	216,898	7,778,831
SABMiller plc (Quote MTF Exchange)	63,252	2,239,925
Sage Group plc	89,347	398,602
Schroders plc	7,922	220,619
Scottish & Southern Energy plc	62,797	1,270,318
Segro plc (REIT)	53,370	275,256
Serco Group plc	33,377	298,772
Severn Trent plc	16,096	377,248
Smith & Nephew plc	60,237	679,324
Smiths Group plc	26,526	551,913
Standard Chartered plc	156,679	4,064,240
Standard Life plc	152,112	504,629
Subsea 7 S.A.	18,879	476,904
Tesco plc	540,080	3,300,970
Thomas Cook Group plc	58,383	159,781
TUI Travel plc	36,884	134,314
Tullow Oil plc	60,182	1,397,957
Unilever plc	85,573	2,608,248
United Utilities Group plc	46,387	440,159
Vedanta Resources plc	7,791	297,335
Vodafone Group plc	3,503,093	9,918,703
Weir Group plc	14,046	390,039
Whitbread plc	11,912	315,302
WM Morrison Supermarkets plc	142,020	$628,807

		151,679,308

United States (32.5%)
3M Co.	49,382	4,617,217
Abbott Laboratories, Inc.	107,364	5,266,204
Abercrombie & Fitch Co., Class A	6,053	355,311
Adobe Systems, Inc.*	35,112	1,164,314
Advanced Micro Devices, Inc.*	39,932	343,415
AES Corp.*	45,921	596,973
Aetna, Inc.	26,675	998,445
Aflac, Inc.	32,621	1,721,736
Agilent Technologies, Inc.*	24,027	1,075,929
Air Products & Chemicals, Inc.	14,910	1,344,584
Airgas, Inc.	5,163	342,926
AK Steel Holding Corp.	7,649	120,701
Akamai Technologies, Inc.*	12,984	493,392
Alcoa, Inc.	73,724	1,301,229
Allegheny Technologies, Inc.	6,848	463,747
Allergan, Inc.	21,206	1,506,050
Allstate Corp.	36,763	1,168,328
Altera Corp.	22,197	977,112
Altria Group, Inc.	145,132	3,777,786
Amazon.com, Inc.*	24,718	4,452,453
Ameren Corp.	16,636	466,973
American Electric Power Co., Inc.	33,356	1,172,130
American Express Co.	72,579	3,280,571
American International Group, Inc.*	9,965	350,170
American Tower Corp., Class A*	27,609	1,430,698
Ameriprise Financial, Inc.	17,102	1,044,590
AmerisourceBergen Corp.	19,115	756,189
Amgen, Inc.*	64,689	3,457,627
Amphenol Corp., Class A	12,205	663,830
Anadarko Petroleum Corp.	34,428	2,820,342
Analog Devices, Inc.	20,717	815,835
Aon Corp.	23,108	1,223,800
Apache Corp.	26,553	3,476,319
Apartment Investment & Management Co. (REIT), Class A	8,195	208,727
Apollo Group, Inc., Class A*	8,513	355,077
Apple, Inc.*	63,914	22,270,833
Applied Materials, Inc.	91,534	1,429,761
Archer-Daniels-Midland Co.	44,213	1,592,110
Assurant, Inc.	7,048	271,418
AT&T, Inc.	410,107	12,549,274
Autodesk, Inc.*	15,880	700,467
Automatic Data Processing, Inc.	34,485	1,769,425
AutoNation, Inc.*	4,414	156,123
AutoZone, Inc.*	1,853	506,907
AvalonBay Communities, Inc. (REIT)	5,972	717,118
Avery Dennison Corp.	7,489	314,238
Avon Products, Inc.	29,816	806,225
Baker Hughes, Inc.	30,127	2,212,226
Ball Corp.	11,738	420,807
Bank of America Corp.	702,157	9,359,753
Bank of New York Mellon Corp.	86,047	2,570,224
Baxter International, Inc.	40,198	2,161,446
BB&T Corp.	48,188	1,322,761
Becton, Dickinson and Co.	15,340	1,221,371
Bed Bath & Beyond, Inc.*	17,672	853,027
Bemis Co., Inc.	7,505	246,239
Berkshire Hathaway, Inc., Class B*	120,084	10,042,625
Best Buy Co., Inc.	22,698	651,887
Big Lots, Inc.*	5,238	227,486
Biogen Idec, Inc.*	16,753	1,229,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
BMC Software, Inc.*	12,392	$616,378
Boeing Co.	51,081	3,776,418
Boston Properties, Inc. (REIT)	9,894	938,446
Boston Scientific Corp.*	105,684	759,868
Bristol-Myers Squibb Co.	118,106	3,121,542
Broadcom Corp., Class A	32,993	1,299,264
Brown-Forman Corp., Class B	7,196	491,487
C.H. Robinson Worldwide, Inc.	11,520	853,978
C.R. Bard, Inc.	5,900	585,929
CA, Inc.	26,539	641,713
Cablevision Systems Corp. - New York Group, Class A	16,134	558,398
Cabot Oil & Gas Corp.	7,234	383,185
Cameron International Corp.*	16,980	969,558
Campbell Soup Co.	12,663	419,272
Capital One Financial Corp.	31,729	1,648,639
Cardinal Health, Inc.	24,348	1,001,433
CareFusion Corp.*	15,465	436,113
CarMax, Inc.*	15,648	502,301
Carnival Corp.	29,940	1,148,498
Caterpillar, Inc.	44,318	4,934,809
CB Richard Ellis Group, Inc., Class A*	20,204	539,447
CBS Corp., Class B	46,648	1,168,066
Celgene Corp.*	32,252	1,855,458
CenterPoint Energy, Inc.	29,548	518,863
Central European Distribution Corp. (Euro Comp Exchange)*	112,558	1,277,533
Central European Distribution Corp. (NASDAQ)*	9,755	110,719
CenturyLink, Inc.	21,202	880,943
Cephalon, Inc.*	5,254	398,148
Cerner Corp.*	5,000	556,000
CF Industries Holdings, Inc.	4,946	676,563
Charles Schwab Corp.	69,288	1,249,263
Chesapeake Energy Corp.	45,623	1,529,283
Chevron Corp.	139,267	14,961,454
Chubb Corp.	20,481	1,255,690
CIGNA Corp.	18,741	829,851
Cincinnati Financial Corp.	11,308	370,902
Cintas Corp.	8,769	265,438
Cisco Systems, Inc.	383,506	6,577,128
Citigroup, Inc.*	2,015,132	8,906,883
Citrix Systems, Inc.*	13,016	956,155
Cliffs Natural Resources, Inc.	9,398	923,635
Clorox Co.	9,527	667,557
CME Group, Inc.	4,649	1,401,906
CMS Energy Corp.	17,492	343,543
Coach, Inc.	20,519	1,067,809
Coca-Cola Co.	159,169	10,560,863
Coca-Cola Enterprises, Inc.	22,906	625,334
Cognizant Technology Solutions Corp., Class A*	21,052	1,713,633
Colgate-Palmolive Co.	34,262	2,766,999
Comcast Corp., Class A	192,620	4,761,566
Comerica, Inc.	12,263	450,297
Computer Sciences Corp.	10,759	524,286
Compuware Corp.*	15,193	175,479
ConAgra Foods, Inc.	30,268	718,865
ConocoPhillips	99,182	7,920,675
Consol Energy, Inc.	15,695	841,723
Consolidated Edison, Inc.	20,255	1,027,334
Constellation Brands, Inc., Class A*	12,285	249,140
Constellation Energy Group, Inc.	13,865	431,617
Corning, Inc.	108,621	2,240,851
Costco Wholesale Corp.	30,285	$2,220,496
Coventry Health Care, Inc.*	10,300	328,467
CSX Corp.	25,695	2,019,627
Cummins, Inc.	13,693	1,501,027
CVS Caremark Corp.	94,917	3,257,551
D.R. Horton, Inc.	19,495	227,117
Danaher Corp.	37,499	1,946,198
Darden Restaurants, Inc.	9,580	470,665
DaVita, Inc.*	6,660	569,497
Dean Foods Co.*	12,705	127,050
Deere & Co.	29,172	2,826,475
Dell, Inc.*	116,492	1,690,299
Denbury Resources, Inc.*	27,821	678,832
DENTSPLY International, Inc.	9,902	366,275
Devon Energy Corp.	29,623	2,718,503
DeVry, Inc.	4,275	235,424
Diamond Offshore Drilling, Inc.	4,823	374,747
DIRECTV, Class A*	55,050	2,576,340
Discover Financial Services	37,827	912,387
Discovery Communications, Inc., Class A*	19,534	779,407
Dominion Resources, Inc.	40,268	1,799,980
Dover Corp.	12,957	851,793
Dow Chemical Co.	81,025	3,058,694
Dr. Pepper Snapple Group, Inc.	15,538	577,392
DTE Energy Co.	11,755	575,525
Duke Energy Corp.	92,210	1,673,612
Dun & Bradstreet Corp.	3,455	277,229
E*TRADE Financial Corp.*	15,349	239,905
E.I. du Pont de Nemours & Co.	63,939	3,514,727
Eastman Chemical Co.	4,908	487,463
Eaton Corp.	23,615	1,309,216
eBay, Inc.*	79,266	2,460,417
Ecolab, Inc.	16,141	823,514
Edison International	22,601	826,971
Edwards Lifesciences Corp.*	7,960	692,520
El Paso Corp.	48,892	880,056
Electronic Arts, Inc.*	23,193	452,959
Eli Lilly and Co.	70,676	2,485,675
EMC Corp.*	143,509	3,810,164
Emerson Electric Co.	52,317	3,056,882
Entergy Corp.	12,421	834,815
EOG Resources, Inc.	18,587	2,202,745
EQT Corp.	10,349	516,415
Equifax, Inc.	8,560	332,556
Equity Residential (REIT)	20,395	1,150,482
Estee Lauder Cos., Inc., Class A	7,915	762,689
Exelon Corp.	45,917	1,893,617
Expedia, Inc.	13,898	314,929
Expeditors International of Washington, Inc.	14,731	738,612
Express Scripts, Inc.*	36,560	2,033,102
Exxon Mobil Corp.	344,004	28,941,057
F5 Networks, Inc.*	5,608	575,213
Family Dollar Stores, Inc.	8,768	449,974
Fastenal Co.	10,228	663,081
Federated Investors, Inc., Class B	6,424	171,842
FedEx Corp.	21,855	2,044,535
Fidelity National Information Services, Inc.	18,471	603,817
Fifth Third Bancorp	63,542	881,963
First Horizon National Corp.	18,162	203,596
First Solar, Inc.*	3,754	603,793
FirstEnergy Corp.	29,008	1,075,907
Fiserv, Inc.*	10,134	635,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
FLIR Systems, Inc.	11,066	$382,994
Flowserve Corp.	3,873	498,842
Fluor Corp.	12,248	902,188
FMC Corp.	4,959	421,168
FMC Technologies, Inc.*	8,304	784,562
Ford Motor Co.*	262,426	3,912,772
Forest Laboratories, Inc.*	19,848	641,090
Fortune Brands, Inc.	10,584	655,044
Franklin Resources, Inc.	10,059	1,258,180
Freeport-McMoRan Copper & Gold, Inc.	65,663	3,647,580
Frontier Communications Corp.	68,944	566,720
GameStop Corp., Class A*	10,503	236,528
Gannett Co., Inc.	16,628	253,244
Gap, Inc.	30,261	685,714
General Dynamics Corp.	25,856	1,979,535
General Electric Co.	736,659	14,770,013
General Mills, Inc.	44,110	1,612,220
Genuine Parts Co.	10,928	586,178
Genworth Financial, Inc., Class A*	33,986	457,452
Genzyme Corp.*	18,120	1,379,838
Gilead Sciences, Inc.*	55,172	2,341,500
Goldman Sachs Group, Inc.	36,110	5,722,352
Goodrich Corp.	8,714	745,308
Goodyear Tire & Rubber Co.*	16,857	252,518
Google, Inc., Class A*	17,398	10,198,882
H&R Block, Inc.	21,177	354,503
H.J. Heinz Co.	22,326	1,089,955
Halliburton Co.	63,364	3,158,062
Harley-Davidson, Inc.	16,339	694,244
Harman International Industries, Inc.	4,833	226,281
Harris Corp.	8,898	441,341
Hartford Financial Services Group, Inc.	30,853	830,871
Hasbro, Inc.	9,507	445,308
HCP, Inc. (REIT)	27,819	1,055,453
Health Care REIT, Inc.	12,219	640,764
Helmerich & Payne, Inc.	7,377	506,726
Hershey Co.	10,789	586,382
Hess Corp.	20,812	1,773,391
Hewlett-Packard Co.	150,859	6,180,693
Home Depot, Inc.	113,681	4,213,018
Honeywell International, Inc.	54,399	3,248,164
Hormel Foods Corp.	9,605	267,403
Hospira, Inc.*	11,561	638,167
Host Hotels & Resorts, Inc. (REIT)	47,205	831,280
Hudson City Bancorp, Inc.	36,541	353,717
Humana, Inc.*	11,693	817,808
Huntington Bancshares, Inc./Ohio	59,758	396,793
Huntington Ingalls Industries, Inc.*	0	14
Illinois Tool Works, Inc.	34,594	1,858,390
Integrys Energy Group, Inc.	5,382	271,845
Intel Corp.	380,731	7,679,344
IntercontinentalExchange, Inc.*	5,091	628,942
International Business Machines Corp.	84,606	13,796,700
International Flavors & Fragrances, Inc.	5,546	345,516
International Game Technology	20,729	336,432
International Paper Co.	30,507	920,701
Interpublic Group of Cos., Inc.	33,902	426,148
Intuit, Inc.*	18,892	1,003,165
Intuitive Surgical, Inc.*	2,696	899,008
Invesco Ltd.	31,939	816,361
Iron Mountain, Inc.	13,889	433,753
ITT Corp.	12,744	$765,277
J.C. Penney Co., Inc.	16,421	589,678
J.M. Smucker Co.	8,290	591,823
Jabil Circuit, Inc.	13,603	277,909
Jacobs Engineering Group, Inc.*	8,768	450,938
Janus Capital Group, Inc.	12,910	160,988
JDS Uniphase Corp.*	15,445	321,874
Johnson & Johnson	189,756	11,243,043
Johnson Controls, Inc.	46,991	1,953,416
Joy Global, Inc.	7,270	718,349
JPMorgan Chase & Co.	276,357	12,740,058
Juniper Networks, Inc.*	37,110	1,561,589
Kellogg Co.	17,477	943,408
KeyCorp	61,083	542,417
Kimberly-Clark Corp.	28,054	1,831,085
Kimco Realty Corp. (REIT)	28,160	516,454
KLA-Tencor Corp.	11,601	549,539
Kohl’s Corp.	20,284	1,075,863
Kraft Foods, Inc., Class A	121,332	3,804,972
Kroger Co.	44,017	1,055,087
L-3 Communications Holdings, Inc.	7,851	614,812
Laboratory Corp. of America Holdings*	6,938	639,198
Legg Mason, Inc.	10,613	383,023
Leggett & Platt, Inc.	10,158	248,871
Lennar Corp., Class A	11,148	202,002
Leucadia National Corp.	13,730	515,424
Lexmark International, Inc., Class A*	5,454	202,016
Life Technologies Corp.*	12,488	654,621
Limited Brands, Inc.	18,349	603,315
Lincoln National Corp.	21,909	658,146
Linear Technology Corp.	15,738	529,269
Lockheed Martin Corp.	19,902	1,600,121
Loews Corp.	21,813	939,922
Lorillard, Inc.	10,098	959,411
Lowe’s Cos., Inc.	95,727	2,530,065
LSI Corp.*	42,768	290,822
M&T Bank Corp.	8,341	737,928
Macy’s, Inc.	29,367	712,443
Marathon Oil Corp.	49,276	2,626,904
Marriott International, Inc., Class A	20,165	717,471
Marsh & McLennan Cos., Inc.	37,771	1,125,954
Marshall & Ilsley Corp.	36,777	293,848
Masco Corp.	24,844	345,828
Massey Energy Co.	7,177	490,620
Mastercard, Inc., Class A	6,702	1,687,027
Mattel, Inc.	24,190	603,057
McCormick & Co., Inc. (Non-Voting)	9,224	441,184
McDonald's Corp.	72,379	5,507,318
McGraw-Hill Cos., Inc.	21,276	838,274
McKesson Corp.	17,639	1,394,363
Mead Johnson Nutrition Co.	112,984	6,545,163
MeadWestvaco Corp.	11,671	353,981
Medco Health Solutions, Inc.*	28,059	1,575,793
Medtronic, Inc.	74,188	2,919,298
MEMC Electronic Materials, Inc.*	15,978	207,075
Merck & Co., Inc.	213,889	7,060,476
MetLife, Inc.	73,202	3,274,325
MetroPCS Communications, Inc.*	18,193	295,454
Microchip Technology, Inc.	13,072	496,867
Micron Technology, Inc.*	59,501	681,881
Microsoft Corp.	512,967	13,008,843
Molex, Inc.	9,583	240,725
Molson Coors Brewing Co., Class B	10,974	514,571
Monsanto Co.	37,234	2,690,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Worldwide, Inc.*	9,020	$143,418
Moody’s Corp.	13,846	469,518
Morgan Stanley	107,228	2,929,469
Motorola Mobility Holdings, Inc.*	20,414	498,102
Motorola Solutions, Inc.*	23,359	1,043,914
Murphy Oil Corp.	13,379	982,286
Mylan, Inc.*	30,145	683,387
NASDAQ OMX Group, Inc.*	10,390	268,478
National Oilwell Varco, Inc.	29,212	2,315,635
National Semiconductor Corp.	16,729	239,894
NetApp, Inc.*	25,521	1,229,602
Netflix, Inc.*	3,046	722,907
Newell Rubbermaid, Inc.	20,137	385,221
Newfield Exploration Co.*	9,287	705,905
Newmont Mining Corp.	34,221	1,867,782
News Corp., Class A	158,434	2,782,101
NextEra Energy, Inc.	29,204	1,609,724
Nicor, Inc.	3,159	169,638
NIKE, Inc., Class B	26,519	2,007,488
NiSource, Inc.	19,305	370,270
Noble Energy, Inc.	12,192	1,178,357
Nordstrom, Inc.	11,645	522,628
Norfolk Southern Corp.	24,705	1,711,315
Northeast Utilities	12,213	422,570
Northern Trust Corp.	16,796	852,397
Northrop Grumman Corp.	20,210	1,267,369
Novell, Inc.*	24,391	144,639
Novellus Systems, Inc.*	6,131	227,644
NRG Energy, Inc.*	17,238	371,307
Nucor Corp.	21,916	1,008,574
NVIDIA Corp.*	40,302	743,975
NYSE Euronext	18,121	637,316
Occidental Petroleum Corp.	56,392	5,892,400
Omnicom Group, Inc.	19,705	966,727
Oneok, Inc.	7,387	494,043
Oracle Corp.	269,895	9,006,396
O’Reilly Automotive, Inc.*	9,791	562,591
Owens-Illinois, Inc.*	11,351	342,687
PACCAR, Inc.	25,345	1,326,811
Pall Corp.	7,990	460,304
Parker Hannifin Corp.	11,231	1,063,351
Patterson Cos., Inc.	6,709	215,963
Paychex, Inc.	22,328	700,206
Peabody Energy Corp.	18,704	1,345,940
People’s United Financial, Inc.	24,940	313,745
Pepco Holdings, Inc.	15,615	291,220
PepsiCo, Inc.	110,064	7,089,222
PerkinElmer, Inc.	7,866	206,640
Pfizer, Inc.	554,670	11,265,348
PG&E Corp.	27,490	1,214,508
Philip Morris International, Inc.	124,676	8,182,486
Pinnacle West Capital Corp.	7,547	322,936
Pioneer Natural Resources Co.	8,079	823,412
Pitney Bowes, Inc.	14,106	362,383
Plum Creek Timber Co., Inc. (REIT)	11,228	489,653
PNC Financial Services Group, Inc.	36,457	2,296,426
Polo Ralph Lauren Corp.	4,538	561,124
PPG Industries, Inc.	11,141	1,060,735
PPL Corp.	33,605	850,206
Praxair, Inc.	21,003	2,133,905
Precision Castparts Corp.	9,952	1,464,735
priceline.com, Inc.*	3,406	1,724,935
Principal Financial Group, Inc.	22,257	714,672
Procter & Gamble Co.	194,305	11,969,188
Progress Energy, Inc.	20,365	939,641
Progressive Corp.	46,025	$972,508
ProLogis (REIT)	39,472	630,763
Prudential Financial, Inc.	33,667	2,073,214
Public Service Enterprise Group, Inc.	35,107	1,106,222
Public Storage (REIT)	9,696	1,075,383
Pulte Group, Inc.*	23,321	172,575
QEP Resources, Inc.	12,231	495,845
QUALCOMM, Inc.	114,035	6,252,539
Quanta Services, Inc.*	14,951	335,351
Quest Diagnostics, Inc.	10,808	623,838
Qwest Communications International, Inc.	120,901	825,754
R.R. Donnelley & Sons Co.	14,328	271,086
RadioShack Corp.	7,339	110,158
Range Resources Corp.	11,134	650,894
Raytheon Co.	24,954	1,269,410
Red Hat, Inc.*	13,387	607,636
Regions Financial Corp.	87,131	632,571
Republic Services, Inc.	21,244	638,170
Reynolds American, Inc.	23,458	833,463
Robert Half International, Inc.	10,208	312,365
Rockwell Automation, Inc.	9,836	930,977
Rockwell Collins, Inc.	10,759	697,506
Roper Industries, Inc.	6,614	571,846
Ross Stores, Inc.	8,229	585,246
Rowan Cos., Inc.*	8,755	386,796
Ryder System, Inc.	3,589	181,603
Safeway, Inc.	25,544	601,306
SAIC, Inc.*	20,378	344,796
Salesforce.com, Inc.*	8,203	1,095,757
SanDisk Corp.*	16,421	756,844
Sara Lee Corp.	43,182	763,026
SCANA Corp.	7,854	309,212
Schlumberger Ltd.	94,419	8,805,516
Scripps Networks Interactive, Inc., Class A	6,249	313,012
Sealed Air Corp.	11,077	295,313
Sears Holdings Corp.*	3,070	253,736
Sempra Energy	16,652	890,882
Sherwin-Williams Co.	6,193	520,150
Sigma-Aldrich Corp.	8,414	535,467
Simon Property Group, Inc. (REIT)	20,602	2,207,710
Sims Metal Management Ltd.	9,680	175,319
SLM Corp.*	36,554	559,276
Snap-On, Inc.	4,034	242,282
Sohu.com, Inc.*	34,400	3,073,984
Southern Co.	58,665	2,235,723
Southwest Airlines Co.	51,862	655,017
Southwestern Energy Co.*	24,125	1,036,651
Spectra Energy Corp.	44,965	1,222,149
Sprint Nextel Corp.*	207,454	962,587
St. Jude Medical, Inc.	22,583	1,157,605
Stanley Black & Decker, Inc.	11,600	888,560
Staples, Inc.	49,892	968,903
Starbucks Corp.	51,754	1,912,310
Starwood Hotels & Resorts Worldwide, Inc.	13,332	774,856
State Street Corp.	34,840	1,565,710
Stericycle, Inc.*	5,924	525,281
Stryker Corp.	23,362	1,420,410
Sunoco, Inc.	8,368	381,497
SunTrust Banks, Inc.	34,722	1,001,382
SUPERVALU, Inc.	14,720	131,450
Symantec Corp.*	52,951	981,712
Synthes, Inc.	3,963	535,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares		Value (Note 1)
Sysco Corp.		40,492	$1,121,628
T. Rowe Price Group, Inc.		17,968	1,193,435
Target Corp.		49,118	2,456,391
TECO Energy, Inc.		14,908	279,674
Tellabs, Inc.		24,902	130,486
Tenet Healthcare Corp.*		33,743	251,385
Teradata Corp.*		11,619	589,083
Teradyne, Inc.*		12,858	229,001
Tesoro Corp.*		9,933	266,502
Texas Instruments, Inc.		81,448	2,814,843
Textron, Inc.		19,149	524,491
Thermo Fisher Scientific, Inc.*		27,098	1,505,294
Tiffany & Co.		8,768	538,706
Time Warner Cable, Inc.		23,822	1,699,461
Time Warner, Inc.		75,815	2,706,596
Titanium Metals Corp.*		6,250	116,125
TJX Cos., Inc.		27,456	1,365,387
Torchmark Corp.		5,406	359,391
Total System Services, Inc.		11,497	207,176
Travelers Cos., Inc.		29,904	1,778,690
Tyson Foods, Inc., Class A		20,672	396,696
U.S. Bancorp		133,335	3,524,044
Union Pacific Corp.		34,063	3,349,415
United Parcel Service, Inc., Class B		68,503	5,091,143
United States Steel Corp.		9,973	537,944
United Technologies Corp.		63,857	5,405,495
UnitedHealth Group, Inc.		75,875	3,429,550
Unum Group		21,484	563,955
Urban Outfitters, Inc.*		8,877	264,801
Valero Energy Corp.		39,472	1,177,055
Varian Medical Systems, Inc.*		8,254	558,301
Ventas, Inc. (REIT)		11,303	613,753
VeriSign, Inc.		12,073	437,163
Verizon Communications, Inc.		196,198	7,561,471
VF Corp.		5,991	590,293
Viacom, Inc., Class B		41,415	1,926,626
Visa, Inc., Class A		33,621	2,475,178
Vornado Realty Trust (REIT)		11,340	992,250
Vulcan Materials Co.		8,953	408,257
W.W. Grainger, Inc.		4,047	557,191
Walgreen Co.		63,993	2,568,679
Wal-Mart Stores, Inc.		135,897	7,073,439
Walt Disney Co.		131,748	5,677,021
Washington Post Co., Class B		368	161,022
Waste Management, Inc.		33,103	1,236,066
Waters Corp.*		6,335	550,511
Watson Pharmaceuticals, Inc.*		8,692	486,839
WellPoint, Inc.		26,051	1,818,099
Wells Fargo & Co.		365,474	11,585,526
Western Digital Corp.*		16,072	599,325
Western Union Co.		44,870	931,950
Weyerhaeuser Co. (REIT)		37,267	916,768
Whirlpool Corp.		5,276	450,359
Whole Foods Market, Inc.		10,235	674,487
Williams Cos., Inc.		40,668	1,268,028
Windstream Corp.		34,694	446,512
Wisconsin Energy Corp.		16,218	494,649
Wyndham Worldwide Corp.		12,137	386,078
Wynn Resorts Ltd.		5,274	671,116
Xcel Energy, Inc.		33,486	799,981
Xerox Corp.		97,086	1,033,966
Xilinx, Inc.		18,111	594,041
Yahoo!, Inc.*		90,841	1,512,503
Yum! Brands, Inc.		32,429	1,666,202
Zimmer Holdings, Inc.*		13,329	806,804
Zions Bancorp		12,697	$292,793

			840,830,052

Total Common Stocks (82.7%) (Cost $1,562,129,773)			2,142,692,780

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
India (0.0%)
Dr Reddy's Laboratories Ltd.
9.250%, 3/24/14 (Cost $–)	INR	573,696	$63,731

	Number of Rights		Value (Note 1)
RIGHTS:
Germany (0.0%)
Porsche Automobil Holding SE, expiring 4/12/11*		6,214	53,869

Russian Federation (0.0%)
RusHydro OJSC, expiring 3/30/11*† .		3,001,238	150,062

Total Rights (0.0%) (Cost $164,679)			203,931

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (7.4%)
BlackRock Liquidity Funds TempFund
0.14% ‡ (Cost $192,291,606)		192,291,606	$192,291,606

Total Investments (90.1%) (Cost $1,754,586,058)			2,335,252,048
Other Assets Less Liabilities (9.9%)			255,861,099

Net Assets (100%)			$2,591,113,147

*	Non-income producing.

†	Securities (totaling $794,259 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $903,329 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

GDR — Global Depositary Receipt

INR — India Rupee

NVDR — Non-Voting Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.4%
Consumer Staples	9.2
Energy	9.8
Financials	17.4
Health Care	6.5
Industrials	7.9
Information Technology	10.2
Materials	5.8
Telecommunication Services	5.4
Utilities	3.1
Cash and Other	17.3

100.0%

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$449,422	$—	$—	$468,924	$6,565	$—
AXA S.A.	1,873,685	—	—	2,353,418	—	—
BlackRock Liquidity Funds TempFund	243,310,513	66,327,279	117,346,186	192,291,606	86,233	—

	$245,633,620	$66,327,279	$117,346,186	$195,113,948	$92,798	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,110	June-11	$83,900,668	$85,043,905	$1,143,237
E-Mini MSCI EAFE Index	1	June-11	83,327	84,350	1,023
FTSE 100 Index	558	June-11	51,797,577	52,674,725	877,148
S&P 500 E-Mini Index	3,178	June-11	208,255,007	209,906,900	1,651,893
SPI 200 Index	180	June-11	21,600,473	22,644,507	1,044,034
TOPIX Index	499	June-11	55,956,585	51,951,671	(4,004,914)

					$712,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000's)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	14,960	$21,170,395	$20,798,589	$371,806

	Counterparty	Local Contract Sell Amount (000's)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
South African Rand vs. U.S. Dollar, expiring 4/1/11	UBS AG	152,488	$21,776,875	$22,540,756	$(763,881)

					$(392,075)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$94,035,411	$117,762,170	$—	$211,797,581
Consumer Staples	116,097,571	116,712,738	—	232,810,309
Energy	134,335,471	105,289,379	—	239,624,850
Financials	156,025,232	274,960,135	644,197	431,629,564
Health Care	92,656,335	72,277,629	—	164,933,964
Industrials	95,563,714	124,660,857	—	220,224,571
Information Technology	156,002,745	101,895,090	—	257,897,835
Materials	47,180,956	120,586,344	—	167,767,300
Telecommunication Services	43,365,958	91,825,001	—	135,190,959
Utilities	28,829,270	51,986,577	—	80,815,847
Corporate Bonds
Health Care	—	63,731	—	63,731
Forward Currency Contracts	—	371,806	—	371,806
Futures	4,717,335	—	—	4,717,335
Rights
Consumer Discretionary	—	53,869	—	53,869
Utilities	—	—	150,062	150,062
Short-Term Investments	—	192,291,606	—	192,291,606

Total Assets	$968,809,998	$1,370,736,932	$794,259	$2,340,341,189

Liabilities:
Forward Currency Contracts	—	(763,881)	—	(763,881)
Futures	(4,004,914)	—	—	(4,004,914)

Total Liabilities	$(4,004,914)	$(763,881)	$—	$(4,768,795)

Total	$964,805,084	$1,369,973,051	$794,259	$2,335,572,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials	Investments in Securities-Utilities
Balance as of 12/31/10	$—	$12,585	$1,406,771
Total gains or losses (realized/unrealized) included in earnings	10,897	(64)	191,788
Purchases	—	—	177,024
Sales	—	(12,521)	—
Issuances	—	—	110,481
Settlements	—	—	(110,481)
Transfers into Level 3	633,300	—	—
Transfers out of Level 3	—	—	(1,625,521)

Balance as of 3/31/11	$644,197	$—	$150,062

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$10,897	$—	$39,581
Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$151,117,734
Net Proceeds of Sales and Redemptions:
Stocks	$102,146,509

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$585,253,471
Aggregate gross unrealized depreciation	(27,699,660)

Net unrealized appreciation	$557,553,811

Federal income tax cost of investments	$1,777,698,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.5%)
Financials (2.3%)
Capital Markets (0.2%)
Goldman Sachs Group, Inc.
3.250%, 6/15/12	$2,000,000	$2,066,184
Morgan Stanley
1.950%, 6/20/12	1,200,000	1,221,954

		3,288,138

Commercial Banks (0.5%)
Ally Financial, Inc.
1.750%, 10/30/12	1,000,000	1,016,737
2.200%, 12/19/12	2,000,000	2,048,872
Citibank N.A.
1.875%, 5/7/12	500,000	507,730
1.875%, 6/4/12	1,500,000	1,524,859
KeyBank N.A.
3.200%, 6/15/12	650,000	671,282
PNC Funding Corp.
2.300%, 6/22/12	1,300,000	1,328,167
U.S. Bancorp
1.800%, 5/15/12	1,680,000	1,704,968
Wells Fargo & Co.
2.125%, 6/15/12	1,000,000	1,019,106

		9,821,721

Diversified Financial Services (1.5%)
Bank of America Corp.
2.100%, 4/30/12	2,400,000	2,443,982
3.125%, 6/15/12	3,000,000	3,093,354
2.375%, 6/22/12	1,000,000	1,023,065
Citigroup Funding, Inc.
2.125%, 7/12/12	245,000	250,109
1.875%, 10/22/12	1,800,000	1,834,050
2.250%, 12/10/12	2,000,000	2,050,450
Citigroup, Inc.
2.125%, 4/30/12	3,800,000	3,871,885
General Electric Capital Corp.
2.200%, 6/8/12	2,350,000	2,398,434
2.000%, 9/28/12	500,000	510,292
2.125%, 12/21/12	2,010,000	2,057,484
2.625%, 12/28/12	1,000,000	1,032,115
John Deere Capital Corp.
2.875%, 6/19/12	1,050,000	1,080,424
JPMorgan Chase & Co.
2.200%, 6/15/12	975,000	996,855
2.125%, 6/22/12	1,200,000	1,223,757
2.125%, 12/26/12	950,000	973,327
Private Export Funding Corp.
5.685%, 5/15/12	450,000	476,469
4.550%, 5/15/15	600,000	659,323
4.950%, 11/15/15	200,000	222,289
4.375%, 3/15/19	300,000	319,533

		26,517,197

Thrifts & Mortgage Finance (0.1%)
Santander Holdings USA, Inc.
2.500%, 6/15/12	400,000	408,653
U.S. Central Federal Credit Union
1.900%, 10/19/12	500,000	509,478
Western Corporate Federal Credit Union
1.750%, 11/2/12	700,000	711,376

		1,629,507

Total Financials		41,256,563

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
4.750%, 8/1/13	$1,500,000	$1,624,629
5.500%, 7/18/17	2,000,000	2,291,688
3.875%, 2/15/21	395,000	396,305

Total Utilities		4,312,622

Total Corporate Bonds		45,569,185

Government Securities (69.3%)
Agency ABS (7.4%)
Federal Farm Credit Bank
1.110%, 6/14/12	$400,000	400,624
0.400%, 11/2/12	200,000	199,114
1.625%, 12/24/12	250,000	253,780
1.750%, 2/21/13	900,000	914,041
1.375%, 6/25/13	500,000	504,887
0.875%, 10/28/13	200,000	197,282
1.125%, 2/27/14	500,000	495,937
2.375%, 4/28/14	200,000	200,251
2.620%, 6/15/15	200,000	200,898
Federal Home Loan Bank
0.500%, 5/16/12	1,000,000	998,442
1.125%, 5/18/12	2,000,000	2,015,384
0.875%, 8/22/12	4,000,000	4,016,104
1.750%, 8/22/12	1,000,000	1,016,135
0.500%, 8/23/12	500,000	499,407
0.600%, 8/23/12	300,000	299,520
0.625%, 10/18/12	400,000	398,907
0.625%, 11/15/12	1,000,000	995,632
4.500%, 11/15/12	3,000,000	3,179,691
0.700%, 11/16/12	1,000,000	995,207
0.625%, 11/23/12	500,000	497,221
0.550%, 12/3/12	400,000	398,882
0.625%, 12/3/12	200,000	199,061
1.750%, 12/14/12	1,000,000	1,016,343
1.500%, 1/16/13	1,500,000	1,516,719
1.050%, 2/8/13	700,000	697,835
1.625%, 3/20/13	1,800,000	1,827,279
0.750%, 4/25/13	200,000	198,909
0.700%, 5/22/13	200,000	197,943
1.875%, 6/21/13	2,000,000	2,038,194
1.250%, 8/16/13	300,000	299,238
4.500%, 9/16/13	2,000,000	2,160,638
0.875%, 10/28/13	200,000	197,266
0.800%, 11/18/13	500,000	493,785
1.000%, 11/18/13	400,000	397,808
0.875%, 11/22/13	100,000	98,929
3.125%, 12/13/13	1,000,000	1,045,726
0.875%, 12/27/13	1,500,000	1,481,459
1.000%, 8/22/14	100,000	97,270
1.550%, 11/18/15	200,000	193,648
2.150%, 10/26/16	400,000	389,126
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	500,000	503,819
1.000%, 8/28/12	2,000,000	2,011,632
0.750%, 10/26/12	400,000	399,246
0.625%, 11/9/12	2,000,000	1,994,512
0.750%, 11/23/12	600,000	597,819
0.375%, 11/30/12	3,000,000	2,983,824
0.625%, 12/3/12	400,000	398,608
0.750%, 12/17/12	1,000,000	998,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
1.100%, 12/27/12	$2,000,000	$2,012,672
0.625%, 12/28/12	2,500,000	2,495,302
0.750%, 12/28/12	2,500,000	2,500,700
1.375%, 1/9/13	1,500,000	1,516,538
1.000%, 1/28/13	2,000,000	1,998,560
0.875%, 2/15/13	200,000	199,574
1.000%, 2/25/13	500,000	499,139
1.625%, 4/15/13	3,000,000	3,045,846
0.700%, 4/29/13	200,000	198,803
0.625%, 5/23/13	200,000	198,692
1.000%, 5/24/13	500,000	498,778
4.000%, 6/12/13	1,000,000	1,065,730
1.500%, 7/12/13	500,000	500,746
1.250%, 7/25/13	500,000	499,380
1.300%, 7/26/13	500,000	498,898
1.125%, 8/22/13	200,000	199,069
1.150%, 8/23/13	100,000	99,588
0.875%, 10/28/13	1,500,000	1,487,509
0.800%, 11/4/13	1,000,000	987,927
1.400%, 11/18/13	100,000	99,872
1.000%, 12/9/13	400,000	396,118
1.625%, 1/21/14	100,000	100,205
1.000%, 1/27/14	400,000	394,016
5.000%, 1/30/14	1,000,000	1,101,060
1.375%, 2/3/14	1,000,000	994,459
1.500%, 2/11/14	500,000	499,253
1.450%, 2/24/14	200,000	199,059
1.375%, 2/25/14	2,000,000	2,000,922
1.350%, 3/28/14	400,000	396,905
1.200%, 4/28/14	400,000	394,284
2.875%, 2/9/15	2,000,000	2,071,130
3.000%, 4/15/15	100,000	100,112
2.375%, 7/28/15	100,000	99,837
2.250%, 8/12/15	200,000	199,120
2.000%, 8/25/15	100,000	98,324
2.125%, 8/25/15	200,000	197,326
1.750%, 9/10/15	1,000,000	981,524
1.700%, 11/16/15	1,000,000	974,257
1.750%, 11/17/15	2,000,000	1,952,520
1.750%, 11/23/15	200,000	193,990
2.100%, 12/15/15	500,000	494,338
2.250%, 12/21/15	200,000	198,442
2.250%, 12/22/15	250,000	247,049
2.250%, 12/23/15	500,000	496,823
Federal National Mortgage Association
1.000%, 4/4/12	2,000,000	2,012,528
1.300%, 5/25/12	1,000,000	1,001,289
1.125%, 7/30/12	4,000,000	4,030,444
0.500%, 10/30/12	3,000,000	2,991,642
0.550%, 11/1/12	1,000,000	996,702
0.625%, 11/9/12	1,000,000	997,061
0.875%, 12/28/12	700,000	698,027
1.000%, 1/7/13	500,000	499,552
1.800%, 2/8/13	300,000	301,530
4.750%, 2/21/13	1,000,000	1,072,822
1.750%, 2/22/13	2,000,000	2,033,472
0.750%, 2/26/13	2,000,000	1,997,328
1.100%, 4/29/13	200,000	199,549
1.875%, 5/6/13	600,000	600,864
1.750%, 5/7/13	1,600,000	1,625,754
2.000%, 6/24/13	700,000	702,198
1.500%, 6/26/13	3,100,000	3,134,965
1.375%, 7/19/13	1,000,000	1,000,662
1.350%, 8/16/13	200,000	199,460
2.020%, 8/20/13	100,000	100,185
1.250%, 8/23/13	$800,000	$799,764
1.000%, 9/23/13	2,000,000	1,991,252
1.200%, 9/27/13	600,000	597,273
1.125%, 9/30/13	1,500,000	1,498,294
1.125%, 10/8/13	400,000	396,269
1.000%, 10/15/13	200,000	198,039
0.750%, 10/25/13	100,000	98,767
0.875%, 11/4/13	100,000	98,455
0.875%, 11/8/13	1,000,000	985,586
0.800%, 11/19/13	1,000,000	985,355
1.000%, 11/26/13	1,000,000	986,816
0.800%, 11/29/13	100,000	98,791
1.000%, 11/29/13	500,000	494,619
1.125%, 12/2/13	200,000	199,348
0.750%, 12/18/13	4,000,000	3,939,144
1.300%, 12/30/13	200,000	199,241
1.375%, 12/30/13	200,000	199,217
1.500%, 12/30/13	200,000	199,347
1.400%, 1/6/14	200,000	199,181
1.450%, 1/24/14	600,000	600,275
1.375%, 1/27/14	800,000	796,046
1.550%, 1/27/14	500,000	498,019
1.350%, 2/24/14	200,000	199,735
1.500%, 2/25/14	500,000	499,248
1.700%, 2/25/14	400,000	401,535
1.000%, 4/25/14	500,000	491,156
1.800%, 6/2/14	200,000	200,088
1.750%, 7/14/14	500,000	501,547
1.550%, 8/12/14	200,000	197,365
1.750%, 8/18/14	100,000	99,700
1.250%, 10/28/14	100,000	97,648
2.375%, 7/28/15	2,000,000	2,020,684
2.000%, 8/5/15	400,000	395,930
2.125%, 8/5/15	200,000	197,128
2.000%, 8/24/15	400,000	394,022
2.000%, 9/21/15	400,000	392,853
1.875%, 10/15/15	200,000	196,995
1.625%, 10/26/15	1,500,000	1,459,566
1.550%, 10/27/15	400,000	388,062
1.520%, 10/28/15	200,000	192,572
1.650%, 10/29/15	200,000	193,102
1.625%, 11/9/15	100,000	96,737
1.500%, 11/23/15	400,000	384,692
2.000%, 11/30/15	200,000	198,245
2.000%, 12/15/15	500,000	493,253
2.750%, 3/21/16	200,000	199,863
2.000%, 3/28/16	200,000	194,534
2.250%, 3/28/16	200,000	197,705
2.750%, 3/28/16	200,000	199,829
2.350%, 9/23/16	200,000	196,603
6.000%, 3/9/20	250,000	255,846
Financing Corp.
9.400%, 2/8/18	1,000,000	1,382,252
9.650%, 11/2/18	2,090,000	2,975,759
8.600%, 9/26/19	410,000	563,793

		136,609,674

U.S. Government Agencies (8.8%)
Federal Farm Credit Bank
2.250%, 4/24/12	1,000,000	1,019,226
2.125%, 6/18/12	1,000,000	1,019,541
1.875%, 12/7/12	1,000,000	1,019,231
3.875%, 10/7/13	1,000,000	1,067,350
2.625%, 4/17/14	2,000,000	2,073,210
4.875%, 1/17/17	1,500,000	1,674,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Federal Home Loan Bank
2.250%, 4/13/12	$5,000,000	$5,095,795
1.875%, 6/20/12	1,500,000	1,525,208
1.625%, 9/26/12	1,500,000	1,521,913
1.625%, 11/21/12	1,000,000	1,014,978
3.375%, 2/27/13	2,000,000	2,096,330
3.625%, 5/29/13	4,000,000	4,230,008
5.125%, 8/14/13	1,000,000	1,094,508
3.625%, 10/18/13	4,800,000	5,084,784
5.250%, 6/18/14	2,000,000	2,230,714
5.375%, 5/18/16	6,500,000	7,397,956
4.750%, 12/16/16	1,000,000	1,107,508
4.875%, 5/17/17	2,900,000	3,227,227
5.000%, 11/17/17	3,700,000	4,149,805
Federal Home Loan Mortgage Corp.
2.000%, 4/27/12	500,000	500,632
1.750%, 6/15/12	3,000,000	3,046,491
2.500%, 4/8/13	1,500,000	1,500,668
3.500%, 5/29/13	5,000,000	5,274,890
4.125%, 9/27/13	7,200,000	7,726,594
2.500%, 4/23/14	1,500,000	1,547,356
2.750%, 4/29/14	1,000,000	1,001,924
5.000%, 7/15/14	5,000,000	5,544,895
3.000%, 7/28/14	2,135,000	2,231,154
4.500%, 1/15/15	1,000,000	1,096,319
4.750%, 11/17/15	6,000,000	6,647,274
5.500%, 7/18/16	900,000	1,030,013
5.125%, 10/18/16	3,500,000	3,931,938
5.000%, 2/16/17	1,000,000	1,118,427
5.125%, 11/17/17	2,000,000	2,252,952
4.875%, 6/13/18	1,500,000	1,667,847
3.750%, 3/27/19	4,000,000	4,123,212
Federal National Mortgage Association
1.875%, 4/20/12	350,000	355,415
1.750%, 8/10/12	1,000,000	1,015,992
4.750%, 11/19/12	7,000,000	7,459,368
1.750%, 12/28/12	250,000	250,737
3.625%, 2/12/13	9,700,000	10,192,207
3.875%, 7/12/13	3,000,000	3,194,961
2.750%, 2/5/14	5,500,000	5,714,483
2.750%, 3/13/14	8,000,000	8,315,072
2.900%, 4/7/14	250,000	250,056
3.000%, 7/28/14	2,500,000	2,518,373
3.000%, 9/29/14	1,000,000	1,012,499
4.625%, 10/15/14	3,500,000	3,850,910
2.625%, 11/20/14	2,000,000	2,062,856
5.250%, 9/15/16	505,000	571,676
4.875%, 12/15/16	5,000,000	5,568,425
5.000%, 2/13/17	2,900,000	3,242,423
5.000%, 5/11/17	4,400,000	4,925,039
(Zero Coupon), 6/1/17	1,500,000	1,218,219
5.375%, 6/12/17	2,410,000	2,748,000

		162,359,254

U.S. Treasuries (53.1%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,800,000	3,807,126
10.625%, 8/15/15	1,300,000	1,777,953
9.875%, 11/15/15	1,900,000	2,562,625
9.250%, 2/15/16	1,400,000	1,864,187
7.250%, 5/15/16	5,000,000	6,215,625
7.500%, 11/15/16	4,000,000	5,067,812
8.750%, 5/15/17	3,400,000	4,593,454
8.875%, 8/15/17	2,500,000	3,415,625
9.000%, 11/15/18	2,500,000	3,542,773
8.875%, 2/15/19	$4,000,000	$5,662,188
8.125%, 8/15/19	3,000,000	4,119,609
3.625%, 2/15/20	13,000,000	13,353,444
U.S. Treasury Notes
1.000%, 4/30/12	13,000,000	13,089,830
4.500%, 4/30/12	2,000,000	2,089,532
1.375%, 5/15/12	17,000,000	17,189,261
0.750%, 5/31/12	10,000,000	10,042,200
4.750%, 5/31/12	4,000,000	4,202,188
1.875%, 6/15/12	9,140,000	9,301,732
0.625%, 7/31/12	3,000,000	3,006,810
4.625%, 7/31/12	3,000,000	3,165,585
1.750%, 8/15/12	13,000,000	13,225,472
1.375%, 9/15/12	10,000,000	10,122,270
0.375%, 9/30/12	8,000,000	7,980,000
4.250%, 9/30/12	5,000,000	5,275,390
1.375%, 10/15/12	9,000,000	9,110,394
0.375%, 10/31/12	5,000,000	4,983,400
3.875%, 10/31/12	4,500,000	4,733,613
1.375%, 11/15/12	16,000,000	16,196,256
4.000%, 11/15/12	5,000,000	5,273,240
0.500%, 11/30/12	10,000,000	9,978,910
1.125%, 12/15/12	10,000,000	10,078,910
0.625%, 12/31/12	10,000,000	9,991,410
3.625%, 12/31/12	3,500,000	3,681,290
1.375%, 1/15/13	15,000,000	15,177,540
0.625%, 1/31/13	6,500,000	6,488,319
1.375%, 2/15/13	8,000,000	8,094,688
3.875%, 2/15/13	2,000,000	2,118,750
0.625%, 2/28/13	10,000,000	9,975,390
2.750%, 2/28/13	6,000,000	6,229,218
1.375%, 3/15/13	9,000,000	9,104,400
0.750%, 3/31/13	5,000,000	4,996,100
2.500%, 3/31/13	4,400,000	4,551,250
1.750%, 4/15/13	11,000,000	11,208,010
1.375%, 5/15/13	5,000,000	5,054,700
3.625%, 5/15/13	2,000,000	2,117,032
3.500%, 5/31/13	8,000,000	8,458,128
3.375%, 6/30/13	3,000,000	3,165,702
1.000%, 7/15/13	3,000,000	3,004,680
3.375%, 7/31/13	3,500,000	3,697,967
4.250%, 8/15/13	5,800,000	6,248,143
3.125%, 8/31/13	9,000,000	9,464,058
3.125%, 9/30/13	4,400,000	4,628,250
2.750%, 10/31/13	6,000,000	6,260,154
0.500%, 11/15/13	5,000,000	4,924,610
2.000%, 11/30/13	10,000,000	10,232,030
0.750%, 12/15/13	10,000,000	9,899,220
1.500%, 12/31/13	10,000,000	10,094,530
1.750%, 1/31/14	5,000,000	5,078,515
4.000%, 2/15/14	10,000,000	10,805,470
1.875%, 2/28/14	11,000,000	11,203,676
1.750%, 3/31/14	10,000,000	10,143,750
1.875%, 4/30/14	14,000,000	14,241,724
4.750%, 5/15/14	9,000,000	9,958,356
2.250%, 5/31/14	5,000,000	5,140,235
2.625%, 6/30/14	12,800,000	13,302,003
2.625%, 7/31/14	8,000,000	8,310,000
4.250%, 8/15/14	1,000,000	1,093,516
2.375%, 8/31/14	10,000,000	10,293,750
2.375%, 9/30/14	14,000,000	14,403,592
2.375%, 10/31/14	20,000,000	20,557,820
4.250%, 11/15/14	1,800,000	1,971,704
2.125%, 11/30/14	10,000,000	10,182,030
2.625%, 12/31/14	15,000,000	15,529,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 1/31/15	$15,000,000	$15,309,375
4.000%, 2/15/15	9,000,000	9,774,846
2.375%, 2/28/15	8,000,000	8,195,040
2.500%, 3/31/15	6,000,000	6,171,120
2.500%, 4/30/15	5,000,000	5,136,330
4.125%, 5/15/15	5,600,000	6,114,500
1.875%, 6/30/15	3,000,000	2,998,359
1.750%, 7/31/15	3,000,000	2,977,500
4.250%, 8/15/15	4,000,000	4,390,312
1.250%, 9/30/15	13,000,000	12,572,417
1.250%, 10/31/15	5,000,000	4,824,610
1.375%, 11/30/15	10,000,000	9,683,590
2.125%, 12/31/15	10,000,000	10,002,340
4.500%, 2/15/16	4,000,000	4,438,752
2.125%, 2/29/16	3,000,000	2,990,625
2.625%, 2/29/16	9,000,000	9,182,808
2.375%, 3/31/16	9,250,000	9,314,315
2.625%, 4/30/16	6,000,000	6,105,936
5.125%, 5/15/16	5,000,000	5,696,485
3.250%, 5/31/16	4,000,000	4,188,752
3.250%, 6/30/16	5,000,000	5,231,250
4.875%, 8/15/16	1,000,000	1,128,750
3.125%, 10/31/16	10,000,000	10,352,340
4.625%, 11/15/16	8,000,000	8,918,128
2.750%, 11/30/16	19,000,000	19,268,679
3.250%, 12/31/16	9,000,000	9,353,673
3.125%, 1/31/17	10,000,000	10,318,750
4.625%, 2/15/17	2,300,000	2,563,601
3.250%, 3/31/17	10,000,000	10,362,500
3.125%, 4/30/17	7,500,000	7,708,590
4.500%, 5/15/17	2,900,000	3,209,485
2.375%, 7/31/17	2,000,000	1,960,000
4.750%, 8/15/17	5,000,000	5,604,690
1.875%, 9/30/17	7,000,000	6,621,566
4.250%, 11/15/17	7,000,000	7,631,092
2.250%, 11/30/17	3,000,000	2,897,814
2.625%, 1/31/18	2,500,000	2,465,040
3.500%, 2/15/18	10,000,000	10,410,160
2.750%, 2/28/18	8,000,000	7,939,376
3.875%, 5/15/18	10,000,000	10,632,810
4.000%, 8/15/18	5,500,000	5,884,142
3.750%, 11/15/18	15,000,000	15,759,375
2.750%, 2/15/19	11,000,000	10,748,199
3.125%, 5/15/19	18,500,000	18,498,557
3.625%, 8/15/19	17,000,000	17,573,750
3.375%, 11/15/19	17,000,000	17,185,946
3.500%, 5/15/20	16,000,000	16,216,320
2.625%, 8/15/20	14,000,000	13,133,750
2.625%, 11/15/20	15,000,000	13,996,875
3.625%, 2/15/21	7,000,000	7,099,533

		976,851,557

Total Government Securities		1,275,820,485

Total Long-Term Debt Securities (71.8%) (Cost $1,308,370,488)		1,321,389,670

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(27.5%)
iShares Barclays 1-3 Year Treasury Bond Fund	2,481,000	207,783,750
iShares Barclays 3-7 Year Treasury Bond Fund	1,910,500	218,140,890
iShares Barclays 7-10 Year Treasury Bond Fund	853,500	$79,384,035

Total Investment Companies (27.5%%) (Cost $508,639,469)		505,308,675

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.3%)
JPMorgan Chase Nassau
0.000%, 4/1/11 (Cost $41,405,433)	$41,405,433	$41,405,433

Total Investments (101.6%) (Cost $1,858,415,390)		1,868,103,778
Other Assets Less Liabilities (-1.6%)		(28,887,037)

Net Assets (100%)		$1,839,216,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$41,256,563	$—	$41,256,563
Utilities	—	4,312,622	—	4,312,622
Government Securities
Agency ABS	—	136,609,674	—	136,609,674
U.S. Government Agencies	—	162,359,254	—	162,359,254
U.S. Treasuries	—	976,851,557	—	976,851,557
Investment Companies
Exchange Traded Funds (ETFs)	505,308,675	—	—	505,308,675
Short-Term Investments	—	41,405,433	—	41,405,433

Total Assets	$505,308,675	$1,362,795,103	$—	$1,868,103,778

Total Liabilities	$—	$—	$—	$—

Total	$505,308,675	$1,362,795,103	$—	$1,868,103,778

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,845,393
Long-term U.S. Treasury securities	78,608,622

$123,454,015

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$48,919,615
Long-term U.S. Treasury securities	106,713,032

$155,632,647

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,568,023
Aggregate gross unrealized depreciation	(8,318,921)

Net unrealized appreciation	$8,249,102

Federal income tax cost of investments	$1,859,854,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.6%)
AGL Energy Ltd.	23,055	$341,250
Alumina Ltd.	125,721	319,897
Amcor Ltd.	63,061	460,504
AMP Ltd.	105,915	594,874
Asciano Ltd.	141,637	254,914
ASX Ltd.	8,751	311,556
Australia & New Zealand Banking Group Ltd.	130,250	3,207,781
AXA Asia Pacific Holdings Ltd.(b)†‡	52,971	356,703
Bendigo and Adelaide Bank Ltd.	18,244	179,838
BGP Holdings plc(b)*†	1,044,151	—
BHP Billiton Ltd.	723,732	34,854,453
BHP Billiton Ltd. (ADR)	48,363	4,637,044
Billabong International Ltd.	9,468	73,939
BlueScope Steel Ltd.	87,730	179,218
Boral Ltd.	36,134	186,876
Brambles Ltd.	73,389	537,442
Caltex Australia Ltd.	7,037	113,548
CFS Retail Property Trust (REIT)	112,521	214,150
Coca-Cola Amatil Ltd.	29,027	352,483
Cochlear Ltd.	2,910	249,796
Commonwealth Bank of Australia	78,608	4,260,549
Computershare Ltd.	22,977	220,076
Crown Ltd.	22,006	185,510
CSL Ltd.	27,477	1,015,476
CSR Ltd.	29,041	98,527
Dexus Property Group (REIT)	249,118	219,024
Fairfax Media Ltd.	106,262	141,787
Fortescue Metals Group Ltd.	63,707	422,389
Foster's Group Ltd.	99,615	589,370
Goodman Fielder Ltd.	62,378	79,360
Goodman Group (REIT)	304,855	215,999
GPT Group (REIT)	88,394	287,091
Harvey Norman Holdings Ltd.	24,687	76,605
Incitec Pivot Ltd.	83,374	373,410
Insurance Australia Group Ltd.	108,441	402,676
Leighton Holdings Ltd.	6,818	207,969
Lend Lease Group	25,764	241,706
MacArthur Coal Ltd.	8,651	103,799
Macquarie Group Ltd.	17,546	664,243
MAp Group	19,674	61,863
Metcash Ltd.	39,554	170,197
Mirvac Group (REIT)	176,178	226,876
National Australia Bank Ltd.	109,072	2,916,361
Newcrest Mining Ltd.	38,831	1,599,364
OneSteel Ltd.	71,112	179,473
Orica Ltd.	18,690	509,785
Origin Energy Ltd.	54,584	915,764
OZ Minerals Ltd.	160,257	264,390
Paladin Energy Ltd.*	34,075	127,236
Qantas Airways Ltd.*	56,764	127,996
QBE Insurance Group Ltd.	53,370	975,442
QR National Ltd.*	85,656	296,804
Ramsay Health Care Ltd.	6,465	127,656
Rio Tinto Ltd.	22,175	1,943,886
Santos Ltd.	43,296	696,379
Sonic Healthcare Ltd.	19,352	239,801
SP AusNet	70,119	63,824
Stockland Corp., Ltd. (REIT)	124,182	476,541
Suncorp Group Ltd.	65,620	575,572
TABCORP Holdings Ltd.	34,964	270,876
Tatts Group Ltd.	64,462	156,023
Telstra Corp., Ltd.	220,452	$643,029
Toll Holdings Ltd.	35,389	217,065
Transurban Group	66,465	369,177
Wesfarmers Ltd.	50,949	1,674,777
Wesfarmers Ltd. (PPS)	7,823	260,473
Westfield Group (REIT)	111,325	1,075,492
Westfield Retail Trust (REIT)	146,061	395,825
Westpac Banking Corp.	151,800	3,820,159
Woodside Petroleum Ltd.	31,687	1,533,891
Woolworths Ltd.	60,994	1,695,836
WorleyParsons Ltd.	9,624	308,393

		82,148,058

Austria (0.1%)
Erste Group Bank AG	9,364	472,502
Immofinanz AG*	49,628	224,080
OMV AG	7,906	357,308
Raiffeisen Bank International AG	2,530	140,409
Telekom Austria AG	16,255	237,737
Verbund AG	2,998	133,199
Vienna Insurance Group AG	1,998	114,112
Voestalpine AG	5,586	262,273

		1,941,620

Belgium (0.4%)
Ageas	110,148	312,984
Anheuser-Busch InBev N.V.	36,742	2,092,984
Anheuser-Busch InBev N.V. (VVPR)* .	25,608	181
Bekaert S.A.	1,944	221,753
Belgacom S.A.	7,365	285,314
Cie Nationale a Portefeuille	1,245	85,706
Colruyt S.A.	4,100	215,919
Delhaize Group S.A.	4,988	406,114
Dexia S.A.*	26,525	103,301
Groupe Bruxelles Lambert S.A.	4,226	394,621
KBC Groep N.V.*	8,021	301,633
Mobistar S.A.	1,160	80,422
Solvay S.A.	3,108	368,185
UCB S.A.	5,475	207,907
Umicore S.A.	5,847	289,982

		5,367,006

Bermuda (0.8%)
Nabors Industries Ltd.*	74,959	2,277,254
PartnerReinsurance Ltd.	113,778	9,015,769
Seadrill Ltd.	14,308	517,445

		11,810,468

Brazil (1.7%)
Vale S.A. (ADR)	730,511	24,362,542

		24,362,542

Canada (11.8%)
Agrium, Inc. (When Issued)	279,915	25,824,958
Brookfield Asset Management, Inc., Class A	99,134	3,217,890
Canadian National Railway Co.	342,226	25,759,351
Canadian Natural Resources Ltd. (New York Exchange)	379,552	18,761,255
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	3,618,815
Canadian Pacific Railway Ltd. (New York Exchange)	224,835	14,465,884
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	6,672,772
Cenovus Energy, Inc. (New York Exchange)	138,826	5,466,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cenovus Energy, Inc. (Toronto Exchange)	37,774	$1,492,258
Ensign Energy Services, Inc.	15,370	289,485
Finning International, Inc.	171,922	5,078,748
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	138,717	8,174,593
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	427,272	25,204,420
Suncor Energy, Inc. (New York Exchange)	441,887	19,814,213
Suncor Energy, Inc. (Toronto Exchange)	116,754	5,236,167
Talisman Energy, Inc. (New York Exchange)	75,000	1,852,500
Talisman Energy, Inc. (Toronto Exchange)	118,836	2,938,111

		173,868,388

China (0.0%)
Foxconn International Holdings Ltd.*	93,558	56,169
Yangzijiang Shipbuilding Holdings Ltd.	102,652	147,402

		203,571

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	39,996	145,107

		145,107

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	29	266,508
A. P. Moller - Maersk A/S, Class B	66	620,836
Carlsberg A/S, Class B	5,354	576,492
Coloplast A/S, Class B	1,197	173,366
Danske Bank A/S*	30,780	681,569
DSV A/S	10,830	267,395
Novo Nordisk A/S, Class B	21,333	2,680,208
Novozymes A/S, Class B	2,246	343,867
Pandora A/S*	2,947	150,397
Tryg A/S	1,324	77,862
Vestas Wind Systems A/S*	10,358	449,269
William Demant Holding A/S*	1,235	106,946

		6,394,715

Finland (0.4%)
Elisa Oyj	6,877	151,357
Fortum Oyj*	22,376	759,802
Kesko Oyj, Class B*	3,450	161,348
Kone Oyj, Class B	8,022	461,572
Metso Oyj	6,441	346,323
Neste Oil Oyj	7,253	149,559
Nokia Oyj	191,744	1,639,949
Nokian Renkaat Oyj	5,569	237,008
Orion Oyj, Class B*	5,219	126,626
Outokumpu Oyj	6,440	111,529
Pohjola Bank plc, Class A	7,212	98,325
Rautaruukki Oyj	3,994	95,772
Sampo Oyj, Class A	20,971	669,000
Sanoma Oyj	4,295	97,207
Stora Enso Oyj, Class R	30,743	366,197
UPM-Kymmene Oyj*	27,183	574,774
Wartsila Oyj	8,084	315,631

		6,361,979

France (3.8%)
Accor S.A.	7,185	322,839
Aeroports de Paris S.A.	1,539	141,770
Air France-KLM*	7,194	119,795
Air Liquide S.A.	14,377	1,910,368
Alcatel-Lucent*	114,836	659,282
Alstom S.A.	10,412	$615,689
Atos Origin S.A.*	2,334	136,858
AXA S.A.‡	85,918	1,795,395
bioMerieux S.A.	436	45,731
BNP Paribas S.A.	48,746	3,565,365
Bouygues S.A.	11,885	570,739
Bureau Veritas S.A.	2,529	198,631
Cap Gemini S.A.	7,669	445,446
Carrefour S.A.	30,522	1,351,310
Casino Guichard Perrachon S.A.	2,628	248,753
Christian Dior S.A.	3,223	453,703
Cie de Saint-Gobain S.A.	20,197	1,236,665
Cie Generale de Geophysique-Veritas*.	7,318	263,892
Cie Generale des Etablissements Michelin, Class B	9,130	771,167
Cie Generale d’Optique Essilor International S.A.	10,171	755,311
CNP Assurances S.A.	8,164	173,319
Credit Agricole S.A.	48,658	798,535
Danone S.A.	29,631	1,935,670
Dassault Systemes S.A.	3,045	234,023
Edenred*	8,592	259,300
EDF S.A.	13,245	548,483
Eiffage S.A.	2,102	126,278
Eramet S.A.	277	102,381
Eurazeo S.A.	1,506	117,771
Eutelsat Communications S.A.	5,410	216,096
Fonciere des Regions (REIT)	1,251	133,306
France Telecom S.A.	94,262	2,112,028
GDF Suez S.A.	63,046	2,568,778
Gecina S.A. (REIT)	976	134,612
Groupe Eurotunnel S.A. (Registered)	27,569	293,304
ICADE (REIT)	1,167	144,019
Iliad S.A.	849	101,791
Imerys S.A.	1,856	136,067
J.C. Decaux S.A.*	3,465	116,283
Klepierre S.A. (REIT)	4,893	198,600
Lafarge S.A.	10,125	631,578
Lagardere S.C.A.	5,606	239,338
Legrand S.A.	7,952	330,818
L’Oreal S.A.	12,173	1,418,079
LVMH Moet Hennessy Louis Vuitton S.A.	12,446	1,970,217
Metropole Television S.A.	3,330	87,023
Natixis S.A.*	44,857	253,713
Neopost S.A.	1,644	144,010
PagesJaunes Groupe S.A.	6,130	61,394
Pernod-Ricard S.A.	10,129	945,983
Peugeot S.A.*	7,600	300,288
PPR S.A.	3,802	582,733
Publicis Groupe S.A.	6,246	350,311
Renault S.A.*	9,770	540,134
Safran S.A.	8,387	296,438
Sanofi-Aventis S.A.	53,535	3,753,658
Schneider Electric S.A.	12,352	2,111,134
SCOR SE	8,973	244,348
Societe BIC S.A.	1,385	123,108
Societe Generale S.A.	32,381	2,104,073
Societe Television Francaise 1 S.A.	5,980	109,792
Sodexo S.A.	4,975	363,316
Suez Environnement Co. S.A.	13,039	269,791
Technip S.A.	5,087	542,500
Thales S.A.	4,911	195,886
Total S.A.	107,590	6,549,630
Unibail-Rodamco S.A. (REIT)	4,638	1,004,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Vallourec S.A.	5,752	$645,291
Veolia Environnement S.A.	17,610	547,554
Vinci S.A.	22,330	1,395,434
Vivendi S.A.	62,820	1,793,924

		55,965,528

Germany (3.6%)
Adidas AG	10,577	666,368
Allianz SE (Registered)	23,145	3,248,292
Axel Springer AG	733	118,476
BASF SE	93,867	8,118,718
Bayer AG (Registered)	42,134	3,262,680
Bayerische Motoren Werke (BMW) AG	16,994	1,414,929
Bayerische Motoren Werke (BMW) AG (Preference)	2,701	153,133
Beiersdorf AG	5,253	320,600
Brenntag AG*	1,404	155,917
Celesio AG	4,404	108,163
Commerzbank AG*	42,722	332,940
Continental AG*	2,503	225,854
Daimler AG (Registered)*	45,927	3,244,624
Deutsche Bank AG (Registered)	47,403	2,786,943
Deutsche Boerse AG	10,004	759,214
Deutsche Lufthansa AG (Registered)*	12,191	258,379
Deutsche Post AG (Registered)	43,006	775,260
Deutsche Telekom AG (Registered)	144,097	2,219,809
E.ON AG	91,750	2,802,106
Fraport AG	1,907	139,751
Fresenius Medical Care AG & Co. KGaA	9,627	646,560
Fresenius SE & Co. KGaA	5,478	506,719
GEA Group AG	8,509	280,250
Hannover Rueckversicherung AG (Registered)	2,827	154,348
HeidelbergCement AG	7,076	494,235
Henkel AG & Co. KGaA	6,440	336,458
Henkel AG & Co. KGaA (Preference)	8,915	552,247
Hochtief AG	2,248	241,807
Infineon Technologies AG	54,368	557,459
K+S AG	7,341	554,203
Kabel Deutschland Holding AG*	2,677	141,890
Lanxess AG	4,187	313,187
Linde AG	8,584	1,355,817
MAN SE	5,279	658,363
Merck KGaA	3,441	310,541
Metro AG	6,554	447,837
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,609	1,511,584
Porsche Automobil Holding SE (Preference)	4,485	293,717
ProSiebenSat.1 Media AG (Preference)	3,779	110,620
Puma AG Rudolf Dassler Sport	276	80,948
RWE AG	21,470	1,367,554
RWE AG (Preference)	2,014	122,304
Salzgitter AG	2,052	161,981
SAP AG	43,730	2,677,284
Siemens AG (Registered)	41,896	5,742,157
Suedzucker AG	3,922	109,387
ThyssenKrupp AG	16,776	685,432
TUI AG*	6,783	81,065
United Internet AG (Registered)	6,252	112,526
Volkswagen AG	1,455	223,317
Volkswagen AG (Preference)	8,614	1,397,178
Wacker Chemie AG	809	$181,952

		53,523,083

Greece (0.1%)
Alpha Bank AE*	26,424	170,389
Coca Cola Hellenic Bottling Co. S.A.	9,395	252,311
EFG Eurobank Ergasias S.A.*	13,912	86,751
Hellenic Telecommunications Organization S.A.	11,721	130,895
National Bank of Greece S.A.*	48,477	430,759
OPAP S.A.	10,354	221,719
Public Power Corp. S.A.	4,929	85,641

		1,378,465

Hong Kong (1.1%)
AIA Group Ltd.*	400,000	1,231,592
ASM Pacific Technology Ltd.	9,907	124,370
Bank of East Asia Ltd.	78,180	332,176
BOC Hong Kong Holdings Ltd.	191,043	622,602
Cathay Pacific Airways Ltd.	59,575	142,762
Cheung Kong Holdings Ltd.	70,899	1,155,741
Cheung Kong Infrastructure Holdings Ltd.	23,340	110,271
CLP Holdings Ltd.	97,064	784,892
Esprit Holdings Ltd.	56,757	260,489
Hang Lung Group Ltd.	38,739	239,798
Hang Lung Properties Ltd.	125,438	549,095
Hang Seng Bank Ltd.	38,174	616,394
Henderson Land Development Co., Ltd.	56,190	389,358
Hong Kong & China Gas Co., Ltd.	213,928	513,193
Hong Kong Exchanges and Clearing Ltd.	52,127	1,132,533
Hopewell Holdings Ltd.	26,851	80,602
Hutchison Whampoa Ltd.	108,571	1,285,508
Hysan Development Co., Ltd.	32,459	133,532
Kerry Properties Ltd.	38,232	191,196
Li & Fung Ltd.	143,519	735,257
Lifestyle International Holdings Ltd.	30,741	73,587
Link REIT	117,686	368,405
MTR Corp.	74,529	275,943
New World Development Ltd.	130,780	231,009
Noble Group Ltd.	192,979	327,628
NWS Holdings Ltd.	68,215	104,359
Orient Overseas International Ltd.	11,452	120,209
PCCW Ltd.	201,585	83,966
Power Assets Holdings Ltd.	67,996	454,557
Shangri-La Asia Ltd.	71,859	185,686
Sino Land Co., Ltd.	132,038	234,589
SJM Holdings Ltd.	78,000	136,576
Sun Hung Kai Properties Ltd.	72,278	1,144,770
Swire Pacific Ltd., Class A	39,831	583,751
Wharf Holdings Ltd.	79,330	547,153
Wheelock & Co., Ltd.	47,116	176,869
Wing Hang Bank Ltd.	9,356	110,176
Yue Yuen Industrial Holdings Ltd.	39,199	124,724

		15,915,318

Ireland (0.3%)
Anglo Irish Bank Corp., Ltd.(b)*†	67,703	—
Bank of Ireland*	174,402	54,376
CRH plc	35,310	809,669
Elan Corp. plc*	24,136	166,068
Experian plc	49,915	618,168
James Hardie Industries SE (CDI)*	20,482	129,232
Kerry Group plc, Class A	7,203	268,167
Shire plc	29,028	843,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
WPP plc	64,849	$799,476

		3,688,479

Israel (0.3%)
Bank Hapoalim B.M.*	52,841	274,814
Bank Leumi Le-Israel B.M	62,260	318,791
Bezeq Israeli Telecommunication Corp., Ltd.	90,146	267,311
Cellcom Israel Ltd.	2,420	79,409
Delek Group Ltd.	233	63,066
Elbit Systems Ltd.	1,128	62,814
Israel Chemicals Ltd.	22,606	372,193
Israel Corp., Ltd.*	106	127,008
Israel Discount Bank Ltd., Class A*	37,255	78,562
Makhteshim-Agan Industries Ltd.*	13,228	69,974
Mizrahi Tefahot Bank Ltd.	5,929	66,952
NICE Systems Ltd.*	2,765	102,091
Partner Communications Co., Ltd.	4,173	79,329
Teva Pharmaceutical Industries Ltd.	47,486	2,382,316

		4,344,630

Italy (1.7%)
A2A S.p.A.	56,836	92,066
Assicurazioni Generali S.p.A.	59,271	1,283,503
Atlantia S.p.A.	15,177	347,798
Autogrill S.p.A.*	5,993	84,381
Banca Carige S.p.A.	21,305	50,453
Banca Monte dei Paschi di Siena S.p.A.*	106,148	132,456
Banco Popolare S.c.a.r.l.	75,386	224,785
Enel Green Power S.p.A.*	89,627	248,704
Enel S.p.A.	336,114	2,118,764
ENI S.p.A.	131,861	3,238,516
Exor S.p.A.	3,044	93,656
Fiat Industrial S.p.A.*	38,340	550,418
Fiat S.p.A.	38,340	347,203
Finmeccanica S.p.A.	19,492	245,302
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	51,955	137,321
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	387,052	1,145,331
Luxottica Group S.p.A.	6,176	201,661
Mediaset S.p.A.	37,729	239,757
Mediobanca S.p.A.	24,855	254,321
Parmalat S.p.A.	89,813	300,897
Pirelli & C. S.p.A.	12,119	106,485
Prysmian S.p.A.	10,525	225,829
Saipem S.p.A.	172,447	9,167,140
Snam Rete Gas S.p.A.	74,753	420,158
Telecom Italia S.p.A.	486,707	748,391
Telecom Italia S.p.A. (RNC)	299,770	403,167
Terna Rete Elettrica Nazionale S.p.A.	63,716	305,028
UniCredit S.p.A.	691,154	1,708,254
Unione di Banche Italiane S.c.p.A.	30,292	258,867

		24,680,612

Japan (7.9%)
77 Bank Ltd.	17,459	87,736
ABC-Mart, Inc.	1,240	45,095
Advantest Corp.	8,798	158,444
Aeon Co., Ltd.	30,652	355,236
Aeon Credit Service Co., Ltd.	3,838	52,831
Aeon Mall Co., Ltd.	4,362	93,659
Air Water, Inc.	7,000	85,249
Aisin Seiki Co., Ltd.	10,038	348,518
Ajinomoto Co., Inc.	34,168	356,139
Alfresa Holdings Corp.	1,866	71,674
All Nippon Airways Co., Ltd.	41,302	$123,141
Amada Co., Ltd.	17,148	143,072
Aozora Bank Ltd.	26,918	60,839
Asahi Breweries Ltd.	19,987	332,316
Asahi Glass Co., Ltd.	51,752	650,789
Asahi Kasei Corp.	66,078	445,657
Asics Corp.	7,948	106,254
Astellas Pharma, Inc.	22,830	845,352
Bank of Kyoto Ltd.	17,082	151,146
Bank of Yokohama Ltd.	63,700	302,495
Benesse Holdings, Inc.	3,274	134,022
Bridgestone Corp.	33,264	697,032
Brother Industries Ltd.	11,715	172,105
Canon Marketing Japan, Inc.	2,562	31,817
Canon, Inc.	57,730	2,512,414
Casio Computer Co., Ltd.	11,727	92,767
Central Japan Railway Co.	75	594,193
Chiba Bank Ltd.	39,672	222,255
Chiyoda Corp.	8,000	73,287
Chubu Electric Power Co., Inc.	33,354	741,824
Chugai Pharmaceutical Co., Ltd.	11,647	200,511
Chugoku Bank Ltd.	9,511	107,939
Chugoku Electric Power Co., Inc.	14,662	271,101
Chuo Mitsui Trust Holdings, Inc.	160,268	568,395
Citizen Holdings Co., Ltd.	12,852	74,009
Coca-Cola West Co., Ltd.	2,048	39,025
Cosmo Oil Co., Ltd.	31,222	97,217
Credit Saison Co., Ltd.	7,516	120,899
Dai Nippon Printing Co., Ltd.	29,162	355,147
Daicel Chemical Industries Ltd.	14,955	92,233
Daido Steel Co., Ltd.	14,519	82,562
Daihatsu Motor Co., Ltd.	10,200	148,622
Dai-ichi Life Insurance Co., Ltd.	411	620,107
Daiichi Sankyo Co., Ltd.	33,487	646,551
Daikin Industries Ltd.	12,223	366,043
Dainippon Sumitomo Pharma Co., Ltd.	8,292	77,258
Daito Trust Construction Co., Ltd.	4,038	278,165
Daiwa House Industry Co., Ltd.	23,658	290,677
Daiwa Securities Group, Inc.	86,476	397,137
DeNA Co., Ltd.	4,400	158,956
Denki Kagaku Kogyo KK	24,718	121,837
Denso Corp.	24,412	810,016
Dentsu, Inc.	8,691	224,328
Dowa Holdings Co., Ltd.	14,392	89,626
East Japan Railway Co.	17,320	963,032
Eisai Co., Ltd.	13,054	468,299
Electric Power Development Co., Ltd.	5,803	178,736
Elpida Memory, Inc.*	8,239	106,083
FamilyMart Co., Ltd.	3,104	116,615
FANUC Corp.	9,744	1,474,837
Fast Retailing Co., Ltd.	2,716	339,908
Fuji Electric Holdings Co., Ltd.	30,288	95,765
Fuji Heavy Industries Ltd.	29,480	189,965
Fuji Media Holdings, Inc.	19	26,588
Fujifilm Holdings Corp.	23,368	723,683
Fujitsu Ltd.	92,742	524,029
Fukuoka Financial Group, Inc.	39,983	166,315
Furukawa Electric Co., Ltd.	34,288	138,504
Gree, Inc.	4,400	73,792
GS Yuasa Corp.	19,963	132,719
Gunma Bank Ltd.	20,274	107,488
Hachijuni Bank Ltd.	23,088	132,954
Hakuhodo DY Holdings, Inc.	986	52,038
Hamamatsu Photonics KK	3,400	134,684
Hankyu Hanshin Holdings, Inc.	60,448	279,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hino Motors Ltd.	12,830	$62,777
Hirose Electric Co., Ltd.	1,566	168,687
Hiroshima Bank Ltd.	26,280	114,055
Hisamitsu Pharmaceutical Co., Inc.	3,667	147,906
Hitachi Chemical Co., Ltd.	4,988	101,403
Hitachi Construction Machinery Co., Ltd.	4,451	111,462
Hitachi High-Technologies Corp.	3,618	72,160
Hitachi Ltd.	232,211	1,208,793
Hitachi Metals Ltd.	8,386	105,657
Hokkaido Electric Power Co., Inc.	9,968	193,296
Hokuhoku Financial Group, Inc.	63,952	124,552
Hokuriku Electric Power Co.	8,738	197,913
Honda Motor Co., Ltd.	83,004	3,118,388
Hoya Corp.	22,002	502,041
Ibiden Co., Ltd.	6,834	215,832
Idemitsu Kosan Co., Ltd.	1,190	139,344
IHI Corp.	67,834	165,548
INPEX Corp.	110	834,455
Isetan Mitsukoshi Holdings Ltd.	18,448	166,116
Isuzu Motors Ltd.	61,138	241,818
Ito En Ltd.	2,711	47,226
ITOCHU Corp.	75,032	785,680
ITOCHU Techno-Solutions Corp.	1,534	49,664
Iyo Bank Ltd.	11,578	96,460
J. Front Retailing Co., Ltd.	25,068	104,274
Japan Petroleum Exploration Co.	1,310	65,516
Japan Prime Realty Investment Corp. (REIT)	32	86,405
Japan Real Estate Investment Corp. (REIT)	25	236,535
Japan Retail Fund Investment Corp. (REIT)	84	131,484
Japan Steel Works Ltd.	15,022	117,568
Japan Tobacco, Inc.	227	820,071
JFE Holdings, Inc.	23,176	678,172
JGC Corp.	10,326	241,701
Joyo Bank Ltd.	33,480	131,618
JS Group Corp.	13,123	340,775
JSR Corp.	9,518	190,978
JTEKT Corp.	12,282	159,763
Jupiter Telecommunications Co., Ltd.	131	128,669
JX Holdings, Inc.	112,078	754,553
Kajima Corp.	43,739	122,520
Kamigumi Co., Ltd.	10,704	91,495
Kaneka Corp.	16,644	115,856
Kansai Electric Power Co., Inc.	38,623	840,902
Kansai Paint Co., Ltd.	12,452	107,933
Kao Corp.	26,967	672,716
Kawasaki Heavy Industries Ltd.	73,840	324,903
Kawasaki Kisen Kaisha Ltd.	36,162	133,466
KDDI Corp.	146	903,943
Keikyu Corp.	23,466	168,985
Keio Corp.	31,347	187,298
Keisei Electric Railway Co., Ltd.	13,955	80,026
Keyence Corp.	2,049	524,443
Kikkoman Corp.	6,823	64,309
Kinden Corp.	7,696	70,039
Kintetsu Corp.	85,980	275,988
Kirin Holdings Co., Ltd.	41,991	551,769
Kobe Steel Ltd.	129,095	335,231
Koito Manufacturing Co., Ltd.	5,000	80,127
Komatsu Ltd.	48,172	1,636,041
Konami Corp.	5,188	96,051
Konica Minolta Holdings, Inc.	22,936	192,190
Kubota Corp.	59,508	$560,883
Kuraray Co., Ltd.	18,092	233,165
Kurita Water Industries Ltd.	5,814	171,876
Kyocera Corp.	8,204	831,446
Kyowa Hakko Kirin Co., Ltd.	13,267	124,408
Kyushu Electric Power Co., Inc.	19,588	382,670
Lawson, Inc.	3,080	148,483
Mabuchi Motor Co., Ltd.	1,552	73,887
Makita Corp.	5,746	267,336
Marubeni Corp.	85,668	616,917
Marui Group Co., Ltd.	11,386	73,507
Maruichi Steel Tube Ltd.	2,816	69,571
Matsui Securities Co., Ltd.	4,464	24,257
Mazda Motor Corp.	71,679	157,697
McDonald's Holdings Co. Japan Ltd.	2,880	69,524
Medipal Holdings Corp.	7,522	66,557
MEIJI Holdings Co., Ltd.	3,734	150,159
Minebea Co., Ltd.	19,711	108,768
Miraca Holdings, Inc.	2,700	103,384
Mitsubishi Chemical Holdings Corp.	64,859	407,805
Mitsubishi Corp.	68,984	1,914,932
Mitsubishi Electric Corp.	97,371	1,149,535
Mitsubishi Estate Co., Ltd.	60,011	1,015,093
Mitsubishi Gas Chemical Co., Inc.	19,711	141,470
Mitsubishi Heavy Industries Ltd.	151,256	694,636
Mitsubishi Logistics Corp.	6,008	67,173
Mitsubishi Materials Corp.	57,819	196,020
Mitsubishi Motors Corp.*	204,218	250,424
Mitsubishi Tanabe Pharma Corp.	11,890	192,973
Mitsubishi UFJ Financial Group, Inc.	644,416	2,974,943
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,930	117,475
Mitsui & Co., Ltd.	87,354	1,565,819
Mitsui Chemicals, Inc.	44,288	156,536
Mitsui Engineering & Shipbuilding Co., Ltd.	36,858	88,179
Mitsui Fudosan Co., Ltd.	42,427	700,316
Mitsui Mining & Smelting Co., Ltd.	30,162	104,795
Mitsui O.S.K. Lines Ltd.	56,575	325,793
Mitsumi Electric Co., Ltd.	4,800	63,881
Mizuho Financial Group, Inc.	1,046,637	1,736,426
Mizuho Securities Co., Ltd.	28,222	74,983
Mizuho Trust & Banking Co., Ltd.	72,588	65,450
MS&AD Insurance Group Holdings, Inc.	27,198	619,296
Murata Manufacturing Co., Ltd.	10,171	732,439
Nabtesco Corp.	4,700	118,206
Namco Bandai Holdings, Inc.	10,719	116,881
NEC Corp.*	135,742	295,375
NGK Insulators Ltd.	12,267	219,296
NGK Spark Plug Co., Ltd.	8,948	122,204
NHK Spring Co., Ltd.	8,075	79,993
Nidec Corp.	5,446	471,402
Nikon Corp.	16,759	345,536
Nintendo Co., Ltd.	5,039	1,361,221
Nippon Building Fund, Inc. (REIT)	27	262,924
Nippon Electric Glass Co., Ltd.	18,022	255,229
Nippon Express Co., Ltd.	45,427	174,215
Nippon Meat Packers, Inc.	9,075	114,447
Nippon Paper Group, Inc.	4,730	100,764
Nippon Sheet Glass Co., Ltd.	50,414	145,460
Nippon Steel Corp.	257,567	823,669
Nippon Telegraph & Telephone Corp.	24,387	1,095,040
Nippon Yusen KK	78,442	306,488
Nishi-Nippon City Bank Ltd.	35,480	101,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nissan Chemical Industries Ltd.	6,296	$65,094
Nissan Motor Co., Ltd.	126,648	1,123,662
Nisshin Seifun Group, Inc.	9,638	111,119
Nisshin Steel Co., Ltd.	31,672	68,157
Nisshinbo Holdings, Inc.	6,134	59,511
Nissin Foods Holdings Co., Ltd.	3,106	109,483
Nitori Holdings Co., Ltd.	1,925	169,172
Nitto Denko Corp.	8,611	456,534
NKSJ Holdings, Inc.	69,619	454,474
NOK Corp.	5,364	95,053
Nomura Holdings, Inc.	179,308	937,713
Nomura Real Estate Holdings, Inc.	4,575	69,357
Nomura Real Estate Office Fund, Inc. (REIT)	12	81,221
Nomura Research Institute Ltd.	5,588	123,342
NSK Ltd.	20,970	180,758
NTN Corp.	25,214	120,947
NTT Data Corp.	68	210,180
NTT DoCoMo, Inc.	784	1,377,985
NTT Urban Development Corp.	53	44,411
Obayashi Corp.	33,666	149,753
Obic Co., Ltd.	348	66,019
Odakyu Electric Railway Co., Ltd.	32,103	270,548
OJI Paper Co., Ltd.	43,612	207,102
Olympus Corp.	10,452	290,766
Omron Corp.	10,144	285,125
Ono Pharmaceutical Co., Ltd.	4,475	220,038
Oracle Corp. Japan	1,940	80,814
Oriental Land Co., Ltd.	2,486	197,553
ORIX Corp.	5,241	490,832
Osaka Gas Co., Ltd.	100,868	402,599
Otsuka Corp.	739	47,531
Otsuka Holdings Co., Ltd.	12,800	316,230
Panasonic Corp.	112,186	1,426,939
Rakuten, Inc.	377	339,019
Resona Holdings, Inc.	93,502	445,141
Ricoh Co., Ltd.	33,480	392,841
Rinnai Corp.	1,584	105,118
Rohm Co., Ltd.	5,126	321,068
Sankyo Co., Ltd.	2,798	143,466
Santen Pharmaceutical Co., Ltd.	4,131	164,634
Sapporo Hokuyo Holdings, Inc.	15,440	74,249
Sapporo Holdings Ltd.	12,704	47,346
SBI Holdings, Inc.	992	124,865
Secom Co., Ltd.	10,927	507,728
Sega Sammy Holdings, Inc.	9,875	171,667
Seiko Epson Corp.	6,722	107,642
Sekisui Chemical Co., Ltd.	22,214	173,856
Sekisui House Ltd.	28,970	271,659
Senshu Ikeda Holdings, Inc.	23,200	31,517
Seven & I Holdings Co., Ltd.	37,912	967,171
Seven Bank Ltd.	28	56,384
Sharp Corp.	49,938	495,298
Shikoku Electric Power Co., Inc.	8,943	243,304
Shimadzu Corp.	13,140	116,740
Shimamura Co., Ltd.	1,146	100,988
Shimano, Inc.	3,436	171,635
Shimizu Corp.	30,910	137,493
Shin-Etsu Chemical Co., Ltd.	21,064	1,047,122
Shinko Electric Industries Co., Ltd.	2,406	24,644
Shinsei Bank Ltd.	34,173	40,262
Shionogi & Co., Ltd.	15,807	269,658
Shiseido Co., Ltd.	17,022	294,682
Shizuoka Bank Ltd.	30,724	254,125
Showa Denko KK	76,382	153,352
Showa Shell Sekiyu KK	9,875	$103,048
SMC Corp.	2,648	435,815
Softbank Corp.	41,272	1,647,308
Sojitz Corp.	62,842	125,412
Sony Corp.	50,864	1,629,018
Sony Financial Holdings, Inc.	9,200	182,496
Square Enix Holdings Co., Ltd.	3,024	52,496
Stanley Electric Co., Ltd.	7,084	117,101
Sumco Corp.*	6,552	132,095
Sumitomo Chemical Co., Ltd.	82,158	409,901
Sumitomo Corp.	56,328	805,169
Sumitomo Electric Industries Ltd.	39,160	541,875
Sumitomo Heavy Industries Ltd.	25,784	168,318
Sumitomo Metal Industries Ltd.	164,920	368,780
Sumitomo Metal Mining Co., Ltd.	26,784	460,783
Sumitomo Mitsui Financial Group, Inc.	68,368	2,125,507
Sumitomo Realty & Development Co., Ltd.	18,526	370,609
Sumitomo Rubber Industries Ltd.	8,836	90,293
Suruga Bank Ltd.	10,890	96,620
Suzuken Co., Ltd.	3,806	100,389
Suzuki Motor Corp.	16,936	378,505
Sysmex Corp.	3,400	120,255
T&D Holdings, Inc.	13,584	334,782
Taisei Corp.	53,183	131,071
Taisho Pharmaceutical Co., Ltd.	7,571	163,835
Taiyo Nippon Sanso Corp.	11,392	94,910
Takashimaya Co., Ltd.	11,955	76,318
Takeda Pharmaceutical Co., Ltd.	37,823	1,764,285
TDK Corp.	6,171	364,637
Teijin Ltd.	48,250	215,785
Terumo Corp.	8,850	466,545
THK Co., Ltd.	6,208	156,133
Tobu Railway Co., Ltd.	40,991	167,552
Toho Co., Ltd.	6,046	86,714
Toho Gas Co., Ltd.	18,592	95,888
Tohoku Electric Power Co., Inc.	22,259	375,979
Tokio Marine Holdings, Inc.	36,815	984,330
Tokuyama Corp.	15,452	82,480
Tokyo Electric Power Co., Inc.	73,858	413,775
Tokyo Electron Ltd.	8,536	470,516
Tokyo Gas Co., Ltd.	128,711	588,004
Tokyo Steel Manufacturing Co., Ltd.	4,576	53,418
Tokyo Tatemono Co., Ltd.	22,392	83,721
Tokyu Corp.	61,011	253,051
Tokyu Land Corp.	23,592	102,673
TonenGeneral Sekiyu KK	12,830	158,408
Toppan Printing Co., Ltd.	29,910	235,886
Toray Industries, Inc.	73,774	536,587
Toshiba Corp.	204,683	1,001,515
Tosoh Corp.	24,095	86,612
TOTO Ltd.	14,267	114,747
Toyo Seikan Kaisha Ltd.	7,804	127,971
Toyo Suisan Kaisha Ltd.	4,756	103,262
Toyoda Gosei Co., Ltd.	2,942	61,295
Toyota Boshoku Corp.	2,992	43,056
Toyota Industries Corp.	9,218	278,823
Toyota Motor Corp.	140,436	5,655,934
Toyota Tsusho Corp.	10,914	180,019
Trend Micro, Inc.	4,482	119,351
Tsumura & Co.	3,004	94,259
Ube Industries Ltd.	50,123	159,685
Unicharm Corp.	6,394	232,530
UNY Co., Ltd.	9,311	86,416
Ushio, Inc.	6,064	118,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
USS Co., Ltd.	1,211	$94,195
West Japan Railway Co.	90	347,319
Yahoo! Japan Corp.	766	274,058
Yakult Honsha Co., Ltd.	4,907	125,418
Yamada Denki Co., Ltd.	4,182	282,051
Yamaguchi Financial Group, Inc.	10,763	99,633
Yamaha Corp.	8,179	92,724
Yamaha Motor Co., Ltd.*	13,532	236,216
Yamato Holdings Co., Ltd.	20,936	324,687
Yamato Kogyo Co., Ltd.	2,054	68,401
Yamazaki Baking Co., Ltd.	5,571	64,899
Yaskawa Electric Corp.	10,140	120,198
Yokogawa Electric Corp.*	10,503	80,054

		117,285,250

Luxembourg (1.0%)
ArcelorMittal S.A.	43,725	1,581,709
Millicom International Cellular S.A. (SDR)	3,715	355,497
SES S.A.	15,244	392,649
Tenaris S.A.	23,548	578,341
Tenaris S.A. (ADR)	246,195	12,176,805

		15,085,001

Macau (0.0%)
Sands China Ltd.*	121,467	271,087
Wynn Macau Ltd.	77,600	216,483

		487,570

Mauritius (0.0%)
Essar Energy plc*	16,162	122,661

		122,661

Mexico (0.0%)
Fresnillo plc	9,222	228,270

		228,270

Netherlands (2.4%)
Aegon N.V.*	80,989	606,485
Akzo Nobel N.V.	11,778	809,218
ASML Holding N.V.*	22,095	973,835
Core Laboratories N.V.	51,400	5,251,538
Corio N.V. (REIT)	3,047	213,147
Delta Lloyd N.V.	3,644	96,985
European Aeronautic Defence and Space Co. N.V.*	21,284	619,562
Fugro N.V. (CVA)	3,430	302,257
Heineken Holding N.V.	5,973	287,131
Heineken N.V.	13,126	717,207
ING Groep N.V. (CVA)*	193,803	2,452,967
Koninklijke (Royal) KPN N.V.	80,198	1,366,152
Koninklijke Ahold N.V.	61,083	819,615
Koninklijke Boskalis Westminster N.V.	3,483	184,191
Koninklijke DSM N.V.	7,735	475,259
Koninklijke Philips Electronics N.V.*	49,771	1,590,927
Koninklijke Vopak N.V.	3,562	171,382
QIAGEN N.V.*	12,456	248,814
Randstad Holding N.V.*	5,418	301,761
Reed Elsevier N.V.	35,173	452,612
Royal Dutch Shell plc, Class A	180,568	6,558,065
Royal Dutch Shell plc, Class B	137,305	4,977,982
SBM Offshore N.V.	8,638	250,711
TNT N.V.	18,623	477,704
Unilever N.V. (N.Y. Shares)	89,540	2,807,974
Unilever N.V. (CVA)	82,350	2,582,130
Wolters Kluwer N.V.	14,914	$348,746

		35,944,357

New Zealand (0.0%)
Auckland International Airport Ltd.	48,063	81,229
Contact Energy Ltd.*	16,256	72,187
Fletcher Building Ltd.	30,818	219,622
Sky City Entertainment Group Ltd.	29,859	77,004
Telecom Corp. of New Zealand Ltd.	98,532	151,112

		601,154

Norway (0.3%)
Aker Solutions ASA	8,136	186,987
DnB NOR ASA	50,235	770,750
Norsk Hydro ASA	47,373	388,561
Orkla ASA	38,114	369,407
Renewable Energy Corp. ASA*	20,299	71,245
Statoil ASA	56,920	1,577,838
Telenor ASA	41,976	690,713
Yara International ASA	9,326	472,518

		4,528,019

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	149,603	122,122
Banco Espirito Santo S.A. (Registered)	27,574	112,935
Brisa Auto-Estradas de Portugal S.A.	10,862	73,474
Cimpor Cimentos de Portugal SGPS S.A.	8,251	59,800
EDP - Energias de Portugal S.A.	96,160	374,492
Galp Energia SGPS S.A., Class B	11,588	248,062
Jeronimo Martins SGPS S.A.	11,352	182,599
Portugal Telecom SGPS S.A. (Registered)	30,923	356,903

		1,530,387

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)(b)†	77,522	119,189
CapitaLand Ltd.	134,502	352,127
CapitaMall Trust (REIT)	115,267	171,917
CapitaMalls Asia Ltd.	76,421	107,917
City Developments Ltd.	26,280	240,179
ComfortDelGro Corp., Ltd.	97,550	120,728
Cosco Corp., (Singapore) Ltd.	50,056	81,408
DBS Group Holdings Ltd.	87,795	1,019,690
Fraser and Neave Ltd.	47,620	227,050
Genting Singapore plc*	302,261	491,579
Global Logistic Properties Ltd.*	81,000	120,166
Golden Agri-Resources Ltd.	333,537	182,579
Hutchison Port Holdings Trust*	265,000	262,350
Jardine Cycle & Carriage Ltd.	5,449	158,218
Keppel Corp., Ltd.	66,078	644,791
Keppel Land Ltd.	36,000	128,235
Neptune Orient Lines Ltd.*	48,991	75,401
Olam International Ltd.	62,924	139,776
Oversea-Chinese Banking Corp., Ltd.	128,922	979,828
SembCorp Industries Ltd.	53,812	222,420
SembCorp Marine Ltd.	42,626	197,490
Singapore Airlines Ltd.	28,682	311,281
Singapore Exchange Ltd.	45,302	282,127
Singapore Press Holdings Ltd.	60,410	188,826
Singapore Technologies Engineering Ltd.	86,019	222,469
Singapore Telecommunications Ltd.	410,119	982,594
StarHub Ltd.	31,724	67,953
United Overseas Bank Ltd.	62,826	937,032
UOL Group Ltd.	22,532	84,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wilmar International Ltd.	94,455	$409,142

		9,529,370

Spain (1.4%)
Abertis Infraestructuras S.A.	15,471	336,118
Acciona S.A.	1,292	140,403
Acerinox S.A.	4,854	95,791
ACS Actividades de Construccion y Servicios S.A.	7,421	347,904
Amadeus IT Holding S.A., Class A*	10,081	192,872
Banco Bilbao Vizcaya Argentaria S.A.	217,155	2,634,665
Banco de Sabadell S.A.	54,754	239,543
Banco de Valencia S.A.*	10,663	47,753
Banco Popular Espanol S.A.	46,378	272,635
Banco Santander S.A. (BATS Europe Exchange)	422,550	4,905,680
Banco Santander S.A. (Euro Comp Exchange)	837	9,587
Bankinter S.A.	14,664	100,584
Criteria Caixacorp S.A.	44,767	315,760
EDP Renovaveis S.A.*	11,379	81,728
Enagas S.A.	9,223	208,088
Ferrovial S.A.	22,263	279,227
Fomento de Construcciones y Contratas S.A.	2,140	70,846
Gas Natural SDG S.A.	16,193	304,185
Gestevision Telecinco S.A.*	7,493	85,781
Grifols S.A.	6,910	120,452
Iberdrola Renovables S.A.	45,836	197,799
Iberdrola S.A.	192,338	1,672,560
Inditex S.A.	11,074	888,598
Indra Sistemas S.A.	5,244	105,160
Mapfre S.A.	42,152	158,843
Red Electrica Corporacion S.A.	5,244	298,015
Repsol YPF S.A.	37,157	1,273,029
Telefonica S.A.	209,198	5,237,238
Zardoya Otis S.A.	7,258	120,347

		20,741,191

Sweden (1.2%)
Alfa Laval AB	16,259	353,160
Assa Abloy AB, Class B	15,976	459,393
Atlas Copco AB, Class A	34,484	916,747
Atlas Copco AB, Class B	19,341	467,599
Boliden AB	13,726	295,749
Electrolux AB, Class B*	12,557	323,678
Getinge AB, Class B	10,294	254,092
Hennes & Mauritz AB, Class B	51,594	1,713,288
Hexagon AB, Class B	12,738	304,127
Holmen AB, Class B	2,761	95,447
Husqvarna AB, Class B	21,265	182,265
Industrivarden AB, Class C	5,764	102,460
Investor AB, Class B	23,625	573,417
Kinnevik Investment AB, Class B	10,432	243,120
Modern Times Group AB, Class B	2,525	192,018
Nordea Bank AB	134,060	1,467,632
Ratos AB, Class B	5,246	207,117
Sandvik AB	50,528	953,419
Scania AB, Class B	16,397	380,057
Securitas AB, Class B	16,137	192,128
Skandinaviska Enskilda Banken AB, Class A	70,808	631,583
Skanska AB, Class B	20,959	441,301
SKF AB, Class B	19,939	580,616
SSAB AB, Class A*	9,913	156,974
Svenska Cellulosa AB, Class B	29,443	473,932
Svenska Handelsbanken AB, Class A	24,505	$803,646
Swedbank AB, Class A	35,376	605,302
Swedish Match AB	11,640	387,084
Tele2 AB, Class B	16,143	372,891
Telefonaktiebolaget LM Ericsson, Class B	152,703	1,969,300
TeliaSonera AB	115,690	999,840
Volvo AB, Class B*	69,926	1,229,707

		18,329,089

Switzerland (9.9%)
ABB Ltd. (Registered)*	111,663	2,681,857
ABB Ltd. (ADR)*	127,192	3,076,775
Actelion Ltd. (Registered)*	5,431	312,497
Adecco S.A. (Registered)	6,446	423,885
Aryzta AG	4,240	216,963
Baloise Holding AG (Registered)	2,377	235,500
Cie Financiere Richemont S.A., Class A	26,359	1,522,422
Credit Suisse Group AG (Registered)	57,413	2,439,662
Foster Wheeler AG*	188,355	7,085,915
GAM Holding Ltd.*	10,667	202,656
Geberit AG (Registered)	1,948	424,170
Givaudan S.A. (Registered)*	420	422,286
Holcim Ltd. (Registered)	12,629	951,472
Julius Baer Group Ltd.	10,244	444,557
Kuehne + Nagel International AG (Registered)	2,649	370,600
Lindt & Spruengli AG	50	144,420
Lindt & Spruengli AG (Registered)	6	195,090
Logitech International S.A. (Registered)*	9,489	170,874
Lonza Group AG (Registered)	2,235	187,487
Nestle S.A. (Registered)	323,662	18,552,863
Nestle S.A. (Registered) (ADR)	155,035	8,911,412
Noble Corp.	565,882	25,815,537
Novartis AG (Registered)	132,226	7,172,019
Novartis AG (ADR)	54,051	2,937,672
Pargesa Holding S.A.	1,393	133,461
Roche Holding AG	35,781	5,111,015
Schindler Holding AG	2,357	283,302
Schindler Holding AG (Registered)	1,116	134,746
SGS S.A. (Registered)	272	484,181
Sika AG	103	248,052
Sonova Holding AG (Registered)	2,255	200,949
STMicroelectronics N.V.	32,684	404,835
Straumann Holding AG (Registered)	334	85,891
Swatch Group AG	1,534	678,233
Swatch Group AG (Registered)	2,241	178,109
Swiss Life Holding AG (Registered)*	1,538	254,184
Swiss Reinsurance Co., Ltd. (Registered)	17,732	1,014,498
Swisscom AG (Registered)	1,172	522,519
Syngenta AG (Registered)	4,805	1,561,560
Syngenta AG (ADR)	58,884	3,837,470
Transocean Ltd. (BATS Europe Exchange)*	16,238	1,276,411
Transocean Ltd. (New York Exchange)*	272,077	21,208,402
UBS AG (Registered)*	185,400	3,326,502
Weatherford International Ltd.*	683,856	15,455,146
Wolseley plc*	14,687	494,543
Xstrata plc	105,937	2,476,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Zurich Financial Services AG*	7,424	$2,078,073

		146,346,759

United Kingdom (10.3%)
3i Group plc	50,206	240,735
Admiral Group plc	9,632	240,119
Aggreko plc	13,339	337,239
AMEC plc	17,167	328,544
Anglo American plc	67,207	3,457,578
Antofagasta plc	20,401	445,418
ARM Holdings plc	65,797	606,921
Associated British Foods plc	18,370	292,334
AstraZeneca plc	72,015	3,307,523
Autonomy Corp. plc*	11,130	283,712
Aviva plc	143,128	993,735
Babcock International Group plc	18,475	184,050
BAE Systems plc	173,870	906,218
Balfour Beatty plc	36,478	201,185
Barclays plc	588,449	2,620,044
BG Group plc	172,284	4,286,623
BHP Billiton plc	111,621	4,404,935
BP plc	953,994	6,948,003
British American Tobacco plc	293,434	11,777,585
British American Tobacco plc (ADR)	68,962	5,585,232
British Land Co. plc (REIT)	45,701	405,057
British Sky Broadcasting Group plc	58,677	776,570
BT Group plc, Class A	388,463	1,156,608
Bunzl plc	16,969	202,665
Burberry Group plc	22,437	422,563
Cable & Wireless Worldwide plc	133,096	111,987
Cairn Energy plc*	71,247	528,155
Capita Group plc	32,236	384,228
Capital Shopping Centres Group plc (REIT)	30,416	186,879
Carnival plc	9,314	366,366
Centrica plc	258,849	1,350,794
Cobham plc	59,222	218,699
Compass Group plc	95,946	862,702
Diageo plc	462,873	8,799,109
Diageo plc (ADR)	69,538	5,300,186
Eurasian Natural Resources Corp.	13,129	197,241
Firstgroup plc	25,618	134,098
G4S plc	73,203	299,922
GlaxoSmithKline plc	264,459	5,046,396
Hammerson plc (REIT)	36,342	260,542
Home Retail Group plc	45,397	140,627
HSBC Holdings plc	899,662	9,251,154
ICAP plc	26,868	227,577
Imperial Tobacco Group plc	51,617	1,595,633
Inmarsat plc	22,555	218,544
Intercontinental Hotels Group plc	14,998	307,484
International Consolidated Airlines Group S.A.*	51,807	190,674
International Power plc	78,760	389,148
Intertek Group plc	8,166	266,452
Invensys plc	41,729	231,083
Investec plc	25,930	198,708
ITV plc*	184,968	229,517
J Sainsbury plc	61,206	329,220
Johnson Matthey plc	11,106	331,382
Kazakhmys plc	11,072	247,598
Kingfisher plc	122,168	481,920
Land Securities Group plc (REIT)	39,112	460,223
Legal & General Group plc	303,260	560,436
Lloyds Banking Group plc*	2,078,921	1,937,305
London Stock Exchange Group plc	8,345	111,447
Lonmin plc	7,934	$216,753
Man Group plc	88,536	349,250
Marks & Spencer Group plc	81,711	441,349
National Grid plc	177,590	1,692,246
Next plc	9,289	295,048
Old Mutual plc	272,825	595,226
Pearson plc	41,951	740,949
Petrofac Ltd.	13,280	317,213
Prudential plc	127,915	1,449,747
Randgold Resources Ltd.*	4,661	371,466
Reckitt Benckiser Group plc	31,339	1,609,774
Reed Elsevier plc	62,739	543,488
Resolution Ltd.	74,248	352,443
Rexam plc	45,364	264,457
Rio Tinto plc	273,965	19,245,471
Rio Tinto plc (ADR)	94,928	6,751,279
Rolls-Royce Group plc*	95,922	952,505
Royal Bank of Scotland Group plc*	874,665	572,340
RSA Insurance Group plc	176,528	372,390
SABMiller plc	48,511	1,717,906
Sage Group plc	67,945	303,122
Schroders plc	6,287	175,086
Scottish & Southern Energy plc	47,756	966,054
Segro plc (REIT)	38,932	200,792
Serco Group plc	25,382	227,205
Severn Trent plc	12,240	286,873
Smith & Nephew plc	45,817	516,702
Smiths Group plc	20,171	419,687
Standard Chartered plc	118,848	3,082,907
Standard Life plc	115,691	383,803
Subsea 7 S.A.	14,312	361,536
Tesco plc	406,245	2,482,970
Thomas Cook Group plc	44,403	121,521
TUI Travel plc	28,920	105,313
Tullow Oil plc	45,772	1,063,229
Unilever plc	65,362	1,992,221
United Utilities Group plc	35,269	334,662
Vedanta Resources plc	6,135	234,136
Vodafone Group plc	2,656,308	7,521,105
Weir Group plc	10,602	294,404
Whitbread plc	9,060	239,812
WM Morrison Supermarkets plc	108,900	482,165

		152,811,237

United States (3.4%)
Bunge Ltd.	67,568	4,887,193
Cooper Industries plc	214,838	13,942,986
Schlumberger Ltd.	322,444	30,071,127
Sims Metal Management Ltd.	7,811	141,469
Synthes, Inc.	3,114	421,077

		49,463,852

Total Common Stocks (70.7%) (Cost $731,138,358)		1,045,133,736

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%)
iShares FTSE China 25 Index Fund	84,710	3,808,562
iShares MSCI Australia Index Fund	103,715	2,760,893
iShares MSCI Austria Investable Market Index Fund	149,437	3,496,826
iShares MSCI Belgium Investable Market Index Fund	160,197	2,260,380
iShares MSCI BRIC Index Fund	68,916	3,467,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
iShares MSCI Canada Index Fund	53,758	$1,808,419
iShares MSCI EAFE Index Fund	600,066	36,057,966
iShares MSCI EAFE Small Cap Index Fund	25,000	1,083,500
iShares MSCI Emerging Markets Index Fund	101,332	4,933,855
iShares MSCI France Index Fund	107,167	2,886,007
iShares MSCI Germany Index Fund	360,010	9,342,259
iShares MSCI Hong Kong Index Fund	51,177	968,781
iShares MSCI Indonesia Investable Market Index Fund	19,500	582,075
iShares MSCI Israel Capped Investable Market Index Fund	9,500	561,165
iShares MSCI Italy Index Fund	309,848	5,756,976
iShares MSCI Japan Index Fund	1,054,280	10,869,627
iShares MSCI Malaysia Index Fund	12,062	178,156
iShares MSCI Mexico Investable Market Index Fund	12,448	782,357
iShares MSCI Netherlands Investable Market Index Fund	105,993	2,443,139
iShares MSCI Pacific ex-Japan Index Fund	109,292	5,280,989
iShares MSCI Singapore Index Fund	85,626	1,170,507
iShares MSCI South Korea Index Fund	6,400	411,840
iShares MSCI Spain Index Fund	48,221	2,045,535
iShares MSCI Sweden Index Fund	56,103	1,839,617
iShares MSCI Switzerland Index Fund	9,100	230,139
iShares MSCI Thailand Index Fund	2,418	161,547
iShares MSCI Turkey Index Fund	8,384	535,235
iShares S&P Europe 350 Index Fund	516,966	21,619,518
iShares S&P Latin America 40 Index Fund	31,247	1,680,776
SPDR DJ EURO Stoxx 50 Fund	129,464	5,270,479
SPDR S&P Emerging Asia Pacific ETF	27,979	2,383,251
SPDR S&P Emerging Europe ETF	20,067	1,097,665
Vanguard MSCI EAFE ETF	161,000	6,006,910
Vanguard MSCI Emerging Markets ETF	6,000	293,520

Total Investment Companies (9.8%) (Cost $111,834,800)		144,075,635

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Porsche Automobil Holding SE, expiring 4/12/11* (Cost $45,216)	4,485	38,880

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	28,904	$3,898

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.3%)
BlackRock Liquidity Funds TempFund 0.14%‡	3,950,651	3,950,651

	Principal Amount	Value (Note 1)
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 4/1/11	$2,418,291	2,418,291

Total Short-Term Investments (0.4%) (Cost $6,368,942)		6,368,942

Total Investments (80.9%) (Cost $849,387,316)		1,195,621,091
Other Assets Less Liabilities (19.1%)		283,168,365

Net Assets (100%)		$1,478,789,456

*	Non-income producing.

†	Securities (totaling $475,892 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

VVPR — Verlaagde Vooheffing Precompte Reduit (Belgium Dividend Coupon)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	3.2%
Consumer Staples	7.3
Energy	15.8
Exchange Traded Funds	9.8
Financials	10.8
Health Care	3.6
Industrials	9.5
Information Technology	2.0
Materials	14.2
Telecommunication Services	2.5
Utilities	1.8
Cash and Other	19.5

100.0%

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$341,868	$—	$—	$356,703	$4,994	$—
AXA S.A.	1,429,412	—	—	1,795,395	—	—
BlackRock Liquidity Funds TempFund	5,657,001	14,967,159	16,673,509	3,950,651	2,388	—

	$7,428,281	$14,967,159	$16,673,509	$6,102,749	$7,382	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,829	June-11	$112,490,515	$114,023,320	$1,532,805
E-Mini MSCI EAFE Index	29	June-11	2,353,362	2,446,150	92,788
FTSE 100 Index	741	June-11	68,786,171	69,949,769	1,163,598
SPI 200 Index	239	June-11	28,683,535	30,066,874	1,383,339
TOPIX Index	652	June-11	73,149,844	67,880,741	(5,269,103)

					$(1,096,573)

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000's)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	17,800	$25,189,373	$24,746,984	$442,389
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	144,225	1,734,724	1,752,175	(17,451)

					$424,938

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$58,401,778	$—	$58,401,778
Consumer Staples	27,491,997	78,569,586	—	106,061,583
Energy	171,725,581	57,819,389	—	229,544,970
Financials	12,233,659	138,721,761	475,892	151,431,312
Health Care	2,937,672	47,609,533	—	50,547,205
Industrials	76,082,431	75,945,049	—	152,027,480
Information Technology	—	27,630,980	—	27,630,980
Materials	98,792,306	109,983,091	—	208,775,397
Telecommunication Services	—	32,759,887	—	32,759,887
Utilities	—	27,953,144	—	27,953,144
Forward Currency Contracts	—	442,389	—	442,389
Futures	4,172,530	—	—	4,172,530
Investment Companies
Exchange Traded Funds (ETFs)	144,075,635	—	—	144,075,635
Rights
Consumer Discretionary	—	38,880	—	38,880
Short-Term Investments	—	6,368,942	—	6,368,942
Warrants
Consumer Staples	—	3,898	—	3,898

Total Assets	$537,511,811	$662,248,307	$475,892	$1,200,236,010

Liabilities:
Forward Currency Contracts	—	(17,451)	—	(17,451)
Futures	(5,269,103)	—	—	(5,269,103)

Total Liabilities	$(5,269,103)	$(17,451)	$—	$(5,286,554)

Total	$532,242,708	$662,230,856	$475,892	$1,194,949,456

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/10	$106	$9,571
Total gains or losses (realized/unrealized) included in earnings	8,984	(48)
Purchases	—	—
Sales	(106)	(9,523)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	466,908	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$475,892	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$8,984	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$12,704,064
Net Proceeds of Sales and Redemptions:
Stocks	$30,385,582

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,382,185
Aggregate gross unrealized depreciation	(21,084,204)

Net unrealized appreciation	$298,297,981

Federal income tax cost of investments	$897,323,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.0%)
BHP Billiton Ltd.	626,528	$30,173,172
Iluka Resources Ltd.	950,552	13,076,606
Newcrest Mining Ltd.	185,226	7,629,055

		50,878,833

Austria (1.1%)
Erste Group Bank AG	222,654	11,234,989

		11,234,989

Brazil (5.3%)
Banco Santander Brasil S.A. (ADR)	1,413,080	17,324,361
BM&F Bovespa S.A.	968,300	7,028,056
Brasil Brokers Participacoes S.A.	542,300	2,790,139
Diagnosticos da America S.A.	503,500	6,445,441
Fleury S.A.	346,600	5,095,029
Lojas Renner S.A.	160,600	5,227,259
LPS Brasil Consultoria de Imoveis S.A.	125,300	2,947,061
Petroleo Brasileiro S.A. (ADR)	165,130	6,676,206

		53,533,552

Canada (4.6%)
Canadian National Railway Co.	103,880	7,819,048
Magna International, Inc.	118,080	5,657,213
Suncor Energy, Inc.	376,302	16,876,339
Teck Resources Ltd., Class B	314,392	16,664,884

		47,017,484

China (0.5%)
China Construction Bank Corp., Class H	5,509,940	5,163,875

		5,163,875

Denmark (0.8%)
Novo Nordisk A/S, Class B	66,694	8,379,217

		8,379,217

Finland (1.0%)
Kone Oyj, Class B	175,739	10,111,727

		10,111,727

France (14.0%)
Air Liquide S.A.	78,232	10,395,208
Cie Generale d’Optique Essilor International S.A.	124,274	9,228,746
Danone S.A.	299,002	19,532,555
Dassault Systemes S.A.	155,448	11,946,918
Legrand S.A.	329,581	13,711,198
LVMH Moet Hennessy Louis Vuitton S.A.	153,148	24,243,518
Pernod-Ricard S.A.	130,531	12,190,745
Publicis Groupe S.A.	277,994	15,591,485
Schneider Electric S.A.	151,107	25,826,350

		142,666,723

Germany (8.6%)
Bayer AG (Registered)	160,060	12,394,375
Beiersdorf AG	74,803	4,565,356
Deutsche Boerse AG	142,754	10,833,752
Fresenius Medical Care AG & Co. KGaA	144,766	9,722,645
Henkel AG & Co. KGaA (Preference)	85,296	5,283,730
Infineon Technologies AG	788,871	8,088,643
Linde AG	107,808	17,027,944
SAP AG	154,595	9,464,776
Symrise AG	364,288	$10,681,605

		88,062,826

Hong Kong (3.8%)
China Unicom Hong Kong Ltd.	8,346,000	13,862,522
CNOOC Ltd.	2,685,000	6,765,528
Dairy Farm International Holdings Ltd.	855,000	7,113,600
Li & Fung Ltd.	2,204,000	11,291,231

		39,032,881

India (1.0%)
HDFC Bank Ltd.	98,454	5,179,018
Infosys Technologies Ltd. (ADR)	69,700	4,997,490

		10,176,508

Indonesia (0.7%)
PT Bank Rakyat Indonesia (Persero) Tbk	11,057,000	7,301,493

		7,301,493

Ireland (1.4%)
Accenture plc, Class A	257,020	14,128,389

		14,128,389

Israel (2.4%)
Check Point Software Technologies Ltd.*	99,240	5,066,202
NICE Systems Ltd. (ADR)*	225,100	8,315,194
Teva Pharmaceutical Industries Ltd. (ADR)	225,950	11,335,912

		24,717,308

Italy (1.4%)
Saipem S.p.A.	264,750	14,073,891

		14,073,891

Japan (9.4%)
Honda Motor Co., Ltd.	386,900	14,535,495
Hoya Corp.	218,900	4,994,857
INPEX Corp.	1,287	9,763,128
JGC Corp.	418,000	9,784,155
Lawson, Inc.	125,000	6,026,088
Miraca Holdings, Inc.	2,100	80,410
Nitto Denko Corp.	5,000	265,088
Nomura Holdings, Inc.	1,076,900	5,631,780
Santen Pharmaceutical Co., Ltd.	177,100	7,058,025
Shimano, Inc.	101,500	5,070,119
Shin-Etsu Chemical Co., Ltd.	294,100	14,620,143
Terumo Corp.	90,400	4,765,617
Unicharm Corp.	162,600	5,913,260
Yahoo! Japan Corp.	20,100	7,191,344

		95,699,509

Netherlands (3.2%)
Akzo Nobel N.V.	234,342	16,100,668
ASML Holding N.V. (N.Y. Shares)*	222,900	9,919,050
Heineken N.V.	111,566	6,095,982

		32,115,700

Panama (0.7%)
Copa Holdings S.A., Class A	144,220	7,614,816

		7,614,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Philippines (0.1%)
Philippine Long Distance Telephone Co.	15,215	$814,739

		814,739

Russia (1.2%)
Gazprom OAO (ADR)	374,460	12,121,270

		12,121,270

South Africa (0.8%)
MTN Group Ltd.	420,827	8,495,542

		8,495,542

South Korea (1.1%)
Samsung Electronics Co., Ltd.	12,600	10,705,319

		10,705,319

Spain (2.5%)
Amadeus IT Holding S.A., Class A*	368,787	7,055,707
Inditex S.A.	156,494	12,557,370
Telefonica S.A.	217,163	5,436,640

		25,049,717

Sweden (0.5%)
Hennes & Mauritz AB, Class B	151,020	5,014,939

		5,014,939

Switzerland (8.4%)
Cie Financiere Richemont S.A., Class A	124,088	7,166,977
Credit Suisse Group AG (Registered)	272,763	11,590,572
Julius Baer Group Ltd.	270,545	11,740,799
Kuehne + Nagel International AG (Registered)	38,270	5,354,050
Nestle S.A. (Registered)	312,655	17,921,922
Roche Holding AG	35,571	5,081,018
Schindler Holding AG	81,068	9,744,047
Sonova Holding AG (Registered)	110,749	9,869,141
Swatch Group AG	16,408	7,254,533

		85,723,059

Taiwan (2.2%)
Acer, Inc.	2,085,960	4,256,120
Taiwan Semiconductor Manufacturing Co., Ltd (ADR)	1,476,268	17,980,944

		22,237,064

Turkey (0.9%)
Akbank TAS	1,789,380	8,691,655

		8,691,655

United Kingdom (13.1%)
Aberdeen Asset Management plc	2,334,490	7,894,437
Bellway plc	329,204	3,675,639
Capita Group plc	753,513	8,981,277
Compass Group plc	1,102,350	9,911,825
Diageo plc	682,374	12,971,773
Hays plc	4,458,286	8,317,756
HSBC Holdings plc	1,358,149	13,965,740
ICAP plc	661,307	5,601,387
Intertek Group plc	288,489	9,413,231
Michael Page International plc	1,281,113	10,563,530
Reckitt Benckiser Group plc	297,539	15,283,532
Standard Chartered plc	602,529	15,629,550
Tesco plc	1,854,058	$11,332,006

		133,541,683

United States (0.8%)
Synthes, Inc.	57,691	7,801,004

		7,801,004

Total Common Stocks (96.5%) (Cost $785,185,598)		982,105,712

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (2.9%)
Barclays U.S. Funding Corp.
0.10%, 4/1/11(p)	$20,365,000	20,364,943
JPMorgan Chase & Co.
0.01%, 4/1/11(p)	8,849,000	8,848,998

Total Commercial Paper		29,213,941

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 4/1/11	348,829	348,829

Total Short-Term Investments (2.9%) (Cost $29,562,830)		29,562,770

Total Investments (99.4%) (Cost $814,748,428)		1,011,668,482
Other Assets Less Liabilities (0.6%)		6,286,154

Net Assets (100%)		$1,017,954,636

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	12.4%
Consumer Staples	12.2
Energy	6.7
Financials	14.7
Health Care	9.6
Industrials	12.5
Information Technology	12.3
Materials	13.3
Telecommunication Services	2.8
Cash and Other	3.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,884,472	$116,313,131	$—	$127,197,603
Consumer Staples	—	124,230,549	—	124,230,549
Energy	23,552,545	42,723,817	—	66,276,362
Financials	30,089,617	120,459,047	—	150,548,664
Health Care	22,876,382	74,380,198	—	97,256,580
Industrials	15,433,864	111,807,321	—	127,241,185
Information Technology	60,407,269	63,703,684	—	124,110,953
Materials	16,664,884	119,969,489	—	136,634,373
Telecommunication Services	—	28,609,443	—	28,609,443
Short-Term Investments	—	29,562,770	—	29,562,770

Total Assets	$179,909,033	$831,759,449	$—	$1,011,668,482

Total Liabilities	$—	$—	$—	$—

Total	$179,909,033	$831,759,449	$—	$1,011,668,482

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$212,784,275
Net Proceeds of Sales and Redemptions:
Stocks	$209,506,288

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,137,460
Aggregate gross unrealized depreciation	(10,437,185)

Net unrealized appreciation	$178,700,275

Federal income tax cost of investments	$832,968,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.9%)
Abacus Property Group (REIT)	16,300	$39,621
Adelaide Brighton Ltd.	32,260	107,445
AGL Energy Ltd.	30,510	451,595
Alumina Ltd.	164,830	419,410
Amcor Ltd.	81,350	594,059
AMP Ltd.	139,440	783,168
Ansell Ltd.	9,020	126,139
APA Group	30,790	134,079
APN News & Media Ltd.	26,980	43,395
Aquarius Platinum Ltd.	26,210	146,125
Aquila Resources Ltd.*	10,590	102,308
Ardent Leisure Group (REIT)	20,240	29,937
Aristocrat Leisure Ltd.	28,660	96,345
Asciano Ltd.	194,810	350,613
ASX Ltd.	11,660	415,123
Atlas Iron Ltd.*	46,390	178,978
Aurora Oil and Gas Ltd.*	26,730	82,392
Ausdrill Ltd.	13,040	51,254
Austar United Communications Ltd.*	38,700	52,639
Australand Property Group (REIT)	15,640	49,502
Australia & New Zealand Banking Group Ltd.	172,630	4,251,510
Australian Infrastructure Fund	40,960	81,133
AWE Ltd.*	35,640	63,959
Bank of Queensland Ltd.	14,650	150,320
Beach Energy Ltd.	71,950	72,189
Bendigo and Adelaide Bank Ltd.	23,310	229,775
BHP Billiton Ltd.	223,440	10,760,722
Billabong International Ltd.	13,840	108,081
BlueScope Steel Ltd.	120,680	246,530
Boral Ltd.	47,710	246,744
Bow Energy Ltd.*	21,390	22,235
Bradken Ltd.	8,920	72,427
Brambles Ltd.	94,680	693,360
Bunnings Warehouse Property Trust (REIT)	26,350	46,743
Cabcharge Australia Ltd.	7,330	41,851
Caltex Australia Ltd.	8,990	145,061
Carnarvon Petroleum Ltd.*	44,140	15,523
carsales.com.au Ltd.	6,620	35,469
CFS Retail Property Trust (REIT)	156,330	297,528
Challenger Ltd.	31,040	158,284
Charter Hall Group (REIT)	16,050	40,673
Charter Hall Office REIT (REIT)	27,370	93,707
Charter Hall Retail REIT (REIT)	17,600	56,798
Coca-Cola Amatil Ltd.	34,720	421,614
Cochlear Ltd.	3,760	322,761
Commonwealth Bank of Australia	103,100	5,588,014
Commonwealth Property Office Fund (REIT)	152,010	135,219
Computershare Ltd.	31,690	303,529
ConnectEast Group	262,330	123,460
Crown Ltd.	31,990	269,674
CSL Ltd.	36,600	1,352,638
CSR Ltd.	34,360	116,572
Cudeco Ltd.*†	8,670	27,711
David Jones Ltd.	33,330	163,756
Dexus Property Group (REIT)	322,170	283,251
Downer EDI Ltd.	27,550	108,001
DUET Group	54,870	95,064
DuluxGroup Ltd.	23,910	67,022
Eastern Star Gas Ltd.*	54,310	42,413
Emeco Holdings Ltd.	42,030	$52,821
Energy Resources of Australia Ltd.	4,010	32,975
Energy World Corp., Ltd.*	56,030	28,108
Envestra Ltd.	48,940	30,373
Equinox Minerals Ltd.*	23,800	138,350
Extract Resources Ltd.*	6,280	51,316
Fairfax Media Ltd.	136,840	182,587
FKP Property Group	46,310	40,716
Fleetwood Corp., Ltd.	3,090	38,705
Flight Centre Ltd.	3,670	84,576
Fortescue Metals Group Ltd.	83,400	552,957
Foster’s Group Ltd.	128,300	759,085
Gindalbie Metals Ltd.*	39,540	46,419
Goodman Fielder Ltd.	88,220	112,238
Goodman Group (REIT)	424,080	300,473
GPT Group (REIT)	113,930	370,029
GrainCorp Ltd.	13,200	103,903
GUD Holdings Ltd.	4,390	43,501
Gunns Ltd.*	55,770	35,765
GWA Group Ltd.	19,840	67,926
Harvey Norman Holdings Ltd.	38,060	118,102
Hastings Diversified Utilities Fund	27,700	45,842
Hills Holdings Ltd.	13,550	21,444
Iluka Resources Ltd.	27,860	383,266
Incitec Pivot Ltd.	108,440	485,674
Independence Group NL	9,110	62,097
Infigen Energy	52,600	20,131
ING Industrial Fund (REIT)†	167,230	92,541
ING Office Fund (REIT)	188,540	120,910
Insurance Australia Group Ltd.	137,910	512,103
Intrepid Mines Ltd.*	27,630	58,587
Invocare Ltd.	6,750	49,432
IOOF Holdings Ltd.	12,000	89,988
Iress Market Technology Ltd.	6,640	64,217
JB Hi-Fi Ltd.	7,190	149,706
Kagara Ltd.*	36,340	23,117
Karoon Gas Australia Ltd.*	11,310	83,761
Kingsgate Consolidated Ltd.	8,170	73,436
Leighton Holdings Ltd.	9,660	294,659
Lend Lease Group	33,910	318,128
Linc Energy Ltd.	19,830	59,893
Lynas Corp., Ltd.*	107,560	250,323
MacArthur Coal Ltd.	9,680	116,145
Macmahon Holdings Ltd.	40,550	23,698
Macquarie Atlas Roads Group*	26,330	52,154
Macquarie Group Ltd.	22,940	868,444
MAp Group	96,100	302,179
Medusa Mining Ltd.	9,830	71,174
Mermaid Marine Australia Ltd.	13,460	44,691
Metcash Ltd.	51,110	219,921
Mincor Resources NL	12,930	18,389
Mineral Resources Ltd.	7,250	93,588
Mirabela Nickel Ltd.*	30,630	62,097
Mirvac Group (REIT)	227,380	292,812
Monadelphous Group Ltd.	5,280	116,873
Mount Gibson Iron Ltd.*	42,690	87,871
Murchison Metals Ltd.*	22,280	22,930
Myer Holdings Ltd.	38,720	128,561
National Australia Bank Ltd.	144,140	3,854,008
Newcrest Mining Ltd.	50,820	2,093,165
Nufarm Ltd.*	11,910	63,690
OceanaGold Corp.*	8,150	22,508
Octaviar Ltd.(b)*†	9,487,254	—
OneSteel Ltd.	88,270	222,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Orica Ltd.	23,910	$652,165
Origin Energy Ltd.	70,356	1,180,374
OZ Minerals Ltd.	215,620	355,727
Pacific Brands Ltd.	62,010	54,198
Paladin Energy Ltd.*	47,200	176,245
PanAust Ltd.*	156,370	126,967
Panoramic Resources Ltd.	12,780	30,007
Perpetual Ltd.	2,830	85,153
Perseus Mining Ltd.*	24,460	78,178
Platinum Asset Management Ltd.	15,920	79,206
Primary Health Care Ltd.	29,560	100,899
Qantas Airways Ltd.*	150,810	340,059
QBE Insurance Group Ltd.	70,010	1,279,570
Ramsay Health Care Ltd.	8,580	169,418
Regis Resources Ltd.*	24,410	56,809
Reject Shop Ltd.	1,700	21,347
Resolute Mining Ltd.*	23,620	30,417
Rio Tinto Ltd.	29,010	2,543,050
Riversdale Mining Ltd.*	10,080	172,346
Roc Oil Co., Ltd.*	47,480	19,399
Sandfire Resources NL*	5,890	41,793
Santos Ltd.	55,160	887,201
Seek Ltd.	21,740	152,011
Seven Group Holdings Ltd.	6,490	60,349
Sigma Pharmaceuticals Ltd.*	76,540	38,793
SMS Management & Technology Ltd.	4,420	29,580
Sonic Healthcare Ltd.	25,860	320,445
Southern Cross Media Group Ltd.	20,100	34,512
SP AusNet	86,900	79,099
Spark Infrastructure Group§	78,800	91,288
Spotless Group Ltd.	17,250	34,614
St Barbara Ltd.*	21,600	48,705
Stockland Corp., Ltd. (REIT)	158,660	608,848
Suncorp Group Ltd.	84,610	742,139
Sundance Resources Ltd.*	145,220	69,847
TABCORP Holdings Ltd.	45,600	353,276
Tatts Group Ltd.	84,760	205,151
Telstra Corp., Ltd.	740,790	2,160,786
Ten Network Holdings Ltd.	40,220	54,290
Toll Holdings Ltd.	43,530	267,000
Tower Australia Group Ltd.	19,880	81,223
TPG Telecom Ltd.	19,060	32,924
Transfield Services Ltd.	30,870	106,967
Transpacific Industries Group Ltd.*	32,370	37,500
Transurban Group	95,470	530,284
UGL Ltd.	10,900	176,896
Virgin Blue Holdings Ltd.*	96,120	31,318
Wesfarmers Ltd.	77,100	2,534,404
West Australian Newspapers Holdings Ltd.	11,180	61,405
Western Areas NL	9,480	66,286
Westfield Group (REIT)	140,970	1,361,887
Westfield Retail Trust (REIT)	187,050	506,905
Westpac Banking Corp.	199,880	5,030,127
White Energy Co., Ltd.*	16,190	51,913
Whitehaven Coal Ltd.	14,580	100,891
Woodside Petroleum Ltd.	39,490	1,911,615
Woolworths Ltd.	80,720	2,244,285
WorleyParsons Ltd.	13,490	432,276
Wotif.com Holdings Ltd.	7,860	$44,390

		76,008,060

Austria (0.6%)
Erste Group Bank AG	174,162	8,788,111

		8,788,111

Belgium (0.9%)
Anheuser-Busch InBev N.V.	246,511	14,042,340

		14,042,340

Brazil (2.5%)
Banco Bradesco S.A. (Preference)	511,200	10,445,369
Fibria Celulose S.A. (ADR)*	100,087	1,643,429
Itau Unibanco Holding S.A. (Preference) (ADR)	373,885	8,991,934
Petroleo Brasileiro S.A. (Preference)	583,700	10,171,356
Suzano Papel e Celulose S.A. (Preference)	131,500	1,228,294
Vale S.A. (Preference), Class A	239,600	6,960,603

		39,440,985

Canada (0.0%)
Eldorado Gold Corp.	2,770	44,954

		44,954

China (1.0%)
China Life Insurance Co., Ltd., Class H	1,548,000	5,811,057
China Pacific Insurance Group Co., Ltd., Class H	558,800	2,349,122
PetroChina Co., Ltd., Class H	4,982,000	7,544,846

		15,705,025

Denmark (1.2%)
A. P. Moller - Maersk A/S, Class B	493	4,637,453
Novo Nordisk A/S, Class B	114,805	14,423,726

		19,061,179

Finland (0.3%)
Nokia Oyj	499,110	4,268,789

		4,268,789

France (11.0%)
Accor S.A.	59,239	2,661,746
Air Liquide S.A.	37,500	4,982,875
Alstom S.A.	27,440	1,622,600
BNP Paribas S.A.	257,353	18,823,234
Carrefour S.A.	81,220	3,595,880
Cie de Saint-Gobain S.A.	119,490	7,316,388
Cie Generale d’Optique Essilor International S.A.	39,115	2,904,730
Credit Agricole S.A.	141,290	2,318,735
Danone S.A.	207,924	13,582,809
France Telecom S.A.	254,370	5,699,397
GDF Suez S.A.	177,640	7,237,853
J.C. Decaux S.A.*	119,439	4,008,289
L’Oreal S.A.	64,443	7,507,212
LVMH Moet Hennessy Louis Vuitton S.A.	34,330	5,434,481
Pernod-Ricard S.A.	83,649	7,812,271
Sanofi-Aventis S.A.	149,140	10,457,096
Schneider Electric S.A.	93,422	15,967,157
Societe Generale S.A.	189,678	12,325,015
Total S.A.	295,950	18,016,201
Unibail-Rodamco S.A. (REIT)	42,275	9,157,569
Vinci S.A.	69,320	4,331,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Vivendi S.A.	164,790	$4,705,839

		170,469,283

Germany (7.9%)
Allianz SE (Registered)	129,085	18,116,475
BASF SE	122,500	10,595,235
Bayer AG (Registered)	110,210	8,534,200
Bayerische Motoren Werke (BMW) AG	42,840	3,566,880
Daimler AG (Registered)*	239,881	16,946,974
Deutsche Bank AG (Registered)	124,120	7,297,330
Deutsche Boerse AG	25,990	1,972,409
Deutsche Telekom AG (Registered)	397,060	6,116,695
E.ON AG	266,690	8,144,889
Linde AG	68,261	10,781,616
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	22,550	3,547,322
RWE AG	55,110	3,510,290
SAP AG	123,190	7,542,066
Siemens AG (Registered)	115,040	15,767,085

		122,439,466

Hong Kong (1.0%)
Cheung Kong Holdings Ltd.	473,000	7,710,486
China Mobile Ltd.	763,500	7,032,773

		14,743,259

Ireland (0.7%)
CRH plc (BATS Europe Exchange)	95,670	2,193,741
CRH plc (EURO OTC Exchange)	188,319	4,323,548
Experian plc	77,950	965,366
James Hardie Industries SE (CDI)*	28,820	181,841
Shire plc	42,730	1,241,395
WPP plc	96,140	1,185,240

		10,091,131

Italy (2.2%)
Assicurazioni Generali S.p.A.	178,070	3,856,073
Enel S.p.A.	849,350	5,354,053
ENI S.p.A.	526,875	12,940,090
Intesa Sanpaolo S.p.A.	1,423,210	4,211,440
Telecom Italia S.p.A.	1,382,980	2,126,556
UniCredit S.p.A.	2,264,100	5,595,942

		34,084,154

Japan (13.1%)
77 Bank Ltd.	20,000	100,505
A&A Material Corp.*	2,000	2,380
A&D Co., Ltd.	1,200	3,982
ABC-Mart, Inc.	1,400	50,914
Accordia Golf Co., Ltd.	40	28,228
Achilles Corp.	10,000	14,907
Acom Co., Ltd.*	2,460	33,035
ADEKA Corp.	5,100	49,725
Advan Co., Ltd.	700	5,781
Advanex, Inc.*	2,000	1,875
Advantest Corp.	8,400	151,277
Aeon Co., Ltd.	43,100	499,500
Aeon Credit Service Co., Ltd.	5,400	74,333
Aeon Delight Co., Ltd.	1,400	23,395
Aeon Fantasy Co., Ltd.	400	4,020
Aeon Hokkaido Corp.*	900	3,506
Aeon Mall Co., Ltd.	5,500	118,093
Agrex, Inc.	200	1,914
Ai Holdings Corp.	2,100	8,584
Aica Kogyo Co., Ltd.	3,700	48,485
Aichi Bank Ltd.	400	24,910
Aichi Corp.	2,100	9,619
Aichi Machine Industry Co., Ltd.	2,000	7,165
Aichi Steel Corp.	6,000	$36,283
Aichi Tokei Denki Co., Ltd.	1,000	3,462
Aida Engineering Ltd.	3,300	14,838
Aiful Corp.*	10,100	12,628
Aigan Co., Ltd.	900	5,020
Ain Pharmaciez, Inc.	500	17,492
Aiphone Co., Ltd.	800	13,397
Air Water, Inc.	10,000	121,784
Airport Facilities Co., Ltd.	1,200	5,194
Airtech Japan Ltd.	300	1,425
Aisan Industry Co., Ltd.	1,500	15,400
Aisin Seiki Co., Ltd.	10,200	354,143
Ajinomoto Co., Inc.	37,000	385,658
Akebono Brake Industry Co., Ltd.	5,700	29,055
Akita Bank Ltd.	8,000	25,968
Alconix Corp.	200	5,028
Alfresa Holdings Corp.	3,200	122,914
All Nippon Airways Co., Ltd.	165,000	491,945
Alpen Co., Ltd.	700	12,068
Alpha Corp.	300	3,264
Alpha Systems, Inc.	300	4,775
Alpine Electronics, Inc.	2,400	26,920
Alps Electric Co., Ltd.	9,800	94,136
Altech Co., Ltd.	500	1,924
Altech Corp.	500	3,841
Amada Co., Ltd.	18,000	150,180
Amano Corp.	3,400	32,578
Amuse, Inc.	300	3,322
Ando Corp.	4,000	6,059
Anest Iwata Corp.	2,000	10,700
Anritsu Corp.	5,000	38,050
AOC Holdings, Inc.	3,300	22,138
AOI Advertising Promotion, Inc.	500	2,621
AOKI Holdings, Inc.	1,100	17,919
Aomori Bank Ltd.	9,000	27,591
Aoyama Trading Co., Ltd.	3,100	49,604
Aozora Bank Ltd.	44,000	99,447
Arakawa Chemical Industries Ltd.	1,000	9,894
Araya Industrial Co., Ltd.	2,000	3,294
Arc Land Sakamoto Co., Ltd.	700	8,382
Arcs Co., Ltd.	1,500	22,668
Argo Graphics, Inc.	400	5,266
Ariake Japan Co., Ltd.	1,100	18,144
Arisawa Manufacturing Co., Ltd.	2,000	10,748
Arnest One Corp.	2,200	21,952
Arrk Corp.*	4,200	5,302
Art Corp.	200	4,328
As One Corp.	800	16,879
Asahi Breweries Ltd.	26,000	432,291
Asahi Co., Ltd.	500	8,896
Asahi Diamond Industrial Co., Ltd.	2,000	38,375
Asahi Glass Co., Ltd.	64,000	804,809
Asahi Holdings, Inc.	1,800	36,615
Asahi Kasei Corp.	75,000	505,831
Asahi Kogyosha Co., Ltd.	1,000	4,508
Asahi Net, Inc.	1,000	3,811
Asahi Organic Chemicals Industry Co., Ltd.	4,000	11,108
Asahi TEC Corp.*	9,000	3,246
Asanuma Corp.	4,000	5,001
Asatsu-DK, Inc.	2,000	53,571
Ashimori Industry Co., Ltd.*	3,000	4,797
Asics Corp.	11,000	147,055
ASKA Pharmaceutical Co., Ltd.	1,000	8,908
ASKUL Corp.	900	12,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Astellas Pharma, Inc.	28,800	$1,066,410
Asunaro Aoki Construction Co., Ltd.	500	2,867
Atsugi Co., Ltd.	11,000	13,753
Autobacs Seven Co., Ltd.	1,500	56,985
Avex Group Holdings, Inc.	2,300	28,038
Awa Bank Ltd.	10,000	60,712
Axell Corp.	400	9,358
Azuma Shipping Co., Ltd.	600	1,464
Bals Corp.	10	9,534
Bando Chemical Industries Ltd.	4,000	18,610
Bank of Iwate Ltd.	800	31,738
Bank of Kyoto Ltd.	21,000	185,814
Bank of Nagoya Ltd.	11,000	35,441
Bank of Okinawa Ltd.	900	36,679
Bank of Saga Ltd.	7,000	19,692
Bank of the Ryukyus Ltd.	2,500	28,553
Bank of Yokohama Ltd.	83,000	394,145
Belc Co., Ltd.	600	6,809
Belluna Co., Ltd.	1,500	9,558
Benesse Holdings, Inc.	4,100	167,835
Best Denki Co., Ltd.*	3,500	9,678
Bic Camera, Inc.	30	12,046
BML, Inc.	700	19,709
Bookoff Corp.	700	5,100
BP Castrol KK	500	2,056
Bridgestone Corp.	42,800	896,855
Brother Industries Ltd.	16,000	235,056
Bunka Shutter Co., Ltd.	3,000	9,233
C&I Holdings Co., Ltd.*	7,300	263
CAC Corp.	700	5,807
Calsonic Kansei Corp.	6,000	23,804
Can Do Co., Ltd.	10	8,860
Canare Electric Co., Ltd.	100	1,455
Canon Electronics, Inc.	1,100	30,112
Canon Marketing Japan, Inc.	4,000	49,675
Canon, Inc.	254,700	11,084,564
Capcom Co., Ltd.	2,600	49,699
Casio Computer Co., Ltd.	11,800	93,345
Cawachi Ltd.	800	15,292
Cedyna Financial Corp.*	12,500	23,293
Central Glass Co., Ltd.	12,000	48,329
Central Japan Railway Co.	110	871,484
Central Security Patrols Co., Ltd.	500	5,001
Central Sports Co., Ltd.	400	4,395
Century Tokyo Leasing Corp.	2,800	45,982
CFS Corp.	1,000	5,025
CHI Group Co., Ltd.*	600	1,767
Chiba Bank Ltd.	48,000	268,911
Chiba Kogyo Bank Ltd.*	2,300	13,189
Chino Corp.	2,000	4,929
Chiyoda Co., Ltd.	1,600	20,255
Chiyoda Corp.	9,000	82,448
Chiyoda Integre Co., Ltd.	400	5,819
Chofu Seisakusho Co., Ltd.	1,200	30,079
Chori Co., Ltd.	8,000	9,522
Chubu Electric Power Co., Inc.	40,200	894,085
Chubu Shiryo Co., Ltd.	1,200	9,247
Chudenko Corp.	2,000	25,439
Chuetsu Pulp & Paper Co., Ltd.	4,000	7,213
Chugai Pharmaceutical Co., Ltd.	12,900	222,082
Chugai Ro Co., Ltd.	4,000	17,745
Chugoku Bank Ltd.	10,000	113,489
Chugoku Electric Power Co., Inc.	17,100	316,179
Chugoku Marine Paints Ltd.	3,000	25,138
Chugokukogyo Co., Ltd.*	1,000	1,407
Chukyo Bank Ltd.	5,000	$12,082
Chuo Mitsui Trust Holdings, Inc.	232,410	824,248
Chuo Spring Co., Ltd.	1,000	3,943
Circle K Sunkus Co., Ltd.	2,600	39,697
Citizen Holdings Co., Ltd.	13,500	77,741
CKD Corp.	3,400	34,049
Clarion Co., Ltd.*	6,000	9,882
Cleanup Corp.	1,200	8,093
CMIC Co., Ltd.	400	6,675
CMK Corp.	2,400	10,503
Coca-Cola Central Japan Co., Ltd.	1,500	20,377
Coca-Cola West Co., Ltd.	4,200	80,031
Cocokara fine, Inc.	1,100	23,182
Colowide Co., Ltd.	4,000	20,870
Computer Engineering & Consulting Ltd.	800	4,164
Computer Institute of Japan Ltd.	1,200	3,910
COMSYS Holdings Corp.	6,700	67,741
Co-Op Chemical Co., Ltd.*	1,000	1,539
Core Corp.	400	3,270
Corona Corp.	500	5,001
Cosel Co., Ltd.	1,800	27,764
Cosmo Oil Co., Ltd.	35,000	108,981
Cosmos Pharmaceutical Corp.	600	24,994
Create Medic Co., Ltd.	300	2,957
Create SD Holdings Co., Ltd.	500	11,601
Credit Saison Co., Ltd.	9,200	147,988
Cresco Ltd.	300	2,063
CSK Corp.*	4,300	13,079
CTI Engineering Co., Ltd.	700	4,755
Cybernet Systems Co., Ltd.	10	2,644
Cybozu, Inc.	20	4,277
Dai Nippon Printing Co., Ltd.	37,000	450,601
Dai Nippon Toryo Co., Ltd.	7,000	9,341
Daibiru Corp.	3,600	31,161
Daicel Chemical Industries Ltd.	16,000	98,678
Dai-Dan Co., Ltd.	1,000	6,119
Daido Kogyo Co., Ltd.	2,000	4,015
Daido Metal Co., Ltd.	1,000	8,115
Daido Steel Co., Ltd.	21,000	119,416
Daidoh Ltd.	1,600	15,446
Daiei, Inc.*	5,650	21,668
Daifuku Co., Ltd.	5,000	36,307
Daihatsu Motor Co., Ltd.	13,000	189,421
Daihen Corp.	6,000	25,174
Daiho Corp.	4,000	6,155
Daiichi Chuo KK*	8,000	15,869
Daiichi Jitsugyo Co., Ltd.	2,000	8,007
Dai-ichi Kogyo Seiyaku Co., Ltd.	2,000	6,276
Dai-ichi Life Insurance Co., Ltd.	490	739,300
Daiichi Sankyo Co., Ltd.	43,700	843,739
Daiken Corp.	5,000	18,514
Daiken Medical Co., Ltd.	100	1,069
Daiki Aluminium Industry Co., Ltd.	2,000	6,252
Daikin Industries Ltd.	13,500	404,286
Daiko Clearing Services Corp.	600	2,229
Daikoku Denki Co., Ltd.	500	6,005
Daikyo, Inc.*	20,000	31,017
Dainichi Co., Ltd.	600	4,544
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	19,235
Dainippon Screen Manufacturing Co., Ltd.	13,000	136,283
Dainippon Sumitomo Pharma Co., Ltd.	9,200	85,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Daio Paper Corp.	5,000	$38,351
Daiohs Corp.	200	1,226
Daisan Bank Ltd.	7,000	18,093
Daiseki Co., Ltd.	1,900	37,095
Daishi Bank Ltd.	16,000	52,897
Daiso Co., Ltd.	5,000	17,132
Daisue Construction Co., Ltd.*	4,000	3,943
Daisyo Corp.	600	7,069
Daito Bank Ltd.*	7,000	4,544
Daito Electron Co., Ltd.	500	3,426
Daito Trust Construction Co., Ltd.	5,400	371,988
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	878
Daiwa House Industry Co., Ltd.	34,000	417,745
Daiwa Industries Ltd.	1,000	5,230
Daiwa Odakyu Construction Co., Ltd.	500	1,497
Daiwa Securities Group, Inc.	121,000	555,686
Daiwabo Holdings Co., Ltd.	11,000	22,746
Daiyu Eight Co., Ltd.	100	551
Danto Holdings Corp.*	1,000	1,178
DC Co., Ltd.	1,300	3,829
DCM Holdings Co., Ltd.	5,800	35,422
DeNA Co., Ltd.	5,000	180,632
Denki Kagaku Kogyo KK	27,000	133,085
Denki Kogyo Co., Ltd.	3,000	16,302
Denso Corp.	28,600	948,978
Dentsu, Inc.	11,700	301,994
Denyo Co., Ltd.	1,100	16,200
Descente Ltd.	3,000	13,597
DIC Corp.	49,000	113,693
Dijet Industrial Co., Ltd.*	1,000	1,635
Disco Corp.	1,300	88,771
Don Quijote Co., Ltd.	2,300	72,694
Doshisha Co., Ltd.	500	9,936
Doutor Nichires Holdings Co., Ltd.	2,100	25,373
Dowa Holdings Co., Ltd.	15,000	93,412
Dr Ci:Labo Co., Ltd.	10	37,028
DTS Corp.	1,100	10,910
Duskin Co., Ltd.	3,600	66,737
Dwango Co., Ltd.	10	25,451
Dydo Drinco, Inc.	500	19,446
Dynic Corp.	2,000	3,655
eAccess Ltd.	70	38,459
Eagle Industry Co., Ltd.	1,000	10,591
Earth Chemical Co., Ltd.	900	30,112
East Japan Railway Co.	22,600	1,256,612
Ebara Corp.	22,000	117,432
Ebara Jitsugyo Co., Ltd.	300	4,461
Ebara-Udylite Co., Ltd.	100	2,831
Echo Trading Co., Ltd.	300	2,658
Econach Holdings Co., Ltd.*	3,000	1,190
Eco’s Co., Ltd.	400	2,106
EDION Corp.	4,400	37,398
Ehime Bank Ltd.	7,000	19,776
Eighteenth Bank Ltd.	7,000	19,440
Eiken Chemical Co., Ltd.	1,000	11,673
Eisai Co., Ltd.	16,000	573,984
Eizo Nanao Corp.	1,000	23,708
Electric Power Development Co., Ltd.	7,700	237,165
Elematec Corp.	900	12,086
Elpida Memory, Inc.*	10,900	140,345
Emori & Co., Ltd.	200	1,945
Enplas Corp.	600	7,891
Enshu Ltd.*	2,000	2,453
EPS Co., Ltd.	10	23,407
ESPEC Corp.	1,200	$9,998
Excel Co., Ltd.	600	7,567
Exedy Corp.	1,500	45,047
Ezaki Glico Co., Ltd.	5,000	58,067
F&A Aqua Holdings, Inc.	900	7,790
Faith, Inc.	40	5,227
Falco SD Holdings Co., Ltd.	600	5,042
FamilyMart Co., Ltd.	4,100	154,033
Fancl Corp.	2,500	35,014
FANUC Corp.	78,300	11,851,371
Fast Retailing Co., Ltd.	2,800	350,421
FCC Co., Ltd.	1,800	43,280
Felissimo Corp.	300	3,535
FIDEA Holdings Co., Ltd.	7,000	20,029
Fidec Corp.*	10	1,322
First Baking Co., Ltd.*	1,000	1,190
Foster Electric Co., Ltd.	1,100	25,206
FP Corp.	600	31,811
France Bed Holdings Co., Ltd.	8,000	10,099
F-Tech, Inc.	400	6,675
Fudo Tetra Corp.*	9,800	21,325
Fuji Co., Ltd.	1,300	25,381
Fuji Corp., Ltd.	1,200	5,424
Fuji Electric Holdings Co., Ltd.	37,000	116,987
Fuji Electronics Co., Ltd.	600	9,190
Fuji Heavy Industries Ltd.	39,000	251,310
Fuji Kiko Co., Ltd.*	1,000	3,619
Fuji Kosan Co., Ltd.*	4,000	4,472
Fuji Kyuko Co., Ltd.	3,000	15,436
Fuji Media Holdings, Inc.	130	181,919
Fuji Oil Co., Ltd.	3,300	43,244
Fuji Seal International, Inc.	1,200	24,987
Fuji Soft, Inc.	1,600	25,718
Fujibo Holdings, Inc.	5,000	10,339
Fujicco Co., Ltd.	1,000	12,335
Fujifilm Holdings Corp.	27,770	860,009
Fujikura Kasei Co., Ltd.	1,600	10,079
Fujikura Ltd.	19,000	92,282
Fujikura Rubber Ltd.	800	3,030
Fujimi, Inc.	1,100	15,234
Fujimori Kogyo Co., Ltd.	900	13,298
Fujita Kanko, Inc.	3,000	11,433
Fujitec Co., Ltd.	3,000	15,905
Fujitsu General Ltd.	2,000	10,147
Fujitsu Ltd.	119,000	672,397
Fujiya Co., Ltd.*	7,000	11,613
FuKoKu Co., Ltd.	500	4,755
Fukuda Corp.	1,000	4,100
Fukui Bank Ltd.	10,000	31,137
Fukui Computer, Inc.	200	1,022
Fukuoka Financial Group, Inc.	49,000	203,823
Fukushima Bank Ltd.	15,000	8,656
Fukushima Industries Corp.	300	3,603
Fukuyama Transporting Co., Ltd.	8,000	38,855
Fullcast Holdings Co., Ltd.*	10	2,751
Funai Consulting, Inc.	1,300	8,283
Funai Electric Co., Ltd.	1,100	32,770
Furukawa Co., Ltd.	21,000	21,712
Furukawa Electric Co., Ltd.	40,000	161,577
Furukawa-Sky Aluminum Corp.	5,000	14,547
Furusato Industries Ltd.	700	6,295
Fuso Pharmaceutical Industries Ltd.	4,000	11,926
Futaba Corp.	2,100	40,369
Futaba Industrial Co., Ltd.	3,500	19,734
Future Architect, Inc.	10	4,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Fuyo General Lease Co., Ltd.	1,100	$32,783
G-7 Holdings, Inc.	300	1,583
Gakken Holdings Co., Ltd.	5,000	10,339
Gakujo Co., Ltd.	400	1,467
Gecoss Corp.	800	3,703
Genki Sushi Co., Ltd.	300	3,170
Geo Corp.	20	22,457
GLOBERIDE, Inc.	5,000	5,711
Glory Ltd.	3,400	74,843
GMO Internet, Inc.	3,400	15,696
Godo Steel Ltd.	7,000	17,504
Goldcrest Co., Ltd.	1,100	21,582
Goldwin, Inc.	2,000	5,554
Gourmet Navigator, Inc.	1,000	12,912
Gree, Inc.	3,900	65,406
GS Yuasa Corp.	23,000	152,909
GSI Creos Corp.*	3,000	3,895
Gulliver International Co., Ltd.	330	12,695
Gun-Ei Chemical Industry Co., Ltd.	3,000	8,440
Gunma Bank Ltd.	27,000	143,147
Gunze Ltd.	8,000	29,045
H2O Retailing Corp.	7,000	47,379
Hachijuni Bank Ltd.	23,000	132,448
Hakudo Co., Ltd.	400	4,232
Hakuhodo DY Holdings, Inc.	1,800	94,999
Hakuto Co., Ltd.	700	7,347
Hakuyosha Co., Ltd.	1,000	2,224
Hamakyorex Co., Ltd.	300	8,674
Hamamatsu Photonics KK	4,800	190,142
Hankyu Hanshin Holdings, Inc.	83,000	383,169
Hanwa Co., Ltd.	11,000	48,666
Happinet Corp.	300	3,946
Harashin Narus Holdings Co., Ltd.	700	11,007
Hard Off Corp. Co., Ltd.	500	2,513
Harima Chemicals, Inc.	1,100	7,988
Haruyama Trading Co., Ltd.	500	2,519
Haseko Corp.*	86,500	66,554
Hayashikane Sangyo Co., Ltd.*	4,000	4,472
Hazama Corp.*	5,400	8,310
Heiwa Corp.	2,600	40,260
Heiwa Real Estate Co., Ltd.	9,000	20,774
Heiwado Co., Ltd.	2,400	30,382
Helios Techno Holdings Co., Ltd.	1,100	2,711
Hibiya Engineering Ltd.	1,800	17,658
Hiday Hidaka Corp.	500	7,309
Higashi-Nippon Bank Ltd.	6,000	12,984
Higo Bank Ltd.	9,000	50,204
Hikari Tsushin, Inc.	1,500	29,322
Hino Motors Ltd.	15,000	73,395
Hioki EE Corp.	500	9,978
Hirakawa Hewtech Corp.	200	1,618
Hirose Electric Co., Ltd.	2,000	215,436
Hiroshima Bank Ltd.	36,000	156,239
HIS Co., Ltd.	1,300	26,428
Hisaka Works Ltd.	1,000	12,166
Hisamitsu Pharmaceutical Co., Inc.	3,600	145,203
Hitachi Business Solution Co., Ltd.	300	2,658
Hitachi Cable Ltd.	10,000	25,727
Hitachi Capital Corp.	2,800	36,658
Hitachi Chemical Co., Ltd.	5,600	113,845
Hitachi Construction Machinery Co., Ltd.	5,800	145,244
Hitachi High-Technologies Corp.	3,700	73,795
Hitachi Koki Co., Ltd.	3,300	31,699
Hitachi Kokusai Electric, Inc.	2,000	15,845
Hitachi Ltd.	292,640	$1,523,360
Hitachi Metals Ltd.	8,000	100,793
Hitachi Tool Engineering Ltd.	700	7,641
Hitachi Transport System Ltd.	2,100	29,437
Hitachi Zosen Corp.	52,000	73,143
Hochiki Corp.	1,000	5,133
Hodogaya Chemical Co., Ltd.	2,000	6,997
Hogy Medical Co., Ltd.	600	25,679
Hokkaido Electric Power Co., Inc.	11,600	224,944
Hokkaido Gas Co., Ltd.	2,000	6,179
Hokkan Holdings Ltd.	3,000	10,640
Hokko Chemical Industry Co., Ltd.	1,000	3,234
Hokkoku Bank Ltd.	14,000	47,295
Hokuetsu Bank Ltd.	13,000	29,695
Hokuetsu Kishu Paper Co., Ltd.	8,000	42,991
Hokuhoku Financial Group, Inc.	85,000	165,545
Hokuriku Electric Industry Co., Ltd.	4,000	8,993
Hokuriku Electric Power Co.	12,700	287,651
Hokushin Co., Ltd.*	800	1,529
Hokuto Corp.	1,400	31,541
Honda Motor Co., Ltd.	109,500	4,113,819
Honeys Co., Ltd.	1,080	11,478
Hoosiers Corp.	20	6,706
Horiba Ltd.	2,100	61,475
Horipro, Inc.	400	3,756
Hoshizaki Electric Co., Ltd.	2,500	45,564
Hosiden Corp.	3,000	30,476
Hosokawa Micron Corp.	2,000	9,233
House Foods Corp.	4,900	80,115
House of Rose Co., Ltd.	100	1,485
Howa Machinery Ltd.*	6,000	6,492
Hoya Corp.	28,500	650,313
Hulic Co., Ltd.	3,400	29,553
Hurxley Corp.	300	1,796
Hyakugo Bank Ltd.	11,000	49,459
Hyakujushi Bank Ltd.	14,000	52,681
Ibiden Co., Ltd.	7,500	236,866
IBJ Leasing Co., Ltd.	1,700	40,875
Ichibanya Co., Ltd.	400	11,397
Ichiken Co., Ltd.	1,000	1,563
Ichikoh Industries Ltd.	2,000	4,616
Ichinen Holdings Co., Ltd.	1,300	6,423
Ichiyoshi Securities Co., Ltd.	2,700	18,340
Icom, Inc.	600	17,665
Idec Corp.	1,400	14,189
Idemitsu Kosan Co., Ltd.	1,500	175,643
Ihara Chemical Industry Co., Ltd.	2,000	6,829
IHI Corp.	84,000	205,001
Iida Home Max	1,300	11,972
Iino Kaiun Kaisha Ltd.	5,900	32,132
Ikegami Tsushinki Co., Ltd.*	3,000	2,921
Ikyu Corp.	10	4,352
Image Holdings Co., Ltd.*	500	1,863
Imasen Electric Industrial Co., Ltd.	800	11,060
Impress Holdings, Inc.*	1,000	1,383
Inaba Denki Sangyo Co., Ltd.	1,400	39,721
Inaba Seisakusho Co., Ltd.	600	6,708
Inabata & Co., Ltd.	3,200	19,620
Inageya Co., Ltd.	1,000	10,579
INES Corp.	1,600	11,214
I-Net Corp.	500	2,771
Information Services International- Dentsu Ltd.	700	4,898
INPEX Corp.	148	1,122,722
Intage, Inc.	300	6,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Initiative Japan, Inc.	10	$30,019
Internix, Inc.	500	2,212
Inui Steamship Co., Ltd.	1,400	8,348
Invoice, Inc.*	230	4,120
I’rom Holdings Co., Ltd.*	30	746
Iseki & Co., Ltd.*	13,000	29,851
Isetan Mitsukoshi Holdings Ltd.	24,300	218,811
Ishihara Sangyo Kaisha Ltd.*	21,000	25,246
Ishii Iron Works Co., Ltd.	1,000	2,380
Ishikawa Seisakusho Ltd.*	2,000	1,731
Ishizuka Glass Co., Ltd.	1,000	2,032
Isuzu Motors Ltd.	71,000	280,825
IT Holdings Corp.	4,000	41,837
ITC Networks Corp.	1,000	5,638
Itfor, Inc.	1,300	4,095
Ito En Ltd.	4,200	73,164
ITOCHU Corp.	85,500	895,293
ITOCHU ENEX Co., Ltd.	2,700	15,451
ITOCHU Techno-Solutions Corp.	1,700	55,038
ITOCHU-SHOKUHIN Co., Ltd.	300	10,145
Itoham Foods, Inc.	7,000	25,078
Itoki Corp.	2,600	6,126
Iwai Cosmo Holdings, Inc.	1,100	6,189
Iwaki & Co., Ltd.	1,000	2,513
Iwasaki Electric Co., Ltd.*	4,000	7,887
Iwatani Corp.	13,000	43,448
Iwatsu Electric Co., Ltd.	5,000	5,771
Iyo Bank Ltd.	13,000	108,307
Izumi Co., Ltd.	3,300	47,013
Izumiya Co., Ltd.	4,000	17,793
Izutsuya Co., Ltd.*	6,000	4,039
J. Front Retailing Co., Ltd.	28,000	116,470
Jaccs Co., Ltd.	8,000	21,447
Jafco Co., Ltd.	1,600	41,164
Jalux, Inc.	300	2,939
Janome Sewing Machine Co., Ltd.*	12,000	11,397
Japan Airport Terminal Co., Ltd.	3,900	49,184
Japan Asia Investment Co., Ltd.*	8,000	8,271
Japan Aviation Electronics Industry Ltd.	2,000	13,898
Japan Bridge Corp.*	450	1,401
Japan Carlit Co., Ltd.	1,000	5,446
Japan Cash Machine Co., Ltd.	1,100	9,323
Japan Digital Laboratory Co., Ltd.	1,000	11,794
Japan Drilling Co., Ltd.	300	12,605
Japan Electronic Materials Corp.	500	3,150
Japan Foods Co., Ltd.	100	1,082
Japan Foundation Engineering Co., Ltd.	1,700	6,826
Japan Medical Dynamic Marketing, Inc.	1,000	2,669
Japan Oil Transportation Co., Ltd.	1,000	2,777
Japan Petroleum Exploration Co.	2,200	110,026
Japan Pulp & Paper Co., Ltd.	6,000	22,578
Japan Radio Co., Ltd.	3,000	8,151
Japan Securities Finance Co., Ltd.	5,000	33,061
Japan Steel Works Ltd.	20,000	156,528
Japan Tobacco, Inc.	2,074	7,492,630
Japan Transcity Corp.	2,000	7,189
Japan Vilene Co., Ltd.	1,000	4,869
Japan Wool Textile Co., Ltd.	4,000	33,758
Jastec Co., Ltd.	700	4,073
JBCC Holdings, Inc.	1,000	6,336
JBIS Holdings, Inc.	1,200	4,112
Jeans Mate Corp.*	300	920
Jeol Ltd.	4,000	$11,637
JFE Holdings, Inc.	32,300	945,157
JFE Shoji Holdings, Inc.	8,000	34,720
JGC Corp.	15,000	351,106
JK Holdings Co., Ltd.	1,100	6,348
JMS Co., Ltd.	1,000	3,366
Joban Kosan Co., Ltd.	3,000	2,885
J-Oil Mills, Inc.	5,000	14,006
Joshin Denki Co., Ltd.	2,000	19,308
Joyo Bank Ltd.	47,000	184,768
JS Group Corp.	15,600	405,097
JSP Corp.	800	14,763
JSR Corp.	10,800	216,701
JTEKT Corp.	13,100	170,404
Juki Corp.	7,000	15,821
Juroku Bank Ltd.	15,000	49,231
JVC Kenwood Holdings, Inc.*	5,800	28,170
JX Holdings, Inc.	144,200	970,810
K.R.S. Corp.	300	3,080
kabu.com Securities Co., Ltd.	4,900	16,730
Kadokawa Group Holdings, Inc.	1,100	25,166
Kaga Electronics Co., Ltd.	1,200	14,124
Kagome Co., Ltd.	4,900	86,713
Kagoshima Bank Ltd.	7,000	47,379
Kajima Corp.	61,000	170,870
Kakaku.com, Inc.	10	55,723
Kaken Pharmaceutical Co., Ltd.	5,000	59,750
Kamei Corp.	1,000	4,088
Kamigumi Co., Ltd.	13,000	111,120
Kanaden Corp.	1,000	6,191
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,121
Kanamoto Co., Ltd.	1,000	7,610
Kandenko Co., Ltd.	6,000	33,902
Kaneka Corp.	16,000	111,373
Kanematsu Corp.*	27,000	26,942
Kanematsu Electronics Ltd.	700	6,951
Kanematsu-NNK Corp.*	1,000	2,272
Kansai Electric Power Co., Inc.	53,200	1,158,274
Kansai Paint Co., Ltd.	14,000	121,351
Kansai Urban Banking Corp.	17,000	30,043
Kanto Auto Works Ltd.	1,800	12,573
Kanto Denka Kogyo Co., Ltd.	2,000	14,859
Kanto Natural Gas Development Co., Ltd.	1,000	6,732
Kao Corp.	37,200	927,988
Kappa Create Co., Ltd.	900	16,966
Kasai Kogyo Co., Ltd.	1,000	5,566
Kasumi Co., Ltd.	2,500	13,465
Katakura Industries Co., Ltd.	1,400	13,381
Kato Sangyo Co., Ltd.	1,700	29,328
Kato Works Co., Ltd.	2,000	5,939
KAWADA Technologies, Inc.	200	3,960
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	8,271
Kawasaki Heavy Industries Ltd.	96,000	422,409
Kawasaki Kisen Kaisha Ltd.	38,000	140,250
Kawashima Selkon Textiles Co., Ltd.*	4,000	3,126
Kayaba Industry Co., Ltd.	7,000	56,300
KDDI Corp.	199	1,232,087
Keihan Electric Railway Co., Ltd.	27,000	113,284
Keihanshin Real Estate Co., Ltd.	1,400	7,136
Keihin Co., Ltd.	2,000	2,236
Keihin Corp.	2,500	47,457
Keikyu Corp.	31,000	223,239
Keio Corp.	32,000	191,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Keisei Electric Railway Co., Ltd.	19,000	$108,956
Keiyo Bank Ltd.	10,000	50,012
Keiyo Co., Ltd.	2,200	11,373
Kenedix, Inc.*	150	30,440
Kewpie Corp.	7,100	85,698
KEY Coffee, Inc.	1,200	21,048
Keyence Corp.	3,000	767,853
Kikkoman Corp.	11,000	103,679
Kimoto Co., Ltd.	1,100	8,186
Kimura Chemical Plants Co., Ltd.	1,100	6,361
Kimura Unity Co., Ltd.	200	1,683
Kinden Corp.	9,000	81,907
King Jim Co., Ltd.	1,000	7,670
Kinki Nippon Tourist Co., Ltd.*	4,000	4,376
Kinki Sharyo Co., Ltd.	1,000	4,352
Kintetsu Corp.	112,000	359,510
Kintetsu World Express, Inc.	1,100	34,383
Kinugawa Rubber Industrial Co., Ltd.	3,000	14,787
Kirin Holdings Co., Ltd.	59,000	775,271
Kirindo Co., Ltd.	500	2,465
Kisoji Co., Ltd.	1,400	28,394
Kissei Pharmaceutical Co., Ltd.	2,600	48,762
Kitagawa Iron Works Co., Ltd.	5,000	10,038
Kita-Nippon Bank Ltd.	300	7,361
Kitano Construction Corp.	3,000	7,790
Kitazawa Sangyo Co., Ltd.	1,000	1,972
Kitz Corp.	5,100	24,525
Kiyo Holdings, Inc.	48,000	66,939
Koa Corp.	1,500	16,879
Koatsu Gas Kogyo Co., Ltd.	1,000	5,975
Kobayashi Pharmaceutical Co., Ltd.	1,800	83,422
Kobayashi Yoko Co., Ltd.	300	729
Kobe Steel Ltd.	180,000	467,420
Kohnan Shoji Co., Ltd.	1,100	14,772
Kohsoku Corp.	700	5,689
Koito Manufacturing Co., Ltd.	6,000	96,153
Kojima Co., Ltd.	1,500	9,107
Kokuyo Co., Ltd.	6,400	48,935
KOMAIHALTEC, Inc.	2,000	5,723
Komatsu Ltd.	195,790	6,649,516
Komatsu Seiren Co., Ltd.	2,000	8,944
Komatsu Wall Industry Co., Ltd.	400	3,991
Komeri Co., Ltd.	1,600	40,683
Komori Corp.	3,400	31,678
Konaka Co., Ltd.*	1,400	6,463
Konami Corp.	5,600	103,679
Konica Minolta Holdings, Inc.	32,500	272,331
Konishi Co., Ltd.	1,000	14,547
Kosaido Co., Ltd.*	900	1,158
Kose Corp.	2,300	57,154
Kosei Securities Co., Ltd.*	2,000	1,875
Kourakuen Corp.	700	9,089
Krosaki Harima Corp.	2,000	8,079
K’s Holdings Corp.	2,800	80,789
Kubota Corp.	54,000	508,969
Kumagai Gumi Co., Ltd.*	10,000	11,782
Kumiai Chemical Industry Co., Ltd.	2,000	5,915
Kura Corp.	600	8,807
Kurabo Industries Ltd.	12,000	21,928
Kuraray Co., Ltd.	19,100	246,155
Kuraudia Co., Ltd.	100	1,356
Kureha Corp.	8,000	37,605
Kurimoto Ltd.*	6,000	12,695
Kurita Water Industries Ltd.	7,100	209,893
Kuroda Electric Co., Ltd.	1,600	19,909
Kyocera Corp.	10,800	$1,094,542
Kyodo Printing Co., Ltd.	3,000	6,853
Kyodo Shiryo Co., Ltd.	4,000	4,713
Kyoei Sangyo Co., Ltd.	1,000	1,900
Kyoei Steel Ltd.	1,300	22,943
Kyoei Tanker Co., Ltd.	1,000	2,080
Kyokuto Boeki Kaisha Ltd.	1,000	1,815
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	11,752
Kyokuto Securities Co., Ltd.	1,600	11,253
Kyokuyo Co., Ltd.	5,000	10,579
KYORIN Holdings, Inc.	3,000	51,070
Kyoritsu Maintenance Co., Ltd.	500	7,123
Kyoritsu Printing Co., Ltd.	1,000	1,479
Kyosan Electric Manufacturing Co., Ltd.	2,000	10,628
Kyoto Kimono Yuzen Co., Ltd.	700	7,784
Kyowa Electronics Instruments Co., Ltd.	1,000	3,210
Kyowa Exeo Corp.	4,900	49,071
Kyowa Hakko Kirin Co., Ltd.	15,000	140,659
Kyowa Leather Cloth Co., Ltd.	700	2,659
Kyudenko Corp.	2,000	12,743
Kyushu Electric Power Co., Inc.	27,400	535,285
Land Business Co., Ltd.	10	1,885
LAND Co., Ltd.*	1,300	281
Lawson, Inc.	4,200	202,477
LEC, Inc.	300	4,775
Leopalace21 Corp.*	7,300	9,566
Life Corp.	700	10,511
Lintec Corp.	2,600	73,924
Lion Corp.	14,000	71,195
Look, Inc.*	2,000	3,102
M3, Inc.	10	60,712
Mabuchi Motor Co., Ltd.	1,700	80,933
Macnica, Inc.	500	12,341
Macromill, Inc.	1,400	17,673
Maeda Corp.	8,000	26,352
Maeda Road Construction Co., Ltd.	3,000	30,765
Maezawa Industries, Inc.*	900	2,975
Maezawa Kasei Industries Co., Ltd.	900	9,186
Maezawa Kyuso Industries Co., Ltd.	400	5,588
Makino Milling Machine Co., Ltd.*	6,000	50,926
Makita Corp.	8,000	372,205
Mandom Corp.	1,300	31,711
Marche Corp.	300	2,420
Mars Engineering Corp.	600	10,185
Marubeni Construction Material Lease Co., Ltd.*	1,000	1,743
Marubeni Corp.	107,000	770,534
Marubun Corp.	900	4,534
Marudai Food Co., Ltd.	6,000	18,899
Maruei Department Store Co., Ltd.*	2,000	2,212
Maruetsu, Inc.	2,000	7,333
Maruha Nichiro Holdings, Inc.	27,000	39,601
Marui Group Co., Ltd.	15,900	102,648
Maruichi Steel Tube Ltd.	4,300	106,233
Maruka Machinery Co., Ltd.	400	3,188
Marusan Securities Co., Ltd.	3,900	19,036
Maruwa Co., Ltd.	300	9,720
Maruwn Corp.	600	1,558
Maruyama Manufacturing Co., Inc.	2,000	4,184
Maruzen Showa Unyu Co., Ltd.	4,000	13,994
Maspro Denkoh Corp.	800	8,031
Matsuda Sangyo Co., Ltd.	800	12,166
Matsui Construction Co., Ltd.	1,000	4,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Matsui Securities Co., Ltd.	7,200	$39,125
Matsumotokiyoshi Holdings Co., Ltd.	2,200	42,820
Matsuya Co., Ltd.*	2,200	12,008
Matsuya Foods Co., Ltd.	500	9,089
Max Co., Ltd.	2,000	24,693
Mazda Motor Corp.	96,000	211,205
MEC Co., Ltd.	800	3,751
Medical System Network Co., Ltd.	100	703
Medipal Holdings Corp.	11,300	99,986
Megachips Corp.	1,100	19,625
Megane TOP Co., Ltd.	1,200	11,296
Megmilk Snow Brand Co., Ltd.	2,700	41,321
Meidensha Corp.	12,000	53,378
MEIJI Holdings Co., Ltd.	4,100	164,877
Meiji Shipping Co., Ltd.	1,100	4,047
Meiko Network Japan Co., Ltd.	900	7,509
Meitec Corp.	1,800	36,009
Meito Sangyo Co., Ltd.	600	7,740
Meito Transportation Co., Ltd.	400	3,159
Meiwa Corp.	900	2,824
Meiwa Estate Co., Ltd.	700	3,930
Melco Holdings, Inc.	600	19,389
Michinoku Bank Ltd.	6,000	11,469
Mie Bank Ltd.	5,000	13,465
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	14,234
Milbon Co., Ltd.	600	16,576
Mimasu Semiconductor Industry Co., Ltd.	1,000	10,736
Minato Bank Ltd.	12,000	21,496
Minebea Co., Ltd.	18,000	99,327
Ministop Co., Ltd.	900	14,737
Miraca Holdings, Inc.	3,100	118,700
Mirait Holdings Corp.	3,600	29,127
MISUMI Group, Inc.	4,100	101,785
Miswa Homes Co., Ltd.*	1,600	9,945
Mitachi Co., Ltd.	200	1,046
Mito Securities Co., Ltd.	3,000	4,436
Mitsuba Corp.	2,000	16,398
Mitsubishi Chemical Holdings Corp.	75,000	471,568
Mitsubishi Corp.	102,510	2,845,583
Mitsubishi Electric Corp.	129,000	1,522,938
Mitsubishi Estate Co., Ltd.	90,000	1,522,361
Mitsubishi Gas Chemical Co., Inc.	20,000	143,544
Mitsubishi Heavy Industries Ltd.	208,000	955,230
Mitsubishi Kakoki Kaisha Ltd.	3,000	6,853
Mitsubishi Logistics Corp.	8,000	89,445
Mitsubishi Materials Corp.	81,000	274,609
Mitsubishi Motors Corp.*	256,000	313,922
Mitsubishi Paper Mills Ltd.*	18,000	19,043
Mitsubishi Pencil Co., Ltd.	1,000	15,917
Mitsubishi Research Institute, Inc.	400	8,151
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	22,638
Mitsubishi Tanabe Pharma Corp.	10,800	175,283
Mitsubishi UFJ Financial Group, Inc.	969,000	4,473,383
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,110	124,692
Mitsuboshi Belting Co., Ltd.	3,000	16,410
Mitsui & Co., Ltd.	110,800	1,986,088
Mitsui Chemicals, Inc.	59,090	208,854
Mitsui Engineering & Shipbuilding Co., Ltd.	48,000	114,835
Mitsui Fudosan Co., Ltd.	61,000	1,006,889
Mitsui High-Tec, Inc.	1,400	7,406
Mitsui Home Co., Ltd.	1,000	5,434
Mitsui Matsushima Co., Ltd.	8,000	$18,658
Mitsui Mining & Smelting Co., Ltd.	37,000	128,553
Mitsui O.S.K. Lines Ltd.	60,000	345,516
Mitsui Sugar Co., Ltd.	5,000	20,979
Mitsui-Soko Co., Ltd.	5,000	19,476
Mitsumi Electric Co., Ltd.	4,300	57,227
Mitsumura Printing Co., Ltd.	1,000	3,366
Mitsuuroko Co., Ltd.	1,900	12,038
Miura Co., Ltd.	2,000	59,990
Miyachi Corp.	600	5,143
Miyaji Engineering Group, Inc.*	4,000	5,434
Miyakoshi Corp.*	300	974
Miyazaki Bank Ltd.	8,000	19,139
Miyoshi Oil & Fat Co., Ltd.	4,000	5,819
Mizuho Financial Group, Inc.	1,565,700	2,597,579
Mizuho Investors Securities Co., Ltd.	28,000	25,920
Mizuho Securities Co., Ltd.	31,000	82,364
Mizuho Trust & Banking Co., Ltd.	116,000	104,592
Mizuno Corp.	6,000	25,535
Mochida Pharmaceutical Co., Ltd.	5,000	59,149
Modec, Inc.	1,000	18,238
Monex Group, Inc.	70	16,326
MonotaRO Co., Ltd.	200	2,347
Mori Seiki Co., Ltd.	6,800	81,178
Morinaga & Co., Ltd.	13,000	30,007
Morinaga Milk Industry Co., Ltd.	11,000	39,276
Morita Holdings Corp.	2,000	13,080
Moritex Corp.*	200	798
Morozoff Ltd.	2,000	6,492
Mory Industries, Inc.	2,000	9,858
MOS Food Services, Inc.	1,600	29,334
Moshi Moshi Hotline, Inc.	800	14,936
Mr Max Corp.	1,200	4,328
MS&AD Insurance Group Holdings, Inc.	36,600	833,378
Murata Manufacturing Co., Ltd.	13,700	986,571
Musashi Seimitsu Industry Co., Ltd.	1,200	28,536
Musashino Bank Ltd.	1,900	61,582
Mutoh Holdings Co., Ltd.	1,000	2,332
Nabtesco Corp.	4,900	123,236
NAC Co., Ltd.	200	3,530
Nachi-Fujikoshi Corp.	12,000	68,093
Nagaileben Co., Ltd.	600	14,903
Nagano Bank Ltd.	4,000	8,993
Nagano Keiki Co., Ltd.	800	7,098
Nagase & Co., Ltd.	6,000	71,411
Nagatanien Co., Ltd.	1,000	10,459
Nagoya Railroad Co., Ltd.	43,000	116,314
Naigai Co., Ltd.*	3,000	1,587
Nakabayashi Co., Ltd.	2,000	4,160
Nakamuraya Co., Ltd.	3,000	14,931
Nakano Corp.	1,000	2,825
Nakayama Steel Works Ltd.*	6,000	8,367
Nakayamafuku Co., Ltd.	700	4,948
Nakayo Telecommunications, Inc.	1,000	2,356
Namco Bandai Holdings, Inc.	14,400	157,019
Nankai Electric Railway Co., Ltd.	25,000	99,784
Nanto Bank Ltd.	11,000	53,559
Natori Co., Ltd.	600	6,001
NEC Capital Solutions Ltd.	300	4,919
NEC Corp.*	160,000	348,161
NEC Fielding Ltd.	1,000	11,553
NEC Mobiling Ltd.	400	12,229
NEC Networks & System Integration Corp.	1,100	13,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NET One Systems Co., Ltd.	30	$44,939
Neturen Co., Ltd.	1,700	14,899
Nexyz Corp.	50	1,683
NGK Insulators Ltd.	15,000	268,153
NGK Spark Plug Co., Ltd.	11,000	150,228
NHK Spring Co., Ltd.	9,000	89,156
Nice Holdings, Inc.	5,000	12,924
Nichia Steel Works Ltd.	1,000	2,837
Nichias Corp.	6,000	37,509
Nichiban Co., Ltd.	1,000	3,450
Nichicon Corp.	3,900	55,138
Nichiden Corp.	500	14,847
Nichiha Corp.	1,200	11,397
Nichii Gakkan Co.	2,200	17,297
Nichi-iko Pharmaceutical Co., Ltd.	1,400	36,102
Nichimo Co., Ltd.	1,000	2,044
Nichirei Corp.	15,000	64,018
Nichireki Co., Ltd.	1,000	4,941
Nidec Copal Corp.	900	10,852
Nidec Copal Electronics Corp.	1,200	8,829
Nidec Corp.	6,100	528,012
Nidec Sankyo Corp.	2,000	14,162
Nidec-Tosok Corp.	700	6,244
Nifco, Inc.	2,400	57,475
Nihon Chouzai Co., Ltd.	150	5,049
Nihon Dempa Kogyo Co., Ltd.	900	14,250
Nihon Eslead Corp.	500	4,508
Nihon Kohden Corp.	2,200	47,899
Nihon Nohyaku Co., Ltd.	2,000	9,209
Nihon Parkerizing Co., Ltd.	3,000	41,368
Nihon Tokushu Toryo Co., Ltd.	1,000	4,316
Nihon Trim Co., Ltd.	100	2,448
Nihon Unisys Ltd.	3,300	21,661
Nihon Yamamura Glass Co., Ltd.	5,000	14,126
Nikkato Corp.	400	1,972
Nikkiso Co., Ltd.	4,000	33,710
Nikko Co., Ltd.	1,000	4,316
Nikon Corp.	21,600	445,347
Nintendo Co., Ltd.	7,400	1,999,014
Nippo Corp.	3,000	24,092
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	15,653
Nippon Carbide Industries Co., Inc.	3,000	6,961
Nippon Carbon Co., Ltd.	6,000	14,354
Nippon Ceramci Co., Ltd.	800	16,340
Nippon Chemical Industrial Co., Ltd.	4,000	9,137
Nippon Chemi-Con Corp.	7,000	35,008
Nippon Chemiphar Co., Ltd.	1,000	3,186
Nippon Chutetsukan KK	1,000	2,549
Nippon Coke & Engineering Co., Ltd.	10,000	19,957
Nippon Columbia Co., Ltd.*	10,000	4,448
Nippon Concrete Industries Co., Ltd.	1,000	3,234
Nippon Conveyor Co., Ltd.*	3,000	3,282
Nippon Denko Co., Ltd.	5,000	30,236
Nippon Densetsu Kogyo Co., Ltd.	2,000	21,279
Nippon Denwa Shisetsu Co., Ltd.	2,000	6,588
Nippon Electric Glass Co., Ltd.	26,000	368,214
Nippon Express Co., Ltd.	49,000	187,918
Nippon Felt Co., Ltd.	700	3,492
Nippon Filcon Co., Ltd.	900	4,588
Nippon Fine Chemical Co., Ltd.	1,000	6,336
Nippon Flour Mills Co., Ltd.	8,000	36,643
Nippon Formula Feed Manufacturing Co., Ltd.*	4,000	4,713
Nippon Gas Co., Ltd.	1,100	14,996
Nippon Hume Corp.	1,000	$4,629
Nippon Kanzai Co., Ltd.	400	6,915
Nippon Kasei Chemical Co., Ltd.	2,000	4,160
Nippon Kayaku Co., Ltd.	9,000	81,582
Nippon Kinzoku Co., Ltd.*	3,000	5,374
Nippon Koei Co., Ltd.	4,000	14,475
Nippon Konpo Unyu Soko Co., Ltd.	3,000	33,506
Nippon Koshuha Steel Co., Ltd.	5,000	6,312
Nippon Kucho Service Co., Ltd.	300	2,669
Nippon Light Metal Co., Ltd.	29,000	57,177
Nippon Meat Packers, Inc.	9,000	113,501
Nippon Metal Industry Co., Ltd.	9,000	10,279
Nippon Paint Co., Ltd.	11,000	73,792
Nippon Paper Group, Inc.	6,200	132,080
Nippon Parking Development Co., Ltd.	130	5,665
Nippon Pillar Packing Co., Ltd.	1,000	9,473
Nippon Piston Ring Co., Ltd.*	4,000	8,175
Nippon Road Co., Ltd.	4,000	13,176
Nippon Seisen Co., Ltd.	1,000	5,494
Nippon Sharyo Ltd.	4,000	18,226
Nippon Sheet Glass Co., Ltd.	55,000	158,692
Nippon Shinyaku Co., Ltd.	2,000	25,655
Nippon Shokubai Co., Ltd.	10,000	125,271
Nippon Signal Co., Ltd.	2,800	21,342
Nippon Soda Co., Ltd.	7,000	28,865
Nippon Steel Corp.	357,000	1,141,645
Nippon Steel Trading Co., Ltd.	2,000	6,011
Nippon Suisan Kaisha Ltd.	16,000	44,434
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	18,502
Nippon Systemware Co., Ltd.	400	1,601
Nippon Telegraph & Telephone Corp.	48,110	2,160,265
Nippon Television Network Corp.	1,080	153,599
Nippon Thompson Co., Ltd.	4,000	31,979
Nippon Valqua Industries Ltd.	5,000	14,066
Nippon Yakin Kogyo Co., Ltd.*	6,500	14,691
Nippon Yusen KK	104,000	406,348
Nippon Yusoki Co., Ltd.	1,000	2,621
Nipro Corp.	2,400	47,492
NIS Group Co., Ltd.*	9,200	995
Nishimatsu Construction Co., Ltd.	18,000	28,565
Nishimatsuya Chain Co., Ltd.	2,600	21,036
Nishi-Nippon City Bank Ltd.	42,000	120,678
Nishi-Nippon Railroad Co., Ltd.	16,000	68,863
Nissan Chemical Industries Ltd.	9,200	95,119
Nissan Motor Co., Ltd.	164,220	1,457,013
Nissan Shatai Co., Ltd.	4,000	29,767
Nissei Build Kogyo Co., Ltd.	4,000	8,512
Nissei Plastic Industrial Co., Ltd.	1,000	3,426
Nissen Holdings Co., Ltd.	2,400	15,148
Nissha Printing Co., Ltd.	2,200	47,475
Nisshin Fudosan Co., Ltd.	700	3,686
Nisshin Oillio Group Ltd.	6,000	28,348
Nisshin Seifun Group, Inc.	12,500	144,115
Nisshin Steel Co., Ltd.	49,000	105,446
Nisshinbo Holdings, Inc.	8,000	77,615
Nissin Corp.	4,000	10,772
Nissin Electric Co., Ltd.	2,000	16,566
Nissin Foods Holdings Co., Ltd.	4,900	172,719
Nissin Kogyo Co., Ltd.	2,500	43,039
Nissui Pharmaceutical Co., Ltd.	500	4,238
Nitori Holdings Co., Ltd.	2,400	210,916
Nitta Corp.	1,100	19,770
Nittetsu Mining Co., Ltd.	3,000	15,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nitto Boseki Co., Ltd.	10,000	$23,443
Nitto Denko Corp.	10,720	568,348
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,727
Nitto Kogyo Corp.	1,800	20,774
Nitto Kohki Co., Ltd.	700	17,757
Nitto Seiko Co., Ltd.	1,000	3,246
Nitto Seimo Co., Ltd.	1,000	1,443
Nittoc Construction Co., Ltd.	3,000	7,358
NKSJ Holdings, Inc.	102,000	665,857
NOF Corp.	11,000	50,252
Nohmi Bosai Ltd.	1,000	6,432
NOK Corp.	6,000	106,324
Nomura Co., Ltd.	2,000	5,843
Nomura Holdings, Inc.	270,200	1,413,044
Nomura Real Estate Holdings, Inc.	5,100	77,315
Nomura Research Institute Ltd.	6,900	152,301
Noritake Co., Ltd.	6,000	25,535
Noritsu Koki Co., Ltd.*	1,100	6,612
Noritz Corp.	2,300	40,647
NS Solutions Corp.	1,000	19,175
NS United Kaiun Kaisha Ltd.	4,000	8,512
NSD Co., Ltd.	2,300	22,950
NSK Ltd.	27,000	232,736
NTN Corp.	28,000	134,311
NTT Data Corp.	90	278,180
NTT DoCoMo, Inc.	1,062	1,866,607
NTT Urban Development Corp.	90	75,415
Obara Corp.	800	10,050
Obayashi Corp.	41,000	182,376
Obayashi Road Corp.	1,000	2,861
OBIC Business Consultants Ltd.	300	18,394
Obic Co., Ltd.	420	79,678
Odakyu Electric Railway Co., Ltd.	39,000	328,673
Oenon Holdings, Inc.	3,000	6,889
Ogaki Kyoritsu Bank Ltd.	16,000	52,320
Ohara, Inc.	400	4,549
Ohashi Technica, Inc.	600	4,400
OIE Sangyo Co., Ltd.	300	2,853
Oiles Corp.	1,300	24,975
Oita Bank Ltd.	7,000	23,732
OIZUMI Corp.	400	1,395
OJI Paper Co., Ltd.	57,000	270,678
Okabe Co., Ltd.	2,700	15,418
Okamoto Industries, Inc.	4,000	14,667
Okamura Corp.	4,000	22,505
Okasan Securities Group, Inc.	10,000	37,990
Okaya Electric Industries Co., Ltd.	600	3,801
OKI Electric Cable Co., Ltd.	1,000	2,140
Oki Electric Industry Co., Ltd.*	45,000	35,706
Okinawa Electric Power Co., Inc.	700	31,979
OKK Corp.*	4,000	5,290
OKUMA Corp.	8,000	65,497
Okumura Corp.	13,000	54,544
Okura Industrial Co., Ltd.	3,000	9,702
Okuwa Co., Ltd.	1,000	10,387
Olympic Corp.	800	5,626
Olympus Corp.	14,600	406,160
O-M Ltd.*	1,000	6,300
Omron Corp.	13,800	387,887
Ono Pharmaceutical Co., Ltd.	6,500	319,608
ONO Sokki Co., Ltd.*	1,000	2,885
Onoken Co., Ltd.	1,000	9,401
Onward Holdings Co., Ltd.	8,000	59,437
Optex Co., Ltd.	800	11,368
Oracle Corp. Japan	1,900	79,148
Organo Corp.	2,000	$14,427
Oriental Land Co., Ltd.	3,500	278,132
Origin Electric Co., Ltd.	1,000	5,759
ORIX Corp.	6,370	596,565
Osaka Gas Co., Ltd.	124,000	494,927
Osaka Securities Finance Co., Ltd.	1,400	2,676
Osaka Steel Co., Ltd.	800	14,782
OSAKA Titanium Technologies Co	1,400	96,610
Osaki Electric Co., Ltd.	1,000	9,173
OSG Corp.	5,700	82,231
Otsuka Corp.	900	57,887
Otsuka Holdings Co., Ltd.	22,500	555,873
Oyo Corp.	1,200	11,714
P.S. Mitsubishi Construction Co., Ltd.*	800	3,453
Pacific Industrial Co., Ltd.	2,000	10,050
Pacific Metals Co., Ltd.	9,000	66,542
Pack Corp.	900	15,462
Pal Co., Ltd.	350	10,435
Paltac Corp.	700	11,403
PanaHome Corp.	4,000	25,920
Panasonic Corp.	149,785	1,905,176
Panasonic Electric Works Information Systems Co., Ltd.	200	5,025
Panasonic Electric Works SUNX Co., Ltd.	1,000	5,302
Paramount Bed Co., Ltd.	900	24,637
Parco Co., Ltd.	3,100	30,747
Paris Miki Holdings, Inc.	1,500	15,346
Park24 Co., Ltd.	5,700	55,232
Pasco Corp.	1,000	3,787
Pasona Group, Inc.	10	8,524
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	4,011
Penta-Ocean Construction Co., Ltd.	17,000	42,306
PGM Holdings KK	30	16,410
PIA Corp.*	300	2,990
Pigeon Corp.	800	25,044
Pilot Corp.	10	18,382
Piolax, Inc.	500	12,022
Pioneer Corp.*	17,600	73,210
Pixela Corp.*	500	1,419
Plenus Co., Ltd.	1,500	22,848
Pocket Card Co., Ltd.	1,100	3,491
Point, Inc.	1,030	43,092
Pola Orbis Holdings, Inc.	1,100	22,891
Poplar Co., Ltd.	300	1,619
Press Kogyo Co., Ltd.	5,000	21,219
Prima Meat Packers Ltd.	7,000	8,500
Promise Co., Ltd.*	6,200	43,455
Pronexus, Inc.	1,300	6,455
Raito Kogyo Co., Ltd.	2,900	10,843
Rasa Corp.	500	2,110
Rasa Industries Ltd.*	4,000	6,203
Renaissance, Inc.	500	1,743
Renesas Electronics Corp.*	3,200	27,237
Rengo Co., Ltd.	10,000	65,280
Renown, Inc.*	2,500	4,779
Resona Holdings, Inc.	75,600	359,913
Resort Solution Co., Ltd.	1,000	1,599
Resorttrust, Inc.	1,900	25,857
Rheon Automatic Machinery Co., Ltd.	1,000	2,380
Rhythm Watch Co., Ltd.	6,000	9,017
Ricoh Co., Ltd.	37,000	434,143
Ricoh Leasing Co., Ltd.	800	19,505
Right On Co., Ltd.*	900	4,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Riken Corp.	4,000	$16,639
Riken Keiki Co., Ltd.	1,000	8,343
Riken Technos Corp.	2,000	6,252
Ringer Hut Co., Ltd.	900	11,090
Rinnai Corp.	2,000	132,724
Riso Kagaku Corp.	900	15,678
Riso Kyoiku Co., Ltd.	130	6,400
Rock Field Co., Ltd.	600	9,868
Rohm Co., Ltd.	6,200	388,339
Rohto Pharmaceutical Co., Ltd.	5,000	53,559
Roland Corp.	1,100	13,026
Roland DG Corp.	500	7,213
Round One Corp.	3,300	15,472
Royal Holdings Co., Ltd.	1,800	17,723
Ryobi Ltd.	7,000	28,024
Ryoden Trading Co., Ltd.	1,000	6,576
Ryohin Keikaku Co., Ltd.	1,400	57,478
Ryosan Co., Ltd.	1,900	45,775
Ryoshoku Ltd.	1,100	23,090
Ryoyo Electro Corp.	1,600	16,562
S Foods, Inc.	500	4,202
S.T. Corp.	600	6,607
Sagami Chain Co., Ltd.*	1,000	5,698
Saibu Gas Co., Ltd.	13,000	32,352
Saizeriya Co., Ltd.	1,600	24,487
Sakai Chemical Industry Co., Ltd.	4,000	19,572
Sakai Heavy Industries Ltd.	2,000	4,352
Sakai Moving Service Co., Ltd.	200	3,883
Sakai Ovex Co., Ltd.*	3,000	4,941
Sakata INX Corp.	2,000	9,449
Sakata Seed Corp.	2,000	29,382
Sakurada Co., Ltd.*	11,000	3,967
Sala Corp.	1,000	4,665
San Holdings, Inc.	200	3,198
San-A Co., Ltd.	400	15,605
San-Ai Oil Co., Ltd.	2,000	10,676
Sanden Corp.	7,000	29,370
Sanei-International Co., Ltd.	500	5,933
Sangetsu Co., Ltd.	2,100	48,700
San-In Godo Bank Ltd.	7,000	52,176
Sanix, Inc.*	1,800	5,020
Sankei Building Co., Ltd.	2,300	13,604
Sanken Electric Co., Ltd.	7,000	41,236
Sanki Engineering Co., Ltd.	3,000	18,899
Sanko Metal Industrial Co., Ltd.	1,000	2,981
Sankyo Co., Ltd.	3,700	189,715
Sankyo Seiko Co., Ltd.	2,000	6,829
Sankyo-Tateyama Holdings, Inc.*	17,000	27,591
Sankyu, Inc.	15,000	71,772
Sanoh Industrial Co., Ltd.	1,400	11,630
Sanrio Co., Ltd.	3,400	100,635
Sanritsu Corp.	300	2,088
Sanshin Electronics Co., Ltd.	1,500	12,659
Sansui Electric Co., Ltd.*	78,000	2,813
Santen Pharmaceutical Co., Ltd.	4,000	159,413
Sanwa Holdings Corp.	12,000	40,394
Sanyo Chemical Industries Ltd.	3,000	25,643
Sanyo Housing Nagoya Co., Ltd.	10	9,437
Sanyo Industries Ltd.	1,000	1,839
Sanyo Shokai Ltd.	6,000	18,394
Sanyo Special Steel Co., Ltd.	6,000	32,027
Sapporo Hokuyo Holdings, Inc.	18,400	88,483
Sapporo Holdings Ltd.	19,000	70,810
Sasebo Heavy Industries Co., Ltd.	8,000	16,350
Sata Construction Co., Ltd.*	4,000	4,520
Sato Corp.	1,200	$15,855
Sato Shoji Corp.	1,000	6,071
Satori Electric Co., Ltd.	900	5,702
Sawai Pharmaceutical Co., Ltd.	800	69,055
SAXA Holdings, Inc.	3,000	5,194
SBI Holdings, Inc.	1,460	183,773
Scroll Corp.	1,700	6,438
Secom Co., Ltd.	13,400	622,638
Sega Sammy Holdings, Inc.	12,300	213,823
Seibu Electric Industry Co., Ltd.	1,000	4,448
Seika Corp.	4,000	10,916
Seikagaku Corp.	2,400	30,007
Seikitokyu Kogyo Co., Ltd.*	3,000	3,210
Seiko Epson Corp.	8,400	134,513
Seiko Holdings Corp.	6,000	20,558
Seino Holdings Co., Ltd.	9,000	67,949
Seiren Co., Ltd.	3,200	22,082
Sekisui Chemical Co., Ltd.	27,000	211,313
Sekisui House Ltd.	41,000	384,467
Sekisui Jushi Corp.	1,000	10,339
Sekisui Plastics Co., Ltd.	2,000	7,862
Senko Co., Ltd.	4,000	12,936
Senshu Ikeda Holdings, Inc.	34,400	46,732
Senshukai Co., Ltd.	2,200	13,092
Seven & I Holdings Co., Ltd.	53,800	1,372,489
Sharp Corp.	55,000	545,504
Shibaura Mechatronics Corp.	2,000	6,348
Shibusawa Warehouse Co., Ltd.	3,000	9,882
Shibuya Kogyo Co., Ltd.	700	7,229
Shiga Bank Ltd.	11,000	57,790
Shikibo Ltd.	7,000	8,247
Shikoku Bank Ltd.	8,000	24,525
Shikoku Chemicals Corp.	1,000	6,155
Shikoku Electric Power Co., Inc.	12,500	340,076
Shima Seiki Manufacturing Ltd.	1,600	41,125
Shimachu Co., Ltd.	2,300	49,633
Shimadzu Corp.	14,000	124,381
Shimamura Co., Ltd.	1,200	105,747
Shimano, Inc.	5,000	249,760
Shimizu Bank Ltd.	400	17,648
Shimizu Corp.	39,000	173,479
Shimojima Co., Ltd.	800	9,916
Shin Nippon Air Technologies Co., Ltd.	900	4,663
Shin Nippon Biomedical Laboratories Ltd.	700	2,878
Shinagawa Refractories Co., Ltd.	3,000	9,918
Shindengen Electric Manufacturing Co., Ltd.	4,000	17,937
Shin-Etsu Chemical Co., Ltd.	22,700	1,128,450
Shin-Etsu Polymer Co., Ltd.	2,500	14,877
Shingakukai Co., Ltd.	600	2,229
Shinkawa Ltd.	900	9,381
Shin-Keisei Electric Railway Co., Ltd.	1,000	4,148
Shinko Electric Industries Co., Ltd.	3,100	31,753
Shinko Plantech Co., Ltd.	2,600	30,101
Shinko Shoji Co., Ltd.	1,100	9,641
Shinmaywa Industries Ltd.	5,000	21,099
Shinnihon Corp.	1,600	5,482
Shinsei Bank Ltd.	63,000	74,225
Shinsho Corp.	3,000	7,682
Shinwa Co., Ltd.	600	6,997
Shinyei Kaisha*	1,000	1,767
Shionogi & Co., Ltd.	18,900	322,422
Ship Healthcare Holdings, Inc.	1,500	18,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Shiroki Corp.	2,000	$6,612
Shiseido Co., Ltd.	21,500	372,205
Shizuoka Bank Ltd.	38,000	314,306
Shizuoka Gas Co., Ltd.	3,000	18,682
Sho-Bond Holdings Co., Ltd.	1,200	32,013
Shobunsha Publications, Inc.	700	5,849
Shochiku Co., Ltd.	7,000	50,577
Shoei Co., Ltd.	2,200	19,889
Shoko Co., Ltd.	4,000	5,482
Showa Corp.	2,600	19,223
Showa Denko KK	86,000	172,662
Showa Sangyo Co., Ltd.	5,000	14,547
Showa Shell Sekiyu KK	11,600	121,048
Shuei Yobiko Co., Ltd.	200	818
Siix Corp.	700	9,678
Simplex Holdings, Inc.	20	8,512
Sinanen Co., Ltd.	2,000	9,185
Sinfonia Technology Co., Ltd.	7,000	21,207
Sintokogio Ltd.	2,600	27,194
SK Japan Co., Ltd.	200	570
Sky Perfect JSAT Holdings, Inc.	90	31,811
SMC Corp.	4,100	674,790
SMK Corp.	3,000	13,922
SNT Corp.	1,200	5,309
Soda Nikka Co., Ltd.	1,000	4,412
Softbank Corp.	56,700	2,263,092
Softbank Technology Corp.	200	1,491
Softbrain Co., Ltd.*	20	2,457
Sogo Medical Co., Ltd.	200	5,275
Sohgo Security Services Co., Ltd.	4,700	51,136
Sojitz Corp.	82,000	163,645
So-net Entertainment Corp.	10	35,525
Sony Corp.	72,900	2,334,763
Sony Financial Holdings, Inc.	12,000	238,038
Soshin Electric Co., Ltd.	600	3,751
Sotetsu Holdings, Inc.	19,000	52,765
SPK Corp.	200	2,933
Square Enix Holdings Co., Ltd.	4,000	69,440
SRA Holdings, Inc.	600	5,915
SRI Sports Ltd.	10	10,652
St. Marc Holdings Co., Ltd.	400	14,619
Stanley Electric Co., Ltd.	8,300	137,202
Star Micronics Co., Ltd.	2,300	25,494
Starzen Co., Ltd.	4,000	11,637
Stella Chemifa Corp.	500	19,686
Studio Alice Co., Ltd.	500	5,368
Sugi Holdings Co., Ltd.	1,900	44,062
Sugimoto & Co., Ltd.	600	5,771
Sumco Corp.*	7,900	159,273
Sumida Corp.	700	6,783
Sumikin Bussan Corp.	5,000	11,842
Suminoe Textile Co., Ltd.	3,000	6,708
Sumiseki Holdings, Inc.*	3,800	6,030
Sumisho Computer Systems Corp.	1,200	16,749
Sumitomo Bakelite Co., Ltd.	12,000	73,720
Sumitomo Chemical Co., Ltd.	89,000	444,037
Sumitomo Corp.	70,880	1,013,180
Sumitomo Densetsu Co., Ltd.	900	4,241
Sumitomo Electric Industries Ltd.	45,900	635,139
Sumitomo Forestry Co., Ltd.	9,500	86,343
Sumitomo Heavy Industries Ltd.	33,000	215,424
Sumitomo Light Metal Industries Ltd.*	21,000	24,489
Sumitomo Metal Industries Ltd.	240,000	536,667
Sumitomo Metal Mining Co., Ltd.	38,000	653,739
Sumitomo Mitsui Construction Co., Ltd.*	7,600	$9,868
Sumitomo Mitsui Financial Group, Inc.	96,800	3,009,435
Sumitomo Osaka Cement Co., Ltd.	24,000	69,536
Sumitomo Pipe & Tube Co., Ltd.	800	6,684
Sumitomo Precision Products Co., Ltd.	2,000	13,922
Sumitomo Real Estate Sales Co., Ltd.	440	17,562
Sumitomo Realty & Development Co., Ltd.	29,000	580,139
Sumitomo Rubber Industries Ltd.	9,100	92,991
Sumitomo Seika Chemicals Co., Ltd.	2,000	10,363
Sumitomo Warehouse Co., Ltd.	9,000	43,496
Sun Frontier Fudousan Co., Ltd.*	10	1,069
Suncity Co., Ltd.*	30	620
Sundrug Co., Ltd.	2,300	65,450
Sun-Wa Technos Corp.	600	5,194
Suruga Bank Ltd.	12,000	106,468
Suzuden Corp.	300	1,749
Suzuken Co., Ltd.	5,000	131,883
Suzuki Motor Corp.	25,900	578,842
Suzutan Co., Ltd.*	300	566
SWCC Showa Holdings Co., Ltd.*	15,000	18,755
SxL Corp.*	6,000	6,059
Sysmex Corp.	4,200	148,550
Systena Corp.	10	10,543
T Hasegawa Co., Ltd.	1,600	25,949
T&D Holdings, Inc.	22,300	549,591
T.RAD Co., Ltd.	4,000	17,120
Tac Co., Ltd.	700	2,685
Tachibana Eletech Co., Ltd.	700	6,859
Tachi-S Co., Ltd.	1,600	27,911
Tact Home Co., Ltd.	10	9,101
Tadano Ltd.	5,000	31,919
Taihei Dengyo Kaisha Ltd.	1,000	8,440
Taihei Kogyo Co., Ltd.	2,000	9,810
Taiheiyo Cement Corp.	54,000	90,887
Taiheiyo Kouhatsu, Inc.	4,000	3,895
Taiho Kogyo Co., Ltd.	800	7,107
Taikisha Ltd.	2,100	39,864
Taiko Pharmaceutical Co., Ltd.	400	4,304
Taisei Corp.	65,000	160,195
Taisei Lamick Co., Ltd.	300	8,447
Taisho Pharmaceutical Co., Ltd.	10,000	216,398
Taiyo Holdings Co., Ltd.	900	27,699
Taiyo Nippon Sanso Corp.	17,000	141,633
Taiyo Yuden Co., Ltd.	5,000	67,023
Takachiho Koheki Co., Ltd.	500	5,488
Takada Kiko Co., Ltd.	1,000	2,573
Takamatsu Construction Group Co., Ltd.	1,000	16,158
Takano Co., Ltd.	400	2,693
Takaoka Electric Manufacturing Co., Ltd.	4,000	17,745
Taka-Q Co., Ltd.	500	830
Takara Holdings, Inc.	11,000	54,352
Takara Leben Co., Ltd.	1,100	6,453
Takara Printing Co., Ltd.	700	5,622
Takara Standard Co., Ltd.	5,000	40,214
Takasago International Corp.	4,000	21,928
Takasago Thermal Engineering Co., Ltd.	3,900	34,555
Takashima & Co., Ltd.	2,000	4,328
Takashimaya Co., Ltd.	16,000	102,140
Takata Corp.	1,900	54,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Take And Give Needs Co., Ltd.	60	$4,299
Takeda Pharmaceutical Co., Ltd.	50,900	2,374,273
Takihyo Co., Ltd.	1,000	4,629
Takiron Co., Ltd.	3,000	12,551
Takuma Co., Ltd.*	4,000	13,657
Tamron Co., Ltd.	1,200	26,848
Tamura Corp.	3,000	7,862
Tanaka Co., Ltd.	300	1,453
Tanseisha Co., Ltd.	1,000	4,641
TASAKI & Co., Ltd.*	2,000	1,635
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	8,608
Taya Co., Ltd.	200	1,582
Tayca Corp.	2,000	7,069
TBK Co., Ltd.	1,000	4,857
TDC Software Engineering, Inc.	200	1,678
TDK Corp.	6,900	407,712
Teac Corp.*	6,000	2,741
Tecmo Koei Holdings Co., Ltd.	2,400	19,476
Teijin Ltd.	49,000	219,139
Teikoku Electric Manufacturing Co., Ltd.	400	7,425
Teikoku Piston Ring Co., Ltd.	1,500	13,831
Teikoku Sen-I Co., Ltd.	1,000	6,516
Teikoku Tsushin Kogyo Co., Ltd.	2,000	4,424
Tekken Corp.*	8,000	12,214
Temp Holdings Co., Ltd.	1,700	15,267
Ten Allied Co., Ltd.*	800	2,491
Tenma Corp.	1,100	12,166
Terumo Corp.	9,700	511,355
T-Gaia Corp.	10	16,458
THK Co., Ltd.	8,200	206,232
Tigers Polymer Corp.	600	2,705
Titan Kogyo KK*	1,000	4,568
TKC Corp.	900	18,318
Toa Corp.	12,000	27,807
Toa Road Corp.	2,000	4,665
Toabo Corp.	4,000	3,270
Toagosei Co., Ltd.	13,000	67,047
Tobishima Corp.*	40,000	17,312
Tobu Railway Co., Ltd.	73,000	298,389
Tobu Store Co., Ltd.	1,000	2,921
TOC Co., Ltd.	4,700	18,590
Tocalo Co., Ltd.	600	10,784
Tochigi Bank Ltd.	6,000	26,545
Toda Corp.	14,000	55,374
Toda Kogyo Corp.	1,000	8,896
Toei Co., Ltd.	5,000	23,744
Toenec Corp.	1,000	5,927
Toho Bank Ltd.	10,000	27,050
Toho Co., Ltd.	10,000	122,049
Toho Gas Co., Ltd.	31,000	159,882
Toho Holdings Co., Ltd.	3,700	40,345
Toho Real Estate Co., Ltd.	1,200	7,502
Toho Titanium Co., Ltd.	2,100	53,674
Toho Zinc Co., Ltd.	7,000	32,652
Tohoku Bank Ltd.	6,000	9,522
Tohoku Electric Power Co., Inc.	31,000	523,623
Tohpe Corp.*	1,000	1,202
Tohto Suisan Co., Ltd.	2,000	3,366
Tokai Carbon Co., Ltd.	12,000	59,726
Tokai Corp.†	2,000	7,935
Tokai Kanko Co., Ltd.*	5,000	1,443
Tokai Rika Co., Ltd.	2,900	49,437
Tokai Rubber Industries Ltd.	2,000	24,501
Tokai Senko KK	1,000	$1,010
Tokai Tokyo Financial Holdings, Inc.	14,000	47,800
Token Corp.	520	22,912
Tokio Marine Holdings, Inc.	48,800	1,304,775
Toko, Inc.*	5,000	9,678
Tokushu Tokai Paper Co., Ltd.	8,000	17,504
Tokuyama Corp.	20,000	106,756
Tokyo Broadcasting System Holdings, Inc.	6,600	77,600
Tokyo Denpa Co., Ltd.	300	1,926
Tokyo Dome Corp.*	9,000	17,961
Tokyo Electric Power Co., Inc.	95,800	536,701
Tokyo Electron Ltd.	9,700	534,678
Tokyo Energy & Systems, Inc.	1,000	6,576
Tokyo Gas Co., Ltd.	155,000	708,103
Tokyo Individualized Educational Institute, Inc.	900	1,883
TOKYO KEIKI, Inc.	4,000	5,819
Tokyo Kikai Seisakusho Ltd.*	3,000	2,633
Tokyo Ohka Kogyo Co., Ltd.	2,300	47,394
Tokyo Rakutenchi Co., Ltd.	2,000	6,276
Tokyo Rope Manufacturing Co., Ltd.	8,000	30,103
Tokyo Sangyo Co., Ltd.	1,000	3,246
Tokyo Seimitsu Co., Ltd.	2,300	41,145
Tokyo Steel Manufacturing Co., Ltd.	7,100	82,882
Tokyo Style Co., Ltd.	4,000	28,901
Tokyo Tatemono Co., Ltd.	25,000	93,472
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	887
Tokyo Tekko Co., Ltd.	2,000	6,444
Tokyo Theatres Co., Inc.	4,000	5,434
Tokyo Tomin Bank Ltd.	2,300	29,863
Tokyotokeiba Co., Ltd.	8,000	10,387
Tokyu Community Corp.	300	8,541
Tokyu Construction Co., Ltd.	4,940	14,669
Tokyu Corp.	68,000	282,039
Tokyu Land Corp.	24,000	104,448
Tokyu Livable, Inc.	1,300	11,393
Toli Corp.	3,000	7,177
Tomato Bank Ltd.	4,000	7,790
Tomen Devices Corp.	100	2,561
Tomen Electronics Corp.	500	6,901
Tomoe Corp.	1,800	7,552
Tomoe Engineering Co., Ltd.	400	7,973
Tomoegawa Co., Ltd.	2,000	5,602
Tomoku Co., Ltd.	4,000	12,695
TOMONY Holdings, Inc.	9,400	34,693
Tomy Co., Ltd.	3,700	28,024
Tonami Holdings Co., Ltd.	2,000	3,967
TonenGeneral Sekiyu KK	19,000	234,588
Tonichi Carlife Group, Inc.*	1,000	1,443
Top Culture Co., Ltd.	400	1,683
Topcon Corp.	2,800	14,811
Toppan Forms Co., Ltd.	2,600	22,599
Toppan Printing Co., Ltd.	35,000	276,028
Topre Corp.	2,500	20,017
Topy Industries Ltd.	10,000	26,208
Toray Industries, Inc.	100,000	727,338
Torigoe Co., Ltd.	1,200	10,503
Torii Pharmaceutical Co., Ltd.	800	15,937
Torishima Pump Manufacturing Co., Ltd.	1,500	22,271
Tose Co., Ltd.	300	1,854
Toshiba Corp.	258,000	1,262,395
Toshiba Machine Co., Ltd.	7,000	37,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Toshiba Plant Systems & Services Corp.	2,000	$22,626
Toshiba TEC Corp.	7,000	31,137
Tosho Printing Co., Ltd.	1,000	1,527
Tosoh Corp.	32,000	115,028
Totetsu Kogyo Co., Ltd.	1,000	9,353
TOTO Ltd.	18,000	144,770
Totoku Electric Co., Ltd.*	1,000	1,346
Tottori Bank Ltd.	3,000	6,203
Touei Housing Corp.	900	9,889
Toukei Computer Co., Ltd.	200	2,633
Tow Co., Ltd.	300	1,800
Towa Bank Ltd.	13,000	16,098
Towa Corp.	1,200	8,613
Towa Pharmaceutical Co., Ltd.	600	30,332
Toyo Construction Co., Ltd.	18,000	21,640
Toyo Corp.	1,600	14,792
Toyo Electric Manufacturing Co., Ltd.	2,000	9,497
Toyo Engineering Corp.	8,000	30,777
Toyo Ink Manufacturing Co., Ltd.	11,000	56,203
Toyo Kanetsu KK	6,000	15,292
Toyo Kohan Co., Ltd.	3,000	16,627
Toyo Logistics Co., Ltd.	1,000	2,236
Toyo Machinery & Metal Co., Ltd.	1,000	3,150
Toyo Securities Co., Ltd.	4,000	6,348
Toyo Seikan Kaisha Ltd.	9,100	149,223
Toyo Shutter Co., Ltd.*	200	882
Toyo Sugar Refining Co., Ltd.	2,000	2,501
Toyo Suisan Kaisha Ltd.	5,000	108,560
Toyo Tanso Co., Ltd.	700	37,912
Toyo Tire & Rubber Co., Ltd.	10,000	24,525
Toyo Wharf & Warehouse Co., Ltd.	3,000	4,797
Toyobo Co., Ltd.	46,000	66,362
Toyoda Gosei Co., Ltd.	3,500	72,920
Toyota Auto Body Co., Ltd.	2,200	36,922
Toyota Boshoku Corp.	4,300	61,879
Toyota Industries Corp.	11,300	341,799
Toyota Motor Corp.	166,700	6,713,693
Toyota Tsusho Corp.	13,600	224,323
Transcosmos, Inc.	1,600	14,369
Trend Micro, Inc.	5,400	143,797
Trusco Nakayama Corp.	1,500	26,887
TS Tech Co., Ltd.	2,300	40,343
Tsubakimoto Chain Co.	6,000	30,801
Tsubakimoto Kogyo Co., Ltd.	1,000	2,549
Tsudakoma Corp.*	3,000	7,754
Tsugami Corp.	3,000	20,918
Tsukamoto Corp. Co., Ltd.*	2,000	2,140
Tsukishima Kikai Co., Ltd.	2,000	19,115
Tsukuba Bank Ltd.*	5,400	16,425
Tsumura & Co.	3,500	109,822
Tsuruha Holdings, Inc.	1,100	49,922
Tsutsumi Jewelry Co., Ltd.	500	12,653
TV Asahi Corp.	30	46,850
Tv Tokyo Holdings Corp.	500	6,624
TYK Corp.	1,000	2,248
Ube Industries Ltd.	54,000	172,037
Uchida Yoko Co., Ltd.	2,000	6,348
Ueki Corp.	1,000	2,681
UKC Holdings Corp.	700	8,920
Ulvac, Inc.	2,200	51,945
Unicafe, Inc.*	300	1,443
Unicharm Corp.	7,100	258,205
Uniden Corp.*	3,000	12,010
Unihair Co., Ltd.*	1,300	15,176
Union Tool Co.	800	$18,966
Unipres Corp.	1,600	31,969
United Arrows Ltd.	1,100	14,415
Unitika Ltd.*	29,000	23,359
Universe Co., Ltd.	200	3,126
UNY Co., Ltd.	9,900	91,883
U-Shin Ltd.	1,400	10,856
Ushio, Inc.	7,500	146,700
USS Co., Ltd.	1,690	131,453
Utoc Corp.	900	2,499
Valor Co., Ltd.	2,400	23,862
Vantec Corp.	10	27,963
Vital KSK Holdings, Inc.	2,300	18,692
Wacoal Holdings Corp.	7,000	88,194
Wacom Co., Ltd.	20	24,453
Wakachiku Construction Co., Ltd.*	7,000	10,940
Wakamoto Pharmaceutical Co., Ltd.*	1,000	3,066
Warabeya Nichiyo Co., Ltd.	700	8,727
Warehouse Co., Ltd.*	200	647
Watabe Wedding Corp.	300	2,719
WATAMI Co., Ltd.	1,400	22,251
Weathernews, Inc.	300	6,582
West Japan Railway Co.	120	463,092
Wood One Co., Ltd.	2,000	10,796
Xebio Co., Ltd.	1,400	25,465
Y.A.C. Co., Ltd.	500	4,232
Yachiyo Bank Ltd.	600	20,414
Yahagi Construction Co., Ltd.	1,700	9,524
Yahoo! Japan Corp.	900	322,000
Yaizu Suisankagaku Industry Co., Ltd.	600	5,821
Yakult Honsha Co., Ltd.	7,400	189,137
YAMABIKO Corp.	500	6,053
Yamada Denki Co., Ltd.	5,590	377,013
Yamagata Bank Ltd.	7,000	34,924
Yamaguchi Financial Group, Inc.	12,000	111,084
Yamaha Corp.	9,800	111,101
Yamaha Motor Co., Ltd.*	18,800	328,175
Yamaichi Electronics Co., Ltd.*	1,200	3,924
Yamanashi Chuo Bank Ltd.	7,000	33,999
Yamashita Medical Instruments Co., Ltd.	100	1,315
Yamatake Corp.	3,400	83,304
Yamatane Corp.	6,000	8,800
Yamato Corp.	1,000	3,847
Yamato Holdings Co., Ltd.	25,200	390,815
Yamato International, Inc.	700	3,206
Yamato Kogyo Co., Ltd.	2,900	96,574
Yamaura Corp.	500	1,449
Yamaya Corp.	100	878
Yamazaki Baking Co., Ltd.	10,000	116,494
Yamazawa Co., Ltd.	300	4,173
Yamazen Corp.	4,700	27,404
Yaoko Co., Ltd.	500	15,563
Yaskawa Electric Corp.	13,000	154,100
Yasuda Warehouse Co., Ltd.	1,000	5,891
Yellow Hat Ltd.	1,100	10,275
Yodogawa Steel Works Ltd.	9,000	41,765
Yokogawa Bridge Holdings Corp.	2,000	14,691
Yokogawa Electric Corp.*	12,400	94,513
Yokohama Reito Co., Ltd.	2,600	17,661
Yokohama Rubber Co., Ltd.	14,000	67,829
Yokowo Co., Ltd.	1,000	7,574
Yomeishu Seizo Co., Ltd.	1,000	9,461
Yomiuri Land Co., Ltd.	2,000	6,732
Yondenko Corp.	1,000	4,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yonekyu Corp.	1,000	$8,163
Yorozu Corp.	700	14,079
Yoshinoya Holdings Co., Ltd.	30	36,066
Yuasa Trading Co., Ltd.*	12,000	15,148
Yuken Kogyo Co., Ltd.	2,000	4,184
Yurtec Corp.	2,000	12,094
Yusen Logistics Co., Ltd.	900	14,077
Yushin Precision Equipment Co., Ltd.	600	10,950
Yushiro Chemical Industry Co., Ltd.	600	8,079
Zappallas, Inc.	10	13,296
Zenrin Co., Ltd.	1,700	18,087
Zensho Co., Ltd.	4,600	45,624
Zeon Corp.	12,000	110,652
ZERIA Pharmaceutical Co., Ltd.	1,000	11,974
Zuken, Inc.	800	6,213

		203,893,204

Luxembourg (0.3%)
ArcelorMittal S.A.	123,110	4,453,385

		4,453,385

Malaysia (0.8%)
Genting Berhad	1,849,600	6,741,918
Sime Darby Bhd	1,787,100	5,446,119

		12,188,037

Mauritius (0.0%)
Essar Energy plc*	29,860	226,622

		226,622

Mexico (0.0%)
Fresnillo plc	16,440	406,936

		406,936

Netherlands (2.7%)
ING Groep N.V. (CVA)*	514,690	6,514,438
Koninklijke Philips Electronics N.V.*	131,420	4,200,833
Royal Dutch Shell plc (BATS Europe Exchange), Class A	213,257	7,750,632
Royal Dutch Shell plc (Euro Comp Exchange), Class A	271,000	9,842,473
Royal Dutch Shell plc, Class B	207,550	7,524,709
Unilever N.V. (CVA)	206,960	6,489,345

		42,322,430

New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	126,130	193,085

		193,085

Norway (0.4%)
Statoil ASA	222,604	6,170,642

		6,170,642

Papua New Guinea (0.0%)
Oil Search Ltd.	71,810	528,850

		528,850

Singapore (0.9%)
DBS Group Holdings Ltd.	674,000	7,828,132
OM Holdings Ltd.	18,880	27,340
Singapore Telecommunications Ltd.	30,210	71,870
United Overseas Bank Ltd.	362,000	$5,399,127

		13,326,469

South Africa (0.2%)
AngloGold Ashanti Ltd. (ADR)	61,078	2,928,690

		2,928,690

Spain (3.4%)
Banco Bilbao Vizcaya Argentaria S.A.	599,420	7,272,552
Banco Santander S.A.	1,518,470	17,628,985
Iberdrola S.A.	534,230	4,645,632
Repsol YPF S.A.	105,440	3,612,460
Telefonica S.A.	786,276	19,684,292

		52,843,921

Sweden (2.5%)
Atlas Copco AB, Class A	543,458	14,447,671
Investor AB, Class B	292,903	7,109,229
Sandvik AB	412,001	7,774,096
Telefonaktiebolaget LM Ericsson, Class B	344,334	4,440,626
Volvo AB, Class B*	295,171	5,190,827

		38,962,449

Switzerland (4.9%)
ABB Ltd. (Registered)*	328,790	7,896,687
Cie Financiere Richemont S.A., Class A	179,885	10,389,656
Holcim Ltd. (Registered)	99,502	7,496,504
Nestle S.A. (Registered)	167,603	9,607,292
Novartis AG (Registered)	101,821	5,522,833
Roche Holding AG	43,713	6,244,034
Syngenta AG (Registered)	23,660	7,689,178
UBS AG (Registered)*	368,746	6,616,150
Wolseley plc*	21,570	726,309
Xstrata plc	611,973	14,303,764

		76,492,407

United Kingdom (14.2%)
3i Group plc	73,610	352,957
Admiral Group plc	15,370	383,163
Aggreko plc	20,910	528,651
AMEC plc	25,330	484,768
Anglo American plc	276,906	14,245,898
Antofagasta plc	30,130	657,833
ARM Holdings plc	100,060	922,968
Associated British Foods plc	30,250	481,388
AstraZeneca plc	108,080	4,963,925
Autonomy Corp. plc*	18,340	467,500
Aviva plc	214,320	1,488,019
BAE Systems plc	260,320	1,356,800
Barclays plc	930,520	4,143,100
BG Group plc	596,986	14,853,693
BHP Billiton plc	391,945	15,467,451
BP plc	1,439,500	10,483,976
British American Tobacco plc	419,068	16,820,168
British Land Co. plc (REIT)	67,590	599,064
British Sky Broadcasting Group plc	100,430	1,329,156
BT Group plc, Class A	590,770	1,758,956
Burberry Group plc	33,050	622,441
Cairn Energy plc*	106,760	791,413
Capita Group plc	46,840	558,296
Capital Shopping Centres Group plc (REIT)	49,220	302,412
Carnival plc	16,240	638,800
Centrica plc	393,590	2,053,935
Compass Group plc	143,580	1,291,005
Diageo plc	565,330	10,746,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Eurasian Natural Resources Corp.	29,510	$443,339
G4S plc	107,580	440,769
GKN plc	118,390	381,552
GlaxoSmithKline plc	400,350	7,639,462
Hammerson plc (REIT)	54,060	387,565
Henderson Group plc	27,700	77,646
HSBC Holdings plc	1,345,200	13,832,587
ICAP plc	50,720	429,607
IMI plc	24,450	403,994
Imperial Tobacco Group plc	315,518	9,753,587
Inmarsat plc	34,890	338,062
Intercontinental Hotels Group plc	21,860	448,167
International Consolidated Airlines Group S.A.*	141,710	516,042
International Power plc	116,020	573,247
Intertek Group plc	12,120	395,469
Invensys plc	61,620	341,233
Investec plc	41,040	314,500
J Sainsbury plc	142,540	766,706
Johnson Matthey plc	16,400	489,345
Kazakhmys plc	16,360	365,851
Kingfisher plc	178,950	705,909
Land Securities Group plc (REIT)	58,360	686,711
Legal & General Group plc	447,790	827,533
Lloyds Banking Group plc*	3,068,320	2,859,305
Lonmin plc	15,450	422,087
Man Group plc	143,300	565,280
Marks & Spencer Group plc	121,200	654,643
National Grid plc	264,490	2,520,311
Next plc	14,100	447,861
Old Mutual plc	414,580	904,494
Pearson plc	61,460	1,085,521
Petrofac Ltd.	19,780	472,476
Prudential plc	192,800	2,185,132
Randgold Resources Ltd.*	6,940	553,095
Reckitt Benckiser Group plc	55,380	2,844,676
Reed Elsevier plc	92,620	802,337
Resolution Ltd.	110,580	524,904
Rexam plc	66,870	389,830
Rio Tinto plc	116,680	8,196,527
Rolls-Royce Group plc*	142,990	1,419,890
Royal Bank of Scotland Group plc*	1,328,550	869,341
RSA Insurance Group plc	266,590	562,378
SABMiller plc	89,930	3,184,665
Sage Group plc	99,970	445,994
Schroders plc	12,950	360,643
Schroders plc (Non-Voting)	4,610	104,201
Scottish & Southern Energy plc	71,170	1,439,695
Serco Group plc	37,360	334,426
Severn Trent plc	17,990	421,638
Smith & Nephew plc	67,810	764,729
Smiths Group plc	29,620	616,288
Standard Chartered plc	459,972	11,931,634
Standard Life plc	174,400	578,569
Tesco plc	607,510	3,713,102
TUI Travel plc	42,710	155,530
Tullow Oil plc	67,590	1,570,036
Unilever plc	100,090	3,050,723
United Utilities Group plc	51,570	489,340
Vedanta Resources plc	10,120	386,219
Vodafone Group plc	3,965,380	11,227,628
Weir Group plc	16,040	445,410
Whitbread plc	13,420	355,218
WM Morrison Supermarkets plc	202,950	$898,580

		220,107,768

United States (0.1%)
Alacer Gold Corp.*	6,830	61,957
Boart Longyear Ltd.	30,700	148,611
News Corp., Class B	27,470	507,467
ResMed, Inc.*	35,020	105,409
Sims Metal Management Ltd.	10,750	194,698

		1,018,142

Total Common Stocks (77.7%) (Cost $1,217,883,677)		1,205,249,773

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.2%)
JPMorgan Chase Nassau 0.000%, 4/1/11 (Cost $18,899,450)	$18,899,450	$18,899,450

Total Investments (78.9%) (Cost $1,236,783,127)		1,224,149,223
Other Assets Less Liabilities (21.1%)		326,827,309

Net Assets (100%)		$1,550,976,532

*	Non-income producing.

†	Securities (totaling $128,187 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $91,288 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.1%
Consumer Staples	9.0
Energy	7.7
Financials	19.4
Health Care	5.0
Industrials	10.0
Information Technology	3.1
Materials	10.2
Telecommunication Services	4.3
Utilities	2.9
Cash and Other	22.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,143	June-11	$123,870,965	$126,679,143	$2,808,178
FTSE 100 Index	849	June-11	78,300,070	80,144,877	1,844,807
SPI 200 Index	270	June-11	32,322,410	33,966,761	1,644,351
TOPIX Index	801	June-11	86,865,962	83,393,364	(3,472,598)

					$2,824,738

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	360	$368,864	$365,561	$3,303
British Pound vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	800	1,282,059	1,281,132	927
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	4,800	6,792,640	6,749,429	43,211
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	7,300	10,330,473	10,297,044	33,429
European Union Euro vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	650	919,837	914,370	5,467
Japanese Yen vs. U.S. Dollar, expiring 6/17/11	Credit Suisse First Boston	730,000	8,780,365	8,976,285	(195,920)

					$(109,583)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$100,780,913	$—	$100,780,913
Consumer Staples	—	137,855,690	—	137,855,690
Energy	10,171,356	111,495,579	—	121,666,935
Financials	19,437,303	273,710,525	92,541	293,240,369
Health Care	—	75,073,532	—	75,073,532
Industrials	—	161,197,025	—	161,197,025
Information Technology	—	48,675,201	—	48,675,201
Materials	12,761,016	146,121,702	27,711	158,910,429
Telecommunication Services	—	63,969,195	—	63,969,195
Utilities	—	43,872,549	7,935	43,880,484
Forward Currency Contracts	—	86,337	—	86,337
Futures	6,297,336	—	—	6,297,336
Short-Term Investments	—	18,899,450	—	18,899,450

Total Assets	$48,667,011	$1,181,737,698	$128,187	$1,230,532,896

Liabilities:
Forward Currency Contracts	$—	$(195,920)	$—	$(195,920)
Futures	(3,472,598)	—	—	(3,472,598)

Total Liabilities	$(3,472,598)	$(195,920)	$—	$(3,668,518)

Total	$45,194,413	$1,181,541,778	$128,187	$1,226,864,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments inSecurities- Information Technology
Balance as of 12/31/10	$—	$4,923,698
Total gains or losses (realized/unrealized) included in earnings	2,434	(545,575)
Purchases	90,107	—
Sales	—	(4,378,123)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$92,541	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$2,434	$—

	Investments in Securities-Materials	Investments in Securities-Utilities
Balance as of 12/31/10	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(521)	(131)
Purchases	28,232	8,066
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$27,711	$7,935

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(521)	$(131)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,033,476,527
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,405,944,581

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,025,465
Aggregate gross unrealized depreciation	(72,678,865)

Net unrealized depreciation	$(19,653,400)

Federal income tax cost of investments	$1,243,802,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (1.1%)
Johnson Controls, Inc.	60,540	$2,516,648
TRW Automotive Holdings Corp.*	36,200	1,993,896

		4,510,544

Automobiles (0.8%)
General Motors Co.*	105,000	3,258,150

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	53,600	2,056,096
Royal Caribbean Cruises Ltd.*	41,085	1,695,167

		3,751,263

Household Durables (0.2%)
Lennar Corp., Class A	59,880	1,085,025

Media (5.7%)
DIRECTV, Class A*	40,300	1,886,040
Gannett Co., Inc.	122,600	1,867,198
Time Warner Cable, Inc.	39,107	2,789,893
Time Warner, Inc.	270,375	9,652,388
Walt Disney Co.	176,710	7,614,434

		23,809,953

Multiline Retail (0.5%)
Kohl’s Corp.	43,800	2,323,152

Specialty Retail (1.8%)
Bed Bath & Beyond, Inc.*	21,600	1,042,632
Lowe’s Cos., Inc.	179,700	4,749,471
Staples, Inc.	84,600	1,642,932

		7,435,035

Total Consumer Discretionary		46,173,122

Consumer Staples (5.4%)
Beverages (0.8%)
Coca-Cola Co.	48,150	3,194,753

Food & Staples Retailing (1.4%)
CVS Caremark Corp.	169,531	5,818,304

Food Products (0.3%)
General Mills, Inc.	38,670	1,413,388

Household Products (2.9%)
Procter & Gamble Co.	196,260	12,089,616

Total Consumer Staples		22,516,061

Energy (15.3%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	46,400	3,407,152
Cameron International Corp.*	15,200	867,920
Schlumberger Ltd.	23,000	2,144,980

		6,420,052

Oil, Gas & Consumable Fuels (13.8%)
Anadarko Petroleum Corp.	29,565	2,421,965
Apache Corp.	52,955	6,932,869
Chevron Corp.	142,800	15,341,004
ConocoPhillips	123,100	9,830,766
Devon Energy Corp.	57,000	5,230,890
EOG Resources, Inc.	34,500	4,088,595
Noble Energy, Inc.	13,800	1,333,770
Occidental Petroleum Corp.	73,435	$7,673,223
Peabody Energy Corp.	31,200	2,245,152
Williams Cos., Inc.	83,005	2,588,096

		57,686,330

Total Energy		64,106,382

Financials (25.3%)
Capital Markets (4.7%)
Goldman Sachs Group, Inc.	56,975	9,028,828
Morgan Stanley	137,070	3,744,752
State Street Corp.	123,670	5,557,730
TD Ameritrade Holding Corp.	81,000	1,690,470

		20,021,780

Commercial Banks (7.3%)
BB&T Corp.	152,109	4,175,392
Comerica, Inc.	22,800	837,216
Fifth Third Bancorp	131,900	1,830,772
North American Financial Holdings, Inc., Class A(b)*§†	110,140	1,872,380
TCF Financial Corp.	66,400	1,053,104
U.S. Bancorp	113,290	2,994,255
Wells Fargo & Co.	560,435	17,765,789

		30,528,908

Consumer Finance (1.6%)
American Express Co.	23,500	1,062,200
Capital One Financial Corp.	82,330	4,277,867
Imperial Holdings, Inc.*	152,100	1,543,815

		6,883,882

Diversified Financial Services (5.6%)
Bank of America Corp.	814,532	10,857,712
Citigroup, Inc.*	2,200,226	9,724,999
KKR Financial Holdings LLC	300,000	2,937,000

		23,519,711

Insurance (5.3%)
ACE Ltd.	76,260	4,934,022
Aflac, Inc.	87,503	4,618,408
MetLife, Inc.	122,700	5,488,371
Prudential Financial, Inc.	96,838	5,963,284
XL Group plc	46,100	1,134,060

		22,138,145

Real Estate Investment Trusts (REITs) (0.8%)
Digital Realty Trust, Inc. (REIT)	20,200	1,174,428
Lexington Realty Trust (REIT)	194,900	1,822,315
Mack-Cali Realty Corp. (REIT)	12,600	427,140

		3,423,883

Total Financials		106,516,309

Health Care (12.7%)
Biotechnology (1.6%)
Biogen Idec, Inc.*	50,400	3,698,856
Celgene Corp.*	49,960	2,874,199

		6,573,055

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	23,900	1,285,103
Covidien plc	50,360	2,615,698

		3,900,801

Health Care Providers & Services (3.7%)
Humana, Inc.*	25,200	1,762,488
McKesson Corp.	30,080	2,377,824
UnitedHealth Group, Inc.	164,200	7,421,840
WellPoint, Inc.	57,155	3,988,848

		15,551,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (6.5%)
Abbott Laboratories, Inc.	110,275	$5,408,989
Johnson & Johnson	31,800	1,884,150
Merck & Co., Inc.	293,180	9,677,872
Pfizer, Inc.	516,895	10,498,137

		27,469,148

Total Health Care		53,494,004

Industrials (10.0%)
Aerospace & Defense (1.8%)
Honeywell International, Inc.	58,275	3,479,600
United Technologies Corp.	49,557	4,195,000

		7,674,600

Construction & Engineering (0.7%)
Fluor Corp.	36,100	2,659,126

Industrial Conglomerates (2.2%)
3M Co.	29,400	2,748,900
General Electric Co.	120,280	2,411,614
Tyco International Ltd.	92,710	4,150,627

		9,311,141

Machinery (3.1%)
Deere & Co.	28,700	2,780,743
Eaton Corp.	44,880	2,488,147
Joy Global, Inc.	11,970	1,182,756
Navistar International Corp.*	42,600	2,953,458
Parker Hannifin Corp.	38,220	3,618,670

		13,023,774

Road & Rail (2.2%)
Hertz Global Holdings, Inc.*	104,000	1,625,520
Norfolk Southern Corp.	81,095	5,617,451
Union Pacific Corp.	19,580	1,925,301

		9,168,272

Total Industrials		41,836,913

Information Technology (8.2%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	110,885	1,901,678
Motorola Mobility Holdings, Inc.*	32,200	785,680

		2,687,358

Computers & Peripherals (1.1%)
Apple, Inc.*	7,050	2,456,572
Hewlett-Packard Co.	54,080	2,215,658

		4,672,230

Electronic Equipment, Instruments & Components (0.7%)
Corning, Inc.	63,071	1,301,155
Ingram Micro, Inc., Class A*	82,600	1,737,078

		3,038,233

IT Services (1.2%)
Global Payments, Inc.	21,700	1,061,564
Mastercard, Inc., Class A	8,300	2,089,276
Western Union Co.	96,200	1,998,074

		5,148,914

Semiconductors & Semiconductor Equipment (2.4%)
Applied Materials, Inc.	76,200	1,190,244
Broadcom Corp., Class A	33,700	1,327,106
Lam Research Corp.*	31,100	1,762,126
Marvell Technology Group Ltd.*	130,300	2,026,165
Micron Technology, Inc.*	92,700	1,062,342
Xilinx, Inc.	86,400	2,833,920

		10,201,903

Software (2.1%)
Adobe Systems, Inc.*	32,400	1,074,384
Microsoft Corp.	308,735	$7,829,519

		8,903,903

Total Information Technology		34,652,541

Materials (4.0%)
Chemicals (2.7%)
Dow Chemical Co.	111,350	4,203,463
E.I. du Pont de Nemours & Co.	129,400	7,113,118

		11,316,581

Metals & Mining (1.3%)
Alcoa, Inc.	106,700	1,883,255
Freeport-McMoRan Copper & Gold, Inc.	62,648	3,480,096

		5,363,351

Total Materials		16,679,932

Telecommunication Services (4.2%)
Diversified Telecommunication Services (2.9%)
Verizon Communications, Inc.	318,150	12,261,501

Wireless Telecommunication Services (1.3%)
Sprint Nextel Corp.*	1,134,100	5,262,224

Total Telecommunication Services		17,523,725

Utilities (3.5%)
Electric Utilities (1.6%)
NextEra Energy, Inc.	69,400	3,825,328
NV Energy, Inc.	187,915	2,798,054

		6,623,382

Gas Utilities (0.4%)
Oneok, Inc.	23,500	1,571,680

Multi-Utilities (0.9%)
SCANA Corp.	63,100	2,484,247
Sempra Energy	29,600	1,583,600

		4,067,847

Water Utilities (0.6%)
American Water Works Co., Inc.	93,400	2,619,870

Total Utilities		14,882,779

Total Common Stocks (99.6%) (Cost $340,157,376)		418,381,768

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.8%)
Federal Farm Credit Bank 0.01%, 4/1/11 (o)(p)	$1,500,000	1,499,999
Federal Home Loan Bank 0.00%, 4/1/11 (o)(p)	1,913,000	1,913,000

Total Government Securities		3,412,999

Total Short-Term Investments (0.8%) (Cost $3,413,000)		3,412,999

Total Investments (100.4%) (Cost $343,570,376)		421,794,767
Other Assets Less Liabilities (-0.4%)		(1,767,933)

Net Assets (100%)		$420,026,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

*	Non-income producing.

†	Securities (totaling $1,872,380 or 0.4% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $1,872,380 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2011.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,173,122	$—	$—	$46,173,122
Consumer Staples	22,516,061	—	—	22,516,061
Energy	64,106,382	—	—	64,106,382
Financials	104,643,929	—	1,872,380	106,516,309
Health Care	53,494,004	—	—	53,494,004
Industrials	41,836,913	—	—	41,836,913
Information Technology	34,652,541	—	—	34,652,541
Materials	16,679,932	—	—	16,679,932
Telecommunication Services	17,523,725	—	—	17,523,725
Utilities	14,882,779	—	—	14,882,779
Short-Term Investments	—	3,412,999	—	3,412,999

Total Assets	$416,509,388	$3,412,999	$1,872,380	$421,794,767

Total Liabilities	$—	$—	$—	$—

Total	$416,509,388	$3,412,999	$1,872,380	$421,794,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/10	$1,844,845
Total gains or losses (realized/unrealized) included in earnings	27,535
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/11	$1,872,380

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$27,535

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$61,865,557
Net Proceeds of Sales and Redemptions:
Stocks	$63,492,992

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,835,960
Aggregate gross unrealized depreciation	(4,183,313)

Net unrealized appreciation	$71,652,647

Federal income tax cost of investments	$350,142,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (1.1%)
Goodyear Tire & Rubber Co.*	5,727	$85,791
Johnson Controls, Inc.	170,878	7,103,398

		7,189,189

Automobiles (0.2%)
Ford Motor Co.*	89,385	1,332,730
Harley-Davidson, Inc.	5,553	235,947

		1,568,677

Distributors (0.0%)
Genuine Parts Co.	3,714	199,219

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,909	121,334
DeVry, Inc.	1,460	80,402
H&R Block, Inc.	7,212	120,729

		322,465

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	10,211	391,694
Darden Restaurants, Inc.	3,263	160,311
International Game Technology	7,071	114,762
Marriott International, Inc., Class A	6,873	244,541
McDonald’s Corp.	24,649	1,875,543
Starbucks Corp.	17,631	651,466
Starwood Hotels & Resorts Worldwide, Inc.	4,544	264,097
Wyndham Worldwide Corp.	4,094	130,230
Wynn Resorts Ltd.	1,798	228,796
Yum! Brands, Inc.	11,055	568,006

		4,629,446

Household Durables (0.2%)
D.R. Horton, Inc.	6,616	77,076
Fortune Brands, Inc.	3,633	224,846
Harman International Industries, Inc.	1,702	79,688
Leggett & Platt, Inc.	3,487	85,432
Lennar Corp., Class A	3,806	68,965
Newell Rubbermaid, Inc.	6,883	131,672
Pulte Group, Inc.*	8,100	59,940
Stanley Black & Decker, Inc.	3,953	302,800
Whirlpool Corp.	1,804	153,989

		1,184,408

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	8,419	1,516,514
Expedia, Inc.	4,655	105,482
Netflix, Inc.*	1,047	248,485
priceline.com, Inc.*	1,158	586,458

		2,456,939

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,297	154,432
Mattel, Inc.	8,238	205,373

		359,805

Media (3.9%)
Cablevision Systems Corp. - New
York Group, Class A	5,495	190,182
CBS Corp., Class B	15,886	397,785
Comcast Corp., Class A	65,599	1,621,607
DIRECTV, Class A*	18,748	877,406
Discovery Communications, Inc., Class A*	6,660	265,734
Gannett Co., Inc.	5,663	86,248
Interpublic Group of Cos., Inc.	11,518	144,781
McGraw-Hill Cos., Inc.	7,246	$285,492
News Corp., Class A	53,967	947,661
Omnicom Group, Inc.	6,711	329,242
Scripps Networks Interactive, Inc., Class A	2,157	108,044
Time Warner Cable, Inc.	8,113	578,781
Time Warner, Inc.	273,970	9,780,729
Viacom, Inc., Class B	178,632	8,309,961
Walt Disney Co.	44,873	1,933,578
Washington Post Co., Class B	125	54,695

		25,911,926

Multiline Retail (0.3%)
Big Lots, Inc.*	1,777	77,175
Family Dollar Stores, Inc.	2,986	153,242
J.C. Penney Co., Inc.	5,575	200,198
Kohl’s Corp.	6,908	366,400
Macy’s, Inc.	9,984	242,212
Nordstrom, Inc.	3,969	178,129
Sears Holdings Corp.*	1,043	86,204
Target Corp.	16,732	836,767

		2,140,327

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	2,071	121,568
AutoNation, Inc.*	1,483	52,454
AutoZone, Inc.*	631	172,616
Bed Bath & Beyond, Inc.*	6,018	290,489
Best Buy Co., Inc.	7,730	222,006
CarMax, Inc.*	5,401	173,372
GameStop Corp., Class A*	3,586	80,757
Gap, Inc.	10,306	233,534
Home Depot, Inc.	38,702	1,434,296
Limited Brands, Inc.	6,236	205,040
Lowe’s Cos., Inc.	354,177	9,360,898
O’Reilly Automotive, Inc.*	3,383	194,387
RadioShack Corp.	2,519	37,810
Ross Stores, Inc.	2,814	200,132
Staples, Inc.	17,051	331,130
Tiffany & Co.	2,986	183,460
TJX Cos., Inc.	9,351	465,025
Urban Outfitters, Inc.*	3,026	90,265

		13,849,239

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	6,988	363,655
NIKE, Inc., Class B	9,039	684,252
Polo Ralph Lauren Corp.	1,547	191,287
VF Corp.	2,036	200,607

		1,439,801

Total Consumer Discretionary		61,251,441

Consumer Staples (8.0%)
Beverages (4.1%)
Brown-Forman Corp., Class B	2,413	164,808
Coca-Cola Co.	206,357	13,691,787
Coca-Cola Enterprises, Inc.	7,819	213,459
Constellation Brands, Inc., Class A*	4,175	84,669
Dr. Pepper Snapple Group, Inc.	5,292	196,651
Molson Coors Brewing Co., Class B	3,755	176,072
PepsiCo, Inc.	196,499	12,656,500

		27,183,946

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	10,316	756,369
CVS Caremark Corp.	32,331	1,109,600
Kroger Co.	15,033	360,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	8,680	$204,327
SUPERVALU, Inc.	5,107	45,606
Sysco Corp.	13,767	381,346
Walgreen Co.	21,793	874,771
Wal-Mart Stores, Inc.	46,329	2,411,424
Whole Foods Market, Inc.	3,527	232,429

		6,376,213

Food Products (1.2%)
Archer-Daniels-Midland Co.	108,558	3,909,174
Campbell Soup Co.	4,313	142,803
ConAgra Foods, Inc.	10,276	244,055
Dean Foods Co.*	4,327	43,270
General Mills, Inc.	15,022	549,054
H.J. Heinz Co.	7,562	369,177
Hershey Co.	3,639	197,780
Hormel Foods Corp.	3,262	90,814
J.M. Smucker Co.	2,819	201,248
Kellogg Co.	5,939	320,587
Kraft Foods, Inc., Class A	41,347	1,296,642
McCormick & Co., Inc. (Non-Voting)	3,141	150,234
Mead Johnson Nutrition Co.	4,814	278,875
Sara Lee Corp.	14,706	259,855
Tyson Foods, Inc., Class A	6,983	134,004

		8,187,572

Household Products (0.9%)
Clorox Co.	3,251	227,797
Colgate-Palmolive Co.	11,671	942,550
Kimberly-Clark Corp.	9,554	623,590
Procter & Gamble Co.	66,176	4,076,442

		5,870,379

Personal Products (0.1%)
Avon Products, Inc.	10,222	276,403
Estee Lauder Cos., Inc., Class A	2,690	259,208

		535,611

Tobacco (0.7%)
Altria Group, Inc.	49,434	1,286,767
Lorillard, Inc.	3,439	326,739
Philip Morris International, Inc.	42,460	2,786,650
Reynolds American, Inc.	7,958	282,748

		4,682,904

Total Consumer Staples		52,836,625

Energy (8.8%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	10,263	753,612
Cameron International Corp.*	5,795	330,895
Diamond Offshore Drilling, Inc.	1,622	126,029
FMC Technologies, Inc.*	2,828	267,189
Halliburton Co.	21,584	1,075,747
Helmerich & Payne, Inc.	2,520	173,099
Nabors Industries Ltd.*	6,729	204,427
National Oilwell Varco, Inc.	9,951	788,816
Noble Corp.	5,960	271,895
Rowan Cos., Inc.*	2,976	131,480
Schlumberger Ltd.	32,155	2,998,775

		7,121,964

Oil, Gas & Consumable Fuels (7.7%)
Anadarko Petroleum Corp.	11,725	960,512
Apache Corp.	9,045	1,184,171
Cabot Oil & Gas Corp.	2,507	132,796
Chesapeake Energy Corp.	15,563	521,672
Chevron Corp.	47,429	5,095,297
ConocoPhillips	117,078	9,349,849
Consol Energy, Inc.	5,349	286,867
Denbury Resources, Inc.*	9,507	$231,971
Devon Energy Corp.	10,089	925,867
El Paso Corp.	16,798	302,364
EOG Resources, Inc.	6,311	747,917
EQT Corp.	3,524	175,848
Exxon Mobil Corp.	117,154	9,856,166
Hess Corp.	7,074	602,775
Marathon Oil Corp.	173,493	9,248,912
Massey Energy Co.	2,408	164,611
Murphy Oil Corp.	4,581	336,337
Newfield Exploration Co.*	3,156	239,887
Noble Energy, Inc.	4,155	401,581
Occidental Petroleum Corp.	70,660	7,383,263
Peabody Energy Corp.	6,431	462,775
Pioneer Natural Resources Co.	2,751	280,382
QEP Resources, Inc.	4,170	169,052
Range Resources Corp.	3,828	223,785
Southwestern Energy Co.*	8,176	351,323
Spectra Energy Corp.	15,252	414,549
Sunoco, Inc.	2,813	128,245
Tesoro Corp.*	3,375	90,551
Valero Energy Corp.	13,533	403,554
Williams Cos., Inc.	13,867	432,373

		51,105,252

Total Energy		58,227,216

Financials (13.5%)
Capital Markets (3.2%)
Ameriprise Financial, Inc.	5,824	355,730
Bank of New York Mellon Corp.	29,425	878,925
BlackRock, Inc.	21,650	4,351,866
Charles Schwab Corp.	171,507	3,092,271
E*TRADE Financial Corp.*	5,239	81,886
Federated Investors, Inc., Class B	2,217	59,305
Franklin Resources, Inc.	3,426	428,524
Goldman Sachs Group, Inc.	55,999	8,874,161
Invesco Ltd.	10,877	278,016
Janus Capital Group, Inc.	4,584	57,162
Legg Mason, Inc.	3,597	129,816
Morgan Stanley	36,525	997,863
Northern Trust Corp.	5,733	290,950
State Street Corp.	11,836	531,910
T. Rowe Price Group, Inc.	6,164	409,413

		20,817,798

Commercial Banks (2.9%)
BB&T Corp.	197,206	5,413,305
Comerica, Inc.	4,231	155,362
Fifth Third Bancorp.	21,637	300,321
First Horizon National Corp.	6,238	69,928
Huntington Bancshares, Inc./Ohio	20,343	135,077
KeyCorp.	20,759	184,340
M&T Bank Corp.	2,863	253,290
Marshall & Ilsley Corp.	12,525	100,075
PNC Financial Services Group, Inc.	12,419	782,273
Regions Financial Corp.	29,615	215,005
SunTrust Banks, Inc.	11,788	339,966
U.S. Bancorp.	45,421	1,200,477
Wells Fargo & Co.	307,511	9,748,099
Zions Bancorp.	4,332	99,896

		18,997,414

Consumer Finance (0.3%)
American Express Co.	24,668	1,114,994
Capital One Financial Corp.	10,773	559,765
Discover Financial Services	12,819	309,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*	12,462	$190,668

		2,174,621

Diversified Financial Services (3.1%)
Bank of America Corp.	239,140	3,187,736
Citigroup, Inc.*	686,530	3,034,463
CME Group, Inc.	1,576	475,243
IntercontinentalExchange, Inc.*	1,748	215,948
JPMorgan Chase & Co.	286,871	13,224,753
Leucadia National Corp.	4,676	175,537
Moody’s Corp.	4,650	157,681
NASDAQ OMX Group, Inc.*	3,613	93,360
NYSE Euronext	6,154	216,436

		20,781,157

Insurance (3.3%)
ACE Ltd.	7,905	511,453
Aflac, Inc.	86,411	4,560,773
Allstate Corp.	12,517	397,790
American International Group, Inc.*	3,442	120,952
Aon Corp.	7,873	416,954
Assurant, Inc.	2,361	90,922
Berkshire Hathaway, Inc., Class B*	40,899	3,420,383
Chubb Corp.	6,975	427,637
Cincinnati Financial Corp.	3,836	125,821
Genworth Financial, Inc., Class A*	11,574	155,786
Hartford Financial Services Group, Inc.	10,481	282,253
Lincoln National Corp.	7,395	222,146
Loews Corp.	7,429	320,116
Marsh & McLennan Cos., Inc.	12,855	383,208
MetLife, Inc.	177,784	7,952,278
Principal Financial Group, Inc.	7,580	243,394
Progressive Corp.	15,594	329,501
Prudential Financial, Inc.	11,443	704,660
Torchmark Corp.	1,841	122,390
Travelers Cos., Inc.	10,184	605,744
Unum Group	7,317	192,071
XL Group plc	7,348	180,761

		21,766,993

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT), Class A	2,759	70,272
AvalonBay Communities, Inc. (REIT)	2,042	245,203
Boston Properties, Inc. (REIT)	3,372	319,834
Equity Residential (REIT)	6,949	391,993
HCP, Inc. (REIT)	9,480	359,671
Health Care REIT, Inc.	4,165	218,413
Host Hotels & Resorts, Inc. (REIT)	15,957	281,003
Kimco Realty Corp. (REIT)	9,547	175,092
Plum Creek Timber Co., Inc. (REIT)	3,776	164,671
ProLogis (REIT)	13,416	214,388
Public Storage (REIT)	3,293	365,227
Simon Property Group, Inc. (REIT)	7,018	752,049
Ventas, Inc. (REIT)	3,853	209,218
Vornado Realty Trust (REIT)	3,882	339,675
Weyerhaeuser Co. (REIT)	12,607	310,132

		4,416,841

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	6,984	186,473

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	12,541	121,397
People’s United Financial, Inc.	8,569	$107,798

		229,195

Total Financials		89,370,492

Health Care (10.4%)
Biotechnology (0.5%)
Amgen, Inc.*	22,031	1,177,557
Biogen Idec, Inc.*	5,693	417,809
Celgene Corp.*	10,984	631,910
Cephalon, Inc.*	1,831	138,753
Genzyme Corp.*	6,174	470,150
Gilead Sciences, Inc.*	18,789	797,405

		3,633,584

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	13,703	736,810
Becton, Dickinson and Co.	5,224	415,935
Boston Scientific Corp.*	35,992	258,783
C.R. Bard, Inc.	2,009	199,514
CareFusion Corp.*	5,256	148,219
Covidien plc	134,813	7,002,187
DENTSPLY International, Inc.	3,366	124,508
Edwards Lifesciences Corp.*	2,711	235,857
Intuitive Surgical, Inc.*	918	306,116
Medtronic, Inc.	25,266	994,217
St. Jude Medical, Inc.	7,691	394,241
Stryker Corp.	7,946	483,117
Varian Medical Systems, Inc.*	2,836	191,827
Zimmer Holdings, Inc.*	4,539	274,746

		11,766,077

Health Care Providers & Services (0.9%)
Aetna, Inc.	9,084	340,014
AmerisourceBergen Corp.	6,476	256,190
Cardinal Health, Inc.	8,275	340,351
CIGNA Corp.	6,425	284,499
Coventry Health Care, Inc.*	3,610	115,123
DaVita, Inc.*	2,268	193,937
Express Scripts, Inc.*	12,467	693,290
Humana, Inc.*	3,985	278,711
Laboratory Corp. of America Holdings*	2,393	220,467
McKesson Corp.	5,999	474,221
Medco Health Solutions, Inc.*	9,556	536,665
Patterson Cos., Inc.	2,229	71,751
Quest Diagnostics, Inc.	3,684	212,640
Tenet Healthcare Corp.*	11,628	86,629
UnitedHealth Group, Inc.	25,840	1,167,968
WellPoint, Inc.	8,872	619,177

		5,891,633

Health Care Technology (0.0%)
Cerner Corp.*	1,700	189,040

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.*	8,154	365,136
Life Technologies Corp.*	4,253	222,942
PerkinElmer, Inc.	2,679	70,378
Thermo Fisher Scientific, Inc.*	9,229	512,671
Waters Corp.*	2,169	188,486

		1,359,613

Pharmaceuticals (7.0%)
Abbott Laboratories, Inc.	36,528	1,791,698
Allergan, Inc.	7,222	512,907
Bristol-Myers Squibb Co.	40,222	1,063,068
Eli Lilly and Co.	24,075	846,718
Forest Laboratories, Inc.*	6,771	218,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares		Value (Note 1)
Hospira, Inc.*	3,937		$217,322
Johnson & Johnson	64,623		3,828,913
Merck & Co., Inc.	296,821		9,798,061
Mylan, Inc.*	10,245		232,254
Pfizer, Inc.	811,842		16,488,511
Sanofi-Aventis S.A. (ADR)	316,200		11,136,564
Watson Pharmaceuticals, Inc.*	2,954		165,454

			46,300,173

Total Health Care			69,140,120

Industrials (6.0%)
Aerospace & Defense (2.4%)
Boeing Co.	17,399		1,286,308
General Dynamics Corp.	8,806		674,187
Goodrich Corp.	2,954		252,656
Honeywell International, Inc.	153,942		9,191,877
Huntington Ingalls Industries, Inc.*	—	@	7
ITT Corp.	4,330		260,016
L-3 Communications Holdings, Inc.	2,674		209,401
Lockheed Martin Corp.	6,778		544,951
Northrop Grumman Corp.	6,883		431,633
Precision Castparts Corp.	3,391		499,087
Raytheon Co.	8,498		432,293
Rockwell Collins, Inc.	3,664		237,537
Textron, Inc.	6,481		177,515
United Technologies Corp.	21,747		1,840,884

			16,038,352

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	3,936		291,775
Expeditors International of Washington, Inc.	5,013		251,352
FedEx Corp.	7,418		693,954
United Parcel Service, Inc., Class B	23,322		1,733,291

			2,970,372

Airlines (0.0%)
Southwest Airlines Co.	17,520		221,278

Building Products (0.0%)
Masco Corp.	8,452		117,652

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,525		105,949
Cintas Corp.	2,987		90,416
Iron Mountain, Inc.	4,672		145,907
Pitney Bowes, Inc.	4,815		123,697
R.R. Donnelley & Sons Co.	4,864		92,027
Republic Services, Inc.	7,238		217,429
Stericycle, Inc.*	1,992		176,631
Waste Management, Inc.	11,234		419,478

			1,371,534

Construction & Engineering (0.1%)
Fluor Corp.	4,171		307,236
Jacobs Engineering Group, Inc.*	2,986		153,570
Quanta Services, Inc.*	5,092		114,213

			575,019

Electrical Equipment (0.2%)
Emerson Electric Co.	17,787		1,039,295
Rockwell Automation, Inc.	3,374		319,349
Roper Industries, Inc.	2,261		195,486

			1,554,130

Industrial Conglomerates (1.1%)
3M Co.	16,817		1,572,389
General Electric Co.	250,877		5,030,084
Tyco International Ltd.	11,193		$501,111

			7,103,584

Machinery (1.1%)
Caterpillar, Inc.	15,095		1,680,828
Cummins, Inc.	4,674		512,364
Danaher Corp.	12,775		663,022
Deere & Co.	9,928		961,924
Dover Corp.	4,407		289,716
Eaton Corp.	8,046		446,070
Flowserve Corp.	1,317		169,630
Illinois Tool Works, Inc.	11,764		631,962
Ingersoll-Rand plc	7,791		376,383
Joy Global, Inc.	2,492		246,235
PACCAR, Inc.	8,620		451,257
Pall Corp.	2,728		157,160
Parker Hannifin Corp.	3,832		362,814
Snap-On, Inc.	1,377		82,703

			7,032,068

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,175		94,282
Equifax, Inc.	2,900		112,665
Robert Half International, Inc.	3,457		105,784

			312,731

Road & Rail (0.4%)
CSX Corp.	8,751		687,829
Norfolk Southern Corp.	8,414		582,838
Ryder System, Inc.	1,220		61,732
Union Pacific Corp.	11,601		1,140,726

			2,473,125

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,521		228,267
W.W. Grainger, Inc.	1,368		188,346

			416,613

Total Industrials			40,186,458

Information Technology (11.0%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	130,607		2,239,910
F5 Networks, Inc.*	1,906		195,498
Harris Corp.	3,023		149,941
JDS Uniphase Corp.*	5,250		109,410
Juniper Networks, Inc.*	12,643		532,017
Motorola Mobility Holdings, Inc.*	6,942		169,385
Motorola Solutions, Inc.*	7,934		354,571
QUALCOMM, Inc.	55,790		3,058,966
Tellabs, Inc.	9,033		47,333

			6,857,031

Computers & Peripherals (1.9%)
Apple, Inc.*	21,768		7,585,060
Dell, Inc.*	39,677		575,713
EMC Corp.*	48,881		1,297,791
Hewlett-Packard Co.	51,377		2,104,916
Lexmark International, Inc., Class A*	1,863		69,005
NetApp, Inc.*	8,696		418,973
SanDisk Corp.*	5,602		258,196
Western Digital Corp.*	5,418		202,037

			12,511,691

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,117		223,924
Corning, Inc.	36,992		763,145
FLIR Systems, Inc.	3,769		130,445
Jabil Circuit, Inc.	4,622		94,427
Molex, Inc.	3,169		79,605

			1,291,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	4,427	$168,226
eBay, Inc.*	26,995	837,925
Google, Inc., Class A*	5,926	3,473,880
Monster Worldwide, Inc.*	3,066	48,749
VeriSign, Inc.	4,103	148,570
Yahoo!, Inc.*	30,829	513,303

		5,190,653

IT Services (1.9%)
Accenture plc, Class A	67,000	3,682,990
Automatic Data Processing, Inc.	11,729	601,815
Cognizant Technology Solutions Corp., Class A*	7,224	588,034
Computer Sciences Corp.	3,638	177,280
Fidelity National Information Services, Inc.	6,296	205,816
Fiserv, Inc.*	3,430	215,130
International Business Machines Corp.	28,813	4,698,536
Mastercard, Inc., Class A	2,283	574,677
Paychex, Inc.	7,611	238,681
SAIC, Inc.*	6,951	117,611
Teradata Corp.*	3,929	199,200
Total System Services, Inc.	3,908	70,422
Visa, Inc., Class A	11,450	842,949
Western Union Co.	15,281	317,386

		12,530,527

Office Electronics (0.0%)
Xerox Corp.	33,213	353,719

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	13,599	116,951
Altera Corp.	7,564	332,967
Analog Devices, Inc.	7,100	279,598
Applied Materials, Inc.	275,923	4,309,917
Broadcom Corp., Class A	11,241	442,671
First Solar, Inc.*	1,280	205,875
Intel Corp.	129,662	2,615,283
KLA-Tencor Corp.	3,939	186,591
Linear Technology Corp.	5,366	180,459
LSI Corp.*	14,555	98,974
MEMC Electronic Materials, Inc.*	5,522	71,565
Microchip Technology, Inc.	4,405	167,434
Micron Technology, Inc.*	20,264	232,226
National Semiconductor Corp.	5,648	80,992
Novellus Systems, Inc.*	2,131	79,124
NVIDIA Corp.*	13,791	254,582
Teradyne, Inc.*	4,277	76,173
Texas Instruments, Inc.	168,729	5,831,274
Xilinx, Inc.	6,214	203,819

		15,766,475

Software (2.8%)
Adobe Systems, Inc.*	11,994	397,721
Autodesk, Inc.*	5,361	236,474
BMC Software, Inc.*	4,189	208,361
CA, Inc.	9,038	218,539
Citrix Systems, Inc.*	4,427	325,207
Compuware Corp.*	5,169	59,702
Electronic Arts, Inc.*	7,899	154,267
Intuit, Inc.*	6,434	341,645
Microsoft Corp.	496,696	12,596,211
Novell, Inc.*	8,015	47,529
Oracle Corp.	91,922	3,067,437
Red Hat, Inc.*	4,579	207,841
Salesforce.com, Inc.*	2,788	$372,421
Symantec Corp.*	18,033	334,332

		18,567,687

Total Information Technology		73,069,329

Materials (2.1%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	5,080	458,114
Airgas, Inc.	1,755	116,567
CF Industries Holdings, Inc.	1,687	230,765
Dow Chemical Co.	27,599	1,041,862
E.I. du Pont de Nemours & Co.	21,779	1,197,192
Eastman Chemical Co.	1,668	165,666
Ecolab, Inc.	5,501	280,661
FMC Corp.	1,684	143,022
International Flavors & Fragrances, Inc.	1,872	116,626
Monsanto Co.	64,540	4,663,660
PPG Industries, Inc.	3,794	361,227
Praxair, Inc.	7,166	728,066
Sherwin-Williams Co.	2,108	177,051
Sigma-Aldrich Corp.	2,857	181,819

		9,862,298

Construction Materials (0.0%)
Vulcan Materials Co.	3,073	140,129

Containers & Packaging (0.1%)
Ball Corp.	3,998	143,329
Bemis Co., Inc.	2,567	84,223
Owens-Illinois, Inc.*	3,864	116,654
Sealed Air Corp.	3,764	100,348

		444,554

Metals & Mining (0.5%)
AK Steel Holding Corp.	2,616	41,281
Alcoa, Inc.	25,119	443,350
Allegheny Technologies, Inc.	2,361	159,887
Cliffs Natural Resources, Inc.	3,200	314,496
Freeport-McMoRan Copper & Gold, Inc.	22,366	1,242,431
Newmont Mining Corp.	11,658	636,294
Nucor Corp.	7,417	341,330
Titanium Metals Corp.*	2,128	39,538
United States Steel Corp.	3,386	182,641

		3,401,248

Paper & Forest Products (0.0%)
International Paper Co.	10,314	311,276
MeadWestvaco Corp.	4,006	121,502

		432,778

Total Materials		14,281,007

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	139,673	4,273,994
CenturyLink, Inc.	7,278	302,401
Frontier Communications Corp.	23,660	194,485
Qwest Communications International, Inc.	41,201	281,403
Verizon Communications, Inc.	66,823	2,575,358
Windstream Corp.	11,929	153,526

		7,781,167

Wireless Telecommunication Services (1.6%)
American Tower Corp., Class A*	9,410	487,626
MetroPCS Communications, Inc.*	6,235	101,256
Sprint Nextel Corp.*	70,921	329,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Vodafone Group plc (ADR)	335,718	$9,651,893

		10,569,849

Total Telecommunication Services		18,351,016

Utilities (1.4%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.	11,365	399,366
Duke Energy Corp.	31,513	571,961
Edison International	7,698	281,670
Entergy Corp.	4,230	284,298
Exelon Corp.	15,642	645,076
FirstEnergy Corp.	9,837	364,855
NextEra Energy, Inc.	9,949	548,389
Northeast Utilities	4,142	143,313
Pepco Holdings, Inc.	5,328	99,367
Pinnacle West Capital Corp.	2,575	110,184
PPL Corp.	11,395	288,294
Progress Energy, Inc.	6,948	320,581
Southern Co.	19,984	761,590

		4,818,944

Gas Utilities (0.0%)
Nicor, Inc.	1,066	57,244
Oneok, Inc.	2,514	168,136

		225,380

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	15,527	201,851
Constellation Energy Group, Inc.	4,688	145,937
NRG Energy, Inc.*	5,828	125,535

		473,323

Multi-Utilities (0.6%)
Ameren Corp.	5,608	157,417
CenterPoint Energy, Inc.	10,038	176,267
CMS Energy Corp.	6,035	118,527
Consolidated Edison, Inc.	6,873	348,599
Dominion Resources, Inc.	13,723	613,418
DTE Energy Co.	4,007	196,183
Integrys Energy Group, Inc.	1,813	91,575
NiSource, Inc.	6,608	126,741
PG&E Corp.	9,367	413,834
Public Service Enterprise Group, Inc.	11,908	375,221
SCANA Corp.	2,669	105,078
Sempra Energy	5,702	305,057
TECO Energy, Inc.	5,035	94,457
Wisconsin Energy Corp.	5,502	167,811
Xcel Energy, Inc.	11,412	272,633

		3,562,818

Total Utilities		9,080,465

Total Common Stocks (73.2%) (Cost $349,064,319)		485,794,169

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.5%)
iShares Morningstar Large Core Index Fund	62,747	4,636,062
iShares Morningstar Large Growth Index Fund	75,498	5,145,189
iShares Morningstar Large Value Index Fund	67,663	4,315,918
iShares NYSE 100 Index Fund	5,536	352,090
iShares Russell 1000 Growth Index Fund	7,697	465,437
iShares Russell 1000 Index Fund	74,502	$5,503,463
iShares Russell 1000 Value Index Fund	143,925	9,883,330
iShares S&P 100 Index Fund	89,915	5,333,758
iShares S&P 500 Growth Index Fund	29,648	2,036,818
iShares S&P 500 Index Fund	129,755	17,258,712
iShares S&P 500 Value Index Fund	94,546	5,985,707
Vanguard Large-Cap ETF	3,400	206,618
Vanguard Value ETF	34,000	1,928,480

Total Investment Companies (9.5%) (Cost $44,294,431)		63,051,582

SHORT-TERM INVESTMENTS:
Short-Term Investment (15.5%)
BlackRock Liquidity Funds TempFund
0.14% ‡	102,792,951	102,792,951

	Principal Amount	Value (Note 1)
Time Deposit (0.7%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$4,645,091	4,645,091

Total Short-Term Investments (16.2%) (Cost $107,438,042)		107,438,042

Total Investments (98.9%) (Cost $500,796,792)		656,283,793
Other Assets Less Liabilities (1.1%)		7,132,366

Net Assets (100%)		$663,416,159

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

@	Shares are less than 0.5

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$96,197,025	$27,968,245	$21,372,319	$102,792,951	$38,997	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,670	June-11	$109,431,213	$110,303,500	$872,287

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$61,251,441	$—	$—	$61,251,441
Consumer Staples	52,836,625	—	—	52,836,625
Energy	58,227,216	—	—	58,227,216
Financials	89,370,492	—	—	89,370,492
Health Care	69,140,120	—	—	69,140,120
Industrials	40,186,458	—	—	40,186,458
Information Technology	73,069,329	—	—	73,069,329
Materials	14,281,007	—	—	14,281,007
Telecommunication Services	18,351,016	—	—	18,351,016
Utilities	9,080,465	—	—	9,080,465
Futures	872,287	—	—	872,287
Investment Companies
Exchange Traded Funds (ETFs)	63,051,582	—	—	63,051,582
Short-Term Investments	—	107,438,042	—	107,438,042

Total Assets	$549,718,038	$107,438,042	$—	$657,156,080

Total Liabilities	$—	$—	$—	$—

Total	$549,718,038	$107,438,042	$—	$657,156,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$49,007,537
Net Proceeds of Sales and Redemptions:
Stocks	$58,388,848

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,447,112
Aggregate gross unrealized depreciation	(1,472,322)

Net unrealized appreciation	$150,974,790

Federal income tax cost of investments	$505,309,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (0.7%)
Autoliv, Inc.	5,200	$385,996
BorgWarner, Inc.*	18,354	1,462,630
Federal-Mogul Corp.*	790	19,671
Gentex Corp.	24,686	746,752
Goodyear Tire & Rubber Co.*	43,108	645,758
Johnson Controls, Inc.	112,620	4,681,613
Lear Corp.	5,200	254,124
TRW Automotive Holdings Corp.*	9,412	518,413

		8,714,957

Automobiles (0.9%)
Ford Motor Co.*	651,580	9,715,058
Harley-Davidson, Inc.	41,800	1,776,082
Tesla Motors, Inc.*	1,810	50,137
Thor Industries, Inc.	5,886	196,416

		11,737,693

Distributors (0.1%)
LKQ Corp.*	25,327	610,381

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	21,687	904,565
Career Education Corp.*	10,945	248,670
DeVry, Inc.	11,312	622,952
Education Management Corp.*	4,000	83,760
H&R Block, Inc.	22,540	377,320
Hillenbrand, Inc.	10,967	235,790
ITT Educational Services, Inc.*	5,304	382,684
Strayer Education, Inc.	2,512	327,791
Weight Watchers International, Inc.	5,924	415,272

		3,598,804

Hotels, Restaurants & Leisure (3.1%)
Bally Technologies, Inc.*	9,800	370,930
Brinker International, Inc.	14,206	359,412
Carnival Corp.	29,031	1,113,629
Chipotle Mexican Grill, Inc.*	5,673	1,545,155
Choice Hotels International, Inc.	323	12,549
Darden Restaurants, Inc.	25,003	1,228,397
International Game Technology	52,906	858,664
International Speedway Corp., Class A	1,800	53,640
Las Vegas Sands Corp.*	56,188	2,372,257
Marriott International, Inc., Class A	48,144	1,712,964
McDonald’s Corp.	191,148	14,544,451
MGM Resorts International*	8,536	112,248
Panera Bread Co., Class A*	5,158	655,066
Royal Caribbean Cruises Ltd.*	9,078	374,558
Starbucks Corp.	132,368	4,890,998
Starwood Hotels & Resorts Worldwide, Inc.	33,640	1,955,157
Wendy’s/Arby’s Group, Inc., Class A	22,358	112,461
WMS Industries, Inc.*	10,285	363,575
Wynn Resorts Ltd.	13,400	1,705,150
Yum! Brands, Inc.	83,064	4,267,828

		38,609,089

Household Durables (0.3%)
Fortune Brands, Inc.	3,300	204,237
Garmin Ltd.	1,168	39,548
Harman International Industries, Inc.	5,897	276,098
Leggett & Platt, Inc.	15,450	378,525
Mohawk Industries, Inc.*	1,200	73,380
NVR, Inc.*	1,108	$837,648
Tempur-Pedic International, Inc.*	12,100	612,986
Tupperware Brands Corp.	11,200	668,752
Whirlpool Corp.	5,700	486,552

		3,577,726

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	62,136	11,192,558
Expedia, Inc.	14,959	338,971
Netflix, Inc.*	7,094	1,683,619
priceline.com, Inc.*	8,469	4,289,040

		17,504,188

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	21,649	1,014,039
Mattel, Inc.	37,495	934,750

		1,948,789

Media (1.7%)
CBS Corp., Class B	14,300	358,072
DIRECTV, Class A*	143,782	6,728,998
Discovery Communications, Inc., Class A*	36,900	1,472,310
DreamWorks Animation SKG, Inc., Class A*	13,100	365,883
Interpublic Group of Cos., Inc.	86,900	1,092,333
John Wiley & Sons, Inc., Class A	7,386	375,504
Lamar Advertising Co., Class A*	2,100	77,574
Madison Square Garden, Inc., Class A*	3,400	91,766
McGraw-Hill Cos., Inc.	39,282	1,547,711
Meredith Corp.	2,700	91,584
Morningstar, Inc.	3,935	229,725
News Corp., Class A	84,800	1,489,088
Omnicom Group, Inc.	43,934	2,155,402
Regal Entertainment Group, Class A	3,286	44,361
Scripps Networks Interactive, Inc., Class A	15,932	798,034
Sirius XM Radio, Inc.*	690,200	1,145,732
Thomson Reuters Corp.	21,500	843,660
Time Warner, Inc.	41,700	1,488,690
Viacom, Inc., Class B	21,200	986,224

		21,382,651

Multiline Retail (1.1%)
Big Lots, Inc.*	13,372	580,746
Dollar General Corp.*	12,400	388,740
Dollar Tree, Inc.*	22,616	1,255,640
Family Dollar Stores, Inc.	22,427	1,150,954
J.C. Penney Co., Inc.	13,600	488,376
Kohl’s Corp.	40,334	2,139,315
Macy’s, Inc.	7,400	179,524
Nordstrom, Inc.	29,643	1,330,378
Target Corp.	123,801	6,191,288

		13,704,961

Specialty Retail (3.5%)
Aaron’s, Inc.	7,125	180,690
Abercrombie & Fitch Co., Class A	11,985	703,519
Advance Auto Parts, Inc.	14,592	957,527
Aeropostale, Inc.*	15,578	378,857
American Eagle Outfitters, Inc.	8,566	136,114
AutoNation, Inc.*	3,915	138,474
AutoZone, Inc.*	4,714	1,289,562
Bed Bath & Beyond, Inc.*	46,759	2,257,057
Best Buy Co., Inc.	57,658	1,655,938
CarMax, Inc.*	39,696	1,274,242
Chico’s FAS, Inc.	31,692	472,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Dick’s Sporting Goods, Inc.*	15,837	$633,163
Gap, Inc.	67,243	1,523,726
Guess?, Inc.	11,480	451,738
Home Depot, Inc.	300,777	11,146,796
Limited Brands, Inc.	47,388	1,558,117
Lowe’s Cos., Inc.	195,305	5,161,911
Office Depot, Inc.*	4,875	22,571
O’Reilly Automotive, Inc.*	24,511	1,408,402
PetSmart, Inc.	21,015	860,564
Ross Stores, Inc.	21,781	1,549,065
Staples, Inc.	129,626	2,517,337
Tiffany & Co.	22,436	1,378,468
TJX Cos., Inc.	72,423	3,601,596
Tractor Supply Co.	12,900	772,194
Urban Outfitters, Inc.*	21,614	644,746
Williams-Sonoma, Inc.	17,079	691,699

		43,366,284

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	54,206	2,820,880
Fossil, Inc.*	9,400	880,310
Hanesbrands, Inc.*	16,967	458,788
NIKE, Inc., Class B	63,933	4,839,728
Phillips-Van Heusen Corp.	10,064	654,462
Polo Ralph Lauren Corp.	9,991	1,235,387

		10,889,555

Total Consumer Discretionary		175,645,078

Consumer Staples (9.2%)
Beverages (2.6%)
Brown-Forman Corp., Class B	14,191	969,245
Coca-Cola Co.	279,081	18,517,024
Coca-Cola Enterprises, Inc.	36,792	1,004,422
Dr. Pepper Snapple Group, Inc.	12,300	457,068
Hansen Natural Corp.*	9,943	598,867
PepsiCo, Inc.	164,716	10,609,358

		32,155,984

Food & Staples Retailing (2.3%)
BJ’s Wholesale Club, Inc.*	756	36,908
Costco Wholesale Corp.	78,266	5,738,463
CVS Caremark Corp.	26,745	917,888
Kroger Co.	6,500	155,805
Sysco Corp.	105,036	2,909,497
Walgreen Co.	149,787	6,012,450
Wal-Mart Stores, Inc.	207,845	10,818,332
Whole Foods Market, Inc.	24,885	1,639,922

		28,229,265

Food Products (0.9%)
Campbell Soup Co.	19,595	648,791
ConAgra Foods, Inc.	7,900	187,625
Flowers Foods, Inc.	5,045	137,375
General Mills, Inc.	70,140	2,563,617
Green Mountain Coffee Roasters, Inc.*	19,639	1,268,876
H.J. Heinz Co.	23,011	1,123,397
Hershey Co.	15,969	867,915
Kellogg Co.	40,928	2,209,293
McCormick & Co., Inc. (Non-Voting)	11,688	559,037
Mead Johnson Nutrition Co.	4,978	288,376
Sara Lee Corp.	78,782	1,392,078

		11,246,380

Household Products (1.1%)
Church & Dwight Co., Inc.	12,634	1,002,381
Clorox Co.	23,574	1,651,830
Colgate-Palmolive Co.	72,884	5,886,112
Kimberly-Clark Corp.	58,225	$3,800,346
Procter & Gamble Co.	30,708	1,891,613

		14,232,282

Personal Products (0.4%)
Alberto-Culver Co.	3,392	126,420
Avon Products, Inc.	76,010	2,055,310
Estee Lauder Cos., Inc., Class A	19,637	1,892,221
Herbalife Ltd.	10,646	866,159

		4,940,110

Tobacco (1.9%)
Altria Group, Inc.	215,578	5,611,496
Philip Morris International, Inc.	277,002	18,179,641

		23,791,137

Total Consumer Staples		114,595,158

Energy (11.9%)
Energy Equipment & Services (3.1%)
Atwood Oceanics, Inc.*	2,017	93,649
Baker Hughes, Inc.	20,900	1,534,687
Cameron International Corp.*	24,733	1,412,254
Core Laboratories N.V.	8,000	817,360
Diamond Offshore Drilling, Inc.	3,985	309,634
Dresser-Rand Group, Inc.*	13,230	709,393
Exterran Holdings, Inc.*	1,107	26,269
FMC Technologies, Inc.*	21,616	2,042,280
Halliburton Co.	161,400	8,044,176
McDermott International, Inc.*	32,404	822,738
Nabors Industries Ltd.*	20,200	613,676
Oil States International, Inc.*	600	45,684
Pride International, Inc.*	12,380	531,721
Rowan Cos., Inc.*	2,777	122,688
Schlumberger Ltd.	211,827	19,754,986
Superior Energy Services, Inc.*	1,000	41,000
Weatherford International Ltd.*	52,900	1,195,540

		38,117,735

Oil, Gas & Consumable Fuels (8.8%)
Alpha Natural Resources, Inc.*	2,842	168,730
Arch Coal, Inc.	20,400	735,216
Chevron Corp.	18,900	2,030,427
Cimarex Energy Co.	14,900	1,717,076
Concho Resources, Inc.*	18,300	1,963,590
ConocoPhillips	101,300	8,089,818
Consol Energy, Inc.	18,391	986,309
Continental Resources, Inc.*	4,995	356,993
El Paso Corp.	22,957	413,226
EOG Resources, Inc.	45,000	5,332,950
EQT Corp.	24,613	1,228,189
EXCO Resources, Inc.	26,049	538,172
Exxon Mobil Corp.	831,986	69,994,982
Forest Oil Corp.*	12,803	484,338
Frontline Ltd.	7,500	185,775
Holly Corp.	5,336	324,215
Marathon Oil Corp.	33,600	1,791,216
Murphy Oil Corp.	4,000	293,680
Occidental Petroleum Corp.	29,300	3,061,557
Petrohawk Energy Corp.*	38,054	933,845
Quicksilver Resources, Inc.*	1,226	17,544
Range Resources Corp.	28,342	1,656,873
SandRidge Energy, Inc.*	37,400	478,720
SM Energy Co.	7,562	561,025
Southwestern Energy Co.*	61,472	2,641,452
Ultra Petroleum Corp.*	27,000	1,329,750
Whiting Petroleum Corp.*	1,500	110,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Cos., Inc.	42,700	$1,331,386

		108,757,229

Total Energy		146,874,964

Financials (4.7%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	9,086	993,736
Ameriprise Financial, Inc.	9,119	556,989
BlackRock, Inc.	5,727	1,151,184
Charles Schwab Corp.	175,694	3,167,763
Eaton Vance Corp.	20,960	675,750
Federated Investors, Inc., Class B	10,730	287,028
Franklin Resources, Inc.	26,477	3,311,743
Greenhill & Co., Inc.	5,243	344,937
Invesco Ltd.	25,122	642,118
Janus Capital Group, Inc.	2,929	36,525
Lazard Ltd., Class A	16,324	678,752
LPL Investment Holdings, Inc.*	610	21,844
Morgan Stanley	85,449	2,334,467
Northern Trust Corp.	17,083	866,962
SEI Investments Co.	26,575	634,611
T. Rowe Price Group, Inc.	46,136	3,064,353
TD Ameritrade Holding Corp.	41,343	862,828
Waddell & Reed Financial, Inc., Class A	15,279	620,480

		20,252,070

Commercial Banks (0.0%)
Bank of Hawaii Corp.	2,700	129,114

Consumer Finance (0.7%)
American Express Co.	186,286	8,420,127
Green Dot Corp., Class A*	650	27,891

		8,448,018

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	830	24,045
Interactive Brokers Group, Inc., Class A	1,800	28,602
IntercontinentalExchange, Inc.*	13,175	1,627,639
Moody’s Corp.	36,402	1,234,392
MSCI, Inc., Class A*	19,491	717,659
NASDAQ OMX Group, Inc.*	1,955	50,517
NYSE Euronext	10,027	352,650

		4,035,504

Insurance (0.9%)
ACE Ltd.	9,100	588,770
Aflac, Inc.	78,770	4,157,481
Aon Corp.	10,500	556,080
Arch Capital Group Ltd.*	500	49,595
Arthur J. Gallagher & Co.	4,593	139,673
Axis Capital Holdings Ltd.	5,978	208,752
Brown & Brown, Inc.	10,696	275,957
Endurance Specialty Holdings Ltd.	753	36,761
Erie Indemnity Co., Class A	3,643	259,054
Genworth Financial, Inc., Class A*	16,036	215,844
Hartford Financial Services Group, Inc.	6,600	177,738
Marsh & McLennan Cos., Inc.	88,629	2,642,030
MetLife, Inc.	36,200	1,619,226
Travelers Cos., Inc.	9,000	535,320
Validus Holdings Ltd.	1,187	39,563

		11,501,844

Real Estate Investment Trusts (REITs) (0.9%)
AMB Property Corp. (REIT)	2,700	97,119
Apartment Investment & Management Co. (REIT), Class A	10,200	$259,794
Digital Realty Trust, Inc. (REIT)	14,641	851,228
Equity Residential (REIT)	3,200	180,512
Essex Property Trust, Inc. (REIT)	2,100	260,400
Federal Realty Investment Trust (REIT)	6,481	528,590
General Growth Properties, Inc. (REIT)*	59,669	923,676
Plum Creek Timber Co., Inc. (REIT)	12,239	533,743
ProLogis (REIT)	6,200	99,076
Public Storage (REIT)	22,662	2,513,442
Rayonier, Inc. (REIT)	4,263	265,628
Simon Property Group, Inc. (REIT)	35,961	3,853,581
UDR, Inc. (REIT)	2,100	51,177
Ventas, Inc. (REIT)	7,600	412,680
Vornado Realty Trust (REIT)	2,600	227,500

		11,058,146

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A*	50,543	1,349,498
Howard Hughes Corp.*	4,297	303,540
Jones Lang LaSalle, Inc.	7,500	748,050
St. Joe Co.*	14,710	368,780

		2,769,868

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	495	5,579
Hudson City Bancorp, Inc.	6,968	67,450

		73,029

Total Financials		58,267,593

Health Care (9.6%)
Biotechnology (1.5%)
Alexion Pharmaceuticals, Inc.*	15,895	1,568,519
Amylin Pharmaceuticals, Inc.*	25,451	289,378
BioMarin Pharmaceutical, Inc.*	18,049	453,571
Celgene Corp.*	82,207	4,729,369
Dendreon Corp.*	25,510	954,839
Gilead Sciences, Inc.*	148,937	6,320,886
Human Genome Sciences, Inc.*	33,200	911,340
Myriad Genetics, Inc.*	16,334	329,130
Regeneron Pharmaceuticals, Inc.*	12,400	557,256
Talecris Biotherapeutics Holdings Corp.*	9,100	243,880
United Therapeutics Corp.*	8,852	593,261
Vertex Pharmaceuticals, Inc.*	35,907	1,721,023

		18,672,452

Health Care Equipment & Supplies (3.1%)
Alcon, Inc.	12,400	2,052,324
Alere, Inc.*	4,354	170,415
Baxter International, Inc.	88,256	4,745,525
Becton, Dickinson and Co.	39,292	3,128,429
C.R. Bard, Inc.	16,924	1,680,722
CareFusion Corp.*	6,900	194,580
Cooper Cos., Inc.	1,500	104,175
Covidien plc	89,000	4,622,660
DENTSPLY International, Inc.	25,932	959,225
Edwards Lifesciences Corp.*	20,146	1,752,702
Gen-Probe, Inc.*	8,832	586,003
Hill-Rom Holdings, Inc.	9,417	357,658
IDEXX Laboratories, Inc.*	10,247	791,273
Intuitive Surgical, Inc.*	7,021	2,341,223
Kinetic Concepts, Inc.*	993	54,039
Medtronic, Inc.	150,434	5,919,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
ResMed, Inc.*	26,932	$807,960
St. Jude Medical, Inc.	58,654	3,006,604
Stryker Corp.	55,991	3,404,253
Teleflex, Inc.	1,095	63,488
Thoratec Corp.*	10,100	261,893
Varian Medical Systems, Inc.*	21,990	1,487,404

		38,492,133

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	50,108	1,982,272
Brookdale Senior Living, Inc.*	2,000	56,000
Cardinal Health, Inc.	22,000	904,860
Community Health Systems, Inc.*	11,626	464,924
DaVita, Inc.*	17,298	1,479,152
Emergency Medical Services Corp., Class A*	5,300	337,027
Express Scripts, Inc.*	97,392	5,415,969
Health Management Associates, Inc., Class A*	44,406	484,025
Henry Schein, Inc.*	16,252	1,140,403
Laboratory Corp. of America Holdings*	18,596	1,713,250
Lincare Holdings, Inc.	17,608	522,253
McKesson Corp.	19,471	1,539,183
Medco Health Solutions, Inc.*	71,849	4,035,040
MEDNAX, Inc.*	7,937	528,684
Omnicare, Inc.	2,075	62,229
Patterson Cos., Inc.	18,074	581,802
Quest Diagnostics, Inc.	19,846	1,145,511
Tenet Healthcare Corp.*	62,012	461,989
Universal Health Services, Inc., Class B	1,016	50,201
VCA Antech, Inc.*	15,229	383,466

		23,288,240

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	20,612	432,646
Cerner Corp.*	12,210	1,357,752
Emdeon, Inc., Class A*	4,600	74,106
SXC Health Solutions Corp.*	10,900	597,320

		2,461,824

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.*	61,847	2,769,509
Charles River Laboratories International, Inc.*	2,427	93,148
Covance, Inc.*	11,445	626,271
Illumina, Inc.*	21,591	1,512,881
Life Technologies Corp.*	22,924	1,201,676
Mettler-Toledo International, Inc.*	6,047	1,040,084
PerkinElmer, Inc.	9,500	249,565
Pharmaceutical Product Development, Inc.	18,689	517,872
Techne Corp.	6,654	476,426
Waters Corp.*	16,542	1,437,500

		9,924,932

Pharmaceuticals (2.1%)
Abbott Laboratories, Inc.	247,306	12,130,359
Allergan, Inc.	54,044	3,838,205
Eli Lilly and Co.	41,532	1,460,680
Hospira, Inc.*	29,428	1,624,426
Johnson & Johnson	73,514	4,355,705
Mylan, Inc.*	65,023	1,474,071
Perrigo Co.	14,389	1,144,213
Warner Chilcott plc, Class A	15,900	$370,152

		26,397,811

Total Health Care		119,237,392

Industrials (13.5%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.	5,439	384,374
Boeing Co.	109,271	8,078,405
Goodrich Corp.	6,299	538,753
Honeywell International, Inc.	136,091	8,125,994
Lockheed Martin Corp.	43,131	3,467,732
Precision Castparts Corp.	25,327	3,727,628
Rockwell Collins, Inc.	14,670	951,056
Spirit AeroSystems Holdings, Inc., Class A*	2,747	70,516
Textron, Inc.	25,000	684,750
TransDigm Group, Inc.*	8,753	733,764
United Technologies Corp.	151,482	12,822,951

		39,585,923

Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	29,458	2,183,721
Expeditors International of Washington, Inc.	37,776	1,894,089
FedEx Corp.	36,000	3,367,800
United Parcel Service, Inc., Class B	126,859	9,428,161
UTi Worldwide, Inc.	15,068	304,976

		17,178,747

Airlines (0.2%)
AMR Corp.*	19,009	122,798
Copa Holdings S.A., Class A	3,498	184,695
Delta Air Lines, Inc.*	148,289	1,453,232
Southwest Airlines Co.	17,545	221,593
United Continental Holdings, Inc.*	48,387	1,112,417

		3,094,735

Building Products (0.1%)
Armstrong World Industries, Inc.	231	10,688
Lennox International, Inc.	8,368	439,990
Masco Corp.	19,075	265,524
Owens Corning, Inc.*	11,196	402,944
USG Corp.*	4,900	81,634

		1,200,780

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	1,126	47,247
Copart, Inc.*	10,627	460,468
Corrections Corp. of America*	3,463	84,497
Covanta Holding Corp.	1,300	22,204
Iron Mountain, Inc.	32,404	1,011,977
KAR Auction Services, Inc.*	700	10,738
Pitney Bowes, Inc.	26,300	675,647
R.R. Donnelley & Sons Co.	1,857	35,134
Republic Services, Inc.	17,206	516,868
Stericycle, Inc.*	15,071	1,336,346
Waste Connections, Inc.	16,344	470,544

		4,671,670

Construction & Engineering (0.1%)
Aecom Technology Corp.*	5,526	153,236
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	7,200	292,752
Fluor Corp.	1,879	138,407
Jacobs Engineering Group, Inc.*	13,416	689,985
KBR, Inc.	1,500	56,655
Shaw Group, Inc.*	8,577	303,712

		1,634,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.3%)
AMETEK, Inc.	28,282	$1,240,731
Babcock & Wilcox Co.*	16,202	540,823
Cooper Industries plc	29,800	1,934,020
Emerson Electric Co.	133,771	7,816,239
General Cable Corp.*	3,300	142,890
Hubbell, Inc., Class B	4,273	303,511
Regal-Beloit Corp.	5,700	420,831
Rockwell Automation, Inc.	25,312	2,395,781
Roper Industries, Inc.	16,673	1,441,548
Thomas & Betts Corp.*	1,653	98,304

		16,334,678

Industrial Conglomerates (1.7%)
3M Co.	126,641	11,840,934
Carlisle Cos., Inc.	711	31,675
General Electric Co.	439,900	8,819,995
Tyco International Ltd.	12,300	550,671

		21,243,275

Machinery (4.2%)
Bucyrus International, Inc.	13,353	1,221,132
Caterpillar, Inc.	111,595	12,426,103
CNH Global N.V.*	800	38,840
Cummins, Inc.	35,686	3,911,899
Danaher Corp.	87,438	4,538,032
Deere & Co.	71,247	6,903,122
Donaldson Co., Inc.	13,690	839,060
Dover Corp.	20,979	1,379,160
Eaton Corp.	15,500	859,320
Flowserve Corp.	8,523	1,097,762
Gardner Denver, Inc.	8,800	686,664
Graco, Inc.	10,716	487,471
Harsco Corp.	1,063	37,513
IDEX Corp.	11,876	518,387
Illinois Tool Works, Inc.	78,300	4,206,276
Joy Global, Inc.	18,328	1,810,990
Kennametal, Inc.	10,800	421,200
Lincoln Electric Holdings, Inc.	7,600	576,992
Manitowoc Co., Inc.	23,300	509,804
Navistar International Corp.*	12,595	873,211
Oshkosh Corp.*	15,900	562,542
PACCAR, Inc.	64,791	3,391,809
Pall Corp.	20,768	1,196,445
Parker Hannifin Corp.	8,100	766,908
Pentair, Inc.	9,116	344,494
SPX Corp.	1,700	134,963
Timken Co.	11,300	590,990
Toro Co.	5,563	368,382
Valmont Industries, Inc.	3,968	414,140
WABCO Holdings, Inc.*	11,447	705,593
Wabtec Corp.	1,317	89,332

		51,908,536

Marine (0.0%)
Kirby Corp.*	588	33,687

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,940	717,345
FTI Consulting, Inc.*	6,666	255,508
IHS, Inc., Class A*	8,617	764,759
Nielsen Holdings N.V.*	4,891	133,573
Robert Half International, Inc.	26,605	814,113
Towers Watson & Co., Class A	1,200	66,552
Verisk Analytics, Inc., Class A*	18,291	599,213

		3,351,063

Road & Rail (0.3%)
Con-way, Inc.	728	$28,603
Hertz Global Holdings, Inc.*	29,300	457,959
J.B. Hunt Transport Services, Inc.	16,170	734,441
Kansas City Southern*	10,669	580,927
Landstar System, Inc.	8,866	404,999
Ryder System, Inc.	5,000	253,000
Union Pacific Corp.	11,274	1,108,573

		3,568,502

Trading Companies & Distributors (0.3%)
Fastenal Co.	23,504	1,523,764
GATX Corp.	2,260	87,372
MSC Industrial Direct Co., Class A	7,777	532,491
W.W. Grainger, Inc.	10,446	1,438,205
WESCO International, Inc.*	2,476	154,750

		3,736,582

Total Industrials		167,542,925

Information Technology (30.1%)
Communications Equipment (3.4%)
Ciena Corp.*	16,397	425,666
Cisco Systems, Inc.	1,014,443	17,397,698
F5 Networks, Inc.*	14,240	1,460,597
Harris Corp.	23,039	1,142,734
JDS Uniphase Corp.*	38,287	797,901
Juniper Networks, Inc.*	93,409	3,930,651
Polycom, Inc.*	15,100	782,935
QUALCOMM, Inc.	291,339	15,974,117

		41,912,299

Computers & Peripherals (7.6%)
Apple, Inc.*	161,722	56,352,031
Dell, Inc.*	302,260	4,385,793
Diebold, Inc.	2,439	86,487
EMC Corp.*	365,052	9,692,131
Hewlett-Packard Co.	389,061	15,939,829
NCR Corp.*	28,412	535,282
NetApp, Inc.*	61,226	2,949,869
QLogic Corp.*	18,717	347,200
SanDisk Corp.*	40,862	1,883,329
Seagate Technology plc*	58,054	835,978
Western Digital Corp.*	9,305	346,983

		93,354,912

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	30,832	1,676,953
Arrow Electronics, Inc.*	2,192	91,801
AVX Corp.	563	8,394
Corning, Inc.	34,653	714,891
Dolby Laboratories, Inc., Class A*	9,474	466,216
FLIR Systems, Inc.	27,206	941,600
Ingram Micro, Inc., Class A*	1,600	33,648
Itron, Inc.*	6,671	376,511
Jabil Circuit, Inc.	22,518	460,043
National Instruments Corp.	15,371	503,691
Trimble Navigation Ltd.*	21,484	1,085,801

		6,359,549

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	32,223	1,224,474
eBay, Inc.*	77,576	2,407,959
Equinix, Inc.*	8,021	730,713
Google, Inc., Class A*	43,292	25,378,203
IAC/InterActiveCorp.*	4,911	151,701
Monster Worldwide, Inc.*	11,041	175,552
VeriSign, Inc.	30,541	1,105,890
VistaPrint N.V.*	7,800	404,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
WebMD Health Corp.*	10,517	$561,818
Yahoo!, Inc.*	97,704	1,626,772

		33,767,902

IT Services (6.0%)
Accenture plc, Class A	108,600	5,969,742
Alliance Data Systems Corp.*	9,440	810,801
Amdocs Ltd.*	9,558	275,748
Automatic Data Processing, Inc.	89,300	4,581,983
Booz Allen Hamilton Holding Corp.*	1,798	32,382
Broadridge Financial Solutions, Inc.	20,487	464,850
Cognizant Technology Solutions Corp., Class A*	53,207	4,331,050
DST Systems, Inc.	6,289	332,185
Fiserv, Inc.*	18,129	1,137,051
FleetCor Technologies, Inc.*	1,524	49,774
Gartner, Inc.*	13,000	541,710
Genpact Ltd.*	11,654	168,750
Global Payments, Inc.	14,456	707,187
International Business Machines Corp.	227,830	37,152,238
Lender Processing Services, Inc.	16,775	539,987
Mastercard, Inc., Class A	17,312	4,357,777
NeuStar, Inc., Class A*	13,250	338,935
Paychex, Inc.	57,280	1,796,301
SAIC, Inc.*	54,939	929,568
Teradata Corp.*	29,651	1,503,306
Visa, Inc., Class A	82,927	6,105,086
Western Union Co.	119,355	2,479,003

		74,605,414

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	5,807	227,867

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	40,823	351,078
Altera Corp.	56,856	2,502,801
Analog Devices, Inc.	52,899	2,083,163
Applied Materials, Inc.	238,600	3,726,932
Atheros Communications, Inc.*	12,400	553,660
Atmel Corp.*	73,200	997,716
Avago Technologies Ltd.	18,800	584,680
Broadcom Corp., Class A	95,637	3,766,185
Cree, Inc.*	19,103	881,795
Cypress Semiconductor Corp.*	29,051	563,008
First Solar, Inc.*	9,866	1,586,847
Intel Corp.	676,034	13,635,606
Intersil Corp., Class A	7,479	93,114
KLA-Tencor Corp.	1,600	75,792
Lam Research Corp.*	22,498	1,274,737
Linear Technology Corp.	39,815	1,338,978
Marvell Technology Group Ltd.*	96,097	1,494,308
Maxim Integrated Products, Inc.	53,678	1,374,157
MEMC Electronic Materials, Inc.*	16,764	217,261
Microchip Technology, Inc.	32,717	1,243,573
National Semiconductor Corp.	38,412	550,828
Novellus Systems, Inc.*	14,147	525,278
NVIDIA Corp.*	101,551	1,874,632
ON Semiconductor Corp.*	76,237	752,459
PMC-Sierra, Inc.*	2,100	15,750
Rambus, Inc.*	18,564	367,567
Silicon Laboratories, Inc.*	8,193	354,020
Skyworks Solutions, Inc.*	31,400	1,017,988
SunPower Corp., Class A*	6,742	115,558
Teradyne, Inc.*	32,007	570,045
Texas Instruments, Inc.	98,331	3,398,319
Varian Semiconductor Equipment Associates, Inc.*	13,258	$645,267
Xilinx, Inc.	45,963	1,507,586

		50,040,688

Software (5.8%)
Activision Blizzard, Inc.	24,945	273,647
Adobe Systems, Inc.*	93,434	3,098,271
ANSYS, Inc.*	16,112	873,109
Autodesk, Inc.*	40,680	1,794,395
BMC Software, Inc.*	32,219	1,602,573
CA, Inc.	56,253	1,360,198
Cadence Design Systems, Inc.*	48,000	468,000
Citrix Systems, Inc.*	33,029	2,426,310
Compuware Corp.*	22,500	259,875
Electronic Arts, Inc.*	55,029	1,074,716
FactSet Research Systems, Inc.	8,269	866,012
Informatica Corp.*	16,300	851,349
Intuit, Inc.*	49,829	2,645,920
MICROS Systems, Inc.*	14,214	702,598
Microsoft Corp.#	910,249	23,083,915
Nuance Communications, Inc.*	40,398	790,185
Oracle Corp.	676,631	22,579,176
Red Hat, Inc.*	33,451	1,518,341
Rovi Corp.*	18,993	1,018,974
Salesforce.com, Inc.*	20,396	2,724,498
Solera Holdings, Inc.	12,400	633,640
Symantec Corp.*	13,339	247,305
Synopsys, Inc.*	1,552	42,913
VMware, Inc., Class A*	13,066	1,065,402

		72,001,322

Total Information Technology		372,269,953

Materials (5.1%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	37,692	3,399,065
Airgas, Inc.	14,800	983,016
Albemarle Corp.	16,182	967,198
Ashland, Inc.	1,224	70,698
Celanese Corp.	27,792	1,233,131
CF Industries Holdings, Inc.	9,094	1,243,968
E.I. du Pont de Nemours & Co.	55,521	3,051,989
Eastman Chemical Co.	2,700	268,164
Ecolab, Inc.	41,468	2,115,697
FMC Corp.	8,829	749,847
International Flavors & Fragrances, Inc.	14,166	882,542
Lubrizol Corp.	12,105	1,621,586
Monsanto Co.	96,868	6,999,682
Mosaic Co.	28,070	2,210,513
Nalco Holding Co.	23,011	628,430
PPG Industries, Inc.	4,900	466,529
Praxair, Inc.	54,368	5,523,789
RPM International, Inc.	11,494	272,753
Scotts Miracle-Gro Co., Class A	8,193	473,965
Sherwin-Williams Co.	10,071	845,863
Sigma-Aldrich Corp.	19,924	1,267,963
Valspar Corp.	1,800	70,380

		35,346,768

Construction Materials (0.1%)
Eagle Materials, Inc.	7,744	234,333
Martin Marietta Materials, Inc.	8,136	729,555

		963,888

Containers & Packaging (0.1%)
Ball Corp.	6,824	244,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Holdings, Inc.*	28,703	$1,107,362
Owens-Illinois, Inc.*	9,003	271,801
Temple-Inland, Inc.	3,500	81,900

		1,705,703

Metals & Mining (1.9%)
AK Steel Holding Corp.	2,900	45,762
Alcoa, Inc.	26,260	463,489
Allegheny Technologies, Inc.	17,500	1,185,100
Carpenter Technology Corp.	7,800	333,138
Cliffs Natural Resources, Inc.	24,079	2,366,484
Compass Minerals International, Inc.	5,819	544,251
Freeport-McMoRan Copper & Gold, Inc.	167,004	9,277,072
Newmont Mining Corp.	84,458	4,609,718
Nucor Corp.	24,000	1,104,480
Reliance Steel & Aluminum Co.	1,500	86,670
Royal Gold, Inc.	1,522	79,753
Schnitzer Steel Industries, Inc., Class A	753	48,952
Southern Copper Corp.	30,022	1,208,986
Titanium Metals Corp.*	15,100	280,558
United States Steel Corp.	4,800	258,912
Walter Energy, Inc.	7,499	1,015,590

		22,908,915

Paper & Forest Products (0.1%)
International Paper Co.	60,300	1,819,854

Total Materials		62,745,128

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	67,211	552,474
Level 3 Communications, Inc.*	113,500	166,845
tw telecom, Inc.*	26,857	515,654
Windstream Corp.	35,580	457,915

		1,692,888

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	71,620	3,711,349
Clearwire Corp., Class A*	20,500	114,595
Crown Castle International Corp.*	51,564	2,194,048
MetroPCS Communications, Inc.*	21,279	345,571
NII Holdings, Inc.*	23,489	978,787
SBA Communications Corp., Class A*	20,718	822,090

		8,166,440

Total Telecommunication Services		9,859,328

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	7,833	547,527

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	28,829	457,516
Ormat Technologies, Inc.	1,735	43,948

		501,464

Total Utilities		1,048,991

Total Common Stocks (99.2%) (Cost $786,264,658)		1,228,086,510

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $2,729)	515	$1,287

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $5,611,985)	$5,611,985	$5,611,985

Total Investments (99.7%) (Cost $791,879,372)		1,233,699,782
Other Assets Less Liabilities (0.3%)		3,623,346

Net Assets (100%)		$1,237,323,128

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,317,440.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	79	June-11	$5,097,846	$5,217,950	$120,104

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$175,645,078	$—	$—	$175,645,078
Consumer Staples	114,595,158	—	—	114,595,158
Energy	146,874,964	—	—	146,874,964
Financials	58,267,593	—	—	58,267,593
Health Care	119,237,392	—	—	119,237,392
Industrials	167,542,925	—	—	167,542,925
Information Technology	372,269,953	—	—	372,269,953
Materials	62,745,128	—	—	62,745,128
Telecommunication Services	9,859,328	—	—	9,859,328
Utilities	1,048,991	—	—	1,048,991
Futures	120,104	—	—	120,104
Rights
Health Care	1,287	—	—	1,287
Short-Term Investments	—	5,611,985		5,611,985

Total Assets	$1,228,207,901	$5,611,985	$—	$1,233,819,886

Total Liabilities	$—	$—	$—	$—

Total	$1,228,207,901	$5,611,985	$—	$1,233,819,886

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$7,252,692
Net Proceeds of Sales and Redemptions:
Stocks	$31,879,772

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$437,854,429
Aggregate gross unrealized depreciation	(3,821,415)

Net unrealized appreciation	$434,033,014

Federal income tax cost of investments	$799,666,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.4%)
Autoliv, Inc.	3,745	$277,991
BorgWarner, Inc.*	13,313	1,060,913
Federal-Mogul Corp.*	627	15,612
Gentex Corp.	18,022	545,166
Goodyear Tire & Rubber Co.*	31,408	470,492
Johnson Controls, Inc.	82,210	3,417,470
Lear Corp.	4,062	198,510
TRW Automotive Holdings Corp.*	6,874	378,620

		6,364,774

Automobiles (0.5%)
Ford Motor Co.*	474,725	7,078,150
Harley-Davidson, Inc.	30,434	1,293,140
Tesla Motors, Inc.*	1,387	38,420
Thor Industries, Inc.	4,321	144,192

		8,553,902

Distributors (0.0%)
LKQ Corp.*	18,465	445,007

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	15,795	658,809
Career Education Corp.*	7,977	181,237
DeVry, Inc.	8,234	453,446
Education Management Corp.*	2,923	61,208
H&R Block, Inc.	16,439	275,189
Hillenbrand, Inc.	8,032	172,688
ITT Educational Services, Inc.*	3,537	255,195
Strayer Education, Inc.	1,795	234,230
Weight Watchers International, Inc.	3,918	274,652

		2,566,654

Hotels, Restaurants & Leisure (3.6%)
Bally Technologies, Inc.*	7,123	269,606
Brinker International, Inc.	10,387	262,791
Carnival Corp.	21,119	810,125
Chipotle Mexican Grill, Inc.*	13,135	3,577,580
Choice Hotels International, Inc.	253	9,829
Darden Restaurants, Inc.	18,157	892,053
International Game Technology	38,513	625,066
International Speedway Corp., Class A	1,345	40,081
Las Vegas Sands Corp.*	45,050	1,902,011
Marriott International, Inc., Class A	35,075	1,247,969
McDonald’s Corp.	139,164	10,588,989
MGM Resorts International*	6,203	81,569
Panera Bread Co., Class A*	3,747	475,869
Royal Caribbean Cruises Ltd.*	6,611	272,770
Starbucks Corp.	520,508	19,232,771
Starwood Hotels & Resorts Worldwide, Inc.	24,492	1,423,475
Wendy’s/Arby’s Group, Inc., Class A	16,283	81,903
WMS Industries, Inc.*	7,476	264,277
Wynn Resorts Ltd.	174,753	22,237,319
Yum! Brands, Inc.	60,401	3,103,403

		67,399,456

Household Durables (0.1%)
Fortune Brands, Inc.	2,377	147,113
Garmin Ltd.	882	29,864
Harman International Industries, Inc.	4,267	199,781
Leggett & Platt, Inc.	11,364	278,418
Mohawk Industries, Inc.*	867	53,017
NVR, Inc.*	757	572,292
Tempur-Pedic International, Inc.*	8,806	446,112
Tupperware Brands Corp.	8,168	487,711
Whirlpool Corp.	4,147	353,988

		2,568,296

Internet & Catalog Retail (2.6%)
Amazon.com, Inc.*	129,252	23,282,163
Expedia, Inc.	10,895	246,881
Netflix, Inc.*	5,161	1,224,860
priceline.com, Inc.*	46,194	23,394,489

		48,148,393

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	15,781	739,182
Mattel, Inc.	27,325	681,212

		1,420,394

Media (0.8%)
CBS Corp., Class B	10,437	261,342
DIRECTV, Class A*	100,114	4,685,335
Discovery Communications, Inc., Class A*	26,842	1,070,996
DreamWorks Animation SKG, Inc., Class A*	9,563	267,095
Interpublic Group of Cos., Inc.	63,209	794,537
John Wiley & Sons, Inc., Class A	5,364	272,706
Lamar Advertising Co., Class A*	1,558	57,553
Madison Square Garden, Inc., Class A*	2,505	67,610
McGraw-Hill Cos., Inc.	28,605	1,127,037
Meredith Corp.	1,974	66,958
Morningstar, Inc.	2,845	166,091
News Corp., Class A	61,743	1,084,207
Omnicom Group, Inc.	29,793	1,461,645
Regal Entertainment Group, Class A	2,395	32,333
Scripps Networks Interactive, Inc., Class A	11,573	579,692
Sirius XM Radio, Inc.*	501,928	833,200
Thomson Reuters Corp.	15,659	614,459
Time Warner, Inc.	30,349	1,083,459
Viacom, Inc., Class B	15,460	719,199

		15,245,454

Multiline Retail (0.5%)
Big Lots, Inc.*	9,748	423,356
Dollar General Corp.*	9,012	282,526
Dollar Tree, Inc.*	16,432	912,305
Family Dollar Stores, Inc.	16,326	837,850
J.C. Penney Co., Inc.	9,934	356,730
Kohl’s Corp.	27,963	1,483,158
Macy’s, Inc.	5,390	130,761
Nordstrom, Inc.	21,596	969,228
Target Corp.	89,819	4,491,848

		9,887,762

Specialty Retail (1.7%)
Aaron’s, Inc.	5,232	132,684
Abercrombie & Fitch Co., Class A	8,710	511,277
Advance Auto Parts, Inc.	10,591	694,981
Aeropostale, Inc.*	11,364	276,372
American Eagle Outfitters, Inc.	6,241	99,169
AutoNation, Inc.*	2,886	102,078
AutoZone, Inc.*	3,220	880,863
Bed Bath & Beyond, Inc.*	34,025	1,642,387
Best Buy Co., Inc.	42,013	1,206,613
CarMax, Inc.*	28,884	927,176
Chico’s FAS, Inc.	23,052	343,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Dick’s Sporting Goods, Inc.*	11,568	$462,489
Gap, Inc.	48,987	1,110,045
Guess?, Inc.	8,429	331,681
Home Depot, Inc.	219,082	8,119,179
Limited Brands, Inc.	34,534	1,135,478
Lowe’s Cos., Inc.	142,457	3,765,139
Office Depot, Inc.*	4,429	20,506
O’Reilly Automotive, Inc.*	17,839	1,025,029
PetSmart, Inc.	15,288	626,044
Ross Stores, Inc.	15,819	1,125,047
Staples, Inc.	94,329	1,831,869
Tiffany & Co.	16,322	1,002,824
TJX Cos., Inc.	52,718	2,621,666
Tractor Supply Co.	9,396	562,445
Urban Outfitters, Inc.*	15,757	470,031
Williams-Sonoma, Inc.	12,447	504,104

		31,530,651

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	39,428	2,051,833
Fossil, Inc.*	6,564	614,718
Hanesbrands, Inc.*	12,368	334,431
NIKE, Inc., Class B	46,637	3,530,421
Phillips-Van Heusen Corp.	7,304	474,979
Polo Ralph Lauren Corp.	7,223	893,124

		7,899,506

Total Consumer Discretionary		202,030,249

Consumer Staples (5.0%)
Beverages (1.3%)
Brown-Forman Corp., Class B	10,301	703,558
Coca-Cola Co.	203,258	13,486,168
Coca-Cola Enterprises, Inc.	26,819	732,159
Dr. Pepper Snapple Group, Inc.	8,977	333,585
Hansen Natural Corp.*	7,234	435,704
PepsiCo, Inc.	119,984	7,728,170

		23,419,344

Food & Staples Retailing (1.1%)
BJ’s Wholesale Club, Inc.*	671	32,758
Costco Wholesale Corp.	56,931	4,174,181
CVS Caremark Corp.	19,513	669,686
Kroger Co.	4,738	113,570
Sysco Corp.	76,449	2,117,637
Walgreen Co.	109,231	4,384,532
Wal-Mart Stores, Inc.	151,431	7,881,984
Whole Foods Market, Inc.	18,086	1,191,868

		20,566,216

Food Products (1.0%)
Campbell Soup Co.	13,687	453,177
ConAgra Foods, Inc.	5,804	137,845
Flowers Foods, Inc.	3,666	99,825
General Mills, Inc.	51,024	1,864,927
Green Mountain Coffee Roasters, Inc.*	14,281	922,695
H.J. Heinz Co.	16,745	817,491
Hershey Co.	11,609	630,949
Kellogg Co.	29,776	1,607,309
McCormick & Co., Inc. (Non-Voting)	8,548	408,851
Mead Johnson Nutrition Co.	182,056	10,546,504
Sara Lee Corp.	57,350	1,013,375

		18,502,948

Household Products (0.5%)
Church & Dwight Co., Inc.	9,157	726,516
Clorox Co.	17,150	1,201,701
Colgate-Palmolive Co.	53,171	4,294,090
Kimberly-Clark Corp.	42,366	2,765,229
Procter & Gamble Co.	22,334	1,375,774

		10,363,310

Personal Products (0.2%)
Alberto-Culver Co.	2,460	91,684
Avon Products, Inc.	55,369	1,497,178
Estee Lauder Cos., Inc., Class A	14,252	1,373,323
Herbalife Ltd.	7,760	631,353

		3,593,538

Tobacco (0.9%)
Altria Group, Inc.	157,276	4,093,894
Philip Morris International, Inc.	201,700	13,237,571

		17,331,465

Total Consumer Staples		93,776,821

Energy (9.4%)
Energy Equipment & Services (2.9%)
Atwood Oceanics, Inc.*	1,461	67,834
Baker Hughes, Inc.	15,183	1,114,888
Cameron International Corp.*	18,026	1,029,285
Core Laboratories N.V.	5,772	589,725
Diamond Offshore Drilling, Inc.	2,881	223,854
Dresser-Rand Group, Inc.*	9,633	516,521
Exterran Holdings, Inc.*	836	19,838
FMC Technologies, Inc.*	15,717	1,484,942
Halliburton Co.	643,843	32,089,135
McDermott International, Inc.*	23,595	599,077
Nabors Industries Ltd.*	14,716	447,072
Oil States International, Inc.*	407	30,989
Pride International, Inc.*	8,993	386,249
Rowan Cos., Inc.*	2,048	90,481
Schlumberger Ltd.	154,248	14,385,169
Superior Energy Services, Inc.*	729	29,889
Weatherford International Ltd.*	38,531	870,801

		53,975,749

Oil, Gas & Consumable Fuels (6.5%)
Alpha Natural Resources, Inc.*	2,075	123,193
Anadarko Petroleum Corp.	197,916	16,213,279
Arch Coal, Inc.	14,848	535,122
Chevron Corp.	13,760	1,478,237
Cimarex Energy Co.	10,843	1,249,547
Concho Resources, Inc.*	13,283	1,425,266
ConocoPhillips	73,786	5,892,550
Consol Energy, Inc.	13,386	717,891
Continental Resources, Inc.*	3,840	274,445
El Paso Corp.	16,754	301,572
EOG Resources, Inc.	186,298	22,078,176
EQT Corp.	17,900	893,210
EXCO Resources, Inc.	18,985	392,230
Exxon Mobil Corp.	605,802	50,966,122
Forest Oil Corp.*	9,326	352,803
Frontline Ltd.	5,472	135,541
Holly Corp.	3,886	236,113
Kinder Morgan, Inc.*	224,517	6,654,684
Marathon Oil Corp.	24,486	1,305,349
Murphy Oil Corp.	2,914	213,946
Occidental Petroleum Corp.	21,305	2,226,159
Petrohawk Energy Corp.*	27,723	680,322
Quicksilver Resources, Inc.*	938	13,423
Range Resources Corp.	20,609	1,204,802
SandRidge Energy, Inc.*	27,204	348,211
SM Energy Co.	5,523	409,751
Southwestern Energy Co.*	44,741	1,922,521
Ultra Petroleum Corp.*	19,656	968,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Whiting Petroleum Corp.*	1,142	$83,880
Williams Cos., Inc.	31,094	969,511

		120,265,914

Total Energy		174,241,663

Financials (6.8%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	6,603	722,170
Ameriprise Financial, Inc.	6,692	408,747
BlackRock, Inc.	4,101	824,342
Charles Schwab Corp.	127,853	2,305,189
Eaton Vance Corp.	15,250	491,660
Federated Investors, Inc., Class B	7,814	209,024
Franklin Resources, Inc.	19,213	2,403,162
Goldman Sachs Group, Inc.	87,776	13,909,863
Greenhill & Co., Inc.	3,799	249,936
Invesco Ltd.	18,312	468,055
Janus Capital Group, Inc.	2,150	26,810
Lazard Ltd., Class A	11,888	494,303
LPL Investment Holdings, Inc.*	465	16,652
Morgan Stanley	62,177	1,698,676
Northern Trust Corp.	12,465	632,599
SEI Investments Co.	19,344	461,935
T. Rowe Price Group, Inc.	33,542	2,227,860
TD Ameritrade Holding Corp.	30,132	628,855
Waddell & Reed Financial, Inc., Class A	11,169	453,573

		28,633,411

Commercial Banks (2.2%)
Bank of Hawaii Corp.	1,989	95,114
PNC Financial Services Group, Inc.	144,659	9,112,070
U.S. Bancorp	636,448	16,821,321
Wells Fargo & Co.	460,416	14,595,187

		40,623,692

Consumer Finance (1.1%)
American Express Co.	432,642	19,555,418
Green Dot Corp., Class A*	505	21,670

		19,577,088

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	722	20,916
Citigroup, Inc.*	3,505,570	15,494,619
Interactive Brokers Group, Inc., Class A	1,358	21,579
IntercontinentalExchange, Inc.*	9,559	1,180,919
Moody’s Corp.	26,512	899,022
MSCI, Inc., Class A*	14,227	523,838
NASDAQ OMX Group, Inc.*	1,447	37,391
NYSE Euronext	7,270	255,686

		18,433,970

Insurance (0.5%)
ACE Ltd.	6,656	430,643
Aflac, Inc.	57,339	3,026,353
Aon Corp.	7,682	406,839
Arch Capital Group Ltd.*	391	38,783
Arthur J. Gallagher & Co.	3,357	102,086
Axis Capital Holdings Ltd.	4,403	153,753
Brown & Brown, Inc.	7,776	200,621
Endurance Specialty Holdings Ltd.	637	31,098
Erie Indemnity Co., Class A	2,661	189,224
Genworth Financial, Inc., Class A*	11,666	157,024
Hartford Financial Services Group, Inc.	4,812	129,587
Marsh & McLennan Cos., Inc.	64,489	1,922,417
MetLife, Inc.	26,338	1,178,099
Travelers Cos., Inc.	6,514	387,453
Validus Holdings Ltd.	912	30,397

		8,384,377

Real Estate Investment Trusts (REITs) (0.4%)
AMB Property Corp. (REIT)	2,017	72,551
Apartment Investment & Management Co. (REIT), Class A	7,430	189,242
Digital Realty Trust, Inc. (REIT)	11,228	652,796
Equity Residential (REIT)	2,336	131,774
Essex Property Trust, Inc. (REIT)	1,634	202,616
Federal Realty Investment Trust (REIT)	4,746	387,084
General Growth Properties, Inc. (REIT)*	43,424	672,204
Plum Creek Timber Co., Inc. (REIT)	8,959	390,702
ProLogis (REIT)	4,541	72,565
Public Storage (REIT)	16,444	1,823,804
Rayonier, Inc. (REIT)	3,070	191,292
Simon Property Group, Inc. (REIT)	26,175	2,804,913
UDR, Inc. (REIT)	1,551	37,798
Ventas, Inc. (REIT)	5,503	298,813
Vornado Realty Trust (REIT)	1,875	164,062

		8,092,216

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	36,934	986,138
Howard Hughes Corp.*	3,101	219,055
Jones Lang LaSalle, Inc.	5,433	541,887
St. Joe Co.*	10,733	269,076

		2,016,156

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	398	4,485
Hudson City Bancorp, Inc.	5,113	49,494

		53,979

Total Financials		125,814,889

Health Care (4.8%)
Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc.*	11,581	1,142,813
Amylin Pharmaceuticals, Inc.*	18,523	210,607
BioMarin Pharmaceutical, Inc.*	13,147	330,384
Celgene Corp.*	59,793	3,439,891
Dendreon Corp.*	18,601	696,235
Genzyme Corp.*	26,246	1,998,633
Gilead Sciences, Inc.*	103,068	4,374,206
Human Genome Sciences, Inc.*	24,208	664,510
Myriad Genetics, Inc.*	11,930	240,390
Regeneron Pharmaceuticals, Inc.*	9,049	406,662
Talecris Biotherapeutics Holdings Corp.*	6,606	177,041
United Therapeutics Corp.*	6,405	429,263
Vertex Pharmaceuticals, Inc.*	26,137	1,252,746

		15,363,381

Health Care Equipment & Supplies (1.5%)
Alcon, Inc.	8,964	1,483,632
Alere, Inc.*	3,164	123,839
Baxter International, Inc.	64,391	3,462,304
Becton, Dickinson and Co.	28,573	2,274,982
C.R. Bard, Inc.	11,273	1,119,522
CareFusion Corp.*	5,082	143,312
Cooper Cos., Inc.	1,119	77,715
Covidien plc	64,964	3,374,230
DENTSPLY International, Inc.	18,899	699,074
Edwards Lifesciences Corp.*	14,647	1,274,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Gen-Probe, Inc.*	6,415	$425,635
Hill-Rom Holdings, Inc.	6,863	260,657
IDEXX Laboratories, Inc.*	7,450	575,289
Intuitive Surgical, Inc.*	5,062	1,687,974
Kinetic Concepts, Inc.*	708	38,529
Medtronic, Inc.	109,714	4,317,246
ResMed, Inc.*	19,589	587,670
St. Jude Medical, Inc.	42,703	2,188,956
Stryker Corp.	40,702	2,474,682
Teleflex, Inc.	802	46,500
Thoratec Corp.*	7,395	191,752
Varian Medical Systems, Inc.*	15,970	1,080,211

		27,908,000

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	36,517	1,444,612
Brookdale Senior Living, Inc.*	1,512	42,336
Cardinal Health, Inc.	16,093	661,905
Community Health Systems, Inc.*	8,481	339,155
DaVita, Inc.*	12,556	1,073,664
Emergency Medical Services Corp., Class A*	3,829	243,486
Express Scripts, Inc.*	71,005	3,948,588
Health Management Associates, Inc., Class A*	32,290	351,961
Henry Schein, Inc.*	11,803	828,216
Laboratory Corp. of America Holdings*	13,490	1,242,834
Lincare Holdings, Inc.	12,854	381,250
McKesson Corp.	14,122	1,116,344
Medco Health Solutions, Inc.*	52,265	2,935,202
MEDNAX, Inc.*	5,746	382,741
Omnicare, Inc.	1,517	45,495
Patterson Cos., Inc.	13,203	425,005
Quest Diagnostics, Inc.	14,404	831,399
Tenet Healthcare Corp.*	45,080	335,846
Universal Health Services, Inc., Class B	775	38,293
VCA Antech, Inc.*	11,086	279,145

		16,947,477

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	14,978	314,388
Cerner Corp.*	8,887	988,235
Emdeon, Inc., Class A*	3,353	54,017
SXC Health Solutions Corp.*	7,919	433,961

		1,790,601

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.*	45,061	2,017,832
Charles River Laboratories International, Inc.*	1,775	68,124
Covance, Inc.*	7,974	436,337
Illumina, Inc.*	16,576	1,161,480
Life Technologies Corp.*	16,697	875,257
Mettler-Toledo International, Inc.*	4,346	747,512
PerkinElmer, Inc.	6,914	181,631
Pharmaceutical Product Development, Inc.	13,643	378,047
Techne Corp.	4,823	345,327
Waters Corp.*	12,004	1,043,148

		7,254,695

Pharmaceuticals (1.1%)
Abbott Laboratories, Inc.	180,121	8,834,935
Allergan, Inc.	39,293	2,790,589
Eli Lilly and Co.	30,212	1,062,556
Hospira, Inc.*	21,425	1,182,660
Johnson & Johnson	53,459	3,167,446
Mylan, Inc.*	47,328	1,072,926
Perrigo Co.	10,435	829,791
Warner Chilcott plc, Class A	11,612	270,327

		19,211,230

Total Health Care		88,475,384

Industrials (12.5%)
Aerospace & Defense (3.4%)
Alliant Techsystems, Inc.	4,021	284,164
Boeing Co.	79,583	5,883,571
General Dynamics Corp.	92,453	7,078,202
Goodrich Corp.	154,680	13,229,780
Honeywell International, Inc.	99,174	5,921,680
Lockheed Martin Corp.	29,458	2,368,423
Precision Castparts Corp.	124,029	18,254,588
Rockwell Collins, Inc.	10,696	693,422
Spirit AeroSystems Holdings, Inc., Class A*	2,064	52,983
Textron, Inc.	18,194	498,334
TransDigm Group, Inc.*	6,365	533,578
United Technologies Corp.	110,325	9,339,011

		64,137,736

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	21,441	1,589,421
Expeditors International of Washington, Inc.	27,518	1,379,753
FedEx Corp.	26,145	2,445,865
United Parcel Service, Inc., Class B	92,417	6,868,431
UTi Worldwide, Inc.	10,974	222,114

		12,505,584

Airlines (0.1%)
AMR Corp.*	13,853	89,490
Copa Holdings S.A., Class A	2,521	133,109
Delta Air Lines, Inc.*	107,869	1,057,116
Southwest Airlines Co.	12,766	161,235
United Continental Holdings, Inc.*	35,220	809,708

		2,250,658

Building Products (0.1%)
Armstrong World Industries, Inc.	213	9,856
Lennox International, Inc.	6,059	318,582
Masco Corp.	13,875	193,140
Owens Corning, Inc.*	8,191	294,794
USG Corp.*	3,559	59,293

		875,665

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	810	33,988
Copart, Inc.*	7,757	336,111
Corrections Corp. of America*	2,562	62,513
Covanta Holding Corp.	968	16,533
Iron Mountain, Inc.	23,613	737,434
KAR Auction Services, Inc.*	506	7,762
Pitney Bowes, Inc.	19,181	492,760
R.R. Donnelley & Sons Co.	1,406	26,602
Republic Services, Inc.	12,549	376,972
Stericycle, Inc.*	10,929	969,074
Waste Connections, Inc.	11,913	342,975

		3,402,724

Construction & Engineering (0.1%)
Aecom Technology Corp.*	4,030	111,752
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,278	214,603
Fluor Corp.	1,382	101,798
Jacobs Engineering Group, Inc.*	9,760	501,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
KBR, Inc.	1,201	$45,362
Shaw Group, Inc.*	6,264	221,808

		1,197,280

Electrical Equipment (1.5%)
AMETEK, Inc.	20,602	903,810
Babcock & Wilcox Co.*	11,807	394,118
Cooper Industries plc	21,653	1,405,280
Emerson Electric Co.	97,501	5,696,983
General Cable Corp.*	2,405	104,136
Hubbell, Inc., Class B	3,112	221,045
Regal-Beloit Corp.	4,162	307,280
Rockwell Automation, Inc.	184,686	17,480,530
Roper Industries, Inc.	12,136	1,049,279
Thomas & Betts Corp.*	1,183	70,353

		27,632,814

Industrial Conglomerates (0.8%)
3M Co.	92,251	8,625,468
Carlisle Cos., Inc.	556	24,770
General Electric Co.	320,578	6,427,589
Tyco International Ltd.	8,947	400,557

		15,478,384

Machinery (4.1%)
Bucyrus International, Inc.	9,708	887,797
Caterpillar, Inc.	81,266	9,048,969
CNH Global N.V.*	566	27,479
Cummins, Inc.	183,795	20,147,608
Danaher Corp.	63,629	3,302,345
Deere & Co.	51,930	5,031,498
Donaldson Co., Inc.	9,962	610,571
Dover Corp.	15,243	1,002,075
Eaton Corp.	410,980	22,784,731
Flowserve Corp.	6,155	792,764
Gardner Denver, Inc.	6,404	499,704
Graco, Inc.	7,817	355,595
Harsco Corp.	776	27,385
IDEX Corp.	8,680	378,882
Illinois Tool Works, Inc.	56,943	3,058,978
Joy Global, Inc.	13,306	1,314,766
Kennametal, Inc.	7,886	307,554
Lincoln Electric Holdings, Inc.	5,508	418,167
Manitowoc Co., Inc.	16,935	370,538
Navistar International Corp.*	9,192	637,281
Oshkosh Corp.*	11,608	410,691
PACCAR, Inc.	47,154	2,468,512
Pall Corp.	15,100	869,911
Parker Hannifin Corp.	5,890	557,665
Pentair, Inc.	6,617	250,056
SPX Corp.	1,248	99,079
Timken Co.	8,240	430,952
Toro Co.	4,040	267,529
Valmont Industries, Inc.	2,868	299,333
WABCO Holdings, Inc.*	8,318	512,722
Wabtec Corp.	964	65,388

		77,236,525

Marine (0.0%)
Kirby Corp.*	451	25,838

Professional Services (0.1%)
Dun & Bradstreet Corp.	6,512	522,523
FTI Consulting, Inc.*	4,888	187,357
IHS, Inc., Class A*	6,260	555,575
Robert Half International, Inc.	19,384	593,150
Towers Watson & Co., Class A	838	46,475
Verisk Analytics, Inc., Class A*	12,856	421,163

		2,326,243

Road & Rail (1.3%)
Con-way, Inc.	553	21,728
Hertz Global Holdings, Inc.*	21,316	333,169
J.B. Hunt Transport Services, Inc.	11,784	535,229
Kansas City Southern*	7,805	424,982
Landstar System, Inc.	6,468	295,458
Ryder System, Inc.	3,616	182,970
Union Pacific Corp.	224,103	22,036,048

		23,829,584

Trading Companies & Distributors (0.1%)
Fastenal Co.	17,099	1,108,528
GATX Corp.	1,651	63,828
MSC Industrial Direct Co., Class A	5,649	386,787
W.W. Grainger, Inc.	7,574	1,042,788
WESCO International, Inc.*	1,772	110,750

		2,712,681

Total Industrials		233,611,716

Information Technology (19.7%)
Communications Equipment (1.6%)
Ciena Corp.*	11,940	309,962
Cisco Systems, Inc.	738,765	12,669,820
F5 Networks, Inc.*	10,352	1,061,805
Harris Corp.	16,769	831,742
JDS Uniphase Corp.*	27,882	581,061
Juniper Networks, Inc.*	67,986	2,860,851
Polycom, Inc.*	11,013	571,024
QUALCOMM, Inc.	212,194	11,634,597

		30,520,862

Computers & Peripherals (5.8%)
Apple, Inc.*	232,208	80,912,878
Dell, Inc.*	219,878	3,190,430
Diebold, Inc.	1,826	64,750
EMC Corp.*	265,995	7,062,167
Hewlett-Packard Co.	283,347	11,608,726
NCR Corp.*	20,730	390,553
NetApp, Inc.*	47,618	2,294,235
QLogic Corp.*	13,644	253,096
SanDisk Corp.*	29,725	1,370,025
Seagate Technology plc*	42,262	608,573
Western Digital Corp.*	6,768	252,379

		108,007,812

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	22,433	1,220,131
Arrow Electronics, Inc.*	1,720	72,034
AVX Corp.	467	6,963
Corning, Inc.	25,216	520,206
Dolby Laboratories, Inc., Class A*	6,926	340,829
FLIR Systems, Inc.	19,814	685,763
Ingram Micro, Inc., Class A*	1,237	26,014
Itron, Inc.*	4,823	272,210
Jabil Circuit, Inc.	16,468	336,441
National Instruments Corp.	11,220	367,679
Trimble Navigation Ltd.*	15,671	792,012

		4,640,282

Internet Software & Services (2.6%)
Akamai Technologies, Inc.*	23,455	891,290
Baidu, Inc. (ADR)*	178,297	24,571,110
eBay, Inc.*	56,481	1,753,170
Equinix, Inc.*	5,871	534,848
Google, Inc., Class A*	31,515	18,474,408
IAC/InterActiveCorp*	3,637	112,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Worldwide, Inc.*	8,084	$128,536
VeriSign, Inc.	22,217	804,477
VistaPrint N.V.*	5,642	292,820
WebMD Health Corp.*	7,677	410,105
Yahoo!, Inc.*	71,058	1,183,116

		49,156,227

IT Services (2.9%)
Accenture plc, Class A	79,177	4,352,360
Alliance Data Systems Corp.*	6,920	594,359
Amdocs Ltd.*	6,982	201,431
Automatic Data Processing, Inc.	64,995	3,334,893
Booz Allen Hamilton Holding Corp.*	1,341	24,151
Broadridge Financial Solutions, Inc.	14,896	337,990
Cognizant Technology Solutions Corp., Class A*	38,690	3,149,366
DST Systems, Inc.	4,572	241,493
Fiserv, Inc.*	13,146	824,517
FleetCor Technologies, Inc.*	1,272	41,544
Gartner, Inc.*	9,456	394,032
Genpact Ltd.*	8,492	122,964
Global Payments, Inc.	10,548	516,008
International Business Machines Corp.	165,866	27,047,769
Lender Processing Services, Inc.	11,770	378,876
Mastercard, Inc., Class A	12,576	3,165,631
NeuStar, Inc., Class A*	9,668	247,307
Paychex, Inc.	41,716	1,308,214
SAIC, Inc.*	37,532	635,041
Teradata Corp.*	21,555	1,092,838
Visa, Inc., Class A	60,472	4,451,949
Western Union Co.	86,863	1,804,145

		54,266,878

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,257	167,044

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	29,666	255,128
Altera Corp.	41,343	1,819,919
Analog Devices, Inc.	38,513	1,516,642
Applied Materials, Inc.	173,575	2,711,242
Atheros Communications, Inc.*	9,042	403,725
Atmel Corp.*	53,270	726,070
Avago Technologies Ltd.	13,722	426,754
Broadcom Corp., Class A	69,609	2,741,203
Cree, Inc.*	13,882	640,793
Cypress Semiconductor Corp.*	22,552	437,058
First Solar, Inc.*	7,167	1,152,740
Intel Corp.	492,316	9,930,014
Intersil Corp., Class A	5,694	70,890
KLA-Tencor Corp.	1,206	57,128
Lam Research Corp.*	16,341	925,881
Linear Technology Corp.	28,948	973,521
Marvell Technology Group Ltd.*	69,978	1,088,158
Maxim Integrated Products, Inc.	39,086	1,000,602
MEMC Electronic Materials, Inc.*	12,227	158,462
Microchip Technology, Inc.	23,795	904,448
National Semiconductor Corp.	28,139	403,513
Novellus Systems, Inc.*	10,334	383,701
NVIDIA Corp.*	73,946	1,365,043
ON Semiconductor Corp.*	55,530	548,081
PMC-Sierra, Inc.*	1,567	11,753
Rambus, Inc.*	12,304	243,619
Silicon Laboratories, Inc.*	5,934	256,408
Skyworks Solutions, Inc.*	22,842	740,538
SunPower Corp., Class A*	4,910	84,157
Teradyne, Inc.*	23,305	415,062
Texas Instruments, Inc.	71,544	2,472,561
Varian Semiconductor Equipment Associates, Inc.*	9,642	469,276
Xilinx, Inc.	33,459	1,097,455

		36,431,545

Software (4.5%)
Activision Blizzard, Inc.	18,126	198,842
Adobe Systems, Inc.*	68,025	2,255,709
ANSYS, Inc.*	11,693	633,644
Autodesk, Inc.*	29,636	1,307,244
BMC Software, Inc.*	23,465	1,167,149
CA, Inc.	40,902	989,010
Cadence Design Systems, Inc.*	34,959	340,850
Citrix Systems, Inc.*	24,006	1,763,481
Compuware Corp.*	16,399	189,409
Electronic Arts, Inc.*	40,034	781,864
FactSet Research Systems, Inc.	6,028	631,312
Informatica Corp.*	11,869	619,918
Intuit, Inc.*	36,251	1,924,928
MICROS Systems, Inc.*	10,378	512,985
Microsoft Corp.	662,827	16,809,293
Nuance Communications, Inc.*	29,393	574,927
Oracle Corp.	1,285,078	42,883,053
Red Hat, Inc.*	24,364	1,105,882
Rovi Corp.*	13,799	740,316
Salesforce.com, Inc.*	47,390	6,330,356
Solera Holdings, Inc.	9,048	462,353
Symantec Corp.*	9,682	179,504
Synopsys, Inc.*	1,195	33,042
VMware, Inc., Class A*	9,491	773,896

		83,208,967

Total Information Technology		366,399,617

Materials (6.5%)
Chemicals (4.4%)
Air Products & Chemicals, Inc.	27,441	2,474,629
Airgas, Inc.	10,783	716,207
Albemarle Corp.	11,808	705,764
Ashland, Inc.	901	52,042
Celanese Corp.	20,234	897,783
CF Industries Holdings, Inc.	6,616	905,003
Dow Chemical Co.	552,775	20,867,256
E.I. du Pont de Nemours & Co.	40,394	2,220,458
Eastman Chemical Co.	1,932	191,886
Ecolab, Inc.	30,164	1,538,967
FMC Corp.	6,426	545,760
International Flavors & Fragrances, Inc.	10,276	640,195
Lubrizol Corp.	8,370	1,121,245
Monsanto Co.	372,605	26,924,437
Mosaic Co.	20,435	1,609,256
Nalco Holding Co.	16,742	457,224
PPG Industries, Inc.	3,518	334,949
Praxair, Inc.	173,044	17,581,271
RPM International, Inc.	8,358	198,335
Scotts Miracle-Gro Co., Class A	5,943	343,803
Sherwin-Williams Co.	7,348	617,159
Sigma-Aldrich Corp.	14,470	920,871
Valspar Corp.	1,293	50,556

		81,915,056

Construction Materials (0.0%)
Eagle Materials, Inc.	5,654	171,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	5,872	$526,542

		697,632

Containers & Packaging (0.0%)
Ball Corp.	4,347	155,840
Crown Holdings, Inc.*	20,924	807,248
Owens-Illinois, Inc.*	6,573	198,439
Temple-Inland, Inc.	2,567	60,067

		1,221,594

Metals & Mining (2.0%)
AK Steel Holding Corp.	2,112	33,327
Alcoa, Inc.	19,152	338,033
Allegheny Technologies, Inc.	12,731	862,143
Carpenter Technology Corp.	5,673	242,294
Cliffs Natural Resources, Inc.	17,503	1,720,195
Compass Minerals International, Inc.	4,233	395,913
Freeport-McMoRan Copper & Gold, Inc.	483,490	26,857,870
Newmont Mining Corp.	61,472	3,355,142
Nucor Corp.	17,462	803,601
Reliance Steel & Aluminum Co.	1,081	62,460
Royal Gold, Inc.	1,077	56,435
Schnitzer Steel Industries, Inc., Class A	572	37,186
Southern Copper Corp.	21,846	879,738
Titanium Metals Corp.*	11,024	204,826
United States Steel Corp.	3,477	187,549
Walter Energy, Inc.	5,449	737,958

		36,774,670

Paper & Forest Products (0.1%)
International Paper Co.	43,907	1,325,113

Total Materials		121,934,065

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	48,938	402,270
Level 3 Communications, Inc.*	82,467	121,227
tw telecom, Inc.*	19,624	376,781
Windstream Corp.	27,517	354,144

		1,254,422

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	52,134	2,701,584
Clearwire Corp., Class A*	14,950	83,570
Crown Castle International Corp.*	37,537	1,597,199
MetroPCS Communications, Inc.*	15,498	251,688
NII Holdings, Inc.*	17,070	711,307
SBA Communications Corp., Class A*	15,119	599,922

		5,945,270

Total Telecommunication Services		7,199,692

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	5,699	398,360

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	21,007	333,381
Ormat Technologies, Inc.	1,291	32,701

		366,082

Total Utilities		764,442

Total Common Stocks (75.9%) (Cost $994,997,640)		1,414,248,538

PREFERRED STOCK:
Industrials (0.1%)
Professional Services (0.1%)
Nielsen Holdings N.V. 6.250%*	3,582	203,726

Total Preferred Stocks (0.1%) (Cost $97,812)		203,726

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.1%)
iShares Morningstar Large Core Index Fund	25,823	1,907,932
iShares Morningstar Large Growth Index Fund	679,665	46,319,170
iShares Morningstar Large Value Index Fund	145,368	9,272,371
iShares NYSE 100 Index Fund	5,794	368,498
iShares Russell 1000 Growth Index Fund	578,618	34,989,030
iShares Russell 1000 Index Fund	37,625	2,779,359
iShares Russell 1000 Value Index Fund	69,790	4,792,479
iShares S&P 100 Index Fund	32,787	1,944,925
iShares S&P 500 Growth Index Fund	670,250	46,046,175
iShares S&P 500 Index Fund	15,679	2,085,464
iShares S&P 500 Value Index Fund	83,504	5,286,638
Vanguard Growth ETF	76,400	4,912,520
Vanguard Value ETF	150,300	8,525,016

Total Investment Companies (9.1%) (Cost $121,609,545)		169,229,577

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (13.5%)
BlackRock Liquidity Funds TempFund
0.14% ‡	252,442,647	252,442,647

	Principal Amount	Value (Note 1)
Time Deposit (3.1%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$57,752,698	57,752,698

Total Short-Term Investments (16.6%) (Cost $310,195,345)		310,195,345

Total Investments (101.7%) (Cost $1,426,900,342)		1,893,877,186
Other Assets Less Liabilities (-1.7%)		(30,793,408)

Net Assets (100%)		$1,863,083,778

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$310,363,499	$56,678,136	$114,598,988	$252,442,647	$116,304	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,179	June-11	$54,430,755	$55,088,775	$658,020
S&P 500 E-Mini Index	3,327	June-11	218,015,477	219,748,350	1,732,873

					$2,390,893

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$202,030,249	$—	$—	$202,030,249
Consumer Staples	93,776,821	—	—	93,776,821
Energy	174,241,663	—	—	174,241,663
Financials	125,814,889	—	—	125,814,889
Health Care	88,475,384	—	—	88,475,384
Industrials	233,611,716	—	—	233,611,716
Information Technology	366,399,617	—	—	366,399,617
Materials	121,934,065	—	—	121,934,065
Telecommunication Services	7,199,692	—	—	7,199,692
Utilities	764,442	—	—	764,442
Futures	2,390,893	—	—	2,390,893
Investment Companies
Exchange Traded Funds (ETFs)	169,229,577	—	—	169,229,577
Preferred Stocks
Industrials	—	203,726	—	203,726
Short-Term Investments	—	310,195,345	—	310,195,345

Total Assets	$1,585,869,008	$310,399,071	$—	$1,896,268,079

Total Liabilities	$—	$—	$—	$—

Total	$1,585,869,008	$310,399,071	$—	$1,896,268,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$181,671,781
Net Proceeds of Sales and Redemptions:
Stocks	$119,321,508

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$417,726,955
Aggregate gross unrealized depreciation	(3,770,137)

Net unrealized appreciation	$413,956,818

Federal income tax cost of investments	$1,479,920,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.2%)
Autoliv, Inc.	1,254	$93,084
BorgWarner, Inc.*	194	15,460
Federal-Mogul Corp.*	278	6,922
Johnson Controls, Inc.	826	34,337
Lear Corp.	1,600	78,192
TRW Automotive Holdings Corp.*	600	33,048

		261,043

Distributors (0.1%)
Genuine Parts Co.	3,501	187,794

Diversified Consumer Services (0.1%)
Education Management Corp.*	300	6,282
H&R Block, Inc.	4,300	71,982
Service Corp. International	5,675	62,765

		141,029

Hotels, Restaurants & Leisure (0.4%)
Brinker International, Inc.	300	7,590
Carnival Corp.	6,214	238,369
Choice Hotels International, Inc.	494	19,192
Hyatt Hotels Corp., Class A*	1,000	43,040
International Speedway Corp., Class A	399	11,890
MGM Resorts International*	6,052	79,584
Penn National Gaming, Inc.*	1,480	54,849
Royal Caribbean Cruises Ltd.*	1,740	71,792
Wendy’s/Arby’s Group, Inc., Class A	4,731	23,797
Wyndham Worldwide Corp.	3,983	126,699

		676,802

Household Durables (0.8%)
D.R. Horton, Inc.	5,950	69,317
Fortune Brands, Inc.	2,949	182,514
Garmin Ltd.	2,370	80,248
Harman International Industries, Inc.	762	35,677
Jarden Corp.	2,065	73,452
KB Home	1,557	19,369
Leggett & Platt, Inc.	1,252	30,674
Lennar Corp., Class A	3,722	67,443
M.D.C. Holdings, Inc.	802	20,331
Mohawk Industries, Inc.*	1,080	66,042
Newell Rubbermaid, Inc.	6,468	123,733
Pulte Group, Inc.*	7,839	58,009
Stanley Black & Decker, Inc.	3,551	272,007
Toll Brothers, Inc.*	3,237	63,995
Whirlpool Corp.	957	81,689

		1,244,500

Internet & Catalog Retail (0.2%)
Expedia, Inc.	2,693	61,024
Liberty Media Corp. - Interactive*	13,181	211,423

		272,447

Leisure Equipment & Products (0.1%)
Mattel, Inc.	3,375	84,139

Media (5.2%)
Cablevision Systems Corp. - New York Group, Class A	5,180	179,280
CBS Corp., Class B	13,553	339,367
Central European Media Enterprises Ltd., Class A*	747	15,762
Clear Channel Outdoor Holdings, Inc., Class A*	838	12,193
Comcast Corp., Class A	62,908	1,555,086
Discovery Communications, Inc., Class A*	1,700	67,830
DISH Network Corp., Class A*	4,484	109,230
Gannett Co., Inc.	5,414	82,455
John Wiley & Sons, Inc., Class A	100	5,084
Lamar Advertising Co., Class A*	952	35,167
Liberty Global, Inc., Class A*	5,356	221,792
Liberty Media Corp. - Capital*	1,570	115,662
Liberty Media Corp. - Starz*	1,162	90,171
Madison Square Garden, Inc., Class A*	945	25,505
McGraw-Hill Cos., Inc.	2,100	82,740
Meredith Corp.	424	14,382
New York Times Co., Class A*	2,956	27,993
News Corp., Class A	40,524	711,601
Omnicom Group, Inc.	1,300	63,778
Regal Entertainment Group, Class A	1,565	21,127
Thomson Reuters Corp.	5,600	219,744
Time Warner Cable, Inc.	7,946	566,868
Time Warner, Inc.	20,284	724,139
Viacom, Inc., Class B	11,059	514,465
Virgin Media, Inc.	7,299	202,839
Walt Disney Co.	43,865	1,890,143
Washington Post Co., Class B	144	63,009

		7,957,412

Multiline Retail (0.3%)
J.C. Penney Co., Inc.	3,508	125,972
Kohl’s Corp.	1,719	91,176
Macy’s, Inc.	8,634	209,461
Sears Holdings Corp.*	991	81,906

		508,515

Specialty Retail (0.4%)
Aaron’s, Inc.	700	17,752
Abercrombie & Fitch Co., Class A	420	24,654
American Eagle Outfitters, Inc.	3,700	58,793
AutoNation, Inc.*	1,072	37,917
Foot Locker, Inc.	3,481	68,645
GameStop Corp., Class A*	3,348	75,397
Gap, Inc.	1,187	26,897
Lowe’s Cos., Inc.	7,604	200,974
Office Depot, Inc.*	4,801	22,229
RadioShack Corp.	2,622	39,356
Signet Jewelers Ltd.*	2,008	92,408

		665,022

Textiles, Apparel & Luxury Goods (0.1%)
VF Corp.	1,972	194,301

Total Consumer Discretionary		12,193,004

Consumer Staples (9.2%)
Beverages (1.5%)
Brown-Forman Corp., Class B	542	37,019
Central European Distribution Corp.*	1,578	17,910
Coca-Cola Co.	12,017	797,328
Coca-Cola Enterprises, Inc.	2,930	79,989
Constellation Brands, Inc., Class A*	3,940	79,903
Dr. Pepper Snapple Group, Inc.	3,523	130,915
Hansen Natural Corp.*	200	12,046
Molson Coors Brewing Co., Class B	2,910	136,450
PepsiCo, Inc.	15,300	985,473

		2,277,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.6%)
BJ’s Wholesale Club, Inc.*	1,161	$56,680
CVS Caremark Corp.	27,119	930,724
Kroger Co.	13,867	332,392
Safeway, Inc.	8,594	202,303
SUPERVALU, Inc.	4,713	42,087
Walgreen Co.	1,900	76,266
Wal-Mart Stores, Inc.	17,100	890,055

		2,530,507

Food Products (2.4%)
Archer-Daniels-Midland Co.	14,544	523,730
Bunge Ltd.	3,172	229,431
Campbell Soup Co.	1,637	54,201
ConAgra Foods, Inc.	8,831	209,736
Corn Products International, Inc.	1,635	84,726
Dean Foods Co.*	4,000	40,000
Flowers Foods, Inc.	1,032	28,101
General Mills, Inc.	5,968	218,130
H.J. Heinz Co.	4,154	202,798
Hershey Co.	1,479	80,384
Hormel Foods Corp.	3,188	88,754
J.M. Smucker Co.	2,621	187,113
Kellogg Co.	600	32,388
Kraft Foods, Inc., Class A	36,085	1,131,626
McCormick & Co., Inc. (Non-Voting)	1,500	71,745
Mead Johnson Nutrition Co.	3,974	230,214
Ralcorp Holdings, Inc.*	1,184	81,021
Sara Lee Corp.	4,202	74,249
Smithfield Foods, Inc.*	3,103	74,658
Tyson Foods, Inc., Class A	6,622	127,076

		3,770,081

Household Products (2.7%)
Clorox Co.	160	11,211
Colgate-Palmolive Co.	1,800	145,368
Energizer Holdings, Inc.*	1,542	109,729
Kimberly-Clark Corp.	1,863	121,598
Procter & Gamble Co.	60,602	3,733,083

		4,120,989

Personal Products (0.0%)
Alberto-Culver Co.	1,504	56,054

Tobacco (1.0%)
Altria Group, Inc.	19,500	507,585
Lorillard, Inc.	3,441	326,929
Philip Morris International, Inc.	6,600	433,158
Reynolds American, Inc.	7,584	269,460

		1,537,132

Total Consumer Staples		14,291,796

Energy (13.6%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	981	45,548
Baker Hughes, Inc.	7,030	516,213
Cameron International Corp.*	2,300	131,330
Diamond Offshore Drilling, Inc.	1,000	77,700
Dresser-Rand Group, Inc.*	200	10,724
Exterran Holdings, Inc.*	1,218	28,903
Helmerich & Payne, Inc.	2,121	145,692
McDermott International, Inc.*	1,100	27,929
Nabors Industries Ltd.*	3,743	113,712
National Oilwell Varco, Inc.	9,366	742,443
Oceaneering International, Inc.*	1,200	107,340
Oil States International, Inc.*	1,089	82,916
Patterson-UTI Energy, Inc.	3,309	97,252
Pride International, Inc.*	2,316	99,472
Rowan Cos., Inc.*	2,466	108,948
Schlumberger Ltd.	3,913	364,926
SEACOR Holdings, Inc.	438	40,498
Superior Energy Services, Inc.*	1,566	64,206
Tidewater, Inc.	1,164	69,665
Unit Corp.*	862	53,401
Weatherford International Ltd.*	10,000	226,000

		3,154,818

Oil, Gas & Consumable Fuels (11.6%)
Alpha Natural Resources, Inc.*	2,300	136,551
Anadarko Petroleum Corp.	11,104	909,640
Apache Corp.	8,538	1,117,795
Arch Coal, Inc.	1,094	39,428
Atlas Energy LP	260	5,808
Cabot Oil & Gas Corp.	2,334	123,632
Chesapeake Energy Corp.	14,553	487,817
Chevron Corp.	42,557	4,571,898
Cobalt International Energy, Inc.*	1,800	30,258
Comstock Resources, Inc.*	952	29,455
ConocoPhillips	20,542	1,640,484
Consol Energy, Inc.	2,700	144,801
Continental Resources, Inc.*	67	4,788
Denbury Resources, Inc.*	8,784	214,330
Devon Energy Corp.	9,994	917,149
El Paso Corp.	12,672	228,096
EQT Corp.	200	9,980
Exxon Mobil Corp.	9,267	779,633
Forest Oil Corp.*	896	33,896
Frontier Oil Corp.	2,283	66,937
Frontline Ltd.	181	4,483
Hess Corp.	6,701	570,992
Holly Corp.	300	18,228
Marathon Oil Corp.	11,783	628,152
Massey Energy Co.	2,312	158,048
Murphy Oil Corp.	3,798	278,849
Newfield Exploration Co.*	2,958	224,838
Noble Energy, Inc.	3,872	374,229
Occidental Petroleum Corp.	14,479	1,512,911
Peabody Energy Corp.	6,100	438,956
Petrohawk Energy Corp.*	1,900	46,626
Pioneer Natural Resources Co.	2,601	265,094
Plains Exploration & Production Co.*	3,061	110,900
QEP Resources, Inc.	3,902	158,187
Quicksilver Resources, Inc.*	2,400	34,344
SandRidge Energy, Inc.*	3,476	44,493
SM Energy Co.	474	35,166
Southern Union Co.	2,877	82,340
Spectra Energy Corp.	14,759	401,150
Sunoco, Inc.	2,741	124,962
Teekay Corp.	924	34,123
Tesoro Corp.*	3,109	83,414
Valero Energy Corp.	12,788	381,338
Whiting Petroleum Corp.*	2,452	180,099
Williams Cos., Inc.	7,604	237,093

		17,921,391

Total Energy		21,076,209

Financials (26.6%)
Capital Markets (3.4%)
Ameriprise Financial, Inc.	4,699	287,015
Ares Capital Corp.	4,388	74,157
Bank of New York Mellon Corp.	27,168	811,508
BlackRock, Inc.	1,332	267,745
E*TRADE Financial Corp.*	4,800	75,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Federated Investors, Inc., Class B	597	$15,970
Goldman Sachs Group, Inc.	11,556	1,831,279
Invesco Ltd.	7,179	183,495
Janus Capital Group, Inc.	3,715	46,326
Jefferies Group, Inc.	2,565	63,971
Legg Mason, Inc.	3,376	121,840
LPL Investment Holdings, Inc.*	300	10,743
Morgan Stanley	23,177	633,196
Northern Trust Corp.	3,200	162,400
Raymond James Financial, Inc.	2,135	81,643
State Street Corp.	11,300	507,822

		5,174,134

Commercial Banks (5.4%)
Associated Banc-Corp.	3,921	58,227
BancorpSouth, Inc.	1,837	28,382
Bank of Hawaii Corp.	762	36,439
BB&T Corp.	15,478	424,871
BOK Financial Corp.	553	28,579
CapitalSource, Inc.	7,107	50,033
CIT Group, Inc.*	4,400	187,220
City National Corp./California	985	56,194
Comerica, Inc.	4,045	148,532
Commerce Bancshares, Inc./Missouri	1,634	66,079
Cullen/Frost Bankers, Inc.	1,167	68,876
East West Bancorp, Inc.	3,300	72,468
Fifth Third Bancorp	20,585	285,720
First Citizens BancShares, Inc./North Carolina, Class A	144	28,883
First Horizon National Corp.	5,260	58,965
Fulton Financial Corp.	4,512	50,128
Huntington Bancshares, Inc./Ohio	19,293	128,105
KeyCorp.	21,307	189,206
M&T Bank Corp.	1,655	146,418
Marshall & Ilsley Corp.	11,646	93,052
PNC Financial Services Group, Inc.	11,818	744,416
Popular, Inc.*	22,579	65,705
Regions Financial Corp.	27,585	200,267
SunTrust Banks, Inc.	12,012	346,426
Synovus Financial Corp.	17,239	41,374
TCF Financial Corp.	3,108	49,293
U.S. Bancorp	42,770	1,130,411
Valley National Bancorp	3,402	47,492
Wells Fargo & Co.	108,924	3,452,891
Wilmington Trust Corp.	2,048	9,257
Zions Bancorp	4,145	95,584

		8,389,493

Consumer Finance (0.7%)
Capital One Financial Corp.	10,311	535,760
Discover Financial Services	12,005	289,561
SLM Corp.*	11,795	180,463

		1,005,784

Diversified Financial Services (6.5%)
Bank of America Corp.	224,622	2,994,211
CBOE Holdings, Inc.	200	5,794
Citigroup, Inc.*	474,511	2,097,339
CME Group, Inc.	1,478	445,691
Interactive Brokers Group, Inc., Class A	562	8,930
JPMorgan Chase & Co.	89,090	4,107,049
Leucadia National Corp.	4,342	162,999
NASDAQ OMX Group, Inc.*	2,326	60,104
NYSE Euronext	4,613	162,239

		10,044,356

Insurance (6.8%)
ACE Ltd.	6,500	420,550
Aflac, Inc.	600	31,668
Alleghany Corp.*	157	51,990
Allied World Assurance Co. Holdings Ltd.	919	57,612
Allstate Corp.	12,176	386,953
American Financial Group, Inc./Ohio	1,897	66,433
American International Group, Inc.*	2,814	98,884
American National Insurance Co.	112	8,867
Aon Corp.	5,982	316,807
Arch Capital Group Ltd.*	977	96,909
Arthur J. Gallagher & Co.	1,755	53,370
Aspen Insurance Holdings Ltd.	1,624	44,757
Assurant, Inc.	2,202	84,799
Assured Guaranty Ltd.	4,100	61,090
Axis Capital Holdings Ltd.	1,903	66,453
Berkshire Hathaway, Inc., Class B*	38,700	3,236,481
Brown & Brown, Inc.	1,182	30,496
Chubb Corp.	6,815	417,828
Cincinnati Financial Corp.	3,190	104,632
CNA Financial Corp.	697	20,596
Endurance Specialty Holdings Ltd.	675	32,953
Erie Indemnity Co., Class A	226	16,071
Everest Reinsurance Group Ltd.	1,272	112,165
Fidelity National Financial, Inc., Class A	4,885	69,025
Genworth Financial, Inc., Class A*	8,764	117,963
Hanover Insurance Group, Inc.	974	44,073
Hartford Financial Services Group, Inc.	8,988	242,047
HCC Insurance Holdings, Inc.	2,478	77,586
Lincoln National Corp.	6,816	204,753
Loews Corp.	7,065	304,431
Markel Corp.*	224	92,837
Marsh & McLennan Cos., Inc.	928	27,664
MBIA, Inc.*	3,542	35,562
Mercury General Corp.	584	22,852
MetLife, Inc.	9,984	446,584
Old Republic International Corp.	6,237	79,148
OneBeacon Insurance Group Ltd., Class A	519	7,022
PartnerReinsurance Ltd.	1,502	119,018
Principal Financial Group, Inc.	7,200	231,192
Progressive Corp.	15,007	317,098
Protective Life Corp.	1,878	49,861
Prudential Financial, Inc.	10,441	642,957
Reinsurance Group of America, Inc.	1,585	99,506
RenaissanceReinsurance Holdings Ltd.	1,250	86,237
StanCorp Financial Group, Inc.	1,096	50,547
Symetra Financial Corp.	500	6,800
Torchmark Corp.	1,839	122,257
Transatlantic Holdings, Inc.	1,407	68,479
Travelers Cos., Inc.	8,624	512,956
Unitrin, Inc.	1,219	37,643
Unum Group	6,925	181,781
Validus Holdings Ltd.	1,278	42,596
W. R. Berkley Corp.	2,797	90,091
Wesco Financial Corp.	30	11,676
White Mountains Insurance Group Ltd.	161	58,636
XL Group plc	7,264	178,694

		10,497,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (3.5%)
Alexandria Real Estate Equities, Inc. (REIT)	1,286	$100,269
AMB Property Corp. (REIT)	3,311	119,097
Annaly Capital Management, Inc. (REIT)	17,745	309,650
Apartment Investment & Management Co. (REIT), Class A	1,332	33,926
AvalonBay Communities, Inc. (REIT)	1,844	221,428
Boston Properties, Inc. (REIT)	3,121	296,027
Brandywine Realty Trust (REIT)	2,793	33,907
BRE Properties, Inc. (REIT)	1,454	68,600
Camden Property Trust (REIT)	1,500	85,230
Chimera Investment Corp. (REIT)	22,448	88,894
CommonWealth REIT (REIT)	1,472	38,228
Corporate Office Properties Trust/Maryland (REIT)	1,452	52,475
Developers Diversified Realty Corp. (REIT)	4,400	61,600
Digital Realty Trust, Inc. (REIT)	100	5,814
Douglas Emmett, Inc. (REIT)	2,633	49,369
Duke Realty Corp. (REIT)	5,663	79,339
Equity Residential (REIT)	5,945	335,357
Essex Property Trust, Inc. (REIT)	429	53,196
Federal Realty Investment Trust (REIT)	510	41,596
General Growth Properties, Inc. (REIT)*	1,726	26,718
HCP, Inc. (REIT)	8,945	339,373
Health Care REIT, Inc.	3,948	207,033
Hospitality Properties Trust (REIT)	2,610	60,422
Host Hotels & Resorts, Inc. (REIT)	14,869	261,843
Kimco Realty Corp. (REIT)	8,922	163,629
Liberty Property Trust (REIT)	2,543	83,665
Macerich Co. (REIT)	2,839	140,616
Mack-Cali Realty Corp. (REIT)	1,895	64,240
Nationwide Health Properties, Inc. (REIT)	2,834	120,530
Piedmont Office Realty Trust, Inc. (REIT), Class A	1,200	23,292
Plum Creek Timber Co., Inc. (REIT)	2,075	90,491
ProLogis (REIT)	11,907	190,274
Public Storage (REIT)	300	33,273
Rayonier, Inc. (REIT)	1,270	79,134
Realty Income Corp. (REIT)	2,703	94,470
Regency Centers Corp. (REIT)	1,792	77,916
Senior Housing Properties Trust (REIT)	3,199	73,705
Simon Property Group, Inc. (REIT)	2,034	217,963
SL Green Realty Corp. (REIT)	1,691	127,163
Taubman Centers, Inc. (REIT)	1,149	61,563
UDR, Inc. (REIT)	3,727	90,827
Ventas, Inc. (REIT)	2,520	136,836
Vornado Realty Trust (REIT)	3,269	286,038
Weingarten Realty Investors (REIT)	2,535	63,527
Weyerhaeuser Co. (REIT)	11,852	291,559

		5,480,102

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	2,677	50,408
Howard Hughes Corp.*	98	6,922
St. Joe Co.*	200	5,014

		62,344

Thrifts & Mortgage Finance (0.3%)
Capitol Federal Financial, Inc.	905	10,199
First Niagara Financial Group, Inc.	4,594	62,386
Hudson City Bancorp, Inc.	9,481	91,776
New York Community Bancorp, Inc.	9,580	165,351
People’s United Financial, Inc.	7,844	98,678
TFS Financial Corp.	1,601	17,003
Washington Federal, Inc.	2,439	42,292

		487,685

Total Financials		41,141,834

Health Care (12.2%)
Biotechnology (1.2%)
Amgen, Inc.*	21,400	1,143,830
Biogen Idec, Inc.*	5,500	403,645
Cephalon, Inc.*	1,700	128,826
Genzyme Corp.*	1,400	106,610

		1,782,911

Health Care Equipment & Supplies (0.9%)
Alere, Inc.*	1,337	52,330
Baxter International, Inc.	2,200	118,294
Beckman Coulter, Inc.	1,600	132,912
Boston Scientific Corp.*	34,288	246,531
CareFusion Corp.*	3,109	87,674
Cooper Cos., Inc.	842	58,477
Hill-Rom Holdings, Inc.	200	7,596
Hologic, Inc.*	5,792	128,582
Kinetic Concepts, Inc.*	1,217	66,229
Medtronic, Inc.	5,600	220,360
Teleflex, Inc.	702	40,702
Zimmer Holdings, Inc.*	4,300	260,279

		1,419,966

Health Care Providers & Services (2.3%)
Aetna, Inc.	8,922	333,951
Brookdale Senior Living, Inc.*	1,611	45,108
Cardinal Health, Inc.	5,218	214,616
CIGNA Corp.	6,186	273,916
Community Health Systems, Inc.*	626	25,034
Coventry Health Care, Inc.*	3,287	104,823
Health Net, Inc.*	2,296	75,079
Humana, Inc.*	3,814	266,751
LifePoint Hospitals, Inc.*	1,122	45,082
McKesson Corp.	3,256	257,387
MEDNAX, Inc.*	89	5,928
Omnicare, Inc.	2,385	71,526
Quest Diagnostics, Inc.	400	23,088
Tenet Healthcare Corp.*	3,324	24,764
UnitedHealth Group, Inc.	25,477	1,151,560
Universal Health Services, Inc., Class B	1,798	88,839
WellPoint, Inc.	8,386	585,259

		3,592,711

Health Care Technology (0.0%)
Emdeon, Inc., Class A*	200	3,222

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	400	48,056
Charles River Laboratories International, Inc.*	957	36,730
Life Technologies Corp.*	1,165	61,069
PerkinElmer, Inc.	1,392	36,568
Thermo Fisher Scientific, Inc.*	9,232	512,837

		695,260

Pharmaceuticals (7.3%)
Abbott Laboratories, Inc.	3,300	161,865
Bristol-Myers Squibb Co.	38,524	1,018,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly and Co.	17,544	$617,023
Endo Pharmaceuticals Holdings, Inc.*	2,773	105,818
Forest Laboratories, Inc.*	6,298	203,426
Johnson & Johnson	52,416	3,105,648
Merck & Co., Inc.	69,907	2,307,630
Mylan, Inc.*	1,575	35,705
Pfizer, Inc.	180,613	3,668,250
Watson Pharmaceuticals, Inc.*	2,425	135,824

		11,359,378

Total Health Care		18,853,448

Industrials (9.2%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.	100	7,067
BE Aerospace, Inc.*	2,123	75,430
Boeing Co.	3,224	238,350
General Dynamics Corp.	7,764	594,412
Goodrich Corp.	2,000	171,060
Huntington Ingalls Industries, Inc.*	1,124	46,639
ITT Corp.	4,044	242,842
L-3 Communications Holdings, Inc.	2,468	193,269
Lockheed Martin Corp.	1,400	112,560
Northrop Grumman Corp.	6,743	422,854
Raytheon Co.	8,034	408,690
Rockwell Collins, Inc.	1,700	110,211
Spirit AeroSystems Holdings, Inc., Class A*	2,019	51,828
Textron, Inc.	2,906	79,595
United Technologies Corp.	1,784	151,016

		2,905,823

Air Freight & Logistics (0.1%)
FedEx Corp.	2,469	230,975
UTi Worldwide, Inc.	446	9,027

		240,002

Airlines (0.2%)
AMR Corp.*	5,000	32,300
Copa Holdings S.A., Class A	200	10,560
Southwest Airlines Co.	14,234	179,775
United Continental Holdings, Inc.*	900	20,691

		243,326

Building Products (0.1%)
Armstrong World Industries, Inc.	485	22,441
Masco Corp.	5,568	77,507
Owens Corning, Inc.*	1,017	36,602
USG Corp.*	867	14,444

		150,994

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	2,289	96,047
Cintas Corp.	3,042	92,081
Corrections Corp. of America*	2,216	54,070
Covanta Holding Corp.	2,734	46,697
KAR Auction Services, Inc.*	500	7,670
Pitney Bowes, Inc.	1,340	34,425
R.R. Donnelley & Sons Co.	4,337	82,056
Republic Services, Inc.	5,002	150,260
Waste Connections, Inc.	622	17,907
Waste Management, Inc.	10,933	408,238

		989,451

Construction & Engineering (0.5%)
Aecom Technology Corp.*	1,500	41,595
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	1,300	52,858
Fluor Corp.	3,800	279,908
Jacobs Engineering Group, Inc.*	1,100	56,573
KBR, Inc.	3,342	126,227
Quanta Services, Inc.*	4,658	104,479
Shaw Group, Inc.*	745	26,381
URS Corp.*	1,868	86,021

		774,042

Electrical Equipment (0.1%)
Babcock & Wilcox Co.*	550	18,359
General Cable Corp.*	703	30,440
Hubbell, Inc., Class B	788	55,972
Regal-Beloit Corp.	100	7,383
Thomas & Betts Corp.*	1,032	61,373

		173,527

Industrial Conglomerates (2.7%)
Carlisle Cos., Inc.	1,239	55,198
General Electric Co.	183,524	3,679,656
Tyco International Ltd.	9,100	407,407

		4,142,261

Machinery (1.2%)
AGCO Corp.*	2,028	111,479
CNH Global N.V.*	500	24,275
Crane Co.	1,046	50,658
Danaher Corp.	916	47,540
Deere & Co.	573	55,518
Dover Corp.	1,514	99,530
Eaton Corp.	5,582	309,466
Flowserve Corp.	200	25,760
Gardner Denver, Inc.	64	4,994
Harsco Corp.	1,638	57,805
IDEX Corp.	301	13,139
Ingersoll-Rand plc	7,300	352,663
Kennametal, Inc.	439	17,121
Parker Hannifin Corp.	2,600	246,168
Pentair, Inc.	1,020	38,546
Snap-On, Inc.	1,303	78,258
SPX Corp.	855	67,878
Terex Corp.*	2,482	91,933
Timken Co.	462	24,163
Trinity Industries, Inc.	1,704	62,486
Wabtec Corp.	900	61,047

		1,840,427

Marine (0.1%)
Alexander & Baldwin, Inc.	871	39,761
Kirby Corp.*	1,152	65,998

		105,759

Professional Services (0.2%)
Equifax, Inc.	2,826	109,790
FTI Consulting, Inc.*	200	7,666
Manpower, Inc.	1,848	116,202
Nielsen Holdings N.V.*	1,200	32,772
Towers Watson & Co., Class A	800	44,368

		310,798

Road & Rail (1.5%)
Con-way, Inc.	1,186	46,598
CSX Corp.	8,268	649,865
Hertz Global Holdings, Inc.*	600	9,378
Kansas City Southern*	891	48,515
Norfolk Southern Corp.	8,378	580,344
Ryder System, Inc.	558	28,235
Union Pacific Corp.	9,940	977,400

		2,340,335

Trading Companies & Distributors (0.0%)
GATX Corp.	783	30,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	670	$41,875

		72,146

Total Industrials		14,288,891

Information Technology (5.3%)
Communications Equipment (0.4%)
Brocade Communications Systems, Inc.*	9,823	60,411
EchoStar Corp., Class A*	776	29,372
Motorola Mobility Holdings, Inc.*	6,580	160,552
Motorola Solutions, Inc.*	7,520	336,069
Tellabs, Inc.	8,510	44,592

		630,996

Computers & Peripherals (0.2%)
Diebold, Inc.	1,171	41,524
Lexmark International, Inc., Class A*	1,773	65,672
Seagate Technology plc*	2,949	42,466
Western Digital Corp.*	3,860	143,939

		293,601

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.*	2,374	99,423
Avnet, Inc.*	3,349	114,167
AVX Corp.	791	11,794
Corning, Inc.	30,802	635,445
Ingram Micro, Inc., Class A*	3,199	67,275
Itron, Inc.*	26	1,467
Jabil Circuit, Inc.	1,116	22,800
Molex, Inc.	2,898	72,798
Tech Data Corp.*	1,110	56,455
Vishay Intertechnology, Inc.*	3,567	63,279
Vishay Precision Group, Inc.*	297	4,654

		1,149,557

Internet Software & Services (0.6%)
AOL, Inc.*	2,434	47,536
eBay, Inc.*	16,076	498,999
IAC/InterActiveCorp.*	1,163	35,925
Monster Worldwide, Inc.*	1,726	27,443
Yahoo!, Inc.*	16,821	280,070

		889,973

IT Services (0.4%)
Amdocs Ltd.*	3,275	94,484
Broadridge Financial Solutions, Inc.	249	5,650
Computer Sciences Corp.	3,382	164,805
Convergys Corp.*	2,295	32,956
CoreLogic, Inc.*	2,667	49,339
Fidelity National Information Services, Inc.	5,881	192,250
Fiserv, Inc.*	1,100	68,992
Total System Services, Inc.	3,665	66,043

		674,519

Office Electronics (0.2%)
Xerox Corp.	31,111	331,332
Zebra Technologies Corp., Class A*	623	24,447

		355,779

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	8,118	69,815
Atmel Corp.*	1,080	14,720
Fairchild Semiconductor International, Inc.*	2,644	48,121
Intel Corp.	39,491	796,533
International Rectifier Corp.*	1,533	50,681
Intersil Corp., Class A	2,048	25,498
KLA-Tencor Corp.	3,586	169,869
LSI Corp.*	13,794	93,799
MEMC Electronic Materials, Inc.*	2,900	37,584
Micron Technology, Inc.*	18,859	216,124
National Semiconductor Corp.	500	7,170
Novellus Systems, Inc.*	267	9,914
PMC-Sierra, Inc.*	4,811	36,082
SunPower Corp., Class A*	1,300	22,282
Texas Instruments, Inc.	15,100	521,856

		2,120,048

Software (1.3%)
Activision Blizzard, Inc.	8,368	91,797
CA, Inc.	1,607	38,857
Compuware Corp.*	2,151	24,844
Electronic Arts, Inc.*	400	7,812
Microsoft Corp.	57,000	1,445,520
Novell, Inc.*	7,714	45,744
Symantec Corp.*	16,400	304,056
Synopsys, Inc.*	3,083	85,245

		2,043,875

Total Information Technology		8,158,348

Materials (3.1%)
Chemicals (1.8%)
Ashland, Inc.	1,551	89,586
Cabot Corp.	1,400	64,806
CF Industries Holdings, Inc.	467	63,881
Cytec Industries, Inc.	1,026	55,783
Dow Chemical Co.	25,724	971,081
E.I. du Pont de Nemours & Co.	13,342	733,410
Eastman Chemical Co.	1,312	130,308
FMC Corp.	516	43,824
Huntsman Corp.	4,356	75,707
Intrepid Potash, Inc.*	934	32,522
PPG Industries, Inc.	3,113	296,389
RPM International, Inc.	1,322	31,371
Sherwin-Williams Co.	800	67,192
Sigma-Aldrich Corp.	200	12,728
Valspar Corp.	2,015	78,786

		2,747,374

Construction Materials (0.1%)
Vulcan Materials Co.	2,844	129,687

Containers & Packaging (0.4%)
AptarGroup, Inc.	1,544	77,401
Ball Corp.	3,146	112,784
Bemis Co., Inc.	2,325	76,283
Greif, Inc., Class A	801	52,394
Owens-Illinois, Inc.*	2,502	75,535
Packaging Corp. of America	2,398	69,278
Sealed Air Corp.	3,564	95,016
Sonoco Products Co.	2,131	77,206
Temple-Inland, Inc.	1,894	44,320

		680,217

Metals & Mining (0.7%)
AK Steel Holding Corp.	2,035	32,112
Alcoa, Inc.	19,717	348,005
Commercial Metals Co.	2,370	40,930
Nucor Corp.	4,128	189,971
Reliance Steel & Aluminum Co.	1,429	82,568
Royal Gold, Inc.	941	49,308
Schnitzer Steel Industries, Inc., Class A	424	27,564
Steel Dynamics, Inc.	4,950	92,911
United States Steel Corp.	2,623	141,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Walter Energy, Inc.	300	$40,629

		1,045,483

Paper & Forest Products (0.1%)
Domtar Corp.	900	82,602
International Paper Co.	2,089	63,046
MeadWestvaco Corp.	3,717	112,737

		258,385

Total Materials		4,861,146

Telecommunication Services (5.2%)
Diversified Telecommunication Services (4.9%)
AT&T, Inc.	132,200	4,045,320
CenturyLink, Inc.	13,196	548,294
Frontier Communications Corp.	13,436	110,444
Level 3 Communications, Inc.*	22,433	32,977
Qwest Communications International, Inc.	39,280	268,282
Verizon Communications, Inc.	63,407	2,443,706
Windstream Corp.	6,458	83,114

		7,532,137

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	790	4,416
Leap Wireless International, Inc.*	1,350	20,912
MetroPCS Communications, Inc.*	2,900	47,096
NII Holdings, Inc.*	787	32,794
Sprint Nextel Corp.*	66,563	308,852
Telephone & Data Systems, Inc.	1,948	65,648
U.S. Cellular Corp.*	345	17,764

		497,482

Total Telecommunication Services		8,029,619

Utilities (6.5%)
Electric Utilities (3.1%)
American Electric Power Co., Inc.	10,856	381,480
DPL, Inc.	2,793	76,556
Duke Energy Corp.	29,671	538,529
Edison International	7,378	269,961
Entergy Corp.	3,987	267,966
Exelon Corp.	14,891	614,105
FirstEnergy Corp.	9,432	349,833
Great Plains Energy, Inc.	2,944	58,939
Hawaiian Electric Industries, Inc.	2,021	50,121
ITC Holdings Corp.	100	6,990
NextEra Energy, Inc.	9,361	515,978
Northeast Utilities	3,942	136,393
NV Energy, Inc.	5,161	76,847
Pepco Holdings, Inc.	4,887	91,143
Pinnacle West Capital Corp.	2,396	102,525
PPL Corp.	10,900	275,770
Progress Energy, Inc.	6,373	294,050
Southern Co.	18,454	703,282
Westar Energy, Inc.	2,664	70,383

		4,880,851

Gas Utilities (0.4%)
AGL Resources, Inc.	1,706	67,967
Atmos Energy Corp.	2,149	73,281
Energen Corp.	1,600	100,992
National Fuel Gas Co.	1,641	121,434
Oneok, Inc.	2,321	155,228
Questar Corp.	3,902	68,090
UGI Corp.	2,399	78,927

		665,919

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	14,724	191,412
Calpine Corp.*	4,097	65,019
Constellation Energy Group, Inc.	4,076	126,886
GenOn Energy, Inc.*	16,303	62,115
NRG Energy, Inc.*	5,660	121,916
Ormat Technologies, Inc.	200	5,066

		572,414

Multi-Utilities (2.5%)
Alliant Energy Corp.	2,472	96,235
Ameren Corp.	5,197	145,880
CenterPoint Energy, Inc.	9,298	163,273
CMS Energy Corp.	5,413	106,311
Consolidated Edison, Inc.	6,247	316,848
Dominion Resources, Inc.	13,456	601,483
DTE Energy Co.	3,762	184,187
Integrys Energy Group, Inc.	1,691	85,412
MDU Resources Group, Inc.	4,255	97,737
NiSource, Inc.	6,166	118,264
NSTAR	2,354	108,920
OGE Energy Corp.	2,135	107,946
PG&E Corp.	8,796	388,607
Public Service Enterprise Group, Inc.	11,370	358,269
SCANA Corp.	2,532	99,685
Sempra Energy	5,550	296,925
TECO Energy, Inc.	4,638	87,009
Vectren Corp.	1,748	47,546
Wisconsin Energy Corp.	5,150	157,075
Xcel Energy, Inc.	10,817	258,418

		3,826,030

Water Utilities (0.1%)
American Water Works Co., Inc.	3,834	107,544
Aqua America, Inc.	3,024	69,219

		176,763

Total Utilities		10,121,977

Total Common Stocks (98.8%) (Cost $119,830,504)		153,016,272

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.12%, 4/7/11 #(p)	$194,000	193,995

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 4/1/11	1,776,810	1,776,810

Total Short-Term Investments (1.3%) (Cost $1,970,806)		1,970,805

Total Investments (100.1%) (Cost $121,801,310)		154,987,077
Other Assets Less Liabilities (-0.1%)		(205,497)

Net Assets (100%)		$154,781,580

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $193,995.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	6	June-11	$436,332	$440,700	$4,368
S&P 500 E-Mini Index	16	June-11	1,048,495	1,056,800	8,305
S&P MidCap 400 E-Mini Index	5	June-11	478,986	493,500	14,514

					$27,187

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,193,004	$—	$—	$12,193,004
Consumer Staples	14,291,796	—	—	14,291,796
Energy	21,076,209	—	—	21,076,209
Financials	41,141,834	—	—	41,141,834
Health Care	18,853,448	—	—	18,853,448
Industrials	14,288,891	—	—	14,288,891
Information Technology	8,158,348	—	—	8,158,348
Materials	4,861,146	—	—	4,861,146
Telecommunication Services	8,029,619	—	—	8,029,619
Utilities	10,121,977	—	—	10,121,977
Futures	27,187	—	—	27,187
Short-Term Investments	—	1,970,805	—	1,970,805

Total Assets	$153,043,459	$1,970,805	$—	$155,014,264

Total Liabilities	$—	$—	$—	$—

Total	$153,043,459	$1,970,805	$—	$155,014,264

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$3,529,391
Net Proceeds of Sales and Redemptions:
Stocks	$2,792,806

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,613,253
Aggregate gross unrealized depreciation	(1,452,846)

Net unrealized appreciation	$30,160,407

Federal income tax cost of investments	$124,826,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.4%)
Autoliv, Inc.	15,300	$1,135,719
BorgWarner, Inc.*	2,500	199,225
Federal-Mogul Corp.*	4,100	102,090
Johnson Controls, Inc.	10,400	432,328
Lear Corp.	170,800	8,346,996
TRW Automotive Holdings Corp.*	118,600	6,532,488

		16,748,846

Automobiles (0.4%)
Ford Motor Co.*	719,500	10,727,745
General Motors Co.*	81,900	2,541,357
Tesla Motors, Inc.*	1,230	34,071

		13,303,173

Distributors (0.1%)
Genuine Parts Co.	43,200	2,317,248

Diversified Consumer Services (0.0%)
Education Management Corp.*	5,100	106,794
H&R Block, Inc.	49,300	825,282
Service Corp. International	69,400	767,564

		1,699,640

Hotels, Restaurants & Leisure (0.4%)
Brinker International, Inc.	3,200	80,960
Carnival Corp.	74,500	2,857,820
Choice Hotels International, Inc.	7,000	271,950
Hyatt Hotels Corp., Class A*	11,800	507,872
International Speedway Corp., Class A	5,300	157,940
McDonald’s Corp.	51,000	3,880,590
MGM Resorts International*	68,300	898,145
Penn National Gaming, Inc.*	18,500	685,610
Royal Caribbean Cruises Ltd.*	84,800	3,498,848
Wendy’s/Arby’s Group, Inc., Class A	55,200	277,656
Wyndham Worldwide Corp.	49,000	1,558,690

		14,676,081

Household Durables (0.7%)
D.R. Horton, Inc.	75,800	883,070
Fortune Brands, Inc.	36,400	2,252,796
Garmin Ltd.	194,000	6,568,840
Harman International Industries, Inc.	9,900	463,518
Jarden Corp.	25,100	892,807
KB Home	20,900	259,996
Leggett & Platt, Inc.	16,500	404,250
Lennar Corp., Class A	43,300	784,596
M.D.C. Holdings, Inc.	10,200	258,570
Mohawk Industries, Inc.*	13,400	819,410
Newell Rubbermaid, Inc.	79,000	1,511,270
NVR, Inc.*	8,000	6,048,000
Pulte Group, Inc.*	91,802	679,335
Stanley Black & Decker, Inc.	43,702	3,347,573
Toll Brothers, Inc.*	39,300	776,961
Whirlpool Corp.	11,700	998,712

		26,949,704

Internet & Catalog Retail (0.1%)
Expedia, Inc.	32,800	743,248
Liberty Media Corp. - Interactive*	162,700	2,609,708

		3,352,956

Leisure Equipment & Products (0.0%)
Mattel, Inc.	41,700	1,039,581

Media (5.3%)
Cablevision Systems Corp. - New York Group, Class A	64,100	2,218,501
CBS Corp., Class B	163,200	4,086,528
Central European Media Enterprises Ltd., Class A*	10,200	215,220
Clear Channel Outdoor Holdings, Inc., Class A*	11,000	160,050
Comcast Corp., Class A	1,498,100	37,033,032
DIRECTV, Class A*	347,200	16,248,960
Discovery Communications, Inc., Class A*	20,800	829,920
DISH Network Corp., Class A*	54,500	1,327,620
Gannett Co., Inc.	479,800	7,307,354
Interpublic Group of Cos., Inc.	620,800	7,803,456
John Wiley & Sons, Inc., Class A	900	45,756
Lamar Advertising Co., Class A*	12,300	454,362
Liberty Global, Inc., Class A*	64,400	2,666,804
Liberty Media Corp. - Capital*	20,000	1,473,400
Liberty Media Corp. - Starz*	13,980	1,084,848
Madison Square Garden, Inc., Class A*	11,075	298,914
McGraw-Hill Cos., Inc.	25,600	1,008,640
Meredith Corp.	5,600	189,952
New York Times Co., Class A*	36,900	349,443
News Corp., Class A	1,309,100	22,987,796
Omnicom Group, Inc.	16,200	794,772
Regal Entertainment Group, Class A	16,800	226,800
Thomson Reuters Corp.	68,800	2,699,712
Time Warner Cable, Inc.	312,013	22,259,007
Time Warner, Inc.	531,833	18,986,438
Viacom, Inc., Class B	326,400	15,184,128
Virgin Media, Inc.	90,400	2,512,216
Walt Disney Co.	533,540	22,990,239
Washington Post Co., Class B	1,600	700,096

		194,143,964

Multiline Retail (0.7%)
J.C. Penney Co., Inc.	43,400	1,558,494
Kohl’s Corp.	213,400	11,318,736
Macy’s, Inc.	378,100	9,172,706
Sears Holdings Corp.*	12,300	1,016,595
Target Corp.	67,200	3,360,672

		26,427,203

Specialty Retail (1.9%)
Aaron’s, Inc.	8,700	220,632
Abercrombie & Fitch Co., Class A	5,600	328,720
American Eagle Outfitters, Inc.	40,100	637,189
AutoNation, Inc.*	11,800	417,366
Foot Locker, Inc.	406,200	8,010,264
GameStop Corp., Class A*	41,600	936,832
Gap, Inc.	468,500	10,616,210
Limited Brands, Inc.	199,800	6,569,424
Lowe’s Cos., Inc.	543,700	14,369,991
Office Depot, Inc.*	1,064,300	4,927,709
RadioShack Corp.	31,000	465,310
Ross Stores, Inc.	167,700	11,926,824
Signet Jewelers Ltd.*	23,300	1,072,266
TJX Cos., Inc.	157,600	7,837,448

		68,336,185

Textiles, Apparel & Luxury Goods (0.1%)
VF Corp.	24,000	2,364,720

Total Consumer Discretionary		371,359,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (7.7%)
Beverages (1.0%)
Brown-Forman Corp., Class B	7,100	$484,930
Central European Distribution Corp.*	19,200	217,920
Coca-Cola Co.	145,700	9,667,195
Coca-Cola Enterprises, Inc.	35,700	974,610
Constellation Brands, Inc., Class A*	497,300	10,085,244
Dr. Pepper Snapple Group, Inc.	42,900	1,594,164
Hansen Natural Corp.*	2,700	162,621
Molson Coors Brewing Co., Class B	35,900	1,683,351
PepsiCo, Inc.	186,700	12,025,347

		36,895,382

Food & Staples Retailing (1.1%)
BJ’s Wholesale Club, Inc.*	13,400	654,188
CVS Caremark Corp.	329,600	11,311,872
Kroger Co.	665,200	15,944,844
Safeway, Inc.	105,800	2,490,532
SUPERVALU, Inc.	57,800	516,154
Walgreen Co.	22,400	899,136
Wal-Mart Stores, Inc.	209,026	10,879,803

		42,696,529

Food Products (2.1%)
Archer-Daniels-Midland Co.	385,800	13,892,658
Bunge Ltd.	205,300	14,849,349
Campbell Soup Co.	20,000	662,200
ConAgra Foods, Inc.	259,900	6,172,625
Corn Products International, Inc.	20,500	1,062,310
Dean Foods Co.*	49,400	494,000
Flowers Foods, Inc.	12,900	351,267
General Mills, Inc.	134,400	4,912,320
H.J. Heinz Co.	50,800	2,480,056
Hershey Co.	17,400	945,690
Hormel Foods Corp.	37,600	1,046,784
J.M. Smucker Co.	32,400	2,313,036
Kellogg Co.	7,400	399,452
Kraft Foods, Inc., Class A	437,000	13,704,320
McCormick & Co., Inc. (Non-Voting)	18,000	860,940
Mead Johnson Nutrition Co.	48,000	2,780,640
Ralcorp Holdings, Inc.*	14,900	1,019,607
Sara Lee Corp.	51,700	913,539
Smithfield Foods, Inc.*	284,900	6,854,694
Tyson Foods, Inc., Class A	81,300	1,560,147

		77,275,634

Household Products (2.2%)
Clorox Co.	2,200	154,154
Colgate-Palmolive Co.	72,500	5,855,100
Energizer Holdings, Inc.*	19,000	1,352,040
Kimberly-Clark Corp.	167,300	10,919,671
Procter & Gamble Co.	1,001,870	61,715,192

		79,996,157

Personal Products (0.0%)
Alberto-Culver Co.	18,100	674,587

Tobacco (1.3%)
Altria Group, Inc.	866,500	22,554,995
Lorillard, Inc.	41,600	3,952,416
Philip Morris International, Inc.	261,900	17,188,497
Reynolds American, Inc.	91,400	3,247,442

		46,943,350

Total Consumer Staples		284,481,639

Energy (11.5%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	12,200	566,446
Baker Hughes, Inc.	84,806	6,227,305
Cameron International Corp.*	28,500	1,627,350
Diamond Offshore Drilling, Inc.	12,700	986,790
Dresser-Rand Group, Inc.*	2,100	112,602
Ensco plc (ADR)	203,400	11,764,656
Exterran Holdings, Inc.*	15,400	365,442
Helmerich & Payne, Inc.	25,600	1,758,464
McDermott International, Inc.*	265,300	6,735,967
Nabors Industries Ltd.*	364,900	11,085,662
National Oilwell Varco, Inc.	114,100	9,044,707
Oceaneering International, Inc.*	15,000	1,341,750
Oil States International, Inc.*	12,800	974,592
Patterson-UTI Energy, Inc.	41,900	1,231,441
Pride International, Inc.*	28,800	1,236,960
Rowan Cos., Inc.*	30,000	1,325,400
Schlumberger Ltd.	47,293	4,410,545
SEACOR Holdings, Inc.	5,800	536,268
Superior Energy Services, Inc.*	19,800	811,800
Tidewater, Inc.	14,100	843,885
Unit Corp.*	10,900	675,255
Weatherford International Ltd.*	120,400	2,721,040

		66,384,327

Oil, Gas & Consumable Fuels (9.7%)
Alpha Natural Resources, Inc.*	28,500	1,692,045
Anadarko Petroleum Corp.	134,800	11,042,816
Apache Corp.	104,035	13,620,262
Arch Coal, Inc.	12,900	464,916
Cabot Oil & Gas Corp.	28,300	1,499,051
Chesapeake Energy Corp.	177,300	5,943,096
Chevron Corp.	704,040	75,635,017
Cobalt International Energy, Inc.*	20,000	336,200
Comstock Resources, Inc.*	12,800	396,032
ConocoPhillips	472,520	37,735,447
Consol Energy, Inc.	33,200	1,780,516
Continental Resources, Inc.*	700	50,029
Denbury Resources, Inc.*	108,729	2,652,988
Devon Energy Corp.	357,400	32,798,598
El Paso Corp.	156,400	2,815,200
EQT Corp.	2,700	134,730
Exxon Mobil Corp.	372,906	31,372,582
Forest Oil Corp.*	10,900	412,347
Frontier Oil Corp.	28,800	844,416
Frontline Ltd.	2,400	59,448
Hess Corp.	217,500	18,533,175
Holly Corp.	3,900	236,964
Marathon Oil Corp.	528,800	28,190,328
Massey Energy Co.	28,000	1,914,080
Murphy Oil Corp.	63,800	4,684,196
Newfield Exploration Co.*	164,600	12,511,246
Nexen, Inc.	339,200	8,452,864
Noble Energy, Inc.	47,600	4,600,540
Occidental Petroleum Corp.	176,400	18,432,036
Peabody Energy Corp.	73,200	5,267,472
Petrohawk Energy Corp.*	23,800	584,052
Pioneer Natural Resources Co.	31,600	3,220,672
Plains Exploration & Production Co.*	38,100	1,380,363
QEP Resources, Inc.	47,700	1,933,758
Quicksilver Resources, Inc.*	30,100	430,731
SandRidge Energy, Inc.*	40,600	519,680
SM Energy Co.	5,500	408,045
Southern Union Co.	114,000	3,262,680
Spectra Energy Corp.	176,500	4,797,270
Sunoco, Inc.	32,800	1,495,352
Teekay Corp.	11,500	424,695
Tesoro Corp.*	169,700	4,553,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Valero Energy Corp.	154,000	$4,592,280
Whiting Petroleum Corp.*	29,600	2,174,120
Williams Cos., Inc.	93,600	2,918,448

		356,803,834

Total Energy		423,188,161

Financials (16.7%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	56,000	3,420,480
Ares Capital Corp.	52,200	882,180
Bank of New York Mellon Corp.	330,400	9,869,048
BlackRock, Inc.	16,859	3,388,828
E*TRADE Financial Corp.*	59,900	936,237
Federated Investors, Inc., Class B	7,700	205,975
Goldman Sachs Group, Inc.	170,800	27,066,676
Invesco Ltd.	88,800	2,269,728
Janus Capital Group, Inc.	45,500	567,385
Jefferies Group, Inc.	31,700	790,598
Legg Mason, Inc.	42,100	1,519,389
LPL Investment Holdings, Inc.*	3,601	128,952
Morgan Stanley	659,872	18,027,703
Northern Trust Corp.	39,600	2,009,700
Raymond James Financial, Inc.	27,000	1,032,480
State Street Corp.	136,600	6,138,804

		78,254,163

Commercial Banks (3.8%)
Associated Banc-Corp	47,100	699,435
BancorpSouth, Inc.	22,700	350,715
Bank of Hawaii Corp.	8,800	420,816
BB&T Corp.	524,100	14,386,545
BOK Financial Corp.	6,800	351,424
CapitalSource, Inc.	87,800	618,112
CIT Group, Inc.*	54,500	2,318,975
City National Corp./California	12,300	701,715
Comerica, Inc.	131,200	4,817,664
Commerce Bancshares, Inc./Missouri	20,691	836,744
Cullen/Frost Bankers, Inc.	14,200	838,084
East West Bancorp, Inc.	40,300	884,988
Fifth Third Bancorp	337,300	4,681,724
First Citizens BancShares, Inc./North Carolina, Class A	1,500	300,870
First Horizon National Corp.	71,685	803,589
Fulton Financial Corp.	54,000	599,940
Huntington Bancshares, Inc./Ohio	235,100	1,561,064
KeyCorp	239,500	2,126,760
M&T Bank Corp.	20,000	1,769,400
Marshall & Ilsley Corp.	143,600	1,147,364
PNC Financial Services Group, Inc.	143,300	9,026,467
Popular, Inc.*	278,600	810,726
Regions Financial Corp.	342,100	2,483,646
SunTrust Banks, Inc.	136,100	3,925,124
Synovus Financial Corp.	213,300	511,920
TCF Financial Corp.	38,700	613,782
U.S. Bancorp	522,200	13,801,746
Valley National Bancorp	43,846	612,090
Wells Fargo & Co.	2,071,983	65,681,861
Wilmington Trust Corp.	24,800	112,096
Zions Bancorp	49,700	1,146,082

		138,941,468

Consumer Finance (0.4%)
Capital One Financial Corp.	167,600	8,708,496
Discover Financial Services	148,100	3,572,172
Green Dot Corp., Class A*	300	12,873
SLM Corp.*	132,300	2,024,190

		14,317,731

Diversified Financial Services (4.3%)
Bank of America Corp.	2,733,450	36,436,888
CBOE Holdings, Inc.	1,910	55,333
Citigroup, Inc.*	8,347,800	36,897,276
CME Group, Inc.	17,900	5,397,745
Interactive Brokers Group, Inc., Class A	6,900	109,641
JPMorgan Chase & Co.	1,629,097	75,101,372
Leucadia National Corp.	53,000	1,989,620
Moody’s Corp.	59,800	2,027,818
NASDAQ OMX Group, Inc.*	28,000	723,520
NYSE Euronext	55,700	1,958,969

		160,698,182

Insurance (4.1%)
ACE Ltd.	198,400	12,836,480
Aflac, Inc.	7,000	369,460
Alleghany Corp.*	1,851	612,744
Allied World Assurance Co. Holdings Ltd.	11,600	727,204
Allstate Corp.	146,500	4,655,770
American Financial Group, Inc./Ohio	23,300	815,966
American International Group, Inc.*	32,859	1,154,665
American National Insurance Co.	1,900	150,423
Aon Corp.	73,400	3,887,264
Arch Capital Group Ltd.*	11,900	1,180,361
Arthur J. Gallagher & Co.	21,100	641,651
Aspen Insurance Holdings Ltd.	21,000	578,760
Assurant, Inc.	30,400	1,170,704
Assured Guaranty Ltd.	50,200	747,980
Axis Capital Holdings Ltd.	23,400	817,128
Berkshire Hathaway, Inc., Class B*	471,200	39,406,456
Brown & Brown, Inc.	14,300	368,940
Chubb Corp.	114,100	6,995,471
Cincinnati Financial Corp.	39,800	1,305,440
CNA Financial Corp.	7,100	209,805
Endurance Specialty Holdings Ltd.	10,000	488,200
Erie Indemnity Co., Class A	2,100	149,331
Everest Reinsurance Group Ltd.	15,000	1,322,700
Fidelity National Financial, Inc., Class A	62,500	883,125
Genworth Financial, Inc., Class A*	108,500	1,460,410
Hanover Insurance Group, Inc.	12,200	552,050
Hartford Financial Services Group, Inc.	110,800	2,983,844
HCC Insurance Holdings, Inc.	31,300	980,003
Lincoln National Corp.	82,400	2,475,296
Loews Corp.	85,700	3,692,813
Markel Corp.*	2,700	1,119,015
Marsh & McLennan Cos., Inc.	11,500	342,815
MBIA, Inc.*	41,700	418,668
Mercury General Corp.	7,200	281,736
MetLife, Inc.	121,800	5,448,114
Old Republic International Corp.	70,500	894,645
OneBeacon Insurance Group Ltd., Class A	6,200	83,886
PartnerReinsurance Ltd.	21,300	1,687,812
Principal Financial Group, Inc.	87,100	2,796,781
Progressive Corp.	182,600	3,858,338
Protective Life Corp.	23,300	618,615
Prudential Financial, Inc.	126,400	7,783,712
Reinsurance Group of America, Inc.	19,900	1,249,322

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceReinsurance Holdings Ltd.	14,900	$1,027,951
StanCorp. Financial Group, Inc.	12,900	594,948
Symetra Financial Corp.	9,500	129,200
Torchmark Corp.	22,400	1,489,152
Transatlantic Holdings, Inc.	17,500	851,725
Travelers Cos., Inc.	320,925	19,088,619
Unitrin, Inc.	13,800	426,144
Unum Group	90,600	2,378,250
Validus Holdings Ltd.	17,800	593,274
W. R. Berkley Corp.	32,700	1,053,267
Wesco Financial Corp.	400	155,680
White Mountains Insurance Group Ltd.	2,100	764,820
XL Group plc	88,000	2,164,800

		150,921,733

Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)	14,900	1,161,753
AMB Property Corp. (REIT)	41,500	1,492,755
Annaly Capital Management, Inc. (REIT)	214,853	3,749,185
Apartment Investment & Management Co. (REIT), Class A	16,042	408,590
AvalonBay Communities, Inc. (REIT)	22,571	2,710,326
Boston Properties, Inc. (REIT)	37,900	3,594,815
Brandywine Realty Trust (REIT)	35,700	433,398
BRE Properties, Inc. (REIT)	17,300	816,214
Camden Property Trust (REIT)	17,900	1,017,078
Chimera Investment Corp. (REIT)	274,600	1,087,416
CommonWealth REIT (REIT)	19,600	509,012
Corporate Office Properties Trust/Maryland (REIT)	18,200	657,748
Developers Diversified Realty Corp. (REIT)	54,200	758,800
Digital Realty Trust, Inc. (REIT)	1,200	69,768
Douglas Emmett, Inc. (REIT)	33,300	624,375
Duke Realty Corp. (REIT)	68,500	959,685
Equity Residential (REIT)	72,100	4,067,161
Essex Property Trust, Inc. (REIT)	5,000	620,000
Federal Realty Investment Trust (REIT)	6,700	546,452
General Growth Properties, Inc. (REIT)*	20,269	313,764
HCP, Inc. (REIT)	100,958	3,830,346
Health Care REIT, Inc.	39,900	2,092,356
Hospitality Properties Trust (REIT)	33,600	777,840
Host Hotels & Resorts, Inc. (REIT)	179,287	3,157,244
Kimco Realty Corp. (REIT)	110,440	2,025,470
Liberty Property Trust (REIT)	30,800	1,013,320
Macerich Co. (REIT)	35,255	1,746,180
Mack-Cali Realty Corp. (REIT)	21,600	732,240
Nationwide Health Properties, Inc. (REIT)	34,300	1,458,779
Piedmont Office Realty Trust, Inc. (REIT), Class A	14,200	275,622
Plum Creek Timber Co., Inc. (REIT)	25,500	1,112,055
ProLogis (REIT)	145,360	2,322,853
Public Storage (REIT)	3,600	399,276
Rayonier, Inc. (REIT)	15,300	953,343
Realty Income Corp. (REIT)	32,100	1,121,895
Regency Centers Corp. (REIT)	22,200	965,256
Senior Housing Properties Trust (REIT)	38,600	889,344
Simon Property Group, Inc. (REIT)	24,599	2,636,029
SL Green Realty Corp. (REIT)	21,200	1,594,240
Taubman Centers, Inc. (REIT)	14,800	792,984
UDR, Inc. (REIT)	46,205	1,126,016
Ventas, Inc. (REIT)	31,100	1,688,730
Vornado Realty Trust (REIT)	40,059	3,505,162
Weingarten Realty Investors (REIT)	32,700	819,462
Weyerhaeuser Co. (REIT)	145,797	3,586,606

		66,220,943

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	34,700	653,401
Howard Hughes Corp.*	1,388	98,048
St. Joe Co.*	2,500	62,675

		814,124

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	11,371	128,151
First Niagara Financial Group, Inc.	56,900	772,702
Hudson City Bancorp, Inc.	117,800	1,140,304
New York Community Bancorp, Inc.	118,600	2,047,036
People’s United Financial, Inc.	101,800	1,280,644
TFS Financial Corp.	21,700	230,454
Washington Federal, Inc.	30,600	530,604

		6,129,895

Total Financials		616,298,239

Health Care (9.4%)
Biotechnology (1.2%)
Amgen, Inc.*	409,200	21,871,740
Biogen Idec, Inc.*	65,900	4,836,401
Cephalon, Inc.*	20,400	1,545,912
Gilead Sciences, Inc.*	359,200	15,244,448

		43,498,501

Health Care Equipment & Supplies (0.5%)
Alere, Inc.*	16,200	634,068
Baxter International, Inc.	27,100	1,457,167
Beckman Coulter, Inc.	19,100	1,586,637
Boston Scientific Corp.*	413,100	2,970,189
CareFusion Corp.*	38,500	1,085,700
Cooper Cos., Inc.	10,000	694,500
Hill-Rom Holdings, Inc.	2,600	98,748
Hologic, Inc.*	70,500	1,565,100
Kinetic Concepts, Inc.*	15,500	843,510
Medtronic, Inc.	69,300	2,726,955
Teleflex, Inc.	9,100	527,618
Zimmer Holdings, Inc.*	55,200	3,341,256

		17,531,448

Health Care Providers & Services (1.7%)
Aetna, Inc.	109,000	4,079,870
Brookdale Senior Living, Inc.*	20,100	562,800
Cardinal Health, Inc.	66,700	2,743,371
CIGNA Corp.	75,300	3,334,284
Community Health Systems, Inc.*	7,900	315,921
Coventry Health Care, Inc.*	40,300	1,285,167
Health Net, Inc.*	162,200	5,303,940
Humana, Inc.*	46,300	3,238,222
LifePoint Hospitals, Inc.*	15,000	602,700
McKesson Corp.	39,100	3,090,855
MEDNAX, Inc.*	700	46,627
Omnicare, Inc.	29,500	884,705
Quest Diagnostics, Inc.	5,100	294,372
Tenet Healthcare Corp.*	36,600	272,670
UnitedHealth Group, Inc.	421,400	19,047,280
Universal Health Services, Inc., Class B	22,800	1,126,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
WellPoint, Inc.	226,500	$15,807,435

		62,036,767

Health Care Technology (0.0%)
Emdeon, Inc., Class A*	600	9,666

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	5,300	636,742
Charles River Laboratories
International, Inc.*	11,900	456,722
Life Technologies Corp.*	14,500	760,090
PerkinElmer, Inc.	17,400	457,098
Thermo Fisher Scientific, Inc.*	111,800	6,210,490

		8,521,142

Pharmaceuticals (5.8%)
Abbott Laboratories, Inc.	41,200	2,020,860
AstraZeneca plc (ADR)	357,100	16,469,452
Bristol-Myers Squibb Co.	468,500	12,382,455
Eli Lilly and Co.	213,300	7,501,761
Endo Pharmaceuticals Holdings, Inc.*	31,600	1,205,856
Forest Laboratories, Inc.*	77,700	2,509,710
Johnson & Johnson	1,080,210	64,002,443
Merck & Co., Inc.	964,028	31,822,564
Mylan, Inc.*	18,700	423,929
Pfizer, Inc.	3,709,201	75,333,872
Watson Pharmaceuticals, Inc.*	30,400	1,702,704

		215,375,606

Total Health Care		346,973,130

Industrials (7.4%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.	600	42,402
BE Aerospace, Inc.*	26,200	930,886
Boeing Co.	39,300	2,905,449
General Dynamics Corp.	94,100	7,204,296
Goodrich Corp.	24,500	2,095,485
Huntington Ingalls Industries, Inc.*	60,217	2,498,992
ITT Corp.	49,900	2,996,495
L-3 Communications Holdings, Inc.	31,500	2,466,765
Lockheed Martin Corp.	18,100	1,455,240
Northrop Grumman Corp.	361,300	22,657,123
Raytheon Co.	245,500	12,488,585
Rockwell Collins, Inc.	20,300	1,316,049
Spirit AeroSystems Holdings, Inc., Class A*	24,500	628,915
Textron, Inc.	36,100	988,779
United Technologies Corp.	21,800	1,845,370

		62,520,831

Air Freight & Logistics (0.2%)
FedEx Corp.	63,100	5,903,005
UTi Worldwide, Inc.	4,400	89,056

		5,992,061

Airlines (0.3%)
AMR Corp.*	61,300	395,998
Copa Holdings S.A., Class A	3,000	158,400
Delta Air Lines, Inc.*	776,600	7,610,680
Southwest Airlines Co.	175,800	2,220,354
United Continental Holdings, Inc.*	11,400	262,086

		10,647,518

Building Products (0.0%)
Armstrong World Industries, Inc.	5,000	231,350
Masco Corp.	68,400	952,128
Owens Corning, Inc.*	13,800	496,662
USG Corp.*	10,900	181,594

		1,861,734

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	28,300	1,187,468
Cintas Corp.	36,100	1,092,747
Corrections Corp. of America*	25,500	622,200
Covanta Holding Corp.	33,200	567,056
KAR Auction Services, Inc.*	6,400	98,176
Pitney Bowes, Inc.	16,100	413,609
R.R. Donnelley & Sons Co.	53,200	1,006,544
Republic Services, Inc.	62,030	1,863,381
Waste Connections, Inc.	6,550	188,575
Waste Management, Inc.	131,500	4,910,210

		11,949,966

Construction & Engineering (0.3%)
Aecom Technology Corp.*	19,100	529,643
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	16,300	662,758
Fluor Corp.	45,700	3,366,262
Jacobs Engineering Group, Inc.*	13,400	689,162
KBR, Inc.	38,700	1,461,699
Quanta Services, Inc.*	57,200	1,282,996
Shaw Group, Inc.*	9,700	343,477
URS Corp.*	22,500	1,036,125

		9,372,122

Electrical Equipment (0.1%)
Babcock & Wilcox Co.*	6,550	218,639
General Cable Corp.*	9,100	394,030
Hubbell, Inc., Class B	9,700	688,991
Regal-Beloit Corp.	1,700	125,511
Thomas & Betts Corp.*	11,800	701,746

		2,128,917

Industrial Conglomerates (2.0%)
Carlisle Cos., Inc.	15,400	686,070
General Electric Co.	3,484,210	69,858,410
Tyco International Ltd.	111,200	4,978,424

		75,522,904

Machinery (1.4%)
AGCO Corp.*	25,300	1,390,741
Caterpillar, Inc.	59,400	6,614,190
CNH Global N.V.*	5,700	276,735
Crane Co.	13,400	648,962
Danaher Corp.	10,700	555,330
Deere & Co.	6,500	629,785
Dover Corp.	18,700	1,229,338
Eaton Corp.	149,500	8,288,280
Flowserve Corp.	2,300	296,240
Gardner Denver, Inc.	800	62,424
Harsco Corp.	20,200	712,858
IDEX Corp.	3,800	165,870
Ingersoll-Rand plc	354,800	17,140,388
Kennametal, Inc.	5,600	218,400
Parker Hannifin Corp.	82,000	7,763,760
Pentair, Inc.	12,900	487,491
Snap-On, Inc.	15,700	942,942
SPX Corp.	10,900	865,351
Terex Corp.*	29,600	1,096,384
Timken Co.	6,100	319,030
Trinity Industries, Inc.	21,500	788,405
Wabtec Corp.	11,000	746,130

		51,239,034

Marine (0.0%)
Alexander & Baldwin, Inc.	11,200	511,280
Kirby Corp.*	13,700	784,873

		1,296,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.1%)
Equifax, Inc.	34,400	$1,336,440
FTI Consulting, Inc.*	2,400	91,992
Manpower, Inc.	22,300	1,402,224
Nielsen Holdings N.V.*	20,435	558,080
Towers Watson & Co., Class A	9,800	543,508

		3,932,244

Road & Rail (1.0%)
Con-way, Inc.	13,400	526,486
CSX Corp.	141,800	11,145,480
Hertz Global Holdings, Inc.*	7,600	118,788
Kansas City Southern*	11,400	620,730
Norfolk Southern Corp.	100,800	6,982,416
Ryder System, Inc.	6,700	339,020
Union Pacific Corp.	168,000	16,519,440

		36,252,360

Trading Companies & Distributors (0.0%)
GATX Corp.	9,100	351,806
WESCO International, Inc.*	7,800	487,500

		839,306

Total Industrials		273,555,150

Information Technology (6.4%)
Communications Equipment (0.5%)
Brocade Communications Systems, Inc.*	127,100	781,665
EchoStar Corp., Class A*	10,100	382,285
Motorola Mobility Holdings, Inc.*	79,062	1,929,113
Motorola Solutions, Inc.*	315,071	14,080,523
Tellabs, Inc.	104,900	549,676

		17,723,262

Computers & Peripherals (1.5%)
Apple, Inc.*	34,300	11,951,835
Dell, Inc.*	1,424,100	20,663,691
Diebold, Inc.	14,100	499,986
Hewlett-Packard Co.	470,600	19,280,482
Lexmark International, Inc., Class A*	21,300	788,952
Seagate Technology plc*	36,900	531,360
Western Digital Corp.*	48,100	1,793,649

		55,509,955

Electronic Equipment, Instruments & Components (0.7%)
Arrow Electronics, Inc.*	29,400	1,231,272
Avnet, Inc.*	41,300	1,407,917
AVX Corp.	12,100	180,411
Corning, Inc.	694,100	14,319,283
Ingram Micro, Inc., Class A*	40,200	845,406
Itron, Inc.*	700	39,508
Jabil Circuit, Inc.	14,300	292,149
Molex, Inc.	36,200	909,344
TE Connectivity Ltd.	170,100	5,922,882
Tech Data Corp.*	12,600	640,836
Vishay Intertechnology, Inc.*	41,400	734,436
Vishay Precision Group, Inc.*	3,335	52,260

		26,575,704

Internet Software & Services (0.3%)
AOL, Inc.*	29,012	566,604
eBay, Inc.*	194,200	6,027,968
IAC/InterActiveCorp*	11,800	364,502
Monster Worldwide, Inc.*	17,300	275,070
Yahoo!, Inc.*	205,200	3,416,580

		10,650,724

IT Services (0.9%)
Accenture plc, Class A	49,100	2,699,027
Amdocs Ltd.*	37,800	1,090,530
Booz Allen Hamilton Holding Corp.*	942	16,965
Broadridge Financial Solutions, Inc.	3,000	68,070
Computer Sciences Corp.	42,000	2,046,660
Convergys Corp.*	27,000	387,720
CoreLogic, Inc.*	31,800	588,300
Fidelity National Information Services, Inc.	71,894	2,350,215
Fiserv, Inc.*	13,800	865,536
FleetCor Technologies, Inc.*	1,592	51,995
International Business Machines Corp.	140,900	22,976,563
Total System Services, Inc.	44,800	807,296

		33,948,877

Office Electronics (0.1%)
Xerox Corp.	375,662	4,000,800
Zebra Technologies Corp., Class A*	6,700	262,908

		4,263,708

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	100,900	867,740
Advanced Semiconductor Engineering, Inc. (ADR)	896,000	4,910,080
Atmel Corp.*	13,100	178,553
Fairchild Semiconductor International, Inc.*	34,200	622,440
Intel Corp.	1,067,400	21,529,458
International Rectifier Corp.*	19,200	634,752
Intersil Corp., Class A	22,100	275,145
KLA-Tencor Corp.	43,700	2,070,069
LSI Corp.*	167,900	1,141,720
MEMC Electronic Materials, Inc.*	36,100	467,856
Micron Technology, Inc.*	233,100	2,671,326
National Semiconductor Corp.	5,900	84,606
Novellus Systems, Inc.*	2,700	100,251
PMC-Sierra, Inc.*	59,100	443,250
SunPower Corp., Class A*	16,100	275,954
Texas Instruments, Inc.	182,100	6,293,376

		42,566,576

Software (1.2%)
Activision Blizzard, Inc.	103,000	1,129,910
CA, Inc.	19,700	476,346
Compuware Corp.*	26,600	307,230
Electronic Arts, Inc.*	5,300	103,509
Microsoft Corp.	1,416,800	35,930,048
Novell, Inc.*	94,900	562,757
Symantec Corp.*	197,100	3,654,234
Synopsys, Inc.*	38,200	1,056,230

		43,220,264

Total Information Technology		234,459,070

Materials (2.8%)
Chemicals (1.6%)
Ashland, Inc.	19,400	1,120,544
Cabot Corp.	17,800	823,962
CF Industries Holdings, Inc.	5,391	737,435
Cytec Industries, Inc.	13,300	723,121
Dow Chemical Co.	654,650	24,713,038
E.I. du Pont de Nemours & Co.	245,600	13,500,632
Eastman Chemical Co.	15,600	1,549,392
FMC Corp.	6,200	526,566
Huntsman Corp.	51,300	891,594
Intrepid Potash, Inc.*	12,100	421,322
LyondellBasell Industries N.V., Class A*	150,400	5,948,320
PPG Industries, Inc.	37,900	3,608,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	17,600	$417,648
Sherwin-Williams Co.	9,600	806,304
Sigma-Aldrich Corp.	2,500	159,100
Valspar Corp.	24,300	950,130

		56,897,567

Construction Materials (0.0%)
Vulcan Materials Co.	34,700	1,582,320

Containers & Packaging (0.2%)
AptarGroup, Inc.	18,400	922,392
Ball Corp.	41,000	1,469,850
Bemis Co., Inc.	29,700	974,457
Greif, Inc., Class A	9,400	614,854
Owens-Illinois, Inc.*	31,000	935,890
Packaging Corp. of America	28,100	811,809
Sealed Air Corp.	43,400	1,157,044
Sonoco Products Co.	27,300	989,079
Temple-Inland, Inc.	23,800	556,920

		8,432,295

Metals & Mining (0.9%)
AK Steel Holding Corp.	25,400	400,812
Alcoa, Inc.	817,400	14,427,110
Commercial Metals Co.	31,100	537,097
Newmont Mining Corp.	49,000	2,674,420
Nucor Corp.	49,000	2,254,980
Reliance Steel & Aluminum Co.	71,200	4,113,936
Royal Gold, Inc.	12,300	644,520
Schnitzer Steel Industries, Inc., Class A	4,700	305,547
Steel Dynamics, Inc.	208,200	3,907,914
United States Steel Corp.	31,700	1,709,898
Walter Energy, Inc.	3,100	419,833

		31,396,067

Paper & Forest Products (0.1%)
Domtar Corp.	11,500	1,055,470
International Paper Co.	26,400	796,752
MeadWestvaco Corp.	46,500	1,410,345

		3,262,567

Total Materials		101,570,816

Telecommunication Services (3.4%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	2,155,500	65,958,300
CenturyLink, Inc.	248,221	10,313,582
Frontier Communications Corp.	165,426	1,359,802
Level 3 Communications, Inc.*	277,000	407,190
Qwest Communications International, Inc.	1,538,000	10,504,540
Verizon Communications, Inc.	770,100	29,679,654
Windstream Corp.	77,000	990,990

		119,214,058

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	9,300	51,987
Leap Wireless International, Inc.*	16,600	257,134
MetroPCS Communications, Inc.*	35,700	579,768
NII Holdings, Inc.*	9,500	395,865
Sprint Nextel Corp.*	802,400	3,723,136
Telephone & Data Systems, Inc.	23,000	775,100
U.S. Cellular Corp.*	4,200	216,258

		5,999,248

Total Telecommunication Services		125,213,306

Utilities (4.5%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	130,470	4,584,716
DPL, Inc.	32,400	888,084
Duke Energy Corp.	357,700	6,492,255
Edison International	339,100	12,407,669
Entergy Corp.	51,500	3,461,315
Exelon Corp.	179,900	7,419,076
FirstEnergy Corp.	113,815	4,221,398
Great Plains Energy, Inc.	36,900	738,738
Hawaiian Electric Industries, Inc.	25,300	627,440
ITC Holdings Corp.	1,600	111,840
NextEra Energy, Inc.	112,900	6,223,048
Northeast Utilities	47,900	1,657,340
NV Energy, Inc.	64,000	952,960
Pepco Holdings, Inc.	60,800	1,133,920
Pinnacle West Capital Corp.	29,500	1,262,305
PPL Corp.	131,300	3,321,890
Progress Energy, Inc.	78,200	3,608,148
Southern Co.	224,600	8,559,506
Westar Energy, Inc.	32,500	858,650

		68,530,298

Gas Utilities (0.4%)
AGL Resources, Inc.	21,200	844,608
Atmos Energy Corp.	25,300	862,730
Energen Corp.	19,500	1,230,840
National Fuel Gas Co.	20,000	1,480,000
Oneok, Inc.	28,900	1,932,832
Questar Corp.	47,700	832,365
UGI Corp.	206,400	6,790,560

		13,973,935

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	182,400	2,371,200
Calpine Corp.*	50,800	806,196
Constellation Energy Group, Inc.	139,200	4,333,296
GenOn Energy, Inc.*	208,604	794,781
NRG Energy, Inc.*	69,500	1,497,030
Ormat Technologies, Inc.	2,600	65,858

		9,868,361

Multi-Utilities (1.9%)
Alliant Energy Corp.	30,100	1,171,793
Ameren Corp.	181,200	5,086,284
CenterPoint Energy, Inc.	479,800	8,425,288
CMS Energy Corp.	347,400	6,822,936
Consolidated Edison, Inc.	76,800	3,895,296
Dominion Resources, Inc.	162,300	7,254,810
DTE Energy Co.	230,000	11,260,800
Integrys Energy Group, Inc.	20,900	1,055,659
MDU Resources Group, Inc.	51,200	1,176,064
NiSource, Inc.	75,500	1,448,090
NSTAR	29,100	1,346,457
OGE Energy Corp.	26,400	1,334,784
PG&E Corp.	106,800	4,718,424
Public Service Enterprise Group, Inc.	137,800	4,342,078
SCANA Corp.	30,700	1,208,659
Sempra Energy	67,400	3,605,900
TECO Energy, Inc.	58,200	1,091,832
Vectren Corp.	22,100	601,120
Wisconsin Energy Corp.	63,600	1,939,800
Xcel Energy, Inc.	125,200	2,991,028

		70,777,102

Water Utilities (0.0%)
American Water Works Co., Inc.	47,500	1,332,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Aqua America, Inc.	37,300	$853,797

		2,186,172

Total Utilities		165,335,868

Total Common Stocks (79.9%) (Cost $2,218,569,226)		2,942,434,680

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11*
(Cost $6,890)	1,300	3,250

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.6%)
U.S. Treasury Bills
0.10%, 5/5/11 #(p)	$58,713,200	58,707,406

Time Deposit (18.4%)
JPMorgan Chase Nassau
0.000%, 4/1/11	678,376,884	678,376,884

Total Short-Term Investments (20.0%) (Cost $737,082,043)		737,084,290

Total Investments (99.9%) (Cost $2,955,658,159)		3,679,522,220
Other Assets Less Liabilities (0.1%)		4,877,532

Net Assets (100%)		$3,684,399,752

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $58,707,406.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	10,363	June-11	$668,721,240	$684,476,150	$15,754,910
S&P MidCap 400 E-Mini Index	486	June-11	46,022,528	47,968,200	1,945,672

					$17,700,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$371,359,301	$—	$—	$371,359,301
Consumer Staples	284,481,639	—	—	284,481,639
Energy	423,188,161	—	—	423,188,161
Financials	616,298,239	—	—	616,298,239
Health Care	346,973,130	—	—	346,973,130
Industrials	273,555,150	—	—	273,555,150
Information Technology	234,459,070	—	—	234,459,070
Materials	101,570,816	—	—	101,570,816
Telecommunication Services	125,213,306	—	—	125,213,306
Utilities	165,335,868	—	—	165,335,868
Futures	17,700,582	—	—	17,700,582
Rights
Health Care	3,250	—	—	3,250
Short-Term Investments	—	737,084,290	—	737,084,290

Total Assets	$2,960,138,512	$737,084,290	$—	$3,697,222,802

Total Liabilities	$—	$—	$—	$—

Total	$2,960,138,512	$737,084,290	$—	$3,697,222,802

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$188,963,194
Net Proceeds of Sales and Redemptions:
Stocks	$305,742,180

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,040,596
Aggregate gross unrealized depreciation	(24,525,631)

Net unrealized appreciation	$510,514,965

Federal income tax cost of investments	$3,169,007,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Automobiles (1.3%)
Ford Motor Co.*	201,150	$2,999,146

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	45,000	1,726,200
Hyatt Hotels Corp., Class A*	44,970	1,935,509
Marriott International, Inc., Class A	39,843	1,417,614

		5,079,323

Internet & Catalog Retail (1.0%)
HSN, Inc.*	72,756	2,330,375

Media (5.2%)
Comcast Corp., Class A	193,020	4,771,454
Omnicom Group, Inc.	26,480	1,299,109
Time Warner Cable, Inc.	19,031	1,357,672
Time Warner, Inc.	99,790	3,562,503
Walt Disney Co.	31,490	1,356,904

		12,347,642

Total Consumer Discretionary		22,756,486

Consumer Staples (5.6%)
Beverages (0.8%)
Coca-Cola Co.	8,980	595,823
Diageo plc (ADR)	18,480	1,408,546

		2,004,369

Food & Staples Retailing (0.4%)
Kroger Co.	42,436	1,017,191

Food Products (3.7%)
Archer-Daniels-Midland Co.	121,980	4,392,500
Bunge Ltd.	59,610	4,311,591

		8,704,091

Household Products (0.7%)
Colgate-Palmolive Co.	19,490	1,574,012

Total Consumer Staples		13,299,663

Energy (18.0%)
Energy Equipment & Services (3.3%)
Halliburton Co.	48,720	2,428,205
Schlumberger Ltd.	57,619	5,373,548

		7,801,753

Oil, Gas & Consumable Fuels (14.7%)
Anadarko Petroleum Corp.	58,780	4,815,258
Apache Corp.	7,940	1,039,505
Chevron Corp.	78,480	8,431,106
Consol Energy, Inc.	14,310	767,445
Devon Energy Corp.	18,750	1,720,687
El Paso Corp.	137,190	2,469,420
Exxon Mobil Corp.	87,551	7,365,666
Hess Corp.	28,160	2,399,514
Imperial Oil Ltd.	27,190	1,388,593
Range Resources Corp.	15,380	899,115
Southwestern Energy Co.*	22,710	975,849
Suncor Energy, Inc.	38,130	1,709,749
Valero Energy Corp.	29,110	868,060

		34,849,967

Total Energy		42,651,720

Financials (22.3%)
Capital Markets (5.9%)
Charles Schwab Corp.	116,380	2,098,331
Goldman Sachs Group, Inc.	31,300	4,960,111
Invesco Ltd.	70,350	1,798,146
Legg Mason, Inc.	16,780	605,590
State Street Corp.	98,120	4,409,513

		13,871,691

Commercial Banks (7.8%)
KeyCorp	242,410	2,152,601
M&T Bank Corp.	21,320	1,886,181
PNC Financial Services Group, Inc.	56,270	3,544,447
SunTrust Banks, Inc.	77,480	2,234,523
Wells Fargo & Co.	243,360	7,714,512
Zions Bancorp	37,400	862,444

		18,394,708

Diversified Financial Services (5.4%)
Bank of America Corp.	125,876	1,677,927
Citigroup, Inc.*	874,480	3,865,202
JPMorgan Chase & Co.	159,769	7,365,351

		12,908,480

Insurance (3.2%)
Berkshire Hathaway, Inc., Class B*	39,380	3,293,350
Marsh & McLennan Cos., Inc.	69,930	2,084,613
MetLife, Inc.	51,558	2,306,189

		7,684,152

Total Financials		52,859,031

Health Care (15.1%)
Biotechnology (2.6%)
Amgen, Inc.*	63,880	3,414,386
Celgene Corp.*	45,460	2,615,314

		6,029,700

Health Care Equipment & Supplies (2.0%)
Covidien plc	19,380	1,006,597
St. Jude Medical, Inc.	41,690	2,137,029
Zimmer Holdings, Inc.*	24,590	1,488,433

		4,632,059

Health Care Providers & Services (6.8%)
CIGNA Corp.	65,400	2,895,912
Express Scripts, Inc.*	52,430	2,915,633
HCA Holdings, Inc.*	43,600	1,476,732
Humana, Inc.*	19,680	1,376,419
McKesson Corp.	14,860	1,174,683
UnitedHealth Group, Inc.	138,270	6,249,804

		16,089,183

Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc.*	59,940	3,329,667

Pharmaceuticals (2.3%)
Teva Pharmaceutical Industries Ltd. (ADR)	87,160	4,372,817
Watson Pharmaceuticals, Inc.*	21,120	1,182,931

		5,555,748

Total Health Care		35,636,357

Industrials (8.8%)
Aerospace & Defense (0.8%)
Rockwell Collins, Inc.	8,290	537,441
United Technologies Corp.	15,160	1,283,294

		1,820,735

Airlines (1.5%)
AMR Corp.*	129,710	837,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.*	190,450	$1,866,410
Southwest Airlines Co.	73,840	932,599

		3,636,936

Construction & Engineering (0.5%)
Fluor Corp.	15,990	1,177,823

Electrical Equipment (0.9%)
Emerson Electric Co.	34,600	2,021,678

Machinery (3.2%)
Caterpillar, Inc.	28,200	3,140,070
Dover Corp.	9,760	641,622
Eaton Corp.	69,632	3,860,398

		7,642,090

Road & Rail (1.9%)
Hertz Global Holdings, Inc.*	282,950	4,422,509

Total Industrials		20,721,771

Information Technology (6.8%)
Communications Equipment (0.3%)
QUALCOMM, Inc.	10,450	572,973

Computers & Peripherals (0.8%)
EMC Corp.*	70,130	1,861,952

Electronic Equipment, Instruments & Components (1.2%)
Corning, Inc.	134,680	2,778,448

IT Services (1.0%)
Mastercard, Inc., Class A	9,340	2,351,065

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	114,900	2,317,533
Texas Instruments, Inc.	36,880	1,274,573

		3,592,106

Software (2.0%)
Adobe Systems, Inc.*	73,140	2,425,322
Oracle Corp.	71,100	2,372,607

		4,797,929

Total Information Technology		15,954,473

Materials (6.5%)
Chemicals (2.6%)
Dow Chemical Co.	67,230	2,537,933
LyondellBasell Industries N.V., Class A*	14,860	587,713
Mosaic Co.	37,890	2,983,837

		6,109,483

Metals & Mining (2.4%)
Barrick Gold Corp.	51,670	2,682,189
Cliffs Natural Resources, Inc.	21,360	2,099,261
Freeport-McMoRan Copper & Gold, Inc.	15,100	838,805

		5,620,255

Paper & Forest Products (1.5%)
International Paper Co.	116,120	3,504,502

Total Materials		15,234,240

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	38,567	1,180,150
Verizon Communications, Inc.	68,630	2,645,001

Total Telecommunication Services		3,825,151

Utilities (1.3%)
Electric Utilities (0.8%)
NextEra Energy, Inc.	35,950	1,981,564

Multi-Utilities (0.5%)
PG&E Corp.	26,640	1,176,955

Total Utilities		3,158,519

Total Common Stocks (95.6%) (Cost $178,798,064)		226,097,411

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.9%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $14,076,466)	$14,076,466	$14,076,466
Total Investments (101.5%) (Cost $192,874,530)		240,173,877
Other Assets Less Liabilities (-1.5%)		(3,489,512)

Net Assets (100%)		$236,684,365

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,756,486	$—	$—	$22,756,486
Consumer Staples	13,299,663	—	—	13,299,663
Energy	42,651,720	—	—	42,651,720
Financials	52,859,031	—	—	52,859,031
Health Care	35,636,357	—	—	35,636,357
Industrials	20,721,771	—	—	20,721,771
Information Technology	15,954,473	—	—	15,954,473
Materials	15,234,240	—	—	15,234,240
Telecommunication Services	3,825,151	—	—	3,825,151
Utilities	3,158,519	—	—	3,158,519
Short-Term Investments	—	14,076,466	—	14,076,466

Total Assets	$226,097,411	$14,076,466	$—	$240,173,877

Total Liabilities	$—	$—	$—	$—

Total	$226,097,411	$14,076,466	$—	$240,173,877

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$44,304,239
Net Proceeds of Sales and Redemptions:
Stocks	$38,592,195

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,962,851
Aggregate gross unrealized depreciation	(1,197,228)

Net unrealized appreciation	$43,765,623

Federal income tax cost of investments	$196,408,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Automobiles (0.1%)
General Motors Co.*	12,948	$401,776

Hotels, Restaurants & Leisure (6.1%)
Boyd Gaming Corp.*	46,403	434,796
Carnival Corp.	76,276	2,925,947
Darden Restaurants, Inc.	20,242	994,489
Gaylord Entertainment Co.*	42,048	1,458,225
Hyatt Hotels Corp., Class A*	33,016	1,421,009
Marriott International, Inc., Class A	98,343	3,499,044
MGM Resorts International*	198,345	2,608,237
Royal Caribbean Cruises Ltd.*	18,935	781,258
Starwood Hotels & Resorts Worldwide, Inc.	35,804	2,080,929
Wynn Resorts Ltd.	18,144	2,308,824

		18,512,758

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	1,861	335,222

Media (2.8%)
DreamWorks Animation SKG, Inc.,
Class A*	16,001	446,908
Interpublic Group of Cos., Inc.	253,847	3,190,857
Time Warner, Inc.	48,625	1,735,912
Walt Disney Co.	69,773	3,006,519

		8,380,196

Multiline Retail (1.9%)
J.C. Penney Co., Inc.	26,766	961,167
Kohl’s Corp.	11,946	633,616
Macy’s, Inc.	57,139	1,386,192
Target Corp.	59,149	2,958,042

		5,939,017

Specialty Retail (2.1%)
Best Buy Co., Inc.	14,919	428,474
Dick’s Sporting Goods, Inc.*	126,781	5,068,704
Home Depot, Inc.	25,455	943,362

		6,440,540

Total Consumer Discretionary		40,009,509

Consumer Staples (5.2%)
Beverages (2.1%)
Coca-Cola Co.	47,487	3,150,762
PepsiCo, Inc.	49,709	3,201,757

		6,352,519

Food & Staples Retailing (0.9%)
CVS Caremark Corp.	45,128	1,548,793
Wal-Mart Stores, Inc.	22,930	1,193,507

		2,742,300

Food Products (0.2%)
Kellogg Co.	12,281	662,928

Household Products (1.8%)
Colgate-Palmolive Co.	20,083	1,621,903
Procter & Gamble Co.	61,185	3,768,996

		5,390,899

Tobacco (0.2%)
Altria Group, Inc.	29,695	772,961

Total Consumer Staples		15,921,607

Energy (12.6%)
Energy Equipment & Services (3.2%)
Schlumberger Ltd.	90,075	8,400,394
Weatherford International Ltd.*	63,388	1,432,569

		9,832,963

Oil, Gas & Consumable Fuels (9.4%)
Apache Corp.	18,769	2,457,238
BP plc (ADR)	9,285	409,840
Chevron Corp.	29,988	3,221,611
Continental Resources, Inc.*	19,899	1,422,182
Devon Energy Corp.	17,131	1,572,112
EOG Resources, Inc.	14,708	1,743,045
Exxon Mobil Corp.	62,824	5,285,383
Hess Corp.	51,023	4,347,670
Marathon Oil Corp.	8,300	442,473
Occidental Petroleum Corp.	20,372	2,128,670
Petrohawk Energy Corp.*	20,037	491,708
Range Resources Corp.	9,001	526,198
Southwestern Energy Co.*	20,094	863,439
Suncor Energy, Inc.	80,474	3,608,454

		28,520,023

Total Energy		38,352,986

Financials (17.1%)
Capital Markets (4.4%)
Bank of New York Mellon Corp.	26,882	802,965
Franklin Resources, Inc.	3,972	496,818
Goldman Sachs Group, Inc.	33,218	5,264,057
Morgan Stanley	96,897	2,647,226
State Street Corp.	33,961	1,526,207
T. Rowe Price Group, Inc.	37,979	2,522,565

		13,259,838

Commercial Banks (4.6%)
Fifth Third Bancorp	177,230	2,459,952
PNC Financial Services Group, Inc.	36,474	2,297,497
Regions Financial Corp.	209,853	1,523,533
SunTrust Banks, Inc.	47,483	1,369,410
U.S. Bancorp	80,669	2,132,081
Wells Fargo & Co.	136,274	4,319,886

		14,102,359

Consumer Finance (1.1%)
Capital One Financial Corp.	64,757	3,364,774

Diversified Financial Services (4.8%)
Bank of America Corp.	424,966	5,664,797
Citigroup, Inc.*	540,189	2,387,635
JPMorgan Chase & Co.	140,879	6,494,522

		14,546,954

Insurance (1.4%)
MetLife, Inc.	44,399	1,985,967
Prudential Financial, Inc.	37,496	2,309,004

		4,294,971

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)	143,900	2,534,079

Total Financials		52,102,975

Health Care (7.9%)
Biotechnology (1.6%)
Amgen, Inc.*	12,078	645,569
Celgene Corp.*	21,494	1,236,550
Gilead Sciences, Inc.*	15,068	639,486
Human Genome Sciences, Inc.*	73,249	2,010,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	5,521	$264,621

		4,796,911

Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	28,928	1,555,459

Health Care Providers & Services (2.5%)
Express Scripts, Inc.*	64,320	3,576,835
HCA Holdings, Inc.*	25,795	873,677
Medco Health Solutions, Inc.*	29,531	1,658,461
WellPoint, Inc.	22,007	1,535,868

		7,644,841

Health Care Technology (0.0%)
athenahealth, Inc.*	2,445	110,343

Pharmaceuticals (3.3%)
Abbott Laboratories, Inc.	16,952	831,496
Johnson & Johnson	58,617	3,473,057
Merck & Co., Inc.	38,546	1,272,404
Pfizer, Inc.	215,307	4,372,885

		9,949,842

Total Health Care		24,057,396

Industrials (9.9%)
Aerospace & Defense (3.0%)
Boeing Co.	2,587	191,257
Goodrich Corp.	22,552	1,928,873
Honeywell International, Inc.	31,552	1,883,970
Precision Castparts Corp.	13,355	1,965,589
United Technologies Corp.	36,147	3,059,843

		9,029,532

Airlines (0.3%)
AMR Corp.*	155,231	1,002,792

Electrical Equipment (0.7%)
Emerson Electric Co.	37,691	2,202,285

Industrial Conglomerates (1.0%)
General Electric Co.	156,392	3,135,660

Machinery (2.5%)
Dover Corp.	28,613	1,881,018
Eaton Corp.	37,870	2,099,513
PACCAR, Inc.	41,502	2,172,630
Parker Hannifin Corp.	13,872	1,313,401

		7,466,562

Road & Rail (2.4%)
Hertz Global Holdings, Inc.*	144,006	2,250,814
Union Pacific Corp.	51,485	5,062,520

		7,313,334

Total Industrials		30,150,165

Information Technology (18.9%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	74,798	1,282,786
QUALCOMM, Inc.	82,677	4,533,180

		5,815,966

Computers & Peripherals (6.5%)
Apple, Inc.*	32,968	11,487,700
Dell, Inc.*	177,196	2,571,114
EMC Corp.*	118,765	3,153,211
Hewlett-Packard Co.	60,781	2,490,197

		19,702,222

Electronic Equipment, Instruments & Components (0.8%)
Corning, Inc.	70,913	1,462,935
Dolby Laboratories, Inc., Class A*	18,127	892,030

		2,354,965

Internet Software & Services (3.3%)
Akamai Technologies, Inc.*	2,274	86,412
Google, Inc., Class A*	10,173	5,963,514
Monster Worldwide, Inc.*	242,240	3,851,616

		9,901,542

IT Services (0.1%)
Mastercard, Inc., Class A	1,206	303,574

Semiconductors & Semiconductor Equipment (2.2%)
Broadcom Corp., Class A	28,487	1,121,818
Intel Corp.	102,337	2,064,138
Micron Technology, Inc.*	194,161	2,225,085
Texas Instruments, Inc.	38,270	1,322,611

		6,733,652

Software (4.1%)
Activision Blizzard, Inc.	173,332	1,901,452
Adobe Systems, Inc.*	94,529	3,134,582
Microsoft Corp.	81,425	2,064,938
Oracle Corp.	80,669	2,691,924
VMware, Inc., Class A*	34,871	2,843,381

		12,636,277

Total Information Technology		57,448,198

Materials (8.4%)
Chemicals (5.9%)
Albemarle Corp.	25,544	1,526,765
Celanese Corp.	40,278	1,787,135
CF Industries Holdings, Inc.	9,670	1,322,759
Dow Chemical Co.	90,419	3,413,317
E.I. du Pont de Nemours & Co.	27,131	1,491,391
LyondellBasell Industries N.V., Class A*	28,888	1,142,521
Monsanto Co.	46,332	3,347,950
Mosaic Co.	8,423	663,311
Potash Corp. of Saskatchewan, Inc.	54,586	3,216,753

		17,911,902

Metals & Mining (2.5%)
Freeport-McMoRan Copper & Gold, Inc.	51,421	2,856,437
Newmont Mining Corp.	30,119	1,643,895
Reliance Steel & Aluminum Co.	17,936	1,036,342
United States Steel Corp.	40,168	2,166,662

		7,703,336

Total Materials		25,615,238

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	89,825	2,748,645
CenturyLink, Inc.	54,242	2,253,755
Verizon Communications, Inc.	27,627	1,064,745

Total Telecommunication Services		6,067,145

Utilities (1.1%)
Electric Utilities (0.5%)
NextEra Energy, Inc.	14,593	804,366
Progress Energy, Inc.	13,731	633,548

		1,437,914

Multi-Utilities (0.6%)
Dominion Resources, Inc.	20,367	910,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	18,909	$835,400

		1,745,805

Total Utilities		3,183,719

Total Common Stocks (96.2%) (Cost $235,589,457)		292,908,938

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.6%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $10,925,072)	$10,925,072	$10,925,072

Total Investments (99.8%) (Cost $246,514,529)		303,834,010
Other Assets Less Liabilities (0.2%)		717,364

Net Assets (100%)		$304,551,374

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,009,509	$—	$—	$40,009,509
Consumer Staples	15,921,607	—	—	15,921,607
Energy	38,352,986	—	—	38,352,986
Financials	52,102,975	—	—	52,102,975
Health Care	24,057,396	—	—	24,057,396
Industrials	30,150,165	—	—	30,150,165
Information Technology	57,448,198	—	—	57,448,198
Materials	25,615,238	—	—	25,615,238
Telecommunication Services	6,067,145	—	—	6,067,145
Utilities	3,183,719	—	—	3,183,719
Short-Term Investments	—	10,925,072	—	10,925,072

Total Assets	$292,908,938	$10,925,072	$—	$303,834,010

Total Liabilities	$—	$—	$—	$—

Total	$292,908,938	$10,925,072	$—	$303,834,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$41,929,296
Net Proceeds of Sales and Redemptions:
Stocks	$14,109,411

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,931,275
Aggregate gross unrealized depreciation	(3,350,792)

Net unrealized appreciation	$53,580,483

Federal income tax cost of investments	$250,253,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (1.1%)
BorgWarner, Inc.*	124,876	$9,951,368
Gentex Corp.	159,826	4,834,737

		14,786,105

Automobiles (0.1%)
Thor Industries, Inc.	48,021	1,602,461

Distributors (0.3%)
LKQ Corp.*	162,710	3,921,311

Diversified Consumer Services (1.1%)
Career Education Corp.*	69,951	1,589,287
ITT Educational Services, Inc.*	25,963	1,873,230
Matthews International Corp., Class A	33,408	1,287,878
Regis Corp.	64,662	1,147,104
Service Corp. International	268,052	2,964,655
Sotheby’s, Inc.	75,258	3,958,571
Strayer Education, Inc.	15,251	1,990,103

		14,810,828

Hotels, Restaurants & Leisure (2.1%)
Bally Technologies, Inc.*	60,300	2,282,355
Bob Evans Farms, Inc.	34,019	1,109,019
Boyd Gaming Corp.*	61,826	579,310
Brinker International, Inc.	99,616	2,520,285
Cheesecake Factory, Inc.*	66,263	1,993,854
Chipotle Mexican Grill, Inc.*	34,573	9,416,648
International Speedway Corp., Class A	32,481	967,934
Life Time Fitness, Inc.*	47,378	1,767,673
Panera Bread Co., Class A*	35,352	4,489,704
Scientific Games Corp., Class A*	69,698	609,161
Wendy’s/Arby’s Group, Inc., Class A	362,507	1,823,410
WMS Industries, Inc.*	63,984	2,261,834

		29,821,187

Household Durables (1.5%)
American Greetings Corp., Class A	44,836	1,058,130
KB Home	80,800	1,005,152
M.D.C. Holdings, Inc.	42,286	1,071,950
Mohawk Industries, Inc.*	63,381	3,875,748
NVR, Inc.*	6,628	5,010,768
Ryland Group, Inc.	48,907	777,621
Toll Brothers, Inc.*	162,597	3,214,543
Tupperware Brands Corp.	70,136	4,187,820

		20,201,732

Leisure Equipment & Products (0.3%)
Eastman Kodak Co.*	302,900	978,367
Polaris Industries, Inc.	38,200	3,324,164

		4,302,531

Media (0.8%)
DreamWorks Animation SKG, Inc., Class A*	79,202	2,212,112
Harte-Hanks, Inc.	42,639	507,404
John Wiley & Sons, Inc., Class A	51,996	2,643,477
Lamar Advertising Co., Class A*	64,111	2,368,260
Meredith Corp.	41,100	1,394,112
New York Times Co., Class A*	133,400	1,263,298
Scholastic Corp.	26,328	711,909

		11,100,572

Multiline Retail (0.8%)
99 Cents Only Stores*	51,965	1,018,514
Dollar Tree, Inc.*	140,078	7,777,131
Saks, Inc.*	180,929	2,046,307

		10,841,952

Specialty Retail (3.8%)
Aaron’s, Inc.	81,980	2,079,013
Advance Auto Parts, Inc.	89,451	5,869,775
Aeropostale, Inc.*	98,342	2,391,677
American Eagle Outfitters, Inc.	220,485	3,503,507
ANN, Inc.*	60,691	1,766,715
Ascena Retail Group, Inc.*	77,600	2,515,016
Barnes & Noble, Inc.	43,019	395,344
Chico’s FAS, Inc.	200,270	2,984,023
Collective Brands, Inc.*	71,865	1,550,847
Dick’s Sporting Goods, Inc.*	98,813	3,950,544
Foot Locker, Inc.	175,378	3,458,454
Guess?, Inc.	71,554	2,815,650
Office Depot, Inc.*	313,400	1,451,042
PetSmart, Inc.	131,301	5,376,776
Rent-A-Center, Inc.	72,484	2,530,416
Tractor Supply Co.	81,100	4,854,646
Williams-Sonoma, Inc.	118,079	4,782,199

		52,275,644

Textiles, Apparel & Luxury Goods (1.7%)
Deckers Outdoor Corp.*	43,200	3,721,680
Fossil, Inc.*	56,493	5,290,569
Hanesbrands, Inc.*	107,865	2,916,670
Phillips-Van Heusen Corp.	75,191	4,889,671
Timberland Co., Class A*	43,077	1,778,649
Under Armour, Inc., Class A*	39,053	2,657,557
Warnaco Group, Inc.*	48,800	2,790,872

		24,045,668

Total Consumer Discretionary		187,709,991

Consumer Staples (3.8%)
Beverages (0.3%)
Hansen Natural Corp.*	76,850	4,628,675

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	61,472	3,001,063
Ruddick Corp.	47,825	1,845,567

		4,846,630

Food Products (1.9%)
Corn Products International, Inc.	85,489	4,430,040
Flowers Foods, Inc.	85,249	2,321,330
Green Mountain Coffee Roasters, Inc.*	129,700	8,379,917
Lancaster Colony Corp.	21,685	1,314,111
Ralcorp Holdings, Inc.*	61,011	4,174,983
Smithfield Foods, Inc.*	184,437	4,437,554
Tootsie Roll Industries, Inc.	28,164	798,740

		25,856,675

Household Products (0.9%)
Church & Dwight Co., Inc.	79,899	6,339,187
Energizer Holdings, Inc.*	79,277	5,641,351

		11,980,538

Personal Products (0.3%)
Alberto-Culver Co.	96,726	3,604,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.1%)
Universal Corp.	26,464	$1,152,243

Total Consumer Staples		52,069,739

Energy (6.6%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	63,100	2,929,733
Dril-Quip, Inc.*	38,600	3,050,558
Exterran Holdings, Inc.*	71,149	1,688,366
Helix Energy Solutions Group, Inc.*	117,889	2,027,691
Oceaneering International, Inc.*	60,384	5,401,349
Patterson-UTI Energy, Inc.	171,919	5,052,699
Pride International, Inc.*	198,367	8,519,862
Superior Energy Services, Inc.*	88,784	3,640,144
Tidewater, Inc.	57,923	3,466,691
Unit Corp.*	44,686	2,768,298

		38,545,391

Oil, Gas & Consumable Fuels (3.8%)
Arch Coal, Inc.	181,524	6,542,125
Bill Barrett Corp.*	52,474	2,094,237
Cimarex Energy Co.	95,839	11,044,487
Comstock Resources, Inc.*	53,166	1,644,956
Forest Oil Corp.*	127,204	4,812,127
Frontier Oil Corp.	118,510	3,474,713
Northern Oil and Gas, Inc.*	58,900	1,572,630
Overseas Shipholding Group, Inc.	29,743	955,940
Patriot Coal Corp.*	102,703	2,652,819
Plains Exploration & Production Co.*	156,414	5,666,879
Quicksilver Resources, Inc.*	132,905	1,901,871
SM Energy Co.	71,100	5,274,909
Southern Union Co.	139,752	3,999,702

		51,637,395

Total Energy		90,182,786

Financials (19.1%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	57,608	6,300,587
Apollo Investment Corp.	219,676	2,649,293
Eaton Vance Corp.	133,705	4,310,649
Greenhill & Co., Inc.	28,200	1,855,278
Jefferies Group, Inc.	143,657	3,582,806
Raymond James Financial, Inc.	112,546	4,303,759
SEI Investments Co.	164,289	3,923,221
Waddell & Reed Financial, Inc., Class A	96,199	3,906,641

		30,832,234

Commercial Banks (3.3%)
Associated Banc-Corp.	194,800	2,892,780
BancorpSouth, Inc.	82,395	1,273,003
Bank of Hawaii Corp.	54,052	2,584,767
Cathay General Bancorp	88,218	1,504,117
City National Corp./California	52,207	2,978,409
Commerce Bancshares, Inc./Missouri	86,881	3,513,468
Cullen/Frost Bankers, Inc.	68,426	4,038,503
East West Bancorp, Inc.	166,800	3,662,928
FirstMerit Corp.	120,199	2,050,595
Fulton Financial Corp.	222,631	2,473,430
International Bancshares Corp.	59,460	1,090,496
PacWest Bancorp	35,065	762,664
Prosperity Bancshares, Inc.	52,200	2,232,594
SVB Financial Group*	47,281	2,691,707
Synovus Financial Corp.	878,063	2,107,351
TCF Financial Corp.	175,182	2,778,387
Trustmark Corp.	63,963	1,498,013
Valley National Bancorp	180,509	2,519,906
Webster Financial Corp.	81,911	1,755,353
Westamerica Bancorp	32,812	1,685,552

		46,094,023

Diversified Financial Services (0.4%)
MSCI, Inc., Class A*	133,400	4,911,788

Insurance (4.0%)
American Financial Group, Inc./Ohio	85,579	2,996,977
Arthur J. Gallagher & Co.	121,986	3,709,594
Aspen Insurance Holdings Ltd.	78,900	2,174,484
Brown & Brown, Inc.	131,803	3,400,517
Everest Reinsurance Group Ltd.	60,904	5,370,515
Fidelity National Financial, Inc., Class A	252,584	3,569,012
First American Financial Corp.	117,155	1,933,058
Hanover Insurance Group, Inc.	49,979	2,261,550
HCC Insurance Holdings, Inc.	128,108	4,011,061
Mercury General Corp.	39,988	1,564,730
Old Republic International Corp.	286,748	3,638,832
Protective Life Corp.	96,420	2,559,951
Reinsurance Group of America, Inc.	88,172	5,535,438
StanCorp Financial Group, Inc.	51,774	2,387,817
Transatlantic Holdings, Inc.	69,600	3,387,432
Unitrin, Inc.	55,595	1,716,774
W. R. Berkley Corp.	129,069	4,157,312

		54,375,054

Real Estate Investment Trusts (REITs) (7.7%)
Alexandria Real Estate Equities, Inc. (REIT)	61,765	4,815,817
AMB Property Corp. (REIT)	188,209	6,769,878
BRE Properties, Inc. (REIT)	72,247	3,408,613
Camden Property Trust (REIT)	78,275	4,447,586
Corporate Office Properties Trust/Maryland (REIT)	75,302	2,721,414
Cousins Properties, Inc. (REIT)	116,146	969,819
Duke Realty Corp. (REIT)	284,004	3,978,896
Equity One, Inc. (REIT)	51,939	974,895
Essex Property Trust, Inc. (REIT)	36,102	4,476,648
Federal Realty Investment Trust (REIT)	68,712	5,604,151
Highwoods Properties, Inc. (REIT)	80,666	2,824,117
Hospitality Properties Trust (REIT)	138,298	3,201,599
Liberty Property Trust (REIT)	128,108	4,214,753
Macerich Co. (REIT)	146,227	7,242,623
Mack-Cali Realty Corp. (REIT)	96,592	3,274,469
Nationwide Health Properties, Inc. (REIT)	141,048	5,998,771
Omega Healthcare Investors, Inc. (REIT)	110,831	2,475,965
Potlatch Corp. (REIT)	44,647	1,794,809
Rayonier, Inc. (REIT)	90,927	5,665,661
Realty Income Corp. (REIT)	141,023	4,928,754
Regency Centers Corp. (REIT)	92,199	4,008,813
Senior Housing Properties Trust (REIT)	157,700	3,633,408
SL Green Realty Corp. (REIT)	87,909	6,610,757
Taubman Centers, Inc. (REIT)	62,700	3,359,466
UDR, Inc. (REIT)	204,527	4,984,323
Weingarten Realty Investors (REIT)	134,974	3,382,448

		105,768,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	47,588	$4,746,427

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	92,189	1,324,756
First Niagara Financial Group, Inc.	235,635	3,199,924
New York Community Bancorp, Inc.	486,208	8,391,950
NewAlliance Bancshares, Inc.	118,218	1,754,355
Washington Federal, Inc.	124,533	2,159,402

		16,830,387

Total Financials		263,558,366

Health Care (10.6%)
Biotechnology (1.1%)
United Therapeutics Corp.*	56,404	3,780,196
Vertex Pharmaceuticals, Inc.*	228,951	10,973,621

		14,753,817

Health Care Equipment & Supplies (3.4%)
Beckman Coulter, Inc.	77,755	6,459,108
Cooper Cos., Inc.	51,400	3,569,730
Gen-Probe, Inc.*	54,301	3,602,871
Hill-Rom Holdings, Inc.	70,614	2,681,920
Hologic, Inc.*	290,360	6,445,992
IDEXX Laboratories, Inc.*	64,531	4,983,084
Immucor, Inc.*	78,708	1,556,844
Kinetic Concepts, Inc.*	70,483	3,835,685
Masimo Corp.	65,875	2,180,462
ResMed, Inc.*	171,976	5,159,280
STERIS Corp.	66,620	2,301,055
Teleflex, Inc.	45,057	2,612,405
Thoratec Corp.*	65,815	1,706,583

		47,095,019

Health Care Providers & Services (3.2%)
Community Health Systems, Inc.*	104,242	4,168,638
Health Management Associates, Inc., Class A*	282,039	3,074,225
Health Net, Inc.*	104,169	3,406,326
Henry Schein, Inc.*	103,160	7,238,737
Kindred Healthcare, Inc.*	43,944	1,049,383
LifePoint Hospitals, Inc.*	57,429	2,307,497
Lincare Holdings, Inc.	108,506	3,218,288
MEDNAX, Inc.*	53,700	3,576,957
Omnicare, Inc.	130,556	3,915,374
Owens & Minor, Inc.	70,116	2,277,368
Universal Health Services, Inc., Class B	108,334	5,352,783
VCA Antech, Inc.*	96,449	2,428,586
WellCare Health Plans, Inc.*	47,808	2,005,546

		44,019,708

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	212,100	4,451,979

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	21,963	2,638,635
Charles River Laboratories International, Inc.*	63,050	2,419,859
Covance, Inc.*	68,066	3,724,571
Mettler-Toledo International, Inc.*	36,114	6,211,608
Pharmaceutical Product Development, Inc.	128,763	3,568,023
Techne Corp.	41,495	2,971,042

		21,533,738

Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc.*	131,541	5,019,605
Medicis Pharmaceutical Corp., Class A	67,801	2,172,344
Perrigo Co.	93,285	7,418,023

		14,609,972

Total Health Care		146,464,233

Industrials (15.2%)
Aerospace & Defense (0.6%)
Alliant Techsystems, Inc.	37,271	2,633,942
BE Aerospace, Inc.*	113,629	4,037,238
Huntington Ingalls Industries, Inc.*	43,300	1,796,950

		8,468,130

Airlines (0.4%)
AirTran Holdings, Inc.*	151,928	1,131,863
Alaska Air Group, Inc.*	40,042	2,539,464
JetBlue Airways Corp.*	226,556	1,420,506

		5,091,833

Building Products (0.2%)
Lennox International, Inc.	50,666	2,664,018

Commercial Services & Supplies (1.6%)
Brink’s Co.	52,234	1,729,468
Clean Harbors, Inc.*	25,758	2,541,284
Copart, Inc.*	67,009	2,903,500
Corrections Corp. of America*	124,201	3,030,504
Deluxe Corp.	57,679	1,530,801
Herman Miller, Inc.	64,118	1,762,604
HNI Corp.	50,448	1,592,139
Mine Safety Appliances Co.	34,344	1,259,394
Rollins, Inc.	70,529	1,431,739
Waste Connections, Inc.	127,188	3,661,743

		21,443,176

Construction & Engineering (1.4%)
Aecom Technology Corp.*	133,031	3,688,950
Granite Construction, Inc.	37,993	1,067,603
KBR, Inc.	168,644	6,369,684
Shaw Group, Inc.*	95,739	3,390,118
URS Corp.*	89,961	4,142,704

		18,659,059

Electrical Equipment (1.8%)
Acuity Brands, Inc.	48,200	2,819,218
AMETEK, Inc.	179,024	7,853,783
Hubbell, Inc., Class B	68,014	4,831,034
Regal-Beloit Corp.	43,500	3,211,605
Thomas & Betts Corp.*	58,433	3,475,011
Woodward, Inc.	66,995	2,315,347

		24,505,998

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	68,695	3,060,362

Machinery (5.7%)
AGCO Corp.*	105,842	5,818,135
Bucyrus International, Inc.	91,267	8,346,367
Crane Co.	51,910	2,514,001
Donaldson Co., Inc.	85,163	5,219,640
Gardner Denver, Inc.	58,300	4,549,149
Graco, Inc.	67,075	3,051,242
Harsco Corp.	90,712	3,201,227
IDEX Corp.	91,000	3,972,150
Kennametal, Inc.	92,503	3,607,617
Lincoln Electric Holdings, Inc.	46,997	3,568,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nordson Corp.	37,803	$4,349,613
Oshkosh Corp.*	102,221	3,616,579
Pentair, Inc.	111,166	4,200,963
SPX Corp.	56,766	4,506,653
Terex Corp.*	121,084	4,484,951
Timken Co.	91,193	4,769,394
Trinity Industries, Inc.	89,270	3,273,531
Valmont Industries, Inc.	23,623	2,465,533
Wabtec Corp.	53,963	3,660,310

		79,175,067

Marine (0.4%)
Alexander & Baldwin, Inc.	46,344	2,115,604
Kirby Corp.*	60,308	3,455,045

		5,570,649

Professional Services (1.0%)
Corporate Executive Board Co.	38,456	1,552,469
FTI Consulting, Inc.*	52,302	2,004,736
Korn/Ferry International*	51,538	1,147,751
Manpower, Inc.	91,116	5,729,374
Towers Watson & Co., Class A	50,797	2,817,201

		13,251,531

Road & Rail (1.2%)
Con-way, Inc.	61,253	2,406,630
J.B. Hunt Transport Services, Inc.	98,642	4,480,320
Kansas City Southern*	115,256	6,275,689
Landstar System, Inc.	53,479	2,442,921
Werner Enterprises, Inc.	49,663	1,314,580

		16,920,140

Trading Companies & Distributors (0.7%)
GATX Corp.	52,332	2,023,155
MSC Industrial Direct Co., Class A	50,169	3,435,072
United Rentals, Inc.*	68,008	2,263,306
Watsco, Inc.	31,500	2,195,865

		9,917,398

Total Industrials		208,727,361

Information Technology (16.0%)
Communications Equipment (1.4%)
ADTRAN, Inc.	72,473	3,077,203
Ciena Corp.*	105,200	2,730,992
Plantronics, Inc.	53,840	1,971,621
Polycom, Inc.*	98,329	5,098,359
Riverbed Technology, Inc.*	169,200	6,370,380

		19,248,555

Computers & Peripherals (0.6%)
Diebold, Inc.	73,583	2,609,253
NCR Corp.*	179,498	3,381,743
QLogic Corp.*	119,000	2,207,450

		8,198,446

Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	128,925	5,399,379
Avnet, Inc.*	169,696	5,784,937
Ingram Micro, Inc., Class A*	176,699	3,715,980
Itron, Inc.*	45,302	2,556,845
National Instruments Corp.	99,041	3,245,557
Tech Data Corp.*	52,481	2,669,184
Trimble Navigation Ltd.*	136,914	6,919,633
Vishay Intertechnology, Inc.*	184,993	3,281,776

		33,573,291

Internet Software & Services (1.1%)
AOL, Inc.*	118,200	2,308,446
Digital River, Inc.*	44,851	1,678,773
Equinix, Inc.*	51,772	4,716,429
Rackspace Hosting, Inc.*	109,000	4,670,650
ValueClick, Inc.*	91,000	1,315,860

		14,690,158

IT Services (2.5%)
Acxiom Corp.*	89,471	1,283,909
Alliance Data Systems Corp.*	57,109	4,905,092
Broadridge Financial Solutions, Inc.	140,851	3,195,909
Convergys Corp.*	137,600	1,975,936
CoreLogic, Inc.*	117,755	2,178,467
DST Systems, Inc.	40,067	2,116,339
Gartner, Inc.*	95,885	3,995,528
Global Payments, Inc.	88,805	4,344,341
Jack Henry & Associates, Inc.	96,538	3,271,673
Lender Processing Services, Inc.	99,195	3,193,087
ManTech International Corp., Class A*	25,238	1,070,091
NeuStar, Inc., Class A*	83,106	2,125,851
SRA International, Inc., Class A*	47,674	1,352,035

		35,008,258

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	63,253	2,482,048

Semiconductors & Semiconductor Equipment (3.6%)
Atmel Corp.*	510,053	6,952,022
Cree, Inc.*	122,662	5,662,078
Cypress Semiconductor Corp.*	194,900	3,777,162
Fairchild Semiconductor International, Inc.*	139,294	2,535,151
Integrated Device Technology, Inc.*	172,441	1,270,890
International Rectifier Corp.*	78,140	2,583,308
Intersil Corp., Class A	140,442	1,748,503
Lam Research Corp.*	138,166	7,828,486
RF Micro Devices, Inc.*	310,830	1,992,420
Semtech Corp.*	69,640	1,742,393
Silicon Laboratories, Inc.*	48,893	2,112,667
Skyworks Solutions, Inc.*	207,900	6,740,118
Varian Semiconductor Equipment Associates, Inc.*	83,400	4,059,078

		49,004,276

Software (4.2%)
ACI Worldwide, Inc.*	37,356	1,225,277
Advent Software, Inc.*	35,542	1,018,989
ANSYS, Inc.*	102,968	5,579,836
Cadence Design Systems, Inc.*	300,850	2,933,287
Concur Technologies, Inc.*	51,400	2,850,130
FactSet Research Systems, Inc.	51,742	5,418,940
Fair Isaac Corp.	44,784	1,415,622
Informatica Corp.*	106,365	5,555,444
Mentor Graphics Corp.*	122,647	1,794,326
MICROS Systems, Inc.*	90,468	4,471,833
Parametric Technology Corp.*	132,768	2,985,952
Quest Software, Inc.*	71,360	1,811,830
Rovi Corp.*	126,544	6,789,086
Solera Holdings, Inc.	79,100	4,042,010
Synopsys, Inc.*	169,334	4,682,085
TIBCO Software, Inc.*	185,700	5,060,325

		57,634,972

Total Information Technology		219,840,004

Materials (6.7%)
Chemicals (3.4%)
Albemarle Corp.	102,268	6,112,558
Ashland, Inc.	88,029	5,084,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cabot Corp.	73,664	$3,409,907
Cytec Industries, Inc.	55,599	3,022,918
Intrepid Potash, Inc.*	49,800	1,734,036
Lubrizol Corp.	71,636	9,596,359
Minerals Technologies, Inc.	20,854	1,428,916
NewMarket Corp.	11,100	1,756,242
Olin Corp.	88,897	2,037,519
RPM International, Inc.	145,166	3,444,789
Scotts Miracle-Gro Co., Class A	51,705	2,991,134
Sensient Technologies Corp.	55,908	2,003,743
Valspar Corp.	107,131	4,188,822

		46,811,498

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	51,248	4,595,408

Containers & Packaging (1.6%)
AptarGroup, Inc.	75,280	3,773,786
Greif, Inc., Class A	34,990	2,288,696
Packaging Corp. of America	114,915	3,319,894
Rock-Tenn Co., Class A	43,800	3,037,530
Silgan Holdings, Inc.	54,600	2,082,444
Sonoco Products Co.	111,918	4,054,789
Temple-Inland, Inc.	121,441	2,841,720

		21,398,859

Metals & Mining (1.3%)
Carpenter Technology Corp.	49,738	2,124,310
Commercial Metals Co.	126,375	2,182,496
Compass Minerals International, Inc.	36,900	3,451,257
Reliance Steel & Aluminum Co.	83,699	4,836,128
Steel Dynamics, Inc.	243,685	4,573,967
Worthington Industries, Inc.	62,419	1,305,806

		18,473,964

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	148,992	1,564,416

Total Materials		92,844,145

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	170,300	3,269,760

Wireless Telecommunication Services (0.3%)
Telephone & Data Systems, Inc.	103,007	3,471,336

Total Telecommunication Services		6,741,096

Utilities (5.7%)
Electric Utilities (1.6%)
Cleco Corp.	67,272	2,306,757
DPL, Inc.	133,993	3,672,748
Great Plains Energy, Inc.	152,786	3,058,776
Hawaiian Electric Industries, Inc.	105,993	2,628,626
IDACORP, Inc.	54,262	2,067,382
NV Energy, Inc.	264,880	3,944,063
PNM Resources, Inc.	97,279	1,451,403
Westar Energy, Inc.	125,459	3,314,627

		22,444,382

Gas Utilities (2.1%)
AGL Resources, Inc.	87,878	3,501,060
Atmos Energy Corp.	101,900	3,474,790
Energen Corp.	80,195	5,061,908
National Fuel Gas Co.	91,803	6,793,422
Questar Corp.	195,700	3,414,965
UGI Corp.	123,960	4,078,284
WGL Holdings, Inc.	56,537	2,204,943

		28,529,372

Multi-Utilities (1.8%)
Alliant Energy Corp.	123,695	4,815,446
Black Hills Corp.	44,049	1,472,999
MDU Resources Group, Inc.	210,015	4,824,045
NSTAR	116,339	5,383,005
OGE Energy Corp.	108,579	5,489,754
Vectren Corp.	90,499	2,461,573

		24,446,822

Water Utilities (0.2%)
Aqua America, Inc.	154,166	3,528,860

Total Utilities		78,949,436

Total Common Stocks (97.8%) (Cost $758,458,237)		1,347,087,157

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.12%, 4/7/11 #(p)	$2,055,000	2,054,951

Time Deposit (1.8%)
JPMorgan Chase Nassau
0.000%, 4/1/11	24,672,741	24,672,741

Total Short-Term Investments (2.0%) (Cost $26,727,694)		26,727,692

Total Investments (99.8%) (Cost $785,185,931)		1,373,814,849
Other Assets Less Liabilities (0.2%)		3,114,091

Net Assets (100%)		$1,376,928,940

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,054,952.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	289	June-11	$27,685,405	$28,524,300	$838,895

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$187,709,991	$—	$—	$187,709,991
Consumer Staples	52,069,739	—	—	52,069,739
Energy	90,182,786	—	—	90,182,786
Financials	263,558,366	—	—	263,558,366
Health Care	146,464,233	—	—	146,464,233
Industrials	208,727,361	—	—	208,727,361
Information Technology	219,840,004	—	—	219,840,004
Materials	92,844,145	—	—	92,844,145
Telecommunication Services	6,741,096	—	—	6,741,096
Utilities	78,949,436	—	—	78,949,436
Futures	838,895	—	—	838,895
Short-Term Investments	—	26,727,692		26,727,692

Total Assets	$1,347,926,052	$26,727,692	$—	$1,374,653,744

Total Liabilities	$—	$—	$—	$—

Total	$1,347,926,052	$26,727,692	$—	$1,374,653,744

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$32,809,885
Net Proceeds of Sales and Redemptions:
Stocks	$62,742,707

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$592,174,043
Aggregate gross unrealized depreciation	(9,693,654)

Net unrealized appreciation	$582,480,389

Federal income tax cost of investments	$791,334,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (0.3%)
Autoliv, Inc.	28,809	$2,138,492
BorgWarner, Inc.*	4,469	356,135
Federal-Mogul Corp.*	7,729	192,452
Lear Corp.	37,684	1,841,617
TRW Automotive Holdings Corp.*	12,992	715,599

		5,244,295

Automobiles (0.0%)
Tesla Motors, Inc.*	2,377	65,843

Distributors (0.2%)
Genuine Parts Co.	81,228	4,357,070

Diversified Consumer Services (0.3%)
DeVry, Inc.	74,200	4,086,194
Education Management Corp.*	9,118	190,931
H&R Block, Inc.	92,505	1,548,534
Service Corp. International	123,059	1,361,032

		7,186,691

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	6,122	154,887
Choice Hotels International, Inc.	13,233	514,102
Hyatt Hotels Corp., Class A*	22,373	962,934
International Speedway Corp., Class A	9,985	297,553
MGM Resorts International*	128,222	1,686,119
Penn National Gaming, Inc.*	34,868	1,292,208
Royal Caribbean Cruises Ltd.*	41,247	1,701,851
Wendy’s/Arby’s Group, Inc., Class A	103,810	522,164
Wyndham Worldwide Corp.	92,060	2,928,429

		10,060,247

Household Durables (2.0%)
D.R. Horton, Inc.	142,639	1,661,744
Fortune Brands, Inc.	68,492	4,238,970
Garmin Ltd.	53,893	1,824,817
Harman International Industries, Inc.	18,675	874,364
Jarden Corp.	47,235	1,680,149
KB Home	39,359	489,626
Leggett & Platt, Inc.	31,036	760,382
Lennar Corp., Class A	81,572	1,478,085
M.D.C. Holdings, Inc.	285,738	7,243,458
Mohawk Industries, Inc.*	25,256	1,544,404
Newell Rubbermaid, Inc.	148,486	2,840,537
Pulte Group, Inc.*	172,033	1,273,044
Stanley Black & Decker, Inc.	82,046	6,284,724
Toll Brothers, Inc.*	400,421	7,916,323
Whirlpool Corp.	21,950	1,873,652

		41,984,279

Internet & Catalog Retail (0.3%)
Expedia, Inc.	61,586	1,395,539
Liberty Media Corp. - Interactive*	305,563	4,901,230

		6,296,769

Leisure Equipment & Products (0.4%)
Mattel, Inc.	354,284	8,832,300

Media (2.5%)
Cablevision Systems Corp. - New York Group, Class A	120,428	4,168,013
CBS Corp., Class B	305,962	7,661,288
Central European Media Enterprises Ltd., Class A*	19,335	407,969
Clear Channel Outdoor Holdings, Inc., Class A*	20,788	302,465
Discovery Communications, Inc., Class A*	39,179	1,563,242
DISH Network Corp., Class A*	102,363	2,493,563
Gannett Co., Inc.	121,703	1,853,537
John Wiley & Sons, Inc., Class A	1,706	86,733
Lamar Advertising Co., Class A*	23,294	860,480
Liberty Global, Inc., Class A*	121,034	5,012,018
Liberty Media Corp. - Capital*	35,445	2,611,233
Liberty Media Corp. - Starz*	26,202	2,033,275
Madison Square Garden, Inc., Class A*	20,951	565,468
McGraw-Hill Cos., Inc.	48,043	1,892,894
Meredith Corp.	10,586	359,077
New York Times Co., Class A*	69,459	657,777
Regal Entertainment Group, Class A	31,713	428,126
Virgin Media, Inc.	677,005	18,813,969
Washington Post Co., Class B	2,861	1,251,859

		53,022,986

Multiline Retail (0.5%)
J.C. Penney Co., Inc.	81,590	2,929,897
Macy’s, Inc.	194,543	4,719,613
Sears Holdings Corp.*	21,976	1,816,317

		9,465,827

Specialty Retail (1.1%)
Aaron’s, Inc.	16,431	416,690
Abercrombie & Fitch Co., Class A	10,664	625,977
American Eagle Outfitters, Inc.	200,688	3,188,933
ANN, Inc.*	126,800	3,691,148
AutoNation, Inc.*	22,313	789,211
Foot Locker, Inc.	80,224	1,582,017
GameStop Corp., Class A*	78,302	1,763,361
Office Depot, Inc.*	126,905	587,570
RadioShack Corp.	54,214	813,752
Ross Stores, Inc.	121,500	8,641,080
Signet Jewelers Ltd.*	43,702	2,011,166

		24,110,905

Textiles, Apparel & Luxury Goods (0.2%)
VF Corp.	45,058	4,439,565

Total Consumer Discretionary		175,066,777

Consumer Staples (4.5%)
Beverages (0.8%)
Brown-Forman Corp., Class B	13,482	920,821
Central European Distribution Corp.*	36,212	411,006
Coca-Cola Enterprises, Inc.	67,007	1,829,291
Constellation Brands, Inc., Class A*	93,748	1,901,209
Dr. Pepper Snapple Group, Inc.	80,619	2,995,802
Hansen Natural Corp.*	5,227	314,822
Molson Coors Brewing Co., Class B	200,119	9,383,580

		17,756,531

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	25,307	1,235,488
Safeway, Inc.	188,347	4,433,688
SUPERVALU, Inc.	108,806	971,638

		6,640,814

Food Products (2.8%)
Bunge Ltd.	107,940	7,807,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell Soup Co.	35,392	$1,171,829
China Agri-Industries Holdings Ltd.	3,360,000	3,766,666
ConAgra Foods, Inc.	204,897	4,866,304
Corn Products International, Inc.	38,447	1,992,324
Cosan Ltd., Class A	246,200	3,175,980
Dean Foods Co.*	93,024	930,240
Flowers Foods, Inc.	24,391	664,167
H.J. Heinz Co.	95,442	4,659,478
Hershey Co.	32,694	1,776,919
Hormel Foods Corp.	70,622	1,966,116
J.M. Smucker Co.	60,936	4,350,221
Maple Leaf Foods, Inc.	316,800	4,032,297
McCormick & Co., Inc. (Non-Voting)	34,004	1,626,411
Mead Johnson Nutrition Co.	90,285	5,230,210
PureCircle Ltd.*	560,414	993,413
Ralcorp Holdings, Inc.*	28,046	1,919,188
Sanderson Farms, Inc.	39,700	1,823,024
Sara Lee Corp.	91,263	1,612,617
Smithfield Foods, Inc.*	70,430	1,694,546
Tyson Foods, Inc., Class A	152,722	2,930,735

		58,989,985

Household Products (0.1%)
Clorox Co.	4,192	293,733
Energizer Holdings, Inc.*	35,810	2,548,240

		2,841,973

Personal Products (0.1%)
Alberto-Culver Co.	33,962	1,265,764

Tobacco (0.4%)
Lorillard, Inc.	78,067	7,417,146

Total Consumer Staples		94,912,213

Energy (9.4%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	22,979	1,066,915
Cameron International Corp.*	53,592	3,060,103
Cie Generale de Geophysique-Veritas (ADR)*	141,200	5,110,028
Diamond Offshore Drilling, Inc.	23,818	1,850,659
Dresser-Rand Group, Inc.*	4,108	220,271
Ensco plc (ADR)	94,900	5,489,016
Exterran Holdings, Inc.*	29,019	688,621
Helmerich & Payne, Inc.	48,137	3,306,530
McDermott International, Inc.*	24,862	631,246
Nabors Industries Ltd.*	87,660	2,663,111
Oceaneering International, Inc.*	28,195	2,522,043
Oil States International, Inc.*	24,054	1,831,472
Patterson-UTI Energy, Inc.	78,652	2,311,582
Pride International, Inc.*	54,233	2,329,307
Rowan Cos., Inc.*	56,420	2,492,636
SEACOR Holdings, Inc.	10,879	1,005,872
Superior Energy Services, Inc.*	37,354	1,531,514
Tidewater, Inc.	122,568	7,335,695
Unit Corp.*	20,623	1,277,595
Weatherford International Ltd.*	226,067	5,109,114

		51,833,330

Oil, Gas & Consumable Fuels (6.9%)
Alpha Natural Resources, Inc.*	53,696	3,187,931
Arch Coal, Inc.	24,398	879,304
Cabot Oil & Gas Corp.	187,942	9,955,288
Cobalt International Energy, Inc.*	219,733	3,693,712
Comstock Resources, Inc.*	24,205	748,903
Consol Energy, Inc.	197,266	10,579,376
Continental Resources, Inc.*	1,469	104,989
Denbury Resources, Inc.*	204,227	4,983,139
El Paso Corp.	293,746	5,287,428
EQT Corp.	5,108	254,889
Forest Oil Corp.*	20,572	778,239
Frontier Oil Corp.	54,060	1,585,039
Frontline Ltd.	79,477	1,968,645
Holly Corp.	7,380	448,409
Japan Petroleum Exploration Co.	124,800	6,241,500
Massey Energy Co.	52,671	3,600,590
Murphy Oil Corp.	86,390	6,342,754
Newfield Exploration Co.*	175,338	13,327,441
Noble Energy, Inc.	89,204	8,621,567
Overseas Shipholding Group, Inc.	102,431	3,292,132
Peabody Energy Corp.	137,490	9,893,780
Petrohawk Energy Corp.*	44,912	1,102,140
Pioneer Natural Resources Co.	59,301	6,043,958
Plains Exploration & Production Co.*	71,645	2,595,698
QEP Resources, Inc.	89,569	3,631,127
Quicksilver Resources, Inc.*	345,232	4,940,270
SandRidge Energy, Inc.*	76,396	977,869
SM Energy Co.	10,345	767,495
Southern Union Co.	63,592	1,820,003
Spectra Energy Corp.	331,020	8,997,124
Sunoco, Inc.	61,662	2,811,171
Teekay Corp.	21,720	802,120
Tesoro Corp.*	72,175	1,936,455
Valero Energy Corp.	288,865	8,613,954
Whiting Petroleum Corp.*	55,646	4,087,199

		144,901,638

Total Energy		196,734,968

Financials (23.2%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	66,300	7,251,231
Ameriprise Financial, Inc.	105,247	6,428,487
Ares Capital Corp.	103,882	1,755,606
E*TRADE Financial Corp.*	112,729	1,761,954
Federated Investors, Inc., Class B	14,567	389,667
Invesco Ltd.	410,208	10,484,917
Janus Capital Group, Inc.	85,621	1,067,694
Jefferies Group, Inc.	59,718	1,489,367
Legg Mason, Inc.	79,107	2,854,972
LPL Investment Holdings, Inc.*	6,956	249,094
Raymond James Financial, Inc.	50,710	1,939,150
Solar Capital Ltd.	130,099	3,106,764
TD Ameritrade Holding Corp.	128,100	2,673,447

		41,452,350

Commercial Banks (4.0%)
Associated Banc-Corp.	88,305	1,311,329
BancorpSouth, Inc.	42,773	660,843
Bank of Hawaii Corp.	16,719	799,503
BOK Financial Corp.	12,934	668,429
CapitalSource, Inc.	165,263	1,163,451
CIT Group, Inc.*	102,327	4,354,014
City National Corp./California	23,226	1,325,043
Comerica, Inc.	309,698	11,372,111
Commerce Bancshares, Inc./Missouri	39,014	1,577,726
Cullen/Frost Bankers, Inc.	26,859	1,585,218
East West Bancorp, Inc.	75,797	1,664,502
Fifth Third Bancorp	469,421	6,515,563
First Citizens BancShares, Inc./North Carolina, Class A	2,774	556,409
First Horizon National Corp.	134,655	1,509,483
First Midwest Bancorp, Inc./Illinois	213,556	2,517,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Fulton Financial Corp.	101,705	$1,129,943
Huntington Bancshares, Inc./Ohio	935,903	6,214,396
KeyCorp.	485,089	4,307,590
M&T Bank Corp.	37,639	3,329,922
Marshall & Ilsley Corp.	269,509	2,153,377
Popular, Inc.*	2,940,705	8,557,452
Regions Financial Corp.	642,454	4,664,216
SunTrust Banks, Inc.	273,616	7,891,085
Synovus Financial Corp.	401,444	963,466
TCF Financial Corp.	80,585	1,278,078
Umpqua Holdings Corp.	170,000	1,944,800
Valley National Bancorp	82,522	1,152,007
Wilmington Trust Corp.	46,801	211,541
Zions Bancorp	93,455	2,155,072

		83,534,394

Consumer Finance (0.5%)
Discover Financial Services	277,701	6,698,148
Green Dot Corp., Class A*	699	29,994
SLM Corp.*	268,785	4,112,411

		10,840,553

Diversified Financial Services (1.1%)
CBOE Holdings, Inc.	3,606	104,466
Interactive Brokers Group, Inc., Class A	13,171	209,287
Leucadia National Corp.	99,696	3,742,588
NASDAQ OMX Group, Inc.*	52,693	1,361,587
NYSE Euronext	104,674	3,681,385
PHH Corp.*	641,800	13,971,986

		23,071,299

Insurance (7.0%)
Alleghany Corp.*	3,496	1,156,954
Allied World Assurance Co. Holdings Ltd.	19,520	1,223,709
American Financial Group, Inc./Ohio	41,618	1,457,462
American International Group, Inc.*	61,798	2,171,582
American National Insurance Co.	3,593	284,458
Aon Corp.	137,840	7,300,006
Arch Capital Group Ltd.*	22,327	2,214,615
Arthur J. Gallagher & Co.	39,850	1,211,838
Aspen Insurance Holdings Ltd.	36,134	995,853
Assurant, Inc.	51,127	1,968,901
Assured Guaranty Ltd.	94,173	1,403,178
Axis Capital Holdings Ltd.	44,010	1,536,829
Brown & Brown, Inc.	27,078	698,612
Cincinnati Financial Corp.	74,727	2,451,046
CNA Financial Corp.	13,532	399,871
Endurance Specialty Holdings Ltd.	15,400	751,828
Erie Indemnity Co., Class A	4,077	289,915
Everest Reinsurance Group Ltd.	108,511	9,568,500
Fidelity National Financial, Inc., Class A	492,164	6,954,277
Genworth Financial, Inc., Class A*	203,857	2,743,915
Hanover Insurance Group, Inc.	22,991	1,040,343
Hartford Financial Services Group, Inc.	208,088	5,603,810
HCC Insurance Holdings, Inc.	58,757	1,839,682
Lincoln National Corp.	154,730	4,648,089
Markel Corp.*	5,011	2,076,809
Marsh & McLennan Cos., Inc.	21,631	644,820
MBIA, Inc.*	78,596	789,104
Mercury General Corp.	13,694	535,846
Old Republic International Corp.	132,234	1,678,049
OneBeacon Insurance Group Ltd., Class A	11,813	159,830
PartnerReinsurance Ltd.	34,558	2,738,376
Platinum Underwriters Holdings Ltd.	146,300	5,572,567
Principal Financial Group, Inc.	415,850	13,352,944
Progressive Corp.	342,381	7,234,511
Protective Life Corp.	43,885	1,165,147
Reinsurance Group of America, Inc.	260,826	16,374,656
RenaissanceReinsurance Holdings Ltd.	28,032	1,933,928
StanCorp Financial Group, Inc.	64,379	2,969,159
Symetra Financial Corp.	17,937	243,943
Torchmark Corp.	39,642	2,635,400
Transatlantic Holdings, Inc.	32,946	1,603,482
Unitrin, Inc.	26,088	805,597
Unum Group	634,614	16,658,618
Validus Holdings Ltd.	29,564	985,368
W. R. Berkley Corp.	61,442	1,979,047
Wesco Financial Corp.	691	268,937
White Mountains Insurance Group Ltd.	3,585	1,305,657
XL Group plc	165,343	4,067,438

		147,694,506

Real Estate Investment Trusts (REITs) (6.5%)
Alexandria Real Estate Equities, Inc. (REIT)	28,015	2,184,330
AMB Property Corp. (REIT)	78,011	2,806,056
American Assets Trust, Inc. (REIT)	83,348	1,772,812
Annaly Capital Management, Inc. (REIT)	404,923	7,065,906
Apartment Investment & Management Co. (REIT), Class A	30,358	773,218
AvalonBay Communities, Inc. (REIT)	42,450	5,097,396
Boston Properties, Inc. (REIT)	71,111	6,744,878
Brandywine Realty Trust (REIT)	67,327	817,350
BRE Properties, Inc. (REIT)	32,676	1,541,654
Camden Property Trust (REIT)	35,491	2,016,599
Chimera Investment Corp. (REIT)	515,438	2,041,134
CommonWealth REIT (REIT)	36,940	959,332
Corporate Office Properties Trust/Maryland (REIT)	34,268	1,238,445
Developers Diversified Realty Corp. (REIT)	102,089	1,429,246
Digital Realty Trust, Inc. (REIT)	2,404	139,769
Douglas Emmett, Inc. (REIT)	62,662	1,174,912
Duke Realty Corp. (REIT)	577,553	8,091,518
Equity Residential (REIT)	135,254	7,629,678
Essex Property Trust, Inc. (REIT)	9,961	1,235,164
Federal Realty Investment Trust (REIT)	12,643	1,031,163
General Growth Properties, Inc. (REIT)*	38,297	592,838
HCP, Inc. (REIT)	205,063	7,780,090
Health Care REIT, Inc.	90,061	4,722,799
Hospitality Properties Trust (REIT)	63,210	1,463,311
Host Hotels & Resorts, Inc. (REIT)	336,686	5,929,040
Kimco Realty Corp. (REIT)	207,492	3,805,403
Liberty Property Trust (REIT)	57,842	1,903,002
Macerich Co. (REIT)	66,368	3,287,207
Mack-Cali Realty Corp. (REIT)	44,487	1,508,109
Nationwide Health Properties, Inc. (REIT)	64,581	2,746,630
Piedmont Office Realty Trust, Inc. (REIT), Class A	26,570	515,724
Plum Creek Timber Co., Inc. (REIT)	232,294	10,130,341
ProLogis (REIT)	273,033	4,363,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rayonier, Inc. (REIT)	28,879	$1,799,450
Realty Income Corp. (REIT)	64,547	2,255,918
Regency Centers Corp. (REIT)	41,905	1,822,029
Senior Housing Properties Trust (REIT)	72,477	1,669,870
SL Green Realty Corp. (REIT)	39,878	2,998,826
Taubman Centers, Inc. (REIT)	27,963	1,498,258
UDR, Inc. (REIT)	86,837	2,116,218
Ventas, Inc. (REIT)	58,414	3,171,880
Vornado Realty Trust (REIT)	75,194	6,579,475
Weingarten Realty Investors (REIT)	61,580	1,543,195
Weyerhaeuser Co. (REIT)	273,386	6,725,296

		136,718,536

Real Estate Management & Development (1.1%)
BR Properties S.A.	1,042,000	10,964,726
Forest City Enterprises, Inc., Class A*	258,422	4,866,086
Howard Hughes Corp.*	2,740	193,554
Iguatemi Empresa de Shopping Centers S.A.	136,900	3,345,671
Multiplan Empreendimentos Imobiliarios S.A.	222,400	4,542,945
St. Joe Co.*	4,851	121,615

		24,034,597

Thrifts & Mortgage Finance (1.0%)
BankUnited, Inc.	222,954	6,401,009
Beneficial Mutual Bancorp, Inc.*	321,006	2,767,072
Capitol Federal Financial, Inc.	21,607	243,511
First Niagara Financial Group, Inc.	107,082	1,454,173
Hudson City Bancorp, Inc.	221,172	2,140,945
New York Community Bancorp, Inc.	222,752	3,844,699
People’s United Financial, Inc.	178,982	2,251,594
TFS Financial Corp.	40,979	435,197
Washington Federal, Inc.	57,655	999,738

		20,537,938

Total Financials		487,884,173

Health Care (5.1%)
Biotechnology (0.2%)
Cephalon, Inc.*	38,438	2,912,832

Health Care Equipment & Supplies (0.9%)
Alere, Inc.*	30,511	1,194,201
Beckman Coulter, Inc.	35,920	2,983,874
Boston Scientific Corp.*	775,635	5,576,816
CareFusion Corp.*	72,232	2,036,942
Cooper Cos., Inc.	18,767	1,303,368
Hill-Rom Holdings, Inc.	5,086	193,166
Hologic, Inc.*	132,527	2,942,099
Kinetic Concepts, Inc.*	29,207	1,589,445
Teleflex, Inc.	17,269	1,001,257

		18,821,168

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	265,100	10,487,356
Brookdale Senior Living, Inc.*	252,811	7,078,708
CIGNA Corp.	461,925	20,454,039
Community Health Systems, Inc.*	14,921	596,691
Coventry Health Care, Inc.*	75,639	2,412,128
Health Net, Inc.*	47,464	1,552,073
Humana, Inc.*	87,060	6,088,976
LifePoint Hospitals, Inc.*	26,389	1,060,310
MEDNAX, Inc.*	1,378	91,789
Omnicare, Inc.	55,544	1,665,764
Quest Diagnostics, Inc.	8,918	514,747
Tenet Healthcare Corp.*	69,078	514,631
Universal Health Services, Inc., Class B	42,834	2,116,428

		54,633,640

Health Care Technology (0.0%)
Emdeon, Inc., Class A*	1,219	19,638

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	9,988	1,199,958
Charles River Laboratories International, Inc.*	22,552	865,546
Life Technologies Corp.*	27,314	1,431,800
PerkinElmer, Inc.	32,911	864,572

		4,361,876

Pharmaceuticals (1.2%)
Almirall S.A.	420,076	4,691,214
Endo Pharmaceuticals Holdings, Inc.*	59,422	2,267,544
Forest Laboratories, Inc.*	146,064	4,717,867
Impax Laboratories, Inc.*	343,200	8,734,440
Mylan, Inc.*	35,241	798,913
UCB S.A.	32,240	1,224,278
Watson Pharmaceuticals, Inc.*	54,274	3,039,887

		25,474,143

Total Health Care		106,223,297

Industrials (10.7%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.	1,238	87,489
BE Aerospace, Inc.*	49,272	1,750,634
Esterline Technologies Corp.*	84,500	5,975,840
Goodrich Corp.	46,041	3,937,887
ITT Corp.	93,865	5,636,593
L-3 Communications Holdings, Inc.	55,292	4,329,917
Rockwell Collins, Inc.	38,146	2,473,005
Spirit AeroSystems Holdings, Inc., Class A*	46,183	1,185,518
Teledyne Technologies, Inc.*	131,900	6,820,549
Textron, Inc.	387,228	10,606,175

		42,803,607

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	8,444	170,907

Airlines (0.5%)
AMR Corp.*	115,457	745,852
Copa Holdings S.A., Class A	5,693	300,590
Delta Air Lines, Inc.*	551,575	5,405,435
Southwest Airlines Co.	330,165	4,169,984
United Continental Holdings, Inc.*	21,633	497,343

		11,119,204

Building Products (0.2%)
Armstrong World Industries, Inc.	9,449	437,205
Masco Corp.	128,634	1,790,585
Owens Corning, Inc.*	25,912	932,573
USG Corp.*	20,552	342,397

		3,502,760

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	53,236	2,233,782
Cintas Corp.	67,889	2,055,000
Corrections Corp. of America*	48,104	1,173,738
Covanta Holding Corp.	62,542	1,068,217
KAR Auction Services, Inc.*	12,152	186,412
Pitney Bowes, Inc.	30,310	778,664
R.R. Donnelley & Sons Co.	99,825	1,888,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Services, Inc.	116,522	$3,500,321
Waste Connections, Inc.	12,490	359,587

		13,244,410

Construction & Engineering (1.1%)
Aecom Technology Corp.*	36,009	998,529
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	30,819	1,253,100
Fluor Corp.	85,942	6,330,488
Jacobs Engineering Group, Inc.*	25,360	1,304,265
KBR, Inc.	72,725	2,746,823
Quanta Services, Inc.*	107,520	2,411,674
Shaw Group, Inc.*	18,322	648,782
URS Corp.*	176,517	8,128,608

		23,822,269

Electrical Equipment (1.6%)
AMETEK, Inc.	163,950	7,192,487
Babcock & Wilcox Co.*	12,453	415,681
General Cable Corp.*	17,140	742,162
Hubbell, Inc., Class B	152,482	10,830,796
Regal-Beloit Corp.	3,201	236,330
Thomas & Betts Corp.*	227,570	13,533,588

		32,951,044

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	28,962	1,290,257

Machinery (3.7%)
AGCO Corp.*	179,873	9,887,619
Barnes Group, Inc.	420,242	8,774,653
CNH Global N.V.*	10,900	529,195
Crane Co.	25,288	1,224,698
Dover Corp.	145,135	9,541,175
Eaton Corp.	126,710	7,024,802
Flowserve Corp.	4,308	554,870
Gardner Denver, Inc.	1,480	115,484
Harsco Corp.	38,152	1,346,384
IDEX Corp.	7,253	316,594
Ingersoll-Rand plc	164,417	7,942,985
Kennametal, Inc.	10,570	412,230
Parker Hannifin Corp.	59,063	5,592,085
Pentair, Inc.	299,171	11,305,672
Snap-On, Inc.	29,617	1,778,797
SPX Corp.	20,602	1,635,593
Terex Corp.*	189,955	7,035,933
Timken Co.	11,649	609,243
Trinity Industries, Inc.	40,494	1,484,915
Wabtec Corp.	20,685	1,403,064

		78,515,991

Marine (0.1%)
Alexander & Baldwin, Inc.	21,065	961,617
Kirby Corp.*	25,883	1,482,837

		2,444,454

Professional Services (0.3%)
Equifax, Inc.	64,738	2,515,071
FTI Consulting, Inc.*	4,652	178,311
Manpower, Inc.	41,868	2,632,660
Towers Watson & Co., Class A	18,576	1,030,225

		6,356,267

Road & Rail (0.4%)
Con-way, Inc.	25,380	997,180
Hertz Global Holdings, Inc.*	14,499	226,619
Kansas City Southern*	21,593	1,175,739
Ryder System, Inc.	12,786	646,972
Swift Transporation Co.*	295,900	4,349,730

		7,396,240

Trading Companies & Distributors (0.1%)
GATX Corp.	17,149	662,980
WESCO International, Inc.*	14,704	919,000

		1,581,980

Total Industrials		225,199,390

Information Technology (5.8%)
Communications Equipment (0.2%)
Brocade Communications Systems, Inc.*	238,556	1,467,120
EchoStar Corp., Class A*	19,005	719,339
Tellabs, Inc.	185,600	972,544

		3,159,003

Computers & Peripherals (0.3%)
Diebold, Inc.	26,534	940,896
Lexmark International, Inc., Class A*	40,216	1,489,601
Seagate Technology plc*	64,538	929,347
Western Digital Corp.*	90,388	3,370,568

		6,730,412

Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc.*	481,239	20,154,289
Avnet, Inc.*	77,644	2,646,884
AVX Corp.	22,830	340,395
Flextronics International Ltd.*	365,181	2,727,902
Ingram Micro, Inc., Class A*	75,615	1,590,184
Itron, Inc.*	1,489	84,039
Jabil Circuit, Inc.	27,020	552,019
Kingboard Laminates Holdings Ltd.	1,894,000	1,580,251
Molex, Inc.	68,209	1,713,410
Tech Data Corp.*	23,879	1,214,486
Vishay Intertechnology, Inc.*	77,983	1,383,419
Vishay Precision Group, Inc.*	6,314	98,940

		34,086,218

Internet Software & Services (0.1%)
AOL, Inc.*	54,709	1,068,467
IAC/InterActiveCorp*	22,301	688,878
Monster Worldwide, Inc.*	32,578	517,990

		2,275,335

IT Services (0.7%)
Amdocs Ltd.*	71,042	2,049,562
Booz Allen Hamilton Holding Corp.*	1,808	32,562
Broadridge Financial Solutions, Inc.	5,737	130,173
Computer Sciences Corp.	78,901	3,844,846
Convergys Corp.*	50,948	731,613
CoreLogic, Inc.*	59,791	1,106,133
Fidelity National Information Services, Inc.	135,027	4,414,033
Fiserv, Inc.*	26,034	1,632,852
FleetCor Technologies, Inc.*	2,305	75,281
Total System Services, Inc.	84,340	1,519,807

		15,536,862

Office Electronics (0.4%)
Xerox Corp.	704,307	7,500,869
Zebra Technologies Corp., Class A*	12,653	496,504

		7,997,373

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	189,867	1,632,856
Atmel Corp.*	24,826	338,378
Avago Technologies Ltd.	209,800	6,524,780
Cree, Inc.*	57,900	2,672,664
Fairchild Semiconductor International, Inc.*	64,342	1,171,024
International Rectifier Corp.*	36,232	1,197,830
Intersil Corp., Class A	41,687	519,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
KLA-Tencor Corp.	82,177	$3,892,724
Linear Technology Corp.	79,000	2,656,770
LSI Corp.*	315,160	2,143,088
MEMC Electronic Materials, Inc.*	67,948	880,606
Micron Technology, Inc.*	437,685	5,015,870
National Semiconductor Corp.	11,117	159,418
Novellus Systems, Inc.*	5,235	194,376
PMC-Sierra, Inc.*	111,321	834,908
SunPower Corp., Class A*	30,402	521,090
Varian Semiconductor Equipment Associates, Inc.*	227,750	11,084,593

		41,439,978

Software (0.5%)
BMC Software, Inc.*	99,000	4,924,260
CA, Inc.	37,095	896,957
Compuware Corp.*	50,142	579,140
Electronic Arts, Inc.*	10,151	198,249
Novell, Inc.*	178,591	1,059,045
Synopsys, Inc.*	71,808	1,985,491

		9,643,142

Total Information Technology		120,868,323

Materials (6.1%)
Chemicals (2.8%)
Ashland, Inc.	36,555	2,111,417
Cabot Corp.	33,485	1,550,021
CF Industries Holdings, Inc.	88,855	12,154,475
Cytec Industries, Inc.	25,027	1,360,718
Eastman Chemical Co.	29,346	2,914,645
FMC Corp.	126,777	10,767,171
Huntsman Corp.	96,632	1,679,464
Incitec Pivot Ltd.	1,191,158	5,334,882
Intrepid Potash, Inc.*	22,860	795,985
Methanex Corp.	313,600	9,793,728
PPG Industries, Inc.	71,127	6,772,002
RPM International, Inc.	33,217	788,239
Sherwin-Williams Co.	18,085	1,518,959
Sigma-Aldrich Corp.	4,797	305,281
Valspar Corp.	45,720	1,787,652

		59,634,639

Construction Materials (0.2%)
Vulcan Materials Co.	65,314	2,978,318

Containers & Packaging (1.6%)
AptarGroup, Inc.	34,778	1,743,421
Ball Corp.	68,428	2,453,144
Bemis Co., Inc.	55,721	1,828,206
Greif, Inc., Class A	116,868	7,644,336
Owens-Illinois, Inc.*	321,998	9,721,120
Packaging Corp. of America	52,851	1,526,865
Rexam plc	752,124	4,384,629
Sealed Air Corp.	81,517	2,173,243
Sonoco Products Co.	51,291	1,858,273
Temple-Inland, Inc.	44,945	1,051,713

		34,384,950

Metals & Mining (0.6%)
AK Steel Holding Corp.	47,929	756,320
Commercial Metals Co.	58,540	1,010,986
Reliance Steel & Aluminum Co.	33,686	1,946,377
Royal Gold, Inc.	23,115	1,211,226
Schnitzer Steel Industries, Inc., Class A	8,946	581,579
Steel Dynamics, Inc.	110,680	2,077,464
United States Steel Corp.	59,559	3,212,612
Walter Energy, Inc.	5,885	797,006

		11,593,570

Paper & Forest Products (0.9%)
Domtar Corp.	21,541	1,977,033
International Paper Co.	49,651	1,498,467
Louisiana-Pacific Corp.*	670,600	7,041,300
MeadWestvaco Corp.	87,369	2,649,902
Sino-Forest Corp.*	153,100	3,995,286
Sino-Forest Corp. (ADR)*§	93,000	2,426,921

		19,588,909

Total Materials		128,180,386

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
CenturyLink, Inc.	153,442	6,375,515
Frontier Communications Corp.	310,504	2,552,343
Level 3 Communications, Inc.*	521,160	766,105
Qwest Communications International, Inc.	889,385	6,074,500
Windstream Corp.	151,720	1,952,636

		17,721,099

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	17,668	98,764
Leap Wireless International, Inc.*	31,308	484,961
MetroPCS Communications, Inc.*	67,280	1,092,627
NII Holdings, Inc.*	18,005	750,268
Telephone & Data Systems, Inc.	43,267	1,458,098
U.S. Cellular Corp.*	7,940	408,831

		4,293,549

Total Telecommunication Services		22,014,648

Utilities (8.4%)
Electric Utilities (3.5%)
DPL, Inc.	60,932	1,670,146
Edison International	166,659	6,098,053
FirstEnergy Corp.	213,465	7,917,417
Great Plains Energy, Inc.	69,431	1,390,009
Hawaiian Electric Industries, Inc.	47,504	1,178,099
ITC Holdings Corp.	3,114	217,668
Northeast Utilities	421,432	14,581,547
NV Energy, Inc.	940,163	13,999,027
Pepco Holdings, Inc.	114,090	2,127,778
Pinnacle West Capital Corp.	55,444	2,372,449
PPL Corp.	246,649	6,240,220
Progress Energy, Inc.	146,641	6,766,016
Westar Energy, Inc.	291,731	7,707,533

		72,265,962

Gas Utilities (1.0%)
AGL Resources, Inc.	39,881	1,588,859
Atmos Energy Corp.	47,719	1,627,218
Energen Corp.	36,750	2,319,660
National Fuel Gas Co.	37,622	2,784,028
Oneok, Inc.	54,375	3,636,600
Questar Corp.	89,699	1,565,248
UGI Corp.	248,878	8,188,086

		21,709,699

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	342,579	4,453,527
Calpine Corp.*	95,698	1,518,727
Constellation Energy Group, Inc.	94,495	2,941,629
GenOn Energy, Inc.*	392,308	1,494,694
NRG Energy, Inc.*	130,584	2,812,780
Ormat Technologies, Inc.	4,904	124,218

		13,345,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (3.1%)
Alliant Energy Corp.	56,624	$2,204,372
Ameren Corp.	121,895	3,421,593
CenterPoint Energy, Inc.	215,196	3,778,842
CMS Energy Corp.	125,086	2,456,689
Consolidated Edison, Inc.	144,003	7,303,832
DTE Energy Co.	86,148	4,217,806
Integrys Energy Group, Inc.	39,357	1,987,922
MDU Resources Group, Inc.	96,164	2,208,887
NiSource, Inc.	141,731	2,718,401
NSTAR	54,615	2,527,036
OGE Energy Corp.	49,702	2,512,933
SCANA Corp.	57,717	2,272,318
Sempra Energy	126,621	6,774,223
TECO Energy, Inc.	109,327	2,050,975
Vectren Corp.	41,626	1,132,227
Wisconsin Energy Corp.	391,001	11,925,531
Xcel Energy, Inc.	246,414	5,886,830

		65,380,417

Water Utilities (0.2%)
American Water Works Co., Inc.	89,332	2,505,763
Aqua America, Inc.	70,161	1,605,985

		4,111,748

Total Utilities		176,813,401

Total Common Stocks (82.6%) (Cost $1,319,398,935)		1,733,897,576

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Industrials (0.1%)
Professional Services (0.1%)
Nielsen Holdings N.V.
6.250%*	27,708	1,575,893

Total Preferred Stocks (0.1%) (Cost $756,614)		1,575,893

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.3%)
iShares Morningstar Mid Core Index Fund	10,366	954,325
iShares Morningstar Mid Growth Index Fund	4,330	456,025
iShares Morningstar Mid Value Index Fund	268,037	21,695,987
iShares Russell Midcap Growth Index Fund	6,054	368,749
iShares Russell Midcap Index Fund	5,105	556,394
iShares Russell Midcap Value Index Fund	2,715,375	130,772,460
iShares S&P MidCap 400 Index Fund	3,855	380,643
iShares S&P MidCap 400/BARRA Value Index Fund	535,421	46,153,290
SPDR S&P 400 MidCap Value ETF	23,094	1,356,541
Vanguard Mid-Cap Value Index Fund	256,200	14,605,962

Total Investment Companies (10.3%) (Cost $166,800,546)		217,300,376

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (6.1%)
BlackRock Liquidity Funds TempFund
0.14% ‡	128,601,804	$128,601,804

	Principal Amount	Value (Note 1)
Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$8,385,067	8,385,067

Total Short-Term Investments (6.5%) (Cost $136,986,871)		136,986,871

Total Investments (99.5%) (Cost $1,623,942,966)		2,089,760,716
Other Assets Less Liabilities (0.5%)		10,325,697

Net Assets (100%)		$2,100,086,413

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $2,426,921 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$152,496,555	$30,000,808	$53,895,559	$128,601,804	$54,615	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	416	June-11	$33,930,087	$35,014,720	$1,084,633
S&P 500 E-Mini Index	528	June-11	34,599,951	34,874,400	274,449
S&P MidCap 400 E-Mini Index	711	June-11	68,118,026	70,175,700	2,057,674

					$3,416,756

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$175,066,777	$—	$—	$175,066,777
Consumer Staples	90,152,134	4,760,079	—	94,912,213
Energy	190,493,468	6,241,500	—	196,734,968
Financials	487,884,173	—	—	487,884,173
Health Care	100,307,805	5,915,492	—	106,223,297
Industrials	225,199,390	—	—	225,199,390
Information Technology	119,288,072	1,580,251	—	120,868,323
Materials	118,460,875	9,719,511	—	128,180,386
Telecommunication Services	22,014,648	—	—	22,014,648
Utilities	176,813,401	—	—	176,813,401
Futures	3,416,756	—	—	3,416,756
Investment Companies
Exchange Traded Funds (ETFs)	217,300,376	—	—	217,300,376
Preferred Stocks
Industrials	—	1,575,893	—	1,575,893
Short-Term Investments	—	136,986,871	—	136,986,871

Total Assets	$1,926,397,875	$166,779,597	$—	$2,093,177,472

Total Liabilities	$—	$—	$—	$—

Total	$1,926,397,875	$166,779,597	$—	$2,093,177,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$93,180,020
Net Proceeds of Sales and Redemptions:
Stocks	$129,320,039

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$424,555,882
Aggregate gross unrealized depreciation	(23,926,595)

Net unrealized appreciation	$400,629,287

Federal income tax cost of investments	$1,689,131,429

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (3.4%)
Mizuho Corporate Bank/New York
0.30%, 4/5/11	$25,000,000	$25,000,000
Svenska Handelsbanken AB/New York
0.28%, 4/21/11	25,000,000	25,000,069

Total Certificates of Deposit		50,000,069

Commercial Paper (52.0%)
Argento Variable Funding Co. LLC
0.30%, 4/21/11(p)§	15,000,000	14,997,417
Atlantic Asset Securitization LLC
0.26%, 5/2/11(n)(p)	25,000,000	24,994,188
Bank of Nova Scotia
0.00%, 4/1/11(p)	60,000,000	60,000,000
Canadian Imperial Holdings, Inc.
0.19%, 4/4/11(p)	25,000,000	24,999,479
Cancara Asset Securitisation LLC
0.30%, 5/23/11(n)(p)	25,000,000	24,988,806
Commonwealth Bank of Australia
0.25%, 5/23/11(n)(p)	25,000,000	24,990,972
Credit Agricole North America, Inc.
0.00%, 4/1/11(p)	65,000,000	65,000,000
DnB NOR Bank ASA
0.25%, 4/11/11(n)(p)	25,000,000	24,998,056
Falcon Asset Securitization Co. LLC
0.25%, 5/2/11(n)(p)	25,000,000	24,994,403
General Electric Capital Corp.
0.00%, 4/1/11(p)	60,000,000	60,000,000
Govco LLC
0.28%, 4/28/11(n)(p)	25,000,000	24,994,562
HSBC USA, Inc.
0.00%, 4/1/11(p)	60,000,000	60,000,000
ING US Funding LLC
0.26%, 6/1/11(p)	25,000,000	24,988,986
Lloyds TSB Bank plc
0.27%, 6/20/11(p)	25,000,000	24,984,722
Mont Blanc Capital Corp.
0.28%, 6/7/11(n)(p)	25,000,000	24,986,972
Nationwide Building Society
0.30%, 5/13/11(n)(p)	25,000,000	24,990,958
Nieuw Amsterdam Receivables Corp.
0.27%, 6/1/11(n)(p)	25,000,000	24,988,562
Nordea North America, Inc.
0.26%, 5/2/11(p)	25,000,000	24,994,187
NRW.BANK
0.25%, 6/20/11(n)(p)	25,000,000	24,986,111
Sheffield Receivables Corp.
0.25%, 5/13/11(n)(p)	25,000,000	24,992,417
Societe Generale North America, Inc.
0.37%, 5/5/11(p)	25,000,000	24,991,028
Toronto-Dominion Holdings USA, Inc.
0.20%, 6/1/11(n)(p)	25,000,000	24,991,528
UBS Finance Delaware LLC
0.00%, 4/1/11(p)	60,000,000	60,000,000
Westpac Securities NZ Ltd.
0.24%, 4/7/11(n)(p)	25,000,000	24,998,833

Total Commercial Paper		769,852,187

Government Securities (31.7%)
Federal Home Loan Mortgage Corp.
0.15%, 9/6/11(o)(p)	100,000,000	99,931,972
Federal National Mortgage Association
0.16%, 4/6/11(o)(p)	120,000,000	119,996,834
U.S. Treasury Bills
0.19%, 6/30/11(p)	100,000,000	99,952,500
0.16%, 8/11/11(p)	150,000,000	149,912,000

Total Government Securities		469,793,306

Time Deposits (12.8%)
Branch Banking & Trust
0.01%, 4/1/11	50,000,000	50,000,000
JPMorgan Chase Nassau
0.000%, 4/1/11	373,537	373,537
KBC Bank N.V.
0.08%, 4/1/11	30,000,000	30,000,000
Northern Trust Co.
0.09%, 4/1/11	70,000,000	70,000,000
Societe Generale North America, Inc.
0.12%, 4/1/11	40,000,000	40,000,000

Total Time Deposits		190,373,537

Total Investments (99.9%) (Amortized Cost $1,480,019,099)		1,480,019,099
Other Assets Less Liabilities (0.1%)		839,687

Net Assets (100%)		$1,480,858,786

Federal Income Tax Cost of Investments		$1,480,019,099

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $14,997,417 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2011.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,480,019,099	$—	$1,480,019,099

Total Assets	$—	$1,480,019,099	$—	$1,480,019,099

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,480,019,099	$—	$1,480,019,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Hotels, Restaurants & Leisure (3.9%)
McDonald’s Corp.	192,708	$14,663,152

Media (4.4%)
Omnicom Group, Inc.	28,800	1,412,928
Walt Disney Co.	343,500	14,801,415

		16,214,343

Specialty Retail (2.8%)
TJX Cos., Inc.	213,300	10,607,409

Textiles, Apparel & Luxury Goods (3.8%)
Coach, Inc.	52,000	2,706,080
NIKE, Inc., Class B	151,400	11,460,980

		14,167,060

Total Consumer Discretionary		55,651,964

Consumer Staples (17.5%)
Beverages (7.4%)
Coca-Cola Co.	245,900	16,315,465
PepsiCo, Inc.	175,140	11,280,767

		27,596,232

Food & Staples Retailing (3.2%)
Costco Wholesale Corp.	162,200	11,892,504

Food Products (2.7%)
Kraft Foods, Inc., Class A	321,700	10,088,512

Household Products (4.2%)
Colgate-Palmolive Co.	45,053	3,638,480
Procter & Gamble Co.	192,296	11,845,434

		15,483,914

Total Consumer Staples		65,061,162

Energy (16.0%)
Energy Equipment & Services (9.0%)
Cameron International Corp.*	167,000	9,535,700
Halliburton Co.	185,300	9,235,352
Schlumberger Ltd.	160,752	14,991,732

		33,762,784

Oil, Gas & Consumable Fuels (7.0%)
Apache Corp.	93,800	12,280,296
Occidental Petroleum Corp.	132,000	13,792,680

		26,072,976

Total Energy		59,835,760

Financials (4.0%)
Diversified Financial Services (4.0%)
JPMorgan Chase & Co.	326,000	15,028,600

Total Financials		15,028,600

Health Care (10.8%)
Health Care Equipment & Supplies (4.2%)
Stryker Corp.	260,000	15,808,000

Pharmaceuticals (6.6%)
Abbott Laboratories, Inc.	225,250	11,048,512
Allergan, Inc.	191,000	13,564,820

		24,613,332

Total Health Care		40,421,332

Industrials (10.3%)
Air Freight & Logistics (4.6%)
United Parcel Service, Inc., Class B	230,200	17,108,464

Construction & Engineering (3.7%)
Fluor Corp.	188,600	13,892,276

Electrical Equipment (2.0%)
Emerson Electric Co.	124,800	7,292,064

Total Industrials		38,292,804

Information Technology (23.8%)
Communications Equipment (4.5%)
QUALCOMM, Inc.	306,100	16,783,463

Computers & Peripherals (4.6%)
Apple, Inc.*	49,180	17,136,771

Internet Software & Services (4.8%)
Google, Inc., Class A*	30,290	17,756,301

IT Services (4.2%)
Accenture plc, Class A	285,800	15,710,426

Semiconductors & Semiconductor Equipment (1.8%)
Broadcom Corp., Class A	169,900	6,690,662

Software (3.9%)
Oracle Corp.	442,200	14,756,214

Total Information Technology		88,833,837

Total Common Stocks (97.3%) (Cost $293,583,783)		363,125,459

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $9,685,266)	$9,685,266	$9,685,266

Total Investments (99.9%) (Cost $303,269,049)		372,810,725
Other Assets Less Liabilities (0.1%)		268,768

Net Assets (100%)		$373,079,493

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$55,651,964	$—	$—	$55,651,964
Consumer Staples	65,061,162	—	—	65,061,162
Energy	59,835,760	—	—	59,835,760
Financials	15,028,600	—	—	15,028,600
Health Care	40,421,332	—	—	40,421,332
Industrials	38,292,804	—	—	38,292,804
Information Technology	88,833,837	—	—	88,833,837
Short-Term Investments	—	9,685,266	—	9,685,266

Total Assets	$363,125,459	$9,685,266	$—	$372,810,725

Total Liabilities	$—	$—	$—	$—

Total	$363,125,459	$9,685,266	$—	$372,810,725

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$51,787,622
Net Proceeds of Sales and Redemptions:
Stocks	$73,343,476

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,002,074
Aggregate gross unrealized depreciation	(811,821)

Net unrealized appreciation	$66,190,253

Federal income tax cost of investments	$306,620,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.6%)
Auto Components (0.3%)
Better Place(b)*†	1,171,377	$2,987,011

Diversified Consumer Services (1.1%)
New Oriental Education & Technology Group, Inc. (ADR)*	119,192	11,927,543

Hotels, Restaurants & Leisure (5.7%)
Betfair Group plc*	190,171	2,974,455
Chipotle Mexican Grill, Inc.*	70,681	19,251,384
Ctrip.com International Ltd. (ADR)*	539,326	22,376,636
Wynn Resorts Ltd.	122,252	15,556,567

		60,159,042

Household Durables (1.5%)
Gafisa S.A. (ADR)	484,677	6,223,253
NVR, Inc.*	12,342	9,330,552

		15,553,805

Internet & Catalog Retail (5.5%)
Netflix, Inc.*	127,054	30,153,726
priceline.com, Inc.*	54,295	27,497,159

		57,650,885

Media (3.7%)
Groupe Aeroplan, Inc.	646,401	8,754,250
Morningstar, Inc.	228,366	13,332,007
Naspers Ltd., Class N	309,321	16,643,436

		38,729,693

Multiline Retail (1.4%)
Dollar Tree, Inc.*	253,465	14,072,377

Textiles, Apparel & Luxury Goods (1.4%)
Lululemon Athletica, Inc.*	167,896	14,951,139

Total Consumer Discretionary		216,031,495

Consumer Staples (3.1%)
Food Products (1.9%)
Mead Johnson Nutrition Co.	338,094	19,585,786

Personal Products (1.2%)
Natura Cosmeticos S.A.	464,211	13,076,326

Total Consumer Staples		32,662,112

Energy (3.7%)
Oil, Gas & Consumable Fuels (3.7%)
Range Resources Corp.	303,241	17,727,469
Ultra Petroleum Corp.*	441,115	21,724,914

Total Energy		39,452,383

Financials (6.4%)
Capital Markets (1.0%)
Greenhill & Co., Inc.	158,951	10,457,386

Diversified Financial Services (5.4%)
IntercontinentalExchange, Inc.*	107,430	13,271,902
Leucadia National Corp.	500,731	18,797,442
Moody’s Corp.	135,882	4,607,759
MSCI, Inc., Class A*	534,231	19,670,385

		56,347,488

Total Financials		66,804,874

Health Care (11.1%)
Biotechnology (0.7%)
Ironwood Pharmaceuticals, Inc.*	506,531	7,091,434

Health Care Equipment & Supplies (5.2%)
Gen-Probe, Inc.*	256,396	17,011,875
IDEXX Laboratories, Inc.*	168,449	13,007,632
Intuitive Surgical, Inc.*	74,542	24,856,775

		54,876,282

Life Sciences Tools & Services (4.1%)
Illumina, Inc.*	435,314	30,502,452
Techne Corp.	175,047	12,533,365

		43,035,817

Pharmaceuticals (1.1%)
Valeant Pharmaceuticals International, Inc.	233,793	11,645,229

Total Health Care		116,648,762

Industrials (17.4%)
Air Freight & Logistics (3.0%)
C.H. Robinson Worldwide, Inc.	174,219	12,914,854
Expeditors International of Washington, Inc.	361,434	18,122,301

		31,037,155

Commercial Services & Supplies (6.1%)
Covanta Holding Corp.	675,555	11,538,480
Edenred*	1,235,530	37,287,398
Stericycle, Inc.*	170,598	15,126,925

		63,952,803

Machinery (1.7%)
Schindler Holding AG	152,341	18,310,775

Professional Services (5.3%)
IHS, Inc., Class A*	172,549	15,313,723
Intertek Group plc	635,491	20,735,708
Verisk Analytics, Inc., Class A*	605,655	19,841,258

		55,890,689

Trading Companies & Distributors (1.3%)
Fastenal Co.	210,699	13,659,616

Total Industrials		182,851,038

Information Technology (22.4%)
Communications Equipment (3.5%)
Motorola Solutions, Inc.*	826,883	36,953,401

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	272,776	10,365,488
Alibaba.com Ltd.	4,662,000	7,995,202
Youku.com, Inc. (ADR)*	209,360	9,946,694

		28,307,384

IT Services (3.5%)
Gartner, Inc.*	380,917	15,872,812
Teradata Corp.*	423,043	21,448,280

		37,321,092

Semiconductors & Semiconductor Equipment (2.8%)
ARM Holdings plc (ADR)	570,967	16,084,140
First Solar, Inc.*	56,975	9,163,859
NVIDIA Corp.*	203,511	3,756,813

		29,004,812

Software (9.9%)
Autodesk, Inc.*	300,288	13,245,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Citrix Systems, Inc.*	116,023	$8,523,049
FactSet Research Systems, Inc.	152,268	15,947,028
Red Hat, Inc.*	349,617	15,869,115
Rovi Corp.*	163,876	8,791,947
Salesforce.com, Inc.*	154,408	20,625,821
Solera Holdings, Inc.	401,037	20,492,991

		103,495,655

Total Information Technology		235,082,344

Materials (8.1%)
Chemicals (4.1%)
Intrepid Potash, Inc.*	461,679	16,075,663
Nalco Holding Co.	427,806	11,683,382
Rockwood Holdings, Inc.*	304,598	14,992,313

		42,751,358

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	131,567	11,797,613

Metals & Mining (2.9%)
Lynas Corp., Ltd.*	3,442,863	8,012,532
Molycorp, Inc.*	378,846	22,738,337

		30,750,869

Total Materials		85,299,840

Telecommunication Services (1.2%)
Wireless Telecommunication Services (1.2%)
Millicom International Cellular S.A.	128,812	12,387,850

Total Telecommunication Services		12,387,850

Total Common Stocks (94.0%) (Cost $749,513,508)		987,220,698

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.4%)
Media (0.4%)
Zynga, Inc.
0.000%(b)*†	179,780	4,287,663

Total Consumer Discretionary		4,287,663

Information Technology (0.3%)
Internet Software & Services (0.3%)
Groupon, Inc.
0.000%(b)*†	146,549	3,935,060

Total Information Technology		3,935,060

Total Preferred Stocks (0.7%) (Cost $9,673,792)		8,222,723

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $54,283,197)	$54,283,197	$54,283,197

Total Investments (99.9%) (Cost $813,470,497)		1,049,726,618
Other Assets Less Liabilities (0.1%)		576,322

Net Assets (100%)		$1,050,302,940

*	Non-income producing.

†	Securities (totaling $11,209,734 or 1.1% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$193,426,593	$19,617,891	$2,987,011	$216,031,495
Consumer Staples	32,662,112	—	—	32,662,112
Energy	39,452,383	—	—	39,452,383
Financials	66,804,874	—	—	66,804,874
Health Care	116,648,762	—	—	116,648,762
Industrials	106,517,157	76,333,881	—	182,851,038
Information Technology	227,087,142	7,995,202	—	235,082,344
Materials	77,287,308	8,012,532	—	85,299,840
Telecommunication Services	12,387,850	—	—	12,387,850
Preferred Stocks
Consumer Discretionary	—	—	4,287,663	4,287,663
Information Technology	—	—	3,935,060	3,935,060
Short-Term Investments	—	54,283,197	—	54,283,197

Total Assets	$872,274,181	$166,242,703	$11,209,734	$1,049,726,618

Total Liabilities	$—	$—	$—	$—

Total	$872,274,181	$166,242,703	$11,209,734	$1,049,726,618

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Information Technology
Balance as of 12/31/10	$2,987,011	$3,935,060
Total gains or losses (realized/unrealized) included in earnings	(756,646)	—
Purchases	5,044,309	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$7,274,674	$3,935,060

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(756,646)	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31,2011 were as follows:

Cost of Purchases:
Stocks	$81,192,897
Net Proceeds of Sales and Redemptions:
Stocks	$58,243,312

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,130,094
Aggregate gross unrealized depreciation	(24,243,110)

Net unrealized appreciation	$233,886,984

Federal income tax cost of investments	$815,839,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	4,914	$73,612
International Automotive Components Group North America LLC(b)*†	100,516	104,669
Johnson Controls, Inc.	13,699	569,467

		747,748

Automobiles (0.7%)
Daimler AG (Registered)*	34,729	2,453,514
Ford Motor Co.*	76,506	1,140,704
General Motors Co.*	53,883	1,671,990
Harley-Davidson, Inc.	4,763	202,380

		5,468,588

Distributors (0.0%)
Genuine Parts Co.	3,184	170,790

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,490	103,858
DeVry, Inc.	1,276	70,269
H&R Block, Inc.	6,222	104,156

		278,283

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	8,690	333,348
Darden Restaurants, Inc.	2,824	138,743
GHCP Harrah’s Investment LP(b)*†	173,925	—
International Game Technology	6,043	98,078
Marriott International, Inc., Class A	5,879	209,175
McDonald’s Corp.	21,101	1,605,575
Starbucks Corp.	15,088	557,502
Starwood Hotels & Resorts Worldwide, Inc.	3,887	225,913
Thomas Cook Group plc	107,235	293,477
Wyndham Worldwide Corp.	3,603	114,611
Wynn Resorts Ltd.	1,513	192,529
Yum! Brands, Inc.	9,435	484,770

		4,253,721

Household Durables (0.4%)
D.R. Horton, Inc.	5,683	66,207
Fortune Brands, Inc.	3,073	190,188
Harman International Industries, Inc.	1,403	65,688
Leggett & Platt, Inc.	2,953	72,348
Lennar Corp., Class A	3,250	58,890
Newell Rubbermaid, Inc.	5,877	112,427
Pulte Group, Inc.*	6,799	50,313
Stanley Black & Decker, Inc.	32,506	2,489,960
Whirlpool Corp.	1,538	131,284

		3,237,305

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	7,206	1,298,017
Expedia, Inc.	4,000	90,640
Netflix, Inc.*	875	207,664
priceline.com, Inc.*	994	503,401

		2,099,722

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	2,807	131,480
Mattel, Inc.	108,402	2,702,462

		2,833,942

Media (3.6%)
British Sky Broadcasting Group plc	246,899	3,267,622
Cablevision Systems Corp. - New York Group, Class A	4,704	162,805
CBS Corp., Class B	13,599	340,519
Comcast Corp., Class A	94,755	2,284,444
DIRECTV, Class A*	16,049	751,093
Discovery Communications, Inc., Class A*	5,740	229,026
Gannett Co., Inc.	4,821	73,424
Interpublic Group of Cos., Inc.	9,859	123,928
McGraw-Hill Cos., Inc.	6,234	245,620
News Corp., Class A	322,177	5,657,428
Omnicom Group, Inc.	5,745	281,850
Scripps Networks Interactive, Inc., Class A	1,811	90,713
Time Warner Cable, Inc.	61,146	4,362,156
Time Warner, Inc.	138,699	4,951,554
Viacom, Inc., Class B	24,474	1,138,530
Virgin Media, Inc.	74,964	2,083,249
Walt Disney Co.	38,409	1,655,044
Washington Post Co., Class B	107	46,819

		27,745,824

Multiline Retail (0.2%)
Big Lots, Inc.*	1,524	66,187
Family Dollar Stores, Inc.	2,600	133,432
J.C. Penney Co., Inc.	4,787	171,901
Kohl’s Corp.	5,914	313,679
Macy’s, Inc.	8,666	210,237
Nordstrom, Inc.	3,395	152,368
Sears Holdings Corp.*	893	73,806
Target Corp.	14,287	714,493

		1,836,103

Specialty Retail (0.6%)
Abercrombie & Fitch Co., Class A	1,765	103,606
AutoNation, Inc.*	1,270	44,920
AutoZone, Inc.*	549	150,184
Bed Bath & Beyond, Inc.*	5,152	248,687
Best Buy Co., Inc.	6,663	191,361
CarMax, Inc.*	4,492	144,193
GameStop Corp., Class A*	3,062	68,956
Gap, Inc.	8,862	200,813
Home Depot, Inc.	33,067	1,225,463
Limited Brands, Inc.	5,349	175,875
Lowe’s Cos., Inc.	27,844	735,917
O’Reilly Automotive, Inc.*	2,854	163,991
RadioShack Corp.	2,297	34,478
Ross Stores, Inc.	2,409	171,328
Staples, Inc.	14,551	282,580
Tiffany & Co.	2,547	156,488
TJX Cos., Inc.	7,986	397,144
Urban Outfitters, Inc.*	2,597	77,469

		4,573,453

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	5,980	311,199
NIKE, Inc., Class B	7,714	583,950
Polo Ralph Lauren Corp.	1,325	163,836
VF Corp.	1,743	171,738

		1,230,723

Total Consumer Discretionary		54,476,202

Consumer Staples (13.3%)
Beverages (2.4%)
Brown-Forman Corp., Class B	2,390	163,237
Carlsberg A/S, Class B	2,611	281,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co.	46,403	$3,078,839
Coca-Cola Enterprises, Inc.	75,395	2,058,283
Constellation Brands, Inc., Class A*	3,574	72,481
Dr. Pepper Snapple Group, Inc.	90,798	3,374,054
Molson Coors Brewing Co., Class B	3,187	149,438
PepsiCo, Inc.	69,205	4,457,494
Pernod-Ricard S.A.	51,821	4,839,744

		18,474,710

Food & Staples Retailing (3.1%)
Carrefour S.A.	39,629	1,754,508
Costco Wholesale Corp.	8,829	647,342
CVS Caremark Corp.	318,236	10,921,860
Kroger Co.	192,790	4,621,176
Safeway, Inc.	7,522	177,068
SUPERVALU, Inc.	4,291	38,319
Sysco Corp.	11,823	327,497
Walgreen Co.	18,679	749,775
Wal-Mart Stores, Inc.	78,335	4,077,337
Whole Foods Market, Inc.	2,947	194,207

		23,509,089

Food Products (2.6%)
Archer-Daniels-Midland Co.	12,974	467,194
Campbell Soup Co.	3,692	122,242
ConAgra Foods, Inc.	8,899	211,351
Dean Foods Co.*	3,704	37,040
General Mills, Inc.	86,291	3,153,936
H.J. Heinz Co.	6,472	315,963
Hershey Co.	3,139	170,605
Hormel Foods Corp.	2,768	77,061
J.M. Smucker Co.	2,401	171,407
Kellogg Co.	5,126	276,701
Kraft Foods, Inc., Class A	274,443	8,606,533
McCormick & Co., Inc. (Non-Voting)	2,687	128,519
Mead Johnson Nutrition Co.	4,125	238,961
Nestle S.A. (Registered)	99,923	5,727,758
Sara Lee Corp.	12,589	222,448
Tyson Foods, Inc., Class A	6,014	115,409

		20,043,128

Household Products (0.6%)
Clorox Co.	2,784	195,075
Colgate-Palmolive Co.	9,989	806,712
Kimberly-Clark Corp.	8,179	533,843
Procter & Gamble Co.	56,646	3,489,393

		5,025,023

Personal Products (0.1%)
Avon Products, Inc.	8,651	233,923
Estee Lauder Cos., Inc., Class A	2,302	221,821

		455,744

Tobacco (4.5%)
Altria Group, Inc.	274,712	7,150,753
British American Tobacco plc	209,763	8,419,275
Imperial Tobacco Group plc	197,380	6,101,595
Japan Tobacco, Inc.	545	1,968,893
Lorillard, Inc.	28,028	2,662,940
Philip Morris International, Inc.	77,574	5,091,182
Reynolds American, Inc.	99,076	3,520,170

		34,914,808

Total Consumer Staples		102,422,502

Energy (7.8%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	8,783	644,936
Cameron International Corp.*	4,901	279,847
Diamond Offshore Drilling, Inc.	1,406	109,246
Exterran Holdings, Inc.*	46,146	1,095,045
FMC Technologies, Inc.*	2,420	228,642
Halliburton Co.	18,473	920,694
Helmerich & Payne, Inc.	2,137	146,791
Nabors Industries Ltd.*	5,787	175,809
National Oilwell Varco, Inc.	8,516	675,063
Noble Corp.	5,160	235,399
Pride International, Inc.*	59,402	2,551,316
Rowan Cos., Inc.*	2,547	112,526
Schlumberger Ltd.	27,526	2,567,075
Transocean Ltd.*	62,199	4,848,412

		14,590,801

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	10,037	822,231
Apache Corp.	7,741	1,013,452
BP plc	250,377	1,823,513
Cabot Oil & Gas Corp.	2,100	111,237
Chesapeake Energy Corp.	13,267	444,710
Chevron Corp.	40,605	4,362,195
ConocoPhillips	28,915	2,309,152
Consol Energy, Inc.	4,576	245,411
Denbury Resources, Inc.*	8,053	196,493
Devon Energy Corp.	8,636	792,526
El Paso Corp.	14,199	255,582
EOG Resources, Inc.	5,418	642,087
EQT Corp.	3,017	150,548
Exxon Mobil Corp.	100,288	8,437,229
Hess Corp.	6,054	515,861
Marathon Oil Corp.	159,461	8,500,866
Massey Energy Co.	2,111	144,308
Murphy Oil Corp.	3,868	283,989
Newfield Exploration Co.*	2,701	205,303
Noble Energy, Inc.	10,697	1,033,865
Occidental Petroleum Corp.	16,440	1,717,816
Peabody Energy Corp.	5,443	391,678
Pioneer Natural Resources Co.	2,340	238,493
QEP Resources, Inc.	3,501	141,930
Range Resources Corp.	3,198	186,955
Royal Dutch Shell plc, Class A	142,329	5,172,819
Southwestern Energy Co.*	7,033	302,208
Spectra Energy Corp.	13,069	355,215
Sunoco, Inc.	2,392	109,051
Tesoro Corp.*	2,896	77,700
Total S.A.	36,363	2,213,628
Valero Energy Corp.	11,577	345,226
Williams Cos., Inc.	67,173	2,094,454

		45,637,731

Total Energy		60,228,532

Financials (12.5%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	4,986	304,545
Bank of New York Mellon Corp.	25,029	747,616
CG Investor LLC I(b)*†	1,888,797	1,231,496
CG Investor LLC II(b)*†	1,888,769	1,231,477
CG Investor LLC III(b)*†	944,511	615,821
Charles Schwab Corp.	20,200	364,206
E*TRADE Financial Corp.*	4,475	69,944
Federated Investors, Inc., Class B	1,873	50,103
Franklin Resources, Inc.	2,932	366,735
Goldman Sachs Group, Inc.	10,527	1,668,214
Invesco Ltd.	9,311	237,989
Janus Capital Group, Inc.	3,704	46,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Legg Mason, Inc.	3,115	$112,420
Morgan Stanley	167,432	4,574,242
Northern Trust Corp.	4,895	248,421
State Street Corp.	10,157	456,456
T. Rowe Price Group, Inc.	5,238	347,908
UBS AG (Registered)*	136,936	2,456,946

		15,130,728

Commercial Banks (2.7%)
Barclays plc	702,066	3,125,919
BB&T Corp.	14,048	385,618
Comerica, Inc.	3,560	130,723
Fifth Third Bancorp	18,522	257,085
First Horizon National Corp.	5,327	59,716
Guaranty Bancorp*	91,672	118,257
Huntington Bancshares, Inc./Ohio	17,420	115,669
Intesa Sanpaolo S.p.A	375,208	1,110,283
KeyCorp.	17,892	158,881
M&T Bank Corp.	2,400	212,328
Marshall & Ilsley Corp.	10,641	85,021
PNC Financial Services Group, Inc.	73,514	4,630,647
Regions Financial Corp.	25,344	183,997
SunTrust Banks, Inc.	10,181	293,620
U.S. Bancorp	38,872	1,027,387
Wells Fargo & Co.	266,903	8,460,825
Zions Bancorp	3,702	85,368

		20,441,344

Consumer Finance (0.2%)
American Express Co.	21,112	954,262
Capital One Financial Corp.	9,236	479,903
Discover Financial Services	10,972	264,645
SLM Corp.*	10,657	163,052

		1,861,862

Diversified Financial Services (2.3%)
Bank of America Corp.	473,547	6,312,382
Bond Street Holdings LLC, Class A*§	38,265	784,432
Citigroup, Inc.*	587,661	2,597,462
CME Group, Inc.	1,354	408,299
Deutsche Boerse AG	29,283	2,222,318
IntercontinentalExchange, Inc.*	1,500	185,310
JPMorgan Chase & Co.	80,567	3,714,139
Leucadia National Corp.	3,975	149,221
Moody’s Corp.	4,103	139,133
NASDAQ OMX Group, Inc.*	3,029	78,269
NYSE Euronext	25,512	897,257

		17,488,222

Insurance (3.4%)
ACE Ltd.	63,545	4,111,361
Aflac, Inc.	9,484	500,565
Alleghany Corp.*	6,252	2,069,148
Allstate Corp.	10,731	341,031
American International Group, Inc.*	2,905	102,082
Aon Corp.	6,737	356,791
Assurant, Inc.	2,021	77,829
Berkshire Hathaway, Inc., Class B*	35,008	2,927,719
Chubb Corp.	5,971	366,082
Cincinnati Financial Corp.	3,267	107,158
CNO Financial Group, Inc.*	90,598	680,391
Genworth Financial, Inc., Class A*	9,869	132,837
Hartford Financial Services Group, Inc.	8,995	242,235
Lincoln National Corp.	6,300	189,252
Loews Corp.	6,411	276,250
Marsh & McLennan Cos., Inc.	11,100	330,891
MetLife, Inc.	40,941	1,831,291
Old Republic International Corp.	156,506	1,986,061
Principal Financial Group, Inc.	6,460	207,431
Progressive Corp.	13,476	284,748
Prudential Financial, Inc.	9,793	603,053
Torchmark Corp.	1,576	104,772
Travelers Cos., Inc.	8,718	518,547
Unum Group	6,263	164,404
White Mountains Insurance Group Ltd.	13,520	4,923,984
XL Group plc	6,290	154,734
Zurich Financial Services AG	8,650	2,421,247

		26,011,894

Real Estate Investment Trusts (REITs) (1.6%)
Alexander’s, Inc. (REIT)	7,908	3,218,161
Apartment Investment & Management Co. (REIT), Class A	2,360	60,109
AvalonBay Communities, Inc. (REIT)	1,728	207,498
Boston Properties, Inc. (REIT)	2,885	273,642
Equity Residential (REIT)	5,946	335,414
HCP, Inc. (REIT)	8,110	307,694
Health Care REIT, Inc.	3,562	186,791
Host Hotels & Resorts, Inc. (REIT)	13,762	242,349
Kimco Realty Corp. (REIT)	8,185	150,113
Link REIT	179,354	561,450
Plum Creek Timber Co., Inc. (REIT)	3,269	142,561
ProLogis (REIT)	11,537	184,361
Public Storage (REIT)	2,800	310,548
Simon Property Group, Inc. (REIT)	6,006	643,603
Ventas, Inc. (REIT)	3,295	178,919
Vornado Realty Trust (REIT)	3,306	289,275
Weyerhaeuser Co. (REIT)	202,869	4,990,577

		12,283,065

Real Estate Management & Development (0.3%)
Canary Wharf Group plc(b)*†	353,084	1,564,087
CB Richard Ellis Group, Inc., Class A*	5,900	157,530
Forestar Group, Inc.*	36,491	694,059

		2,415,676

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,572	102,337
People’s United Financial, Inc.	7,386	92,916

		195,253

Total Financials		95,828,044

Health Care (10.4%)
Biotechnology (1.5%)
Amgen, Inc.*	82,756	4,423,308
Biogen Idec, Inc.*	4,873	357,629
Celgene Corp.*	9,403	540,955
Cephalon, Inc.*	16,620	1,259,464
Genzyme Corp.*	57,476	4,376,797
Gilead Sciences, Inc.*	16,084	682,605

		11,640,758

Health Care Equipment & Supplies (1.9%)
Alcon, Inc.	16,457	2,723,798
Baxter International, Inc.	11,758	632,228
Becton, Dickinson and Co.	4,472	356,061
Boston Scientific Corp.*	327,058	2,351,547
C.R. Bard, Inc.	1,720	170,813
CareFusion Corp.*	4,498	126,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Covidien plc	9,988	$518,777
DENTSPLY International, Inc.	2,955	109,305
Edwards Lifesciences Corp.*	2,320	201,840
Intuitive Surgical, Inc.*	792	264,100
Medtronic, Inc.	121,866	4,795,427
St. Jude Medical, Inc.	6,584	337,496
Stryker Corp.	6,805	413,744
Varian Medical Systems, Inc.*	2,453	165,921
Zimmer Holdings, Inc.*	27,658	1,674,139

		14,842,039

Health Care Providers & Services (2.8%)
Aetna, Inc.	7,777	291,093
AmerisourceBergen Corp.	5,544	219,321
Cardinal Health, Inc.	7,082	291,283
CIGNA Corp.	5,486	242,920
Community Health Systems, Inc.*	57,135	2,284,829
Coventry Health Care, Inc.*	41,908	1,336,446
DaVita, Inc.*	1,961	167,685
Express Scripts, Inc.*	10,634	591,357
Humana, Inc.*	3,409	238,425
Laboratory Corp. of America Holdings*	2,000	184,260
McKesson Corp.	5,106	403,629
Medco Health Solutions, Inc.*	8,180	459,389
Patterson Cos., Inc.	1,950	62,770
Quest Diagnostics, Inc.	3,151	181,876
Tenet Healthcare Corp.*	634,468	4,726,786
UnitedHealth Group, Inc.	204,604	9,248,101
WellPoint, Inc.	7,595	530,055

		21,460,225

Health Care Technology (0.0%)
Cerner Corp.*	1,423	158,238

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.*	6,986	312,833
Life Technologies Corp.*	3,641	190,861
PerkinElmer, Inc.	2,378	62,470
Thermo Fisher Scientific, Inc.*	7,900	438,845
Waters Corp.*	1,856	161,287

		1,166,296

Pharmaceuticals (4.0%)
Abbott Laboratories, Inc.	31,300	1,535,265
Allergan, Inc.	6,202	440,466
Bristol-Myers Squibb Co.	34,500	911,835
Eli Lilly and Co.	175,120	6,158,971
Forest Laboratories, Inc.*	5,759	186,016
Hospira, Inc.*	3,374	186,245
Johnson & Johnson	55,320	3,277,710
Merck & Co., Inc.	235,339	7,768,540
Mylan, Inc.*	8,769	198,793
Pfizer, Inc.	487,472	9,900,556
Watson Pharmaceuticals, Inc.*	2,528	141,593

		30,705,990

Total Health Care		79,973,546

Industrials (6.1%)
Aerospace & Defense (1.0%)
Boeing Co.	14,892	1,100,966
GenCorp, Inc.*	61,699	368,960
General Dynamics Corp.	7,538	577,109
Goodrich Corp.	2,542	217,417
Honeywell International, Inc.	15,859	946,941
Huntington Ingalls Industries, Inc.*	7,801	323,728
ITT Corp.	3,708	222,665
L-3 Communications Holdings, Inc.	2,309	180,818
Lockheed Martin Corp.	5,802	466,481
Northrop Grumman Corp.	5,902	370,114
Precision Castparts Corp.	2,900	426,822
Raytheon Co.	7,275	370,079
Rockwell Collins, Inc.	3,170	205,511
Textron, Inc.	5,583	152,918
United Technologies Corp.	18,632	1,577,199

		7,507,728

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	3,369	249,744
Expeditors International of Washington, Inc.	4,279	214,549
FedEx Corp.	6,371	596,007
TNT N.V	82,618	2,119,261
United Parcel Service, Inc., Class B	20,000	1,486,400

		4,665,961

Airlines (0.0%)
Southwest Airlines Co.	15,028	189,804

Building Products (0.4%)
Masco Corp.	7,243	100,823
Owens Corning, Inc.*	84,474	3,040,219

		3,141,042

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,217	93,025
Cintas Corp.	2,557	77,400
Iron Mountain, Inc.	4,000	124,920
Pitney Bowes, Inc.	4,169	107,102
R.R. Donnelley & Sons Co.	4,161	78,726
Republic Services, Inc.	6,214	186,669
Stericycle, Inc.*	1,712	151,803
Waste Management, Inc.	9,617	359,099

		1,178,744

Construction & Engineering (0.1%)
Fluor Corp.	3,613	266,134
Jacobs Engineering Group, Inc.*	2,536	130,426
Quanta Services, Inc.*	4,255	95,440

		492,000

Electrical Equipment (0.5%)
Alstom S.A.	38,336	2,266,910
Emerson Electric Co.	15,252	891,174
Rockwell Automation, Inc.	2,861	270,794
Roper Industries, Inc.	1,928	166,695

		3,595,573

Industrial Conglomerates (1.5%)
3M Co.	14,419	1,348,177
General Electric Co.	214,760	4,305,938
Koninklijke Philips Electronics N.V.*	62,428	1,995,508
Orkla ASA	378,976	3,673,091
Tyco International Ltd.	9,582	428,986

		11,751,700

Machinery (0.9%)
Caterpillar, Inc.	12,920	1,438,642
Cummins, Inc.	4,001	438,590
Danaher Corp.	10,932	567,371
Deere & Co.	8,516	825,115
Dover Corp.	3,753	246,722
Eaton Corp.	6,885	381,705
Federal Signal Corp.	98,518	641,352
Flowserve Corp.	1,128	145,286
Illinois Tool Works, Inc.	10,081	541,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ingersoll-Rand plc.	6,666	$322,035
Joy Global, Inc.	2,119	209,378
PACCAR, Inc.	7,352	384,877
Pall Corp.	2,353	135,556
Parker Hannifin Corp.	3,262	308,846
Snap-On, Inc.	1,159	69,610

		6,656,636

Marine (0.6%)
A. P. Moller - Maersk A/S, Class B	479	4,505,761

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,023	82,085
Equifax, Inc.	2,521	97,941
Robert Half International, Inc.	2,977	91,096

		271,122

Road & Rail (0.3%)
CSX Corp.	7,491	588,793
Norfolk Southern Corp.	7,202	498,883
Ryder System, Inc.	1,057	53,484
Union Pacific Corp.	9,950	978,383

		2,119,543

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,994	194,101
W.W. Grainger, Inc.	1,171	161,223

		355,324

Total Industrials		46,430,938

Information Technology (9.9%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	271,623	4,658,334
F5 Networks, Inc.*	1,631	167,292
Harris Corp.	2,603	129,109
JDS Uniphase Corp.*	4,469	93,134
Juniper Networks, Inc.*	10,819	455,264
Motorola Mobility Holdings, Inc.*	5,925	144,570
Motorola Solutions, Inc.*	59,233	2,647,123
QUALCOMM, Inc.	33,245	1,822,823
Tellabs, Inc.	7,334	38,430

		10,156,079

Computers & Peripherals (1.9%)
Apple, Inc.*	18,633	6,492,669
Dell, Inc.*	34,122	495,110
EMC Corp.*	41,838	1,110,799
Hewlett-Packard Co.	139,214	5,703,598
Lexmark International, Inc., Class A*	1,641	60,783
NetApp, Inc.*	7,440	358,459
SanDisk Corp.*	4,732	218,098
Western Digital Corp.*	4,767	177,761

		14,617,277

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	3,504	190,582
Corning, Inc.	31,800	656,034
FLIR Systems, Inc.	3,189	110,371
Jabil Circuit, Inc.	3,955	80,801
Molex, Inc.	2,776	69,733
TE Connectivity Ltd.	68,968	2,401,466

		3,508,987

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	3,785	143,830
eBay, Inc.*	23,100	717,024
Google, Inc., Class A*	5,072	2,973,257
Monster Worldwide, Inc.*	2,624	41,722
VeriSign, Inc.	3,512	127,169
Yahoo!, Inc.*	26,301	437,912

		4,440,914

IT Services (1.0%)
Automatic Data Processing, Inc.	10,040	515,152
Cognizant Technology Solutions Corp., Class A*	6,123	498,412
Computer Sciences Corp.	3,114	151,745
Fidelity National Information Services, Inc.	5,385	176,036
Fiserv, Inc.*	2,954	185,275
International Business Machines Corp.	24,665	4,022,122
Mastercard, Inc., Class A	1,959	493,119
Paychex, Inc.	6,488	203,464
SAIC, Inc.*	5,941	100,522
Teradata Corp.*	3,374	171,062
Total System Services, Inc.	3,344	60,259
Visa, Inc., Class A	9,832	723,832
Western Union Co.	13,081	271,692

		7,572,692

Office Electronics (0.8%)
Xerox Corp.	618,005	6,581,753

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	11,641	100,113
Altera Corp.	6,471	284,853
Analog Devices, Inc.	6,012	236,753
Applied Materials, Inc.	26,847	419,350
Broadcom Corp., Class A	9,618	378,757
First Solar, Inc.*	1,083	174,190
Intel Corp.	110,995	2,238,769
KLA-Tencor Corp.	3,371	159,684
Linear Technology Corp.	4,588	154,294
LSI Corp.*	515,982	3,508,678
Maxim Integrated Products, Inc.	7,896	202,138
MEMC Electronic Materials, Inc.*	4,587	59,447
Microchip Technology, Inc.	3,811	144,856
Micron Technology, Inc.*	17,346	198,785
National Semiconductor Corp.	4,784	68,603
Novellus Systems, Inc.*	1,824	67,725
NVIDIA Corp.*	11,751	216,923
Teradyne, Inc.*	3,752	66,823
Texas Instruments, Inc.	23,691	818,761
Xilinx, Inc.	5,220	171,216

		9,670,718

Software (2.5%)
Adobe Systems, Inc.*	10,264	340,354
Autodesk, Inc.*	4,630	204,229
BMC Software, Inc.*	3,668	182,446
CA, Inc.	7,864	190,152
Citrix Systems, Inc.*	3,795	278,781
Compuware Corp.*	4,503	52,010
Electronic Arts, Inc.*	6,661	130,089
Intuit, Inc.*	5,508	292,475
Microsoft Corp.	411,555	10,437,035
Nintendo Co., Ltd.	7,477	2,019,815
Novell, Inc.*	7,085	42,014
Oracle Corp.	78,683	2,625,652
Red Hat, Inc.*	3,903	177,157
Salesforce.com, Inc.*	2,392	319,523
Symantec Corp.*	121,217	2,247,363

		19,539,095

Total Information Technology		76,087,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Materials (3.3%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	4,347	$392,012
Airgas, Inc.	1,502	99,763
CF Industries Holdings, Inc.	1,454	198,892
Dow Chemical Co.	23,621	891,693
E.I. du Pont de Nemours & Co.	18,640	1,024,641
Eastman Chemical Co.	1,462	145,206
Ecolab, Inc.	4,713	240,457
FMC Corp.	1,462	124,168
International Flavors & Fragrances, Inc.	1,611	100,365
Linde AG	29,047	4,587,885
Monsanto Co.	10,900	787,634
PPG Industries, Inc.	3,248	309,242
Praxair, Inc.	6,125	622,300
Sherwin-Williams Co.	1,830	153,702
Sigma-Aldrich Corp.	2,447	155,727

		9,833,687

Construction Materials (0.0%)
Vulcan Materials Co.	2,665	121,524

Containers & Packaging (0.0%)
Ball Corp.	3,422	122,679
Bemis Co., Inc.	2,201	72,215
Owens-Illinois, Inc.*	3,299	99,597
Sealed Air Corp.	3,219	85,818

		380,309

Metals & Mining (0.9%)
AK Steel Holding Corp.	2,230	35,189
Alcoa, Inc.	21,493	379,351
Allegheny Technologies, Inc.	1,985	134,424
Cliffs Natural Resources, Inc.	2,759	271,155
Freeport-McMoRan Copper & Gold, Inc.	19,143	1,063,394
Newmont Mining Corp.	9,976	544,490
Nucor Corp.	6,338	291,675
ThyssenKrupp AG	94,067	3,843,378
Titanium Metals Corp.*	1,817	33,760
United States Steel Corp.	2,908	156,858

		6,753,674

Paper & Forest Products (1.1%)
Domtar Corp.	23,168	2,126,359
International Paper Co.	167,226	5,046,881
MeadWestvaco Corp.	44,656	1,354,416

		8,527,656

Total Materials		25,616,850

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	119,559	3,658,505
Cable & Wireless Communications plc	1,567,107	1,145,357
Cable & Wireless Worldwide plc	455,124	382,943
CenturyLink, Inc.	6,181	256,820
Frontier Communications Corp.	20,099	165,214
Qwest Communications International, Inc.	34,978	238,900
Telefonica S.A.	186,226	4,662,138
Verizon Communications, Inc.	57,198	2,204,411
Windstream Corp.	10,200	131,274

		12,845,562

Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A*	8,042	416,736
MetroPCS Communications, Inc.*	5,282	85,780
Sprint Nextel Corp.*	60,192	279,291
Vodafone Group plc	2,043,120	5,784,916

		6,566,723

Total Telecommunication Services		19,412,285

Utilities (3.0%)
Electric Utilities (1.9%)
AET&D Holdings(b)*†	350,436	—
American Electric Power Co., Inc.	9,724	341,701
Brookfield Infrastructure Partners LP	84,104	1,868,791
Duke Energy Corp.	26,725	485,059
E.ON AG	124,850	3,813,001
Edison International	6,562	240,104
Entergy Corp.	24,654	1,656,995
Exelon Corp.	84,988	3,504,905
FirstEnergy Corp.	8,411	311,964
NextEra Energy, Inc.	8,514	469,292
Northeast Utilities	3,533	122,242
Pepco Holdings, Inc.	4,414	82,321
Pinnacle West Capital Corp.	2,200	94,138
PPL Corp.	9,809	248,168
Progress Energy, Inc.	5,925	273,380
Southern Co.	17,103	651,795

		14,163,856

Gas Utilities (0.0%)
Nicor, Inc.	905	48,598
Oneok, Inc.	2,151	143,859

		192,457

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	13,452	174,876
Constellation Energy Group, Inc.	4,074	126,823
NRG Energy, Inc.*	119,903	2,582,711

		2,884,410

Multi-Utilities (0.7%)
Ameren Corp.	4,825	135,438
CenterPoint Energy, Inc.	8,700	152,772
CMS Energy Corp.	5,100	100,164
Consolidated Edison, Inc.	5,862	297,321
Dominion Resources, Inc.	11,713	523,571
DTE Energy Co.	3,427	167,786
GDF Suez S.A.	63,585	2,590,739
Integrys Energy Group, Inc.	1,546	78,088
NiSource, Inc.	5,571	106,852
PG&E Corp.	8,014	354,058
Public Service Enterprise Group, Inc.	10,205	321,560
SCANA Corp.	2,273	89,488
Sempra Energy	4,844	259,154
TECO Energy, Inc.	4,293	80,537
Wisconsin Energy Corp.	4,694	143,167
Xcel Energy, Inc.	9,762	233,214

		5,633,909

Total Utilities		22,874,632

Total Common Stocks (75.9%) (Cost $465,513,678)		583,351,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (1.8%)
Consumer Discretionary (0.1%)
Auto Components (0.0%)
International Automotive Components Group North America LLC Term Loan
9.000%, 12/31/49(b)†	$26,900	$26,900

Media (0.1%)
Clear Channel Communications, Inc.
3.912%, 1/29/16	288,244	251,132
Term Loan
3.953%, 1/29/16(l)	535,000	465,271

		716,403

Total Consumer Discretionary		743,303

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
OPTI Canada, Inc.
9.000%, 12/15/12§	202,000	205,282
9.750%, 8/15/13§	217,000	217,543

Total Energy		422,825

Financials (1.1%)
Capital Markets (0.3%)
CG Investor LLC I
12.000%, 7/31/12(b)†	1,473,800	960,918
CG Investor LLC II
12.000%, 7/31/12(b)†	1,473,800	960,917
CG Investor LLC III
12.000%, 7/31/12(b)†	736,900	480,459

		2,402,294

Commercial Banks (0.1%)
CIT Group, Inc. Term Loan
6.250%, 8/11/15	884,871	895,458

Diversified Financial Services (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14(b)(h)†	2,014,000	—

Real Estate Management & Development (0.7%)
Realogy Corp.
4.562%, 10/10/16	3,503,802	3,295,764
7.875%, 2/15/19§	471,000	467,467
Term Loan
3.292%, 12/15/13(l)	303,819	287,109
3.510%, 12/15/13(l)	1,023,628	935,340
13.500%, 10/15/17	155,000	167,787

		5,153,467

Total Financials		8,451,219

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49(b)†	1,510,000	—

Total Industrials		—

Materials (0.0%)
Containers & Packaging (0.0%)
Smurfit-Stone Container Enterprises, Inc. Term Loan
6.750%, 2/22/16	363,942	364,624

Total Materials		364,624

Utilities (0.5%)
Electric Utilities (0.5%)
Boston Generating LLC Term Loan
4.560%, 12/20/13(h)(l)	7,801	4,602
6.500%, 12/20/13(h)(l)	67,793	39,998
6.500%, 12/21/13(l)	1,112	656
Texas Competitive Electric Holdings Co. LLC Term Loan
3.759%, 10/10/14(l)	4,474,025	3,752,242

Total Utilities		3,797,498

Total Corporate Bonds		13,779,469

Total Long-Term Debt Securities (1.8%) (Cost $16,226,587)		13,779,469

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (3.9%)
Federal Home Loan Bank
0.00%, 4/1/11 (o)(p)	$9,900,000	9,900,000
U.S. Treasury Bills
0.04%, 4/14/11 (p)	3,000,000	2,999,958
0.05%, 4/28/11 (p)	2,000,000	1,999,922
0.05%, 5/19/11 (p)	2,000,000	1,999,862
0.05%, 5/26/11 (p)	3,000,000	2,999,763
0.07%, 6/16/11 (p)	2,000,000	1,999,684
0.10%, 7/7/11 (p)	3,000,000	2,999,175
0.14%, 8/25/11 (p)	5,000,000	4,997,165

Total Government Securities		29,895,529

	Number of Shares	Value (Note 1)
Short-Term Investment (17.2%)
BlackRock Liquidity Funds TempFund
0.14% ‡	132,203,634	132,203,634

	Principal Amount	Value (Note 1)
Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$114,678	114,678

Total Short-Term Investments (21.1%) (Cost $162,211,973)		162,213,841

Total Investments (98.8%) (Cost $643,952,238)		759,344,356
Other Assets Less Liabilities (1.2%)		9,572,467

Net Assets (100%)		$768,916,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

*	Non-income producing.

†	Securities (totaling $7,176,744 or 0.9% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $1,674,724 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2011.

(p)	Yield to maturity.

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$130,395,855	$31,642,845	$29,835,066	$132,203,634	$50,561	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,179	June-11	$142,768,327	$143,922,950	$1,154,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 5/12/11	Deutsche Bank AG	545	$873,435	$871,765	$1,670
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	226	43,008	41,853	1,155
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	516	98,074	96,454	1,620
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	226	42,943	42,748	195
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	606	115,111	111,527	3,584
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	568	107,895	105,673	2,222
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	391	74,357	72,488	1,869
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	591	112,377	110,231	2,146
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	324	61,587	60,691	896
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	400	76,003	74,500	1,503
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	395	75,052	75,252	(200)
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	204	38,705	38,217	488
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	66	12,601	12,624	(23)
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	364	69,167	69,286	(119)
Danish Krone vs. U.S. Dollar, expiring 4/26/11	Deutsche Bank AG	282	53,626	53,431	195
Danish Krone vs. U.S. Dollar, expiring 4/26/11	State Street Bank & Trust	479	90,994	90,949	45
Danish Krone vs. U.S. Dollar, expiring 4/26/11	State Street Bank & Trust	607	115,265	111,747	3,518
Danish Krone vs. U.S. Dollar, expiring 4/26/11	State Street Bank & Trust	250	47,502	45,578	1,924
European Union Euro vs. U.S. Dollar, expiring 1/18/11	Deutsche Bank AG	270	359,231	359,231	—
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Barclays Bank plc	80	113,356	111,061	2,295
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Bank of America	17,845	214,554	219,947	(5,393)
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	11,022	132,519	132,758	(239)
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	8,884	106,817	107,216	(399)
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Bank of America	133	144,685	138,301	6,384
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Bank of America	121	131,241	124,963	6,278
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Bank of America	109	118,548	116,353	2,195
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Deutsche Bank AG	212	230,971	216,571	14,400
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Deutsche Bank AG	358	389,458	358,272	31,186
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Deutsche Bank AG	313	340,607	340,375	232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Deutsche Bank AG	80	$87,112	$85,635	$1,477
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Deutsche Bank AG	120	130,136	124,504	5,632
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	State Street Bank & Trust	120	130,559	125,268	5,291

					$92,027

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 5/12/11	Deutsche Bank AG	16,082	$25,794,977	$25,786,722	$8,255
British Pound vs. U.S. Dollar, expiring 5/12/11	HSBC Bank plc	400	645,242	641,395	3,847
Danish Krone vs. U.S. Dollar, expiring 4/26/11	State Street Bank & Trust	7,946	1,432,716	1,509,876	(77,160)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Bank of America	130	174,586	183,695	(9,109)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Barclays Bank plc	125	170,014	177,198	(7,184)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	270	359,231	383,028	(23,797)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	148	199,802	210,411	(10,609)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	205	278,183	290,275	(12,092)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	270	359,231	359,231	—
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	81	109,999	114,177	(4,178)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	148	201,621	209,270	(7,649)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	247	336,211	349,594	(13,383)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	166	226,659	235,201	(8,542)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	121	165,690	171,257	(5,567)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	172	234,201	244,043	(9,842)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	246	336,046	348,586	(12,540)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	500	685,500	708,472	(22,972)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	168	231,185	238,410	(7,225)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	106	143,823	150,501	(6,678)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	86	120,388	122,052	(1,664)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	Deutsche Bank AG	81	110,112	114,316	(4,204)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	HSBC Bank plc	1,120	1,521,991	1,586,977	(64,986)
European Union Euro vs. U.S. Dollar, expiring 4/15/11	State Street Bank & Trust	20,275	26,995,783	28,728,122	(1,732,339)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Bank of America	2,144	$26,000	$25,779	$221
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Barclays Bank plc	130,815	1,613,889	1,572,820	41,069
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	4,585	55,070	55,128	(58)
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	4,093	50,000	49,210	790
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	2,276	27,500	27,362	138
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	6,700	82,951	80,555	2,396
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	12,500	151,167	150,290	877
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	4,972	60,001	59,775	226
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	4,780	58,373	57,471	902
Japanese Yen vs. U.S. Dollar, expiring 4/20/11	Deutsche Bank AG	11,500	137,981	138,267	(286)
Norwegian Krone vs. U.S. Dollar, expiring 5/18/11	Bank of America	17,736	3,019,356	3,199,311	(179,955)
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Bank of America	100	104,932	108,890	(3,958)
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Deutsche Bank AG	4,226	4,383,036	4,601,338	(218,302)
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	Deutsche Bank AG	300	315,650	326,669	(11,019)
Swiss Franc vs. U.S. Dollar, expiring 5/10/11	State Street Bank & Trust	2,644	2,741,547	2,878,989	(137,442)

					$(2,534,019)

					$(2,441,992)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$48,356,920	$6,014,613	$104,669	$54,476,202
Consumer Staples	73,329,589	29,092,913	—	102,422,502
Energy	51,018,572	9,209,960	—	60,228,532
Financials	78,502,568	11,898,163	5,427,313	95,828,044
Health Care	79,973,546	—	—	79,973,546
Industrials	31,870,407	14,560,531	—	46,430,938
Information Technology	74,067,700	2,019,815	—	76,087,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$17,185,587	$8,431,263	$—	$25,616,850
Telecommunication Services	7,436,931	11,975,354	—	19,412,285
Utilities	16,470,892	6,403,740	—	22,874,632
Corporate Bonds
Consumer Discretionary	—	716,403	26,900	743,303
Energy	—	422,825	—	422,825
Financials	—	6,048,925	2,402,294	8,451,219
Industrials	—	–	—	–
Materials	—	364,624	—	364,624
Utilities	—	3,797,498	—	3,797,498
Forward Currency Contracts	—	157,121	—	157,121
Futures	1,154,623	–	—	1,154,623
Short-Term Investments	—	162,213,841	—	162,213,841

Total Assets	$479,367,335	$273,327,589	$7,961,176	$760,656,100

Liabilities:
Forward Currency Contracts	$—	$(2,599,113)	$—	$(2,599,113)

Total Liabilities	$—	$(2,599,113)	$—	$(2,599,113)

Total	$479,367,335	$270,728,476	$7,961,176	$758,056,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Investments in Common Stock- Financials	Investments in Corporate Bonds- Consumer Discretionary
Balance as of 12/31/10	$101,893	$5,374,176	$26,900
Total gains or losses (realized/unrealized) included in earnings	2,776	53,137	(1,027)
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	1,027
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$104,669	$5,427,313	$26,900

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$2,776	$53,137	$(1,027)

	Investments in Corporate Bonds- Financials	Investments in Corporate Bonds- Industrials
Balance as of 12/31/10	$2,387,556	$—
Total gains or losses (realized/unrealized) included in earnings	14,738	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$2,402,294	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$14,738	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,583,095
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,167,628

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,799,628
Aggregate gross unrealized depreciation	(23,899,673)

Net unrealized appreciation	$97,899,955

Federal income tax cost of investments	$661,444,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Brazil (2.7%)
All America Latina Logistica S.A.	40,100	$330,349
BM&F Bovespa S.A.	305,300	2,215,910
Cia de Bebidas das Americas (Preference) (ADR)	112,050	3,172,136
Embraer S.A. (ADR)	106,870	3,601,519
Multiplus S.A.	13,900	244,430

		9,564,344

Finland (0.9%)
Fortum Oyj*	93,629	3,179,277

		3,179,277

France (5.5%)
LVMH Moet Hennessy Louis Vuitton S.A.	34,000	5,382,242
PPR S.A.	11,460	1,756,476
Societe Generale S.A.	39,301	2,553,725
Technip S.A.	49,320	5,259,697
Total S.A.	69,560	4,234,522

		19,186,662

Germany (9.6%)
Allianz SE (Registered)	38,092	5,346,034
Bayer AG (Registered)	42,524	3,292,880
Bayerische Motoren Werke (BMW) AG	7,330	610,300
Bayerische Motoren Werke (BMW) AG (Preference)	84,676	4,800,713
Linde AG	14,509	2,291,652
SAP AG	111,502	6,826,491
Siemens AG (Registered)	76,683	10,509,974

		33,678,044

India (1.8%)
DLF Ltd.	41,502	249,924
Infosys Technologies Ltd.	63,843	4,640,303
Wire and Wireless India Ltd.*	150,325	31,855
Zee Entertainment Enterprises Ltd.	461,007	1,277,732
Zee Learn Ltd.*	44,978	23,450

		6,223,264

Ireland (1.0%)
XL Group plc	144,820	3,562,572

		3,562,572

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. (ADR)	28,780	1,443,893

		1,443,893

Italy (1.8%)
Lottomatica S.p.A.	48,125	866,857
Prysmian S.p.A.	82,130	1,762,215
Tod’s S.p.A.	30,791	3,628,417

		6,257,489

Japan (10.5%)
Dai-ichi Life Insurance Co., Ltd.	2,504	3,777,975
FANUC Corp.	13,400	2,028,204
Hoya Corp.	126,743	2,892,020
KDDI Corp.	571	3,535,285
Keyence Corp.	11,670	2,986,948
Kyocera Corp.	19,420	1,968,149
Mitsubishi Tanabe Pharma Corp.	93,000	1,509,377
Murata Manufacturing Co., Ltd.	65,020	4,682,253
Nidec Corp.	20,960	1,814,282
Nintendo Co., Ltd.	7,240	1,955,792
Secom Co., Ltd.	41,886	1,946,254
Sony Corp.	155,450	4,978,586
Sumitomo Mitsui Financial Group, Inc.	87,900	2,732,741

		36,807,866

Mexico (3.3%)
America Movil S.A.B. de C.V. (ADR)	13,930	809,333
Fomento Economico Mexicano S.A.B. de C.V.	810,889	4,763,298
Grupo Modelo S.A.B. de C.V., Series C	342,881	2,061,129
Grupo Televisa S.A. (ADR)*	161,790	3,968,709

		11,602,469

Netherlands (3.4%)
European Aeronautic Defence and Space Co. N.V.*	170,550	4,964,589
Koninklijke Philips Electronics N.V.*	142,198	4,545,351
TNT N.V.	87,804	2,252,289

		11,762,229

South Korea (0.5%)
Shinsegae Co., Ltd.	7,453	1,773,311

		1,773,311

Spain (2.4%)
Banco Bilbao Vizcaya Argentaria S.A.	319,232	3,873,130
Inditex S.A.	57,988	4,653,065

		8,526,195

Sweden (6.9%)
Assa Abloy AB, Class B	190,339	5,473,237
Investor AB, Class B	163,221	3,961,637
Telefonaktiebolaget LM Ericsson, Class B	1,136,087	14,651,291

		24,086,165

Switzerland (6.2%)
Basilea Pharmaceutica AG (Registered)*	1,697	122,310
Credit Suisse Group AG (Registered)	178,244	7,574,157
Nestle S.A. (Registered)	63,352	3,631,446
Roche Holding AG	12,202	1,742,953
Transocean Ltd.*	52,493	4,091,829
UBS AG (Registered)*	261,961	4,700,182

		21,862,877

Taiwan (1.7%)
MediaTek, Inc.	181,016	2,080,608
Taiwan Semiconductor Manufacturing Co., Ltd.	1,592,709	3,823,823

		5,904,431

United Kingdom (4.7%)
3i Group plc	320,762	1,538,039
HSBC Holdings plc	363,800	3,823,418
Prudential plc	311,370	3,528,966
Unilever plc	134,097	4,087,250
Vodafone Group plc	1,277,170	3,616,195

		16,593,868

United States (35.1%)
3M Co.	45,970	4,298,195
Adobe Systems, Inc.*	127,960	4,243,154
Aetna, Inc.	124,150	4,646,935
Aflac, Inc.	57,620	3,041,184
Allergan, Inc.	11,440	812,469
Altera Corp.	176,020	7,748,400
Amgen, Inc.*	14,050	750,973
Amylin Pharmaceuticals, Inc.*	125,430	1,426,139
Automatic Data Processing, Inc.	68,400	3,509,604
Carnival Corp.	132,000	5,063,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive Co.	57,610	$4,652,584
Corning, Inc.	165,510	3,414,471
Dendreon Corp.*	23,840	892,331
eBay, Inc.*	302,410	9,386,806
Emerson Electric Co.	54,180	3,165,737
Fidelity National Financial, Inc., Class A	117,310	1,657,590
Gilead Sciences, Inc.*	27,620	1,172,193
Goldman Sachs Group, Inc.	23,320	3,695,520
Intuit, Inc.*	124,870	6,630,597
Juniper Networks, Inc.*	159,700	6,720,176
Maxim Integrated Products, Inc.	173,230	4,434,688
McDonald’s Corp.	68,690	5,226,622
McGraw-Hill Cos., Inc.	46,870	1,846,678
Microsoft Corp.	191,520	4,856,947
Pfizer, Inc.	46,180	937,916
Regeneron Pharmaceuticals, Inc.*	11,050	496,587
Shuffle Master, Inc.*	75,020	801,214
SLM Corp.*	150,390	2,300,967
Theravance, Inc.*	70,660	1,711,385
Tiffany & Co.	95,220	5,850,317
Wal-Mart Stores, Inc.	57,880	3,012,654
Walt Disney Co.	138,130	5,952,022
WellPoint, Inc.	73,090	5,100,951
Zimmer Holdings, Inc.*	63,840	3,864,235

		123,321,761

Total Common Stocks (98.4%) (Cost $295,714,037)		345,336,717

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.0%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $7,101,287)	$7,101,287	$7,101,287

Total Investments (100.4%) (Cost $302,815,324)		352,438,004
Other Assets Less Liabilities (-0.4%)		(1,444,796)

Net Assets (100%)		$350,993,208

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	16.2%
Consumer Staples	7.8
Energy	3.9
Financials	17.1
Health Care	8.3
Industrials	13.5
Information Technology	27.8
Information Technology
Communications Equipment	6.1%
Electronic Equipment, Instruments & Components	4.5
Internet Software & Services	2.7
IT Services	2.3
Semiconductors & Semiconductor Equipment	5.2
Software	7.0
Total Information Technology	27.8
Materials	0.7
Telecommunication Services	2.2
Utilities	0.9
Cash and Other	1.6

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,709,082	$28,009,693	$—	$56,718,775
Consumer Staples	17,661,801	9,492,007	—	27,153,808
Energy	4,091,829	9,494,219	—	13,586,048
Financials	16,473,743	43,659,928	—	60,133,671
Health Care	23,256,007	6,667,520	—	29,923,527
Industrials	11,640,230	35,296,395	—	46,936,625
Information Technology	50,944,843	46,507,678	—	97,452,521
Materials	—	2,291,652	—	2,291,652
Telecommunication Services	809,333	7,151,480	—	7,960,813
Utilities	—	3,179,277	—	3,179,277
Short-Term Investments	—	7,101,287	—	7,101,287

Total Assets	$153,586,868	$198,851,136	$—	$352,438,004

Total Liabilities	$—	$—	$—	$—

Total	$153,586,868	$198,851,136	$—	$352,438,004

Investment security transactions for the three months ended March 31,2011 were as follows:

Cost of Purchases:
Stocks	$56,216,199
Net Proceeds of Sales and Redemptions:
Stocks	$13,916,936

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,613,657
Aggregate gross unrealized depreciation	(6,157,141)

Net unrealized appreciation	$41,456,516

Federal income tax cost of investments	$310,981,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.3%)
Asset-Backed Securities (7.4%)
Access Group, Inc., Series 2008-1 A
1.603%, 10/27/25(l)	$17,213,798	$17,543,968
American Express Credit Account Master Trust, Series 2009-1 A
1.605%, 12/15/14(l)	2,000,000	2,026,028
Bank of America Credit Card Trust, Series 2006-A15 A15
0.255%, 4/15/14(l)	10,437,000	10,437,000
Series 2006-A6 A6
0.285%, 11/15/13(l)	14,350,000	14,344,343
Bank One Issuance Trust, Series 2004-A5 A5
0.385%, 3/17/14(l)	2,000,000	1,999,776
BMW Vehicle Lease Trust, Series 2010-1 A1
0.298%, 10/17/11	2,725,746	2,725,221
Capital Auto Receivables Asset Trust, Series 2008-2 A3B
1.705%, 10/15/12(l)	2,045,003	2,051,619
Chase Issuance Trust, Series 2006-A4 A4
0.275%, 10/15/13(l)	2,175,000	2,173,805
Series 2008-A9 A9
4.260%, 5/15/13	12,000,000	12,050,982
Series 2009-A2 A2
1.805%, 4/15/14(l)	21,800,000	22,107,421
Series 2009-A3 A3
2.400%, 6/17/13	20,000,000	20,075,254
Chrysler Financial Auto Securitization Trust, Series 2010-A A1
0.336%, 10/11/11§	2,139,904	2,139,633
Citibank Omni Master Trust, Series 2009-A14A A14
3.005%, 8/15/18(l)§	5,000,000	5,279,376
Series 2009-A8 A8
2.355%, 5/16/16(l)§	24,500,000	24,857,247
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 A3A
0.330%, 1/25/37(l)	228,727	170,690
Collegiate Funding Services Education Loan Trust I, Series 2005-B A2
0.409%, 12/28/21(l)	12,323,703	12,197,734
Daimler Chrysler Auto Trust, Series 2008-B A3B
1.740%, 9/10/12(l)	161,108	161,294
EFS Volunteer LLC, Series 2010-1 A1
1.160%, 10/26/26(l)§	2,117,749	2,119,962
Ford Credit Auto Owner Trust, Series 2008-C A3
1.675%, 6/15/12(l)	4,048,364	4,053,187
Series 2009-A A3B
2.755%, 5/15/13(l)	16,760,426	16,898,802
GSAA Home Equity Trust, Series 2007-6 A4
0.550%, 5/25/47(l)	700,000	451,374
Massachusetts Educational Financing Authority, Series 2008-1 A1
1.253%, 4/25/38(l)	1,260,886	1,250,426
Nelnet Education Loan Funding, Inc., Series 2004-2A A4
0.452%, 8/26/19(l)	2,500,000	2,473,432
Nelnet Student Loan Trust, Series 2008-4 A2
1.003%, 7/25/18(l)	2,470,412	2,482,712
Nissan Auto Receivables Owner Trust, Series 2010-A A1
0.356%, 10/17/11	4,737,106	4,736,380
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2 A1
1.435%, 10/1/35(l)	3,000,000	3,026,028
Plymouth Rock CLO Ltd./Plymouth Rock CLO, Inc., Series 2010-1A A
1.920%, 2/16/19(l)§†	2,700,000	2,695,840
SLM Student Loan Trust, Series 2004-8 A4
0.443%, 1/27/20(l)	6,768,045	6,757,361
Series 2004-9 A4
0.433%, 4/25/17(l)	1,331,018	1,330,403
Series 2005-6 A4
0.393%, 4/25/22(l)	3,430,400	3,421,099
Series 2006-3 A3
0.343%, 4/25/17(l)	1,291	1,291
Series 2006-8 A2
0.303%, 10/25/16(l)	81,471	81,462
Series 2007-3 A3
0.343%, 4/25/19(l)	8,700,000	8,408,740
Series 2007-6 A1
0.473%, 4/27/15(l)	1,080,960	1,080,687
Series 2008-2 A2
0.753%, 1/25/17(l)	7,700,000	7,709,486
Series 2008-9 A
1.803%, 4/25/23(l)	19,319,900	20,038,679
Series 2009-B A1
6.255%, 7/15/42(l)§	9,577,979	9,216,464
Series 2009-C A
4.500%, 11/16/43(l)§	13,430,880	13,010,594

		263,585,800

Non-Agency CMO (2.9%)
American Home Mortgage Assets, Series 2006-1 2A1
0.440%, 5/25/46(l)	9,112,047	5,373,192
Banc of America Commercial Mortgage, Inc., Series 2007-3 A2
5.658%, 6/10/49(l)	1,032,269	1,058,392
Series 2007-3 A2FL
0.428%, 6/10/49(l)§	1,032,269	991,087
Series 2007-3 A4
5.658%, 6/10/49(l)	1,400,000	1,472,018
Series 2007-4 A4
5.742%, 2/10/51(l)	1,400,000	1,512,103
Banc of America Mortgage Securities, Inc., Series 2004-1 5A1
6.500%, 9/25/33	23,670	24,159
Banc of America Re-Remic Trust, Series 2011-STRP A1
1.274%, 1/17/49(b)§	5,500,000	5,499,141
Series 2011-STRP A10
1.464%, 12/17/49(b)§	2,000,000	1,999,140
BCAP LLC Trust, Series 2006-AA2 A1
0.420%, 1/25/37(l)	1,232,758	731,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
BCRR Trust, Series 2010-LEAF 11A
4.230%, 12/22/35§	$213,500	$217,673
Series 2010-LEAF 15A
4.230%, 5/22/33§	99,436	99,383
Series 2010-LEAF 16A
4.230%, 8/22/33§	400,000	402,967
Series 2010-LEAF 17A
4.230%, 8/22/33§	70,000	70,541
Series 2010-LEAF 18A
4.230%, 8/22/33§	980,606	982,808
Series 2010-LEAF 19A
4.230%, 6/22/38§	192,015	194,330
Series 2010-LEAF 20A
4.230%, 12/22/35§	3,268,258	3,339,830
Series 2010-LEAF 22A
4.230%, 9/22/35§	34,183	34,167
Series 2010-LEAF 23A
4.230%, 4/22/34§	67,760	67,735
Series 2010-LEAF 24A
4.230%, 4/22/35§	118,287	118,672
Series 2010-LEAF 25A
4.230%, 5/22/34§	650,000	662,853
Series 2010-LEAF 26A
4.230%, 5/22/34§	470,000	483,715
Series 2010-LEAF 2A
4.230%, 2/22/41§	145,000	150,128
Series 2010-LEAF 32A
4.230%, 12/22/32§	220,000	219,830
Series 2010-LEAF 34A
4.230%, 12/22/28§	119,069	119,357
Series 2010-LEAF 35A
4.230%, 11/22/33§	1,470,000	1,485,594
Series 2010-LEAF 36A
4.230%, 3/22/31§	293,854	299,493
Series 2010-LEAF 37A
4.230%, 3/22/34§	80,000	81,971
Series 2010-LEAF 39A
4.230%, 3/22/34§	31,634	31,595
Series 2010-LEAF 3A
4.230%, 2/22/41§	108,915	111,250
Series 2010-LEAF 41A
4.230%, 12/22/35§	200,000	200,004
Series 2010-LEAF 43A
4.230%, 11/22/36§	390,000	395,606
Series 2010-LEAF 44A
4.230%, 4/22/34§	260,000	266,555
Series 2010-LEAF 4A
4.230%, 4/22/36§	340,000	339,697
Series 2010-LEAF 5A
4.230%, 5/22/35§	350,000	352,296
Series 2010-LEAF 6A
4.230%, 6/22/35§	241,859	245,916
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11 1A2
2.770%, 2/25/33(l)	16,265	14,850
Series 2003-3 3A2
2.649%, 5/25/33(l)	125,096	122,217
Series 2003-8 2A1
2.859%, 1/25/34(l)	9,051	8,964
Series 2003-8 4A1
3.075%, 1/25/34(l)	28,681	26,353
Series 2004-10 21A1
3.121%, 1/25/35(l)	3,613,212	3,320,007
Series 2005-2 A1
2.710%, 3/25/35(l)	161,927	155,116
Series 2005-2 A2
2.934%, 3/25/35(l)	50,685	47,880
Series 2005-5 A1
2.290%, 8/25/35(l)	53,181	49,545
Series 2005-5 A2
2.400%, 8/25/35(l)	953,199	864,276
Series 2007-3 1A1
5.297%, 5/25/47(l)	10,005,337	7,335,131
Bear Stearns Alt-A Trust, Series 2005-7 22A1
2.987%, 9/25/35(l)	2,731,306	2,018,432
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
0.380%, 5/25/48(l)§	1,658,346	799,353
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
2.820%, 12/25/35(l)	72,522	67,945
Series 2005-11 A2A
2.670%, 12/25/35(l)	1,011,058	963,151
Series 2005-12 2A1
1.050%, 8/25/35(l)§	901,676	683,953
Series 2005-6 A1
2.510%, 8/25/35(l)	76,420	68,902
Series 2005-6 A2
2.560%, 8/25/35(l)	334,641	301,222
Series 2005-6 A3
2.210%, 8/25/35(l)	46,629	40,984
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	4,288,761
Series 2007-CD4 A2B
5.205%, 12/11/49	2,000,000	2,021,972
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A2
4.630%, 5/10/43	1,060,841	1,073,956
Series 2007-FL14 A1
0.345%, 6/15/22(b)(l)§	426,928	415,057
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	1,455	1,455
Series 2005-61 2A1
0.530%, 12/25/35(l)	30,880	22,459
Series 2005-62 2A1
1.310%, 12/25/35(l)	288,627	191,267
Series 2006-OA22 A1
0.410%, 2/25/47(l)	857,770	552,623
Series 2007-OA7 A1A
0.430%, 5/25/47(l)	196,365	120,200
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
2.820%, 10/19/32(l)	7,202	5,208
Series 2003-HYB3 7A1
2.969%, 11/19/33(l)	51,088	48,211
Series 2004-12 11A1
2.984%, 8/25/34(l)	664,787	501,561
Series 2005-25 A11
5.500%, 11/25/35	1,089,301	959,557
Series 2005-3 1A2
0.540%, 4/25/35(l)	367,817	241,422
Series 2005-R2 1AF1
0.590%, 6/25/35(l)§	131,968	114,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA A1
0.325%, 2/15/22(l)§	$662,902	$639,700
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
0.884%, 3/25/32(l)§	1,470	1,282
Deutsche Alt-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	711,337	709,101
Series 2005-AR2 7A1
5.239%, 10/25/35(l)	386,624	305,846
Series 2006-AB4 A1B1
0.350%, 10/25/36(l)	4,970	2,059
Deutsche Mortgage Securities, Inc., Series 2010-RS2 A1
1.511%, 6/28/47(l)§	2,184,750	2,181,826
Extended Stay America Trust, Series 2010-ESHA XA1
3.128%, 1/5/13 IO(l)§	14,654,810	750,265
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
2.365%, 6/25/34(l)	224,239	200,622
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
2.921%, 8/25/35(l)	437,837	397,163
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	6,238,118
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
0.520%, 11/25/45(l)	50,217	35,283
Series 2006-AR6 A1A
0.330%, 10/25/46(l)	26,586	24,363
GS Mortgage Securities Corp. II, Series 2007-EOP A1
1.142%, 3/6/20(l)§	713,078	713,070
Series 2007-EOP A3
1.535%, 3/6/20(l)§	2,400,000	2,400,849
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.796%, 9/25/35(l)	255,491	243,944
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
0.474%, 5/19/35(l)	41,701	27,447
Series 2006-1 2A1A
0.494%, 3/19/36(l)	309,592	188,498
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
2.677%, 12/25/34(l)	271,420	221,526
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	2,038,873
Series 2010-C2 A1
2.749%, 11/15/43§	244,122	239,779
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7
2.899%, 11/21/34(l)	200,000	196,155
Mellon Residential Funding Corp., Series 2000-TBC3 A1
0.695%, 12/15/30(l)	33,982	31,477
Series 2001-TBC1 A1
0.955%, 11/15/31(l)	137,012	134,811
Merrill Lynch Floating Trust, Series 2006-1 A1
0.325%, 6/15/22(l)§	31,890	31,245
MLCC Mortgage Investors, Inc., Series 2005-2 1A
1.707%, 10/25/35(l)	2,000,975	1,761,964
Series 2005-2 2A
4.250%, 10/25/35(l)	1,863,799	1,646,417
Series 2005-2 3A
1.250%, 10/25/35(l)	322,464	269,751
Series 2005-3 4A
0.500%, 11/25/35(l)	224,787	186,830
Series 2005-3 5A
0.500%, 11/25/35(l)	294,647	255,315
Residential Accredit Loans, Inc., Series 2005-QO1 A1
0.550%, 8/25/35(l)	65,600	43,520
Securitized Asset Sales, Inc., Series 1993-6 A5
2.736%, 11/26/23(l)	3,659	3,441
Sequoia Mortgage Trust, Series 10 2A1
0.634%, 10/20/27(l)	18,808	17,841
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
2.585%, 2/25/34(l)	176,370	160,376
Series 2004-19 2A1
1.712%, 1/25/35(l)	54,071	33,167
Series 2005-17 3A1
2.651%, 8/25/35(l)	247,805	199,787
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
0.584%, 10/19/34(l)	109,678	97,112
Series 2005-AR5 A1
0.504%, 7/19/35(l)	215,836	147,194
Series 2005-AR5 A2
0.504%, 7/19/35(l)	450,092	382,573
Series 2006-AR4 2A1
0.440%, 6/25/36(l)	70,944	49,593
Series 2006-AR5 1A1
0.460%, 5/25/46(l)	2,371,597	1,458,475
Series 2007-AR3 1A1
0.350%, 9/25/47(l)	28,832	28,691
Structured Asset Securities Corp., Series 2006-11 A1
2.768%, 10/25/35(l)§	89,713	87,541
Thornburg Mortgage Securities Trust, Series 2006-5 A1
0.370%, 10/25/46(l)	457,030	453,262
Series 2007-1 A3A
0.350%, 3/25/37(l)	2,806,972	2,725,474
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A A1
0.345%, 9/15/21(l)§	2,345,206	2,274,850
Series 2007-C32 A2
5.735%, 6/15/49(l)	6,584,370	6,799,127
Series 2007-WHL8 A1
0.335%, 6/15/20(l)§	1,831,537	1,695,727
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
1.512%, 11/25/42(l)	11,941	10,407
Series 2002-AR2 A
2.734%, 2/27/34(l)	10,717	9,956
Series 2003-AR1 A5
2.255%, 3/25/33(1)	1,251,102	1,170,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-AR1 A
2.573%, 3/25/34(l)	$2,949,524	$2,809,700
Series 2005-AR13 A1A1
0.540%, 10/25/45(l)	294,931	253,204
Series 2005-AR15 A1A1
0.510%, 11/25/45(l)	67,664	56,796
Series 2006-AR15 2A
1.812%, 11/25/46(l)	64,279	45,843
Series 2006-AR3 A1A
1.312%, 2/25/46(l)	104,005	79,721
Series 2006-AR7 3A
2.984%, 7/25/46(l)	319,231	227,493
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
2.883%, 9/25/34(l)	114,605	114,531
Series 2007-10 1A22
0.750%, 7/25/37(l)	2,208,537	1,810,826

		102,400,819

Total Asset-Backed and Mortgage-Backed Securities		365,986,619

Corporate Bonds (48.8%)
Consumer Discretionary (3.8%)
Auto Components (0.8%)
Johnson Controls, Inc.
0.721%, 2/4/14(l)	30,000,000	30,059,010

Automobiles (1.0%)
Daimler Finance North America LLC
0.919%, 3/28/14(l)§	30,000,000	30,009,150
Ford Motor Co.
3.020%, 12/15/13(l)	5,807,655	5,801,267

		35,810,417

Media (2.0%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	10,900,000	12,284,507
Comcast Cable Holdings LLC
9.800%, 2/1/12	2,080,000	2,236,589
Comcast Corp.
5.300%, 1/15/14	2,000,000	2,177,350
COX Communications, Inc.
7.125%, 10/1/12	12,649,000	13,731,337
4.625%, 6/1/13	17,953,000	19,056,140
5.450%, 12/15/14	798,000	880,739
NBCUniversal Media LLC
2.100%, 4/1/14§	2,990,000	2,976,108
Reed Elsevier Capital, Inc.
6.750%, 8/1/11	627,000	639,631
4.625%, 6/15/12	2,115,000	2,192,189
Time Warner Cable, Inc.
6.200%, 7/1/13	4,603,000	5,060,814
Time Warner Entertainment Co. LP
8.875%, 10/1/12	5,000,000	5,533,455
Time Warner, Inc.
6.875%, 5/1/12	1,500,000	1,592,318
Turner Broadcasting System, Inc.
8.375%, 7/1/13	2,000,000	2,279,834

		70,641,011

Total Consumer Discretionary		136,510,438

Consumer Staples (5.4%)
Beverages (1.0%)
Anheuser-Busch Cos., Inc.
4.700%, 4/15/12	100,000	103,978
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	19,700,000	20,264,326
1.039%, 3/26/13(l)	8,625,000	8,697,864
2.500%, 3/26/13	1,500,000	1,530,455
7.200%, 1/15/14	4,410,000	5,010,055

		35,606,678

Food Products (3.5%)
Archer-Daniels-Midland Co.
0.472%, 8/13/12(l)	30,000,000	30,040,770
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	520,000	562,393
General Mills, Inc.
5.650%, 9/10/12	473,000	503,320
6.470%, 10/15/12	12,900,000	13,711,952
5.250%, 8/15/13	2,235,000	2,428,638
H.J. Heinz Co.
5.350%, 7/15/13	5,483,000	5,955,563
Kellogg Co.
4.250%, 3/6/13	15,000,000	15,817,320
Kraft Foods, Inc.
5.625%, 11/1/11	702,000	721,402
6.250%, 6/1/12	12,700,000	13,471,474
6.000%, 2/11/13	13,900,000	15,039,466
2.625%, 5/8/13	3,950,000	4,042,608
5.250%, 10/1/13	1,750,000	1,899,758
Wm. Wrigley Jr. Co.
1.684%, 6/28/11(l)§	16,100,000	16,108,340
2.450%, 6/28/12§	5,100,000	5,117,320

		125,420,324

Tobacco (0.9%)
Altria Group, Inc.
8.500%, 11/10/13	21,050,000	24,548,721
Reynolds American, Inc.
1.010%, 6/15/11(l)	7,325,000	7,330,413
7.250%, 6/1/12	725,000	773,512
UST LLC
6.625%, 7/15/12	475,000	503,615

		33,156,261

Total Consumer Staples		194,183,263

Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	6,335,000	7,231,890
5.750%, 6/15/14	4,400,000	4,816,817
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	3,600,000	3,912,444
Consol Energy, Inc.
7.875%, 3/1/12	1,500,000	1,606,875
Devon Financing Corp. ULC
6.875%, 9/30/11	33,718,000	34,748,388
Energy Transfer Partners LP
5.650%, 8/1/12	5,250,000	5,517,488
6.000%, 7/1/13	1,830,000	1,988,108
8.500%, 4/15/14	6,645,000	7,764,722
Enterprise Products Operating LLC
7.625%, 2/15/12	2,447,000	2,584,450
4.600%, 8/1/12	15,275,000	15,895,730
9.750%, 1/31/14	2,000,000	2,396,512
5.600%, 10/15/14	13,026,000	14,390,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	$2,250,000	$2,376,891
5.850%, 9/15/12	3,370,000	3,584,568
5.000%, 12/15/13	905,000	978,444
Plains All American Pipeline LP
4.250%, 9/1/12	8,227,000	8,539,906
Transcontinental Gas Pipe Line Corp. Series B
7.000%, 8/15/11	2,820,000	2,885,540
8.875%, 7/15/12	2,000,000	2,187,118

Total Energy		123,406,547

Financials (24.6%)
Capital Markets (3.8%)
Bank of New York Mellon Corp.
6.375%, 4/1/12	745,000	784,537
0.584%, 1/31/14(l)	16,375,000	16,443,791
Goldman Sachs Group, Inc.
1.311%, 2/7/14(l)	2,150,000	2,165,630
0.908%, 9/29/14(l)	6,500,000	6,457,620
0.803%, 1/12/15(l)	5,000,000	4,944,890
0.759%, 3/22/16(l)	5,000,000	4,820,750
Merrill Lynch & Co., Inc.
0.540%, 6/5/12(l)	20,000,000	19,914,540
6.050%, 8/15/12	3,895,000	4,139,287
5.450%, 2/5/13	3,895,000	4,128,918
6.150%, 4/25/13	2,550,000	2,746,908
5.000%, 2/3/14	2,000,000	2,129,066
Morgan Stanley
0.603%, 1/9/14(l)	2,100,000	2,066,957
1.903%, 1/24/14(l)	63,225,000	64,477,993
Northern Trust Corp.
5.200%, 11/9/12	685,000	732,761

		135,953,648

Commercial Banks (4.5%)
American Express Bank FSB
0.406%, 6/12/12(l)	3,500,000	3,489,665
5.550%, 10/17/12	1,500,000	1,589,600
5.500%, 4/16/13	4,500,000	4,826,425
American Express Centurion Bank
0.406%, 6/12/12(l)	2,500,000	2,492,618
5.550%, 10/17/12	1,800,000	1,907,519
BB&T Corp.
3.850%, 7/27/12	8,000,000	8,282,520
Citibank N.A.
1.875%, 5/7/12	39,450,000	40,059,858
JPMorgan Chase Bank N.A.
0.640%, 6/13/16(l)	5,700,000	5,533,936
Regions Financial Corp.
0.479%, 6/26/12(l)	1,635,000	1,578,445
SunTrust Bank/Georgia
6.375%, 4/1/11	2,750,000	2,750,000
U.S. Bancorp
2.000%, 6/14/13	2,400,000	2,436,026
Wachovia Corp.
0.433%, 4/23/12(l)	16,064,000	16,073,992
2.074%, 5/1/13(l)	19,000,000	19,557,251
5.500%, 5/1/13	270,000	290,972
0.494%, 8/1/13(l)	33,335,000	33,139,857
Wells Fargo & Co.
0.530%, 6/15/12(l)	4,930,000	4,948,142
4.375%, 1/31/13	8,936,000	9,412,325
0.504%, 10/28/15(l)	1,420,000	1,387,915

		159,757,066

Consumer Finance (2.8%)
American Express Co.
7.250%, 5/20/14	4,107,000	4,671,462
American Express Credit Corp.
0.368%, 2/24/12(l)	9,045,000	9,030,628
5.125%, 8/25/14	370,000	399,118
American Honda Finance Corp.
0.681%, 11/7/12(l)§	5,500,000	5,486,910
HSBC Finance Corp.
7.000%, 5/15/12	328,000	348,854
0.653%, 7/19/12(l)	14,900,000	14,855,374
0.660%, 9/14/12(l)	12,850,000	12,787,305
0.553%, 1/15/14(l)	51,324,000	50,569,691
Nissan Motor Acceptance Corp.
3.250%, 1/30/13§	900,000	919,417

		99,068,759

Diversified Financial Services (9.9%)
American Express Travel Related Services Co., Inc.
0.444%, 6/1/11(l)	1,800,000	1,797,205
5.250%, 11/21/11§	2,000,000	2,055,852
BA Covered Bond Issuer
5.500%, 6/14/12(b)§	8,800,000	9,187,288
Bank of America Corp.
2.100%, 4/30/12	8,700,000	8,859,436
4.875%, 9/15/12	800,000	838,098
4.875%, 1/15/13	9,400,000	9,883,470
1.723%, 1/30/14(l)	15,000,000	15,245,220
Caterpillar Financial Services Corp.
0.471%, 2/22/13(l)	7,000,000	7,003,990
Citigroup, Inc.
2.125%, 4/30/12	5,300,000	5,400,260
5.500%, 8/27/12	2,100,000	2,212,596
2.312%, 8/13/13(l)	43,600,000	44,881,142
6.500%, 8/19/13	900,000	984,019
6.000%, 12/13/13	38,600,000	41,970,784
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	1,000,000	1,083,744
Credit Suisse USA, Inc.
0.553%, 4/12/13(l)	1,500,000	1,497,954
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	10,870,352
General Electric Capital Corp.
2.250%, 3/12/12	30,500,000	31,043,968
0.560%, 12/7/12(l)	13,600,000	13,663,499
0.309%, 12/21/12(l)	40,000,000	40,073,880
5.450%, 1/15/13	1,800,000	1,924,841
0.462%, 5/8/13(l)	16,621,000	16,506,265
1.213%, 5/22/13(l)	10,800,000	10,894,705
0.429%, 6/20/13(l)	1,778,000	1,755,476
0.429%, 12/20/13(l)	500,000	494,633
1.139%, 12/20/13(l)	5,000,000	5,017,440
1.153%, 1/7/14(l)	1,200,000	1,209,793
JPMorgan Chase & Co.
0.689%, 6/22/12(l)	22,000,000	22,116,402
0.559%, 12/26/12(l)	25,000,000	25,136,450
National Rural Utilities Cooperative Finance Corp.
0.410%, 12/9/11(l)	16,500,000	16,494,571
7.250%, 3/1/12	1,000,000	1,059,476
TIAA Global Markets, Inc.
4.950%, 7/15/13§	2,910,000	3,123,798

		354,286,607

Insurance (2.2%)
American International Group, Inc.
5.375%, 10/18/11	1,000,000	1,011,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.950%, 3/20/12	$1,800,000	$1,854,052
4.250%, 5/15/13	5,000,000	5,165,685
3.750%, 11/30/13§	10,000,000	10,207,328
3.650%, 1/15/14	4,000,000	4,068,560
MetLife Institutional Funding II
0.703%, 7/12/12(l)§	5,000,000	5,009,480
MetLife, Inc.
5.375%, 12/15/12	140,000	149,450
1.561%, 8/6/13(l)	3,713,000	3,752,770
Metropolitan Life Global Funding I
0.532%, 8/13/12(l)§	2,770,000	2,770,798
2.875%, 9/17/12§	500,000	509,869
5.125%, 4/10/13§	2,200,000	2,347,745
5.200%, 9/18/13§	230,000	247,867
1.053%, 1/10/14(l)§	11,100,000	11,160,573
Monumental Global Funding II
5.650%, 7/14/11§	1,500,000	1,514,733
Monumental Global Funding III
0.473%, 1/25/13(l)§	5,000,000	4,938,135
0.503%, 1/15/14(l)§	2,500,000	2,408,973
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,272,595
Pricoa Global Funding I
0.404%, 1/30/12(l)§	9,800,000	9,757,291
4.625%, 6/25/12§	3,400,000	3,529,724
0.439%, 6/26/12(l)§	2,000,000	1,987,250
5.400%, 10/18/12§	5,300,000	5,623,422

		79,287,550

Real Estate Investment Trusts (REITs) (0.3%)
Boston Properties LP
6.250%, 1/15/13	667,000	720,272
2.875%, 2/15/37	7,200,000	7,290,000
ERP Operating LP
5.500%, 10/1/12	3,100,000	3,283,185
Weyerhaeuser Co.
6.750%, 3/15/12	1,500,000	1,576,766

		12,870,223

Thrifts & Mortgage Finance (1.1%)
Countrywide Financial Corp.
0.751%, 5/7/12(l)	3,100,000	3,089,925
5.800%, 6/7/12	20,000,000	21,037,200
Western Corporate Federal Credit Union
1.750%, 11/2/12	14,000,000	14,227,514

		38,354,639

Total Financials		879,578,492

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Medtronic, Inc.
1.500%, 4/15/11	11,850,000	11,850,000

Total Health Care		11,850,000

Industrials (0.9%)
Airlines (0.7%)
American Airlines, Inc.
Assured Guaranty Corp
7.858%, 10/1/11	17,805,000	18,405,919
Southwest Airlines Co.
10.500%, 12/15/11§	7,900,000	8,362,300

		26,768,219

Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.375%, 11/15/12	6,670,000	7,230,273

Total Industrials		33,998,492

Information Technology (1.4%)
Communications Equipment (0.9%)
Cisco Systems, Inc.
0.559%, 3/14/14(l)	32,050,000	32,153,361

Office Electronics (0.4%)
Xerox Corp.
6.875%, 8/15/11	13,057,000	13,334,749

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
1.500%, 11/1/13§	3,000,000	2,973,432

Total Information Technology		48,461,542

Materials (2.4%)
Chemicals (1.0%)
Dow Chemical Co.
4.850%, 8/15/12	13,300,000	13,932,668
6.000%, 10/1/12	13,000,000	13,909,428
7.600%, 5/15/14	5,250,000	6,067,026
Rohm & Haas Co.
5.600%, 3/15/13	1,500,000	1,612,093

		35,521,215

Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	3,500,000	3,648,750
International Steel Group, Inc.
6.500%, 4/15/14	5,000,000	5,509,070

		9,157,820

Paper & Forest Products (1.1%)
Georgia-Pacific LLC
8.125%, 5/15/11	10,000,000	10,062,500
2.307%, 12/21/12(l)	2,500,000	2,497,443
8.250%, 5/1/16§	6,200,000	6,990,500
7.125%, 1/15/17§	19,000,000	20,163,750

		39,714,193

Total Materials		84,393,228

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.
5.875%, 8/15/12	1,502,000	1,600,615
4.850%, 2/15/14	3,500,000	3,785,002
5.100%, 9/15/14	3,110,000	3,400,956
BellSouth Corp.
4.295%, 4/26/11§	4,000,000	4,008,944
Qwest Corp.
7.875%, 9/1/11	12,085,000	12,417,337
8.875%, 3/15/12	17,948,000	19,204,360
3.560%, 6/15/13(l)	3,200,000	3,336,000
Verizon Communications, Inc.
0.919%, 3/28/14(l)	25,700,000	25,836,544

		73,589,758

Wireless Telecommunication Services (0.3%)
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	5,030,000	5,741,312
5.550%, 2/1/14	3,650,000	4,007,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	$1,500,000	$1,614,440

		11,363,598

Total Telecommunication Services		84,953,356

Utilities (4.1%)
Electric Utilities (2.4%)
Appalachian Power Co.
5.550%, 4/1/11	2,300,000	2,300,000
Columbus Southern Power Co.
5.500%, 3/1/13	435,000	467,091
Duke Energy Corp.
5.650%, 6/15/13	23,135,000	25,175,785
Georgia Power Co.
0.573%, 1/15/13(l)	12,600,000	12,606,678
Ipalco Enterprises, Inc.
8.625%, 11/14/11	2,500,000	2,587,500
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	900,000	961,142
Nevada Power Co.
5.875%, 1/15/15	150,000	166,869
NextEra Energy Capital Holdings, Inc.
1.189%, 6/17/11(l)	1,350,000	1,352,203
5.625%, 9/1/11	5,100,000	5,202,199
2.550%, 11/15/13	17,680,000	17,991,610
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	1,625,000	1,772,778
PSEG Power LLC
7.750%, 4/15/11	300,000	300,514
6.950%, 6/1/12	1,701,000	1,813,382
2.500%, 4/15/13	3,980,000	4,038,784
Public Service Co. of Colorado
4.875%, 3/1/13	2,000,000	2,128,064
Southern Co.
5.300%, 1/15/12	2,800,000	2,899,520
Virginia Electric & Power Co. Series A
4.750%, 3/1/13	3,550,000	3,779,390

		85,543,509

Gas Utilities (1.0%)
DCP Midstream LLC
9.700%, 12/1/13§	2,100,000	2,473,827
DCP Midstream Operating LP
3.250%, 10/1/15	3,300,000	3,233,736
NGPL Pipeco LLC
6.514%, 12/15/12§	28,929,000	30,989,873

		36,697,436

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
2.057%, 2/1/13(l)	3,395,432	3,370,496

		3,370,496

Multi-Utilities (0.6%)
Dominion Resources, Inc.
5.700%, 9/17/12	2,555,000	2,715,753
5.000%, 3/15/13	2,390,000	2,556,602
1.800%, 3/15/14	15,000,000	14,973,840

		20,246,195

Total Utilities		145,857,636

Total Corporate Bonds		1,743,192,994

Government Securities (54.3%)
Agency ABS (48.2%)
Federal Agricultural Mortgage Corp.
3.150%, 6/5/14	11,100,000	11,649,505
Federal Farm Credit Bank
0.320%, 2/13/12(l)	31,197,000	31,197,718
0.234%, 7/16/12(l)	1,500,000	1,500,088
0.246%, 8/13/12(l)	3,975,000	3,975,461
0.201%, 8/28/12(l)	38,360,000	38,350,640
0.280%, 9/7/12(l)	10,000,000	10,004,780
0.344%, 10/1/12(l)	7,700,000	7,712,559
0.284%, 7/22/13(l)	20,000,000	20,001,540
Federal Home Loan Bank
0.250%, 5/27/11(l)	1,300,000	1,300,008
Federal Home Loan Mortgage Corp.
0.244%, 10/21/11(l)	3,000,000	3,000,828
0.218%, 2/10/12(l)	55,000,000	55,002,420
0.238%, 5/11/12(l)	20,000,000	20,003,000
0.183%, 11/2/12(l)	300,000,000	299,746,500
0.193%, 2/4/13(l)	53,600,000	53,600,000
0.214%, 3/21/13(l)	200,000,000	199,810,600
Federal National Mortgage Association
0.273%, 8/23/12(l)	297,631,000	297,781,601
0.284%, 9/17/12(l)	164,949,000	165,050,114
0.284%, 10/18/12(l)	30,500,000	30,518,239
0.273%, 11/23/12(l)	150,000,000	150,059,400
0.284%, 12/20/12(l)	228,375,000	228,497,409
0.278%, 12/28/12(l)	1,100,000	1,100,584
3.500%, 3/8/16	50,000,000	50,538,950
1.000%, 2/17/26(e)	10,000,000	9,994,940
National Credit Union Administration Guaranteed Notes Series 2010-A1 A
0.608%, 12/7/20(l)	4,610,296	4,617,056
Small Business Administration Series 2008-P10A
5.902%, 2/10/18	716,980	795,593
Series P10A
4.504%, 2/1/14	21,016	21,947
Small Business Administration Participation Certificates Series 2003-20I
5.130%, 9/1/23	23,018	24,475
Series 2004-20C
4.340%, 3/1/24	142,114	148,092
Series 2005-20B
4.625%, 2/1/25	165,015	173,328
Series 2008-20G
5.870%, 7/1/28	10,862,561	11,778,623
Series 2008-20H
6.020%, 8/1/28	10,290,689	11,370,477

		1,719,326,475

Agency CMO (2.3%)
Federal Home Loan Mortgage Corp.
4.500%, 5/15/17	23,020	23,441
5.000%, 1/15/18	33,362	33,819
0.485%, 2/15/19(l)	3,901,405	3,905,342
0.405%, 7/15/19(l)	1,913,267	1,915,422
5.000%, 2/15/20	422,847	434,235
5.000%, 8/15/20	207,832	218,156
0.405%, 10/15/20(l)	3,476,228	3,471,404
6.500%, 4/15/29	32,797	35,534
0.605%, 12/15/29(l)	4,096	4,082
0.605%, 12/15/30(l)	18,057	18,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
0.755%, 2/15/41(l)	$19,390,695	$19,430,913
6.500%, 7/25/43	12,435	14,194
1.510%, 10/25/44(l)	1,135,473	1,122,890
1.520%, 2/25/45(l)	1,438,304	1,390,299
Federal National Mortgage Association
2.558%, 5/25/35(l)	491,034	508,962
0.310%, 12/25/36(l)	79,951	77,445
0.450%, 10/27/37(l)	6,700,000	6,554,661
0.600%, 5/25/42(l)	95,820	95,098
5.950%, 2/25/44	100,650	103,474
National Credit Union Administration Guaranteed Notes Series 2010-C1 A1
1.600%, 10/29/20	10,507,121	10,244,854
Series 2010-R3 1A
0.819%, 12/8/20(l)	9,711,853	9,761,930
Series 2010-R3 2A
0.819%, 12/8/20(l)	4,858,105	4,883,155
Series 2011-R4 1A
0.626%, 3/6/20(l)	18,800,000	18,800,000

		83,047,420

Municipal Bonds (1.1%)
Arkansas Student Loan Authority
1.212%, 11/25/43	4,148,096	4,118,270
City of New York, New York
1.520%, 8/1/13	10,000,000	9,988,600
New Jersey Economic Development Authority
1.310%, 6/15/13(l)	7,000,000	6,993,070
South Carolina Student Loan Corp.
0.753%, 1/25/21	13,175,385	13,132,905
State of Illinois
2.926%, 2/1/13	3,900,000	3,869,541
Tobacco Settlement Finance Authority of West Virginia, Class A
7.467%, 6/1/47	1,325,000	923,207
University of California
1.988%, 5/15/50(l)	1,500,000	1,509,675

		40,535,268

U.S. Government Agencies (2.7%)
Federal Home Loan Mortgage Corp.
2.490%, 11/1/23(l)	5,629	5,862
2.489%, 1/1/34(l)	45,807	48,071
4.959%, 3/1/35(l)	425,918	452,006
4.818%, 10/1/35(l)	202,568	213,797
5.130%, 10/1/35(l)	236,499	251,528
4.788%, 11/1/35(l)	221,689	233,901
6.623%, 7/1/36(l)	1,753,003	1,822,915
6.278%, 9/1/36(l)	1,660,735	1,734,366
6.606%, 10/1/36(l)	1,893,927	1,985,585
Federal National Mortgage Association
5.250%, 8/1/12	6,000,000	6,346,392
3.000%, 7/28/14	5,000,000	5,036,745
4.000%, 7/1/19	14,614,412	15,259,290
0.960%, 1/1/21(l)	4,986,386	4,990,246
3.500%, 2/1/26	4,970,991	4,991,186
3.500%, 3/1/26	22,893,555	22,986,561
2.686%, 11/1/34(l)	1,314,289	1,386,028
2.149%, 1/1/35(l)	39,651	41,099
2.528%, 7/1/35(l)	249,879	260,106
5.610%, 12/1/35(l)	404,689	432,507
5.529%, 1/1/36(l)	464,706	493,114
5.650%, 3/1/36(l)	595,915	636,497
5.721%, 3/1/36(l)	734,075	785,231
4.000%, 7/1/40	734,767	725,611
4.500%, 9/1/40	99,530	101,415
4.000%, 10/1/40	513,702	506,177
4.000%, 11/1/40	11,338,053	11,168,425
4.000%, 12/1/40	11,749,890	11,574,101
1.518%, 3/1/44(l)	764,204	764,066
1.518%, 7/1/44(l)	11,596	11,590
1.518%, 10/1/44(l)	60,667	60,634

		95,305,052

Total Government Securities		1,938,214,215

Total Long-Term Debt Securities (113.4%) (Cost $4,037,833,323)		4,047,393,828

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co.
7.500%	1,100	1,138,720

Total Convertible Preferred Stocks (0.0%) (Cost $1,100,000)		1,138,720

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.
(Cost $790)	4	804

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Computer Sciences Corp.
0.36%, 4/1/11 (n)(p)	$13,500,000	13,499,865
Nissan Motor Acceptance Corp.
0.39%, 6/22/11 (n)(p)	9,900,000	9,891,189

Total Commercial Paper		23,391,054

Government Securities (2.8%)
Federal Home Loan Mortgage Corp.
0.25%, 3/14/12 (o)(p)	73,000,000	72,823,997
U.S. Treasury Bills
0.03%, 4/7/11 (p)	26,000,000	25,999,870

Total Government Securities		98,823,867

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 4/1/11	4,062,238	4,062,238

Total Short-Term Investments (3.5%) (Cost $126,275,768)		126,277,159

Total Investments Before Securities Sold Short (116.9%) (Cost $4,165,209,881)		4,174,810,511

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B*†	(13)	(160)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Total Securities Sold Short (0.0%)
(Proceeds Received $—)		$(160)

Total Investments after Securities Sold Short (116.9%) (Cost $4,165,209,881)		4,174,810,351
Other Assets Less Liabilities (-16.9%)		(604,343,533)

Net Assets (100%)		$3,570,466,818

*	Non-income producing.

†	Securities (totaling $2,695,680 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $317,476,506 or 8.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2011.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest Only

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Options written through the three months ended March 31, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2011	1,026	$531,417
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(1,026)	(531,417)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2011	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$260,889,960	$2,695,840	$263,585,800
Non-Agency CMO	—	102,400,819	—	102,400,819
Common Stocks
Financials	804	—	—	804
Convertible Preferred Stocks
Financials	1,138,720	—	—	1,138,720
Corporate Bonds
Consumer Discretionary	—	136,510,438	—	136,510,438
Consumer Staples	—	194,183,263	—	194,183,263
Energy	—	123,406,547	—	123,406,547
Financials	—	879,578,492	—	879,578,492
Health Care	—	11,850,000	—	11,850,000
Industrials	—	33,998,492	—	33,998,492
Information Technology	—	48,461,542	—	48,461,542
Materials	—	84,393,228	—	84,393,228
Telecommunication Services	—	84,953,356	—	84,953,356
Utilities	—	145,857,636	—	145,857,636
Forward Currency Contracts Government Securities	—	321,932	—	321,932
Agency ABS	—	1,719,326,475	—	1,719,326,475
Agency CMO	—	83,047,420	—	83,047,420
Municipal Bonds	—	40,535,268	—	40,535,268
U.S. Government Agencies	—	95,305,052	—	95,305,052
Short-Term Investments	—	126,277,159	—	126,277,159

Total Assets	$1,139,524	$4,171,297,079	$2,695,840	$4,175,132,443

Liabilities:
Common Stocks
Financials	$—	$—	$(160)	$(160)
Forward Currency Contracts	—	(449,588)	—	(449,588)

Total Liabilities	$—	$(449,588)	$(160)	$(449,748)

Total	$1,139,524	$4,170,847,491	$2,695,680	$4,174,682,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-ABS	Investments in Securities-Financials	Investments in Securities-Government
Balance as of 12/31/10	$2,709,093	$(83)	$4,984,445
Total gains or losses (realized/unrealized) included in earnings	(13,253)	(77)	—
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(4,984,445)

Balance as of 3/31/11	$2,695,840	$(160)	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$5,028	$(77)	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$3,413,151,008
Long-term U.S. Treasury securities	61,471,614

$3,474,622,622

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$2,289,660,487
Long-term U.S. Treasury securities	193,157,361

$2,482,817,848

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,354,820
Aggregate gross unrealized depreciation	(9,055,633)

Net unrealized appreciation	$9,299,187

Federal income tax cost of investments	$4,165,511,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.2%)
Asset-Backed Securities (0.8%)
Bayview Financial Acquisition Trust, Series 2005-D AF2
5.402%, 12/28/35(l)	$39,326	$39,285
CarMax Auto Owner Trust, Series 2011-1 A3
1.290%, 9/15/15	874,000	872,809
CitiFinancial Mortgage Securities, Inc., Series 2003-1 AFPT
3.360%, 1/25/33(e)	109,078	102,133
CNH Equipment Trust, Series 2010-C A3
1.170%, 5/15/15	621,759	618,270
Discover Card Master Trust, Series 2009-A1 A1
1.555%, 12/15/14(l)	381,000	385,655
Series 2009-A2 A
1.555%, 2/17/15(l)	327,000	331,052
Series 2010-A1 A1
0.905%, 9/15/15(l)	342,000	344,146
MBNA Credit Card Master Note Trust, Series 2006-A2 A2
0.315%, 6/15/15(l)	315,000	313,730
Mercedes-Benz Auto Lease Trust, Series 2011-1A A2
0.790%, 4/15/13§	1,360,000	1,360,550
MMCA Automobile Trust, Series 2011-A A2
0.750%, 10/15/13§	810,000	809,535
Option One Mortgage Loan Trust, Series 2006-3 M1
0.480%, 2/25/37(l)	895,000	4,976
Residential Asset Securities Corp., Series 2003-KS3 A2
0.850%, 5/25/33(l)	44,778	38,277
Volkswagen Auto Loan Enhanced Trust, Series 2011-1 A3
1.220%, 6/22/15	1,375,000	1,372,412

		6,592,830

Non-Agency CMO (3.4%)
Banc of America Commercial Mortgage, Inc., Series 2006-5 A4
5.414%, 9/10/47	865,000	922,731
Series 2007-1 A4
5.451%, 1/15/49	904,000	947,107
Bear Stearns Alt-A Trust, Series 2006-1 22A1
2.718%, 2/25/36(l)	564,626	403,385
Series 2006-3 22A1
4.036%, 5/25/36(l)	225,862	106,940
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11 A4
5.455%, 3/11/39(l)	623,000	673,073
Series 2006-PW12 A4
5.723%, 9/11/38(l)	381,000	415,359
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
5.103%, 5/25/35(l)	353,925	333,769
Series 2006-AR1 3A1
2.650%, 3/25/36(l)	673,399	500,043
Commercial Mortgage Pass Through Certificates, Series 2006-C8 A4
5.306%, 12/10/46	157,000	165,517
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	1,081,000	1,147,447
CS First Boston Mortgage Securities Corp., Series 2004-C1 A4
4.750%, 1/15/37(l)	303,000	316,780
Greenwich Capital Commercial Funding Corp., Series 2003-C1 A4
4.111%, 7/5/35	588,000	609,614
Series 2005-GG3 A4
4.799%, 8/10/42(l)	345,000	361,659
Series 2007-GG9 A2
5.381%, 3/10/39	1,496,343	1,522,753
Series 2007-GG9 A4
5.444%, 3/10/39	1,666,000	1,764,977
GS Mortgage Securities Corp. II, Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,642,000	1,761,456
Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1
5.528%, 5/25/36(l)	319,230	180,410
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11 A4
5.335%, 8/12/37(l)	642,000	690,194
Series 2005-LDP1 A4
5.038%, 3/15/46(l)	1,935,517	2,051,759
Series 2006-CB14 A4
5.481%, 12/12/44(l)	349,000	372,475
Series 2006-CB15 A4
5.814%, 6/12/43(l)	811,000	877,652
Series 2007-CB18 A4
5.440%, 6/12/47	1,760,000	1,859,358
Series 2007-LD11 A4
5.818%, 6/15/49(l)	2,881,205	3,070,308
Series 2007-LDPX A3
5.420%, 1/15/49	792,000	829,501
LB-UBS Commercial Mortgage Trust, Series 2003-C3 A4
4.166%, 5/15/32	863,000	897,896
Series 2004-C2 A4
4.367%, 3/15/36	266,000	274,288
Series 2004-C4 A4
5.389%, 6/15/29(l)	275,000	294,673
Series 2005-C1 A4
4.742%, 2/15/30	547,000	572,728
Series 2006-C7 A3
5.347%, 11/15/38	610,000	648,891
Series 2007-C1 A4
5.424%, 2/15/40	58,765	61,857
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8 A1C1
5.250%, 8/25/36(l)	218,592	212,086
Merrill Lynch Mortgage Trust, Series 2005-CKI1 A6
5.232%, 11/12/37(l)	238,000	252,794
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 A4
5.909%, 6/12/46(l)	74,000	80,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-3 A4
5.414%, 7/12/46(l)	$1,921,000	$2,012,544
Morgan Stanley Capital I, Inc., Series 2006-IQ12 A4
5.332%, 12/15/43	558,000	590,667
Series 2007-IQ13 A4
5.364%, 3/15/44	903,000	931,809
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27 A3
5.765%, 7/15/45(l)	809,372	874,665
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1 A1A
1.010%, 2/25/47(l)	599,381	396,317

		29,986,454

Total Asset-Backed and Mortgage-Backed Securities		36,579,284

Corporate Bonds (12.2%)
Consumer Discretionary (1.5%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
7.300%, 1/15/12	206,000	216,380
Ford Motor Co.
7.450%, 7/16/31	309,000	334,526
Volvo Treasury AB
5.950%, 4/1/15§	675,000	742,109

		1,293,015

Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
5.625%, 2/15/13	314,000	335,924
Wyndham Worldwide Corp.
6.000%, 12/1/16	493,000	522,402

		858,326

Household Durables (0.2%)
Fortune Brands, Inc.
3.000%, 6/1/12	614,000	624,218
4.875%, 12/1/13	197,000	207,664
MDC Holdings, Inc.
5.500%, 5/15/13	382,000	395,825
Mohawk Industries, Inc.
6.875%, 1/15/16	442,000	474,045
Toll Brothers Finance Corp.
6.875%, 11/15/12	14,000	14,828
5.150%, 5/15/15	51,000	52,057
Whirlpool Corp.
8.600%, 5/1/14	75,000	87,018

		1,855,655

Media (1.0%)
BSKYB Finance UK plc
5.625%, 10/15/15§	361,000	398,729
CBS Corp.
8.875%, 5/15/19	611,000	767,234
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18	108,000	114,750
8.125%, 4/30/20	36,000	39,150
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	361,307
Comcast Corp.
5.150%, 3/1/20	615,000	640,191
CSC Holdings LLC
8.500%, 4/15/14	273,000	306,101
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	287,498
4.600%, 2/15/21	335,000	326,583
News America, Inc.
9.250%, 2/1/13	332,000	377,905
6.550%, 3/15/33	213,000	223,709
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	586,000	742,598
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	377,104
5.000%, 2/1/20	352,000	355,881
Time Warner Entertainment Co. LP
8.375%, 3/15/23	384,000	473,454
Time Warner, Inc.
7.625%, 4/15/31	662,000	763,662
Turner Broadcasting System, Inc.
8.375%, 7/1/13	356,000	405,810
Univision Communications, Inc.
12.000%, 7/1/14§	61,000	65,880
Viacom, Inc.
5.625%, 9/15/19	688,000	752,779
WPP Finance UK Corp.
5.875%, 6/15/14	226,000	248,458
8.000%, 9/15/14	312,000	363,672

		8,392,455

Multiline Retail (0.1%)
JC Penney Co., Inc.
5.650%, 6/1/20	656,000	632,220

Specialty Retail (0.0%)
Limited Brands, Inc.
6.625%, 4/1/21	275,000	281,188

Total Consumer Discretionary		13,312,859

Consumer Staples (0.3%)
Food & Staples Retailing (0.1%)
CVS Caremark Corp.
6.600%, 3/15/19	344,000	394,595
Delhaize Group S.A.
5.875%, 2/1/14	186,000	203,075

		597,670

Food Products (0.1%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	296,000	314,775
5.100%, 7/15/15	217,000	226,404
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	524,000	566,719

		1,107,898

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	392,000	515,526
Reynolds American, Inc.
7.625%, 6/1/16	232,000	275,722

		791,248

Total Consumer Staples		2,496,816

Energy (1.5%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.150%, 3/15/13	160,000	169,352
9.625%, 3/1/19	560,000	713,203

		882,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16		$728,000	$791,616
6.450%, 9/15/36		206,000	205,734
Chesapeake Energy Corp.
6.125%, 2/15/21		273,000	281,872
Ecopetrol S.A.
7.625%, 7/23/19		239,000	275,448
Energy Transfer Partners LP
6.700%, 7/1/18		178,000	201,669
7.500%, 7/1/38		512,000	592,189
EQT Corp.
8.125%, 6/1/19		395,000	470,846
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16(m)		1,351,000	1,465,835
Hess Corp.
8.125%, 2/15/19		53,000	66,533
7.875%, 10/1/29		275,000	339,555
KazMunaiGaz Finance Sub B.V.
7.000%, 5/5/20§		458,000	493,495
Marathon Petroleum Corp.
3.500%, 3/1/16§		89,000	89,234
5.125%, 3/1/21§		151,000	152,205
Nabors Industries, Inc.
9.250%, 1/15/19		620,000	781,542
Noble Energy, Inc.
8.250%, 3/1/19		575,000	723,412
Noble Holding International Ltd.
4.900%, 8/1/20		56,000	56,817
Petrobras International Finance Co.
5.750%, 1/20/20		1,210,000	1,248,277
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	834,898
Tesoro Corp.
6.500%, 6/1/17		321,000	330,630
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	521,115
Valero Energy Corp.
6.875%, 4/15/12		636,000	672,319
6.125%, 2/1/20		168,000	181,704
Williams Cos., Inc.
7.750%, 6/15/31		335,000	397,854
Williams Partners LP
5.250%, 3/15/20		325,000	339,031
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	170,987

			11,684,817

Total Energy			12,567,372

Financials (5.5%)
Capital Markets (0.6%)
Bear Stearns Cos. LLC
5.550%, 1/22/17		524,000	556,610
Goldman Sachs Group, Inc.
7.500%, 2/15/19		732,000	850,279
6.000%, 6/15/20		494,000	522,220
Jefferies Group, Inc.
6.875%, 4/15/21		297,000	315,453
Macquarie Group Ltd.
4.875%, 8/10/17§		763,000	766,840
Merrill Lynch & Co., Inc.
6.050%, 5/16/16		138,000	145,851
6.400%, 8/28/17		329,000	358,635
Morgan Stanley
5.625%, 1/9/12		223,000	231,535
6.625%, 4/1/18		345,000	379,195
5.500%, 7/24/20		1,113,000	1,112,218

			5,238,836

Commercial Banks (1.4%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR	161,000	179,683
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11		$91,000	92,175
BankAmerica Capital II
8.000%, 12/15/26		212,000	216,770
Compass Bank
5.500%, 4/1/20		543,000	533,552
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	342,900
M&I Marshall & Ilsley Bank
5.000%, 1/17/17		402,000	415,689
National Capital Trust II
5.486%, 12/29/49(l)§		181,000	180,017
National City Bank/Ohio
6.200%, 12/15/11		232,000	240,746
Royal Bank of Scotland plc
1.450%, 10/20/11§		2,486,000	2,501,271
2.625%, 5/11/12§		1,341,000	1,370,650
6.125%, 1/11/21		555,000	570,579
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
7.750%, 5/29/18§		1,326,000	1,483,396
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§		737,000	732,354
Shinhan Bank
4.125%, 10/4/16§		685,000	687,475
Societe Generale
2.500%, 1/15/14§		710,000	704,499
SouthTrust Corp.
5.800%, 6/15/14		367,000	396,335
Standard Chartered plc
6.409%, 1/29/49(l)§		525,000	502,352
UFJ Finance Aruba AEC
6.750%, 7/15/13		232,000	255,507
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		340,000	327,480
Wachovia Corp.
5.500%, 5/1/13		258,000	278,040
Wells Fargo & Co.
5.625%, 12/11/17		323,000	352,786

			12,364,256

Consumer Finance (0.4%)
American Express Co.
7.250%, 5/20/14		514,000	584,644
Ford Motor Credit Co. LLC
5.750%, 2/1/21		275,000	271,562
HSBC Finance Corp.
7.000%, 5/15/12		203,000	215,906
International Lease Finance Corp.
5.650%, 6/1/14		52,000	52,260
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§		589,000	615,630
ORIX Corp.
4.710%, 4/27/15		770,000	781,887
SLM Corp.
5.400%, 10/25/11		326,000	332,610
5.375%, 5/15/14		387,000	401,315

			3,255,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (1.6%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	$487,000	$493,981
Bank of America Corp.
7.375%, 5/15/14	450,000	508,196
5.650%, 5/1/18	285,000	297,848
7.625%, 6/1/19	502,000	581,416
Citigroup Funding, Inc.
0.231%, 5/5/11(l)	4,220,000	4,220,371
Citigroup, Inc.
5.500%, 4/11/13	553,000	591,720
6.500%, 8/19/13	150,000	164,003
8.500%, 5/22/19	952,000	1,174,650
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	574,000	615,048
JPMorgan Chase & Co.
6.300%, 4/23/19	622,000	688,484
4.400%, 7/22/20	669,000	646,490
7.900%, 4/29/49(l)	217,000	237,422
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)	313,000	298,915
Nationwide Building Society
6.250%, 2/25/20§	812,000	844,813
Noble Group Ltd.
6.750%, 1/29/20§	794,000	849,580
Teco Finance, Inc.
4.000%, 3/15/16	177,000	180,330
5.150%, 3/15/20	218,000	225,832
Textron Financial Corp.
5.400%, 4/28/13	100,000	105,154
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)	694,000	858,825

		13,583,078

Insurance (1.1%)
Aflac, Inc.
3.450%, 8/15/15	124,000	124,527
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	198,000	220,837
Allstate Corp.
7.450%, 5/16/19	760,000	902,756
American International Group, Inc.
6.400%, 12/15/20	440,000	469,609
Assurant, Inc.
5.625%, 2/15/14	152,000	160,773
Dai-ichi Life Insurance Co., Ltd.
7.250%, 12/31/49(l)§	170,000	168,054
Genworth Financial, Inc.
6.515%, 5/22/18	628,000	621,280
Guardian Life Insurance Co. of America
7.375%, 9/30/39§	385,000	449,765
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	161,000	163,443
5.500%, 3/30/20	756,000	768,860
Liberty Mutual Group, Inc.
5.750%, 3/15/14§	258,000	270,839
Lincoln National Corp.
8.750%, 7/1/19	178,000	225,394
Markel Corp.
7.125%, 9/30/19	391,000	436,317
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	342,000	467,705
Metlife Capital Trust IV
7.875%, 12/15/37§	327,000	351,525
MetLife, Inc.
7.717%, 2/15/19	199,000	241,899
4.750%, 2/8/21	198,000	198,452
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	607,000	738,175
Principal Financial Group, Inc.
7.875%, 5/15/14	491,000	567,276
Prudential Financial, Inc.
5.150%, 1/15/13	354,000	374,227
6.200%, 1/15/15	86,000	94,915
7.375%, 6/15/19	64,000	75,144
8.875%, 6/15/38(l)	312,000	368,160
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	316,000	337,817
XL Group plc
5.250%, 9/15/14	384,000	404,535
Series E
6.500%, 12/29/49(l)	442,000	405,535

		9,607,819

Real Estate Investment Trusts (REITs) (0.4%)
ERP Operating LP
5.250%, 9/15/14	496,000	539,596
HCP, Inc.
5.650%, 12/15/13	278,000	301,108
6.000%, 1/30/17	504,000	544,165
Health Care REIT, Inc.
6.200%, 6/1/16	508,000	556,169
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	259,000	273,465
Simon Property Group LP
4.375%, 3/1/21	795,000	777,772
Ventas Realty LP/Ventas Capital Corp.
6.750%, 4/1/17	147,000	155,853

		3,148,128

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	232,000	247,681

Total Financials		47,445,612

Health Care (0.5%)
Health Care Providers & Services (0.5%)
Aetna, Inc.
6.000%, 6/15/16	240,000	270,291
CIGNA Corp.
5.125%, 6/15/20	273,000	284,571
Coventry Health Care, Inc.
6.300%, 8/15/14	459,000	487,520
6.125%, 1/15/15	58,000	61,272
5.950%, 3/15/17	149,000	154,543
Fresenius Medical Care US Finance, Inc.
5.750%, 2/15/21§	275,000	266,406
HCA, Inc.
8.500%, 4/15/19	61,000	67,710
7.875%, 2/15/20	215,000	233,813
Humana, Inc.
6.450%, 6/1/16	66,000	73,050
7.200%, 6/15/18	479,000	544,433
6.300%, 8/1/18	98,000	105,668
UnitedHealth Group, Inc.
6.000%, 2/15/18	511,000	568,355
Universal Health Services, Inc.
7.125%, 6/30/16	559,000	607,766
WellPoint, Inc.
5.875%, 6/15/17	61,000	68,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 2/15/19	$146,000	$173,053
4.350%, 8/15/20	636,000	634,518

		4,601,391

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	113,000	115,517

Total Health Care		4,716,908

Industrials (0.6%)
Aerospace & Defense (0.0%)
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18§	64,000	66,800
7.125%, 3/15/21§	64,000	66,720

		133,520

Airlines (0.1%)
Southwest Airlines Co.
5.250%, 10/1/14	467,000	498,750
5.750%, 12/15/16	204,000	220,652
UAL Pass Through Trust
Series 2007-1A
6.636%, 7/2/22	172,180	173,902

		893,304

Building Products (0.1%)
Owens Corning, Inc.
6.500%, 12/1/16	451,000	491,049

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
7.125%, 5/15/16	43,000	44,881
Aviation Capital Group
7.125%, 10/15/20§	269,000	280,602
Browning-Ferris Industries, Inc.
7.400%, 9/15/35	222,000	262,604
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	181,542	188,261
11.250%, 2/1/19	378,000	475,629
Republic Services, Inc.
5.500%, 9/15/19	422,000	452,773

		1,704,750

Machinery (0.0%)
Case New Holland, Inc.
7.875%, 12/1/17§	238,000	264,477

Road & Rail (0.2%)
Asciano Finance Ltd.
3.125%, 9/23/15§	728,000	701,277
Canadian Pacific Railway Co.
6.500%, 5/15/18	70,000	80,064
Con-way, Inc.
6.700%, 5/1/34	458,000	419,448
Ryder System, Inc.
7.200%, 9/1/15	210,000	243,504
5.850%, 11/1/16	221,000	243,495

		1,687,788

Total Industrials		5,174,888

Information Technology (0.2%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
7.500%, 5/15/25	45,000	50,973
6.500%, 9/1/25	275,000	289,368

		340,341

Internet Software & Services (0.0%)
eAccess Ltd.
8.250%, 4/1/18§	137,000	140,596

IT Services (0.0%)
Computer Sciences Corp.
5.500%, 3/15/13	233,000	247,843

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27	479,000	487,383
Xerox Corp.
8.250%, 5/15/14	17,000	19,874
6.750%, 2/1/17	321,000	368,559

		875,816

Total Information Technology		1,604,596

Materials (1.1%)
Chemicals (0.3%)
Dow Chemical Co.
7.600%, 5/15/14	366,000	422,958
8.550%, 5/15/19	656,000	829,213
Lyondell Chemical Co.
8.000%, 11/1/17§	240,000	264,600
Mosaic Co.
7.625%, 12/1/16§	369,000	398,520
Nalco Co.
6.625%, 1/15/19§	260,000	267,475
PPG Industries, Inc.
5.750%, 3/15/13	517,000	557,526

		2,740,292

Construction Materials (0.1%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19§	67,000	70,220
Lafarge S.A.
6.150%, 7/15/11	240,000	243,563

		313,783

Containers & Packaging (0.0%)
Packaging Corp. of America
5.750%, 8/1/13	247,000	264,672

Metals & Mining (0.6%)
Alcoa, Inc.
6.750%, 7/15/18	264,000	292,308
5.870%, 2/23/22	221,000	226,160
Anglo American Capital plc
9.375%, 4/8/19§	631,000	840,755
ArcelorMittal S.A.
6.125%, 6/1/18	789,000	835,751
BHP Billiton Finance USA Ltd.
7.250%, 3/1/16	930,000	1,092,689
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	648,000	746,099
Steel Capital S.A. for OAO Severstal
9.750%, 7/29/13§	290,000	327,700
Teck Resources Ltd.
6.000%, 8/15/40	46,000	46,326
United States Steel Corp.
5.650%, 6/1/13	748,000	785,400

		5,193,188

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
5.400%, 11/1/20§	111,000	109,610
International Paper Co.
7.950%, 6/15/18	551,000	662,895
7.500%, 8/15/21	169,000	198,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Westvaco Corp.
8.200%, 1/15/30		$104,000	$110,991

			1,081,831

Total Materials			9,593,766

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Embarq Corp.
7.082%, 6/1/16		769,000	874,499
Pacific Bell Telephone Co.
6.625%, 10/15/34		605,000	610,890
Qwest Corp.
7.875%, 9/1/11		473,000	486,008
7.500%, 10/1/14		468,000	534,690
Telecom Italia Capital S.A.
6.175%, 6/18/14		564,000	605,564
7.175%, 6/18/19		444,000	485,350
Windstream Corp.
7.875%, 11/1/17		218,000	233,805

			3,830,806

Wireless Telecommunication Services (0.1%)
American Tower Corp.
5.050%, 9/1/20		613,000	595,549
U.S. Cellular Corp.
6.700%, 12/15/33		278,000	266,479

			862,028

Total Telecommunication Services			4,692,834

Utilities (0.5%)
Electric Utilities (0.2%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§		691,000	704,787
American Transmission Systems, Inc.
5.250%, 1/15/22§		217,000	225,422
FirstEnergy Corp.
7.375%, 11/15/31		223,000	241,555
Series B
6.450%, 11/15/11		33,000	33,988
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§		364,000	394,437
Union Electric Co.
6.700%, 2/1/19		77,000	88,861

			1,689,050

Gas Utilities (0.0%)
DCP Midstream LLC
5.350%, 3/15/20§		206,000	214,094

Independent Power Producers & Energy Traders (0.1%)
AES Corp.
7.750%, 3/1/14		170,000	183,600
7.750%, 10/15/15		109,000	117,720
Constellation Energy Group, Inc.
5.150%, 12/1/20		565,000	560,554
GenOn Energy, Inc.
7.625%, 6/15/14		158,000	163,530

			1,025,404

Multi-Utilities (0.2%)
Ameren Corp.
8.875%, 5/15/14		430,000	494,649
CMS Energy Corp.
8.750%, 6/15/19		281,000	335,353
NiSource Finance Corp.
6.800%, 1/15/19		425,000	486,211
Veolia Environnement S.A.
6.000%, 6/1/18		272,000	302,499

			1,618,712

Total Utilities			4,547,260

Total Corporate Bonds			106,152,911

Government Securities (14.6%)
Agency ABS (2.0%)
Federal Farm Credit Bank
0.284%, 9/20/12(l)		4,637,000	4,639,834
0.276%, 10/12/12(l)		200,000	200,087
0.308%, 6/26/13(l)		700,000	700,560
Federal National Mortgage Association
0.284%, 9/17/12(l)		5,820,000	5,823,568
0.284%, 10/18/12(l)		200,000	200,119
0.273%, 11/23/12(l)		6,220,000	6,222,463

			17,786,631

Agency CMO (0.1%)
Federal Home Loan Mortgage Corp.
3.531%, 6/25/20		1,017,345	973,775

Foreign Governments (0.6%)
Republic of Hungary
6.375%, 3/29/21		690,000	690,690
Republic of Poland
3.875%, 7/16/15		640,000	646,872
6.375%, 7/15/19		104,000	115,830
Russian Federation
7.500%, 3/31/30(e)(m)		737,480	859,629
United Mexican States
7.250%, 12/15/16	MXN	32,460,000	2,759,309

			5,072,330

Supranational (0.3%)
Asian Development Bank
5.500%, 6/27/16		$422,000	482,751
Eksportfinans ASA
5.500%, 5/25/16		453,000	508,586
European Investment Bank
4.875%, 2/15/36		223,000	225,790
Inter-American Development Bank
5.125%, 9/13/16		473,000	533,089
International Bank for Reconstruction & Development
9.250%, 7/15/17		266,000	356,830
Nordic Investment Bank
5.000%, 2/1/17		473,000	528,233

			2,635,279

U.S. Government Agencies (5.6%)
Federal Home Loan Mortgage Corp.
2.517%, 3/1/34(l)		234,338	245,642
5.500%, 1/1/35		547,691	586,565
5.500%, 7/1/35		365,725	392,140
2.677%, 4/1/36(l)		1,081,806	1,136,761
5.569%, 12/1/36(l)		244,289	257,781
5.235%, 11/1/37(l)		247,152	262,290
Federal National Mortgage Association
9.000%, 8/1/26		3,440	3,925
6.250%, 5/15/29		5,743,000	6,906,055
5.500%, 4/1/33		557,644	599,750
5.500%, 7/1/33		647,641	696,341
5.000%, 11/1/33		1,669,071	1,756,958
2.576%, 3/1/34(l)		494,325	518,425
5.500%, 4/1/34		308,067	331,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 5/1/34	$194,695	$209,274
5.500%, 11/1/34	914,880	982,817
5.500%, 2/1/35	6,289,165	6,760,115
6.000%, 4/1/35	630,211	691,854
4.500%, 8/1/35	1,194,724	1,227,252
4.500%, 9/1/35	1,080,157	1,112,772
5.000%, 2/1/36	1,120,876	1,177,269
5.000%, 7/1/36	453,115	476,266
5.928%, 2/1/37(l)	314,123	330,909
5.500%, 3/1/37	728,078	781,234
3.639%, 8/1/37(l)	314,141	330,585
6.000%, 8/1/37	6,725,021	7,315,562
6.000%, 10/1/37	4,003,056	4,354,574
5.500%, 5/1/38	886,425	948,371
6.000%, 5/1/38	1,231,155	1,339,265
5.500%, 6/1/38	3,850,812	4,121,121
6.000%, 2/1/40	750,452	815,648
6.000%, 4/1/40	575,344	625,686
4.000%, 1/1/41	1,530,589	1,507,690
Government National Mortgage Association
8.500%, 10/15/17	1,326	1,468
8.500%, 11/15/17	4,964	5,492
8.000%, 7/15/26	364	414

		48,809,407

U.S. Treasuries (6.0%)
U.S. Treasury Bonds
3.625%, 2/15/20	16,278,000	16,720,566
5.375%, 2/15/31	3,325,000	3,802,450
4.500%, 2/15/36	3,353,000	3,385,484
4.625%, 2/15/40	6,180,000	6,301,672
U.S. Treasury Notes
2.125%, 2/29/16	15,030,000	14,983,031
3.375%, 11/15/19	1,277,000	1,290,968
2.625%, 11/15/20	6,045,000	5,640,740

		52,124,911

Total Government Securities		127,402,333

Total Long-Term Debt Securities (31.0%) (Cost $259,656,988)		270,134,528

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
Citigroup Capital XII
8.500%(l)	13,000	342,290

Total Preferred Stocks (0.1%) (Cost $325,000)		342,290

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Investment Companies (68.8%)
ATM Core Bond Portfolio‡	60,276,670	586,503,064
EQ/Intermediate Government Bond Index Portfolio‡	1,278,085	12,607,268

Total Investment Companies (68.8%%) (Cost $575,072,641)		599,110,332

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
Toyota Motor Credit Corp.
0.00%, 4/1/11 (p)	$1,595,000	$1,595,000

Government Securities (0.3%)
Federal Home Loan Bank
0.02%, 4/14/11 (o)(p)	2,600,000	2,599,982

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 4/1/11	154,584	154,584

Total Short-Term Investments (0.5%) (Cost $4,349,584)		4,349,566

Total Investments (100.4%) (Cost $839,404,213)		873,936,716
Other Assets Less Liabilities (-0.4%)		(3,365,511)

Net Assets (100%)		$870,571,205

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $25,745,320 or 3.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2011.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

MXN — Mexican Peso

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$619,170,989	$4,192,438	$33,732,568	$586,503,064	$—	$1,116,726
EQ/Intermediate Government Bond Index Portfolio	—	12,691,927	—	12,607,268	—	—

	$619,170,989	$16,884,365	$33,732,568	$599,110,332	$—	$1,116,726

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 5/12/11	HSBC Bank plc	122	$169,315	$172,135	$(2,820)
Mexican Peso vs. U.S. Dollar, expiring 4/11/11	HSBC Bank plc	33,772	2,796,586	2,837,411	(40,825)

					$(43,645)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$6,592,830	$—	$6,592,830
Non-Agency CMO	—	29,986,454	—	29,986,454
Corporate Bonds
Consumer Discretionary	—	13,312,859	—	13,312,859
Consumer Staples	—	2,496,816	—	2,496,816
Energy	—	12,567,372	—	12,567,372
Financials	—	47,445,612	—	47,445,612
Health Care	—	4,716,908	—	4,716,908
Industrials	—	5,174,888	—	5,174,888
Information Technology	—	1,604,596	—	1,604,596
Materials	—	9,593,766	—	9,593,766
Telecommunication Services	—	4,692,834	—	4,692,834
Utilities	—	4,547,260	—	4,547,260
Government Securities
Agency ABS	—	17,786,631	—	17,786,631
Agency CMO	—	973,775	—	973,775
Foreign Governments	—	5,072,330	—	5,072,330
Supranational	—	2,635,279	—	2,635,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Government Agencies	$—	$48,809,407	$—	$48,809,407
U.S. Treasuries	—	52,124,911	—	52,124,911
Investment Companies
Investment Companies	12,607,268	586,503,064	—	599,110,332
Preferred Stocks
Financials	342,290	—	—	342,290
Short-Term Investments	—	4,349,566	—	4,349,566

Total Assets	$12,949,558	$860,987,158	$—	$873,936,716

Liabilities:
Forward Currency Contracts	$—	$(43,645)	$—	$(43,645)

Total Liabilities	$—	$(43,645)	$—	$(43,645)

Total	$12,949,558	$860,943,513	$—	$873,893,071

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,826,459
Long-term U.S. Treasury securities	27,610,881

$65,437,340

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$66,349,575
Long-term U.S. Treasury securities	20,827,683

$87,177,258

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,179,171
Aggregate gross unrealized depreciation	(3,722,877)

Net unrealized appreciation	$34,456,294

Federal income tax cost of investments	$839,480,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$790,337
Cooper Tire & Rubber Co.	55,722	1,434,842
Dana Holding Corp.*	118,365	2,058,367
Dorman Products, Inc.*	10,700	450,363
Drew Industries, Inc.	18,670	416,901
Exide Technologies, Inc.*	60,600	677,508
Fuel Systems Solutions, Inc.*	11,658	351,838
Modine Manufacturing Co.*	39,726	641,178
Standard Motor Products, Inc.	17,181	237,613
Superior Industries International, Inc.	16,146	413,984
Tenneco, Inc.*	45,497	1,931,348

		9,404,279

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	251,971

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	8,000	264,400
Pool Corp.	42,178	1,016,911

		1,281,311

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	16,907	683,888
Bridgepoint Education, Inc.*	12,904	220,658
Capella Education Co.*	12,845	639,553
Coinstar, Inc.*	24,386	1,119,805
Corinthian Colleges, Inc.*	76,921	339,991
Grand Canyon Education, Inc.*	24,848	360,296
K12, Inc.*	21,984	740,861
Lincoln Educational Services Corp.	13,200	209,748
Mac-Gray Corp.	14,347	231,417
Matthews International Corp., Class A	26,639	1,026,933
Pre-Paid Legal Services, Inc.*	5,500	363,000
Regis Corp.	53,252	944,691
Sotheby’s, Inc.	53,202	2,798,425
Steiner Leisure Ltd.*	13,032	602,860
Stewart Enterprises, Inc., Class A	69,487	530,881
Universal Technical Institute, Inc.	19,093	371,359

		11,184,366

Hotels, Restaurants & Leisure (2.3%)
AFC Enterprises, Inc.*	20,300	307,139
Ambassadors Group, Inc.	18,284	200,210
Ameristar Casinos, Inc.	22,251	394,955
Biglari Holdings, Inc.*	1,491	631,513
BJ’s Restaurants, Inc.*	17,234	677,813
Bob Evans Farms, Inc.	27,190	886,394
Boyd Gaming Corp.*	43,200	404,784
Buffalo Wild Wings, Inc.*	16,900	919,867
CEC Entertainment, Inc.	18,498	697,930
Cheesecake Factory, Inc.*	47,221	1,420,880
Churchill Downs, Inc.	6,793	281,909
Cracker Barrel Old Country Store, Inc.	20,623	1,013,414
Denny’s Corp.*	76,200	309,372
DineEquity, Inc.*	16,481	906,125
Domino’s Pizza, Inc.*	31,513	580,785
Einstein Noah Restaurant Group, Inc.	709	11,543
Gaylord Entertainment Co.*	27,776	963,272
Interval Leisure Group, Inc.*	36,800	601,680
Isle of Capri Casinos, Inc.*	19,700	187,150
Jack in the Box, Inc.*	43,339	982,929
Krispy Kreme Doughnuts, Inc.*	44,500	313,280
Life Time Fitness, Inc.*	37,500	1,399,125
Orient-Express Hotels Ltd., Class A*	71,509	884,566
P.F. Chang’s China Bistro, Inc.	22,760	1,051,284
Papa John’s International, Inc.*	17,571	556,474
Peet’s Coffee & Tea, Inc.*	12,568	604,395
Pinnacle Entertainment, Inc.*	55,600	757,272
Red Robin Gourmet Burgers, Inc.*	12,100	325,490
Ruby Tuesday, Inc.*	49,828	653,245
Scientific Games Corp., Class A*	52,100	455,354
Shuffle Master, Inc.*	59,049	630,643
Sonic Corp.*	51,138	462,799
Texas Roadhouse, Inc.	39,618	673,110
Vail Resorts, Inc.*	26,794	1,306,475

		22,453,176

Household Durables (0.6%)
American Greetings Corp., Class A	30,057	709,345
Beazer Homes USA, Inc.*	51,600	235,812
Blyth, Inc.	4,800	155,952
Ethan Allen Interiors, Inc.	21,554	472,033
Furniture Brands International, Inc.*	34,100	155,155
Helen of Troy Ltd.*	28,998	852,541
Hooker Furniture Corp.	1,960	23,442
Hovnanian Enterprises, Inc., Class A*	53,685	189,508
iRobot Corp.*	15,900	522,951
La-Z-Boy, Inc.*	49,009	468,036
Meritage Homes Corp.*	29,039	700,711
Ryland Group, Inc.	40,456	643,250
Sealy Corp.*	63,330	160,858
Standard Pacific Corp.*	93,615	349,184
Universal Electronics, Inc.*	10,500	310,380

		5,949,158

Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	10,768	581,364
drugstore.com, Inc.*	75,200	289,520
HSN, Inc.*	36,968	1,184,085
Nutrisystem, Inc.	29,067	421,181
Orbitz Worldwide, Inc.*	32,831	117,206
Overstock.com, Inc.*	12,900	202,788
PetMed Express, Inc.	18,009	285,623
Shutterfly, Inc.*	21,797	1,141,291

		4,223,058

Leisure Equipment & Products (0.7%)
Brunswick Corp.	67,358	1,712,914
Callaway Golf Co.	52,763	359,844
Eastman Kodak Co.*	249,591	806,179
JAKKS Pacific, Inc.*	21,998	425,661
Polaris Industries, Inc.	25,351	2,206,044
RC2 Corp.*	15,807	444,177
Smith & Wesson Holding Corp.*	48,135	170,879
Sturm Ruger & Co., Inc.	14,400	330,768

		6,456,466

Media (1.0%)
Arbitron, Inc.	24,981	999,990
Ascent Media Corp., Class A*	13,131	641,449
Belo Corp., Class A*	76,323	672,406
Cinemark Holdings, Inc.	45,678	883,869
Dex One Corp.*	38,100	184,404
Harte-Hanks, Inc.	36,841	438,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Journal Communications, Inc., Class A*	1,360	$8,160
Knology, Inc.*	36,304	468,685
LIN TV Corp., Class A*	5,129	30,415
Lions Gate Entertainment Corp.*	54,500	340,625
Live Nation Entertainment, Inc.*	116,413	1,164,130
McClatchy Co., Class A*	52,600	178,840
National CineMedia, Inc.	38,023	709,889
PRIMEDIA, Inc.	3,602	17,542
Scholastic Corp.	22,160	599,206
Sinclair Broadcast Group, Inc., Class A	36,300	455,202
SuperMedia, Inc.*	10,300	64,272
Valassis Communications, Inc.*	44,834	1,306,463
Value Line, Inc.	2,481	36,719
World Wrestling Entertainment, Inc., Class A	19,862	249,665

		9,450,339

Multiline Retail (0.4%)
99 Cents Only Stores*	41,149	806,520
Dillard’s, Inc., Class A	33,233	1,333,308
Fred’s, Inc., Class A	35,015	466,400
Retail Ventures, Inc.*	17,700	305,325
Saks, Inc.*	110,616	1,251,067

		4,162,620

Specialty Retail (3.0%)
ANN, Inc.*	44,804	1,304,244
Asbury Automotive Group, Inc.*	30,242	559,175
Ascena Retail Group, Inc.*	50,712	1,643,576
Barnes & Noble, Inc.	30,900	283,971
Big 5 Sporting Goods Corp.	11,938	142,301
Brown Shoe Co., Inc.	39,863	487,126
Buckle, Inc.	23,389	944,916
Cabela’s, Inc.*	35,935	898,734
Cato Corp., Class A	23,623	578,763
Children’s Place Retail Stores, Inc.*	.21,690	1,080,813
Christopher & Banks Corp.	29,600	191,808
Coldwater Creek, Inc.*	47,200	124,608
Collective Brands, Inc.*	60,250	1,300,195
Conn’s, Inc.*	21,738	97,386
DSW, Inc., Class A*	10,100	403,596
Finish Line, Inc., Class A	40,613	806,168
Genesco, Inc.*	20,857	838,451
Group 1 Automotive, Inc.	19,837	849,024
Hibbett Sports, Inc.*	24,155	864,991
Jos. A. Bank Clothiers, Inc.*	23,587	1,200,107
Kirkland’s, Inc.*	13,400	206,896
Lumber Liquidators Holdings, Inc.*	.14,176	354,258
Men’s Wearhouse, Inc.	45,251	1,224,492
Monro Muffler Brake, Inc.	21,604	712,500
OfficeMax, Inc.*	70,987	918,572
Pacific Sunwear of California, Inc.*	52,300	188,803
Penske Automotive Group, Inc.*	35,500	710,710
PEP Boys-Manny, Moe & Jack	39,777	505,566
Pier 1 Imports, Inc.*	98,656	1,001,358
Rent-A-Center, Inc.	51,803	1,808,443
Rue21, Inc.*	11,800	339,840
Sally Beauty Holdings, Inc.*	88,901	1,245,503
Select Comfort Corp.*	43,800	528,228
Sonic Automotive, Inc., Class A	22,725	318,377
Stage Stores, Inc.	36,374	699,108
Systemax, Inc.*	14,000	189,280
Talbots, Inc.*	56,300	340,052
Ulta Salon Cosmetics & Fragrance, Inc.*	26,325	1,267,022
Vitamin Shoppe, Inc.*	12,800	433,024
Wet Seal, Inc., Class A*	77,400	331,272
Zumiez, Inc.*	16,900	446,667

		28,369,924

Textiles, Apparel & Luxury Goods (2.1%)
American Apparel, Inc.*	38,853	37,447
Carter’s, Inc.*	46,172	1,321,904
Cherokee, Inc.	8,679	149,800
Columbia Sportswear Co.	9,634	572,452
Crocs, Inc.*	77,134	1,376,071
Deckers Outdoor Corp.*	30,203	2,601,988
G-III Apparel Group Ltd.*	12,100	454,718
Iconix Brand Group, Inc.*	66,531	1,429,086
Jones Group, Inc.	67,394	926,668
Liz Claiborne, Inc.*	88,465	476,826
Maidenform Brands, Inc.*	17,330	495,118
Quiksilver, Inc.*	105,800	467,636
Skechers U.S.A., Inc., Class A*	31,479	646,579
Steven Madden Ltd.*	23,985	1,125,616
Timberland Co., Class A*	29,846	1,232,341
True Religion Apparel, Inc.*	23,610	554,127
Under Armour, Inc., Class A*	29,767	2,025,644
Vera Bradley, Inc.*	9,427	397,914
Warnaco Group, Inc.*	35,197	2,012,916
Wolverine World Wide, Inc.	37,240	1,388,307

		19,693,158

Total Consumer Discretionary		122,879,826

Consumer Staples (2.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	7,274	673,718
Heckmann Corp.*	74,457	487,693

		1,161,411

Food & Staples Retailing (0.8%)
Andersons, Inc.	14,406	701,860
Casey’s General Stores, Inc.	29,813	1,162,707
Fresh Market, Inc.*	11,098	418,839
Nash Finch Co.	9,061	343,774
Pantry, Inc.*	16,735	248,180
Pricesmart, Inc.	9,952	364,641
Rite Aid Corp.*	447,000	473,820
Ruddick Corp.	36,902	1,424,048
Spartan Stores, Inc.	17,070	252,465
United Natural Foods, Inc.*	36,788	1,648,838
Village Super Market, Inc., Class A	3,779	109,969
Weis Markets, Inc.	8,051	325,744
Winn-Dixie Stores, Inc.*	51,434	367,239

		7,842,124

Food Products (1.3%)
B&G Foods, Inc.	39,300	737,661
Cal-Maine Foods, Inc.	11,692	344,914
Chiquita Brands International, Inc.*	41,200	632,008
Darling International, Inc.*	80,197	1,232,628
Diamond Foods, Inc.	18,037	1,006,465
Dole Food Co., Inc.*	30,236	412,117
Farmer Bros Co.	9,617	116,558
Fresh Del Monte Produce, Inc.	37,404	976,618
Hain Celestial Group, Inc.*	37,980	1,225,994
J&J Snack Foods Corp.	11,703	550,860
Lancaster Colony Corp.	18,237	1,105,162
Lifeway Foods, Inc.*	17,415	181,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pilgrim’s Pride Corp.*	39,000	$300,690
Sanderson Farms, Inc.	17,293	794,095
Snyders-Lance, Inc.	25,540	506,969
Tootsie Roll Industries, Inc.	21,257	602,853
TreeHouse Foods, Inc.*	28,333	1,611,298

		12,338,354

Household Products (0.2%)
Central Garden & Pet Co., Class A*	61,133	563,035
Spectrum Brands Holdings, Inc.*	14,600	405,296
WD-40 Co.	12,027	509,223

		1,477,554

Personal Products (0.3%)
Elizabeth Arden, Inc.*	19,800	594,198
Medifast, Inc.*	15,180	299,805
Nu Skin Enterprises, Inc., Class A	38,059	1,094,196
Prestige Brands Holdings, Inc.*	27,800	319,700
Revlon, Inc., Class A*	16,600	263,442
Synutra International, Inc.*	14,900	171,350

		2,742,691

Tobacco (0.2%)
Alliance One International, Inc.*	75,924	305,214
Star Scientific, Inc.*	67,907	308,298
Universal Corp.	22,253	968,896
Vector Group Ltd.	45,082	779,468

		2,361,876

Total Consumer Staples		27,924,010

Energy (7.2%)
Energy Equipment & Services (2.5%)
Basic Energy Services, Inc.*	17,700	451,527
Bristow Group, Inc.*	27,080	1,280,884
Cal Dive International, Inc.*	75,498	526,976
CARBO Ceramics, Inc.	15,261	2,153,632
Complete Production Services, Inc.*	61,640	1,960,768
Dril-Quip, Inc.*	27,205	2,150,011
Forbes Energy Services Ltd.*	8,600	17,475
Global Industries Ltd.*	92,802	908,532
Gulf Island Fabrication, Inc.	10,396	334,439
Gulfmark Offshore, Inc., Class A*	19,255	857,040
Helix Energy Solutions Group, Inc.*	83,800	1,441,360
Hercules Offshore, Inc.*	97,424	643,973
Hornbeck Offshore Services, Inc.*	21,834	673,579
ION Geophysical Corp.*	105,500	1,338,795
Key Energy Services, Inc.*	94,772	1,473,705
Lufkin Industries, Inc.	24,788	2,316,934
Natural Gas Services Group, Inc.*	10,277	182,520
Newpark Resources, Inc.*	70,202	551,788
OYO Geospace Corp.*	3,100	305,598
Parker Drilling Co.*	102,029	705,020
Pioneer Drilling Co.*	43,400	598,920
RPC, Inc.	39,222	993,101
Tesco Corp.*	24,200	531,190
TETRA Technologies, Inc.*	70,061	1,078,939
Willbros Group, Inc.*	31,198	340,682

		23,817,388

Oil, Gas & Consumable Fuels (4.7%)
Abraxas Petroleum Corp.*	60,600	354,510
Alon USA Energy, Inc.	22,437	307,387
Apco Oil and Gas International, Inc.	7,755	665,069
Approach Resources, Inc.*	13,277	446,107
ATP Oil & Gas Corp.*	33,749	611,194
Berry Petroleum Co., Class A	40,021	2,019,059
Bill Barrett Corp.*	36,802	1,468,768
BPZ Resources, Inc.*	73,455	390,046
Brigham Exploration Co.*	95,496	3,550,541
CAMAC Energy, Inc.*	57,700	86,550
Carrizo Oil & Gas, Inc.*	26,003	960,291
Cheniere Energy, Inc.*	44,000	409,640
Clayton Williams Energy, Inc.*	4,500	475,650
Clean Energy Fuels Corp.*	29,059	475,986
Cloud Peak Energy, Inc.*	25,577	552,207
Contango Oil & Gas Co.*	10,649	673,443
Crosstex Energy, Inc.	22,111	220,004
CVR Energy, Inc.*	23,300	539,628
Delta Petroleum Corp.*	162,877	148,218
DHT Holdings, Inc.	42,163	202,804
Energy Partners Ltd.*	23,200	417,600
Energy XXI Bermuda Ltd.*	52,602	1,793,728
FX Energy, Inc.*	33,100	276,716
General Maritime Corp.	37,717	77,320
GeoResources, Inc.*	12,500	390,875
GMX Resources, Inc.*	26,525	163,659
Golar LNG Ltd.	29,787	761,951
Goodrich Petroleum Corp.*	18,600	413,292
Green Plains Renewable Energy, Inc.*	17,600	211,552
Gulfport Energy Corp.*	22,294	805,928
Harvest Natural Resources, Inc.*	31,469	479,588
International Coal Group, Inc.*	105,255	1,189,382
Isramco, Inc.*	200	13,000
James River Coal Co.*	22,038	532,658
Jura Energy Corp.*	6,900	320
Knightsbridge Tankers Ltd.	16,250	406,900
Kodiak Oil & Gas Corp.*	135,100	905,170
Magnum Hunter Resources Corp.*	40,300	345,371
McMoRan Exploration Co.*	70,819	1,254,205
Nordic American Tanker Shipping Ltd.	37,501	931,525
Northern Oil and Gas, Inc.*	41,061	1,096,329
Oasis Petroleum, Inc.*	38,040	1,202,825
Overseas Shipholding Group, Inc.	20,500	658,870
Panhandle Oil and Gas, Inc., Class A	8,020	253,833
Patriot Coal Corp.*	59,473	1,536,188
Penn Virginia Corp.	39,395	668,139
Petroleum Development Corp.*	21,161	1,015,940
PetroQuest Energy, Inc.*	47,459	444,216
Resolute Energy Corp.*	30,500	553,270
Rosetta Resources, Inc.*	39,624	1,883,725
Ship Finance International Ltd.	36,005	746,384
Stone Energy Corp.*	32,982	1,100,609
Swift Energy Co.*	34,769	1,483,941
Targa Resources Corp.	12,365	448,108
Teekay Tankers Ltd., Class A	21,657	226,532
TransAtlantic Petroleum Ltd.*	118,100	366,110
Uranium Energy Corp.*	46,500	185,535
USEC, Inc.*	96,814	425,982
VAALCO Energy, Inc.*	38,800	301,088
Venoco, Inc.*	18,600	317,874
W&T Offshore, Inc.	31,644	721,167
Warren Resources, Inc.*	54,200	275,878
Western Refining, Inc.*	34,603	586,521
World Fuel Services Corp.	54,116	2,197,651

		44,624,557

Total Energy		68,441,945

Financials (19.9%)
Capital Markets (2.1%)
American Capital Ltd.*	276,907	2,741,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Investment Corp.	144,691	$1,744,974
Artio Global Investors, Inc.	23,269	376,027
BGC Partners, Inc., Class A	45,700	424,553
BlackRock Kelso Capital Corp.	45,469	460,601
Calamos Asset Management, Inc., Class A	15,571	258,323
Capital Southwest Corp.	2,190	200,451
Cohen & Steers, Inc.	14,609	433,595
Cowen Group, Inc., Class A*	17,700	70,977
Diamond Hill Investment Group, Inc.	1,713	137,040
Duff & Phelps Corp., Class A	21,795	348,284
Epoch Holding Corp.	10,500	165,690
Evercore Partners, Inc., Class A	12,311	422,144
Fifth Street Finance Corp.	43,209	576,840
GFI Group, Inc.	300	1,506
Gladstone Capital Corp.	18,501	209,246
Gladstone Investment Corp.	18,204	141,263
Harris & Harris Group, Inc.*	25,500	137,190
Hercules Technology Growth Capital, Inc.	29,107	320,177
Internet Capital Group, Inc.*	30,400	431,680
Investment Technology Group, Inc.*	34,900	634,831
JMP Group, Inc.	12,100	104,181
KBW, Inc.	28,733	752,517
Knight Capital Group, Inc., Class A*	76,705	1,027,847
LaBranche & Co., Inc.*	42,908	168,628
Main Street Capital Corp.	8,200	151,290
MCG Capital Corp.	53,936	350,584
Medallion Financial Corp.	12,930	113,655
MF Global Holdings Ltd.*	79,882	661,423
MVC Capital, Inc.	18,500	253,820
NGP Capital Resources Co.	17,841	171,987
Oppenheimer Holdings, Inc., Class A	7,800	261,378
optionsXpress Holdings, Inc.	37,127	679,795
PennantPark Investment Corp.	33,258	396,435
Penson Worldwide, Inc.*	15,149	101,650
Piper Jaffray Cos., Inc.*	16,281	674,522
Prospect Capital Corp.	63,845	779,548
Safeguard Scientifics, Inc.*	15,827	322,080
Sanders Morris Harris Group, Inc.	16,900	135,369
Stifel Financial Corp.*	27,086	1,944,504
SWS Group, Inc.	20,283	123,118
TICC Capital Corp.	24,300	264,141
TradeStation Group, Inc.*	27,700	194,454
Triangle Capital Corp.	8,700	157,122
Virtus Investment Partners, Inc.*	3,578	210,816
Westwood Holdings Group, Inc.	4,297	172,954

		20,410,589

Commercial Banks (5.4%)
1st Source Corp.	10,620	212,825
Alliance Financial Corp./New York	3,400	113,390
American National Bankshares, Inc.	5,000	112,550
Ameris Bancorp*	11,554	117,389
Ames National Corp.	7,850	149,935
Arrow Financial Corp.	7,719	190,968
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	430,930
Bancorp Rhode Island, Inc.	3,000	92,610
Bancorp, Inc./Delaware*	16,500	152,295
Bank of Marin Bancorp/California	4,300	160,476
Bank of the Ozarks, Inc.	11,169	488,197
Boston Private Financial Holdings, Inc.	61,370	433,886
Bridge Bancorp, Inc.	7,581	169,587
Bryn Mawr Bank Corp.	7,680	157,978
Capital City Bank Group, Inc.	9,800	124,264
Cathay General Bancorp	64,847	1,105,641
Centerstate Banks, Inc.	15,293	107,051
Chemical Financial Corp.	17,541	349,592
Citizens & Northern Corp.	9,802	164,772
City Holding Co.	14,550	514,488
CNB Financial Corp./Pennsylvania	7,100	103,021
CoBiz Financial, Inc.	24,221	168,336
Columbia Banking System, Inc.	31,455	602,992
Community Bank System, Inc.	25,878	628,059
Community Trust Bancorp, Inc.	13,296	367,900
CVB Financial Corp.	69,987	651,579
Danvers Bancorp, Inc.	14,400	308,448
Eagle Bancorp, Inc.*	12,500	175,625
Enterprise Financial Services Corp.	11,395	160,328
F.N.B. Corp./Pennsylvania	94,051	991,297
First Bancorp, Inc./Maine	7,219	110,090
First Bancorp/North Carolina	12,510	165,883
First BanCorp/Puerto Rico*	3,809	19,045
First Busey Corp.	39,706	201,706
First Commonwealth Financial Corp.	76,813	526,169
First Community Bancshares, Inc./Virginia	12,200	172,996
First Financial Bancorp	47,316	789,704
First Financial Bankshares, Inc.	17,208	883,975
First Interstate Bancsystem, Inc.	15,400	209,440
First Merchants Corp.	20,952	173,273
First Midwest Bancorp, Inc./Illinois	61,668	727,066
First of Long Island Corp.	4,500	124,875
First South Bancorp, Inc./North Carolina	6,695	33,408
FirstMerit Corp.	87,569	1,493,927
German American Bancorp, Inc.	9,100	156,429
Glacier Bancorp, Inc.	59,314	892,676
Great Southern Bancorp, Inc.	8,530	182,968
Hancock Holding Co.	22,533	739,984
Heartland Financial USA, Inc.	10,900	185,300
Heritage Financial Corp./Washington*	7,600	107,692
Home Bancorp, Inc.*	7,400	113,368
Home Bancshares, Inc./Arkansas	17,750	403,812
Hudson Valley Holding Corp.	11,000	242,000
IBERIABANK Corp.	22,185	1,333,984
Independent Bank Corp./Massachusetts	19,586	529,018
International Bancshares Corp.	46,090	845,291
Investors Bancorp, Inc.*	38,148	568,024
Lakeland Bancorp, Inc.	24,389	253,158
Lakeland Financial Corp.	12,400	281,232
MainSource Financial Group, Inc.	16,581	165,976
MB Financial, Inc.	41,451	868,813
Merchants Bancshares, Inc.	3,900	103,272
Metro Bancorp, Inc.*	11,823	146,014
Nara Bancorp, Inc.*	28,055	269,889
National Bankshares, Inc./Virginia	8,044	232,472
National Penn Bancshares, Inc.	107,391	831,206
NBT Bancorp, Inc.	29,778	678,641
Northfield Bancorp, Inc./New Jersey	13,959	192,634
Old National Bancorp/Indiana	75,539	809,778
OmniAmerican Bancorp, Inc.*	9,800	155,232
Oriental Financial Group, Inc.	39,100	490,705
Orrstown Financial Services, Inc.	5,265	147,420
Pacific Continental Corp.	15,630	159,270
PacWest Bancorp	25,416	552,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Park National Corp.	10,148	$678,089
Peapack-Gladstone Financial Corp.	7,200	95,472
Penns Woods Bancorp, Inc.	3,200	124,576
Peoples Bancorp, Inc./Ohio	10,220	122,844
Pinnacle Financial Partners, Inc.*	25,800	426,732
PrivateBancorp, Inc.	44,370	678,417
Prosperity Bancshares, Inc.	38,084	1,628,853
Renasant Corp.	16,481	279,847
Republic Bancorp, Inc./Kentucky, Class A	7,700	149,996
S&T Bancorp, Inc.	20,325	438,410
Sandy Spring Bancorp, Inc.	19,851	366,449
SCBT Financial Corp.	10,334	343,915
Sierra Bancorp	10,066	112,538
Signature Bank/New York*	33,467	1,887,539
Simmons First National Corp., Class A	13,801	373,869
Southside Bancshares, Inc.	11,400	243,960
Southwest Bancorp, Inc./Oklahoma*	15,157	215,078
State Bancorp, Inc./New York.	13,496	140,223
StellarOne Corp.	16,896	239,923
Sterling Bancorp/New York	21,698	217,197
Sterling Bancshares, Inc./Texas	84,567	728,122
Suffolk Bancorp	7,962	167,043
Susquehanna Bancshares, Inc.	107,514	1,005,256
SVB Financial Group*	34,606	1,970,120
Texas Capital Bancshares, Inc.*	32,423	842,674
Tower Bancorp, Inc.	3,900	86,931
Trico Bancshares	10,216	166,623
Trustmark Corp.	53,380	1,250,160
UMB Financial Corp.	26,518	990,580
Umpqua Holdings Corp.	91,804	1,050,238
United Bankshares, Inc.	34,217	907,435
United Community Banks, Inc./Georgia*	69,740	165,284
Univest Corp. of Pennsylvania	8,234	145,906
Washington Banking Co.	12,600	177,660
Webster Financial Corp.	56,165	1,203,616
WesBanco, Inc.	18,898	391,378
West Bancorp, Inc.	21,026	167,787
Westamerica Bancorp	24,074	1,236,681
Western Alliance Bancorp*	38,960	320,251
Whitney Holding Corp./Louisiana	77,400	1,054,188
Wilshire Bancorp, Inc.*	15,900	77,910
Wintrust Financial Corp.	24,912	915,516

		51,562,308

Consumer Finance (0.6%)
Advance America Cash Advance Centers, Inc.	38,977	206,578
Cash America International, Inc.	24,338	1,120,765
Credit Acceptance Corp.*	4,200	298,032
Dollar Financial Corp.*	32,108	666,241
EZCORP, Inc., Class A*	37,296	1,170,722
First Cash Financial Services, Inc.*	20,968	809,365
First Marblehead Corp.*	50,900	111,980
Nelnet, Inc., Class A	16,369	357,335
World Acceptance Corp.*	13,381	872,441

		5,613,459

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*	12,300	66,051
Compass Diversified Holdings	25,898	381,736
Life Partners Holdings, Inc.	7,621	61,273
MarketAxess Holdings, Inc.	29,512	714,190
NewStar Financial, Inc.*	22,828	249,282
PHH Corp.*	44,915	977,800
PICO Holdings, Inc.*	17,775	534,316
Portfolio Recovery Associates, Inc.*	13,516	1,150,617

		4,135,265

Insurance (2.5%)
Alterra Capital Holdings Ltd.	77,214	1,724,961
American Equity Investment Life Holding Co.	49,493	649,348
American Safety Insurance Holdings Ltd.*	9,506	203,714
AMERISAFE, Inc.*	14,200	313,962
Amtrust Financial Services, Inc.	17,700	337,539
Argo Group International Holdings Ltd.	26,939	890,065
Baldwin & Lyons, Inc., Class B	6,923	162,137
Citizens, Inc./Texas*	25,949	189,428
CNA Surety Corp.*	14,287	360,890
CNO Financial Group, Inc.*	169,101	1,269,949
Delphi Financial Group, Inc., Class A	38,659	1,187,218
Donegal Group, Inc., Class A	10,144	135,625
eHealth, Inc.*	18,100	240,730
EMC Insurance Group, Inc.	4,080	101,306
Employers Holdings, Inc.	38,801	801,629
Enstar Group Ltd.*	5,188	518,177
FBL Financial Group, Inc., Class A	10,900	334,848
First American Financial Corp.	83,300	1,374,450
Flagstone Reinsurance Holdings S.A.	35,395	318,909
Gerova Financial Group Ltd.(b)*†	3,940	18,616
Greenlight Capital Reinsurance Ltd., Class A*	23,193	654,275
Harleysville Group, Inc.	11,188	370,658
Hilltop Holdings, Inc.*	32,684	328,147
Horace Mann Educators Corp.	32,637	548,302
Infinity Property & Casualty Corp.	11,552	687,228
Kansas City Life Insurance Co.	3,500	111,930
Maiden Holdings Ltd.	43,061	322,527
Meadowbrook Insurance Group, Inc.	47,777	494,492
Montpelier Reinsurance Holdings Ltd.	58,593	1,035,338
National Financial Partners Corp.*	34,969	515,793
Navigators Group, Inc.*	12,303	633,604
Platinum Underwriters Holdings Ltd.	28,127	1,071,357
Presidential Life Corp.	14,858	141,597
Primerica, Inc.	19,300	492,343
ProAssurance Corp.*	27,297	1,729,811
RLI Corp.	16,348	942,462
Safety Insurance Group, Inc.	10,875	501,446
SeaBright Holdings, Inc.	18,420	188,805
Selective Insurance Group, Inc.	43,532	753,104
State Auto Financial Corp.	11,834	215,615
Stewart Information Services Corp.	12,627	132,331
Tower Group, Inc.	28,421	682,957
United Fire & Casualty Co.	20,164	407,514

		24,095,137

Real Estate Investment Trusts (REITs) (7.5%)
Acadia Realty Trust (REIT)	32,673	618,173
Agree Realty Corp. (REIT)	5,912	132,724
Alexander’s, Inc. (REIT)	1,775	722,336
American Assets Trust, Inc. (REIT)	24,218	515,117
American Campus Communities, Inc. (REIT)	52,400	1,729,200
American Capital Agency Corp. (REIT)	93,862	2,735,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Anworth Mortgage Asset Corp. (REIT)	93,511	$662,993
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,200	134,070
Ashford Hospitality Trust, Inc. (REIT)	43,700	481,574
Associated Estates Realty Corp. (REIT)	25,324	402,145
BioMed Realty Trust, Inc. (REIT)	100,447	1,910,502
CapLease, Inc. (REIT)	40,725	223,173
Capstead Mortgage Corp. (REIT)	57,077	729,444
CBL & Associates Properties, Inc. (REIT)	113,738	1,981,316
Cedar Shopping Centers, Inc. (REIT)	33,046	199,267
Chesapeake Lodging Trust (REIT)	6,200	107,942
Colonial Properties Trust (REIT)	56,333	1,084,410
Colony Financial, Inc. (REIT)	12,046	226,826
Cousins Properties, Inc. (REIT)	69,831	583,089
CreXus Investment Corp. (REIT)	11,200	127,904
Cypress Sharpridge Investments, Inc. (REIT)	52,125	660,945
DCT Industrial Trust, Inc. (REIT)	168,600	935,730
DiamondRock Hospitality Co. (REIT)	123,698	1,381,707
DuPont Fabros Technology, Inc. (REIT)	32,800	795,400
Dynex Capital, Inc. (REIT)	9,900	99,594
EastGroup Properties, Inc. (REIT)	21,827	959,733
Education Realty Trust, Inc. (REIT)	41,294	331,591
Entertainment Properties Trust (REIT)	35,114	1,644,037
Equity Lifestyle Properties, Inc. (REIT)	20,849	1,201,945
Equity One, Inc. (REIT)	29,786	559,083
Extra Space Storage, Inc. (REIT)	74,533	1,543,578
FelCor Lodging Trust, Inc. (REIT)*	74,272	455,287
First Industrial Realty Trust, Inc. (REIT)*	44,930	534,218
First Potomac Realty Trust (REIT)	31,244	492,093
Franklin Street Properties Corp. (REIT)	55,099	775,243
Getty Realty Corp. (REIT)	15,620	357,386
Gladstone Commercial Corp. (REIT)	7,100	129,504
Glimcher Realty Trust (REIT)	75,932	702,371
Government Properties Income Trust (REIT)	21,866	587,321
Hatteras Financial Corp. (REIT)	54,669	1,537,292
Healthcare Realty Trust, Inc. (REIT)	48,958	1,111,347
Hersha Hospitality Trust (REIT)	99,877	593,269
Highwoods Properties, Inc. (REIT)	60,195	2,107,427
Home Properties, Inc. (REIT)	31,650	1,865,768
Inland Real Estate Corp. (REIT)	57,908	552,442
Invesco Mortgage Capital, Inc. (REIT)	53,985	1,179,572
Investors Real Estate Trust (REIT)	60,196	571,862
iStar Financial, Inc. (REIT)*	71,700	658,206
Kilroy Realty Corp. (REIT)	42,943	1,667,477
Kite Realty Group Trust (REIT)	46,229	245,476
LaSalle Hotel Properties (REIT)	57,340	1,548,180
Lexington Realty Trust (REIT)	86,986	813,319
LTC Properties, Inc. (REIT)	21,469	608,431
Medical Properties Trust, Inc. (REIT)	91,312	1,056,480
MFA Financial, Inc. (REIT)	260,842	2,138,904
Mid-America Apartment Communities, Inc. (REIT)	25,993	1,668,751
Mission West Properties, Inc. (REIT)	22,180	145,723
Monmouth Real Estate Investment Corp. (REIT), Class A	18,161	149,102
National Health Investors, Inc. (REIT)	21,328	1,022,038
National Retail Properties, Inc. (REIT)	65,987	1,724,240
Newcastle Investment Corp. (REIT)*	47,600	287,504
NorthStar Realty Finance Corp. (REIT)	50,399	269,635
Omega Healthcare Investors, Inc. (REIT)	76,108	1,700,253
Pebblebrook Hotel Trust (REIT)	29,343	649,947
Pennsylvania Real Estate Investment Trust (REIT)	44,352	632,903
PennyMac Mortgage Investment Trust (REIT)	19,800	364,122
Post Properties, Inc. (REIT)	42,099	1,652,386
Potlatch Corp. (REIT)	34,544	1,388,669
PS Business Parks, Inc. (REIT)	14,780	856,353
Ramco-Gershenson Properties Trust (REIT)	30,400	380,912
Redwood Trust, Inc. (REIT)	63,891	993,505
Resource Capital Corp. (REIT)	26,794	176,572
Retail Opportunity Investments Corp. (REIT)	33,500	366,490
Sabra Healthcare REIT, Inc. (REIT)	19,773	348,203
Saul Centers, Inc. (REIT)	5,800	258,390
Sovran Self Storage, Inc. (REIT)	23,362	923,967
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	789,545
Sun Communities, Inc. (REIT)	13,628	485,838
Sunstone Hotel Investors, Inc. (REIT)*	77,171	786,372
Tanger Factory Outlet Centers (REIT)	66,442	1,743,438
Terreno Realty Corp. (REIT)*	7,200	124,056
Two Harbors Investment Corp. (REIT)	30,700	321,429
Universal Health Realty Income Trust (REIT)	11,050	447,857
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	275,581
U-Store-It Trust (REIT)	70,668	743,427
Walter Investment Management Corp. (REIT)	19,568	315,632
Washington Real Estate Investment Trust (REIT)	48,017	1,492,849
Winthrop Realty Trust (REIT)	12,400	151,900

		71,347,151

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	6,400	126,656
Consolidated-Tomoka Land Co.	4,600	149,040
Forestar Group, Inc.*	31,321	595,725
Tejon Ranch Co.*	7,802	286,646

		1,158,067

Thrifts & Mortgage Finance (1.3%)
Abington Bancorp, Inc.	15,485	189,382
Astoria Financial Corp.	70,553	1,013,847
BankFinancial Corp.	22,221	204,211
Beneficial Mutual Bancorp, Inc.*	22,754	196,139
Berkshire Hills Bancorp, Inc.	11,244	234,437
Brookline Bancorp, Inc.	54,077	569,431
Dime Community Bancshares, Inc.	18,101	267,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
ESB Financial Corp.	7,408	$109,416
ESSA Bancorp, Inc.	9,839	129,875
First Financial Holdings, Inc.	13,091	148,059
Flagstar Bancorp, Inc.*	55,800	83,700
Flushing Financial Corp.	24,842	370,146
Home Federal Bancorp, Inc./Idaho	12,482	147,038
Kearny Financial Corp.	18,996	190,530
Meridian Interstate Bancorp, Inc.*	13,991	196,574
MGIC Investment Corp.*	165,747	1,473,491
NewAlliance Bancshares, Inc.	88,126	1,307,790
Northwest Bancshares, Inc.	88,810	1,113,677
OceanFirst Financial Corp.	10,800	150,660
Ocwen Financial Corp.*	51,485	567,365
Oritani Financial Corp.	44,350	562,358
PMI Group, Inc.*	115,439	311,685
Provident Financial Services, Inc.	55,316	818,677
Provident New York Bancorp	29,200	301,344
Radian Group, Inc.	107,967	735,255
Territorial Bancorp, Inc.	10,395	207,068
TrustCo Bank Corp./New York	70,354	417,199
United Financial Bancorp, Inc.	13,745	226,930
ViewPoint Financial Group	11,760	152,880

		12,396,335

Total Financials		190,718,311

Health Care (12.3%)
Biotechnology (3.1%)
Acorda Therapeutics, Inc.*	32,435	752,492
Affymax, Inc.*	12,393	72,747
Alkermes, Inc.*	83,825	1,085,534
Allos Therapeutics, Inc.*	47,269	149,843
Alnylam Pharmaceuticals, Inc.*	33,101	316,777
AMAG Pharmaceuticals, Inc.*	15,823	264,244
Ardea Biosciences, Inc.*	10,200	292,638
Arena Pharmaceuticals, Inc.*	84,134	116,946
ARIAD Pharmaceuticals, Inc.*	112,157	843,421
ArQule, Inc.*	46,615	333,763
Array BioPharma, Inc.*	68,919	210,892
BioCryst Pharmaceuticals, Inc.*	21,203	80,359
Celera Corp.*	71,271	578,008
Celldex Therapeutics, Inc.*	16,278	65,438
Cepheid, Inc.*	53,849	1,508,849
Clinical Data, Inc.*	10,000	303,000
Codexis, Inc.*	29,916	354,804
Cubist Pharmaceuticals, Inc.*	49,318	1,244,786
Cytokinetics, Inc.*	46,685	69,561
Cytori Therapeutics, Inc.*	3,720	29,128
Dyax Corp.*	64,968	104,598
Emergent Biosolutions, Inc.*	15,400	372,064
Enzon Pharmaceuticals, Inc.*	41,114	448,143
Exelixis, Inc.*	92,186	1,041,702
Genomic Health, Inc.*	13,012	320,095
Geron Corp.*	80,111	404,561
Halozyme Therapeutics, Inc.*	55,035	369,285
Idenix Pharmaceuticals, Inc.*	48,700	161,684
Immunogen, Inc.*	47,068	426,907
Incyte Corp.*	78,747	1,248,140
InterMune, Inc.*	36,934	1,742,915
Ironwood Pharmaceuticals, Inc.*	18,300	256,200
Isis Pharmaceuticals, Inc.*	84,998	768,382
Lexicon Pharmaceuticals, Inc.*	121,679	204,421
Ligand Pharmaceuticals, Inc., Class B*	13,726	137,260
MannKind Corp.*	48,416	176,718
Maxygen, Inc.	35,908	186,722
Medivation, Inc.*	26,386	491,835
Metabolix, Inc.*	21,834	229,475
Micromet, Inc.*	64,779	363,410
Momenta Pharmaceuticals, Inc.*	31,728	502,889
Nabi Biopharmaceuticals*	39,237	227,967
Nanosphere, Inc.*	827	2,688
Neurocrine Biosciences, Inc.*	32,000	242,880
Novavax, Inc.*	71,059	184,043
NPS Pharmaceuticals, Inc.*	39,622	379,182
Onyx Pharmaceuticals, Inc.*	48,084	1,691,595
Opko Health, Inc.*	70,900	264,457
Orexigen Therapeutics, Inc.*	28,003	78,688
Osiris Therapeutics, Inc.*	12,884	93,538
PDL BioPharma, Inc.	104,627	606,837
Pharmacyclics, Inc.*	36,000	212,040
Pharmasset, Inc.*	23,499	1,849,606
Progenics Pharmaceuticals, Inc.*	44,898	277,470
Rigel Pharmaceuticals, Inc.*	45,840	325,922
Sangamo BioSciences, Inc.*	37,600	313,208
Savient Pharmaceuticals, Inc.*	57,929	614,047
Seattle Genetics, Inc.*	72,755	1,132,795
SIGA Technologies, Inc.*	27,652	334,589
Spectrum Pharmaceuticals, Inc.*	34,365	305,505
StemCells, Inc.*	128,784	117,193
Synta Pharmaceuticals Corp.*	24,207	127,329
Targacept, Inc.*	19,100	507,869
Theravance, Inc.*	47,527	1,151,104
Vical, Inc.*	5,400	15,984

		29,687,172

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	16,862	486,300
ABIOMED, Inc.*	28,350	411,925
Accuray, Inc.*	41,000	370,230
Align Technology, Inc.*	45,476	931,348
Alphatec Holdings, Inc.*	46,909	126,654
American Medical Systems Holdings, Inc.*	65,723	1,422,246
Analogic Corp.	12,116	685,160
AngioDynamics, Inc.*	20,940	316,613
ArthroCare Corp.*	21,600	720,144
Conceptus, Inc.*	28,842	416,767
CONMED Corp.*	25,287	664,542
CryoLife, Inc.*	37,668	229,775
Cyberonics, Inc.*	25,834	821,780
Cynosure, Inc., Class A*	12,753	177,139
Delcath Systems, Inc.*	26,600	196,042
DexCom, Inc.*	47,108	731,116
DynaVox, Inc., Class A*	13,200	72,864
Greatbatch, Inc.*	21,718	574,658
Haemonetics Corp.*	19,754	1,294,677
Hansen Medical, Inc.*	4,950	10,940
HeartWare International, Inc.*	5,900	504,627
ICU Medical, Inc.*	9,545	417,880
Immucor, Inc.*	63,311	1,252,292
Insulet Corp.*	30,378	626,394
Integra LifeSciences Holdings Corp.*	15,144	718,128
Invacare Corp.	28,116	874,970
IRIS International, Inc.*	17,037	153,674
Kensey Nash Corp.*	8,104	201,871
MAKO Surgical Corp.*	20,500	496,100
Masimo Corp.	43,438	1,437,798
Medical Action Industries, Inc.*	19,104	160,474
MELA Sciences, Inc.*	3,050	10,736
Meridian Bioscience, Inc.	36,277	870,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Merit Medical Systems, Inc.*	22,486	$441,175
Natus Medical, Inc.*	27,018	453,902
Neogen Corp.*	15,978	661,170
NuVasive, Inc.*	33,609	850,980
NxStage Medical, Inc.*	18,700	411,026
OraSure Technologies, Inc.*	40,086	315,076
Orthofix International N.V.*	15,053	488,620
Orthovita, Inc.*	58,808	125,261
Palomar Medical Technologies, Inc.*	15,971	237,169
Quidel Corp.*	19,500	233,220
Rochester Medical Corp.*	15,389	176,666
RTI Biologics, Inc.*	46,849	133,988
Sirona Dental Systems, Inc.*	26,867	1,347,649
SonoSite, Inc.*	14,365	478,642
Stereotaxis, Inc.*	53,634	207,564
STERIS Corp.	47,570	1,643,068
SurModics, Inc.*	14,421	180,262
Symmetry Medical, Inc.*	33,416	327,477
Syneron Medical Ltd.*	28,500	371,640
Synovis Life Technologies, Inc.*	10,689	205,015
TomoTherapy, Inc.*	13,639	62,330
Unilife Corp.*	38,600	218,862
Vascular Solutions, Inc.*	21,668	236,398
Volcano Corp.*	42,624	1,091,174
West Pharmaceutical Services, Inc.	30,064	1,345,965
Wright Medical Group, Inc.*	31,559	536,819
Zoll Medical Corp.*	16,401	734,929

		31,902,196

Health Care Providers & Services (3.3%)
Air Methods Corp.*	9,000	605,250
Alliance HealthCare Services, Inc.*	29,549	130,607
Almost Family, Inc.*	6,700	252,188
Amedisys, Inc.*	24,634	862,190
AMERIGROUP Corp.*	41,470	2,664,447
Amsurg Corp.*	25,262	642,665
Assisted Living Concepts, Inc., Class A*	7,341	287,327
Bio-Reference Labs, Inc.*	21,430	480,889
BioScrip, Inc.*	38,300	180,393
CardioNet, Inc.*	22,102	105,869
Catalyst Health Solutions, Inc.*	31,127	1,740,933
Centene Corp.*	39,183	1,292,255
Chemed Corp.	19,590	1,304,890
Chindex International, Inc.*	15,396	247,106
Cross Country Healthcare, Inc.*	28,695	224,682
Emeritus Corp.*	18,206	463,525
Ensign Group, Inc.	10,800	344,844
Gentiva Health Services, Inc.*	26,641	746,747
Hanger Orthopedic Group, Inc.*	28,309	736,883
HealthSouth Corp.*	70,306	1,756,244
Healthspring, Inc.*	46,478	1,736,883
Healthways, Inc.*	32,147	494,099
HMS Holdings Corp.*	20,343	1,665,075
IPC The Hospitalist Co., Inc.*	14,984	680,423
Kindred Healthcare, Inc.*	36,329	867,536
Landauer, Inc.	8,626	530,671
LHC Group, Inc.*	12,043	361,290
Magellan Health Services, Inc.*	29,315	1,438,780
Molina Healthcare, Inc.*	9,607	384,280
MWI Veterinary Supply, Inc.*	9,592	773,883
National Healthcare Corp.	7,200	334,728
Owens & Minor, Inc.#	48,400	1,572,032
PharMerica Corp.*	24,781	283,495
Providence Service Corp.*	5,723	85,731
PSS World Medical, Inc.*	44,221	1,200,600
RehabCare Group, Inc.*	20,680	762,472
Select Medical Holdings Corp.*	28,203	227,316
Sun Healthcare Group, Inc.*	19,773	278,206
Sunrise Senior Living, Inc.*	42,677	509,137
Team Health Holdings, Inc.*	17,400	304,152
Triple-S Management Corp., Class B*	14,336	295,035
U.S. Physical Therapy, Inc.	9,807	219,088
Universal American Corp.	24,150	553,276
WellCare Health Plans, Inc.*	31,984	1,341,729

		31,969,851

Health Care Technology (0.5%)
athenahealth, Inc.*	25,081	1,131,906
Computer Programs & Systems, Inc.	7,602	488,657
MedAssets, Inc.*	36,682	560,134
Medidata Solutions, Inc.*	15,600	398,892
Merge Healthcare, Inc.*	52,592	256,649
Omnicell, Inc.*	28,055	427,558
Quality Systems, Inc.	15,138	1,261,601
Vital Images, Inc.*	17,065	230,548

		4,755,945

Life Sciences Tools & Services (0.7%)
Affymetrix, Inc.*	54,400	283,424
Bruker Corp.*	58,232	1,214,137
Dionex Corp.*	13,396	1,581,398
Enzo Biochem, Inc.*	36,735	153,920
eResearchTechnology, Inc.*	39,075	264,538
Kendle International, Inc.*	11,716	125,478
Luminex Corp.*	37,219	698,229
Pacific Biosciences of California, Inc.*	18,000	252,900
PAREXEL International Corp.*	54,437	1,355,481
Sequenom, Inc.*	75,149	475,693

		6,405,198

Pharmaceuticals (1.4%)
Acura Pharmaceuticals, Inc.*	34,052	107,604
Auxilium Pharmaceuticals, Inc.*	38,257	821,378
AVANIR Pharmaceuticals, Inc., Class A*	70,900	289,272
Cadence Pharmaceuticals, Inc.*	25,735	237,019
Depomed, Inc.*	58,634	588,685
Durect Corp.*	96,364	346,910
Impax Laboratories, Inc.*	56,466	1,437,060
Inspire Pharmaceuticals, Inc.*	51,903	205,536
Jazz Pharmaceuticals, Inc.*	11,200	356,720
Lannett Co., Inc.*	33,557	187,248
Medicines Co.*	41,787	680,710
Medicis Pharmaceutical Corp., Class A	50,975	1,633,239
Nektar Therapeutics*	80,386	761,255
Obagi Medical Products, Inc.*	5,013	63,364
Optimer Pharmaceuticals, Inc.*	22,256	263,289
Par Pharmaceutical Cos., Inc.*	32,135	998,756
Pozen, Inc.*	26,986	144,915
Questcor Pharmaceuticals, Inc.*	47,900	690,239
Salix Pharmaceuticals Ltd.*	46,463	1,627,599
Sucampo Pharmaceuticals, Inc., Class A*	42,720	179,424
ViroPharma, Inc.*	63,233	1,258,337
Vivus, Inc.*	73,827	456,989
XenoPort, Inc.*	23,178	137,446

		13,472,994

Total Health Care		118,193,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (15.6%)
Aerospace & Defense (1.9%)
AAR Corp.*	33,512	$928,953
Aerovironment, Inc.*	10,321	360,925
American Science & Engineering, Inc.	7,277	672,104
Ceradyne, Inc.*	24,493	1,104,145
Cubic Corp.	12,186	700,695
Curtiss-Wright Corp.	41,917	1,472,963
DigitalGlobe, Inc.*	22,113	619,827
Esterline Technologies Corp.*	22,687	1,604,425
GeoEye, Inc.*	15,341	637,879
HEICO Corp.	26,060	1,629,271
Hexcel Corp.*	75,059	1,477,912
Ladish Co., Inc.*	13,200	721,380
Moog, Inc., Class A*	37,353	1,714,876
National Presto Industries, Inc.	3,572	402,493
Orbital Sciences Corp.*	52,887	1,000,622
Teledyne Technologies, Inc.*	27,354	1,414,475
Triumph Group, Inc.	14,502	1,282,702

		17,745,647

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	42,600	359,970
Atlas Air Worldwide Holdings, Inc.*	20,727	1,445,087
Forward Air Corp.	26,940	825,172
Hub Group, Inc., Class A*	34,333	1,242,511
Pacer International, Inc.*	28,620	150,541

		4,023,281

Airlines (0.7%)
AirTran Holdings, Inc.*	99,811	743,592
Alaska Air Group, Inc.*	28,707	1,820,598
Allegiant Travel Co.	12,677	555,379
Hawaiian Holdings, Inc.*	38,900	233,789
JetBlue Airways Corp.*	195,689	1,226,970
SkyWest, Inc.	54,215	917,318
U.S. Airways Group, Inc.*	123,786	1,078,176

		6,575,822

Building Products (0.6%)
A.O. Smith Corp.	27,822	1,233,627
Ameron International Corp.	7,995	557,971
Apogee Enterprises, Inc.	21,400	282,266
Griffon Corp.*	51,143	671,508
NCI Building Systems, Inc.*	2,492	31,574
Quanex Building Products Corp.	33,467	656,957
Simpson Manufacturing Co., Inc.	34,619	1,019,876
Trex Co., Inc.*	11,800	384,916
Universal Forest Products, Inc.	15,654	573,719

		5,412,414

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.	40,632	1,031,646
ACCO Brands Corp.*	53,466	510,066
Brink’s Co.	38,400	1,271,424
Clean Harbors, Inc.*	19,018	1,876,316
Consolidated Graphics, Inc.*	11,364	620,815
Deluxe Corp.	46,861	1,243,691
EnergySolutions, Inc.	70,271	418,815
EnerNOC, Inc.*	15,744	300,868
Ennis, Inc.	22,556	384,129
Fuel Tech, Inc.*	18,014	160,325
G&K Services, Inc., Class A	17,482	581,276
GEO Group, Inc.*	48,474	1,242,873
Healthcare Services Group, Inc.	60,069	1,056,013
Herman Miller, Inc.	52,691	1,448,476
HNI Corp.	38,941	1,228,978
Interface, Inc., Class A	40,298	745,110
Kimball International, Inc., Class B	22,522	157,654
Knoll, Inc.	39,158	820,752
McGrath RentCorp	19,645	535,719
Metalico, Inc.*	17,703	110,113
Mine Safety Appliances Co.	19,907	729,990
Mobile Mini, Inc.*	32,795	787,736
Rollins, Inc.	57,927	1,175,918
Standard Parking Corp.*	2,010	35,698
Steelcase, Inc., Class A	66,472	756,451
Sykes Enterprises, Inc.*	35,099	693,907
Team, Inc.*	14,800	388,648
Tetra Tech, Inc.#*	56,337	1,390,960
UniFirst Corp.	12,705	673,492
United Stationers, Inc.	21,736	1,544,343
Viad Corp.	16,724	400,372

		24,322,574

Construction & Engineering (0.8%)
Argan, Inc.*	12,930	110,681
Comfort Systems USA, Inc.	32,243	453,659
Dycom Industries, Inc.*	39,416	683,473
EMCOR Group, Inc.*	54,399	1,684,737
Furmanite Corp.*	830	6,640
Granite Construction, Inc.	29,073	816,951
Great Lakes Dredge & Dock Corp.	46,707	356,374
Insituform Technologies, Inc., Class A*	34,662	927,209
Layne Christensen Co.*	17,093	589,709
MasTec, Inc.*	48,462	1,008,010
MYR Group, Inc.*	15,100	361,192
Northwest Pipe Co.*	7,972	182,798
Sterling Construction Co., Inc.*	13,400	226,192
Tutor Perini Corp.	23,995	584,518

		7,992,143

Electrical Equipment (1.7%)
A123 Systems, Inc.*	58,200	369,570
Acuity Brands, Inc.	34,502	2,018,022
American Superconductor Corp.*	39,075	971,795
AZZ, Inc.	10,493	478,481
Belden, Inc.	40,735	1,529,599
Brady Corp., Class A	37,141	1,325,562
Broadwind Energy, Inc.*	29,219	38,277
Capstone Turbine Corp.*	180,600	326,886
Encore Wire Corp.	17,428	424,198
Ener1, Inc.*	42,839	126,804
EnerSys*	37,539	1,492,175
Franklin Electric Co., Inc.	21,276	982,951
FuelCell Energy, Inc.*	63,560	136,018
GrafTech International Ltd.*	92,392	1,906,047
II-VI, Inc.*	21,393	1,064,302
LSI Industries, Inc.	6,318	45,742
Polypore International, Inc.*	19,200	1,105,536
SatCon Technology Corp.*	88,700	342,382
Woodward, Inc.	46,733	1,615,093

		16,299,440

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	14,213	872,963
Seaboard Corp.	267	644,271
Standex International Corp.	9,079	344,003
Tredegar Corp.	28,029	604,866
United Capital Corp.*	1,351	38,233

		2,504,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (3.4%)
3D Systems Corp.*	14,100	$684,555
Actuant Corp., Class A	52,613	1,525,777
Albany International Corp., Class A	27,591	687,016
Altra Holdings, Inc.*	22,700	536,174
American Railcar Industries, Inc.*	7,969	198,906
Ampco-Pittsburgh Corp.	1,780	49,092
Astec Industries, Inc.*	15,843	590,786
Badger Meter, Inc.	13,430	553,450
Barnes Group, Inc.	45,506	950,165
Blount International, Inc.*	51,233	818,703
Briggs & Stratton Corp.	46,044	1,042,897
Cascade Corp.	7,000	312,060
Chart Industries, Inc.*	26,821	1,476,228
CIRCOR International, Inc.	15,109	710,425
CLARCOR, Inc.	40,474	1,818,497
Colfax Corp.*	20,400	468,180
Commercial Vehicle Group, Inc.*	18,800	335,392
Energy Recovery, Inc.*	25,255	80,311
EnPro Industries, Inc.*	17,254	626,665
ESCO Technologies, Inc.	24,852	948,104
Flow International Corp.*	16,296	71,539
Gorman-Rupp Co.	10,776	424,467
Greenbrier Cos., Inc.*	14,500	411,510
John Bean Technologies Corp.	25,631	492,884
Kaydon Corp.	30,954	1,213,087
L.B. Foster Co., Class A	7,800	336,258
Lindsay Corp.	11,575	914,657
McCoy Corp.	3,100	12,470
Meritor, Inc.*	77,735	1,319,163
Met-Pro Corp.	8,996	107,052
Middleby Corp.*	12,998	1,211,674
Mueller Industries, Inc.	32,157	1,177,589
Mueller Water Products, Inc., Class A	141,493	633,889
NACCO Industries, Inc., Class A	4,400	486,948
Nordson Corp.	27,945	3,215,352
RBC Bearings, Inc.*	17,000	649,910
Robbins & Myers, Inc.	34,125	1,569,409
Sauer-Danfoss, Inc.*	8,700	443,091
Sun Hydraulics Corp.	10,500	452,550
Tennant Co.	15,831	665,535
Titan International, Inc.	29,200	777,012
Wabash National Corp.*	47,300	547,734
Watts Water Technologies, Inc., Class A	27,659	1,056,297

		32,603,460

Marine (0.0%)
Horizon Lines, Inc., Class A	32,800	27,880
International Shipholding Corp.	5,969	148,628
Ultrapetrol Bahamas Ltd.*	12,635	64,186

		240,694

Professional Services (1.2%)
Acacia Research Corp. - Acacia Technologies*	29,741	1,017,737
Advisory Board Co.*	14,242	733,463
Corporate Executive Board Co.	31,704	1,279,891
CoStar Group, Inc.*	18,236	1,143,032
Dolan Co.*	23,300	282,862
Exponent, Inc.*	12,223	545,268
Heidrick & Struggles International, Inc.	15,604	434,259
Huron Consulting Group, Inc.*	18,750	519,188
ICF International, Inc.*	13,700	281,398
Insperity, Inc.	17,787	540,369
Kelly Services, Inc., Class A*	19,134	415,399
Kforce, Inc.*	28,891	528,705
Korn/Ferry International*	37,552	836,283
Navigant Consulting, Inc.*	42,332	422,897
Resources Connection, Inc.	41,095	796,832
SFN Group, Inc.*	41,200	580,508
TrueBlue, Inc.*	35,615	597,976
VSE Corp.	3,825	113,641

		11,069,708

Road & Rail (1.1%)
Amerco, Inc.*	8,242	799,474
Arkansas Best Corp.	23,168	600,515
Avis Budget Group, Inc.*	77,064	1,380,216
Dollar Thrifty Automotive Group, Inc.*	23,399	1,561,415
Genesee & Wyoming, Inc., Class A*	31,361	1,825,210
Heartland Express, Inc.	48,655	854,382
Knight Transportation, Inc.	54,150	1,042,388
Old Dominion Freight Line, Inc.*	36,393	1,277,030
Patriot Transportation Holding, Inc.*	900	24,075
RailAmerica, Inc.*	17,300	294,792
Werner Enterprises, Inc.	35,366	936,138

		10,595,635

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	33,955	409,837
Applied Industrial Technologies, Inc.	38,188	1,270,133
Beacon Roofing Supply, Inc.*	42,176	863,343
CAI International, Inc.*	3,870	100,078
H&E Equipment Services, Inc.*	21,000	409,710
Houston Wire & Cable Co.	10,410	152,194
Interline Brands, Inc.*	30,046	612,938
Kaman Corp.	23,992	844,518
Lawson Products, Inc.	5,314	122,435
RSC Holdings, Inc.*	44,821	644,526
Rush Enterprises, Inc., Class A*	32,200	637,560
TAL International Group, Inc.	12,400	449,748
United Rentals, Inc.*	45,844	1,525,688
Watsco, Inc.	23,687	1,651,221

		9,693,929

Total Industrials		149,079,083

Information Technology (19.1%)
Communications Equipment (3.0%)
Acme Packet, Inc.*	33,447	2,373,399
ADTRAN, Inc.	49,306	2,093,533
Arris Group, Inc.*	110,703	1,410,356
Aruba Networks, Inc.*	60,316	2,041,093
Aviat Networks, Inc.*	42,137	217,848
Bel Fuse, Inc., Class B	1,450	31,914
BigBand Networks, Inc.*	39,895	101,732
Black Box Corp.	15,043	528,761
Blue Coat Systems, Inc.*	36,795	1,036,147
Comtech Telecommunications Corp.	25,643	696,977
DG FastChannel, Inc.*	20,260	652,777
EMS Technologies, Inc.*	11,349	223,065
Emulex Corp.*	79,657	849,940
Finisar Corp.*	60,400	1,485,840
Globecomm Systems, Inc.*	3,550	43,772
Harmonic, Inc.*	86,459	810,985
Infinera Corp.*	86,261	723,730
InterDigital, Inc.	34,625	1,651,959
Ixia*	26,063	413,880
Loral Space & Communications, Inc.*	10,096	782,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NETGEAR, Inc.*	31,829	$1,032,533
Oclaro, Inc.*	39,600	455,796
Oplink Communications, Inc.*	16,800	327,432
PC-Tel, Inc.*	6,672	51,174
Plantronics, Inc.	38,259	1,401,045
Powerwave Technologies, Inc.*	88,598	399,577
Riverbed Technology, Inc.*	100,512	3,784,277
SeaChange International, Inc.*	28,110	267,045
Sonus Networks, Inc.*	163,241	613,786
Sycamore Networks, Inc.	16,421	401,165
Tekelec*	58,881	478,114
UTStarcom, Inc.*	93,400	219,490
ViaSat, Inc.*	27,140	1,081,258

		28,683,345

Computers & Peripherals (0.7%)
Avid Technology, Inc.*	22,731	506,901
Electronics for Imaging, Inc.*	49,952	734,794
Hypercom Corp.*	35,400	425,862
Intermec, Inc.*	57,202	617,210
Novatel Wireless, Inc.*	24,000	131,040
Quantum Corp.*	201,581	507,984
Silicon Graphics International Corp.*	23,200	496,480
STEC, Inc.*	32,499	652,905
Stratasys, Inc.*	15,566	731,602
Super Micro Computer, Inc.*	18,500	296,740
Synaptics, Inc.*	30,737	830,514
Xyratex Ltd.*	24,200	270,556

		6,202,588

Electronic Equipment, Instruments & Components (2.6%)
Anixter International, Inc.	21,958	1,534,645
Benchmark Electronics, Inc.*	48,348	917,162
Brightpoint, Inc.*	43,412	470,586
Checkpoint Systems, Inc.*	36,911	829,759
Cognex Corp.	36,803	1,039,685
Coherent, Inc.*	21,452	1,246,576
Comverge, Inc.*	20,308	94,635
Daktronics, Inc.	26,800	288,100
DTS, Inc.*	15,895	741,184
Electro Rent Corp.	2,169	37,263
Electro Scientific Industries, Inc.*	21,200	368,032
FARO Technologies, Inc.*	16,067	642,680
Insight Enterprises, Inc.*	46,143	785,815
IPG Photonics Corp.*	19,760	1,139,757
L-1 Identity Solutions, Inc.*	69,037	813,256
Littelfuse, Inc.	19,549	1,116,248
Maxwell Technologies, Inc.*	21,200	366,124
Measurement Specialties, Inc.*	11,100	378,066
Mercury Computer Systems, Inc.*	18,200	385,112
Methode Electronics, Inc.	45,082	544,591
Microvision, Inc.*	71,396	94,243
MTS Systems Corp.	15,602	710,671
Newport Corp.*	27,187	484,744
OSI Systems, Inc.*	15,768	591,773
Park Electrochemical Corp.	15,472	498,972
PC Connection, Inc.*	21,196	187,797
Plexus Corp.*	36,075	1,264,789
Power-One, Inc.*	65,400	572,250
RadiSys Corp.*	23,542	203,874
Rofin-Sinar Technologies, Inc.*	24,925	984,537
Rogers Corp.*	13,684	616,601
Sanmina-SCI Corp.*	63,800	715,198
Scansource, Inc.*	23,039	875,252
SMART Modular Technologies (WWH), Inc.*	39,900	310,023
SYNNEX Corp.*	15,862	519,163
TTM Technologies, Inc.*	65,362	1,186,974
Universal Display Corp.*	23,260	1,280,230

		24,836,367

Internet Software & Services (2.1%)
Ancestry.com, Inc.*	15,200	538,840
comScore, Inc.*	26,663	786,825
Constant Contact, Inc.*	18,346	640,275
DealerTrack Holdings, Inc.*	37,064	850,990
Digital River, Inc.*	35,331	1,322,439
EarthLink, Inc.	103,433	809,880
GSI Commerce, Inc.*	49,812	1,457,997
InfoSpace, Inc.*	28,000	242,480
Internap Network Services Corp.*	39,400	258,858
j2 Global Communications, Inc.*	41,578	1,226,967
Keynote Systems, Inc.	12,104	224,529
KIT Digital, Inc.*	21,600	260,064
LivePerson, Inc.*	34,100	431,024
LogMeIn, Inc.*	12,100	510,136
Move, Inc.*	118,200	282,498
NIC, Inc.	46,855	583,813
OpenTable, Inc.*	12,700	1,350,645
Openwave Systems, Inc.*	79,841	170,860
Rackspace Hosting, Inc.*	77,790	3,333,302
RightNow Technologies, Inc.*	24,700	773,110
SAVVIS, Inc.*	35,722	1,324,929
Stamps.com, Inc.	14,405	192,307
Terremark Worldwide, Inc.*	44,275	841,225
United Online, Inc.	72,273	455,681
ValueClick, Inc.*	62,424	902,651
Vocus, Inc.*	12,900	333,594

		20,105,919

IT Services (2.2%)
Acxiom Corp.*	63,869	916,520
CACI International, Inc., Class A*	22,959	1,407,846
Cardtronics, Inc.*	21,600	439,560
CSG Systems International, Inc.*	33,465	667,292
Euronet Worldwide, Inc.*	44,426	858,755
Forrester Research, Inc.	11,280	431,911
Global Cash Access Holdings, Inc.*	40,400	132,108
Hackett Group, Inc.*	10,719	41,161
Heartland Payment Systems, Inc.	35,637	624,717
iGATE Corp.	19,000	356,630
Jack Henry & Associates, Inc.	68,044	2,306,011
Lionbridge Technologies, Inc.*	46,700	160,181
ManTech International Corp., Class A*	18,541	786,138
MAXIMUS, Inc.	16,442	1,334,597
MoneyGram International, Inc.*	67,800	232,554
NCI, Inc., Class A*	8,225	200,443
Sapient Corp.*	83,569	956,865
SRA International, Inc., Class A*	39,774	1,127,991
Stream Global Services, Inc.*	38,200	115,746
Syntel, Inc.	12,582	657,158
TeleTech Holdings, Inc.*	34,125	661,343
TNS, Inc.*	23,218	361,504
Unisys Corp.*	34,464	1,075,966
VeriFone Systems, Inc.*	67,731	3,721,818
Wright Express Corp.*	34,002	1,762,664

		21,337,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.9%)
Advanced Analogic Technologies, Inc.*	51,670	$195,313
Advanced Energy Industries, Inc.*	26,403	431,689
Amkor Technology, Inc.*	104,109	701,695
ANADIGICS, Inc.*	52,100	233,408
Applied Micro Circuits Corp.*	58,562	607,873
ATMI, Inc.*	29,870	563,946
Axcelis Technologies, Inc.*	79,100	209,615
Brooks Automation, Inc.*	59,550	817,621
Cabot Microelectronics Corp.*	22,120	1,155,770
Cavium Networks, Inc.*	35,602	1,599,598
CEVA, Inc.*	16,200	433,026
Cirrus Logic, Inc.*	53,467	1,124,411
Cymer, Inc.*	26,598	1,504,915
Day4 Energy, Inc.*	7,000	3,105
Diodes, Inc.*	29,708	1,011,854
Entegris, Inc.*	100,746	883,542
Entropic Communications, Inc.*	44,945	379,785
Exar Corp.*	30,032	180,793
FEI Co.*	34,673	1,169,174
FormFactor, Inc.*	42,795	440,788
GT Solar International, Inc.*	50,100	534,066
Hittite Microwave Corp.*	21,915	1,397,519
Integrated Device Technology, Inc.*	130,200	959,574
Kulicke & Soffa Industries, Inc.*	56,441	527,723
Lattice Semiconductor Corp.*	96,400	568,760
LTX-Credence Corp.*	37,600	343,288
MaxLinear, Inc., Class A*	15,600	127,452
Micrel, Inc.	40,675	548,299
Microsemi Corp.*	74,627	1,545,525
MIPS Technologies, Inc.*	36,400	381,836
MKS Instruments, Inc.	42,872	1,427,638
Monolithic Power Systems, Inc.*	31,496	446,928
Netlogic Microsystems, Inc.*	50,210	2,109,824
NVE Corp.*	4,043	227,783
OmniVision Technologies, Inc.*	41,618	1,478,687
Pericom Semiconductor Corp.*	21,500	222,955
Photronics, Inc.*	40,500	363,285
Power Integrations, Inc.	24,124	924,673
RF Micro Devices, Inc.*	212,846	1,364,343
Rubicon Technology, Inc.*	10,200	282,336
Semtech Corp.*	55,396	1,386,008
Sigma Designs, Inc.*	20,459	264,944
Silicon Image, Inc.*	60,800	545,376
Standard Microsystems Corp.*	17,920	441,907
Tessera Technologies, Inc.*	43,710	798,145
Trident Microsystems, Inc.*	41,033	47,188
TriQuint Semiconductor, Inc.*	125,665	1,622,335
Ultratech, Inc.*	17,324	509,326
Veeco Instruments, Inc.*	30,694	1,560,483
Volterra Semiconductor Corp.*	19,883	493,695
Zoran Corp.*	44,522	462,584

		37,562,406

Software (4.6%)
Accelrys, Inc.*	31,958	255,664
ACI Worldwide, Inc.*	31,072	1,019,162
Actuate Corp.*	37,203	193,456
Advent Software, Inc.*	27,014	774,491
American Software, Inc., Class A	6,090	44,944
Ariba, Inc.*	67,894	2,317,901
Aspen Technology, Inc.*	49,900	748,001
Blackbaud, Inc.	41,587	1,132,830
Blackboard, Inc.*	27,157	984,170
Bottomline Technologies, Inc.*	23,491	590,564
CommVault Systems, Inc.*	39,714	1,583,794
Concur Technologies, Inc.*	34,420	1,908,589
Ebix, Inc.*	18,849	445,779
Epicor Software Corp.*	46,139	510,759
EPIQ Systems, Inc.	31,930	458,515
Fair Isaac Corp.	33,127	1,047,144
FalconStor Software, Inc.*	44,909	204,336
Fortinet, Inc.*	31,700	1,394,800
Interactive Intelligence, Inc.*	10,000	387,100
JDA Software Group, Inc.*	33,455	1,012,348
Kenexa Corp.*	18,700	515,933
Lawson Software, Inc.*	104,175	1,260,517
Magma Design Automation, Inc.*	50,500	344,410
Manhattan Associates, Inc.*	21,550	705,116
Mentor Graphics Corp.*	87,318	1,277,462
MicroStrategy, Inc., Class A*	6,309	848,434
NetScout Systems, Inc.*	18,154	495,967
NetSuite, Inc.*	17,700	514,716
Opnet Technologies, Inc.	10,100	393,799
Parametric Technology Corp.*	92,645	2,083,586
Pegasystems, Inc.	10,425	395,525
Progress Software Corp.*	56,277	1,637,098
QLIK Technologies, Inc.*	9,700	252,200
Quest Software, Inc.*	47,511	1,206,304
Radiant Systems, Inc.*	34,637	613,075
RealPage, Inc.*	10,900	302,257
Renaissance Learning, Inc.	16,300	191,525
Rosetta Stone, Inc.*	8,103	107,041
Smith Micro Software, Inc.*	24,400	228,384
SolarWinds, Inc.*	28,000	656,880
Sourcefire, Inc.*	20,346	559,718
SuccessFactors, Inc.*	50,446	1,971,934
Synchronoss Technologies, Inc.*	16,634	578,032
Take-Two Interactive Software, Inc.*	53,356	820,082
Taleo Corp., Class A*	28,441	1,013,922
TeleCommunication Systems, Inc., Class A*	27,494	113,275
THQ, Inc.*	51,900	236,664
TIBCO Software, Inc.*	124,750	3,399,438
TiVo, Inc.*	92,067	806,507
Tyler Technologies, Inc.*	31,177	739,207
Ultimate Software Group, Inc.*	21,570	1,267,237
VirnetX Holding Corp.	28,000	557,480
Websense, Inc.*	42,504	976,317

		44,084,389

Total Information Technology		182,812,493

Materials (5.8%)
Chemicals (2.7%)
A. Schulman, Inc.	21,143	522,655
Arch Chemicals, Inc.	21,246	883,621
Balchem Corp.	24,885	933,685
Calgon Carbon Corp.*	51,138	812,071
Ferro Corp.*	72,473	1,202,327
Georgia Gulf Corp.*	27,000	999,000
H.B. Fuller Co.	43,759	939,943
Innophos Holdings, Inc.	14,913	687,638
Koppers Holdings, Inc.	16,713	713,645
Kraton Performance Polymers, Inc.*	8,400	321,300
LSB Industries, Inc.*	14,100	558,924
Minerals Technologies, Inc.	17,025	1,166,553
NewMarket Corp.	7,187	1,137,127
Olin Corp.	69,503	1,593,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
OM Group, Inc.*	28,287	$1,033,607
Omnova Solutions, Inc.*	36,300	285,681
PolyOne Corp.	73,100	1,038,751
Quaker Chemical Corp.	9,100	365,547
Rockwood Holdings, Inc.*	38,940	1,916,627
Sensient Technologies Corp.	42,125	1,509,760
Solutia, Inc.*	93,879	2,384,527
Stepan Co.	6,244	452,690
STR Holdings, Inc.*	22,700	435,386
W.R. Grace & Co.*	59,605	2,282,276
Westlake Chemical Corp.	18,078	1,015,984
Zoltek Cos., Inc.*	21,000	282,030

		25,474,364

Construction Materials (0.1%)
Texas Industries, Inc.	20,526	928,391

Containers & Packaging (0.5%)
Boise, Inc.	56,200	514,792
Graham Packaging Co., Inc.*	16,000	278,880
Graphic Packaging Holding Co.*	94,953	514,645
Rock-Tenn Co., Class A	31,244	2,166,772
Silgan Holdings, Inc.	40,102	1,529,490

		5,004,579

Metals & Mining (1.9%)
Allied Nevada Gold Corp.*	59,421	2,108,257
AMCOL International Corp.	23,149	832,901
Century Aluminum Co.*	42,291	789,996
Coeur d’Alene Mines Corp.*	65,236	2,268,908
General Moly, Inc.*	49,400	265,772
Globe Specialty Metals, Inc.	49,200	1,119,792
Golden Star Resources Ltd.*	206,800	614,196
Haynes International, Inc.	9,533	528,605
Hecla Mining Co.*	199,429	1,810,815
Horsehead Holding Corp.*	32,667	556,972
Jaguar Mining, Inc.*	67,400	351,828
Kaiser Aluminum Corp.	13,791	679,207
Materion Corp.*	19,245	785,196
Molycorp, Inc.*	20,170	1,210,603
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	27,586	859,304
Stillwater Mining Co.*	34,378	788,288
Thompson Creek Metals Co., Inc.*	125,100	1,568,754
U.S. Gold Corp.*	64,900	573,067
Worthington Industries, Inc.	43,380	907,510

		18,619,971

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.	37,020	1,008,055
Clearwater Paper Corp.*	10,569	860,316
Deltic Timber Corp.	9,253	618,470
KapStone Paper and Packaging Corp.*	27,486	471,935
Louisiana-Pacific Corp.*	103,548	1,087,254
P.H. Glatfelter Co.	43,415	578,288
Schweitzer-Mauduit International, Inc.	14,782	748,117
Wausau Paper Corp.	37,989	290,236

		5,662,671

Total Materials		55,689,976

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
AboveNet, Inc.	18,055	1,171,047
Alaska Communications Systems Group, Inc.	31,677	337,360
Atlantic Tele-Network, Inc.	7,100	264,049
Cbeyond, Inc.*	18,708	218,322
Cincinnati Bell, Inc.*	118,537	317,679
Cogent Communications Group, Inc.*	39,925	569,730
Consolidated Communications Holdings, Inc.	22,542	422,212
General Communication, Inc., Class A*	38,100	416,814
Global Crossing Ltd.*	25,589	356,199
Hughes Communications, Inc.*	6,841	408,203
IDT Corp., Class B	8,100	218,295
Neutral Tandem, Inc.*	30,573	450,952
PAETEC Holding Corp.*	126,685	423,128
Premiere Global Services, Inc.*	58,452	445,404
Vonage Holdings Corp.*	79,700	363,432

		6,382,826

Wireless Telecommunication Services (0.1%)
NTELOS Holdings Corp.	27,721	510,344
Shenandoah Telecommunications Co.	21,724	392,335
USA Mobility, Inc.	18,500	268,065

		1,170,744

Total Telecommunication Services		7,553,570

Utilities (3.0%)
Electric Utilities (1.2%)
Allete, Inc.	25,023	975,146
Cleco Corp.	46,481	1,593,833
El Paso Electric Co.*	30,846	937,718
Empire District Electric Co.	30,023	654,201
IDACORP, Inc.	37,108	1,413,815
MGE Energy, Inc.	20,553	832,191
Otter Tail Corp.	32,825	746,112
PNM Resources, Inc.	75,781	1,130,653
Portland General Electric Co.	57,432	1,365,159
UIL Holdings Corp.	39,731	1,212,590
UniSource Energy Corp.	25,243	912,030

		11,773,448

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	7,500	312,150
Laclede Group, Inc.	16,352	623,011
New Jersey Resources Corp.	32,311	1,387,757
Nicor, Inc.	35,092	1,884,440
Northwest Natural Gas Co.	19,342	892,247
Piedmont Natural Gas Co., Inc.#	55,177	1,674,622
South Jersey Industries, Inc.	26,076	1,459,474
Southwest Gas Corp.	39,036	1,521,233
WGL Holdings, Inc.	38,325	1,494,675

		11,249,609

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*	82,200	467,718

Multi-Utilities (0.4%)
Avista Corp.	46,099	1,066,270
Black Hills Corp.	34,719	1,161,003
CH Energy Group, Inc.	14,668	741,321
NorthWestern Corp.	26,578	805,313

		3,773,907

Water Utilities (0.1%)
American States Water Co.	16,779	601,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
California Water Service Group	16,750	$622,598

		1,224,293

Total Utilities		28,488,975

Total Common Stocks (99.4%) (Cost $580,646,971)		951,781,545

	Number of Shares	Value (Note1)
INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $131,203)	8,285	162,054

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$19,200	12,574

Total Financials		12,574

Total Corporate Bonds		12,574

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		12,574

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $7,728,607)	$7,728,607	$7,728,607

Total Investments (100.2%) (Cost $588,525,981)		959,684,780
Other Assets Less Liabilities (-0.2%)		(1,769,305)

Net Assets (100%)		$957,915,475

*	Non-income producing.

†	Securities (totaling $18,616 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,088,681.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	67	June-11	$5,404,392	$5,639,390	$234,998

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$122,879,826	$—	$—	$122,879,826
Consumer Staples	27,924,010	—	—	27,924,010
Energy	68,441,945	—	—	68,441,945
Financials	190,699,695	—	18,616	190,718,311
Health Care	118,193,356	—	—	118,193,356
Industrials	149,079,083	—	—	149,079,083
Information Technology	182,812,493	—	—	182,812,493
Materials	55,689,976	—	—	55,689,976
Telecommunication Services	7,553,570	—	—	7,553,570
Utilities	28,488,975	—	—	28,488,975
Corporate Bonds
Financials	—	12,574	—	12,574
Futures	234,998	—	—	234,998
Investment Companies
Investment Companies	162,054	—	—	162,054
Short-Term Investments	—	7,728,607	—	7,728,607

Total Assets	$952,159,981	$7,741,181	$18,616	$959,919,778

Total Liabilities	$—	$—	$—	$—

Total	$952,159,981	$7,741,181	$18,616	$959,919,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/10	$19,200
Total gains or losses (realized/unrealized) included in earnings	(99,584)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers in and/or out of Level 3	118,200
Transfers in and/or out of Level 3	(19,200)

Balance as of 3/31/11	$18,616

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(99,584)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,808,789
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$35,273,768

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$392,456,088
Aggregate gross unrealized depreciation	(27,726,652)

Net unrealized appreciation	$364,729,436

Federal income tax cost of investments	$594,955,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (0.4%)
Johnson Controls, Inc	86,400	$3,591,648

Automobiles (0.4%)
General Motors Co.*	93,600	2,904,408

Hotels, Restaurants & Leisure (5.5%)
Carnival plc.	111,900	4,401,585
Chipotle Mexican Grill, Inc.*	17,200	4,684,764
Ctrip.com International Ltd. (ADR)*	106,800	4,431,132
Las Vegas Sands Corp.*	98,400	4,154,448
Marriott International, Inc., Class A	207,809	7,393,844
MGM Resorts International*	87,600	1,151,940
Royal Caribbean Cruises Ltd.*	81,400	3,358,564
Starbucks Corp.	215,200	7,951,640
Starwood Hotels & Resorts Worldwide, Inc	103,600	6,021,232

		43,549,149

Internet & Catalog Retail (5.3%)
Amazon.com, Inc.*	156,700	28,226,371
Liberty Media Corp. - Interactive*	282,000	4,523,280
Netflix, Inc.*	3,800	901,854
priceline.com, Inc.*	17,400	8,812,056

		42,463,561

Media (1.3%)
Discovery Communications, Inc., Class A*	61,200	2,441,880
Walt Disney Co.	175,500	7,562,295

		10,004,175

Specialty Retail (1.7%)
AutoZone, Inc.*	9,700	2,653,532
CarMax, Inc.*	159,300	5,113,530
O’Reilly Automotive, Inc.*	50,100	2,878,746
Ross Stores, Inc.	39,700	2,823,464

		13,469,272

Textiles, Apparel & Luxury Goods (2.3%)
Coach, Inc.	179,000	9,315,160
Fossil, Inc.*	18,660	1,747,509
NIKE, Inc., Class B	100,900	7,638,130

		18,700,799

Total Consumer Discretionary		134,683,012

Consumer Staples (1.9%)
Beverages (0.2%)
PepsiCo, Inc.	25,300	1,629,573

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	78,600	5,762,952
Whole Foods Market, Inc.	36,100	2,378,990

		8,141,942

Food Products (0.4%)
Green Mountain Coffee Roasters, Inc.*	52,400	3,385,564

Household Products (0.3%)
Procter & Gamble Co.	32,900	2,026,640

Total Consumer Staples		15,183,719

Energy (9.2%)
Energy Equipment & Services (3.9%)
Cameron International Corp.*	120,400	6,874,840
FMC Technologies, Inc.*	69,200	6,538,016
McDermott International, Inc.*	140,200	3,559,678
Schlumberger Ltd.	152,300	14,203,498

		31,176,032

Oil, Gas & Consumable Fuels (5.3%)
Alpha Natural Resources, Inc.*	32,400	1,923,588
Cimarex Energy Co.	26,800	3,088,432
Continental Resources, Inc.*	59,700	4,266,759
EOG Resources, Inc.	72,600	8,603,826
Occidental Petroleum Corp.	84,500	8,829,405
Peabody Energy Corp.	83,000	5,972,680
Suncor Energy, Inc.	207,800	9,317,752

		42,002,442

Total Energy		73,178,474

Financials (7.0%)
Capital Markets (2.8%)
Franklin Resources, Inc	94,600	11,832,568
Invesco Ltd.	264,600	6,763,176
Northern Trust Corp.	74,800	3,796,100

		22,391,844

Commercial Banks (0.5%)
U.S. Bancorp	150,300	3,972,429

Consumer Finance (1.5%)
American Express Co.	224,600	10,151,920
Discover Financial Services	94,300	2,274,516

		12,426,436

Diversified Financial Services (1.8%)
IntercontinentalExchange, Inc.*	50,900	6,288,186
JPMorgan Chase & Co.	171,100	7,887,710

		14,175,896

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A*	118,000	3,150,600

Total Financials		56,117,205

Health Care (6.5%)
Biotechnology (1.0%)
Alexion Pharmaceuticals, Inc.*	12,900	1,272,972
Celgene Corp.*	51,500	2,962,795
Human Genome Sciences, Inc.*	121,100	3,324,195

		7,559,962

Health Care Equipment & Supplies (1.3%)
Covidien plc.	24,200	1,256,948
Edwards Lifesciences Corp.*	46,400	4,036,800
Stryker Corp.	85,900	5,222,720

		10,516,468

Health Care Providers & Services (3.1%)
AmerisourceBergen Corp.	42,500	1,681,300
Express Scripts, Inc.*	248,200	13,802,402
McKesson Corp.	122,000	9,644,100

		25,127,802

Life Sciences Tools & Services (0.5%)
Illumina, Inc.*	58,400	4,092,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.6%)
Allergan, Inc.	61,900	$4,396,138

Total Health Care		51,692,458

Industrials (17.1%)
Aerospace & Defense (2.4%)
Boeing Co.	92,500	6,838,525
Precision Castparts Corp.	66,400	9,772,752
Textron, Inc.	98,600	2,700,654

		19,311,931

Air Freight & Logistics (3.2%)
Expeditors International of Washington, Inc.	96,600	4,843,524
FedEx Corp.	145,100	13,574,105
United Parcel Service, Inc., Class B	94,300	7,008,376

		25,426,005

Construction & Engineering (0.3%)
Fluor Corp.	36,500	2,688,590

Electrical Equipment (2.2%)
Babcock & Wilcox Co.*	82,850	2,765,533
Cooper Industries plc	59,000	3,829,100
Emerson Electric Co.	84,000	4,908,120
Rockwell Automation, Inc.	22,700	2,148,555
Roper Industries, Inc.	42,700	3,691,842

		17,343,150

Industrial Conglomerates (0.8%)
3M Co.	67,900	6,348,650

Machinery (5.6%)
Caterpillar, Inc.	29,900	3,329,365
Cummins, Inc.	37,800	4,143,636
Danaher Corp.	461,200	23,936,280
Deere & Co.	43,300	4,195,337
Joy Global, Inc.	44,000	4,347,640
PACCAR, Inc.	88,300	4,622,505

		44,574,763

Road & Rail (1.0%)
Union Pacific Corp.	86,700	8,525,211

Trading Companies & Distributors (1.6%)
Fastenal Co.	128,100	8,304,723
W.W. Grainger, Inc.	31,400	4,323,152

		12,627,875

Total Industrials		136,846,175

Information Technology (30.6%)
Communications Equipment (4.1%)
Juniper Networks, Inc.*	275,800	11,605,664
QUALCOMM, Inc.	391,200	21,449,496

		33,055,160

Computers & Peripherals (8.4%)
Apple, Inc.*	167,000	58,191,150
EMC Corp.*	108,300	2,875,365
NetApp, Inc.*	80,900	3,897,762
SanDisk Corp.*	44,500	2,051,005

		67,015,282

Electronic Equipment, Instruments & Components (2.5%)
Corning, Inc.	541,600	11,173,208
Dolby Laboratories, Inc., Class A*	115,100	5,664,071
Trimble Navigation Ltd.*	61,800	3,123,372

		19,960,651

Internet Software & Services (8.3%)
Baidu, Inc. (ADR)*	139,100	19,169,371
eBay, Inc.*	244,700	7,595,488
Google, Inc., Class A*	55,000	32,241,550
Mail.ru Group Ltd. (GDR)(b)*§†	25,300	758,747
Tencent Holdings Ltd.	265,700	6,472,948

		66,238,104

IT Services (4.4%)
Accenture plc, Class A	154,400	8,487,368
Mastercard, Inc., Class A	51,400	12,938,408
Visa, Inc., Class A	113,300	8,341,146
Western Union Co.	249,600	5,184,192

		34,951,114

Semiconductors & Semiconductor Equipment (1.5%)
Broadcom Corp., Class A	176,800	6,962,384
NXP Semiconductors N.V.*	61,900	1,857,000
Samsung Electronics Co., Ltd. (GDR)(b)§	6,912	2,936,316

		11,755,700

Software (1.4%)
Autodesk, Inc.*	33,200	1,464,452
Nuance Communications, Inc.*	15,300	299,268
Red Hat, Inc.*	44,600	2,024,394
Rovi Corp.*	84,200	4,517,330
Salesforce.com, Inc.*	23,400	3,125,772

		11,431,216

Total Information Technology		244,407,227

Materials (5.3%)
Chemicals (3.3%)
Air Products & Chemicals, Inc.	39,000	3,517,020
Potash Corp. of Saskatchewan, Inc.	82,100	4,838,153
Praxair, Inc.	173,400	17,617,440

		25,972,613

Metals & Mining (2.0%)
Agnico-Eagle Mines Ltd.	32,800	2,176,280
BHP Billiton Ltd.	156,266	7,525,667
Freeport-McMoRan Copper & Gold, Inc.	83,200	4,621,760
Walter Energy, Inc.	14,800	2,004,364

		16,328,071

Total Materials		42,300,684

Telecommunication Services (3.8%)
Wireless Telecommunication Services (3.8%)
American Tower Corp., Class A*	274,100	14,203,862
Crown Castle International Corp.*	375,400	15,973,270

Total Telecommunication Services		30,177,132

Total Common Stocks (98.3%) (Cost $585,412,682)		784,586,086

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $3,237,717)	$3,237,717	$3,237,717

Total Investments (98.7%) (Cost $588,650,399)		787,823,803
Other Assets Less Liabilities (1.3%)		10,747,818

Net Assets (100%)		$798,571,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

*	Non-income producing.

†	Securities (totaling $758,747 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $3,695,063 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$130,281,427	$4,401,585	$—	$134,683,012
Consumer Staples	15,183,719	—	—	15,183,719
Energy	73,178,474	—	—	73,178,474
Financials	56,117,205	—	—	56,117,205
Health Care	51,692,458	—	—	51,692,458
Industrials	136,846,175	—	—	136,846,175
Information Technology	234,239,216	10,168,011	—	244,407,227
Materials	34,775,017	7,525,667	—	42,300,684
Telecommunication Services	30,177,132	—	—	30,177,132
Short-Term Investments	—	3,237,717	—	3,237,717

Total Assets	$762,490,823	$25,332,980	$—	$787,823,803

Total Liabilities	$—	$—	$—	$—

Total	$762,490,823	$25,332,980	$—	$787,823,803

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$107,049,501
Net Proceeds of Sales and Redemptions:
Stocks	$89,567,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$199,278,634
Aggregate gross unrealized depreciation	(2,046,575)

Net unrealized appreciation	$197,232,059

Federal income tax cost of investments	$590,591,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.5%)
Aisin Seiki Co., Ltd.	1,800	$62,496
Bridgestone Corp.	6,500	136,205
Cie Generale des Etablissements Michelin, Class B	34,671	2,928,490
Continental AG*	508	45,838
Denso Corp.	4,900	162,587
Goodyear Tire & Rubber Co.*	2,397	35,907
Johnson Controls, Inc.	6,682	277,771
Koito Manufacturing Co., Ltd.	1,000	16,026
NGK Spark Plug Co., Ltd.	2,000	27,314
NHK Spring Co., Ltd.	2,000	19,812
NOK Corp.	900	15,949
Nokian Renkaat Oyj	1,182	50,304
Pirelli & C. S.p.A.	2,898	25,464
Stanley Electric Co., Ltd.	1,200	19,837
Sumitomo Rubber Industries Ltd.	2,100	21,459
Toyoda Gosei Co., Ltd.	800	16,667
Toyota Boshoku Corp.	700	10,073
Toyota Industries Corp.	1,800	54,446

		3,926,645

Automobiles (1.9%)
Bayerische Motoren Werke (BMW) AG	28,611	2,382,166
Bayerische Motoren Werke (BMW) AG (Preference)	614	34,811
Daihatsu Motor Co., Ltd.	2,000	29,142
Daimler AG (Registered)*	9,093	642,397
Fiat S.p.A.	7,802	70,654
Ford Motor Co.*	37,319	556,426
Fuji Heavy Industries Ltd.	6,000	38,663
Harley-Davidson, Inc.	2,318	98,492
Honda Motor Co., Ltd.	16,500	619,891
Hyundai Motor Co.	24,939	4,615,176
Isuzu Motors Ltd.	11,000	43,508
Mazda Motor Corp.	14,100	31,021
Mitsubishi Motors Corp.*	39,000	47,824
Nissan Motor Co., Ltd.	25,200	223,582
Peugeot S.A.*	1,644	64,957
Porsche Automobil Holding SE (Preference)	861	56,386
Renault S.A.*	1,881	103,991
Suzuki Motor Corp.	3,300	73,752
Toyota Motor Corp.	104,500	4,208,644
Volkswagen AG	285	43,742
Volkswagen AG (Preference)	1,727	280,117
Yamaha Motor Co., Ltd.*	2,900	50,623

		14,315,965

Distributors (0.0%)
Canon Marketing Japan, Inc.	700	8,693
Genuine Parts Co.	1,551	83,196
Jardine Cycle & Carriage Ltd.	1,000	29,036
Li & Fung Ltd.	28,000	143,446

		264,371

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,200	50,052
Benesse Holdings, Inc.	600	24,561
DeVry, Inc.	608	33,483
H&R Block, Inc.	3,037	50,839

		158,935

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,480	66,500
Autogrill S.p.A.*	893	12,573
Carnival Corp.	4,258	163,337
Carnival plc	1,716	67,499
Compass Group plc	19,128	171,990
Crown Ltd.	4,618	38,930
Darden Restaurants, Inc.	1,363	66,964
Genting Singapore plc*	62,942	102,365
Intercontinental Hotels Group plc	2,656	54,452
International Game Technology	2,934	47,619
Marriott International, Inc., Class A	2,868	102,043
McDonald’s Corp.	10,293	783,194
McDonald’s Holdings Co. Japan Ltd.	573	13,832
OPAP S.A.	2,171	46,490
Oriental Land Co., Ltd.	500	39,733
Sands China Ltd.*	24,396	54,446
Shangri-La Asia Ltd.	13,000	33,592
SJM Holdings Ltd.	15,000	26,265
Sky City Entertainment Group Ltd.	6,322	16,304
Sodexo S.A.	885	64,630
Starbucks Corp.	7,360	271,952
Starwood Hotels & Resorts Worldwide, Inc.	1,896	110,196
TABCORP Holdings Ltd.	7,657	59,321
Tatts Group Ltd.	13,849	33,520
Thomas Cook Group plc	8,852	24,226
TUI AG*	1,678	20,054
TUI Travel plc	5,765	20,993
Whitbread plc	1,806	47,804
Wyndham Worldwide Corp.	1,723	54,809
Wynn Macau Ltd.	15,600	43,520
Wynn Resorts Ltd.	750	95,437
Yum! Brands, Inc.	4,597	236,194

		2,990,784

Household Durables (0.2%)
Casio Computer Co., Ltd.	2,400	18,985
D.R. Horton, Inc.	2,757	32,119
Electrolux AB, Class B*	2,611	67,303
Fortune Brands, Inc.	1,502	92,959
Harman International Industries, Inc.	685	32,072
Husqvarna AB, Class B	3,649	31,276
Leggett & Platt, Inc.	1,442	35,329
Lennar Corp., Class A	1,585	28,720
Newell Rubbermaid, Inc.	2,867	54,846
Panasonic Corp.	22,200	282,371
Pulte Group, Inc.*	3,316	24,538
Rinnai Corp.	300	19,909
Sekisui Chemical Co., Ltd.	5,000	39,132
Sekisui House Ltd.	6,000	56,263
Sharp Corp.	10,000	99,182
Sony Corp.	10,200	326,675
Stanley Black & Decker, Inc.	1,650	126,390
Whirlpool Corp.	748	63,849

		1,431,918

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,515	633,157
DeNA Co., Ltd.	1,000	36,127
Expedia, Inc.	25,004	566,591
Home Retail Group plc	9,050	28,034
Netflix, Inc.*	433	102,764
priceline.com, Inc.*	485	245,623
Rakuten, Inc.	67	60,250

		1,672,546

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,335	62,531
Mattel, Inc.	3,440	85,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Namco Bandai Holdings, Inc.	1,600	$17,447
Nikon Corp.	3,000	61,854
Sankyo Co., Ltd.	600	30,765
Sega Sammy Holdings, Inc.	2,100	36,506
Shimano, Inc.	600	29,971
Yamaha Corp.	2,000	22,674

		347,507

Media (5.7%)
Axel Springer AG	146	23,598
British Sky Broadcasting Group plc	11,723	155,150
Cablevision Systems Corp. - New York Group, Class A	2,294	79,395
CBS Corp., Class B	6,634	166,115
Comcast Corp., Class A	356,742	8,324,637
Dentsu, Inc.	1,761	45,454
DIRECTV, Class A*	7,829	366,397
Discovery Communications, Inc., Class A*	2,799	111,680
Eutelsat Communications S.A.	927	37,028
Fairfax Media Ltd.	25,389	33,877
Fuji Media Holdings, Inc.	8	11,195
Gannett Co., Inc.	2,365	36,019
Gestevision Telecinco S.A.*	1,498	17,149
Hakuhodo DY Holdings, Inc.	260	13,722
Interpublic Group of Cos., Inc.	4,812	60,487
ITV plc*	36,746	45,596
J.C. Decaux S.A.*	526	17,652
Jupiter Telecommunications Co., Ltd.	21	20,626
Kabel Deutschland Holding AG*	533	28,251
Lagardere S.C.A.	1,147	48,969
McGraw-Hill Cos., Inc.	3,023	119,106
Mediaset S.p.A.	7,420	47,152
Metropole Television S.A.	436	11,394
Modern Times Group AB, Class B	509	38,708
News Corp., Class A	399,790	7,020,313
Omnicom Group, Inc.	2,802	137,466
PagesJaunes Groupe S.A.	1,296	12,980
Pearson plc	146,065	2,579,836
ProSiebenSat.1 Media AG (Preference)	753	22,042
Publicis Groupe S.A.	1,319	73,977
Reed Elsevier N.V.	163,757	2,107,254
Reed Elsevier plc	12,507	108,344
Sanoma Oyj	909	20,573
Scripps Networks Interactive, Inc., Class A	884	44,280
SES S.A.	3,241	83,481
Singapore Press Holdings Ltd.	17,000	53,138
Societe Television Francaise 1 S.A.	1,457	26,750
Time Warner Cable, Inc.	63,342	4,518,818
Time Warner, Inc.	84,921	3,031,680
Toho Co., Ltd.	800	11,474
Viacom, Inc., Class B	89,489	4,163,028
Vivendi S.A.	179,235	5,118,339
Walt Disney Co.	104,395	4,498,381
Washington Post Co., Class B	54	23,628
Wolters Kluwer N.V.	3,090	72,256
WPP plc	12,929	159,392

		43,746,787

Multiline Retail (0.4%)
Big Lots, Inc.*	744	32,312
Family Dollar Stores, Inc.	1,247	63,996
Harvey Norman Holdings Ltd.	3,733	11,584
Isetan Mitsukoshi Holdings Ltd.	4,000	36,018
J. Front Retailing Co., Ltd.	4,000	16,639
J.C. Penney Co., Inc.	2,327	83,563
Kohl’s Corp.	2,879	152,702
Lifestyle International Holdings Ltd.	6,500	15,559
Macy’s, Inc.	4,161	100,946
Marks & Spencer Group plc	16,291	87,993
Marui Group Co., Ltd.	2,700	17,431
Next plc	2,034	64,606
Nordstrom, Inc.	1,657	74,366
PPR S.A.	795	121,850
Sears Holdings Corp.*	433	35,787
Takashimaya Co., Ltd.	3,000	19,151
Target Corp.	44,991	2,250,000

		3,184,503

Specialty Retail (1.7%)
ABC-Mart, Inc.	200	7,273
Abercrombie & Fitch Co., Class A	865	50,776
AutoNation, Inc.*	627	22,177
AutoZone, Inc.*	264	72,220
Bed Bath & Beyond, Inc.*	2,513	121,303
Best Buy Co., Inc.	3,251	93,369
CarMax, Inc.*	2,225	71,423
Esprit Holdings Ltd.	12,716	58,361
Fast Retailing Co., Ltd.	500	62,575
GameStop Corp., Class A*	1,494	33,645
Gap, Inc.	4,326	98,027
Hennes & Mauritz AB, Class B	10,279	341,336
Home Depot, Inc.	80,218	2,972,879
Inditex S.A.	33,063	2,653,037
Kingfisher plc	897,212	3,539,257
Limited Brands, Inc.	2,605	85,652
Lowe’s Cos., Inc.	13,587	359,104
Nitori Holdings Co., Ltd.	400	35,153
O’Reilly Automotive, Inc.*	1,392	79,984
RadioShack Corp.	1,044	15,670
Ross Stores, Inc.	1,186	84,348
Shimamura Co., Ltd.	200	17,624
Staples, Inc.	7,098	137,843
Tiffany & Co.	1,244	76,431
TJX Cos., Inc.	3,897	193,798
Urban Outfitters, Inc.*	1,262	37,646
USS Co., Ltd.	24,590	1,912,687
Yamada Denki Co., Ltd.	810	54,630

		13,288,228

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	2,080	131,043
Asics Corp.	2,000	26,737
Billabong International Ltd.	1,567	12,237
Burberry Group plc	4,473	84,241
Christian Dior S.A.	653	91,923
Cie Financiere Richemont S.A., Class A	5,294	305,767
Coach, Inc.	2,918	151,853
Luxottica Group S.p.A.	1,215	39,673
LVMH Moet Hennessy Louis Vuitton S.A.	2,445	387,046
NIKE, Inc., Class B	3,777	285,919
Nisshinbo Holdings, Inc.	1,000	9,702
Pandora A/S*	590	30,110
Polo Ralph Lauren Corp.	642	79,383
Puma AG Rudolf Dassler Sport	44	12,905
Swatch Group AG	313	138,388
Swatch Group AG (Registered)	429	34,096
VF Corp.	854	84,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	7,500	$23,864

		1,929,032

Total Consumer Discretionary		87,257,221

Consumer Staples (4.4%)
Beverages (0.7%)
Anheuser-Busch InBev N.V.	7,371	419,884
Asahi Breweries Ltd.	4,100	68,169
Brown-Forman Corp., Class B	1,017	69,461
Carlsberg A/S, Class B	1,051	113,167
Coca Cola Hellenic Bottling Co. S.A.	1,740	46,729
Coca-Cola Amatil Ltd.	5,472	66,448
Coca-Cola Co.	22,635	1,501,832
Coca-Cola Enterprises, Inc.	3,257	88,916
Coca-Cola West Co., Ltd.	800	15,244
Constellation Brands, Inc., Class A*	1,755	35,591
Diageo plc	25,199	479,027
Dr. Pepper Snapple Group, Inc.	2,210	82,124
Foster’s Group Ltd.	19,570	115,786
Heineken Holding N.V.	1,073	51,581
Heineken N.V.	2,637	144,086
Ito En Ltd.	800	13,936
Kirin Holdings Co., Ltd.	9,000	118,262
Molson Coors Brewing Co., Class B	1,556	72,961
PepsiCo, Inc.	15,652	1,008,145
Pernod-Ricard S.A.	1,996	186,413
SABMiller plc	9,705	343,680
Sapporo Holdings Ltd.	3,000	11,181

		5,052,623

Food & Staples Retailing (1.5%)
Aeon Co., Ltd.	5,800	67,218
Carrefour S.A.	6,078	269,093
Casino Guichard Perrachon S.A.	544	51,492
Colruyt S.A.	725	38,181
Costco Wholesale Corp.	4,307	315,789
CVS Caremark Corp.	122,236	4,195,140
Delhaize Group S.A.	981	79,871
FamilyMart Co., Ltd.	700	26,298
J Sainsbury plc	12,297	66,144
Jeronimo Martins SGPS S.A.	2,284	36,739
Kesko Oyj, Class B*	615	28,762
Koninklijke Ahold N.V.	12,009	161,137
Kroger Co.	6,274	150,388
Lawson, Inc.	600	28,925
Metcash Ltd.	8,540	36,747
Metro AG	1,326	90,606
Olam International Ltd.	11,000	24,435
Safeway, Inc.	3,633	85,521
Seven & I Holdings Co., Ltd.	7,700	196,434
SUPERVALU, Inc.	2,093	18,691
Sysco Corp.	5,760	159,552
Tesco plc	562,947	3,440,733
UNY Co., Ltd.	2,100	19,490
Walgreen Co.	9,114	365,836
Wal-Mart Stores, Inc.	19,328	1,006,022
Wesfarmers Ltd.	10,040	330,031
Wesfarmers Ltd. (PPS)	1,514	50,410
Whole Foods Market, Inc.	1,455	95,885
WM Morrison Supermarkets plc	21,785	96,455
Woolworths Ltd.	12,221	339,785

		11,871,810

Food Products (1.3%)
Ajinomoto Co., Inc.	7,000	72,962
Archer-Daniels-Midland Co.	6,287	226,395
Aryzta AG	943	48,254
Associated British Foods plc	3,668	58,371
Campbell Soup Co.	1,801	59,631
ConAgra Foods, Inc.	4,329	102,814
Danone S.A.	5,904	385,684
Dean Foods Co.*	1,807	18,070
General Mills, Inc.	6,273	229,278
Golden Agri-Resources Ltd.	59,244	32,430
Goodman Fielder Ltd.	16,892	21,491
H.J. Heinz Co.	3,175	155,004
Hershey Co.	1,525	82,884
Hormel Foods Corp.	1,364	37,974
J.M. Smucker Co.	1,175	83,883
Kellogg Co.	2,501	135,004
Kerry Group plc, Class A	1,332	49,590
Kikkoman Corp.	2,000	18,851
Kraft Foods, Inc., Class A	17,254	541,085
Lindt & Spruengli AG	10	28,884
Lindt & Spruengli AG (Registered)	1	32,515
McCormick & Co., Inc. (Non-Voting)	1,309	62,609
Mead Johnson Nutrition Co.	2,014	116,671
MEIJI Holdings Co., Ltd.	669	26,903
Nestle S.A. (Registered)	109,283	6,264,290
Nippon Meat Packers, Inc.	2,000	25,222
Nisshin Seifun Group, Inc.	1,500	17,294
Nissin Foods Holdings Co., Ltd.	600	21,149
Parmalat S.p.A.	17,466	58,516
Sara Lee Corp.	6,141	108,511
Suedzucker AG	832	23,205
Toyo Suisan Kaisha Ltd.	1,000	21,712
Tyson Foods, Inc., Class A	2,934	56,303
Unilever N.V. (CVA)	16,323	511,817
Unilever plc	12,892	392,946
Wilmar International Ltd.	19,000	82,301
Yakult Honsha Co., Ltd.	800	20,447
Yamazaki Baking Co., Ltd.	1,000	11,649

		10,242,599

Household Products (0.4%)
Clorox Co.	1,358	95,155
Colgate-Palmolive Co.	4,872	393,463
Henkel AG & Co. KGaA	1,386	72,412
Henkel AG & Co. KGaA (Preference)	1,823	112,927
Kimberly-Clark Corp.	4,000	261,080
Procter & Gamble Co.	27,631	1,702,069
Reckitt Benckiser Group plc	6,264	321,760
Unicharm Corp.	1,200	43,640

		3,002,506

Personal Products (0.1%)
Avon Products, Inc.	4,222	114,163
Beiersdorf AG	1,006	61,398
Estee Lauder Cos., Inc., Class A	1,130	108,887
Kao Corp.	5,500	137,202
L’Oreal S.A.	2,383	277,605
Shiseido Co., Ltd.	3,500	60,592

		759,847

Tobacco (0.4%)
Altria Group, Inc.	20,639	537,233
British American Tobacco plc	20,126	807,799
Imperial Tobacco Group plc	10,160	314,076
Japan Tobacco, Inc.	45	162,569
Lorillard, Inc.	1,436	136,434
Philip Morris International, Inc.	17,730	1,163,620
Reynolds American, Inc.	3,328	118,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	2,521	$83,835

		3,323,810

Total Consumer Staples		34,253,195

Energy (8.9%)
Energy Equipment & Services (2.3%)
Aker Solutions ASA	1,903	43,736
AMEC plc	3,422	65,491
Baker Hughes, Inc.	56,854	4,174,789
Cameron International Corp.*	2,415	137,896
Cie Generale de Geophysique-Veritas*	1,311	47,275
Diamond Offshore Drilling, Inc.	684	53,147
FMC Technologies, Inc.*	1,181	111,581
Fugro N.V. (CVA)	680	59,923
Halliburton Co.	91,220	4,546,405
Helmerich & Payne, Inc.	1,043	71,644
Nabors Industries Ltd.*	2,808	85,307
National Oilwell Varco, Inc.	4,154	329,288
Noble Corp.	69,639	3,176,931
Petrofac Ltd.	2,631	62,845
Rowan Cos., Inc.*	1,243	54,916
Saipem S.p.A.	2,597	138,054
SBM Offshore N.V.	90,497	2,626,608
Schlumberger Ltd.	13,433	1,252,762
Seadrill Ltd.	2,678	96,849
Subsea 7 S.A.	2,836	71,640
Technip S.A.	1,002	106,858
Tenaris S.A.	4,793	117,716
Transocean Ltd.*	3,220	253,113
WorleyParsons Ltd.	2,081	66,684

		17,751,458

Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.	4,900	401,408
Apache Corp.	3,776	494,354
BG Group plc	34,200	850,935
BP plc	799,568	5,823,308
Cabot Oil & Gas Corp.	1,029	54,506
Cairn Energy plc*	14,105	104,561
Caltex Australia Ltd.	1,643	26,511
Chesapeake Energy Corp.	6,488	217,478
Chevron Corp.	54,830	5,890,387
ConocoPhillips	14,104	1,126,345
Consol Energy, Inc.	2,223	119,220
Cosmo Oil Co., Ltd.	7,000	21,796
Denbury Resources, Inc.*	3,956	96,526
Devon Energy Corp.	4,213	386,627
El Paso Corp.	6,932	124,776
ENI S.p.A.	177,887	4,368,918
EOG Resources, Inc.	2,643	313,222
EQT Corp.	1,472	73,453
Essar Energy plc*	3,216	24,408
Exxon Mobil Corp.	48,919	4,115,556
Galp Energia SGPS S.A., Class B	2,329	49,856
Gazprom OAO (ADR)	88,100	2,849,154
Hess Corp.	2,954	251,710
Idemitsu Kosan Co., Ltd.	200	23,419
INPEX Corp.	22	166,891
Japan Petroleum Exploration Co.	400	20,005
JX Holdings, Inc.	21,994	148,072
Marathon Oil Corp.	6,989	372,584
Massey Energy Co.	1,005	68,702
Murphy Oil Corp.	1,903	139,718
Neste Oil Oyj	1,474	30,394
Newfield Exploration Co.*	1,318	100,181
Noble Energy, Inc.	1,734	167,591
Occidental Petroleum Corp.	8,019	837,905
OMV AG	1,389	62,775
Origin Energy Ltd.	11,123	186,612
Paladin Energy Ltd.*	6,104	22,792
Peabody Energy Corp.	2,669	192,061
Petroleo Brasileiro S.A. (Preference) (ADR)	34,650	1,231,461
Pioneer Natural Resources Co.	1,142	116,393
QEP Resources, Inc.	1,739	70,499
Range Resources Corp.	1,575	92,075
Repsol YPF S.A.	7,383	252,948
Royal Dutch Shell plc, Class A	35,692	1,296,301
Royal Dutch Shell plc, Class B	184,661	6,694,870
Santos Ltd.	8,823	141,910
Showa Shell Sekiyu KK	1,500	15,653
Southwestern Energy Co.*	3,407	146,399
Spectra Energy Corp.	6,382	173,463
Statoil ASA	106,947	2,964,599
Sunoco, Inc.	1,187	54,115
Tesoro Corp.*	1,405	37,696
TonenGeneral Sekiyu KK	3,000	37,040
Total S.A.	106,072	6,457,221
Tullow Oil plc	9,125	211,963
Valero Energy Corp.	5,613	167,380
Williams Cos., Inc.	5,755	179,441
Woodside Petroleum Ltd.	6,282	304,096

		50,970,240

Total Energy		68,721,698

Financials (12.9%)
Capital Markets (0.9%)
3i Group plc	10,008	47,988
Ameriprise Financial, Inc.	2,432	148,547
Bank of New York Mellon Corp.	12,251	365,937
Charles Schwab Corp.	9,853	177,650
Credit Suisse Group AG (Registered)	11,387	483,870
Daiwa Securities Group, Inc.	16,500	75,775
Deutsche Bank AG (Registered)	9,417	553,649
E*TRADE Financial Corp.*	2,183	34,120
Federated Investors, Inc., Class B	903	24,155
Franklin Resources, Inc.	1,430	178,864
GAM Holding Ltd.*	2,083	39,574
Goldman Sachs Group, Inc.	5,135	813,744
ICAP plc	5,375	45,527
Invesco Ltd.	4,542	116,094
Investec plc	5,164	39,573
Janus Capital Group, Inc.	1,809	22,558
Julius Baer Group Ltd.	2,145	93,086
Legg Mason, Inc.	1,506	54,352
Macquarie Group Ltd.	3,528	133,560
Man Group plc	17,650	69,625
Matsui Securities Co., Ltd.	1,200	6,521
Mediobanca S.p.A.	4,584	46,904
Mizuho Securities Co., Ltd.	8,000	21,255
Morgan Stanley	15,249	416,603
Nomura Holdings, Inc.	36,200	189,312
Northern Trust Corp.	2,383	120,937
Ratos AB, Class B	989	39,047
SBI Holdings, Inc.	219	27,566
Schroders plc	1,260	35,090
State Street Corp.	4,943	222,138
T. Rowe Price Group, Inc.	2,555	169,703
UBS AG (Registered)*	110,568	1,983,844

		6,797,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (4.4%)
77 Bank Ltd.	3,000	$15,076
Alpha Bank AE*	5,116	32,989
Aozora Bank Ltd.	5,000	11,301
Australia & New Zealand Banking Group Ltd.	25,668	632,148
Banca Carige S.p.A.	5,056	11,973
Banca Monte dei Paschi di Siena S.p.A.*	27,039	33,740
Banco Bilbao Vizcaya Argentaria S.A.	43,257	524,822
Banco Comercial Portugues S.A. (Registered)	30,217	24,666
Banco de Sabadell S.A.	10,511	45,985
Banco de Valencia S.A.*	2,989	13,386
Banco Espirito Santo S.A. (Registered)	4,002	16,391
Banco Popolare S.c.a.r.l.	14,042	41,870
Banco Popular Espanol S.A.	8,137	47,834
Banco Santander S.A.	83,951	974,646
Bank Hapoalim B.M.*	10,146	52,767
Bank Leumi Le-Israel B.M.	12,198	62,458
Bank of Cyprus Public Co., Ltd.	7,855	28,498
Bank of East Asia Ltd.	14,800	62,883
Bank of Ireland*	34,555	10,774
Bank of Kyoto Ltd.	3,000	26,545
Bank of Yokohama Ltd.	13,000	61,734
Bankinter S.A.	2,863	19,638
Barclays plc	116,636	519,317
BB&T Corp.	6,853	188,115
Bendigo and Adelaide Bank Ltd.	3,572	35,210
BNP Paribas S.A.	9,726	711,376
BOC Hong Kong Holdings Ltd.	36,500	118,952
Chiba Bank Ltd.	7,000	39,216
Chugoku Bank Ltd.	2,000	22,698
Chuo Mitsui Trust Holdings, Inc.	31,860	112,992
Comerica, Inc.	1,738	63,819
Commerzbank AG*	8,514	66,351
Commonwealth Bank of Australia	15,719	851,969
Credit Agricole S.A.	9,865	161,896
Danske Bank A/S*	6,099	135,052
DBS Group Holdings Ltd.	204,988	2,380,821
Dexia S.A.*	6,744	26,264
DnB NOR ASA	9,819	150,652
EFG Eurobank Ergasias S.A.*	4,029	25,124
Erste Group Bank AG	1,860	93,855
Fifth Third Bancorp	9,036	125,420
First Horizon National Corp.	2,644	29,639
Fukuoka Financial Group, Inc.	7,000	29,118
Gunma Bank Ltd.	5,000	26,509
Hachijuni Bank Ltd.	5,000	28,793
Hang Seng Bank Ltd.	7,700	124,332
Hiroshima Bank Ltd.	5,000	21,700
Hokuhoku Financial Group, Inc.	11,000	21,423
HSBC Holdings plc	501,149	5,226,532
Huntington Bancshares, Inc./Ohio	8,499	56,433
ICICI Bank Ltd. (ADR)	43,240	2,154,649
Intesa Sanpaolo S.p.A.	673,617	1,990,708
Israel Discount Bank Ltd., Class A*	5,505	11,609
Iyo Bank Ltd.	3,000	24,994
Joyo Bank Ltd.	7,000	27,519
KB Financial Group, Inc. (ADR)	75,435	3,935,444
KBC Groep N.V.*	1,534	57,687
KeyCorp.	8,665	76,945
Lloyds Banking Group plc*	415,553	387,245
M&T Bank Corp.	1,186	104,925
Marshall & Ilsley Corp.	5,230	41,788
Mitsubishi UFJ Financial Group, Inc.	128,000	590,911
Mizrahi Tefahot Bank Ltd.	1,185	13,381
Mizuho Financial Group, Inc.	203,804	338,122
Mizuho Trust & Banking Co., Ltd.	20,000	18,033
National Australia Bank Ltd.	21,666	579,304
National Bank of Greece S.A.*	9,518	84,575
Natixis S.A.*	8,793	49,734
Nishi-Nippon City Bank Ltd.	6,000	17,240
Nordea Bank AB	26,485	289,947
Oversea-Chinese Banking Corp., Ltd.	25,000	190,004
PNC Financial Services Group, Inc.	5,172	325,784
Raiffeisen Bank International AG	478	26,528
Regions Financial Corp.	12,366	89,777
Resona Holdings, Inc.	18,551	88,317
Royal Bank of Scotland Group plc*	174,385	114,109
Sapporo Hokuyo Holdings, Inc.	4,076	19,601
Senshu Ikeda Holdings, Inc.	6,000	8,151
Seven Bank Ltd.	9	18,123
Shinsei Bank Ltd.	9,000	10,604
Shizuoka Bank Ltd.	6,000	49,627
Skandinaviska Enskilda Banken AB, Class A	14,316	127,694
Societe Generale S.A.	6,395	415,538
Standard Chartered plc	23,474	608,914
Sumitomo Mitsui Financial Group, Inc.	13,677	425,207
SunTrust Banks, Inc.	4,921	141,922
Suruga Bank Ltd.	2,000	17,745
Svenska Handelsbanken AB, Class A	4,765	156,269
Swedbank AB, Class A	6,906	118,165
U.S. Bancorp	18,961	501,139
UniCredit S.p.A.	1,181,378	2,919,890
Unione di Banche Italiane S.c.p.A.	6,537	55,863
United Overseas Bank Ltd.	12,000	178,977
Wells Fargo & Co.	51,973	1,647,544
Westpac Banking Corp.	30,134	758,344
Wing Hang Bank Ltd.	1,500	17,664
Yamaguchi Financial Group, Inc.	2,000	18,514
Zions Bancorp	1,806	41,646

		34,032,122

Consumer Finance (0.6%)
Aeon Credit Service Co., Ltd.	800	11,012
American Express Co.	89,690	4,053,988
Capital One Financial Corp.	4,496	233,612
Credit Saison Co., Ltd.	1,500	24,128
Discover Financial Services	5,362	129,332
SLM Corp.*	5,198	79,530

		4,531,602

Diversified Financial Services (2.1%)
ASX Ltd.	1,838	65,437
Bank of America Corp.	228,721	3,048,851
Cie Nationale a Portefeuille	215	14,801
Citigroup, Inc.*	286,654	1,267,011
CME Group, Inc.	662	199,626
Criteria Caixacorp S.A.	8,233	58,071
Deutsche Boerse AG	1,907	144,724
Eurazeo S.A.	254	19,863
Exor S.p.A.	670	20,614
Groupe Bruxelles Lambert S.A.	766	71,529
Hong Kong Exchanges and Clearing Ltd.	10,300	223,782
Industrivarden AB, Class C	1,149	20,425
ING Groep N.V. (CVA)*	542,926	6,871,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
IntercontinentalExchange, Inc.*	729	$90,061
Investor AB, Class B	4,806	116,649
JPMorgan Chase & Co.	83,770	3,861,797
Kinnevik Investment AB, Class B	2,129	49,617
Leucadia National Corp.	1,952	73,278
London Stock Exchange Group plc	1,529	20,420
Mitsubishi UFJ Lease & Finance Co., Ltd.	730	29,268
Moody’s Corp.	1,969	66,769
NASDAQ OMX Group, Inc.*	1,477	38,166
NYSE Euronext	2,577	90,633
ORIX Corp.	1,020	95,525
Pargesa Holding S.A.	235	22,515
Pohjola Bank plc, Class A	1,258	17,151
Singapore Exchange Ltd.	8,000	49,821

		16,648,225

Insurance (3.6%)
ACE Ltd.	42,242	2,733,057
Admiral Group plc	1,922	47,914
Aegon N.V.*	15,967	119,569
Aflac, Inc.	4,640	244,899
Ageas	21,655	61,532
AIA Group Ltd.*	492,800	1,517,321
Allianz SE (Registered)	4,582	643,062
Allstate Corp.	5,226	166,082
American International Group, Inc.*	1,417	49,793
AMP Ltd.	22,094	124,091
Aon Corp.	3,286	174,027
Assicurazioni Generali S.p.A.	11,661	252,517
Assurant, Inc.	986	37,971
Aviva plc	677,463	4,703,610
AXA Asia Pacific Holdings Ltd.(b)†‡	10,001	67,346
AXA S.A.‡	16,940	353,989
Baloise Holding AG (Registered)	556	55,086
Berkshire Hathaway, Inc., Class B*	17,077	1,428,150
Chubb Corp.	2,912	178,535
Cincinnati Financial Corp.	1,601	52,513
CNP Assurances S.A.	1,278	27,132
Dai-ichi Life Insurance Co., Ltd.	81	122,211
Delta Lloyd N.V.	760	20,227
Genworth Financial, Inc., Class A*	4,833	65,052
Hannover Rueckversicherung AG (Registered)	547	29,865
Hartford Financial Services Group, Inc.	4,374	117,792
Insurance Australia Group Ltd.	20,379	75,674
Legal & General Group plc	60,456	111,725
Lincoln National Corp.	3,100	93,124
Loews Corp.	3,111	134,053
Mapfre S.A.	6,494	24,472
Marsh & McLennan Cos., Inc.	5,400	160,974
MetLife, Inc.	10,410	465,639
MS&AD Insurance Group Holdings, Inc.	5,311	120,931
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	16,466	2,590,253
NKSJ Holdings, Inc.	14,343	93,631
Old Mutual plc	54,989	119,970
Principal Financial Group, Inc.	3,165	101,628
Progressive Corp.	140,302	2,964,581
Prudential Financial, Inc.	4,778	294,229
Prudential plc	26,115	295,979
QBE Insurance Group Ltd.	10,599	193,718
RenaissanceReinsurance Holdings Ltd.	31,890	2,200,091
Resolution Ltd.	14,710	69,826
RSA Insurance Group plc	35,192	74,238
Sampo Oyj, Class A	4,115	131,273
SCOR SE	1,595	43,434
Sony Financial Holdings, Inc.	1,600	31,738
Standard Life plc	23,063	76,511
Suncorp Group Ltd.	13,394	117,483
Swiss Life Holding AG (Registered)*	337	55,696
Swiss Reinsurance Co., Ltd. (Registered)	42,848	2,451,456
T&D Holdings, Inc.	2,600	64,078
Tokio Marine Holdings, Inc.	7,200	192,508
Torchmark Corp.	769	51,123
Travelers Cos., Inc.	4,253	252,968
Tryg A/S	183	10,762
Unum Group	3,055	80,194
Vienna Insurance Group AG	387	22,103
XL Group plc	3,068	75,473
Zurich Financial Services AG	1,461	408,953

		27,643,832

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	1,152	29,341
Ascendas Real Estate Investment Trust (REIT)(b)†	13,000	19,987
AvalonBay Communities, Inc. (REIT)	849	101,948
Boston Properties, Inc. (REIT)	1,407	133,454
British Land Co. plc (REIT)	8,908	78,953
Capital Shopping Centres Group plc (REIT)	5,111	31,402
CapitaMall Trust (REIT)	25,000	37,287
CFS Retail Property Trust (REIT)	21,075	40,110
Corio N.V. (REIT)	561	39,244
Dexus Property Group (REIT)	55,652	48,929
Equity Residential (REIT)	2,900	163,589
Fonciere des Regions (REIT)	306	32,607
Gecina S.A. (REIT)	164	22,619
Goodman Group (REIT)	68,843	48,777
GPT Group (REIT)	17,071	55,444
Hammerson plc (REIT)	7,244	51,933
HCP, Inc. (REIT)	3,956	150,091
Health Care REIT, Inc.	1,738	91,141
Host Hotels & Resorts, Inc. (REIT)	6,713	118,216
ICADE (REIT)	209	25,793
Japan Prime Realty Investment Corp. (REIT)	6	16,201
Japan Real Estate Investment Corp. (REIT)	5	47,307
Japan Retail Fund Investment Corp. (REIT)	16	25,045
Kimco Realty Corp. (REIT)	3,997	73,305
Klepierre S.A. (REIT)	843	34,216
Land Securities Group plc (REIT)	7,797	91,746
Link REIT	21,000	65,738
Mirvac Group (REIT)	37,975	48,903
Nippon Building Fund, Inc. (REIT)	5	48,690
Nomura Real Estate Office Fund, Inc. (REIT)	3	20,305
Plum Creek Timber Co., Inc. (REIT)	1,591	69,384
ProLogis (REIT)	5,602	89,520
Public Storage (REIT)	1,373	152,279
Segro plc (REIT)	6,449	33,261
Simon Property Group, Inc. (REIT)	2,930	313,979
Stockland Corp., Ltd. (REIT)	23,156	88,860
Unibail-Rodamco S.A. (REIT)	895	193,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ventas, Inc. (REIT)	1,601	$86,934
Vornado Realty Trust (REIT)	1,613	141,138
Westfield Group (REIT)	21,766	210,278
Westfield Retail Trust (REIT)	29,096	78,850
Weyerhaeuser Co. (REIT)	5,300	130,380

		3,381,058

Real Estate Management & Development (0.9%)
Aeon Mall Co., Ltd.	700	15,030
BGP Holdings plc(b)*†	177,813	—
CapitaLand Ltd.	24,000	62,832
CapitaMalls Asia Ltd.	12,361	17,455
CB Richard Ellis Group, Inc., Class A*	2,873	76,709
Cheung Kong Holdings Ltd.	157,000	2,559,295
City Developments Ltd.	6,000	54,835
Daito Trust Construction Co., Ltd.	800	55,109
Daiwa House Industry Co., Ltd.	5,000	61,433
Global Logistic Properties Ltd.*	16,000	23,737
Hang Lung Group Ltd.	8,000	49,521
Hang Lung Properties Ltd.	25,000	109,436
Henderson Land Development Co., Ltd.	11,000	76,222
Hopewell Holdings Ltd.	5,000	15,009
Hysan Development Co., Ltd.	6,000	24,683
Immofinanz AG*	10,104	45,622
Keppel Land Ltd.	7,000	24,935
Kerry Properties Ltd.	7,000	35,007
Lend Lease Group	5,415	50,801
Mitsubishi Estate Co., Ltd.	12,000	202,982
Mitsui Fudosan Co., Ltd.	8,000	132,051
New World Development Ltd.	26,000	45,926
Nomura Real Estate Holdings, Inc.	700	10,612
NTT Urban Development Corp.	12	10,055
Sino Land Co., Ltd.	26,000	46,194
Sumitomo Realty & Development Co., Ltd.	4,000	80,019
Sun Hung Kai Properties Ltd.	14,000	221,738
Swire Pacific Ltd., Class A	187,500	2,747,941
Tokyo Tatemono Co., Ltd.	3,000	11,217
Tokyu Land Corp.	4,000	17,408
UOL Group Ltd.	6,000	22,610
Wharf Holdings Ltd.	15,400	106,216
Wheelock & Co., Ltd.	8,000	30,031

		7,042,671

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,184	50,181
People’s United Financial, Inc.	3,632	45,691

		95,872

Total Financials		100,172,550

Health Care (11.3%)
Biotechnology (1.9%)
Actelion Ltd. (Registered)*	1,102	63,408
Amgen, Inc.*	149,999	8,017,447
Biogen Idec, Inc.*	33,798	2,480,435
Celgene Corp.*	4,581	263,545
Cephalon, Inc.*	747	56,608
CSL Ltd.	5,593	206,702
Genzyme Corp.*	2,577	196,238
Gilead Sciences, Inc.*	78,916	3,349,195
Grifols S.A.	1,649	28,745

		14,662,323

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	5,716	307,349
Becton, Dickinson and Co.	2,181	173,651
bioMerieux S.A.	146	15,313
Boston Scientific Corp.*	15,029	108,059
C.R. Bard, Inc.	839	83,321
CareFusion Corp.*	2,195	61,899
Cie Generale d’Optique Essilor International S.A.	2,004	148,820
Cochlear Ltd.	626	53,736
Coloplast A/S, Class B	262	37,946
Covidien plc	104,752	5,440,819
DENTSPLY International, Inc.	1,406	52,008
Edwards Lifesciences Corp.*	1,132	98,484
Getinge AB, Class B	1,891	46,677
Intuitive Surgical, Inc.*	383	127,715
Medtronic, Inc.	100,740	3,964,119
Olympus Corp.	2,000	55,638
Smith & Nephew plc	9,134	103,009
Sonova Holding AG (Registered)	432	38,497
St. Jude Medical, Inc.	3,211	164,596
Straumann Holding AG (Registered)	95	24,430
Stryker Corp.	3,319	201,795
Synthes, Inc.	583	78,834
Sysmex Corp.	800	28,295
Terumo Corp.	1,800	94,891
Varian Medical Systems, Inc.*	1,184	80,086
William Demant Holding A/S*	298	25,806
Zimmer Holdings, Inc.*	1,895	114,704

		11,730,497

Health Care Providers & Services (0.9%)
Aetna, Inc.	3,793	141,972
Alfresa Holdings Corp.	300	11,523
AmerisourceBergen Corp.	2,721	107,643
Cardinal Health, Inc.	3,450	141,899
Celesio AG	666	16,357
CIGNA Corp.	2,679	118,626
Coventry Health Care, Inc.*	1,462	46,623
DaVita, Inc.*	957	81,833
Express Scripts, Inc.*	5,212	289,839
Fresenius Medical Care AG & Co. KGaA	1,893	127,136
Fresenius SE & Co. KGaA	1,066	98,606
Humana, Inc.*	1,666	116,520
Laboratory Corp. of America Holdings*	987	90,932
McKesson Corp.	2,508	198,257
Medco Health Solutions, Inc.*	3,990	224,079
Medipal Holdings Corp.	1,700	15,042
Miraca Holdings, Inc.	500	19,145
Patterson Cos., Inc.	952	30,645
Quest Diagnostics, Inc.	69,717	4,024,065
Ramsay Health Care Ltd.	1,288	25,433
Sonic Healthcare Ltd.	4,154	51,474
Suzuken Co., Ltd.	600	15,826
Tenet Healthcare Corp.*	4,800	35,760
UnitedHealth Group, Inc.	10,790	487,708
WellPoint, Inc.	3,705	258,572

		6,775,515

Health Care Technology (0.0%)
Cerner Corp.*	700	77,840

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.*	3,410	152,700
Life Technologies Corp.*	1,776	93,098
Lonza Group AG (Registered)	24,257	2,034,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.	1,119	$29,396
QIAGEN N.V.*	2,158	43,107
Thermo Fisher Scientific, Inc.*	3,854	214,090
Waters Corp.*	906	78,731

		2,645,963

Pharmaceuticals (6.6%)
Abbott Laboratories, Inc.	43,638	2,140,444
Allergan, Inc.	3,028	215,049
Astellas Pharma, Inc.	4,500	166,627
AstraZeneca plc	14,254	654,661
Bayer AG (Registered)	8,347	646,357
Bristol-Myers Squibb Co.	16,800	444,024
Chugai Pharmaceutical Co., Ltd.	2,100	36,153
Daiichi Sankyo Co., Ltd.	6,600	127,430
Dainippon Sumitomo Pharma Co., Ltd.	2,000	18,634
Eisai Co., Ltd.	2,400	86,098
Elan Corp. plc*	5,855	40,285
Eli Lilly and Co.	10,051	353,494
Forest Laboratories, Inc.*	2,800	90,440
GlaxoSmithKline plc	350,028	6,679,220
Hisamitsu Pharmaceutical Co., Inc.	800	32,267
Hospira, Inc.*	1,644	90,749
Johnson & Johnson	26,984	1,598,802
Kyowa Hakko Kirin Co., Ltd.	3,000	28,132
Merck & Co., Inc.	145,876	4,815,367
Merck KGaA	24,134	2,178,028
Mitsubishi Tanabe Pharma Corp.	2,000	32,460
Mylan, Inc.*	4,279	97,005
Novartis AG (Registered)	120,026	6,510,283
Novo Nordisk A/S, Class B	4,239	532,574
Ono Pharmaceutical Co., Ltd.	800	39,336
Orion Oyj, Class B*	1,075	26,082
Otsuka Holdings Co., Ltd.	2,500	61,764
Pfizer, Inc.	401,760	8,159,746
Roche Holding AG	38,391	5,483,831
Sanofi-Aventis S.A.	122,813	8,611,153
Santen Pharmaceutical Co., Ltd.	600	23,912
Shionogi & Co., Ltd.	3,000	51,178
Shire plc	5,787	168,124
Taisho Pharmaceutical Co., Ltd.	1,000	21,640
Takeda Pharmaceutical Co., Ltd.	7,600	354,508
Teva Pharmaceutical Industries Ltd.	9,476	475,400
Tsumura & Co.	700	21,964
UCB S.A.	942	35,771
Watson Pharmaceuticals, Inc.*	1,234	69,116

		51,218,108

Total Health Care		87,110,246

Industrials (9.5%)
Aerospace & Defense (1.2%)
BAE Systems plc	352,167	1,835,511
Boeing Co.	7,264	537,027
Cobham plc	11,806	43,598
Elbit Systems Ltd.	186	10,357
Embraer S.A. (ADR)	54,400	1,833,280
European Aeronautic Defence and Space Co. N.V.*	4,142	120,571
Finmeccanica S.p.A.	3,870	48,703
General Dynamics Corp.	3,677	281,511
Goodrich Corp.	1,239	105,972
Honeywell International, Inc.	7,736	461,917
Huntington Ingalls Industries, Inc.*	1	41
ITT Corp.	1,808	108,570
L-3 Communications Holdings, Inc.	1,127	88,255
Lockheed Martin Corp.	2,830	227,532
Northrop Grumman Corp.	2,880	180,605
Precision Castparts Corp.	1,415	208,260
Raytheon Co.	3,549	180,538
Rockwell Collins, Inc.	1,530	99,190
Rolls-Royce Group plc*	19,122	189,881
Safran S.A.	1,671	59,061
Singapore Technologies Engineering Ltd.	17,000	43,967
Textron, Inc.	2,699	73,926
Thales S.A.	41,887	1,670,751
United Technologies Corp.	9,091	769,553

		9,178,577

Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	1,638	121,425
Deutsche Post AG (Registered)	109,036	1,965,568
Expeditors International of Washington, Inc.	2,091	104,843
FedEx Corp.	40,728	3,810,104
TNT N.V.	3,661	93,910
Toll Holdings Ltd.	6,728	41,268
United Parcel Service, Inc., Class B	64,122	4,765,547
Yamato Holdings Co., Ltd.	4,000	62,034

		10,964,699

Airlines (0.0%)
Air France-KLM*	1,592	26,510
All Nippon Airways Co., Ltd.	9,000	26,833
Cathay Pacific Airways Ltd.	12,000	28,756
Deutsche Lufthansa AG (Registered)*	2,465	52,244
International Consolidated Airlines Group S.A.*	9,474	34,869
Qantas Airways Ltd.*	11,067	24,955
Singapore Airlines Ltd.	5,000	54,264
Southwest Airlines Co.	7,343	92,742

		341,173

Building Products (0.1%)
Asahi Glass Co., Ltd.	10,000	125,751
Assa Abloy AB, Class B	3,295	94,749
Cie de Saint-Gobain S.A.	4,005	245,227
Daikin Industries Ltd.	2,500	74,868
Geberit AG (Registered)	371	80,784
JS Group Corp.	2,300	59,726
Masco Corp.	3,533	49,179
Nippon Sheet Glass Co., Ltd.	9,000	25,968
TOTO Ltd.	3,000	24,128

		780,380

Commercial Services & Supplies (0.3%)
Aggreko plc	2,643	66,821
Avery Dennison Corp.	1,063	44,604
Babcock International Group plc	3,659	36,451
Brambles Ltd.	14,229	104,202
Cintas Corp.	1,247	37,747
Dai Nippon Printing Co., Ltd.	6,000	73,071
Edenred*	1,638	49,434
G4S plc	13,053	53,480
Iron Mountain, Inc.	1,975	61,679
Pitney Bowes, Inc.	2,002	51,431
R.R. Donnelley & Sons Co.	2,038	38,559
Rentokil Initial plc*	1,009,327	1,457,246
Republic Services, Inc.	3,032	91,081
Secom Co., Ltd.	2,000	92,931
Securitas AB, Class B	2,956	35,194
Serco Group plc	5,060	45,294
Societe BIC S.A.	332	29,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Stericycle, Inc.*	842	$74,660
Toppan Printing Co., Ltd.	6,000	47,319
Waste Management, Inc.	4,700	175,498

		2,666,212

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	1,334	62,539
Balfour Beatty plc	7,172	39,555
Bouygues S.A.	2,205	105,888
Chiyoda Corp.	2,000	18,322
Eiffage S.A.	408	24,511
Ferrovial S.A.	4,955	62,147
Fluor Corp.	1,742	128,316
Fomento de Construcciones y Contratas S.A.	558	18,473
Hochtief AG	427	45,931
Jacobs Engineering Group, Inc.*	1,247	64,133
JGC Corp.	2,000	46,814
Kajima Corp.	9,000	25,210
Kinden Corp.	1,000	9,101
Koninklijke Boskalis Westminster N.V.	748	39,556
Leighton Holdings Ltd.	1,308	39,898
Obayashi Corp.	7,000	31,137
Quanta Services, Inc.*	2,126	47,686
Shimizu Corp.	5,000	22,241
Skanska AB, Class B	4,162	87,633
Taisei Corp.	13,000	32,039
Vinci S.A.	4,373	273,275

		1,224,405

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	22,185	532,827
Alstom S.A.	2,180	128,909
Bekaert S.A.	387	44,145
Emerson Electric Co.	7,440	434,719
Fuji Electric Holdings Co., Ltd.	4,000	12,647
Furukawa Electric Co., Ltd.	7,000	28,276
GS Yuasa Corp.	3,000	19,945
Legrand S.A.	1,579	65,689
Mabuchi Motor Co., Ltd.	300	14,282
Mitsubishi Electric Corp.	19,000	224,309
Nidec Corp.	1,100	95,215
Prysmian S.p.A.	1,993	42,763
Rockwell Automation, Inc.	1,396	132,131
Roper Industries, Inc.	932	80,581
Schneider Electric S.A.	2,449	418,569
Sumitomo Electric Industries Ltd.	7,300	101,014
Ushio, Inc.	1,300	25,428
Vestas Wind Systems A/S*	2,037	88,353

		2,489,802

Industrial Conglomerates (3.5%)
3M Co.	7,022	656,557
Citic Pacific Ltd.	566,000	1,571,707
CSR Ltd.	5,917	20,074
Delek Group Ltd.	44	11,910
Fraser and Neave Ltd.	10,000	47,680
General Electric Co.	325,098	6,518,215
Hankyu Hanshin Holdings, Inc.	11,000	50,781
Hutchison Whampoa Ltd.	21,000	248,645
Keppel Corp., Ltd.	13,000	126,854
Koninklijke Philips Electronics N.V.*	110,896	3,544,785
NWS Holdings Ltd.	11,000	16,828
Orkla ASA	7,721	74,833
SembCorp Industries Ltd.	9,000	37,200
Siemens AG (Registered)	59,072	8,096,255
Smiths Group plc	4,021	83,663
Tyco International Ltd.	127,854	5,724,024

		26,830,011

Machinery (0.8%)
Alfa Laval AB	3,478	75,545
Amada Co., Ltd.	3,000	25,030
Atlas Copco AB, Class A	6,876	182,796
Atlas Copco AB, Class B	3,936	95,159
Caterpillar, Inc.	6,302	701,728
Cosco Corp., (Singapore) Ltd.	11,000	17,890
Cummins, Inc.	1,952	213,978
Danaher Corp.	5,333	276,783
Deere & Co.	4,154	402,481
Dover Corp.	1,839	120,896
Eaton Corp.	3,358	186,168
FANUC Corp.	1,900	287,581
Fiat Industrial S.p.A.*	7,802	112,007
Flowserve Corp.	550	70,840
GEA Group AG	1,529	50,359
Hexagon AB, Class B	2,736	65,323
Hino Motors Ltd.	2,000	9,786
Hitachi Construction Machinery Co., Ltd.	900	22,538
IHI Corp.	13,000	31,726
Illinois Tool Works, Inc.	4,917	264,141
Ingersoll-Rand plc	3,251	157,056
Invensys plc	8,319	46,068
Japan Steel Works Ltd.	3,000	23,479
Joy Global, Inc.	1,034	102,170
JTEKT Corp.	2,300	29,918
Kawasaki Heavy Industries Ltd.	13,000	57,201
Komatsu Ltd.	9,500	322,644
Kone Oyj, Class B	1,649	94,881
Kubota Corp.	12,000	113,104
Kurita Water Industries Ltd.	1,100	32,519
Makita Corp.	1,000	46,526
MAN SE	1,038	129,453
Metso Oyj	1,323	71,136
Minebea Co., Ltd.	3,000	16,554
Mitsubishi Heavy Industries Ltd.	30,000	137,773
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	16,747
Nabtesco Corp.	900	22,635
NGK Insulators Ltd.	3,000	53,631
NSK Ltd.	4,000	34,479
NTN Corp.	6,000	28,781
PACCAR, Inc.	3,588	187,832
Pall Corp.	1,148	66,136
Parker Hannifin Corp.	1,588	150,352
Sandvik AB	10,407	196,371
Scania AB, Class B	3,147	72,943
Schindler Holding AG	493	59,257
Schindler Holding AG (Registered)	198	23,907
SembCorp Marine Ltd.	8,000	37,065
SKF AB, Class B	4,029	117,323
SMC Corp.	500	82,291
Snap-On, Inc.	572	34,354
Sumitomo Heavy Industries Ltd.	5,000	32,640
THK Co., Ltd.	1,000	25,150
Vallourec S.A.	1,102	123,628
Volvo AB, Class B*	13,864	243,810
Wartsila Oyj	1,638	63,954
Weir Group plc	2,105	58,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yangzijiang Shipbuilding Holdings Ltd.	19,735	$28,338
Zardoya Otis S.A.	1,282	21,257

		6,374,571

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	5	45,949
A. P. Moller - Maersk A/S, Class B	13	122,286
Kawasaki Kisen Kaisha Ltd.	6,000	22,145
Kuehne + Nagel International AG (Registered)	580	81,143
Mitsui O.S.K. Lines Ltd.	11,000	63,344
Neptune Orient Lines Ltd.*	5,750	8,850
Nippon Yusen KK	16,000	62,515
Orient Overseas International Ltd.	2,000	20,994

		427,226

Professional Services (0.6%)
Adecco S.A. (Registered)	18,929	1,244,760
Bureau Veritas S.A.	488	38,328
Capita Group plc	6,426	76,593
Dun & Bradstreet Corp.	493	39,558
Equifax, Inc.	1,215	47,203
Experian plc	10,583	131,064
Intertek Group plc	1,618	52,794
Randstad Holding N.V.*	55,465	3,089,177
Robert Half International, Inc.	1,449	44,339
SGS S.A. (Registered)	56	99,684

		4,863,500

Road & Rail (0.3%)
Asciano Ltd.	31,299	56,331
Central Japan Railway Co.	15	118,839
ComfortDelGro Corp., Ltd.	16,000	19,802
CSX Corp.	3,654	287,204
DSV A/S	2,328	57,479
East Japan Railway Co.	3,397	188,881
Firstgroup plc	5,036	26,361
Keikyu Corp.	5,000	36,006
Keio Corp.	6,000	35,850
Keisei Electric Railway Co., Ltd.	3,000	17,204
Kintetsu Corp.	16,000	51,358
MTR Corp.	14,000	51,835
Nippon Express Co., Ltd.	9,000	34,515
Norfolk Southern Corp.	3,513	243,345
Odakyu Electric Railway Co., Ltd.	6,000	50,565
QR National Ltd.*	17,012	58,948
Ryder System, Inc.	509	25,755
Tobu Railway Co., Ltd.	8,000	32,700
Tokyu Corp.	11,000	45,624
Union Pacific Corp.	4,844	476,311
West Japan Railway Co.	16	61,746

		1,976,659

Trading Companies & Distributors (0.6%)
Brenntag AG*	280	31,095
Bunzl plc	3,383	40,404
Fastenal Co.	1,451	94,068
ITOCHU Corp.	15,000	157,069
Marubeni Corp.	16,000	115,220
Mitsubishi Corp.	13,800	383,075
Mitsui & Co., Ltd.	17,600	315,480
Noble Group Ltd.	27,818	47,228
Sojitz Corp.	12,600	25,145
Sumitomo Corp.	11,300	161,526
Toyota Tsusho Corp.	2,100	34,638
W.W. Grainger, Inc.	571	78,615
Wolseley plc*	93,585	3,151,209

		4,634,772

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,094	67,219
Aeroports de Paris S.A.	263	24,227
Atlantia S.p.A.	3,025	69,321
Auckland International Airport Ltd.	9,394	15,876
Brisa Auto-Estradas de Portugal S.A.	1,884	12,744
Fraport AG	305	22,352
Groupe Eurotunnel S.A. (Registered)	5,384	57,280
Hutchison Port Holdings Trust*	53,000	52,470
Kamigumi Co., Ltd.	3,000	25,643
Koninklijke Vopak N.V.	826	39,742
MAp Group	5,706	17,942
Mitsubishi Logistics Corp.	1,000	11,181
Transurban Group	12,922	71,775

		487,772

Total Industrials		73,239,759

Information Technology (11.9%)
Communications Equipment (1.5%)
Alcatel-Lucent*	24,031	137,964
Brocade Communications Systems, Inc.*	319,590	1,965,478
Cisco Systems, Inc.	256,050	4,391,257
F5 Networks, Inc.*	796	81,646
Harris Corp.	1,270	62,992
JDS Uniphase Corp.*	2,192	45,681
Juniper Networks, Inc.*	5,277	222,056
Motorola Mobility Holdings, Inc.*	2,900	70,760
Motorola Solutions, Inc.*	3,314	148,103
Nokia Oyj	37,778	323,108
QUALCOMM, Inc.	16,217	889,178
Telefonaktiebolaget LM Ericsson, Class B	249,991	3,223,953
Tellabs, Inc.	3,754	19,671

		11,581,847

Computers & Peripherals (1.1%)
Apple, Inc.*	9,089	3,167,062
Dell, Inc.*	109,508	1,588,961
EMC Corp.*	20,408	541,832
Fujitsu Ltd.	18,000	101,707
Hewlett-Packard Co.	21,453	878,930
Lexmark International, Inc., Class A*	773	28,632
Logitech International S.A. (Registered)*	2,022	36,412
NEC Corp.*	25,000	54,400
NetApp, Inc.*	3,629	174,845
SanDisk Corp.*	2,335	107,620
Seagate Technology plc*	129,840	1,869,696
Seiko Epson Corp.	1,100	17,615
Toshiba Corp.	40,000	195,720
Western Digital Corp.*	2,286	85,245

		8,848,677

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	1,719	93,496
Citizen Holdings Co., Ltd.	1,800	10,365
Corning, Inc.	15,447	318,672
Flextronics International Ltd.*	474,530	3,544,739
FLIR Systems, Inc.	1,600	55,376
Foxconn International Holdings Ltd.*	27,015	16,219
Fujifilm Holdings Corp.	52,600	1,628,968
Hamamatsu Photonics KK	700	27,729
Hirose Electric Co., Ltd.	300	32,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi High-Technologies Corp.	800	$15,956
Hitachi Ltd.	46,400	241,539
Hoya Corp.	4,500	102,681
Ibiden Co., Ltd.	1,200	37,899
Jabil Circuit, Inc.	1,934	39,512
Keyence Corp.	400	102,380
Kyocera Corp.	1,700	172,289
Mitsumi Electric Co., Ltd.	600	7,985
Molex, Inc.	1,363	34,239
Murata Manufacturing Co., Ltd.	2,100	151,226
Nippon Electric Glass Co., Ltd.	4,000	56,648
Omron Corp.	2,000	56,215
Shimadzu Corp.	2,000	17,769
TDK Corp.	1,300	76,815
TE Connectivity Ltd.	74,180	2,582,948
Yaskawa Electric Corp.	2,000	23,708
Yokogawa Electric Corp.*	2,900	22,104

		9,469,792

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	1,846	70,148
eBay, Inc.*	11,272	349,883
Google, Inc., Class A*	2,474	1,450,284
Gree, Inc.	900	15,094
Monster Worldwide, Inc.*	1,278	20,320
United Internet AG (Registered)	957	17,224
VeriSign, Inc.	1,693	61,303
Yahoo! Japan Corp.	137	49,016
Yahoo!, Inc.*	12,918	215,085

		2,248,357

IT Services (1.8%)
Accenture plc, Class A	175,410	9,642,288
Amadeus IT Holding S.A., Class A*	2,003	38,322
Atos Origin S.A.*	375	21,989
Automatic Data Processing, Inc.	4,897	251,265
Cap Gemini S.A.	1,408	81,782
Cognizant Technology Solutions Corp., Class A*	3,001	244,281
Computer Sciences Corp.	1,521	74,118
Computershare Ltd.	5,120	49,040
Fidelity National Information Services, Inc.	2,627	85,877
Fiserv, Inc.*	1,441	90,379
Indra Sistemas S.A.	703	14,098
International Business Machines Corp.	12,031	1,961,895
ITOCHU Techno-Solutions Corp.	400	12,950
Mastercard, Inc., Class A	953	239,889
Nomura Research Institute Ltd.	1,000	22,073
NTT Data Corp.	13	40,182
Obic Co., Ltd.	90	17,074
Otsuka Corp.	100	6,432
Paychex, Inc.	3,169	99,380
SAIC, Inc.*	2,898	49,034
Teradata Corp.*	1,659	84,111
Total System Services, Inc.	1,603	28,886
Visa, Inc., Class A	4,781	351,977
Western Union Co.	6,381	132,533

		13,639,855

Office Electronics (0.2%)
Brother Industries Ltd.	2,600	38,197
Canon, Inc.	11,500	500,481
Konica Minolta Holdings, Inc.	138,500	1,160,549
Neopost S.A.	359	31,447
Ricoh Co., Ltd.	7,000	82,135
Xerox Corp.	13,806	147,034

		1,959,843

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	5,679	48,839
Advantest Corp.	1,500	27,014
Altera Corp.	3,157	138,971
Analog Devices, Inc.	2,934	115,541
Applied Materials, Inc.	13,017	203,326
ARM Holdings plc	12,878	118,789
ASM Pacific Technology Ltd.	2,100	26,363
ASML Holding N.V.*	4,325	190,624
Broadcom Corp., Class A	4,692	184,771
Elpida Memory, Inc.*	1,600	20,601
First Solar, Inc.*	531	85,406
Infineon Technologies AG	10,702	109,732
Intel Corp.	54,142	1,092,044
KLA-Tencor Corp.	1,650	78,160
Linear Technology Corp.	2,219	74,625
LSI Corp.*	6,070	41,276
MEMC Electronic Materials, Inc.*	2,272	29,445
Microchip Technology, Inc.	1,839	69,900
Micron Technology, Inc.*	8,461	96,963
National Semiconductor Corp.	2,359	33,828
Novellus Systems, Inc.*	890	33,046
NVIDIA Corp.*	5,720	105,591
Renewable Energy Corp. ASA*	5,472	19,206
Rohm Co., Ltd.	1,000	62,635
Samsung Electronics Co., Ltd. (GDR)(m)	15,420	6,570,462
Shinko Electric Industries Co., Ltd.	500	5,121
STMicroelectronics N.V.	6,439	79,756
Sumco Corp.*	1,400	28,226
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	334,573	4,075,099
Teradyne, Inc.*	1,785	31,791
Texas Instruments, Inc.	11,560	399,514
Tokyo Electron Ltd.	1,700	93,706
Xilinx, Inc.	2,576	84,493

		14,374,864

Software (3.9%)
Adobe Systems, Inc.*	5,003	165,899
Autodesk, Inc.*	2,237	98,674
Autonomy Corp. plc*	2,222	56,640
BMC Software, Inc.*	1,762	87,642
CA, Inc.	3,809	92,102
Citrix Systems, Inc.*	1,849	135,827
Compuware Corp.*	2,156	24,902
Dassault Systemes S.A.	607	46,651
Electronic Arts, Inc.*	3,298	64,410
Intuit, Inc.*	2,687	142,680
Konami Corp.	700	12,960
Microsoft Corp.	347,367	8,809,227
NICE Systems Ltd.*	705	26,030
Nintendo Co., Ltd.	9,600	2,593,316
Novell, Inc.*	3,469	20,571
Oracle Corp.	297,798	9,937,519
Oracle Corp. Japan	500	20,828
Red Hat, Inc.*	1,904	86,423
Sage Group plc	13,544	60,424
Salesforce.com, Inc.*	1,167	155,888
SAP AG	121,058	7,411,539
Square Enix Holdings Co., Ltd.	900	15,624
Symantec Corp.*	7,530	139,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Trend Micro, Inc.	1,000	$26,629

		30,232,011

Total Information Technology		92,355,246

Materials (3.3%)
Chemicals (0.9%)
Air Liquide S.A.	2,860	380,027
Air Products & Chemicals, Inc.	2,120	191,182
Air Water, Inc.	1,000	12,178
Airgas, Inc.	742	49,284
Akzo Nobel N.V.	2,350	161,459
Asahi Kasei Corp.	12,000	80,933
BASF SE	9,286	803,162
CF Industries Holdings, Inc.	700	95,753
Daicel Chemical Industries Ltd.	3,000	18,502
Denki Kagaku Kogyo KK	4,000	19,716
Dow Chemical Co.	11,522	434,955
E.I. du Pont de Nemours & Co.	9,092	499,787
Eastman Chemical Co.	698	69,325
Ecolab, Inc.	2,297	117,193
FMC Corp.	713	60,555
Givaudan S.A. (Registered)*	84	84,457
Hitachi Chemical Co., Ltd.	900	18,296
Incitec Pivot Ltd.	15,537	69,586
International Flavors & Fragrances, Inc.	786	48,968
Israel Chemicals Ltd.	4,652	76,592
Israel Corp., Ltd.*	27	32,351
Johnson Matthey plc	2,214	66,062
JSR Corp.	1,800	36,117
K+S AG	1,440	108,712
Kaneka Corp.	3,000	20,882
Kansai Paint Co., Ltd.	2,000	17,336
Koninklijke DSM N.V.	1,470	90,321
Kuraray Co., Ltd.	3,500	45,107
Lanxess AG	832	62,233
Linde AG	1,702	268,826
Makhteshim-Agan Industries Ltd.*	2,603	13,769
Mitsubishi Chemical Holdings Corp.	13,000	81,738
Mitsubishi Gas Chemical Co., Inc.	4,000	28,709
Mitsui Chemicals, Inc.	9,000	31,811
Monsanto Co.	5,300	382,978
Nissan Chemical Industries Ltd.	1,200	12,407
Nitto Denko Corp.	1,700	90,130
Novozymes A/S, Class B	455	69,661
Orica Ltd.	3,682	100,430
PPG Industries, Inc.	1,584	150,813
Praxair, Inc.	2,992	303,987
Sherwin-Williams Co.	882	74,079
Shin-Etsu Chemical Co., Ltd.	4,100	203,817
Showa Denko KK	12,000	24,092
Sigma-Aldrich Corp.	1,194	75,986
Sika AG	21	50,574
Solvay S.A.	579	68,591
Sumitomo Chemical Co., Ltd.	15,000	74,838
Syngenta AG (Registered)	967	314,262
Taiyo Nippon Sanso Corp.	3,000	24,994
Teijin Ltd.	9,000	40,250
Tokuyama Corp.	4,000	21,351
Toray Industries, Inc.	15,000	109,101
Tosoh Corp.	4,000	14,378
Ube Industries Ltd.	10,000	31,859
Umicore S.A.	1,224	60,704
Wacker Chemie AG	147	33,062
Yara International ASA	1,850	93,734

		6,621,962

Construction Materials (0.5%)
Boral Ltd.	7,301	37,759
Cimpor Cimentos de Portugal SGPS S.A.	1,664	12,060
CRH plc	157,844	3,619,410
Fletcher Building Ltd.	5,725	40,799
HeidelbergCement AG	1,391	97,157
Holcim Ltd. (Registered)	2,473	186,316
Imerys S.A.	462	33,870
James Hardie Industries SE (CDI)*	3,733	23,553
Lafarge S.A.	1,995	124,444
Vulcan Materials Co.	1,273	58,049

		4,233,417

Containers & Packaging (0.0%)
Amcor Ltd.	12,344	90,142
Ball Corp.	1,669	59,834
Bemis Co., Inc.	1,065	34,943
Owens-Illinois, Inc.*	1,610	48,606
Rexam plc	9,043	52,717
Sealed Air Corp.	1,572	41,909
Toyo Seikan Kaisha Ltd.	1,800	29,517

		357,668

Metals & Mining (1.7%)
Acerinox S.A.	1,359	26,819
AK Steel Holding Corp.	1,088	17,169
Alcoa, Inc.	112,764	1,990,285
Allegheny Technologies, Inc.	970	65,688
Alumina Ltd.	26,851	68,322
Anglo American plc	13,343	686,453
Antofagasta plc	4,067	88,795
ArcelorMittal S.A.	8,605	311,278
BHP Billiton Ltd.	33,827	1,629,086
BHP Billiton plc	22,307	880,308
BlueScope Steel Ltd.	20,538	41,956
Boliden AB	2,865	61,731
Cliffs Natural Resources, Inc.	1,336	131,302
Daido Steel Co., Ltd.	3,000	17,059
Dowa Holdings Co., Ltd.	3,000	18,682
Eramet S.A.	42	15,523
Eurasian Natural Resources Corp.	2,636	39,601
Fortescue Metals Group Ltd.	13,210	87,585
Freeport-McMoRan Copper & Gold, Inc.	9,338	518,726
Fresnillo plc	1,730	42,822
Hitachi Metals Ltd.	2,000	25,198
JFE Holdings, Inc.	4,700	137,531
Kazakhmys plc	2,207	49,354
Kobe Steel Ltd.	25,000	64,919
Lonmin plc	1,587	43,356
MacArthur Coal Ltd.	1,967	23,601
Maruichi Steel Tube Ltd.	500	12,353
Mitsubishi Materials Corp.	11,000	37,293
Mitsui Mining & Smelting Co., Ltd.	7,000	24,321
Newcrest Mining Ltd.	7,612	313,522
Newmont Mining Corp.	4,872	265,914
Nippon Steel Corp.	51,000	163,092
Nisshin Steel Co., Ltd.	6,000	12,912
Norsk Hydro ASA	9,242	75,804
Nucor Corp.	3,106	142,938
OneSteel Ltd.	11,951	30,162
Outokumpu Oyj	1,630	28,229
OZ Minerals Ltd.	33,665	55,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Randgold Resources Ltd.*	929	$74,038
Rautaruukki Oyj	1,079	25,873
Rio Tinto Ltd.	4,362	382,378
Rio Tinto plc	14,669	1,030,467
Salzgitter AG	476	37,575
Sims Metal Management Ltd.	1,882	34,086
SSAB AB, Class A*	1,472	23,309
Sumitomo Metal Industries Ltd.	33,000	73,792
Sumitomo Metal Mining Co., Ltd.	5,000	86,018
ThyssenKrupp AG	3,415	139,530
Titanium Metals Corp.*	889	16,518
Tokyo Steel Manufacturing Co., Ltd.	1,400	16,343
United States Steel Corp.	1,413	76,217
Vale S.A. (ADR)	65,060	1,920,571
Vedanta Resources plc	1,109	42,324
Voestalpine AG	1,026	48,173
Xstrata plc	20,842	487,144
Yamato Kogyo Co., Ltd.	500	16,651

		12,776,236

Paper & Forest Products (0.2%)
Holmen AB, Class B	532	18,391
International Paper Co.	4,302	129,834
MeadWestvaco Corp.	1,657	50,257
Nippon Paper Group, Inc.	1,147	24,435
OJI Paper Co., Ltd.	9,000	42,739
Stora Enso Oyj, Class R	5,745	68,432
Svenska Cellulosa AB, Class B	82,653	1,330,431
UPM-Kymmene Oyj*	4,995	105,617

		1,770,136

Total Materials		25,759,419

Telecommunication Services (5.2%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	58,320	1,784,592
Belgacom S.A.	1,410	54,622
Bezeq Israeli Telecommunication Corp., Ltd.	18,095	53,657
BT Group plc, Class A	79,953	238,052
Cable & Wireless Worldwide plc	26,686	22,454
CenturyLink, Inc.	3,015	125,273
China Telecom Corp., Ltd. (ADR)	14,900	908,900
Deutsche Telekom AG (Registered)	28,394	437,409
Elisa Oyj	1,423	31,319
France Telecom S.A.	202,527	4,537,806
Frontier Communications Corp.	9,785	80,433
Hellenic Telecommunications Organization S.A.	2,562	28,611
Iliad S.A.	139	16,665
Inmarsat plc	4,499	43,593
Koninklijke (Royal) KPN N.V.	15,965	271,960
Nippon Telegraph & Telephone Corp.	4,828	216,790
PCCW Ltd.	31,000	12,912
Portugal Telecom SGPS S.A. (Registered)	6,101	70,416
Qwest Communications International, Inc.	17,121	116,936
Singapore Telecommunications Ltd.	2,027,000	4,856,438
Swisscom AG (Registered)	243	108,338
Tele2 AB, Class B	3,268	75,488
Telecom Corp. of New Zealand Ltd.	22,315	34,223
Telecom Italia S.p.A.	97,484	149,897
Telecom Italia S.p.A. (RNC)	60,053	80,767
Telefonica S.A.	176,566	4,420,301
Telekom Austria AG	162,535	2,377,156
Telenor ASA	115,130	1,894,459
TeliaSonera AB	22,600	195,318
Telstra Corp., Ltd.	42,030	122,596
Verizon Communications, Inc.	27,901	1,075,305
Windstream Corp.	4,975	64,028

		24,506,714

Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A*	3,929	203,601
Cellcom Israel Ltd.	364	11,944
KDDI Corp.	29	179,550
MetroPCS Communications, Inc.*	2,582	41,932
Millicom International Cellular S.A. (SDR)	746	71,386
Mobistar S.A.	236	16,362
NTT DoCoMo, Inc.	154	270,676
Partner Communications Co., Ltd.	1,056	20,075
Softbank Corp.	8,300	331,282
Sprint Nextel Corp.*	539,311	2,502,403
StarHub Ltd.	4,919	10,536
Turkcell Iletisim Hizmet A/S (ADR)	103,680	1,558,310
Vodafone Group plc	3,694,522	10,460,718

		15,678,775

Total Telecommunication Services		40,185,489

Utilities (1.2%)
Electric Utilities (0.6%)
Acciona S.A.	256	27,820
American Electric Power Co., Inc.	4,743	166,669
Cheung Kong Infrastructure Holdings Ltd.	5,000	23,623
Chubu Electric Power Co., Inc.	6,600	146,790
Chugoku Electric Power Co., Inc.	3,200	59,168
CLP Holdings Ltd.	19,000	153,640
Contact Energy Ltd.*	2,907	12,909
Duke Energy Corp.	13,106	237,874
E.ON AG	18,251	557,398
EDF S.A.	2,598	107,585
Edison International	3,207	117,344
EDP - Energias de Portugal S.A.	19,903	77,511
Enel S.p.A.	66,614	419,915
Entergy Corp.	1,781	119,701
Exelon Corp.	6,543	269,833
FirstEnergy Corp.	4,114	152,588
Fortum Oyj*	4,477	152,021
Hokkaido Electric Power Co., Inc.	1,700	32,966
Hokuriku Electric Power Co.	1,800	40,769
Iberdrola S.A.	38,118	331,472
Kansai Electric Power Co., Inc.	7,600	165,468
Kyushu Electric Power Co., Inc.	3,600	70,329
NextEra Energy, Inc.	4,153	228,913
Northeast Utilities	1,736	60,066
Pepco Holdings, Inc.	2,204	41,105
Pinnacle West Capital Corp.	1,073	45,914
Power Assets Holdings Ltd.	13,500	90,248
PPL Corp.	4,752	120,226
Progress Energy, Inc.	2,880	132,883
Public Power Corp. S.A.	962	16,715
Red Electrica Corporacion S.A.	995	56,546
Scottish & Southern Energy plc	9,520	192,580
Shikoku Electric Power Co., Inc.	1,800	48,971
Southern Co.	8,342	317,914
SP AusNet	17,774	16,178
Terna Rete Elettrica Nazionale S.p.A.	12,043	57,653
Tohoku Electric Power Co., Inc.	4,400	74,321
Tokyo Electric Power Co., Inc.	14,400	80,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Verbund AG	677	$30,079

		5,054,378

Gas Utilities (0.1%)
Enagas S.A.	1,540	34,745
Gas Natural SDG S.A.	3,216	60,412
Hong Kong & China Gas Co., Ltd.	45,100	108,191
Nicor, Inc.	448	24,058
Oneok, Inc.	1,056	70,625
Osaka Gas Co., Ltd.	21,000	83,818
Snam Rete Gas S.p.A.	13,601	76,446
Toho Gas Co., Ltd.	4,000	20,630
Tokyo Gas Co., Ltd.	26,000	118,779

		597,704

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	6,518	84,734
Constellation Energy Group, Inc.	1,972	61,388
EDP Renovaveis S.A.*	2,988	21,461
Electric Power Development Co., Ltd.	1,200	36,961
Enel Green Power S.p.A.*	17,639	48,946
Iberdrola Renovables S.A.	7,381	31,852
International Power plc	15,701	77,577
NRG Energy, Inc.*	2,442	52,601

		415,520

Multi-Utilities (0.4%)
A2A S.p.A.	8,070	13,072
AGL Energy Ltd.	4,292	63,528
Ameren Corp.	2,361	66,273
CenterPoint Energy, Inc.	4,200	73,752
Centrica plc	52,914	276,130
CMS Energy Corp.	2,488	48,864
Consolidated Edison, Inc.	2,880	146,074
Dominion Resources, Inc.	5,715	255,460
DTE Energy Co.	1,672	81,861
GDF Suez S.A.	12,494	509,062
Integrys Energy Group, Inc.	760	38,388
National Grid plc	35,520	338,468
NiSource, Inc.	2,736	52,476
PG&E Corp.	3,909	172,700
Public Service Enterprise Group, Inc.	4,981	156,951
RWE AG	4,201	267,587
RWE AG (Preference)	330	20,040
SCANA Corp.	1,115	43,898
Sempra Energy	2,363	126,420
Suez Environnement Co. S.A.	2,584	53,466
TECO Energy, Inc.	2,114	39,659
United Utilities Group plc	7,030	66,707
Veolia Environnement S.A.	3,497	108,734
Wisconsin Energy Corp.	2,302	70,211
Xcel Energy, Inc.	4,762	113,764

		3,203,545

Water Utilities (0.0%)
Severn Trent plc	2,440	57,187

Total Utilities		9,328,334

Total Common Stocks (79.9%) (Cost $552,446,401)		618,383,157

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Porsche Automobil Holding SE,expiring 4/12/11* (Cost $7,655)	861	$7,464

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (8.4%)
BlackRock Liquidity Funds TempFund
0.14% ‡	64,805,282	64,805,282

	Principal Amount	Value (Note 1)
Time Deposit (1.3%)
Bank of Montreal
0.05%, 4/1/11	$10,400,000	10,400,000

Total Short-Term Investments (9.7%) (Cost $75,205,282)		75,205,282

Total Investments (89.6%) (Cost $627,659,338)		693,595,903
Other Assets Less Liabilities (10.4%)		80,663,611

Net Assets (100%)		$774,259,514

*	Non-income producing.

†	Securities (totaling $87,333 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

GDR — Global Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$64,545	$—	$—	$67,346	$943	$—
AXA S.A.	281,830	—	—	353,989	—	—
BlackRock Liquidity Funds TempFund	62,003,675	23,800,640	20,999,033	64,805,282	24,567	—

	$62,350,050	$23,800,640	$20,999,033	$65,226,617	$25,510	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	727	June-11	$28,902,329	$29,301,857	$399,528
E-Mini MSCI EAFE Index	6	June-11	499,959	506,100	6,141
FTSE 100 Index	192	June-11	17,823,974	18,124,636	300,662
S&P 500 E-Mini Index	1,063	June-11	69,618,331	70,211,150	592,819
SPI 200 Index	61	June-11	7,320,772	7,673,972	353,200
TOPIX Index	173	June-11	19,320,804	18,011,301	(1,309,503)

					$342,847

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar,expiring 6/17/11	Credit Suisse First Boston	4,460	$6,311,495	$6,200,649	$110,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,007,855	$41,249,366	$—	$87,257,221
Consumer Staples	15,898,318	18,354,877	—	34,253,195
Energy	34,657,052	34,064,646	—	68,721,698
Financials	39,762,273	60,322,944	87,333	100,172,550
Health Care	50,457,137	36,653,109	—	87,110,246
Industrials	32,732,951	40,506,808	—	73,239,759
Information Technology	65,642,596	26,712,650	—	92,355,246
Materials	8,123,605	17,635,814	—	25,759,419
Telecommunication Services	8,461,713	31,723,776	—	40,185,489
Utilities	3,791,187	5,537,147	—	9,328,334
Forward Currency Contracts	—	110,846	—	110,846
Futures	1,652,350	—	—	1,652,350
Rights
Consumer Discretionary	—	7,464	—	7,464
Short-Term Investments	—	75,205,282	—	75,205,282

Total Assets	$307,187,037	$388,084,729	$87,333	$695,359,099

Liabilities:
Futures	(1,309,503)	—	—	(1,309,503)

Total Liabilities	$(1,309,503)	$—	$—	$(1,309,503)

Total	$305,877,534	$388,084,729	$87,333	$694,049,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/10	$—	$1,908
Total gains or losses (realized/unrealized) included in earnings	1,819	(10)
Purchases	—	—
Sales	—	(1,898)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	85,514	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$87,333	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11	$1,819	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$19,090,817
Net Proceeds of Sales and Redemptions:
Stocks	$22,635,557

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,192,155
Aggregate gross unrealized depreciation	(56,816,550)

Net unrealized appreciation	$63,375,605

Federal income tax cost of investments	$630,220,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.7%)
Auto Components (0.9%)
Johnson Controls, Inc.	33,600	$1,396,752

Automobiles (1.3%)
General Motors Co.*	63,800	1,979,714

Diversified Consumer Services (0.7%)
Apollo Group, Inc., Class A*	24,800	1,034,408

Hotels, Restaurants & Leisure (2.3%)
Carnival Corp.	63,900	2,451,204
International Game Technology	65,600	1,064,688

		3,515,892

Household Durables (1.0%)
Fortune Brands, Inc.	26,000	1,609,140

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	12,900	2,323,677

Media (4.8%)
Comcast Corp., Class A	115,600	2,857,632
Time Warner, Inc.	70,900	2,531,130
Viacom, Inc., Class B	40,600	1,888,712

		7,277,474

Specialty Retail (2.2%)
GameStop Corp., Class A*	58,500	1,317,420
Lowe’s Cos., Inc.	76,700	2,027,181

		3,344,601

Total Consumer Discretionary		22,481,658

Consumer Staples (9.0%)
Beverages (1.8%)
PepsiCo, Inc.	42,200	2,718,102

Food & Staples Retailing (1.4%)
Kroger Co.	93,100	2,231,607

Food Products (1.1%)
Kellogg Co.	10,900	588,382
Kraft Foods, Inc., Class A	33,800	1,059,968

		1,648,350

Household Products (3.5%)
Colgate-Palmolive Co.	23,000	1,857,480
Procter & Gamble Co.	56,300	3,468,080

		5,325,560

Personal Products (1.2%)
Avon Products, Inc.	67,400	1,822,496

Total Consumer Staples		13,746,115

Energy (12.3%)
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	14,400	1,057,392
Ensco plc (ADR)	29,800	1,723,632
Noble Corp.	59,800	2,728,076

		5,509,100

Oil, Gas & Consumable Fuels (8.7%)
EOG Resources, Inc.	17,300	2,050,223
Exxon Mobil Corp.	84,000	7,066,920
Hess Corp.	20,100	1,712,721
Ultra Petroleum Corp.*	49,100	2,418,175

		13,248,039

Total Energy		18,757,139

Financials (14.9%)
Capital Markets (3.9%)
Bank of New York Mellon Corp.	56,100	1,675,707
Goldman Sachs Group, Inc.	11,300	1,790,711
Morgan Stanley	90,200	2,464,264

		5,930,682

Commercial Banks (3.8%)
U.S. Bancorp.	81,700	2,159,331
Wells Fargo & Co.	115,100	3,648,670

		5,808,001

Diversified Financial Services (4.2%)
Citigroup, Inc.*	628,100	2,776,202
JPMorgan Chase & Co.	78,200	3,605,020

		6,381,222

Insurance (3.0%)
Aflac, Inc.	38,900	2,053,142
MetLife, Inc.	57,600	2,576,448

		4,629,590

Total Financials		22,749,495

Health Care (14.3%)
Biotechnology (2.4%)
Acorda Therapeutics, Inc.*	29,100	675,120
Alexion Pharmaceuticals, Inc.*	10,000	986,800
Amgen, Inc.*	22,900	1,224,005
Amylin Pharmaceuticals, Inc.*	24,800	281,976
Pharmasset, Inc.*	6,000	472,260

		3,640,161

Health Care Equipment & Supplies (3.7%)
Baxter International, Inc.	26,700	1,435,659
Covidien plc	42,600	2,212,644
Medtronic, Inc.	52,200	2,054,070

		5,702,373

Health Care Providers & Services (2.7%)
HCA Holdings, Inc.*	33,048	1,119,336
UnitedHealth Group, Inc.	66,200	2,992,240

		4,111,576

Health Care Technology (0.3%)
Emdeon, Inc., Class A*	29,200	470,412

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	4,800	576,672

Pharmaceuticals (4.8%)
Allergan, Inc.	27,600	1,960,152
Johnson & Johnson	47,500	2,814,375
Merck & Co., Inc.	75,100	2,479,051

		7,253,578

Total Health Care		21,754,772

Industrials (11.5%)
Aerospace & Defense (2.6%)
Boeing Co.	29,600	2,188,328
General Dynamics Corp.	23,500	1,799,160

		3,987,488

Air Freight & Logistics (1.4%)
FedEx Corp.	22,000	2,058,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (1.0%)
Southwest Airlines Co.	124,100	$1,567,383

Machinery (3.2%)
Illinois Tool Works, Inc.	51,100	2,745,092
PACCAR, Inc.	22,050	1,154,317
Pall Corp.	17,000	979,370

		4,878,779

Road & Rail (3.3%)
Hertz Global Holdings, Inc.*	123,800	1,934,994
Norfolk Southern Corp.	30,900	2,140,443
Ryder System, Inc.	18,300	925,980

		5,001,417

Total Industrials		17,493,167

Information Technology (18.2%)
Communications Equipment (3.3%)
Cisco Systems, Inc.	143,100	2,454,165
QUALCOMM, Inc.	47,800	2,620,874

		5,075,039

Computers & Peripherals (5.0%)
Apple, Inc.*	14,400	5,017,680
Hewlett-Packard Co.	63,700	2,609,789

		7,627,469

IT Services (0.9%)
Visa, Inc., Class A	19,000	1,398,780

Semiconductors & Semiconductor Equipment (2.3%)
Broadcom Corp., Class A	31,500	1,240,470
Intersil Corp., Class A	76,400	951,180
National Semiconductor Corp.	85,600	1,227,504

		3,419,154

Software (6.7%)
Adobe Systems, Inc.*	95,400	3,163,464
Autodesk, Inc.*	42,500	1,874,675
Microsoft Corp.	138,600	3,514,896
Symantec Corp.*	89,400	1,657,476

		10,210,511

Total Information Technology		27,730,953

Materials (1.0%)
Chemicals (1.0%)
Celanese Corp.	34,800	1,544,076

Total Materials		1,544,076

Utilities (3.3%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	45,000	1,581,300
FirstEnergy Corp.	44,600	1,654,214
NextEra Energy, Inc.	32,500	1,791,400

Total Utilities		5,026,914

Total Common Stocks (99.2%) (Cost $130,664,690)		151,284,289

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $1,147,265)	$1,147,265	$1,147,265

Total Investments (100.0%) (Cost $131,811,955)		$152,431,554
Other Assets Less Liabilities (0.0%)		(43,509)

Net Assets (100%)		$152,388,045

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,481,658	$—	$—	$22,481,658
Consumer Staples	13,746,115	—	—	13,746,115
Energy	18,757,139	—	—	18,757,139
Financials	22,749,495	—	—	22,749,495
Health Care	21,754,772	—	—	21,754,772
Industrials	17,493,167	—	—	17,493,167
Information Technology	27,730,953	—	—	27,730,953
Materials	1,544,076	—	—	1,544,076
Utilities	5,026,914	—	—	5,026,914
Short-Term Investments	—	1,147,265	—	1,147,265

Total Assets	$151,284,289	$1,147,265	$—	$152,431,554

Total Liabilities	$—	$—	$—	$—

Total	$151,284,289	$1,147,265	$—	$152,431,554

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$31,610,023
Net Proceeds of Sales and Redemptions:
Stocks	$35,020,662

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,098,755
Aggregate gross unrealized depreciation	(3,942,627)

Net unrealized appreciation	$20,156,128

Federal income tax cost of investments	$132,275,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Automobiles (0.7%)
General Motors Co.*	68,570	$2,127,727

Media (11.4%)
Comcast Corp., Class A	428,481	10,592,050
DIRECTV, Class A*	41,278	1,931,811
News Corp., Class B	227,837	4,242,325
Time Warner Cable, Inc.	67,015	4,780,850
Time Warner, Inc.	98,963	3,532,979
Viacom, Inc., Class B	184,168	8,567,495

		33,647,510

Multiline Retail (1.0%)
Macy’s, Inc.	39,242	952,011
Target Corp.	36,957	1,848,220

		2,800,231

Specialty Retail (2.5%)
Home Depot, Inc.	73,917	2,739,364
Lowe’s Cos., Inc.	104,553	2,763,336
Staples, Inc.	101,424	1,969,654

		7,472,354

Total Consumer Discretionary		46,047,822

Consumer Staples (8.2%)
Beverages (1.3%)
Coca-Cola Co.	41,366	2,744,634
PepsiCo, Inc.	17,011	1,095,679

		3,840,313

Food & Staples Retailing (2.6%)
CVS Caremark Corp.	122,993	4,221,120
Wal-Mart Stores, Inc.	63,765	3,318,968

		7,540,088

Food Products (3.6%)
Kraft Foods, Inc., Class A	178,332	5,592,491
Unilever N.V. (N.Y. Shares)	163,719	5,134,228

		10,726,719

Household Products (0.3%)
Procter & Gamble Co.	14,695	905,212

Personal Products (0.4%)
Avon Products, Inc.	45,416	1,228,049

Total Consumer Staples		24,240,381

Energy (11.4%)
Energy Equipment & Services (4.8%)
Halliburton Co.	163,969	8,172,215
Noble Corp.	39,507	1,802,309
Weatherford International Ltd.*	186,903	4,224,008

		14,198,532

Oil, Gas & Consumable Fuels (6.6%)
BP plc (ADR)	72,932	3,219,218
Chevron Corp.	64,150	6,891,635
ConocoPhillips	18,399	1,469,344
Royal Dutch Shell plc (ADR), Class A	75,408	5,494,227
Total S.A. (ADR)	36,594	2,231,136

		19,305,560

Total Energy		33,504,092

Financials (20.1%)
Capital Markets (4.6%)
Bank of New York Mellon Corp.	189,390	5,657,079
Goldman Sachs Group, Inc.	20,445	3,239,919
Morgan Stanley	123,471	3,373,228
State Street Corp.	30,080	1,351,795

		13,622,021

Commercial Banks (3.4%)
PNC Financial Services Group, Inc.	61,873	3,897,380
U.S. Bancorp	75,974	2,007,993
Wells Fargo & Co.	126,419	4,007,483

		9,912,856

Diversified Financial Services (6.1%)
Bank of America Corp.	392,216	5,228,239
Citigroup, Inc.*	931,225	4,116,015
JPMorgan Chase & Co.	190,212	8,768,773

		18,113,027

Insurance (6.0%)
Aflac, Inc.	22,632	1,194,517
Allstate Corp.	18,460	586,659
Chubb Corp.	90,566	5,552,601
MetLife, Inc.	89,029	3,982,267
Torchmark Corp.	44,001	2,925,187
Travelers Cos., Inc.	59,094	3,514,911

		17,756,142

Total Financials		59,404,046

Health Care (12.5%)
Health Care Providers & Services (4.2%)
Cardinal Health, Inc.	104,009	4,277,890
UnitedHealth Group, Inc.	127,153	5,747,316
WellPoint, Inc.	32,281	2,252,891

		12,278,097

Pharmaceuticals (8.3%)
Abbott Laboratories, Inc.	38,180	1,872,729
Bristol-Myers Squibb Co.	212,757	5,623,168
GlaxoSmithKline plc (ADR)	66,706	2,562,177
Merck & Co., Inc.	134,048	4,424,924
Pfizer, Inc.	398,843	8,100,501
Roche Holding AG (ADR)	51,842	1,863,720

		24,447,219

Total Health Care		36,725,316

Industrials (6.4%)
Aerospace & Defense (2.0%)
Honeywell International, Inc.	64,182	3,832,307
Textron, Inc.	75,273	2,061,728

		5,894,035

Electrical Equipment (0.8%)
Emerson Electric Co.	39,580	2,312,659

Industrial Conglomerates (2.0%)
General Electric Co.	212,497	4,260,565
Tyco International Ltd.	35,789	1,602,273

		5,862,838

Machinery (1.6%)
Ingersoll-Rand plc	101,251	4,891,436

Total Industrials		18,960,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (11.3%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	128,241	$2,199,333

Computers & Peripherals (3.4%)
Dell, Inc.*	243,893	3,538,887
Hewlett-Packard Co.	156,772	6,422,949

		9,961,836

Internet Software & Services (3.4%)
eBay, Inc.*	170,657	5,297,193
Yahoo!, Inc.*	275,183	4,581,797

		9,878,990

IT Services (0.7%)
Accenture plc, Class A	22,172	1,218,795
Western Union Co.	40,759	846,564

		2,065,359

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	82,070	1,655,352
KLA-Tencor Corp.	34,896	1,653,024

		3,308,376

Software (2.0%)
Microsoft Corp.	228,458	5,793,695

Total Information Technology		33,207,589

Materials (4.6%)
Metals & Mining (1.6%)
Alcoa, Inc.	270,366	4,771,960

Paper & Forest Products (3.0%)
International Paper Co.	293,587	8,860,456

Total Materials		13,632,416

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	122,656	3,753,274
Verizon Communications, Inc.	132,221	5,095,797

		8,849,071

Wireless Telecommunication Services (0.9%)
Vodafone Group plc (ADR)	96,636	2,778,285

Total Telecommunication Services		11,627,356

Utilities (2.2%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	34,028	1,195,744
FirstEnergy Corp.	55,871	2,072,255
PPL Corp.	91,605	2,317,607

		5,585,606

Multi-Utilities (0.3%)
Sempra Energy	16,141	863,543

Total Utilities		6,449,149

Total Common Stocks (96.2%) (Cost $237,355,179)		283,799,135

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.5%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $10,201,020)	$10,201,020	$10,201,020

Total Investments (99.7%) (Cost $247,556,199)		$294,000,155
Other Assets Less Liabilities (0.3%)		880,362

Net Assets (100%)		$294,880,517

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,047,822	$—	$—	$46,047,822
Consumer Staples	24,240,381	—	—	24,240,381
Energy	33,504,092	—	—	33,504,092
Financials	59,404,046	—	—	59,404,046
Health Care	36,725,316	—	—	36,725,316
Industrials	18,960,968	—	—	18,960,968
Information Technology	33,207,589	—	—	33,207,589
Materials	13,632,416	—	—	13,632,416
Telecommunication Services	11,627,356	—	—	11,627,356
Utilities	6,449,149	—	—	6,449,149
Short-Term Investments	—	10,201,020	—	10,201,020

Total Assets	$283,799,135	$10,201,020	$—	$294,000,155

Total Liabilities	$—	$—	$—	$—

Total	$283,799,135	$10,201,020	$—	$294,000,155

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,887,516
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,316,105

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,902,692
Aggregate gross unrealized depreciation	(8,500,364)

Net unrealized appreciation	$41,402,328

Federal income tax cost of investments	$252,597,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (3.7%)
BorgWarner, Inc.*	115,800	$9,228,102
Johnson Controls, Inc.	216,300	8,991,591
TRW Automotive Holdings Corp.*	122,016	6,720,641

		24,940,334

Automobiles (0.9%)
Daimler AG (Registered)*	84,043	5,949,404

Hotels, Restaurants & Leisure (1.4%)
Starbucks Corp.	251,050	9,276,298

Internet & Catalog Retail (3.6%)
Amazon.com, Inc.*	66,700	12,014,671
priceline.com, Inc.*	25,100	12,711,644

		24,726,315

Media (0.1%)
National CineMedia, Inc.	44,961	839,422

Multiline Retail (1.2%)
Macy’s, Inc.	348,400	8,452,184

Specialty Retail (2.7%)
Dick’s Sporting Goods, Inc.*	244,000	9,755,120
Williams-Sonoma, Inc.	215,700	8,735,850

		18,490,970

Total Consumer Discretionary		92,674,927

Energy (10.9%)
Energy Equipment & Services (3.1%)
Complete Production Services, Inc.*	237,800	7,564,418
Halliburton Co.	269,000	13,406,960

		20,971,378

Oil, Gas & Consumable Fuels (7.8%)
Brigham Exploration Co.*	284,100	10,562,838
Concho Resources, Inc.*	71,200	7,639,760
Hess Corp.	96,700	8,239,807
Newfield Exploration Co.*	174,462	13,260,857
Pioneer Natural Resources Co.	81,400	8,296,288
SandRidge Energy, Inc.*	418,500	5,356,800

		53,356,350

Total Energy		74,327,728

Financials (3.0%)
Capital Markets (2.1%)
Invesco Ltd.	258,800	6,614,928
TD Ameritrade Holding Corp.	354,700	7,402,589

		14,017,517

Commercial Banks (0.9%)
Itau Unibanco Holding S.A. (Preference) (ADR)	269,800	6,488,690

Total Financials		20,506,207

Health Care (13.5%)
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc.*	114,633	11,311,984

Health Care Equipment & Supplies (4.7%)
Alere, Inc.*	221,700	8,677,338
Sirona Dental Systems, Inc.*	195,791	9,820,877
Varian Medical Systems, Inc.*	101,300	6,851,932
Volcano Corp.*	263,400	6,743,040

		32,093,187

Health Care Providers & Services (4.4%)
Express Scripts, Inc.*	167,600	9,320,236
Healthspring, Inc.*	294,949	11,022,244
Laboratory Corp. of America Holdings*	108,000	9,950,040

		30,292,520

Health Care Technology (1.6%)
Cerner Corp.*	101,700	11,309,040

Life Sciences Tools & Services (1.1%)
Bruker Corp.*	347,000	7,234,950

Total Health Care		92,241,681

Industrials (22.3%)
Aerospace & Defense (4.4%)
Embraer S.A. (ADR)	259,500	8,745,150
Precision Castparts Corp.	59,300	8,727,774
TransDigm Group, Inc.*	152,200	12,758,926

		30,231,850

Electrical Equipment (1.1%)
EnerSys*	180,600	7,178,850

Industrial Conglomerates (1.6%)
General Electric Co.	553,900	11,105,695

Machinery (7.8%)
AGCO Corp.*	214,300	11,780,071
Cummins, Inc.	91,516	10,031,984
Eaton Corp.	229,400	12,717,936
Parker Hannifin Corp.	124,700	11,806,596
WABCO Holdings, Inc.*	109,300	6,737,252

		53,073,839

Professional Services (1.6%)
Manpower, Inc.	173,200	10,890,816

Road & Rail (4.1%)
Hertz Global Holdings, Inc.*	860,500	13,449,615
Kansas City Southern*	268,500	14,619,825

		28,069,440

Trading Companies & Distributors (1.7%)
WESCO International, Inc.*	185,200	11,575,000

Total Industrials		152,125,490

Information Technology (31.0%)
Communications Equipment (3.1%)
Ciena Corp.*	262,800	6,822,288
Finisar Corp.*	201,589	4,959,090
Juniper Networks, Inc.*	229,952	9,676,380

		21,457,758

Computers & Peripherals (6.7%)
Apple, Inc.*	99,549	34,687,849
EMC Corp.*	408,600	10,848,330

		45,536,179

Electronic Equipment, Instruments & Components (1.5%)
TE Connectivity Ltd.	289,200	10,069,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.1%)
LogMeIn, Inc.*	184,136	$7,763,174

IT Services (1.4%)
Gartner, Inc.*	238,423	9,935,086

Semiconductors & Semiconductor Equipment (4.2%)
Atmel Corp.*	446,700	6,088,521
Micron Technology, Inc.*	784,300	8,988,078
Netlogic Microsystems, Inc.*	319,063	13,407,027

		28,483,626

Software (13.0%)
Citrix Systems, Inc.*	145,600	10,695,776
Concur Technologies, Inc.*	131,000	7,263,950
Oracle Corp.	551,200	18,393,544
QLIK Technologies, Inc.*	276,000	7,176,000
RealD, Inc.*	262,086	7,170,673
Red Hat, Inc.*	183,585	8,332,923
Salesforce.com, Inc.*	71,300	9,524,254
SuccessFactors, Inc.*	221,040	8,640,454
TIBCO Software, Inc.*	417,800	11,385,050

		88,582,624

Total Information Technology		211,828,391

Materials (2.4%)
Chemicals (1.0%)
Airgas, Inc.	101,700	6,754,914

Containers & Packaging (1.4%)
Crown Holdings, Inc.*	254,300	9,810,894

Total Materials		16,565,808

Telecommunication Services (1.8%)
Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	148,098	7,674,438
NII Holdings, Inc.*	102,363	4,265,466

Total Telecommunication Services		11,939,904

Total Common Stocks (98.5%) (Cost $547,328,762)		672,210,136

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 4/1/11
(Cost $13,007,182)	$13,007,182	$13,007,182

Total Investments (100.4%) (Cost $560,335,944)		685,217,318
Other Assets Less Liabilities (-0.4%)		(2,803,496)

Net Assets (100%)		$682,413,822

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$92,674,927	$—	$—	$92,674,927
Energy	74,327,728	—	—	74,327,728
Financials	20,506,207	—	—	20,506,207
Health Care	92,241,681	—	—	92,241,681
Industrials	152,125,490	—	—	152,125,490
Information Technology	211,828,391	—	—	211,828,391
Materials	16,565,808	—	—	16,565,808
Telecommunication Services	11,939,904	—	—	11,939,904
Short-Term Investments	—	13,007,182	—	13,007,182

Total Assets	$672,210,136	$13,007,182	$—	$685,217,318

Total Liabilities	$—	$—	$—	$—

Total	$672,210,136	$13,007,182	$—	$685,217,318

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$309,778,966
Net Proceeds of Sales and Redemptions:
Stocks	$234,507,672

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,798,734
Aggregate gross unrealized depreciation	(1,287,323)

Net unrealized appreciation	$124,511,411

Federal income tax cost of investments	$560,705,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Portfolios’ policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the period ended March 31, 2011. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers in and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2011 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By: /s/ Steven M. Joenk
Steven M. Joenk
President
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 27, 2011

By: /s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 27, 2011